                                                              File No. 033-31375
                                                                        811-5929


     As filed with the Securities and Exchange Commission on April 25, 2018


================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                        Pre-Effective Amendment No.    [ ]


                       Post-Effective Amendment No. 46 [X]


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                                Amendment No. 48


                        (Check appropriate box or boxes)

                             AUL AMERICAN UNIT TRUST
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

              One American Square, Indianapolis, Indiana 46206-0368 (Address of Depositor's Principal Executive Offices) (Zip Code)

                  Depositor's Telephone Number: (317) 285-1213

                                Stephen L. Due
                            Associate General Counsel
                     American United Life Insurance Company
                               One American Square
                        Indianapolis, Indiana 46206-0368
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] On May 1, 2018 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed amendment

PROSPECTUS FOR

AUL AMERICAN UNIT TRUST



[ONEAMERICA_KO_LOGO2]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A OneAmerica(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 249-6269



      May 1, 2018

(THIS PAGE LEFT INTENTIONALLY BLANK.)

                                 PROSPECTUS

                           AUL AMERICAN UNIT TRUST
                      GROUP VARIABLE ANNUITY CONTRACTS
                                 OFFERED BY
                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)
            ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46206-0368
                               (800) 249-6269
 ANNUITY SERVICE OFFICE MAILING ADDRESS: P.O. BOX 6148, INDIANAPOLIS, INDIANA
                                 46206-6148

This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company"). Any qualified Employer, trust, custodian, association, or other entity may enter into the Contracts.

This Prospectus describes Contracts that allow ongoing Contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed Annuity payments to begin on a future date.


A Participant may allocate Contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding portfolios offered by the following Funds:





      AllianceBernstein LP



      American Beacon Advisors, Inc.



      American Century Investment Management, Inc.



      AQR Capital Management, LLC



      Ariel Investments, LLC



      BlackRock Advisors LLC



      BMO Investment Distributors, LLC



      Calvert Investment Management, Inc.



      Capital Research and Management Company



      Capstone Asset Management Company



      Columbia Management Investment Advisers, LLC



      Columbia Wanger Asset Management, LLC



      Cramer Rosenthal McGlynn, LLC



      Crossmark Global Investments, Inc.



      Deutsche Investment Management Americas, Inc.



      Dimensional Fund Advisors LP



      Dreyfus Corporation



      Federated Equity Management Company of Penn



      Federated Global Investment Management Corp.



      Federated Investment Management Company



      Federated MDTA LLC



      Fidelity Management & Research Company



      Fidelity SelectCO, LLC



      Franklin Advisers, Inc.



      Franklin Mutual Advisers, Inc.



      Fred Alger Management, Inc.



      Frost Funds



      Goldman Sachs Asset Management, L.P.



      Granahan Investment Management, Inc.



      Harris Associates L.P.



      Hensseler Asset Management, LLC



      Invesco Advisers, Inc.



      Ivy Investment Management Co.



      Janus Capital Management LLC



      JP Morgan Investment Management, Inc.



      Knights of Columbus Asset Advisors LLC



      Legg Mason Partners Fund Advisor, LLC



      Lord, Abbott & Company LLC



      Managers Investment Group LLC



      Manning & Napier Advisors, Inc.



      Massachusetts Financial Services Company



      MFS Investment Management



      Neuberger Berman Management, Inc.



      Northern Trust Investments, Inc.



      Nuveen Fund Advisors, LLC



      Oak Ridge Investments, LLC



      OFI Global Asset Management, Inc.



      Pacific Investment Management Company LLC



      Parnassus Investments



      Pax World Management LLC

      Payden & Rygel



      Payden/Kravitz Investment Advisers LLC



      PIMCO



      Pioneer Investment Management Inc.



      PNC Capital Advisors, LLC



      Principal Management Corporation



      Prudential Investments LLC



      Putnam Investment Management, LLC



      Russell Investment Management Company



      Schwartz Investment Counsel Inc.



      SSgA Funds Management Co.



      Strategic Advisers, Inc.



      T. Rowe Price Associates, Inc.



      Teachers Advisors, Inc.



      Templeton Global Advisors Limited



      Thornburg Investment Management, Inc.



      Timothy Partners, Ltd



      Touchstone Advisors Inc



      Vanguard Group, Inc.



      Victory Capital Management, Inc.



      Virtus Fund Advisers, LLC



      Wellington Management Company LLP





A Contract Participant does not own shares of the Fund; instead, units in the Variable Account are credited to his or her Account. For example, if a Participant decides to allocate his or her Contributions to the Pioneer Equity Income Portfolio, units of that Investment Account would be credited to the Participant's Account based on the amount of those Contributions and the then-current Accumulation Unit Value of that Investment Account. The Variable Account would, in turn, buy shares of the Pioneer Equity Income Portfolio.

A Participant's Account Value may fluctuate depending on the investment performance of the underlying Fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating Contributions to the Variable Account, a Participant may allocate Contributions to AUL's Fixed Interest Account ("FIA") or Stable Value Account ("SVA") Contributions to the FIA will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." Contributions to the SVA will earn interest at rates that are paid by AUL as described in "The Stable Value Account." A Participant may allocate Contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract.


This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2018, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by a current Prospectus for each Fund being considered. Each of these prospectuses should be read carefully and retained for future reference.


                 THE DATE OF THIS PROSPECTUS IS MAY 1, 2018

                             TABLE OF CONTENTS



DESCRIPTION                                              PAGE

DEFINITIONS...........................................      5

SUMMARY...............................................      7
   Purpose of the Contracts...........................      7
   Types of Contracts.................................      7
   The Variable Account and the Funds.................      7
   Fixed Interest Account and Stable Value Account....      7
   Contributions......................................      7
   Transfers..........................................      8
   Withdrawals........................................      8
   The Death Benefit..................................      8
   Death Benefits and Multiple Beneficiaries..........      8
   Annuity Options....................................      8
   Charges............................................      8
   Withdrawal Charge..................................      8
   Premium Tax Charge.................................      8
   Asset Charge.......................................      8
   Administrative Charge..............................      8
   Additional Charges and Fees........................      9
   Expenses of the Funds..............................      9
   Ten-Day Free Look..................................      9
   Termination by the Owner...........................      9
   Contacting AUL.....................................      9

EXPENSE TABLE.........................................     10

CONDENSED FINANCIAL INFORMATION.......................     11

INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS................................    221
   American United Life Insurance Company(R)..........    221
   Variable Account...................................    221
   The Funds..........................................    221
   Revenue AUL Receives...............................    273

THE CONTRACTS.........................................    273
   General............................................    273

CONTRIBUTIONS AND CONTRACT VALUES
DURING THE ACCUMULATION PERIOD........................    274
   Contributions under the Contracts..................    274
   Ten-Day Free Look..................................    274
   Initial and Single Contributions...................    274
   Allocation of Contributions........................    274
   Subsequent Contributions Under Recurring
    Contribution Contracts............................    274
   Transfers of Account Value.........................    275
   Abusive Trading Practices..........................    275
   Late Trading.......................................    275
   Market Timing......................................    275
   Participant's Variable Account Value...............    276
   Accumulation Units.................................    276



DESCRIPTION                                              PAGE

CONTRIBUTIONS AND CONTRACT VALUES
DURING THE ACCUMULATION PERIOD (CONTINUED)
   Accumulation Unit Value............................    276
   Net Investment Factor..............................    276
   Dollar Cost Averaging Program......................    276

CASH WITHDRAWALS AND THE
DEATH BENEFIT.........................................    277
   Cash Withdrawals...................................    277
   Systematic Withdrawal Service for 403(b), 408,
    408A, 457 Programs and 409A Programs..............    277
   Constraints on Withdrawals.........................    277
   General............................................    277
   403(b) Programs....................................    278
   Texas Optional Retirement Program..................    278
   The Death Benefit..................................    278
   Death Benefits and Multiple Beneficiaries..........    279
   Termination by the Owner...........................    279
   Termination by AUL.................................    280
   Payments from the Variable Account.................    280

CHARGES AND DEDUCTIONS................................    281
   Premium Tax Charge.................................    281
   Withdrawal Charge..................................    281
   Asset Charge.......................................    282
   Variable Investment Plus...........................    282
   Administrative Charge..............................    282
   Additional Charges and Fees........................    282
   Other Charges......................................    283
   Variations in Charges..............................    283
   Guarantee of Certain Charges.......................    283
   Expenses of the Funds..............................    283

ANNUITY PERIOD........................................    283
   General............................................    283
   Annuity Options....................................    284
   Option 1 - Life Annuity............................    284
   Option 2 - Certain and Life Annuity................    284
   Option 3 - Survivorship Annuity....................    284
   Option 4 - Installment Refund Life Annuity.........    284
   Option 5 - Fixed Periods...........................    284
   Selection of an Option.............................    284

THE FIXED INTEREST ACCOUNT............................    285
   Interest...........................................    285
   Withdrawals and Transfers..........................    285
   Transfer of Interest Option........................    286
   Contract Charges...................................    286
   Payments from the Fixed Interest Account...........    287
   403(b) Plan Loans..................................    287

THE STABLE VALUE ACCOUNT..............................    287
   In General.........................................    287

                             TABLE OF CONTENTS



DESCRIPTION                                             PAGE

THE STABLE VALUE ACCOUNT (CONTINUED)
   Guaranteed SVA Account Value......................    287
   Transfers to and from the SVA.....................    288
   Benefits Paid from the SVA........................    288
   Annuities Paid from the SVA.......................    288
   Contract Termination..............................    288

MORE ABOUT THE CONTRACTS.............................    289
   Designation and Change of Beneficiary.............    289
   Assignability.....................................    289
   Proof of Age and Survival.........................    289
   Misstatements.....................................    289
   Termination of Recordkeeping Services.............    289

FEDERAL TAX MATTERS..................................    289
   Introduction......................................    289
   Tax Status of the Company and
    the Variable Account.............................    290
   Tax Treatment of Retirement Programs..............    290
   401 Employee Benefit Plans........................    290
   403(b) Plans......................................    291



DESCRIPTION                                             PAGE

FEDERAL TAX MATTERS (CONTINUED)
   408 and 408A Programs.............................    291
   409A and 457 Programs.............................    291
   HSA, HRA, and OPEB Employee Benefit Plans.........    291
   Tax Penalty.......................................    292
   Withholding.......................................    292

OTHER INFORMATION....................................    292
   Mixed and Shared Funding..........................    292
   Voting of Shares of the Funds.....................    292
   Substitution of Investments.......................    293
   Redemption Fees...................................    294
   Changes to Comply with Law and Amendments.........    294
   Reservation of Rights.............................    294
   Periodic Reports..................................    294
   Payments to Agents, Intermediaries and
    other Financial Professionals....................    294
   Legal Proceedings.................................    294
   Legal Matters.....................................    294
   Financial Statements..............................    294

STATEMENT OF ADDITIONAL INFORMATION..................    295

                                 DEFINITIONS


Various terms commonly used in this Prospectus are defined as follows:

ACCOUNT DATE - The date on which a Participant's initial Contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

ACCUMULATION PERIOD - The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons upon whose life or lives Annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

ANNUITY COMMENCEMENT DATE - The first day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of Annuity payments are made.

ANNUITY PERIOD - The period during which Annuity payments are made.

AUL - American United Life Insurance Company(R)

BENEFICIARY - The person having the right to the death benefit, if any, payable upon the death of a Participant, an Annuitant or another Beneficiary.

BENEFIT RESPONSIVE - Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.

BUSINESS DAY - A day on which both AUL's Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving, but AUL may not be open for business on other days.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date any Contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract anniversaries.

CONTRACT YEAR - A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

CONTRIBUTIONS - Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A Program. Depending on the type of Contract, Contributions may be made on a recurring basis or on a single-premium basis.

CORPORATE OFFICE - The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46206-0368


EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code. This term also includes Health Savings Accounts, Health Reimbursement Arrangements, and other post-employment benefit plans discussed on page seven (7).


EMPLOYER - An Employer, such as a tax-exempt or public school organization, with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.

EMPLOYER SPONSORED 403(b) PROGRAM - A 403(b) Program funded with a Contract that allows the Owner to terminate the Contract and transfer the Contract assets to another funding medium.

FIXED INTEREST ACCOUNT ("FIA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The FIA may not be available under all Contracts.

FUNDS - A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

INVESTMENT ACCOUNT - One or more of the subdivisions of the Variable Account. Each Investment Account invests in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

IRS - Internal Revenue Service.

OWNER - The Employer, association, trust, or other entity entitled to the ownership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an Owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

PARTICIPANT - An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

PARTICIPANT'S ACCOUNT - An account established for each Participant. In some contracts, Participants' Accounts are not maintained.

PARTICIPANT'S ACCOUNT VALUE - The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's Fixed Interest Account Value, Stable Value Account Value and Variable Account Value. When the account is established, it is equal to the initial Contribution, and thereafter will reflect the net result of Contributions, investment performance, charges deducted, loans, and any withdrawals taken.

PARTICIPANT'S FIXED INTEREST ACCOUNT VALUE - The total value of a Participant's interest in the FIA.

PARTICIPANT'S STABLE VALUE ACCOUNT VALUE - The total value of a Participant's interest in the Stable Value Account.

PARTICIPANT'S VARIABLE ACCOUNT VALUE - The total value of a Participant's interest in the Investment Accounts of the Variable Account.

PARTICIPANT'S WITHDRAWAL VALUE - A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.


PLAN - The retirement plan or other type of Employee Benefit Plan, in connection with which the Contract is issued, and any subsequent amendment to such a plan.

STABLE VALUE ACCOUNT ("SVA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The SVA may not be available under all Contracts.

VALUATION DATE - Each date on which the Variable Account is valued, which currently includes each Business Day.

VALUATION PERIOD - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

VESTED - A legally fixed immediate right of ownership.

403(b) PROGRAM - An arrangement by a public school organization or a religious, charitable, educational, or scientific organization that is described in
Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided in Section 403(b) of the Internal Revenue Code.

408 OR 408A PROGRAM - A program of individual retirement annuities, including a traditional IRA, a Simplified Employee Pension, SIMPLE IRA, or Roth IRA established by an Employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 OR 409A PROGRAM - A 457 Program is a plan established by a unit of a state or local government or a tax-exempt organization (other than a church) under
Section 457 of the Internal Revenue Code. A 409A Program is a deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.

                            SUMMARY


This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Interest Account" and "The Stable Value Account" section of this Prospectus briefly describe the FIA and the SVA.


PURPOSE OF THE CONTRACTS

The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate Contributions to the various Investment Accounts of the Variable Account or to the FIA or SVA. See the Section "The Contracts" later in this Prospectus.

Additionally, a Contract may be used to accept Contributions as a funding vehicle for a Plan Sponsor-provided: (1) Health Savings Account (HSA) established pursuant to Internal Revenue Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment non-pension benefits (which may include unused sick and vacation leave time benefits or certain health care benefits) for former employees.


TYPES OF CONTRACTS

AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and also for use with HRA, HSA and other post-employment benefit ("OPEB") plans. AUL also offers single Contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.


THE VARIABLE ACCOUNT AND THE FUNDS


AUL will allocate Contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the portfolios listed in the table starting on page 222.



Each of the Funds has different principal investment strategies. An Owner or a Participant (depending on the Contract) may allocate Contributions to one or more of the Investment Accounts available under a Contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.



FIXED INTEREST ACCOUNT AND STABLE VALUE ACCOUNT

An Owner or a Participant (depending on the Contract) may allocate Contributions to the FIA or to the SVA, which are part of AUL's General Account. Amounts allocated to the FIA or to the SVA earn interest at rates periodically determined by AUL. The FIA rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the Contract. The SVA has no minimum credited interest rate guarantee. See the Sections "The Fixed Interest Account" and "The Stable Value Account" later in this Prospectus.


CONTRIBUTIONS

For Recurring Contribution Contracts, Contributions may vary in amount and frequency. A Plan may impose maximum and minimum Contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make Contributions of at least $1,000 or $5,000, depending on the Contract. See the Section "Contributions under the Contracts" later in this Prospectus.

TRANSFERS

An Owner or a Participant (depending on the Contract) may transfer part or all of his or her Variable Account Value among the Investment Accounts or to the FIA or SVA at any time during the Accumulation Period, subject to certain restrictions. Similarly, an Owner or a Participant may transfer part or all of his or her FIA or SVA value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.


WITHDRAWALS

The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment ("MVA"). See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.


THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the Vested portion of the Participant's Account value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.


DEATH BENEFITS AND MULTIPLE BENEFICIARIES

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.


ANNUITY OPTIONS

The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.


CHARGES

Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.


WITHDRAWAL CHARGE

AUL does not impose a sales charge at the time a Contribution is made to a Participant's Account under a Contract. If a Participant makes a cash withdrawal or the Owner surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge). In most Contracts, the withdrawal charge only applies where the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.


PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity, which usually will be deducted at the time Annuity payments commence. Premium taxes currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.


ASSET CHARGE

AUL deducts a daily charge in an amount not greater than an annual rate of 1.25 percent of the average daily net assets of each Investment Account of the Variable Account, depending upon your Contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.


ADMINISTRATIVE CHARGE

AUL may deduct from a Participant's Account an Administrative Charge equal to a maximum of $50 per year, deducted quarterly in equal installments. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed in certain Contracts if the value of a Participant's Account is equal to a certain minimum on the last day of each Contract Year quarter. See the Section "Administrative Charge" later in this Prospectus.


ADDITIONAL CHARGES AND FEES

Some Contracts may contain additional charges and fees for services such as loan initiation, loan maintenance, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.


EXPENSES OF THE FUNDS


Each Investment Account of the Variable Account purchases shares of a corresponding Fund. The price of the shares reflects investment advisory fees and other expenses paid by each Fund. In addition, some Funds may charge a redemption fee for short-term trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.



TEN-DAY FREE LOOK

Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.


TERMINATION BY THE OWNER

An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at the Corporate Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, apply a positive or negative MVA) on a Participant's Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b) Contracts. Under another payment option, AUL will not assess an investment liquidation charge or MVA. However, amounts attributable to the aggregate Withdrawal Values derived from the FIA of all Participants under the Contract shall be paid in five (5), six (6), seven (7), or eleven (11) approximately equal annual installments, depending on the Contract. The aggregate Guaranteed SVA Account Value (as defined in the Contract) of all Participants under the Contract, plus interest as determined in the Contract, minus any applicable Withdrawal Charge, shall be paid out three hundred sixty-five (365) days or, in some Contracts, 1,095 days (3 years), following the date that AUL receives notice of Contract termination from the Owner. An earlier payout may be arranged at AUL's discretion. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge or the MVA, see the Section "Termination by the Owner" later in this Prospectus.


CONTACTING AUL

Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.

                                EXPENSE TABLE


The following tables describe the fees and expenses that the Owner or Participant will pay when buying, owning or surrendering the Contract. The first table describes the fees and expenses that the Owner or Participant will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."



PARTICIPANTS TRANSACTION EXPENSES
Maximum Deferred Sales Load (withdrawal charge)(1)                                                                            8%

OPTIONAL FEES
Maximum Loan Initiation Fee(2)                                                                                          $    100
Maximum Annual Charge for Non-Electronic Transfers(3)                                                                   $      5
Maximum Charge for Non-Electronic Contributions                                                                         $  1,000
Maximum Distribution Fee(4)                                                                                             $     50
Maximum Contract Termination Individual Participant Check Fee(5)                                                        $    100


The next table describes the fees and expenses that the Owner or Participant will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.


Maximum Administrative Charge(6)                                                                                          $      50
Maximum Brokerage Window Fee(7)                                                                                           $     100
Maximum Total Separate Account Annual Expenses (Asset Charges)(8)                                                             1.25%
Investment Advice Provider Fee(9)                                                                                          May Vary
Maximum Managed Account Service Fee(9)                                                                                        1.00%
Maximum Plan Sponsor Investment Option Advisory Fee(10)                                                                   $   1,500
Maximum Guaranteed Minimum Death Benefit Option (per year)(11)                                                                0.20%
Maximum Loan Administration Fee(12)                                                                                       $      50


(1) The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of the Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years, 4 percent of the Account Value in excess of any applicable 10 percent free-out for the next five (5) years, and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. See the section "Withdrawal Charges" later in this Prospectus.

(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(3) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.


(4) AUL may bill the Owner for a Distribution Fee of up to $50 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.


(5) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) The Administrative Charge may be less than $50 per year, based on the size of the Participant's Account and/or the type of Contract.

(7) The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account.

(8) This charge may be less than 1.25 percent for certain Contracts. A Contract's Asset Charge may be 0.00 percent, 0.25 percent, 0.50 percent,
    0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent. Furthermore, a portion of the Asset Charge may be credited back to a Participant's Account in the form of Accumulation Units. The number of Accumulation Units credited will depend on the terms of the Contract and the aggregate variable Investment Account assets on deposit. Please refer to your Contract for details regarding the Asset Charge applicable to you.


(9) Investment Advice Provider Fee and Managed Account Service Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is one percent of the total Account Value annually, paid in
    0.25 percent quarterly installments. No portion of these fees are retained by AUL.


(10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(11) This charge only applies to certain IRA Contracts. This fee is deducted quarterly.

(12) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner or Participant may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


TOTAL FUND ANNUAL OPERATING EXPENSES                                                         MINIMUM                 MAXIMUM
-----------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets,
including management fees, distribution fees and/or
service (12b-1) fees, acquired fund fees and expenses ("AFFE"),
and other expenses*)                                                                         0.05%                   2.42%



* In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.

EXAMPLE

The Example is Intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


(1) If you surrender your contract at the end of the applicable time period:


                     1 Year                         3 Years                        5 Years                       10 Years
                     $1,162                         $2,051                         $2,949                         $4,852


(2) If you annuitize at the end of the applicable time period:


                     1 Year                         3 Years                        5 Years                       10 Years
                      $438                          $1,320                         $2,210                         $4,472


(3) If you do not surrender your contract:


                     1 Year                         3 Years                        5 Years                       10 Years
                      $438                          $1,320                         $2,210                         $4,472


ADDITIONAL ASSUMPTIONS:

Annual M&E Charge:      1.25%
Maximum GMDB Option:    0.20%
Maximum Admin. Charge:  $50
Surrender Charges:      8% for years 1-5, 4% for years 6-10, 0% for years 11+
                        These surrender charges are reduced by 10% due to the free-out provision in these contracts.
                        This is the maximum surrender charge scale imposed on such contracts.
                         For example, if the participant surrenders at the end of the fifth year, there will be a Surrender Charge of 8% x 0.90 = 7.2% of the Account Value charged to the participant.


                       CONDENSED FINANCIAL INFORMATION



The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the year of first deposit or the ten-year period from January 1, 2008 through December 31, 2017.



The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2017. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Public Registered Accounting Firm.

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AB CORE OPPORTUNITIES FUND - R CLASS
  BAND 125
   2017                                               $ 1.97                         $ 2.38                           250,602
   2016                                                 1.86                           1.97                           264,753
   2015                                                 1.79                           1.86                           274,808
   2014                                                 1.61                           1.79                           395,210
   2013                                                 1.23                           1.61                           506,963
   2012                                                 1.08                           1.23                           234,076
   2011                                                 1.04                           1.08                            79,578
   2010                                                 0.91                           1.04                            47,749
   2009                                                 0.75                           0.91                            37,645
   2008                                                 1.24                           0.75                            42,640

  BAND 100
   2017                                               $ 2.03                         $ 2.46                               527
   2016                                                 1.91                           2.03                               888
   2015                                                 1.83                           1.91                             7,547

  BAND 0
   2017                                               $ 2.28                         $ 2.79                           191,412
   2016                                                 2.12                           2.28                           193,509
   2015                                                 2.02                           2.12                             1,145
   2014                                                 1.80                           2.02                             1,145
   2013                                                 1.35                           1.80                             1,145
   2012                                                 1.17                           1.35                             1,145
   2011                                                 1.12                           1.17                             1,145
   2010                                                 0.97                           1.12                             1,145

AB DISCOVERY GROWTH FUND - R CLASS
  BAND 125
   2017                                               $ 2.03                         $ 2.65                           468,130
   2016                                                 1.97                           2.03                         1,157,771
   2015                                                 2.02                           1.97                         1,647,096
   2014                                                 2.00                           2.02                         1,333,504
   2013                                                 1.47                           2.00                           960,091
   2012                                                 1.30                           1.47                           461,118
   2011                                                 1.28                           1.30                           437,753
   2010                                                 0.93                           1.28                           240,108
   2009                                                 0.65                           0.93                           160,545
   2008                                                 1.27                           0.65                           130,097

  BAND 100
   2017                                               $ 2.09                         $ 2.74                            70,746
   2016                                                 2.03                           2.09                            83,102
   2015                                                 2.07                           2.03                           206,398
   2014                                                 2.04                           2.07                           204,608
   2013                                                 1.50                           2.04                            60,604
   2012                                                 1.32                           1.50                            56,407
   2011                                                 1.30                           1.32                            50,425
   2010                                                 0.95                           1.30                            41,612
   2009                                                 0.65                           0.95                            67,708
   2008                                                 1.28                           0.65                            33,380

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2017                                              $ 2.22                       $  2.91                         30,147
   2016                                                2.14                          2.22                         40,973
   2015                                                2.17                          2.14                         42,070
   2014                                                2.13                          2.17                         42,929
   2013                                                1.55                          2.13                         43,539
   2012                                                1.37                          1.55                         75,572
   2011                                                1.33                          1.37                        112,657
   2010                                                0.97                          1.33                        129,801
   2009                                                0.66                          0.97                        153,819
   2008                                                1.30                          0.66                        138,626

  BAND 0
   2017                                              $ 2.35                       $  3.10                              -
   2016                                                2.25                          2.35                              -
   2015                                                2.28                          2.25                        304,332
   2014                                                2.23                          2.28                        143,765
   2013                                                1.62                          2.23                         55,492

AB DISCOVERY VALUE FUND - R CLASS
  BAND 125
   2017                                              $ 2.37                       $  2.63                        443,723
   2016                                                1.94                          2.37                        491,501
   2015                                                2.09                          1.94                        223,013
   2014                                                1.96                          2.09                        359,301
   2013                                                1.45                          1.96                        460,046
   2012                                                1.25                          1.45                        567,555
   2011                                                1.38                          1.25                        601,472
   2010                                                1.11                          1.38                        432,363
   2009                                                0.79                          1.11                        303,697
   2008                                                1.23                          0.79                        253,088

  BAND 100
   2017                                              $ 2.44                       $  2.72                         94,676
   2016                                                1.99                          2.44                         58,776
   2015                                                2.15                          1.99                         60,237
   2014                                                2.00                          2.15                         63,662

  BAND 50
   2017                                              $ 2.59                       $  2.89                        167,080
   2016                                                2.10                          2.59                        172,714
   2015                                                2.25                          2.10                        179,470
   2014                                                2.09                          2.25                        182,718
   2013                                                1.54                          2.09                        191,857
   2012                                                1.31                          1.54                        195,370
   2011                                                1.44                          1.31                        194,052
   2010                                                1.15                          1.44                         35,636

AB HIGH INCOME FUND - ADVISOR CLASS
  BAND 125
   2017                                              $ 1.16                       $  1.23                      5,966,921
   2016                                                1.01                          1.16                      8,761,241
   2015                                                1.06                          1.01                      7,209,994
   2014                                                1.04                          1.06                      6,206,979
   2013                                                1.00 (06/20/13)               1.04                      2,089,742

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AB HIGH INCOME FUND - R CLASS
  BAND 125
   2017                                              $ 1.13                       $ 1.20                          26,459
   2016                                                1.00                         1.13                          16,179
   2015                                                1.05                         1.00                           5,978
   2014                                                1.04                         1.05                          51,742
   2013                                                1.00 (06/20/13)              1.04                           1,307

AB INTERNATIONAL VALUE FUND - R CLASS
  BAND 125
   2017                                              $ 0.97                       $ 1.19                         127,579
   2016                                                0.99                         0.97                         271,421
   2015                                                0.98                         0.99                         318,044
   2014                                                1.07                         0.98                         399,182
   2013                                                0.89                         1.07                         394,237
   2012                                                0.79                         0.89                         378,832
   2011                                                1.00                         0.79                         420,444
   2010                                                0.98                         1.00                         651,547
   2009                                                0.74                         0.98                         650,608
   2008                                                1.62                         0.74                         640,620

  BAND 100
   2017                                              $ 0.99                       $ 1.23                             905
   2016                                                1.02                         0.99                           3,647
   2015                                                1.00                         1.02                          11,245
   2014                                                1.09                         1.00                           9,578

AB SMALL CAP GROWTH FUND - R CLASS
  BAND 125
   2017                                              $ 2.38                       $ 3.15                         493,384
   2016                                                2.27                         2.38                       1,126,912
   2015                                                2.33                         2.27                       1,215,437
   2014                                                2.41                         2.33                       1,111,480
   2013                                                1.69                         2.41                       1,275,819
   2012                                                1.49                         1.69                       1,016,170
   2011                                                1.45                         1.49                         640,602
   2010                                                1.07                         1.45                         507,443
   2009                                                0.77                         1.07                         445,190
   2008                                                1.41                         0.77                         259,548

  BAND 100
   2017                                              $ 2.45                       $ 3.25                         110,967
   2016                                                2.33                         2.45                         150,755
   2015                                                2.39                         2.33                         198,679
   2014                                                2.46                         2.39                         198,413
   2013                                                1.72                         2.46                           2,763
   2012                                                1.51                         1.72                             364

  BAND 0
   2017                                              $ 2.75                       $ 3.69                               -
   2016                                                2.59                         2.75                           2,161
   2015                                                2.63                         2.59                         152,037
   2014                                                2.69                         2.63                         116,328
   2013                                                1.86                         2.69                         102,496
   2012                                                1.62                         1.86                         112,940
   2011                                                1.56                         1.62                          14,055
   2010                                                1.14                         1.56                          10,510
   2009                                                0.80                         1.14                             960
   2008                                                1.46                         0.80                             688

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AB SUSTAINABLE INTERNATIONAL THEMATIC FUND (FORMERLY AB INTERNATIONAL GROWTH FUND) - R CLASS
  BAND 125
   2017                                               $ 1.16                         $ 1.53                            35,641
   2016                                                 1.26                           1.16                            35,325
   2015                                                 1.31                           1.26                           168,741
   2014                                                 1.35                           1.31                           166,047
   2013                                                 1.21                           1.35                            79,354
   2012                                                 1.06                           1.21                            79,642
   2011                                                 1.29                           1.06                            91,158
   2010                                                 1.17                           1.29                           392,417
   2009                                                 0.85                           1.17                         1,382,120
   2008                                                 1.70                           0.85                         4,169,313

  BAND 100
   2017                                               $ 1.19                         $ 1.58                            10,881
   2016                                                 1.30                           1.19                            12,873
   2015                                                 1.34                           1.30                            14,458
   2014                                                 1.38                           1.34                            36,537

  BAND 50
   2017                                               $ 1.26                         $ 1.68                           352,377
   2016                                                 1.37                           1.26                           355,965
   2015                                                 1.41                           1.37                           375,190
   2014                                                 1.44                           1.41                           396,780
   2013                                                 1.28                           1.44                           439,242
   2012                                                 1.12                           1.28                           456,421
   2011                                                 1.35                           1.12                           535,816
   2010                                                 1.21                           1.35                           474,332
   2009                                                 0.87                           1.21                           459,866
   2008                                                 1.73                           0.87                           459,865

AB VALUE FUND - R CLASS
  BAND 125
   2017                                               $ 1.35                         $ 1.50                            45,316
   2016                                                 1.24                           1.35                            43,349
   2015                                                 1.36                           1.24                            54,998
   2014                                                 1.24                           1.36                            52,997
   2013                                                 0.93                           1.24                            89,160
   2012                                                 0.82                           0.93                            70,046
   2011                                                 0.87                           0.82                            63,274
   2010                                                 0.79                           0.87                            62,565
   2009                                                 0.68                           0.79                            60,625
   2008                                                 1.18                           0.68                            65,853

  BAND 100
   2017                                               $ 1.39                         $ 1.55                             7,987
   2016                                                 1.27                           1.39                             7,999
   2015                                                 1.39                           1.27                            57,333
   2014                                                 1.26                           1.39                            57,247
   2013                                                 0.95                           1.26                            52,334
   2012                                                 0.83                           0.95                            60,310
   2011                                                 0.88                           0.83                            69,052
   2010                                                 0.80                           0.88                            61,588
   2009                                                 0.68                           0.80                            53,550
   2008                                                 1.19                           0.68                            34,458

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALGER BALANCED PORTFOLIO - I-2 CLASS
  BAND 125
    2017                                             $  1.43                      $  1.63                        908,907
    2016                                                1.33                         1.43                        909,177
    2015                                                1.33                         1.33                        924,645
    2014                                                1.23                         1.33                      1,003,672
    2013                                                1.08                         1.23                      1,122,539
    2012                                                1.03                         1.08                      1,338,041
    2011                                                1.04                         1.03                      1,520,882
    2010                                                0.96                         1.04                      1,687,503
    2009                                                0.75                         0.96                      1,706,404
    2008                                                1.11                         0.75                      1,653,604

ALGER CAPITAL APPRECIATION FUND - Z CLASS
  BAND 125
    2017                                             $  0.99                      $  1.29                      2,265,413

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND - I CLASS
  BAND 125
    2017                                             $  2.21                      $  2.86                      1,769,559
    2016                                                2.23                         2.21                      2,177,910
    2015                                                2.12                         2.23                      3,898,881
    2014                                                1.90                         2.12                      4,062,912
    2013                                                1.43                         1.90                      3,917,516
    2012                                                1.22                         1.43                      4,721,795
    2011                                                1.25                         1.22                      4,325,307
    2010                                                1.12                         1.25                      3,000,328
    2009                                                0.76                         1.12                      1,080,172
    2008                                                1.37                         0.76                        328,522

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND - R CLASS
  BAND 125
    2017                                             $  2.10                      $  2.71                      2,763,378
    2016                                                2.13                         2.10                      4,334,234
    2015                                                2.04                         2.13                      5,784,626
    2014                                                1.83                         2.04                      4,529,320
    2013                                                1.38                         1.83                      5,110,290
    2012                                                1.19                         1.38                      5,000,198
    2011                                                1.22                         1.19                      2,230,755
    2010                                                1.10                         1.22                      1,543,088
    2009                                                0.75                         1.10                        787,045
    2008                                                1.36                         0.75                        323,390

  BAND 50
    2017                                             $  2.27                      $  2.94                        391,380
    2016                                                2.28                         2.27                        404,146
    2015                                                2.17                         2.28                        428,771
    2014                                                1.93                         2.17                        458,701
    2013                                                1.45                         1.93                        487,056
    2012                                                1.24                         1.45                        535,670
    2011                                                1.26                         1.24                        566,804



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2017                                             $  2.38                       $ 3.11                          88,838
    2016                                                2.39                         2.38                         660,903
    2015                                                2.26                         2.39                         907,686
    2014                                                2.00                         2.26                         600,985
    2013                                                1.49                         2.00                         610,762
    2012                                                1.27                         1.49                         585,119
    2011                                                1.29                         1.27                         341,307
    2010                                                1.14                         1.29                          82,371

ALGER CAPITAL APPRECIATION PORTFOLIO - I-2 CLASS
  BAND 125
    2017                                             $  1.44                       $ 1.86                      30,861,187
    2016                                                1.45                         1.44                      35,021,371
    2015                                                1.38                         1.45                      36,466,002
    2014                                                1.23                         1.38                      25,403,398
    2013                                                0.92                         1.23                      26,449,434
    2012                                                0.79                         0.92                      22,832,193
    2011                                                0.80                         0.79                      15,260,179
    2010                                                0.71                         0.80                      13,690,430
    2009                                                0.48                         0.71                      11,507,029
    2008                                                0.88                         0.48                       6,909,800

  BAND 0
    2017                                             $  1.77                       $ 2.33                         411,151
    2016                                                1.76                         1.77                         337,382
    2015                                                1.66                         1.76                         262,876
    2014                                                1.46                         1.66                         144,775
    2013                                                1.08                         1.46                          10,155

ALGER LARGE CAP GROWTH PORTFOLIO - I-2 CLASS
  BAND 125
    2017                                             $  4.14                       $ 5.25                       6,152,223
    2016                                                4.22                         4.14                       6,861,306
    2015                                                4.20                         4.22                       8,048,357
    2014                                                3.84                         4.20                       8,683,259
    2013                                                2.88                         3.84                       9,499,451
    2012                                                2.65                         2.88                      12,763,073
    2011                                                2.69                         2.65                      14,617,577
    2010                                                2.40                         2.69                      16,475,800
    2009                                                1.65                         2.40                      17,860,538
    2008                                                3.10                         1.65                      20,659,794

ALGER SMALL CAP GROWTH INSTITUTIONAL FUND - I CLASS
  BAND 125
    2017                                             $  1.56                       $ 1.98                         209,085
    2016                                                1.48                         1.56                         170,402
    2015                                                1.55                         1.48                         345,062
    2014                                                1.57                         1.55                         508,835
    2013                                                1.19                         1.57                       4,769,796
    2012                                                1.07                         1.19                       5,109,270
    2011                                                1.11                         1.07                       5,515,780
    2010                                                0.90                         1.11                       4,810,958
    2009                                                0.63                         0.90                       4,103,211
    2008                                                1.18                         0.63                         994,455

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALGER SMALL CAP GROWTH INSTITUTIONAL FUND - R CLASS
  BAND 125
   2017                                              $ 1.49                        $ 1.88                          14,692
   2016                                                1.41                          1.49                          17,479
   2015                                                1.49                          1.41                          27,058
   2014                                                1.52                          1.49                          91,806
   2013                                                1.15                          1.52                         233,935
   2012                                                1.04                          1.15                         494,276
   2011                                                1.09                          1.04                         505,729
   2010                                                0.88                          1.09                         708,498
   2009                                                0.63                          0.88                         546,389
   2008                                                1.18                          0.63                         370,482

ALLIANZGI MULTI-ASSET INCOME FUND - ADMINISTRATIVE CLASS (FORMERLY ALLIANZGI DYNAMIC MULTI-ASSET INCOME FUND)
  BAND 125
   2017                                              $ 1.11                        $ 1.20                         674,895
   2016                                                1.05                          1.11                         701,223
   2015                                                1.08                          1.05                               -
   2014                                                1.07                          1.08                          16,359
   2013                                                1.06                          1.07                          10,370

ALLIANZGI NFJ DIVIDEND VALUE FUND - ADMINISTRATIVE CLASS
  BAND 125
   2017                                              $ 1.38                        $ 1.58                         231,281
   2016                                                1.21                          1.38                         319,635
   2015                                                1.34                          1.21                       1,378,887
   2014                                                1.23                          1.34                       1,042,096
   2013                                                0.97                          1.23                         997,882
   2012                                                0.86                          0.97                       1,054,215
   2011                                                0.84                          0.86                       1,567,789
   2010                                                0.75                          0.84                       1,280,768
   2009                                                0.68                          0.75                       2.169,630
   2008                                                1.07                          0.68                       1,824,008

ALLIANZGI NFJ DIVIDEND VALUE FUND - R CLASS
  BAND 125
   2017                                              $ 1.33                        $ 1.52                         239,981
   2016                                                1.17                          1.33                         615,014
   2015                                                1.30                          1.17                       1,035,110
   2014                                                1.20                          1.30                       2,492,834
   2013                                                0.95                          1.20                       3,903,732
   2012                                                0.84                          0.95                       4,705,850
   2011                                                0.83                          0.84                       5,034,494
   2010                                                0.75                          0.83                       5,108,611
   2009                                                0.67                          0.75                       4,345,901
   2008                                                1.07                          0.67                        2,831.08



                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2017                                               $ 1.37                         $ 1.56                           50,748
   2016                                                 1.19                           1.37                           54,120
   2015                                                 1.32                           1.19                           56,322
   2014                                                 1.22                           1.32                           54,112
   2013                                                 0.96                           1.22                            4,286
   2012                                                 0.86                           0.96                            4,286
   2011                                                 0.84                           0.86                            5,942
   2010                                                 0.75                           0.84                            4,286
   2009                                                 0.67                           0.75                            4,230
   2008                                                 1.07                           0.67                            4,142

  BAND 0
   2017                                               $ 1.51                         $ 1.75                                -
   2016                                                 1.31                           1.51                           86,052
   2015                                                 1.44                           1.31                          195,145
   2014                                                 1.31                           1.44                          199,251
   2013                                                 1.02                           1.31                          198,794
   2012                                                 0.90                           1.02                          123,680
   2011                                                 0.88                           0.90                           88,685
   2010                                                 0.78                           0.88                          199,267
   2009                                                 0.69                           0.78                          256,696
   2008                                                 1.08                           0.69                           23,373

ALLIANZGI NFJ MID-CAP VALUE FUND - ADMINISTRATIVE CLASS
  BAND 125
   2017                                               $ 2.23                         $ 2.80                           69,580
   2016                                                 1.93                           2.23                           55,558
   2015                                                 2.03                           1.93                          361,732
   2014                                                 1.89                           2.03                          408,060
   2013                                                 1.45                           1.89                          433,982
   2012                                                 1.27                           1.45                          530,617
   2011                                                 1.30                           1.27                          549,720
   2010                                                 1.09                           1.30                          557,619
   2009                                                 0.83                           1.09                          537,575
   2008                                                 1.40                           0.83                          563,395

  BAND 0
   2017                                               $ 2.68                         $ 3.40                            3,724
   2016                                                 2.29                           2.68                            2,557
   2015                                                 2.37                           2.29                            1,290
   2014                                                 2.18                           2.37                              124

ALLIANZGI NFJ MID-CAP VALUE FUND - R CLASS
  BAND 125
   2017                                               $ 2.23                         $ 2.78                          128,080
   2016                                                 1.94                           2.23                           77,078
   2015                                                 2.04                           1.94                          123,477
   2014                                                 1.91                           2.04                          133,552
   2013                                                 1.47                           1.91                          207,887
   2012                                                 1.29                           1.47                          219,895
   2011                                                 1.33                           1.29                          151,351
   2010                                                 1.12                           1.33                           88,842
   2009                                                 0.85                           1.12                           34,461
   2008                                                 1.44                           0.85                           38,676

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2017                                             $ 2.30                        $ 2.88                         77,179
   2016                                               2.00                          2.30                         82,847
   2015                                               2.09                          2.00                         82,176
   2014                                               1.96                          2.09                         93,882

ALLIANZGI NFJ SMALL-CAP VALUE FUND - ADMINISTRATIVE CLASS
  BAND 125
   2017                                             $ 1.69                        $ 1.83                      4,635,053
   2016                                               1.39                          1.69                      7,074,398
   2015                                               1.53                          1.39                      9,492,137
   2014                                               1.52                          1.53                     11,765,745
   2013                                               1.17                          1.52                     16,301,167
   2012                                               1.07                          1.17                     16,389,747
   2011                                               1.06                          1.07                     16,922,863
   2010                                               0.86                          1.06                     16,072,562
   2009                                               0.70                          0.86                     13.752,191
   2008                                               0.96                          0.70                       9,941.00

  BAND 0
   2017                                             $ 1.90                        $ 2.09                              -
   2016                                               1.54                          1.90                      1,519,423
   2015                                               1.68                          1.54                      1,662,202
   2014                                               1.65                          1.68                      1,699,913
   2013                                               1.25                          1.65                      2,107,484
   2012                                               1.14                          1.25                      2,175,030

ALLIANZGI NFJ SMALL-CAP VALUE FUND - R CLASS
  BAND 125
   2017                                             $ 3.02                        $ 3.26                      1,294,963
   2016                                               2.49                          3.02                      1,721,684
   2015                                               2.76                          2.49                      2,341,064
   2014                                               2.75                          2.76                      2,644,545
   2013                                               2.13                          2.75                      3,712,963
   2012                                               1.96                          2.13                      3,734,353
   2011                                               1.94                          1.96                      4,163,299
   2010                                               1.58                          1.94                      3,965,270
   2009                                               1.29                          1.58                      3.197,438
   2008                                               1.79                          1.29                      1,975,224

  BAND 100
   2017                                             $ 3.12                        $ 3.38                         37,161
   2016                                               2.57                          3.12                         28,033
   2015                                               2.84                          2.57                         22,808
   2014                                               2.83                          2.84                         47,414
   2013                                               2.18                          2.83                         34,135
   2012                                               2.00                          2.18                         42,725
   2011                                               1.98                          2.00                         43,451
   2010                                               1.61                          1.98                         39,742
   2009                                               1.31                          1.61                         42,407
   2008                                               1.81                          1.31                         26,305



                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2017                                               $ 3.33                         $ 3.62                           75,040
   2016                                                 2.73                           3.33                          101,578
   2015                                                 3.00                           2.73                          101,829
   2014                                                 2.98                           3.00                          100,596
   2013                                                 2.28                           2.98                           97,850
   2012                                                 2.08                           2.28                           83,247
   2011                                                 2.05                           2.08                           67,855
   2010                                                 1.66                           2.05                           61,344
   2009                                                 1.35                           1.66                            2,167

  BAND 0
   2017                                               $ 3.56                         $ 3.89                                -
   2016                                                 2.90                           3.56                                -
   2015                                                 3.17                           2.90                           89,504
   2014                                                 3.13                           3.17                          334,334
   2013                                                 2.39                           3.13                          440,890
   2012                                                 2.17                           2.39                          501,965
   2011                                                 2.13                           2.17                          470,661
   2010                                                 1.71                           2.13                          502,235
   2009                                                 1.38                           1.71                          406,525
   2008                                                 1.88                           1.38                          275,153

ALLIANZGI NFJ SMALL-CAP VALUE FUND - R6 CLASS
  BAND 125
   2017                                               $ 0.99                         $ 1.07                          259,641

  BAND 0
   2017                                               $ 0.99                         $ 1.09                        1,281,469

ALLIANZGI RETIREMENT 2020 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2017                                               $ 1.12                         $ 1.25                          378,350
   2016                                                 1.06                           1.12                          344,556
   2015                                                 1.10                           1.06                          331,034
   2014                                                 1.09                           1.10                          490,391
   2013                                                 1.06                           1.09                          493,899

ALLIANZGI RETIREMENT 2025 FUND - A CLASS
  BAND 125
   2017                                               $ 1.14                         $ 1.31                                -
   2016                                                 1.08                           1.14                                -
   2015                                                 1.11                           1.08                            2,434
   2014                                                 1.10                           1.11                            2,813
   2013                                                 1.07                           1.10                                -

ALLIANZGI RETIREMENT 2025 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2017                                               $ 1.15                         $ 1.31                          101,760
   2016                                                 1.08                           1.15                           87,849
   2015                                                 1.11                           1.08                          129,095
   2014                                                 1.10                           1.11                           99,092
   2013                                                 1.07                           1.10                          330,274



                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

ALLIANZGI RETIREMENT 2030 FUND - A CLASS
  BAND 125
   2017                                               $ 1.18                         $ 1.37                                -
   2016                                                 1.11                           1.18                                -
   2015                                                 1.14                           1.11                           30,834
   2014                                                 1.14                           1.14                           14,982

ALLIANZGI RETIREMENT 2030 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2017                                               $ 1.18                         $ 1.38                          288,699
   2016                                                 1.11                           1.18                          332,297
   2015                                                 1.15                           1.11                          291,733
   2014                                                 1.14                           1.15                          183,963
   2013                                                 1.08                           1.14                          159,346

ALLIANZGI RETIREMENT 2035 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2017                                               $ 1.22                         $ 1.45                          104,042
   2016                                                 1.14                           1.22                           90,118
   2015                                                 1.18                           1.14                           89,055
   2014                                                 1.18                           1.18                          192,148
   2013                                                 1.09                           1.18                          114,274

ALLIANZGI RETIREMENT 2040 FUND - A CLASS
  BAND 125
   2017                                               $ 1.25                         $ 1.49                                -
   2016                                                 1.17                           1.25                                -
   2015                                                 1.21                           1.17                            4,481
   2014                                                 1.21                           1.21                            1,152

ALLIANZGI RETIREMENT 2040 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2017                                               $ 1.25                         $ 1.49                          264,996
   2016                                                 1.17                           1.25                          240,050
   2015                                                 1.21                           1.17                          208,981
   2014                                                 1.21                           1.21                          167,475
   2013                                                 1.09                           1.21                          184,530

ALLIANZGI RETIREMENT 2045 FUND - A CLASS
  BAND 125
   2017                                               $ 1.28                         $ 1.53                                -
   2016                                                 1.19                           1.28                                -
   2015                                                 1.23                           1.19                            1,589
   2014                                                 1.23                           1.23                              938

ALLIANZGI RETIREMENT 2045 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2017                                               $ 1.28                         $ 1.54                          174,203
   2016                                                 1.19                           1.28                          175,191
   2015                                                 1.23                           1.19                          171,909
   2014                                                 1.23                           1.23                          116,103
   2013                                                 1.10                           1.23                          114,086



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

ALLIANZGI RETIREMENT 2050 FUND - A CLASS
  BAND 125
   2017                                               $ 1.28                         $  1.54                               13
   2016                                                 1.20                            1.28                                1
   2015                                                 1.24                            1.20                            1,076
   2014                                                 1.24                            1.24                              573
   2013                                                 1.10                            1.24                              126

ALLIANZGI RETIREMENT 2050 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2017                                               $ 1.29                         $  1.55                          161,118
   2016                                                 1.20                            1.29                          157,214
   2015                                                 1.24                            1.20                          153,189
   2014                                                 1.24                            1.24                           33,618
   2013                                                 1.10                            1.24                           27,854

ALLIANZGI RETIREMENT 2055 FUND - A CLASS
  BAND 125
   2017                                               $ 1.28                         $  1.54                                -
   2016                                                 1.20                            1.28                                -
   2015                                                 1.24                            1.20                            1,128

ALLIANZGI RETIREMENT 2055 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2017                                               $ 1.29                         $  1.55                           96,408
   2016                                                 1.20                            1.29                           87,415
   2015                                                 1.24                            1.20                           60,235
   2014                                                 1.24                            1.24                            8,221
   2013                                                 1.10                            1.24                            1,382

AMERICAN CENTURY DISCIPLINED GROWTH FUND - A CLASS
  BAND 125
   2017                                               $ 1.62                         $  2.01                          238,956
   2016                                                 1.51                            1.62                          575,651
   2015                                                 1.56                            1.51                          647,864
   2014                                                 1.40                            1.56                          456,631
   2013                                                 1.41                            1.40                          307,109

AMERICAN CENTURY DISCIPLINED GROWTH FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 1.64                         $  2.04                        1,911,141
   2016                                                 1.53                            1.64                        2,259,565
   2015                                                 1.57                            1.53                        2,073,002
   2014                                                 1.41                            1.57                        1,178,343
   2013                                                 1.06                            1.41                        1,186,684
   2012                                                 1.00 (05/24/12)                 1.06                          145,131

  BAND 0
   2017                                               $ 1.73                         $  2.18                           23,718
   2016                                                 1.60                            1.73                           17,385
   2015                                                 1.62                            1.60                           12,907
   2014                                                 1.43                            1.62                              403

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY DIVERSIFIED BOND FUND - A CLASS
  BAND 125
   2017                                             $  1.12                       $ 1.14                         185,438
   2016                                                1.11                         1.12                         199,107
   2015                                                1.12                         1.11                         171,555
   2014                                                1.08                         1.12                          85,430
   2013                                                1.12                         1.08                         134,369
   2012                                                1.08                         1.12                          62,995
   2011                                                1.02                         1.08                          44,493
   2010                                                1.00 (05/27/10)              1.02                           5,914

  BAND 100
   2017                                             $  1.14                       $ 1.16                         152,274
   2016                                                1.12                         1.14                         177,164
   2015                                                1.14                         1.12                         105,825
   2014                                                1.09                         1.14                          65,721

AMERICAN CENTURY EMERGING MARKETS FUND - A CLASS
  BAND 125
   2017                                             $  1.08                       $ 1.55                          42,780
   2016                                                1.02                         1.08                          30,596
   2015                                                1.13                         1.02                          24,372
   2014                                                1.16                         1.13                           4,635
   2013                                                1.18                         1.16                          27,264
   2012                                                0.96                         1.18                          40,885
   2011                                                1.24                         0.96                         161,193
   2010                                                1.07                         1.24                         151,410
   2009                                                0.64                         1.07                         164,361
   2008                                                1.61                         0.64                         153,957

AMERICAN CENTURY EMERGING MARKETS FUND - INVESTOR CLASS
  BAND 125
   2017                                             $  1.11                       $ 1.59                         392,244
   2016                                                1.04                         1.11                          56,098
   2015                                                1.15                         1.04                          30,750
   2014                                                1.18                         1.15                          24,075
   2013                                                1.19                         1.18                          19,196
   2012                                                0.97                         1.19                          15,415
   2011                                                1.25                         0.97                         236,549
   2010                                                1.07                         1.25                         264,393
   2009                                                0.64                         1.07                         236,983
   2008                                                1.62                         0.64                         192,102

AMERICAN CENTURY EMERGING MARKETS FUND - R6 CLASS
  BAND 125
   2017                                             $  0.98                       $ 1.41                         105,607



                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY EQUITY GROWTH FUND - A CLASS
  BAND 125
   2017                                             $ 2.11                        $ 2.53                        996,061
   2016                                               1.94                          2.11                      1,425,038
   2015                                               2.06                          1.94                      2,067,024
   2014                                               1.84                          2.06                      2,192,641
   2013                                               1.41                          1.84                      2,242,594
   2012                                               1.23                          1.41                      1,569,899
   2011                                               1.20                          1.23                        694,379
   2010                                               1.06                          1.20                        998,026
   2009                                               0.90                          1.06                        894,480
   2008                                               1.39                          0.90                        747,704

  BAND 100
   2017                                             $ 2.17                        $ 2.61                        121,345
   2016                                               2.00                          2.17                        132,770
   2015                                               2.11                          2.00                        168,791
   2014                                               1.89                          2.11                        189,940
   2013                                               1.44                          1.89                            374

  BAND 50
   2017                                             $ 2.31                        $ 2.80                          3,095
   2016                                               2.12                          2.31                          4,229
   2015                                               2.23                          2.12                          5,887
   2014                                               1.98                          2.23                          7,622

  BAND 0
   2017                                             $ 2.47                        $ 3.00                              -
   2016                                               2.25                          2.47                              -
   2015                                               2.35                          2.25                        214,210
   2014                                               2.08                          2.35                        226,301
   2013                                               1.57                          2.08                         69,360

AMERICAN CENTURY EQUITY INCOME FUND - A CLASS
  BAND 125
   2017                                             $ 2.71                        $ 3.02                      2,131,350
   2016                                               2.30                          2.71                      2,826,964
   2015                                               2.32                          2.30                      2,649,193
   2014                                               2.10                          2.32                      3,708,484
   2013                                               1.78                          2.10                      5,815,815
   2012                                               1.62                          1.78                      6,060,214
   2011                                               1.59                          1.62                      5,642,379
   2010                                               1.42                          1.59                       3,861.06
   2009                                               1.29                          1.42                      2,802,229
   2008                                               1.63                          1.29                        972,858



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2017                                               $ 2.80                         $ 3.14                           653,039
   2016                                                 2.37                           2.80                           773,212
   2015                                                 2.39                           2.37                           709,966
   2014                                                 2.15                           2.39                           834,406
   2013                                                 1.82                           2.15                            26,409
   2012                                                 1.66                           1.82                            37,474
   2011                                                 1.62                           1.66                            35,841
   2010                                                 1.45                           1.62                            33,410
   2009                                                 1.31                           1.45                            29,989
   2008                                                 1.65                           1.31                            26,671

  BAND 50
   2017                                               $ 2.99                         $ 3.37                            79,008
   2016                                                 2.52                           2.99                            83,579
   2015                                                 2.53                           2.52                            89,499
   2014                                                 2.27                           2.53                            99,287
   2013                                                 1.91                           2.27                           103,482
   2012                                                 1.73                           1.91                           113,125
   2011                                                 1.68                           1.73                           122,045
   2010                                                 1.49                           1.68                            35,871

  BAND 0
   2017                                               $ 3.22                         $ 3.63                            29,099
   2016                                                 2.70                           3.22                            28,865
   2015                                                 2.69                           2.70                           373,116
   2014                                                 2.40                           2.69                           378,353
   2013                                                 2.01                           2.40                           395,202
   2012                                                 1.81                           2.01                           511,858
   2011                                                 1.75                           1.81                           439,651
   2010                                                 1.55                           1.75                           133,996
   2009                                                 1.38                           1.55                            46,405
   2008                                                 1.73                           1.38                            85,200

AMERICAN CENTURY EQUITY INCOME FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 2.92                         $ 3.27                         2,865,994
   2016                                                 2.47                           2.92                         2,893,998
   2015                                                 2.49                           2.47                         3,644,380
   2014                                                 2.24                           2.49                         4,793,150
   2013                                                 1.90                           2.24                         5,165,356
   2012                                                 1.73                           1.90                         4,836,885
   2011                                                 1.69                           1.73                         4,822,696
   2010                                                 1.51                           1.69                         3,533,917
   2009                                                 1.36                           1.51                         2,744,993
   2008                                                 1.72                           1.36                         2,006,050

  BAND 0
   2017                                               $ 3.55                         $ 4.03                                 -
   2016                                                 2.97                           3.55                                 -
   2015                                                 2.96                           2.97                         1,564,716
   2014                                                 2.63                           2.96                         1,618,644
   2013                                                 2.20                           2.63                         1,806,724
   2012                                                 1.97                           2.20                         1,872,980
   2011                                                 1.91                           1.97                         1,873,837
   2010                                                 1.68                           1.91                         1,885,419
   2009                                                 1.50                           1.68                                 -
   2008                                                 1.87                           1.50                             4,146

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY EQUITY INCOME FUND - R6 CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.13                            23,205

AMERICAN CENTURY GINNIE MAE - A CLASS
  BAND 125
   2017                                               $ 1.35                         $ 1.34                           865,848
   2016                                                 1.35                           1.35                         1,244,843
   2015                                                 1.36                           1.35                         1,848,001
   2014                                                 1.32                           1.36                         6,369,142
   2013                                                 1.37                           1.32                         6,452,517
   2012                                                 1.36                           1.37                         1,807,359
   2011                                                 1.29                           1.36                         4,677,679
   2010                                                 1.23                           1.29                           971,516
   2009                                                 1.18                           1.23                           901,832
   2008                                                 1.12                           1.18                           561,933

  BAND 100
   2017                                               $ 1.39                         $ 1.39                            89,857
   2016                                                 1.40                           1.39                           128,621
   2015                                                 1.40                           1.40                           167,782
   2014                                                 1.35                           1.40                            97,771

  BAND 0
   2017                                               $ 1.59                         $ 1.61                             4,862
   2016                                                 1.58                           1.59                            37,639
   2015                                                 1.57                           1.58                            28,214
   2014                                                 1.50                           1.57                           493,562
   2013                                                 1.54                           1.50                           492,614
   2012                                                 1.51                           1.54                             2,890
   2011                                                 1.41                           1.51                           340,804

AMERICAN CENTURY GROWTH FUND - A CLASS
  BAND 125
   2017                                               $ 2.28                         $ 2.93                           567,926
   2016                                                 2.23                           2.28                           834,869
   2015                                                 2.16                           2.23                         1,119,744
   2014                                                 1.97                           2.16                         1,606,349
   2013                                                 1.55                           1.97                         2,473,954
   2012                                                 1.38                           1.55                         2,715,913
   2011                                                 1.41                           1.38                         1,701,488
   2010                                                 1.22                           1.41                           606,608
   2009                                                 0.90                           1.22                           500,475
   2008                                                 1.39                           0.90                           747,740

  BAND 100
   2017                                               $ 2.36                         $ 3.03                           338,247
   2016                                                 2.29                           2.36                           380,422
   2015                                                 2.22                           2.29                           348,106
   2014                                                 2.02                           2.22                           312,614
   2013                                                 1.58                           2.02                            15,065
   2012                                                 1.41                           1.58                            14,382



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                               $ 2.69                         $ 3.50                                 -
   2016                                                 2.59                           2.69                                 -
   2015                                                 2.49                           2.59                            33,673
   2014                                                 2.24                           2.49                            36,575
   2013                                                 1.74                           2.24                           101,761
   2012                                                 1.53                           1.74                           192,746
   2011                                                 1.55                           1.53                           192,413
   2010                                                 1.32                           1.55                            14,472

AMERICAN CENTURY HERITAGE FUND - A CLASS
  BAND 125
   2017                                               $ 3.57                         $ 4.29                         1,188,936
   2016                                                 3.51                           3.57                         1,954,662
   2015                                                 3.50                           3.51                         2,815,986
   2014                                                 3.28                           3.50                         3,441,252
   2013                                                 2.54                           3.28                         5,922,700
   2012                                                 2.22                           2.54                         6,686,055
   2011                                                 2.42                           2.22                         6,474,446
   2010                                                 1.87                           2.42                         5,699,687
   2009                                                 1.39                           1.87                         4,444,448
   2008                                                 2.61                           1.39                         2,943,496

  BAND 100
   2017                                               $ 3.69                         $ 4.44                           132,918
   2016                                                 3.62                           3.69                           161,479
   2015                                                 3.60                           3.62                           203,993
   2014                                                 3.37                           3.60                           180,292

  BAND 50
   2017                                               $ 3.94                         $ 4.77                           195,362
   2016                                                 3.85                           3.94                           236,840
   2015                                                 3.80                           3.85                           202,318
   2014                                                 3.54                           3.80                           203,273
   2013                                                 2.73                           3.54                           241,148
   2012                                                 2.37                           2.73                           216,842
   2011                                                 2.55                           2.37                           222,417
   2010                                                 1.96                           2.55                           174,847
   2009                                                 1.44                           1.96                           123,771
   2008                                                 2.70                           1.44                           105,549

  BAND 0
   2017                                               $ 4.25                         $ 5.16                            41,546
   2016                                                 4.12                           4.25                            39,014
   2015                                                 4.06                           4.12                            92,799
   2014                                                 3.76                           4.06                           179,133
   2013                                                 2.88                           3.76                           418,029
   2012                                                 2.49                           2.88                           751,167
   2011                                                 2.67                           2.49                           709,960
   2010                                                 2.04                           2.67                           655,065
   2009                                                 1.49                           2.04                           558,045
   2008                                                 2.78                           1.49                           337,679

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY HERITAGE FUND - INVESTOR CLASS
  BAND 125
   2017                                              $ 1.12                       $  1.35                      2,860,362
   2016                                                1.10                          1.12                      3,262,989
   2015                                                1.09                          1.10                      3,195,940
   2014                                                1.02                          1.09                      2,271,821
   2013                                                1.00 (11/21/13)               1.02                      2,473,758

AMERICAN CENTURY HERITAGE FUND - R6 CLASS
  BAND 125
   2017                                              $ 0.98                       $  1.18                        348,968

AMERICAN CENTURY INCOME & GROWTH - INVESTOR CLASS
  BAND 125
   2017                                              $ 1.91                       $  2.28                      2,385,746
   2016                                                1.71                          1.91                      2,907,536
   2015                                                1.83                          1.71                        803,564
   2014                                                1.65                          1.83                        121,021
   2013                                                1.23                          1.65                        134,226
   2012                                                1.09                          1.23                        123,860
   2011                                                1.07                          1.09                        117,842
   2010                                                0.95                          1.07                        164,703
   2009                                                0.81                          0.95                        180,086
   2008                                                1.23                          0.81                        204,711

AMERICAN CENTURY INFLATION-ADJUSTED BOND - A CLASS
  BAND 125
   2017                                              $ 1.34                       $  1.37                      2,505,306
   2016                                                1.30                          1.34                      3,526,704
   2015                                                1.35                          1.30                      3,763,859
   2014                                                1.34                          1.35                      5,056,586
   2013                                                1.49                          1.34                      7,829,612
   2012                                                1.42                          1.49                     11,157,414
   2011                                                1.28                          1.42                      9,944,906
   2010                                                1.23                          1.28                      8,637,587
   2009                                                1.13                          1.23                      5.338,600
   2008                                                1.16                          1.13                      4,343,960

  BAND 100
   2017                                              $ 1.39                       $  1.41                        118,964
   2016                                                1.34                          1.39                        191,698
   2015                                                1.39                          1.34                        269,461
   2014                                                1.37                          1.39                        230,175
   2013                                                1.53                          1.37                         37,741
   2012                                                1.45                          1.53                         89,343
   2011                                                1.30                          1.45                         76,567
   2010                                                1.25                          1.30                         71,810
   2009                                                1.14                          1.25                         62,406
   2008                                                1.17                          1.14                        199,768



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                               $ 1.57                         $ 1.62                                 -
   2016                                                 1.51                           1.57                                 -
   2015                                                 1.54                           1.51                           415,753
   2014                                                 1.51                           1.54                           451,270
   2013                                                 1.66                           1.51                           938,452
   2012                                                 1.56                           1.66                         1,628,420
   2011                                                 1.39                           1.56                           394,677
   2010                                                 1.32                           1.39                           389,191
   2009                                                 1.19                           1.32                           294,106
   2008                                                 1.21                           1.19                           146,929

AMERICAN CENTURY INTERNATIONAL BOND - A CLASS
  BAND 125
   2017                                               $ 0.87                         $ 0.94                             1,089
   2016                                                 0.88                           0.87                               847
   2015                                                 0.96                           0.88                               814
   2014                                                 1.00                           0.96                               669
   2013                                                 1.07                           1.00                               668
   2012                                                 1.04                           1.07                               430
   2011                                                 1.00                           1.04                                 -
   2010                                                 1.01                           1.00                               787

AMERICAN CENTURY INTERNATIONAL BOND - INVESTOR CLASS
  BAND 125
   2017                                               $ 0.88                         $ 0.96                               561
   2016                                                 0.89                           0.88                               458
   2015                                                 0.97                           0.89                               354
   2014                                                 1.01                           0.97                               197
   2013                                                 1.08                           1.01                           137,227
   2012                                                 1.05                           1.08                            93,558
   2011                                                 1.01                           1.05                                69
   2010                                                 1.01                           1.01                                 9

AMERICAN CENTURY INTERNATIONAL DISCOVERY - A CLASS
  BAND 125
   2017                                               $ 0.76                         $ 1.06                            25,143
   2016                                                 0.82                           0.76                            26,625
   2015                                                 0.78                           0.82                            27,082
   2014                                                 0.84                           0.78                            26,210
   2013                                                 0.66                           0.84                            93,879
   2012                                                 0.58                           0.66                           152,407
   2011                                                 0.71                           0.58                           239,843
   2010                                                 0.60                           0.71                           241,002
   2009                                                 0.45                           0.60                           183,596
   2008                                                 0.96                           0.45                           101,975

AMERICAN CENTURY INTERNATIONAL DISCOVERY - INVESTOR CLASS
  BAND 125
   2017                                               $ 0.78                         $ 1.08                                 -
   2016                                                 0.83                           0.78                                 -
   2015                                                 0.79                           0.83                                 -
   2014                                                 0.86                           0.79                                 -
   2013                                                 0.67                           0.86                                 -
   2012                                                 0.59                           0.67                                 -
   2011                                                 0.72                           0.59                             5,323
   2010                                                 0.60                           0.72                             1,785
   2009                                                 0.45                           0.60                             1,144
   2008                                                 0.96                           0.45                               333

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY INTERNATIONAL GROWTH - A CLASS
  BAND 125
   2017                                               $ 2.06                         $ 2.66                           316,269
   2016                                                 2.22                           2.06                           319,908
   2015                                                 2.24                           2.22                           254,488
   2014                                                 2.40                           2.24                           160,819
   2013                                                 1.98                           2.40                           261,027
   2012                                                 1.65                           1.98                           230,938
   2011                                                 1.90                           1.65                           201,409
   2010                                                 1.69                           1.90                           165,357
   2009                                                 1.28                           1.69                           142,053
   2008                                                 2.38                           1.28                            82,938

  BAND 100
   2017                                               $ 2.13                         $ 2.75                            70,419
   2016                                                 2.29                           2.13                            73,285
   2015                                                 2.30                           2.29                            69,163
   2014                                                 2.46                           2.30                            84,469
   2013                                                 2.03                           2.46                               135

AMERICAN CENTURY INTERNATIONAL GROWTH - INVESTOR CLASS
  BAND 125
   2017                                               $ 2.66                         $ 3.45                           923,488
   2016                                                 2.86                           2.66                         1,405,319
   2015                                                 2.88                           2.86                         1,069,785
   2014                                                 3.08                           2.88                         1,159,902
   2013                                                 2.54                           3.08                           830,889
   2012                                                 2.11                           2.54                           849,168
   2011                                                 2.42                           2.11                           847,501
   2010                                                 2.16                           2.42                           840,927
   2009                                                 1.63                           2.16                           682,917
   2008                                                 3.01                           1.63                           589,391

AMERICAN CENTURY LARGE COMPANY VALUE - A CLASS
  BAND 125
   2017                                               $ 2.43                         $ 2.66                           418,335
   2016                                                 2.14                           2.43                           479,213
   2015                                                 2.26                           2.14                           533,873
   2014                                                 2.03                           2.26                           450,871
   2013                                                 1.57                           2.03                           545,460
   2012                                                 1.37                           1.57                           513,770
   2011                                                 1.37                           1.37                           785,241
   2010                                                 1.25                           1.37                         1,188,853
   2009                                                 1.05                           1.25                         1,235,965
   2008                                                 1.70                           1.05                         1,365,605

  BAND 100
   2017                                               $ 2.52                         $ 2.76                            22,056
   2016                                                 2.21                           2.52                            43,909
   2015                                                 2.32                           2.21                            73,751
   2014                                                 2.08                           2.32                            68,605



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                               $ 2.91                         $ 3.23                           176,505
   2016                                                 2.53                           2.91                           171,170
   2015                                                 2.64                           2.53                           167,001
   2014                                                 2.34                           2.64                           161,733
   2013                                                 1.79                           2.34                           154,658
   2012                                                 1.54                           1.79                            67,476
   2011                                                 1.52                           1.54                           423,275
   2010                                                 1.37                           1.52                           419,858
   2009                                                 1.14                           1.37                           366,693
   2008                                                 1.82                           1.14                           274,192

AMERICAN CENTURY MID CAP VALUE FUND - A CLASS
  BAND 125
   2017                                               $ 3.00                         $ 3.30                         2,370,613
   2016                                                 2.48                           3.00                         2,518,588
   2015                                                 2.56                           2.48                         2,284,729
   2014                                                 2.23                           2.56                         2,611,195
   2013                                                 1.74                           2.23                         2,446,738
   2012                                                 1.52                           1.74                         1,179,331
   2011                                                 1.55                           1.52                           688,606
   2010                                                 1.32                           1.55                            77,429
   2009                                                 1.03                           1.32                            59,773

  BAND 0
   2017                                               $ 3.32                         $ 3.69                            27,882
   2016                                                 2.71                           3.32                           243,698
   2015                                                 2.76                           2.71                           207,737
   2014                                                 2.38                           2.76                            92,488
   2013                                                 1.83                           2.38                            77,581
   2012                                                 1.58                           1.83                            40,933
   2011                                                 1.59                           1.58                            36,024
   2010                                                 1.34                           1.59                             6,327

AMERICAN CENTURY MID CAP VALUE FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 3.06                         $ 3.37                        14,285,758
   2016                                                 2.52                           3.06                        15,403,986
   2015                                                 2.60                           2.52                        11,115,170
   2014                                                 2.26                           2.60                         4,488,267
   2013                                                 1.76                           2.26                         3,152,479
   2012                                                 1.53                           1.76                         1,828,315
   2011                                                 1.56                           1.53                         1,064,186
   2010                                                 1.32                           1.56                           615,122
   2009                                                 1.03                           1.32                           108,435

  BAND 0
   2017                                               $ 3.39                         $ 3.78                           681,373
   2016                                                 2.76                           3.39                         1,583,243
   2015                                                 2.80                           2.76                           920,007
   2014                                                 2.41                           2.80                           828,620
   2013                                                 1.85                           2.41                         1,190,018
   2012                                                 1.59                           1.85                         1,212,406

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY MID CAP VALUE FUND - R6 CLASS
  BAND 125
   2017                                              $ 0.98                       $  1.09                      1,212,364

AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO - A CLASS
  BAND 125
   2017                                              $ 1.70                       $  1.86                     17,689,566
   2016                                                1.63                          1.70                     19,405,480
   2015                                                1.68                          1.63                     19,234,577
   2014                                                1.60                          1.68                     19,134,561
   2013                                                1.44                          1.60                     19,622,590
   2012                                                1.32                          1.44                     11,819,175
   2011                                                1.30                          1.32                      6,921,485
   2010                                                1.18                          1.30                      3,624,796
   2009                                                1.00 (05/01/09)               1.18                      1,640,323

  BAND 100
   2017                                              $ 1.74                       $  1.90                      1,761,265
   2016                                                1.66                          1.74                      2,291,223
   2015                                                1.70                          1.66                      2,301,200
   2014                                                1.62                          1.70                      1,881,940

  BAND 0
   2017                                              $ 1.87                       $  2.07                        664,140
   2016                                                1.77                          1.87                        628,147
   2015                                                1.80                          1.77                        597,874
   2014                                                1.70                          1.80                      1,560,915
   2013                                                1.51                          1.70                      1,458,362
   2012                                                1.36                          1.51                      1,607,851
   2011                                                1.33                          1.36                        407,867
   2010                                                1.19                          1.33                        706,836

AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2017                                              $ 1.74                       $  1.90                     32,712,209
   2016                                                1.66                          1.74                     33,629,804
   2015                                                1.71                          1.66                     29,399,808
   2014                                                1.62                          1.71                     21,709,581
   2013                                                1.46                          1.62                     21,625,486
   2012                                                1.32                          1.46                      9,553,542
   2011                                                1.31                          1.32                      6,448,379
   2010                                                1.18                          1.31                      3,499,128

  BAND 0
   2017                                              $ 1.91                       $  2.12                         14,255
   2016                                                1.80                          1.91                      3,178,588
   2015                                                1.83                          1.80                      4,163,549
   2014                                                1.72                          1.83                      4,445,030
   2013                                                1.52                          1.72                      4,199,711
   2012                                                1.37                          1.52                      1,109,395
   2011                                                1.33                          1.37                        837,155
   2010                                                1.19                          1.33                        414,566

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO - R6 CLASS
  BAND 125
   2017                                              $ 1.00                       $  1.09                      2,577,289

AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO - A CLASS
  BAND 125
   2017                                              $ 1.77                       $  1.95                     15,773,240
   2016                                                1.69                          1.77                     19,323,437
   2015                                                1.74                          1.69                     20,251,718
   2014                                                1.65                          1.74                     19,473,345
   2013                                                1.47                          1.65                     18,437,776
   2012                                                1.33                          1.47                     12,981,683
   2011                                                1.33                          1.33                      7,831,506
   2010                                                1.20                          1.33                      3,897,760
   2009                                                1.00 (05/01/09)               1.20                      1,218,992

  BAND 100
   2017                                              $ 1.80                       $  2.00                      2,257,305
   2016                                                1.72                          1.80                      2,435,967
   2015                                                1.76                          1.72                      2,179,040
   2014                                                1.67                          1.76                      1,552,305

  BAND 0
   2017                                              $ 1.95                       $  2.18                        725,222
   2016                                                1.83                          1.95                        706,966
   2015                                                1.87                          1.83                        663,026
   2014                                                1.75                          1.87                        912,981
   2013                                                1.54                          1.75                        844,708
   2012                                                1.38                          1.54                        811,873
   2011                                                1.36                          1.38                        475,952
   2010                                                1.21                          1.36                        416,007

AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2017                                              $ 1.80                       $  2.00                     24,082,952
   2016                                                1.72                          1.80                     20,970,258
   2015                                                1.76                          1.72                     18,043,815
   2014                                                1.67                          1.76                     14,593,911
   2013                                                1.48                          1.67                     13,096,427
   2012                                                1.34                          1.48                      7,868,145
   2011                                                1.33                          1.34                      5,098,654
   2010                                                1.20                          1.33                      3,517,307
   2009                                                1.00 (05/01/09)               1.20                         31,934

  BAND 0
   2017                                              $ 1.98                       $  2.22                          8,272
   2016                                                1.87                          1.98                        821,435
   2015                                                1.89                          1.87                      2,456,756
   2014                                                1.77                          1.89                      1,917,941
   2013                                                1.55                          1.77                      1,632,244
   2012                                                1.39                          1.55                      1,298,170
   2011                                                1.36                          1.39                        891,632
   2010                                                1.21                          1.36                        534,233

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO - R6 CLASS
  BAND 125
   2017                                              $ 0.99                       $  1.11                        988,533

AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO - A CLASS
  BAND 125
   2017                                              $ 1.84                       $  2.06                     14,526,353
   2016                                                1.76                          1.84                     16,134,619
   2015                                                1.81                          1.76                     17,019,365
   2014                                                1.71                          1.81                     17,417,685
   2013                                                1.50                          1.71                     15,464,599
   2012                                                1.35                          1.50                      9,921,337
   2011                                                1.35                          1.35                      6,029,404
   2010                                                1.21                          1.35                      3,505,132
   2009                                                1.00 (05/01/09)               1.21                      1,108,217

  BAND 100
   2017                                              $ 1.87                       $  2.10                      1,458,210
   2016                                                1.78                          1.87                      1,835,751
   2015                                                1.83                          1.78                      1,629,273
   2014                                                1.73                          1.83                      1,468,834
   2013                                                1.51                          1.73                            179

  BAND 0
   2017                                              $ 2.02                       $  2.29                        140,048
   2016                                                1.91                          2.02                        148,278
   2015                                                1.94                          1.91                        157,554
   2014                                                1.81                          1.94                      1,038,047
   2013                                                1.57                          1.81                      1,012,164
   2012                                                1.39                          1.57                      1,022,666
   2011                                                1.38                          1.39                        109,663
   2010                                                1.22                          1.38                        534,233

AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2017                                              $ 1.88                       $  2.10                     21,725,599
   2016                                                1.79                          1.88                     23,068,804
   2015                                                1.83                          1.79                     19,265,765
   2014                                                1.73                          1.83                     13,458,488
   2013                                                1.51                          1.73                     13,610,639
   2012                                                1.36                          1.51                      6,850,132
   2011                                                1.36                          1.36                      4,394,880
   2010                                                1.22                          1.36                      2,261,026

  BAND 0
   2017                                              $ 2.06                       $  2.34                        107,987
   2016                                                1.94                          2.06                      2,225,512
   2015                                                1.97                          1.94                      3,464,348
   2014                                                1.83                          1.97                      3,134,088
   2013                                                1.58                          1.83                      2,882,260
   2012                                                1.40                          1.58                        856,511
   2011                                                1.39                          1.40                        642,417
   2010                                                1.23                          1.39                        390,699

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO - R6 CLASS
  BAND 125
   2017                                              $ 0.99                       $  1.12                      1,771,194

AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO - A CLASS
  BAND 125
   2017                                              $ 1.93                       $  2.18                     10,667,542
   2016                                                1.83                          1.93                     12,037,568
   2015                                                1.89                          1.83                     13,617,188
   2014                                                1.78                          1.89                     14,514,076
   2013                                                1.53                          1.78                     13,574,732
   2012                                                1.37                          1.53                      8,184,459
   2011                                                1.38                          1.37                      5,888,624
   2010                                                1.23                          1.38                      3,149,445
   2009                                                1.00 (05/01/09)               1.23                      1,125,320

  BAND 100
   2017                                              $ 1.96                       $  2.22                        865,079
   2016                                                1.87                          1.96                      1,044,835
   2015                                                1.91                          1.87                      1,050,414
   2014                                                1.80                          1.91                        734,974
   2013                                                1.55                          1.80                          2,017

  BAND 50
   2017                                              $ 2.04                       $  2.32                          2,610
   2016                                                1.93                          2.04                          2,628
   2015                                                1.97                          1.93                          2,572
   2014                                                1.84                          1.97                          2,592
   2013                                                1.57                          1.84                          3,673
   2012                                                1.40                          1.57                          3,521
   2011                                                1.40                          1.40                          3,238
   2010                                                1.24                          1.40                            793

  BAND 0
   2017                                              $ 2.12                       $  2.43                        160,766
   2016                                                1.99                          2.12                        160,813
   2015                                                2.03                          1.99                        164,024
   2014                                                1.89                          2.03                        358,981
   2013                                                1.60                          1.89                        360,093
   2012                                                1.42                          1.60                        369,760
   2011                                                1.41                          1.42                        176,108
   2010                                                1.24                          1.41                        131,553

AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2017                                              $ 1.96                       $  2.23                     17,661,986
   2016                                                1.87                          1.96                     16,423,828
   2015                                                1.91                          1.87                     13,985,737
   2014                                                1.80                          1.91                     11,304,145
   2013                                                1.55                          1.80                     10,096,993
   2012                                                1.38                          1.55                      6,071,280
   2011                                                1.39                          1.38                      3,738,218
   2010                                                1.23                          1.39                      1,713,746
   2009                                                1.00 (05/01/09)               1.23                          3,892

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                               $ 2.16                         $  2.48                          109,864
   2016                                                 2.03                            2.16                          646,976
   2015                                                 2.05                            2.03                        2,217,946
   2014                                                 1.91                            2.05                        1,886,002
   2013                                                 1.62                            1.91                        1,344,058
   2012                                                 1.43                            1.62                          829,137
   2011                                                 1.42                            1.43                          569,856
   2010                                                 1.24                            1.42                          314,942

AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO - R6 CLASS
  BAND 125
   2017                                               $ 0.99                         $  1.13                          483,150

AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO - A CLASS
  BAND 125
   2017                                               $ 2.01                         $  2.30                       11,811,983
   2016                                                 1.91                            2.01                       13,656,468
   2015                                                 1.97                            1.91                       13,600,263
   2014                                                 1.85                            1.97                       13,753,750
   2013                                                 1.57                            1.85                       11,560,264
   2012                                                 1.39                            1.57                        7,233,304
   2011                                                 1.41                            1.39                        4,146,440
   2010                                                 1.25                            1.41                        2,352,543
   2009                                                 1.00 (05/01/09)                 1.25                          559,321

  BAND 100
   2017                                               $ 2.05                         $  2.35                        1,043,594
   2016                                                 1.94                            2.05                        1,192,045
   2015                                                 1.99                            1.94                        1,012,543
   2014                                                 1.87                            1.99                          879,925
   2013                                                 1.58                            1.87                            3,847
   2012                                                 1.40                            1.58                            1,120

  BAND 0
   2017                                               $ 2.21                         $  2.56                          205,192
   2016                                                 2.08                            2.21                          199,817
   2015                                                 2.11                            2.08                          213,568
   2014                                                 1.96                            2.11                        1,089,013
   2013                                                 1.64                            1.96                        1,144,563
   2012                                                 1.44                            1.64                        1,183,708
   2011                                                 1.44                            1.44                          153,824
   2010                                                 1.26                            1.44                          281,155

AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2017                                               $ 2.05                         $  2.35                       17,796,559
   2016                                                 1.94                            2.05                       18,264,054
   2015                                                 1.99                            1.94                       15,378,975
   2014                                                 1.87                            1.99                       11,448,404
   2013                                                 1.58                            1.87                       10,982,872
   2012                                                 1.40                            1.58                        5,914,245
   2011                                                 1.42                            1.40                        3,619,020
   2010                                                 1.25                            1.42                        1,559,523

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                             $  2.25                       $ 2.62                          11,092
   2016                                                2.11                         2.25                       1,797,709
   2015                                                2.14                         2.11                       2,862,837
   2014                                                1.98                         2.14                       2,742,179
   2013                                                1.65                         1.98                       2,448,121
   2012                                                1.44                         1.65                         687,340
   2011                                                1.45                         1.44                         488,754
   2010                                                1.26                         1.45                         272,970

AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO - R6 CLASS
  BAND 125
   2017                                             $  0.99                       $ 1.14                       1,213,384

AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO - A CLASS
  BAND 125
   2017                                             $  2.06                       $ 2.39                       7,524,420
   2016                                                1.95                         2.06                       7,731,132
   2015                                                2.01                         1.95                       8,066,676
   2014                                                1.88                         2.01                       8,225,913
   2013                                                1.58                         1.88                       7,114,366
   2012                                                1.39                         1.58                       4,030,486
   2011                                                1.42                         1.39                       2,486,219
   2010                                                1.25                         1.42                       1,164,565
   2009                                                1.00 (05/01/09)              1.25                         355,157

  BAND 100
   2017                                             $  2.10                       $ 2.44                         637,761
   2016                                                1.98                         2.10                         764,782
   2015                                                2.04                         1.98                         635,697
   2014                                                1.90                         2.04                         509,425
   2013                                                1.59                         1.90                          14,620
   2012                                                1.40                         1.59                           2,715

  BAND 0
   2017                                             $  2.27                       $ 2.66                         189,699
   2016                                                2.12                         2.27                         203,447
   2015                                                2.16                         2.12                         206,726
   2014                                                1.99                         2.16                         372,373
   2013                                                1.65                         1.99                         382,692
   2012                                                1.44                         1.65                         364,211
   2011                                                1.45                         1.44                         136,843
   2010                                                1.26                         1.45                         127,298

AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2017                                             $  2.10                       $ 2.44                      11,137,966
   2016                                                1.99                         2.10                      10,782,713
   2015                                                2.04                         1.99                       8,549,706
   2014                                                1.91                         2.04                       6,617,545
   2013                                                1.59                         1.91                       5,262,153
   2012                                                1.40                         1.59                       2,978,285
   2011                                                1.43                         1.40                       1,743,664
   2010                                                1.26                         1.43                         823,793
   2009                                                1.00 (05/01/09)              1.26                           9,971

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                               $ 2.32                         $  2.72                           32,691
   2016                                                 2.16                            2.32                          524,997
   2015                                                 2.19                            2.16                        1,097,743
   2014                                                 2.02                            2.19                          866,380
   2013                                                 1.67                            2.02                          757,750
   2012                                                 1.45                            1.67                          489,432
   2011                                                 1.46                            1.45                          339,694
   2010                                                 1.27                            1.46                          188,028

AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO - R6 CLASS
  BAND 125
   2017                                               $ 0.99                         $  1.15                          711,280

AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO - A CLASS
  BAND 125
   2017                                               $ 2.09                         $  2.44                        5,488,441
   2016                                                 1.98                            2.09                        5,740,699
   2015                                                 2.04                            1.98                        6,493,617
   2014                                                 1.91                            2.04                        6,182,368
   2013                                                 1.59                            1.91                        4,288,733
   2012                                                 1.40                            1.59                        2,728,105
   2011                                                 1.43                            1.40                        1,607,667
   2010                                                 1.26                            1.43                          680,617
   2009                                                 1.00 (05/01/09)                 1.26                          257,861

  BAND 100
   2017                                               $ 2.13                         $  2.49                          274,756
   2016                                                 2.01                            2.13                          308,234
   2015                                                 2.07                            2.01                          240,687
   2014                                                 1.93                            2.07                          186,001

  BAND 0
   2017                                               $ 2.30                         $  2.72                          118,413
   2016                                                 2.15                            2.30                          131,415
   2015                                                 2.19                            2.15                          150,046
   2014                                                 2.02                            2.19                          401,566
   2013                                                 1.67                            2.02                          424,966
   2012                                                 1.45                            1.67                          395,452
   2011                                                 1.46                            1.45                          124,534
   2010                                                 1.27                            1.46                          112,315

AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2017                                               $ 2.13                         $  2.49                        8,674,346
   2016                                                 2.01                            2.13                        8,432,911
   2015                                                 2.07                            2.01                        6,574,783
   2014                                                 1.93                            2.07                        4,755,822
   2013                                                 1.60                            1.93                        3,692,614
   2012                                                 1.41                            1.60                        2,161,388
   2011                                                 1.44                            1.41                        1,190,201
   2010                                                 1.26                            1.44                          629,545



                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                              $ 2.34                       $  2.78                          12,848
   2016                                                2.18                          2.34                       1,770,471
   2015                                                2.22                          2.18                       2,311,181
   2014                                                2.04                          2.22                       2,076,371
   2013                                                1.68                          2.04                       1,900,887
   2012                                                1.46                          1.68                         315,629
   2011                                                1.47                          1.46                         227,082
   2010                                                1.27                          1.47                         127,230

AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO - R6 CLASS
  BAND 125
   2017                                              $ 0.99                       $  1.16                         456,176

AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO - A CLASS
  BAND 125
   2017                                              $ 1.40                       $  1.64                       4,541,564
   2016                                                1.32                          1.40                       4,051,132
   2015                                                1.36                          1.32                       3,669,239
   2014                                                1.27                          1.36                       2,407,473
   2013                                                1.06                          1.27                       1,223,350
   2012                                                0.93                          1.06                         473,815
   2011                                                1.00 (04/01/11)               0.93                          94,061

  BAND 100
   2017                                              $ 1.42                       $  1.67                          16,630
   2016                                                1.34                          1.42                          16,780
   2015                                                1.38                          1.34                          18,255
   2014                                                1.28                          1.38                          22,365

  BAND 0
   2017                                              $ 1.50                       $  1.79                           4,324
   2016                                                1.40                          1.50                           3,508
   2015                                                1.43                          1.40                           1,255
   2014                                                1.32                          1.43                          61,616
   2013                                                1.08                          1.32                          30,152
   2012                                                0.94                          1.08                           9,773

AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2017                                              $ 1.42                       $  1.67                       5,318,755
   2016                                                1.34                          1.42                       4,728,681
   2015                                                1.38                          1.34                       2,637,236
   2014                                                1.28                          1.38                       1,302,001
   2013                                                1.06                          1.28                         661,085
   2012                                                0.93                          1.06                         183,967
   2011                                                1.00 (04/01/11)               0.93                          16,185

  BAND 0
   2017                                              $ 1.53                       $  1.82                          18,886
   2016                                                1.42                          1.53                         644,898
   2015                                                1.44                          1.42                         796,764
   2014                                                1.33                          1.44                         285,373
   2013                                                1.09                          1.33                          50,166
   2012                                                0.94                          1.09                           8,264
   2011                                                1.00 (04/01/11)               0.94                           1,528

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO - R6 CLASS
  BAND 125
   2017                                             $ 0.99                        $ 1.17                        193,773

AMERICAN CENTURY ONE CHOICE 2060 PORTFOLIO - A CLASS
  BAND 125
   2017                                             $ 1.06                        $ 1.25                        515,633
   2016                                               1.00 (05/12/16)               1.06                        396,717

  BAND 0
   2017                                             $ 1.07                        $ 1.28                              8

AMERICAN CENTURY ONE CHOICE 2060 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2017                                             $ 1.07                        $ 1.26                        532,520
   2016                                               1.00 (05/12/16)               1.07                        103,021

  BAND 0
   2017                                             $ 1.07                        $ 1.28                            788
   2016                                               1.00 (05/12/16)               1.07                        191,155

AMERICAN CENTURY ONE CHOICE 2060 PORTFOLIO - R6 CLASS
  BAND 125
   2017                                             $ 0.99                        $ 1.17                          4,693

AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO - A CLASS
  BAND 125
   2017                                             $ 1.60                        $ 1.74                      8,071,545
   2016                                               1.53                          1.60                     11,208,717
   2015                                               1.58                          1.53                     17,101,479
   2014                                               1.51                          1.58                      2,738,548
   2013                                               1.38                          1.51                      2,969,030
   2012                                               1.27                          1.38                      1,789,186
   2011                                               1.25                          1.27                        861,482
   2010                                               1.15                          1.25                        386,601
   2009                                               1.00 (05/01/09)               1.15                         35,426

  BAND 100
   2017                                             $ 1.63                        $ 1.78                      1,782,158
   2016                                               1.56                          1.63                      2,092,032
   2015                                               1.61                          1.56                      2,468,230
   2014                                               1.53                          1.61                        379,462
   2013                                               1.39                          1.53                          4,492

  BAND 0
   2017                                             $ 1.76                        $ 1.94                        132,174
   2016                                               1.67                          1.76                        126,787
   2015                                               1.70                          1.67                        118,250
   2014                                               1.60                          1.70                        342,413
   2013                                               1.45                          1.60                        337,595
   2012                                               1.32                          1.45                        362,961



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO - INVESTOR CLASS
  BAND 125
   2017                                               $ 1.63                         $ 1.77                         6,686,135
   2016                                                 1.56                           1.63                         9,191,500
   2015                                                 1.60                           1.56                        10,159,021
   2014                                                 1.53                           1.60                         1,863,172
   2013                                                 1.39                           1.53                         3,090,764
   2012                                                 1.28                           1.39                         1,791,943
   2011                                                 1.25                           1.28                         1,726,001
   2010                                                 1.15                           1.25                           394,579

  BAND 0
   2017                                               $ 1.79                         $ 1.98                            12,241
   2016                                                 1.69                           1.79                           548,989
   2015                                                 1.72                           1.69                         1,968,488
   2014                                                 1.62                           1.72                           652,180
   2013                                                 1.46                           1.62                           655,259
   2012                                                 1.32                           1.46                            23,704
   2011                                                 1.28                           1.32                            14,095
   2010                                                 1.16                           1.28                             3,832

AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO - R6 CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.09                           429,847

AMERICAN CENTURY REAL ESTATE FUND - A CLASS
  BAND 125
   2017                                               $ 3.16                         $ 3.27                           386,721
   2016                                                 3.03                           3.16                           619,211
   2015                                                 2.99                           3.03                           652,189
   2014                                                 2.34                           2.99                           751,004
   2013                                                 2.35                           2.34                         1,383,929
   2012                                                 2.03                           2.35                         1,259,227
   2011                                                 1.84                           2.03                           748,646
   2010                                                 1.45                           1.84                         1,061,530
   2009                                                 1.16                           1.45                           860,977
   2008                                                 2.08                           1.16                           644,022

  BAND 100
   2017                                               $ 3.26                         $ 3.39                             8,784
   2016                                                 3.13                           3.26                            12,882
   2015                                                 3.08                           3.13                             1,109
   2014                                                 2.41                           3.08                             5,536
   2013                                                 2.41                           2.41                               747
   2012                                                 2.07                           2.41                               362

  BAND 0
   2017                                               $ 3.76                         $ 3.95                             5,805
   2016                                                 3.57                           3.76                             3,527
   2015                                                 3.48                           3.57                             3,057
   2014                                                 2.69                           3.48                             1,096
   2013                                                 2.67                           2.69                           291,549
   2012                                                 2.27                           2.67                           285,194
   2011                                                 2.04                           2.27                           128,262
   2010                                                 1.59                           2.04                           289,416
   2009                                                 1.25                           1.59                           280,215
   2008                                                 2.22                           1.25                           216,210

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY REAL ESTATE FUND - INVESTOR CLASS
  BAND 125
   2017                                             $ 1.32                        $ 1.37                       1,448,261
   2016                                               1.27                          1.32                       1,834,694
   2015                                               1.25                          1.27                       2,508,859
   2014                                               0.97                          1.25                       2,259,305
   2013                                               0.97                          0.97                       7,456,347
   2012                                               0.84                          0.97                       7,452,986
   2011                                               0.76                          0.84                         993,413
   2010                                               0.60                          0.76                       1,217,601
   2009                                               0.48                          0.60                       1,143,716
   2008                                               0.85                          0.48                       1,660,372

AMERICAN CENTURY REAL ESTATE FUND - R6 CLASS
  BAND 125
   2017                                             $ 1.01                        $ 1.05                         508,731

AMERICAN CENTURY SELECT - A CLASS
  BAND 125
   2017                                             $ 1.94                        $ 2.46                          42,954
   2016                                               1.87                          1.94                          60,916
   2015                                               1.76                          1.87                         103,626
   2014                                               1.62                          1.76                         152,107
   2013                                               1.26                          1.62                         203,656
   2012                                               1.11                          1.26                         257,214
   2011                                               1.12                          1.11                          84,500
   2010                                               0.99                          1.12                          96,328
   2009                                               0.74                          0.99                          93,810
   2008                                               1.25                          0.74                          71,559

  BAND 100
   2017                                             $ 2.00                        $ 2.55                          64,901
   2016                                               1.92                          2.00                          83,426
   2015                                               1.81                          1.92                          70,118
   2014                                               1.66                          1.81                          38,391

AMERICAN CENTURY SELECT - INVESTOR CLASS
  BAND 125
   2017                                             $ 3.87                        $ 4.93                          24,962
   2016                                               3.72                          3.87                          22,420
   2015                                               3.49                          3.72                          26,399
   2014                                               3.20                          3.49                          25,564
   2013                                               2.49                          3.20                          27,636
   2012                                               2.20                          2.49                          24,322
   2011                                               2.19                          2.20                          14,460
   2010                                               1.94                          2.19                          15,330
   2009                                               1.46                          1.94                          15,022
   2008                                               2.44                          1.46                          13,636



                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY SMALL CAP GROWTH - A CLASS
  BAND 125
   2017                                               $ 2.33                         $ 2.89                          393,870
   2016                                                 2.14                           2.33                          374,806
   2015                                                 2.26                           2.14                          364,372
   2014                                                 2.18                           2.26                          425,444
   2013                                                 1.57                           2.18                          584,467
   2012                                                 1.39                           1.57                          538,411
   2011                                                 1.49                           1.39                          568,575
   2010                                                 1.16                           1.49                          718,176
   2009                                                 0.94                           1.16                          475,028
   2008                                                 1.65                           0.94                          463,450

  BAND 100
   2017                                               $ 2.41                         $ 2.99                           72,659
   2016                                                 2.20                           2.41                           76,153
   2015                                                 2.32                           2.20                           92,447
   2014                                                 2.23                           2.32                           53,859
   2013                                                 1.60                           2.23                               42
   2012                                                 1.42                           1.60                                -
   2011                                                 1.51                           1.42                            1,289
   2010                                                 1.18                           1.51                            1,200
   2009                                                 0.95                           1.18                              914
   2008                                                 1.67                           0.95                              579

AMERICAN CENTURY SMALL CAP VALUE FUND - A CLASS
  BAND 125
   2017                                               $ 3.96                         $ 4.30                          372,235
   2016                                                 3.19                           3.96                          401,764
   2015                                                 3.33                           3.19                          548,981
   2014                                                 3.23                           3.33                          562,365
   2013                                                 2.43                           3.23                          529,649
   2012                                                 2.12                           2.43                          443,215
   2011                                                 2.30                           2.12                          350,672
   2010                                                 1.89                           2.30                          251,731
   2009                                                 1.38                           1.89                          138,759
   2008                                                 1.93                           1.38                           90,831

  BAND 50
   2017                                               $ 4.37                         $ 4.78                           37,148
   2016                                                 3.50                           4.37                           36,433
   2015                                                 3.62                           3.50                           38,761
   2014                                                 3.49                           3.62                           39,214
   2013                                                 2.61                           3.49                           39,867
   2012                                                 2.25                           2.61                           42,864
   2011                                                 2.43                           2.25                           42,889
   2010                                                 1.98                           2.43                            7,942



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                               $ 4.70                         $ 5.17                             8,434
   2016                                                 3.74                           4.70                            82,280
   2015                                                 3.85                           3.74                            57,115
   2014                                                 3.70                           3.85                           218,602
   2013                                                 2.75                           3.70                            63,318
   2012                                                 2.36                           2.75                            60,448
   2011                                                 2.54                           2.36                            55,001
   2010                                                 2.05                           2.54                             7,968

AMERICAN CENTURY SMALL CAP VALUE FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 4.29                         $ 4.68                         1,888,347
   2016                                                 3.45                           4.29                         2,193,675
   2015                                                 3.59                           3.45                         2,806,645
   2014                                                 3.48                           3.59                         4,216,181
   2013                                                 2.61                           3.48                         4,625,368
   2012                                                 2.27                           2.61                         4,394,657
   2011                                                 2.46                           2.27                         4,503,943
   2010                                                 2.01                           2.46                         4,498,490
   2009                                                 1.47                           2.01                         3,896,716
   2008                                                 2.05                           1.47                         3,748,913

  BAND 0
   2017                                               $ 5.23                         $ 5.77                                 -
   2016                                                 4.15                           5.23                                 -
   2015                                                 4.26                           4.15                           224,444
   2014                                                 4.08                           4.26                           239,660
   2013                                                 3.03                           4.08                           229,979
   2012                                                 2.59                           3.03                           218,774
   2011                                                 2.78                           2.59                           210,246
   2010                                                 1.01                           2.78                           154,247

AMERICAN CENTURY SMALL COMPANY - A CLASS
  BAND 125
   2017                                               $ 3.13                         $ 3.41                           301,701
   2016                                                 2.69                           3.13                           561,474
   2015                                                 2.89                           2.69                           499,759
   2014                                                 2.77                           2.89                           447,634
   2013                                                 1.96                           2.77                           437,031
   2012                                                 1.75                           1.96                            68,671
   2011                                                 1.79                           1.75                            52,786
   2010                                                 1.43                           1.79                            63,724
   2009                                                 1.20                           1.43                            65,186
   2008                                                 1.97                           1.20                            53,554



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY STRATEGIC ALLOCATION: AGGRESSIVE FUND - A CLASS
  BAND 125
   2017                                              $ 2.39                        $ 2.81                       2,556,658
   2016                                                2.28                          2.39                       3,284,441
   2015                                                2.35                          2.28                       5,702,064
   2014                                                2.23                          2.35                       6,219,294
   2013                                                1.89                          2.23                       7,139,084
   2012                                                1.66                          1.89                       5,980,379
   2011                                                1.72                          1.66                       5,046,090
   2010                                                1.52                          1.72                       4,523,161
   2009                                                1.22                          1.52                       4,074,877
   2008                                                1.87                          1.22                       2,469,327

  BAND 100
   2017                                              $ 2.47                        $ 2.91                         925,523
   2016                                                2.35                          2.47                       1,045,850
   2015                                                2.41                          2.35                         830,979
   2014                                                2.28                          2.41                         899,506
   2013                                                1.93                          2.28                         208,662
   2012                                                1.70                          1.93                         197,276
   2011                                                1.75                          1.70                         168,620
   2010                                                1.54                          1.75                         129,782
   2009                                                1.24                          1.54                          91,796
   2008                                                1.89                          1.24                          50,609

  BAND 50
   2017                                              $ 2.64                        $ 3.13                          13,568
   2016                                                2.50                          2.64                          13,802
   2015                                                2.55                          2.50                          13,932
   2014                                                2.40                          2.55                          15,831
   2013                                                2.02                          2.40                          17,327
   2012                                                1.77                          2.02                          19,701
   2011                                                1.82                          1.77                          21,354
   2010                                                1.59                          1.82                          23,810

  BAND 0
   2017                                              $ 2.84                        $ 3.38                         113,185
   2016                                                2.67                          2.84                         102,301
   2015                                                2.72                          2.67                       1,395,679
   2014                                                2.54                          2.72                       1,413,689
   2013                                                2.13                          2.54                       1,459,953
   2012                                                1.86                          2.13                       1,401,309
   2011                                                1.90                          1.86                       1,306,148
   2010                                                1.65                          1.90                         278,790

AMERICAN CENTURY STRATEGIC ALLOCATION: AGGRESSIVE FUND - INVESTOR CLASS
  BAND 125
   2017                                              $ 2.13                        $ 2.51                      16,431,722
   2016                                                2.03                          2.13                      24,071,227
   2015                                                2.08                          2.03                      24,400,880
   2014                                                1.97                          2.08                      24,690,951
   2013                                                1.67                          1.97                      22,940,316
   2012                                                1.47                          1.67                      23,882,811
   2011                                                1.51                          1.47                      21,751,649
   2010                                                1.33                          1.51                      19,557,891
   2009                                                1.07                          1.33                      17.387,419
   2008                                                1.64                          1.07                      14,029,956

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                             $  2.56                       $ 3.05                               -
   2016                                                2.40                         2.56                               -
   2015                                                2.44                         2.40                         507,746
   2014                                                2.28                         2.44                         496,383
   2013                                                1.90                         2.28                         459,356
   2012                                                1.65                         1.90                         457,792
   2011                                                1.69                         1.65                         417,435
   2010                                                1.46                         1.69                         422,965

AMERICAN CENTURY STRATEGIC ALLOCATION: AGGRESSIVE FUND - R6 CLASS
  BAND 125
   2017                                             $  0.99                       $ 1.17                         546,683

AMERICAN CENTURY STRATEGIC ALLOCATION: CONSERVATIVE FUND - A CLASS
  BAND 125
   2017                                             $  1.78                       $ 1.94                       1,337,265
   2016                                                1.71                         1.78                       1,787,241
   2015                                                1.77                         1.71                       2,449,197
   2014                                                1.69                         1.77                       2,703,532
   2013                                                1.56                         1.69                       4,120,079
   2012                                                1.44                         1.56                       3,389,605
   2011                                                1.42                         1.44                       2,636,851
   2010                                                1.31                         1.42                       2,390,868
   2009                                                1.16                         1.31                       1,973,305
   2008                                                1.40                         1.16                       1,940,616

  BAND 100
   2017                                             $  1.84                       $ 2.01                         867,196
   2016                                                1.77                         1.84                         980,075
   2015                                                1.82                         1.77                         998,116
   2014                                                1.73                         1.82                         896,035
   2013                                                1.60                         1.73                           4,755
   2012                                                1.47                         1.60                          70,090
   2011                                                1.44                         1.47                          59,923
   2010                                                1.33                         1.44                          46,967
   2009                                                1.18                         1.33                          36,091
   2008                                                1.41                         1.18                             814

  BAND 50
   2017                                             $  1.96                       $ 2.16                         284,220

  BAND 0
   2017                                             $  2.10                       $ 2.32                               -
   2016                                                2.00                         2.10                               -
   2015                                                2.04                         2.00                         243,699
   2014                                                1.92                         2.04                         227,851
   2013                                                1.75                         1.92                         207,386
   2012                                                1.60                         1.75                         179,804
   2011                                                1.55                         1.60                         170,685
   2010                                                1.42                         1.55                          69,102

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY STRATEGIC ALLOCATION: CONSERVATIVE FUND - INVESTOR CLASS
  BAND 125
   2017                                             $  1.73                       $ 1.89                       4,753,850
   2016                                                1.67                         1.73                       8,013,562
   2015                                                1.71                         1.67                       8,100,584
   2014                                                1.63                         1.71                       7,101,436
   2013                                                1.50                         1.63                       6,501,158
   2012                                                1.39                         1.50                       5,764,235
   2011                                                1.36                         1.39                       5,027,788
   2010                                                1.26                         1.36                       5,064,756
   2009                                                1.11                         1.26                       4,838,273
   2008                                                1.33                         1.11                       3,844,730

  BAND 0
   2017                                             $  2.08                       $ 2.30                               -
   2016                                                1.98                         2.08                               -
   2015                                                2.00                         1.98                         465,217
   2014                                                1.89                         2.00                         524,794
   2013                                                1.72                         1.89                         507,787
   2012                                                1.57                         1.72                         541,205
   2011                                                1.51                         1.57                         630,906
   2010                                                1.38                         1.51                         710,756

AMERICAN CENTURY STRATEGIC ALLOCATION: CONSERVATIVE FUND - R6 CLASS
  BAND 125
   2017                                             $  1.00                       $ 1.09                         780,051

AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE FUND - A CLASS
  BAND 125
   2017                                             $  2.14                       $ 2.43                       4,164,741
   2016                                                2.05                         2.14                       6,878,986
   2015                                                2.12                         2.05                      10,541,842
   2014                                                2.01                         2.12                      12,094,607
   2013                                                1.77                         2.01                      14,718,175
   2012                                                1.59                         1.77                      12,895,546
   2011                                                1.60                         1.59                      11,702,163
   2010                                                1.44                         1.60                      10,739,208
   2009                                                1.21                         1.44                       8,769,582
   2008                                                1.66                         1.21                       6,417,840

  BAND 100
   2017                                             $  2.21                       $ 2.52                       3,403,196
   2016                                                2.11                         2.21                       3,764,703
   2015                                                2.18                         2.11                       3,201,482
   2014                                                2.07                         2.18                       2,726,379
   2013                                                1.81                         2.07                         349,912
   2012                                                1.62                         1.81                         302,401
   2011                                                1.63                         1.62                         299,200
   2010                                                1.47                         1.63                         426,668
   2009                                                1.23                         1.47                       4,563,198
   2008                                                1.67                         1.23                       4,113,686

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 75
   2017                                               $ 2.29                         $ 2.61                           583,149
   2016                                                 2.17                           2.29                           582,574
   2015                                                 2.24                           2.17                           606,633
   2014                                                 2.12                           2.24                           740,219
   2013                                                 1.85                           2.12                           877,377
   2012                                                 1.66                           1.85                         1,028,199
   2011                                                 1.66                           1.66                         1,055,544

  BAND 50
   2017                                               $ 2.37                         $ 2.70                             6,032
   2016                                                 2.24                           2.37                             6,604
   2015                                                 2.30                           2.24                             6,863
   2014                                                 2.17                           2.30                            13,408
   2013                                                 1.90                           2.17                            10,291
   2012                                                 1.69                           1.90                            11,533
   2011                                                 1.69                           1.69                            12,803
   2010                                                 1.51                           1.69                            11,866

  BAND 0
   2017                                               $ 2.54                         $ 2.92                                 -
   2016                                                 2.40                           2.54                                 -
   2015                                                 2.45                           2.40                         1,705,129
   2014                                                 2.30                           2.45                         1,785,246
   2013                                                 2.00                           2.30                         1,909,284
   2012                                                 1.77                           2.00                         1,862,496
   2011                                                 1.77                           1.77                         1,795,448
   2010                                                 1.57                           1.77                           195,762

AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 2.00                         $ 2.27                        32,674,684
   2016                                                 1.90                           2.00                        45,937,441
   2015                                                 1.96                           1.90                        45,861,117
   2014                                                 1.86                           1.96                        44,917,084
   2013                                                 1.63                           1.86                        40,335,907
   2012                                                 1.46                           1.63                        40,859,329
   2011                                                 1.47                           1.46                        38,073,248
   2010                                                 1.32                           1.47                        35,016.804
   2009                                                 1.11                           1.32                        33,699,497
   2008                                                 1.51                           1.11                        28,417,955

  BAND 0
   2017                                               $ 2.40                         $ 2.76                                 -
   2016                                                 2.26                           2.40                                 -
   2015                                                 2.30                           2.26                         2,509,957
   2014                                                 2.15                           2.30                         2,670,805
   2013                                                 1.86                           2.15                         2,929,731
   2012                                                 1.65                           1.86                         3,145,815
   2011                                                 1.64                           1.65                         3,403,402
   2010                                                 1.46                           1.64                         3,568,225

AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE FUND - R6 CLASS
  BAND 125
   2017                                               $ 0.99                         $ 1.13                           636,070

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY ULTRA FUND - A CLASS
  BAND 125
   2017                                               $ 2.34                         $ 3.04                           210,685
   2016                                                 2.28                           2.34                           197,396
   2015                                                 2.18                           2.28                           254,233
   2014                                                 2.01                           2.18                           261,921
   2013                                                 1.49                           2.01                           422,104
   2012                                                 1.33                           1.49                           411,335
   2011                                                 1.33                           1.33                           415,957
   2010                                                 1.16                           1.33                           352,431
   2009                                                 0.87                           1.16                           343,801
   2008                                                 1.51                           0.87                           301,051

  BAND 100
   2017                                               $ 2.42                         $ 3.16                           114,344
   2016                                                 2.35                           2.42                           121,607
   2015                                                 2.24                           2.35                           137,765
   2014                                                 2.06                           2.24                            90,134

AMERICAN CENTURY ULTRA FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 4.24                         $ 5.52                           474,599
   2016                                                 4.11                           4.24                           517,742
   2015                                                 3.92                           4.11                           535,108
   2014                                                 3.61                           3.92                           581,205
   2013                                                 2.67                           3.61                           448,082
   2012                                                 2.37                           2.67                           249,550
   2011                                                 2.37                           2.37                           264,155
   2010                                                 2.06                           2.37                           101,485
   2009                                                 1.54                           2.06                           101,218
   2008                                                 2.68                           1.54                           134,718

AMERICAN CENTURY VALUE - A CLASS
  BAND 125
   2017                                               $ 1.77                         $ 1.89                            32,131
   2016                                                 1.49                           1.77                            29,787
   2015                                                 1.58                           1.49                            15,852
   2014                                                 1.42                           1.58                            28,494
   2013                                                 1.10                           1.42                            25,696

AMERICAN CENTURY VALUE - INVESTOR CLASS
  BAND 125
   2017                                               $ 1.79                         $ 1.91                         1,093,382
   2016                                                 1.50                           1.79                         1,215,800
   2015                                                 1.59                           1.50                         1,065,183
   2014                                                 1.43                           1.59                         1,143,266
   2013                                                 1.10                           1.43                                73



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP CAPITAL APPRECIATION FUND - I CLASS
  BAND 125
   2017                                               $ 3.89                         $ 4.67                         2,754,260
   2016                                                 3.81                           3.89                         3,111,804
   2015                                                 3.79                           3.81                         3,957,164
   2014                                                 3.55                           3.79                         4,201,495
   2013                                                 2.74                           3.55                         4,639,692
   2012                                                 2.39                           2.74                         5,034,146
   2011                                                 2.59                           2.39                         5,436,459
   2010                                                 2.00                           2.59                         5,326,783
   2009                                                 1.48                           2.00                         5,438,077
   2008                                                 2.78                           1.48                         5,734,227

  BAND 25
   2017                                               $ 4.44                         $ 5.39                                 -
   2016                                                 4.31                           4.44                                 -
   2015                                                 4.24                           4.31                                 -
   2014                                                 3.93                           4.24                                 -
   2013                                                 3.01                           3.93                                 -
   2012                                                 2.60                           3.01                                 -
   2011                                                 2.79                           2.60                                 -
   2010                                                 2.13                           2.79                           203,738
   2009                                                 1.56                           2.13                           139,222
   2008                                                 2.90                           1.56                            74,014

AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2017                                               $ 1.01                         $ 1.09                           420,700
   2016                                                 0.95                           1.01                           297,598

AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2017                                               $ 1.01                         $ 1.10                           745,023
   2016                                                 0.96                           1.01                           199,178

AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.09                           885,532

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2017                                               $ 1.01                         $ 1.10                         1,661,342
   2016                                                 0.95                           1.01                           277,076

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2017                                               $ 1.01                         $ 1.11                         1,056,475
   2016                                                 0.96                           1.01                            17,675

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.10                           429,850

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2017                                             $  1.00                       $ 1.11                       1,782,846
   2016                                                0.95                         1.00                         273,790
   2015                                                1.00 (05/21/15)              0.95                           7,125

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2017                                             $  1.01                       $ 1.12                       7,045,006
   2016                                                0.96                         1.01                         498,156

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2017                                             $  1.00                       $ 1.11                       2,441,320

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2017                                             $  1.00                       $ 1.13                       1,626,089
   2016                                                0.95                         1.00                         120,825
   2015                                                1.00 (05/21/15)              0.95                           1,648

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2017                                             $  1.00                       $ 1.14                       5,615,180
   2016                                                0.95                         1.00                         266,184

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2017                                             $  1.00                       $ 1.14                       2,791,229

AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2017                                             $  0.99                       $ 1.15                       2,006,926
   2016                                                0.94                         0.99                          68,324
   2015                                                1.00 (05/21/15)              0.94                           1,663

AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2017                                             $  1.00                       $ 1.16                       6,142,251
   2016                                                0.94                         1.00                         758,530

AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2017                                             $  1.00                       $ 1.16                       3,517,440

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2017                                             $  0.99                       $ 1.18                         908,945
   2016                                                0.94                         0.99                          85,044
   2015                                                1.00 (05/21/15)              0.94                             794

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2017                                             $  1.00                       $ 1.19                       5,116,181
   2016                                                0.94                         1.00                         544,874

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2017                                             $  0.99                       $ 1.19                       2,683,719

                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE             VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                  PERIOD                    AT END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2017                                              $  0.99                        $  1.19                        1,124,660
   2016                                                 0.94                           0.99                          107,933

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2017                                              $  1.00                        $  1.20                        4,729,339
   2016                                                 0.94                           1.00                          376,301

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2017                                              $  0.99                        $  1.20                        4,242,064

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2017                                              $  0.99                        $  1.19                          893,999
   2016                                                 0.94                           0.99                           71,916

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2017                                              $  1.00                        $  1.20                        4,514,331
   2016                                                 0.94                           1.00                          174,473

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2017                                              $  0.99                        $  1.20                        2,021,902

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2017                                              $  0.99                        $  1.20                          660,442
   2016                                                 0.94                           0.99                           75,011

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2017                                              $  1.00                        $  1.21                        2,388,135
   2016                                                 0.94                           1.00                           44,319

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2017                                              $  0.99                        $  1.20                        1,433,353

AMERICAN FUNDS 2055 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2017                                              $  0.99                        $  1.20                          297,385
   2016                                                 0.94                           0.99                           14,275

AMERICAN FUNDS 2055 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2017                                              $  1.00                        $  1.21                          732,797
   2016                                                 0.94                           1.00                           34,406

AMERICAN FUNDS 2055 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2017                                              $  0.99                        $  1.20                          651,993

AMERICAN FUNDS 2060 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2017                                              $  1.00                        $  1.20                           20,379
   2016                                                 0.94                           1.00                              435

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2060 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.21                           501,269
   2016                                                 0.94                           1.00                            12,344

AMERICAN FUNDS 2060 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2017                                               $ 0.99                         $ 1.20                            28,326

AMERICAN FUNDS AMCAP FUND - R3 CLASS
  BAND 125
   2017                                               $ 1.88                         $ 2.26                         1,459,155
   2016                                                 1.75                           1.88                         1,729,734
   2015                                                 1.76                           1.75                         1,471,902
   2014                                                 1.60                           1.76                           955,092
   2013                                                 1.19                           1.60                           887,860
   2012                                                 1.04                           1.19                           543,469
   2011                                                 1.05                           1.04                           520,109
   2010                                                 0.94                           1.05                           346,384
   2009                                                 0.69                           0.94                           289,759
   2008                                                 1.12                           0.69                            78.121

  BAND 100
   2017                                               $ 1.93                         $ 2.32                           305,673
   2016                                                 1.79                           1.93                           370,669
   2015                                                 1.80                           1.79                           464,036
   2014                                                 1.63                           1.80                           423,904

  BAND 0
   2017                                               $ 2.15                         $ 2.62                                 -
   2016                                                 1.98                           2.15                                 -
   2015                                                 1.97                           1.98                                 -
   2014                                                 1.77                           1.97                           799,137
   2013                                                 1.30                           1.77                           642,126
   2012                                                 1.12                           1.30                           618,565
   2011                                                 1.12                           1.12                           576,480
   2010                                                 0.99                           1.12                           532,092
   2009                                                 0.71                           0.99                           438,577
   2008                                                 1.14                           0.71                           295,455

AMERICAN FUNDS AMCAP FUND - R4 CLASS
  BAND 125
   2017                                               $ 1.86                         $ 2.24                         7,172,262
   2016                                                 1.73                           1.86                         7,847,268
   2015                                                 1.74                           1.73                         6,815,801
   2014                                                 1.57                           1.74                         5,531,795
   2013                                                 1.16                           1.57                         3,382,121
   2012                                                 1.02                           1.16                         3,455,982
   2011                                                 1.03                           1.02                         3,264,427
   2010                                                 0.91                           1.03                           303,037
   2009                                                 0.66                           0.91                           212,653
   2008                                                 1.08                           0.66                           157,584

  BAND 0
   2017                                               $ 2.11                         $ 2.58                         3,579,051
   2016                                                 1.94                           2.11                         3,879,451

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS AMCAP FUND - R6 CLASS
  BAND 125
   2017                                               $ 0.99                         $ 1.20                         2,868,421

AMERICAN FUNDS AMERICAN BALANCED FUND - R3 CLASS
  BAND 125
   2017                                               $ 1.76                         $ 2.01                         8,457,852
   2016                                                 1.65                           1.76                         7,253,930
   2015                                                 1.65                           1.65                         7,740,291
   2014                                                 1.54                           1.65                         6,636,140
   2013                                                 1.28                           1.54                         5,663,996
   2012                                                 1.14                           1.28                         4,095,869
   2011                                                 1.12                           1.14                           683,659
   2010                                                 1.01                           1.12                            49,487

  BAND 100
   2017                                               $ 1.80                         $ 2.05                           104,872
   2016                                                 1.68                           1.80                            48,488

  BAND 50
   2017                                               $ 1.86                         $ 2.13                           405,331
   2016                                                 1.73                           1.86                                84

  BAND 0
   2017                                               $ 1.93                         $ 2.22                            95,427
   2016                                                 1.78                           1.93                            84,281
   2015                                                 1.76                           1.78                           128,648
   2014                                                 1.62                           1.76                           115,769
   2013                                                 1.33                           1.62                           123,560

AMERICAN FUNDS AMERICAN BALANCED FUND - R4 CLASS
  BAND 125
   2017                                               $ 1.80                         $ 2.05                        29,925,791
   2016                                                 1.68                           1.80                        34,531,928
   2015                                                 1.67                           1.68                        19,320,364
   2014                                                 1.56                           1.67                        15,440,557
   2013                                                 1.30                           1.56                        12,667,953
   2012                                                 1.15                           1.30                         2,619,333
   2011                                                 1.12                           1.15                           579,339

AMERICAN FUNDS AMERICAN BALANCED FUND - R6 CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.14                         9,698,227

  BAND 0
   2017                                               $ 1.00                         $ 1.16                           613,242



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS AMERICAN HIGH INCOME TRUST - R3 CLASS
  BAND 125
   2017                                               $ 1.59                         $  1.67                          587,009
   2016                                                 1.39                            1.59                          677,334
   2015                                                 1.52                            1.39                          976,425
   2014                                                 1.54                            1.52                        1,395,758
   2013                                                 1.47                            1.54                        2,625,419
   2012                                                 1.30                            1.47                        2,773,823
   2011                                                 1.30                            1.30                        2,499,787
   2010                                                 1.15                            1.30                        2,401,359
   2009                                                 0.78                            1.15                        1,826,547
   2008                                                 1.10                            0.78                          697,641

  BAND 100
   2017                                               $ 1.63                         $  1.72                          150,780
   2016                                                 1.42                            1.63                          224,727
   2015                                                 1.56                            1.42                          171,200
   2014                                                 1.57                            1.56                          187,829

  BAND 0
   2017                                               $ 1.82                         $  1.94                                -
   2016                                                 1.57                            1.82                                -
   2015                                                 1.70                            1.57                                -
   2014                                                 1.70                            1.70                           35,010
   2013                                                 1.60                            1.70                          119,441
   2012                                                 1.40                            1.60                          274,583
   2011                                                 1.38                            1.40                          257,600
   2010                                                 1.20                            1.38                          215,406
   2009                                                 0.81                            1.20                          253,460
   2008                                                 1.13                            0.81                          170,988

AMERICAN FUNDS AMERICAN HIGH INCOME TRUST - R4 CLASS
  BAND 125
   2017                                               $ 1.53                         $  1.62                          365,366
   2016                                                 1.33                            1.53                          358,612
   2015                                                 1.46                            1.33                          992,906
   2014                                                 1.47                            1.46                        3,157,052
   2013                                                 1.40                            1.47                        3,250,398
   2012                                                 1.24                            1.40                        3,926,078
   2011                                                 1.23                            1.24                        6,472,828
   2010                                                 1.08                            1.23                        6,414,398
   2009                                                 0.74                            1.08                        6,246,660
   2008                                                 1.03                            0.74                        5,119,549

AMERICAN FUNDS CAPITAL WORLD BOND FUND - R6 CLASS
  BAND 125
   2017                                               $ 1.00 (07/21/17)              $  1.01                            1,470



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND - R3 CLASS
  BAND 125
   2017                                               $ 1.55                         $ 1.90                         5,337,934
   2016                                                 1.48                           1.55                         6,669,435
   2015                                                 1.53                           1.48                         8,325,140
   2014                                                 1.50                           1.53                         9,622,944
   2013                                                 1.22                           1.50                        13,579,291
   2012                                                 1.04                           1.22                        13,196,341
   2011                                                 1.14                           1.04                        12,488,030
   2010                                                 1.08                           1.14                        11,206,401
   2009                                                 0.83                           1.08                         8,843,554
   2008                                                 1.36                           0.83                         4,217,847

  BAND 100
   2017                                               $ 1.59                         $ 1.96                           696,268
   2016                                                 1.52                           1.59                           764,013
   2015                                                 1.57                           1.52                           790,769
   2014                                                 1.53                           1.57                           744,147
   2013                                                 1.24                           1.53                            11,272
   2012                                                 1.06                           1.24                            12,012
   2011                                                 1.16                           1.06                            29,164
   2010                                                 1.09                           1.16                            25,192
   2009                                                 0.83                           1.09                            48,493
   2008                                                 1.37                           0.83                             9,357

  BAND 0
   2017                                               $ 1.78                         $ 2.21                           161,958
   2016                                                 1.67                           1.78                           151,327
   2015                                                 1.72                           1.67                           704,535
   2014                                                 1.66                           1.72                           667,310
   2013                                                 1.33                           1.66                         1,060,196
   2012                                                 1.12                           1.33                         1,380,108
   2011                                                 1.22                           1.12                         1,183,845
   2010                                                 1.13                           1.22                           720,831
   2009                                                 0.86                           1.13                           556,583
   2008                                                 1.40                           0.86                           373,765

AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND - R4 CLASS
  BAND 125
   2017                                               $ 1.44                         $ 1.77                        24,395,426
   2016                                                 1.37                           1.44                        28,006,705
   2015                                                 1.42                           1.37                        29,778,811
   2014                                                 1.38                           1.42                        32,395,497
   2013                                                 1.12                           1.38                        35,430,230
   2012                                                 0.95                           1.12                        42,309,178
   2011                                                 1.04                           0.95                        42,581,932
   2010                                                 0.98                           1.04                        38,570,362
   2009                                                 0.75                           0.98                        30,937,527
   2008                                                 1.23                           0.75                        25,084,924



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                               $ 1.63                         $ 2.04                                 -
   2016                                                 1.54                           1.63                                 -
   2015                                                 1.57                           1.54                           414,734
   2014                                                 1.51                           1.57                           450,975
   2013                                                 1.21                           1.51                           354,766
   2012                                                 1.01                           1.21                           238,441
   2011                                                 1.10                           1.01                           177,531
   2010                                                 1.02                           1.10                           138,842

AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND - R6 CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.23                         3,683,649

AMERICAN FUNDS EUROPACIFIC GROWTH FUND - R3 CLASS
  BAND 125
   2017                                               $ 1.30                         $ 1.67                         9,613,152
   2016                                                 1.31                           1.30                        10,524,783
   2015                                                 1.34                           1.31                        12,498,172
   2014                                                 1.40                           1.34                        16,584,666
   2013                                                 1.18                           1.40                        19,001,099
   2012                                                 1.01                           1.18                        16,301,051
   2011                                                 1.18                           1.01                        13,803,526
   2010                                                 1.10                           1.18                        10,279,349
   2009                                                 0.80                           1.10                         7,169,202
   2008                                                 1.37                           0.80                         2,810,044

  BAND 100
   2017                                               $ 1.33                         $ 1.72                           706,789
   2016                                                 1.34                           1.33                           836,439
   2015                                                 1.37                           1.34                         1,007,859
   2014                                                 1.43                           1.37                           887,342
   2013                                                 1.20                           1.43                           103,392
   2012                                                 1.02                           1.20                            97,748
   2011                                                 1.20                           1.02                           111,529
   2010                                                 1.11                           1.20                            98,913
   2009                                                 0.81                           1.11                            99,089
   2008                                                 1.38                           0.81                            70,603

  BAND 50
   2017                                               $ 1.41                         $ 1.83                           135,743
   2016                                                 1.41                           1.41                           138,835
   2015                                                 1.43                           1.41                           141,139
   2014                                                 1.48                           1.43                           139,840
   2013                                                 1.25                           1.48                           147,693
   2012                                                 1.05                           1.25                           142,989
   2011                                                 1.23                           1.05                           142,239
   2010                                                 1.13                           1.23                            13,733



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                               $ 1.49                         $ 1.94                           207,933
   2016                                                 1.48                           1.49                           342,471
   2015                                                 1.50                           1.48                         1,167,986
   2014                                                 1.54                           1.50                         2,116,124
   2013                                                 1.29                           1.54                         2,096,283
   2012                                                 1.08                           1.29                         2,226,002
   2011                                                 1.26                           1.08                         2,152,684
   2010                                                 1.15                           1.26                         1,821,298
   2009                                                 0.83                           1.15                         1,352,075
   2008                                                 1.40                           0.83                           883,186

AMERICAN FUNDS EUROPACIFIC GROWTH FUND - R4 CLASS
  BAND 125
   2017                                               $ 1.21                         $ 1.57                        36,701,393
   2016                                                 1.22                           1.21                        43,267,308
   2015                                                 1.25                           1.22                        44,399,086
   2014                                                 1.30                           1.25                        47,904,834
   2013                                                 1.09                           1.30                        49,516,946
   2012                                                 0.93                           1.09                        39,430,332
   2011                                                 1.09                           0.93                        36,371,764
   2010                                                 1.01                           1.09                        31,739,094
   2009                                                 0.73                           1.01                        20,960,447
   2008                                                 1.25                           0.73                        11,869,197

  BAND 0
   2017                                               $ 1.38                         $ 1.80                            52,779
   2016                                                 1.37                           1.38                         5,186,200
   2015                                                 1.38                           1.37                         4,882,273
   2014                                                 1.42                           1.38                         4,317,937
   2013                                                 1.18                           1.42                         3,888,457
   2012                                                 0.99                           1.18                         3,696,773

AMERICAN FUNDS EUROPACIFIC GROWTH FUND - R6 CLASS
  BAND 125
   2017                                               $ 0.99                         $ 1.28                         4,934,235

  BAND 0
   2017                                               $ 0.99                         $ 1.29                         2,946,229

AMERICAN FUNDS FUNDAMENTAL INVESTORS - R3 CLASS
  BAND 125
   2017                                               $ 1.76                         $ 2.14                         4,317,674
   2016                                                 1.59                           1.76                         4,940,468
   2015                                                 1.56                           1.59                         6,517,021
   2014                                                 1.46                           1.56                         9,842,830
   2013                                                 1.13                           1.46                        12,979,778
   2012                                                 0.98                           1.13                        12,884,095
   2011                                                 1.01                           0.98                        11,982,746
   2010                                                 0.90                           1.01                         9,933,523
   2009                                                 0.69                           0.90                         7,546,223
   2008                                                 1.16                           0.69                         3,851,011



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2017                                               $ 1.81                         $ 2.20                           751,166
   2016                                                 1.63                           1.81                           812,686
   2015                                                 1.60                           1.63                           783,599
   2014                                                 1.49                           1.60                           688,290
   2013                                                 1.14                           1.49                            16,956
   2012                                                 0.99                           1.14                            16,952
   2011                                                 1.02                           0.99                            15,165
   2010                                                 0.91                           1.02                            13,227
   2009                                                 0.69                           0.91                            11,692

  BAND 50
   2017                                               $ 1.90                         $ 2.33                            47,556
   2016                                                 1.71                           1.90                            51,891
   2015                                                 1.66                           1.71                            52,367
   2014                                                 1.54                           1.66                            55,149
   2013                                                 1.18                           1.54                            48,706
   2012                                                 1.02                           1.18                            41,904
   2011                                                 1.04                           1.02                            60,589
   2010                                                 0.92                           1.04                            27,095

  BAND 0
   2017                                               $ 2.00                         $ 2.46                            76,776
   2016                                                 1.79                           2.00                           165,575
   2015                                                 1.73                           1.79                           774,064
   2014                                                 1.60                           1.73                           712,894
   2013                                                 1.22                           1.60                           958,957
   2012                                                 1.04                           1.22                         1,206,528
   2011                                                 1.07                           1.04                         1,151,468
   2010                                                 0.94                           1.07                           524,482
   2009                                                 0.71                           0.94                           303,084
   2008                                                 1.17                           0.71                           149,014

AMERICAN FUNDS FUNDAMENTAL INVESTORS - R4 CLASS
  BAND 125
   2017                                               $ 1.82                         $ 2.21                         8,129,104
   2016                                                 1.64                           1.82                        11,134,916
   2015                                                 1.60                           1.64                        12,115,475
   2014                                                 1.49                           1.60                        11,016,945
   2013                                                 1.15                           1.49                        11,100,364
   2012                                                 0.99                           1.15                        13,264,249
   2011                                                 1.03                           0.99                        11,057,642
   2010                                                 0.91                           1.03                         8,695,445
   2009                                                 0.69                           0.91                         6,345,382
   2008                                                 1.16                           0.69                         5,503,285

AMERICAN FUNDS FUNDAMENTAL INVESTORS - R6 CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.22                         3,374,450



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA - R3 CLASS
  BAND 125
   2017                                               $ 1.10                         $ 1.09                           195,603
   2016                                                 1.10                           1.10                           323,540
   2015                                                 1.11                           1.10                           357,548
   2014                                                 1.11                           1.11                           598,858
   2013                                                 1.14                           1.11                           671,416
   2012                                                 1.13                           1.14                           616,914
   2011                                                 1.11                           1.13                           658,934
   2010                                                 1.07                           1.11                           645,741
   2009                                                 1.02                           1.07                           183,986
   2008                                                 1.05                           1.02                           142,204

  BAND 100
   2017                                               $ 1.13                         $ 1.13                           463,594
   2016                                                 1.13                           1.13                           509,299
   2015                                                 1.14                           1.13                           156,962
   2014                                                 1.13                           1.14                           161,896

  BAND 0
   2017                                               $ 1.26                         $ 1.27                                 -
   2016                                                 1.25                           1.26                                 -
   2015                                                 1.24                           1.25                            28,813
   2014                                                 1.23                           1.24                            56,798
   2013                                                 1.24                           1.23                            55,214
   2012                                                 1.22                           1.24                            35,590
   2011                                                 1.18                           1.22                           794,074
   2010                                                 1.13                           1.18                           696,368
   2009                                                 1.06                           1.13                           686,354
   2008                                                 1.08                           1.06                           579,129

AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA - R4 CLASS
  BAND 125
   2017                                               $ 1.12                         $ 1.12                           181,609
   2016                                                 1.12                           1.12                           174,565
   2015                                                 1.13                           1.12                           222,520
   2014                                                 1.12                           1.13                           177,698
   2013                                                 1.15                           1.12                         1,846,472
   2012                                                 1.13                           1.15                         1,673,647
   2011                                                 1.11                           1.13                           181,828
   2010                                                 1.07                           1.11                           227,672
   2009                                                 1.02                           1.07                           499,610
   2008                                                 1.06                           1.02                           352,941

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS NEW PERSPECTIVE FUND - R3 CLASS
  BAND 125
   2017                                             $ 1.43                        $ 1.81                      2,246,546
   2016                                               1.43                          1.43                      2,302,949
   2015                                               1.37                          1.43                      3,005,849
   2014                                               1.35                          1.37                      2,851,298
   2013                                               1.08                          1.35                      1,853,855
   2012                                               0.91                          1.08                        533,804
   2011                                               1.00 (06/23/11)               0.91                         22,761

  BAND 0
   2017                                             $ 1.53                        $ 1.97                         63,117
   2016                                               1.51                          1.53                         75,629
   2015                                               1.44                          1.51                        356,639
   2014                                               1.40                          1.44                        340,160

AMERICAN FUNDS NEW PERSPECTIVE FUND - R4 CLASS
  BAND 125
   2017                                             $ 1.45                        $ 1.85                      5,352,200
   2016                                               1.45                          1.45                      4,784,989
   2015                                               1.39                          1.45                      4,473,503
   2014                                               1.36                          1.39                      4,128,078
   2013                                               1.09                          1.36                      2,805,857
   2012                                               0.91                          1.09                        572,944
   2011                                               1.00 (06/23/11)               0.91                        222,013

  BAND 0
   2017                                             $ 1.56                        $ 2.01                              -
   2016                                               1.53                          1.56                        370,725
   2015                                               1.45                          1.53                        328,090
   2014                                               1.41                          1.45                        189,029
   2013                                               1.11                          1.41                        160,899
   2012                                               0.92                          1.11                        100,207

AMERICAN FUNDS NEW PERSPECTIVE FUND - R6 CLASS
  BAND 125
   2017                                             $ 0.99                        $ 1.27                        738,466

  BAND 0
   2017                                             $ 0.99                        $ 1.28                        729,819

AMERICAN FUNDS NEW WORLD FUND - R3 CLASS
  BAND 125
   2017                                             $ 1.13                        $ 1.48                        495,535
   2016                                               1.11                          1.13                        421,671
   2015                                               1.20                          1.11                        389,512
   2014                                               1.26                          1.20                        280,147
   2013                                               1.16                          1.26                        129,191
   2012                                               1.00 (05/24/12)               1.16                            685

  BAND 0
   2017                                             $ 1.20                        $ 1.59                              -
   2016                                               1.16                          1.20                              -
   2015                                               1.23                          1.16                          2,845
   2014                                               1.29                          1.23                          1,378

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS NEW WORLD FUND - R4 CLASS
  BAND 125
   2017                                             $  1.15                       $ 1.51                      12,352,994
   2016                                                1.12                         1.15                      13,107,633
   2015                                                1.21                         1.12                      10,325,286
   2014                                                1.27                         1.21                       8,347,147
   2013                                                1.17                         1.27                       2,575,655
   2012                                                1.00 (05/24/12)              1.17                           5,580

  BAND 0
   2017                                             $  1.22                       $ 1.61                          12,476
   2016                                                1.17                         1.22                           8,521
   2015                                                1.25                         1.17                           5,036
   2014                                                1.29                         1.25                           2,141

AMERICAN FUNDS NEW WORLD FUND - R6 CLASS
  BAND 125
   2017                                             $  0.99                       $ 1.30                         973,158

AMERICAN FUNDS SMALLCAP WORLD FUND - R3 CLASS
  BAND 125
   2017                                             $  1.22                       $ 1.53                       1,128,842
   2016                                                1.17                         1.22                       1,158,304
   2015                                                1.16                         1.17                       1,570,564
   2014                                                1.16                         1.16                       1,499,396
   2013                                                0.91                         1.16                       1,803,072
   2012                                                0.76                         0.91                       1,650,612
   2011                                                0.90                         0.76                       1,068,601
   2010                                                0.74                         0.90                       1,073,473
   2009                                                0.48                         0.74                         449,350
   2008                                                0.97                         0.48                         121,503

  BAND 100
   2017                                             $  1.25                       $ 1.56                         180,056
   2016                                                1.20                         1.25                         263,714
   2015                                                1.18                         1.20                         292,591
   2014                                                1.18                         1.18                         311,068
   2013                                                0.92                         1.18                          16,699
   2012                                                0.77                         0.92                          16,699

  BAND 0
   2017                                             $  1.37                       $ 1.73                          26,735
   2016                                                1.30                         1.37                          24,857
   2015                                                1.27                         1.30                          19,752
   2014                                                1.25                         1.27                          14,375
   2013                                                0.97                         1.25                          10,806
   2012                                                0.80                         0.97                           9,386
   2011                                                0.93                         0.80                          18,900
   2010                                                0.75                         0.93                          16,340

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS SMALLCAP WORLD FUND - R4 CLASS
  BAND 125
   2017                                               $ 1.26                         $ 1.58                         1,001,243
   2016                                                 1.21                           1.26                         1,807,619
   2015                                                 1.19                           1.21                         1,803,698
   2014                                                 1.18                           1.19                         1,087,002
   2013                                                 0.93                           1.18                           891,579
   2012                                                 0.77                           0.93                           325,535
   2011                                                 0.91                           0.77                           145,574
   2010                                                 0.73                           0.91                            75,128
   2009                                                 0.49                           0.73                            36,687

AMERICAN FUNDS SMALLCAP WORLD FUND - R6 CLASS
  BAND 125
   2017                                               $ 0.99                         $ 1.24                           285,308

AMERICAN FUNDS THE GROWTH FUND OF AMERICA - R3 CLASS
  BAND 125
   2017                                               $ 1.80                         $ 2.23                         7,494,925
   2016                                                 1.68                           1.80                         7,870,938
   2015                                                 1.62                           1.68                         8,695,683
   2014                                                 1.51                           1.62                        12,059,746
   2013                                                 1.15                           1.51                        15,844,563
   2012                                                 0.96                           1.15                        16,133,112
   2011                                                 1.03                           0.96                        20,086,485
   2010                                                 0.93                           1.03                        19,453,538
   2009                                                 0.70                           0.93                        15,600,965
   2008                                                 1.17                           0.70                         8,157,308

  BAND 100
   2017                                               $ 1.85                         $ 2.30                           856,395
   2016                                                 1.73                           1.85                           932,545
   2015                                                 1.66                           1.73                           969,989
   2014                                                 1.54                           1.66                           862,387
   2013                                                 1.17                           1.54                            92,240
   2012                                                 0.98                           1.17                           102,043
   2011                                                 1.04                           0.98                            98,082
   2010                                                 0.94                           1.04                            86,557
   2009                                                 0.71                           0.91                            95,688
   2008                                                 1.18                           0.71                            67,386

  BAND 50
   2017                                               $ 1.95                         $ 2.44                               214
   2016                                                 1.82                           1.95                               221
   2015                                                 1.74                           1.82                               173
   2014                                                 1.60                           1.74                               120
   2013                                                 1.21                           1.60                                63
   2012                                                 1.01                           1.21                                 -
   2011                                                 1.07                           1.01                                 -
   2010                                                 0.96                           1.07                            72,709

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                               $ 2.06                         $ 2.59                           406,356
   2016                                                 1.91                           2.06                           651,173
   2015                                                 1.82                           1.91                           736,512
   2014                                                 1.67                           1.82                           767,151
   2013                                                 1.25                           1.67                         1,094,119
   2012                                                 1.04                           1.25                           872,967
   2011                                                 1.10                           1.04                         1,053,971
   2010                                                 0.98                           1.10                         1,259,135
   2009                                                 0.73                           0.98                           855,642
   2008                                                 1.20                           0.73                           640,240

AMERICAN FUNDS THE GROWTH FUND OF AMERICA - R4 CLASS
  BAND 125
   2017                                               $ 1.77                         $ 2.21                        15,274,303
   2016                                                 1.66                           1.77                        17,563,781
   2015                                                 1.59                           1.66                        18,925,617
   2014                                                 1.48                           1.59                        19,109,846
   2013                                                 1.12                           1.48                        20,772,463
   2012                                                 0.94                           1.12                        21,046,395
   2011                                                 1.00                           0.94                        33,456,196
   2010                                                 0.90                           1.00                        32,126,640
   2009                                                 0.68                           0.90                        27,676,882
   2008                                                 1.13                           0.68                        22,472,499

  BAND 0
   2017                                               $ 2.01                         $ 2.54                                 -
   2016                                                 1.86                           2.01                                 -
   2015                                                 1.76                           1.86                         4,674,744
   2014                                                 1.61                           1.76                         5,015,535
   2013                                                 1.21                           1.61                         5,449,490
   2012                                                 1.00                           1.21                         6,069,619
   2011                                                 1.05                           1.00                         6,365,220
   2010                                                 0.94                           1.05                         7,261,795

AMERICAN FUNDS THE GROWTH FUND OF AMERICA - R6 CLASS
  BAND 125
   2017                                               $ 0.99                         $ 1.23                        11,242,937

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND - R3 CLASS
  BAND 125
   2017                                               $ 2.04                         $ 2.42                         2,272,503
   2016                                                 1.83                           2.04                         2,150,010
   2015                                                 1.86                           1.83                         2,283,608
   2014                                                 1.70                           1.86                         1,683,579
   2013                                                 1.31                           1.70                         1,319,491
   2012                                                 1.19                           1.31                           819,793
   2011                                                 1.13                           1.19                           270,357
   2010                                                 1.01                           1.13                             9,329

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                               $ 2.23                         $ 2.67                           256,644
   2016                                                 1.98                           2.23                           265,598
   2015                                                 1.99                           1.98                           268,855
   2014                                                 1.79                           1.99                           242,423
   2013                                                 1.36                           1.79                            69,699
   2012                                                 1.22                           1.36                            53,872

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND - R4 CLASS
  BAND 125
   2017                                               $ 2.09                         $ 2.48                        13,373,211
   2016                                                 1.87                           2.09                        14,858,754
   2015                                                 1.89                           1.87                         8,685,941
   2014                                                 1.73                           1.89                         3,299,660
   2013                                                 1.32                           1.73                         2,622,234
   2012                                                 1.19                           1.32                         1,346,107
   2011                                                 1.13                           1.19                               656
   2010                                                 1.01                           1.13                                59

  BAND 0
   2017                                               $ 2.28                         $ 2.74                         2,129,239
   2016                                                 2.01                           2.28                         2,391,129
   2015                                                 2.02                           2.01                            29,774
   2014                                                 1.81                           2.02                               991

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND - R6 CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.19                         2,720,799

AMG MANAGERS CADENCE MID CAP FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 1.54                         $ 1.91                             2,071
   2016                                                 1.45                           1.54                             6,989
   2015                                                 1.49                           1.45                             6,554
   2014                                                 1.35                           1.49                             8,142
   2013                                                 1.05                           1.35                             6,859
   2012                                                 0.98                           1.05                             5,248
   2011                                                 1.02                           0.98                             6,325
   2010                                                 0.82                           1.02                            13,719
   2009                                                 0.66                           0.82                             5,828
   2008                                                 1.21                           0.66                                23

  BAND 100
   2017                                               $ 1.55                         $ 1.93                               342
   2016                                                 1.47                           1.55                               913
   2015                                                 1.50                           1.47                             4,915
   2014                                                 1.36                           1.50                             4,447
   2013                                                 1.05                           1.36                             9,510
   2012                                                 1.00                           1.05                            36,397
   2011                                                 1.03                           1.00                            34,736
   2010                                                 0.82                           1.03                            31,742
   2009                                                 0.67                           0.82                            28,306
   2008                                                 1.22                           0.67                            24,545

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2017                                          $  1.62                      $  2.03                              -
    2016                                             1.51                         1.62                              -
    2015                                             1.53                         1.51                              -
    2014                                             1.37                         1.53                              -
    2013                                             1.05                         1.37                              -
    2012                                             1.05                         1.05                         11,581
    2011                                             1.07                         1.05                          9,321
    2010                                             0.85                         1.07                          6,742
    2009                                             0.68                         0.85                          5,993
    2008                                             1.23                         0.68                            907

AMG MANAGERS CADENCE MID CAP FUND - SERVICE CLASS
  BAND 125
    2017                                          $  1.60                      $  1.98                          5,965
    2016                                             1.51                         1.60                            209

AMG RENAISSANCE LARGE CAP GROWTH FUND - N CLASS
  BAND 125
    2017                                          $  1.00 (07/21/17)           $  1.08                         42,389

  BAND 100
    2017                                          $  1.00 (07/21/17)           $  1.08                          2,639

AQR EMERGING MULTI-STYLE FUND - N CLASS
  BAND 125
    2017                                          $  0.79                      $  1.07                          2,193

AQR LARGE CAP MULTI-STYLE FUND - N CLASS
  BAND 125
    2017                                          $  1.01                      $  1.23                         80,591
    2016                                             0.96                         1.01                         76,114

ARIEL APPRECIATION FUND - INVESTOR CLASS
  BAND 125
    2017                                          $  2.47                      $  2.80                        247,702
    2016                                             2.22                         2.47                        314,915
    2015                                             2.39                         2.22                        721,982
    2014                                             2.24                         2.39                        938,021
    2013                                             1.55                         2.24                        701,891
    2012                                             1.32                         1.55                        415.119
    2011                                             1.44                         1.32                        449,147
    2010                                             1.22                         1.44                        455,729
    2009                                             0.76                         1.22                        449,491
    2008                                             1.29                         0.76                        509,627

  BAND 0
    2017                                          $  2.96                      $  3.40                              -
    2016                                             2.63                         2.96                              -
    2015                                             2.80                         2.63                        116,636
    2014                                             2.59                         2.80                         89,122
    2013                                             1.77                         2.59                         91,897

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

ARIEL FUND - INVESTOR CLASS
  BAND 125
    2017                                          $  2.46                       $  2.82                          81,535
    2016                                             2.16                          2.46                         361,073
    2015                                             2.28                          2.16                         513,529
    2014                                             2.08                          2.28                         517,051
    2013                                             1.46                          2.08                         496,406
    2012                                             1.22                          1.46                         679,774
    2011                                             1.40                          1.22                         596,422
    2010                                             1.12                          1.40                         620,110
    2009                                             0.70                          1.12                         583,343
    2008                                             1.36                          0.70                         699,721

AVE MARIA GROWTH FUND
  BAND 125
    2017                                          $  1.14                       $  1.43                          26,409
    2016                                             1.03                          1.14                         204,970
    2015                                             1.07                          1.03                         177,733
    2014                                             1.00 (06/26/14)               1.07                         154,425

AVE MARIA RISING DIVIDEND FUND
  BAND 125
    2017                                          $  1.08                       $  1.25                         133,749
    2016                                             0.95                          1.08                         403,049
    2015                                             1.02                          0.95                         370,825
    2014                                             1.00 (06/26/14)               1.02                         329,544

AVE MARIA VALUE FUND (FORMERLY AVE MARIA CATHOLIC VALUES FUND)
  BAND 125
    2017                                          $  0.93                       $  1.08                           7,689
    2016                                             0.80                          0.93                         216,476
    2015                                             0.99                          0.80                         262,841
    2014                                             1.00 (06/26/14)               0.99                         123,096

AVE MARIA WORLD EQUITY FUND
  BAND 125
    2017                                          $  0.97                       $  1.13                           5,665
    2016                                             0.90                          0.97                          66,458
    2015                                             0.96                          0.90                          82,801
    2014                                             1.00 (06/26/14)               0.96                          71,978

BLACKROCK ADVISOR SMALL CAP GROWTH EQUITY PORTFOLIO - INSTITUTIONAL CLASS (FORMERLY BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO)
  BAND 125
    2017                                          $  2.62                       $  2.97                           8,067
    2016                                             2.34                          2.62                           8,633
    2015                                             2.46                          2.34                          50,272
    2014                                             2.44                          2.46                          58,232
    2013                                             1.70                          2.44                         461,199
    2012                                             1.55                          1.70                         796,062
    2011                                             1.56                          1.55                         746,434
    2010                                             1.29                          1.56                         240,773
    2009                                             1.00 (05/01/09)               1.29                         120,601

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

BLACKROCK EQUITY DIVIDEND FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $ 1.63                        $ 1.88                         578,046
    2016                                               1.42                          1.63                         569,243
    2015                                               1.44                          1.42                         678,493
    2014                                               1.33                          1.44                       5,732,207
    2013                                               1.08                          1.33                       3,328,948
    2012                                               1.00 (05/24/12)               1.08                         117,902

BLACKROCK GLOBAL ALLOCATION FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $ 1.58                        $ 1.78                       1,123,830
    2016                                               1.54                          1.58                       1,910,238
    2015                                               1.57                          1.54                       1,761,910
    2014                                               1.56                          1.57                       1,621,893
    2013                                               1.37                          1.56                         953,938
    2012                                               1.26                          1.37                         664,775
    2011                                               1.32                          1.26                         506,406
    2010                                               1.22                          1.32                         257,662
    2009                                               1.00 (05/01/09)               1.22                           6,944

BLACKROCK GLOBAL ALLOCATION FUND - K CLASS
  BAND 125
    2017                                             $ 1.00 (06/22/17)             $ 1.05                       1,151,758

BLACKROCK GLOBAL ALLOCATION FUND - R CLASS
  BAND 125
    2017                                             $ 1.51                        $ 1.68                       1,299,824
    2016                                               1.48                          1.51                       1,856,892
    2015                                               1.52                          1.48                       2,255,417
    2014                                               1.51                          1.52                       2,655,626
    2013                                               1.34                          1.51                       2,500,872
    2012                                               1.24                          1.34                       2,098,214
    2011                                               1.31                          1.24                       1,461,933
    2010                                               1.21                          1.31                         593,215
    2009                                               1.00 (05/01/09)               1.21                         243,203

  BAND 100
    2017                                             $ 1.54                        $ 1.72                         111,417
    2016                                               1.50                          1.54                         189,248
    2015                                               1.54                          1.50                         148,480
    2014                                               1.53                          1.54                         148,189

  BAND 0
    2017                                             $ 1.66                        $ 1.88                               -
    2016                                               1.61                          1.66                               -
    2015                                               1.63                          1.61                         295,936
    2014                                               1.60                          1.63                         277,118
    2013                                               1.41                          1.60                         269,595
    2012                                               1.28                          1.41                         251,336
    2011                                               1.34                          1.28                         232,977
    2010                                               1.22                          1.34                         227,684

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GNMA PORTFOLIO - SERVICE CLASS
  BAND 125
    2017                                          $  1.01                       $ 1.01                      1,230,763
    2016                                             1.01                         1.01                      1,081,592
    2015                                             1.01                         1.01                        917,632
    2014                                             0.97                         1.01                        985,329
    2013                                             1.01                         0.97                        163,914

BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2017                                          $  0.96                       $ 1.18                        203,875
    2016                                             1.03                         0.96                         70,549

BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO - K CLASS
  BAND 125
    2017                                          $  1.01                       $ 1.25                         14,152

BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO - R CLASS
  BAND 125
    2017                                          $  0.95                       $ 1.17                         11,736
  BAND 100
    2017                                          $  0.95                       $ 1.18                          9,252
    2016                                             1.03                         0.95                          9,628

BLACKROCK HIGH YIELD BOND PORTFOLIO - R CLASS
  BAND 125
    2017                                          $  1.09                       $ 1.16                            756

BLACKROCK HIGH YIELD BOND PORTFOLIO - SERVICE CLASS
  BAND 125
    2017                                          $  1.09                       $ 1.16                            463
    2016                                             0.97                         1.09                            333

BLACKROCK TOTAL RETURN FUND - A CLASS
  BAND 125
    2017                                          $  0.99                       $ 1.02                      1,300,270
    2016                                             0.97                         0.99                      1,243,760
    2015                                             1.00 (01/15/15)              0.97                        865,032

BLACKROCK TOTAL RETURN FUND - K CLASS
  BAND 125
    2017                                          $  1.00                       $ 1.03                        591,820

BLACKROCK TOTAL RETURN FUND - R CLASS
  BAND 125
    2017                                          $  0.99                       $ 1.01                        177,150
    2016                                             0.97                         0.99                        116,944

BMO AGGRESSIVE ALLOCATION FUND - R6 CLASS
  BAND 125
    2017                                          $  0.99                       $ 1.20                      1,167,245

BMO BALANCED ALLOCATION FUND - R6 CLASS
  BAND 125
    2017                                          $  1.00                       $ 1.13                        198,938

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

BMO CONSERVATIVE ALLOCATION FUND - R6 CLASS
  BAND 125
    2017                                             $  1.00                      $  1.06                         55,286

BMO MID-CAP GROWTH FUND - A CLASS
  BAND 125
    2017                                             $  1.00 (05/16/17)           $  1.14                        250,470

  BAND 100
    2017                                             $  1.00 (05/16/17)           $  1.14                         21,714

BMO MID-CAP VALUE FUND - A CLASS
  BAND 125
    2017                                             $  1.00 (05/16/17)           $  1.12                        434,468

  BAND 100
    2017                                             $  1.00 (05/16/17)           $  1.12                        158,296

BMO MODERATE ALLOCATION FUND - R6 CLASS
  BAND 125
    2017                                             $  1.00                      $  1.10                        724,724

BMO SMALL-CAP GROWTH FUND - A CLASS
  BAND 125
    2017                                             $  1.00 (05/26/17)           $  1.11                        978,692

  BAND 100
    2017                                             $  1.00 (05/26/17)           $  1.12                        352,352

  BAND 50
    2017                                             $  1.00 (05/26/17)           $  1.12                        224,026

CALVERT EQUITY - A CLASS (FORMERLY CALVERT EQUITY PORTFOLIO)
  BAND 125
    2017                                             $  2.08                      $  2.59                        808,354
    2016                                                2.06                         2.08                        918,300
    2015                                                2.01                         2.06                      1,069,458
    2014                                                1.84                         2.01                      1,575,819
    2013                                                1.43                         1.84                      1,694,947
    2012                                                1.25                         1.43                      1,664,504
    2011                                                1.29                         1.25                      1,159,596
    2010                                                1.12                         1.29                        567,229
    2009                                                0.85                         1.12                        504,212
    2008                                                1.33                         0.85                        439,777

  BAND 100
    2017                                             $  2.15                      $  2.68                         21,193
    2016                                                2.13                         2.15                         28,388
    2015                                                2.07                         2.13                         31,165
    2014                                                1.88                         2.07                         30,242
    2013                                                1.46                         1.88                            261

  BAND 50
    2017                                             $  2.30                      $  2.88                         31,764
    2016                                                2.26                         2.30                         33,251
    2015                                                2.19                         2.26                         35,638
    2014                                                1.98                         2.19                         37,779
    2013                                                1.53                         1.98                          2,734
    2012                                                1.33                         1.53                          2,307
    2011                                                1.37                         1.33                          2,189

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                             $ 2.50                        $ 3.14                               -
   2016                                               2.44                          2.50                               -
   2015                                               2.36                          2.44                          92,101
   2014                                               2.12                          2.36                         136,469
   2013                                               1.63                          2.12                         137,397
   2012                                               1.41                          1.63                         227,016

CALVERT INCOME FUND - A CLASS
  BAND 125
   2017                                             $ 1.54                        $ 1.62                         294,678
   2016                                               1.48                          1.54                         424,522
   2015                                               1.52                          1.48                         482,272
   2014                                               1.46                          1.52                         570,198
   2013                                               1.49                          1.46                         687,500
   2012                                               1.38                          1.49                         772,035
   2011                                               1.36                          1.38                       7,341,185
   2010                                               1.30                          1.36                       6,852,140
   2009                                               1.13                          1.30                       8,111,187
   2008                                               1.30                          1.13                       8,418,804

CALVERT SMALL CAP FUND - A CLASS
  BAND 125
   2017                                             $ 1.99                        $ 2.22                          68,959
   2016                                               1.68                          1.99                         100,565
   2015                                               1.72                          1.68                         114,292
   2014                                               1.63                          1.72                         208,315
   2013                                               1.17                          1.63                         158,931
   2012                                               1.03                          1.17                         161,347
   2011                                               1.09                          1.03                         162,228
   2010                                               0.72                          1.09                         176,375
   2009                                               0.62                          0.72                         213,747
   2008                                               0.95                          0.62                         192,068

CALVERT VP SRI MID CAP GROWTH PORTFOLIO
  BAND 125
   2017                                             $ 4.07                        $ 4.49                       1,669,946
   2016                                               3.85                          4.07                       2,010,639
   2015                                               4.03                          3.85                       2,432,245
   2014                                               3.77                          4.03                       2,160,445
   2013                                               2.94                          3.77                       2,665,181
   2012                                               2.55                          2.94                       2,170,571
   2011                                               2.52                          2.55                       2,493,785
   2010                                               1.94                          2.52                       2,427,176
   2009                                               1.49                          1.94                       2,423,476
   2008                                               2.40                          1.49                       2,588,764

  BAND 100
   2017                                             $ 4.21                        $ 4.65                          42,532
   2016                                               3.97                          4.21                          40,095
   2015                                               4.14                          3.97                          78,341
   2014                                               3.87                          4.14                          50,723

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                               $ 5.35                         $  5.97                            2,079
   2016                                                 4.98                            5.35                            3,038

CLEARBRIDGE AGGRESSIVE GROWTH FUND - FI CLASS
  BAND 125
   2017                                               $ 1.71                         $  1.93                          171,382
   2016                                                 1.64                            1.71                        1,203,797
   2015                                                 1.73                            1.64                        4,455,089
   2014                                                 1.53                            1.73                        4,014,024
   2013                                                 1.07                            1.53                        2,288,855

CLEARBRIDGE AGGRESSIVE GROWTH FUND - R CLASS
  BAND 125
   2017                                               $ 1.69                         $  1.90                           29,065
   2016                                                 1.63                            1.69                          377,808
   2015                                                 1.73                            1.63                          551,378
   2014                                                 1.53                            1.73                           20,749

  BAND 0
   2017                                               $ 1.78                         $  2.03                                -
   2016                                                 1.69                            1.78                                -
   2015                                                 1.77                            1.69                          154,610
   2014                                                 1.55                            1.77                          144,902
   2013                                                 1.08                            1.55                          112,875

CLEARBRIDGE APPRECIATION FUND - FI CLASS
  BAND 125
   2017                                               $ 1.58                         $  1.86                          417,784
   2016                                                 1.46                            1.58                          714,483
   2015                                                 1.46                            1.46                          343,412
   2014                                                 1.34                            1.46                          107,991
   2013                                                 1.05                            1.34                          105,737

CLEARBRIDGE APPRECIATION FUND - R CLASS
  BAND 125
   2017                                               $ 1.56                         $  1.83                           36,718
   2016                                                 1.45                            1.56                           29,956
   2015                                                 1.45                            1.45                           27,363
   2014                                                 1.33                            1.45                            4,524
   2013                                                 1.05                            1.33                          208,277

COLUMBIA ACORN INTERNATIONAL FUND - A CLASS
  BAND 125
   2017                                               $ 1.22                         $  1.59                           11,235
   2016                                                 1.27                            1.22                           10,646
   2015                                                 1.31                            1.27                           27,208
   2014                                                 1.39                            1.31                           36,407
   2013                                                 1.15                            1.39                           11,386
   2012                                                 1.00 (05/24/12)                 1.15                              563

COLUMBIA ACORN INTERNATIONAL FUND - ADVISOR CLASS
  BAND 125
   2017                                               $ 1.01                         $  1.32                            2,759
   2016                                                 1.05                            1.01                              981
   2015                                                 1.08                            1.05                              536
   2014                                                 1.14                            1.08                               71
   2013                                                 1.00 (03/14/13)                 1.14                              247

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

COLUMBIA ACORN INTERNATIONAL FUND - INSTITUTIONAL CLASS
  BAND 125
   2017                                             $  1.24                       $ 1.62                          25,434
   2016                                                1.28                         1.24                          34,931
   2015                                                1.32                         1.28                          33,953
   2014                                                1.39                         1.32                          34,415
   2013                                                1.15                         1.39                          31,946
   2012                                                1.00 (05/24/12)              1.15                          10,679

COLUMBIA CONTRARIAN CORE FUND - A CLASS
  BAND 125
   2017                                             $  1.13                       $ 1.36                         308,395
   2016                                                1.06                         1.13                         217,808
   2015                                                1.00 (01/15/15)              1.06                         155,096

  BAND 0
   2017                                             $  1.16                       $ 1.41                         161,173
   2016                                                1.07                         1.16                         168,206

COLUMBIA CONTRARIAN CORE FUND - ADVISOR CLASS
  BAND 125
   2017                                             $  1.14                       $ 1.37                         358,092
   2016                                                1.06                         1.14                         216,169

COLUMBIA DIVIDEND INCOME FUND - A CLASS
  BAND 125
   2017                                             $  1.12                       $ 1.33                         154,166
   2016                                                1.00                         1.12                         153,269

COLUMBIA DIVIDEND INCOME FUND - ADVISOR CLASS
  BAND 125
   2017                                             $  1.12                       $ 1.34                         602,442
   2016                                                1.00                         1.12                       5,861,699
   2015                                                1.01                         1.00                       4,949,853

COLUMBIA EMERGING MARKETS BOND FUND - A CLASS
  BAND 125
   2017                                             $  1.19                       $ 1.32                          65,082
   2016                                                1.08                         1.19                          61,121
   2015                                                1.11                         1.08                          31,428
   2014                                                1.11                         1.11                          13,146
   2013                                                1.21                         1.11                          48,556
   2012                                                1.01                         1.21                           1,398

  BAND 100
   2017                                             $  1.21                       $ 1.34                          21,202
   2016                                                1.09                         1.21                          89,941
   2015                                                1.11                         1.09                          34,963
   2014                                                1.11                         1.11                          48,148
   2013                                                1.21                         1.11                              85

COLUMBIA EMERGING MARKETS BOND FUND - INSTITUTIONAL 3 CLASS
  BAND 125
   2017                                             $  1.01                       $ 1.12                         155,003

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

COLUMBIA MID CAP INDEX FUND - A CLASS
  BAND 125
   2017                                             $ 1.90                        $ 2.17                     17,844,196
   2016                                               1.60                          1.90                     15,537,033
   2015                                               1.66                          1.60                     12,710,201
   2014                                               1.54                          1.66                     11,442,699
   2013                                               1.17                          1.54                      9,286,812
   2012                                               1.01                          1.17                      6,729,162
   2011                                               1.05                          1.01                      4,820,497
   2010                                               0.84                          1.05                      3,023,079
   2009                                               0.62                          0.84                        121,423

  BAND 0
   2017                                             $ 2.13                        $ 2.46                        569,554
   2016                                               1.77                          2.13                        828,081
   2015                                               1.82                          1.77                        709,559
   2014                                               1.66                          1.82                        617,446
   2013                                               1.25                          1.66                        546,735
   2012                                               1.07                          1.25                        424,448
   2011                                               1.09                          1.07                        324,618
   2010                                               0.86                          1.09                        389,883

COLUMBIA MID CAP VALUE FUND - ADVISOR CLASS
  BAND 125
   2017                                             $ 1.10                        $ 1.24                        264,383
   2016                                               0.98                          1.10                        106,508
   2015                                               1.00 (01/15/15)               0.98                         93,905

COLUMBIA QUALITY INCOME FUND - A CLASS (FORMERLY COLUMBIA U.S. GOVERNMENT MORTGAGE FUND)
  BAND 125
   2017                                             $ 1.00                        $ 1.02                        246,155
   2016                                               0.99                          1.00                        325,530

COLUMBIA QUALITY INCOME FUND - ADVISOR CLASS (FORMERLY COLUMBIA U.S. GOVERNMENT MORTGAGE FUND)
  BAND 125
   2017                                             $ 1.01                        $ 1.03                        203,302
   2016                                               1.00                          1.01                         63,141

COLUMBIA SELECT GLOBAL GROWTH FUND - A CLASS
  BAND 125
   2017                                             $ 0.94                        $ 1.24                         13,799
   2016                                               1.02                          0.94                         45,706
   2015                                               1.00 (01/15/15)               1.02                         36,943

COLUMBIA SELECT GLOBAL GROWTH FUND - ADVISOR CLASS
  BAND 125
   2017                                             $ 0.95                        $ 1.25                          2,437

COLUMBIA SELECT LARGE-CAP VALUE FUND - A CLASS
  BAND 125
   2017                                             $ 1.17                        $ 1.39                              -
   2016                                               0.98                          1.17                          1,776
   2015                                               1.00 (01/15/15)               0.98                            220

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

COLUMBIA SELECT LARGE-CAP VALUE FUND - ADVISOR CLASS
  BAND 125
   2017                                               $ 1.17                         $  1.40                       12,436,691

COLUMBIA SELECT SMALLER-CAP VALUE FUND - A CLASS
  BAND 125
   2017                                               $ 1.11                         $  1.23                          268,677
   2016                                                 1.00                            1.11                          466,272
   2015                                                 1.00 (01/15/15)                 1.00                          185,764

  BAND 100
   2017                                               $ 1.11                         $  1.24                          158,022
   2016                                                 1.00                            1.11                          137,532

  BAND 0
   2017                                               $ 1.14                         $  1.28                           83,659
   2016                                                 1.01                            1.14                          117,286

COLUMBIA SELECT SMALLER-CAP VALUE FUND - ADVISOR CLASS
  BAND 125
   2017                                               $ 1.11                         $  1.24                          100,915

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND - A CLASS
  BAND 125
   2017                                               $ 1.98                         $  2.62                          281,943
   2016                                                 1.74                            1.98                          111,840
   2015                                                 1.61                            1.74                          136,268
   2014                                                 1.29                            1.61                          126,872
   2013                                                 1.06                            1.29                          112,419
   2012                                                 1.00                            1.06                          421,763

  BAND 100
   2017                                               $ 2.00                         $  2.66                          122,238
   2016                                                 1.76                            2.00                           97,249
   2015                                                 1.62                            1.76                          158,170
   2014                                                 1.30                            1.62                           48,717

  BAND 0
   2017                                               $ 2.11                         $  2.83                           14,758
   2016                                                 1.83                            2.11                            5,629
   2015                                                 1.68                            1.83                            4,451
   2014                                                 1.33                            1.68                            3,205
   2013                                                 1.08                            1.33                            8,311
   2012                                                 1.00                            1.08                          212,553

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND - ADVISOR CLASS
  BAND 125
   2017                                               $ 1.75                         $  2.33                          517,150
   2016                                                 1.53                            1.75                          184,479
   2015                                                 1.42                            1.53                          186,160
   2014                                                 1.14                            1.42                          144,234
   2013                                                 1.00 (03/14/13)                 1.14                              131

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND - INSTITUTIONAL CLASS
  BAND 125
   2017                                               $ 2.01                         $  2.66                          244,305
   2016                                                 1.76                            2.01                          226,558
   2015                                                 1.62                            1.76                          904,884
   2014                                                 1.30                            1.62                          215,433
   2013                                                 1.07                            1.30                          114,196
   2012                                                 1.00                            1.07                        1,884,640

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND - INSTITUTIONAL 3 CLASS
  BAND 125
   2017                                               $ 1.00 (06/22/17)              $  1.08                          318,058

COLUMBIA SMALL CAP INDEX FUND - A CLASS
  BAND 125
   2017                                               $ 1.99                         $  2.22                       11,727,681
   2016                                                 1.60                            1.99                       10,870,732
   2015                                                 1.66                            1.60                        8,141,867
   2014                                                 1.60                            1.66                        7,738,710
   2013                                                 1.15                            1.60                        8,074,633
   2012                                                 1.01                            1.15                        5,969,507
   2011                                                 1.01                            1.01                        4,340,079
   2010                                                 0.82                            1.01                        1,875,633
   2009                                                 0.66                            0.82                           63,922
   2008                                                 0.97                            0.66                            5,055

  BAND 0
   2017                                               $ 2.23                         $  2.52                          684,304
   2016                                                 1.77                            2.23                        1,325,286
   2015                                                 1.82                            1.77                        1,074,575
   2014                                                 1.73                            1.82                        1,021,320
   2013                                                 1.23                            1.73                          768,286
   2012                                                 1.06                            1.23                          681,804
   2011                                                 1.05                            1.06                          347,893
   2010                                                 0.84                            1.05                          421,324

CRM MID CAP VALUE - INVESTOR CLASS
  BAND 125
   2017                                               $ 2.33                         $  2.75                               78
   2016                                                 2.04                            2.33                               78
   2015                                                 2.12                            2.04                               77
   2014                                                 2.03                            2.12                          376,761
   2013                                                 1.54                            2.03                          379,868
   2012                                                 1.33                            1.54                          338,851
   2011                                                 1.45                            1.33                          316,585
   2010                                                 1.24                            1.45                          257,232
   2009                                                 1.00 (05/01/09)                 1.24                          230,195

CROSSMARK STEWARD LARGE CAP ENHANCED INDEX FUND (FORMERLY STEWARD LARGE CAP ENHANCED INDEX FUND) - A CLASS
  BAND 125
   2017                                               $ 1.21                         $  1.45                              417
   2016                                                 1.11                            1.21                           25,262
   2015                                                 1.15                            1.11                           20,520

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

CROSSMARK STEWARD SMALL-MID CAP ENHANCED INDEX FUND (FORMERLY STEWARD SMALL-MID CAP ENHANCED INDEX FUND) - A CLASS
  BAND 125
   2017                                             $  1.24                       $ 1.39                          47,038
   2016                                                1.02                         1.24                          26,411
   2015                                                1.07                         1.02                          17,892
   2014                                                1.03                         1.07                              86

DEUTSCHE CROCI U.S. FUND - A CLASS
  BAND 125
   2017                                             $  1.01                       $ 1.22                          16,998
   2016                                                1.00 (11/17/16)              1.01                          62,819

  BAND 100
   2017                                             $  1.01                       $ 1.22                           8,135
   2016                                                1.00 (11/17/16)              1.01                           8,148

DEUTSCHE ENHANCED COMMODITY STRATEGY FUND - A CLASS
  BAND 125
   2017                                             $  0.90                       $ 0.90                              52
   2016                                                0.83                         0.90                              52
   2015                                                1.00 (01/15/15)              0.83                           3,957

DEUTSCHE ENHANCED COMMODITY STRATEGY FUND - S CLASS
  BAND 125
   2017                                             $  0.91                       $ 0.91                         189,558
   2016                                                0.83                         0.91                          37,472

DEUTSCHE GNMA FUND - A CLASS
  BAND 125
   2017                                             $  1.00 (03/23/17)            $ 1.00                           8,216

DEUTSCHE GNMA FUND - S CLASS
  BAND 125
   2017                                             $  1.00 (03/23/17)            $ 1.00                         407,071

  BAND 0
   2017                                             $  1.00 (03/23/17)            $ 1.01                         435,376

DEUTSCHE MID CAP VALUE FUND - A CLASS
  BAND 125
   2017                                             $  2.67                       $ 2.97                          22,978
   2016                                                2.43                         2.67                          23,736
   2015                                                2.41                         2.43                          15,248
   2014                                                2.24                         2.41                          39,685
   2013                                                1.64                         2.24                          23,354
   2012                                                1.42                         1.64                          22,226
   2011                                                1.53                         1.42                           2,715
   2010                                                1.30                         1.53                           2,598

  BAND 100
   2017                                             $  2.72                       $ 3.04                          28,060
   2016                                                2.47                         2.72                          35,048
   2015                                                2.45                         2.47                          42,331
   2014                                                2.27                         2.45                          35,935
   2013                                                1.66                         2.27                           1,946

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE              VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                   PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

DEUTSCHE MID CAP VALUE FUND - S CLASS
  BAND 125
    2017                                            $  2.72                         $  3.04                            71,288
    2016                                               2.47                            2.72                            20,477
    2015                                               2.45                            2.47                            14,134
    2014                                               2.27                            2.45                            11,670
    2013                                               1.66                            2.27                             1,594
    2012                                               1.43                            1.66                                89
    2011                                               1.54                            1.43                                45

DEUTSCHE REAL ASSETS FUND - A CLASS
  BAND 125
    2017                                            $  1.30                         $  1.47                             3,484
    2016                                               1.26                            1.30                           135,784
    2015                                               1.41                            1.26                           114,255
    2014                                               1.39                            1.41                           136,931
    2013                                               1.40                            1.39                            92,885
    2012                                               1.29                            1.40                            44,806
    2011                                               1.36                            1.29                             4,594
    2010                                               1.22                            1.36                             1,856

  BAND 0
    2017                                            $  1.43                         $  1.64                            50,328
    2016                                               1.37                            1.43                            47,942
    2015                                               1.52                            1.37                            45,471
    2014                                               1.47                            1.52                            49,299
    2013                                               1.46                            1.47                            45,808
    2012                                               1.34                            1.46                            41,254
    2011                                               1.39                            1.34                            11,080
    2010                                               1.23                            1.39                            20,809
    2009                                               1.00 (05/01/09)                 1.23                                96

DEUTSCHE REAL ASSETS FUND - S CLASS
  BAND 125
    2017                                            $  1.31                         $  1.49                            41,726
    2016                                               1.28                            1.31                            44,421
    2015                                               1.43                            1.28                            46,263
    2014                                               1.40                            1.43                            16,116

DEUTSCHE REAL ESTATE SECURITIES FUND - A CLASS
  BAND 125
    2017                                            $  1.57                         $  1.64                           426,983
    2016                                               1.49                            1.57                           356,220
    2015                                               1.47                            1.49                           709,360
    2014                                               1.13                            1.47                           735,250
    2013                                               1.15                            1.13                           547,199
    2012                                               1.00                            1.15                           457,543
    2011                                               1.00 (06/23/11)                 1.00                             9,538

  BAND 0
    2017                                            $  1.68                         $  1.78                            62,910
    2016                                               1.57                            1.68                            86,268
    2015                                               1.54                            1.57                            75,031
    2014                                               1.17                            1.54                           110,709
    2013                                               1.17                            1.17                            96,180
    2012                                               1.00                            1.17                           238,363
    2011                                               1.00 (06/23/11)                 1.00                           200,962

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

DEUTSCHE REAL ESTATE SECURITIES FUND - R6 CLASS
  BAND 125
    2017                                             $ 1.01                      $  1.06                        339,595

DEUTSCHE REAL ESTATE SECURITIES FUND - S CLASS
  BAND 125
    2017                                             $ 1.59                      $  1.67                      3,054,294
    2016                                               1.50                         1.59                      2,966,522
    2015                                               1.48                         1.50                      2,846,030
    2014                                               1.14                         1.48                      3,054,657
    2013                                               1.16                         1.14                      1,535,405
    2012                                               1.00                         1.16                        595,390
    2011                                               1.00 (06/23/11)              1.00                        309,548

DEUTSCHE SMALL CAP CORE FUND - A CLASS
  BAND 125
    2017                                             $ 1.00 (10/30/17)           $  1.04                         79,737

DEUTSCHE SMALL CAP CORE FUND - S CLASS
  BAND 125
    2017                                             $ 1.00 (10/30/17)           $  1.04                         43,522

DFA EMERGING MARKETS PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $ 0.97                      $  1.31                         84,541

DFA EMERGING MARKETS VALUE - R2 CLASS
  BAND 125
    2017                                             $ 0.77                      $  1.02                         96,452
    2016                                               0.66                         0.77                         48,324
    2015                                               0.82                         0.66                         46,614
    2014                                               0.87                         0.82                         68,093
    2013                                               0.92                         0.87                      5,426,348
    2012                                               0.78                         0.92                        576,446
    2011                                               1.00 (06/23/11)              0.78                        283,839

DFA GLOBAL ALLOCATION 25/75 PORTFOLIO - R2 CLASS
  BAND 125
    2017                                             $ 1.10                      $  1.16                              -
    2016                                               1.07                         1.10                              -
    2015                                               1.09                         1.07                              -
    2014                                               1.08                         1.09                              -
    2013                                               1.04                         1.08                      1,831,664
    2012                                               0.98                         1.04                      1,858,825

DFA GLOBAL ALLOCATION 60/40 PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $ 0.99                      $  1.12                             22

DFA GLOBAL ALLOCATION 60/40 PORTFOLIO - R2 CLASS
  BAND 125
    2017                                             $ 1.28                      $  1.44                         34,761
    2016                                               1.19                         1.28                         83,626
    2015                                               1.23                         1.19                         98,500
    2014                                               1.20                         1.23                         58,313
    2013                                               1.05                         1.20                     10,142,362
    2012                                               0.95                         1.05                      9,642,950

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

DFA GLOBAL EQUITY PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $ 0.99                      $  1.19                      1,862,945

DFA GLOBAL EQUITY PORTFOLIO - R2 CLASS
  BAND 125
    2017                                             $ 1.47                      $  1.77                      3,615,403
    2016                                               1.32                         1.47                      4,170,697
    2015                                               1.38                         1.32                      3,922,842
    2014                                               1.34                         1.38                        985,900
    2013                                               1.05                         1.34                      1,693,548
    2012                                               0.90                         1.05                      1,561,258
    2011                                               1.00 (06/23/11)              0.90                          2,742

  BAND 0
    2017                                             $ 1.57                      $  1.92                        548,750
    2016                                               1.40                         1.57                        503,319

DFA INTERNATIONAL CORE EQUITY PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $ 0.99                      $  1.26                        353,703

DFA INTERNATIONAL VALUE - R2 CLASS
  BAND 125
    2017                                             $ 1.03                      $  1.28                            254
    2016                                               0.97                         1.03                              -
    2015                                               1.05                         0.97                              -
    2014                                               1.14                         1.05                              -
    2013                                               0.94                         1.14                        579,713
    2012                                               0.82                         0.94                        504,704
    2011                                               1.00 (06/23/11)              0.82                          2,156

DFA INVESTMENT GRADE PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $ 1.00                      $  1.02                        479,872

DFA REAL ESTATE SECURITIES PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $ 1.01                      $  1.05                        109,407

DFA U.S. LARGE CAP GROWTH PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $ 0.99                      $  1.23                      1,452,974

DFA U.S. LARGE COMPANY PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $ 1.00                      $  1.20                        546,244

DFA U.S. SMALL CAP GROWTH PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $ 0.98                      $  1.12                          8,696

DFA U.S. SMALL CAP PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $ 1.00 (07/21/17)           $  1.07                        404,997

DFA U.S. TARGETED VALUE PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $ 0.97                      $  1.05                      1,845,897

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

DFA U.S. TARGETED VALUE PORTFOLIO - R2 CLASS
  BAND 125
    2017                                             $ 1.78                       $ 1.92                      5,214,876
    2016                                               1.42                         1.78                      4,848,747
    2015                                               1.53                         1.42                      4,864,256
    2014                                               1.51                         1.53                      3,912,244
    2013                                               1.07                         1.51                      1,229,072
    2012                                               0.91                         1.07                        275,002
    2011                                               1.00 (06/23/11)              0.91                         30,387

  BAND 0
    2017                                             $ 1.90                       $ 2.08                        542,763
    2016                                               1.50                         1.90                        563,041

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $ 1.01                       $ 1.03                        970,640

DREYFUS NATURAL RESOURCES FUND - I CLASS
  BAND 125
    2017                                             $ 0.94                       $ 1.06                        314,237
    2016                                               0.74                         0.94                        514,958
    2015                                               1.00 (05/21/15)              0.74                         78,557

FEDERATED HIGH YIELD TRUST - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $ 1.10                       $ 1.17                      1,845,407
    2016                                               0.97                         1.10                      2,738,963
    2015                                               1.01                         0.97                        694,053

FEDERATED HIGH YIELD TRUST - SERVICE CLASS
  BAND 125
    2017                                             $ 1.09                       $ 1.16                        142,154
    2016                                               0.96                         1.09                        385,267
    2015                                               1.01                         0.96                         77,831

FEDERATED INTERNATIONAL LEADERS FUND - A CLASS
  BAND 125
    2017                                             $ 0.86                       $ 1.09                        612,160
    2016                                               0.90                         0.86                        732,662
    2015                                               0.93                         0.90                        640,265
    2014                                               1.00 (06/26/14)              0.93                        566,284

  BAND 0
    2017                                             $ 0.89                       $ 1.14                              -
    2016                                               0.91                         0.89                        929,173

FEDERATED INTERNATIONAL LEADERS FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $ 0.87                       $ 1.10                        785,414
    2016                                               0.90                         0.87                        467,832
    2015                                               0.93                         0.90                        269,215

FEDERATED KAUFMANN LARGE CAP FUND - A CLASS
  BAND 125
    2017                                             $ 1.11                       $ 1.35                        313,905
    2016                                               1.07                         1.11                        282,981
    2015                                               1.06                         1.07                        176,299

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

FEDERATED KAUFMANN LARGE CAP FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                          $  1.11                       $  1.36                         412,591
    2016                                             1.08                          1.11                         317,170
    2015                                             1.06                          1.08                         408,084

FEDERATED MDT ALL CAP CORE FUND - A CLASS
  BAND 125
    2017                                          $  1.09                       $  1.29                         157,224
    2016                                             0.98                          1.09                         141,831
    2015                                             1.04                          0.98                           6,712

FEDERATED MDT ALL CAP CORE FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                          $  1.09                       $  1.31                          38,786
    2016                                             0.99                          1.09                             675
    2015                                             1.04                          0.99                              75

FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND - M CLASS
  BAND 125
    2017                                          $  2.12                       $  2.65                           2,258
    2016                                             2.22                          2.12                          16,330
    2015                                             2.17                          2.22                          17,773
    2014                                             2.28                          2.17                          60,802
    2013                                             1.84                          2.28                          64,801
    2012                                             1.55                          1.84                          66,547
    2011                                             1.82                          1.55                          66,949
    2010                                             1.69                          1.82                          82,682
    2009                                             1.39                          1.69                          85,749
    2008                                             2.42                          1.39                         106,914

FIDELITY ADVISOR DIVERSIFIED STOCK FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                          $  1.22                       $  1.44                         171,986
    2016                                             1.06                          1.22                         302,672
    2015                                             1.13                          1.06                         579,537
    2014                                             1.03                          1.13                         442,967

FIDELITY ADVISOR DIVERSIFIED STOCK FUND - M CLASS
  BAND 125
    2017                                          $  1.20                       $  1.40                          67,916
    2016                                             1.05                          1.20                         280,252
    2015                                             1.13                          1.05                         368,164
    2014                                             1.03                          1.13                         434,402

FIDELITY ADVISOR DIVIDEND GROWTH FUND - M CLASS
  BAND 125
    2017                                          $  2.17                       $  2.55                         281,488
    2016                                             2.04                          2.17                         423,020
    2015                                             2.10                          2.04                         440,446
    2014                                             1.91                          2.10                         424,814
    2013                                             1.48                          1.91                         574,454
    2012                                             1.26                          1.48                         513,362
    2011                                             1.41                          1.26                         442,190
    2010                                             1.18                          1.41                         335,381
    2009                                             0.78                          1.18                         464,760
    2008                                             1.41                          0.78                         292,927

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2017                                             $ 2.24                        $ 2.65                        162,795
   2016                                               2.11                          2.24                        177,522
   2015                                               2.15                          2.11                        185,661
   2014                                               1.96                          2.15                        202,449
   2013                                               1.51                          1.96                          2,465
   2012                                               1.29                          1.51                          2,162
   2011                                               1.43                          1.29                          1,792
   2010                                               0.79                          1.43                          8,747
   2009                                               1.43                          0.79                          6,715
   2008                                               1.44                          1.43                         33,701

FIDELITY ADVISOR EQUITY GROWTH FUND - M CLASS
  BAND 125
   2017                                             $ 1.98                        $ 2.63                        208,908
   2016                                               2.00                          1.98                        312,278
   2015                                               1.90                          2.00                        382,796
   2014                                               1.74                          1.90                        397,268
   2013                                               1.30                          1.74                        380,907
   2012                                               1.16                          1.30                        467,664
   2011                                               1.17                          1.16                        512,896
   2010                                               0.96                          1.17                        523,949
   2009                                               0.76                          0.96                        501,550
   2008                                               1.46                          0.76                        340,137

  BAND 100
   2017                                             $ 2.04                        $ 2.72                         37,564
   2016                                               2.06                          2.04                         17,489
   2015                                               1.95                          2.06                         15,693
   2014                                               1.78                          1.95                         29,001

  BAND 50
   2017                                             $ 2.17                        $ 2.91                        550,532
   2016                                               2.18                          2.17                        575,981
   2015                                               2.06                          2.18                        572,767
   2014                                               1.87                          2.06                        622,399
   2013                                               1.39                          1.87                        650,285
   2012                                               1.22                          1.39                        674,189
   2011                                               1.23                          1.22                        671,968
   2010                                               1.00                          1.23                        672,312
   2009                                               0.79                          1.00                        577,242
   2008                                               1.50                          0.79                        515,867

FIDELITY ADVISOR EQUITY INCOME FUND - M CLASS
  BAND 125
   2017                                             $ 2.34                        $ 2.59                        119,894
   2016                                               2.02                          2.34                        130,318
   2015                                               2.14                          2.02                        307,098
   2014                                               2.01                          2.14                        319,183
   2013                                               1.60                          2.01                        335,706
   2012                                               1.39                          1.60                        359,567
   2011                                               1.40                          1.39                        400,737
   2010                                               1.25                          1.40                        491,198
   2009                                               1.02                          1.25                        405,974
   2008                                               1.75                          1.02                        332,880

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2017                                              $ 2.42                       $  2.68                         10,173
   2016                                                2.08                          2.42                          5,865
   2015                                                2.20                          2.08                          8,111

  BAND 50
   2017                                              $ 2.58                       $  2.88                        127,099
   2016                                                2.21                          2.58                        127,274
   2015                                                2.33                          2.21                        131,688
   2014                                                2.17                          2.33                        186,504
   2013                                                1.71                          2.17                        209,346
   2012                                                1.48                          1.71                        231,045
   2011                                                1.48                          1.48                        344,040
   2010                                                1.31                          1.48                        329,502
   2009                                                1.06                          1.31                        288,245
   2008                                                1.80                          1.06                        267,247

  BAND 0
   2017                                              $ 2.79                       $  3.13                              -
   2016                                                2.38                          2.79                              -
   2015                                                2.50                          2.38                              -
   2014                                                2.31                          2.50                              -
   2013                                                1.81                          2.31                              -
   2012                                                1.56                          1.81                              -
   2011                                                1.55                          1.56                         33,784
   2010                                                1.37                          1.55                         28,514
   2009                                                1.10                          1.37                         22,644
   2008                                                1.87                          1.10                         15,455

FIDELITY ADVISOR FREEDOM 2010 FUND - I CLASS
  BAND 125
   2017                                              $ 1.00                       $  1.11                         55,236
   2016                                                0.95                          1.00                         86,712
   2015                                                1.00 (05/21/15)               0.95                        101,387

FIDELITY ADVISOR FREEDOM 2010 FUND - M CLASS
  BAND 125
   2017                                              $ 1.42                       $  1.56                        452,429
   2016                                                1.36                          1.42                        598,184
   2015                                                1.39                          1.36                      1,240,865
   2014                                                1.35                          1.39                      1,658,457
   2013                                                1.24                          1.35                      3,011,856
   2012                                                1.15                          1.24                      5,413,226
   2011                                                1.17                          1.15                      6,003,149
   2010                                                1.06                          1.17                      6,149,228
   2009                                                0.85                          1.06                      6,463,555
   2008                                                1.18                          0.85                      4,472,109

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2017                                              $ 1.46                       $  1.62                        317,288
   2016                                                1.39                          1.46                        342,686
   2015                                                1.42                          1.39                        366,846
   2014                                                1.38                          1.42                        404,225
   2013                                                1.27                          1.38                        481,849
   2012                                                1.17                          1.27                        528,369
   2011                                                1.18                          1.17                        539,122
   2010                                                1.07                          1.18                        564,987
   2009                                                0.86                          1.07                        537,044
   2008                                                1.19                          0.86                        554,361

  BAND 0
   2017                                              $ 1.65                       $  1.84                              -
   2016                                                1.55                          1.65                         70,437
   2015                                                1.57                          1.55                        293,175
   2014                                                1.51                          1.57                        274,524
   2013                                                1.37                          1.51                        239,195
   2012                                                1.25                          1.37                        563,501
   2011                                                1.26                          1.25                        874,492
   2010                                                1.12                          1.26                        965,926
   2009                                                0.90                          1.12                        917,807
   2008                                                l.22                          0.90                        503,935

FIDELITY ADVISOR FREEDOM 2015 FUND - I CLASS
  BAND 125
   2017                                              $ 1.00                       $  1.12                        308,491
   2016                                                0.94                          1.00                        208,658
   2015                                                1.00 (05/21/15)               0.94                        349,845

FIDELITY ADVISOR FREEDOM 2015 FUND - M CLASS
  BAND 125
   2017                                              $ 1.45                       $  1.63                        925,275
   2016                                                1.38                          1.45                      1,268,081
   2015                                                1.42                          1.38                      2,628,162
   2014                                                1.37                          1.42                      4,322,131
   2013                                                1.25                          1.37                      7,464,193
   2012                                                1.15                          1.25                     12,403,755
   2011                                                1.18                          1.15                     14,122,945
   2010                                                1.06                          1.18                     13,833,358
   2009                                                0.85                          1.06                     13,248,548
   2008                                                1.21                          0.85                      6,035,674

  BAND 100
   2017                                              $ 1.50                       $  1.68                        137,851
   2016                                                1.42                          1.50                        165,083
   2015                                                1.45                          1.42                        254,208
   2014                                                1.40                          1.45                        320,164
   2013                                                1.28                          1.40                              -
   2012                                                1.17                          1.28                              -
   2011                                                1.19                          1.17                              -
   2010                                                1.07                          1.19                         22,097
   2009                                                0.86                          1.07                         18,844
   2008                                                1.22                          0.86                         13,065

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2017                                              $ 1.59                       $  1.79                         39,771
   2016                                                1.50                          1.59                         51,727
   2015                                                1.52                          1.50                         68,724
   2014                                                1.47                          1.52                         47,271
   2013                                                1.33                          1.47                         88,979
   2012                                                1.21                          1.33                         58,168
   2011                                                1.23                          1.21                         28,895
   2010                                                1.10                          1.23                          6,118
   2009                                                0.88                          1.10                            390

  BAND 0
   2017                                              $ 1.68                       $  1.91                              -
   2016                                                1.58                          1.68                        310,233
   2015                                                1.60                          1.58                        310,502
   2014                                                1.53                          1.60                        672,457
   2013                                                1.38                          1.53                        695,969
   2012                                                1.25                          1.38                        925,665
   2011                                                1.26                          1.25                        715,419
   2010                                                1.13                          1.26                        577,339
   2009                                                0.90                          1.13                        510,765
   2008                                                1.25                          0.90                        285,007

FIDELITY ADVISOR FREEDOM 2020 FUND - I CLASS
  BAND 125
   2017                                              $ 1.00                       $  1.13                      1,169,564
   2016                                                0.94                          1.00                        743,029
   2015                                                1.00 (05/21/15)               0.94                        886,103

FIDELITY ADVISOR FREEDOM 2020 FUND - M CLASS
  BAND 125
   2017                                              $ 1.45                       $  1.64                      2,749,184
   2016                                                1.37                          1.45                      3,985,887
   2015                                                1.41                          1.37                      5,968,101
   2014                                                1.36                          1.41                      7,198,634
   2013                                                1.23                          1.36                     10,028,587
   2012                                                1.12                          1.23                     14,036,695
   2011                                                1.15                          1.12                     14,968,176
   2010                                                1.03                          1.15                     14,644,737
   2009                                                0.81                          1.03                     13,736,268
   2008                                                1.23                          0.81                      8,317,685

  BAND 100
   2017                                              $ 1.49                       $  1.69                      1,579,627
   2016                                                1.41                          1.49                      1,625,764
   2015                                                1.44                          1.41                      1,421,674
   2014                                                1.39                          1.44                      1,417,709
   2013                                                1.25                          1.39                        916,314
   2012                                                1.14                          1.25                      1,022,868
   2011                                                1.17                          1.14                        939,111
   2010                                                1.04                          1.17                        968,898
   2009                                                0.81                          1.04                        944,832
   2008                                                1.24                          0.81                        879,690

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2017                                              $ 1.58                       $  1.80                        385,878
   2016                                                1.49                          1.58                        350,892
   2015                                                1.51                          1.49                        586,307
   2014                                                1.45                          1.51                        570,079
   2013                                                1.30                          1.45                        242,855
   2012                                                1.18                          1.30                        218,638
   2011                                                1.20                          1.18                        179,774
   2010                                                1.07                          1.20                        150,356
   2009                                                0.83                          1.07                          3,654

  BAND 0
   2017                                              $ 1.68                       $  1.92                              -
   2016                                                1.57                          1.68                        121,801
   2015                                                1.59                          1.57                        280,752
   2014                                                1.52                          1.59                        428,595
   2013                                                1.35                          1.52                        526,361
   2012                                                1.22                          1.35                      1,235,158
   2011                                                1.24                          1.22                      2,838,097
   2010                                                1.09                          1.24                      2,584,253
   2009                                                0.85                          1.09                      2,192,200
   2008                                                1.28                          0.85                      1,369,723

FIDELITY ADVISOR FREEDOM 2025 FUND - I CLASS
  BAND 125
   2017                                              $ 0.99                       $  1.14                      1,310,561
   2016                                                0.94                          0.99                        661,921
   2015                                                1.00 (05/21/15)               0.94                        701,247

FIDELITY ADVISOR FREEDOM 2025 FUND - M CLASS
  BAND 125
   2017                                              $ 1.50                       $  1.71                      1,887,285
   2016                                                1.42                          1.50                      2,161,344
   2015                                                1.45                          1.42                      3,686,971
   2014                                                1.40                          1.45                      4,654,005
   2013                                                1.23                          1.40                      7,225,631
   2012                                                1.11                          1.23                     10,735,273
   2011                                                1.15                          1.11                     11,460,614
   2010                                                1.02                          1.15                     11,007,201
   2009                                                0.79                          1.02                      9,647,630
   2008                                                1.25                          0.79                      4,571,759

  BAND 100
   2017                                              $ 1.54                       $  1.77                        236,121
   2016                                                1.46                          1.54                        259,071
   2015                                                1.49                          1.46                        384,174
   2014                                                1.43                          1.49                        530,717
   2013                                                1.25                          1.43                              -
   2012                                                1.13                          1.25                              -
   2011                                                1.17                          1.13                              -
   2010                                                1.03                          1.17                         44,190
   2009                                                0.80                          1.03                         36,181
   2008                                                1.25                          0.80                         23,181

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2017                                              $ 1.64                       $  1.89                        166,958
   2016                                                1.54                          1.64                        167,866
   2015                                                1.56                          1.54                        208,772
   2014                                                1.50                          1.56                        170,792
   2013                                                1.30                          1.50                         98,479
   2012                                                1.17                          1.30                        100,715
   2011                                                1.21                          1.17                          4,234

  BAND 0
   2017                                              $ 1.74                       $  2.01                              -
   2016                                                1.62                          1.74                        943,281
   2015                                                1.64                          1.62                      1,106,386
   2014                                                1.57                          1.64                      1,023,276
   2013                                                1.36                          1.57                        946,328
   2012                                                1.21                          1.36                      1,360,533
   2011                                                1.24                          1.21                      1,514,004
   2010                                                1.09                          1.24                      1,020,401
   2009                                                0.83                          1.09                        776,029
   2008                                                1.29                          0.83                        463,578

FIDELITY ADVISOR FREEDOM 2030 FUND - I CLASS
  BAND 125
   2017                                              $ 0.99                       $  1.17                      1,924,274
   2016                                                0.93                          0.99                      1,192,207
   2015                                                1.00 (05/21/15)               0.93                        955,173

FIDELITY ADVISOR FREEDOM 2030 FUND - M CLASS
  BAND 125
   2017                                              $ 1.48                       $  1.73                      3,130,161
   2016                                                1.39                          1.48                      3,845,147
   2015                                                1.43                          1.39                      5,365,301
   2014                                                1.38                          1.43                      6,665,118
   2013                                                1.19                          1.38                      8,880,891
   2012                                                1.07                          1.19                     11,953,765
   2011                                                1.12                          1.07                     12,479,745
   2010                                                0.99                          1.12                     11,727,878
   2009                                                0.76                          0.99                     10,790,182
   2008                                                1.27                          0.76                      6,118,305

  BAND 100
   2017                                              $ 1.52                       $  1.79                        968,926
   2016                                                1.43                          1.52                        980,003
   2015                                                1.46                          1.43                        977,226
   2014                                                1.41                          1.46                        821,240
   2013                                                1.22                          1.41                        702,787
   2012                                                1.09                          1.22                        663,955
   2011                                                1.14                          1.09                        607,081
   2010                                                1.00                          1.14                        651,049
   2009                                                0.77                          1.00                        718,274
   2008                                                1.28                          0.77                        651,510

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2017                                              $ 1.62                       $  1.91                         88,446
   2016                                                1.51                          1.62                        101,705
   2015                                                1.54                          1.51                        113,929
   2014                                                1.47                          1.54                         91,837
   2013                                                1.27                          1.47                         89,553
   2012                                                1.13                          1.27                         25,956
   2011                                                1.17                          1.13                         13,262
   2010                                                1.03                          1.17                          2,144

  BAND 0
   2017                                              $ 1.72                       $  2.04                              -
   2016                                                1.60                          1.72                        533,022
   2015                                                1.62                          1.60                        985,252
   2014                                                1.54                          1.62                      1,089,068
   2013                                                1.32                          1.54                        949,696
   2012                                                1.17                          1.32                      1,386,131
   2011                                                1.21                          1.17                      2,180,406
   2010                                                1.05                          1.21                      2,041,411
   2009                                                0.80                          1.05                      1,904,528
   2008                                                1.32                          0.80                      1,192,093

FIDELITY ADVISOR FREEDOM 2035 FUND - I CLASS
  BAND 125
   2017                                              $ 0.99                       $  1.19                        990,386
   2016                                                0.92                          0.99                        646,280
   2015                                                1.00 (05/21/15)               0.92                        621,600

FIDELITY ADVISOR FREEDOM 2035 FUND - M CLASS
  BAND 125
   2017                                              $ 1.51                       $  1.80                      1,692,400
   2016                                                1.42                          1.51                      1,678,669
   2015                                                1.45                          1.42                      2,729,255
   2014                                                1.40                          1.45                      3,337,021
   2013                                                1.19                          1.40                      5,443,162
   2012                                                1.06                          1.19                      7,259,926
   2011                                                1.12                          1.06                      7,923,041
   2010                                                0.99                          1.12                      7,328,957
   2009                                                0.76                          0.99                      5,819,277
   2008                                                1.27                          0.76                      2,636,351

  BAND 100
   2017                                              $ 1.55                       $  1.86                        282,239
   2016                                                1.46                          1.55                        311,965
   2015                                                1.49                          1.46                        410,556
   2014                                                1.43                          1.49                        435,251
   2013                                                1.21                          1.43                              -
   2012                                                1.07                          1.21                              -
   2011                                                1.14                          1.07                              -
   2010                                                1.00                          1.14                         34,521
   2009                                                0.76                          1.00                         32,749
   2008                                                1.28                          0.76                         28,530

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2017                                              $ 1.65                       $  1.98                         42,442
   2016                                                1.54                          1.65                         42,564
   2015                                                1.56                          1.54                         32,196
   2014                                                1.50                          1.56                         25,419
   2013                                                1.26                          1.50                         18,604
   2012                                                1.11                          1.26                         11,862
   2011                                                1.17                          1.11                          5,519
   2010                                                1.02                          1.17                          1,059

  BAND 0
   2017                                              $ 1.75                       $  2.11                              -
   2016                                                1.62                          1.75                        184,634
   2015                                                1.64                          1.62                        428,614
   2014                                                1.56                          1.64                        709,589
   2013                                                1.31                          1.56                        689,886
   2012                                                1.15                          1.31                      1,583,681
   2011                                                1.21                          1.15                      1,574,114
   2010                                                1.05                          1.21                      1,423,094
   2009                                                0.79                          1.05                      1,266,070
   2008                                                1.32                          0.79                        865,943

FIDELITY ADVISOR FREEDOM 2040 FUND - I CLASS
  BAND 125
   2017                                              $ 0.99                       $  1.19                        978,772
   2016                                                0.92                          0.99                        933,353
   2015                                                1.00 (05/21/15)               0.92                        683,903

FIDELITY ADVISOR FREEDOM 2040 FUND - M CLASS
  BAND 125
   2017                                              $ 1.50                       $  1.80                      1,624,136
   2016                                                1.41                          1.50                      1,909,524
   2015                                                1.45                          1.41                      2,883,311
   2014                                                1.40                          1.45                      3,873,514
   2013                                                1.18                          1.40                      6,097,507
   2012                                                1.05                          1.18                      8,023,085
   2011                                                1.12                          1.05                      8,912,034
   2010                                                0.98                          1.12                      8,528,921
   2009                                                0.75                          0.98                      7,610,841
   2008                                                1.28                          0.75                      4,208,970

  BAND 100
   2017                                              $ 1.55                       $  1.86                        414,029
   2016                                                1.45                          1.55                        413,141
   2015                                                1.48                          1.45                        475,066
   2014                                                1.43                          1.48                        468,577
   2013                                                1.20                          1.43                        183,955
   2012                                                1.07                          1.20                        165,452
   2011                                                1.13                          1.07                        142,167
   2010                                                0.99                          1.13                        142,760
   2009                                                0.75                          0.99                        136,320
   2008                                                1.29                          0.75                        113,361

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2017                                              $ 1.64                       $  1.98                         60,102
   2016                                                1.53                          1.64                         60,216
   2015                                                1.56                          1.53                         45,930
   2014                                                1.49                          1.56                         13,964
   2013                                                1.25                          1.49                         10,267
   2012                                                1.10                          1.25                          4,717
   2011                                                1.17                          1.10                         15,695
   2010                                                1.01                          1.17                            236

  BAND 0
   2017                                              $ 1.74                       $  2.11                              -
   2016                                                1.62                          1.74                        769,516
   2015                                                1.64                          1.62                        894,197
   2014                                                1.56                          1.64                      1,814,155
   2013                                                1.30                          1.56                      2,216,911
   2012                                                1.14                          1.30                      3,775,238
   2011                                                1.20                          1.14                      4,250,155
   2010                                                1.04                          1.20                      3,678,833
   2009                                                0.78                          1.04                      3,159,009
   2008                                                1.33                          0.78                      1,811,399

FIDELITY ADVISOR FREEDOM 2045 FUND - I CLASS
  BAND 125
   2017                                              $ 0.99                       $  1.19                        757,383
   2016                                                0.92                          0.99                        653,646
   2015                                                1.00 (05/21/15)               0.92                        598,193

FIDELITY ADVISOR FREEDOM 2045 FUND - M CLASS
  BAND 125
   2017                                              $ 1.18                       $  1.41                        976,970
   2016                                                1.10                          1.18                        975,219
   2015                                                1.13                          1.10                      1,479,293
   2014                                                1.09                          1.13                      2,154,882
   2013                                                0.92                          1.09                      3,095,269
   2012                                                0.81                          0.92                      3,857,436
   2011                                                0.87                          0.81                      4,278,125
   2010                                                0.76                          0.87                      3,833,729
   2009                                                0.58                          0.76                      2,900,608
   2008                                                1.00                          0.58                        822,566

  BAND 100
   2017                                              $ 1.20                       $  1.44                        177,901
   2016                                                1.13                          1.20                        183,848
   2015                                                1.15                          1.13                        151,519
   2014                                                1.11                          1.15                        138,610
   2013                                                0.93                          1.11                          6,821

  BAND 50
   2017                                              $ 1.26                       $  1.52                         45,700
   2016                                                1.18                          1.26                         45,886
   2015                                                1.20                          1.18                         47,296
   2014                                                1.15                          1.20                         31,181
   2013                                                0.96                          1.15                         19,841
   2012                                                0.84                          0.96                          9,330
   2011                                                0.89                          0.84                          4,775
   2010                                                0.78                          0.89                            398

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                              $ 1.33                       $  1.61                              -
   2016                                                1.23                          1.33                        826,084
   2015                                                1.25                          1.23                      1,258,937
   2014                                                1.19                          1.25                      1,225,380
   2013                                                0.98                          1.19                      1,113,020
   2012                                                0.86                          0.98                      1,212,506
   2011                                                0.91                          0.86                      1,128,954
   2010                                                0.79                          0.91                        862,059
   2009                                                0.59                          0.79                        676,115
   2008                                                1.01                          0.59                        131,630

FIDELITY ADVISOR FREEDOM 2050 FUND - I CLASS
  BAND 125
   2017                                              $ 0.99                       $  1.19                        971,872
   2016                                                0.92                          0.99                        866,212
   2015                                                1.00 (05/21/15)               0.92                        619,395

FIDELITY ADVISOR FREEDOM 2050 FUND - M CLASS
  BAND 125
   2017                                              $ 1.16                       $  1.39                        787,409
   2016                                                1.09                          1.16                        851,936
   2015                                                1.12                          1.09                      1,246,853
   2014                                                1.08                          1.12                      1,949,971
   2013                                                0.90                          1.08                      2,353,264
   2012                                                0.80                          0.90                      2,705,965
   2011                                                0.86                          0.80                      2,777,533
   2010                                                0.75                          0.86                      2,559,055
   2009                                                0.57                          0.75                      1,915,456
   2008                                                1.00                          0.57                        763.226

  BAND 100
   2017                                              $ 1.19                       $  1.43                        132,410
   2016                                                1.12                          1.19                        131,818
   2015                                                1.14                          1.12                         91,385
   2014                                                1.10                          1.14                         62,965
   2013                                                0.92                          1.10                         54,881
   2012                                                0.81                          0.92                         36,582
   2011                                                0.87                          0.81                         30,848
   2010                                                0.76                          0.87                          7,154
   2009                                                0.57                          0.76                          5,172
   2008                                                1.01                          0.57                          4,719

  BAND 50
   2017                                              $ 1.25                       $  1.50                         98,306
   2016                                                1.16                          1.25                        105,124
   2015                                                1.19                          1.16                         50,377
   2014                                                1.13                          1.19                         28,495
   2013                                                0.94                          1.13                         41,163
   2012                                                0.83                          0.94                         25,098
   2011                                                0.88                          0.83                         25,855
   2010                                                0.77                          0.88                         19,278

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                              $ 1.31                       $  1.59                              -
   2016                                                1.22                          1.31                        797,513
   2015                                                1.23                          1.22                      1,094,684
   2014                                                1.17                          1.23                        972,941
   2013                                                0.97                          1.17                        854,837
   2012                                                0.85                          0.97                        890,020
   2011                                                0.90                          0.85                        847,405
   2010                                                0.78                          0.90                        583,546
   2009                                                0.58                          0.78                        469,356
   2008                                                1.01                          0.58                         98,233

FIDELITY ADVISOR FREEDOM 2055 FUND - I CLASS
  BAND 125
   2017                                              $ 0.99                       $  1.19                        504,540
   2016                                                0.92                          0.99                        317,863
   2015                                                1.00 (05/21/15)               0.92                        229,919

FIDELITY ADVISOR FREEDOM 2055 FUND - M CLASS
  BAND 125
   2017                                              $ 1.50                       $  1.79                        435,041
   2016                                                1.40                          1.50                        368,142
   2015                                                1.44                          1.40                        287,709
   2014                                                1.39                          1.44                        234,721
   2013                                                1.16                          1.39                        127,921
   2012                                                1.02                          1.16                         27,174

  BAND 100
   2017                                              $ 1.51                       $  1.81                         15,962
   2016                                                1.42                          1.51                         15,962
   2015                                                1.45                          1.42                         17,093
   2014                                                1.40                          1.45                         21,158

  BAND 50
   2017                                              $ 1.55                       $  1.87                         16,504
   2016                                                1.45                          1.55                         16,584
   2015                                                1.47                          1.45                         12,564
   2014                                                1.41                          1.47                         11,950
   2013                                                1.17                          1.41                          5,600

  BAND 0
   2017                                              $ 1.60                       $  1.93                              -
   2016                                                1.48                          1.60                         55,805
   2015                                                1.50                          1.48                         71,087
   2014                                                1.43                          1.50                         36,009
   2013                                                1.17                          1.43                         13,520
   2012                                                1.02                          1.17                          2,593

FIDELITY ADVISOR FREEDOM 2060 FUND - I CLASS
  BAND 125
   2017                                              $ 0.99                       $  1.19                         24,647
   2016                                                0.92                          0.99                          2,018

FIDELITY ADVISOR FREEDOM INCOME FUND - I CLASS
  BAND 125
   2017                                              $ 1.00                       $  1.07                         33,587
   2016                                                0.97                          1.00                        171,092
   2015                                                1.00 (05/21/15)               0.97                        181,614

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM INCOME FUND - M CLASS
  BAND 125
   2017                                               $ 1.28                         $ 1.36                           135,553
   2016                                                 1.24                           1.28                           135,629
   2015                                                 1.26                           1.24                           210,240
   2014                                                 1.24                           1.26                           285,067
   2013                                                 1.21                           1.24                           787,663
   2012                                                 1.16                           1.21                           921,412
   2011                                                 1.15                           1.16                           903,555
   2010                                                 1.09                           1.15                         1,059,514
   2009                                                 0.94                           1.09                         1,142,830
   2008                                                 1.10                           0.94                           827,093

  BAND 100
   2017                                               $ 1.31                         $ 1.40                            73,528
   2016                                                 1.27                           1.31                            69,305
   2015                                                 1.30                           1.27                           105,118
   2014                                                 1.27                           1.30                           107,974

  BAND 0
   2017                                               $ 1.48                         $ 1.59                                 -
   2016                                                 1.41                           1.48                             3,457
   2015                                                 1.43                           1.41                             1,051
   2014                                                 1.39                           1.43                                 -
   2013                                                 1.33                           1.39                             1,938
   2012                                                 1.26                           1.33                                18
   2011                                                 1.24                           1.26                             7,593
   2010                                                 1.15                           1.24                             7,098
   2009                                                 0.98                           1.15                             2,768
   2008                                                 1.14                           0.98                             5,193

FIDELITY ADVISOR GROWTH & INCOME FUND - M CLASS
  BAND 125
   2017                                               $ 2.27                         $ 2.61                            68,463
   2016                                                 2.00                           2.27                           128,458
   2015                                                 2.08                           2.00                           136,221
   2014                                                 1.92                           2.08                           164,030
   2013                                                 1.47                           1.92                           142,149
   2012                                                 1.26                           1.47                           102,373
   2011                                                 1.26                           1.26                            85,428
   2010                                                 1.12                           1.26                            79,843
   2009                                                 0.90                           1.12                            62,255
   2008                                                 1.56                           0.90                            61,556

  BAND 100
   2017                                               $ 2.35                         $ 2.70                            10,666
   2016                                                 2.06                           2.35                             8,918
   2015                                                 2.14                           2.06                            10,576
   2014                                                 1.97                           2.14                             8,584
   2013                                                 1.50                           1.97                            12,055
   2012                                                 1.29                           1.50                            29,925
   2011                                                 1.28                           1.29                            28,010
   2010                                                 1.14                           1.28                            22,828
   2009                                                 0.91                           1.14                            19,714
   2008                                                 1.58                           0.91                            16,921

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - M CLASS
  BAND 125
    2017                                          $  2.05                      $  2.72                        104,499
    2016                                             2.08                         2.05                        173,388
    2015                                             2.02                         2.08                      2,123,843
    2014                                             1.83                         2.02                      2,262,893
    2013                                             1.36                         1.83                        284,741
    2012                                             1.16                         1.36                        296,324
    2011                                             1.16                         1.16                        187,626
    2010                                             0.95                         1.16                        262,484
    2009                                             0.65                         0.95                        190,108
    2008                                             1.48                         0.65                        205,633

  BAND 100
    2017                                          $  2.12                      $  2.82                         35,214
    2016                                             2.14                         2.12                              -
    2015                                             2.07                         2.14                          6,234
    2014                                             1.88                         2.07                         15,060

FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - M CLASS
  BAND 125
    2017                                          $  1.62                      $  2.16                              -
    2016                                             1.70                         1.62                              -
    2015                                             1.68                         1.70                              -
    2014                                             1.67                         1.68                              -
    2013                                             1.39                         1.67                              -
    2012                                             1.13                         1.39                            872
    2011                                             1.31                         1.13                            872
    2010                                             1.15                         1.31                            872
    2009                                             0.75                         1.15                          1,009
    2008                                             1.55                         0.75                          1,009

FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND - A CLASS
  BAND 125
    2017                                          $  1.73                      $  2.01                        533,723
    2016                                             1.61                         1.73                        767,858
    2015                                             1.73                         1.61                      1,245,739
    2014                                             1.66                         1.73                      1,009,736
    2013                                             1.23                         1.66                        630,671
    2012                                             0.97                         1.23                        976,923
    2011                                             1.10                         0.97                      2,206,045
    2010                                             0.89                         1.10                      2,831,233
    2009                                             0.57                         0.89                      2,865,736
    2008                                             1.24                         0.57                      2,484,309

FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND - M CLASS
  BAND 125
    2017                                          $  1.69                      $  1.96                      1,162,688
    2016                                             1.58                         1.69                      1,578,186
    2015                                             1.70                         1.58                      2,112,772
    2014                                             1.64                         1.70                      2,779,037
    2013                                             1.22                         1.64                      3,117,489
    2012                                             0.96                         1.22                      3,030,878
    2011                                             1.09                         0.96                      3,386,647
    2010                                             0.89                         1.09                      4,070,345
    2009                                             0.56                         0.89                      3,676,663
    2008                                             1.24                         0.56                      2,596,337

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2017                                           $ 1.74                       $ 2.01                          62,759
    2016                                             1.61                         1.74                          61,817
    2015                                             1.73                         1.61                          57,951
    2014                                             1.67                         1.73                          54,456
    2013                                             1.24                         1.67                          32,745

  BAND 50
    2017                                           $ 1.83                       $ 2.13                             833
    2016                                             1.69                         1.83                             855
    2015                                             1.81                         1.69                             919
    2014                                             1.73                         1.81                           1,201
    2013                                             1.28                         1.73                           1,227

  BAND 0
    2017                                           $ 1.93                       $ 2.25                         131,951
    2016                                             1.77                         1.93                         343,570
    2015                                             1.88                         1.77                         313,567
    2014                                             1.79                         1.88                         321,840
    2013                                             1.32                         1.79                         416,282
    2012                                             1.02                         1.32                         466,889
    2011                                             1.14                         1.02                         416,244
    2010                                             0.92                         1.14                         378,022
    2009                                             0.58                         0.92                         445,061
    2008                                             1.25                         0.58                         311,309

FIDELITY ADVISOR NEW INSIGHTS FUND - A CLASS
  BAND 125
    2017                                           $ 1.94                       $ 2.46                       2,728,328
    2016                                             1.85                         1.94                       2,636,638
    2015                                             1.83                         1.85                       2,784,320
    2014                                             1.70                         1.83                       2,117,824
    2013                                             1.30                         1.70                       2,063,086
    2012                                             1.14                         1.30                       1,705,153
    2011                                             1.16                         1.14                       1,055,379
    2010                                             1.00 (05/27/10)              1.16                         644,700

FIDELITY ADVISOR NEW INSIGHTS FUND - M CLASS
  BAND 125
    2017                                           $ 2.24                       $ 2.82                       1,173,188
    2016                                             2.14                         2.24                       1,821,127
    2015                                             2.12                         2.14                       2,942,457
    2014                                             1.97                         2.12                       3,142,808
    2013                                             1.51                         1.97                       5,362,012
    2012                                             1.32                         1.51                       4,847,774
    2011                                             1.36                         1.32                       3,674,789
    2010                                             1.19                         1.36                       2,534,440
    2009                                             0.93                         1.19                       1,673,112
    2008                                             1.53                         0.93                         946,901

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2017                                              $ 2.30                       $  2.91                        730,105
    2016                                                2.19                          2.30                        907,687
    2015                                                2.17                          2.19                        940,202
    2014                                                2.01                          2.17                        936,739
    2013                                                1.54                          2.01                         18,005
    2012                                                1.34                          1.54                         31,384
    2011                                                1.38                          1.34                         28,976
    2010                                                1.20                          1.38                         26,747
    2009                                                0.94                          1.20                         23,541
    2008                                                1.54                          0.94                         20,574

  BAND 0
    2017                                              $ 2.59                       $  3.30                              -
    2016                                                2.44                          2.59                              -
    2015                                                2.39                          2.44                         59,962
    2014                                                2.19                          2.39                         51,699
    2013                                                1.66                          2.19                         37,775
    2012                                                1.44                          1.66                        152,795
    2011                                                1.45                          1.44                        152,877
    2010                                                1.26                          1.45                         20,385
    2009                                                0.98                          1.26                          7,046

FIDELITY ADVISOR OVERSEAS FUND - M CLASS
  BAND 125
    2017                                              $ 1.51                       $  1.93                              -
    2016                                                1.62                          1.51                              -
    2015                                                1.59                          1.62                              -
    2014                                                1.76                          1.59                              -
    2013                                                1.37                          1.76                              -
    2012                                                1.15                          1.37                              -
    2011                                                1.42                          1.15                              -
    2010                                                1.27                          1.42                              -
    2009                                                1.02                          1.27                            709
    2008                                                1.82                          1.02                            709

FIDELITY ADVISOR REAL ESTATE FUND - A CLASS
  BAND 125
    2017                                              $ 1.58                       $  1.61                        449,168
    2016                                                1.52                          1.58                      2,086,140
    2015                                                1.49                          1.52                      2,172,649
    2014                                                1.16                          1.49                      2,005,074
    2013                                                1.16                          1.16                      1,288,729
    2012                                                0.99                          1.16                        223,876
    2011                                                1.00 (06/23/11)               0.99                         76,086

FIDELITY ADVISOR REAL ESTATE FUND - I CLASS
  BAND 125
    2017                                              $ 1.28                       $  1.31                        799,883
    2016                                                1.23                          1.28                        932,440
    2015                                                1.20                          1.23                        271,703
    2014                                                1.00 (02/14/14)               1.20                         36,647

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR REAL ESTATE FUND - M CLASS
  BAND 125
    2017                                          $ 1.56                        $ 1.59                          38,222
    2016                                            1.50                          1.56                         268,614
    2015                                            1.47                          1.50                         258,457
    2014                                            1.16                          1.47                         239,983
    2013                                            1.16                          1.16                         161,912
    2012                                            0.99                          1.16                         135,355
    2011                                            1.00 (06/23/11)               0.99                          83,192

FIDELITY ADVISOR SMALL CAP FUND - A CLASS
  BAND 125
    2017                                          $ 1.44                        $ 1.62                           6,575
    2016                                            1.34                          1.44                             221
    2015                                            1.38                          1.34                             198
    2014                                            1.28                          1.38                             193
    2013                                            0.94                          1.28                          29,300
    2012                                            0.90                          0.94                          79,329

  BAND 0
    2017                                          $ 1.54                        $ 1.75                               -
    2016                                            1.41                          1.54                               -
    2015                                            1.44                          1.41                           4,922
    2014                                            1.32                          1.44                             306

FIDELITY ADVISOR SMALL CAP FUND - M CLASS
  BAND 125
    2017                                          $ 3.42                        $ 3.83                         989,508
    2016                                            3.18                          3.42                       1,269,516
    2015                                            3.29                          3.18                       1,432,690
    2014                                            3.07                          3.29                       1,640,288
    2013                                            2.25                          3.07                       2,634,558
    2012                                            2.16                          2.25                       3,699,649
    2011                                            2.30                          2.16                       4,291,424
    2010                                            1.98                          2.30                       3,920,948
    2009                                            1.57                          1.98                       3,485,504
    2008                                            2.18                          1.57                       2,403,529

  BAND 100
    2017                                          $ 3.53                        $ 3.97                         122,728
    2016                                            3.28                          3.53                         128,483
    2015                                            3.38                          3.28                         154,834
    2014                                            3.15                          3.38                         147,562
    2013                                            2.31                          3.15                           1,315
    2012                                            2.20                          2.31                          14,164
    2011                                            2.34                          2.20                           6,677
    2010                                            2.01                          2.34                           3,762
    2009                                            1.59                          2.01                              56
    2008                                            2.20                          1.59                              56

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2017                                          $ 3.78                        $ 4.26                         121,152
    2016                                            3.49                          3.78                         130,464
    2015                                            3.57                          3.49                         133,962
    2014                                            3.31                          3.57                         157,043
    2013                                            2.41                          3.31                         149,868
    2012                                            2.29                          2.41                         146,209
    2011                                            2.43                          2.29                         145,508
    2010                                            2.07                          2.43                         131,346
    2009                                            1.63                          2.07                         120,694
    2008                                            2.25                          1.63                         100,859

  BAND 0
    2017                                          $ 4.09                        $ 4.64                           4,489
    2016                                            3.76                          4.09                          26,602
    2015                                            3.83                          3.76                         454,194
    2014                                            3.54                          3.83                         532,036
    2013                                            2.56                          3.54                         724,941
    2012                                            2.42                          2.56                         829,165
    2011                                            2.55                          2.42                         886,178
    2010                                            2.17                          2.55                         922,902
    2009                                            1.70                          2.17                         222,548
    2008                                            2.33                          1.70                         177,289

FIDELITY ADVISOR STOCK SELECTOR ALL CAP FUND - M CLASS
  BAND 125
    2017                                          $ 1.55                        $ 1.90                          73,653
    2016                                            1.44                          1.55                          94,039
    2015                                            1.46                          1.44                          94,976
    2014                                            1.34                          1.46                         115,104
    2013                                            1.02                          1.34                         193,156
    2012                                            1.00 (10/26/12)               1.02                         177,292

  BAND 100
    2017                                          $ 1.56                        $ 1.93                         103,180
    2016                                            1.45                          1.56                         110,416
    2015                                            1.47                          1.45                         109,418
    2014                                            1.35                          1.47                          87,403

FIDELITY ADVISOR STOCK SELECTOR MID CAP FUND - M CLASS
  BAND 125
    2017                                          $ 2.73                        $ 3.22                         128,093
    2016                                            2.51                          2.73                          77,054
    2015                                            2.64                          2.51                          67,297
    2014                                            2.44                          2.64                          51,609
    2013                                            1.89                          2.44                          39,888
    2012                                            1.61                          1.89                          54,836
    2011                                            1.72                          1.61                          49,814
    2010                                            1.40                          1.72                         140,395
    2009                                            0.97                          1.40                         135,266
    2008                                            2.07                          0.97                         137,379

FIDELITY ADVISOR STRATEGIC DIVIDEND & INCOME FUND - I CLASS
  BAND 125
    2017                                          $ 1.23                        $ 1.36                         837,030
    2016                                            1.11                          1.23                         477,433

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR STRATEGIC DIVIDEND & INCOME FUND - M CLASS
  BAND 125
    2017                                             $ 1.21                      $  1.34                         23,631
    2016                                               1.09                         1.21                        208,742
    2015                                               1.13                         1.09                        325,886

  BAND 50
    2017                                             $ 1.24                      $  1.38                        966,921

FIDELITY ADVISOR STRATEGIC INCOME FUND - A CLASS
  BAND 125
    2017                                             $ 1.17                      $  1.24                        295,926
    2016                                               1.09                         1.17                        245,227
    2015                                               1.12                         1.09                        196,712
    2014                                               1.10                         1.12                         48,557
    2013                                               1.11                         1.10                        189,652
    2012                                               1.02                         1.11                        141,179
    2011                                               0.99                         1.02                         36,613

FIDELITY ADVISOR TOTAL BOND FUND - I CLASS
  BAND 125
    2017                                             $ 1.07                      $  1.10                      3,224,430
    2016                                               1.02                         1.07                      5,372,057
    2015                                               1.04                         1.02                      4,120,155
    2014                                               1.00                         1.04                        160,829

  BAND 0
    2017                                             $ 1.11                      $  1.16                      1,021,214
    2016                                               1.05                         1.11                        903,636
    2015                                               1.05                         1.05                         18,675
    2014                                               1.00                         1.05                          1,378

FIDELITY ADVISOR TOTAL BOND FUND - M CLASS
  BAND 125
    2017                                             $ 1.06                      $  1.09                        398,814
    2016                                               1.02                         1.06                        391,802
    2015                                               1.04                         1.02                        878,079
    2014                                               1.00                         1.04                         45,730

FIDELITY ADVISOR VALUE FUND - A CLASS
  BAND 125
    2017                                             $ 1.48                      $  1.68                          1,096
    2016                                               1.30                         1.48                            190
    2015                                               1.41                         1.30                              -
    2014                                               1.28                         1.41                          2,566
    2013                                               0.95                         1.28                          3,741
    2012                                               0.80                         0.95                          2,726

FIDELITY VIP ASSET MANAGER PORTFOLIO - INITIAL CLASS
  BAND 125
    2017                                             $ 3.23                      $  3.64                      6,048,970
    2016                                               3.17                         3.23                      7,717,820
    2015                                               3.21                         3.17                      8,606,176
    2014                                               3.07                         3.21                      9,480,841
    2013                                               2.69                         3.07                     10,911,197
    2012                                               2.42                         2.69                     11,834,430
    2011                                               2.51                         2.42                     12,831,857
    2010                                               2.23                         2.51                     13,585,774
    2009                                               1.75                         2.23                     14,197,930
    2008                                               2.48                         1.75                     17,731,161

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY VIP CONTRAFUND PORTFOLIO - INITIAL CLASS
  BAND 125
    2017                                             $  6.65                      $  8.00                     13,466,325
    2016                                                6.23                         6.65                     17,903,994
    2015                                                6.27                         6.23                     21,776,662
    2014                                                5.67                         6.27                     25,086,174
    2013                                                4.37                         5.67                     27,915,357
    2012                                                3.80                         4.37                     31,205,271
    2011                                                3.95                         3.80                     32,359,083
    2010                                                3.41                         3.95                     32,560,393
    2009                                                2.55                         3.41                     32,881,002
    2008                                                4.48                         2.55                     31,683,364

  BAND 0
    2017                                             $  8.72                      $ 10.63                        447,009
    2016                                                8.07                         8.72                        101,352
    2015                                                8.02                         8.07                        117,566
    2014                                                7.16                         8.02                         67,351
    2013                                                5.46                         7.16                         47,458
    2012                                                4.69                         5.46                         37,147

FIDELITY VIP EQUITY-INCOME PORTFOLIO - INITIAL CLASS
  BAND 125
    2017                                             $  4.22                      $  4.71                      2,717,837
    2016                                                3.62                         4.22                      3,028,660
    2015                                                3.82                         3.62                      3,708,929
    2014                                                3.56                         3.82                      4,065,814
    2013                                                2.81                         3.56                      4,242,896
    2012                                                2.43                         2.81                      4,188,660
    2011                                                2.43                         2.43                      4,723,467
    2010                                                2.14                         2.43                      5,385,567
    2009                                                1.66                         2.14                      6,387,962
    2008                                                2.94                         1.66                      7,234,640

FIDELITY VIP GROWTH PORTFOLIO - INITIAL CLASS
  BAND 125
    2017                                             $  5.03                      $  6.72                      7,041,779
    2016                                                5.06                         5.03                      8,495,721
    2015                                                4.78                         5.06                      9,660,947
    2014                                                4.35                         4.78                     10,315,898
    2013                                                3.23                         4.35                     11,460,097
    2012                                                2.85                         3.23                     13,423,382
    2011                                                2.88                         2.85                     14,924,090
    2010                                                2.35                         2.88                     15,922,250
    2009                                                1.85                         2.35                     18,242,525
    2008                                                3.55                         1.85                     21,610,721

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY VIP HIGH INCOME PORTFOLIO - INITIAL CLASS
  BAND 125
    2017                                              $ 2.75                       $  2.90                      1,691,348
    2016                                                2.43                          2.75                      2,027,821
    2015                                                2.55                          2.43                      2,631,174
    2014                                                2.55                          2.55                      3,000,844
    2013                                                2.44                          2.55                      4,612,129
    2012                                                2.16                          2.44                      4,803,037
    2011                                                2.11                          2.16                      5,140,377
    2010                                                1.87                          2.11                      6,373,345
    2009                                                1.32                          1.87                      7,679,918
    2008                                                1.78                          1.32                      6,774,034

FIDELITY VIP OVERSEAS PORTFOLIO - INITIAL CLASS
  BAND 125
    2017                                              $ 2.50                       $  3.22                      3,185,952
    2016                                                2.67                          2.50                      3,594,107
    2015                                                2.61                          2.67                      3,987,222
    2014                                                2.88                          2.61                      4,140,465
    2013                                                2.23                          2.88                      4,719,462
    2012                                                1.87                          2.23                      4,986,475
    2011                                                2.29                          1.87                      6,019,811
    2010                                                2.05                          2.29                      6,441,568
    2009                                                1.64                          2.05                      7,466,477
    2008                                                2.95                          1.64                      8,249,701

  BAND 0
    2017                                              $ 3.37                       $  4.39                          2,012
    2016                                                3.55                          3.37                          2,038
    2015                                                3.42                          3.55                          2,063
    2014                                                3.72                          3.42                          2,089

FRANKLIN GROWTH FUND - A CLASS
  BAND 125
    2017                                              $ 1.70                       $  2.13                        602,225
    2016                                                1.59                          1.70                        582,760
    2015                                                1.58                          1.59                      7,583,360
    2014                                                1.39                          1.58                      5,431,574
    2013                                                1.09                          1.39                      3,616,959

  BAND 0
    2017                                              $ 1.82                       $  2.31                         18,169
    2016                                                1.68                          1.82                         13,434
    2015                                                1.65                          1.68                          8,598
    2014                                                1.44                          1.65                          3,884

FRANKLIN GROWTH FUND - ADVISOR CLASS
  BAND 125
    2017                                              $ 1.08                       $  1.36                         96,552
    2016                                                1.00 (05/12/16)               1.08                         80,884

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FRANKLIN GROWTH FUND - R CLASS
  BAND 125
   2017                                             $ 1.68                        $ 2.10                        345,396
   2016                                               1.57                          1.68                        252,089
   2015                                               1.56                          1.57                        332,483
   2014                                               1.38                          1.56                        275,358
   2013                                               1.08                          1.38                        253,872
   2012                                               0.97                          1.08                        333,858

  BAND 0
   2017                                             $ 1.80                        $ 2.27                              -
   2016                                               1.66                          1.80                         31,879
   2015                                               1.64                          1.66                         29,627
   2014                                               1.43                          1.64                         27,273
   2013                                               1.11                          1.43                         28,189
   2012                                               0.98                          1.11                         22,889
   2011                                               1.00 (06/23/11)               0.98                         17,950

FRANKLIN GROWTH OPPORTUNITIES FUND - ADVISOR CLASS
  BAND 125
   2017                                             $ 1.03                        $ 1.31                            234

FRANKLIN GROWTH OPPORTUNITIES FUND - R CLASS
  BAND 125
   2017                                             $ 1.03                        $ 1.30                         36,670
   2016                                               1.00 (05/12/16)               1.03                        495,829

  BAND 100
   2017                                             $ 1.03                        $ 1.31                         46,671
   2016                                               1.00 (05/12/16)               1.03                         57,085

FRANKLIN INCOME FUND - ADVISOR CLASS
  BAND 125
   2017                                             $ 1.28                        $ 1.37                        540,130
   2016                                               1.11                          1.28                      1,254,409
   2015                                               1.22                          1.11                      1,087,922
   2014                                               1.19                          1.22                        629,998
   2013                                               1.05                          1.19                        448,720

FRANKLIN INCOME FUND - R CLASS
  BAND 125
   2017                                             $ 1.26                        $ 1.34                        147,409
   2016                                               1.09                          1.26                        506,335
   2015                                               1.21                          1.09                        485,992
   2014                                               1.18                          1.21                        270,692
   2013                                               1.05                          1.18                        167,382

  BAND 100
   2017                                             $ 1.27                        $ 1.36                        248,710
   2016                                               1.10                          1.27                        148,441
   2015                                               1.21                          1.10                        133,662
   2014                                               1.19                          1.21                        114,690

  BAND 50
   2017                                             $ 1.30                        $ 1.39                         16,984
   2016                                               1.12                          1.30                         17,176
   2015                                               1.23                          1.12                         16,961
   2014                                               1.19                          1.23                         20,186

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND - R CLASS
  BAND 125
   2017                                             $ 1.42                        $ 1.53                        269,306
   2016                                               1.28                          1.42                        234,161
   2015                                               1.35                          1.28                        286,501
   2014                                               1.30                          1.35                        427,253
   2013                                               1.05                          1.30                         74,839

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND - Z CLASS
  BAND 125
   2017                                             $ 1.45                        $ 1.57                      2,549,252
   2016                                               1.30                          1.45                      2,265,558
   2015                                               1.36                          1.30                      2,011,795
   2014                                               1.31                          1.36                      1,378,183
   2013                                               1.05                          1.31                      1,252,273

FRANKLIN SMALL CAP VALUE FUND - A CLASS
  BAND 125
   2017                                             $ 1.84                        $ 2.00                        410,058
   2016                                               1.43                          1.84                        853,644
   2015                                               1.58                          1.43                        863,033
   2014                                               1.59                          1.58                        566,857
   2013                                               1.20                          1.59                        325,485
   2012                                               1.03                          1.20                        248,472
   2011                                               1.08                          1.03                        193,727
   2010                                               0.86                          1.08                        136,988
   2009                                               0.66                          0.86                        119,602
   2008                                               1.00                          0.66                        115,329

  BAND 0
   2017                                             $ 2.08                        $ 2.31                             12
   2016                                               1.61                          2.08                              -
   2015                                               1.74                          1.61                            153

FRANKLIN SMALL CAP VALUE FUND - ADVISOR CLASS
  BAND 125
   2017                                             $ 1.22                        $ 1.34                         54,714
   2016                                               1.00 (05/12/16)               1.22                         22,965

FRANKLIN SMALL CAP VALUE FUND - R CLASS
  BAND 125
   2017                                             $ 1.79                        $ 1.96                        249,746
   2016                                               1.41                          1.79                        533,908
   2015                                               1.55                          1.41                        668,193
   2014                                               1.57                          1.55                      1,094,571
   2013                                               1.18                          1.57                      1,395,115
   2012                                               1.01                          1.18                      1,246,050
   2011                                               1.07                          1.01                      1,069,292
   2010                                               0.85                          1.07                      1,014,930
   2009                                               0.66                          0.85                        775,651
   2008                                               0.99                          0.66                        354,615

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                             $  2.04                       $ 2.25                          43,626
   2016                                                1.58                         2.04                          61,150
   2015                                                1.71                         1.58                          86,536
   2014                                                1.72                         1.71                          85,361
   2013                                                1.28                         1.72                         134,712
   2012                                                1.08                         1.28                         120,083
   2011                                                1.13                         1.08                         137,854
   2010                                                0.89                         1.13                         154,106
   2009                                                0.68                         0.89                         138,740
   2008                                                1.01                         0.68                         110,000

FRANKLIN SMALL-MID CAP GROWTH FUND - R CLASS
  BAND 125
   2017                                             $  2.22                       $ 2.66                          65,942
   2016                                                2.16                         2.22                          72,339
   2015                                                2.24                         2.16                         151,505
   2014                                                2.11                         2.24                         145,814
   2013                                                1.55                         2.11                         239,753
   2012                                                1.42                         1.55                         181,475
   2011                                                1.51                         1.42                         165,477
   2010                                                1.19                         1.51                         131,161
   2009                                                0.85                         1.19                         164,670
   2008                                                1.50                         0.85                          98,293

  BAND 100
   2017                                             $  2.29                       $ 2.75                          27,491
   2016                                                2.22                         2.29                          37,352
   2015                                                2.30                         2.22                          42,139
   2014                                                2.16                         2.30                          62,735

FRANKLIN STRATEGIC INCOME FUND - A CLASS
  BAND 125
   2017                                             $  1.13                       $ 1.16                           2,169
   2016                                                1.06                         1.13                          66,035
   2015                                                1.12                         1.06                         158,969
   2014                                                1.11                         1.12                         235,731
   2013                                                1.09                         1.11                         218,663
   2012                                                0.98                         1.09                         126,672
   2011                                                1.00 (06/23/11)              0.98                           6,614

FRANKLIN STRATEGIC INCOME FUND - R CLASS
  BAND 125
   2017                                             $  1.73                       $ 1.78                         910,231
   2016                                                1.63                         1.73                       1,420,444
   2015                                                1.73                         1.63                       1,738,704
   2014                                                1.72                         1.73                       2,057,988
   2013                                                1.70                         1.72                       2,132,926
   2012                                                1.53                         1.70                       2,923,210
   2011                                                1.52                         1.53                       3,563,035
   2010                                                1.39                         1.52                       3,200,435
   2009                                                1.12                         1.39                       2,585,525
   2008                                                1.28                         1.12                       1,891,166

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2017                                             $  1.79                       $ 1.85                         147,331
    2016                                                1.68                         1.79                         195,726
    2015                                                1.78                         1.68                         225,134
    2014                                                1.77                         1.78                         226,508
    2013                                                1.74                         1.77                           1,660

  BAND 0
    2017                                             $  2.05                       $ 2.13                          86,673
    2016                                                1.90                         2.05                         110,318
    2015                                                1.99                         1.90                         254,334
    2014                                                1.96                         1.99                         224,423
    2013                                                1.91                         1.96                         256,216
    2012                                                1.70                         1.91                         500,825
    2011                                                1.66                         1.70                         433,435
    2010                                                1.50                         1.66                         465,888
    2009                                                1.20                         1.50                         445,797
    2008                                                1.35                         1.20                         471,751

FRANKLIN STRATEGIC INCOME FUND - R6 CLASS
  BAND 125
    2017                                             $  1.01                       $ 1.04                         890,317

FRANKLIN UTILITIES FUND - ADVISOR CLASS
  BAND 125
    2017                                             $  1.03                       $ 1.12                         207,704

FRANKLIN UTILITIES FUND - R CLASS
  BAND 125
    2017                                             $  1.03                       $ 1.12                          31,349

FRANKLIN UTILITIES FUND - R6 CLASS
  BAND 125
    2017                                             $  1.03                       $ 1.12                          34,010

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND - ADMIN CLASS
  BAND 125
    2017                                             $  0.99                       $ 0.98                      10,681,204
    2016                                                1.00                         0.99                      11,422,677
    2015                                                1.00 (11/20/15)              1.00                      14,404,189

  BAND 0
    2017                                             $  1.00                       $ 1.01                         375,526
    2016                                                1.00                         1.00                         360,628
    2015                                                1.00 (11/20/15)              1.00                         349,173

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND - RESOURCE CLASS
  BAND 125
    2017                                             $  0.99                       $ 0.98                       3,374,995
    2016                                                1.00                         0.99                       3,530,889
    2015                                                1.00 (11/20/15)              1.00                       2,847,205

  BAND 100
    2017                                             $  0.99                       $ 0.98                       3,428,958
    2016                                                1.00                         0.99                       2,590,713
    2015                                                1.00 (11/20/15)              1.00                       3,142,621

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2017                                              $ 0.99                        $ 0.99                         234,336
   2016                                                1.00                          0.99                         238,368
   2015                                                1.00 (11/20/15)               1.00                         124,832

  BAND 0
   2017                                              $ 1.00                        $ 1.00                               -
   2016                                                1.00                          1.00                               -
   2015                                                1.00 (11/20/15)               1.00                         133,831

  BAND 125
   2017                                              $ 1.00                        $ 0.99                          74,424

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND - INVESTOR CLASS
  BAND 125
   2017                                              $ 1.44                        $ 1.81                         837,386
   2016                                                1.44                          1.44                       1,259,284
   2015                                                1.54                          1.44                       3,097,713
   2014                                                1.40                          1.54                       2,915,199
   2013                                                1.07                          1.40                       1,845,859

  BAND 0
   2017                                              $ 1.52                        $ 1.93                       1,011,962
   2016                                                1.49                          1.52                         961,754
   2015                                                1.58                          1.49                           2,842
   2014                                                1.42                          1.58                             464

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND - SERVICE CLASS
  BAND 125
   2017                                              $ 1.42                        $ 1.77                          81,844
   2016                                                1.42                          1.42                          78,492
   2015                                                1.53                          1.42                          87,674
   2014                                                1.39                          1.53                          82,658
   2013                                                1.07                          1.39                          18,883

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
   2017                                              $ 1.20                        $ 1.45                          22,295
   2016                                                1.15                          1.20                          18,789
   2015                                                1.15                          1.15                          15,656
   2014                                                1.14                          1.15                          18,793
   2013                                                0.97                          1.14                          15,488
   2012                                                0.85                          0.97                          12,599
   2011                                                0.92                          0.85                          19,763
   2010                                                0.83                          0.92                          27,406
   2009                                                0.65                          0.83                         221,724
   2008                                                1.08                          0.65                         199,921

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO - SERVICE CLASS
  BAND 125
   2017                                              $ 1.15                        $ 1.37                         104,502
   2016                                                1.09                          1.15                               -
   2015                                                1.11                          1.09                               -
   2014                                                1.10                          1.11                             176
   2013                                                0.94                          1.10                          23,650
   2012                                                0.83                          0.94                             171
   2011                                                0.90                          0.83                               8

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $ 0.86                        $ 1.10                       1,190,187
    2016                                               0.84                          0.86                         319,462
    2015                                               0.80                          0.84                          94,318
    2014                                               0.87                          0.80                         321,448
    2013                                               0.72                          0.87                         389,947
    2012                                               0.62                          0.72                         350,655
    2011                                               0.74                          0.62                         347,434
    2010                                               0.70                          0.74                         453,608
    2009                                               0.55                          0.70                           4,644

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND - R6 CLASS
  BAND 125
    2017                                               0.99                          1.27                          39,166

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND - SERVICE CLASS
  BAND 125
    2017                                             $ 0.82                        $ 1.05                         455,345
    2016                                               0.81                          0.82                         142,693
    2015                                               0.77                          0.81                          89,335
    2014                                               0.85                          0.77                         110,733
    2013                                               0.70                          0.85                         126,418
    2012                                               0.61                          0.70                         116,905
    2011                                               0.73                          0.61                         133,293
    2010                                               0.69                          0.73                          30,374
    2009                                               0.55                          0.69                           6,138
    2008                                               0.98                          0.55                           1,623

  BAND 0
    2017                                             $ 0.92                        $ 1.19                           3,940
    2016                                               0.89                          0.92                           1,999
    2015                                               0.84                          0.89                           2,277
    2014                                               0.91                          0.84                             394
    2013                                               0.74                          0.91                             296
    2012                                               0.64                          0.74                             295
    2011                                               0.76                          0.64                             295
    2010                                               0.71                          0.76                           1,023

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND - INVESTOR CLASS
  BAND 125
    2017                                             $ 1.08                        $ 1.38                      12,226,032
    2016                                               1.00 (05/12/16)               1.08                       3,108,884

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND - R6 CLASS
  BAND 125
    2017                                             $ 0.99                        $ 1.27                         570,155

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND - SERVICE CLASS
  BAND 125
    2017                                             $ 1.07                        $ 1.37                       5,023,952
    2016                                               1.00 (05/12/16)               1.07                       1,338,411

  BAND 0
    2017                                             $ 1.08                        $ 1.40                       1,131,588

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND - INVESTOR CLASS
  BAND 125
   2017                                             $  1.14                       $ 1.34                       1,734,506
   2016                                                1.01                         1.14                       1,703,539
   2015                                                1.05                         1.01                       1,086,997

  BAND 0
   2017                                             $  1.18                       $ 1.40                         632,428
   2016                                                1.03                         1.18                         622,526

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND - R6 CLASS
  BAND 125
   2017                                             $  0.99                       $ 1.17                          36,393

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND - SERVICE CLASS
  BAND 125
   2017                                             $  1.13                       $ 1.33                          46,637
   2016                                                1.00                         1.13                         106,987
   2015                                                1.05                         1.00                          88,578
   2014                                                1.00 (06/26/14)              1.05                           8,801

GOLDMAN SACHS MID CAP VALUE FUND - INSTITUTIONAL CLASS
  BAND 125
   2017                                             $  1.73                       $ 1.90                       3,252,710
   2016                                                1.55                         1.73                       6,601,201
   2015                                                1.73                         1.55                      10,954,862
   2014                                                1.54                         1.73                      18,309,418
   2013                                                1.17                         1.54                      22,358,450
   2012                                                1.00                         1.17                      24,447,733
   2011                                                1.08                         1.00                      26,384,653
   2010                                                0.88                         1.08                      17,112,312
   2009                                                0.67                         0.88                      13,669,796
   2008                                                1.06                         0.67                      12,516,568

GOLDMAN SACHS MID CAP VALUE FUND - SERVICE CLASS
  BAND 125
   2017                                             $  1.65                       $ 1.80                         946,108
   2016                                                1.48                         1.65                       1,281,932
   2015                                                1.66                         1.48                       3,864,775
   2014                                                1.48                         1.66                       4,423,287
   2013                                                1.14                         1.48                       4,212,873
   2012                                                0.97                         1.14                       3,173,330
   2011                                                1.06                         0.97                       2,600,690
   2010                                                0.86                         1.06                        1,301.13
   2009                                                0.66                         0.86                         831,982
   2008                                                1.06                         0.66                         437,510

  BAND 100
   2017                                             $  1.69                       $ 1.85                         440,344
   2016                                                1.51                         1.69                         554,874
   2015                                                1.69                         1.51                         703,404
   2014                                                1.51                         1.69                         700,443
   2013                                                1.15                         1.51                          21,840
   2012                                                0.99                         1.15                           5,646
   2011                                                1.07                         0.99                           4,508
   2010                                                0.87                         1.07                           3,280
   2009                                                0.66                         0.87                           2,957
   2008                                                1.06                         0.66                           3,183

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                               $ 1.87                         $ 2.07                                 -
   2016                                                 1.66                           1.87                            26,918
   2015                                                 1.84                           1.66                           260,475
   2014                                                 1.62                           1.84                           573,330
   2013                                                 1.23                           1.62                         1,401,978
   2012                                                 1.04                           1.23                         1,054,181
   2011                                                 1.11                           1.04                         1,050,669
   2010                                                 0.90                           1.11                           731,347
   2009                                                 0.68                           0.90                           596,591
   2008                                                 1.07                           0.68                           536,140

GOLDMAN SACHS SMALL CAP VALUE FUND - INSTITUTIONAL CLASS
  BAND 125
   2017                                               $ 2.11                         $ 2.34                        10,057,661
   2016                                                 1.71                           2.11                         9,772,315
   2015                                                 1.83                           1.71                         9,885,693
   2014                                                 1.73                           1.83                         8,177,687
   2013                                                 1.26                           1.73                        10,946,223
   2012                                                 1.10                           1.26                        10,303,579
   2011                                                 1.10                           1.10                         5,033,159
   2010                                                 0.88                           1.10                         1,797,944
   2009                                                 0.70                           0.88                            52,978
   2008                                                 0.96                           0.70                            34,376

  BAND 0
   2017                                               $ 2.39                         $ 2.69                           619,089
   2016                                                 1.92                           2.39                           667,276

GOLDMAN SACHS SMALL CAP VALUE FUND - R6 CLASS
  BAND 125
   2017                                               $ 0.98                         $ 1.09                         2,220,138

GOLDMAN SACHS SMALL CAP VALUE FUND - SERVICE CLASS
  BAND 125
   2017                                               $ 2.00                         $ 2.21                         4,379,391
   2016                                                 1.64                           2.00                         4,529,359
   2015                                                 1.76                           1.64                         5,490,721
   2014                                                 1.67                           1.76                         6,049,721
   2013                                                 1.22                           1.67                         5,909,808
   2012                                                 1.07                           1.22                         3,474,953
   2011                                                 1.08                           1.07                         1,513,340
   2010                                                 0.87                           1.08                           311,468
   2009                                                 0.69                           0.87                             7,737
   2008                                                 0.96                           0.69                            64,585

  BAND 100
   2017                                               $ 2.05                         $ 2.27                           460,554
   2016                                                 1.67                           2.05                           573,386
   2015                                                 1.80                           1.67                           630,969
   2014                                                 1.70                           1.80                           750,736
   2013                                                 1.24                           1.70                             4,722
   2012                                                 1.08                           1.24                               506

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                               $ 2.28                         $ 2.54                           324,368
   2016                                                 1.83                           2.28                           317,282
   2015                                                 1.95                           1.83                           338,164
   2014                                                 1.83                           1.95                           473,450
   2013                                                 1.32                           1.83                           698,330
   2012                                                 1.14                           1.32                           513,562
   2011                                                 1.14                           1.14                           153,139
   2010                                                 0.90                           1.14                            19,616
   2009                                                 0.71                           0.90                           138,779

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND - INSTITUTIONAL CLASS
  BAND 125
   2017                                               $ 2.40                         $ 3.28                         1,514,022
   2016                                                 2.28                           2.40                         3,306,722
   2015                                                 2.14                           2.28                         3,388,968
   2014                                                 1.96                           2.14                         3,540,499
   2013                                                 1.54                           1.96                         3,107,712
   2012                                                 1.29                           1.54                         2,879,700
   2011                                                 1.49                           1.29                         4,852,944
   2010                                                 1.21                           1.49                         3,882,914
   2009                                                 0.72                           1.21                         3,474,911
   2008                                                 1.34                           0.72                         3,156,005

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND - SERVICE CLASS
  BAND 125
   2017                                               $ 2.28                         $ 3.11                           205,939
   2016                                                 2.18                           2.28                           243,693
   2015                                                 2.05                           2.18                           375,842
   2014                                                 1.89                           2.05                           451,717
   2013                                                 1.49                           1.89                           936,612
   2012                                                 1.25                           1.49                         1,006,743
   2011                                                 1.46                           1.25                           956,437
   2010                                                 1.19                           1.46                           454,025
   2009                                                 0.72                           1.19                           378,858
   2008                                                 1.33                           0.72                            43,779

  BAND 100
   2017                                               $ 2.34                         $ 3.20                            38,885
   2016                                                 2.23                           2.34                            43,283
   2015                                                 2.10                           2.23                            65,871
   2014                                                 1.93                           2.10                            52,085
   2013                                                 1.51                           1.93                                 -
   2012                                                 1.27                           1.51                             8,079

  BAND 0
   2017                                               $ 2.59                         $ 3.58                                 -
   2016                                                 2.45                           2.59                                 -
   2015                                                 2.27                           2.45                            46,222
   2014                                                 2.07                           2.27                            27,933
   2013                                                 1.61                           2.07                            29,413
   2012                                                 1.34                           1.61                            25,725
   2011                                                 1.54                           1.34                           270,374
   2010                                                 1.24                           1.54                            30,058

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS U.S. EQUITY INSIGHTS - INVESTOR CLASS
  BAND 125
    2017                                          $ 1.14                       $  1.40                        440,088
    2016                                            1.04                          1.14                        539,344
    2015                                            1.07                          1.04                            143

GOLDMAN SACHS U.S. EQUITY INSIGHTS - SERVICE CLASS
  BAND 125
    2017                                          $ 1.13                       $  1.38                      1,112,868
    2016                                            1.04                          1.13                      1,292,546
    2015                                            1.07                          1.04                        369,759

HENSSLER EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                          $ 1.74                       $  1.91                              -
    2016                                            1.54                          1.74                              -
    2015                                            1.61                          1.54                              -
    2014                                            1.48                          1.61                            396
    2013                                            1.10                          1.48                            318
    2012                                            1.02                          1.10                            122

HENSSLER EQUITY FUND - INVESTOR CLASS
  BAND 125
    2017                                          $ 1.74                       $  1.89                              -
    2016                                            1.54                          1.74                              -
    2015                                            1.61                          1.54                              -
    2014                                            1.49                          1.61                              -
    2013                                            1.11                          1.49                              -
    2012                                            1.05                          1.11                         20,638
    2011                                            1.07                          1.05                        258,006

INVESCO AMERICAN FRANCHISE FUND - A CLASS
  BAND 125
    2017                                          $ 1.44                       $  1.80                         91,077
    2016                                            1.42                          1.44                        107,724
    2015                                            1.37                          1.42                        115,973
    2014                                            1.28                          1.37                        184,886
    2013                                            1.00 (06/20/13)               1.28                        224,004

  BAND 100
    2017                                          $ 1.45                       $  1.82                         41,355
    2016                                            1.43                          1.45                         48,740
    2015                                            1.38                          1.43                         69,921
    2014                                            1.29                          1.38                         98,727

INVESCO AMERICAN VALUE FUND - A CLASS
  BAND 125
    2017                                          $ 1.04                       $  1.13                        327,924
    2016                                            0.91                          1.04                        424,597
    2015                                            1.01                          0.91                        461,195

INVESCO AMERICAN VALUE FUND - Y CLASS
  BAND 125
    2017                                          $ 1.05                       $  1.14                        195,520
    2016                                            0.92                          1.05                        181,107
    2015                                            1.02                          0.92                        172,755

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO COMSTOCK FUND - A CLASS
  BAND 125
   2017                                             $ 1.67                        $ 1.94                        530,523
   2016                                               1.43                          1.67                      3,426,200
   2015                                               1.54                          1.43                      4,064,057
   2014                                               1.43                          1.54                      5,236,492
   2013                                               1.07                          1.43                      1,370,285

  BAND 0
   2017                                             $ 1.76                        $ 2.07                         17,661
   2016                                               1.49                          1.76                         13,345
   2015                                               1.58                          1.49                          8,334
   2014                                               1.45                          1.58                          3,742

INVESCO COMSTOCK FUND - R CLASS
  BAND 125
   2017                                             $ 1.65                        $ 1.92                      1,215,221
   2016                                               1.42                          1.65                      1,322,299
   2015                                               1.54                          1.42                      1,411,951
   2014                                               1.43                          1.54                      1,038,349
   2013                                               1.07                          1.43                        378,271

INVESCO DIVERSIFIED DIVIDEND FUND - A CLASS
  BAND 125
   2017                                             $ 1.70                        $ 1.82                      5,244,996
   2016                                               1.51                          1.70                      7,286,919
   2015                                               1.50                          1.51                      5,466,473
   2014                                               1.36                          1.50                      3,524,783
   2013                                               1.06                          1.36                      4,148,920
   2012                                               0.92                          1.06                      1,165,196
   2011                                               1.00 (04/28/11)               0.92                        280,486

  BAND 100
   2017                                             $ 1.73                        $ 1.85                        613,738
   2016                                               1.52                          1.73                        724,575
   2015                                               1.51                          1.52                        602,628
   2014                                               1.36                          1.51                        560,156
   2013                                               1.07                          1.36                         12,177
   2012                                               0.92                          1.07                         32,253
   2011                                               1.00 (04/28/11)               0.92                         29,579

  BAND 0
   2017                                             $ 1.83                        $ 1.98                         73,218
   2016                                               1.60                          1.83                        810,058
   2015                                               1.57                          1.60                        391,720
   2014                                               1.40                          1.57                        973,987
   2013                                               1.09                          1.40                        978,198
   2012                                               0.93                          1.09                        844,152

INVESCO DIVERSIFIED DIVIDEND FUND - INVESTOR CLASS
  BAND 125
   2017                                             $ 1.70                        $ 1.82                     21,564,671
   2016                                               1.51                          1.70                     21,396,972
   2015                                               1.50                          1.51                     13,851,209
   2014                                               1.36                          1.50                      4,230,806
   2013                                               1.06                          1.36                      3,697,834
   2012                                               0.92                          1.06                      2,110,217
   2011                                               1.00 (04/28/11)               0.92                         46,480

                                                                                 ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE             VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                  PERIOD                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

INVESCO DIVERSIFIED DIVIDEND FUND - R6 CLASS
  BAND 125
   2017                                               $ 1.01                          $ 1.08                        6,371,906

INVESCO ENERGY FUND - A CLASS
  BAND 125
   2017                                               $ 2.59                          $ 2.34                          444,482
   2016                                                 2.10                            2.59                          595,808
   2015                                                 3.01                            2.10                          715,359
   2014                                                 3.69                            3.01                          842,352
   2013                                                 3.05                            3.69                        1,047,613
   2012                                                 3.13                            3.05                        1,029,105
   2011                                                 3.46                            3.13                        1,080,342
   2010                                                 3.00                            3.46                          935,606
   2009                                                 2.11                            3.00                          833,898
   2008                                                 3.81                            2.11                          676,747

  BAND 100
   2017                                               $ 2.67                          $ 2.43                           64,109
   2016                                                 2.17                            2.67                           56,468
   2015                                                 3.10                            2.17                          108,914
   2014                                                 3.78                            3.10                           62,565
   2013                                                 3.12                            3.78                           20,879
   2012                                                 3.20                            3.12                           19,924
   2011                                                 3.52                            3.20                           17,319
   2010                                                 3.05                            3.52                           18,875
   2009                                                 2.14                            3.05                           20,999
   2008                                                 3.86                            2.14                           16,749

  BAND 0
   2017                                               $ 3.07                          $ 2.81                                -
   2016                                                 2.46                            3.07                                -
   2015                                                 3.49                            2.46                            1,955
   2014                                                 4.21                            3.49                            1,955
   2013                                                 3.45                            4.21                            1,955
   2012                                                 3.50                            3.45                           21,624
   2011                                                 3.81                            3.50                           27,209
   2010                                                 3.27                            3.81                           26,621
   2009                                                 2.27                            3.27                           20,999
   2008                                                 4.05                            2.27                           20,334

INVESCO ENERGY FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 2.15                          $ 1.95                          357,474
   2016                                                 1.75                            2.15                          959,894
   2015                                                 2.51                            1.75                          865,207
   2014                                                 3.07                            2.51                        1,011,001
   2013                                                 2.54                            3.07                          839,801
   2012                                                 2.61                            2.54                          821,822
   2011                                                 2.88                            2.61                          704,853
   2010                                                 2.50                            2.88                          614,977
   2009                                                 1.76                            2.50                          518,715
   2008                                                 3.18                            1.76                          554,966

                                                                               ACCUMULATION UNIT             NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                 UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                      AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

INVESCO FLOATING RATE FUND - Y CLASS
  BAND 125
    2017                                            $ 1.04                          $ 1.07                             88,854
    2016                                              0.95                            1.04                             58,298

INVESCO GLOBAL HEALTH CARE FUND - A CLASS
  BAND 125
    2017                                            $ 2.59                          $ 2.96                            144,605
    2016                                              2.98                            2.59                            157,897
    2015                                              2.93                            2.98                            340,886
    2014                                              2.46                            2.93                            343,391
    2013                                              1.75                            2.46                            599,250
    2012                                              1.47                            1.75                            303,020
    2011                                              1.43                            1.47                            331,390
    2010                                              1.38                            1.43                            239,453
    2009                                              1.10                            1.38                            151,848
    2008                                              1.55                            1.10                             41,678

  BAND 100
    2017                                            $ 2.68                          $ 3.07                             56,938
    2016                                              3.07                            2.68                             70,293
    2015                                              3.01                            3.07                            129,326
    2014                                              2.53                            3.01                             81,933
    2013                                              1.79                            2.53                              9,900
    2012                                              1.50                            1.79                              9,632
    2011                                              1.45                            1.50                              9,136
    2010                                              1.40                            1.45                              9,010
    2009                                              1.11                            1.40                              9,212
    2008                                              1.57                            1.11                              7,202

  BAND 0
    2017                                            $ 3.08                          $ 3.56                                  -
    2016                                              3.49                            3.08                                  -
    2015                                              3.39                            3.49                                  -
    2014                                              2.81                            3.39                                  -
    2013                                              1.97                            2.81                                  -
    2012                                              1.63                            1.97                                  -
    2011                                              1.57                            1.63                              1,110
    2010                                              1.50                            1.57                              1,172
    2009                                              1.18                            1.50                                953
    2008                                              1.64                            1.18                              4,250

INVESCO GLOBAL HEALTH CARE FUND - INVESTOR CLASS
  BAND 125
    2017                                            $ 2.19                          $ 2.50                             81,902
    2016                                              2.52                            2.19                             89,423
    2015                                              2.47                            2.52                            205,633
    2014                                              2.08                            2.47                          1,119,202
    2013                                              1.48                            2.08                            426,331
    2012                                              1.24                            1.48                             88,513
    2011                                              1.20                            1.24                            204,852
    2010                                              1.17                            1.20                            278,305
    2009                                              0.93                            1.17                            272,939
    2008                                              1.31                            0.93                            354,406

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND - A CLASS
  BAND 125
    2017                                          $ 1.75                        $ 2.00                          62,173
    2016                                            1.72                          1.75                          85,426
    2015                                            1.87                          1.72                          87,050
    2014                                            1.90                          1.87                          88,499
    2013                                            1.49                          1.90                          61,500
    2012                                            1.33                          1.49                          67,782
    2011                                            1.39                          1.33                         113,237
    2010                                            1.24                          1.39                          94,735
    2009                                            0.99                          1.24                          95,652
    2008                                            1.78                          0.99                          95,992

  BAND 100
    2017                                          $ 1.81                        $ 2.08                          28,927
    2016                                            1.77                          1.81                          31,547
    2015                                            1.92                          1.77                          49,834
    2014                                            1.95                          1.92                          60,916

INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND - R5 CLASS
  BAND 125
    2017                                          $ 1.00                        $ 1.14                         196,643
    2016                                            0.97                          1.00                         355,834
    2015                                            1.05                          0.97                         475,474
    2014                                            1.07                          1.05                         616,109
    2013                                            0.83                          1.07                         266,003
    2012                                            0.74                          0.83                         264,542
    2011                                            0.77                          0.74                         320,471
    2010                                            0.68                          0.77                         365,161
    2009                                            0.54                          0.68                       2,435,634
    2008                                            0.91                          0.54                       3,545,307

INVESCO INTERNATIONAL GROWTH FUND - R CLASS
  BAND 125
    2017                                          $ 1.17                        $ 1.42                         129,495
    2016                                            1.20                          1.17                         144,730
    2015                                            1.25                          1.20                         385,133
    2014                                            1.27                          1.25                         677,035
    2013                                            1.09                          1.27                         675,021
    2012                                            0.96                          1.09                         671,993
    2011                                            1.05                          0.96                         251,532
    2010                                            0.95                          1.05                         220,873
    2009                                            0.71                          0.95                          86,564
    2008                                            1.22                          0.71                           9,479

  BAND 0
    2017                                          $ 1.33                        $ 1.63                          10,019
    2016                                            1.35                          1.33                           9,237
    2015                                            1.39                          1.35                           7,544
    2014                                            1.39                          1.39                          12,266
    2013                                            1.18                          1.39                          30,480
    2012                                            1.02                          1.18                          26,978
    2011                                            1.10                          1.02                          22,719
    2010                                            0.98                          1.10                          17,295

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

INVESCO INTERNATIONAL GROWTH FUND - R5 CLASS
  BAND 125
   2017                                               $ 1.25                         $ 1.52                         2,212,509
   2016                                                 1.27                           1.25                         2,470,307
   2015                                                 1.32                           1.27                         2,437,905
   2014                                                 1.33                           1.32                         1,006,821
   2013                                                 1.13                           1.33                           913,600
   2012                                                 0.99                           1.13                           636,660
   2011                                                 1.08                           0.99                           888,728
   2010                                                 0.97                           1.08                           833,234
   2009                                                 0.72                           0.97                           674,931
   2008                                                 1.23                           0.72                           513,771

  BAND 0
   2017                                               $ 1.42                         $ 1.75                         1,233,029
   2016                                                 1.43                           1.42                         1,335,150
   2015                                                 1.46                           1.43                         1,603,106
   2014                                                 1.46                           1.46                         1,678,182
   2013                                                 1.23                           1.46                         1,721,215
   2012                                                 1.06                           1.23                         1,694,689
   2011                                                 1.14                           1.06                         1,746,814
   2010                                                 1.01                           1.14                         1,852,113

INVESCO MID CAP CORE EQUITY FUND - A CLASS
  BAND 125
   2017                                               $ 2.14                         $ 2.43                           145,241
   2016                                                 1.93                           2.14                           259,199
   2015                                                 2.05                           1.93                         1,030,485
   2014                                                 1.98                           2.05                         1,471,345
   2013                                                 1.55                           1.98                         2,103,627
   2012                                                 1.42                           1.55                         2,557,061
   2011                                                 1.54                           1.42                         3,252,099
   2010                                                 1.38                           1.54                         2,937,721
   2009                                                 1.08                           1.38                         2,450,560
   2008                                                 1.50                           1.08                         1,042,213

  BAND 0
   2017                                               $ 2.56                         $ 2.95                                 -
   2016                                                 2.29                           2.56                                 -
   2015                                                 2.39                           2.29                                 -
   2014                                                 2.29                           2.39                                 -
   2013                                                 1.77                           2.29                                 -
   2012                                                 1.61                           1.77                            48,740
   2011                                                 1.71                           1.61                            26,620
   2010                                                 1.52                           1.71                            14,721

INVESCO MID CAP CORE EQUITY FUND - R CLASS
  BAND 125
   2017                                               $ 2.09                         $ 2.37                           509,742
   2016                                                 1.90                           2.09                           761,274
   2015                                                 2.01                           1.90                         1,074,234
   2014                                                 1.95                           2.01                         1,265,951
   2013                                                 1.54                           1.95                         2,050,918
   2012                                                 1.41                           1.54                         2,608,891
   2011                                                 1.53                           1.41                         2,712,405
   2010                                                 1.38                           1.53                         2,742,986
   2009                                                 1.08                           1.38                         2,202,312
   2008                                                 1.50                           1.08                           933,674

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2017                                             $  2.16                       $ 2.46                         136,054
   2016                                                1.95                         2.16                         153,346
   2015                                                2.07                         1.95                         126,470
   2014                                                2.00                         2.07                         157,292
   2013                                                1.57                         2.00                           9,225
   2012                                                1.44                         1.57                          28,050
   2011                                                1.56                         1.44                          28,490
   2010                                                1.40                         1.56                          20,516
   2009                                                1.09                         1.40                          20,683
   2008                                                1.52                         1.09                          12,881

  BAND 50
   2017                                             $  2.31                       $ 2.64                          13,600
   2016                                                2.08                         2.31                          27,520
   2015                                                2.19                         2.08                          50,695
   2014                                                2.11                         2.19                          30,661
   2013                                                1.65                         2.11                          26,740
   2012                                                1.50                         1.65                          23,096
   2011                                                1.61                         1.50                          23,609
   2010                                                1.45                         1.61                          12,134
   2009                                                1.12                         1.45                            1.45

  BAND 0
   2017                                             $  2.47                       $ 2.83                               -
   2016                                                2.21                         2.47                               -
   2015                                                2.32                         2.21                           8,134
   2014                                                2.22                         2.32                          10,194
   2013                                                1.72                         2.22                          75,895
   2012                                                1.57                         1.72                         222,176
   2011                                                1.67                         1.57                         202,151
   2010                                                1.49                         1.67                         133,941
   2009                                                1.15                         1.49                          92,707
   2008                                                1.59                         1.15                          45,310

INVESCO MID CAP GROWTH FUND - A CLASS
  BAND 125
   2017                                             $  1.25                       $ 1.51                          63,865
   2016                                                1.26                         1.25                         118,681
   2015                                                1.26                         1.26                          81,180
   2014                                                1.18                         1.26                          94,154
   2013                                                1.00 (07/01/13)              1.18                         110,687

INVESCO MID CAP GROWTH FUND - R CLASS
  BAND 125
   2017                                             $  1.40                       $ 1.68                               -
   2016                                                1.41                         1.40                               -
   2015                                                1.42                         1.41                               1
   2014                                                1.33                         1.42                          20,442
   2013                                                0.99                         1.33                          17,636

  BAND 100
   2017                                             $  1.42                       $ 1.71                           5,851
   2016                                                1.43                         1.42                           3,678
   2015                                                1.43                         1.43                           4,429
   2014                                                1.34                         1.43                           7,522
   2013                                                0.99                         1.34                           5,690
   2012                                                1.00 (04/12/12)              0.99                           4,757

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO MID CAP GROWTH FUND - R5 CLASS
  BAND 125
   2017                                             $ 1.44                        $ 1.75                        654,005
   2016                                               1.45                          1.44                        492,137
   2015                                               1.44                          1.45                        506,173
   2014                                               1.35                          1.44                        413,971
   2013                                               0.99                          1.35                         25,674
   2012                                               1.00 (04/12/12)               0.99                         21,091

INVESCO SMALL CAP GROWTH FUND - A CLASS
  BAND 125
   2017                                             $ 2.71                        $ 3.34                      3,304,165
   2016                                               2.46                          2.71                      3,805,368
   2015                                               2.54                          2.46                      2,928,831
   2014                                               2.39                          2.54                      1,624,938
   2013                                               1.73                          2.39                      1,374,234
   2012                                               1.48                          1.73                      1,839,885
   2011                                               1.52                          1.48                        315,928
   2010                                               1.22                          1.52                        437,613
   2009                                               0.92                          1.22                        180,494
   2008                                               1.51                          0.92                        173,270

  BAND 0
   2017                                             $ 3.25                        $ 4.06                              -
   2016                                               2.92                          3.25                              -
   2015                                               2.97                          2.92                        200,188
   2014                                               2.76                          2.97                        170,375
   2013                                               1.97                          2.76                        182,618
   2012                                               1.67                          1.97                        104,686
   2011                                               1.69                          1.67                        126,374
   2010                                               1.34                          1.69                         68,326

INVESCO SMALL CAP GROWTH FUND - R CLASS
  BAND 125
   2017                                             $ 2.60                        $ 3.20                        947,919
   2016                                               2.37                          2.60                      1,281,456
   2015                                               2.45                          2.37                      1,085,659
   2014                                               2.31                          2.45                      1,270,210
   2013                                               1.68                          2.31                        988,520
   2012                                               1.44                          1.68                        946,450
   2011                                               1.48                          1.44                        499,134
   2010                                               1.19                          1.48                        353,974
   2009                                               0.90                          1.19                        271,805
   2008                                               1.49                          0.90                        280,467

  BAND 100
   2017                                             $ 2.69                        $ 3.31                        144,704
   2016                                               2.44                          2.69                        159,464
   2015                                               2.52                          2.44                        145,368
   2014                                               2.37                          2.52                        107,547
   2013                                               1.72                          2.37                          5,325

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                               $ 3.07                         $  3.82                            3,320
   2016                                                 2.76                            3.07                          144,073
   2015                                                 2.82                            2.76                           18,447
   2014                                                 2.63                            2.82                          135,104
   2013                                                 1.88                            2.63                          113,845
   2012                                                 1.60                            1.88                          173,976
   2011                                                 1.62                            1.60                            7,952
   2010                                                 1.29                            1.62                              649

INVESCO SMALL CAP GROWTH FUND - R6 CLASS
  BAND 125
   2017                                               $ 0.97                         $  1.20                           44,045

INVESCO TECHNOLOGY FUND - A CLASS
  BAND 125
   2017                                               $ 2.43                         $  3.24                           80,886
   2016                                                 2.49                            2.43                           42,786
   2015                                                 2.37                            2.49                           97,805
   2014                                                 2.17                            2.37                           91,266
   2013                                                 1.76                            2.17                           74,943
   2012                                                 1.61                            1.76                           92,035
   2011                                                 1.69                            1.61                           87,089
   2010                                                 1.41                            1.69                          118,892
   2009                                                 0.91                            1.41                          105,920
   2008                                                 1.65                            0.91                           43,113

  BAND 100
   2017                                               $ 2.52                         $  3.36                           30,517
   2016                                                 2.57                            2.52                                -
   2015                                                 2.44                            2.57                           10,153

INVESCO TECHNOLOGY FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 1.17                         $  1.56                           43,586
   2016                                                 1.20                            1.17                           38,719
   2015                                                 1.14                            1.20                           73,260
   2014                                                 1.04                            1.14                           50,331
   2013                                                 0.84                            1.04                           65,544
   2012                                                 0.77                            0.84                          212,016
   2011                                                 0.81                            0.77                          193,792
   2010                                                 0.68                            0.81                          281,888
   2009                                                 0.43                            0.68                          272,815
   2008                                                 0.79                            0.43                          294,546

INVESCO VALUE OPPORTUNITIES FUND - A CLASS
  BAND 125
   2017                                               $ 1.47                         $  1.70                            8,620
   2016                                                 1.26                            1.47                            8,179
   2015                                                 1.43                            1.26                           44,376
   2014                                                 1.36                            1.43                          279,157
   2013                                                 1.04                            1.36                          259,271
   2012                                                 0.89                            1.04                          298,615
   2011                                                 1.00 (04/28/11)                 0.89                          317,722

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO VALUE OPPORTUNITIES FUND - R CLASS
  BAND 125
    2017                                             $ 1.49                       $ 1.72                         84,672
    2016                                               1.28                         1.49                         64,459
    2015                                               1.45                         1.28                        128,149
    2014                                               1.39                         1.45                        112,453
    2013                                               1.06                         1.39                        113,518
    2012                                               0.92                         1.06                        106,329
    2011                                               1.00 (05/20/11)              0.92                         85,864

  BAND 100
    2017                                             $ 1.51                       $ 1.75                         14,090
    2016                                               1.30                         1.51                         14,097
    2015                                               1.47                         1.30                         49,840
    2014                                               1.39                         1.47                         45,493

IVY ASSET STRATEGY FUND - R CLASS
  BAND 125
    2017                                             $ 0.94                       $ 1.09                         37,438
    2016                                               1.01                         0.94                         31,105
    2015                                               1.12                         1.01                        116,298
    2014                                               1.20                         1.12                         75,114

IVY BALANCED FUND - R CLASS
  BAND 125
    2017                                             $ 1.18                       $ 1.29                         45,628
    2016                                               1.17                         1.18                        253,849
    2015                                               1.20                         1.17                        161,816
    2014                                               1.13                         1.20                        192,588
    2013                                               1.00 (06/20/13)              1.13                         56,353

IVY BALANCED FUND - Y CLASS
  BAND 125
    2017                                             $ 1.19                       $ 1.31                        653,977
    2016                                               1.18                         1.19                      1,125,865
    2015                                               1.20                         1.18                      6,640,665
    2014                                               1.13                         1.20                      6,821,637
    2013                                               1.00 (06/20/13)              1.13                         20,422

IVY ENERGY FUND - R CLASS
  BAND 125
    2017                                             $ 1.16                       $ 1.00                         11,387
    2016                                               0.88                         1.16                        265,992

IVY ENERGY FUND - Y CLASS
  BAND 125
    2017                                             $ 1.17                       $ 1.00                        719,722
    2016                                               0.88                         1.17                        162,495

IVY HIGH INCOME FUND - R CLASS
  BAND 125
    2017                                             $ 1.10                       $ 1.17                        100,249
    2016                                               0.96                         1.10                        108,917
    2015                                               1.05                         0.96                        115,539
    2014                                               1.05                         1.05                        169,593
    2013                                               1.00 (06/20/13)              1.05                         90,481

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

IVY HIGH INCOME FUND - Y CLASS
  BAND 125
   2017                                             $ 1.12                        $ 1.19                         629,321
   2016                                               0.97                          1.12                       1,689,213
   2015                                               1.06                          0.97                       2,660,737
   2014                                               1.05                          1.06                       2,435,926

IVY SCIENCE AND TECHNOLOGY FUND - R CLASS
  BAND 125
   2017                                             $ 0.98                        $ 1.28                           4,704
   2016                                               0.98                          0.98                           2,105

  BAND 0
   2017                                             $ 0.99                        $ 1.31                               -
   2016                                               0.98                          0.99                          39,611

IVY SCIENCE AND TECHNOLOGY FUND - Y CLASS
  BAND 125
   2017                                             $ 0.98                        $ 1.29                          14,245

IVY SMALL CAP CORE FUND - R CLASS (FORMERLY IVY SMALL CAP VALUE FUND)
  BAND 125
   2017                                             $ 0.98                        $ 1.09                           1,262

JANUS HENDERSON ENTERPRISE FUND - A CLASS (FORMERLY JANUS ENTERPRISE FUND)
  BAND 125
   2017                                             $ 1.08                        $ 1.35                       1,191,069
   2016                                               1.00 (05/12/16)               1.08                         878,486

JANUS HENDERSON ENTERPRISE FUND - S CLASS (FORMERLY JANUS ENTERPRISE FUND)
  BAND 125
   2017                                             $ 1.08                        $ 1.35                         380,160
   2016                                               1.00 (05/12/16)               1.08                          99,151

JANUS HENDERSON BALANCED FUND - N CLASS (FORMERLY JANUS BALANCED FUND)
  BAND 125
   2017                                             $ 0.99                        $ 1.17                         124,572

JANUS HENDERSON BALANCED FUND - R CLASS (FORMERLY JANUS BALANCED FUND)
  BAND 125
   2017                                             $ 1.42                        $ 1.65                       9,436,943
   2016                                               1.38                          1.42                      11,562,404
   2015                                               1.40                          1.38                       1,693,139
   2014                                               1.31                          1.40                         694,075
   2013                                               1.12                          1.31                         372,120
   2012                                               1.01                          1.12                         320,937
   2011                                               1.01                          1.01                         335,834

  BAND 100
   2017                                             $ 1.44                        $ 1.68                       1,778,536
   2016                                               1.40                          1.44                       2,058,251

  BAND 50
   2017                                             $ 1.48                        $ 1.74                       1,543,050
   2016                                               1.44                          1.48                       1,620,986

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2017                                          $  1.53                      $  1.80                        179,642
    2016                                             1.47                         1.53                        229,822

JANUS HENDERSON BALANCED PORTFOLIO - SERVICE CLASS (FORMERLY JANUS ASPEN BALANCED PORTFOLIO)
  BAND 125
    2017                                          $  1.47                      $  1.71                     31,120,389
    2016                                             1.42                         1.47                     38,334,266
    2015                                             1.43                         1.42                      3,634,578
    2014                                             1.34                         1.43                      3,080,074
    2013                                             1.13                         1.34                      1,864,519
    2012                                             1.01                         1.13                        255,069
    2011                                             1.01                         1.01                          3,622

  BAND 0
    2017                                          $  1.58                      $  1.87                              -
    2016                                             1.52                         1.58                        242,693

JANUS HENDERSON ENTERPRISE FUND - N CLASS
  BAND 125
    2017                                          $  0.98                      $  1.23                         32,530

JANUS HENDERSON FLEXIBLE BOND FUND - N CLASS
  BAND 125
    2017                                          $  1.00                      $  1.02                          6,395

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO - INSTITUTIONAL CLASS (FORMERLY JANUS ASPEN FLEXIBLE BOND PORTFOLIO)
  BAND 125
    2017                                          $  2.44                      $  2.50                     15,581,066

  BAND 0
    2017                                          $  3.13                      $  3.24                        661,510

JANUS HENDERSON FORTY FUND (FORMERLY JANUS FORTY FUND) - A CLASS
  BAND 125
    2017                                          $  1.92                      $  2.45                         27,183
    2016                                             1.91                         1.92                         20,087
    2015                                             1.73                         1.91                        169,488
    2014                                             1.61                         1.73                              -
    2013                                             1.24                         1.61                              -
    2012                                             1.01                         1.24                        411,056
    2011                                             1.10                         1.01                        429,708

JANUS HENDERSON FORTY FUND (FORMERLY JANUS FORTY FUND) - R CLASS
  BAND 125
    2017                                          $  2.26                      $  2.87                        720,898
    2016                                             2.25                         2.26                        766,355
    2015                                             2.04                         2.25                      1,007,626
    2014                                             1.91                         2.04                      1,459,106
    2013                                             1.47                         1.91                      1,747,599
    2012                                             1.21                         1.47                      1,966,461
    2011                                             1.33                         1.21                      1,872,952
    2010                                             1.27                         1.33                      2,641,291
    2009                                             0.90                         1.27                      1,917,064
    2008                                             1.64                         0.90                      1,341,695

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2017                                              $ 2.33                        $ 2.96                         302,194
   2016                                                2.31                          2.33                         363,077
   2015                                                2.09                          2.31                         389,351
   2014                                                1.95                          2.09                         192,506
   2013                                                1.50                          1.95                          17,771
   2012                                                1.23                          1.50                          17,014
   2011                                                1.35                          1.23                          13,049
   2010                                                1.29                          1.35                          21,104
   2009                                                0.91                          1.29                          42,263
   2008                                                1.65                          0.91                           34642

  BAND 0
   2017                                              $ 2.61                        $ 3.36                               -
   2016                                                2.57                          2.61                               -
   2015                                                2.30                          2.57                           5,050
   2014                                                2.13                          2.30                           3,361
   2013                                                1.62                          2.13                           4,064
   2012                                                1.32                          1.62                           3,761
   2011                                                1.42                          1.32                           3,479
   2010                                                1.35                          1.42                           7,975
   2009                                                0.94                          1.35                             549

JANUS HENDERSON GLOBAL LIFE SCIENCES FUND - S CLASS (FORMERLY JANUS GLOBAL LIFE SCIENCES FUND)
  BAND 125
   2017                                              $ 0.88                        $ 1.06                          68,537
   2016                                                1.01                          0.88                          33,236

JANUS HENDERSON GLOBAL LIFE SCIENCES FUND - T CLASS (FORMERLY JANUS GLOBAL LIFE SCIENCES FUND)
  BAND 125
   2017                                              $ 0.88                        $ 1.06                         136,247
   2016                                                1.01                          0.88                          10,986

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO - INSTITUTIONAL CLASS (FORMERLY JANUS ASPEN GLOBAL RESEARCH PORTFOLIO)
  BAND 125
   2017                                              $ 2.08                        $ 2.61                       4,875,621
   2016                                                2.07                          2.08                       5,529,684
   2015                                                2.14                          2.07                       5,947,745
   2014                                                2.02                          2.14                       6,378,703
   2013                                                1.59                          2.02                       6,830,773
   2012                                                1.34                          1.59                       7,652,064
   2011                                                1.57                          1.34                       9,222,266
   2010                                                1.38                          1.57                      10,240,529
   2009                                                1.01                          1.38                      11,551,751
   2008                                                1.85                          1.01                      12,608,660

JANUS HENDERSON GROWTH AND INCOME FUND - R CLASS (FORMERLY JANUS GROWTH AND INCOME FUND)
  BAND 125
   2017                                              $ 1.74                        $ 2.14                          99,334
   2016                                                1.57                          1.74                         116,554
   2015                                                1.58                          1.57                         114,084
   2014                                                1.45                          1.58                         125,485
   2013                                                1.11                          1.45                         164,001
   2012                                                0.97                          1.11                         158,828
   2011                                                1.00                          0.97                         236,176
   2010                                                0.94                          1.00                         180,253
   2009                                                0.69                          0.94                         135,942
   2008                                                1.26                          0.69                          50,795

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2017                                              $ 1.80                       $  2.21                         90,802
   2016                                                1.62                          1.80                         88,577
   2015                                                1.62                          1.62                         48,048
   2014                                                1.48                          1.62                         51,121
   2013                                                1.14                          1.48                          7,298

  BAND 50
   2017                                              $ 1.90                       $  2.35                        244,611
   2016                                                1.70                          1.90                        348,386
   2015                                                1.70                          1.70                        351,085
   2014                                                1.54                          1.70                        460,836
   2013                                                1.18                          1.54                        541,402
   2012                                                1.02                          1.18                        586,663
   2011                                                1.05                          1.02                        549,976
   2010                                                0.97                          1.05                        500,556
   2009                                                0.71                          0.97                        497,642
   2008                                                1.29                          0.71                        427,537

JANUS HENDERSON MID CAP VALUE FUND (FORMERLY PERKINS MID CAP VALUE FUND) - A CLASS
  BAND 125
   2017                                              $ 1.72                       $  1.93                         33,286
   2016                                                1.47                          1.72                         16,216
   2015                                                1.55                          1.47                         22,716
   2014                                                1.45                          1.55                         19,314
   2013                                                1.16                          1.45                      4,360,263
   2012                                                1.07                          1.16                      4,501,986
   2011                                                1.11                          1.07                      4,395,335
   2010                                                1.00 (05/27/10)               1.11                      3,907,363

JANUS HENDERSON MID CAP VALUE FUND (FORMERLY PERKINS MID CAP VALUE FUND) - R CLASS
  BAND 125
   2017                                              $ 1.74                       $  1.95                        409,425
   2016                                                1.49                          1.74                        555,879
   2015                                                1.58                          1.49                        824,186
   2014                                                1.47                          1.58                        909,407
   2013                                                1.19                          1.47                      2,114,375
   2012                                                1.10                          1.19                      2,953,743
   2011                                                1.15                          1.10                      2,542,169
   2010                                                1.02                          1.15                      1,975,053
   2009                                                0.78                          1.02                      1,100,820
   2008                                                1.10                          0.78                        200,230

  BAND 100
   2017                                              $ 1.79                       $  2.00                         69,062
   2016                                                1.53                          1.79                         68,764
   2015                                                1.61                          1.53                         72,213
   2014                                                1.50                          1.61                         78,547
   2013                                                1.21                          1.50                         11,299
   2012                                                1.11                          1.21                          8,672
   2011                                                1.16                          1.11                          6,168
   2010                                                1.03                          1.16                          3,629
   2009                                                0.79                          1.03                          2,410
   2008                                                1.10                          0.79                            598

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2017                                             $ 1.88                        $ 2.12                         90,165
   2016                                               1.60                          1.88                         44,606
   2015                                               1.68                          1.60                         46,224
   2014                                               1.56                          1.68                         41,846
   2013                                               1.25                          1.56                         41,530
   2012                                               1.14                          1.25                         33,428
   2011                                               1.18                          1.14                         27,893

  BAND 0
   2017                                             $ 1.98                        $ 2.24                              -
   2016                                               1.67                          1.98                              -
   2015                                               1.75                          1.67                         10,417
   2014                                               1.61                          1.75                         13,884
   2013                                               1.29                          1.61                         30,492
   2012                                               1.17                          1.29                        164,113
   2011                                               1.21                          1.17                        154,141
   2010                                               1.06                          1.21                         34,837
   2009                                               0.81                          1.06                          4,070

JANUS HENDERSON MID CAP VALUE PORTFOLIO - SERVICE CLASS (FORMERLY JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO)
  BAND 125
   2017                                             $ 1.81                        $ 2.03                         14,065
   2016                                               1.55                          1.81                         42,868
   2015                                               1.62                          1.55                         52,026
   2014                                               1.52                          1.62                        378,158
   2013                                               1.22                          1.52                        488,417
   2012                                               1.12                          1.22                      1,092,798
   2011                                               1.16                          1.12                        990,933
   2010                                               1.02                          1.16                        953,008
   2009                                               0.78                          1.02                      4,155,752
   2008                                               1.09                          0.78                        253,189

  BAND 0
   2017                                             $ 2.06                        $ 2.34                              -
   2016                                               1.73                          2.06                              -
   2015                                               1.80                          1.73                              -
   2014                                               1.66                          1.80                              -
   2013                                               1.32                          1.66                              -
   2012                                               1.19                          1.32                        140,769
   2011                                               1.23                          1.19                        150,727
   2010                                               1.06                          1.23                         55,902

JANUS HENDERSON RESEARCH FUND - A CLASS (FORMERLY JANUS RESEARCH FUND)
  BAND 125
   2017                                             $ 1.07                        $ 1.34                        230,443
   2016                                               1.07                          1.07                          8,954
   2015                                               1.00 (01/15/15)               1.07                             11

JANUS HENDERSON SMALL CAP VALUE FUND - N CLASS (FORMERLY PERKINS SMALL CAP VALUE FUND)
  BAND 125
   2017                                             $ 1.00                        $ 1.11                         18,972

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

JANUS HENDERSON SMALL CAP VALUE FUND (FORMERLY PERKINS SMALL CAP VALUE FUND) - SERVICE CLASS
  BAND 125
   2017                                               $ 2.53                         $ 2.81                           479,952
   2016                                                 2.04                           2.53                           500,371
   2015                                                 2.12                           2.04                           488,973
   2014                                                 2.01                           2.12                           606,027
   2013                                                 1.57                           2.01                           633,541
   2012                                                 1.46                           1.57                           771,812
   2011                                                 1.54                           1.46                           837,291
   2010                                                 1.33                           1.54                           684,370
   2009                                                 0.98                           1.33                           362,822
   2008                                                 1.50                           0.98                           287,793

  BAND 100
   2017                                               $ 2.62                         $ 2.91                            38,101
   2016                                                 2.10                           2.62                            50,196
   2015                                                 2.18                           2.10                             7,806

  BAND 25
   2017                                               $ 2.89                         $ 3.24                                 -
   2016                                                 2.30                           2.89                                 -
   2015                                                 2.38                           2.30                                 -
   2014                                                 2.23                           2.38                                 -
   2013                                                 1.73                           2.23                                 -
   2012                                                 1.59                           1.73                                 -
   2011                                                 1.66                           1.59                                 -
   2010                                                 1.41                           1.66                           147,203
   2009                                                 1.03                           1.41                           114,211
   2008                                                 1.56                           1.03                            63,587

  BAND 0
   2017                                               $ 2.99                         $ 3.36                            22,942
   2016                                                 2.37                           2.99                            17,143
   2015                                                 2.44                           2.37                            16,974
   2014                                                 2.29                           2.44                            12,983
   2013                                                 1.77                           2.29                            10,990
   2012                                                 1.62                           1.77                             7,263
   2011                                                 1.69                           1.62                             5,411
   2010                                                 1.43                           1.69                             3,919

JANUS HENDERSON TRITON FUND - A CLASS (FORMERLY JANUS TRITON FUND)
  BAND 125
   2017                                               $ 1.13                         $ 1.41                         6,435,362
   2016                                                 1.04                           1.13                         4,203,157

JANUS HENDERSON TRITON FUND - N CLASS (FORMERLY JANUS TRITON FUND)
  BAND 125
   2017                                               $ 0.98                         $ 1.23                           182,679

  BAND 0
   2017                                               $ 0.98                         $ 1.24                         1,765,773

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

JANUS HENDERSON TRITON FUND - SERVICE CLASS (FORMERLY JANUS TRITON FUND)
  BAND 125
    2017                                             $ 1.13                        $ 1.41                       1,404,898
    2016                                               1.04                          1.13                         575,530
    2015                                               1.00 (01/15/15)               1.04                         165,273

  BAND 0
    2017                                             $ 1.16                        $ 1.46                         417,560
    2016                                               1.05                          1.16                         485,209

JANUS HENDERSON U.S. MANAGED VOLATILITY FUND - SERVICE CLASS (FORMERLY INTECH U.S. MANAGED VOLATILITY FUND)
  BAND 125
    2017                                             $ 1.03                        $ 1.22                         108,238
    2016                                               0.96                          1.03                         118,749
    2015                                               1.00 (03/24/15)               0.96                         121,464

  BAND 100
    2017                                             $ 1.03                        $ 1.22                          40,448
    2016                                               0.97                          1.03                         128,959
    2015                                               1.00 (03/24/15)               0.97                         140,866

JPMORGAN MID CAP GROWTH FUND - R4 CLASS
  BAND 125
    2017                                             $ 1.00 (06/22/17)             $ 1.11                         700,577

JPMORGAN MID CAP GROWTH FUND - R6 CLASS
  BAND 125
    2017                                             $ 1.00 (06/22/17)             $ 1.11                         104,215

KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $ 1.00 (06/22/17)             $ 1.14                          60,787

KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $ 1.00 (06/22/17)             $ 1.10                         463,464

KNIGHTS OF COLUMBUS SMALL CAP EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $ 1.00 (06/22/17)             $ 1.10                         447,339

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND - FI CLASS
  BAND 125
    2017                                             $ 0.94                        $ 1.05                       3,363,619
    2016                                               0.91                          0.94                       2,450,518
    2015                                               1.02                          0.91                       1,717,485
    2014                                               0.97                          1.02                         397,711
    2013                                               1.03                          0.97                          10,575

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND - R CLASS
  BAND 125
    2017                                             $ 0.93                        $ 1.03                          95,810
    2016                                               0.91                          0.93                         119,845
    2015                                               1.01                          0.91                         187,696
    2014                                               0.97                          1.01                         118,131
    2013                                               1.03                          0.97                          89,643

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                             $ 0.98                        $ 1.10                         22,763
   2016                                               0.94                          0.98                         22,773
   2015                                               1.04                          0.94                         29,771

LORD ABBETT BOND-DEBENTURE FUND - R5 CLASS
  BAND 125
   2017                                             $ 1.15                        $ 1.25                          1,653

LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND - A CLASS
  BAND 125
   2017                                             $ 1.29                        $ 1.52                              -
   2016                                               1.14                          1.29                              -
   2015                                               1.18                          1.14                              -
   2014                                               1.07                          1.18                              -
   2013                                               1.00 (10/11/13)               1.07                         13,689

LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND - R3 CLASS
  BAND 125
   2017                                             $ 1.28                        $ 1.50                         95,999
   2016                                               1.13                          1.28                        103,199
   2015                                               1.17                          1.13                         76,029
   2014                                               1.07                          1.17                         68,064
   2013                                               1.00 (10/11/13)               1.07                         75,289

  BAND 100
   2017                                             $ 1.29                        $ 1.52                        120,996
   2016                                               1.13                          1.29                        139,760
   2015                                               1.18                          1.13                         68,766
   2014                                               1.07                          1.18                         68,766
   2013                                               1.00 (10/11/13)               1.07                         10,397

LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND - R5 CLASS
  BAND 125
   2017                                             $ 1.21                        $ 1.43                          1,175
   2016                                               1.00 (01/21/16)               1.21                             78

LORD ABBETT DEVELOPING GROWTH FUND - A CLASS
  BAND 125
   2017                                             $ 1.37                        $ 1.75                         91,946
   2016                                               1.42                          1.37                        202,948
   2015                                               1.58                          1.42                        290,101
   2014                                               1.55                          1.58                        360,349
   2013                                               1.00                          1.55                        346,007
   2012                                               0.92                          1.00                        234,395
   2011                                               1.00 (06/23/11)               0.92                         23,442

  BAND 0
   2017                                             $ 1.47                        $ 1.90                              -
   2016                                               1.51                          1.47                      2,081,508
   2015                                               1.65                          1.51                      2,074,073
   2014                                               1.60                          1.65                      1,906,308
   2013                                               1.02                          1.60                      2,271,156
   2012                                               0.92                          1.02                      2,530,975

                                                                               ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT DEVELOPING GROWTH FUND - P CLASS
  BAND 125
   2017                                              $ 2.45                         $ 3.14                          272,750
   2016                                                2.55                           2.45                          310,525
   2015                                                2.83                           2.55                          347,933
   2014                                                2.78                           2.83                          489,086
   2013                                                1.79                           2.78                          922,022
   2012                                                1.64                           1.79                          553,655
   2011                                                1.69                           1.64                          610,474
   2010                                                1.27                           1.69                          382,129
   2009                                                0.87                           1.27                          516,768
   2008                                                1.67                           0.87                          264,576

  BAND 100
   2017                                              $ 2.52                         $ 3.25                          169,110
   2016                                                2.62                           2.52                          205,293
   2015                                                2.90                           2.62                          306,994
   2014                                                2.84                           2.90                          292,797
   2013                                                1.82                           2.84                           37,849
   2012                                                1.67                           1.82                           48,976
   2011                                                1.72                           1.67                           41,506
   2010                                                1.27                           1.72                           37,783
   2009                                                0.87                           1.27                           51,522
   2008                                                1.68                           0.87                           33,884

  BAND 25
   2017                                              $ 2.76                         $ 3.58                                -
   2016                                                2.85                           2.76                                -
   2015                                                3.13                           2.85                                -
   2014                                                3.04                           3.13                                -
   2013                                                1.94                           3.04                                -
   2012                                                1.76                           1.94                                -
   2011                                                1.80                           1.76                                -
   2010                                                1.32                           1.80                          210,432
   2009                                                0.90                           1.32                          164,941
   2008                                                1.72                           0.90                           82,239

  BAND 0
   2017                                              $ 2.85                         $ 3.70                           87,987
   2016                                                2.93                           2.85                          132,088
   2015                                                3.21                           2.93                          133,297
   2014                                                3.11                           3.21                          121,746
   2013                                                1.98                           3.11                          115,991
   2012                                                1.79                           1.98                          150,316
   2011                                                1.82                           1.79                          146,200
   2010                                                1.34                           1.82                          229,549
   2009                                                0.91                           1.34                          216,865
   2008                                                1.73                           0.91                          200,072

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT DEVELOPING GROWTH FUND - R3 CLASS
  BAND 125
   2017                                               $ 1.48                         $  1.89                          325,461
   2016                                                 1.54                            1.48                        1,080,917
   2015                                                 1.72                            1.54                        1,068,460
   2014                                                 1.69                            1.72                        1,327,705
   2013                                                 1.09                            1.69                        1,445,197
   2012                                                 1.00                            1.09                        1,583,064
   2011                                                 1.03                            1.00                        1,530,364
   2010                                                 0.77                            1.03                          793,983
   2009                                                 0.53                            0.77                          152,060
   2008                                                 1.02                            0.53                           22,594

  BAND 100
   2017                                               $ 1.51                         $  1.94                           20,685
   2016                                                 1.57                            1.51                           20,685
   2015                                                 1.75                            1.57                           20,685
   2014                                                 1.71                            1.75                           20,685
   2013                                                 1.10                            1.71                           20,685
   2012                                                 1.01                            1.10                           20,685

LORD ABBETT FUNDAMENTAL EQUITY FUND - A CLASS
  BAND 125
   2017                                               $ 1.59                         $  1.77                                -
   2016                                                 1.39                            1.59                                -
   2015                                                 1.45                            1.39                                -
   2014                                                 1.37                            1.45                          131,504
   2013                                                 1.02                            1.37                          114,738

LORD ABBETT FUNDAMENTAL EQUITY FUND - R3 CLASS
  BAND 125
   2017                                               $ 1.57                         $  1.75                           27,239
   2016                                                 1.38                            1.57                           22,505
   2015                                                 1.44                            1.38                          160,378
   2014                                                 1.37                            1.44                          500,380
   2013                                                 1.01                            1.37                          789,689
   2012                                                 0.93                            1.01                          272,563
   2011                                                 1.00 (06/23/11)                 0.93                          394,056

  BAND 0
   2017                                               $ 1.68                         $  1.89                                -
   2016                                                 1.46                            1.68                                -
   2015                                                 1.51                            1.46                                -
   2014                                                 1.41                            1.51                          201,478
   2013                                                 1.03                            1.41                          328,397

LORD ABBETT GROWTH LEADERS FUND - I CLASS
  BAND 125
   2017                                               $ 1.09                         $  1.41                           61,309
   2016                                                 1.09                            1.09                           55,104

LORD ABBETT GROWTH LEADERS FUND - R3 CLASS
  BAND 125
   2017                                               $ 1.08                         $  1.39                          108,048
   2016                                                 1.09                            1.08                           84,584

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH LEADERS FUND - R5 CLASS
  BAND 125
   2017                                             $  1.10                       $ 1.43                         341,858
   2016                                                1.00 (01/21/16)              1.10                         366,873

LORD ABBETT GROWTH OPPORTUNITIES FUND - P CLASS
  BAND 125
   2017                                             $  2.03                       $ 2.46                          26,436
   2016                                                2.04                         2.03                          28,936
   2015                                                2.02                         2.04                          38,783
   2014                                                1.93                         2.02                          79,119
   2013                                                1.42                         1.93                          99,661
   2012                                                1.27                         1.42                         127,706
   2011                                                1.43                         1.27                         113,297
   2010                                                1.18                         1.43                          80,768
   2009                                                0.82                         1.18                          68,741
   2008                                                1.35                         0.82                          47,943

  BAND 100
   2017                                             $  2.10                       $ 2.55                          21,688
   2016                                                2.10                         2.10                          27,336
   2015                                                2.07                         2.10                          35,979
   2014                                                1.97                         2.07                          25,392

LORD ABBETT GROWTH OPPORTUNITIES FUND - R3 CLASS
  BAND 125
   2017                                             $  1.54                       $ 1.87                         160,669
   2016                                                1.55                         1.54                         160,174
   2015                                                1.53                         1.55                          94,664
   2014                                                1.46                         1.53                         205,070
   2013                                                1.08                         1.46                         103,780
   2012                                                0.96                         1.08                         157,303
   2011                                                1.09                         0.96                         110,584
   2010                                                0.89                         1.09                         242,602
   2009                                                0.62                         0.89                           2,434
   2008                                                1.02                         0.62                              69

  BAND 0
   2017                                             $  1.73                       $ 2.12                               -
   2016                                                1.71                         1.73                               -
   2015                                                1.67                         1.71                           1,143
   2014                                                1.58                         1.67                             498
   2013                                                1.15                         1.58                             193
   2012                                                1.01                         1.15                             193
   2011                                                1.13                         1.01                             193
   2010                                                0.92                         1.13                           1,156

LORD ABBETT HIGH YIELD FUND - A CLASS
  BAND 125
   2017                                             $  1.07                       $ 1.14                         162,805
   2016                                                0.93                         1.07                         418,453
   2015                                                0.97                         0.93                         141,637
   2014                                                1.00 (06/26/14)              0.97                          13,559

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT HIGH YIELD FUND - R3 CLASS
  BAND 125
   2017                                             $ 1.06                        $ 1.13                         241,154
   2016                                               0.93                          1.06                         264,831
   2015                                               0.97                          0.93                         276,250

LORD ABBETT HIGH YIELD FUND - R5 CLASS
  BAND 125
   2017                                             $ 1.19                        $ 1.28                       3,806,067
   2016                                               1.00 (01/21/16)               1.19                          35,383

LORD ABBETT HIGH YIELD FUND - R6 CLASS
  BAND 125
   2017                                             $ 1.01                        $ 1.08                         207,443

LORD ABBETT MID CAP STOCK FUND - P CLASS
  BAND 125
   2017                                             $ 1.84                        $ 1.94                           9,654
   2016                                               1.60                          1.84                           9,266
   2015                                               1.68                          1.60                           8,060
   2014                                               1.53                          1.68                           7,795
   2013                                               1.19                          1.53                          41,037
   2012                                               1.05                          1.19                          23,215
   2011                                               1.11                          1.05                          28,115
   2010                                               0.89                          1.11                          28,756
   2009                                               0.71                          0.89                          12,229
   2008                                               1.20                          0.71                           7,534

LORD ABBETT MID CAP STOCK FUND - R3 CLASS
  BAND 125
   2017                                             $ 2.62                        $ 2.77                         306,524
   2016                                               2.29                          2.62                          64,522
   2015                                               2.40                          2.29                          60,370
   2014                                               2.18                          2.40                          59,359
   2013                                               1.70                          2.18                          85,142
   2012                                               1.51                          1.70                          65,115
   2011                                               1.59                          1.51                          38,083
   2010                                               1.28                          1.59                           5,249

LORD ABBETT SMALL CAP VALUE FUND - P CLASS
  BAND 125
   2017                                             $ 2.54                        $ 2.66                               -
   2016                                               2.14                          2.54                               -
   2015                                               2.20                          2.14                         157,053
   2014                                               2.18                          2.20                         230,612
   2013                                               1.66                          2.18                         279,365
   2012                                               1.52                          1.66                         264,747
   2011                                               1.62                          1.52                         258,432
   2010                                               1.30                          1.62                         220,695
   2009                                               1.01                          1.30                         162,364
   2008                                               1.49                          1.01                         130,653

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SMALL CAP VALUE FUND - R3 CLASS
  BAND 125
    2017                                          $  2.46                       $ 2.58                         52,215
    2016                                             2.07                         2.46                         58,699
    2015                                             2.13                         2.07                         54,249
    2014                                             2.12                         2.13                         74,564
    2013                                             1.61                         2.12                        113,560
    2012                                             1.47                         1.61                        166,580
    2011                                             1.57                         1.47                        162,124
    2010                                             1.26                         1.57                         90,785
    2009                                             1.00 (05/01/09)              1.26                            880

  BAND 0
    2017                                          $  2.71                       $ 2.87                              -
    2016                                             2.25                         2.71                              -
    2015                                             2.28                         2.25                          2,415
    2014                                             2.25                         2.28                            397
    2013                                             1.68                         2.25                              -
    2012                                             1.52                         1.68                          7,503
    2011                                             1.60                         1.52                          5,123

LORD ABBETT TOTAL RETURN FUND - I CLASS
  BAND 125
    2017                                          $  1.00                       $ 1.03                        356,298
    2016                                             0.97                         1.00                        311,939
    2015                                             1.00 (01/15/15)              0.97                          8,927

LORD ABBETT TOTAL RETURN FUND - R3 CLASS
  BAND 125
    2017                                          $  0.99                       $ 1.01                        488,568
    2016                                             0.97                         0.99                        731,998
    2015                                             1.00 (01/15/15)              0.97                        547,927

LORD ABBETT TOTAL RETURN FUND - R5 CLASS
  BAND 125
    2017                                          $  1.03                       $ 1.06                        884,895
    2016                                             1.00 (01/21/16)              1.03                        547,144

LORD ABBETT VALUE OPPORTUNITIES FUND - A CLASS
  BAND 125
    2017                                          $  2.05                       $ 2.23                        568,705
    2016                                             1.78                         2.05                        580,743
    2015                                             1.86                         1.78                        735,607
    2014                                             1.73                         1.86                      1,379,860
    2013                                             1.28                         1.73                      1,829,460
    2012                                             1.18                         1.28                      1,840,055
    2011                                             1.25                         1.18                      1,130,022
    2010                                             1.02                         1.25                        265,481

  BAND 0
    2017                                          $  2.24                       $ 2.47                              -
    2016                                             1.92                         2.24                              -
    2015                                             1.98                         1.92                              -
    2014                                             1.81                         1.98                      1,339,607
    2013                                             1.33                         1.81                      1,370,257
    2012                                             1.21                         1.33                      1,528,042

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT VALUE OPPORTUNITIES FUND - P CLASS
  BAND 125
   2017                                             $  1.31                       $ 1.42                         370,768
   2016                                                1.14                         1.31                         477,043
   2015                                                1.19                         1.14                         610,088
   2014                                                1.11                         1.19                         672,947
   2013                                                1.00 (07/12/13)              1.11                         732,951

  BAND 100
   2017                                             $  1.32                       $ 1.44                          43,122
   2016                                                1.15                         1.32                          44,799
   2015                                                1.20                         1.15                          56,398
   2014                                                1.11                         1.20                          30,223
   2013                                                1.00 (07/12/13)              1.11                           1,756

  BAND 0
   2017                                             $  1.37                       $ 1.51                               -
   2016                                                1.18                         1.37                               -
   2015                                                1.22                         1.18                               -
   2014                                                1.12                         1.22                               -
   2013                                                1.00 (07/12/13)              1.12                          68,224

LORD ABBETT VALUE OPPORTUNITIES FUND - R3 CLASS
  BAND 125
   2017                                             $  2.02                       $ 2.20                         414,831
   2016                                                1.76                         2.02                         389,559
   2015                                                1.84                         1.76                         508,221
   2014                                                1.71                         1.84                       1,045,034
   2013                                                1.28                         1.71                       1,057,555
   2012                                                1.18                         1.28                         905,195
   2011                                                1.25                         1.18                         595,872
   2010                                                1.02                         1.25                          90,946

  BAND 100
   2017                                             $  2.06                       $ 2.24                          98,106
   2016                                                1.79                         2.06                         108,530
   2015                                                1.87                         1.79                         153,596
   2014                                                1.73                         1.87                         149,322

  BAND 0
   2017                                             $  2.21                       $ 2.43                               -
   2016                                                1.90                         2.21                               -
   2015                                                1.96                         1.90                           6,534
   2014                                                1.80                         1.96                          94,754
   2013                                                1.33                         1.80                          99,542
   2012                                                1.21                         1.33                          17,829
   2011                                                1.27                         1.21                          21,460

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

MANNING & NAPIER PRO-BLEND CONSERVATIVE TERM SERIES - S CLASS
  BAND 125
   2017                                               $ 1.39                         $ 1.50                           907,195
   2016                                                 1.35                           1.39                         1,502,051
   2015                                                 1.41                           1.35                         1,717,912
   2014                                                 1.38                           1.41                         1,488,741
   2013                                                 1.29                           1.38                         1,581,056
   2012                                                 1.20                           1.29                           678,266
   2011                                                 1.19                           1.20                           620,882
   2010                                                 1.10                           1.19                           229,862
   2009                                                 1.01                           1.10                            21,385
   2008                                                 1.07                           1.01                             1,264

MANNING & NAPIER PRO-BLEND EXTENDED TERM SERIES - S CLASS
  BAND 125
   2017                                               $ 1.38                         $ 1.56                         2,295,335
   2016                                                 1.34                           1.38                         2,790,804
   2015                                                 1.43                           1.34                         3,329,461
   2014                                                 1.38                           1.43                         2,883,218
   2013                                                 1.20                           1.38                         2,268,424
   2012                                                 1.07                           1.20                           379,120
   2011                                                 1.10                           1.07                           366,431
   2010                                                 0.99                           1.10                           357,856
   2009                                                 0.81                           0.99                           290,859
   2008                                                 1.09                           0.81                           132,265

MANNING & NAPIER PRO-BLEND MAXIMUM TERM SERIES - S CLASS
  BAND 125
   2017                                               $ 1.39                         $ 1.70                         1,123,334
   2016                                                 1.34                           1.39                         1,110,611
   2015                                                 1.44                           1.34                         1,279,125
   2014                                                 1.38                           1.44                         1,031,194
   2013                                                 1.11                           1.38                           618,923
   2012                                                 0.96                           1.11                           195,166
   2011                                                 1.05                           0.96                            95,885
   2010                                                 0.93                           1.05                            96,990
   2009                                                 0.69                           0.93                            67,929
   2008                                                 1.09                           0.69                            10,482

MANNING & NAPIER PRO-BLEND MODERATE TERM SERIES - S CLASS
  BAND 125
   2017                                               $ 1.33                         $ 1.46                         5,994,996
   2016                                                 1.30                           1.33                        16,612,743
   2015                                                 1.38                           1.30                        18,009,992
   2014                                                 1.35                           1.38                        18,526,866
   2013                                                 1.21                           1.35                        16,467,809
   2012                                                 1.10                           1.21                        10,878,795
   2011                                                 1.12                           1.10                         9,214,054
   2010                                                 1.02                           1.12                         8,031,815
   2009                                                 0.87                           1.02                           463,779
   2008                                                 1.08                           0.87                           119,249

MFS AGGRESSIVE GROWTH ALLOCATION FUND - R2 CLASS
  BAND 125
   2017                                               $ 1.02                         $ 1.24                             3,007

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

MFS AGGRESSIVE GROWTH ALLOCATION FUND - R3 CLASS
  BAND 125
   2017                                              $ 1.03                       $  1.25                          8,783
   2016                                                0.97                          1.03                          2,129

MFS CONSERVATIVE ALLOCATION FUND - R2 CLASS
  BAND 125
   2017                                              $ 1.01                       $  1.10                        178,399

MFS CONSERVATIVE ALLOCATION FUND - R3 CLASS
  BAND 125
   2017                                              $ 1.01                       $  1.11                        562,728
   2016                                                0.97                          1.01                        335,237
   2015                                                0.99                          0.97                         97,024

MFS EMERGING MARKETS DEBT FUND - R3 CLASS
  BAND 125
   2017                                              $ 1.10                       $  1.19                         45,870
   2016                                                1.02                          1.10                         83,358
   2015                                                1.04                          1.02                              2
   2014                                                1.01                          1.04                        812,624
   2013                                                1.00 (06/20/13)               1.01                      1,527,002

MFS GROWTH ALLOCATION FUND - R2 CLASS
  BAND 125
   2017                                              $ 1.02                       $  1.19                        274,940

MFS GROWTH ALLOCATION FUND - R3 CLASS
  BAND 125
   2017                                              $ 1.03                       $  1.20                        113,019
   2016                                                0.97                          1.03                        102,264
   2015                                                0.99                          0.97                         94,250

MFS GROWTH FUND - R6 CLASS
  BAND 125
   2017                                              $ 0.99                       $  1.28                        622,520

MFS INTERNATIONAL NEW DISCOVERY FUND - A CLASS
  BAND 125
   2017                                              $ 2.91                       $  3.79                        900,109
   2016                                                2.94                          2.91                      1,144,856
   2015                                                2.91                          2.94                      1,808,540
   2014                                                3.03                          2.91                      1,851,378
   2013                                                2.57                          3.03                      3,068,691
   2012                                                2.09                          2.57                      2,868,466
   2011                                                2.35                          2.09                      2,911,962
   2010                                                1.95                          2.35                      2,891,837
   2009                                                1.34                          1.95                       2,923.74
   2008                                                2.42                          1.34                      1.917,239

MFS INTERNATIONAL NEW DISCOVERY FUND - R2 CLASS
  BAND 125
   2017                                              $ 1.49                       $  1.93                        128,901
   2016                                                1.51                          1.49                        284,809
   2015                                                1.49                          1.51                        311,334
   2014                                                1.56                          1.49                        320,175
   2013                                                1.33                          1.56                        282,508
   2012                                                1.08                          1.33                         99,293
   2011                                                1.22                          1.08                         44,926
   2010                                                1.02                          1.22                          1,941

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

MFS INTERNATIONAL NEW DISCOVERY FUND - R6 CLASS
  BAND 125
   2017                                              $ 1.01                       $ 1.31                       1,090,009

MFS INTERNATIONAL VALUE FUND - R2 CLASS
  BAND 125
   2017                                              $ 1.42                       $ 1.78                         431,905
   2016                                                1.39                         1.42                         636,413
   2015                                                1.32                         1.39                         797,445
   2014                                                1.33                         1.32                         193,385
   2013                                                1.06                         1.33                          24,149

MFS INTERNATIONAL VALUE FUND - R3 CLASS
  BAND 125
   2017                                              $ 1.44                       $ 1.80                       9,424,816
   2016                                                1.40                         1.44                       9,667,426
   2015                                                1.33                         1.40                       8,610,715
   2014                                                1.33                         1.33                       6,359,318
   2013                                                1.06                         1.33                       2,253,559

MFS INTERNATIONAL VALUE FUND - R6 CLASS
  BAND 125
   2017                                              $ 1.02                       $ 1.28                         888,578

MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND - R2 CLASS
  BAND 125
   2017                                              $ 1.96                       $ 2.48                       2,037,117
   2016                                                1.87                         1.96                       2,334,954
   2015                                                1.90                         1.87                       2,965,177
   2014                                                1.73                         1.90                       3,801,581
   2013                                                1.35                         1.73                       3,889,471
   2012                                                1.17                         1.35                       2,541,810
   2011                                                1.17                         1.17                         365,099

  BAND 100
   2017                                              $ 1.99                       $ 2.53                         379,937
   2016                                                1.90                         1.99                         434,171
   2015                                                1.92                         1.90                         448,343
   2014                                                1.74                         1.92                         346,649

  BAND 0
   2017                                              $ 2.12                       $ 2.72                               -
   2016                                                2.01                         2.12                               -
   2015                                                2.01                         2.01                           4,444
   2014                                                1.81                         2.01                           1,377

MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND - R3 CLASS
  BAND 125
   2017                                              $ 1.99                       $ 2.52                       4,342,756
   2016                                                1.90                         1.99                       4,927,849
   2015                                                1.92                         1.90                       5,045,019
   2014                                                1.74                         1.92                       5,016,469
   2013                                                1.36                         1.74                       5,108,600
   2012                                                1.18                         1.36                       4,366,263
   2011                                                1.17                         1.18                       4,152,131
   2010                                                1.00 (05/27/10)              1.17                       2,579,892

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                               $ 2.16                         $ 2.78                                 -
   2016                                                 2.03                           2.16                         2,823,037
   2015                                                 2.03                           2.03                         2,686,990
   2014                                                 1.82                           2.03                         2,772,281
   2013                                                 1.40                           1.82                         2,964,647
   2012                                                 1.20                           1.40                         3,060,256

MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND - R6 CLASS
  BAND 125
   2017                                               $ 0.99                         $ 1.26                            60,768

MFS MID CAP GROWTH FUND - A CLASS
  BAND 125
   2017                                               $ 1.71                         $ 2.12                         3,462,544
   2016                                                 1.66                           1.71                         1,919,308
   2015                                                 1.61                           1.66                           533,328
   2014                                                 1.50                           1.61                            62,397
   2013                                                 1.11                           1.50                            61,127
   2012                                                 0.97                           1.11                            56,348
   2011                                                 1.04                           0.97                            54,472
   2010                                                 0.82                           1.04                            53.048
   2009                                                 0.59                           0.82                             9,553
   2008                                                 1.22                           0.59                             6,493

MFS MID CAP VALUE FUND - R2 CLASS
  BAND 125
   2017                                               $ 1.12                         $ 1.25                         3,862,237
   2016                                                 0.98                           1.12                         4,762,985
   2015                                                 1.02                           0.98                           232,177

  BAND 0
   2017                                               $ 1.14                         $ 1.29                         1,059,948
   2016                                                 0.99                           1.14                         1,138,556

MFS MID CAP VALUE FUND - R3 CLASS
  BAND 125
   2017                                               $ 1.12                         $ 1.26                         5,498,405
   2016                                                 0.98                           1.12                         6,719,646
   2015                                                 1.02                           0.98                            14,243

MFS MID CAP VALUE FUND - R6 CLASS
  BAND 125
   2017                                               $ 0.98                         $ 1.10                         3,700,125

MFS MODERATE ALLOCATION FUND - R2 CLASS
  BAND 125
   2017                                               $ 1.01                         $ 1.15                           463,108

MFS MODERATE ALLOCATION FUND - R3 CLASS
  BAND 125
   2017                                               $ 1.02                         $ 1.16                            51,676
   2016                                                 0.97                           1.02                            22,216
   2015                                                 0.99                           0.97                            61,788

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

MFS NEW DISCOVERY FUND - R2 CLASS
  BAND 125
    2017                                          $ 1.29                       $ 1.60                          12,684
    2016                                            1.21                         1.29                          50,199
    2015                                            1.25                         1.21                         204,337
    2014                                            1.37                         1.25                         527,673
    2013                                            0.99                         1.37                         297,334
    2012                                            0.83                         0.99                          66,702
    2011                                            1.00 (06/23/11)              0.83                          41,935

  BAND 0
    2017                                          $ 1.38                       $ 1.74                               -
    2016                                            1.28                         1.38                               -
    2015                                            1.31                         1.28                           9,214
    2014                                            1.42                         1.31                           6,390

MFS NEW DISCOVERY FUND - R3 CLASS
  BAND 125
    2017                                          $ 1.31                       $ 1.63                               -
    2016                                            1.22                         1.31                          18,350
    2015                                            1.26                         1.22                          70,293
    2014                                            1.38                         1.26                         700,692
    2013                                            0.99                         1.38                         145,617
    2012                                            0.83                         0.99                          44,407
    2011                                            1.00 (06/23/11)              0.83                          23,209

MFS TECHNOLOGY FUND - R2 CLASS
  BAND 125
    2017                                          $ 1.09                       $ 1.48                          18,374
    2016                                            1.00 (05/12/16)              1.09                          14,851

MFS TECHNOLOGY FUND - R3 CLASS
  BAND 125
    2017                                          $ 1.09                       $ 1.49                       1,385,391
    2016                                            1.00 (05/12/16)              1.09                          32,362

MFS TECHNOLOGY FUND - R6 CLASS
  BAND 125
    2017                                          $ 0.99                       $ 1.36                         341,103

MFS UTILITIES FUND - R2 CLASS
  BAND 125
    2017                                          $ 1.69                       $ 1.90                          94,511
    2016                                            1.54                         1.69                         296,143
    2015                                            1.83                         1.54                         341,133
    2014                                            1.65                         1.83                         540,895
    2013                                            1.39                         1.65                         275,996
    2012                                            1.25                         1.39                         175,686
    2011                                            1.19                         1.25                         143,125
    2010                                            1.00 (05/27/10)              1.19                           3,567

  BAND 100
    2017                                          $ 1.71                       $ 1.94                          33,318
    2016                                            1.56                         1.71                          35,232
    2015                                            1.85                         1.56                          44,128
    2014                                            1.66                         1.85                          53,031

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES FUND - R3 CLASS
  BAND 125
    2017                                          $ 1.71                       $ 1.94                          45,747
    2016                                            1.56                         1.71                         203,327
    2015                                            1.85                         1.56                         166,061
    2014                                            1.67                         1.85                          49,803
    2013                                            1.40                         1.67                          18,309
    2012                                            1.25                         1.40                          17,752
    2011                                            1.19                         1.25                          12,960
    2010                                            1.00 (05/27/10)              1.19                           3,567

MFS VALUE FUND - A CLASS
  BAND 125
    2017                                          $ 2.47                       $ 2.87                       7,444,352
    2016                                            2.20                         2.47                      12,552,857
    2015                                            2.25                         2.20                      10,260,718
    2014                                            2.06                         2.25                       5,716,057
    2013                                            1.54                         2.06                       4,937,223
    2012                                            1.34                         1.54                       3,065,781
    2011                                            1.36                         1.34                       4,364,025
    2010                                            1.24                         1.36                       3,874,016
    2009                                            1.04                         1.24                       2,289,977
    2008                                            1.57                         1.04                       1,200,752

  BAND 0
    2017                                          $ 2.97                       $ 3.49                               -
    2016                                            2.61                         2.97                       1,870,724
    2015                                            2.63                         2.61                       1,850,306
    2014                                            2.38                         2.63                       1,753,659
    2013                                            1.76                         2.38                       1,828,853
    2012                                            1.51                         1.76                       1,854,727

MFS VALUE FUND - R6 CLASS
  BAND 125
    2017                                          $ 0.99                       $ 1.16                       1,124,262

  BAND 0
    2017                                          $ 0.99                       $ 1.17                       2,461,811

NEUBERGER BERMAN EMERGING MARKETS EQUITY FUND - A CLASS
  BAND 125
    2017                                          $ 0.99                       $ 1.38                         233,283
    2016                                            0.92                         0.99                          16,393

NEUBERGER BERMAN EMERGING MARKETS EQUITY FUND - R3 CLASS
  BAND 125
    2017                                          $ 0.97                       $ 1.35                          32,059
    2016                                            0.91                         0.97                          30,242
    2015                                            1.04                         0.91                          18,332

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN FOCUS FUND - ADVISOR CLASS
  BAND 125
   2017                                               $ 1.77                         $ 2.07                            26,425
   2016                                                 1.68                           1.77                            26,079
   2015                                                 1.70                           1.68                            24,399
   2014                                                 1.56                           1.70                            23,661
   2013                                                 1.17                           1.56                            40,843
   2012                                                 1.00                           1.17                            34,297
   2011                                                 1.04                           1.00                            50,816
   2010                                                 0.94                           1.04                            51,136
   2009                                                 0.74                           0.94                            30,261
   2008                                                 1.28                           0.74                            27,110

  BAND 100
   2017                                               $ 1.82                         $ 2.15                             7,286
   2016                                                 1.73                           1.82                            52,213
   2015                                                 1.75                           1.73                            13,103
   2014                                                 1.60                           1.75                            14,438

NEUBERGER BERMAN LARGE CAP VALUE FUND - ADVISOR CLASS
  BAND 125
   2017                                               $ 3.90                         $ 4.35                           132,835
   2016                                                 3.09                           3.90                           263,324
   2015                                                 3.57                           3.09                           684,397
   2014                                                 3.27                           3.57                           696,007
   2013                                                 2.53                           3.27                           815,403
   2012                                                 2.19                           2.53                           800,279
   2011                                                 2.51                           2.19                         1,827,912
   2010                                                 2.21                           2.51                         2,258,042
   2009                                                 1.44                           2.21                         2,508,719
   2008                                                 3.05                           1.44                         2,728,215

  BAND 100
   2017                                               $ 4.02                         $ 4.49                            25,446
   2016                                                 3.17                           4.02                            89,309
   2015                                                 3.67                           3.17                            67,095
   2014                                                 3.35                           3.67                            73,144
   2013                                                 2.58                           3.35                             4,912
   2012                                                 2.23                           2.58                             4,815
   2011                                                 2.55                           2.23                             4,815
   2010                                                 2.25                           2.55                             4,858
   2009                                                 1.46                           2.25                            19,550
   2008                                                 3.07                           1.46                            19,457

  BAND 0
   2017                                               $ 4.53                         $ 5.12                                 -
   2016                                                 3.54                           4.53                                 -
   2015                                                 4.05                           3.54                                 -
   2014                                                 3.66                           4.05                                 -
   2013                                                 2.80                           3.66                                 -
   2012                                                 2.40                           2.80                           293,974
   2011                                                 2.71                           2.40                           271,795
   2010                                                 2.36                           2.71                           406,801
   2009                                                 1.52                           2.36                           355,343
   2008                                                 3.18                           1.52                           177,873

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN SMALL CAP GROWTH FUND - A CLASS
  BAND 125
   2017                                               $ 1.85                         $  2.34                           37,735
   2016                                                 1.76                            1.85                           39,021
   2015                                                 1.89                            1.76                           43,850

NEUBERGER BERMAN SMALL CAP GROWTH FUND - ADVISOR CLASS
  BAND 125
   2017                                               $ 1.90                         $  2.40                          101,351
   2016                                                 1.82                            1.90                          154,275
   2015                                                 1.95                            1.82                          263,802
   2014                                                 1.91                            1.95                          278,970
   2013                                                 1.32                            1.91                          314,809
   2012                                                 1.23                            1.32                          385,263
   2011                                                 1.27                            1.23                          426,115
   2010                                                 1.07                            1.27                          810,349
   2009                                                 0.89                            1.07                          898,145
   2008                                                 1.56                            0.89                          831,570

  BAND 100
   2017                                               $ 1.96                         $  2.47                            7,269
   2016                                                 1.87                            1.96                            9,236
   2015                                                 2.00                            1.87                            9,208
   2014                                                 1.96                            2.00                           11,310

  BAND 0
   2017                                               $ 2.21                         $  2.82                                -
   2016                                                 2.09                            2.21                                -
   2015                                                 2.22                            2.09                           31,337
   2014                                                 2.14                            2.22                           39,204
   2013                                                 1.46                            2.14                           43,905
   2012                                                 1.34                            1.46                           25,899
   2011                                                 1.37                            1.34                           20,024
   2010                                                 1.14                            1.37                           15,774
   2009                                                 0.93                            1.14                           11,029
   2008                                                 1.62                            0.93                                -

NEUBERGER BERMAN SMALL CAP GROWTH FUND - R3 CLASS
  BAND 125
   2017                                               $ 1.82                         $  2.29                           27,163
   2016                                                 1.74                            1.82                           14,065
   2015                                                 1.87                            1.74                           37,729
   2014                                                 1.83                            1.87                           21,877
   2013                                                 1.26                            1.83                           15,674
   2012                                                 1.18                            1.26                            7,557
   2011                                                 1.21                            1.18                            7,476

NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND - A CLASS
  BAND 125
   2017                                               $ 1.86                         $  2.17                           69,980
   2016                                                 1.00 (10/21/16)                 1.86                          145,717

NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND - R3 CLASS
  BAND 125
   2017                                               $ 1.88                         $  2.19                          380,371
   2016                                                 1.00 (10/21/16)                 1.88                          780,532

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2017                                             $ 1.88                        $ 2.20                         26,195
   2016                                               1.00 (10/21/16)               1.88                         55,976

NORTHERN SMALL CAP VALUE FUND - R CLASS
  BAND 125
   2017                                             $ 1.97                        $ 2.07                      2,353,353
   2016                                               1.56                          1.97                      1,421,332
   2015                                               1.66                          1.56                        863,975
   2014                                               1.57                          1.66                         19,543
   2013                                               1.16                          1.57                         17,647

NUVEEN INTERNATIONAL GROWTH FUND - A CLASS
  BAND 125
   2017                                             $ 0.95                        $ 1.29                         11,504

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND - A CLASS
  BAND 125
   2017                                             $ 1.75                        $ 2.16                        933,945
   2016                                               1.76                          1.75                      3,338,235
   2015                                               1.80                          1.76                      2,384,566
   2014                                               1.68                          1.80                        762,062
   2013                                               1.24                          1.68                         57,259
   2012                                               1.10                          1.24                        345,375
   2011                                               1.15                          1.10                        325,064
   2010                                               0.91                          1.15                        350,204
   2009                                               0.63                          0.91                        306,492
   2008                                               1.18                          0.63                        278,133

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND - R3 CLASS
  BAND 125
   2017                                             $ 1.71                        $ 2.10                        246,915
   2016                                               1.72                          1.71                      1,315,975
   2015                                               1.76                          1.72                        813,436
   2014                                               1.65                          1.76                        494,129
   2013                                               1.23                          1.65                         45,588
   2012                                               1.08                          1.23                         42,929
   2011                                               1.13                          1.08                         35,872
   2010                                               0.90                          1.13                          4,477
   2009                                               0.63                          0.90                          5,204
   2008                                               1.18                          0.63                          2,063

  BAND 0
   2017                                             $ 1.94                        $ 2.41                              -
   2016                                               1.92                          1.94                        338,777
   2015                                               1.95                          1.92                        149,082
   2014                                               1.80                          1.95                        521,788

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

NUVEEN MID CAP VALUE FUND - A CLASS
  BAND 125
    2017                                             $ 1.60                        $ 1.89                         466,440
    2016                                               1.40                          1.60                         293,222
    2015                                               1.47                          1.40                         172,431
    2014                                               1.36                          1.47                         106,868
    2013                                               1.00                          1.36                          26,117
    2012                                               0.92                          1.00                           9,350
    2011                                               1.00                          0.92                         102,847
    2010                                               0.84                          1.00                          94,345
    2009                                               0.66                          0.84                          83,649
    2008                                               1.06                          0.66                         109,710

NUVEEN MID CAP VALUE FUND - R3 CLASS
  BAND 125
    2017                                             $ 1.56                        $ 1.84                           2,437
    2016                                               1.37                          1.56                           1,335
    2015                                               1.44                          1.37                           9,030
    2014                                               1.34                          1.44                           7,865
    2013                                               0.98                          1.34                           5,071
    2012                                               0.90                          0.98                           1,179
    2011                                               0.99                          0.90                          16,406
    2010                                               0.84                          0.99                          57,902
    2009                                               0.66                          0.84                          52,072
    2008                                               1.06                          0.66                           5,092

NUVEEN REAL ESTATE SECURITIES FUND - A CLASS
  BAND 125
    2017                                             $ 2.26                        $ 2.35                         415,519
    2016                                               2.15                          2.26                         470,377
    2015                                               2.11                          2.15                         339,928
    2014                                               1.63                          2.11                         572,816
    2013                                               1.63                          1.63                         639,614
    2012                                               1.40                          1.63                         819,385
    2011                                               1.32                          1.40                         537,716
    2010                                               1.03                          1.32                         313,580

NUVEEN REAL ESTATE SECURITIES FUND - R3 CLASS
  BAND 125
    2017                                             $ 2.22                        $ 2.31                         462,914
    2016                                               2.12                          2.22                         688,803
    2015                                               2.08                          2.12                         699,695
    2014                                               1.61                          2.08                         778,230
    2013                                               1.62                          1.61                         719,411
    2012                                               1.39                          1.62                         676,250
    2011                                               1.32                          1.39                         563,985
    2010                                               1.03                          1.32                         221,292

  BAND 100
    2017                                             $ 2.26                        $ 2.36                             504
    2016                                               2.15                          2.26                           7,434
    2015                                               2.11                          2.15                          28,555
    2014                                               1.63                          2.11                          49,212

                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                               $ 2.43                         $ 2.55                           27,107
   2016                                                 2.28                           2.43                           23,345
   2015                                                 2.22                           2.28                           86,146
   2014                                                 1.70                           2.22                          103,114
   2013                                                 1.69                           1.70                          102,012
   2012                                                 1.43                           1.69                           86,927
   2011                                                 1.33                           1.43                           88,192
   2010                                                 1.03                           1.33                           72,767

NUVEEN SMALL CAP SELECT FUND - A CLASS
  BAND 125
   2017                                               $ 1.74                         $ 1.88                           59,632
   2016                                                 1.45                           1.74                           66,822
   2015                                                 1.50                           1.45                          120,459
   2014                                                 1.44                           1.50                           95,511
   2013                                                 1.10                           1.44                          422,848
   2012                                                 1.00                           1.10                          527,399
   2011                                                 1.03                           1.00                          515,456
   2010                                                 0.85                           1.03                          528,219
   2009                                                 0.63                           0.85                          521,721
   2008                                                 0.96                           0.63                          436,614

NUVEEN SMALL CAP SELECT FUND - R3 CLASS
  BAND 125
   2017                                               $ 1.69                         $ 1.83                            3,520
   2016                                                 1.42                           1.69                            6,853
   2015                                                 1.47                           1.42                           13,955
   2014                                                 1.41                           1.47                           96,521
   2013                                                 1.09                           1.41                           82,532
   2012                                                 0.99                           1.09                          115,364
   2011                                                 1.02                           0.99                          162,205
   2010                                                 0.84                           1.02                          181,333
   2009                                                 0.62                           0.84                           45,936
   2008                                                 0.96                           0.62                           13,813

NUVEEN SMALL CAP VALUE FUND - A CLASS
  BAND 125
   2017                                               $ 2.02                         $ 2.12                          153,684
   2016                                                 1.56                           2.02                           85,261
   2015                                                 1.54                           1.56                           58,307
   2014                                                 1.49                           1.54                           44,144
   2013                                                 1.09                           1.49                           43,029
   2012                                                 0.96                           1.09                           50,430
   2011                                                 0.98                           0.96                           47,766
   2010                                                 0.77                           0.98                           50,626
   2009                                                 0.66                           0.77                           47,170
   2008                                                 0.95                           0.66                           67,440

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

NUVEEN SMALL CAP VALUE FUND - R3 CLASS
  BAND 125
   2017                                               $ 1.97                         $ 2.06                           597,933
   2016                                                 1.53                           1.97                           508,888
   2015                                                 1.51                           1.53                           275,208
   2014                                                 1.46                           1.51                           296,079
   2013                                                 1.07                           1.46                           316,953
   2012                                                 0.95                           1.07                           265,127
   2011                                                 0.97                           0.95                            14,015
   2010                                                 0.77                           0.97                            12,134
   2009                                                 0.66                           0.77                            33,534

  BAND 50
   2017                                               $ 2.13                         $ 2.24                            82,483
   2016                                                 1.64                           2.13                            57,556
   2015                                                 1.61                           1.64                            32,344
   2014                                                 1.55                           1.61                            18,674
   2013                                                 1.12                           1.55                            13,771
   2012                                                 0.99                           1.12                            18,308
   2011                                                 1.00                           0.99                            18,130
   2010                                                 0.78                           1.00                            20,056

NUVEEN STRATEGY GROWTH ALLOCATION - A CLASS
  BAND 125
   2017                                               $ 1.42                         $ 1.64                                 -
   2016                                                 1.35                           1.42                            24,744
   2015                                                 1.39                           1.35                            22,847
   2014                                                 1.34                           1.39                            20,214
   2013                                                 1.13                           1.34                            14,253
   2012                                                 1.02                           1.13                               773
   2011                                                 1.06                           1.02                               248

  BAND 0
   2017                                               $ 1.62                         $ 1.88                                 -
   2016                                                 1.52                           1.62                                 -
   2015                                                 1.54                           1.52                           820,241
   2014                                                 1.46                           1.54                           843,417
   2013                                                 1.22                           1.46                           881,950
   2012                                                 1.08                           1.22                           901,571
   2011                                                 1.11                           1.08                           914,533
   2010                                                 0.99                           1.11                           999,214

NUVEEN STRATEGY GROWTH ALLOCATION - R3 CLASS
  BAND 125
   2017                                               $ 1.39                         $ 1.59                                 -
   2016                                                 1.32                           1.39                           108,954
   2015                                                 1.36                           1.32                           115,000
   2014                                                 1.31                           1.36                           108,101
   2013                                                 1.12                           1.31                            93,095
   2012                                                 1.00                           1.12                           715,128
   2011                                                 1.05                           1.00                           827,533
   2010                                                 0.95                           1.05                           139,506
   2009                                                 0.74                           0.95                           108,176

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                               $ 1.57                         $ 1.83                                 -
   2016                                                 1.48                           1.57                                 -
   2015                                                 1.51                           1.48                            87,651
   2014                                                 1.44                           1.51                            82,727
   2013                                                 1.21                           1.44                            96,289
   2012                                                 1.07                           1.21                            89,231
   2011                                                 1.10                           1.07                            82,607
   2010                                                 1.00                           1.10                             8,505

OAK RIDGE MULTI STRATEGY FUND - A CLASS (FORMERLY OAK RIDGE LARGE CAP GROWTH FUND)
  BAND 125
   2017                                               $ 1.49                         $ 1.86                             2,878
   2016                                                 1.51                           1.49                             3,731
   2015                                                 1.47                           1.51                             4,260
   2014                                                 1.36                           1.47                             4,837

  BAND 100
   2017                                               $ 1.51                         $ 1.89                             1,491
   2016                                                 1.52                           1.51                             1,491
   2015                                                 1.47                           1.52                            15,288
   2014                                                 1.37                           1.47                            12,088

OAK RIDGE SMALL CAP GROWTH FUND - A CLASS
  BAND 125
   2017                                               $ 1.44                         $ 1.69                            65,588
   2016                                                 1.43                           1.44                           210,723
   2015                                                 1.52                           1.43                           256,536
   2014                                                 1.48                           1.52                           195,761
   2013                                                 1.08                           1.48                           192,577
   2012                                                 1.00 (05/24/12)                1.08                               573

OAK RIDGE SMALL CAP GROWTH FUND - I CLASS
  BAND 125
   2017                                               $ 1.46                         $ 1.73                         3,839,259
   2016                                                 1.45                           1.46                         3,607,331
   2015                                                 1.53                           1.45                         3,202,559
   2014                                                 1.49                           1.53                         2,614,624
   2013                                                 1.08                           1.49                         1,877,852

OPPENHEIMER ACTIVE ALLOCATION FUND - A CLASS
  BAND 125
   2017                                               $ 1.03                         $ 1.21                           516,726
   2016                                                 1.00                           1.03                           519,446

  BAND 0
   2017                                               $ 1.05                         $ 1.26                           493,741
   2016                                                 1.01                           1.05                           491,780

OPPENHEIMER ACTIVE ALLOCATION FUND - Y CLASS
  BAND 125
   2017                                               $ 1.03                         $ 1.22                           129,487

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER DEVELOPING MARKETS FUND - A CLASS
  BAND 125
   2017                                               $ 1.12                         $ 1.49                         7,849,589
   2016                                                 1.06                           1.12                         7,970,782
   2015                                                 1.25                           1.06                         9,514,266
   2014                                                 1.33                           1.25                         6,424,693
   2013                                                 1.24                           1.33                         6,303,821
   2012                                                 1.04                           1.24                         4,118,308
   2011                                                 1.29                           1.04                         2,627,929
   2010                                                 1.02                           1.29                           616,057

  BAND 100
   2017                                               $ 1.14                         $ 1.52                           320,383
   2016                                                 1.08                           1.14                           398,776
   2015                                                 1.26                           1.08                           403,604

  BAND 50
   2017                                               $ 1.18                         $ 1.58                             4,443
   2016                                                 1.11                           1.18                             6,260
   2015                                                 1.30                           1.11                             6,707

  BAND 0
   2017                                               $ 1.22                         $ 1.65                            56,329
   2016                                                 1.14                           1.22                           531,282
   2015                                                 1.33                           1.14                           652,720
   2014                                                 1.40                           1.33                           120,048
   2013                                                 1.29                           1.40                           132,573
   2012                                                 1.07                           1.29                         2,880,188

OPPENHEIMER DEVELOPING MARKETS FUND - I CLASS
  BAND 125
   2017                                               $ 0.99                         $ 1.32                           491,073

  BAND 0
   2017                                               $ 0.99                         $ 1.34                         2,008,370

OPPENHEIMER DEVELOPING MARKETS FUND - Y CLASS
  BAND 125
   2017                                               $ 0.96                         $ 1.27                         8,756,508
   2016                                                 0.90                           0.96                        11,384,574
   2015                                                 1.06                           0.90                         9,593,035
   2014                                                 1.13                           1.06                         9,357,477
   2013                                                 1.05                           1.13                         8,884,508

  BAND 0
   2017                                               $ 1.02                         $ 1.37                                 -
   2016                                                 0.95                           1.02                         5,562,169
   2015                                                 1.10                           0.95                         5,371,946
   2014                                                 1.15                           1.10                         4,648,385
   2013                                                 1.06                           1.15                         3,821,063

OPPENHEIMER GLOBAL FUND - A CLASS
  BAND 125
   2017                                               $ 1.40                         $ 1.88                           286,639
   2016                                                 1.41                           1.40                           256,728
   2015                                                 1.38                           1.41                           314,520
   2014                                                 1.37                           1.38                           139,792
   2013                                                 1.09                           1.37                            35,822

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2017                                               $ 1.41                         $ 1.90                           132,140
   2016                                                 1.42                           1.41                           144,883
   2015                                                 1.38                           1.42                           188,208

  BAND 50
   2017                                               $ 1.44                         $ 1.95                         1,002,459
   2016                                                 1.45                           1.44                         1,082,403
   2015                                                 1.40                           1.45                         1,124,020
   2014                                                 1.38                           1.40                           848,916
   2013                                                 1.09                           1.38                           864,171

  BAND 0
   2017                                               $ 1.47                         $ 2.00                                 -
   2016                                                 1.47                           1.47                                 -
   2015                                                 1.41                           1.47                             8,281
   2014                                                 1.38                           1.41                           666,562
   2013                                                 1.09                           1.38                           688,368

OPPENHEIMER GLOBAL FUND - Y CLASS
  BAND 125
   2017                                               $ 1.41                         $ 1.90                           834,579
   2016                                                 1.42                           1.41                           778,099
   2015                                                 1.38                           1.42                           542,430
   2014                                                 1.37                           1.38                           433,859
   2013                                                 1.09                           1.37                           208,266

OPPENHEIMER GLOBAL OPPORTUNITIES FUND - A CLASS
  BAND 125
   2017                                               $ 1.64                         $ 2.47                           608,668
   2016                                                 1.50                           1.64                           587,039
   2015                                                 1.34                           1.50                           658,547
   2014                                                 1.40                           1.34                           332,449
   2013                                                 1.01                           1.40                           252,782
   2012                                                 0.93                           1.01                         1,280,138
   2011                                                 1.03                           0.93                            44,232

OPPENHEIMER GLOBAL OPPORTUNITIES FUND - Y CLASS
  BAND 125
   2017                                               $ 1.80                         $ 2.72                           144,671
   2016                                                 1.65                           1.80                           109,552
   2015                                                 1.46                           1.65                           107,867
   2014                                                 1.53                           1.46                            11,968

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND - A CLASS
  BAND 125
   2017                                               $ 1.33                         $ 1.39                           695,615
   2016                                                 1.26                           1.33                           732,508
   2015                                                 1.31                           1.26                           718,762
   2014                                                 1.29                           1.31                           418,784
   2013                                                 1.31                           1.29                         1,653,142
   2012                                                 1.17                           1.31                            27,355
   2011                                                 1.18                           1.17                           247,017
   2010                                                 1.03                           1.18                           210,386
   2009                                                 0.85                           1.03                           214,559
   2008                                                 1.03                           0.85                           201,573

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 25
   2017                                               $ 1.46                         $ 1.55                                 -
   2016                                                 1.38                           1.46                                 -
   2015                                                 1.41                           1.38                                 -
   2014                                                 1.38                           1.41                                 -
   2013                                                 1.39                           1.38                                 -
   2012                                                 1.23                           1.39                                 -
   2011                                                 1.22                           1.23                                 -
   2010                                                 1.05                           1.22                           479,512
   2009                                                 0.87                           1.05                           488,168
   2008                                                 1.04                           0.87                           296,467

  BAND 0
   2017                                               $ 1.50                         $ 1.59                                 -
   2016                                                 1.41                           1.50                            62,397
   2015                                                 1.44                           1.41                            61,079
   2014                                                 1.40                           1.44                                 -
   2013                                                 1.41                           1.40                            23,546

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND - Y CLASS
  BAND 125
   2017                                               $ 1.04                         $ 1.09                           292,518
   2016                                                 0.99                           1.04                           325,640
   2015                                                 1.02                           0.99                           253,186
   2014                                                 1.01                           1.02                            72,003
   2013                                                 1.02                           1.01                            14,100

OPPENHEIMER GOLD & SPECIAL MINERALS FUND - A CLASS
  BAND 125
   2017                                               $ 0.50                         $ 0.58                           760,379
   2016                                                 0.34                           0.50                         1,124,592
   2015                                                 0.45                           0.34                           944,949
   2014                                                 0.54                           0.45                           572,439
   2013                                                 1.05                           0.54                           561,379
   2012                                                 1.17                           1.05                           335,149
   2011                                                 1.60                           1.17                           201,870
   2010                                                 1.05                           1.60                            27,308

  BAND 100
   2017                                               $ 0.51                         $ 0.60                           435,423
   2016                                                 0.35                           0.51                           187,480
   2015                                                 0.46                           0.35                           174,447

OPPENHEIMER GOLD & SPECIAL MINERALS FUND - Y CLASS
  BAND 125
   2017                                               $ 0.48                         $ 0.55                         1,034,641
   2016                                                 0.32                           0.48                           863,217
   2015                                                 0.42                           0.32                           531,970
   2014                                                 0.51                           0.42                           493,053
   2013                                                 0.98                           0.51                           156,221

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER INTERNATIONAL BOND FUND - A CLASS
  BAND 125
   2017                                               $ 0.98                         $  1.07                        1,510,600
   2016                                                 0.93                            0.98                        1,854,279
   2015                                                 0.98                            0.93                        2,822,529
   2014                                                 0.99                            0.98                        2,806,579
   2013                                                 1.05                            0.99                        4,694,554
   2012                                                 0.96                            1.05                        1,094,997
   2011                                                 1.00 (06/23/11)                 0.96                          976,340

  BAND 100
   2017                                               $ 0.99                         $  1.09                           97,951
   2016                                                 0.94                            0.99                          127,461
   2015                                                 0.99                            0.94                          154,983

  BAND 0
   2017                                               $ 1.05                         $  1.16                           24,534
   2016                                                 0.99                            1.05                           34,035
   2015                                                 1.03                            0.99                          437,811
   2014                                                 1.02                            1.03                          192,157
   2013                                                 1.07                            1.02                          178,634

OPPENHEIMER INTERNATIONAL BOND FUND - Y CLASS
  BAND 125
   2017                                               $ 0.96                         $  1.06                        3,091,297
   2016                                                 0.92                            0.96                        2,613,909
   2015                                                 0.96                            0.92                        2,832,213
   2014                                                 0.97                            0.96                        2,305,601
   2013                                                 1.02                            0.97                        2,077,345

OPPENHEIMER INTERNATIONAL GROWTH FUND - A CLASS
  BAND 125
   2017                                               $ 1.05                         $  1.31                        3,777,743
   2016                                                 1.09                            1.05                        3,980,301
   2015                                                 1.07                            1.09                        3,638,698
   2014                                                 1.16                            1.07                        2,675,462
   2013                                                 0.94                            1.16                        3,201,044
   2012                                                 0.78                            0.94                          933,722
   2011                                                 0.86                            0.78                          125,545
   2010                                                 0.76                            0.86                           99,370
   2009                                                 0.56                            0.76                           36,372
   2008                                                 0.97                            0.56                              469

  BAND 100
   2017                                               $ 1.07                         $  1.34                           19,943
   2016                                                 1.11                            1.07                           16,644
   2015                                                 1.09                            1.11                              990
   2014                                                 1.18                            1.09                            7,387
   2013                                                 0.95                            1.18                            6,811

  BAND 50
   2017                                               $ 1.12                         $  1.41                            1,446
   2016                                                 1.15                            1.12                            3,684
   2015                                                 1.12                            1.15                            4,571
   2014                                                 1.22                            1.12                            5,769
   2013                                                 0.98                            1.22                            1,713

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                               $ 1.17                         $ 1.49                           265,558
   2016                                                 1.20                           1.17                           934,673
   2015                                                 1.17                           1.20                           672,925
   2014                                                 1.26                           1.17                           379,301
   2013                                                 1.00                           1.26                           299,856

OPPENHEIMER INTERNATIONAL GROWTH FUND - I CLASS
  BAND 125
   2017                                               $ 1.02                         $ 1.28                         1,721,507

OPPENHEIMER INTERNATIONAL GROWTH FUND - Y CLASS
  BAND 125
   2017                                               $ 1.21                         $ 1.52                        23,475,854
   2016                                                 1.25                           1.21                        24,590,763
   2015                                                 1.23                           1.25                        23,661,293
   2014                                                 1.34                           1.23                        17,636,882
   2013                                                 1.08                           1.34                         8,521,212

OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND - A CLASS
  BAND 125
   2017                                               $ 1.71                         $ 2.32                           733,972
   2016                                                 1.74                           1.71                           814,524
   2015                                                 1.53                           1.74                         1,020,021
   2014                                                 1.55                           1.53                             9,272
   2013                                                 1.08                           1.55                            23,265

  BAND 100
   2017                                               $ 1.72                         $ 2.35                            57,609
   2016                                                 1.75                           1.72                            62,301
   2015                                                 1.54                           1.75                           226,447

OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND - I CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.38                            19,496

OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND - Y CLASS
  BAND 125
   2017                                               $ 1.72                         $ 2.35                           622,499
   2016                                                 1.75                           1.72                           667,604
   2015                                                 1.54                           1.75                         1,038,135
   2014                                                 1.55                           1.54                           633,120
   2013                                                 1.08                           1.55                           182,066

  BAND 0
   2017                                               $ 1.81                         $ 2.51                           648,787
   2016                                                 1.82                           1.81                           596,209

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET ALL CAP FUND - A CLASS (FORMERLY OPPENHEIMER MAIN STREET SELECT FUND)
  BAND 125
   2017                                               $ 1.51                         $ 1.73                           473,506
   2016                                                 1.39                           1.51                           579,454
   2015                                                 1.43                           1.39                           604,972
   2014                                                 1.35                           1.43                           105,202
   2013                                                 1.06                           1.35                           103,343

  BAND 100
   2017                                               $ 1.53                         $ 1.75                            66,689
   2016                                                 1.40                           1.53                            30,049
   2015                                                 1.44                           1.40                            30,049

OPPENHEIMER MAIN STREET ALL CAP FUND - Y CLASS (FORMERLY OPPENHEIMER MAIN STREET SELECT FUND)
  BAND 125
   2017                                               $ 1.53                         $ 1.76                                 -
   2016                                                 1.41                           1.53                                 -
   2015                                                 1.44                           1.41                            48,147
   2014                                                 1.35                           1.44                            52,232
   2013                                                 1.06                           1.35                            51,591

OPPENHEIMER MAIN STREET MID CAP FUND - A CLASS
  BAND 125
   2017                                               $ 0.92                         $ 1.05                         1,542,829
   2016                                                 0.82                           0.92                         1,759,367
   2015                                                 0.90                           0.82                         1,501,728
   2014                                                 0.81                           0.90                         1,438,316
   2013                                                 0.62                           0.81                         1,301,408
   2012                                                 0.53                           0.62                         2,609,738
   2011                                                 0.56                           0.53                         4,258,879
   2010                                                 0.46                           0.56                         2,442,279
   2009                                                 0.34                           0.46                         1,673,048
   2008                                                 0.55                           0.34                         1,072,143

  BAND 100
   2017                                               $ 0.95                         $ 1.07                           428,839
   2016                                                 0.84                           0.95                           437,144
   2015                                                 0.92                           0.84                           439,085
   2014                                                 0.83                           0.92                           112,914
   2013                                                 0.63                           0.83                            72,486

  BAND 50
   2017                                               $ 1.00                         $ 1.14                             6,894
   2016                                                 0.88                           1.00                             6,699
   2015                                                 0.96                           0.88                             7,590
   2014                                                 0.86                           0.96                             8,349
   2013                                                 0.64                           0.86                             8,833

  BAND 0
   2017                                               $ 1.05                         $ 1.20                           150,206
   2016                                                 0.92                           1.05                           149,696
   2015                                                 1.00                           0.92                           217,137

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET MID CAP FUND - Y CLASS
  BAND 125
   2017                                             $ 1.64                        $ 1.87                      1,465,574
   2016                                               1.47                          1.64                      1,918,606
   2015                                               1.60                          1.47                      1,578,128
   2014                                               1.43                          1.60                        813,283
   2013                                               1.09                          1.43                        358,158

  BAND 0
   2017                                             $ 1.73                        $ 1.99                        224,845
   2016                                               1.52                          1.73                        186,078

OPPENHEIMER MID CAP VALUE FUND - A CLASS
  BAND 125
   2017                                             $ 1.73                        $ 1.94                        849,606
   2016                                               1.46                          1.73                      1,014,566
   2015                                               1.59                          1.46                      1,024,665
   2014                                               1.46                          1.59                          2,026
   2013                                               1.07                          1.46                          1,864

  BAND 100
   2017                                             $ 1.75                        $ 1.96                        102,327
   2016                                               1.47                          1.75                        111,803
   2015                                               1.60                          1.47                        128,861

OPPENHEIMER MID CAP VALUE FUND - Y CLASS
  BAND 125
   2017                                             $ 1.75                        $ 1.97                         90,501
   2016                                               1.47                          1.75                         81,599
   2015                                               1.60                          1.47                        139,272
   2014                                               1.46                          1.60                         29,121
   2013                                               1.07                          1.46                            843

OPPENHEIMER SENIOR FLOATING RATE FUND - A CLASS
  BAND 125
   2017                                             $ 1.06                        $ 1.08                         34,854
   2016                                               0.95                          1.06                         32,581
   2015                                               0.98                          0.95                         34,372
   2014                                               1.00 (06/26/14)               0.98                         28,169

  BAND 0
   2017                                             $ 1.09                        $ 1.13                              -
   2016                                               0.97                          1.09                         27,448

OPPENHEIMER SENIOR FLOATING RATE FUND - I CLASS
  BAND 125
   2017                                             $ 1.00 (06/22/17)             $ 1.02                        108,043

OPPENHEIMER SENIOR FLOATING RATE FUND - Y CLASS
  BAND 125
   2017                                             $ 1.06                        $ 1.09                        103,978
   2016                                               0.95                          1.06                         44,695
   2015                                               0.98                          0.95                         32,661

OPPENHEIMER TOTAL RETURN BOND FUND - A CLASS (FORMERLY OPPENHEIMER CORE BOND FUND)
  BAND 125
   2017                                             $ 0.99                        $ 1.02                      1,299,794
   2016                                               0.98                          0.99                      1,271,891
   2015                                               1.00 (01/15/15)               0.98                        179,594

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER TOTAL RETURN BOND FUND - Y CLASS (FORMERLY OPPENHEIMER CORE BOND FUND)
  BAND 125
   2017                                             $ 1.00                        $ 1.03                        484,398
   2016                                               0.98                          1.00                      2,264,702

OPPENHEIMER VALUE FUND - A CLASS
  BAND 125
   2017                                             $ 1.33                        $ 1.53                        164,409
   2016                                               1.20                          1.33                        173,939
   2015                                               1.26                          1.20                        249,364
   2014                                               1.16                          1.26                        166,074
   2013                                               0.90                          1.16                        685,152
   2012                                               0.80                          0.90                         25,333
   2011                                               0.85                          0.80                         11,310
   2010                                               0.75                          0.85                          6,931

  BAND 0
   2017                                             $ 1.49                        $ 1.73                              -
   2016                                               1.33                          1.49                              -
   2015                                               1.38                          1.33                         30,691

OPPENHEIMER VALUE FUND - Y CLASS
  BAND 125
   2017                                             $ 1.59                        $ 1.83                         18,607
   2016                                               1.43                          1.59                         22,769
   2015                                               1.50                          1.43                         29,107
   2014                                               1.37                          1.50                         33,897
   2013                                               1.06                          1.37                         28,082

PARNASSUS CORE EQUITY FUND - INVESTOR CLASS
  BAND 125
   2017                                             $ 1.95                        $ 2.24                     10,021,804
   2016                                               1.79                          1.95                     10,249,497
   2015                                               1.82                          1.79                      6,938,021
   2014                                               1.61                          1.82                      6,579,264
   2013                                               1.22                          1.61                      6,081,821
   2012                                               1.07                          1.22                        200,065

PARNASSUS FUND
  BAND 125
   2017                                             $ 2.12                        $ 2.43                        731,432
   2016                                               1.89                          2.12                        895,119
   2015                                               1.91                          1.89                      1,038,120
   2014                                               1.69                          1.91                        975,914
   2013                                               1.27                          1.69                        993,619
   2012                                               1.02                          1.27                        993,452
   2011                                               1.09                          1.02                        952,129

PARNASSUS MID CAP FUND
  BAND 125
   2017                                             $ 2.02                        $ 2.31                      6,092,086
   2016                                               1.76                          2.02                      5,334,412
   2015                                               1.80                          1.76                        887,043
   2014                                               1.64                          1.80                        480,155
   2013                                               1.29                          1.64                        499,477
   2012                                               1.11                          1.29                          2,441
   2011                                               1.08                          1.11                          1,693

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                             $ 2.18                        $ 2.53                               -
   2016                                               1.88                          2.18                       1,094,856
   2015                                               1.90                          1.88                       1,076,133

PAX BALANCED FUND - INDIVIDUAL INVESTOR CLASS
  BAND 125
   2017                                             $ 1.75                        $ 1.96                         550,169
   2016                                               1.68                          1.75                          33,999
   2015                                               1.71                          1.68                          27,400
   2014                                               1.60                          1.71                          23,743
   2013                                               1.39                          1.60                           7,017
   2012                                               1.27                          1.39                           2,726

  BAND 100
   2017                                             $ 1.79                        $ 2.00                          97,583

PAX GLOBAL ENVIRONMENTAL MARKETS FUND - INDIVIDUAL INVESTOR CLASS
  BAND 125
   2017                                             $ 1.97                        $ 2.46                         288,365
   2016                                               1.81                          1.97                          83,616
   2015                                               1.86                          1.81                         185,794
   2014                                               1.93                          1.86                         166,446
   2013                                               1.48                          1.93                           6,423
   2012                                               1.26                          1.48                           6,423
   2011                                               1.42                          1.26                           6,589

  BAND 100
   2017                                             $ 2.01                        $ 2.52                          19,342

  BAND 0
   2017                                             $ 2.17                        $ 2.75                           4,859

PAYDEN EMERGING MARKETS BOND - INVESTOR CLASS
  BAND 125
   2017                                             $ 1.23                        $ 1.36                         229,116
   2016                                               1.12                          1.23                         349,993
   2015                                               1.14                          1.12                         292,036
   2014                                               1.10                          1.14                         231,793
   2013                                               1.20                          1.10                          56,463
   2012                                               1.01                          1.20                          17,822

  BAND 0
   2017                                             $ 1.33                        $ 1.49                               -
   2016                                               1.19                          1.33                         408,661
   2015                                               1.20                          1.19                         356,312
   2014                                               1.14                          1.20                         394,082
   2013                                               1.23                          1.14                         604,124
   2012                                               1.03                          1.23                         801,108

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIMCO ALL ASSET FUND - ADMIN CLASS
  BAND 125
    2017                                             $ 1.10                        $ 1.23                          82,256
    2016                                               0.98                          1.10                          65,244
    2015                                               1.09                          0.98                         804,970
    2014                                               1.10                          1.09                         772,823
    2013                                               1.11                          1.10                         811,969
    2012                                               0.97                          1.11                          57,525
    2011                                               1.00 (06/23/11)               0.97                          19,579

PIMCO ALL ASSET FUND - R CLASS
  BAND 125
    2017                                             $ 1.02                        $ 1.13                           1,796
    2016                                               0.91                          1.02                           1,617
    2015                                               1.02                          0.91                          26,139
    2014                                               1.03                          1.02                         171,370
    2013                                               1.00 (06/20/13)               1.03                          49,313

PIMCO COMMODITIESPLUS STRATEGY FUND - ADMIN CLASS
  BAND 125
    2017                                             $ 0.78                        $ 0.85                               5
    2016                                               0.66                          0.78                       1,180,341
    2015                                               0.94                          0.66                       1,106,829

PIMCO COMMODITY REAL RETURN STRATEGY FUND - ADMIN CLASS
  BAND 125
    2017                                             $ 1.29                        $ 1.31                         558,470
    2016                                               1.14                          1.29                         492,364
    2015                                               1.56                          1.14                         480,229
    2014                                               1.94                          1.56                           7,541
    2013                                               2.00 (06/20/13)               1.94                         322,728

PIMCO COMMODITY REAL RETURN STRATEGY FUND - R CLASS
  BAND 125
    2017                                             $ 1.27                        $ 1.28                          26,129
    2016                                               1.13                          1.27                          22,057
    2015                                               1.56                          1.13                          17,174
    2014                                               1.94                          1.56                           5,430

PIMCO HIGH YIELD FUND - ADMIN CLASS
  BAND 125
    2017                                             $ 2.32                        $ 2.44                       1,046,584
    2016                                               2.09                          2.32                       1,175,794
    2015                                               2.16                          2.09                       1,537,956
    2014                                               2.12                          2.16                       2,064,628
    2013                                               2.03                          2.12                       3,006,584
    2012                                               1.80                          2.03                       3,168,957
    2011                                               1.76                          1.80                       3,680,424
    2010                                               1.56                          1.76                       3,640,277
    2009                                               1.10                          1.56                       2,716,640
    2008                                               1.46                          1.10                       2,738,463



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE              VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                   PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2017                                            $  2.78                         $  2.97                                 -
    2016                                               2.47                            2.78                                 -
    2015                                               2.53                            2.47                           338,297
    2014                                               2.45                            2.53                           359,777
    2013                                               2.32                            2.45                           305,756
    2012                                               2.03                            2.32                           323,419
    2011                                               1.96                            2.03                           269,113
    2010                                               1.72                            1.96                           235,432

PIMCO HIGH YIELD FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                            $  1.01                         $  1.06                           248,701

PIMCO HIGH YIELD FUND - R CLASS
  BAND 125
    2017                                            $  1.96                         $  2.06                           676,284
    2016                                               1.77                            1.96                           710,955
    2015                                               1.84                            1.77                           803,140
    2014                                               1.81                            1.84                         1,184,784
    2013                                               1.74                            1.81                         1,301,889
    2012                                               1.55                            1.74                         1,306,478
    2011                                               1.52                            1.55                         1,374,856
    2010                                               1.35                            1.52                         1,246,070
    2009                                               0.96                            1.35                         1,041,692
    2008                                               1.28                            0.96                           764,134

  BAND 100
    2017                                            $  2.03                         $  2.13                           146,009
    2016                                               1.83                            2.03                           143,345
    2015                                               1.89                            1.83                           137,230
    2014                                               1.86                            1.89                           155,388
    2013                                               1.79                            1.86                             5,125
    2012                                               1.58                            1.79                            26,156
    2011                                               1.55                            1.58                            24,823
    2010                                               1.38                            1.55                            22,441
    2009                                               0.97                            1.38                            20,626
    2008                                               1.29                            0.97                            18,736

  BAND 50
    2017                                            $  2.16                         $  2.29                           167,253
    2016                                               1.94                            2.16                           199,460
    2015                                               2.00                            1.94                           198,254
    2014                                               1.96                            2.00                           191,445
    2013                                               1.87                            1.96                           224,638
    2012                                               1.65                            1.87                           210,156
    2011                                               1.60                            1.65                           190,865
    2010                                               1.42                            1.60                           149,690
    2009                                               1.00                            1.42                           177,077
    2008                                               1.32                            1.00                           101,346



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                             $  2.31                       $ 2.46                               -
   2016                                                2.06                         2.31                         104,031
   2015                                                2.12                         2.06                          95,788
   2014                                                2.06                         2.12                          90,185
   2013                                                1.96                         2.06                          86,690
   2012                                                1.72                         1.96                          83,048
   2011                                                1.66                         1.72                          63,438
   2010                                                1.46                         1.66                          39,868
   2009                                                1.02                         1.46                          17,437

PIMCO INCOME FUND - ADMIN CLASS
  BAND 125
   2017                                             $  1.21                       $ 1.29                      14,410,405
   2016                                                1.13                         1.21                      11,014,095
   2015                                                1.12                         1.13                       2,376,463
   2014                                                1.06                         1.12                       2,208,670
   2013                                                1.02                         1.06                         291,009

PIMCO INCOME FUND - INSTITUTIONAL CLASS
  BAND 125
   2017                                             $  1.00                       $ 1.08                         557,155

PIMCO INCOME FUND - R CLASS
  BAND 125
   2017                                             $  1.19                       $ 1.27                       1,260,056
   2016                                                1.11                         1.19                         727,916
   2015                                                1.11                         1.11                         672,377
   2014                                                1.05                         1.11                         367,485
   2013                                                1.02                         1.05                         931,257

  BAND 0
   2017                                             $  1.25                       $ 1.35                         253,059
   2016                                                1.16                         1.25                         206,673

PIMCO REAL RETURN FUND - ADMIN CLASS
  BAND 125
   2017                                             $  1.11                       $ 1.13                       4,820,065
   2016                                                1.07                         1.11                       6,678,926
   2015                                                1.12                         1.07                       5,729,439
   2014                                                1.10                         1.12                       5,629,364
   2013                                                1.22                         1.10                       4,806,815
   2012                                                1.14                         1.22                       2,478,912
   2011                                                1.03                         1.14                         594,719
   2010                                                1.00 (05/27/10)              1.03                           1,672

  BAND 0
   2017                                             $  1.20                       $ 1.25                          13,417
   2016                                                1.15                         1.20                         239,740
   2015                                                1.18                         1.15                         210,664
   2014                                                1.15                         1.18                         196,175

PIMCO REAL RETURN FUND - INSTITUTIONAL CLASS
  BAND 125
   2017                                             $  1.00                       $ 1.02                         427,532

  BAND 0
   2017                                             $  1.00                       $ 1.04                         267,713

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIMCO REAL RETURN FUND - R CLASS
  BAND 125
   2017                                             $ 1.08                        $ 1.10                        678,145
   2016                                               1.05                          1.08                      1,043,939
   2015                                               1.10                          1.05                      1,564,745
   2014                                               1.08                          1.10                      1,606,781
   2013                                               1.21                          1.08                      1,200,747
   2012                                               1.13                          1.21                        773,149
   2011                                               1.03                          1.13                        209,010
   2010                                               1.00 (05/27/10)               1.03                            167

  BAND 0
   2017                                             $ 1.17                        $ 1.21                        197,733
   2016                                               1.12                          1.17                        265,531
   2015                                               1.16                          1.12                        284,023
   2014                                               1.13                          1.16                        351,072

PIMCO TOTAL RETURN FUND - ADMIN CLASS
  BAND 125
   2017                                             $ 1.49                        $ 1.54                      6,291,806
   2016                                               1.47                          1.49                      7,831,083
   2015                                               1.48                          1.47                     16,449,844
   2014                                               1.44                          1.48                     32,531,748
   2013                                               1.49                          1.44                     58,632,522
   2012                                               1.37                          1.49                     54,380,902
   2011                                               1.33                          1.37                     43,049,477
   2010                                               1.24                          1.33                     30,193,638
   2009                                               1.11                          1.24                     16,339,829
   2008                                               1.07                          1.11                      9,428,320

  BAND 100
   2017                                             $ 1.52                        $ 1.58                          8,862
   2016                                               1.50                          1.52                          8,862
   2015                                               1.51                          1.50                          8,862
   2014                                               1.46                          1.51                          8,862
   2013                                               1.51                          1.46                          8,862
   2012                                               1.38                          1.51                          8,862

  BAND 0
   2017                                             $ 1.67                        $ 1.76                              -
   2016                                               1.64                          1.67                              -
   2015                                               1.63                          1.64                      1,176,985
   2014                                               1.56                          1.63                      1,202,015
   2013                                               1.59                          1.56                      1,246,769
   2012                                               1.45                          1.59                      1,432,632
   2011                                               1.39                          1.45                      1,340,782
   2010                                               1.28                          1.39                      1,368,629

PIMCO TOTAL RETURN FUND - INSTITUTIONAL CLASS
  BAND 125
   2017                                             $ 1.00                        $ 1.04                        156,534



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

PIMCO TOTAL RETURN FUND - R CLASS
  BAND 125
   2017                                               $ 1.54                         $ 1.58                         3,707,475
   2016                                                 1.53                           1.54                         4,805,376
   2015                                                 1.54                           1.53                         9,104,459
   2014                                                 1.50                           1.54                        15,368,712
   2013                                                 1.56                           1.50                        22,154,552
   2012                                                 1.44                           1.56                        22,594,506
   2011                                                 1.41                           1.44                        18,591,317
   2010                                                 1.32                           1.41                        14,195,232
   2009                                                 1.18                           1.32                         8,336,507
   2008                                                 1.15                           1.18                         3,643,842

  BAND 100
   2017                                               $ 1.59                         $ 1.64                           692,363
   2016                                                 1.57                           1.59                           813,160
   2015                                                 1.59                           1.57                           886,694
   2014                                                 1.54                           1.59                           940,853
   2013                                                 1.60                           1.54                            33,032
   2012                                                 1.47                           1.60                            56,310
   2011                                                 1.44                           1.47                            49,991
   2010                                                 1.34                           1.44                            86,483
   2009                                                 1.20                           1.34                            65,536
   2008                                                 1.16                           1.20                            64,561

  BAND 50
   2017                                               $ 1.70                         $ 1.76                            69,530
   2016                                                 1.67                           1.70                            74,004
   2015                                                 1.68                           1.67                            72,248
   2014                                                 1.62                           1.68                            69,397
   2013                                                 1.67                           1.62                            67,911
   2012                                                 1.53                           1.67                            63,513
   2011                                                 1.49                           1.53                            62,707
   2010                                                 1.38                           1.49                            13,235

  BAND 0
   2017                                               $ 1.81                         $ 1.89                                 -
   2016                                                 1.78                           1.81                                 -
   2015                                                 1.78                           1.78                           647,381
   2014                                                 1.71                           1.78                         1,280,647
   2013                                                 1.75                           1.71                         1,581,858
   2012                                                 1.60                           1.75                         1,770,587
   2011                                                 1.54                           1.60                         1,036,725
   2010                                                 1.43                           1.54                           473,728
   2009                                                 1.26                           1.43                           245,381
   2008                                                 1.21                           1.26                             8,127

PIONEER BOND FUND - A CLASS
  BAND 125
   2017                                               $ 1.06                         $ 1.09                         8,475,188
   2016                                                 1.03                           1.06                         9,638,439
   2015                                                 1.04                           1.03                         8,325,651
   2014                                                 0.99                           1.04                         5,663,682
   2013                                                 1.00                           0.99                            77,462

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2017                                               $ 1.07                         $ 1.10                           684,168
   2016                                                 1.03                           1.07                           732,167
   2015                                                 1.04                           1.03                           446,236

  BAND 50
   2017                                               $ 1.09                         $ 1.13                           833,219
   2016                                                 1.05                           1.09                         1,021,087

  BAND 0
   2017                                               $ 1.11                         $ 1.16                           890,088
   2016                                                 1.07                           1.11                         1,506,464
   2015                                                 1.07                           1.07                         1,039,711
   2014                                                 1.01                           1.07                         1,046,068
   2013                                                 1.00                           1.01                           269,692

PIONEER BOND FUND - K CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.04                         1,433,230

PIONEER BOND FUND - Y CLASS
  BAND 125
   2017                                               $ 1.07                         $ 1.10                        36,869,265
   2016                                                 1.03                           1.07                        37,476,469
   2015                                                 1.04                           1.03                        25,189,411
   2014                                                 1.00                           1.04                        16,702,846
   2013                                                 1.00                           1.00                           285,805

  BAND 0
   2017                                               $ 1.12                         $ 1.17                                 -
   2016                                                 1.07                           1.12                           678,034

PIONEER DYNAMIC CREDIT FUND - A CLASS
  BAND 125
   2017                                               $ 1.05                         $ 1.09                               533
   2016                                                 0.96                           1.05                               300

PIONEER EQUITY INCOME FUND - A CLASS
  BAND 125
   2017                                               $ 1.65                         $ 1.87                         2,184,854
   2016                                                 1.40                           1.65                         2,202,139
   2015                                                 1.41                           1.40                           866,357
   2014                                                 1.27                           1.41                           492,998
   2013                                                 1.00                           1.27                         1,933,672
   2012                                                 0.92                           1.00                            94,358
   2011                                                 0.87                           0.92                            15,071
   2010                                                 0.74                           0.87                             8,330
   2009                                                 0.68                           0.74                             3,190

  BAND 100
   2017                                               $ 1.68                         $ 1.92                           319,203
   2016                                                 1.43                           1.68                           370,204

  BAND 50
   2017                                               $ 1.76                         $ 2.02                           692,675
   2016                                                 1.49                           1.76                           719,989

                                                                               ACCUMULATION UNIT             NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                 UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                      AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

PIONEER EQUITY INCOME FUND - K CLASS
  BAND 125
    2017                                            $ 1.00                          $ 1.14                            772,836

PIONEER EQUITY INCOME FUND - Y CLASS
  BAND 125
    2017                                            $ 1.76                          $ 2.00                         18,425,078
    2016                                              1.49                            1.76                         22,769,087
    2015                                              1.50                            1.49                            732,404
    2014                                              1.34                            1.50                              4,141
    2013                                              1.05                            1.34                             37,694

  BAND 0
    2017                                            $ 1.85                          $ 2.14                          1,916,986
    2016                                              1.55                            1.85                          2,015,750

PIONEER FUND - A CLASS
  BAND 125
    2017                                            $ 1.61                          $ 1.93                            115,591
    2016                                              1.49                            1.61                            125,625
    2015                                              1.51                            1.49                            137,498

  BAND 100
    2017                                            $ 1.63                          $ 1.96                             27,021
    2016                                              1.50                            1.63                             38,390
    2015                                              1.52                            1.50                             59,718

PIONEER FUND VCT PORTFOLIO - I CLASS
  BAND 125
    2017                                            $ 2.14                          $ 2.57                            530,460
    2016                                              1.97                            2.14                            569,827
    2015                                              2.00                            1.97                            675,801
    2014                                              1.82                            2.00                            772,117
    2013                                              1.38                            1.82                          1,053,562
    2012                                              1.27                            1.38                          1,215,288
    2011                                              1.35                            1.27                          1,603,035
    2010                                              1.17                            1.35                          3,265,727
    2009                                              0.95                            1.17                          3,364,703
    2008                                              1.46                            0.95                          3,541,380

PIONEER FUNDAMENTAL GROWTH FUND - A CLASS
  BAND 125
    2017                                            $ 1.67                          $ 2.02                          1,430,867
    2016                                              1.63                            1.67                          2,161,969
    2015                                              1.56                            1.63                          1,078,572
    2014                                              1.38                            1.56                          1,059,287
    2013                                              1.05                            1.38                            891,834
    2012                                              1.00 (05/24/12)                 1.05                            472,247

  BAND 0
    2017                                            $ 1.77                          $ 2.17                            206,173
    2016                                              1.71                            1.77                            269,966
    2015                                              1.61                            1.71                            776,788
    2014                                              1.41                            1.61                            419,312

PIONEER FUNDAMENTAL GROWTH FUND - K CLASS
  BAND 125
    2017                                            $ 1.00                          $ 1.22                            498,056

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIONEER FUNDAMENTAL GROWTH FUND - Y CLASS
  BAND 125
   2017                                              $ 1.69                       $  2.06                      6,823,137
   2016                                                1.65                          1.69                      8,364,222
   2015                                                1.57                          1.65                      3,948,833
   2014                                                1.39                          1.57                      1,185,823
   2013                                                1.06                          1.39                      1,297,117
   2012                                                1.00 (05/24/12)               1.06                          3,923

  BAND 0
   2017                                              $ 1.79                       $  2.21                        549,868
   2016                                                1.73                          1.79                        443,179

PIONEER GLOBAL EQUITY FUND - A CLASS
  BAND 125
   2017                                              $ 1.00 (09/21/17)            $  1.06                         53,752

PIONEER HIGH YIELD FUND - A CLASS
  BAND 125
   2017                                              $ 1.20                       $  1.27                        268,382
   2016                                                1.06                          1.20                        350,960
   2015                                                1.13                          1.06                        443,830
   2014                                                1.15                          1.13                         20,255
   2013                                                1.04                          1.15                        475,865

  BAND 100
   2017                                              $ 1.21                       $  1.29                         75,627
   2016                                                1.07                          1.21                        124,925
   2015                                                1.14                          1.07                        227,850

  BAND 50
   2017                                              $ 1.24                       $  1.32                         90,135
   2016                                                1.09                          1.24                        106,920
   2015                                                1.15                          1.09                         88,542
   2014                                                1.16                          1.15                        121,113
   2013                                                1.04                          1.16                        118,242

PIONEER HIGH YIELD FUND - Y CLASS
  BAND 125
   2017                                              $ 1.22                       $  1.29                         51,130
   2016                                                1.07                          1.22                         38,164
   2015                                                1.14                          1.07                          9,057
   2014                                                1.15                          1.14                          4,568

PIONEER MID CAP VALUE FUND - A CLASS
  BAND 125
   2017                                              $ 1.69                       $  1.88                        158,785
   2016                                                1.47                          1.69                        149,385
   2015                                                1.59                          1.47                        119,561
   2014                                                1.40                          1.59                            373
   2013                                                1.07                          1.40                            101

  BAND 100
   2017                                              $ 1.70                       $  1.90                         29,198
   2016                                                1.48                          1.70                         95,063
   2015                                                1.60                          1.48                         27,349

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIONEER MID CAP VALUE FUND - Y CLASS
  BAND 125
   2017                                              $ 1.71                       $  1.91                          89,869
   2016                                                1.49                          1.71                         112,616
   2015                                                1.60                          1.49                          10,439

PIONEER SELECT MID CAP GROWTH FUND - A CLASS
  BAND 125
   2017                                              $ 1.68                       $  2.15                         741,444
   2016                                                1.64                          1.68                         629,301
   2015                                                1.64                          1.64                         378,206
   2014                                                1.52                          1.64                          78,553

  BAND 0
   2017                                              $ 1.77                       $  2.29                         185,753
   2016                                                1.71                          1.77                         186,339

PIONEER SELECT MID CAP GROWTH FUND - K CLASS
  BAND 125
   2017                                              $ 0.98                       $  1.26                         562,337

PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO - I CLASS
  BAND 125
   2017                                              $ 3.04                       $  3.90                       2,826,384
   2016                                                2.97                          3.04                       3,385,926
   2015                                                2.95                          2.97                       3,683,944
   2014                                                2.73                          2.95                       4,017,679
   2013                                                1.94                          2.73                       4,557,821
   2012                                                1.84                          1.94                       5,399,665
   2011                                                1.90                          1.84                       6,289,827
   2010                                                1.60                          1.90                       6,585,204
   2009                                                1.12                          1.60                       6,891,974
   2008                                                1.76                          1.12                       6,992,977

PIONEER STRATEGIC INCOME FUND - A CLASS
  BAND 125
   2017                                              $ 1.17                       $  1.21                         882,732
   2016                                                1.10                          1.17                         866,266
   2015                                                1.13                          1.10                       1,267,679
   2014                                                1.09                          1.13                       1,279,619
   2013                                                1.09                          1.09                       1,082,068
   2012                                                0.99                          1.09                         376,469
   2011                                                1.00 (06/23/11)               0.99                           1,401

  BAND 0
   2017                                              $ 1.25                       $  1.32                               -
   2016                                                1.16                          1.25                               -
   2015                                                1.18                          1.16                          67,281
   2014                                                1.13                          1.18                          43,358

PIONEER STRATEGIC INCOME FUND - K CLASS
  BAND 125
   2017                                              $ 1.00                       $  1.05                         505,127

PIONEER STRATEGIC INCOME FUND - Y CLASS
  BAND 125
   2017                                              $ 1.04                       $  1.08                         545,391
   2016                                                0.97                          1.04                       1,217,549
   2015                                                1.00 (08/07/15)               0.97                         762,112

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE              VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                   PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2017                                            $  1.06                         $  1.12                            35,429
    2016                                               0.98                            1.06                            14,173
    2015                                               1.00 (08/07/15)                 0.98                             9,877

PNC INTERNATIONAL EQUITY FUND - A CLASS
  BAND 125
    2017                                            $  0.98                         $  1.28                            30,113
    2016                                               0.99                            0.98                             8,745

PNC INTERNATIONAL EQUITY FUND - I CLASS
  BAND 125
    2017                                            $  0.98                         $  1.29                           353,932
    2016                                               0.99                            0.98                               905

PNC MULTI-FACTOR SMALL CAP CORE FUND - A CLASS
  BAND 125
    2017                                            $  1.11                         $  1.23                           284,247
    2016                                               0.96                            1.11                            13,266

PNC MULTI-FACTOR SMALL CAP CORE FUND - I CLASS
  BAND 125
    2017                                            $  1.11                         $  1.23                           274,263
    2016                                               0.96                            1.11                            31,616

PRINCIPAL MIDCAP S&P 400 INDEX FUND - R3 CLASS
  BAND 125
    2017                                            $  1.00 (03/23/17)              $  1.12                           619,626

  BAND 100
    2017                                            $  1.00 (03/23/17)              $  1.12                            24,138

  BAND 50
    2017                                            $  1.00 (03/23/17)              $  1.12                            11,615

PRINCIPAL SMALLCAP S&P 600 INDEX FUND - R3 CLASS
  BAND 125
    2017                                            $  1.00 (03/23/17)              $  1.13                           644,253

  BAND 100
    2017                                            $  1.00 (03/23/17)              $  1.13                            24,875

  BAND 50
    2017                                            $  1.00 (03/23/17)              $  1.13                               575

PRUDENTIAL GLOBAL REAL ESTATE FUND - A CLASS
  BAND 125
    2017                                            $  1.59                         $  1.74                           362,172
    2016                                               1.60                            1.59                           379,568
    2015                                               1.62                            1.60                           468,172
    2014                                               1.44                            1.62                           435,196
    2013                                               1.41                            1.44                           564,275
    2012                                               1.12                            1.41                           423,435
    2011                                               1.21                            1.12                           241,213
    2010                                               1.00 (05/27/10)                 1.21                            14,680

  BAND 100
    2017                                            $  1.61                         $  1.77                            67,136
    2016                                               1.62                            1.61                            91,672
    2015                                               1.64                            1.62                           107,556
    2014                                               1.45                            1.64                           111,813

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2017                                          $  1.72                       $ 1.91                              -
    2016                                             1.71                         1.72                              -
    2015                                             1.72                         1.71                          9,191
    2014                                             1.51                         1.72                        233,043
    2013                                             1.45                         1.51                          6,440
    2012                                             1.15                         1.45                         85,323
    2011                                             1.22                         1.15                         81,849

PRUDENTIAL GLOBAL REAL ESTATE FUND - Q CLASS
  BAND 125
    2017                                          $  1.00                       $ 1.11                         64,036

  BAND 0
    2017                                          $  1.01                       $ 1.12                      1,701,027

PRUDENTIAL GLOBAL REAL ESTATE FUND - Z CLASS
  BAND 125
    2017                                          $  1.62                       $ 1.78                      4,046,992
    2016                                             1.63                         1.62                      4,631,843
    2015                                             1.64                         1.63                      4,125,624
    2014                                             1.46                         1.64                      3,769,563
    2013                                             1.42                         1.46                      1,924,640
    2012                                             1.13                         1.42                        750,532
    2011                                             1.21                         1.13                        351,243
    2010                                             1.00 (05/27/10)              1.21                        122,878

  BAND 0
    2017                                          $  1.76                       $ 1.96                              -
    2016                                             1.74                         1.76                      1,334,112
    2015                                             1.74                         1.74                      1,263,582
    2014                                             1.52                         1.74                      1,818,599
    2013                                             1.47                         1.52                      1,978,304
    2012                                             1.15                         1.47                      2,259,241

PRUDENTIAL HIGH YIELD FUND - A CLASS
  BAND 125
    2017                                          $  1.51                       $ 1.60                      2,321,614
    2016                                             1.33                         1.51                      2,652,193
    2015                                             1.38                         1.33                      3,043,215
    2014                                             1.36                         1.38                      3,100,337
    2013                                             1.29                         1.36                      3,113,756
    2012                                             1.15                         1.29                      1,814,111
    2011                                             1.11                         1.15                        461,320
    2010                                             1.00 (05/27/10)              1.11                         24,381

  BAND 100
    2017                                          $  1.53                       $ 1.63                        882,966
    2016                                             1.34                         1.53                        874,273
    2015                                             1.40                         1.34                        853,358
    2014                                             1.38                         1.40                        617,821
    2013                                             1.30                         1.38                            153

  BAND 0
    2017                                          $  1.64                       $ 1.76                         91,836
    2016                                             1.42                         1.64                        149,602
    2015                                             1.46                         1.42                        134,303
    2014                                             1.43                         1.46                         89,822
    2013                                             1.33                         1.43                             20

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL HIGH YIELD FUND - Q CLASS
  BAND 125
    2017                                             $ 1.01                        $ 1.07                         671,963

PRUDENTIAL HIGH YIELD FUND - Z CLASS
  BAND 125
    2017                                             $ 1.53                        $ 1.63                      12,943,915
    2016                                               1.35                          1.53                      12,543,159
    2015                                               1.40                          1.35                      11,178,894
    2014                                               1.38                          1.40                       7,384,604
    2013                                               1.30                          1.38                       7,203,230
    2012                                               1.15                          1.30                       7,203,555
    2011                                               1.11                          1.15                       1,401,886
    2010                                               1.00 (05/27/10)               1.11                         485,089

  BAND 0
    2017                                             $ 1.67                        $ 1.80                         576,699
    2016                                               1.44                          1.67                         771,982
    2015                                               1.48                          1.44                         190,017
    2014                                               1.44                          1.48                         162,571
    2013                                               1.34                          1.44                         564,636
    2012                                               1.18                          1.34                         485,084

PRUDENTIAL JENNISON 20/20 FOCUS - A CLASS
  BAND 125
    2017                                             $ 1.72                        $ 2.15                          72,728
    2016                                               1.69                          1.72                          84,524
    2015                                               1.63                          1.69                         108,758
    2014                                               1.56                          1.63                         126,421
    2013                                               1.22                          1.56                         271,338
    2012                                               1.10                          1.22                         178,893
    2011                                               1.16                          1.10                         142,547
    2010                                               1.00 (05/27/10)               1.16                          11,571

  BAND 100
    2017                                             $ 1.75                        $ 2.19                          76,306
    2016                                               1.71                          1.75                          79,030
    2015                                               1.65                          1.71                          87,318
    2014                                               1.57                          1.65                          96,299

PRUDENTIAL JENNISON 20/20 FOCUS - Z CLASS
  BAND 125
    2017                                             $ 1.75                        $ 2.20                               -
    2016                                               1.71                          1.75                               -
    2015                                               1.66                          1.71                           2,804
    2014                                               1.57                          1.66                           1,061
    2013                                               1.23                          1.57                         245,685
    2012                                               1.10                          1.23                         313,758
    2011                                               1.16                          1.10                         290,652

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON FINANCIAL SERVICES FUND - A CLASS (FORMERLY PRUDENTIAL FINANCIAL SERVICES FUND)
  BAND 125
    2017                                          $  1.32                       $ 1.61                        128,727
    2016                                             1.30                         1.32                         56,393
    2015                                             1.48                         1.30                        147,320
    2014                                             1.59                         1.48                        199,476
    2013                                             1.25                         1.59                        252,635
    2012                                             0.95                         1.25                        132,685
    2011                                             1.19                         0.95                         84,943
    2010                                             1.02                         1.19                         11,141

  BAND 100
    2017                                          $  1.34                       $ 1.64                         20,509
    2016                                             1.32                         1.34                         25,217
    2015                                             1.50                         1.32                         32,681
    2014                                             1.61                         1.50                         28,520
    2013                                             1.26                         1.61                            727
    2012                                             0.96                         1.26                          2,969

  BAND 0
    2017                                          $  1.44                       $ 1.78                              -
    2016                                             1.40                         1.44                              -
    2015                                             1.58                         1.40                          1,365
    2014                                             1.67                         1.58                          1,943
    2013                                             1.30                         1.67                          2,593
    2012                                             0.98                         1.30                            159
    2011                                             1.20                         0.98                            358

PRUDENTIAL JENNISON FINANCIAL SERVICES FUND - Z CLASS (FORMERLY PRUDENTIAL FINANCIAL SERVICES FUND)
  BAND 125
    2017                                          $  1.35                       $ 1.65                         94,881
    2016                                             1.32                         1.35                        203,204
    2015                                             1.50                         1.32                        142,879
    2014                                             1.61                         1.50                        234,402
    2013                                             1.26                         1.61                        213,927
    2012                                             0.96                         1.26                        100,464
    2011                                             1.19                         0.96                         81,788

PRUDENTIAL JENNISON FOCUSED GROWTH FUND - Z CLASS (FORMERLY PRUDENTIAL JENNISON SELECT GROWTH FUND)
  BAND 125
    2017                                          $  1.12                       $ 1.50                             76
    2016                                             1.17                         1.12                          2,573

PRUDENTIAL JENNISON HEALTH SCIENCES FUND - A CLASS
  BAND 125
    2017                                          $  2.99                       $ 3.87                        340,591
    2016                                             3.55                         2.99                        492,240
    2015                                             3.42                         3.55                        827,535
    2014                                             2.56                         3.42                        530,485
    2013                                             1.66                         2.56                        675,739
    2012                                             1.34                         1.66                        408,777
    2011                                             1.21                         1.34                        164,560
    2010                                             1.03                         1.21                         15,814

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2017                                             $ 3.04                        $ 3.95                        193,366
   2016                                               3.60                          3.04                        201,082
   2015                                               3.46                          3.60                        340,910
   2014                                               2.58                          3.46                        250,136
   2013                                               1.67                          2.58                          2,815
   2012                                               1.35                          1.67                          2,644

  BAND 0
   2017                                             $ 3.26                        $ 4.28                              -
   2016                                               3.82                          3.26                              -
   2015                                               3.64                          3.82                              -
   2014                                               2.69                          3.64                              -
   2013                                               1.72                          2.69                              -
   2012                                               1.38                          1.72                         10,057

PRUDENTIAL JENNISON HEALTH SCIENCES FUND - Z CLASS
  BAND 125
   2017                                             $ 3.05                        $ 3.96                      1,526,828
   2016                                               3.61                          3.05                      1,349,096
   2015                                               3.47                          3.61                      1,305,928
   2014                                               2.59                          3.47                        977,638
   2013                                               1.67                          2.59                        730,130
   2012                                               1.35                          1.67                        459,585
   2011                                               1.21                          1.35                        141,943

PRUDENTIAL JENNISON MID CAP GROWTH FUND - A CLASS
  BAND 125
   2017                                             $ 1.86                        $ 2.25                      1,594,857
   2016                                               1.82                          1.86                      1,968,244
   2015                                               1.89                          1.82                      2,750,737
   2014                                               1.75                          1.89                      2,825,271
   2013                                               1.39                          1.75                      2,865,318
   2012                                               1.21                          1.39                      2,272,166
   2011                                               1.20                          1.21                        833,948
   2010                                               1.02                          1.20                        125,190

  BAND 100
   2017                                             $ 1.89                        $ 2.29                        478,997
   2016                                               1.84                          1.89                        630,286
   2015                                               1.91                          1.84                        631,730
   2014                                               1.77                          1.91                        602,861
   2013                                               1.40                          1.77                          2,112
   2012                                               1.22                          1.40                          1,110

PRUDENTIAL JENNISON MID CAP GROWTH FUND - Q CLASS
  BAND 125
   2017                                             $ 0.98                        $ 1.19                        653,911

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON MID CAP GROWTH FUND - Z CLASS
  BAND 125
   2017                                               $ 1.90                         $ 2.30                         5,591,142
   2016                                                 1.85                           1.90                         8,300,239
   2015                                                 1.92                           1.85                         8,573,639
   2014                                                 1.77                           1.92                         8,524,807
   2013                                                 1.40                           1.77                         8,589,917
   2012                                                 1.22                           1.40                         7,164,718
   2011                                                 1.21                           1.22                         4,698,055
   2010                                                 1.02                           1.21                         2,366,801

  BAND 0
   2017                                               $ 2.07                         $ 2.54                                 -
   2016                                                 1.99                           2.07                         1,433,364
   2015                                                 2.04                           1.99                         1,383,713
   2014                                                 1.87                           2.04                         1,245,641
   2013                                                 1.46                           1.87                         1,709,726
   2012                                                 1.25                           1.46                         1,827,836

PRUDENTIAL JENNISON NATURAL RESOURCES FUND - A CLASS
  BAND 125
   2017                                               $ 0.80                         $ 0.83                           455,460
   2016                                                 0.60                           0.80                           629,350
   2015                                                 0.86                           0.60                           805,341
   2014                                                 1.09                           0.86                           856,358
   2013                                                 1.01                           1.09                           846,576
   2012                                                 1.05                           1.01                           625,061
   2011                                                 1.31                           1.05                           429,634
   2010                                                 1.04                           1.31                            14,085

  BAND 100
   2017                                               $ 0.81                         $ 0.84                            59,392
   2016                                                 0.61                           0.81                           170,945
   2015                                                 0.87                           0.61                            75,993
   2014                                                 1.10                           0.87                            58,113

  BAND 0
   2017                                               $ 0.87                         $ 0.91                                 -
   2016                                                 0.65                           0.87                                 -
   2015                                                 0.92                           0.65                            59,098
   2014                                                 1.15                           0.92                            39,348
   2013                                                 1.05                           1.15                            19,065
   2012                                                 1.08                           1.05                            11,161
   2011                                                 1.32                           1.08                             7,568

PRUDENTIAL JENNISON NATURAL RESOURCES FUND - Q CLASS
  BAND 125
   2017                                               $ 0.96                         $ 1.00                           421,709

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON NATURAL RESOURCES FUND - Z CLASS
  BAND 125
   2017                                             $  0.81                       $ 0.85                       1,110,661
   2016                                                0.61                         0.81                       1,175,492
   2015                                                0.88                         0.61                       1,793,825
   2014                                                1.11                         0.88                       1,443,603
   2013                                                1.02                         1.11                       1,292,196
   2012                                                1.06                         1.02                       1,032,642
   2011                                                1.31                         1.06                         747,545
   2010                                                1.04                         1.31                         111,988

PRUDENTIAL JENNISON SMALL COMPANY FUND - A CLASS
  BAND 125
   2017                                             $  1.55                       $ 1.82                         289,499
   2016                                                1.38                         1.55                         474,588
   2015                                                1.46                         1.38                         555,574
   2014                                                1.37                         1.46                         392,335
   2013                                                1.03                         1.37                         474,775
   2012                                                0.92                         1.03                         446,337

PRUDENTIAL JENNISON SMALL COMPANY FUND - Z CLASS
  BAND 125
   2017                                             $  1.57                       $ 1.86                       1,522,019
   2016                                                1.40                         1.57                       1,103,642
   2015                                                1.47                         1.40                       2,549,103
   2014                                                1.38                         1.47                       2,172,499
   2013                                                1.04                         1.38                       1,654,985
   2012                                                0.92                         1.04                          34,010

PRUDENTIAL QMA MID CAP VALUE FUND - A CLASS
  BAND 125
   2017                                             $  1.14                       $ 1.27                         280,722
   2016                                                0.96                         1.14                         333,247
   2015                                                1.04                         0.96                         117,987

PRUDENTIAL QMA MID CAP VALUE FUND - Z CLASS
  BAND 125
   2017                                             $  1.15                       $ 1.28                       2,407,769
   2016                                                0.96                         1.15                       1,959,773
   2015                                                1.04                         0.96                       3,233,327
   2014                                                1.00 (06/26/14)              1.04                           7,063

PRUDENTIAL TOTAL RETURN BOND FUND - A CLASS
  BAND 125
   2017                                             $  1.26                       $ 1.32                       7,304,366
   2016                                                1.22                         1.26                       8,134,061
   2015                                                1.24                         1.22                       6,928,446
   2014                                                1.18                         1.24                       4,624,302
   2013                                                1.20                         1.18                       3,419,144
   2012                                                1.11                         1.20                       2,606,393
   2011                                                1.05                         1.11                         461,207
   2010                                                1.00 (05/27/10)              1.05                          46,005

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2017                                               $ 1.28                         $ 1.35                         1,133,426
   2016                                                 1.24                           1.28                         1,342,572
   2015                                                 1.25                           1.24                         1,266,896
   2014                                                 1.19                           1.25                         1,109,935
   2013                                                 1.21                           1.19                             1,288

  BAND 0
   2017                                               $ 1.37                         $ 1.46                            31,136
   2016                                                 1.31                           1.37                           138,472
   2015                                                 1.31                           1.31                           332,770
   2014                                                 1.23                           1.31                           219,047

PRUDENTIAL TOTAL RETURN BOND FUND - Q CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.06                         4,793,832

  BAND 0
   2017                                               $ 1.00                         $ 1.07                           873,145

PRUDENTIAL TOTAL RETURN BOND FUND - Z CLASS
  BAND 125
   2017                                               $ 1.28                         $ 1.35                        34,470,621
   2016                                                 1.24                           1.28                        28,580,730
   2015                                                 1.25                           1.24                        20,210,654
   2014                                                 1.18                           1.25                        12,454,031
   2013                                                 1.21                           1.18                         2,095,986
   2012                                                 1.12                           1.21                         1,574,335
   2011                                                 1.05                           1.12                           367,366

  BAND 0
   2017                                               $ 1.39                         $ 1.48                            15,478
   2016                                                 1.33                           1.39                           436,441
   2015                                                 1.33                           1.33                           343,278
   2014                                                 1.24                           1.33                           306,983
   2013                                                 1.25                           1.24                           201,284
   2012                                                 1.14                           1.25                           161,543

PUTNAM GROWTH OPPORTUNITIES FUND - A CLASS
  BAND 125
   2017                                               $ 1.09                         $ 1.41                             1,621
   2016                                                 1.04                           1.09                               844

RUSSELL COMMODITY STRATEGIES FUND - S CLASS
  BAND 125
   2017                                               $ 0.55                         $ 0.55                            27,014
   2016                                                 0.50                           0.55                            41,583
   2015                                                 0.67                           0.50                            41,496
   2014                                                 0.84                           0.67                           574,167
   2013                                                 0.94                           0.84                           181,387

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

RUSSELL EMERGING MARKETS FUND - S CLASS
  BAND 125
    2017                                             $ 1.72                       $ 2.30                         158,975
    2016                                               1.56                         1.72                         347,752
    2015                                               1.88                         1.56                         351,312
    2014                                               1.95                         1.88                         161,619
    2013                                               2.00                         1.95                         156,717
    2012                                               1.71                         2.00                         138,327
    2011                                               2.11                         1.71                           5,554
    2010                                               1.78                         2.11                           8,635
    2009                                               0.98                         1.78                           1,896

RUSSELL GLOBAL EQUITY FUND - S CLASS
  BAND 125
    2017                                             $ 2.13                       $ 2.60                             888
    2016                                               2.01                         2.13                           1,777
    2015                                               2.04                         2.01                           1,195
    2014                                               1.98                         2.04                              68
    2013                                               1.57                         1.98                              24
    2012                                               1.37                         1.57                              23

RUSSELL GLOBAL REAL ESTATE SECURITIES FUND - S CLASS
  BAND 125
    2017                                             $ 2.05                       $ 2.26                         782,645
    2016                                               2.02                         2.05                         455,988
    2015                                               2.05                         2.02                         421,236
    2014                                               1.81                         2.05                         411,381
    2013                                               1.78                         1.81                         982,671
    2012                                               1.41                         1.78                       1,023,006
    2011                                               1.54                         1.41                       1,061,061

RUSSELL INVESTMENT GRADE BOND FUND - S CLASS
  BAND 125
    2017                                             $ 1.37                       $ 1.40                         264,676
    2016                                               1.35                         1.37                         236,844
    2015                                               1.36                         1.35                         212,108

RUSSELL LIFEPOINTS BALANCED STRATEGY FUND - R1 CLASS
  BAND 125
    2017                                             $ 1.81                       $ 1.98                         643,124
    2016                                               1.68                         1.81                       1,451,748
    2015                                               1.74                         1.68                       1,723,675
    2014                                               1.68                         1.74                       7,656,114
    2013                                               1.51                         1.68                       9,898,683
    2012                                               1.36                         1.51                      11,102,935
    2011                                               1.41                         1.36                       7,025,000
    2010                                               1.26                         1.41                       5,475,016
    2009                                               1.00                         1.26                       4,743,125

                                                                               ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS BALANCED STRATEGY FUND - R5 CLASS
  BAND 125
    2017                                            $ 1.66                          $ 1.80                          2,524,126
    2016                                              1.55                            1.66                          3,582,873
    2015                                              1.61                            1.55                          4,555,770
    2014                                              1.57                            1.61                          5,378,976
    2013                                              1.42                            1.57                          8,530,511
    2012                                              1.28                            1.42                          9,417,426
    2011                                              1.34                            1.28                         10,823,953
    2010                                              1.20                            1.34                          9,069,227
    2009                                              0.96                            1.20                          7,761,627
    2008                                              1.39                            0.96                          7,920,969

  BAND 100
    2017                                            $ 1.72                          $ 1.87                            558,150
    2016                                              1.60                            1.72                            667,975
    2015                                              1.66                            1.60                            569,691
    2014                                              1.60                            1.66                            664,272
    2013                                              1.45                            1.60                             24,828
    2012                                              1.30                            1.45                             37,151
    2011                                              1.36                            1.30                             42,663
    2010                                              1.21                            1.36                             38,545
    2009                                              0.97                            1.21                             36,460
    2008                                              1.40                            0.97                             35,525

  BAND 50
    2017                                            $ 1.83                          $ 2.00                            146,929
    2016                                              1.69                            1.83                            433,543
    2015                                              1.75                            1.69                            511,477
    2014                                              1.68                            1.75                            534,734
    2013                                              1.51                            1.68                            456,512
    2012                                              1.35                            1.51                            490,976
    2011                                              1.40                            1.35                            459,865
    2010                                              1.25                            1.40                            426,271
    2009                                              0.99                            1.25                            373,956
    2008                                              1.43                            0.99                            333,417

  BAND 0
    2017                                            $ 1.95                          $ 2.14                                  -
    2016                                              1.79                            1.95                             43,489
    2015                                              1.84                            1.79                             37,590
    2014                                              1.77                            1.84                             35,301
    2013                                              1.58                            1.77                            906,630
    2012                                              1.41                            1.58                          1,799,410
    2011                                              1.45                            1.41                          1,894,903
    2010                                              1.28                            1.45                          1,848,734
    2009                                              1.02                            1.28                          1,829,727
    2008                                              1.45                            1.02                          1,567,276

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND - R1 CLASS
  BAND 125
    2017                                          $  1.51                       $ 1.58                        128,910
    2016                                             1.45                         1.51                        139,577
    2015                                             1.48                         1.45                        336,381
    2014                                             1.44                         1.48                        377,735
    2013                                             1.42                         1.44                        391,873
    2012                                             1.32                         1.42                      1,506,843
    2011                                             1.31                         1.32                      1,452,566
    2010                                             1.20                         1.31                      1,017,844
    2009                                             1.00                         1.20                        862,597

RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND - R5 CLASS
  BAND 125
    2017                                          $  1.38                       $ 1.44                        451,588
    2016                                             1.33                         1.38                        473,106
    2015                                             1.37                         1.33                        642,920
    2014                                             1.34                         1.37                        798,247
    2013                                             1.32                         1.34                      1,823,944
    2012                                             1.24                         1.32                      2,234,292
    2011                                             1.23                         1.24                      1,639,854
    2010                                             1.13                         1.23                      1,366,110
    2009                                             0.96                         1.13                      1,134,503
    2008                                             1.15                         0.96                      1,078,024

  BAND 100
    2017                                          $  1.42                       $ 1.49                        345,323
    2016                                             1.37                         1.42                        429,245
    2015                                             1.41                         1.37                        402,130
    2014                                             1.37                         1.41                        364,723
    2013                                             1.35                         1.37                         99,866
    2012                                             1.26                         1.35                          5,074
    2011                                             1.25                         1.26                          2,056

  BAND 50
    2017                                          $  1.52                       $ 1.59                         89,201
    2016                                             1.45                         1.52                         89,426
    2015                                             1.48                         1.45                         84,687
    2014                                             1.44                         1.48                         98,977
    2013                                             1.41                         1.44                        373,734
    2012                                             1.31                         1.41                        326,660
    2011                                             1.29                         1.31                        319,882
    2010                                             1.18                         1.29                        293,880
    2009                                             0.99                         1.18                        223,530
    2008                                             1.18                         0.99                        180,750

  BAND 0
    2017                                          $  1.62                       $ 1.70                              -
    2016                                             1.54                         1.62                              -
    2015                                             1.56                         1.54                              -
    2014                                             1.51                         1.56                              -
    2013                                             1.47                         1.51                         19,532
    2012                                             1.36                         1.47                        121,019
    2011                                             1.34                         1.36                         73,875
    2010                                             1.22                         1.34                        184,249
    2009                                             1.02                         1.22                         32,381
    2008                                             1.20                         1.02                         61,061

                                                                               ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND - R1 CLASS
  BAND 125
    2017                                            $ 1.93                          $ 2.21                           212,639
    2016                                              1.76                            1.93                           406,214
    2015                                              1.85                            1.76                           354,418
    2014                                              1.81                            1.85                           469,734
    2013                                              1.52                            1.81                           420,737
    2012                                              1.34                            1.52                           650,396
    2011                                              1.46                            1.34                           773,944
    2010                                              1.29                            1.46                           853,218
    2009                                              1.00                            1.29                           607,049

RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND - R5 CLASS
  BAND 125
    2017                                            $ 1.68                          $ 1.92                           621,434
    2016                                              1.54                            1.68                           920,855
    2015                                              1.63                            1.54                           995,654
    2014                                              1.60                            1.63                         1,211,017
    2013                                              1.36                            1.60                         1,788,660
    2012                                              1.20                            1.36                         1,839,466
    2011                                              1.31                            1.20                         1,719,565
    2010                                              1.17                            1.31                         1,827,807
    2009                                              0.91                            1.17                         1,833,540
    2008                                              1.59                            0.91                         1,808,632

  BAND 100
    2017                                            $ 1.74                          $ 1.99                            92,481
    2016                                              1.58                            1.74                            75,461
    2015                                              1.67                            1.58                           104,183
    2014                                              1.64                            1.67                           138,920
    2013                                              1.39                            1.64                               105
    2012                                              1.22                            1.39                                18
    2011                                              1.33                            1.22                                 -
    2010                                              1.18                            1.33                            17,762
    2009                                              0.92                            1.18                            13,428
    2008                                              1.60                            0.92                             8,048

  BAND 50
    2017                                            $ 1.85                          $ 2.13                           190,393
    2016                                              1.68                            1.85                           200,220
    2015                                              1.76                            1.68                           175,719
    2014                                              1.72                            1.76                           178,846
    2013                                              1.45                            1.72                           153,841
    2012                                              1.27                            1.45                           152,303
    2011                                              1.37                            1.27                           109,599
    2010                                              1.22                            1.37                            95,936
    2009                                              0.94                            1.22                            65,770
    2008                                              1.63                            0.94                            54,653

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2017                                             $ 1.97                        $ 2.28                               -
    2016                                               1.78                          1.97                               -
    2015                                               1.86                          1.78                               -
    2014                                               1.80                          1.86                               -
    2013                                               1.51                          1.80                         259,140
    2012                                               1.32                          1.51                         596,123
    2011                                               1.42                          1.32                         655,879
    2010                                               1.25                          1.42                         564,669
    2009                                               0.96                          1.25                         498,307
    2008                                               1.66                          0.96                         352,872

RUSSELL LIFEPOINTS GROWTH STRATEGY FUND - R1 CLASS
  BAND 125
    2017                                             $ 1.86                        $ 2.10                         779,434
    2016                                               1.71                          1.86                       1,097,720
    2015                                               1.79                          1.71                       1,127,169
    2014                                               1.75                          1.79                       1,212,499
    2013                                               1.52                          1.75                         954,293
    2012                                               1.35                          1.52                       2,112,934
    2011                                               1.44                          1.35                       2,186,891
    2010                                               1.28                          1.44                       2,130,870
    2009                                               1.00                          1.28                       1,632,635

RUSSELL LIFEPOINTS GROWTH STRATEGY FUND - R5 CLASS
  BAND 125
    2017                                             $ 1.67                        $ 1.87                       1,002,907
    2016                                               1.54                          1.67                       1,493,635
    2015                                               1.62                          1.54                       1,725,968
    2014                                               1.59                          1.62                       3,121,699
    2013                                               1.39                          1.59                       4,822,958
    2012                                               1.24                          1.39                       5,204,747
    2011                                               1.33                          1.24                       4,912,708
    2010                                               1.18                          1.33                       4,777,844
    2009                                               0.93                          1.18                       4,296,854
    2008                                               1.48                          0.93                       2,986,069

  BAND 100
    2017                                             $ 1.72                        $ 1.93                         160,227
    2016                                               1.59                          1.72                         226,757
    2015                                               1.67                          1.59                         302,050
    2014                                               1.63                          1.67                         267,749
    2013                                               1.42                          1.63                          50,626
    2012                                               1.26                          1.42                          29,612
    2011                                               1.35                          1.26                          12,042
    2010                                               1.20                          1.35                           7,266
    2009                                               0.94                          1.20                           6,441
    2008                                               1.49                          0.94                          26,684

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2017                                              $ 1.83                        $ 2.07                         245,696
   2016                                                1.68                          1.83                         245,780
   2015                                                1.76                          1.68                         217,464
   2014                                                1.71                          1.76                         268,627
   2013                                                1.48                          1.71                         349,732
   2012                                                1.31                          1.48                         385,295
   2011                                                1.40                          1.31                         412,926
   2010                                                1.23                          1.40                         403,473
   2009                                                0.97                          1.23                         357,581
   2008                                                1.52                          0.97                         309,263

  BAND 0
   2017                                              $ 1.95                        $ 2.21                               -
   2016                                                1.78                          1.95                               -
   2015                                                1.85                          1.78                               -
   2014                                                1.79                          1.85                               -
   2013                                                1.54                          1.79                          81,661
   2012                                                1.36                          1.54                         314,098
   2011                                                1.44                          1.36                         306,558
   2010                                                1.27                          1.44                         313,806
   2009                                                0.99                          1.27                         294,218
   2008                                                1.55                          0.99                         227,933

RUSSELL LIFEPOINTS MODERATE STRATEGY FUND - R1 CLASS
  BAND 125
   2017                                              $ 1.68                        $ 1.80                         284,881
   2016                                                1.58                          1.68                         391,391
   2015                                                1.62                          1.58                         391,475
   2014                                                1.56                          1.62                         416,334
   2013                                                1.48                          1.56                         473,384
   2012                                                1.36                          1.48                       4,654,285
   2011                                                1.37                          1.36                       4,969,510
   2010                                                1.23                          1.37                       5,032,536
   2009                                                1.00                          1.23                       4,922,739

RUSSELL LIFEPOINTS MODERATE STRATEGY FUND - R5 CLASS
  BAND 125
   2017                                              $ 1.52                        $ 1.63                       1,153,952
   2016                                                1.43                          1.52                       1,393,124
   2015                                                1.49                          1.43                       1,702,381
   2014                                                1.44                          1.49                       1,928,284
   2013                                                1.37                          1.44                       3,266,255
   2012                                                1.26                          1.37                       3,317,427
   2011                                                1.28                          1.26                       3,292,482
   2010                                                1.16                          1.28                       2,906,257
   2009                                                0.95                          1.16                       1,974,643
   2008                                                1.26                          0.95                       2,021,551

  BAND 100
   2017                                              $ 1.57                        $ 1.68                         223,448
   2016                                                1.48                          1.57                         260,204
   2015                                                1.53                          1.48                         236,080
   2014                                                1.48                          1.53                         247,001
   2013                                                1.40                          1.48                             435
   2012                                                1.29                          1.40                              72

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2017                                          $  1.67                       $ 1.80                         103,123
    2016                                             1.57                         1.67                         103,133
    2015                                             1.61                         1.57                         102,925
    2014                                             1.55                         1.61                         123,211
    2013                                             1.47                         1.55                         176,040
    2012                                             1.34                         1.47                         189,533
    2011                                             1.35                         1.34                         202,314
    2010                                             1.21                         1.35                         178,288
    2009                                             0.98                         1.21                         233,571
    2008                                             1.30                         0.98                         204,372

  BAND 0
    2017                                          $  1.78                       $ 1.93                               -
    2016                                             1.66                         1.78                               -
    2015                                             1.70                         1.66                               -
    2014                                             1.62                         1.70                               -
    2013                                             1.53                         1.62                             417
    2012                                             1.39                         1.53                          71,563
    2011                                             1.39                         1.39                          70,705
    2010                                             1.24                         1.39                          72,626
    2009                                             1.01                         1.24                         212,459
    2008                                             1.32                         1.01                         193,024

RUSSELL SHORT DURATION BOND FUND - S CLASS
  BAND 125
    2017                                          $  1.21                       $ 1.21                       1,527,261
    2016                                             1.19                         1.21                       1,281,554
    2015                                             1.20                         1.19                         445,197
    2014                                             1.21                         1.20                         343,879
    2013                                             1.22                         1.21                             841
    2012                                             1.17                         1.22                             501
    2011                                             1.17                         1.17                             152

RUSSELL STRATEGIC BOND FUND - S CLASS
  BAND 125
    2017                                          $  1.47                       $ 1.52                               -
    2016                                             1.45                         1.47                         734,839

RUSSELL U.S. CORE EQUITY FUND - S CLASS
  BAND 125
    2017                                          $  2.50                       $ 2.99                          63,232
    2016                                             2.27                         2.50                          70,879
    2015                                             2.29                         2.27                          78,453
    2014                                             2.08                         2.29                          78,744
    2013                                             1.60                         2.08                          80,462
    2012                                             1.40                         1.60                         100,558
    2011                                             1.46                         1.40                         108,122
    2010                                             1.28                         1.46                         117,536
    2009                                             1.00                         1.28                         127,289

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

RUSSELL U.S. DEFENSIVE EQUITY FUND - S CLASS
  BAND 125
    2017                                          $ 2.43                        $ 2.84                             534
    2016                                            2.23                          2.43                             397
    2015                                            2.21                          2.23                             399
    2014                                            1.99                          2.21                             336
    2013                                            1.54                          1.99                             256
    2012                                            1.40                          1.54                             173
    2011                                            1.36                          1.40                              84

RUSSELL U.S. SMALL CAP EQUITY FUND - S CLASS
  BAND 125
    2017                                          $ 2.89                        $ 3.26                          74,848
    2016                                            2.40                          2.89                          47,273
    2015                                            2.59                          2.40                          32,017
    2014                                            2.53                          2.59                          18,246
    2013                                            1.78                          2.53                           1,053

STATE STREET EQUITY 500 INDEX - ADMIN CLASS
  BAND 125
    2017                                          $ 5.69                        $ 6.82                      38,380,345
    2016                                            5.16                          5.69                      40,651,147
    2015                                            5.16                          5.16                      41,393,171
    2014                                            4.61                          5.16                      42,333,699
    2013                                            3.54                          4.61                      44,051,677
    2012                                            3.09                          3.54                      43,175,593
    2011                                            3.08                          3.09                      50,117,530
    2010                                            2.71                          3.08                      51,291,297
    2009                                            2.18                          2.71                      51,231,917
    2008                                            3.49                          2.18                      50,845,463

  BAND 100
    2017                                          $ 5.88                        $ 7.07                           1,895
    2016                                            5.32                          5.88                             174
    2015                                            5.31                          5.32                              30

  BAND 25
    2017                                          $ 6.50                        $ 7.87                               -
    2016                                            5.83                          6.50                               -
    2015                                            5.78                          5.83                               -
    2014                                            5.11                          5.78                               -
    2013                                            3.88                          5.11                               -
    2012                                            3.36                          3.88                               -
    2011                                            3.31                          3.36                               -
    2010                                            2.89                          3.31                         278,361
    2009                                            2.29                          2.89                         231,250
    2008                                            3.64                          2.29                         169,224

  BAND 0
    2017                                          $ 6.72                        $ 8.15                       1,549,429
    2016                                            6.01                          6.72                       3,380,645
    2015                                            5.94                          6.01                       3,320,283
    2014                                            5.24                          5.94                       3,556,329
    2013                                            3.97                          5.24                       3,208,346
    2012                                            3.43                          3.97                       3,309,201
    2011                                            3.37                          3.43                         510,836
    2010                                            2.93                          3.37                         554,848

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX - R CLASS
  BAND 125
    2017                                             $  1.92                       $ 2.29                      13,490,589
    2016                                                1.74                         1.92                      14,267,457
    2015                                                1.76                         1.74                      16,175,833
    2014                                                1.58                         1.76                      17,135,779
    2013                                                1.21                         1.58                      16,680,352
    2012                                                1.07                         1.21                      14,331,536
    2011                                                1.06                         1.07                      11,886,204
    2010                                                0.94                         1.06                      10,242,978
    2009                                                0.76                         0.94                       8,423,461
    2008                                                1.23                         0.76                       4,802,516

  BAND 100
    2017                                             $  1.97                       $ 2.36                       2,689,129
    2016                                                1.79                         1.97                       3,136,355
    2015                                                1.80                         1.79                       2,800,122
    2014                                                1.61                         1.80                       2,480,423
    2013                                                1.24                         1.61                          66,889
    2012                                                1.08                         1.24                          61,519
    2011                                                1.08                         1.08                          46,210
    2010                                                0.95                         1.08                          40,030
    2009                                                0.77                         0.95                          47,648
    2008                                                1.23                         0.77                          30,528

  BAND 50
    2017                                             $  2.09                       $ 2.52                         832,798
    2016                                                1.89                         2.09                         880,964
    2015                                                1.89                         1.89                         944,998
    2014                                                1.68                         1.89                         996,916
    2013                                                1.28                         1.68                       1,226,644
    2012                                                1.12                         1.28                       1,174,782
    2011                                                1.11                         1.12                       1,126,195
    2010                                                0.98                         1.11                       1,001,427
    2009                                                0.78                         0.98                         700,949
    2008                                                1.25                         0.78                         826,395

  BAND 0
    2017                                             $  2.22                       $ 2.68                         664,772
    2016                                                1.99                         2.22                       1,290,284
    2015                                                1.98                         1.99                       1,021,489
    2014                                                1.75                         1.98                       1,985,628
    2013                                                1.33                         1.75                       1,934,741
    2012                                                1.16                         1.33                       1,803,186
    2011                                                1.14                         1.16                       1,605,518
    2010                                                1.00                         1.14                       1,570,803
    2009                                                0.79                         1.00                       1,063,860
    2008                                                1.27                         0.79                         826,531

T. ROWE PRICE BLUE CHIP GROWTH FUND - I CLASS
  BAND 125
    2017                                             $  0.99                       $ 1.33                         737,705

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE BLUE CHIP GROWTH FUND - R CLASS
  BAND 125
   2017                                             $ 2.49                        $ 3.34                       8,603,557
   2016                                               2.51                          2.49                      10,320,805
   2015                                               2.30                          2.51                       2,639,516
   2014                                               2.14                          2.30                       2,062,348
   2013                                               1.54                          2.14                       1,785,029
   2012                                               1.32                          1.54                       1,626,075
   2011                                               1.33                          1.32                         874,061
   2010                                               1.16                          1.33                         739,675
   2009                                               0.83                          1.16                         587,387
   2008                                               1.46                          0.83                         455,034

  BAND 100
   2017                                             $ 2.57                        $ 3.46                         215,099
   2016                                               2.59                          2.57                         249,190
   2015                                               2.36                          2.59                         361,092
   2014                                               2.20                          2.36                         280,633
   2013                                               1.58                          2.20                             881

  BAND 0
   2017                                             $ 2.94                        $ 3.99                         113,211
   2016                                               2.93                          2.94                         153,587
   2015                                               2.65                          2.93                         265,246
   2014                                               2.44                          2.65                         174,048
   2013                                               1.73                          2.44                         192,948
   2012                                               1.47                          1.73                         188,368
   2011                                               1.45                          1.47                         147,101
   2010                                               1.25                          1.45                         182,830
   2009                                               0.88                          1.25                         183,794
   2008                                               1.55                          0.88                          53,548

T. ROWE PRICE EQUITY INCOME FUND - I CLASS
  BAND 125
   2017                                             $ 0.99                        $ 1.14                          16,817

T. ROWE PRICE EQUITY INCOME FUND - R CLASS
  BAND 125
   2017                                             $ 2.51                        $ 2.86                       1,367,323
   2016                                               2.14                          2.51                       1,844,929
   2015                                               2.34                          2.14                       3,293,598
   2014                                               2.21                          2.34                       6,847,846
   2013                                               1.74                          2.21                       6,607,906
   2012                                               1.51                          1.74                       5,766,382
   2011                                               1.55                          1.51                       5,426,626
   2010                                               1.37                          1.55                       4,656,607
   2009                                               1.11                          1.37                       3,502,146
   2008                                               1.75                          1.11                       2,831,166

  BAND 100
   2017                                             $ 2.60                        $ 2.97                       1,114,890
   2016                                               2.21                          2.60                       1,280,826
   2015                                               2.40                          2.21                       1,222,787
   2014                                               2.27                          2.40                         961,169

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2017                                               $ 2.77                         $ 3.19                           301,406
   2016                                                 2.35                           2.77                           405,972
   2015                                                 2.54                           2.35                           453,379
   2014                                                 2.39                           2.54                           562,308
   2013                                                 1.86                           2.39                           566,680
   2012                                                 1.60                           1.86                           520,495
   2011                                                 1.63                           1.60                           532,365
   2010                                                 1.43                           1.63                           531,099
   2009                                                 1.15                           1.43                           438,712
   2008                                                 1.81                           1.15                           375,331

  BAND 0
   2017                                               $ 2.98                         $ 3.44                                 -
   2016                                                 2.51                           2.98                            45,800
   2015                                                 2.71                           2.51                           252,800
   2014                                                 2.53                           2.71                           414,048
   2013                                                 1.96                           2.53                           497,889
   2012                                                 1.68                           1.96                           535,628
   2011                                                 1.70                           1.68                           435.757
   2010                                                 1.49                           1.70                           398,240
   2009                                                 1.19                           1.49                           199,762
   2008                                                 1.86                           1.19                           183,707

T. ROWE PRICE EQUITY INCOME PORTFOLIO
  BAND 125
   2017                                               $ 5.02                         $ 5.75                         8,551,263
   2016                                                 4.27                           5.02                        11,632,288
   2015                                                 4.64                           4.27                        19,149,313
   2014                                                 4.37                           4.64                        29,096,525
   2013                                                 3.41                           4.37                        29,973,089
   2012                                                 2.95                           3.41                        29,358,266
   2011                                                 3.01                           2.95                        31,555,227
   2010                                                 2.65                           3.01                        31,287,671
   2009                                                 2.14                           2.65                        30,736,636
   2008                                                 3.38                           2.14                        31,607,191

  BAND 0
   2017                                               $ 6.59                         $ 7.64                                 -
   2016                                                 5.53                           6.59                                 -
   2015                                                 5.94                           5.53                           132,004
   2014                                                 5.53                           5.94                           123,617
   2013                                                 4.26                           5.53                            97,956

T. ROWE PRICE EUROPEAN STOCK FUND
  BAND 125
   2017                                               $ 1.78                         $ 2.22                           129,459
   2016                                                 2.02                           1.78                           111,701
   2015                                                 2.03                           2.02                           136,796
   2014                                                 2.19                           2.03                           121,710
   2013                                                 1.63                           2.19                           142,585
   2012                                                 1.34                           1.63                           147,414
   2011                                                 1.50                           1.34                           165,127
   2010                                                 1.40                           1.50                           158,801
   2009                                                 1.05                           1.40                           139,222
   2008                                                 1.88                           1.05                           134,583

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE GROWTH STOCK FUND - ADVISOR CLASS
  BAND 125
   2017                                              $ 1.72                       $  2.27                      37,611,459
   2016                                                1.72                          1.72                      38,619,648
   2015                                                1.58                          1.72                      40,907,157
   2014                                                1.47                          1.58                      44,030,473
   2013                                                1.07                          1.47                      46,766,772
   2012                                                0.92                          1.07                      48,546,763
   2011                                                0.94                          0.92                      42,190,123
   2010                                                0.81                          0.94                      45,132,742
   2009                                                0.58                          0.81                      44,304,026
   2008                                                1.01                          0.58                      41,058,680

  BAND 0
   2017                                              $ 1.94                       $  2.59                          17,196
   2016                                                1.92                          1.94                          13,599
   2015                                                1.74                          1.92                         439,758
   2014                                                1.60                          1.74                         355,408

T. ROWE PRICE GROWTH STOCK FUND - I CLASS
  BAND 125
   2017                                              $ 0.99                       $  1.31                         292,697

T. ROWE PRICE GROWTH STOCK FUND - R CLASS
  BAND 125
   2017                                              $ 2.87                       $  3.76                       2,358,657
   2016                                                2.88                          2.87                       2,941,417
   2015                                                2.64                          2.88                       3,528,007
   2014                                                2.47                          2.64                       3,501,500
   2013                                                1.81                          2.47                       4,553,280
   2012                                                1.54                          1.81                       4,264,277
   2011                                                1.59                          1.54                       4,082,195
   2010                                                1.38                          1.59                       3,852,858
   2009                                                0.98                          1.38                       3,944,711
   2008                                                1.73                          0.98                       3,159,609

  BAND 100
   2017                                              $ 2.96                       $  3.90                         769,177
   2016                                                2.97                          2.96                         897,193
   2015                                                2.72                          2.97                         853,849
   2014                                                2.53                          2.72                         693,184
   2013                                                1.85                          2.53                         146,065
   2012                                                1.58                          1.85                         122,679
   2011                                                1.62                          1.58                         109,927
   2010                                                1.40                          1.62                          95,615
   2009                                                0.99                          1.40                          20,297
   2008                                                1.75                          0.99                          12,089

  BAND 50
   2017                                              $ 3.17                       $  4.19                          10,541
   2016                                                3.15                          3.17                          14,404
   2015                                                2.87                          3.15                          17,375
   2014                                                2.67                          2.87                          22,528
   2013                                                1.93                          2.67                          23,539
   2012                                                1.64                          1.93                          24,109
   2011                                                1.68                          1.64                          30,150
   2010                                                1.45                          1.68                          42,627

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2017                                          $  3.42                       $ 4.55                              -
    2016                                             3.39                         3.42                         12,869
    2015                                             3.08                         3.39                          9,352
    2014                                             2.84                         3.08                        158,772
    2013                                             2.05                         2.84                        147,777
    2012                                             1.73                         2.05                        161,642
    2011                                             1.76                         1.73                        142,187
    2010                                             1.51                         1.76                        113,697
    2009                                             1.06                         1.51                        113,454
    2008                                             1.84                         1.06                         88,934

T. ROWE PRICE INTERNATIONAL STOCK FUND - R CLASS
  BAND 125
    2017                                          $  1.74                       $ 2.19                         69,645
    2016                                             1.73                         1.74                         67,137
    2015                                             1.78                         1.73                        158,978
    2014                                             1.83                         1.78                        260,858
    2013                                             1.63                         1.83                        360,682
    2012                                             1.40                         1.63                        309,233
    2011                                             1.62                         1.40                        193,069
    2010                                             1.44                         1.62                        194,558
    2009                                             0.96                         1.44                        275,610
    2008                                             1.89                         0.96                        191,202

  BAND 100
    2017                                          $  1.80                       $ 2.27                         74,983
    2016                                             1.79                         1.80                         94,083
    2015                                             1.83                         1.79                        106,967
    2014                                             1.88                         1.83                        108,530
    2013                                             1.67                         1.88                            327

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND - ADVISOR CLASS
  BAND 125
    2017                                          $  0.83                       $ 0.98                     11,283,929
    2016                                             0.83                         0.83                     12,687,016
    2015                                             0.87                         0.83                     12,679,036
    2014                                             0.94                         0.87                     12,502,774
    2013                                             0.77                         0.94                     12,854,624
    2012                                             0.68                         0.77                     12,882,601
    2011                                             0.77                         0.68                     12,937,832
    2010                                             0.71                         0.77                     12,584,870
    2009                                             0.54                         0.71                     17,713,993
    2008                                             0.99                         0.54                     15,573,207

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND - R CLASS
  BAND 125
    2017                                          $  2.16                       $ 2.56                        564,030
    2016                                             2.19                         2.16                        625,560
    2015                                             2.30                         2.19                        650,419
    2014                                             2.47                         2.30                        739,250
    2013                                             2.04                         2.47                        974,711
    2012                                             1.80                         2.04                        950,455
    2011                                             2.06                         1.80                        865,689
    2010                                             1.89                         2.06                        849,990
    2009                                             1.43                         1.89                        979,529
    2008                                             2.64                         1.43                        966,118

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2017                                               $ 2.23                         $ 2.66                           158,126
   2016                                                 2.26                           2.23                           189,191
   2015                                                 2.36                           2.26                           202,642
   2014                                                 2.53                           2.36                           203,466
   2013                                                 2.09                           2.53                            69,914
   2012                                                 1.84                           2.09                            58,259
   2011                                                 2.09                           1.84                            55,629
   2010                                                 1.92                           2.09                            48,425
   2009                                                 1.45                           1.92                            23,053
   2008                                                 2.67                           1.45                            18,177

  BAND 50
   2017                                               $ 2.39                         $ 2.85                                63
   2016                                                 2.40                           2.39                                63

  BAND 0
   2017                                               $ 2.60                         $ 3.12                            17,233

T. ROWE PRICE MID-CAP GROWTH FUND - R CLASS
  BAND 125
   2017                                               $ 4.06                         $ 4.98                         1,083,800
   2016                                                 3.89                           4.06                         1,086,220
   2015                                                 3.71                           3.89                         1,512,796
   2014                                                 3.34                           3.71                         1,613,981
   2013                                                 2.48                           3.34                         1,439,843
   2012                                                 2.22                           2.48                         1,278,093
   2011                                                 2.28                           2.22                         1,190,498
   2010                                                 1.82                           2.28                           909,111
   2009                                                 1.27                           1.82                           210,325
   2008                                                 2.14                           1.27                                 -

  BAND 0
   2017                                               $ 4.84                         $ 6.01                            32,029
   2016                                                 4.58                           4.84                           106,842
   2015                                                 4.32                           4.58                           403,715
   2014                                                 3.84                           4.32                           406,143
   2013                                                 2.82                           3.84                           402,163
   2012                                                 2.48                           2.82                           385,526
   2011                                                 2.53                           2.48                           382,941
   2010                                                 1.98                           2.53                           302,345

T. ROWE PRICE MID-CAP VALUE FUND - ADVISOR CLASS
  BAND 125
   2017                                               $ 1.77                         $ 1.94                           504,880
   2016                                                 1.44                           1.77                           685,096
   2015                                                 1.52                           1.44                           767,001
   2014                                                 1.39                           1.52                           797,900
   2013                                                 1.07                           1.39                           789,040
   2012                                                 0.91                           1.07                           716,476
   2011                                                 0.97                           0.91                           620,518
   2010                                                 0.85                           0.97                           673,974
   2009                                                 0.59                           0.85                           456,958
   2008                                                 0.99                           0.59                           490,124

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2017                                             $ 1.99                       $ 2.22                              -
    2016                                               1.61                         1.99                              -
    2015                                               1.67                         1.61                      1,054,893
    2014                                               1.51                         1.67                      1,101,048
    2013                                               1.15                         1.51                      1,075,942
    2012                                               0.97                         1.15                        917,609
    2011                                               1.02                         0.97                        856,219
    2010                                               0.88                         1.02                        778,222

T. ROWE PRICE MID-CAP VALUE FUND - R CLASS
  BAND 125
    2017                                             $ 3.91                       $ 4.29                        129,221
    2016                                               3.20                         3.91                        368,017
    2015                                               3.37                         3.20                        349,832
    2014                                               3.10                         3.37                        655,643
    2013                                               2.40                         3.10                        919,601
    2012                                               2.04                         2.40                        950,064
    2011                                               2.18                         2.04                      1,000,705
    2010                                               1.91                         2.18                        941,679
    2009                                               1.32                         1.91                        736,143
    2008                                               2.06                         1.32                        583,603

  BAND 0
    2017                                             $ 4.68                       $ 5.20                         28,522
    2016                                               3.79                         4.68                         27,303
    2015                                               3.94                         3.79                         26,484
    2014                                               3.58                         3.94                         35,308
    2013                                               2.73                         3.58                         32,199
    2012                                               2.30                         2.73                         17,538
    2011                                               2.43                         2.30                         19,615
    2010                                               2.09                         2.43                         22,033

T. ROWE PRICE REAL ESTATE FUND - I CLASS
  BAND 125
    2017                                             $ 1.00 (07/21/17)            $ 1.03                        373,320

T. ROWE PRICE RETIREMENT 2005 FUND - ADVISOR CLASS
  BAND 125
    2017                                             $ 1.23                       $ 1.34                        787,617
    2016                                               1.17                         1.23                        856,466
    2015                                               1.19                         1.17                        730,960
    2014                                               1.16                         1.19                        540,138
    2013                                               1.07                         1.16                        389,774
    2012                                               1.00 (05/24/12)              1.07                          1,435

T. ROWE PRICE RETIREMENT 2005 FUND - I CLASS
  BAND 125
    2017                                             $ 1.00 (06/22/17)            $ 1.04                         73,778

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2005 FUND - R CLASS
  BAND 125
   2017                                              $ 1.21                       $  1.32                       1,326,739
   2016                                                1.16                          1.21                       1,087,165
   2015                                                1.18                          1.16                         866,140
   2014                                                1.15                          1.18                         604,661
   2013                                                1.07                          1.15                         808,479
   2012                                                1.00 (05/24/12)               1.07                         351,458

  BAND 0
   2017                                              $ 1.28                       $  1.41                               -
   2016                                                1.21                          1.28                         176,225
   2015                                                1.22                          1.21                         196,086

T. ROWE PRICE RETIREMENT 2010 FUND - ADVISOR CLASS
  BAND 125
   2017                                              $ 1.27                       $  1.39                       2,088,853
   2016                                                1.20                          1.27                       2,750,866
   2015                                                1.23                          1.20                       2,513,493
   2014                                                1.19                          1.23                       2,607,294
   2013                                                1.08                          1.19                       1,464,609
   2012                                                1.00 (05/24/12)               1.08                         106,998

T. ROWE PRICE RETIREMENT 2010 FUND - I CLASS
  BAND 125
   2017                                              $ 1.00 (06/22/17)            $  1.04                         106,893

T. ROWE PRICE RETIREMENT 2010 FUND - R CLASS
  BAND 125
   2017                                              $ 1.25                       $  1.37                       1,139,910
   2016                                                1.19                          1.25                       1,003,123
   2015                                                1.22                          1.19                       1,397,386
   2014                                                1.18                          1.22                       2,866,496
   2013                                                1.08                          1.18                       1,709,592
   2012                                                1.00 (05/24/12)               1.08                         171,257

  BAND 0
   2017                                              $ 1.33                       $  1.47                         168,213
   2016                                                1.24                          1.33                         280,498
   2015                                                1.26                          1.24                         172,442
   2014                                                1.21                          1.26                         153,259
   2013                                                1.08                          1.21                         120,945

T. ROWE PRICE RETIREMENT 2015 FUND - ADVISOR CLASS
  BAND 125
   2017                                              $ 1.39                       $  1.56                       8,992,881
   2016                                                1.32                          1.39                       9,560,822
   2015                                                1.34                          1.32                       9,378,424
   2014                                                1.30                          1.34                       9,721,130
   2013                                                1.14                          1.30                       8,331,555
   2012                                                1.02                          1.14                       3,257,875
   2011                                                1.04                          1.02                       2,879,309

T. ROWE PRICE RETIREMENT 2015 FUND - I CLASS
  BAND 125
   2017                                              $ 1.00                       $  1.12                         939,861

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2015 FUND - R CLASS
  BAND 125
   2017                                              $ 1.37                       $  1.53                       4,608,743
   2016                                                1.30                          1.37                       7,077,042
   2015                                                1.33                          1.30                       7,628,027
   2014                                                1.29                          1.33                       8,057,807
   2013                                                1.14                          1.29                       6,917,816
   2012                                                1.02                          1.14                       3,983,612
   2011                                                1.04                          1.02                         939,585

  BAND 0
   2017                                              $ 1.48                       $  1.67                         197,270
   2016                                                1.39                          1.48                         740,459
   2015                                                1.40                          1.39                         935,086
   2014                                                1.34                          1.40                         629,470
   2013                                                1.17                          1.34                         619,126
   2012                                                1.03                          1.17                         146,187
   2011                                                1.04                          1.03                         138,383

T. ROWE PRICE RETIREMENT 2020 FUND - ADVISOR CLASS
  BAND 125
   2017                                              $ 1.45                       $  1.65                      15,531,586
   2016                                                1.37                          1.45                      17,417,232
   2015                                                1.40                          1.37                      15,331,818
   2014                                                1.34                          1.40                      14,299,605
   2013                                                1.15                          1.34                       7,844,849
   2012                                                1.02                          1.15                       2,877,567
   2011                                                1.05                          1.02                       2,173,654
   2010                                                1.00 (10/29/10)               1.05                          42,981

T. ROWE PRICE RETIREMENT 2020 FUND - I CLASS
  BAND 125
   2017                                              $ 1.00                       $  1.14                       1,371,471

T. ROWE PRICE RETIREMENT 2020 FUND - R CLASS
  BAND 125
   2017                                              $ 1.43                       $  1.62                      13,017,720
   2016                                                1.35                          1.43                      15,601,502
   2015                                                1.38                          1.35                      14,425,903
   2014                                                1.33                          1.38                      15,202,243
   2013                                                1.15                          1.33                      10,175,603
   2012                                                1.01                          1.15                       7,204,662
   2011                                                1.04                          1.01                       1,337,962

  BAND 100
   2017                                              $ 1.45                       $  1.65                           4,084
   2016                                                1.37                          1.45                           3,157
   2015                                                1.40                          1.37                             286
   2014                                                1.34                          1.40                           5,642

  BAND 50
   2017                                              $ 1.49                       $  1.71                               -
   2016                                                1.41                          1.49                               -
   2015                                                1.42                          1.41                           1,653
   2014                                                1.36                          1.42                           1,667

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                              $ 1.54                       $  1.78                         712,707
   2016                                                1.44                          1.54                       1,550,012
   2015                                                1.45                          1.44                       2,663,290
   2014                                                1.38                          1.45                       2,057,269
   2013                                                1.18                          1.38                       1,858,071
   2012                                                1.03                          1.18                         648,559
   2011                                                1.05                          1.03                         555,971

T. ROWE PRICE RETIREMENT 2025 FUND - ADVISOR CLASS
  BAND 125
   2017                                              $ 1.50                       $  1.73                      16,937,721
   2016                                                1.41                          1.50                      16,458,524
   2015                                                1.44                          1.41                      12,483,115
   2014                                                1.38                          1.44                       9,386,733
   2013                                                1.16                          1.38                       5,454,640
   2012                                                1.01                          1.16                       1,350,066
   2011                                                1.05                          1.01                         735,599

T. ROWE PRICE RETIREMENT 2025 FUND - I CLASS
  BAND 125
   2017                                              $ 0.99                       $  1.16                       3,367,603

T. ROWE PRICE RETIREMENT 2025 FUND - R CLASS
  BAND 125
   2017                                              $ 1.47                       $  1.70                      10,557,451
   2016                                                1.39                          1.47                      10,675,844
   2015                                                1.42                          1.39                      11,246,369
   2014                                                1.37                          1.42                      10,905,829
   2013                                                1.15                          1.37                       6,758,188
   2012                                                1.01                          1.15                       3,701,813
   2011                                                1.06                          1.01                         836,175

  BAND 0
   2017                                              $ 1.59                       $  1.86                         985,467
   2016                                                1.49                          1.59                       2,227,235
   2015                                                1.50                          1.49                         999,975
   2014                                                1.42                          1.50                         970,088
   2013                                                1.18                          1.42                         866,337
   2012                                                1.03                          1.18                         199,170
   2011                                                1.06                          1.03                         188,993

T. ROWE PRICE RETIREMENT 2030 FUND - ADVISOR CLASS
  BAND 125
   2017                                              $ 1.54                       $  1.81                      14,480,747
   2016                                                1.45                          1.54                      14,381,402
   2015                                                1.47                          1.45                      11,283,232
   2014                                                1.41                          1.47                      13,430,292
   2013                                                1.16                          1.41                       7,746,837
   2012                                                1.01                          1.16                       3,745,681
   2011                                                1.06                          1.01                       2,960,689
   2010                                                1.00 (10/29/10)               1.06                           5,541

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2030 FUND - I CLASS
  BAND 125
   2017                                              $ 0.99                       $  1.17                       2,574,618

T. ROWE PRICE RETIREMENT 2030 FUND - R CLASS
  BAND 125
   2017                                              $ 1.52                       $  1.78                      10,275,858
   2016                                                1.43                          1.52                      11,558,570
   2015                                                1.46                          1.43                      13,028,435
   2014                                                1.40                          1.46                      11,230,640
   2013                                                1.16                          1.40                       6,522,510
   2012                                                1.01                          1.16                       4,801,793
   2011                                                1.05                          1.01                       1,092,288

  BAND 0
   2017                                              $ 1.64                       $  1.95                         409,190
   2016                                                1.53                          1.64                       1,334,410
   2015                                                1.54                          1.53                       1,107,780
   2014                                                1.46                          1.54                         857,127
   2013                                                1.19                          1.46                         823,476
   2012                                                1.02                          1.19                         281,713
   2011                                                1.06                          1.02                         287,180

T. ROWE PRICE RETIREMENT 2035 FUND - ADVISOR CLASS
  BAND 125
   2017                                              $ 1.57                       $  1.87                      13,787,442
   2016                                                1.48                          1.57                      11,323,775
   2015                                                1.50                          1.48                       9,804,329
   2014                                                1.43                          1.50                       7,622,141
   2013                                                1.17                          1.43                       4,769,851
   2012                                                1.01                          1.17                       1,621,685
   2011                                                1.06                          1.01                       1,226,877

T. ROWE PRICE RETIREMENT 2035 FUND - I CLASS
  BAND 125
   2017                                              $ 0.99                       $  1.19                         438,569

T. ROWE PRICE RETIREMENT 2035 FUND - R CLASS
  BAND 125
   2017                                              $ 1.54                       $  1.84                       8,411,099
   2016                                                1.46                          1.54                       9,251,393
   2015                                                1.48                          1.46                       8,943,704
   2014                                                1.42                          1.48                       8,088,041
   2013                                                1.16                          1.42                       6,074,925
   2012                                                1.01                          1.16                       3,233,079
   2011                                                1.06                          1.01                         530,152

  BAND 0
   2017                                              $ 1.67                       $  2.01                         829,289
   2016                                                1.56                          1.67                       2,181,345
   2015                                                1.56                          1.56                       1,533,318
   2014                                                1.48                          1.56                       1,358,333
   2013                                                1.19                          1.48                       1,307,230
   2012                                                1.02                          1.19                         223,028
   2011                                                1.06                          1.02                          230192

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2040 FUND - ADVISOR CLASS
  BAND 125
   2017                                              $ 1.58                       $  1.90                      12,082,585
   2016                                                1.49                          1.58                      10,731,335
   2015                                                1.51                          1.49                       9,703,305
   2014                                                1.45                          1.51                       9,567,448
   2013                                                1.17                          1.45                       5,868,950
   2012                                                1.01                          1.17                       2,107,760
   2011                                                1.06                          1.01                       1,459,824
   2010                                                1.00 (10/29/10)               1.06                           4,265

T. ROWE PRICE RETIREMENT 2040 FUND - I CLASS
  BAND 125
   2017                                              $ 0.99                       $  1.20                       1,019,544

T. ROWE PRICE RETIREMENT 2040 FUND - R CLASS
  BAND 125
   2017                                              $ 1.56                       $  1.87                       6,449,616
   2016                                                1.47                          1.56                       7,100,654
   2015                                                1.50                          1.47                       7,231,254
   2014                                                1.44                          1.50                       6,305,719
   2013                                                1.16                          1.44                       4,662,353
   2012                                                1.00                          1.16                       3,111,107
   2011                                                1.06                          1.00                         798,303

  BAND 0
   2017                                              $ 1.69                       $  2.05                       1,334,689
   2016                                                1.57                          1.69                       3,068,317
   2015                                                1.58                          1.57                       2,537,472
   2014                                                1.49                          1.58                       1,823,812
   2013                                                1.19                          1.49                       1,775,811
   2012                                                1.02                          1.19                         177,950
   2011                                                1.06                          1.02                         196,544

T. ROWE PRICE RETIREMENT 2045 FUND - ADVISOR CLASS
  BAND 125
   2017                                              $ 1.59                       $  1.91                       9,075,718
   2016                                                1.49                          1.59                       7,549,502
   2015                                                1.51                          1.49                       6,044,892
   2014                                                1.45                          1.51                       4,427,753
   2013                                                1.17                          1.45                       3,099,877
   2012                                                1.01                          1.17                         637,869
   2011                                                1.06                          1.01                         405,885

T. ROWE PRICE RETIREMENT 2045 FUND - I CLASS
  BAND 125
   2017                                              $ 0.99                       $  1.20                         591,026

T. ROWE PRICE RETIREMENT 2045 FUND - R CLASS
  BAND 125
   2017                                              $ 1.56                       $  1.88                       4,641,449
   2016                                                1.48                          1.56                       4,951,319
   2015                                                1.50                          1.48                       5,808,554
   2014                                                1.44                          1.50                       4,979,894
   2013                                                1.16                          1.44                       3,340,787
   2012                                                1.01                          1.16                       1,480,996
   2011                                                1.06                          1.01                         359,226

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                              $ 1.69                       $  2.06                         295,626
   2016                                                1.57                          1.69                         971,051
   2015                                                1.58                          1.57                         440,759
   2014                                                1.50                          1.58                         327,625
   2013                                                1.19                          1.50                         260,958
   2012                                                1.02                          1.19                          98,531
   2011                                                1.06                          1.02                          78,030

T. ROWE PRICE RETIREMENT 2050 FUND - ADVISOR CLASS
  BAND 125
   2017                                              $ 1.59                       $  1.91                       6,369,563
   2016                                                1.49                          1.59                       5,489,294
   2015                                                1.51                          1.49                       4,042,360
   2014                                                1.45                          1.51                       2,702,975
   2013                                                1.17                          1.45                       1,927,357
   2012                                                1.01                          1.17                         365,394
   2011                                                1.06                          1.01                         103,905

T. ROWE PRICE RETIREMENT 2050 FUND - I CLASS
  BAND 125
   2017                                              $ 0.99                       $  1.20                         461,592

T. ROWE PRICE RETIREMENT 2050 FUND - R CLASS
  BAND 125
   2017                                              $ 1.56                       $  1.88                       3,497,411
   2016                                                1.48                          1.56                       4,180,576
   2015                                                1.50                          1.48                       4,563,519
   2014                                                1.44                          1.50                       4,171,499
   2013                                                1.16                          1.44                       2,596,029
   2012                                                1.00                          1.16                       1,375,501
   2011                                                1.06                          1.00                         259,489

  BAND 0
   2017                                              $ 1.69                       $  2.05                         258,452
   2016                                                1.57                          1.69                         720,167
   2015                                                1.58                          1.57                         383,269
   2014                                                1.49                          1.58                         252,982
   2013                                                1.19                          1.49                         229,620
   2012                                                1.02                          1.19                          92,022
   2011                                                1.06                          1.02                          56,217

T. ROWE PRICE RETIREMENT 2055 FUND - ADVISOR CLASS
  BAND 125
   2017                                              $ 1.59                       $  1.91                       3,200,738
   2016                                                1.49                          1.59                       2,396,506
   2015                                                1.51                          1.49                       1,351,514
   2014                                                1.45                          1.51                         713,365
   2013                                                1.17                          1.45                         350,583
   2012                                                1.01                          1.17                          31,245
   2011                                                1.06                          1.01                          11,259

T. ROWE PRICE RETIREMENT 2055 FUND - I CLASS
  BAND 125
   2017                                              $ 0.99                       $  1.20                          61,407

                                                                             ACCUMULATION UNIT        NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE         VALUE AT END OF            UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD              PERIOD                 AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2055 FUND - R CLASS
  BAND 125
    2017                                             $  1.56                     $  1.88                     1,704,751
    2016                                                1.48                        1.56                     1,795,783
    2015                                                1.50                        1.48                     2,134,497
    2014                                                1.44                        1.50                     1,069,945
    2013                                                1.16                        1.44                       465,338
    2012                                                1.01                        1.16                       221,448
    2011                                                1.06                        1.01                        47,139

  BAND 0
    2017                                             $  1.69                     $  2.06                       140,148
    2016                                                1.58                        1.69                       238,810
    2015                                                1.58                        1.58                       127,170
    2014                                                1.50                        1.58                        74,735
    2013                                                1.19                        1.50                        34,105
    2012                                                1.02                        1.19                         7,650
    2011                                                1.06                        1.02                           203

T. ROWE PRICE RETIREMENT 2060 FUND - ADVISOR CLASS
  BAND 125
    2017                                             $  1.07                     $  1.29                       328,484
    2016                                                1.00 (05/12/16)             1.07                        42,929

T. ROWE PRICE RETIREMENT 2060 FUND - I CLASS
  BAND 125
    2017                                             $  0.99                     $  1.20                         1,086

T. ROWE PRICE RETIREMENT 2060 FUND - R CLASS
  BAND 125
    2017                                             $  1.07                     $  1.29                       152,683
    2016                                                1.00 (05/12/16)             1.07                        19,440

  BAND 0
    2017                                             $  1.08                     $  1.31                         7,630
    2016                                                1.00 (05/12/16)             1.08                         1,068

T. ROWE PRICE RETIREMENT BALANCED FUND - ADVISOR CLASS
  BAND 125
    2017                                             $  1.25                     $  1.36                     1,211,082
    2016                                                1.19                        1.25                     1,606,880
    2015                                                1.22                        1.19                     1,386,471
    2014                                                1.19                        1.22                     1,555,492
    2013                                                1.11                        1.19                       469,551
    2012                                                1.02                        1.11                        90,739
    2011                                                1.02                        1.02                        94,381

T. ROWE PRICE RETIREMENT BALANCED FUND - I CLASS
  BAND 125
    2017                                             $  1.00                     $  1.09                       266,886

T. ROWE PRICE RETIREMENT BALANCED FUND - R CLASS
  BAND 125
    2017                                             $  1.23                     $  1.33                     1,085,566
    2016                                                1.18                        1.23                     1,601,785
    2015                                                1.20                        1.18                     2,499,417
    2014                                                1.18                        1.20                     1,867,626
    2013                                                1.10                        1.18                     1,289,725
    2012                                                1.02                        1.10                     1,510,576
    2011                                                1.02                        1.02                       350,527

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2017                                             $  1.33                      $  1.46                         14,187
    2016                                                1.25                         1.33                          9,119
    2015                                                1.27                         1.25                         62,647
    2014                                                1.23                         1.27                         63,875
    2013                                                1.13                         1.23                         55,493
    2012                                                1.03                         1.13                         49,622

TEMPLETON FOREIGN FUND - A CLASS
  BAND 125
    2017                                             $  1.02                      $  1.18                      1,530,290
    2016                                                0.93                         1.02                      1,198,000
    2015                                                1.01                         0.93                      1,157,554
    2014                                                1.15                         1.01                      1,149,901
    2013                                                0.91                         1.15                      1,167,485
    2012                                                0.78                         0.91                        993,434
    2011                                                0.91                         0.78                        897,945
    2010                                                0.85                         0.91                        572,657
    2009                                                0.57                         0.85                        599,494
    2008                                                1.07                         0.57                        211,981

TEMPLETON FOREIGN FUND - ADVISOR CLASS
  BAND 125
    2017                                             $  1.12                      $  1.30                        146,261
    2016                                                1.00 (05/12/16)              1.12                        220,797

TEMPLETON FOREIGN FUND - R CLASS
  BAND 125
    2017                                             $  1.77                      $  2.05                        426,153
    2016                                                1.61                         1.77                        898,457
    2015                                                1.76                         1.61                      1,046,442
    2014                                                2.00                         1.76                        999,510
    2013                                                1.60                         2.00                        868,408
    2012                                                1.37                         1.60                        838,492
    2011                                                1.59                         1.37                        686,983
    2010                                                1.49                         1.59                        706,504
    2009                                                1.01                         1.49                        633,679
    2008                                                1.90                         1.01                        555,568

  BAND 100
    2017                                             $  1.83                      $  2.12                         17,847
    2016                                                1.66                         1.83                         28,863
    2015                                                1.81                         1.66                         47,447
    2014                                                2.06                         1.81                         48,861

  BAND 0
    2017                                             $  2.09                      $  2.45                              -
    2016                                                1.88                         2.09                         18,748
    2015                                                2.03                         1.88                         15,671
    2014                                                2.28                         2.03                          3,880
    2013                                                1.80                         2.28                          3,387
    2012                                                1.52                         1.80                          6,071
    2011                                                1.75                         1.52                          5,554
    2010                                                1.61                         1.75                          2,026

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL BOND FUND - A CLASS
  BAND 125
    2017                                          $  1.12                       $  1.13                      11,279,866
    2016                                             1.07                          1.12                      13,792,349
    2015                                             1.13                          1.07                      17,016,372
    2014                                             1.13                          1.13                      14,398,254
    2013                                             1.12                          1.13                       7,684,082
    2012                                             0.98                          1.12                       1,855,717
    2011                                             1.01                          0.98                         252,519

  BAND 0
    2017                                          $  1.21                       $  1.24                          20,500
    2016                                             1.14                          1.21                         237,414
    2015                                             1.19                          1.14                         220,508
    2014                                             1.17                          1.19                         218,576
    2013                                             1.15                          1.17                         537,080
    2012                                             0.99                          1.15                         757,860

TEMPLETON GLOBAL BOND FUND - ADVISOR CLASS
  BAND 125
    2017                                          $  1.07                       $  1.08                       1,170,125
    2016                                             1.00 (05/12/16)               1.07                         766,145

TEMPLETON GLOBAL BOND FUND - R CLASS
  BAND 125
    2017                                          $  1.10                       $  1.11                         456,104
    2016                                             1.05                          1.10                         948,918
    2015                                             1.12                          1.05                         995,448
    2014                                             1.12                          1.12                       1,016,454
    2013                                             1.11                          1.12                         601,508
    2012                                             0.97                          1.11                         401,129
    2011                                             1.01                          0.97                         112,685

  BAND 0
    2017                                          $  1.19                       $  1.22                               -
    2016                                             1.12                          1.19                         196,488

TEMPLETON GLOBAL BOND FUND - R6 CLASS
  BAND 125
    2017                                          $  1.02                       $  1.03                         161,670

  BAND 0
    2017                                          $  1.02                       $  1.05                         550,437

TEMPLETON GROWTH FUND - A CLASS
  BAND 125
    2017                                          $  1.00                       $  1.17                         383,670
    2016                                             0.93                          1.00                         543,659
    2015                                             1.01                          0.93                         522,350
    2014                                             1.04                          1.01                       1,012,488
    2013                                             0.81                          1.04                       1,068,046
    2012                                             0.68                          0.81                         897,281
    2011                                             0.73                          0.68                       1,040,993
    2010                                             0.69                          0.73                       1,122,428
    2009                                             0.53                          0.69                       2,260,057
    2008                                             0.95                          0.53                       3,969,026

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH FUND - ADVISOR CLASS
  BAND 125
    2017                                          $  1.12                       $ 1.31                           8,929

TEMPLETON GROWTH FUND - R CLASS
  BAND 125
    2017                                          $  1.71                       $ 1.98                         168,618
    2016                                             1.59                         1.71                         440,972
    2015                                             1.72                         1.59                         643,922
    2014                                             1.78                         1.72                         840,764
    2013                                             1.39                         1.78                         774,450
    2012                                             1.16                         1.39                         989,115
    2011                                             1.26                         1.16                       1,184,158
    2010                                             1.19                         1.26                       1,321,604
    2009                                             0.92                         1.19                       1,586,280
    2008                                             1.66                         0.92                       1,421,025

  BAND 100
    2017                                          $  1.76                       $ 2.05                               -
    2016                                             1.64                         1.76                               -
    2015                                             1.77                         1.64                          31,780
    2014                                             1.83                         1.77                          28,416

  BAND 0
    2017                                          $  2.01                       $ 2.37                               -
    2016                                             1.85                         2.01                          55,356
    2015                                             1.99                         1.85                          49,877
    2014                                             2.03                         1.99                          55,057
    2013                                             1.56                         2.03                          34,574
    2012                                             1.29                         1.56                          12,329
    2011                                             1.38                         1.29                          10,714
    2010                                             1.29                         1.38                         155,262
    2009                                             0.99                         1.29                         140.218
    2008                                             1.75                         0.99                         122,770

THORNBURG CORE GROWTH FUND - R3 CLASS
  BAND 125
    2017                                          $  1.93                       $ 2.36                         363,715
    2016                                             2.00                         1.93                         421,143
    2015                                             1.98                         2.00                         430,280
    2014                                             2.00                         1.98                         483,587
    2013                                             1.42                         2.00                         599,833
    2012                                             1.19                         1.42                         574,576
    2011                                             1.19                         1.19                       1,136,037
    2010                                             1.09                         1.19                       1,748,703
    2009                                             0.76                         1.09                       2,122,941
    2008                                             1.58                         0.76                       1,885,904

  BAND 100
    2017                                          $  1.99                       $ 2.44                          43,440
    2016                                             2.06                         1.99                          69,192
    2015                                             2.03                         2.06                          95,926
    2014                                             2.05                         2.03                         113,860
    2013                                             1.45                         2.05                             631
    2012                                             1.21                         1.45                             635

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2017                                          $  2.24                       $ 2.78                               -
    2016                                             2.30                         2.24                          22,202
    2015                                             2.24                         2.30                          19,395
    2014                                             2.24                         2.24                          20,476
    2013                                             1.57                         2.24                          32,620
    2012                                             1.30                         1.57                          11,160
    2011                                             1.28                         1.30                           9,008
    2010                                             1.17                         1.28                          19,924
    2009                                             0.80                         1.17                          14,492
    2008                                             1.64                         0.80                         177,751

THORNBURG CORE GROWTH FUND - R5 CLASS
  BAND 125
    2017                                          $  1.31                       $ 1.61                         774,107
    2016                                             1.36                         1.31                       1,299,573
    2015                                             1.33                         1.36                       1,410,294
    2014                                             1.34                         1.33                       1,782,006
    2013                                             0.95                         1.34                       1,523,962
    2012                                             0.79                         0.95                       1,347,806
    2011                                             0.78                         0.79                       5,363,789
    2010                                             0.72                         0.78                       8,530,808
    2009                                             0.50                         0.72                      10,694,351
    2008                                             1.02                         0.50                      10,171,492

THORNBURG INTERNATIONAL VALUE FUND - R3 CLASS
  BAND 125
    2017                                          $  1.62                       $ 2.00                         883,927
    2016                                             1.69                         1.62                       1,122,745
    2015                                             1.62                         1.69                       1,526,155
    2014                                             1.74                         1.62                       2,281,988
    2013                                             1.53                         1.74                       4,659,313
    2012                                             1.35                         1.53                       5,856,046
    2011                                             1.58                         1.35                       6,055,133
    2010                                             1.40                         1.58                       5,036,486
    2009                                             1.08                         1.40                       3,967,180
    2008                                             1.89                         1.08                       3,190,732

  BAND 100
    2017                                          $  1.67                       $ 2.07                         199,638
    2016                                             1.74                         1.67                         246,964
    2015                                             1.66                         1.74                         262,531
    2014                                             1.78                         1.66                         248,240
    2013                                             1.56                         1.78                          34,378
    2012                                             1.37                         1.56                         110,558
    2011                                             1.60                         1.37                         104,945
    2010                                             1.42                         1.60                          92,174
    2009                                             1.10                         1.42                         102,988
    2008                                             1.91                         1.10                          71,819

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2017                                          $  1.78                       $ 2.21                              18
    2016                                             1.84                         1.78                              18
    2015                                             1.74                         1.84                              20
    2014                                             1.86                         1.74                              24
    2013                                             1.63                         1.86                              24
    2012                                             1.42                         1.63                           1,134
    2011                                             1.65                         1.42                           1,391
    2010                                             1.46                         1.65                           1,348

  BAND 0
    2017                                          $  1.89                       $ 2.35                               -
    2016                                             1.94                         1.89                          20,020
    2015                                             1.83                         1.94                         128,245
    2014                                             1.95                         1.83                         133,231
    2013                                             1.69                         1.95                         176,041
    2012                                             1.47                         1.69                         367,014
    2011                                             1.70                         1.47                         409,865
    2010                                             1.50                         1.70                         329,319
    2009                                             1.14                         1.50                         255,881
    2008                                             1.96                         1.14                         240,703

THORNBURG INTERNATIONAL VALUE FUND - R5 CLASS
  BAND 125
    2017                                          $  1.02                       $ 1.27                         507,111
    2016                                             1.06                         1.02                         633,056
    2015                                             1.01                         1.06                       1,454,086
    2014                                             1.08                         1.01                       2,973,293
    2013                                             0.95                         1.08                       7,915,475
    2012                                             0.83                         0.95                      15,109,730
    2011                                             0.96                         0.83                      15,120,866
    2010                                             0.86                         0.96                      12,711,651
    2009                                             0.66                         0.86                       9,790,206
    2008                                             1.14                         0.66                       9,479,363

  BAND 25
    2017                                          $  1.12                       $ 1.41                               -
    2016                                             1.16                         1.12                               -
    2015                                             1.09                         1.16                               -
    2014                                             1.15                         1.09                               -
    2013                                             1.00                         1.15                               -
    2012                                             0.87                         1.00                               -
    2011                                             1.00                         0.87                               -
    2010                                             0.88                         1.00                         837,379
    2009                                             0.67                         0.88                         691,568
    2008                                             1.15                         0.67                         462,111

  BAND 0
    2017                                          $  1.15                       $ 1.44                               -
    2016                                             1.18                         1.15                               -
    2015                                             1.11                         1.18                         918,299
    2014                                             1.17                         1.11                         831,676
    2013                                             1.02                         1.17                         901,167
    2012                                             0.88                         1.02                         839,937
    2011                                             1.01                         0.88                         814,258
    2010                                             0.88                         1.01                         609,979

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

THORNBURG INVESTMENT INCOME BUILDER FUND - R3 CLASS
  BAND 125
    2017                                          $  1.48                       $ 1.68                         418,043
    2016                                             1.37                         1.48                         407,041
    2015                                             1.48                         1.37                         492,883
    2014                                             1.43                         1.48                         870,670
    2013                                             1.25                         1.43                         417,784
    2012                                             1.14                         1.25                         163,506
    2011                                             1.15                         1.14                         145,521
    2010                                             1.00 (05/27/10)              1.15                          18,602

  BAND 100
    2017                                          $  1.51                       $ 1.71                          47,386
    2016                                             1.39                         1.51                          54,242
    2015                                             1.49                         1.39                          63,694
    2014                                             1.45                         1.49                          48,590

  BAND 0
    2017                                          $  1.61                       $ 1.84                               -
    2016                                             1.47                         1.61                               -
    2015                                             1.56                         1.47                          27,859
    2014                                             1.50                         1.56                          62,115

THORNBURG INVESTMENT INCOME BUILDER FUND - R5 CLASS
  BAND 125
    2017                                          $  1.53                       $ 1.74                         368,672
    2016                                             1.41                         1.53                         705,580
    2015                                             1.51                         1.41                         743,338
    2014                                             1.46                         1.51                         653,384
    2013                                             1.27                         1.46                         192,771
    2012                                             1.15                         1.27                           5,449

THORNBURG LIMITED TERM INCOME FUND - R3 CLASS
  BAND 125
    2017                                          $  1.37                       $ 1.39                       4,127,674
    2016                                             1.35                         1.37                       3,828,799
    2015                                             1.36                         1.35                       5,900,141
    2014                                             1.33                         1.36                      11,883,438
    2013                                             1.36                         1.33                       7,135,716
    2012                                             1.28                         1.36                       5,362,683
    2011                                             1.23                         1.28                       2,671,637
    2010                                             1.17                         1.23                       2,067,429
    2009                                             1.02                         1.17                       3,430,194
    2008                                             1.07                         1.02                       2,647,722

  BAND 100
    2017                                          $  1.42                       $ 1.43                         294,478
    2016                                             1.39                         1.42                         425,482
    2015                                             1.40                         1.39                         582,428
    2014                                             1.37                         1.40                         469,944
    2013                                             1.38                         1.37                           1,468
    2012                                             1.30                         1.38                           1,170
    2011                                             1.25                         1.30                             906
    2010                                             1.19                         1.25                             602
    2009                                             1.03                         1.19                             298
    2008                                             1.08                         1.03                             621

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2017                                          $  1.60                       $ 1.63                         346,306
    2016                                             1.55                         1.60                         214,050
    2015                                             1.54                         1.55                         824,281
    2014                                             1.49                         1.54                         239,130
    2013                                             1.50                         1.49                         271,393
    2012                                             1.40                         1.50                         512,947
    2011                                             1.33                         1.40                          93,105
    2010                                             1.25                         1.33                         143,412

THORNBURG LIMITED TERM INCOME FUND - R5 CLASS
  BAND 125
    2017                                          $  1.01                       $ 1.02                      11,248,706
    2016                                             0.99                         1.01                       6,293,258
    2015                                             1.00 (02/03/15)              0.99                      13,484,379

THORNBURG LIMITED TERM INCOME FUND - R6 CLASS
  BAND 125
    2017                                          $  1.00 (06/22/17)            $ 1.00                         457,256

THORNBURG LIMITED TERM U.S. GOVERNMENT FUND - R3 CLASS
  BAND 125
    2017                                          $  1.18                       $ 1.17                         180,814
    2016                                             1.18                         1.18                         190,066
    2015                                             1.19                         1.18                         175,832
    2014                                             1.18                         1.19                         192,398
    2013                                             1.22                         1.18                         160,971
    2012                                             1.21                         1.22                         177,746
    2011                                             1.18                         1.21                         193,611
    2010                                             1.16                         1.18                         263,241
    2009                                             1.13                         1.16                         434,400
    2008                                             1.07                         1.13                         353,683

  BAND 100
    2017                                          $  1.21                       $ 1.21                           9,466
    2016                                             1.21                         1.21                          66,636
    2015                                             1.22                         1.21                           9,730
    2014                                             1.21                         1.22                           3,597

THORNBURG VALUE FUND - R3 CLASS
  BAND 125
    2017                                          $  1.87                       $ 2.28                         145,075
    2016                                             1.78                         1.87                         213,194
    2015                                             1.74                         1.78                         295,032
    2014                                             1.58                         1.74                         567,313
    2013                                             1.15                         1.58                         587,938
    2012                                             1.05                         1.15                         890,652
    2011                                             1.23                         1.05                       1,134,316
    2010                                             1.14                         1.23                       1,749,057
    2009                                             0.79                         1.14                       1,226,796
    2008                                             1.38                         0.79                         987,743

  BAND 100
    2017                                          $  1.93                       $ 2.35                          20,258
    2016                                             1.83                         1.93                          31,835
    2015                                             1.78                         1.83                          26,824
    2014                                             1.61                         1.78                          21,564

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2017                                          $  2.17                       $ 2.68                               -
    2016                                             2.04                         2.17                               -
    2015                                             1.97                         2.04                          22,162
    2014                                             1.77                         1.97                          19,645
    2013                                             1.27                         1.77                          17,136
    2012                                             1.14                         1.27                          70,956
    2011                                             1.32                         1.14                         149,638
    2010                                             1.21                         1.32                          79.276
    2009                                             0.84                         1.21                          48,498
    2008                                             1.43                         0.84                          61,335

TIAA-CREF BOND INDEX FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                          $  1.00                       $ 1.02                         265,938

TIAA-CREF BOND INDEX FUND - RETIREMENT CLASS
  BAND 125
    2017                                          $  1.11                       $ 1.13                       4,322,973
    2016                                             1.10                         1.11                       3,444,644
    2015                                             1.11                         1.10                       2,437,282
    2014                                             1.07                         1.11                       2,171,313
    2013                                             1.11                         1.07                       1,253,237
    2012                                             1.08                         1.11                         954,372
    2011                                             1.02                         1.08                          66,044
    2010                                             1.00 (05/27/10)              1.02                             395

  BAND 0
    2017                                          $  1.21                       $ 1.25                          36,003
    2016                                             1.18                         1.21                          25,329
    2015                                             1.18                         1.18                          13,292
    2014                                             1.12                         1.18                             295

TIAA-CREF BOND PLUS FUND - RETIREMENT CLASS
  BAND 125
    2017                                          $  1.01                       $ 1.04                         548,114
    2016                                             0.98                         1.01                         445,383
    2015                                             1.00 (01/15/15)              0.98                         104,699

TIAA-CREF EMERGING MARKETS EQUITY INDEX FUND - RETIREMENT CLASS
  BAND 125
    2017                                          $  0.98                       $ 1.33                       1,994,750
    2016                                             0.90                         0.98                       1,705,956
    2015                                             1.07                         0.90                       1,259,668
    2014                                             1.12                         1.07                         578,823
    2013                                             1.00 (06/20/13)              1.12                           1,933

TIAA-CREF GROWTH & INCOME FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                          $  0.99                       $ 1.22                           1,057

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

TIAA-CREF GROWTH & INCOME FUND - RETIREMENT CLASS
  BAND 125
    2017                                          $ 2.09                       $  2.55                      1,245,190
    2016                                            1.95                          2.09                      1,635,863
    2015                                            1.92                          1.95                      1,838,509
    2014                                            1.75                          1.92                      1,654,521
    2013                                            1.32                          1.75                      2,074,721
    2012                                            1.15                          1.32                      1,022,680
    2011                                            1.14                          1.15                        348,821
    2010                                            1.02                          1.14                         55,216

TIAA-CREF INTERNATIONAL EQUITY INDEX FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                          $ 1.00                       $  1.23                        819,378

TIAA-CREF INTERNATIONAL EQUITY INDEX FUND - RETIREMENT CLASS
  BAND 125
    2017                                          $ 1.20                       $  1.48                      5,562,671
    2016                                            1.20                          1.20                      4,946,204
    2015                                            1.23                          1.20                      4,020,995
    2014                                            1.32                          1.23                      2,931,563
    2013                                            1.10                          1.32                      1,472,370
    2012                                            0.94                          1.10                      1,067,233
    2011                                            1.08                          0.94                        258,961
    2010                                            1.02                          1.08                         51,809

  BAND 0
    2017                                          $ 1.31                       $  1.64                         26,091
    2016                                            1.30                          1.31                         14,159
    2015                                            1.31                          1.30                          6,292
    2014                                            1.39                          1.31                             80

TIAA-CREF LARGE-CAP GROWTH FUND - RETIREMENT CLASS
  BAND 125
    2017                                          $ 1.09                       $  1.44                        458,812
    2016                                            1.11                          1.09                        399,063
    2015                                            1.00 (01/15/15)               1.11                         88,431

TIAA-CREF LARGE-CAP GROWTH INDEX FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                          $ 1.00                       $  1.28                      4,426,122

TIAA-CREF LARGE-CAP GROWTH INDEX FUND - RETIREMENT CLASS
  BAND 125
    2017                                          $ 2.16                       $  2.77                      8,163,085
    2016                                            2.05                          2.16                      7,586,152
    2015                                            1.97                          2.05                      4,967,137
    2014                                            1.77                          1.97                      3,883,466
    2013                                            1.35                          1.77                      3,446,698
    2012                                            1.19                          1.35                      2,867,188
    2011                                            1.17                          1.19                        360,489

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

TIAA-CREF LARGE-CAP VALUE FUND - RETIREMENT CLASS
  BAND 125
    2017                                          $ 1.14                       $  1.27                        236,694
    2016                                            0.98                          1.14                        123,733
    2015                                            1.00 (01/15/15)               0.98                          1,932

TIAA-CREF LARGE-CAP VALUE INDEX FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                          $ 0.99                       $  1.12                      6,076,523

TIAA-CREF LARGE-CAP VALUE INDEX FUND - RETIREMENT CLASS
  BAND 125
    2017                                          $ 2.10                       $  2.35                     10,345,262
    2016                                            1.82                          2.10                      4,298,531
    2015                                            1.92                          1.82                      2,826,342
    2014                                            1.72                          1.92                      2,282,807
    2013                                            1.32                          1.72                      1,878,279
    2012                                            1.14                          1.32                      1,552,247
    2011                                            1.15                          1.14                         94,634
    2010                                            1.01                          1.15                          6,196

TIAA-CREF LIFECYCLE INDEX 2010 FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                          $ 1.00                       $  1.09                      1,423,831

  BAND 0
    2017                                          $ 1.00                       $  1.11                        459,902

TIAA-CREF LIFECYCLE INDEX 2010 FUND - RETIREMENT CLASS
  BAND 125
    2017                                          $ 1.08                       $  1.19                      8,910,172
    2016                                            1.04                          1.08                      9,926,890
    2015                                            1.06                          1.04                      6,503,068
    2014                                            1.01                          1.06                      4,115,312

  BAND 0
    2017                                          $ 1.13                       $  1.25                        558,647
    2016                                            1.07                          1.13                        662,197
    2015                                            1.07                          1.07                         92,313
    2014                                            1.01                          1.07                         20,236

TIAA-CREF LIFECYCLE INDEX 2015 FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                          $ 1.00                       $  1.10                      5,456,536

  BAND 0
    2017                                          $ 1.00                       $  1.12                      2,619,706

TIAA-CREF LIFECYCLE INDEX 2015 FUND - RETIREMENT CLASS
  BAND 125
    2017                                          $ 1.09                       $  1.21                     20,284,736
    2016                                            1.04                          1.09                     21,336,125
    2015                                            1.06                          1.04                     15,693,344
    2014                                            1.01                          1.06                      9,793,971

                                                                               ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2017                                              $ 1.13                       $  1.27                       1,561,989
    2016                                                1.07                          1.13                       1,690,225
    2015                                                1.07                          1.07                         216,797
    2014                                                1.01                          1.07                          46,822

TIAA-CREF LIFECYCLE INDEX 2020 FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                              $ 1.00                       $  1.12                      16,090,236

  BAND 0
    2017                                              $ 1.00                       $  1.13                      14,867,133

TIAA-CREF LIFECYCLE INDEX 2020 FUND - RETIREMENT CLASS
  BAND 125
    2017                                              $ 1.10                       $  1.23                      51,802,955
    2016                                                1.05                          1.10                      54,560,898
    2015                                                1.06                          1.05                      39,100,828
    2014                                                1.01                          1.06                      20,341,665

  BAND 0
    2017                                              $ 1.14                       $  1.30                       6,272,772
    2016                                                1.07                          1.14                       6,192,384
    2015                                                1.08                          1.07                         329,052
    2014                                                1.02                          1.08                          63,257

TIAA-CREF LIFECYCLE INDEX 2025 FUND - INSTITUTIONAL CLASS
    2017                                              $ 1.00                       $  1.13                      14,338,194

  BAND 0
    2017                                              $ 1.00                       $  1.15                      11,523,554

TIAA-CREF LIFECYCLE INDEX 2025 FUND - RETIREMENT CLASS
  BAND 125
    2017                                              $ 1.11                       $  1.26                      57,702,098
    2016                                                1.05                          1.11                      53,160,383
    2015                                                1.07                          1.05                      31,512,437
    2014                                                1.02                          1.07                      16,444,515

  BAND 0
    2017                                              $ 1.15                       $  1.33                       6,815,783
    2016                                                1.08                          1.15                       6,658,617
    2015                                                1.08                          1.08                         240,826
    2014                                                1.02                          1.08                          44,003

TIAA-CREF LIFECYCLE INDEX 2030 FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                              $ 0.99                       $  1.15                      14,100,162

  BAND 0
    2017                                              $ 1.00                       $  1.16                      11,411,839

TIAA-CREF LIFECYCLE INDEX 2030 FUND - RETIREMENT CLASS
  BAND 125
    2017                                              $ 1.12                       $  1.29                      52,413,282
    2016                                                1.05                          1.12                      47,649,107
    2015                                                1.07                          1.05                      29,433,683
    2014                                                1.02                          1.07                      16,053,227

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE         VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD              PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2017                                             $  1.16                      $ 1.36                      5,608,971
    2016                                                1.08                        1.16                      4,829,303
    2015                                                1.09                        1.08                        244,744
    2014                                                1.02                        1.09                         35,942

TIAA-CREF LIFECYCLE INDEX 2035 FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $  0.99                      $ 1.17                      8,029,058

  BAND 0
    2017                                             $  1.00                      $ 1.18                      5,765,793

TIAA-CREF LIFECYCLE INDEX 2035 FUND - RETIREMENT CLASS
  BAND 125
    2017                                             $  1.13                      $ 1.32                     44,581,005
    2016                                                1.05                        1.13                     40,189,949
    2015                                                1.08                        1.05                     21,022,037
    2014                                                1.02                        1.08                      9,025,589

  BAND 0
    2017                                             $  1.17                      $ 1.39                      6,480,819
    2016                                                1.08                        1.17                      5,374,989
    2015                                                1.09                        1.08                        170,385
    2014                                                1.02                        1.09                         28,731

TIAA-CREF LIFECYCLE INDEX 2040 FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $  0.99                      $ 1.18                     10,166,945

  BAND 0
    2017                                             $  0.99                      $ 1.20                      7,178,202

TIAA-CREF LIFECYCLE INDEX 2040 FUND - RETIREMENT CLASS
  BAND 125
    2017                                             $  1.13                      $ 1.34                     38,310,538
    2016                                                1.05                        1.13                     32,831,272
    2015                                                1.08                        1.05                     19,444,398
    2014                                                1.02                        1.08                      8,245,580

  BAND 0
    2017                                             $  1.18                      $ 1.41                      5,868,082
    2016                                                1.08                        1.18                      5,019,572
    2015                                                1.09                        1.08                        133,942
    2014                                                1.03                        1.09                         23,628

TIAA-CREF LIFECYCLE INDEX 2045 FUND - INSTITUTIONAL CLASS
  BAND 125
    2017                                             $  0.99                      $ 1.19                      6,557,021

  BAND 0
    2017                                             $  0.99                      $ 1.21                      3,965,836

TIAA-CREF LIFECYCLE INDEX 2045 FUND - RETIREMENT CLASS
  BAND 125
    2017                                             $  1.13                      $ 1.35                     27,305,715
    2016                                                1.05                        1.13                     21,727,626
    2015                                                1.08                        1.05                     11,183,002
    2014                                                1.02                        1.08                      4,758,267

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                             $  1.18                       $ 1.43                       4,297,539
   2016                                                1.08                         1.18                       3,543,099
   2015                                                1.09                         1.08                          85,300
   2014                                                1.02                         1.09                          14,306

TIAA-CREF LIFECYCLE INDEX 2050 FUND - INSTITUTIONAL CLASS
  BAND 125
   2017                                             $  0.99                       $ 1.19                       5,015,394

  BAND 0
   2017                                             $  0.99                       $ 1.21                       6,001,552

TIAA-CREF LIFECYCLE INDEX 2050 FUND - RETIREMENT CLASS
  BAND 125
   2017                                             $  1.14                       $ 1.36                      22,956,330
   2016                                                1.05                         1.14                      16,211,298
   2015                                                1.08                         1.05                       8,692,706
   2014                                                1.02                         1.08                       3,019,431

  BAND 0
   2017                                             $  1.18                       $ 1.43                       3,196,202
   2016                                                1.08                         1.18                       2,412,374
   2015                                                1.09                         1.08                          69,014
   2014                                                1.03                         1.09                          12,081

TIAA-CREF LIFECYCLE INDEX 2055 FUND - INSTITUTIONAL CLASS
  BAND 125
   2017                                             $  0.99                       $ 1.19                       2,991,505

  BAND 0
   2017                                             $  0.99                       $ 1.21                       1,632,438

TIAA-CREF LIFECYCLE INDEX 2055 FUND - RETIREMENT CLASS
  BAND 125
   2017                                             $  1.14                       $ 1.37                      10,517,811
   2016                                                1.05                         1.14                       6,953,045
   2015                                                1.08                         1.05                       2,991,093
   2014                                                1.02                         1.08                         965,288

  BAND 0
   2017                                             $  1.18                       $ 1.44                       2,715,068
   2016                                                1.08                         1.18                       1,663,303
   2015                                                1.09                         1.08                          47,438
   2014                                                1.02                         1.09                           4,078

TIAA-CREF LIFECYCLE INDEX 2060 FUND - INSTITUTIONAL CLASS
  BAND 125
   2017                                             $  0.99                       $ 1.20                         303,541

  BAND 0
   2017                                             $  0.99                       $ 1.21                         416,756

TIAA-CREF LIFECYCLE INDEX 2060 FUND - RETIREMENT CLASS
  BAND 125
   2017                                             $  1.08                       $ 1.30                       1,109,081
   2016                                                1.00 (05/12/16)              1.08                         159,420

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                              $ 1.09                       $  1.33                        451,362
   2016                                                1.00 (05/12/16)               1.09                         81,599

TIAA-CREF LIFECYCLE INDEX RETIREMENT INCOME FUND - INSTITUTIONAL CLASS
  BAND 125
   2017                                              $ 1.00                       $  1.09                      1,109,081

  BAND 0
   2017                                              $ 1.00                       $  1.10                        857,986

TIAA-CREF LIFECYCLE INDEX RETIREMENT INCOME FUND - RETIREMENT CLASS
  BAND 125
   2017                                              $ 1.08                       $  1.17                      6,219,504
   2016                                                1.04                          1.08                      5,865,401
   2015                                                1.05                          1.04                      3,194,317
   2014                                                1.01                          1.05                      1,665,953

  BAND 0
   2017                                              $ 1.12                       $  1.23                      1,335,655
   2016                                                1.06                          1.12                      1,550,697

TIAA-CREF MID-CAP GROWTH FUND - RETIREMENT CLASS
  BAND 125
   2017                                              $ 1.02                       $  1.27                      1,297,323
   2016                                                1.02                          1.02                      1,590,919
   2015                                                1.00 (01/15/15)               1.02                         40,321

TIAA-CREF SOCIAL CHOICE BOND FUND - INSTITUTIONAL CLASS
  BAND 125
   2017                                              $ 1.00 (06/22/17)            $  1.00                         43,048

TIAA-CREF SOCIAL CHOICE BOND FUND - R CLASS
  BAND 125
   2017                                              $ 0.98                       $  1.01                          1,875
   2016                                                1.00 (05/12/16)               0.98                            572

TIAA-CREF SOCIAL CHOICE EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
   2017                                              $ 1.00 (06/22/17)            $  1.10                        182,986

TIAA-CREF SOCIAL CHOICE EQUITY FUND - RETIREMENT CLASS
  BAND 125
   2017                                              $ 2.01                       $  2.39                      1,504,250
   2016                                                1.79                          2.01                      1,610,837
   2015                                                1.87                          1.79                      1,699,853
   2014                                                1.70                          1.87                      1,207,433
   2013                                                1.29                          1.70                        744,293
   2012                                                1.15                          1.29                        506,680
   2011                                                1.16                          1.15                        294,583
   2010                                                1.02                          1.16                        178,008

TIAA-CREF SOCIAL CHOICE INTERNATIONAL EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
   2017                                              $ 1.00 (06/22/17)            $  1.09                          6,550

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

TIMOTHY PLAN CONSERVATIVE GROWTH FUND - A CLASS
  BAND 125
   2017                                               $ 1.06                         $  1.13                          183,115
   2016                                                 1.02                            1.06                          179,987
   2015                                                 1.07                            1.02                          156,954
   2014                                                 1.06                            1.07                          124,607
   2013                                                 0.98                            1.06                          108,499
   2012                                                 0.93                            0.98                          159,809
   2011                                                 0.93                            0.93                          105,756
   2010                                                 0.84                            0.93                           89,225
   2009                                                 0.70                            0.84                           87,660
   2008                                                 1.00                            0.70                           10,335

TIMOTHY PLAN STRATEGIC GROWTH FUND - A CLASS
  BAND 125
   2017                                               $ 0.98                         $  1.08                          153,792
   2016                                                 0.95                            0.98                          140,020
   2015                                                 1.01                            0.95                          126,142
   2014                                                 1.01                            1.01                          113,200
   2013                                                 0.87                            1.01                          105,444
   2012                                                 0.80                            0.87                          123,342
   2011                                                 0.84                            0.80                          108,068
   2010                                                 0.75                            0.84                           86,314
   2009                                                 0.59                            0.75                          123,458
   2008                                                 0.99                            0.59                           33,350

TOUCHSTONE FLEXIBLE INCOME FUND - A CLASS
  BAND 125
   2017                                               $ 1.09                         $  1.15                          178,006
   2016                                                 1.07                            1.09                          190,755
   2015                                                 1.06                            1.07                          221,888
   2014                                                 1.00                            1.06                          238,543
   2013                                                 1.01                            1.00                          224,067
   2012                                                 1.00 (09/07/12)                 1.01                          231,071

  BAND 100
   2017                                               $ 1.10                         $  1.16                          110,071
   2016                                                 1.08                            1.10                          112,535
   2015                                                 1.06                            1.08                            6,795
   2014                                                 1.00                            1.06                            5,868

TOUCHSTONE FOCUSED FUND - A CLASS
  BAND 125
   2017                                               $ 1.73                         $  1.95                          142,381
   2016                                                 1.57                            1.73                          280,947
   2015                                                 1.54                            1.57                          326,719
   2014                                                 1.47                            1.54                          292,792
   2013                                                 1.07                            1.47                          337,730
   2012                                                 1.00 (04/12/12)                 1.07                          288,450

  BAND 100
   2017                                               $ 1.75                         $  1.97                          257,127
   2016                                                 1.58                            1.75                          286,719
   2015                                                 1.55                            1.58                          357,744
   2014                                                 1.47                            1.55                          357,083
   2013                                                 1.07                            1.47                              841

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE FOCUSED FUND - Y CLASS
  BAND 125
   2017                                             $ 1.75                        $ 1.98                         67,368
   2016                                               1.59                          1.75                         68,348
   2015                                               1.55                          1.59                        398,110

TOUCHSTONE GROWTH OPPORTUNITIES FUND - A CLASS
  BAND 125
   2017                                             $ 1.47                        $ 1.85                         99,118
   2016                                               1.47                          1.47                         99,562
   2015                                               1.53                          1.47                        106,127
   2014                                               1.38                          1.53                        102,923
   2013                                               1.01                          1.38                        117,328
   2012                                               1.00 (09/07/12)               1.01                        130,402

  BAND 100
   2017                                             $ 1.48                        $ 1.88                         44,470
   2016                                               1.49                          1.48                         48,515
   2015                                               1.54                          1.49                         58,996
   2014                                               1.39                          1.54                         40,556

TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND - A CLASS
  BAND 125
   2017                                             $ 1.37                        $ 1.70                         10,934
   2016                                               1.32                          1.37                         13,426
   2015                                               1.34                          1.32                         33,215
   2014                                               1.23                          1.34                         12,811
   2013                                               0.96                          1.23                         12,819
   2012                                               1.00 (09/07/12)               0.96                         12,448

  BAND 100
   2017                                             $ 1.38                        $ 1.72                          7,960
   2016                                               1.34                          1.38                          3,423
   2015                                               1.35                          1.34                          2,012
   2014                                               1.23                          1.35                         48,045

TOUCHSTONE VALUE FUND - A CLASS
  BAND 125
   2017                                             $ 1.53                        $ 1.73                        495,899
   2016                                               1.37                          1.53                        563,383
   2015                                               1.42                          1.37                        758,382
   2014                                               1.30                          1.42                        820,842
   2013                                               1.00                          1.30                        356,371
   2012                                               1.00 (09/07/12)               1.00                        291,302

  BAND 100
   2017                                             $ 1.55                        $ 1.75                              -
   2016                                               1.39                          1.55                              -
   2015                                               1.43                          1.39                          2,043
   2014                                               1.30                          1.43                         15,028

VANGUARD 500 INDEX FUND - ADMIRAL CLASS
  BAND 125
   2017                                             $ 1.00                        $ 1.20                     12,859,566

  BAND 0
   2017                                             $ 1.00                        $ 1.22                      8,190,433

                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

VANGUARD BALANCED INDEX FUND - ADMIRAL CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.12                          712,960

VANGUARD DEVELOPED MARKETS INDEX FUND - ADMIRAL CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.24                        2,659,013

VANGUARD EMERGING MARKETS STOCK INDEX FUND - ADMIRAL CLASS
  BAND 125
   2017                                               $ 0.98                         $ 1.27                          672,668

VANGUARD ENERGY FUND - ADMIRAL CLASS
  BAND 125
   2017                                               $ 0.99                         $ 1.01                          383,747

VANGUARD EQUITY INCOME FUND - ADMIRAL CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.18                        2,083,837

VANGUARD EXPLORER FUND - ADMIRAL CLASS
  BAND 125
   2017                                               $ 0.97                         $ 1.18                        1,596,055

VANGUARD EXTENDED MARKET INDEX FUND - ADMIRAL CLASS
  BAND 125
   2017                                               $ 0.98                         $ 1.14                           59,790

VANGUARD GNMA FUND - ADMIRAL CLASS
  BAND 125
   2017                                               $ 1.00 (07/21/17)              $ 1.00                          406,643

VANGUARD GROWTH INDEX FUND - ADMIRAL CLASS
  BAND 125
   2017                                               $ 0.99                         $ 1.26                        1,424,761

VANGUARD HEALTH CARE FUND - ADMIRAL CLASS
  BAND 125
   2017                                               $ 1.02                         $ 1.20                          433,106

VANGUARD HIGH-YIELD CORPORATE FUND - ADMIRAL CLASS
  BAND 125
   2017                                               $ 1.01                         $ 1.06                        1,659,104

  BAND 0
   2017                                               $ 1.01                         $ 1.08                          684,490

VANGUARD INTERMEDIATE-TERM BOND INDEX FUND - ADMIRAL CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.02                          882,070

VANGUARD INTERMEDIATE-TERM INVESTMENT-GRADE FUND - ADMIRAL CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.03                          230,691

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

VANGUARD INTERMEDIATE-TERM TREASURY FUND - ADMIRAL CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.00                           137,991

VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.09                           150,468

VANGUARD LIFESTRATEGY GROWTH FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.17                           339,546

VANGUARD LIFESTRATEGY INCOME FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.06                             5,896

VANGUARD LIFESTRATEGY MODERATE GROWTH FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.13                         1,396,024

VANGUARD MATERIALS INDEX FUND - ADMIRAL CLASS
  BAND 125
   2017                                               $ 0.96                         $ 1.18                             5,790

VANGUARD MID-CAP GROWTH FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 0.98                         $ 1.18                         5,289,853

VANGUARD MID-CAP INDEX FUND - ADMIRAL CLASS
  BAND 125
   2017                                               $ 0.98                         $ 1.15                         6,292,135

  BAND 0
   2017                                               $ 0.98                         $ 1.17                         5,386,113

VANGUARD REIT INDEX FUND - ADMIRAL CLASS
  BAND 125
   2017                                               $ 1.01                         $ 1.05                           912,306

VANGUARD SELECTED VALUE FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 0.98                         $ 1.16                         1,970,250

VANGUARD SHORT TERM FEDERAL FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 1.82                         $ 1.81                           646,949
   2016                                                 1.83                           1.82                           721,172
   2015                                                 1.83                           1.83                         1,371,210
   2014                                                 1.84                           1.83                         1,206,193
   2013                                                 1.87                           1.84                         1,455,147
   2012                                                 1.86                           1.87                         1,861,464
   2011                                                 1.84                           1.86                         1,646,475
   2010                                                 1.80                           1.84                         1,118,269
   2009                                                 1.77                           1.80                           978,912
   2008                                                 1.68                           1.77                         1,108,142

                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2017                                               $ 2.39                         $ 2.41                                -
   2016                                                 2.37                           2.39                                -
   2015                                                 2.35                           2.37                                -
   2014                                                 2.32                           2.35                                -
   2013                                                 2.33                           2.32                                -
   2012                                                 2.30                           2.33                                -
   2011                                                 2.23                           2.30                                -
   2010                                                 2.16                           2.23                                -
   2009                                                 2.11                           2.16                                -
   2008                                                 1.97                           2.11                            6,994

VANGUARD SMALL-CAP GROWTH INDEX FUND - ADMIRAL CLASS
  BAND 125
   2017                                               $ 0.97                         $ 1.17                        5,404,455

VANGUARD SMALL-CAP INDEX FUND - ADMIRAL CLASS
  BAND 125
   2017                                               $ 0.98                         $ 1.12                        4,709,707

  BAND 0
   2017                                               $ 0.98                         $ 1.14                        1,239,308

VANGUARD SMALL-CAP VALUE INDEX FUND - ADMIRAL CLASS
  BAND 125
   2017                                               $ 0.98                         $ 1.08                          560,914

VANGUARD TARGET RETIREMENT 2015 FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.10                          514,363

VANGUARD TARGET RETIREMENT 2020 FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.12                        2,002,485

VANGUARD TARGET RETIREMENT 2025 FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.14                        3,503,169

VANGUARD TARGET RETIREMENT 2030 FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 1.00                         $ 1.16                        2,675,263

VANGUARD TARGET RETIREMENT 2035 FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 0.99                         $ 1.17                        2,011,083

VANGUARD TARGET RETIREMENT 2040 FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 0.99                         $ 1.19                        1,634,082

VANGUARD TARGET RETIREMENT 2045 FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 0.99                         $ 1.19                        1,086,929

VANGUARD TARGET RETIREMENT 2050 FUND - INVESTOR CLASS
  BAND 125
   2017                                               $ 0.99                         $ 1.19                          875,359

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

VANGUARD TARGET RETIREMENT 2055 FUND - INVESTOR CLASS
  BAND 125
   2017                                             $ 0.99                        $ 1.19                      1,028,951

VANGUARD TARGET RETIREMENT 2060 FUND - INVESTOR CLASS
  BAND 125
   2017                                             $ 0.99                        $ 1.19                         72,958

VANGUARD TARGET RETIREMENT INCOME FUND - INVESTOR CLASS
  BAND 125
   2017                                             $ 1.00                        $ 1.07                      1,207,268

VANGUARD TOTAL BOND MARKET INDEX FUND - ADMIRAL CLASS
  BAND 125
   2017                                             $ 1.00                        $ 1.02                      4,568,923

  BAND 0
   2017                                             $ 1.00                        $ 1.04                        879,266

VANGUARD TOTAL INTERNATIONAL BOND INDEX FUND - ADMIRAL CLASS
  BAND 125
   2017                                             $ 1.01                        $ 1.02                         12,543

VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND - ADMIRAL CLASS
  BAND 125
   2017                                             $ 0.99                        $ 1.25                      1,224,928

  BAND 0
   2017                                             $ 0.99                        $ 1.27                        167,150

VANGUARD TOTAL STOCK MARKET INDEX FUND - ADMIRAL CLASS
  BAND 125
   2017                                             $ 0.99                        $ 1.19                      1,063,135

VANGUARD U.S GROWTH FUND - ADMIRAL CLASS
  BAND 125
   2017                                             $ 0.99                        $ 1.29                         24,274

VANGUARD VALUE INDEX FUND - ADMIRAL CLASS
  BAND 125
   2017                                             $ 1.00                        $ 1.15                          3,469

VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
  BAND 125
   2017                                             $ 2.21                        $ 2.70                     18,574,504
   2016                                               1.95                          2.21                     21,269,036
   2015                                               2.03                          1.95                     21,300,346
   2014                                               1.99                          2.03                     21,190,812
   2013                                               1.37                          1.99                     21,045,628
   2012                                               1.21                          1.37                     17,826,702
   2011                                               1.21                          1.21                     16,391,562
   2010                                               1.00 (05/27/10)               1.21                         15,516

  BAND 0
   2017                                             $ 2.40                        $ 2.97                        423,897
   2016                                               2.09                          2.40                        280,558
   2015                                               2.15                          2.09                         15,949
   2014                                               2.08                          2.15                            367

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

VANGUARD WELLESLEY INCOME FUND - ADMIRAL CLASS
  BAND 125
    2017                                             $  1.00 (07/21/17)           $  1.04                         47,622

VANGUARD WELLINGTON FUND - ADMIRAL CLASS
  BAND 125
    2017                                             $  1.00 (06/22/17)           $  1.07                      1,567,137

VICTORY SYCAMORE ESTABLISHED VALUE FUND  - A CLASS
  BAND 125
    2017                                             $  1.85                      $  2.11                      3,607,733
    2016                                                1.55                         1.85                      2,099,007
    2015                                                1.56                         1.55                        299,995
    2014                                                1.41                         1.56                         18,251
    2013                                                1.06                         1.41                             55

  BAND 0
    2017                                             $  1.96                      $  2.26                          4,607
    2016                                                1.62                         1.96                          3,440
    2015                                                1.61                         1.62                          2,209
    2014                                                1.44                         1.61                          1,120

VICTORY SYCAMORE ESTABLISHED VALUE FUND  - R CLASS
  BAND 125
    2017                                             $  1.83                      $  2.09                        821,161
    2016                                                1.54                         1.83                        635,151
    2015                                                1.55                         1.54                        409,165
    2014                                                1.41                         1.55                        619,969
    2013                                                1.06                         1.41                        477,314
    2012                                                1.00 (05/24/12)              1.06                        138,388

  BAND 0
    2017                                             $  1.94                      $  2.24                         13,130
    2016                                                1.61                         1.94                              -
    2015                                                1.60                         1.61                        104,928
    2014                                                1.44                         1.60                        119,034
    2013                                                1.07                         1.44                        103,596

VICTORY SYCAMORE ESTABLISHED VALUE FUND - R6 CLASS
  BAND 125
    2017                                             $  0.98                      $  1.13                        934,906

VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND - A CLASS
  BAND 125
    2017                                             $  1.89                      $  2.08                      3,900,138
    2016                                                1.47                         1.89                      2,902,517
    2015                                                1.50                         1.47                        613,420
    2014                                                1.43                         1.50                        119,760
    2013                                                1.09                         1.43                        104,535

VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND - R CLASS
  BAND 125
    2017                                             $  1.87                      $  2.05                        546,945
    2016                                                1.46                         1.87                        652,235
    2015                                                1.49                         1.46                        222,297
    2014                                                1.42                         1.49                         81,482
    2013                                                1.09                         1.42                         74,754

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

VIRTUS CEREDEX LARGE CAP VALUE EQUITY FUND - A CLASS (FORMERLY RIDGEWORTH CEREDEX LARGE CAP VALUE EQUITY FUND)
  BAND 125
    2017                                          $ 1.87                       $  2.14                      1,958,012

  BAND 0
    2017                                          $ 2.02                       $  2.34                        160,174

VIRTUS CEREDEX LARGE CAP VALUE EQUITY FUND - INSTITUTIONAL CLASS (FORMERLY RIDGEWORTH CEREDEX LARGE CAP VALUE EQUITY FUND)
  BAND 125
    2017                                          $ 1.90                       $  2.18                      6,149,559

VIRTUS CEREDEX LARGE CAP VALUE EQUITY FUND - R6 CLASS (FORMERLY RIDGEWORTH CEREDEX LARGE CAP VALUE EQUITY FUND)
  BAND 125
    2017                                          $ 1.00                       $  1.15                        614,601

VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND - A CLASS (FORMERLY RIDGEWORTH CEREDEX MID-CAP VALUE EQUITY FUND)
  BAND 125
    2017                                          $ 1.89                       $  2.08                         87,578

  BAND 0
    2017                                          $ 2.04                       $  2.27                              -

VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND - INSTITUTIONAL CLASS (FORMERLY RIDGEWORTH CEREDEX MID-CAP VALUE EQUITY FUND)
  BAND 125
    2017                                          $ 1.92                       $  2.12                        502,757

VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND - R6 CLASS (FORMERLY RIDGEWORTH CEREDEX MID-CAP VALUE EQUITY FUND)
  BAND 125
    2017                                          $ 0.99                       $  1.09                          1,672

VIRTUS CEREDEX SMALL CAP VALUE EQUITY FUND - A CLASS (FORMERLY RIDGEWORTH CEREDEX SMALL CAP VALUE EQUITY FUND)
  BAND 125
    2017                                          $ 1.87                       $  2.03                        337,473

VIRTUS CEREDEX SMALL CAP VALUE EQUITY FUND - INSTITUTIONAL CLASS (FORMERLY RIDGEWORTH CEREDEX SMALL CAP VALUE EQUITY FUND)
  BAND 125
    2017                                          $ 1.90                       $  2.07                          2,508

VIRTUS SEIX HIGH INCOME FUND - A CLASS (FORMERLY RIDGEWORTH SEIX HIGH INCOME FUND)
  BAND 125
    2017                                          $ 1.32                       $  1.40                        221,037

VIRTUS SEIX HIGH INCOME FUND - R CLASS (FORMERLY RIDGEWORTH SEIX HIGH INCOME FUND)
  BAND 125
    2017                                          $ 1.30                       $  1.38                        183,115

VIRTUS SEIX TOTAL RETURN BOND FUND - A CLASS (FORMERLY RIDGEWORTH SEIX TOTAL RETURN BOND FUND)
  BAND 125
    2017                                          $ 1.11                       $  1.12                         49,470

VIRTUS SEIX TOTAL RETURN BOND FUND - R CLASS (FORMERLY RIDGEWORTH SEIX TOTAL RETURN BOND FUND)
  BAND 125
    2017                                          $ 1.09                       $  1.10                         19,477

WESTERN ASSET CORE PLUS BOND FUND - FI CLASS
  BAND 125
    2017                                          $ 1.06                       $  1.12                      2,388,350
    2016                                            1.03                          1.06                        906,259
    2015                                            1.03                          1.03                        782,781
    2014                                            0.97                          1.03                        202,804

                                                                               ACCUMULATION UNIT             NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                 UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                      AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

WESTERN ASSET CORE PLUS BOND FUND - IS CLASS
  BAND 125
    2017                                            $ 1.00 (06/22/17)               $  1.01                             9,507

WESTERN ASSET CORE PLUS BOND FUND - R CLASS
  BAND 125
    2017                                            $ 1.05                          $  1.10                           119,114
    2016                                              1.02                             1.05                           111,578
    2015                                              1.02                             1.02                           153,274
    2014                                              0.97                             1.02                               526
    2013                                              1.00                             0.97                               208

         INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS


AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due in 2033.


AUL conducts a conventional life insurance and annuity business. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC. The principal business address for OneAmerica Securities, Inc. is OneAmerican Square, Indianapolis, Indiana 46206-0368.



VARIABLE ACCOUNT

The AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.


The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific Fund. Contributions may be allocated to one (1) or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other Funds or in other securities, funds, or investment vehicles.


The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.


THE FUNDS


Each of the Funds is an open-end management investment company commonly referred to as a Fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective and policies. The shares of each Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with AllianceBernstein LP; American Beacon Advisors, Inc.; American Century Investment Management, Inc.; AQR Capital Management, LLC; Ariel Investments, LLC; BlackRock Advisors LLC; BMO Investment Distributors, LLC; Calvert Investment Management, Inc.; Capital Research and Management Company; Capstone Asset Management Company; Columbia Management Investment Advisers, LLC; Columbia Wanger Asset Management, LLC; Cramer Rosenthal McGlynn, LLC; Crossmark Global Investments, Inc.; Deutsche Investment Management Americas, Inc.; Dimensional Fund Advisors LP; Dreyfus Corporation; Federated Equity Management Company of Penn; Federated Global Investment Management Corp.; Federated Investment Management Company; Federated MDTA LLC; Fidelity Management & Research Company; Fidelity SelectCO, LLC; Franklin Advisers, Inc.; Franklin Mutual Advisers, Inc.; Fred Alger Management, Inc.; Frost Funds; Goldman Sachs Asset Management, L.P.; Granahan Investment Management, Inc.; Harris Associates L.P.; Hensseler Asset Management, LLC; Invesco Advisers, Inc.; Ivy Investment Management Co.; Janus Capital Management LLC; JP Morgan Investment Management, Inc.; Knights of Columbus Asset Advisors LLC; Legg Mason Partners Fund Advisor, LLC; Lord, Abbott & Company LLC; Managers Investment Group LLC; Manning & Napier Advisors, Inc.; Massachusetts Financial Services Company; MFS Investment Management; Neuberger Berman Management, Inc.; Northern Trust Investments, Inc.; Nuveen Fund Advisors, LLC; Oak Ridge Investments, LLC; OFI Global Asset Management, Inc.; Pacific Investment Management Company LLC; Parnassus Investments; Pax World Management LLC; Payden & Rygel; Payden/Kravitz Investment Advisers LLC;

PIMCO; Pioneer Investment Management Inc.; PNC Capital Advisors, LLC; Principal Management Corporation; Prudential Investments LLC; Putnam Investment Management, LLC; Russell Investment Management Company; Schwartz Investment Counsel Inc.; SSgA Funds Management Co.; Strategic Advisers, Inc.; T. Rowe Price Associates, Inc.; Teachers Advisors, Inc.; Templeton Global Advisors Limited; Thornburg Investment Management, Inc.; Timothy Partners, Ltd; Touchstone Advisors Inc; Vanguard Group, Inc.; Victory Capital Management, Inc.; Virtus Fund Advisers, LLC; Wellington Management Company LLP under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds.


The investment advisers of the Funds are identified in the table below. All of the investment advisers are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisers or distributors of the Funds may advise and distribute to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner and/or Participant should consult his or her registered representative or financial advisor who may provide information on the Funds, as not all of them may be suitable for an Owner's and/or Participant's long-term investment needs. The Owner and/or Participant's can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, sub-advisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, sub-advisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, investment results are expected to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise the Fund's management or investment practices and policies. Each of the Funds comprises one or more of the portfolios and other series that may not be available under the Contracts.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.




                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------
AB Core Opportunities Fund              R                 U.S. Equity Fund                    AllianceBernstein LP

AB Discovery Growth Fund                R                 U.S. Equity Fund                    AllianceBernstein LP

AB Discovery Growth Fund(2)             Z                 U.S. Equity Fund                    AllianceBernstein LP

AB Discovery Value Fund                 R                 U.S. Equity Fund                    AllianceBernstein LP

AB Discovery Value Fund(2)              Z                 U.S. Equity Fund                    AllianceBernstein LP

AB High Income Fund                     Advisor           Taxable Bond Fund                   AllianceBernstein LP

AB High Income Fund                     R                 Taxable Bond Fund                   AllianceBernstein LP

AB International Value Fund             R                 International Equity Fund           AllianceBernstein LP

AB Small Cap Growth Fund                R                 U.S. Equity Fund                    AllianceBernstein LP

AB Small Cap Growth Fund(2)             Z                 U.S. Equity Fund                    AllianceBernstein LP

AB Sustainable International            R                 International Equity Fund           AllianceBernstein LP
Thematic Fund (formerly AB
International Growth Fund)(3)

AB Value Fund                           R                 U.S. Equity Fund                    AllianceBernstein LP



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.



(3) Names changed effective January 19, 2018.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Alger Balanced Portfolio                I-2               Allocation Fund                     Fred Alger Management, Inc.

Alger Capital Appreciation Fund         Z                 U.S. Equity Fund                    Fred Alger Management, Inc.

Alger Capital Appreciation              I                 U.S. Equity Fund                    Fred Alger Management, Inc.
Institutional Fund

Alger Capital Appreciation              R                 U.S. Equity Fund                    Fred Alger Management, Inc.
Institutional Fund

Alger Capital Appreciation Portfolio    I-2               U.S. Equity Fund                    Fred Alger Management, Inc.

Alger Large Cap Growth Portfolio        I-2               U.S. Equity Fund                    Fred Alger Management, Inc.

Alger Small Cap Growth                  I                 U.S. Equity Fund                    Fred Alger Management, Inc.
Institutional Fund

Alger Small Cap Growth                  R                 U.S. Equity Fund                    Fred Alger Management, Inc.
Institutional Fund

AllianzGI Multi-Asset Income Fund       A*                Allocation Fund                     Allianz Global Investors Fund
(formerly AllianzGI Dynamic Multi-                                                            Management LLC
Asset Income Fund)(4)

AllianzGI Multi-Asset Income Fund       Administrative    Allocation Fund                     Allianz Global Investors Fund
(formerly AllianzGI Dynamic Multi-                                                            Management LLC
Asset Income Fund)(4)

AllianzGI Multi Asset Income            R6                Allocation Fund                     Allianz Global Investors Fund
Fund(5)                                                                                       Management LLC

AllianzGI NFJ Dividend Value Fund       Administrative    U.S. Equity Fund                    Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI NFJ Dividend Value Fund       R                 U.S. Equity Fund                    Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI NFJ Mid-Cap Value Fund        Administrative    U.S. Equity Fund                    Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI NFJ Mid-Cap Value Fund        R                 U.S. Equity Fund                    Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI NFJ Small-Cap Value Fund      Administrative    U.S. Equity Fund                    Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI NFJ Small-Cap Value Fund      R                 U.S. Equity Fund                    Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI NFJ Small-Cap Value Fund      R6                U.S. Equity Fund                    Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2020 Fund          A*                Allocation Fund                     Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2020 Fund          Administrative    Allocation Fund                     Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2020 Fund(5)       R6                Allocation Fund                     Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2025 Fund          A*                Allocation Fund                     Allianz Global Investors Fund
                                                                                              Management LLC



(1) Please refer to the Fund prospectus for a description of the class designation.



(4) Names changed effective February 23, 2018.



(5) Funds added effective March 15, 2018.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
AllianzGI Retirement 2025 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2025 Fund(5)       R6                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2030 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2030 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2030 Fund(5)       R6                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2035 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2035 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2035 Fund(5)       R6                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2040 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2040 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2040 Fund(5)       R6                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2045 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2045 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2045 Fund(5)       R6                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2050 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2050 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2050 Fund(5)       R6                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2055 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2055 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2025 Fund(5)       R6                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

American Beacon International           Investor          International Equity Fund            American Beacon Advisors, Inc.
Equity Fund(5)

American Beacon International           R6                International Equity Fund            American Beacon Advisors, Inc.
Equity Fund(5)



(1) Please refer to the Fund prospectus for a description of the class designation.



(5) Funds added effective March 15, 2018.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
American Beacon Small Cap Value         Investor          U.S. Equity Fund                     American Beacon Advisors, Inc.
Fund(5)

American Beacon Small Cap Value         R6                U.S. Equity Fund                     American Beacon Advisors, Inc.
Fund(5)

American Century Disciplined            A*                U.S. Equity Fund                     American Century Investment
Growth Fund                                                                                    Management, Inc.

American Century Disciplined            Investor          U.S. Equity Fund                     American Century Investment
Growth Fund                                                                                    Management, Inc.

American Century Diversified Bond       A*                Taxable Bond Fund                    American Century Investment
Fund                                                                                           Management, Inc.

American Century Diversified Bond       Investor          Taxable Bond Fund                    American Century Investment
Fund                                                                                           Management, Inc.

American Century Emerging               A*                International Equity Fund            American Century Investment
Markets Fund                                                                                   Management, Inc.

American Century Emerging               Investor          International Equity Fund            American Century Investment
Markets Fund                                                                                   Management, Inc.

American Century Emerging               R6                International Equity Fund            American Century Investment
Markets Fund                                                                                   Management, Inc.

American Century Equity Growth          A*                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Equity Growth          Investor          U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Equity Income          A*                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Equity Income          Investor          U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Equity Income          R6                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Ginnie Mae             A*                Taxable Bond Fund                    American Century Investment
                                                                                               Management, Inc.

American Century Growth Fund            A*                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Growth Fund            R6                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Heritage Fund          A*                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Heritage Fund          Investor          U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Heritage Fund          R6                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Income &               Investor          U.S. Equity Fund                     American Century Investment
Growth                                                                                         Management, Inc.

American Century Inflation-             A*                Taxable Bond Fund                    American Century Investment
Adjusted Bond                                                                                  Management, Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.



(5) Funds added effective March 15, 2018.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
American Century International          A*                Taxable Bond Fund                    American Century Investment
Bond                                                                                           Management, Inc.

American Century International          Investor          Taxable Bond Fund                    American Century Investment
Bond                                                                                           Management, Inc.

American Century International          A*                International Equity Fund            American Century Investment
Core Equity Fund                                                                               Management, Inc.

American Century International          Investor          International Equity Fund            American Century Investment
Core Equity Fund                                                                               Management, Inc.

American Century International          A*                International Equity Fund            American Century Investment
Discovery                                                                                      Management, Inc.

American Century International          Investor          International Equity Fund            American Century Investment
Discovery                                                                                      Management, Inc.

American Century International          A*                International Equity Fund            American Century Investment
Growth                                                                                         Management, Inc.

American Century International          Investor          International Equity Fund            American Century Investment
Growth                                                                                         Management, Inc.

American Century Large Company          A*                U.S. Equity Fund                     American Century Investment
Value                                                                                          Management, Inc.

American Century Mid Cap Value          A*                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Mid Cap Value          Investor          U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Mid Cap Value          R6                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century One Choice 2020        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2020        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2020        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2025        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2025        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2025        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2030        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2030        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2030        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2035        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2035        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2035        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2040        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2040        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2040        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2045        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2045        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2045        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2050        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2050        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2050        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2055        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2055        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2055        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2060        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2060        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2060        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice In          A*                Allocation Fund                      American Century Investment
Retirement Portfolio                                                                           Management, Inc.

American Century One Choice In          Investor          Allocation Fund                      American Century Investment
Retirement Portfolio                                                                           Management, Inc.

American Century One Choice In          R6                International Equity Fund            American Century Investment
Retirement Portfolio                                                                           Management, Inc.

American Century Real Estate Fund       A*                Sector Equity Fund                   American Century Investment
                                                                                               Management, Inc.

American Century Real Estate Fund       Investor          Sector Equity Fund                   American Century Investment
                                                                                               Management, Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
American Century Real Estate Fund       R6                Sector Equity Fund                   American Century Investment
                                                                                               Management, Inc.

American Century Select                 A*                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Select                 Investor          U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Small Cap              A*                U.S. Equity Fund                     American Century Investment
Growth                                                                                         Management, Inc.

American Century Small Cap Value        A*                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Small Cap Value        Investor          U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Small Cap Value        R6                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Small Company          A*                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Strategic              A*                Allocation Fund                      American Century Investment
Allocation: Aggressive Fund                                                                    Management, Inc.

American Century Strategic              Investor          Allocation Fund                      American Century Investment
Allocation: Aggressive Fund                                                                    Management, Inc.

American Century Strategic              R6                Allocation Fund                      American Century Investment
Allocation: Aggressive Fund                                                                    Management, Inc.

American Century Strategic              A*                Allocation Fund                      American Century Investment
Allocation: Conservative Fund                                                                  Management, Inc.

American Century Strategic              Investor          Allocation Fund                      American Century Investment
Allocation: Conservative Fund                                                                  Management, Inc.

American Century Strategic              R6                Allocation Fund                      American Century Investment
Allocation: Conservative Fund                                                                  Management, Inc.

American Century Strategic              A*                Allocation Fund                      American Century Investment
Allocation: Moderate Fund                                                                      Management, Inc.

American Century Strategic              Investor          Allocation Fund                      American Century Investment
Allocation: Moderate Fund                                                                      Management, Inc.

American Century Strategic              R6                Allocation Fund                      American Century Investment
Allocation: Moderate Fund                                                                      Management, Inc.

American Century Ultra Fund             A*                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Ultra Fund             Investor          U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Ultra Fund             R6                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Value                  A*                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Value                  Investor          U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital             I                 U.S. Equity Fund                     American Century Investment
Appreciation Fund                                                                              Management, Inc.

American Funds 2010 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2010 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2010 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2015 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2015 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2015 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2020 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2020 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2020 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2025 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2025 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2025 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2030 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2030 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2030 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2035 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2035 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2035 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2040 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2040 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2040 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company



(1) Please refer to the Fund prospectus for a description of the class designation.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------
American Funds 2045 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2045 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2045 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2050 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2050 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2050 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2055 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2055 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2055 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2060 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2060 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2060 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds AMCAP Fund               R3                U.S. Equity Fund                     Capital Research and
                                                                                               Management Company

American Funds AMCAP Fund               R4                U.S. Equity Fund                     Capital Research and
                                                                                               Management Company

American Funds AMCAP Fund               R6                U.S. Equity Fund                     Capital Research and
                                                                                               Management Company

American Funds American                 R3                Allocation Fund                      Capital Research and
Balanced Fund                                                                                  Management Company

American Funds American                 R4                Allocation Fund                      Capital Research and
Balanced Fund                                                                                  Management Company

American Funds American                 R6                Allocation Fund                      Capital Research and
Balanced Fund                                                                                  Management Company

American Funds American High            R3                Taxable Bond Fund                    Capital Research and
Income Trust                                                                                   Management Company

American Funds American High            R4                Taxable Bond Fund                    Capital Research and
Income Trust                                                                                   Management Company

American Funds Capital World            R6                International Equity Fund            Capital Research and
Bond Fund(6)                                                                                   Management Company

American Funds Capital World            R3                International Equity Fund            Capital Research and
Growth and Income Fund                                                                         Management Company



(1) Please refer to the Fund prospectus for a description of the class designation.



(6) Funds added effective July 19, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------
American Funds Capital World            R4                International Equity Fund            Capital Research and
Growth and Income Fund                                                                         Management Company

American Funds Capital World            R6                International Equity Fund            Capital Research and
Growth and Income Fund                                                                         Management Company

American Funds EuroPacific Growth       R3                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds EuroPacific Growth       R4                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds EuroPacific Growth       R5                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds EuroPacific Growth       R6                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds Fundamental              R3                U.S. Equity Fund                     Capital Research and
Investors                                                                                      Management Company

American Funds Fundamental              R4                U.S. Equity Fund                     Capital Research and
Investors                                                                                      Management Company

American Funds Fundamental              R6                U.S. Equity Fund                     Capital Research and
Investors                                                                                      Management Company

American Funds Intermediate Bond        R3                Taxable Bond Fund                    Capital Research and
Fund of America                                                                                Management Company

American Funds Intermediate Bond        R4                Taxable Bond Fund                    Capital Research and
Fund of America                                                                                Management Company

American Funds Intermediate Bond        R6                Taxable Bond Fund                    Capital Research and
Fund of America(2)                                                                             Management Company

American Funds New Perspective          R3                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds New Perspective          R4                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds New Perspective          R6                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds New World Fund           R3                International Equity Fund            Capital Research and
                                                                                               Management Company

American Funds New World Fund           R4                International Equity Fund            Capital Research and
                                                                                               Management Company

American Funds New World Fund           R6                International Equity Fund            Capital Research and
                                                                                               Management Company

American Funds SMALLCAP World           R3                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds SMALLCAP World           R4                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds SMALLCAP World           R6                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds The Growth Fund          R3                U.S. Equity Fund                     Capital Research and
of America                                                                                     Management Company



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
American Funds The Growth Fund          R4                U.S. Equity Fund                    Capital Research and
of America                                                                                    Management Company

American Funds The Growth Fund          R6                U.S. Equity Fund                    Capital Research and
of America                                                                                    Management Company

American Funds Washington               R3                U.S. Equity Fund                    Capital Research and
Mutual Investors Fund                                                                         Management Company

American Funds Washington               R4                U.S. Equity Fund                    Capital Research and
Mutual Investors Fund                                                                         Management Company

American Funds Washington               R6                U.S. Equity Fund                    Capital Research and
Mutual Investors Fund                                                                         Management Company

AMG Managers Cadence Mid Cap            Investor          U.S. Equity Fund                    Managers Investment Group LLC
Fund

AMG Managers Cadence Mid Cap            Service           U.S. Equity Fund                    Managers Investment Group LLC
Fund

AMG Renaissance Large Cap               N                 U.S. Equity Fund                    Managers Investment Group LLC
Growth Fund(9)

AQR Emerging Multi-Style Fund           N                 International Equity Fund           AQR Capital Management, LLC

AQR International Multi-Style Fund      N                 International Equity Fund           AQR Capital Management, LLC

AQR Large Cap Multi-Style Fund          N                 U.S. Equity Fund                    AQR Capital Management, LLC

AQR Small Cap Multi-Style Fund          N                 U.S. Equity Fund                    AQR Capital Management, LLC

Ariel Appreciation Fund                 Investor          U.S. Equity Fund                    Ariel Investments, LLC

Ariel Fund                              Investor          U.S. Equity Fund                    Ariel Investments, LLC

Ariel International Fund                Investor          International Equity Fund           Ariel Investments, LLC

Ave Maria Growth Fund                   No Load           U.S. Equity Fund                    Schwartz Investment Counsel
                                                                                              Inc.

Ave Maria Rising Dividend Fund          No Load           U.S. Equity Fund                    Schwartz Investment Counsel
                                                                                              Inc.

Ave Maria Value Fund (formerly Ave      No Load           U.S. Equity Fund                    Schwartz Investment Counsel
Maria Catholic Values Fund)(7)                                                                Inc.

Ave Maria World Equity Fund             No Load           International Equity Fund           Schwartz Investment Counsel
                                                                                              Inc.

BlackRock Advisor Small Cap Growth      Institutional     U.S. Equity Fund                    BlackRock Advisors LLC
Equity Portfolio (formerly BlackRock
Small Cap Growth Equity Portfolio)(6)

BlackRock Equity Dividend Fund          Institutional     U.S. Equity Fund                    BlackRock Advisors LLC

BlackRock Equity Dividend Fund(8)       K                 U.S. Equity Fund                    BlackRock Advisors LLC

BlackRock Global Allocation Fund        Institutional     Allocation Fund                     BlackRock Advisors LLC

BlackRock Global Allocation Fund(8)     K                 Allocation Fund                     BlackRock Advisors LLC

BlackRock Global Allocation Fund        R                 Allocation Fund                     BlackRock Advisors LLC

BlackRock Global Dividend Portfolio     K                 International Equity Fund           BlackRock Advisors LLC



(1) Please refer to the Fund prospectus for a description of the class designation.



(6) Funds added effective July 19, 2017.



(7) Name changed effective May 31, 2017.



(8) Funds added effective June 22, 2017.



(9) Fund added effective July 19, 2017. AMG Managers Cadence Capital Appreciation Fund merged into AMG Renaissance Large Cap Growth Fund.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
BlackRock GNMA Portfolio                Service           Taxable Bond Fund                    BlackRock Advisors LLC

BlackRock Health Sciences               Institutional     Sector Equity Fund                   BlackRock Advisors LLC
Opportunities Portfolio

BlackRock Health Sciences               K                 Sector Equity Fund                   BlackRock Advisors LLC
Opportunities Portfolio

BlackRock Health Sciences               R                 Sector Equity Fund                   BlackRock Advisors LLC
Opportunities Portfolio

BlackRock High Yield Bond               K                 Taxable Bond Fund                    BlackRock Advisors LLC
Portfolio(10)

BlackRock High Yield Bond Portfolio     R                 Taxable Bond Fund                    BlackRock Advisors LLC

BlackRock High Yield Bond Portfolio     Service           Taxable Bond Fund                    BlackRock Advisors LLC

BlackRock LifePath Index 2020 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2025 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2030 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2035 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2040 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2045 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2050 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2055 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2060 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index                K                 Allocation Fund                      BlackRock Advisors LLC
Retirement Fund

BlackRock Mid-Cap Growth Equity         Institutional     U.S. Equity Fund                     BlackRock Advisors LLC
Portfolio Fund(11)

BlackRock Mid-Cap Growth Equity         K                 U.S. Equity Fund                     BlackRock Advisors LLC
Portfolio Fund(11)

BlackRock Mid-Cap Growth Equity         R                 U.S. Equity Fund                     BlackRock Advisors LLC
Portfolio Fund(11)

BlackRock Multi-Asset Income            A*                Allocation Fund                      BlackRock Advisors LLC
Fund(8)

BlackRock Multi-Asset Income            K                 Allocation Fund                      BlackRock Advisors LLC
Fund(8)

BlackRock Strategic Income              A*                Taxable Bond Fund                    BlackRock Advisors LLC
Opportunities Portfolio(8)

BlackRock Strategic Income              K                 Taxable Bond Fund                    BlackRock Advisors LLC
Opportunities Portfolio(8)

BlackRock Total Return Fund             A*                Taxable Bond Fund                    BlackRock Advisors LLC

BlackRock Total Return Fund             R                 Taxable Bond Fund                    BlackRock Advisors LLC

BlackRock Total Return Fund             K                 Taxable Bond Fund                    BlackRock Advisors LLC

BMO Aggressive Allocation Fund          R3                Allocation Fund                      BMO Investment Distributors, LLC



(1) Please refer to the Fund prospectus for a description of the class designation.



(8) Funds added effective June 22, 2017.



(10) Funds added effective February 22, 2018.



(11) Funds added effective November 16, 2017.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
BMO Aggressive Allocation Fund          R6                Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Aggressive Allocation Fund          Y                 Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Balanced Allocation Fund            R3                Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Balanced Allocation Fund            R6                Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Balanced Allocation Fund            Y                 Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Conservative Allocation Fund        R3                Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Conservative Allocation Fund        R6                Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Conservative Allocation Fund        Y                 Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Growth Allocation Fund              R3                Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Growth Allocation Fund              R6                Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Growth Allocation Fund              Y                 Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Large-Cap Growth Fund(10)           R6                U.S. Equity Fund                     BMO Investment Distributors,
                                                                                               LLC

BMO Large-Cap Growth Fund(10)           Y                 U.S. Equity Fund                     BMO Investment Distributors,
                                                                                               LLC

BMO Mid-Cap Growth Fund(12)             A                 U.S. Equity Fund                     BMO Investment Distributors,
                                                                                               LLC

BMO Mid-Cap Value Fund(12)              A                 U.S. Equity Fund                     BMO Investment Distributors,
                                                                                               LLC

BMO Mid-Cap Value Fund                  R3                U.S. Equity Fund                     BMO Investment Distributors,
                                                                                               LLC

BMO Mid-Cap Value Fund(8)               R6                U.S. Equity Fund                     BMO Investment Distributors,
                                                                                               LLC

BMO Moderate Allocation Fund            R3                Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Moderate Allocation Fund            R6                Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Moderate Allocation Fund            Y                 Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Small-Cap Growth Fund(12)           A*                U.S. Equity Fund                     BMO Investment Distributors,
                                                                                               LLC



(1) Please refer to the Fund prospectus for a description of the class designation.



(8) Funds added effective June 22, 2017.



(10) Funds added effective February 22, 2018.



(12) Funds added effective May 15, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
BMO Small-Cap Value Fund                A*                U.S. Equity Fund                     BMO Investment Distributors,
                                                                                               LLC

BMO Small-Cap Value Fund                R3                U.S. Equity Fund                     BMO Investment Distributors,
                                                                                               LLC

BMO Small-Cap Value Fund(8)             R6                U.S. Equity Fund                     BMO Investment Distributors,
                                                                                               LLC

BMO TCH Core Plus Bond Fund(10)         I                 U.S. Equity Fund                     BMO Investment Distributors,
                                                                                               LLC

BMO TCH Core Plus Bond Fund(10)         Y                 U.S. Equity Fund                     BMO Investment Distributors,
                                                                                               LLC

Calvert Equity (formerly Calvert        A*                U.S. Equity Fund                     Calvert Research and
Equity Portfolio)(13)                                                                          Management

Calvert Income Fund                     A*                Taxable Bond Fund                    Calvert Research and
                                                                                               Management

Calvert Small Cap Fund                  A*                U.S. Equity Fund                     Calvert Research and
                                                                                               Management

Calvert VP SRI Mid Cap Growth           No Load           U.S. Equity Fund                     Calvert Research and
Portfolio                                                                                      Management

ClearBridge Aggressive Growth           FI                U.S. Equity Fund                     Legg Mason Partners Fund
Fund                                                                                           Advisor, LLC

ClearBridge Aggressive Growth           R                 U.S. Equity Fund                     Legg Mason Partners Fund
Fund                                                                                           Advisor, LLC

ClearBridge Appreciation Fund           FI                U.S. Equity Fund                     Legg Mason Partners Fund
                                                                                               Advisor, LLC

ClearBridge Appreciation Fund           R                 U.S. Equity Fund                     Legg Mason Partners Fund
                                                                                               Advisor, LLC

ClearBridge International Value         A*                International Equity Fund            Legg Mason Partners Fund
Fund(11)                                                                                       Advisor, LLC

ClearBridge International Value         IS                International Equity Fund            Legg Mason Partners Fund
Fund(11)                                                                                       Advisor, LLC

ClearBridge Large Cap Growth            A                 U.S. Equity Fund                     Legg Mason Partners Fund
Fund(11)                                                                                       Advisor, LLC

ClearBridge Large Cap Growth            IS                U.S. Equity Fund                     Legg Mason Partners Fund
Fund(11)                                                                                       Advisor, LLC

ClearBridge Large Cap Growth            R                 U.S. Equity Fund                     Legg Mason Partners Fund
Fund(11)                                                                                       Advisor, LLC

Columbia Acorn International Fund       A*                International Equity Fund            Columbia Wanger Asset
                                                                                               Management, LLC

Columbia Acorn International Fund       Advisor(14)       International Equity Fund            Columbia Wanger Asset
                                                                                               Management, LLC



(1) Please refer to the Fund prospectus for a description of the class designation.



(8) Funds added effective June 22, 2017.



(10) Funds added effective February 22, 2018.



(11) Funds added effective November 16, 2017.



(13) Name changed effective December 15, 2017.



(14) Fund class changed from R4 to Advisor effective November 17, 2017.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)            TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------
Columbia Acorn International Fund       Institutional(15)    International Equity Fund            Columbia Wanger Asset
                                                                                                  Management, LLC

Columbia Acorn International Fund       Institutional 3(16)  International Equity Fund            Columbia Wanger Asset
                                                                                                  Management, LLC

Columbia Contrarian Core Fund           A*                   U.S. Equity Fund                     Columbia Management
                                                                                                  Investment Advisers, LLC

Columbia Contrarian Core Fund           Advisor(14)          U.S. Equity Fund                     Columbia Management
                                                                                                  Investment Advisers, LLC

Columbia Dividend Income Fund           A*                   U.S. Equity Fund                     Columbia Management
                                                                                                  Investment Advisers, LLC

Columbia Dividend Income Fund           Advisor(14)          U.S. Equity Fund                     Columbia Management
                                                                                                  Investment Advisers, LLC

Columbia Emerging Markets Bond          A*                   Taxable Bond Fund                    Columbia Management
Fund                                                                                              Investment Advisers, LLC

Columbia Emerging Markets Bond          Institutional(15)    Taxable Bond Fund                    Columbia Management
Fund                                                                                              Investment Advisers, LLC

Columbia Emerging Markets Bond          Institutional 3(16)  Taxable Bond Fund                    Columbia Management
Fund                                                                                              Investment Advisers, LLC

Columbia Mid Cap Index Fund             A*                   U.S. Equity Fund                     Columbia Management
                                                                                                  Investment Advisers, LLC

Columbia Mid Cap Value Fund             A*                   U.S. Equity Fund                     Columbia Management
                                                                                                  Investment Advisers, LLC

Columbia Mid Cap Value Fund             Advisor(14)          U.S. Equity Fund                     Columbia Management
                                                                                                  Investment Advisers, LLC

Columbia Overseas Value Fund(8)         Advisor(14)          U.S. Equity Fund                     Columbia Management
                                                                                                  Investment Advisers, LLC

Columbia Overseas Value Fund(8)         Institutional(15)    U.S. Equity Fund                     Columbia Management
                                                                                                  Investment Advisers, LLC

Columbia Overseas Value Fund(8)         Institutional 3(16)  U.S. Equity Fund                     Columbia Management
                                                                                                  Investment Advisers, LLC

Columbia Select Global Growth           A*                   International Equity Fund            Columbia Management
Fund                                                                                              Investment Advisers, LLC

Columbia Select Global Growth           Advisor(14)          International Equity Fund            Columbia Management
Fund                                                                                              Investment Advisers, LLC

Columbia Select Large-Cap Value         A*                   U.S. Equity Fund                     Columbia Management
Fund                                                                                              Investment Advisers, LLC

Columbia Select Large-Cap Value         Advisor(14)          U.S. Equity Fund                     Columbia Management
Fund                                                                                              Investment Advisers, LLC

Columbia Select Smaller-Cap Value       A*                   U.S. Equity Fund                     Columbia Management
Fund                                                                                              Investment Advisers, LLC

Columbia Select Smaller-Cap Value       Advisor(14)          U.S. Equity Fund                     Columbia Management
Fund                                                                                              Investment Advisers, LLC



(1) Please refer to the Fund prospectus for a description of the class designation.



(8) Funds added effective June 22, 2017.



(14) Fund class changed from R4 to Advisor effective November 17, 2017.



(15) Fund class changed from Z to Institutional effective November 17, 2017.



(16) Fund class changed from Y to Institutional 3 effective November 17,
2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)            TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Select Smaller-Cap Value       Institutional(15)    U.S. Equity Fund                     Columbia Management
Fund                                                                                              Investment Advisers, LLC

Columbia Seligman                       A*                   Sector Equity Fund                   Columbia Management
Communications and Information                                                                    Investment Advisers, LLC
Fund

Columbia Seligman                       Advisor(14)          Sector Equity Fund                   Columbia Management
Communications and Information                                                                    Investment Advisers, LLC
Fund

Columbia Seligman                       Institutional(15)    Sector Equity Fund                   Columbia Management
Communications and Information                                                                    Investment Advisers, LLC
Fund

Columbia Seligman                       Institutional 3(16)  Sector Equity Fund                   Columbia Management
Communications and Information                                                                    Investment Advisers, LLC
Fund(8)

Columbia Small Cap Index Fund           A*                   U.S. Equity Fund                     Columbia Management
                                                                                                  Investment Advisers, LLC

Columbia Quality Income Fund            A*                   Taxable Bond Fund                    Columbia Management
(formerly Columbia U.S.                                                                           Investment Advisers, LLC
Government Mortgage Fund)(17)

Columbia Quality Income Fund            Advisor(14)          Taxable Bond Fund                    Columbia Management
(formerly Columbia U.S.                                                                           Investment Advisers, LLC
Government Mortgage Fund)(17)

Columbia Quality Income Fund            Institutional 3(16)  Taxable Bond Fund                    Columbia Management
(formerly Columbia U.S.                                                                           Investment Advisers, LLC
Government Mortgage Fund)(8)(17)

CRM Mid Cap Value                       Investor             U.S. Equity Fund                     Cramer Rosenthal McGlynn, LLC

CRM Small Cap Value                     Investor             U.S. Equity Fund                     Cramer Rosenthal McGlynn, LLC

Crossmark Steward Global Equity         A(18)                International Equity Fund            Crossmark Global Investments,
Income Fund (formerly Steward                                                                     Inc.
Global Equity Income Fund)(17)

Crossmark Steward Large Cap             A(18)                U.S. Equity Fund                     Crossmark Global Investments,
Enhanced Index Fund (formerly                                                                     Inc.
Steward Large Cap Enhanced Index
Fund)(17)

Crossmark Steward Small-Mid Cap         A(18)                U.S. Equity Fund                     Crossmark Global Investments,
Enhanced Index Fund (formerly                                                                     Inc.
Steward Small-Mid Cap Enhanced
Index Fund)(17)

Deutsche CROCI U.S. Fund(19)            A*                   U.S. Equity Fund                     Deutsche Inv Mgmt Americas Inc.

Deutsche CROCI U.S. Fund(19)            S                    U.S. Equity Fund                     Deutsche Inv Mgmt Americas Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.



(8) Funds added effective June 22, 2017.



(14) Fund class changed from R4 to Advisor effective November 17, 2017.



(15) Fund class changed from Z to Institutional effective November 17, 2017.



(16) Fund class changed from Y to Institutional 3 effective November 17,
2017.



(17) Names changed effective March 16, 2018.



(18) Fund class changed from Individual to A effective December 15, 2017.



(19) Funds added effective September 21, 2017.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Deutsche Enhanced Commodity             A*                Commodities                          Deutsche Inv Mgmt Americas
Strategy Fund                                                                                  Inc.

Deutsche Enhanced Commodity             S                 Commodities                          Deutsche Inv Mgmt Americas
Strategy Fund                                                                                  Inc.

Deutsche Global Infrastructure          A*                International Equity Fund            Deutsche Inv Mgmt Americas
Fund                                                                                           Inc.

Deutsche Global Infrastructure          S                 International Equity Fund            Deutsche Inv Mgmt Americas
Fund                                                                                           Inc.

Deutsche GNMA Fund(27)                  A*                Taxable Bond Fund                    Deutsche Inv Mgmt Americas
                                                                                               Inc.

Deutsche GNMA Fund(27)                  S                 Taxable Bond Fund                    Deutsche Inv Mgmt Americas
                                                                                               Inc.

Deutsche Mid Cap Value Fund             A*                U.S. Equity Fund                     Deutsche Inv Mgmt Americas
                                                                                               Inc.

Deutsche Mid Cap Value Fund             S                 U.S. Equity Fund                     Deutsche Inv Mgmt Americas
                                                                                               Inc.

Deutsche Real Assets Fund               A*                Alternative                          Deutsche Inv Mgmt Americas
                                                                                               Inc.

Deutsche Real Assets Fund               S                 Alternative                          Deutsche Inv Mgmt Americas
                                                                                               Inc.

Deutsche Real Estate Securities         A*                Sector Equity Fund                   Deutsche Inv Mgmt Americas
Fund                                                                                           Inc.

Deutsche Real Estate Securities         S                 Sector Equity Fund                   Deutsche Inv Mgmt Americas
Fund                                                                                           Inc.

Deutsche Real Estate Securities         R6                Sector Equity Fund                   Deutsche Inv Mgmt Americas
Fund                                                                                           Inc.

Deutsche Small Cap Core Fund(20)        A*                U.S. Equity Fund                     Deutsche Inv Mgmt Americas
                                                                                               Inc.

Deutsche Small Cap Core Fund(20)        S                 U.S. Equity Fund                     Deutsche Inv Mgmt Americas
                                                                                               Inc.

DFA Commodity Strategy Portfolio(2)     Institutional     Commodities                          Dimensional Fund Advisors LP

DFA Emerging Markets Portfolio          Institutional     International Equity Fund            Dimensional Fund Advisors LP

DFA Emerging Markets Value              R2                International Equity Fund            Dimensional Fund Advisors LP

DFA Global Allocation 25/75             Institutional     Allocation Fund                      Dimensional Fund Advisors LP
Portfolio

DFA Global Allocation 25/75             R2                Allocation Fund                      Dimensional Fund Advisors LP
Portfolio

DFA Global Allocation 60/40             Institutional     Allocation Fund                      Dimensional Fund Advisors LP
Portfolio

DFA Global Allocation 60/40 Port        R2                Allocation Fund                      Dimensional Fund Advisors LP
folio

DFA Global Equity Portfolio             Institutional     International Equity Fund            Dimensional Fund Advisors LP



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.



(20) Funds added effective October 30, 2017.



(27) Funds added effective March 23, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
DFA Global Equity Portfolio             R2                International Equity Fund           Dimensional Fund Advisors LP

DFA Inflation-Protected Securities      Institutional     Taxable Bond Fund                   Dimensional Fund Advisors LP
Portfolio(2)

DFA International Core Equity           Institutional     International Equity Fund           Dimensional Fund Advisors LP
Portfolio

DFA International Small Company         Institutional     International Equity Fund           Dimensional Fund Advisors LP
Portfolio

DFA International Value                 R2                International Equity Fund           Dimensional Fund Advisors LP

DFA Investment Grade Portfolio          Institutional     Taxable Bond Fund                   Dimensional Fund Advisors LP

DFA Real Estate Securities Portfolio    Institutional     Sector Equity Fund                  Dimensional Fund Advisors LP

DFA U.S. Large Cap Growth Portfolio     Institutional     U.S. Equity Fund                    Dimensional Fund Advisors LP

DFA U.S. Large Company Portfolio        Institutional     U.S. Equity Fund                    Dimensional Fund Advisors LP

DFA U.S. Small Cap Growth Portfolio     Institutional     U.S. Equity Fund                    Dimensional Fund Advisors LP

DFA U.S. Small Cap Portfolio(6)         Institutional     U.S. Equity Fund                    Dimensional Fund Advisors LP

DFA U.S. Targeted Value Portfolio       Institutional     U.S. Equity Fund                    Dimensional Fund Advisors LP

DFA U.S. Targeted Value Portfolio       R2                U.S. Equity Fund                    Dimensional Fund Advisors LP

DFA World Ex U.S. Government            Institutional     International Equity Fund           Dimensional Fund Advisors LP
Fixed Income Portfolio

Dreyfus Natural Resources Fund          I                 Sector Equity Fund                  Dreyfus Corporation

Federated High Yield Trust              Institutional     Taxable Bond Fund                   Federated Investment
                                                                                              Management Company

Federated High Yield Trust(2)           R6                Taxable Bond Fund                   Federated Investment
                                                                                              Management Company

Federated High Yield Trust              Service           Taxable Bond Fund                   Federated Investment
                                                                                              Management Company

Federated International Leaders         A*                International Equity Fund           Federated Global Investment
Fund                                                                                          Management Corp.

Federated International Leaders         Institutional     International Equity Fund           Federated Global Investment
Fund                                                                                          Management Corp.

Federated International Leaders         R6                International Equity Fund           Federated Global Investment
Fund(2)                                                                                       Management Corp.

Federated Kaufmann Large Cap            A*                U.S. Equity Fund                    Federated Equity Mgmt Company
Fund                                                                                          Of Penn

Federated Kaufmann Large Cap            Institutional     U.S. Equity Fund                    Federated Equity Mgmt Company
Fund                                                                                          Of Penn

Federated Kaufmann Large Cap            R6                U.S. Equity Fund                    Federated Equity Mgmt Company
Fund                                                                                          Of Penn

Federated MDT All Cap Core Fund         A*                U.S. Equity Fund                    Federated MDTA LLC

Federated MDT All Cap Core Fund         Institutional     U.S. Equity Fund                    Federated MDTA LLC

Federated MDT Small Cap Growth          A*                U.S. Equity Fund                    Federated MDTA LLC
Fund(8)



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.



(6) Funds added effective July 19, 2017.



(8) Funds added effective June 22, 2017.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Federated MDT Small Cap Growth          Institutional     U.S. Equity Fund                     Federated MDTA LLC
Fund(8)

Federated MDT Small Cap Growth          R6                U.S. Equity Fund                     Federated MDTA LLC
Fund(8)

Fidelity Advisor Balanced Fund(8)       I                 Allocation Fund                      Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Balanced Fund(8)       M                 Allocation Fund                      Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Balanced Fund(8)       Z                 Allocation Fund                      Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Diversified            M                 International Equity Fund            Fidelity Management & Research
International Fund                                                                             Company

Fidelity Advisor Diversified            Z                 International Equity Fund            Fidelity Management & Research
International Fund(3)                                                                          Company

Fidelity Advisor Diversified Stock      Institutional     U.S. Equity Fund                     Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor Diversified Stock      M                 U.S. Equity Fund                     Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor Diversified Stock      Z                 U.S. Equity Fund                     Fidelity Management & Research
Fund(2)                                                                                        Company

Fidelity Advisor Dividend Growth        M                 U.S. Equity Fund                     Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor Energy Fund(5)         I                 Sector Equity Fund                   Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Energy Fund(5)         M                 Sector Equity Fund                   Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Equity Growth Fund     M                 U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Equity Income Fund     M                 U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Freedom 2005           Z6                Allocation Fund                      Strategic Advisers, Inc.
Fund(11)

Fidelity Advisor Freedom 2010 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2010 Fund      M                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2010 Fund(11)  Z6                Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2015 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2015 Fund      M                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2015           Z6                Allocation Fund                      Strategic Advisers, Inc.
Fund(11)

Fidelity Advisor Freedom 2020 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.



(3) Names changed effective January 19, 2018.



(5) Funds added effective March 15, 2018.



(8) Funds added effective June 22, 2017.



(11) Funds added effective November 16, 2017.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2020 Fund      M                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2020           Z6                Allocation Fund                      Strategic Advisers, Inc.
Fund(11)

Fidelity Advisor Freedom 2025 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2025 Fund      M                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2025           Z6                Allocation Fund                      Strategic Advisers, Inc.
Fund(11)

Fidelity Advisor Freedom 2030 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2030 Fund      M                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2030           Z6                Allocation Fund                      Strategic Advisers, Inc.
Fund(11)

Fidelity Advisor Freedom 2035 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2035 Fund      M                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2035           Z6                Allocation Fund                      Strategic Advisers, Inc.
Fund(11)

Fidelity Advisor Freedom 2040 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2040 Fund      M                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2040           Z6                Allocation Fund                      Strategic Advisers, Inc.
Fund(11)

Fidelity Advisor Freedom 2045 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2045 Fund      M                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2045           Z6                Allocation Fund                      Strategic Advisers, Inc.
Fund(11)

Fidelity Advisor Freedom 2050 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2050 Fund      M                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2050           Z6                Allocation Fund                      Strategic Advisers, Inc.
Fund(11)

Fidelity Advisor Freedom 2055 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2055 Fund      M                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2055           Z6                Allocation Fund                      Strategic Advisers, Inc.
Fund(11)

Fidelity Advisor Freedom 2060 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2060 Fund      M                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2060           Z6                Allocation Fund                      Strategic Advisers, Inc.
Fund(11)

Fidelity Advisor Freedom Income         I                 Allocation Fund                      Strategic Advisers, Inc.
Fund

Fidelity Advisor Freedom Income         M                 Allocation Fund                      Strategic Advisers, Inc.
Fund

Fidelity Advisor Freedom Income         Z6                Allocation Fund                      Strategic Advisers, Inc.
Fund(11)



(1) Please refer to the Fund prospectus for a description of the class designation.



(11) Funds added effective November 16, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth & Income        M                 U.S. Equity Fund                     Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor Growth                 M                 U.S. Equity Fund                     Fidelity Management & Research
Opportunities Fund                                                                             Company

Fidelity Advisor International          M                 International Equity Fund            Fidelity Management & Research
Capital Appreciation Fund                                                                      Company

Fidelity Advisor International          Z                 International Equity Fund            Fidelity Management & Research
Capital Appreciation Fund(8)                                                                   Company

Fidelity Advisor Leveraged              A*                U.S. Equity Fund                     Fidelity Management & Research
Company Stock Fund                                                                             Company

Fidelity Advisor Leveraged              M                 U.S. Equity Fund                     Fidelity Management & Research
Company Stock Fund                                                                             Company

Fidelity Advisor New Insights Fund      A*                U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor New Insights Fund      M                 U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor New Insights Fund(8)   Z                 U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Overseas Fund          M                 International Equity Fund            Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Real Estate Fund       A*                Sector Equity Fund                   Fidelity SelectCo, LLC

Fidelity Advisor Real Estate Fund       I                 Sector Equity Fund                   Fidelity SelectCo, LLC

Fidelity Advisor Real Estate Fund       M                 Sector Equity Fund                   Fidelity SelectCo, LLC

Fidelity Advisor Real Estate Income     I                 Sector Equity Fund                   Fidelity SelectCo, LLC
Fund(7)

Fidelity Advisor Small Cap Fund         A*                U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Small Cap Fund         M                 U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Stock Selector All     M                 U.S. Equity Fund                     Fidelity Management & Research
Cap Fund                                                                                       Company

Fidelity Advisor Stock Selector Mid     M                 U.S. Equity Fund                     Fidelity Management & Research
Cap Fund                                                                                       Company

Fidelity Advisor Strategic              I                 Allocation Fund                      Fidelity Management & Research
Dividend & Income Fund                                                                         Company

Fidelity Advisor Strategic              M                 Allocation Fund                      Fidelity Management & Research
Dividend & Income Fund                                                                         Company

Fidelity Advisor Strategic Income       A*                Taxable Bond Fund                    Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor Total Bond Fund        I                 Taxable Bond Fund                    Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Total Bond Fund        M                 Taxable Bond Fund                    Fidelity Management & Research
                                                                                               Company



(1) Please refer to the Fund prospectus for a description of the class designation.



(7) Name changed effective May 31, 2017.



(8) Funds added effective June 22, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Total Bond Fund(8)     Z                 Taxable Bond Fund                   Fidelity Management & Research
                                                                                              Company

Fidelity Advisor Value Fund             A*                U.S. Equity Fund                    Fidelity Management & Research
                                                                                              Company

Fidelity Advisor Value Fund             M                 U.S. Equity Fund                    Fidelity Management & Research
                                                                                              Company

Fidelity VIP Asset Manager Portfolio    Initial           Allocation Fund                     Fidelity Management & Research
                                                                                              Company

Fidelity VIP Contrafund Portfolio       Initial           U.S. Equity Fund                    Fidelity Management & Research
                                                                                              Company

Fidelity VIP Equity-Income Portfolio    Initial           U.S. Equity Fund                    Fidelity Management & Research
                                                                                              Company

Fidelity VIP Growth Portfolio           Initial           U.S. Equity Fund                    Fidelity Management & Research
                                                                                              Company

Fidelity VIP High Income Portfolio      Initial           Taxable Bond Fund                   Fidelity Management & Research
                                                                                              Company

Fidelity VIP Overseas Portfolio         Initial           International Equity Fund           Fidelity Management & Research
                                                                                              Company

Franklin Growth Fund                    A*                U.S. Equity Fund                    Franklin Advisers, Inc.

Franklin Growth Fund                    Advisor           U.S. Equity Fund                    Franklin Advisers, Inc.

Franklin Growth Fund                    R                 U.S. Equity Fund                    Franklin Advisers, Inc.

Franklin Growth Opportunities           Advisor           U.S. Equity Fund                    Franklin Advisers, Inc.
Fund(3)

Franklin Growth Opportunities           R                 U.S. Equity Fund                    Franklin Advisers, Inc.
Fund(3)

Franklin Growth Series(8)               R6                U.S. Equity Fund                    Franklin Advisers, Inc.

Franklin Income Fund                    Advisor           Allocation Fund                     Franklin Advisers, Inc.

Franklin Income Fund                    R                 Allocation Fund                     Franklin Advisers, Inc.

Franklin Income Fund(2)                 R6                Allocation Fund                     Franklin Advisers, Inc.

Franklin Mutual Global Discovery        R                 International Equity Fund           Franklin Mutual Advisers, LLC
Fund

Franklin Mutual Global Discovery        R6                International Equity Fund           Franklin Mutual Advisers, LLC
Fund(8)

Franklin Mutual Global Discovery        Z                 International Equity Fund           Franklin Mutual Advisers, LLC
Fund

Franklin Small Cap Value Fund           A*                U.S. Equity Fund                    Franklin Advisory Services, LLC

Franklin Small Cap Value Fund           Advisor           U.S. Equity Fund                    Franklin Advisory Services, LLC

Franklin Small Cap Value Fund           R                 U.S. Equity Fund                    Franklin Advisory Services, LLC

Franklin Small Cap Value Fund(2)        R6                U.S. Equity Fund                    Franklin Advisory Services, LLC

Franklin Small-Mid Cap Growth           Advisor           U.S. Equity Fund                    Franklin Advisers, Inc.
Fund



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.



(3) Names changed effective January 19, 2018.



(8) Funds added effective June 22, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth           R                 U.S. Equity Fund                     Franklin Advisers, Inc.
Fund

Franklin Strategic Income Fund          A*                Taxable Bond Fund                    Franklin Advisers, Inc.

Franklin Strategic Income Fund          Advisor           Taxable Bond Fund                    Franklin Advisers, Inc.

Franklin Strategic Income Fund          R                 Taxable Bond Fund                    Franklin Advisers, Inc.

Franklin Strategic Income Fund          R6                Taxable Bond Fund                    Franklin Advisers, Inc.

Franklin Utilities Fund                 Advisor           Sector Equity Fund                   Franklin Advisers, Inc.

Franklin Utilities Fund                 R                 Sector Equity Fund                   Franklin Advisers, Inc.

Franklin Utilities Fund                 R6                Sector Equity Fund                   Franklin Advisers, Inc.

Frost Credit Fund(2)                    Institutional     U.S. Equity Fund                     Frost Funds

Frost Growth Equity Fund(2)             Institutional     U.S. Equity Fund                     Frost Funds

Frost Total Return Bond Fund(2)         Institutional     Taxable Bond Fund                    Frost Funds

Frost Value Equity Fund(2)              Institutional     U.S. Equity Fund                     Frost Funds

Goldman Sachs Financial Square          Admin             Money Market                         Goldman Sachs Asset
Government Fund                                                                                Management, L.P.

Goldman Sachs Financial Square          Resource          Money Market                         Goldman Sachs Asset
Government Fund                                                                                Management, L.P.

Goldman Sachs Financial Square          R6                Money Market                         Goldman Sachs Asset
Government Fund                                                                                Management, L.P.

Goldman Sachs Growth                    Investor(21)      U.S. Equity Fund                     Goldman Sachs Asset
Opportunities Fund                                                                             Management, L.P.

Goldman Sachs Growth                    R6                U.S. Equity Fund                     Goldman Sachs Asset
Opportunities Fund                                                                             Management, L.P.

Goldman Sachs Growth                    Service           U.S. Equity Fund                     Goldman Sachs Asset
Opportunities Fund                                                                             Management, L.P.

Goldman Sachs Growth Strategy           Institutional     Allocation Fund                      Goldman Sachs Asset
Portfolio                                                                                      Management, L.P.

Goldman Sachs Growth Strategy           Service           Allocation Fund                      Goldman Sachs Asset
Portfolio                                                                                      Management, L.P.

Goldman Sachs International Equity      Institutional     International Equity Fund            Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs International Equity      R6                International Equity Fund            Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs International Equity      Service           International Equity Fund            Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs Large Cap Growth          Investor(21)      U.S. Equity Fund                     Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs Large Cap Growth          R6                U.S. Equity Fund                     Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs Large Cap Growth          Service           U.S. Equity Fund                     Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.



(21) Fund class changed from IR to Investor effective August 25, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Large Cap Value           Investor(21)      U.S. Equity Fund                    Goldman Sachs Asset
Insights Fund                                                                                 Management, L.P.

Goldman Sachs Large Cap Value           R6                U.S. Equity Fund                    Goldman Sachs Asset
Insights Fund                                                                                 Management, L.P.

Goldman Sachs Large Cap Value           Service           U.S. Equity Fund                    Goldman Sachs Asset
Insights Fund                                                                                 Management, L.P.

Goldman Sachs Mid Cap Value             Institutional     U.S. Equity Fund                    Goldman Sachs Asset
Fund                                                                                          Management, L.P.

Goldman Sachs Mid Cap Value             R6                U.S. Equity Fund                    Goldman Sachs Asset
Fund                                                                                          Management, L.P.

Goldman Sachs Mid Cap Value             Service           U.S. Equity Fund                    Goldman Sachs Asset
Fund                                                                                          Management, L.P.

Goldman Sachs Satellite Strategies      Investor(21)      Allocation Fund                     Goldman Sachs Asset
Fund                                                                                          Management, L.P.

Goldman Sachs Satellite Strategies      Service           Allocation Fund                     Goldman Sachs Asset
Fund                                                                                          Management, L.P.

Goldman Sachs Small Cap Value           Institutional     U.S. Equity Fund                    Goldman Sachs Asset
Fund                                                                                          Management, L.P.

Goldman Sachs Small Cap Value           R6                U.S. Equity Fund                    Goldman Sachs Asset
Fund                                                                                          Management, L.P.

Goldman Sachs Small Cap Value           Service           U.S. Equity Fund                    Goldman Sachs Asset
Fund                                                                                          Management, L.P.

Goldman Sachs Technology                Institutional     Sector Equity Fund                  Goldman Sachs Asset
Opportunities Fund                                                                            Management, L.P.

Goldman Sachs Technology                Service           Sector Equity Fund                  Goldman Sachs Asset
Opportunities Fund                                                                            Management, L.P.

Goldman Sachs U.S. Equity Insights      Investor(21)      U.S. Equity Fund                    Goldman Sachs Asset
                                                                                              Management, L.P.

Goldman Sachs U.S. Equity               R6                U.S. Equity Fund                    Goldman Sachs Asset
Insights(8)                                                                                   Management, L.P.

Goldman Sachs U.S. Equity Insights      Service           U.S. Equity Fund                    Goldman Sachs Asset
                                                                                              Management, L.P.

Henssler Equity Fund                    Institutional     U.S. Equity Fund                    Henssler Asset Management, LLC

Henssler Equity Fund                    Investor          U.S. Equity Fund                    Henssler Asset Management, LLC

Invesco American Franchise Fund         A*                U.S. Equity Fund                    Invesco Advisers, Inc.

Invesco American Value Fund             A*                U.S. Equity Fund                    Invesco Advisers, Inc.

Invesco American Value Fund             Y                 U.S. Equity Fund                    Invesco Advisers, Inc.

Invesco Comstock Fund                   A*                U.S. Equity Fund                    Invesco Advisers, Inc.

Invesco Comstock Fund                   R                 U.S. Equity Fund                    Invesco Advisers, Inc.

Invesco Diversified Dividend Fund       A*                U.S. Equity Fund                    Invesco Advisers, Inc.

Invesco Diversified Dividend Fund       Investor          U.S. Equity Fund                    Invesco Advisers, Inc.

Invesco Diversified Dividend Fund       R6                U.S. Equity Fund                    Invesco Advisers, Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.



(8) Funds added effective June 22, 2017.



(21) Fund class changed from IR to Investor effective August 25, 2017.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Invesco Energy Fund                     A*                Sector Equity Fund                   Invesco Advisers, Inc.

Invesco Energy Fund                     Investor          Sector Equity Fund                   Invesco Advisers, Inc.

Invesco Floating Rate Fund              A*                Taxable Bond Fund                    Invesco Advisers, Inc.

Invesco Floating Rate Fund(8)           R6                Taxable Bond Fund                    Invesco Advisers, Inc.

Invesco Floating Rate Fund              Y                 Taxable Bond Fund                    Invesco Advisers, Inc.

Invesco Global Health Care Fund         A*                Sector Equity Fund                   Invesco Advisers, Inc.

Invesco Global Health Care Fund         Investor          Sector Equity Fund                   Invesco Advisers, Inc.

Invesco Global Low Volatility Equity    A*                International Equity Fund            Invesco Advisers, Inc.
Yield Fund

Invesco Global Low Volatility Equity    R5                International Equity Fund            Invesco Advisers, Inc.
Yield Fund

Invesco International Growth Fund       R                 International Equity Fund            Invesco Advisers, Inc.

Invesco International Growth Fund       R5                International Equity Fund            Invesco Advisers, Inc.

Invesco International Growth Fund       R6                International Equity Fund            Invesco Advisers, Inc.

Invesco Mid Cap Core Equity Fund        A*                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Mid Cap Core Equity Fund        R                 U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Mid Cap Growth Fund             A*                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Mid Cap Growth Fund             R                 U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Mid Cap Growth Fund             R5                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Small Cap Growth Fund           A*                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Small Cap Growth Fund           R                 U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Small Cap Growth Fund           R6                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Technology Fund                 A*                Sector Equity Fund                   Invesco Advisers, Inc.

Invesco Technology Fund                 Investor          Sector Equity Fund                   Invesco Advisers, Inc.

Invesco Value Opportunities Fund        A*                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Value Opportunities Fund        R                 U.S. Equity Fund                     Invesco Advisers, Inc.

Ivy Asset Strategy Fund                 R                 Allocation Fund                      Ivy Investment Management Co

Ivy Asset Strategy Fund                 Y                 Allocation Fund                      Ivy Investment Management Co

Ivy Balanced Fund                       N                 Allocation Fund                      Ivy Investment Management Co

Ivy Balanced Fund                       R                 Allocation Fund                      Ivy Investment Management Co

Ivy Balanced Fund                       Y                 Allocation Fund                      Ivy Investment Management Co

Ivy Energy Fund                         R                 Sector Equity Fund                   Ivy Investment Management Co

Ivy Energy Fund                         Y                 Sector Equity Fund                   Ivy Investment Management Co

Ivy High Income Fund(2)                 N                 Taxable Bond Fund                    Ivy Investment Management Co

Ivy High Income Fund                    R                 Taxable Bond Fund                    Ivy Investment Management Co

Ivy High Income Fund                    Y                 Taxable Bond Fund                    Ivy Investment Management Co

Ivy Science and Technology Fund(2)      N                 Sector Equity Fund                   Ivy Investment Management Co

Ivy Science and Technology Fund         R                 Sector Equity Fund                   Ivy Investment Management Co



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.



(8) Funds added effective June 22, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Ivy Science and Technology Fund         Y                 Sector Equity Fund                  Ivy Investment Management Co

Ivy Small Cap Core Fund (formerly       N                 U.S. Equity Fund                    Ivy Investment Management Co
Ivy Small Cap Value Fund)(7)

Ivy Small Cap Core Fund (formerly       R                 U.S. Equity Fund                    Ivy Investment Management Co
Ivy Small Cap Value Fund)(7)

Ivy Small Cap Core Fund (formerly       Y                 U.S. Equity Fund                    Ivy Investment Management Co
Ivy Small Cap Value Fund)(7)

Janus Henderson Balanced Fund           N                 Allocation Fund                     Janus Capital Management LLC
(formerly Janus Balanced Fund)(22)

Janus Henderson Balanced Fund           R                 Allocation Fund                     Janus Capital Management LLC
(formerly Janus Balanced Fund)(22)

Janus Henderson Balanced Portfolio      Service           Allocation Fund                     Janus Capital Management LLC
(formerly Janus Aspen Balanced
Portfolio)(22)

Janus Henderson Enterprise Fund         A*                U.S. Equity Fund                    Janus Capital Management LLC
(formerly Janus Enterprise Fund)(22)

Janus Henderson Enterprise Fund         N                 U.S. Equity Fund                    Janus Capital Management LLC
(formerly Janus Enterprise Fund)(22)

Janus Henderson Enterprise Fund         S                 U.S. Equity Fund                    Janus Capital Management LLC
(formerly Janus Enterprise Fund)(22)

Janus Henderson Flexible Bond           N                 Taxable Bond Fund                   Janus Capital Management LLC
Fund (formerly Janus Flexible Bond
Fund)(22)

Janus Henderson Flexible Bond           Institutional     Taxable Bond Fund                   Janus Capital Management LLC
Portfolio (formerly Janus Aspen
Flexible Bond Portfolio)(22)

Janus Henderson Forty Fund              A*                U.S. Equity Fund                    Janus Capital Management LLC
(formerly Janus Forty Fund)(22)

Janus Henderson Forty Fund              R                 U.S. Equity Fund                    Janus Capital Management LLC
(formerly Janus Forty Fund)(22)

Janus Henderson Global Equity           A*                International Equity Fund           Janus Capital Management LLC
Income Fund(2)

Janus Henderson Global Equity           N                 International Equity Fund           Janus Capital Management LLC
Income Fund(2)

Janus Henderson Global Equity           S                 International Equity Fund           Janus Capital Management LLC
Income Fund(2)

Janus Henderson Global Life             S                 Sector Equity Fund                  Janus Capital Management LLC
Sciences Fund (formerly Janus
Global Life Sciences Fund)(22)

Janus Henderson Global Life             T                 Sector Equity Fund                  Janus Capital Management LLC
Sciences Fund (formerly Janus
Global Life Sciences Fund)(22)



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.



(7) Name changed effective May 31, 2017.



(22) Names changed effective July 21, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Janus Henderson Global Research         Institutional     International Equity Fund            Janus Capital Management LLC
Portfolio (formerly Janus Aspen
Global Research Portfolio)(22)

Janus Henderson Growth and              R                 U.S. Equity Fund                     Janus Capital Management LLC
Income Fund (formerly Janus
Growth and Income Fund)(22)

Janus Henderson Mid Cap Value           A*                U.S. Equity Fund                     Janus Capital Management LLC
Fund (formerly Perkins Mid Cap
Value Fund)(22)

Janus Henderson Mid Cap Value           R                 U.S. Equity Fund                     Janus Capital Management LLC
Fund (formerly Perkins Mid Cap
Value Fund)(22)

Janus Henderson Mid Cap Value           Service           U.S. Equity Fund                     Janus Capital Management LLC
Portfolio (formerly Janus Aspen
Perkins Mid Cap Value Portfolio)(22)

Janus Henderson Research Fund           A*                U.S. Equity Fund                     Janus Capital Management LLC
(formerly Janus Research Fund)(22)

Janus Henderson Research Fund           Service           U.S. Equity Fund                     Janus Capital Management LLC
(formerly Janus Research Fund)(22)

Janus Henderson Small Cap Value         N                 U.S. Equity Fund                     Janus Capital Management LLC
Fund (formerly Perkins Small Cap
Value Fund)(22)

Janus Henderson Small Cap Value         Service           U.S. Equity Fund                     Janus Capital Management LLC
Fund (formerly Perkins Small Cap
Value Fund)(22)

Janus Henderson Triton Fund             A*                U.S. Equity Fund                     Janus Capital Management LLC
(formerly Janus Triton Fund)(22)

Janus Henderson Triton Fund             N                 U.S. Equity Fund                     Janus Capital Management LLC
(formerly Janus Triton Fund)(22)

Janus Henderson Triton Fund             Service           U.S. Equity Fund                     Janus Capital Management LLC
(formerly Janus Triton Fund)(22)

Janus Henderson U.S. Managed            Service           U.S. Equity Fund                     Janus Capital Management LLC
Volatility Fund (formerly INTECH
U.S. Managed Volatility Fund)(22)

JPMorgan Equity Income Fund(8)          R4                U.S. Equity Fund                     JP Morgan Investment
                                                                                               Management, Inc.

JPMorgan Equity Income Fund(8)          R6                U.S. Equity Fund                     JP Morgan Investment
                                                                                               Management, Inc.

JPMorgan Government Bond Fund(8)        R4                Taxable Bond Fund                    JP Morgan Investment
                                                                                               Management, Inc.

JPMorgan Government Bond Fund(8)        R6                Taxable Bond Fund                    JP Morgan Investment
                                                                                               Management, Inc.

JPMorgan Mid Cap Growth Fund(8)         R4                U.S. Equity Fund                     JP Morgan Investment
                                                                                               Management, Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.



(8) Funds added effective June 22, 2017.



(22) Names changed effective July 21, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Growth Fund(8)         R6                U.S. Equity Fund                     JP Morgan Investment
                                                                                               Management, Inc.

JPMorgan Mid Cap Value Fund(8)          R4                U.S. Equity Fund                     JP Morgan Investment
                                                                                               Management, Inc.

JPMorgan Mid Cap Value Fund(8)          R6                U.S. Equity Fund                     JP Morgan Investment
                                                                                               Management, Inc.

JPMorgan SmartRetirement Blend          R4                Allocation Fund                      JP Morgan Investment
2020 Fund(2)                                                                                   Management, Inc.

JPMorgan SmartRetirement Blend          R6                Allocation Fund                      JP Morgan Investment
2020 Fund(20)                                                                                  Management, Inc.

JPMorgan SmartRetirement Blend          R4                Allocation Fund                      JP Morgan Investment
2025 Fund(2)                                                                                   Management, Inc.

JPMorgan SmartRetirement Blend          R6                Allocation Fund                      JP Morgan Investment
2025 Fund(20)                                                                                  Management, Inc.

JPMorgan SmartRetirement Blend          R4                Allocation Fund                      JP Morgan Investment
2030 Fund(2)                                                                                   Management, Inc.

JPMorgan SmartRetirement Blend          R6                Allocation Fund                      JP Morgan Investment
2030 Fund(20)                                                                                  Management, Inc.

JPMorgan SmartRetirement Blend          R4                Allocation Fund                      JP Morgan Investment
2035 Fund(2)                                                                                   Management, Inc.

JPMorgan SmartRetirement Blend          R6                Allocation Fund                      JP Morgan Investment
2035 Fund(20)                                                                                  Management, Inc.

JPMorgan SmartRetirement Blend          R4                Allocation Fund                      JP Morgan Investment
2040 Fund(2)                                                                                   Management, Inc.

JPMorgan SmartRetirement Blend          R6                Allocation Fund                      JP Morgan Investment
2040 Fund(20)                                                                                  Management, Inc.

JPMorgan SmartRetirement Blend          R4                Allocation Fund                      JP Morgan Investment
2045 Fund(2)                                                                                   Management, Inc.

JPMorgan SmartRetirement Blend          R6                Allocation Fund                      JP Morgan Investment
2045 Fund(20)                                                                                  Management, Inc.

JPMorgan SmartRetirement Blend          R4                Allocation Fund                      JP Morgan Investment
2050 Fund(2)                                                                                   Management, Inc.

JPMorgan SmartRetirement Blend          R6                Allocation Fund                      JP Morgan Investment
2050 Fund(20)                                                                                  Management, Inc.

JPMorgan SmartRetirement Blend          R4                Allocation Fund                      JP Morgan Investment
2055 Fund(2)                                                                                   Management, Inc.

JPMorgan SmartRetirement Blend          R6                Allocation Fund                      JP Morgan Investment
2055 Fund(20)                                                                                  Management, Inc.

JPMorgan SmartRetirement Blend          R4                Allocation Fund                      JP Morgan Investment
2060 Fund(2)                                                                                   Management, Inc.

JPMorgan SmartRetirement Blend          R6                Allocation Fund                      JP Morgan Investment
2060 Fund(20)                                                                                  Management, Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.



(8) Funds added effective June 22, 2017.



(20) Funds added effective October 30, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------
JPMorgan SmartRetirement Blend          R4                Allocation Fund                      JP Morgan Investment
Income Fund(2)                                                                                 Management, Inc.

JPMorgan SmartRetirement Blend          R6                Allocation Fund                      JP Morgan Investment
Income Fund(20)                                                                                Management, Inc.

JPMorgan U.S. Small Company             R4                U.S. Equity Fund                     JP Morgan Investment
Fund(8)                                                                                        Management, Inc.

JPMorgan U.S. Small Company             R6                U.S. Equity Fund                     JP Morgan Investment
Fund(8)                                                                                        Management, Inc.

JPMorgan Value Advantage Fund(11)       R4                U.S. Equity Fund                     JP Morgan Investment
                                                                                               Management, Inc.

JPMorgan Value Advantage Fund(11)       R6                U.S. Equity Fund                     JP Morgan Investment
                                                                                               Management, Inc.

Knights of Columbus Core Bond           Institutional     U.S. Equity Fund                     Knights of Columbus Asset
Fund(8)                                                                                        Advisors LLC

Knights of Columbus International       Institutional     International Equity Fund            Knights of Columbus Asset
Equity Fund(8)                                                                                 Advisors LLC

Knights of Columbus Large Cap           Institutional     U.S. Equity Fund                     Knights of Columbus Asset
Growth Fund(8)                                                                                 Advisors LLC

Knights of Columbus Large Cap           Institutional     U.S. Equity Fund                     Knights of Columbus Asset
Value Fund(8)                                                                                  Advisors LLC

Knights of Columbus Small Cap           Institutional     U.S. Equity Fund                     Knights of Columbus Asset
Equity Fund(8)                                                                                 Advisors LLC

Legg Mason BW Global                    FI                Taxable Bond Fund                    Legg Mason Partners Fund
Opportunities Bond Fund                                                                        Advisor, LLC

Legg Mason BW Global                    R                 Taxable Bond Fund                    Legg Mason Partners Fund
Opportunities Bond Fund                                                                        Advisor, LLC

Lord Abbett Bond-Debenture Fund         A*                Taxable Bond Fund                    Lord, Abbett & Co. LLC

Lord Abbett Bond-Debenture Fund         R3                Taxable Bond Fund                    Lord, Abbett & Co. LLC

Lord Abbett Bond-Debenture Fund         R5                Taxable Bond Fund                    Lord, Abbett & Co. LLC

Lord Abbett Calibrated Dividend         A*                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Growth Fund

Lord Abbett Calibrated Dividend         R3                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Growth Fund

Lord Abbett Calibrated Dividend         R5                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Growth Fund

Lord Abbett Developing Growth           A*                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Developing Growth           P                 U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Developing Growth           R3                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.



(8) Funds added effective June 22, 2017.



(11) Funds added effective November 16, 2017.



(20) Funds added effective October 30, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Developing Growth           R5                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Developing Growth           R6                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Fundamental Equity          A*                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Fundamental Equity          R3                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Fundamental Equity          R5                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Growth Leaders Fund         I                 U.S. Equity Fund                     Lord, Abbett & Co. LLC

Lord Abbett Growth Leaders Fund         R3                U.S. Equity Fund                     Lord, Abbett & Co. LLC

Lord Abbett Growth Leaders Fund         R5                U.S. Equity Fund                     Lord, Abbett & Co. LLC

Lord Abbett Growth Opportunities        A*                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Growth Opportunities        P                 U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Growth Opportunities        R3                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Growth Opportunities        R5                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett High Yield Fund             A*                Taxable Bond Fund                    Lord, Abbett & Co. LLC

Lord Abbett High Yield Fund             R3                Taxable Bond Fund                    Lord, Abbett & Co. LLC

Lord Abbett High Yield Fund             R5                Taxable Bond Fund                    Lord, Abbett & Co. LLC

Lord Abbett High Yield Fund             R6                Taxable Bond Fund                    Lord, Abbett & Co. LLC

Lord Abbett International               R3                International Equity Fund            Lord, Abbett & Co. LLC
Opportunities Fund(5)

Lord Abbett International               R5                International Equity Fund            Lord, Abbett & Co. LLC
Opportunities Fund(5)

Lord Abbett International               R6                International Equity Fund            Lord, Abbett & Co. LLC
Opportunities Fund(5)

Lord Abbett Mid Cap Stock Fund          P                 U.S. Equity Fund                     Lord, Abbett & Co. LLC

Lord Abbett Mid Cap Stock Fund          R3                U.S. Equity Fund                     Lord, Abbett & Co. LLC

Lord Abbett Mid Cap Stock Fund          R5                U.S. Equity Fund                     Lord, Abbett & Co. LLC

Lord Abbett Small Cap Value Fund        Institutional     U.S. Equity Fund                     Lord, Abbett & Co. LLC

Lord Abbett Small Cap Value Fund        P                 U.S. Equity Fund                     Lord, Abbett & Co. LLC

Lord Abbett Small Cap Value Fund        R3                U.S. Equity Fund                     Lord, Abbett & Co. LLC

Lord Abbett Small Cap Value Fund        R5                U.S. Equity Fund                     Lord, Abbett & Co. LLC

Lord Abbett Total Return Fund           I                 Taxable Bond Fund                    Lord, Abbett & Co. LLC

Lord Abbett Total Return Fund           R3                Taxable Bond Fund                    Lord, Abbett & Co. LLC

Lord Abbett Total Return Fund           R5                Taxable Bond Fund                    Lord, Abbett & Co. LLC



(1) Please refer to the Fund prospectus for a description of the class designation.



(5) Funds added effective March 15, 2018.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Value Opportunities         A*                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Value Opportunities         P                 U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Value Opportunities         R3                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Value Opportunities         R5                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Value Opportunities         R6                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund(8)

Manning & Napier Pro-Blend              S                 Allocation Fund                      Manning & Napier Advisors, LLC
Conservative Term Series

Manning & Napier Pro-Blend              S                 Allocation Fund                      Manning & Napier Advisors, LLC
Extended Term Series

Manning & Napier Pro-Blend              S                 Allocation Fund                      Manning & Napier Advisors, LLC
Maximum Term Series

Manning & Napier Pro-Blend              S                 Allocation Fund                      Manning & Napier Advisors, LLC
Moderate Term Series

MFS Aggressive Growth Allocation        R2                International Equity Fund            Massachusettes Financial
Fund                                                                                           Services Co

MFS Aggressive Growth Allocation        R3                International Equity Fund            Massachusettes Financial
Fund                                                                                           Services Co

MFS Conservative Allocation Fund        R2                Allocation Fund                      Massachusettes Financial
                                                                                               Services Co

MFS Conservative Allocation Fund        R3                Allocation Fund                      Massachusettes Financial
                                                                                               Services Co

MFS Emerging Markets Debt Fund          R2                Taxable Bond Fund                    Massachusettes Financial
                                                                                               Services Co

MFS Emerging Markets Debt Fund          R3                Taxable Bond Fund                    Massachusettes Financial
                                                                                               Services Co

MFS Emerging Markets Debt Fund          R6                Taxable Bond Fund                    Massachusettes Financial
                                                                                               Services Co

MFS Growth Allocation Fund              R2                Allocation Fund                      Massachusettes Financial
                                                                                               Services Co

MFS Growth Allocation Fund              R3                Allocation Fund                      Massachusettes Financial
                                                                                               Services Co

MFS Growth Fund                         R6                U.S. Equity Fund                     Massachusettes Financial
                                                                                               Services Co

MFS International New Discovery         A*                International Equity Fund            Massachusettes Financial
Fund                                                                                           Services Co

MFS International New Discovery         R2                International Equity Fund            Massachusettes Financial
Fund                                                                                           Services Co

MFS International New Discovery         R6                International Equity Fund            Massachusettes Financial
Fund                                                                                           Services Co



(1) Please refer to the Fund prospectus for a description of the class designation.



(8) Funds added effective June 22, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
MFS International Value Fund            R2                International Equity Fund           Massachusettes Financial
                                                                                              Services Co

MFS International Value Fund            R3                International Equity Fund           Massachusettes Financial
                                                                                              Services Co

MFS International Value Fund            R6                International Equity Fund           Massachusettes Financial
                                                                                              Services Co

MFS Massachusetts Investors             R2                U.S. Equity Fund                    Massachusettes Financial
Growth Stock Fund                                                                             Services Co

MFS Massachusetts Investors             R3                U.S. Equity Fund                    Massachusettes Financial
Growth Stock Fund                                                                             Services Co

MFS Massachusetts Investors             R6                U.S. Equity Fund                    Massachusettes Financial
Growth Stock Fund                                                                             Services Co

MFS Mid Cap Growth Fund                 A*                U.S. Equity Fund                    Massachusettes Financial
                                                                                              Services Co

MFS Mid Cap Growth Fund(2)              R6                U.S. Equity Fund                    Massachusettes Financial
                                                                                              Services Co

MFS Mid Cap Value Fund                  R2                U.S. Equity Fund                    Massachusettes Financial
                                                                                              Services Co

MFS Mid Cap Value Fund                  R3                U.S. Equity Fund                    Massachusettes Financial
                                                                                              Services Co

MFS Mid Cap Value Fund                  R6                U.S. Equity Fund                    Massachusettes Financial
                                                                                              Services Co

MFS Moderate Allocation Fund            R2                Allocation Fund                     Massachusettes Financial
                                                                                              Services Co

MFS Moderate Allocation Fund            R3                Allocation Fund                     Massachusettes Financial
                                                                                              Services Co

MFS New Discovery Fund                  R2                U.S. Equity Fund                    Massachusettes Financial
                                                                                              Services Co

MFS New Discovery Fund                  R3                U.S. Equity Fund                    Massachusettes Financial
                                                                                              Services Co

MFS Technology Fund                     R2                Sector Equity Fund                  Massachusettes Financial
                                                                                              Services Co

MFS Technology Fund                     R3                Sector Equity Fund                  Massachusettes Financial
                                                                                              Services Co

MFS Technology Fund                     R6                Sector Equity Fund                  Massachusettes Financial
                                                                                              Services Co

MFS Utilities Fund                      R2                Sector Equity Fund                  Massachusettes Financial
                                                                                              Services Co

MFS Utilities Fund                      R3                Sector Equity Fund                  Massachusettes Financial
                                                                                              Services Co

MFS Value Fund                          A*                U.S. Equity Fund                    Massachusettes Financial
                                                                                              Services Co

MFS Value Fund                          R6                U.S. Equity Fund                    Massachusettes Financial
                                                                                              Services Co



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Emerging               A*                International Equity Fund            Neuberger Berman Management
Markets Equity Fund                                                                            LLC

Neuberger Berman Emerging               R3                International Equity Fund            Neuberger Berman Management
Markets Equity Fund                                                                            LLC

Neuberger Berman Focus Fund             Advisor           U.S. Equity Fund                     Neuberger Berman Management
                                                                                               LLC

Neuberger Berman Large Cap Value        Advisor           U.S. Equity Fund                     Neuberger Berman Management
Fund                                                                                           LLC

Neuberger Berman Mid Cap                A*                U.S. Equity Fund                     Neuberger Berman Management
Intrinsic Value Fund(11)                                                                       LLC

Neuberger Berman Mid Cap                R3                U.S. Equity Fund                     Neuberger Berman Management
Intrinsic Value Fund(11)                                                                       LLC

Neuberger Berman Small Cap              A*                U.S. Equity Fund                     Neuberger Berman Management
Growth Fund                                                                                    LLC

Neuberger Berman Small Cap              Advisor           U.S. Equity Fund                     Neuberger Berman Management
Growth Fund                                                                                    LLC

Neuberger Berman Small Cap              R3                U.S. Equity Fund                     Neuberger Berman Management
Growth Fund                                                                                    LLC

Neuberger Berman Socially               A*                U.S. Equity Fund                     Neuberger Berman Management
Responsive Fund                                                                                LLC

Neuberger Berman Socially               R3                U.S. Equity Fund                     Neuberger Berman Management
Responsive Fund                                                                                LLC

Northern Small Cap Value Fund           R                 U.S. Equity Fund                     Northern Trust Investments Inc.

Nuveen Dividend Value Fund              A*                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Dividend Value Fund              R3                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen International Growth Fund        A*                International Equity Fund            Nuveen Fund Advisors, LLC

Nuveen International Growth Fund        R3                International Equity Fund            Nuveen Fund Advisors, LLC

Nuveen International Growth Fund        R6                International Equity Fund            Nuveen Fund Advisors, LLC

Nuveen Mid Cap Growth                   A*                U.S. Equity Fund                     Nuveen Fund Advisors, LLC
Opportunities Fund

Nuveen Mid Cap Growth                   R3                U.S. Equity Fund                     Nuveen Fund Advisors, LLC
Opportunities Fund

Nuveen Mid Cap Value Fund               A*                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Mid Cap Value Fund               R3                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Real Estate Securities Fund      A*                Sector Equity Fund                   Nuveen Fund Advisors, LLC

Nuveen Real Estate Securities Fund      R3                Sector Equity Fund                   Nuveen Fund Advisors, LLC

Nuveen Real Estate Securities           R6                Sector Equity Fund                   Nuveen Fund Advisors, LLC
Fund(8)

Nuveen Small Cap Select Fund            A*                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Small Cap Select Fund            R3                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Small Cap Value Fund             A*                U.S. Equity Fund                     Nuveen Fund Advisors, LLC



(1) Please refer to the Fund prospectus for a description of the class designation.



(8) Funds added effective June 22, 2017.



(11) Funds added effective November 16, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Nuveen Small Cap Value Fund             R3                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Small Cap Value Fund(8)          R6                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Strategy Growth Allocation       A*                Allocation Fund                      Nuveen Fund Advisors, LLC

Nuveen Strategy Growth Allocation       R3                Allocation Fund                      Nuveen Fund Advisors, LLC

Oak Ridge Multi Strategy Fund           A*                U.S. Equity Fund                     Oak Ridge Investments, LLC
(formerly Oak Ridge Large Cap
Growth Fund)(22)

Oak Ridge Multi Strategy Fund           I(23)             U.S. Equity Fund                     Oak Ridge Investments, LLC
(formerly Oak Ridge Large Cap
Growth Fund)(22)

Oak Ridge Small Cap Growth Fund         A*                U.S. Equity Fund                     Oak Ridge Investments, LLC

Oak Ridge Small Cap Growth Fund         I(23)             U.S. Equity Fund                     Oak Ridge Investments, LLC

Oakmark Equity and Income Fund          I                 Allocation Fund                      Harris Associates L.P.

Oppenheimer Active Allocation           A*                Allocation Fund                      OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Active Allocation           Y                 Allocation Fund                      OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Developing Markets          A*                International Equity Fund            OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Developing Markets          I                 International Equity Fund            OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Developing Markets          Y                 International Equity Fund            OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Global Fund                 A*                International Equity Fund            OFI Global Asset Management,
                                                                                               Inc.

Oppenheimer Global Fund(2)              I                 International Equity Fund            OFI Global Asset Management,
                                                                                               Inc.

Oppenheimer Global Fund                 Y                 International Equity Fund            OFI Global Asset Management,
                                                                                               Inc.

Oppenheimer Global Opportunities        A*                International Equity Fund            OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Global Opportunities        I                 International Equity Fund            OFI Global Asset Management,
Fund(8)                                                                                        Inc.

Oppenheimer Global Opportunities        Y                 International Equity Fund            OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Global Strategic            A*                Taxable Bond Fund                    OFI Global Asset Management,
Income Fund                                                                                    Inc.

Oppenheimer Global Strategic            Y                 Taxable Bond Fund                    OFI Global Asset Management,
Income Fund                                                                                    Inc.

Oppenheimer Gold & Special              A*                Sector Equity Fund                   OFI Global Asset Management,
Minerals Fund                                                                                  Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.



(8) Funds added effective June 22, 2017.



(22) Names changed effective July 21, 2017.



(23) Fund class changed from Y to I effective August 25, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Gold & Special              I                 Sector Equity Fund                  OFI Global Asset Management,
Minerals Fund(5)                                                                              Inc.

Oppenheimer Gold & Special              Y                 Sector Equity Fund                  OFI Global Asset Management,
Minerals Fund                                                                                 Inc.

Oppenheimer International Bond          A*                Taxable Bond Fund                   OFI Global Asset Management,
Fund                                                                                          Inc.

Oppenheimer International Bond          I                 Taxable Bond Fund                   OFI Global Asset Management,
Fund(3)                                                                                       Inc.

Oppenheimer International Bond          Y                 Taxable Bond Fund                   OFI Global Asset Management,
Fund                                                                                          Inc.

Oppenheimer International Growth        A*                International Equity Fund           OFI Global Asset Management,
Fund                                                                                          Inc.

Oppenheimer International Growth        I                 International Equity Fund           OFI Global Asset Management,
Fund                                                                                          Inc.

Oppenheimer International Growth        Y                 International Equity Fund           OFI Global Asset Management,
Fund                                                                                          Inc.

Oppenheimer International Small-        A*                International Equity Fund           OFI Global Asset Management,
Mid Company Fund                                                                              Inc.

Oppenheimer International Small-        I                 International Equity Fund           OFI Global Asset Management,
Mid Company Fund                                                                              Inc.

Oppenheimer International Small-        Y                 International Equity Fund           OFI Global Asset Management,
Mid Company Fund                                                                              Inc.

Oppenheimer Main Street All Cap         A*                U.S. Equity Fund                    OFI Global Asset Management,
Fund (formerly Oppenheimer Main                                                               Inc.
Street Select Fund)(22)

Oppenheimer Main Street All Cap         Y                 U.S. Equity Fund                    OFI Global Asset Management,
Fund (formerly Oppenheimer Main                                                               Inc.
Street Select Fund)(22)

Oppenheimer Main Street Mid Cap         A*                U.S. Equity Fund                    OFI Global Asset Management,
Fund                                                                                          Inc.

Oppenheimer Main Street Mid Cap         Y                 U.S. Equity Fund                    OFI Global Asset Management,
Fund                                                                                          Inc.

Oppenheimer Mid Cap Value Fund          A*                U.S. Equity Fund                    OFI Global Asset Management,
                                                                                              Inc.

Oppenheimer Mid Cap Value               I                 U.S. Equity Fund                    OFI Global Asset Management,
Fund(8)                                                                                       Inc.

Oppenheimer Mid Cap Value Fund          Y                 U.S. Equity Fund                    OFI Global Asset Management,
                                                                                              Inc.

Oppenheimer Senior Floating Rate        A*                Taxable Bond Fund                   OFI Global Asset Management,
Fund                                                                                          Inc.

Oppenheimer Senior Floating Rate        I                 Taxable Bond Fund                   OFI Global Asset Management,
Fund(8)                                                                                       Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.



(3) Names changed effective January 19, 2018.



(5) Funds added effective March 15, 2018.



(8) Funds added effective June 22, 2017.



(22) Names changed effective July 21, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Senior Floating Rate        Y                 Taxable Bond Fund                    OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Total Return Bond           A*                Taxable Bond Fund                    OFI Global Asset Management,
Fund (formerly Oppenheimer Core                                                                Inc.
Bond Fund)(22)

Oppenheimer Total Return Bond           Y                 Taxable Bond Fund                    OFI Global Asset Management,
Fund (formerly Oppenheimer Core                                                                Inc.
Bond Fund)(22)

Oppenheimer Value Fund                  A*                U.S. Equity Fund                     OFI Global Asset Management,
                                                                                               Inc.

Oppenheimer Value Fund                  Y                 U.S. Equity Fund                     OFI Global Asset Management,
                                                                                               Inc.

Parnassus Core Equity Fund              Investor          U.S. Equity Fund                     Parnassus Investments

Parnassus Fund                          No Load           U.S. Equity Fund                     Parnassus Investments

Parnassus Mid Cap Fund                  No Load           U.S. Equity Fund                     Parnassus Investments

Pax Balanced Fund                       Individual        Allocation Fund                      Pax World Management LLC
                                        Investor

Pax Global Environmental Markets        Individual        International Equity Fund            Pax World Management LLC
Fund                                    Investor

Payden Emerging Markets Bond            Investor          Taxable Bond Fund                    Payden & Rygel

Payden/Kravitz Cash Balance Plan        Advisor           Taxable Bond Fund                    Payden/Kravitz Investment
Fund                                                                                           Advisers LLC

Payden/Kravitz Cash Balance Plan        Retirement        Taxable Bond Fund                    Payden/Kravitz Investment
Fund                                                                                           Advisers LLC

PIMCO All Asset Fund                    Admin             Allocation Fund                      Pacific Investment Management
                                                                                               Co LLC

PIMCO All Asset Fund                    R                 Allocation Fund                      Pacific Investment Management
                                                                                               Co LLC

PIMCO CommoditiesPLUS Strategy          Admin             Commodities                          Pacific Investment Management
Fund                                                                                           Co LLC

PIMCO Commodity Real Return             Admin             Commodities                          Pacific Investment Management
Strategy Fund                                                                                  Co LLC

PIMCO Commodity Real Return             Institutional     Commodities                          Pacific Investment Management
Strategy Fund(2)                                                                               Co LLC

PIMCO Commodity Real Return             R                 Commodities                          Pacific Investment Management
Strategy Fund                                                                                  Co LLC

PIMCO High Yield Fund                   Admin             Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

PIMCO High Yield Fund                   Institutional     Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

PIMCO High Yield Fund                   R                 Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.



(22) Names changed effective July 21, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Income Fund                       Admin             Taxable Bond Fund                   Pacific Investment Management
                                                                                              Co LLC

PIMCO Income Fund                       Institutional     Taxable Bond Fund                   Pacific Investment Management
                                                                                              Co LLC

PIMCO Income Fund                       R                 Taxable Bond Fund                   Pacific Investment Management
                                                                                              Co LLC

PIMCO Investment Grade Corporate        Admin             Taxable Bond Fund                   Pacific Investment Management
Bond Fund                                                                                     Co LLC

PIMCO Investment Grade Corporate        Institutional     Taxable Bond Fund                   Pacific Investment Management
Bond Fund(2)                                                                                  Co LLC

PIMCO Long Duration Total Return        A                 Sector Equity Fund                  Pacific Investment Management
Fund(5)                                                                                       Co LLC

PIMCO Long-Term U.S. Government         A                 Sector Equity Fund                  Pacific Investment Management
Fund(5)                                                                                       Co LLC

PIMCO Real Return Fund                  Admin             Taxable Bond Fund                   Pacific Investment Management
                                                                                              Co LLC

PIMCO Real Return Fund                  Institutional     Taxable Bond Fund                   Pacific Investment Management
                                                                                              Co LLC

PIMCO Real Return Fund                  R                 Taxable Bond Fund                   Pacific Investment Management
                                                                                              Co LLC

PIMCO Total Return Fund                 Admin             Taxable Bond Fund                   Pacific Investment Management
                                                                                              Co LLC

PIMCO Total Return Fund                 Institutional     Taxable Bond Fund                   Pacific Investment Management
                                                                                              Co LLC

PIMCO Total Return Fund                 R                 Taxable Bond Fund                   Pacific Investment Management
                                                                                              Co LLC

Pioneer Bond Fund                       A*                Taxable Bond Fund                   Pioneer Investment Management
                                                                                              Inc.

Pioneer Bond Fund                       K                 Taxable Bond Fund                   Pioneer Investment Management
                                                                                              Inc.

Pioneer Bond Fund                       Y                 Taxable Bond Fund                   Pioneer Investment Management
                                                                                              Inc.

Pioneer Dynamic Credit Fund             A*                Taxable Bond Fund                   Pioneer Investment Management
                                                                                              Inc.

Pioneer Dynamic Credit Fund             Y                 Taxable Bond Fund                   Pioneer Investment Management
                                                                                              Inc.

Pioneer Equity Income Fund              A*                U.S. Equity Fund                    Pioneer Investment Management
                                                                                              Inc.

Pioneer Equity Income Fund              K                 U.S. Equity Fund                    Pioneer Investment Management
                                                                                              Inc.

Pioneer Equity Income Fund              Y                 U.S. Equity Fund                    Pioneer Investment Management
                                                                                              Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.



(5) Funds added effective March 15, 2018.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund                            A*                U.S. Equity Fund                     Pioneer Investment Management
                                                                                               Inc.

Pioneer Fund VCT Portfolio              I                 U.S. Equity Fund                     Pioneer Investment Management
                                                                                               Inc.

Pioneer Fundamental Growth Fund         A*                U.S. Equity Fund                     Pioneer Investment Management
                                                                                               Inc.

Pioneer Fundamental Growth Fund         K                 U.S. Equity Fund                     Pioneer Investment Management
                                                                                               Inc.

Pioneer Fundamental Growth Fund         Y                 U.S. Equity Fund                     Pioneer Investment Management
                                                                                               Inc.

Pioneer Global Equity Fund(24)          A*                International Equity Fund            Pioneer Investment Management
                                                                                               Inc.

Pioneer Global Equity Fund(24)          Y                 International Equity Fund            Pioneer Investment Management
                                                                                               Inc.

Pioneer High Yield Fund                 A*                Taxable Bond Fund                    Pioneer Investment Management
                                                                                               Inc.

Pioneer High Yield Fund                 Y                 Taxable Bond Fund                    Pioneer Investment Management
                                                                                               Inc.

Pioneer Mid Cap Value Fund              A*                U.S. Equity Fund                     Pioneer Investment Management
                                                                                               Inc.

Pioneer Mid Cap Value Fund              Y                 U.S. Equity Fund                     Pioneer Investment Management
                                                                                               Inc.

Pioneer Select Mid Cap Growth           A*                U.S. Equity Fund                     Pioneer Investment Management
Fund                                                                                           Inc.

Pioneer Select Mid Cap Growth           K                 U.S. Equity Fund                     Pioneer Investment Management
Fund                                                                                           Inc.

Pioneer Select Mid Cap Growth VCT       I                 U.S. Equity Fund                     Pioneer Investment Management
Portfolio                                                                                      Inc.

Pioneer Strategic Income Fund           A*                Taxable Bond Fund                    Pioneer Investment Management
                                                                                               Inc.

Pioneer Strategic Income Fund           K                 Taxable Bond Fund                    Pioneer Investment Management
                                                                                               Inc.

Pioneer Strategic Income Fund           Y                 Taxable Bond Fund                    Pioneer Investment Management
                                                                                               Inc.

PNC International Equity Fund           A*                International Equity Fund            PNC Capital Advisors, LLC

PNC International Equity Fund           I                 International Equity Fund            PNC Capital Advisors, LLC

PNC Multi-Factor Small Cap Core         A*                U.S. Equity Fund                     PNC Capital Advisors, LLC
Fund

PNC Multi-Factor Small Cap Core         I                 U.S. Equity Fund                     PNC Capital Advisors, LLC
Fund

Principal Bond Market Index Fund        R3                Taxable Bond Fund                    Principal Management
                                                                                               Corporation

Principal International Equity Index    R3                International Equity Fund            Principal Management
Fund                                                                                           Corporation



(1) Please refer to the Fund prospectus for a description of the class designation.



(24) Funds added effective September 21, 2017. Pioneer Emerging Markets Funds merged into the Pioneer Global Equity Funds.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Principal MidCap S&P 400 Index          R3                U.S. Equity Fund                     Principal Management
Fund                                                                                           Corporation

Principal SmallCap S&P 600 Index        R3                U.S. Equity Fund                     Principal Management
Fund                                                                                           Corporation

Prudential Global Real Estate Fund      A*                Sector Equity Fund                   Prudential Investments LLC

Prudential Global Real Estate Fund      Q                 Sector Equity Fund                   Prudential Investments LLC

Prudential Global Real Estate Fund      Z                 Sector Equity Fund                   Prudential Investments LLC

Prudential High Yield Fund              A*                Taxable Bond Fund                    Prudential Investments LLC

Prudential High Yield Fund              Q                 Taxable Bond Fund                    Prudential Investments LLC

Prudential High Yield Fund              Z                 Taxable Bond Fund                    Prudential Investments LLC

Prudential Jennison 20/20 Focus         A*                U.S. Equity Fund                     Prudential Investments LLC

Prudential Jennison 20/20 Focus         Z                 U.S. Equity Fund                     Prudential Investments LLC

Prudential Jennison Financial           A*                Sector Equity Fund                   Prudential Investments LLC
Services Fund (formerly Prudential
Financial Services Fund)(13)

Prudential Jennison Financial           Z                 Sector Equity Fund                   Prudential Investments LLC
Services Fund (formerly Prudential
Financial Services Fund)(13)

Prudential Jennison Focused             A*                U.S. Equity Fund                     Prudential Investments LLC
Growth Fund (formerly Prudential
Jennison Select Growth Fund)(22)

Prudential Jennison Focused             Q                 U.S. Equity Fund                     Prudential Investments LLC
Growth Fund(2)

Prudential Jennison Focused             Z                 U.S. Equity Fund                     Prudential Investments LLC
Growth Fund (formerly Prudential
Jennison Select Growth Fund)(22)

Prudential Jennison Health Sciences     A*                Sector Equity Fund                   Prudential Investments LLC
Fund

Prudential Jennison Health Sciences     Q                 Sector Equity Fund                   Prudential Investments LLC
Fund

Prudential Jennison Health Sciences     Z                 Sector Equity Fund                   Prudential Investments LLC
Fund

Prudential Jennison Mid Cap             A*                U.S. Equity Fund                     Prudential Investments LLC
Growth Fund

Prudential Jennison Mid Cap             Q                 U.S. Equity Fund                     Prudential Investments LLC
Growth Fund

Prudential Jennison Mid Cap             Z                 U.S. Equity Fund                     Prudential Investments LLC
Growth Fund

Prudential Jennison Natural             A*                Sector Equity Fund                   Prudential Investments LLC
Resources Fund



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.



(13) Name changed effective December 15, 2017.



(22) Names changed effective July 21, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Natural             Q                 Sector Equity Fund                   Prudential Investments LLC
Resources Fund

Prudential Jennison Natural             Z                 Sector Equity Fund                   Prudential Investments LLC
Resources Fund

Prudential Jennison Small Company       A*                U.S. Equity Fund                     Prudential Investments LLC
Fund

Prudential Jennison Small Company       Q                 U.S. Equity Fund                     Prudential Investments LLC
Fund(11)

Prudential Jennison Small Company       Z                 U.S. Equity Fund                     Prudential Investments LLC
Fund

Prudential QMA Mid Cap Value            A*                U.S. Equity Fund                     Prudential Investments LLC
Fund

Prudential QMA Mid Cap Value            Q                 U.S. Equity Fund                     Prudential Investments LLC
Fund(8)

Prudential QMA Mid Cap Value            Z                 U.S. Equity Fund                     Prudential Investments LLC
Fund

Prudential QMA Small Cap Value          Q                 U.S. Equity Fund                     Prudential Investments LLC
Fund(11)

Prudential Total Return Bond Fund       A*                Taxable Bond Fund                    Prudential Investments LLC

Prudential Total Return Bond Fund       Q                 Taxable Bond Fund                    Prudential Investments LLC

Prudential Total Return Bond Fund       Z                 Taxable Bond Fund                    Prudential Investments LLC

Putnam Diversified Income Trust         A*                Taxable Bond Fund                    Putnam Investment
                                                                                               Management, LLC

Putnam Diversified Income Trust(2)      R6                Taxable Bond Fund                    Putnam Investment
                                                                                               Management, LLC

Putnam Diversified Income Trust         Y                 Taxable Bond Fund                    Putnam Investment
                                                                                               Management, LLC

Putnam Dynamic Asset Allocation         A*                Allocation Fund                      Putnam Investment
Balanced Fund(2)                                                                               Management, LLC

Putnam Dynamic Asset Allocation         R6                Allocation Fund                      Putnam Investment
Balanced Fund(2)                                                                               Management, LLC

Putnam Dynamic Asset Allocation         Y                 Allocation Fund                      Putnam Investment
Balanced Fund(2)                                                                               Management, LLC

Putnam Dynamic Asset Allocation         A*                Allocation Fund                      Putnam Investment
Conservative Fund(2)                                                                           Management, LLC

Putnam Dynamic Asset Allocation         R6                Allocation Fund                      Putnam Investment
Conservative Fund(2)                                                                           Management, LLC

Putnam Dynamic Asset Allocation         Y                 Allocation Fund                      Putnam Investment
Conservative Fund(2)                                                                           Management, LLC

Putnam Dynamic Asset Allocation         A*                Allocation Fund                      Putnam Investment
Growth Fund(2)                                                                                 Management, LLC



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.



(8) Funds added effective June 22, 2017.



(11) Funds added effective November 16, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Putnam Dynamic Asset Allocation         R6                Allocation Fund                      Putnam Investment
Growth Fund(2)                                                                                 Management, LLC

Putnam Dynamic Asset Allocation         Y                 Allocation Fund                      Putnam Investment
Growth Fund(2)                                                                                 Management, LLC

Putnam Equity Income Fund               A*                U.S. Equity Fund                     Putnam Investment
                                                                                               Management, LLC

Putnam Equity Income Fund               Y                 U.S. Equity Fund                     Putnam Investment
                                                                                               Management, LLC

Putnam Growth Opportunities Fund        A*                U.S. Equity Fund                     Putnam Investment
                                                                                               Management, LLC

Putnam Growth Opportunities             R6                U.S. Equity Fund                     Putnam Investment
Fund(8)                                                                                        Management, LLC

Putnam Growth Opportunities Fund        Y                 U.S. Equity Fund                     Putnam Investment
                                                                                               Management, LLC

Russell Commodity Strategies Fund       S                 Commodities                          Russell Investment Management
                                                                                               Co

Russell Emerging Markets Fund(8)        R6                International Equity Fund            Russell Investment Management
                                                                                               Co

Russell Emerging Markets Fund(8)        S                 International Equity Fund            Russell Investment Management
                                                                                               Co

Russell Global Equity Fund              S                 International Equity Fund            Russell Investment Management
                                                                                               Co

Russell Global Infrastructure Fund      S                 International Equity Fund            Russell Investment Management
                                                                                               Co

Russell Global Opportunistic Credit     S                 Taxable Bond Fund                    Russell Investment Management
Fund                                                                                           Co

Russell Global Real Estate Securities   R6                Sector Equity Fund                   Russell Investment Management
Fund                                                                                           Co

Russell Global Real Estate Securities   S                 Sector Equity Fund                   Russell Investment Management
Fund                                                                                           Co

Russell International Developed         S                 International Equity Fund            Russell Investment Management
Markets Fund                                                                                   Co

Russell Investment Grade Bond           R6                Taxable Bond Fund                    Russell Investment Management
Fund(8)                                                                                        Co

Russell Investment Grade Bond           S                 Taxable Bond Fund                    Russell Investment Management
Fund                                                                                           Co

Russell LifePoints Balanced Strategy    R1                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints Balanced Strategy    R5                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints Conservative         R1                Allocation Fund                      Russell Investment Management
Strategy Fund                                                                                  Co

Russell LifePoints Conservative         R5                Allocation Fund                      Russell Investment Management
Strategy Fund                                                                                  Co



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.



(8) Funds added effective June 22, 2017.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints Equity Growth        R1                Allocation Fund                     Russell Investment Management
Strategy Fund                                                                                 Co

Russell LifePoints Equity Growth        R5                Allocation Fund                     Russell Investment Management
Strategy Fund                                                                                 Co

Russell LifePoints Growth Strategy      R1                Allocation Fund                     Russell Investment Management
Fund                                                                                          Co

Russell LifePoints Growth Strategy      R5                Allocation Fund                     Russell Investment Management
Fund                                                                                          Co

Russell LifePoints Moderate Strategy    R1                Allocation Fund                     Russell Investment Management
Fund                                                                                          Co

Russell LifePoints Moderate Strategy    R5                Allocation Fund                     Russell Investment Management
Fund                                                                                          Co

Russell Short Duration Bond Fund        S                 Taxable Bond Fund                   Russell Investment Management
                                                                                              Co

Russell Strategic Bond Fund(8)          R6                Taxable Bond Fund                   Russell Investment Management
                                                                                              Co

Russell Strategic Bond Fund             S                 Taxable Bond Fund                   Russell Investment Management
                                                                                              Co

Russell U.S. Core Equity Fund           S                 U.S. Equity Fund                    Russell Investment Management
                                                                                              Co

Russell U.S. Defensive Equity Fund      S                 U.S. Equity Fund                    Russell Investment Management
                                                                                              Co

Russell U.S. Dynamic Equity Fund        S                 U.S. Equity Fund                    Russell Investment Management
                                                                                              Co

Russell U.S. Small Cap Equity Fund(8)   R6                U.S. Equity Fund                    Russell Investment Management
                                                                                              Co

Russell U.S. Small Cap Equity Fund      S                 U.S. Equity Fund                    Russell Investment Management
                                                                                              Co

State Street Equity 500 Index           Admin             U.S. Equity Fund                    SSgA Funds Management Co

State Street Equity 500 Index           R                 U.S. Equity Fund                    SSgA Funds Management Co

T. Rowe Price Blue Chip Growth          I                 U.S. Equity Fund                    T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Blue Chip Growth          R                 U.S. Equity Fund                    T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Equity Income Fund        I                 U.S. Equity Fund                    T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income Fund        R                 U.S. Equity Fund                    T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income             No Load           U.S. Equity Fund                    T. Rowe Price Associates, Inc.
Portfolio

T. Rowe Price European Stock Fund       No Load           International Equity Fund           T. Rowe Price Associates, Inc.

T. Rowe Price Financial Services        I                 Sector Equity Fund                  T. Rowe Price Associates, Inc.
Fund(2)

T. Rowe Price Growth Stock Fund         Advisor           U.S. Equity Fund                    T. Rowe Price Associates, Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.



(8) Funds added effective June 22, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock Fund         I                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Growth Stock Fund         R                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price International Stock       R                 International Equity Fund            T. Rowe Price Associates, Inc.
Fund

T. Rowe Price International Value       Advisor           International Equity Fund            T. Rowe Price Associates, Inc.
Equity Fund

T. Rowe Price International Value       I                 International Equity Fund            T. Rowe Price Associates, Inc.
Equity Fund

T. Rowe Price International Value       R                 International Equity Fund            T. Rowe Price Associates, Inc.
Equity Fund

T. Rowe Price Mid-Cap Growth Fund       I                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Growth Fund       R                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Value Fund        Advisor           U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Value Fund        I                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Value Fund        R                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Real Estate Fund(6)       I                 Sector Equity Fund                   T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2005 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2005           I                 Allocation Fund                      T. Rowe Price Associates, Inc.
Fund(8)

T. Rowe Price Retirement 2005 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2010 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2010           I                 Allocation Fund                      T. Rowe Price Associates, Inc.
Fund(8)

T. Rowe Price Retirement 2010 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2015 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2015 Fund      I                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2015 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2020 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2020 Fund      I                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2020 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2025 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2025 Fund      I                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2025 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2030 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2030 Fund      I                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2030 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2035 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2035 Fund      I                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2035 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.



(6) Funds added effective July 19, 2017.



(8) Funds added effective June 22, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Retirement 2040 Fund      Advisor           Allocation Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2040 Fund      I                 Allocation Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2040 Fund      R                 Allocation Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2045 Fund      Advisor           Allocation Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2045 Fund      I                 Allocation Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2045 Fund      R                 Allocation Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2050 Fund      Advisor           Allocation Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2050 Fund      I                 Allocation Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2050 Fund      R                 Allocation Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2055 Fund      Advisor           Allocation Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2055 Fund      I                 Allocation Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2055 Fund      R                 Allocation Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2060 Fund      Advisor           Allocation Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2060 Fund      I                 Allocation Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2060 Fund      R                 Allocation Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Retirement Balanced       Advisor           Allocation Fund                     T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Retirement Balanced       I                 Allocation Fund                     T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Retirement Balanced       R                 Allocation Fund                     T. Rowe Price Associates, Inc.
Fund

T. Rowe Price U.S. Treasury Long-       No Load           Sector Equity Fund                  T. Rowe Price Associates, Inc.
Term Fund

Templeton Foreign Fund                  A*                International Equity Fund           Templeton Global Advisors
                                                                                              Limited

Templeton Foreign Fund                  Advisor           International Equity Fund           Templeton Global Advisors
                                                                                              Limited

Templeton Foreign Fund                  R                 International Equity Fund           Templeton Global Advisors
                                                                                              Limited

Templeton Foreign Fund(8)               R6                International Equity Fund           Templeton Global Advisors
                                                                                              Limited

Templeton Global Bond Fund              A*                Taxable Bond Fund                   Franklin Advisers, Inc.

Templeton Global Bond Fund              Advisor           Taxable Bond Fund                   Franklin Advisers, Inc.

Templeton Global Bond Fund              R                 Taxable Bond Fund                   Franklin Advisers, Inc.

Templeton Global Bond Fund              R6                Taxable Bond Fund                   Franklin Advisers, Inc.

Templeton Growth Fund                   A*                International Equity Fund           Templeton Global Advisors
                                                                                              Limited

Templeton Growth Fund                   Advisor           International Equity Fund           Templeton Global Advisors
                                                                                              Limited

Templeton Growth Fund                   R                 International Equity Fund           Templeton Global Advisors
                                                                                              Limited



(1) Please refer to the Fund prospectus for a description of the class designation.



(8) Funds added effective June 22, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Templeton International Bond Fund       A*                Taxable Bond Fund                   Franklin Advisers, Inc.

Thornburg Core Growth Fund              R3                U.S. Equity Fund                    Thornburg Investment
                                                                                              Management, Inc.

Thornburg Core Growth Fund              R5                U.S. Equity Fund                    Thornburg Investment
                                                                                              Management, Inc.

Thornburg International Value Fund      R3                International Equity Fund           Thornburg Investment
                                                                                              Management, Inc.

Thornburg International Value Fund      R5                International Equity Fund           Thornburg Investment
                                                                                              Management, Inc.

Thornburg International Value           R6                International Equity Fund           Thornburg Investment
Fund(2)                                                                                       Management, Inc.

Thornburg Investment Income             R3                Allocation Fund                     Thornburg Investment
Builder Fund                                                                                  Management, Inc.

Thornburg Investment Income             R5                Allocation Fund                     Thornburg Investment
Builder Fund                                                                                  Management, Inc.

Thornburg Limited Term Income           R3                Taxable Bond Fund                   Thornburg Investment
Fund                                                                                          Management, Inc.

Thornburg Limited Term Income           R5                Taxable Bond Fund                   Thornburg Investment
Fund                                                                                          Management, Inc.

Thornburg Limited Term Income           R6                Taxable Bond Fund                   Thornburg Investment
Fund(8)                                                                                       Management, Inc.

Thornburg Limited Term U.S.             R3                Taxable Bond Fund                   Thornburg Investment
Government Fund                                                                               Management, Inc.

Thornburg Value Fund                    R3                U.S. Equity Fund                    Thornburg Investment
                                                                                              Management, Inc.

TIAA-CREF Bond Index Fund               Institutional     Taxable Bond Fund                   Teachers Advisors, Inc.

TIAA-CREF Bond Index Fund               Retirement        Taxable Bond Fund                   Teachers Advisors, Inc.

TIAA-CREF Bond Plus Fund                Retirement        Taxable Bond Fund                   Teachers Advisors, Inc.

TIAA-CREF Emerging Markets              Retirement        International Equity Fund           Teachers Advisors, Inc.
Equity Index Fund

TIAA-CREF Growth & Income Fund          Institutional     U.S. Equity Fund                    Teachers Advisors, Inc.

TIAA-CREF Growth & Income Fund          Retirement        U.S. Equity Fund                    Teachers Advisors, Inc.

TIAA-CREF International Equity          Institutional     International Equity Fund           Teachers Advisors, Inc.
Index Fund

TIAA-CREF International Equity          Retirement        International Equity Fund           Teachers Advisors, Inc.
Index Fund

TIAA-CREF Large-Cap Growth Fund         Retirement        U.S. Equity Fund                    Teachers Advisors, Inc.

TIAA-CREF Large-Cap Growth              Institutional     U.S. Equity Fund                    Teachers Advisors, Inc.
Index Fund

TIAA-CREF Large-Cap Growth              Retirement        U.S. Equity Fund                    Teachers Advisors, Inc.
Index Fund



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.



(8) Funds added effective June 22, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
TIAA-CREF Large-Cap Value Fund          Retirement        U.S. Equity Fund                     Teachers Advisors, Inc.

TIAA-CREF Large-Cap Value Index         Institutional     U.S. Equity Fund                     Teachers Advisors, Inc.
Fund

TIAA-CREF Large-Cap Value Index         Retirement        U.S. Equity Fund                     Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2010          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2010          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2015          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2015          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2020          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2020          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2025          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2025          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2030          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2030          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2035          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2035          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2040          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2040          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2045          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2045          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2050          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2050          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2055          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2055          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund



(1) Please refer to the Fund prospectus for a description of the class designation.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
TIAA-CREF Lifecycle Index 2060          Institutional     Allocation Fund                     Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2060          Retirement        Allocation Fund                     Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index               Institutional     Allocation Fund                     Teachers Advisors, Inc.
Retirement Income Fund

TIAA-CREF Lifecycle Index               Retirement        Allocation Fund                     Teachers Advisors, Inc.
Retirement Income Fund

TIAA-CREF Mid-Cap Growth Fund           Retirement        U.S. Equity Fund                    Teachers Advisors, Inc.

TIAA-CREF Social Choice Bond            Institutional     U.S. Equity Fund                    Teachers Advisors, Inc.
Fund(8)

TIAA-CREF Social Choice Bond            R                 U.S. Equity Fund                    Teachers Advisors, Inc.
Fund

TIAA-CREF Social Choice Equity          Institutional     U.S. Equity Fund                    Teachers Advisors, Inc.
Fund(8)

TIAA-CREF Social Choice Equity          Retirement        U.S. Equity Fund                    Teachers Advisors, Inc.
Fund

TIAA-CREF Social Choice                 Institutional     International Equity Fund           Teachers Advisors, Inc.
International Equity Fund(8)

Timothy Plan Conservative Growth        A*                Allocation Fund                     Timothy Partners, Ltd.
Fund

Timothy Plan Strategic Growth Fund      A*                Allocation Fund                     Timothy Partners, Ltd.

Touchstone Flexible Income Fund         A*                Taxable Bond Fund                   Touchstone Advisors Inc.

Touchstone Focused Fund                 A*                U.S. Equity Fund                    Touchstone Advisors Inc.

Touchstone Focused Fund(2)              Institutional     U.S. Equity Fund                    Touchstone Advisors Inc.

Touchstone Focused Fund                 Y                 U.S. Equity Fund                    Touchstone Advisors Inc.

Touchstone Growth Opportunities         A*                U.S. Equity Fund                    Touchstone Advisors Inc.
Fund

Touchstone Mid Cap Growth Fund(2)       A*                U.S. Equity Fund                    Touchstone Advisors Inc.

Touchstone Mid Cap Growth Fund(2)       Institutional     U.S. Equity Fund                    Touchstone Advisors Inc.

Touchstone Sustainability and           A*                International Equity Fund           Touchstone Advisors Inc.
Impact Equity Fund

Touchstone Value Fund                   A*                U.S. Equity Fund                    Touchstone Advisors Inc.

Vanguard 500 Index Fund                 Admiral           U.S. Equity Fund                    Vanguard Group, Inc.

Vanguard Balanced Index Fund            Admiral           Allocation Fund                     Vanguard Group, Inc.

Vanguard Developed Markets Index        Admiral           International Equity Fund           Vanguard Group, Inc.
Fund

Vanguard Emerging Markets Stock         Admiral           International Equity Fund           Vanguard Group, Inc.
Index Fund

Vanguard Energy Fund                    Admiral           Sector Equity Fund                  Wellington Management
                                                                                              Company LLP; The Vanguard
                                                                                              Group, Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.



(2) Funds added effective December 14, 2017.



(8) Funds added effective June 22, 2017.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Vanguard Equity Income Fund             Admiral           U.S. Equity Fund                     Wellington Management
                                                                                               Company LLP; The Vanguard
                                                                                               Group, Inc.

Vanguard Explorer Fund                  Admiral           U.S. Equity Fund                     ArrowMark Colorado Holdings,
                                                                                               LLC (ArrowMark Partners);
                                                                                               Vanguard Group, Inc; Wellington
                                                                                               Management Company LLP;
                                                                                               Stephens Inv Mgmt Group LLC

Vanguard Extended Market Index          Admiral           U.S. Equity Fund                     Vanguard Group, Inc.
Fund

Vanguard GNMA Fund(6)                   Admiral           Taxable Bond Fund                    Vanguard Group, Inc.

Vanguard Growth Index Fund              Admiral           U.S. Equity Fund                     Vanguard Group, Inc.

Vanguard Health Care Fund               Admiral           Sector Equity Fund                   Wellington Management
                                                                                               Company LLP

Vanguard High-Yield Corporate           Admiral           Taxable Bond Fund                    Wellington Management
Fund                                                                                           Company LLP

Vanguard Inflation-Protected            Admiral           Taxable Bond Fund                    Vanguard Group, Inc.
Securities Fund(8)

Vanguard Intermediate-Term Bond         Admiral           Taxable Bond Fund                    Vanguard Group, Inc.
Index Fund

Vanguard Intermediate-Term              Admiral           Taxable Bond Fund                    Vanguard Group, Inc.
Investment-Grade Fund

Vanguard Intermediate-Term              Admiral           Taxable Bond Fund                    Vanguard Group, Inc.
Treasury Fund

Vanguard LifeStrategy Conservative      Investor          Allocation Fund                      Vanguard Group, Inc.
Growth Fund

Vanguard LifeStrategy Growth Fund       Investor          Allocation Fund                      Vanguard Group, Inc.

Vanguard LifeStrategy Income Fund       Investor          Allocation Fund                      Vanguard Group, Inc.

Vanguard LifeStrategy Moderate          Investor          Allocation Fund                      Vanguard Group, Inc.
Growth Fund

Vanguard Long-Term Investment-          Admiral           Taxable Bond Fund                    Vanguard Group, Inc.
Grade Fund(11)

Vanguard Materials Index Fund           Admiral           Sector Equity Fund                   Vanguard Group, Inc.

Vanguard Mid-Cap Growth Fund            Investor          U.S. Equity Fund                     Vanguard Group Inc

Vanguard Mid-Cap Index Fund             Admiral           U.S. Equity Fund                     Vanguard Group, Inc.

Vanguard REIT Index Fund                Admiral           Sector Equity Fund                   Vanguard Group, Inc.

Vanguard Selected Value Fund            Investor          U.S. Equity Fund                     Barrow, Hanley, Mewhinney &
                                                                                               Strauss, LLC; Donald Smith &
                                                                                               Co., Inc.; Pzena Investment
                                                                                               Management, LLC

Vanguard Short Term Federal Fund        Investor          Taxable Bond Fund                    Vanguard Group, Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.



(6) Funds added effective July 19, 2017.



(8) Funds added effective June 22, 2017.



(11) Funds added effective November 16, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Vanguard Small-Cap Growth Index         Admiral           U.S. Equity Fund                     Vanguard Group, Inc.
Fund

Vanguard Small-Cap Index Fund           Admiral           U.S. Equity Fund                     Vanguard Group, Inc.

Vanguard Small-Cap Value Index          Admiral           U.S. Equity Fund                     Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2015         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2020         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2025         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2030         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2035         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2040         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2045         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2050         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2055         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2060         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2065         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund(5)

Vanguard Target Retirement Income       Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Total Bond Market Index        Admiral           Taxable Bond Fund                    Vanguard Group, Inc.
Fund

Vanguard Total International Bond       Admiral           Taxable Bond Fund                    Vanguard Group, Inc.
Index Fund

Vanguard Total International Stock      Admiral           International Equity Fund            Vanguard Group, Inc.
Index Fund

Vanguard Total Stock Market Index       Admiral           U.S. Equity Fund                     Vanguard Group, Inc.
Fund

Vanguard U.S Growth Fund                Admiral           U.S. Equity Fund                     Baillie Gifford Overseas Ltd ;
                                                                                               Jackson Square Partners, LLC;
                                                                                               Jennison Associates LLC;
                                                                                               Wellington Management
                                                                                               Company LLP; William Blair
                                                                                               Investment Management, LLC

Vanguard Value Index Fund               Admiral           U.S. Equity Fund                     Vanguard Group, Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.



(5) Funds added effective March 15, 2018.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Vanguard VIF Small Company              No Load           U.S. Equity Fund                     ArrowMark Colorado Holdings,
Growth Portfolio                                                                               LLC (ArrowMark Partners);
                                                                                               Vanguard Group Inc.

Vanguard Wellesley Income Fund(6)       Admiral           Allocation Fund                      Wellington Management
                                                                                               Company LLP

Vanguard Wellington Fund(8)             Admiral           U.S. Equity Fund                     Vanguard Group, Inc.

Victory RS Small Cap Growth Fund(10)    R6                U.S. Equity Fund                     Victory Capital Management Inc.

Victory Sycamore Established Value      A*                U.S. Equity Fund                     Victory Capital Management Inc.
Fund

Victory Sycamore Established Value      R                 U.S. Equity Fund                     Victory Capital Management Inc.
Fund

Victory Sycamore Established Value      R6                U.S. Equity Fund                     Victory Capital Management Inc.
Fund

Victory Sycamore Small Company          A*                U.S. Equity Fund                     Victory Capital Management Inc.
Opportunity Fund

Victory Sycamore Small Company          R                 U.S. Equity Fund                     Victory Capital Management Inc.
Opportunity Fund

Victory Sycamore Small Company          R6                U.S. Equity Fund                     Victory Capital Management Inc.
Opportunity Fund

Victory Trivalent International         A                 International Equity Fund            Victory Capital Management Inc.
Small-Cap Fund(8)

Victory Trivalent International         R6                International Equity Fund            Victory Capital Management Inc.
Small-Cap Fund(8)

Virtus Ceredex Large Cap Value          A*                U.S. Equity Fund                     Virtus Fund Advisers, LLC
Equity Fund (formerly RidgeWorth
Ceredex Large Cap Value Equity
Fund)(25)

Virtus Ceredex Large Cap Value          Institutional     U.S. Equity Fund                     Virtus Fund Advisers, LLC
Equity Fund (formerly RidgeWorth
Ceredex Large Cap Value Equity
Fund)(25)

Virtus Ceredex Large Cap Value          R6(26)            U.S. Equity Fund                     Virtus Fund Advisers, LLC
Equity Fund (formerly RidgeWorth
Ceredex Large Cap Value Equity
Fund)(25)

Virtus Ceredex Mid-Cap Value            A*                U.S. Equity Fund                     Virtus Fund Advisers, LLC
Equity Fund (formerly RidgeWorth
Ceredex Mid-Cap Value Equity
Fund)(25)

Virtus Ceredex Mid-Cap Value            Institutional     U.S. Equity Fund                     Virtus Fund Advisers, LLC
Equity Fund (formerly RidgeWorth
Ceredex Mid-Cap Value Equity
Fund)(25)



(1) Please refer to the Fund prospectus for a description of the class designation.



(6) Funds added effective July 19, 2017.



(8) Funds added effective June 22, 2017.



(10) Funds added effective February 22, 2018.



(25) Names changed effective July 17, 2017.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------
Virtus Ceredex Mid-Cap Value            R6(26)            U.S. Equity Fund                     Virtus Fund Advisers, LLC
Equity Fund (formerly RidgeWorth
Ceredex Mid-Cap Value Equity
Fund)(25)

Virtus Ceredex Small Cap Value          A*                U.S. Equity Fund                     Virtus Fund Advisers, LLC
Equity Fund (formerly RidgeWorth
Ceredex Small Cap Value Equity
Fund)(25)

Virtus Ceredex Small Cap Value          Institutional     U.S. Equity Fund                     Virtus Fund Advisers, LLC
Equity Fund (formerly RidgeWorth
Ceredex Small Cap Value Equity
Fund)(25)

Virtus Seix High Income Fund            A*                Taxable Bond Fund                    Virtus Fund Advisers, LLC
(formerly RidgeWorth Seix High
Income Fund)(25)

Virtus Seix High Income Fund            R                 Taxable Bond Fund                    Virtus Fund Advisers, LLC
(formerly RidgeWorth Seix High
Income Fund)(25)

Virtus Seix Total Return Bond Fund      A*                Taxable Bond Fund                    Virtus Fund Advisers, LLC
(formerly RidgeWorth Seix Total
Return Bond Fund)(25)

Virtus Seix Total Return Bond Fund      R                 Taxable Bond Fund                    Virtus Fund Advisers, LLC
(formerly RidgeWorth Seix Total
Return Bond Fund)(25)

Western Asset Core Plus Bond Fund       FI                Taxable Bond Fund                    Legg Mason Partners Fund
                                                                                               Advisor, LLC

Western Asset Core Plus Bond            IS                Taxable Bond Fund                    Legg Mason Partners Fund
Fund(8)                                                                                        Advisor, LLC

Western Asset Core Plus Bond Fund       R                 Taxable Bond Fund                    Legg Mason Partners Fund
                                                                                               Advisor, LLC



(1) Please refer to the Fund prospectus for a description of the class designation.



(8) Funds added effective June 22, 2017.



(25) Names changed effective July 17, 2017.



(26) Fund class changed from IS to R6 effective September 22, 2017.


*  Load Waived

REVENUE AUL RECEIVES


Under the agreements referenced in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund's, their advisers, sub-advisers, distributors or affiliates thereof, in connection with these administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:


RULE 12b-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from 0.0 percent until a certain level of Fund assets have been purchased to an annual service fee of up to 0.75 percent based on the average daily market value of shares owned by the separate account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying Fund may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund's assets. Contract Owners and /or Participants, through their investment in the Investment Accounts that invest in underlying Fund, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Funds attributable to the Contract and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.


Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which the money that makes up a Participant's Account Value is allocated.





                               THE CONTRACTS


GENERAL

The Contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and HRA, HSA and OPEB Plans. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401, (3) Annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b),
(4) individual retirement annuities, including a traditional IRA and those established by an Employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, or a Roth IRA under Section 408A, or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A, and to
(6) HRAs, HSAs and OPEB Plans.

A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However, in some Contracts, Participant Accounts are not maintained.

The Owner of the Contract or the Plan Sponsor (depending on the Contract) is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in an IRA may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting Contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions about benefits under the Contract.



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
      CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD


CONTRIBUTIONS UNDER THE CONTRACTS

Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required Contribution under any of the Plans or programs. In Single Contribution Contracts, the minimum Contribution for each Participant is either $1,000 or $5,000, depending on the Contract. AUL may change the minimum Contribution permitted under a Contract, but any such change in the minimum required Contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required Contribution.

Annual Contributions under any of the Plans are subject to maximum limits imposed by the IRS. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document.


TEN-DAY FREE-LOOK

Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.


INITIAL AND SINGLE CONTRIBUTIONS

Initial Contributions received for a Participant will be credited to the Participant's Account no later than the end of the Business Day following the Business Day in which it is received by AUL at the Corporate Office if it is preceded or accompanied by all the information necessary for opening the Participant's Account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the Account. If the necessary information is not provided to AUL at the time AUL receives the Contribution, AUL will return the Contribution to the contributing party within five (5) Business Days. However, in some Contracts, funds received from a prior plan provider which cannot be allocated to Participant Accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts, FIA or SVA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant Account(s). If such Funds have been allocated to the SVA, an amount equal to the SVA Account Value will be transferred to appropriate Participant Accounts on a pro rata basis.


ALLOCATION OF CONTRIBUTIONS

Initial and subsequent Contributions under the Contracts will be allocated among the Investment Accounts of the Variable Account, the FIA or the SVA as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial Contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent Contributions shall be allocated to the Goldman Sachs Financial Square Resource Money Market Investment Account ("MMIA"), AUL's General Account, or when allowed by AUL, to another default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the MMIA Option is not available under a particular Contract.

A Participant's Account Value that has been initially allocated to the default Investment Option may be transferred to other available Investment Options upon receipt by AUL at the Corporate Office of written instructions requesting the transfer. Allocation to any Investment Account, the SVA or the FIA must be made in one percent increments or in increments permitted by AUL. The FIA, the SVA and all of the Investment Accounts may not be available under a particular Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.

Any change in allocation instructions will be effective upon receipt by AUL at the Corporate Office and will continue in effect until subsequently changed. Changes in the allocation of future Contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account, the FIA, or the SVA in the manner described in "Transfers of Account Value."


SUBSEQUENT CONTRIBUTIONS UNDER RECURRING CONTRIBUTION CONTRACTS

When forwarding Contributions to AUL, the amount being contributed on behalf of each Participant must be specified unless Participant Accounts are not maintained under the Contract. The Contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the FIA or SVA (if available) as described above in "Allocation of Contributions." Contributions (other than the initial Contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate Office if AUL has received full payment for the Contribution, the information needed to establish the Participant's

Account, and proper instructions regarding the application and allocation of the Contributions among Participants.

Contributions may also be forwarded to AUL electronically. When this method of Contribution is used, an allocation list describing the Contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the Contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's Account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of Contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The annual fee for manual processing is currently $1,000, but AUL reserves the right to increase this fee.


TRANSFERS OF ACCOUNT VALUE

All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the FIA or SVA (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at the Corporate Office, through interactive voice response or through AUL's website.

Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract. See "The Fixed Interest Account" and "The Stable Value Account" for restrictions on transfers involving the FIA or the SVA. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one (1) or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right in certain Contracts to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.


ABUSIVE TRADING PRACTICES


LATE TRADING

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its portfolios. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.


MARKET TIMING

MARKET TIMING. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, they should not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, Participant trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Participants consistently.

If it is determined that the Participant's trading activity violates any Fund's trading policy, then the Participant shall be notified of restrictions on his or her account. The Participant's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policies. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' Prospectuses for more details.


PARTICIPANT'S VARIABLE ACCOUNT VALUE


ACCUMULATION UNITS

Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. Except for allocation of a Participant's initial Contribution, the number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the Contribution is received by AUL at the Corporate Office. The number of Accumulation Units so credited to the Account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.


ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.


NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

(a) is equal to:

    (1) the net asset value per share of the portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

    (2) the per share amount of any dividend or other distribution, if any, paid by the portfolio during the Valuation Period, plus or minus

    (3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

(b) is the net asset value per share of the portfolio, determined as of the end of the preceding Valuation Period; and

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the asset charge.


DOLLAR COST AVERAGING PROGRAM

Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

Under a DCA Program, the Owner deposits premiums into the MMIA, FIA or the SVA (if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one
(1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last Business Day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA,FIA or SVA to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the FIA, until the time a transfer would exceed the 20 percent or ninety (90) day equity wash limitations on transfers from the FIA, if a particular Contract contains the 20 percent or ninety (90) day restriction.

Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the FIA, MMIA and to the SVA are not permitted under the DCA Program. At least ten (10) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at the Corporate Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last Business Day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.



                   CASH WITHDRAWALS AND THE DEATH BENEFIT


CASH WITHDRAWALS

During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request, in a form acceptable to AUL, is received by AUL at the Corporate Office.

A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at the Corporate Office, minus any applicable withdrawal charge.

A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.

The amount of a withdrawal will be taken from the Investment Accounts and the FIA or the SVA as instructed. A withdrawal will not be effected until proper instructions are received by AUL at the Corporate Office.

A withdrawal may result in the deduction of a withdrawal charge and application of a MVA. See "Withdrawal Charge," "The Fixed Interest Account" and "The Stable Value Account."

In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."


SYSTEMATIC WITHDRAWAL SERVICE FOR 403(b), 408, 408A, 457 AND 409A PROGRAMS

A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 or 409A Program, but there is no age limitation. Each withdrawal payment must be at least $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit Responsive features of the Contracts.

Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."


CONSTRAINTS ON WITHDRAWALS


GENERAL

Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b), Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, or with HRA, HSA, or OPEB plans, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."


403(b) PROGRAMS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase Annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred Annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Amounts attributable to Code Section 403(b) elective deferral Contributions made pursuant to a salary reduction agreement may be distributed to a Participant pursuant to the provisions of the Plan provided that the distribution shall not occur until the Participant has either attained age 59 1/2, severed employment, died, become totally disabled, experienced a hardship, or a withdrawal is made to provide a Plan loan. In the case of a hardship withdrawal, any gain credited to such Contributions may not be withdrawn. Hardship for this purpose is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction. These timing restrictions do not apply to Contributions (but do apply to earnings thereon) that were contributed before 1989, to withdrawals to correct excess Contributions, or to distributions due to Plan termination.

Payments made to Participants at Plan termination are also permitted if the Plan Sponsor does not make Contributions to another 403(b) plan during the period beginning on the date of Plan termination and ending twelve (12) months after distribution of all assets.

A Participant in a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to Contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988, under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988, account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free transfer or exchange under the Internal Revenue Code. For 403(b) Contracts issued after 2008, any distribution of non-elective deferrals cannot occur unless the Participant severs employment or upon the occurrence of an event specified in the Plan, such as the attainment of a specified age, after a fixed number of years of service or disability (although this restriction does not apply to withdrawals to correct excess Contributions, distributions of after-tax employee Contributions and earnings thereon, and distributions due to Plan termination). A Participant's Withdrawal Value in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.


TEXAS OPTIONAL RETIREMENT PROGRAM-

AUL intends to offer the Contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required Contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year Contributions will then be applied as a Contribution under the Contract, as will the Employer's subsequent Contributions.

The Attorney General of the State of Texas has ruled that, under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Texas Optional Retirement Program are available only in the event of a Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.


THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement


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Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or, if the Contract so directs, to MMIA or other default Investment Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary and is the greater of (1) the GMDB on the prior Contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


DEATH BENEFITS AND MULTIPLE BENEFICIARIES

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.


TERMINATION BY THE OWNER

An Owner of a Contract funding an Employee Benefit Plan, a 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Corporate Office. Termination is effective as of the end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment).

Upon termination of such a Contract, generally the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump sum.

Depending on Contract provisions, for Contracts funding certain Employee Benefit Plans or 409 A or 457 Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in a lump sum [subject to an Investment Liquidation Charge ("ILC") or MVA (see discussion below)] or if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new contributions or in seven (7) approximately equal installments over six
(6) years (for certain Employee Benefit Plan Contracts) or six (6) approximately equal annual installments over five (5) years (for other Employee Benefit Plan Contracts and for some 409A or 457 Plan Contracts).

For some Contracts issued prior to 1999 which fund Employer-Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in seven (7) approximately equal annual installments over six (6) years.

In Contracts issued prior to 1999 which fund a Code Section 401(a) Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within ninety (90) days of written notice by the Owner, and without penalty as defined by law) either:

  (1) a lump-sum equal to the Contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

  (2) all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in eleven (11) approximately equal annual installments over a ten (10) year period (without application of the General Account Withdrawal Charge or an MVA).



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Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

For some Contracts issued after 1998 that fund Employer-Sponsored 403(b) Plans, or for some Contracts wherein no Participant Accounts are maintained, no FIA or other General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of FIA or other General Account funds, subject to a Withdrawal Charge and an MVA to the extent allowed, or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new Contributions. Termination options may be negotiated with individual Plan Sponsors depending on unique or special circumstances.

Until all of the terminating Contract's funds invested in AUL's FIA or other General Account Investment Option have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.

When making lump-sum payouts of FIA or other General Account funds other than the SVA, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the FIA or other General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(i - j), where "i" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "j" is the average rate of interest being credited by AUL to various portions of the General Account as of the date of calculation. In some Contracts, the MVA percentage is 5(i - j) when "i" exceeds "j," and is deducted from the amount paid. The MVA percentage is 4(j - i) when "i" exceeds "j," and is added to the amount paid. Payment of FIA or any other General Account amounts may be delayed for up to six (6) months after the effective date of termination.


TERMINATION BY AUL

AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a Contract acquired in connection with some Employee Benefit Plans, a 457 or 409A Program, or an Employer Sponsored 403(b) Program at any time during the Contract Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during the first (1st) Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during any subsequent Contract Year, provided that at least six (6) months have elapsed since the Owner's last Contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six (6) months from the date that AUL gives such notice, provided that any Contributions made during the six (6) month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required Contribution of $5,000.

Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date). Payment of this amount will be made within seven (7) days from such effective date of termination.

AUL may, at its option, terminate any Contract if there are no Participant Accounts in existence under the Contract.


PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven (7) days from the date a proper request is received at AUL's Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Interest Account, see "The Fixed Interest Account" and "Termination by the Owner."



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                          CHARGES AND DEDUCTIONS


PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain Contracts at the time of annuitization to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity.


WITHDRAWAL CHARGE

No deduction for sales charges is made from Contributions for a Contract. However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL. In most Contracts, the withdrawal charge only applies if the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. For some Contracts, for the first two (2) Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10 percent of:
(1) the total of all Contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two (2) Contract Years, and until the withdrawal charge has decreased to 0 percent, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10 percent of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain Contracts do not contain a 10 percent free-out provision since they are "Benefit Responsive" in nature.

The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years; 4 percent of Account Value in excess of any applicable 10 percent free-out, for the next five (5) years; and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. Please consult your Contract for more details.

Withdrawal charges are not imposed for payment of benefits for retirement provided under "Benefit Responsive" Contracts. Under a Benefit Responsive Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loans, age 70 1/2 required minimum distributions, or benefits upon attainment of age 59 1/2 (provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by AUL to another tax-deferred Annuity funding vehicle at the Participant's direction.

Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has (1) attained age 55 and has ten (10) years of service with the Employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph. However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a MVA in some Employee Benefit Plan and Employer Sponsored 403(b) Contracts, to the extent allowed) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some Contracts, withdrawal charges and a MVA will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20 percent of the Contract's Value as of the first (1st) day of the Contract
Year.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5 percent of the Contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.


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ASSET CHARGE

AUL deducts a daily charge from the assets of each Investment Account, (the "Asset Charge"). The charge is equal to an annual rate of 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, Annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose, including Contract distribution. The Contract Owner may arrange to have the Asset Charge billed to it on an agreed-upon basis in lieu of the above daily deduction.


VARIABLE INVESTMENT PLUS

Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the Contributions (both for first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.

AUL reserves the right to change the credit factors upon sixty (60) days notice of such change.


ADMINISTRATIVE CHARGE


AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $50 per year, deducted quarterly if the account exists on the quarterly Contract anniversary. For some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will NOT be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the General Account. An administrative charge will not be imposed under certain Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account, and are amortized in full in the year in which they are assessed. Administrative and operational expenses to be reimbursed may include, but are not limited to, audit, compliance, legal, billing, system expenses.



ADDITIONAL CHARGES AND FEES

Some Contracts may also contain the following fees:

  (1) Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

  (2) Loan Administration Fee: AUL may charge an annual fee of up to $50 per loan for loan administration.

  (3) Charge for Non-Electronic Transfers: AUL may charge a service fee per non-electronic transfer of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.


  (4) Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $50 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.


  (5) Non-Electronic Contribution Fee: AUL may bill the Owner a fee of $1,000 for non-electronic Contributions. AUL reserves the right to increase this fee.

  (6) Brokerage Window Account: AUL may bill the Owner or deduct from the Participant's Account an annual fee of up to $100 for a Brokerage Window Account, available in some Employer-sponsored Plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of Funds or other investment vehicles.

  (7) Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

  (8) Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the


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       Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is a maximum of one percent of the total Account Value, paid in 0.25 percent quarterly installments. AUL will forward the fee to the investment advice providers.


  (9) Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20 percent of the Account Value for a Guaranteed Minimum Death Benefit. Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.

  (10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Mesirow Financial will recommend a plan- level investment portfolio based on the Plan Sponsor's unique employee profile. For Contracts purchased before July 20, 2010, a maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee. For Contracts purchased after July 20, 2010, Plans with assets less than $500,000 are charged a fee of $500. Plans with assets greater than $500,000 are not charged a fee. AUL will forward the fee to the investment advice providers.

  (11) Redemption Fee: A redemption fee may be charged by the underlying Funds to reimburse fund shareholders for expenses associated with short-term trading. Please consult the Funds' prospectuses for more details.


OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts or the Contract Owner's Account ( if Participant Accounts are not maintained)if not paid by the Owner in a timely manner. In certain Contracts, TPA fees agreed to by the Plan Sponsor will be deducted from the Contract Owner's Account and paid to the TPA. An ILC or a MVA, which applies only to Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b) (to the extent allowed), 409A or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Interest Account."


VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. The Asset Charge may be offset by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another Annuity contract or in exchange for another Annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.


GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the Asset Charge shall not increase on in-force Contracts. However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.


EXPENSES OF THE FUNDS


Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding portfolio of one (1) of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.




                               ANNUITY PERIOD


GENERAL

On the Annuity Commencement Date, the adjusted value of the Participant's Account may be applied to provide an Annuity under one (1) of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.

Generally, the Contracts provide for at least two (2) Annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the Annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of a Fixed Period Option,


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age is not a consideration). The Annuity rates are based upon an assumed interest rate identified in the Contracts.

Once Annuity payments have commenced, a Participant cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semiannual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement. Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.


A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office at least thirty (30) days prior to the Annuity Commencement Date. However, a Participant may not designate an assumed investment return. AUL may also require additional information before Annuity payments commence. During the lifetime of the Participant and up to thirty (30) days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first (1st) Annuity payment, on the date AUL receives an Annuity purchase request, it will transfer the value of a Participant's Account to the FIA (or the SVA) if it is available as an Investment Option, or to the MMIA (or other default Investment Option(s)), if the FIA (or the SVA) is not available under the Contract. The Participant's Account Value will remain in the FIA (or the SVA), or the MMIA or other default Investment Option(s) (depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the Annuity on the last Business Day of the month preceding the Annuity Commencement Date. As of the date the Annuity is purchased, a Participant's funds are no longer maintained under the Contract.



ANNUITY OPTIONS


OPTION 1 - LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant.


OPTION 2 - CERTAIN AND LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five (5), ten (10), fifteen (15), or twenty (20) years, as elected, Annuity payments will be continued during the remainder of such period to the Beneficiary.


OPTION 3 - SURVIVORSHIP ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50 percent, 66 2/3 percent, or 100 percent (as specified in the election) of such Annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.

In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date. Another form of benefit would then be elected by the survivor.


OPTION 4 - INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the Beneficiary will receive additional Annuity payments until the amount paid to purchase the Annuity has been distributed.


OPTION 5 - FIXED PERIODS

An Annuity payable monthly for a fixed period (not less than five (5) years or more than thirty (30) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all Contracts.


SELECTION OF AN OPTION

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting Annuity payments and other matters. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code, Annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 70 1/2, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 66 2/3 percent and 100 percent elections specified above may not be available.



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                         THE FIXED INTEREST ACCOUNT

Contributions or transfers to the FIA become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts or certificates issued under the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the General Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the General Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the General Account. For more information regarding the General Account, see the Contract.


INTEREST

A Participant's FIA Value earns interest at fixed rates that are paid by AUL. The Account Value in the FIA earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the Contract. Contributions or transfers to a Participant's Account which are credited to the FIA during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year, except for a "portfolio rate" Contract where the rate may be changed each January 1, although increases in the rate may occur at any time. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.

Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the FIA earn interest at the Current Rate then in effect. Amounts transferred from other AUL Annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the FIA. AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the FIA.

For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established, the Guaranteed Rate may not be changed for the duration of that Account.


WITHDRAWALS AND TRANSFERS

A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Interest Account value, subject to the provisions of the Contract. This Fixed Interest Account value is determined as of the day the withdrawal is effected, minus any applicable withdrawal charge, plus or minus a MVA in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon.

A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA Value. Where a Participant has outstanding collateralized policy loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding loans under the Participant's Account.

In some Contracts, the minimum amount that may be withdrawn from a Participant's FIA Value is the lesser of $500 or the Participant's entire FIA Value as of the date the withdrawal request is received by AUL at the Corporate Office. If a withdrawal is requested that would leave the Participant's FIA Value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

If a Participant has more than one (1) Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and Fixed Interest Account Value, see "Cash Withdrawals."


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A Participant's FIA Value may be transferred from the FIA to the Variable
Account subject to certain limitations. Where a Participant has outstanding collateralized policy loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's Fixed Interest Account Values will be effected on a first-in, first-out basis. If a Participant has more than one Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level.

The 20 percent restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA Contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment Option to Participants under the Contract; and (2) the Owner (or Plan Sponsor) does not select either the MMIA or the Vanguard Short-Term Federal Bond Investment Accounts as available Investment Options to Participants under the Contract. Then, in lieu of the 20 percent restriction and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after ninety (90) days have elapsed since the last previous transfer from the FIA.

In some Contracts where no Participant Accounts are maintained, transfers from the FIA may not be permitted at contract termination or for certain non-benefit responsive benefits when the FIA is to be paid in installments.

Except as noted previously, generally there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.

AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a MVA.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.


TRANSFER OF INTEREST OPTION

Participants may elect to use interest earned in their FIA to purchase Accumulation Units in one (1) or more Variable Accounts. Upon receipt at AUL's Corporate Office of properly executed written instructions to do so, AUL will, on the last Business Day of each month and monthly thereafter, use the interest earned in the FIA during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment Account or Accounts to be purchased and a percentage allocation among Investment Accounts if more than one (1) Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.

To participate in this Option, a Participant's FIA Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one (1) year. Amounts transferred out of the FIA under this Option will be considered a part of the 20 percent maximum amount that can be transferred from the FIA to a Variable Account during any given Contract Year, or will be subject to the 90-day equity wash restriction, whichever FIA transfer restriction is applicable under the Contract.


CONTRACT CHARGES

The withdrawal charge will be the same for amounts withdrawn from a Participant's General Account Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the General Account. The Asset Charge will not be assessed against the General Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the General Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the General Account; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

An ILC or MVA, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See "Termination by the Owner" and "The Fixed Interest Account."



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PAYMENTS FROM THE FIXED INTEREST ACCOUNT

Withdrawals and transfers from the FIA or other distribution based upon a Participant's FIA Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's FIA Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or 457 Program, see "Termination by the Owner."


403(b) PLAN LOANS

If a 403(b) Plan allows, a loan may be taken at any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior twelve (12) months, does not exceed the lesser of (1) 50 percent of the Participant's Withdrawal Value in the General Account, or (2) $50,000.

Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be determined under the Plan.

Loans to Participants must be repaid within a term of five (5) years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly.

The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with
Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law. It should be noted that the IRS has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner. As the lender in the collateralized loan setting, AUL may, by Contract amendment, limit the availability of future collateralized loans under the Contract.



                          THE STABLE VALUE ACCOUNT


IN GENERAL

The "Stable Value Account" or "SVA" is an Investment Option in which Contributions to Contracts used to fund 401(a), 403(b), and 457 Plans are accumulated at a current interest rate. Like the Fixed Interest Account ("FIA"), the SVA constitutes a portion of AUL's General Account. New Contract Owners who want a General Account investment option must choose either the FIA or the SVA, but cannot choose both. The SVA may be offered to existing Contract Owners at AUL's discretion.

With the SVA, the Contract Owner may not elect any variable "Competing Investment Accounts." A "Competing Investment Account" is any money market or bond Investment Account with a duration of less than three (3) years, as determined solely by AUL.

All Contributions and transfers to the SVA will earn the current interest rate in effect at the time the Contribution or transfer is made, until that rate is changed. Each year, at least thirty-five (35) days prior to January 1, AUL will declare a new rate for the SVA that will apply for the subsequent calendar year. All monies in the SVA will earn interest at the rate in effect. At the time AUL declares a new rate for the next year, the Contract Owner has the option of rejecting the new rate, provided that notice of such rejection is received by AUL at its Home Office at least five (5) days prior to the date that the new rate takes effect. If the new rate is rejected, the Owner will have terminated the Contract. Until such time as SVA funds are ultimately paid out, they will continue to earn interest at the rate in effect for the SVA as of the Business Day that AUL receives notice of rejection of the new rate at its Home Office. This rate should never be less than the NAIC indexed rate then in effect (see the following discussion in "Guaranteed SVA Account Value." There is no minimum current interest rate guarantee and no Market Value Adjustment (MVA).


GUARANTEED SVA ACCOUNT VALUE

AUL maintains a "Guaranteed SVA Account Value" for Participant Accounts and Contract Owner-level accounts that is equal to the GREATER of:

  (a) a Participant's or Contract Owner's SVA Account Value, or

  (b) an amount equal to the total of all Contributions, transfers, reallocations and interest credited to the SVA for the Participant or the Contract Owner that have not been previously withdrawn, at a rate of interest equal to the National Association of Insurance Commissioners
      (NAIC) Model Standard Nonforfeiture Rate [i.e., the average 5-year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding each calendar year in which monies are invested in the SVA (rounded to the nearest 0.05%), minus 1.25%. This interest rate will never be less than 1% nor greater than 3%.]

When amounts are withdrawn from the SVA to provide a partial benefit or any transfer, both the SVA Account Value and the amount described in (b) above will be reduced by the same percentage to reflect the transaction if, at that time, the amount described in (b) above is less than or equal to the SVA Account Value. However, both the SVA Account Value and the amount described in (b) above will be


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reduced by the same dollar amount to reflect the transaction if, at that time, the amount described in (b) above is greater than the SVA Account Value.

AUL may elect at any time to credit the Participant's or Contractholder's SVA Account Value as additional earnings an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value.

If a Participant has a distributable event and is less than 100% Vested under the Plan, and if he receives all or a portion of his Vested Account Value as a Plan benefit, his entire non-Vested Account Value as of such date of withdrawal (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall be transferred and credited as of such date to a Contractholder-level forfeiture account in the Contract. However, if none of the Participant's Vested Account Value is withdrawn to provide a benefit, an amount equal to his non-Vested Account Value (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall only be transferred and credited to the Contractholder-level forfeiture account as of the date that a permanent break in service has occurred under the Plan. If the Participant is rehired after terminating employment and if the Plan allows, he may repay the amount of his withdrawal into his Account and any amount that had been transferred and credited to the Contractholder-level forfeiture account will be transferred from that account and re-credited to the Participant's Account.


TRANSFERS TO AND FROM THE SVA

All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.


BENEFITS PAID FROM THE SVA

If a Participant's entire Account is withdrawn to provide a Plan benefit, the Participant's Guaranteed SVA Account Value is used to provide the benefit from the SVA, subject to any applicable withdrawal charge as provided in the Contract.

If the Participant's Beneficiary elects not to take a distribution and an account for the Beneficiary is maintained under the Contract, the Guaranteed SVA Account Value transferred to his account will continue to be maintained for the Beneficiary.


ANNUITIES PAID FROM THE SVA

On the date AUL receives a request to withdraw a Participant's Account to provide an Annuity, AUL transfers the amount requested to the SVA. These amounts remain in the SVA until the SVA Account Value (or the Guaranteed SVA Account Value if the entire Account is withdrawn) is applied to purchase the Annuity on the last day of the month preceding the Annuity Commencement Date.


CONTRACT TERMINATION

As soon as administratively feasible following the Business Day that AUL receives the Contract Owner's request to terminate its Contract, but no later than five (5) Business Days following the Business Day that AUL receives that request, no transfers to or from the SVA may be made, and Plan benefits are paid as described below.

The Contract termination effective date is the Business Day that AUL receives the Contract Owner's notice of intent to terminate. Rejection of a new interest rate declared for the SVA constitutes notice of Contract termination if received by AUL at least five (5) days prior to the effective date of the new rate.

At Contract termination, the Contract Owner may elect one of the following options:

  (a) (1) The Variable Account Value of each Participant, minus any applicable withdrawal charge, will be paid in a lump-sum.

     (2) The SVA amounts shall earn interest in a specific calendar year at the rate as in effect for the SVA as of termination effective date, but shall never be less than a minimum interest rate equal to the average five (5) year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding such specific calendar year (rounded to the nearest 0.05%), minus 1.25%. This minimum guaranteed interest rate shall not be less than 1% nor greater than 3%. Such accumulated amounts, subject to a withdrawal charge, will be paid out 365 days or, in some Contracts, up to 1,095 days following the Contract termination effective date. Only Plan benefit payments payable as an Annuity or for retirement, death, disability, termination of employment and required minimum distributions pursuant to Code Section 401(a)(9) that are not subject to a withdrawal charge according to the Contract's provisions will be allowed during this 365-day or up to 1,095 day period. An earlier payout within the 365-day or up to 1,095 day period may be arranged with the Contract Owner at AUL's option.

  (b) If the Contract Owner's plan is terminating, the Contract Owner may permit a Participant to transfer his Variable Account Value and his Guaranteed SVA Account Value to any group Annuity contract which has a withdrawal charge, or such amounts, subject to a withdrawal charge, to any group Annuity contract that does not have a withdrawal charge, that AUL may make available. The transfer of the Variable Account Value will occur on the Contract termination effective date. SVA monies can be transferred subject to the same limitations described in (a) above.

AUL will not maintain individual Participant Accounts during the 365-day or up to 1,095 day period, will not continue Plan recordkeeping services, and will cease to provide quarterly statements of Account Value, but will be able to determine the proper payout amount for each Participant.



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                          MORE ABOUT THE CONTRACTS


DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan or ERISA- compliant Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.


ASSIGNABILITY

In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.


PROOF OF AGE AND SURVIVAL

AUL may require proof of age or survival of any person on whose life annuity payments depend.


MISSTATEMENTS

If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.


TERMINATION OF RECORDKEEPING SERVICES

AUL generally provides Plan recordkeeping services when all of a Plan's Funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any administrative services agreement between the Owner and AUL regarding the Owner's Plan, and AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract.



                             FEDERAL TAX MATTERS


INTRODUCTION

The Contracts described in this Prospectus are designed for use as funding vehicles for retirement plans under the provisions of Sections 401, 403(b), 408, 408A, 409A and 457 of the Internal Revenue Code and certain other Employee Benefit Plans such as HRA, HSA and OPEB plans. The ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on Annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the IRS, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving Annuity payments under a Contract should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.


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TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards are determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.


TAX TREATMENT OF RETIREMENT PROGRAMS

The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in the Contracts. The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer Contributions until a distribution occurs, either as a lump-sum payment or Annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from some Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.


401 EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If a Participant under a 401 Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax-free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when Annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full Annuity payment will be taxable. If the Annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no Contributions that were taxable to the Participant in the year made, there would be no portion excludable.



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403(b) PLANS

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may make contributions under the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.


408 AND 408A PROGRAMS


1. INDIVIDUAL RETIREMENT ANNUITIES

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, a Simple IRA Plan and a traditional Individual Retirement Annuity/Account ("IRA"). These IRA annuities are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the IRS. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If a Participant under a 408 Program makes a withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, Contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when Annuity payments commence.


2. ROTH IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible Contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


409A AND 457 PROGRAMS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer a portion of their compensation without paying current taxes in either a 457(b) eligible Plan or a 457(f) ineligible Plan. If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, Contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when Annuity payments commence or other distribution is made (governmental) or when paid or made available (non-governmental).

In a 457(f) Plan, Contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services).

The nonqualified deferred compensation Plan of any Employer who is not eligible to establish a 457 Plan - and any 457(f) Plan - are subject to Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.


HSA, HRA, AND OPEB EMPLOYEE BENEFIT PLANS

A Health Savings Account (HSA) is a Plan sponsor-provided tax-exempt trust established pursuant to Internal Revenue Code Section 223 that is used exclusively to pay or reimburse incurred "qualified medical expenses" incurred by an employee for "medical care" as defined in Code Section 213(d). With an HSA, the employee can claim a tax deduction for Contributions he or she makes to the HSA, Employer Contributions to the HSA may be excluded from the employee's gross income, Contributions remain in the employee's account from year to year until used, interest or other earnings on the assets in the account are tax-free, distributions for qualified medical expenses are tax-free, and the HSA remains with the employee should he or she change employers or leave the work force.

A Health Reimbursement Arrangement (HRA) is a Plan sponsor-provided accident and health Plan that is used exclusively to reimburse expenses incurred by an employee for medical care as defined in Code Section 213(d). An HRA is funded solely by the Employer. Employees are reimbursed tax-free for qualified medical expenses up to a maximum dollar amount for a coverage period. Employer Contributions can be excluded from the employee's gross


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income, and any unused amounts in the HRA can be carried forward for reimbursement in later years.

A GASB ("Governmental Accounting Standards Board") 45 OPEB ("Other Post-Employment Benefit") Plan is a Plan sponsor-provided non-pension benefit Plan that is used to provide post-employment benefits for former employees through a Voluntary Employees Beneficiary Association (VEBA) or a Grantor Integral Trust. These benefits generally include certain health care benefits. Employer Contributions and trust earnings are tax-exempt, and reimbursements of medical costs are excludible from the employee's gross income.


TAX PENALTY

Any distribution made to a Participant from a 401 Employee Benefit Plan, 403(b) Program, or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

  (a) the Participant has attained age 59 1/2;

  (b) the Participant has died; or

  (c) the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.


WITHHOLDING

Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic Annuity payments for a fixed period of fewer than ten (10) years, are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Contributions.

All other types of distributions from 401 Employee Benefit Plans and 403(b) Programs and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from Annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on Annuity payments and other distributions from the Contract will be made in accordance with regulations of the IRS.



                              OTHER INFORMATION


MIXED AND SHARED FUNDING


The Fund portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolios at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified Plans to invest in shares of the portfolios at the same time as one or more life insurance companies. Neither the portfolios nor AUL currently foresees any disadvantage, but if the portfolios determine that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified Plans and one or more life insurance companies, or for any other reason, a portfolio's Board of Directors will notify the life insurance companies and participating qualified Plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified Plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified Plans, in order to resolve any conflict. The life insurance companies and participating qualified Plans will bear the entire cost of resolving any material conflict of interest.



VOTING OF SHARES OF THE FUNDS

AUL is the legal Owner of the shares of the portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and


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special meetings of the shareholders of the Funds on only matters requiring shareholder voting under the 1940 Act.


AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Contract. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular portfolio as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account by the total Accumulation Units of all Contracts or Participants' Accounts on a particular date times shares owned by AUL of that portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.


SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with applicable law, to make additions to, deletions from, substitutions for, or combinations of, the securities that are held by any Investment Account or that any Investment Account may purchase. AUL also reserves the right, subject to compliance with applicable law, to eliminate shares of any of the eligible Funds, portfolios or other entities and to substitute shares of, or interests in, another Fund, portfolio or another investment vehicle, for shares already purchased or to be purchased in the future under the Contract, if the shares of any or all eligible Funds, portfolios, or other entities are no longer available for investment or if further investment in any or all eligible Funds, portfolios, or other entities become inappropriate in view of the purposes of the Contract.

Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account without notice, Owner or Participant approval, or prior approval of the Securities and Exchange Commission or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

Nothing contained herein will prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by a majority of contractholders or as permitted by federal law.


AUL additionally reserves the right to establish additional Investment Accounts, each of which would invest in a corresponding Fund, portfolio or other entity, or in other securities or investment vehicles. AUL may also eliminate or combine existing Investment Accounts if marketing, tax, or investment conditions warrant, subject to compliance with applicable law, and may provide other investment options at any time. Subject to any required regulatory approvals, AUL reserves the right to transfer assets from any Investment Account to another separate account of AUL or Investment Account.


In the event of any such substitution or change, AUL may, by appropriate amendment, make such changes in this and other Contracts as may be necessary or appropriate to reflect such substitution or change. Any transfer request or investment option election received on or after the effective date of such substitution or change that reflects the previous investment option that has been substituted or changed will be transacted using the new substituted or changed


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

investment option. If deemed by AUL to be in the best interests of persons or entities having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the Act or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the Investment Accounts.



REDEMPTION FEES

Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.


CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest defined in the Contract credited to amounts allocated to the FIA for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.

Depending on the Contract, after the fifth (5th) anniversary of a Contract, AUL has the right to change any Annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.


RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Contributions under a Contract and to refuse to accept new Participants under a Contract.


PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.


PAYMENTS TO AGENTS, INTERMEDIARIES AND OTHER FINANCIAL PROFESSIONALS

American United Life Insurance Company, Inc. or its related companies may pay agents, intermediaries and other financial professionals for the sale of the AUL American Unit Trust and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend the AUL American Unit Trust over another product or service. Ask your salesperson for more information.


LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.


LEGAL MATTERS


Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Richard M. Ellery, General Counsel of AUL.


Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.


FINANCIAL STATEMENTS


Financial statements of AUL as of December 31, 2017, are included in the Statement of Additional Information.

                     STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:


GENERAL INFORMATION AND HISTORY.............................................................................       3
DISTRIBUTION OF CONTRACTS...................................................................................       3
CUSTODY OF ASSETS...........................................................................................       3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS.................................................................       3
403(b) Programs.............................................................................................       3
408 and 408A Programs.......................................................................................       4
457 Programs................................................................................................       5
Employee Benefit Plans......................................................................................       5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................................................       5
FINANCIAL STATEMENTS........................................................................................       5

A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.



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No dealer, salesman or any other person is authorized by the AUL American Unit
Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All Contracts referred to in this Prospectus are also included in that filing.


The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.




--------------------------------------------------------------------------------
                           AUL AMERICAN UNIT TRUST


                      GROUP VARIABLE ANNUITY CONTRACTS


                                   SOLD BY


                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)


                             ONE AMERICAN SQUARE
                      INDIANAPOLIS, INDIANA 46206-0368


                                 PROSPECTUS


                             Dated: May 1, 2018
--------------------------------------------------------------------------------

(THIS PAGE LEFT INTENTIONALLY BLANK.)

THE PROSPECTUS MUST BE PRECEDED OR ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE UNDERLYING INVESTMENT OPTIONS. VARIABLE ANNUITIES ISSUED BY AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL) ARE DISTRIBUTED BY ONEAMERICA(R) SECURITIES, INC., MEMBER FINRA, SIPC, A WHOLLY-OWNED SUBSIDIARY OF AUL


RETIREMENT SERVICES, A DIVISION OF
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
ONE AMERICAN SQUARE, P.O. BOX 368
INDIANAPOLIS, IN 46206-0368
WWW.ONEAMERICA.COM

(C) 2018 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.









                                                           P-12784     5/1/18

[ONEAMERICA_LOGO]

STATEMENT OF ADDITIONAL INFORMATION
AUL AMERICAN UNIT TRUST

[ONEAMERICA(R) LOGO]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL)
A ONEAMERICA(R) COMPANY
P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148
TELEPHONE: (800) 249-6269


                                                                     May 1, 2018

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2018


                            AUL AMERICAN UNIT TRUST
                        GROUP VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                              ONE AMERICAN SQUARE
                          INDIANAPOLIS, INDIANA 46206-0368
                                 (800) 249-6269

                      ANNUITY SERVICE OFFICE MAIL ADDRESS:
                P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Unit Trust, dated May 1, 2018.


A Prospectus is available without charge by calling or writing to American United Life Insurance Company(R) at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.

                               TABLE OF CONTENTS

DESCRIPTION                                                                PAGE
------------------------------------------------------------------------- ------
GENERAL INFORMATION AND HISTORY                                               3
------------------------------------------------------------------------- ------
DISTRIBUTION OF CONTRACTS                                                     3
------------------------------------------------------------------------- ------
CUSTODY OF ASSETS                                                             3
------------------------------------------------------------------------- ------
LIMITS ON CONTRIBUTIONS TO                                                    3
RETIREMENT PLANS
------------------------------------------------------------------------- ------
  403(b) Programs                                                             3
------------------------------------------------------------------------- ------
  408 and 408A Programs                                                       4
------------------------------------------------------------------------- ------
  457 Programs                                                                5
------------------------------------------------------------------------- ------
  Employee Benefit Plans                                                      5
------------------------------------------------------------------------- ------
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                 5
------------------------------------------------------------------------- ------
FINANCIAL STATEMENTS                                                          5
------------------------------------------------------------------------- ------

                        GENERAL INFORMATION AND HISTORY


For a general description of AUL and AUL American Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus. The Variable Fund is registered under both the Investment Company Act of 1940 and the Securities Act of 1933 and therefore may contain assets under Section 401 of the Internal Revenue Code of 1986 ("IRC") or Section 403(b) of the IRC.


                           DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority ("FINRA").

OneAmerica Securities, Inc. serves as the principal underwriter without compensation from the Variable Account.

                               CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds underlying the Investment Accounts that are offered hereunder.

                  LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) PROGRAMS


Contributions to a 403(b) Program are excludable from a Participant's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant's salary reduction contributions to a 403(b) Program to $18,500 for 2018. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least fifteen (15) years of service for a "qualified organization" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,000 is allowed.

Section 415(c) also provides an overall limit on the amount of Employer and Participant's salary reduction contributions to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $55,000, or (b) 100 percent of the Participant's annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.


The limits described above do not apply to amounts "rolled over" from another eligible retirement program. A Participant who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another eligible retirement program or an IRA within sixty (60) days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or the lives or joint life expectancy of the Participant and the Participant's beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Contributions to the individual retirement annuity of a Participant under a 408 or 408A Program are subject to the limits on contributions to individual retirement annuities under Section 219(b) of the Internal Revenue Code. Under
Section 219(b) of the Code, contributions to an individual retirement annuity are limited to the lesser of $5,500 per year or the Participant's annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by $1,000. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $5,500 limit. The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.


Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 25 percent of the Participant's compensation, or (b) $55,000. Salary reduction contributions, if any, are subject to additional annual limits.

457 PROGRAMS


Deferrals by a Participant to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $18,500, or (b) 100 percent of the Participant's includible compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457 (b) limit is increased during the last three (3) years ending before the Participant reaches his normal retirement age under the 457 Program.


EMPLOYEE BENEFIT PLANS


The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $55,000, or (b) 100 percent of a Participant's annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

The annual maximum contribution to a Health Savings Account ("HSA") for 2018 is $3,450 for an individual and $6,850 for a family. All contributions to an HSA, regardless of source, count toward the annual maximum. These limits may be increased by $1,000 for HSA plan participants who are age 55 and over.


There are no IRS-imposed maximum contribution limits on Health Reimbursement Arrangements ("HRA") or GASB 45 Other Post-Employment Benefit "OPEB" plan contributions. However, each employer's plan will most likely set a limit. Contributions made by an employer to the employee's account are not considered income.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The statutory financial statements of AUL, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2017 and 2016, and the related statutory statements of operations and changes in surplus, and of cash flow for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2017 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

FINANCIALS OF THE REGISTRANT

The financial statements of the AUL American Unit Trust as of December 31, 2017 are included in this Statement of Additional Information.



            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Unit Trust
and the Board of Directors of
American United Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of net assets of each of the subaccounts listed in the table below (constituting AUL American Unit Trust, hereafter collectively referred to as the "Subaccounts") as of the dates listed in the table below, and the related statement of operations, the statement of changes in net assets, including the related notes, and the financial highlights (collectively referred to as the "financial statements") for the periods listed in the table below. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts as of the date listed in the table below, and the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of American United Life Insurance Company's management. Our responsibility is to express an opinion on the Subaccount's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the underlying registered investment companies. We believe that our audits provide a reasonable basis for our opinions.

AB Core Opportunities Fund - R Class (1)                         Janus Global Life Sciences-S Class (15)
AB Discovery Growth Fund - R Class (1)                           Janus Global Life Sciences-T Class (15)
AB Discovery Value Fund - R Class (1)                            Janus Growth and Income Fund - R Class (1)
AB High Income Fund - Advisor Class (1)                          Janus Research Fund - A Class (2)
AB High Income Fund - R Class (1)                                Janus Triton Fund - A Class (15)
AB International Growth Fund - R Class (1)                       Janus Triton Fund - N Class (10)
AB International Value Fund - R Class (1)                        Janus Triton Fund - Service Class (2)
AB Small Cap Growth Fund - R Class (1)                           JPMorgan Mid Cap Growth Fund R4 Class (6)
AB Value Fund - R Class (1)                                      JPMorgan Mid Cap Growth Fund R6 Class (6)
Alger Balanced Portfolio - I-2 Class (1)                         Knights of Columbus International Equity Institutional
                                                                 Class (6)
Alger Capital Appreciation Fund - Z Class (10)                   Knights of Columbus Large Cap Value Institutional Class (6)
Alger Capital Appreciation Institutional Fund - I Class (1)      Knights of Columbus Small Cap Equity Institutional Class (6)
Alger Capital Appreciation Institutional Fund - R Class (1)      Legg Mason BW Global Opportunities Bond Fund - FI Class (1)
Alger Capital Appreciation Portfolio - I-2 Class (1)             Legg Mason BW Global Opportunities Bond Fund - R Class (1)
Alger Large Cap Growth Portfolio - I-2 Class (1)                 Lord Abbett Bond-Debenture Fund - R5 Class (10)
Alger Small Cap Growth Institutional Fund - I Class (1)          Lord Abbett Calibrated Dividend Growth Fund - R3 Class (1)
Alger Small Cap Growth Institutional Fund - R Class (1)          Lord Abbett Calibrated Dividend Growth Fund - R5 Class (11)
AllianzGI Dynamic Multi-Asset Income Fund - Administrative       Lord Abbett Developing Growth Fund - A Class (1)
Class (1)
AllianzGI NFJ Dividend Value Fund - Administrative Class (1)     Lord Abbett Developing Growth Fund - P Class (1)
AllianzGI NFJ Dividend Value Fund - R Class (1)                  Lord Abbett Developing Growth Fund - R3 Class (1)
AllianzGI NFJ Mid-Cap Value Fund - Administrative Class (1)      Lord Abbett Fundamental Equity - R3 Class (1)
AllianzGI NFJ Mid-Cap Value Fund - R Class (1)                   Lord Abbett Growth Leaders Fund - I Class (15)
AllianzGI NFJ Small-Cap Value Fund - Administrative              Lord Abbett Growth Leaders Fund - R3 Class (15)
Class (1)
AllianzGI NFJ Small-Cap Value Fund - R Class (1)                 Lord Abbett Growth Leaders Fund - R5 Class (11)
AllianzGI NFJ Small-Cap Value Fund - R6 Class (10)               Lord Abbett Growth Opportunities Fund - P Class (1)
AllianzGI Retirement 2020 Fund - Administrative Class (1)        Lord Abbett Growth Opportunities Fund - R3 Class (1)
AllianzGI Retirement 2025 Fund - A Class (19)                    Lord Abbett High Yield Fund - A Class (18)
AllianzGI Retirement 2025 Fund - Administrative Class (1)        Lord Abbett High Yield Fund - R3 Class (2)

AllianzGI Retirement 2030 Fund - A Class (20)                    Lord Abbett High Yield Fund - R5 Class (11)
AllianzGI Retirement 2030 Fund - Administrative Class (1)        Lord Abbett High Yield Fund - R6 Class (10)
AllianzGI Retirement 2035 Fund - Administrative Class (1)        Lord Abbett Mid Cap Stock Fund - P Class (1)
AllianzGI Retirement 2040 Fund - A Class (20)                    Lord Abbett Mid Cap Stock Fund - R3 Class (1)
AllianzGI Retirement 2040 Fund - Administrative Class (1)        Lord Abbett Small Cap Value Fund - P Class (19)
AllianzGI Retirement 2045 Fund - A Class (18)                    Lord Abbett Small Cap Value Fund - R3 Class (1)
AllianzGI Retirement 2045 Fund - Administrative Class (1)        Lord Abbett Total Return Fund - I Class (2)
AllianzGI Retirement 2050 Fund - A Class (1)                     Lord Abbett Total Return Fund - R3 Class (2)
AllianzGI Retirement 2050 Fund - Administrative Class (1)        Lord Abbett Total Return Fund - R5 Class (11)
AllianzGI Retirement 2055 Fund - A Class (20)                    Lord Abbett Value Opportunities Fund - A Class (1)
AllianzGI Retirement 2055 Fund - Administrative Class (1)        Lord Abbett Value Opportunities Fund - P Class (1)
American Century Disciplined Growth Fund - A Class (1)           Lord Abbett Value Opportunities Fund - R3 Class (1)
American Century Disciplined Growth Fund - Investor              Lord Abbett Value Opportunities Fund - R5 Class (21)
Class (1)
American Century Diversified Bond Fund - A Class (1)             Manning & Napier Pro-Blend Conservative Term Series - S
                                                                 Class (1)
American Century Emerging Markets - A Class (1)                  Manning & Napier Pro-Blend Extended Term Series - S Class (1)
American Century Emerging Markets - Investor Class (1)           Manning & Napier Pro-Blend Maximum Term Series - S Class (1)
American Century Emerging Markets Fund - R6 Class (10)           Manning & Napier Pro-Blend Moderate Term Series - S Class (1)
American Century Equity Growth - A Class (1)                     MFS Aggressive Growth Allocation Fund - R2 Class (10)
American Century Equity Growth - Investor Class (2)              MFS Aggressive Growth Allocation Fund - R3 Class (15)
American Century Equity Income - A Class (1)                     MFS Conservative Allocation Fund - R2 Class (10)
American Century Equity Income - Investor Class (1)              MFS Conservative Allocation Fund - R3 Class (2)
American Century Equity Income Fund - R6 Class (10)              MFS Emerging Markets Debt Fund - R3 Class (1)
American Century Ginnie Mae - A Class (1)                        MFS Growth Allocation Fund - R2 Class (10)
American Century Growth - A Class (1)                            MFS Growth Allocation Fund - R3 Class (2)
American Century Heritage - A Class (1)                          MFS Growth Fund - R6 Class (10)
American Century Heritage - Investor Class (1)                   MFS International New Discovery Fund - A Class (1)

American Century Heritage Fund - R6 Class (10)                   MFS International New Discovery Fund - R2 Class (1)
American Century Income & Growth - Investor Class (1)            MFS International New Discovery Fund - R6 Class (10)
American Century Inflation-Adjusted Bond - A Class (1)           MFS International Value Fund - R2 Class (1)
American Century International Bond - A Class (1)                MFS International Value Fund - R3 Class (1)
American Century International Bond - Investor Class (1)         MFS International Value Fund - R6 Class (10)
American Century International Discovery - A Class (1)           MFS Massachusetts Investors Growth Stock Fund - R2 Class (1)
American Century International Growth - A Class (1)              MFS Massachusetts Investors Growth Stock Fund - R3 Class (1)
American Century International Growth - Investor Class (1)       MFS Massachusetts s Growth Stock Fund - R6 Class (10)
American Century Investments One Choice 2020 Portfolio - R6      MFS Mid Cap Growth Fund - A Class (1)
Class (10)
American Century Investments One Choice 2025 Portfolio - R6      MFS Mid Cap Value Fund - R2 Class (2)
Class (10)
American Century Investments One Choice 2030 Portfolio - R6      MFS Mid Cap Value Fund - R3 Class (2)
Class (10)
American Century Investments One Choice 2035 Portfolio - R6      MFS Mid Cap Value Fund - R6 Class (10)
Class (10)
American Century Investments One Choice 2040 Portfolio - R6      MFS Moderate Allocation Fund - R2 Class (10)
Class (10)
American Century Investments One Choice 2045 Portfolio - R6      MFS Moderate Allocation Fund - R3 Class (2)
Class (10)
American Century Investments One Choice 2050 Portfolio - R6      MFS New Discovery Fund - R2 Class (1)
Class (10)
American Century Investments One Choice 2055 Portfolio - R6      MFS New Discovery Fund - R3 Class (1)
Class (10)
American Century Investments One Choice 2060 Portfolio - R6      MFS Technology Fund - R2 Class (12)
Class (10)
American Century Investments One Choice In Retirement            MFS Technology Fund - R3 Class (12)
Portfolio - R6 Class (10)
American Century Large Company Value - A Class (1)               MFS Technology Fund - R6 Class (10)
American Century Mid Cap Value Fund - A Class (1)                MFS Utilities Fund - R2 Class (1)
American Century Mid Cap Value Fund - Investor Class (1)         MFS Utilities Fund - R3 Class (1)
American Century Mid Cap Value Fund - R6 Class (10)              MFS Value Fund - A Class (1)
American Century One Choice 2020 Portfolio - A Class (1)         MFS Value Fund - R6 Class (10)
American Century One Choice 2020 Portfolio - Investor            Neuberger Berman Emerging Markets Equity Fund - A Class (15)
Class (1)

American Century One Choice 2025 Portfolio - A Class (1)         Neuberger Berman Emerging Markets Equity Fund - R3 Class (2)
American Century One Choice 2025 Portfolio - Investor            Neuberger Berman Focus Fund - Advisor Class (1)
Class (1)
American Century One Choice 2030 Portfolio - A Class (1)         Neuberger Berman Large Cap Value Fund - Advisor Class (1)
American Century One Choice 2030 Portfolio - Investor            Neuberger Berman Small Cap Growth Fund - A Class (2)
Class (1)
American Century One Choice 2035 Portfolio - A Class (1)         Neuberger Berman Small Cap Growth Fund - Advisor Class (1)
American Century One Choice 2035 Portfolio - Investor            Neuberger Berman Small Cap Growth Fund - R3 Class (1)
Class (1)
American Century One Choice 2040 Portfolio - A Class (1)         Neuberger Berman Socially Responsive Fund - A Class (13)
American Century One Choice 2040 Portfolio - Investor            Neuberger Berman Socially Responsive Fund - R3 Class (13)
Class (1)
American Century One Choice 2045 Portfolio - A Class (1)         Northern Small Cap Value Fund - R Class (1)
American Century One Choice 2045 Portfolio - Investor            Nuveen International Growth Fund - A Class (10)
Class (1)
American Century One Choice 2050 Portfolio - A Class (1)         Nuveen Mid Cap Growth Opportunities Fund - A Class (1)
American Century One Choice 2050 Portfolio - Investor            Nuveen Mid Cap Growth Opportunities Fund - R3 Class (1)
Class (1)
American Century One Choice 2055 Portfolio - A Class (1)         Nuveen Mid Cap Value Fund - A Class (1)
American Century One Choice 2055 Portfolio - Investor            Nuveen Mid Cap Value Fund - R3 Class (1)
Class (1)
American Century One Choice 2060 Portfolio - A Class (12)        Nuveen Real Estate Securities Fund - A Class (1)
American Century One Choice 2060 Portfolio - Investor            Nuveen Real Estate Securities Fund - R3 Class (1)
Class (12)
American Century One Choice In Retirement Portfolio - A          Nuveen Small Cap Select Fund - A Class (1)
Class (1)
American Century One Choice In Retirement Portfolio -            Nuveen Small Cap Select Fund - R3 Class (1)
Investor Class (1)
American Century Real Estate - A Class (1)                       Nuveen Small Cap Value Fund - A Class (1)
American Century Real Estate - Investor Class (1)                Nuveen Small Cap Value Fund - R3 Class (1)
American Century Real Estate Fund - R6 Class (10)                Nuveen Strategy Growth Allocation - A Class (1)
American Century Select - A Class (1)                            Nuveen Strategy Growth Allocation - R3 Class (1)
American Century Select - Investor Class (1)                     Oak Ridge Large Cap Growth Fund - A Class (18)
American Century Small Cap Growth - A Class (1)                  Oak Ridge Small Cap Growth Fund - A Class (1)
American Century Small Cap Value - A Class (1)                   Oak Ridge Small Cap Growth Fund - Y Class (1)
American Century Small Cap Value - Investor Class (1)            Oppenheimer Active Allocation Fund - A Class (15)

American Century Small Company - A Class (1)                     Oppenheimer Active Allocation Fund - Y Class (10)
American Century Strategic Allocation: Aggressive - A            Oppenheimer Core Bond Fund - A Class (2)
Class (1)
American Century Strategic Allocation: Aggressive - Investor     Oppenheimer Core Bond Fund - Y Class (15)
Class (1)
American Century Strategic Allocation: Aggressive Fund - R6      Oppenheimer Developing Markets Fund - A Class (1)
Class (10)
American Century Strategic Allocation: Conservative - A          Oppenheimer Developing Markets Fund - I Class (10)
Class (1)
American Century Strategic Allocation: Conservative -            Oppenheimer Developing Markets Fund - Y Class (1)
Investor Class (1)
American Century Strategic Allocation: Conservative Fund -       Oppenheimer Global Fund - A Class (1)
R6 Class (10)
American Century Strategic Allocation: Moderate - A              Oppenheimer Global Fund - Y Class (1)
Class (1)
American Century Strategic Allocation: Moderate - Investor       Oppenheimer Global Opportunities - A Class (1)
Class (1)
American Century Strategic Allocation: Moderate Fund - R6        Oppenheimer Global Opportunities - Y Class (18)
Class (10)
American Century Ultra - A Class (1)                             Oppenheimer Global Strategic Income - A Class (1)
American Century Ultra - Investor Class (1)                      Oppenheimer Global Strategic Income - Y Class (1)
American Century Value - A Class (1)                             Oppenheimer Gold & Special Minerals Fund - A Class (1)
American Century Value - Investor Class (1)                      Oppenheimer Gold & Special Minerals Fund - Y Class (1)
American Century VP Capital Appreciation Fund - I Class (1)      Oppenheimer International Bond Fund - A Class (1)
American Funds 2010 Target Date Retirement Fund - R3             Oppenheimer International Bond Fund - Y Class (1)
Class (15)
American Funds 2010 Target Date Retirement Fund - R4             Oppenheimer International Growth Fund - A Class (1)
Class (15)
American Funds 2010 Target Date Retirement Fund - R6             Oppenheimer International Growth Fund - I Class (10)
Class (10)
American Funds 2015 Target Date Retirement Fund - R3             Oppenheimer International Growth Fund - Y Class (1)
Class (15)
American Funds 2015 Target Date Retirement Fund - R4             Oppenheimer International Small Company Fund - A Class (1)
Class (15)
American Funds 2015 Target Date Retirement Fund - R6             Oppenheimer International Small Company Fund - Y Class (1)
Class (10)
American Funds 2020 Target Date Retirement Fund - R3             Oppenheimer International Small-Mid Company Fund - I Class (10)
Class (2)
American Funds 2020 Target Date Retirement Fund - R4             Oppenheimer Main Street Mid Cap Fund - A Class (1)
Class (15)
American Funds 2020 Target Date Retirement Fund - R6             Oppenheimer Main Street Mid Cap Fund - Y Class (1)
Class (10)

American Funds 2025 Target Date Retirement Fund - R3             Oppenheimer Main Street Select Fund - A Class (1)
Class (2)
American Funds 2025 Target Date Retirement Fund - R4             Oppenheimer Main Street Select Fund - Y Class (19)
Class (15)
American Funds 2025 Target Date Retirement Fund - R6             Oppenheimer Mid Cap Value Fund - A Class (1)
Class (10)
American Funds 2030 Target Date Retirement Fund - R3             Oppenheimer Mid Cap Value Fund - Y Class (1)
Class (2)
American Funds 2030 Target Date Retirement Fund - R4             Oppenheimer Senior Floating Rate Fund - A Class (18)
Class (15)
American Funds 2030 Target Date Retirement Fund - R6             Oppenheimer Senior Floating Rate Fund - Y Class (2)
Class (10)
American Funds 2035 Target Date Retirement Fund - R3             Oppenheimer Senior Floating Rate I Class (6)
Class (2)
American Funds 2035 Target Date Retirement Fund - R4             Oppenheimer Value Fund - A Class (1)
Class (15)
American Funds 2035 Target Date Retirement Fund - R6             Oppenheimer Value Fund - Y Class (1)
Class (10)
American Funds 2040 Target Date Retirement Fund - R3             Parnassus Core Equity Fund - Investor Class (1)
Class (15)
American Funds 2040 Target Date Retirement Fund - R4             Parnassus Fund Class (1)
Class (15)
American Funds 2040 Target Date Retirement Fund - R6             Parnassus Mid Cap Fund Class (1)
Class (10)
American Funds 2045 Target Date Retirement Fund - R3             Pax Balanced Fund - Individual Investor Class (1)
Class (15)
American Funds 2045 Target Date Retirement Fund - R4             Pax Global Environmental Markets Fund - Individual Investor
Class (15)                                                       Class (1)
American Funds 2045 Target Date Retirement Fund - R6             Payden Emerging Markets Bond - Investor Class (1)
Class (10)
American Funds 2050 Target Date Retirement Fund - R3             Perkins Mid Cap Value - A Class (1)
Class (15)
American Funds 2050 Target Date Retirement Fund - R4             Perkins Mid Cap Value - R Class (1)
Class (15)
American Funds 2050 Target Date Retirement Fund - R6             Perkins Small Cap Value - S Class (1)
Class (10)
American Funds 2055 Target Date Retirement Fund - R3             Perkins Small Cap Value Fund - N Class (10)
Class (15)
American Funds 2055 Target Date Retirement Fund - R4             Pimco All Asset Fund - Admin Class (1)
Class (15)
American Funds 2055 Target Date Retirement Fund - R6             Pimco All Asset Fund - R Class (1)
Class (10)
American Funds 2060 Target Date Retirement Fund - R3             Pimco CommoditiesPLUS Strategy - Admin Class (2)
Class (15)
American Funds 2060 Target Date Retirement Fund - R4             Pimco Commodity Real Return Strategy - Admin Class (1)
Class (15)
American Funds 2060 Target Date Retirement Fund - R6             Pimco Commodity Real Return Strategy - R Class (18)
Class (10)

American Funds AMCAP Fund - R3 Class (1)                         Pimco High Yield - Admin Class (1)
American Funds AMCAP Fund - R4 Class (1)                         Pimco High Yield - R Class (1)
American Funds AMCAP Fund - R6 Class (10)                        Pimco High Yield Fund - Institutional Class (10)
American Funds American Balanced Fund - R3 Class (1)             Pimco Income Fund - Admin Class (1)
American Funds American Balanced Fund - R4 Class (1)             Pimco Income Fund - Institutional Class (10)
American Funds American Balanced Fund - R6 Class (10)            Pimco Income Fund - R Class (1)
American Funds American High Income Trust - R3 Class (1)         Pimco Real Return Fund - Admin Class (1)
American Funds American High Income Trust - R4 Class (1)         Pimco Real Return Fund - Institutional Class (10)
American Funds Capital World Bond Fund - R6 Class (7)            Pimco Real Return Fund - R Class (1)
American Funds Capital World Growth and Income - R3              Pimco Total Return Fund - Admin Class (1)
Class (1)
American Funds Capital World Growth and Income - R4              Pimco Total Return Fund - Institutional Class (10)
Class (1)
American Funds Capital World Growth and Income Fund - R6         Pimco Total Return Fund - R Class (1)
Class (10)
American Funds EuroPacific Growth Fund - R3 Class (1)            Pioneer Bond Fund - A Class (1)
American Funds EuroPacific Growth Fund - R4 Class (1)            Pioneer Bond Fund - K Class (10)
American Funds EuroPacific Growth Fund - R6 Class (10)           Pioneer Bond Fund - Y Class (1)
American Funds Fundamental Investors - R3 Class (1)              Pioneer Dynamic Credit Fund - A Class (15)
American Funds Fundamental Investors - R4 Class (1)              Pioneer Equity Income Fund - A Class (1)
American Funds Fundamental Investors - R6 Class (10)             Pioneer Equity Income Fund - K Class (10)
American Funds Intermediate Bond Fund of America - R3            Pioneer Equity Income Fund - Y Class (1)
Class (1)
American Funds Intermediate Bond Fund of America - R4            Pioneer Fund - A Class (2)
Class (1)
American Funds New Perspective Fund - R3 Class (1)               Pioneer Fund VCT Portfolio - I Class (1)
American Funds New Perspective Fund - R4 Class (1)               Pioneer Fundamental Growth Fund - A Class (1)
American Funds New Perspective Fund - R6 Class (10)              Pioneer Fundamental Growth Fund - K Class (10)
American Funds New World Fund - R3 Class (1)                     Pioneer Fundamental Growth Fund - Y Class (1)
American Funds New World Fund - R4 Class (1)                     Pioneer Global Equity - A Class (8)
American Funds New World Fund - R6 Class (10)                    Pioneer High Yield Fund - A Class (1)

American Funds SMALLCAP World Fund - R3 Class (1)                Pioneer High Yield Fund - Y Class (18)
American Funds SMALLCAP World Fund - R4 Class (1)                Pioneer Mid Cap Value Fund - A Class (1)
American Funds SMALLCAP World Fund - R6 Class (10)               Pioneer Mid Cap Value Fund - Y Class (2)
American Funds The Growth Fund of America - R3 Class (1)         Pioneer Select Mid Cap Growth Fund - A Class (18)
American Funds The Growth Fund of America - R4 Class (1)         Pioneer Select Mid Cap Growth Fund - K Class (10)
American Funds The Growth Fundof America - R6 Class (10)         Pioneer Select Mid Cap Growth VCT Portfolio - I Class (1)
American Funds Washington Mutual Investors Fund - R3             Pioneer Strategic Income Fund - A Class (1)
Class (1)
American Funds Washington Mutual Investors Fund - R4             Pioneer Strategic Income Fund - K Class (10)
Class (1)
American Funds Washington Mutual Investors Fund - R6             Pioneer Strategic Income Fund - Y Class (2)
Class (10)
AMG Renaissance Large Cap Growth - N Class (7)                   PNC International Equity-A Class (15)
AMG Managers Cadence Mid Cap Fund - Investor Class (1)           PNC International Equity-I Class (15)
AMG Managers Cadence Mid Cap Fund - Service Class (15)           PNC Multi Factor Small Cap Core-A Class (15)
AQR Emerging Multi-Style Fund - N Class (10)                     PNC Multi Factor Small Cap Core-I Class (15)
AQR Large Cap Multi-Style Fund - N Class (15)                    Principal MidCap S&P 400 Index Fund - R3 Class (3)
Ariel Appreciation Fund - Investor Class (1)                     Principal SmallCap S&P 600 Index Fund - R3 Class (3)
Ariel Fund - Investor Class (1)                                  Prudential Financial Services Fund - A Class (1)
Ave Maria Growth Fund Class (18)                                 Prudential Financial Services Fund - Z Class (1)
Ave Maria Rising Dividend Fund Class (18)                        Prudential Global Real Estate Fund - A Class (1)
Ave Maria Value Fund Class (18)                                  Prudential Global Real Estate Fund - Q Class (10)
Ave Maria World Equity Fund Class (18)                           Prudential Global Real Estate Fund - Z Class (1)
BlackRock Equity Dividend Fund - Institutional Class (1)         Prudential High Yield Fund - A Class (1)
BlackRock Global Allocation Fund - Institutional Class (1)       Prudential High Yield Fund - Z Class (1)
BlackRock Global Allocation Fund - R Class (1)                   Prudential High-Yield Fund - Q Class (10)
BlackRock Global Allocation Fund, Inc. K Class (6)               Prudential Jennison 20/20 Focus - A Class (1)
BlackRock GNMA Portfolio - Service Class (1)                     Prudential Jennison 20/20 Focus - Z Class (19)
BlackRock Health Sciences Opportunities Portfolio - K            Prudential Jennison Health Sciences Fund - A Class (1)
Class (10)
BlackRock Health Sciense Opportunities-I Class (15)              Prudential Jennison Health Sciences Fund - Z Class (1)

BlackRock Health Sciense Opportunities-R Class (15)              Prudential Jennison Mid Cap Growth Fund - A Class (1)
BlackRock High Yield Bond-R Class (10)                           Prudential Jennison Mid Cap Growth Fund - Z Class (1)
BlackRock High Yield Bond-Svc Class (15)                         Prudential Jennison Mid Cap Growth Fund, Inc. - Q Class (10)
BlackRock Small Cap Growth Equity Portfolio - Institutional      Prudential Jennison Natural Resources Fund - A Class (1)
Class (1)
BlackRock Total Return Fund - A Class (2)                        Prudential Jennison Natural Resources Fund - Q Class (10)
BlackRock Total Return Fund - K Class (10)                       Prudential Jennison Natural Resources Fund - Z Class (1)
BlackRock Total Return Fund - R Class (15)                       Prudential Jennison Select Growth - Z Class (15)
BMO Aggressive Allocation Fund - R6 Class (10)                   Prudential Jennison Small Company - A Class (1)
BMO Balanced Allocation Fund - R6 Class (10)                     Prudential Jennison Small Company - Z Class (1)
BMO Conservative Allocation Fund - R6 Class (10)                 Prudential QMA Mid Cap Value - A Class (2)
BMO Mid-Cap Growth Fund - A Class (4)                            Prudential QMA Mid Cap Value - Z Class (18)
BMO Mid-Cap Value Fund - A Class (4)                             Prudential Total Return Bond - A Class (1)
BMO Moderate Allocation Fund - R6 Class (10)                     Prudential Total Return Bond - Q Class (10)
BMO Small Cap Growth Fund - A Class (5)                          Prudential Total Return Bond - Z Class (1)
Calvert Equity Portfolio - A Class (1)                           Putnam Equity Income - A Class (3)
Calvert Income Fund - A Class (1)                                Putnam Growth Opportunities Fund - A Class (15)
Calvert Small Cap Fund - A Class (1)                             Russell Commodity Strategies - S Class (1)
Calvert VP SRI Mid Cap Growth Portfolio Class (1)                Russell Emerging Markets - S Class (1)
ClearBridge Aggressive Growth Fund - FI Class (1)                Russell Global Equity Fund - S Class (1)
ClearBridge Aggressive Growth Fund - R Class (1)                 Russell Global Real Estate Securities - S Class (1)
ClearBridge Appreciation Fund - FI Class (1)                     Russell Investment Grade Bond Fund - S Class (2)
ClearBridge Appreciation Fund - R Class (1)                      Russell LifePoints Balanced Strategy Fund - R1 Class (1)
Columbia Acorn International Fund - A Class (1)                  Russell LifePoints Balanced Strategy Fund - R5 Class (1)
Columbia Acorn International Fund - R4 Class (1)                 Russell LifePoints Conservative Strategy Fund - R1 Class (1)
Columbia Acorn International Fund - Z Class (1)                  Russell LifePoints Conservative Strategy Fund - R5 Class (1)
Columbia Contrarian Core Fund - A Class (2)                      Russell LifePoints Equity Growth Strategy Fund - R1 Class (1)
Columbia Contrarian Core Fund - R4 Class (15)                    Russell LifePoints Equity Growth Strategy Fund - R5 Class (1)
Columbia Dividend Income Fund - A Class (15)                     Russell LifePoints Growth Strategy Fund - R1 Class (1)

Columbia Dividend Income Fund - R4 Class (2)                     Russell LifePoints Growth Strategy Fund - R5 Class (1)
Columbia Emerging Markets Bond Fund - A Class (1)                Russell LifePoints Moderate Strategy Fund - R1 Class (1)
Columbia Emerging Markets Bond Fund - Y Class (10)               Russell LifePoints Moderate Strategy Fund - R5 Class (1)
Columbia Mid Cap Index Fund - A Class (1)                        Russell Short Duration Bond Fund - S Class (1)
Columbia Mid Cap Value Fund - R4 Class (2)                       Russell Strategic Bond Fund - S Class (15)
Columbia Select Global Growth Fund A Class (2)                   Russell U.S. Core Equity Fund - S Class (1)
Columbia Select Global Growth Fund R4 Class (10)                 Russell U.S. Defensive Equity Fund - S Class (1)
Columbia Select Large-Cap Value Fund - A Class (2)               Russell U.S. Small Cap Equity Fund - S Class (1)
Columbia Select Large-Cap Value Fund - R4 Class (10)             State Street Equity 500 Index - Admin Class (1)
Columbia Select Smaller-Cap Value Fund - A Class (2)             State Street Equity 500 Index - R Class (1)
Columbia Select Smaller-Cap Value Fund - R4 Class (2)            Steward Large Cap Enhanced Index Fund - Individual Class (2)
Columbia Seligman Communications and Information Fund - A        Steward Small-Mid Cap Enhanced Index Fund - Individual
Class (1)                                                        Class (18)
Columbia Seligman Communications and Information Fund - R4       T. Rowe Price Blue Chip Growth - I Class (10)
Class (1)
Columbia Seligman Communications and Information Fund - Z        T. Rowe Price Blue Chip Growth - R Class (1)
Class (1)
Columbia Seligman Communications and Information Y Class (6)     T. Rowe Price Equity Income - I Class (10)
Columbia Small Cap Index Fund - A Class (1)                      T. Rowe Price Equity Income - R Class (1)
Columbia U.S. Government Mortgage Fund - A Class (15)            T. Rowe Price Equity Income Portfolio Class (1)
Columbia U.S. Government Mortgage Fund - R4 Class (15)           T. Rowe Price European Stock Class (1)
CRM Mid Cap Value - Investor Class (1)                           T. Rowe Price Growth Stock - Advisor Class (1)
Deutsche CROCI U.S. Fund - A Class (14)                          T. Rowe Price Growth Stock - I Class (10)
Deutsche Enhanced Commodity Strategy Fund - A Class (2)          T. Rowe Price Growth Stock - R Class (1)
Deutsche Enhanced Commodity Strategy Fund - S Class (15)         T. Rowe Price International Growth & Income - I Class (10)
Deutsche GNMA Fund - A Class (3)                                 T. Rowe Price International Growth & Income - Advisor Class (1)
Deutsche GNMA Fund- S Class (3)                                  T. Rowe Price International Growth & Income - R Class (1)
Deutsche Mid Cap Value Fund - A Class (1)                        T. Rowe Price International Stock - R Class (1)
Deutsche Mid Cap Value Fund - S Class (1)                        T. Rowe Price Mid-Cap Growth - R Class (1)
Deutsche Real Assets Fund - A Class (1)                          T. Rowe Price Mid-Cap Value - Advisor Class (1)

Deutsche Real Assets Fund - S Class (18)                         T. Rowe Price Mid-Cap Value - R Class (1)
Deutsche Real Estate Securities - A Class (1)                    T. Rowe Price Real Estate Fund - I Class (7)
Deutsche Real Estate Securities - S Class (1)                    T. Rowe Price Retirement 2005 - Advisor Class (1)
Deutsche Real Estate Securities Fund - R6 Class (10)             T. Rowe Price Retirement 2005 - R Class (1)
Deutsche Small Cap Core - A Class (9)                            T. Rowe Price Retirement 2010 - Advisor Class (1)
Deutsche Small Cap Core - S Class (9)                            T. Rowe Price Retirement 2010 - I Class (6)
DFA Emerging Markets Portfolio - Institutional Class (10)        T. Rowe Price Retirement 2010 - R Class (1)
DFA Emerging Markets Value - R2 Class (1)                        T. Rowe Price Retirement 2015 - Advisor Class (1)
DFA Global Allocation 60/40 - R2 Class (1)                       T. Rowe Price Retirement 2015 - R Class (1)
DFA Global Allocation 60/40 Portfolio - Institutional            T. Rowe Price Retirement 2020 - Advisor Class (1)
Class (10)
DFA Global Equity - R2 Class (1)                                 T. Rowe Price Retirement 2020 - R Class (1)
DFA Global Equity Portfolio - Institutional Class (10)           T. Rowe Price Retirement 2025 - Advisor Class (1)
DFA International Core Equity Portfolio - Institutional          T. Rowe Price Retirement 2025 - R Class (1)
Class (10)
DFA International Value - R2 Class (1)                           T. Rowe Price Retirement 2030 - Advisor Class (1)
DFA Investment Grade Portfolio - Institutional Class (10)        T. Rowe Price Retirement 2030 - R Class (1)
DFA Real Estate Securities Portfolio - Institutional             T. Rowe Price Retirement 2035 - Advisor Class (1)
Class (10)
DFA U.S. Large Cap Growth Portfolio - Institutional              T. Rowe Price Retirement 2035 - R Class (1)
Class (10)
DFA U.S. Large Company Portfolio - N/A Class (10)                T. Rowe Price Retirement 2040 - Advisor Class (1)
DFA U.S. Small Cap Growth Portfolio - Institutional              T. Rowe Price Retirement 2040 - R Class (1)
Class (10)
DFA U.S. Small Cap Portfolio - Institutional Class (7)           T. Rowe Price Retirement 2045 - Advisor Class (1)
DFA U.S. Targeted Value Portfolio - Institutional Class (10)     T. Rowe Price Retirement 2045 - R Class (1)
DFA US Targeted Value - R2 Class (1)                             T. Rowe Price Retirement 2050 - Advisor Class (1)
DFA World ex U.S. Government Fixed Income Portfolio -            T. Rowe Price Retirement 2050 - R Class (1)
Institutional Class (10)
Dreyfus Natural Resources Fund - I Class (2)                     T. Rowe Price Retirement 2055 - Advisor Class (1)
Federated High Yield Trust - Institutional Class (2)             T. Rowe Price Retirement 2055 - R Class (1)
Federated High Yield Trust - Service Class (2)                   T. Rowe Price Retirement 2060 - Advisor Class (12)
Federated International Leaders Fund - A Class (18)              T. Rowe Price Retirement 2060 - R Class (12)

Federated International Leaders Fund - Institutional             T. Rowe Price Retirement Balanced - Advisor Class (1)
Class (2)
Federated Kaufmann Large Cap Fund - A Class (2)                  T. Rowe Price Retirement Balanced - R Class (1)
Federated Kaufmann Large Cap Fund - Institutional Class (2)      T. Rowe Price Retirement Balanced I - I Class (10)
Federated MDT All Cap Core Fund - A Class (2)                    T. Rowe Price Retirement I 2005 I Class (6)
Federated MDT All Cap Core Fund - Institutional Class (2)        T. Rowe Price Retirement I 2015 - I Class (10)
Fidelity Advisor Diversified International Fund - M              T. Rowe Price Retirement I 2020 - I Class (10)
Class (1)
Fidelity Advisor Diversified Stock Fund - Institutional          T. Rowe Price Retirement I 2025 - I Class (10)
Class (18)
Fidelity Advisor Diversified Stock Fund - M Class (18)           T. Rowe Price Retirement I 2030 - I Class (10)
Fidelity Advisor Dividend Growth Fund - M Class (1)              T. Rowe Price Retirement I 2035 - I Class (10)
Fidelity Advisor Equity Growth Fund - M Class (1)                T. Rowe Price Retirement I 2040 - I Class (10)
Fidelity Advisor Equity Income Fund - M Class (1)                T. Rowe Price Retirement I 2045 - I Class (10)
Fidelity Advisor Freedom 2010 Fund - I Class (2)                 T. Rowe Price Retirement I 2050 - I Class (10)
Fidelity Advisor Freedom 2010 Fund - M Class (1)                 T. Rowe Price Retirement I 2055 - I Class (10)
Fidelity Advisor Freedom 2015 Fund - I Class (2)                 T. Rowe Price Retirement I 2060 - I Class (10)
Fidelity Advisor Freedom 2015 Fund - M Class (1)                 Templeton Foreign Fund - A Class (1)
Fidelity Advisor Freedom 2020 Fund - I Class (2)                 Templeton Foreign Fund - Advisor Class (12)
Fidelity Advisor Freedom 2020 Fund - M Class (1)                 Templeton Foreign Fund - R Class (1)
Fidelity Advisor Freedom 2025 Fund - I Class (2)                 Templeton Global Bond Fund - A Class (1)
Fidelity Advisor Freedom 2025 Fund - M Class (1)                 Templeton Global Bond Fund - Advisor Class (12)
Fidelity Advisor Freedom 2030 Fund - I Class (2)                 Templeton Global Bond Fund - R Class (1)
Fidelity Advisor Freedom 2030 Fund - M Class (1)                 Templeton Global Bond Fund - R6 Class (10)
Fidelity Advisor Freedom 2035 Fund - I Class (2)                 Templeton Growth Fund - A Class (1)
Fidelity Advisor Freedom 2035 Fund - M Class (1)                 Templeton Growth Fund - R Class (1)
Fidelity Advisor Freedom 2040 Fund - I Class (2)                 Templeton Growth Fund, Inc. - Advisor Class (10)
Fidelity Advisor Freedom 2040 Fund - M Class (1)                 Thornburg Core Growth Fund - R3 Class (1)
Fidelity Advisor Freedom 2045 Fund - I Class (2)                 Thornburg Core Growth Fund - R5 Class (1)
Fidelity Advisor Freedom 2045 Fund - M Class (1)                 Thornburg International Value Fund - R3 Class (1)
Fidelity Advisor Freedom 2050 Fund - I Class (2)                 Thornburg International Value Fund - R5 Class (1)
Fidelity Advisor Freedom 2050 Fund - M Class (1)                 Thornburg Investment Income Builder Fund - R3 Class (1)
Fidelity Advisor Freedom 2055 Fund - I Class (2)                 Thornburg Investment Income Builder Fund - R5 Class (1)
Fidelity Advisor Freedom 2055 Fund - M Class (1)                 Thornburg Limited Term Income Fund - R3 Class (1)

Fidelity Advisor Freedom 2060 Fund - I Class (15)                Thornburg Limited Term Income Fund - R5 Class (2)
Fidelity Advisor Freedom Income Fund - I Class (2)               Thornburg Limited Term Income Fund - R6 Class (6)
Fidelity Advisor Freedom Income Fund - M Class (1)               Thornburg Limited Term U.S. Government Fund - R3 Class (1)
Fidelity Advisor Growth & Income Fund - M Class (1)              Thornburg Value Fund - R3 Class (1)
Fidelity Advisor Growth Opportunities Fund - M Class (1)         TIAA-CREF Bond Index Fund - Institutional Class (10)
Fidelity Advisor Leveraged Company Stock Fund - A Class (1)      TIAA-CREF Bond Index Fund - Retirement Class (1)
Fidelity Advisor Leveraged Company Stock Fund - M Class (1)      TIAA-CREF Bond Plus Fund - Retirement Class (2)
Fidelity Advisor New Insights Fund - A Class (1)                 TIAA-CREF Emerging Markets Equity Index Fund - Retirement
                                                                 Class (1)
Fidelity Advisor New Insights Fund - M Class (1)                 TIAA-CREF Growth & Income - Retirement Class (1)
Fidelity Advisor Real Estate Fund - A Class (1)                  TIAA-CREF Growth & Income Fund - Institutional Class (10)
Fidelity Advisor Real Estate Fund - I Class (18)                 TIAA-CREF International Equity Index - Retirement Class (1)
Fidelity Advisor Real Estate Fund - M Class (1)                  TIAA-CREF International Equity Index Fund - Institutional
                                                                 Class (10)
Fidelity Advisor Small Cap Fund - A Class (1)                    TIAA-CREF Large-Cap Growth Fund - Retirement Class (2)
Fidelity Advisor Small Cap Fund - M Class (1)                    TIAA-CREF Large-Cap Growth Index - Retirement Class (1)
Fidelity Advisor Stock Selector All Cap Fund - M Class (1)       TIAA-CREF Large-Cap Growth Index Fund - Institutional
                                                                 Class (10)
Fidelity Advisor Stock Selector Mid Cap Fund - M Class (1)       TIAA-CREF Large-Cap Value Fund - Retirement Class (2)
Fidelity Advisor Strategic Dividend & Income Fund -              TIAA-CREF Large-Cap Value Index - Retirement Class (1)
Institutional Class (15)
Fidelity Advisor Strategic Dividend & Income Fund - M            TIAA-CREF Large-Cap Value Index Fund - Institutional Class (10)
Class (2)
Fidelity Advisor Strategic Income Fund - A Class (1)             TIAA-CREF Lifecycle Index 2010 Fund - Institutional Class (10)
Fidelity Advisor Total Bond Fund - I Class (18)                  TIAA-CREF Lifecycle Index 2010 Fund - Retirement Class (18)
Fidelity Advisor Total Bond Fund - M Class (18)                  TIAA-CREF Lifecycle Index 2015 Fund - Institutional Class (10)
Fidelity Advisor Value Fund - A Class (1)                        TIAA-CREF Lifecycle Index 2015 Fund - Retirement Class (18)
Fidelity VIP Asset Manager Portfolio - Initial Class (1)         TIAA-CREF Lifecycle Index 2020 Fund - Institutional Class (10)
Fidelity VIP Contrafund Portfolio - Initial Class (1)            TIAA-CREF Lifecycle Index 2020 Fund - Retirement Class (18)

Fidelity VIP Equity-Income Portfolio - Initial Class (1)         TIAA-CREF Lifecycle Index 2025 Fund - Institutional Class (10)
Fidelity VIP Growth Portfolio - Initial Class (1)                TIAA-CREF Lifecycle Index 2025 Fund - Retirement Class (18)
Fidelity VIP High Income Portfolio - Initial Class (1)           TIAA-CREF Lifecycle Index 2030 Fund - Institutional Class (10)

--------
(1) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2016, statements of changes in net assets for the years ended December 31, 2017 and 2016, and financial highlights for the years ended December 31, 2017, 2016, 2015, 2014 and 2013

(2) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017 and 2016, and statements of changes in net assets and financial highlights for the years ended December 31, 2017, 2016 and 2015

(3) Statement of net assets as of December 31, 2017, and statements of operations, statements of changes in net assets and financial highlights for the period March 23, 2017 (commencement of operations) through December 31, 2017

(4) Statement of net assets as of December 31, 2017, and statements of operations, statements of changes in net assets and financial highlights for the period May 16, 2017 (commencement of operations) through December 31, 2017

(5) Statement of net assets as of December 31, 2017, and statements of operations, statements of changes in net assets and financial highlights for the period May 26, 2017 (commencement of operations) through December 31, 2017

(6) Statement of net assets as of December 31, 2017, and statements of operations, statements of changes in net assets and financial highlights for the period June 22, 2017 (commencement of operations) through December 31, 2017

(7) Statement of net assets as of December 31, 2017, and statements of operations, statements of changes in net assets and financial highlights for the period July 21, 2017 (commencement of operations) through December 31, 2017

(8) Statement of net assets as of December 31, 2017, and statements of operations, statements of changes in net assets and financial highlights for the period September 21, 2017 (commencement of operations) through December 31, 2017

(9) Statement of net assets as of December 31, 2017, and statements of operations, statements of changes in net assets and financial highlights for the period October 30, 2017 (commencement of operations) through December 31, 2017

(10) Statement of net assets as of December 31, 2017, statement of operations, statement of changes in net assets and financial highlights for the year ended December 31, 2017

(11) Statement of net assets as of December 31, 2017, and statements of operations, statements of changes in net assets and financial highlights for the year ended December 31, 2017 and the period January 21, 2016 (commencement of operations) through December 31, 2016

(12) Statement of net assets as of December 31, 2017, and statements of operations, statements of changes in net assets and financial highlights for year ended December 31, 2017 and the period May 12, 2016 (commencement of operations) through December 31, 2016

(13) Statement of net assets as of December 31, 2017, and statements of operations, statements of changes in net assets and financial highlights for the year ended December 31,2017 and the period October 21, 2016 (commencement of operations) through December 31, 2016

(14) Statement of net assets as of December 31, 2017, and statements of operations, statements of changes in net assets and financial highlights for the year ended December 31,2017 and the period November 17, 2016 (commencement of operations) through December 31, 2016

(15) Statement of net assets as of December 31, 2017, statement of operations, statement of changes in net assets and financial highlights for the years ended December 31, 2017 and 2016

(16) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017, statements of changes in net assets for the year ended December 31, 2017, and financial highlights for the years ended December 31, 2017, 2015 and 2013

(17) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017, statements of changes in net assets for the years ended December 31, 2017 and 2016, and financial highlights for the years ended December 31, 2017, 2016, 2015 and 2013

(18) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017, statements of changes in net assets for the years ended December 31, 2017 and 2016, and financial highlights for the years ended December 31, 2017, 2016, 2015 and 2014

(19) Statements of changes in net assets for the year ended December 31, 2016 and financial highlights for the years ended December 31, 2016, 2015, 2014 and 2013. Subaccount was available for investment but had no assets as of December 31, 2017, and had no activity during 2017.

/s/ PricewaterhouseCoopers LLP
Indianapolis, Indiana

April 25, 2018

We have served as the auditor of one or more of the Subaccounts of AUL American Unit Trust since 1995.

                            AUL AMERICAN UNIT TRUST
                 AB HIGH INCOME FUND ADVISOR CLASS - 01859M408

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      7,359,640  $     7,299,418          834,110
                                                       ===============  ===============
Receivables: investments sold                   5,551
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      7,365,191
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,365,191       5,966,921  $          1.23
Band 100                                         --              --             1.25
Band 75                                          --              --             1.26
Band 50                                          --              --             1.28
Band 25                                          --              --             1.29
Band 0                                           --              --             1.31
                                    ---------------  --------------
 Total                              $     7,365,191       5,966,921
                                    ===============  ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        507,272
Mortality & expense charges                                                         (105,897)
                                                                            -----------------
Net investment income (loss)                                                         401,375
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              14,016
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 201,670
                                                                            -----------------
Net gain (loss)                                                                      215,686
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        617,061
                                                                            =================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                               2017*              2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        401,375   $        511,849
Net realized gain (loss)                                           14,016           (288,094)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              201,670          1,013,722
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 617,061          1,237,477
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,309,594          6,115,678
Cost of units redeemed                                         (6,643,025)        (4,498,604)
Account charges                                                   (39,714)           (35,529)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,373,145)         1,581,545
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,756,084)         2,819,022
Net assets, beginning                                          10,121,275          7,302,253
                                                         -----------------  -----------------
Net assets, ending                                       $      7,365,191   $     10,121,275
                                                         =================  =================

Units sold                                                      4,905,808          5,864,995
Units redeemed                                                 (7,700,128)        (4,313,748)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,794,320)         1,551,247
Units outstanding, beginning                                    8,761,241          7,209,994
                                                         -----------------  -----------------
Units outstanding, ending                                       5,966,921          8,761,241
                                                         =================  =================

                             CUMULATIVE NET ASSETS
                               December 31, 2017

Proceeds from units sold                                                    $     25,687,889
Cost of units redeemed/account charges                                           (19,774,340)
Net investment income (loss)                                                       1,657,417
Net realized gain (loss)                                                            (325,094)
Realized gain distributions                                                           59,097
Net change in unrealized appreciation (depreciation)                                  60,222
                                                                            -----------------
Net assets                                                                  $      7,365,191
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.23         5,967  $     7,365          1.25%           6.8%
12/31/2016          1.16         8,761       10,121          1.25%          14.1%
12/31/2015          1.01         7,210        7,302          1.25%          -4.9%
12/31/2014          1.06         6,207        6,610          1.25%           2.2%
12/31/2013          1.04         2,090        2,177          1.25%           4.2%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.25             0  $         0          1.00%           7.1%
12/31/2016          1.17             0            0          1.00%          14.3%
12/31/2015          1.02             0            0          1.00%          -4.7%
12/31/2014          1.07             0            0          1.00%           2.5%
12/31/2013          1.04             0            0          1.00%           4.3%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.26             0  $         0          0.75%           7.4%
12/31/2016          1.18             0            0          0.75%          14.6%
12/31/2015          1.03             0            0          0.75%          -4.4%
12/31/2014          1.07             0            0          0.75%           2.8%
12/31/2013          1.04             0            0          0.75%           4.4%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.28             0  $         0          0.50%           7.6%
12/31/2016          1.19             0            0          0.50%          14.9%
12/31/2015          1.03             0            0          0.50%          -4.2%
12/31/2014          1.08             0            0          0.50%           3.0%
12/31/2013          1.05             0            0          0.50%           4.6%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.29             0  $         0          0.25%           7.9%
12/31/2016          1.20             0            0          0.25%          15.2%
12/31/2015          1.04             0            0          0.25%          -3.9%
12/31/2014          1.08             0            0          0.25%           3.3%
12/31/2013          1.05             0            0          0.25%           4.7%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.31             0  $         0          0.00%           8.2%
12/31/2016          1.21             0            0          0.00%          15.5%
12/31/2015          1.05             0            0          0.00%          -3.7%
12/31/2014          1.09             0            0          0.00%           3.5%
12/31/2013          1.05             0            0          0.00%           4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.8%
    2016        7.2%
    2015        7.4%
    2014        8.3%
    2013        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               AB CORE OPPORTUNITIES FUND R CLASS - 01879K408

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,131,668  $      1,022,409           57,762
                                                      ================  ===============
Receivables: investments sold                    468
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,132,136
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      596,999         250,602  $          2.38
Band 100                                     1,296             527             2.46
Band 75                                         --              --             2.54
Band 50                                         --              --             2.62
Band 25                                         --              --             2.70
Band 0                                     533,841         191,412             2.79
                                    --------------  --------------
 Total                              $    1,132,136         442,541
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                     For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (8,176)
                                                                            -----------------
Net investment income (loss)                                                          (8,176)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              46,465
Realized gain distributions                                                          116,041
Net change in unrealized appreciation (depreciation)                                  65,203
                                                                            -----------------
Net gain (loss)                                                                      227,709
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        219,533
                                                                            =================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (8,176)  $         (6,109)
Net realized gain (loss)                                           46,465             12,478
Realized gain distributions                                       116,041             41,764
Net change in unrealized appreciation (depreciation)               65,203              8,179
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 219,533             56,312
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          243,654            505,534
Cost of units redeemed                                           (296,263)          (122,979)
Account charges                                                      (340)              (184)
                                                         -----------------  -----------------
Increase (decrease)                                               (52,949)           382,371
                                                         -----------------  -----------------
Net increase (decrease)                                           166,584            438,683
Net assets, beginning                                             965,552            526,869
                                                         -----------------  -----------------
Net assets, ending                                       $      1,132,136   $        965,552
                                                         =================  =================

Units sold                                                        122,686            239,460
Units redeemed                                                   (139,295)           (63,810)
                                                         -----------------  -----------------
Net increase (decrease)                                           (16,609)           175,650
Units outstanding, beginning                                      459,150            283,500
                                                         -----------------  -----------------
Units outstanding, ending                                         442,541            459,150
                                                         =================  =================

                             CUMULATIVE NET ASSETS
                               December 31, 2017

Proceeds from units sold                                                    $     1,796,401
Cost of units redeemed/account charges                                           (1,185,068)
Net investment income (loss)                                                        (41,804)
Net realized gain (loss)                                                            160,516
Realized gain distributions                                                         292,832
Net change in unrealized appreciation (depreciation)                                109,259
                                                                            ----------------
Net assets                                                                  $     1,132,136
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.38           251  $       597          1.25%          20.7%
12/31/2016          1.97           265          522          1.25%           6.3%
12/31/2015          1.86           275          510          1.25%           3.8%
12/31/2014          1.79           395          706          1.25%          10.9%
12/31/2013          1.61           507          817          1.25%          31.4%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.46             1  $         1          1.00%          21.1%
12/31/2016          2.03             1            2          1.00%           6.6%
12/31/2015          1.91             8           14          1.00%           4.1%
12/31/2014          1.83             0            0          1.00%          11.2%
12/31/2013          1.65             0            0          1.00%          31.8%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.54             0  $         0          0.75%          21.4%
12/31/2016          2.09             0            0          0.75%           6.8%
12/31/2015          1.96             0            0          0.75%           4.4%
12/31/2014          1.88             0            0          0.75%          11.4%
12/31/2013          1.68             0            0          0.75%          32.1%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.62             0  $         0          0.50%          21.7%
12/31/2016          2.15             0            0          0.50%           7.1%
12/31/2015          2.01             0            0          0.50%           4.6%
12/31/2014          1.92             0            0          0.50%          11.7%
12/31/2013          1.72             0            0          0.50%          32.4%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.70             0  $         0          0.25%          22.0%
12/31/2016          2.22             0            0          0.25%           7.4%
12/31/2015          2.06             0            0          0.25%           4.9%
12/31/2014          1.97             0            0          0.25%          12.0%
12/31/2013          1.76             0            0          0.25%          32.8%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.79           191  $       534          0.00%          22.3%
12/31/2016          2.28           194          441          0.00%           7.6%
12/31/2015          2.12             1            2          0.00%           5.1%
12/31/2014          2.02             1            2          0.00%          12.3%
12/31/2013          1.80             1            2          0.00%          33.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              AB INTERNATIONAL GROWTH FUND R CLASS - 01879X509

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       664,057  $        536,682           34,546
                                                      ================  ===============
Receivables: investments sold                    262
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       664,319
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $        54,529          35,641  $         1.53
Band 100                                    17,181          10,881            1.58
Band 75                                         --              --            1.63
Band 50                                    592,609         352,377            1.68
Band 25                                         --              --            1.74
Band 0                                          --              --            1.79
                                   ---------------  --------------
 Total                             $       664,319         398,899
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                     For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (3,412)
                                                                            -----------------
Net investment income (loss)                                                          (3,412)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              12,412
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 153,283
                                                                            -----------------
Net gain (loss)                                                                      165,695
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        162,283
                                                                            =================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,412)  $         (1,627)
Net realized gain (loss)                                           12,412              4,043
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              153,283            (48,016)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 162,283            (45,600)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           84,142             88,057
Cost of units redeemed                                            (86,763)          (282,712)
Account charges                                                      (103)              (127)
                                                         -----------------  -----------------
Increase (decrease)                                                (2,724)          (194,782)
                                                         -----------------  -----------------
Net increase (decrease)                                           159,559           (240,382)
Net assets, beginning                                             504,760            745,142
                                                         -----------------  -----------------
Net assets, ending                                       $        664,319   $        504,760
                                                         =================  =================

Units sold                                                         57,108             79,808
Units redeemed                                                    (62,372)          (234,034)
                                                         -----------------  -----------------
Net increase (decrease)                                            (5,264)          (154,226)
Units outstanding, beginning                                      404,163            558,389
                                                         -----------------  -----------------
Units outstanding, ending                                         398,899            404,163
                                                         =================  =================

                             CUMULATIVE NET ASSETS
                               December 31, 2017

Proceeds from units sold                                                    $       9,360,465
Cost of units redeemed/account charges                                             (6,830,340)
Net investment income (loss)                                                           39,671
Net realized gain (loss)                                                           (2,642,986)
Realized gain distributions                                                           610,134
Net change in unrealized appreciation (depreciation)                                  127,375
                                                                            ------------------
Net assets                                                                  $         664,319
                                                                            ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.53            36  $        55          1.25%          32.4%
12/31/2016          1.16            35           41          1.25%          -8.6%
12/31/2015          1.26           169          213          1.25%          -3.6%
12/31/2014          1.31           166          218          1.25%          -2.9%
12/31/2013          1.35            79          107          1.25%          11.6%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.58            11  $        17          1.00%          32.8%
12/31/2016          1.19            13           15          1.00%          -8.3%
12/31/2015          1.30            14           19          1.00%          -3.4%
12/31/2014          1.34            37           49          1.00%          -2.6%
12/31/2013          1.38             0            0          1.00%          11.9%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.63             0  $         0          0.75%          33.1%
12/31/2016          1.22             0            0          0.75%          -8.1%
12/31/2015          1.33             0            0          0.75%          -3.1%
12/31/2014          1.37             0            0          0.75%          -2.4%
12/31/2013          1.41             0            0          0.75%          12.2%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.68           352  $       593          0.50%          33.4%
12/31/2016          1.26           356          449          0.50%          -7.9%
12/31/2015          1.37           375          513          0.50%          -2.9%
12/31/2014          1.41           397          559          0.50%          -2.2%
12/31/2013          1.44           439          632          0.50%          12.5%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.74             0  $         0          0.25%          33.8%
12/31/2016          1.30             0            0          0.25%          -7.6%
12/31/2015          1.40             0            0          0.25%          -2.6%
12/31/2014          1.44             0            0          0.25%          -1.9%
12/31/2013          1.47             0            0          0.25%          12.8%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.79             0  $         0          0.00%          34.1%
12/31/2016          1.34             0            0          0.00%          -7.4%
12/31/2015          1.44             0            0          0.00%          -2.4%
12/31/2014          1.48             0            0          0.00%          -1.7%
12/31/2013          1.50             0            0          0.00%          13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.3%
    2015        0.0%
    2014        0.0%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                AB SMALL CAP GROWTH FUND R CLASS - 01877E602

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,939,589   $    1,745,065           38,213
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (25,084)
                                     ----------------
Net assets                           $     1,914,505
                                     ================


                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,553,829         493,384  $          3.15
Band 100                                   360,676         110,967             3.25
Band 75                                         --              --             3.35
Band 50                                         --              --             3.46
Band 25                                         --              --             3.57
Band 0                                          --              --             3.69
                                    --------------  --------------
 Total                              $    1,914,505         604,351
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                     For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (33,664)
                                                                            ----------------
Net investment income (loss)                                                        (33,664)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            226,223
Realized gain distributions                                                         216,429
Net change in unrealized appreciation (depreciation)                                368,065
                                                                            ----------------
Net gain (loss)                                                                     810,717
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       777,053
                                                                            ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (33,664)  $        (35,669)
Net realized gain (loss)                                          226,223           (144,498)
Realized gain distributions                                       216,429             71,122
Net change in unrealized appreciation (depreciation)              368,065            248,542
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 777,053            139,497
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          523,515            440,501
Cost of units redeemed                                         (2,438,927)        (1,137,874)
Account charges                                                    (2,059)            (1,739)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,917,471)          (699,112)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,140,418)          (559,615)
Net assets, beginning                                           3,054,923          3,614,538
                                                         -----------------  -----------------
Net assets, ending                                       $      1,914,505   $      3,054,923
                                                         =================  =================

Units sold                                                        191,776            199,764
Units redeemed                                                   (867,253)          (486,089)
                                                         -----------------  -----------------
Net increase (decrease)                                          (675,477)          (286,325)
Units outstanding, beginning                                    1,279,828          1,566,153
                                                         -----------------  -----------------
Units outstanding, ending                                         604,351          1,279,828
                                                         =================  =================

                             CUMULATIVE NET ASSETS
                               December 31, 2017

Proceeds from units sold                                                    $     8,172,887
Cost of units redeemed/account charges                                           (8,435,274)
Net investment income (loss)                                                       (218,727)
Net realized gain (loss)                                                            957,623
Realized gain distributions                                                       1,243,472
Net change in unrealized appreciation (depreciation)                                194,524
                                                                            ----------------
Net assets                                                                  $     1,914,505
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.15           493  $     1,554          1.25%          32.4%
12/31/2016          2.38         1,127        2,680          1.25%           4.8%
12/31/2015          2.27         1,215        2,758          1.25%          -2.8%
12/31/2014          2.33         1,111        2,594          1.25%          -3.3%
12/31/2013          2.41         1,276        3,077          1.25%          43.0%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.25           111  $       361          1.00%          32.8%
12/31/2016          2.45           151          369          1.00%           5.1%
12/31/2015          2.33           199          463          1.00%          -2.5%
12/31/2014          2.39           198          474          1.00%          -3.0%
12/31/2013          2.46             3            7          1.00%          43.4%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.35             0  $         0          0.75%          33.1%
12/31/2016          2.52             0            0          0.75%           5.3%
12/31/2015          2.39             0            0          0.75%          -2.3%
12/31/2014          2.45             0            0          0.75%          -2.8%
12/31/2013          2.52             0            0          0.75%          43.7%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.46             0  $         0          0.50%          33.4%
12/31/2016          2.59             0            0          0.50%           5.6%
12/31/2015          2.46             0            0          0.50%          -2.0%
12/31/2014          2.51             0            0          0.50%          -2.5%
12/31/2013          2.57             0            0          0.50%          44.1%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.57             0  $         0          0.25%          33.8%
12/31/2016          2.67             0            0          0.25%           5.9%
12/31/2015          2.52             0            0          0.25%          -1.8%
12/31/2014          2.57             0            0          0.25%          -2.3%
12/31/2013          2.63             0            0          0.25%          44.4%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.69             0  $         0          0.00%          34.1%
12/31/2016          2.75             2            6          0.00%           6.1%
12/31/2015          2.59           152          394          0.00%          -1.6%
12/31/2014          2.63           116          306          0.00%          -2.0%
12/31/2013          2.69           102          275          0.00%          44.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                AB DISCOVERY GROWTH FUND R CLASS - 018636506

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    1,522,767   $     1,307,610          148,393
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                (247)
                                     ---------------
Net assets                           $    1,522,520
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,241,096         468,130  $          2.65
Band 100                                   193,568          70,746             2.74
Band 75                                         --              --             2.82
Band 50                                     87,856          30,147             2.91
Band 25                                         --              --             3.01
Band 0                                          --              --             3.10
                                    --------------  --------------
 Total                              $    1,522,520         569,023
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                     For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (23,944)
                                                                            ----------------
Net investment income (loss)                                                        (23,944)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            171,890
Realized gain distributions                                                         117,637
Net change in unrealized appreciation (depreciation)                                276,385
                                                                            ----------------
Net gain (loss)                                                                     565,912
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       541,968
                                                                            ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (23,944)  $        (38,781)
Net realized gain (loss)                                          171,890           (326,068)
Realized gain distributions                                       117,637                 --
Net change in unrealized appreciation (depreciation)              276,385            431,267
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 541,968             66,418
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          269,389            726,125
Cost of units redeemed                                         (1,907,239)        (2,614,721)
Account charges                                                    (1,033)            (1,364)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,638,883)        (1,889,960)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,096,915)        (1,823,542)
Net assets, beginning                                           2,619,435          4,442,977
                                                         -----------------  -----------------
Net assets, ending                                       $      1,522,520   $      2,619,435
                                                         =================  =================

Units sold                                                        119,535            380,885
Units redeemed                                                   (832,358)        (1,298,935)
                                                         -----------------  -----------------
Net increase (decrease)                                          (712,823)          (918,050)
Units outstanding, beginning                                    1,281,846          2,199,896
                                                         -----------------  -----------------
Units outstanding, ending                                         569,023          1,281,846
                                                         =================  =================

                             CUMULATIVE NET ASSETS
                               December 31, 2017

Proceeds from units sold                                                    $     9,012,640
Cost of units redeemed/account charges                                           (8,492,004)
Net investment income (loss)                                                       (177,511)
Net realized gain (loss)                                                            119,628
Realized gain distributions                                                         844,610
Net change in unrealized appreciation (depreciation)                                215,157
                                                                            ----------------
Net assets                                                                  $     1,522,520
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.65           468  $     1,241          1.25%          30.4%
12/31/2016          2.03         1,158        2,355          1.25%           3.1%
12/31/2015          1.97         1,647        3,249          1.25%          -2.5%
12/31/2014          2.02         1,334        2,697          1.25%           1.1%
12/31/2013          2.00           960        1,920          1.25%          36.2%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.74            71  $       194          1.00%          30.7%
12/31/2016          2.09            83          174          1.00%           3.3%
12/31/2015          2.03           206          418          1.00%          -2.2%
12/31/2014          2.07           205          424          1.00%           1.4%
12/31/2013          2.04            61          124          1.00%          36.5%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.82             0  $         0          0.75%          31.0%
12/31/2016          2.16             0            0          0.75%           3.6%
12/31/2015          2.08             0            0          0.75%          -2.0%
12/31/2014          2.12             0            0          0.75%           1.6%
12/31/2013          2.09             0            0          0.75%          36.9%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.91            30  $        88          0.50%          31.3%
12/31/2016          2.22            41           91          0.50%           3.9%
12/31/2015          2.14            42           90          0.50%          -1.7%
12/31/2014          2.17            43           93          0.50%           1.9%
12/31/2013          2.13            44           93          0.50%          37.2%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.01             0  $         0          0.25%          31.7%
12/31/2016          2.28             0            0          0.25%           4.1%
12/31/2015          2.19             0            0          0.25%          -1.5%
12/31/2014          2.23             0            0          0.25%           2.2%
12/31/2013          2.18             0            0          0.25%          37.6%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.10             0  $         0          0.00%          32.0%
12/31/2016          2.35             0            0          0.00%           4.4%
12/31/2015          2.25           304          686          0.00%          -1.2%
12/31/2014          2.28           144          328          0.00%           2.4%
12/31/2013          2.23            55          124          0.00%          37.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                       AB VALUE FUND R CLASS - 018915504

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        80,549   $        68,045            5,019
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (29)
                                     ----------------
Net assets                           $        80,520
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       68,128          45,316  $          1.50
Band 100                                    12,392           7,987             1.55
Band 75                                         --              --             1.60
Band 50                                         --              --             1.65
Band 25                                         --              --             1.71
Band 0                                          --              --             1.76
                                    --------------  --------------
 Total                              $       80,520          53,303
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                     For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            478
Mortality & expense charges                                                              (885)
                                                                             -----------------
Net investment income (loss)                                                             (407)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  675
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    8,010
                                                                             -----------------
Net gain (loss)                                                                         8,685
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          8,278
                                                                             =================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (407)  $           (622)
Net realized gain (loss)                                              675             16,277
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                8,010             (7,839)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   8,278              7,816
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            8,650             53,339
Cost of units redeemed                                             (5,813)          (132,235)
Account charges                                                      (126)               (96)
                                                         -----------------  -----------------
Increase (decrease)                                                 2,711            (78,992)
                                                         -----------------  -----------------
Net increase (decrease)                                            10,989            (71,176)
Net assets, beginning                                              69,531            140,707
                                                         -----------------  -----------------
Net assets, ending                                       $         80,520   $         69,531
                                                         =================  =================

Units sold                                                          6,236             40,630
Units redeemed                                                     (4,281)          (101,613)
                                                         -----------------  -----------------
Net increase (decrease)                                             1,955            (60,983)
Units outstanding, beginning                                       51,348            112,331
                                                         -----------------  -----------------
Units outstanding, ending                                          53,303             51,348
                                                         =================  =================

                             CUMULATIVE NET ASSETS
                               December 31, 2017

Proceeds from units sold                                                     $        578,844
Cost of units redeemed/account charges                                               (530,028)
Net investment income (loss)                                                              681
Net realized gain (loss)                                                                4,311
Realized gain distributions                                                            14,208
Net change in unrealized appreciation (depreciation)                                   12,504
                                                                             -----------------
Net assets                                                                   $         80,520
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.50            45  $        68          1.25%          11.5%
12/31/2016          1.35            43           58          1.25%           9.1%
12/31/2015          1.24            55           68          1.25%          -9.2%
12/31/2014          1.36            53           72          1.25%           9.9%
12/31/2013          1.24            89          110          1.25%          33.5%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.55             8  $        12          1.00%          11.8%
12/31/2016          1.39             8           11          1.00%           9.4%
12/31/2015          1.27            57           73          1.00%          -8.9%
12/31/2014          1.39            57           80          1.00%          10.2%
12/31/2013          1.26            52           66          1.00%          33.8%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.60             0  $         0          0.75%          12.1%
12/31/2016          1.43             0            0          0.75%           9.6%
12/31/2015          1.30             0            0          0.75%          -8.7%
12/31/2014          1.43             0            0          0.75%          10.4%
12/31/2013          1.29             0            0          0.75%          34.1%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.65             0  $         0          0.50%          12.4%
12/31/2016          1.47             0            0          0.50%           9.9%
12/31/2015          1.34             0            0          0.50%          -8.5%
12/31/2014          1.46             0            0          0.50%          10.7%
12/31/2013          1.32             0            0          0.50%          34.5%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.71             0  $         0          0.25%          12.7%
12/31/2016          1.51             0            0          0.25%          10.2%
12/31/2015          1.37             0            0          0.25%          -8.2%
12/31/2014          1.50             0            0          0.25%          11.0%
12/31/2013          1.35             0            0          0.25%          34.8%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.76             0  $         0          0.00%          12.9%
12/31/2016          1.56             0            0          0.00%          10.5%
12/31/2015          1.41             0            0          0.00%          -8.0%
12/31/2014          1.53             0            0          0.00%          11.3%
12/31/2013          1.38             0            0          0.00%          35.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        0.6%
    2015        0.6%
    2014        1.0%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  AB DISCOVERY VALUE FUND R CLASS - 018914507

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    1,909,328   $     1,727,261           86,218
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                (449)
                                     ---------------
Net assets                           $    1,908,879
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,168,152         443,723  $          2.63
Band 100                                   257,228          94,676             2.72
Band 75                                         --              --             2.80
Band 50                                    483,499         167,080             2.89
Band 25                                         --              --             2.99
Band 0                                          --              --             3.08
                                    --------------  --------------
 Total                              $    1,908,879         705,479
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                     For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (18,919)
                                                                            -----------------
Net investment income (loss)                                                         (18,919)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              32,948
Realized gain distributions                                                          115,258
Net change in unrealized appreciation (depreciation)                                  62,622
                                                                            -----------------
Net gain (loss)                                                                      210,828
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        191,909
                                                                            =================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (18,919)  $        (12,694)
Net realized gain (loss)                                           32,948            (11,937)
Realized gain distributions                                       115,258             58,343
Net change in unrealized appreciation (depreciation)               62,622            251,527
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 191,909            285,239
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          261,029            708,353
Cost of units redeemed                                           (302,232)          (164,099)
Account charges                                                      (210)            (1,171)
                                                         -----------------  -----------------
Increase (decrease)                                               (41,413)           543,083
                                                         -----------------  -----------------
Net increase (decrease)                                           150,496            828,322
Net assets, beginning                                           1,758,383            930,061
                                                         -----------------  -----------------
Net assets, ending                                       $      1,908,879   $      1,758,383
                                                         =================  =================

Units sold                                                        107,709            341,450
Units redeemed                                                   (125,221)           (81,179)
                                                         -----------------  -----------------
Net increase (decrease)                                           (17,512)           260,271
Units outstanding, beginning                                      722,991            462,720
                                                         -----------------  -----------------
Units outstanding, ending                                         705,479            722,991
                                                         =================  =================

                             CUMULATIVE NET ASSETS
                               December 31, 2017

Proceeds from units sold                                                    $     3,838,321
Cost of units redeemed/account charges                                           (2,944,614)
Net investment income (loss)                                                       (100,118)
Net realized gain (loss)                                                            292,369
Realized gain distributions                                                         640,854
Net change in unrealized appreciation (depreciation)                                182,067
                                                                            ----------------
Net assets                                                                  $     1,908,879
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.63           444  $     1,168          1.25%          10.9%
12/31/2016          2.37           492        1,167          1.25%          22.4%
12/31/2015          1.94           223          433          1.25%          -7.4%
12/31/2014          2.09           359          753          1.25%           6.9%
12/31/2013          1.96           460          902          1.25%          35.1%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.72            95  $       257          1.00%          11.1%
12/31/2016          2.44            59          144          1.00%          22.7%
12/31/2015          1.99            60          120          1.00%          -7.1%
12/31/2014          2.15            64          137          1.00%           7.2%
12/31/2013          2.00             0            0          1.00%          35.4%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.80             0  $         0          0.75%          11.4%
12/31/2016          2.52             0            0          0.75%          23.0%
12/31/2015          2.05             0            0          0.75%          -6.9%
12/31/2014          2.20             0            0          0.75%           7.4%
12/31/2013          2.05             0            0          0.75%          35.8%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.89           167  $       483          0.50%          11.7%
12/31/2016          2.59           173          447          0.50%          23.3%
12/31/2015          2.10           179          377          0.50%          -6.7%
12/31/2014          2.25           183          411          0.50%           7.7%
12/31/2013          2.09           192          401          0.50%          36.1%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.99             0  $         0          0.25%          12.0%
12/31/2016          2.67             0            0          0.25%          23.6%
12/31/2015          2.16             0            0          0.25%          -6.4%
12/31/2014          2.31             0            0          0.25%           8.0%
12/31/2013          2.14             0            0          0.25%          36.4%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.08             0  $         0          0.00%          12.2%
12/31/2016          2.75             0            0          0.00%          23.9%
12/31/2015          2.22             0            0          0.00%          -6.2%
12/31/2014          2.36             0            0          0.00%           8.2%
12/31/2013          2.18             0            0          0.00%          36.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.1%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                AB INTERNATIONAL VALUE FUND R CLASS - 018913509

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $      153,030   $       128,791           10,352
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                (329)
                                     ---------------
Net assets                           $      152,701
                                     ===============


                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       151,591         127,579  $         1.19
Band 100                                     1,110             905            1.23
Band 75                                         --              --            1.27
Band 50                                         --              --            1.31
Band 25                                         --              --            1.35
Band 0                                          --              --            1.39
                                   ---------------  --------------
 Total                             $       152,701         128,484
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                     For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          2,394
Mortality & expense charges                                                           (2,198)
                                                                            -----------------
Net investment income (loss)                                                             196
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              13,502
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  28,335
                                                                            -----------------
Net gain (loss)                                                                       41,837
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         42,033
                                                                            =================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            196   $         (3,448)
Net realized gain (loss)                                           13,502               (759)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               28,335             (3,143)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  42,033             (7,350)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           14,213             13,007
Cost of units redeemed                                           (166,121)           (65,972)
Account charges                                                    (3,370)              (157)
                                                         -----------------  -----------------
Increase (decrease)                                              (155,278)           (53,122)
                                                         -----------------  -----------------
Net increase (decrease)                                          (113,245)           (60,472)
Net assets, beginning                                             265,946            326,418
                                                         -----------------  -----------------
Net assets, ending                                       $        152,701   $        265,946
                                                         =================  =================

Units sold                                                         15,140             15,075
Units redeemed                                                   (161,724)           (69,296)
                                                         -----------------  -----------------
Net increase (decrease)                                          (146,584)           (54,221)
Units outstanding, beginning                                      275,068            329,289
                                                         -----------------  -----------------
Units outstanding, ending                                         128,484            275,068
                                                         =================  =================

                             CUMULATIVE NET ASSETS
                               December 31, 2017

Proceeds from units sold                                                    $      2,128,124
Cost of units redeemed/account charges                                            (1,719,045)
Net investment income (loss)                                                          35,921
Net realized gain (loss)                                                            (377,839)
Realized gain distributions                                                           61,301
Net change in unrealized appreciation (depreciation)                                  24,239
                                                                            -----------------
Net assets                                                                  $        152,701
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.19           128  $       152          1.25%          22.9%
12/31/2016          0.97           271          262          1.25%          -2.4%
12/31/2015          0.99           318          315          1.25%           1.0%
12/31/2014          0.98           399          391          1.25%          -7.9%
12/31/2013          1.07           394          420          1.25%          20.3%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.23             1  $         1          1.00%          23.3%
12/31/2016          0.99             4            4          1.00%          -2.2%
12/31/2015          1.02            11           11          1.00%           1.3%
12/31/2014          1.00            10           10          1.00%          -7.7%
12/31/2013          1.09             0            0          1.00%          20.6%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.27             0  $         0          0.75%          23.6%
12/31/2016          1.02             0            0          0.75%          -1.9%
12/31/2015          1.04             0            0          0.75%           1.5%
12/31/2014          1.03             0            0          0.75%          -7.5%
12/31/2013          1.11             0            0          0.75%          20.9%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.31             0  $         0          0.50%          23.9%
12/31/2016          1.05             0            0          0.50%          -1.7%
12/31/2015          1.07             0            0          0.50%           1.8%
12/31/2014          1.05             0            0          0.50%          -7.3%
12/31/2013          1.14             0            0          0.50%          21.2%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.35             0  $         0          0.25%          24.2%
12/31/2016          1.09             0            0          0.25%          -1.4%
12/31/2015          1.10             0            0          0.25%           2.0%
12/31/2014          1.08             0            0          0.25%          -7.0%
12/31/2013          1.16             0            0          0.25%          21.5%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.39             0  $         0          0.00%          24.5%
12/31/2016          1.12             0            0          0.00%          -1.2%
12/31/2015          1.13             0            0          0.00%           2.3%
12/31/2014          1.11             0            0          0.00%          -6.8%
12/31/2013          1.19             0            0          0.00%          21.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        0.0%
    2015        1.0%
    2014        3.0%
    2013        4.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                   AB HIGH INCOME FUND R CLASS - 01859M705

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        31,730  $        31,371             3,598
                                                       ===============   ===============
Receivables: investments sold                       5
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        31,735
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       31,735          26,459  $          1.20
Band 100                                        --              --             1.21
Band 75                                         --              --             1.23
Band 50                                         --              --             1.24
Band 25                                         --              --             1.25
Band 0                                          --              --             1.27
                                    --------------  --------------
 Total                              $       31,735          26,459
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                     For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          1,325
Mortality & expense charges                                                               (300)
                                                                              -----------------
Net investment income (loss)                                                             1,025
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    58
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                       144
                                                                              -----------------
Net gain (loss)                                                                            202
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          1,227
                                                                              =================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          1,025   $            561
Net realized gain (loss)                                                58               (137)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                   144                949
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    1,227              1,373
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            13,277             13,101
Cost of units redeemed                                              (1,015)            (2,138)
Account charges                                                        (30)               (17)
                                                          -----------------  -----------------
Increase (decrease)                                                 12,232             10,946
                                                          -----------------  -----------------
Net increase (decrease)                                             13,459             12,319
Net assets, beginning                                               18,276              5,957
                                                          -----------------  -----------------
Net assets, ending                                        $         31,735   $         18,276
                                                          =================  =================

Units sold                                                          11,186             12,181
Units redeemed                                                        (906)            (1,980)
                                                          -----------------  -----------------
Net increase (decrease)                                             10,280             10,201
Units outstanding, beginning                                        16,179              5,978
                                                          -----------------  -----------------
Units outstanding, ending                                           26,459             16,179
                                                          =================  =================

                             CUMULATIVE NET ASSETS
                               December 31, 2017

Proceeds from units sold                                                      $         84,937
Cost of units redeemed/account charges                                                 (54,855)
Net investment income (loss)                                                             4,602
Net realized gain (loss)                                                                (3,776)
Realized gain distributions                                                                468
Net change in unrealized appreciation (depreciation)                                       359
                                                                              -----------------
Net assets                                                                    $         31,735
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.20            26  $        32          1.25%           6.2%
12/31/2016          1.13            16           18          1.25%          13.4%
12/31/2015          1.00             6            6          1.25%          -5.4%
12/31/2014          1.05            52           55          1.25%           1.5%
12/31/2013          1.04             1            1          1.25%           3.8%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.21             0  $         0          1.00%           6.4%
12/31/2016          1.14             0            0          1.00%          13.6%
12/31/2015          1.00             0            0          1.00%          -5.2%
12/31/2014          1.06             0            0          1.00%           1.7%
12/31/2013          1.04             0            0          1.00%           4.0%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.23             0  $         0          0.75%           6.7%
12/31/2016          1.15             0            0          0.75%          13.9%
12/31/2015          1.01             0            0          0.75%          -5.0%
12/31/2014          1.06             0            0          0.75%           2.0%
12/31/2013          1.04             0            0          0.75%           4.1%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.24             0  $         0          0.50%           7.0%
12/31/2016          1.16             0            0          0.50%          14.2%
12/31/2015          1.02             0            0          0.50%          -4.7%
12/31/2014          1.07             0            0          0.50%           2.2%
12/31/2013          1.04             0            0          0.50%           4.2%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.25             0  $         0          0.25%           7.2%
12/31/2016          1.17             0            0          0.25%          14.5%
12/31/2015          1.02             0            0          0.25%          -4.5%
12/31/2014          1.07             0            0          0.25%           2.5%
12/31/2013          1.04             0            0          0.25%           4.4%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.27             0  $         0          0.00%           7.5%
12/31/2016          1.18             0            0          0.00%          14.8%
12/31/2015          1.03             0            0          0.00%          -4.2%
12/31/2014          1.07             0            0          0.00%           2.8%
12/31/2013          1.05             0            0          0.00%           4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.3%
    2016        5.9%
    2015        4.6%
    2014        8.1%
    2013        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          AB DISCOVERY GROWTH FUND Z CLASS - 018636803 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                     For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                             CUMULATIVE NET ASSETS
                               December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.03             0  $         0          1.25%           2.6%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.03             0  $         0          1.00%           2.6%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.03             0  $         0          0.75%           2.6%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.03             0  $         0          0.50%           2.7%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.03             0  $         0          0.25%           2.7%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.03             0  $         0          0.00%           2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      AB SMALL CAP GROWTH PORTFOLIO Z CLASS - 01878H802 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------

Net investment income (loss)                                                            --
                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.02             0  $         0          1.25%           2.3%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.02             0  $         0          1.00%           2.3%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.02             0  $         0          0.75%           2.3%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.02             0  $         0          0.50%           2.3%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.02             0  $         0          0.25%           2.3%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.02             0  $         0          0.00%           2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         AB DISCOVERY VALUE FUND Z CLASS - 018914804 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------

Net investment income (loss)                                                            --
                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.03             0  $         0          1.25%           2.7%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.03             0  $         0          1.00%           2.7%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.03             0  $         0          0.75%           2.7%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.03             0  $         0          0.50%           2.8%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.03             0  $         0          0.25%           2.8%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.03             0  $         0          0.00%           2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 ALGER BALANCED PORTFOLIO I-2 CLASS - 015544208

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,479,020   $     1,125,375           85,985
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (64)
                                     ----------------
Net assets                           $     1,478,956
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,478,956         908,907  $          1.63
Band 100                                        --              --             1.69
Band 75                                         --              --             1.75
Band 50                                         --              --             1.81
Band 25                                         --              --             1.88
Band 0                                          --              --             2.03
                                    --------------  --------------
 Total                              $    1,478,956         908,907
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         40,628
Mortality & expense charges                                                          (16,974)
                                                                            -----------------
Net investment income (loss)                                                          23,654
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              52,271
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 102,769
                                                                            -----------------
Net gain (loss)                                                                      155,040
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        178,694
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         23,654   $          9,115
Net realized gain (loss)                                           52,271             15,075
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              102,769             61,093
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 178,694             85,283
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          210,506             71,430
Cost of units redeemed                                           (207,251)           (89,993)
Account charges                                                      (546)              (534)
                                                         -----------------  -----------------
Increase (decrease)                                                 2,709            (19,097)
                                                         -----------------  -----------------
Net increase (decrease)                                           181,403             66,186
Net assets, beginning                                           1,297,553          1,231,367
                                                         -----------------  -----------------
Net assets, ending                                       $      1,478,956   $      1,297,553
                                                         =================  =================

Units sold                                                        135,836             53,154
Units redeemed                                                   (136,106)           (68,622)
                                                         -----------------  -----------------
Net increase (decrease)                                              (270)           (15,468)
Units outstanding, beginning                                      909,177            924,645
                                                         -----------------  -----------------
Units outstanding, ending                                         908,907            909,177
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     9,890,798
Cost of units redeemed/account charges                                           (9,892,909)
Net investment income (loss)                                                        232,044
Net realized gain (loss)                                                            392,573
Realized gain distributions                                                         502,805
Net change in unrealized appreciation (depreciation)                                353,645
                                                                            ----------------
Net assets                                                                  $     1,478,956
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.63           909  $     1,479          1.25%          14.0%
12/31/2016          1.43           909        1,298          1.25%           7.2%
12/31/2015          1.33           925        1,231          1.25%           0.2%
12/31/2014          1.33         1,004        1,334          1.25%           8.1%
12/31/2013          1.23         1,123        1,380          1.25%          13.8%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.69             0  $         0          1.00%          14.3%
12/31/2016          1.48             0            0          1.00%           7.4%
12/31/2015          1.37             0            0          1.00%           0.5%
12/31/2014          1.37             0            0          1.00%           8.3%
12/31/2013          1.26             0            0          1.00%          14.1%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.75             0  $         0          0.75%          14.6%
12/31/2016          1.52             0            0          0.75%           7.7%
12/31/2015          1.42             0            0          0.75%           0.7%
12/31/2014          1.41             0            0          0.75%           8.6%
12/31/2013          1.29             0            0          0.75%          14.4%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.81             0  $         0          0.50%          14.9%
12/31/2016          1.58             0            0          0.50%           8.0%
12/31/2015          1.46             0            0          0.50%           1.0%
12/31/2014          1.45             0            0          0.50%           8.9%
12/31/2013          1.33             0            0          0.50%          14.7%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.88             0  $         0          0.25%          15.2%
12/31/2016          1.63             0            0          0.25%           8.2%
12/31/2015          1.51             0            0          0.25%           1.2%
12/31/2014          1.49             0            0          0.25%           9.2%
12/31/2013          1.36             0            0          0.25%          15.0%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.03             0  $         0          0.00%          15.4%
12/31/2016          1.76             0            0          0.00%           8.5%
12/31/2015          1.62             0            0          0.00%           1.5%
12/31/2014          1.60             0            0          0.00%           9.4%
12/31/2013          1.46             0            0          0.00%          15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.9%
    2016        1.9%
    2015        2.0%
    2014        1.9%
    2013        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         ALGER CAPITAL APPRECIATION PORTFOLIO I-2 CLASS - 015544703

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                    ----------------  ---------------  ---------------
Investments                         $    58,688,022   $    50,203,002          707,016
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (260,165)
                                    ----------------
Net assets                          $    58,427,857
                                    ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   57,471,893      30,861,187  $          1.86
Band 100                                        --              --             1.93
Band 75                                         --              --             2.00
Band 50                                         --              --             2.07
Band 25                                         --              --             2.15
Band 0                                     955,964         411,151             2.33
                                    --------------  --------------
 Total                              $   58,427,857      31,272,338
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         91,542
Mortality & expense charges                                                         (669,257)
                                                                            -----------------
Net investment income (loss)                                                        (577,715)
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                           1,379,031
Realized gain distributions                                                        3,559,485
Net change in unrealized appreciation (depreciation)                               9,552,570
                                                                            -----------------
Net gain (loss)                                                                   14,491,086
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     13,913,371
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (577,715)  $       (524,238)
Net realized gain (loss)                                        1,379,031            130,497
Realized gain distributions                                     3,559,485            390,658
Net change in unrealized appreciation (depreciation)            9,552,570           (508,496)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              13,913,371           (511,579)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       11,250,089         12,632,749
Cost of units redeemed                                        (17,670,839)       (14,400,627)
Account charges                                                   (41,376)           (56,304)
                                                         -----------------  -----------------
Increase (decrease)                                            (6,462,126)        (1,824,182)
                                                         -----------------  -----------------
Net increase (decrease)                                         7,451,245         (2,335,761)
Net assets, beginning                                          50,976,612         53,312,373
                                                         -----------------  -----------------
Net assets, ending                                       $     58,427,857   $     50,976,612
                                                         =================  =================

Units sold                                                      6,711,437         11,316,903
Units redeemed                                                (10,797,852)       (12,687,028)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,086,415)        (1,370,125)
Units outstanding, beginning                                   35,358,753         36,728,878
                                                         -----------------  -----------------
Units outstanding, ending                                      31,272,338         35,358,753
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     93,990,521
Cost of units redeemed/account charges                                           (67,956,303)
Net investment income (loss)                                                      (2,728,698)
Net realized gain (loss)                                                           8,355,547
Realized gain distributions                                                       18,281,770
Net change in unrealized appreciation (depreciation)                               8,485,020
                                                                            -----------------
Net assets                                                                  $     58,427,857
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.86        30,861  $    57,472          1.25%          29.5%
12/31/2016          1.44        35,021       50,378          1.25%          -0.7%
12/31/2015          1.45        36,466       52,848          1.25%           4.9%
12/31/2014          1.38        25,403       35,106          1.25%          12.3%
12/31/2013          1.23        26,449       32,536          1.25%          33.5%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.93             0  $         0          1.00%          29.8%
12/31/2016          1.49             0            0          1.00%          -0.5%
12/31/2015          1.49             0            0          1.00%           5.1%
12/31/2014          1.42             0            0          1.00%          12.6%
12/31/2013          1.26             0            0          1.00%          33.8%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.00             0  $         0          0.75%          30.1%
12/31/2016          1.54             0            0          0.75%          -0.2%
12/31/2015          1.54             0            0          0.75%           5.4%
12/31/2014          1.46             0            0          0.75%          12.9%
12/31/2013          1.29             0            0          0.75%          34.2%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.07             0  $         0          0.50%          30.4%
12/31/2016          1.59             0            0          0.50%           0.0%
12/31/2015          1.59             0            0          0.50%           5.7%
12/31/2014          1.50             0            0          0.50%          13.2%
12/31/2013          1.33             0            0          0.50%          34.5%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.15             0  $         0          0.25%          30.8%
12/31/2016          1.64             0            0          0.25%           0.3%
12/31/2015          1.64             0            0          0.25%           5.9%
12/31/2014          1.55             0            0          0.25%          13.5%
12/31/2013          1.36             0            0          0.25%          34.9%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.33           411  $       956          0.00%          31.1%
12/31/2016          1.77           337          598          0.00%           0.5%
12/31/2015          1.76           263          464          0.00%           6.2%
12/31/2014          1.66           145          241          0.00%          13.8%
12/31/2013          1.46            10           15          0.00%          35.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        0.2%
    2015        0.1%
    2014        0.1%
    2013        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND I CLASS - 015570401

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      5,058,063  $     4,159,069          156,064
                                                       ===============  ===============
Receivables: investments sold                   1,552
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      5,059,615
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,059,615       1,769,559  $          2.86
Band 100                                         --              --             2.94
Band 75                                          --              --             3.02
Band 50                                          --              --             3.11
Band 25                                          --              --             3.20
Band 0                                           --              --             3.29
                                    ---------------  --------------
 Total                              $     5,059,615       1,769,559
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (67,026)
                                                                            ----------------
Net investment income (loss)                                                        (67,026)
                                                                            ----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            479,420
Realized gain distributions                                                         319,372
Net change in unrealized appreciation (depreciation)                                632,705
                                                                            ----------------
Net gain (loss)                                                                   1,431,497
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,364,471
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (67,026)  $        (77,768)
Net realized gain (loss)                                          479,420            204,701
Realized gain distributions                                       319,372             35,597
Net change in unrealized appreciation (depreciation)              632,705           (346,220)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,364,471           (183,690)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,090,503            772,540
Cost of units redeemed                                         (2,206,943)        (4,458,845)
Account charges                                                    (1,014)            (1,007)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,117,454)        (3,687,312)
                                                         -----------------  -----------------
Net increase (decrease)                                           247,017         (3,871,002)
Net assets, beginning                                           4,812,598          8,683,600
                                                         -----------------  -----------------
Net assets, ending                                       $      5,059,615   $      4,812,598
                                                         =================  =================

Units sold                                                        422,640            366,225
Units redeemed                                                   (830,991)        (2,087,196)
                                                         -----------------  -----------------
Net increase (decrease)                                          (408,351)        (1,720,971)
Units outstanding, beginning                                    2,177,910          3,898,881
                                                         -----------------  -----------------
Units outstanding, ending                                       1,769,559          2,177,910
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     13,065,921
Cost of units redeemed/account charges                                           (13,749,059)
Net investment income (loss)                                                        (549,478)
Net realized gain (loss)                                                           2,184,712
Realized gain distributions                                                        3,208,525
Net change in unrealized appreciation (depreciation)                                 898,994
                                                                            -----------------
Net assets                                                                  $      5,059,615
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.86         1,770  $     5,060          1.25%          29.4%
12/31/2016          2.21         2,178        4,813          1.25%          -0.8%
12/31/2015          2.23         3,899        8,684          1.25%           4.9%
12/31/2014          2.12         4,063        8,625          1.25%          11.9%
12/31/2013          1.90         3,918        7,433          1.25%          33.1%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.94             0  $         0          1.00%          29.7%
12/31/2016          2.27             0            0          1.00%          -0.5%
12/31/2015          2.28             0            0          1.00%           5.2%
12/31/2014          2.17             0            0          1.00%          12.2%
12/31/2013          1.93             0            0          1.00%          33.5%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.02             0  $         0          0.75%          30.0%
12/31/2016          2.33             0            0          0.75%          -0.3%
12/31/2015          2.33             0            0          0.75%           5.4%
12/31/2014          2.21             0            0          0.75%          12.5%
12/31/2013          1.97             0            0          0.75%          33.8%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.11             0  $         0          0.50%          30.4%
12/31/2016          2.39             0            0          0.50%           0.0%
12/31/2015          2.39             0            0          0.50%           5.7%
12/31/2014          2.26             0            0          0.50%          12.7%
12/31/2013          2.00             0            0          0.50%          34.1%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.20             0  $         0          0.25%          30.7%
12/31/2016          2.45             0            0          0.25%           0.2%
12/31/2015          2.44             0            0          0.25%           6.0%
12/31/2014          2.30             0            0          0.25%          13.0%
12/31/2013          2.04             0            0          0.25%          34.5%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.29             0  $         0          0.00%          31.0%
12/31/2016          2.51             0            0          0.00%           0.5%
12/31/2015          2.50             0            0          0.00%           6.2%
12/31/2014          2.35             0            0          0.00%          13.3%
12/31/2013          2.08             0            0          0.00%          34.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND R CLASS - 015570872

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $     8,779,226  $     7,704,185          306,184
                                                      ===============  ===============
Receivables: investments sold                124,604
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     8,903,830
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,475,959       2,763,378  $          2.71
Band 100                                         --              --             2.78
Band 75                                          --              --             2.86
Band 50                                   1,151,476         391,380             2.94
Band 25                                          --              --             3.03
Band 0                                      276,395          88,838             3.11
                                    ---------------  --------------
 Total                              $     8,903,830       3,243,596
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                        (102,472)
                                                                            ----------------
Net investment income (loss)                                                       (102,472)
                                                                            ----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            408,803
Realized gain distributions                                                         614,113
Net change in unrealized appreciation (depreciation)                              1,507,702
                                                                            ----------------
Net gain (loss)                                                                   2,530,618
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,428,146
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (102,472)  $       (127,638)
Net realized gain (loss)                                          408,803           (370,131)
Realized gain distributions                                       614,113             97,119
Net change in unrealized appreciation (depreciation)            1,507,702             58,422
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,428,146           (342,228)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,716,059          2,933,128
Cost of units redeemed                                         (6,827,788)        (6,420,660)
Account charges                                                    (4,276)           (22,121)
                                                         -----------------  -----------------
Increase (decrease)                                            (5,116,005)        (3,509,653)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,687,859)        (3,851,881)
Net assets, beginning                                          11,591,689         15,443,570
                                                         -----------------  -----------------
Net assets, ending                                       $      8,903,830   $     11,591,689
                                                         =================  =================

Units sold                                                        715,078          1,420,183
Units redeemed                                                 (2,870,765)        (3,141,983)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,155,687)        (1,721,800)
Units outstanding, beginning                                    5,399,283          7,121,083
                                                         -----------------  -----------------
Units outstanding, ending                                       3,243,596          5,399,283
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     31,018,721
Cost of units redeemed/account charges                                           (29,949,227)
Net investment income (loss)                                                        (645,848)
Net realized gain (loss)                                                           2,265,612
Realized gain distributions                                                        5,139,531
Net change in unrealized appreciation (depreciation)                               1,075,041
                                                                            -----------------
Net assets                                                                  $      8,903,830
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.71         2,763  $     7,476          1.25%          28.9%
12/31/2016          2.10         4,334        9,100          1.25%          -1.3%
12/31/2015          2.13         5,785       12,301          1.25%           4.4%
12/31/2014          2.04         4,529        9,228          1.25%          11.4%
12/31/2013          1.83         5,110        9,349          1.25%          32.5%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.78             0  $         0          1.00%          29.2%
12/31/2016          2.15             0            0          1.00%          -1.0%
12/31/2015          2.18             0            0          1.00%           4.6%
12/31/2014          2.08             0            0          1.00%          11.6%
12/31/2013          1.86             0            0          1.00%          32.8%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.86             0  $         0          0.75%          29.5%
12/31/2016          2.21             0            0          0.75%          -0.8%
12/31/2015          2.23             0            0          0.75%           4.9%
12/31/2014          2.12             0            0          0.75%          11.9%
12/31/2013          1.90             0            0          0.75%          33.1%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.94           391  $     1,151          0.50%          29.8%
12/31/2016          2.27           404          916          0.50%          -0.5%
12/31/2015          2.28           429          977          0.50%           5.2%
12/31/2014          2.17           459          994          0.50%          12.2%
12/31/2013          1.93           487          940          0.50%          33.4%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.03             0  $         0          0.25%          30.1%
12/31/2016          2.32             0            0          0.25%          -0.3%
12/31/2015          2.33             0            0          0.25%           5.4%
12/31/2014          2.21             0            0          0.25%          12.5%
12/31/2013          1.97             0            0          0.25%          33.8%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.11            89  $       276          0.00%          30.5%
12/31/2016          2.38           661        1,576          0.00%           0.0%
12/31/2015          2.39           908        2,165          0.00%           5.7%
12/31/2014          2.26           601        1,356          0.00%          12.8%
12/31/2013          2.00           611        1,222          0.00%          34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           ALGER LARGE CAP GROWTH PORTFOLIO I-2 CLASS - 015544505

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $    32,298,177   $    23,275,656          524,213
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (6,645)
                                     ----------------
Net assets                           $    32,291,532
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   32,291,532        6,152,223  $         5.25
Band 100                                        --               --            5.44
Band 75                                         --               --            5.64
Band 50                                         --               --            5.84
Band 25                                         --               --            6.05
Band 0                                          --               --            6.97
                                    --------------  ---------------
 Total                              $   32,291,532        6,152,223
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                         (386,617)
                                                                            -----------------
Net investment income (loss)                                                        (386,617)
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                           1,228,879
Realized gain distributions                                                        2,892,028
Net change in unrealized appreciation (depreciation)                               3,530,816
                                                                            -----------------
Net gain (loss)                                                                    7,651,723
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      7,265,106
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (386,617)  $       (374,521)
Net realized gain (loss)                                        1,228,879          1,261,237
Realized gain distributions                                     2,892,028            104,353
Net change in unrealized appreciation (depreciation)            3,530,816         (1,771,916)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               7,265,106           (780,847)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,031,447          1,029,788
Cost of units redeemed                                         (4,380,718)        (5,850,662)
Account charges                                                    (9,328)            (8,313)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,358,599)        (4,829,187)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,906,507         (5,610,034)
Net assets, beginning                                          28,385,025         33,995,059
                                                         -----------------  -----------------
Net assets, ending                                       $     32,291,532   $     28,385,025
                                                         =================  =================

Units sold                                                        219,518            290,393
Units redeemed                                                   (928,601)        (1,477,444)
                                                         -----------------  -----------------
Net increase (decrease)                                          (709,083)        (1,187,051)
Units outstanding, beginning                                    6,861,306          8,048,357
                                                         -----------------  -----------------
Units outstanding, ending                                       6,152,223          6,861,306
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     331,780,845
Cost of units redeemed/account charges                                           (333,628,095)
Net investment income (loss)                                                       10,443,015
Net realized gain (loss)                                                           (8,159,049)
Realized gain distributions                                                        22,832,295
Net change in unrealized appreciation (depreciation)                                9,022,521
                                                                            ------------------
Net assets                                                                  $      32,291,532
                                                                            ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      5.25         6,152  $    32,292          1.25%          26.9%
12/31/2016          4.14         6,861       28,385          1.25%          -2.1%
12/31/2015          4.22         8,048       33,995          1.25%           0.5%
12/31/2014          4.20         8,683       36,511          1.25%           9.6%
12/31/2013          3.84         9,499       36,442          1.25%          33.4%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      5.44             0  $         0          1.00%          27.2%
12/31/2016          4.28             0            0          1.00%          -1.8%
12/31/2015          4.36             0            0          1.00%           0.7%
12/31/2014          4.32             0            0          1.00%           9.9%
12/31/2013          3.94             0            0          1.00%          33.7%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      5.64             0  $         0          0.75%          27.5%
12/31/2016          4.42             0            0          0.75%          -1.6%
12/31/2015          4.49             0            0          0.75%           1.0%
12/31/2014          4.45             0            0          0.75%          10.2%
12/31/2013          4.04             0            0          0.75%          34.1%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      5.84             0  $         0          0.50%          27.8%
12/31/2016          4.57             0            0          0.50%          -1.3%
12/31/2015          4.63             0            0          0.50%           1.2%
12/31/2014          4.57             0            0          0.50%          10.4%
12/31/2013          4.14             0            0          0.50%          34.4%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      6.05             0  $         0          0.25%          28.1%
12/31/2016          4.72             0            0          0.25%          -1.1%
12/31/2015          4.77             0            0          0.25%           1.5%
12/31/2014          4.71             0            0          0.25%          10.7%
12/31/2013          4.25             0            0          0.25%          34.7%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      6.97             0  $         0          0.00%          28.5%
12/31/2016          5.43             0            0          0.00%          -0.8%
12/31/2015          5.47             0            0          0.00%           1.7%
12/31/2014          5.38             0            0          0.00%          11.0%
12/31/2013          4.85             0            0          0.00%          35.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.2%
    2013        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        ALGER SMALL CAP GROWTH INSTITUTIONAL FUND I CLASS - 015570104

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        413,449  $       327,963           20,467
                                                       ===============  ===============
Receivables: investments sold                   1,213
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        414,662
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       414,662         209,085  $         1.98
Band 100                                        --              --            2.04
Band 75                                         --              --            2.10
Band 50                                         --              --            2.16
Band 25                                         --              --            2.22
Band 0                                          --              --            2.28
                                   ---------------  --------------
 Total                             $       414,662         209,085
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (4,374)
                                                                             -----------------
Net investment income (loss)                                                           (4,374)
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                8,318
Realized gain distributions                                                            11,801
Net change in unrealized appreciation (depreciation)                                   65,566
                                                                             -----------------
Net gain (loss)                                                                        85,685
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         81,311
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (4,374)  $         (4,219)
Net realized gain (loss)                                            8,318           (219,878)
Realized gain distributions                                        11,801                 --
Net change in unrealized appreciation (depreciation)               65,566            236,404
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  81,311             12,307
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          108,935             87,253
Cost of units redeemed                                            (41,847)          (342,972)
Account charges                                                      (181)              (102)
                                                         -----------------  -----------------
Increase (decrease)                                                66,907           (255,821)
                                                         -----------------  -----------------
Net increase (decrease)                                           148,218           (243,514)
Net assets, beginning                                             266,444            509,958
                                                         -----------------  -----------------
Net assets, ending                                       $        414,662   $        266,444
                                                         =================  =================

Units sold                                                         62,995             62,653
Units redeemed                                                    (24,312)          (237,313)
                                                         -----------------  -----------------
Net increase (decrease)                                            38,683           (174,660)
Units outstanding, beginning                                      170,402            345,062
                                                         -----------------  -----------------
Units outstanding, ending                                         209,085            170,402
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      9,928,355
Cost of units redeemed/account charges                                           (12,954,751)
Net investment income (loss)                                                        (369,148)
Net realized gain (loss)                                                           1,177,963
Realized gain distributions                                                        2,546,757
Net change in unrealized appreciation (depreciation)                                  85,486
                                                                            -----------------
Net assets                                                                  $        414,662
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.98           209  $       415          1.25%          26.8%
12/31/2016          1.56           170          266          1.25%           5.8%
12/31/2015          1.48           345          510          1.25%          -4.5%
12/31/2014          1.55           509          788          1.25%          -1.5%
12/31/2013          1.57         4,770        7,495          1.25%          32.5%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.04             0  $         0          1.00%          27.2%
12/31/2016          1.60             0            0          1.00%           6.1%
12/31/2015          1.51             0            0          1.00%          -4.3%
12/31/2014          1.58             0            0          1.00%          -1.2%
12/31/2013          1.60             0            0          1.00%          32.8%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.10             0  $         0          0.75%          27.5%
12/31/2016          1.65             0            0          0.75%           6.3%
12/31/2015          1.55             0            0          0.75%          -4.0%
12/31/2014          1.61             0            0          0.75%          -1.0%
12/31/2013          1.63             0            0          0.75%          33.2%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.16             0  $         0          0.50%          27.8%
12/31/2016          1.69             0            0          0.50%           6.6%
12/31/2015          1.58             0            0          0.50%          -3.8%
12/31/2014          1.65             0            0          0.50%          -0.7%
12/31/2013          1.66             0            0          0.50%          33.5%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.22             0  $         0          0.25%          28.1%
12/31/2016          1.73             0            0          0.25%           6.9%
12/31/2015          1.62             0            0          0.25%          -3.6%
12/31/2014          1.68             0            0          0.25%          -0.5%
12/31/2013          1.69             0            0          0.25%          33.8%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.28             0  $         0          0.00%          28.4%
12/31/2016          1.78             0            0          0.00%           7.1%
12/31/2015          1.66             0            0          0.00%          -3.3%
12/31/2014          1.71             0            0          0.00%          -0.3%
12/31/2013          1.72             0            0          0.00%          34.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        ALGER SMALL CAP GROWTH INSTITUTIONAL FUND R CLASS - 015570708

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $       27,919   $        22,561            1,611
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                (339)
                                     ---------------
Net assets                           $       27,580
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       27,580          14,692  $          1.88
Band 100                                        --              --             1.93
Band 75                                         --              --             1.99
Band 50                                         --              --             2.04
Band 25                                         --              --             2.10
Band 0                                          --              --             2.16
                                    --------------  --------------
 Total                              $       27,580          14,692
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (345)
                                                                             -----------------
Net investment income (loss)                                                             (345)
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                1,147
Realized gain distributions                                                               911
Net change in unrealized appreciation (depreciation)                                    4,738
                                                                             -----------------
Net gain (loss)                                                                         6,796
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          6,451
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (345)  $           (345)
Net realized gain (loss)                                            1,147            (14,909)
Realized gain distributions                                           911                 --
Net change in unrealized appreciation (depreciation)                4,738             16,186
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   6,451                932
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            2,333              7,002
Cost of units redeemed                                             (7,213)           (20,158)
Account charges                                                        (2)                (5)
                                                         -----------------  -----------------
Increase (decrease)                                                (4,882)           (13,161)
                                                         -----------------  -----------------
Net increase (decrease)                                             1,569            (12,229)
Net assets, beginning                                              26,011             38,240
                                                         -----------------  -----------------
Net assets, ending                                       $         27,580   $         26,011
                                                         =================  =================

Units sold                                                          1,370              5,436
Units redeemed                                                     (4,157)           (15,015)
                                                         -----------------  -----------------
Net increase (decrease)                                            (2,787)            (9,579)
Units outstanding, beginning                                       17,479             27,058
                                                         -----------------  -----------------
Units outstanding, ending                                          14,692             17,479
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,328,410
Cost of units redeemed/account charges                                            (1,564,982)
Net investment income (loss)                                                         (39,973)
Net realized gain (loss)                                                              98,893
Realized gain distributions                                                          199,874
Net change in unrealized appreciation (depreciation)                                   5,358
                                                                            -----------------
Net assets                                                                  $         27,580
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.88            15  $        28          1.25%          26.1%
12/31/2016          1.49            17           26          1.25%           5.3%
12/31/2015          1.41            27           38          1.25%          -4.9%
12/31/2014          1.49            92          136          1.25%          -2.0%
12/31/2013          1.52           234          355          1.25%          31.9%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.93             0  $         0          1.00%          26.5%
12/31/2016          1.53             0            0          1.00%           5.6%
12/31/2015          1.45             0            0          1.00%          -4.7%
12/31/2014          1.52             0            0          1.00%          -1.7%
12/31/2013          1.54             0            0          1.00%          32.2%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.99             0  $         0          0.75%          26.8%
12/31/2016          1.57             0            0          0.75%           5.8%
12/31/2015          1.48             0            0          0.75%          -4.5%
12/31/2014          1.55             0            0          0.75%          -1.5%
12/31/2013          1.57             0            0          0.75%          32.5%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.04             0  $         0          0.50%          27.1%
12/31/2016          1.61             0            0          0.50%           6.1%
12/31/2015          1.51             0            0          0.50%          -4.2%
12/31/2014          1.58             0            0          0.50%          -1.2%
12/31/2013          1.60             0            0          0.50%          32.9%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.10             0  $         0          0.25%          27.4%
12/31/2016          1.65             0            0          0.25%           6.4%
12/31/2015          1.55             0            0          0.25%          -4.0%
12/31/2014          1.61             0            0          0.25%          -1.0%
12/31/2013          1.63             0            0          0.25%          33.2%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.16             0  $         0          0.00%          27.7%
12/31/2016          1.69             0            0          0.00%           6.6%
12/31/2015          1.59             0            0          0.00%          -3.7%
12/31/2014          1.65             0            0          0.00%          -0.7%
12/31/2013          1.66             0            0          0.00%          33.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             ALGER CAPITAL APPRECIATION FUND Z CLASS - 015565419

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,918,820  $      2,927,509          115,487
                                                      ================  ===============
Receivables: investments sold                    706
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,919,526
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,919,526       2,265,413  $          1.29
Band 100                                         --              --             1.29
Band 75                                          --              --             1.30
Band 50                                          --              --             1.30
Band 25                                          --              --             1.30
Band 0                                           --              --             1.31
                                    ---------------  --------------
 Total                              $     2,919,526       2,265,413
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (14,412)
                                                                            ----------------
Net investment income (loss)                                                        (14,412)
                                                                            ----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            167,217
Realized gain distributions                                                          94,054
Net change in unrealized appreciation (depreciation)                                 (8,689)
                                                                            ----------------
Net gain (loss)                                                                     252,582
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       238,170
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (14,412)  $             --
Net realized gain (loss)                                          167,217                 --
Realized gain distributions                                        94,054                 --
Net change in unrealized appreciation (depreciation)               (8,689)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 238,170                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        4,753,203                 --
Cost of units redeemed                                         (2,068,076)                --
Account charges                                                    (3,771)                --
                                                         -----------------  ----------------
Increase (decrease)                                             2,681,356                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,919,526                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      2,919,526   $             --
                                                         =================  ================

Units sold                                                      3,940,905                 --
Units redeemed                                                 (1,675,492)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,265,413                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       2,265,413                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     4,753,203
Cost of units redeemed/account charges                                           (2,071,847)
Net investment income (loss)                                                        (14,412)
Net realized gain (loss)                                                            167,217
Realized gain distributions                                                          94,054
Net change in unrealized appreciation (depreciation)                                 (8,689)
                                                                            ----------------
Net assets                                                                  $     2,919,526
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.29         2,265  $     2,920          1.25%          30.1%
12/31/2016          0.99             0            0          1.25%          -0.9%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.29             0  $         0          1.00%          30.4%
12/31/2016          0.99             0            0          1.00%          -0.9%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.30             0  $         0          0.75%          30.7%
12/31/2016          0.99             0            0          0.75%          -0.9%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.30             0  $         0          0.50%          31.0%
12/31/2016          0.99             0            0          0.50%          -0.9%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.30             0  $         0          0.25%          31.4%
12/31/2016          0.99             0            0          0.25%          -0.9%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.31             0  $         0          0.00%          31.7%
12/31/2016          0.99             0            0          0.00%          -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             ALLIANZGI RETIREMENT 2025 FUND A CLASS - 01880B868

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.31
Band 100                                        --              --            1.33
Band 75                                         --              --            1.35
Band 50                                         --              --            1.36
Band 25                                         --              --            1.38
Band 0                                          --              --            1.40
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             (6)
Net realized gain (loss)                                               --               (182)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                181
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations                      --                 (7)
                                                         ----------------   -----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --             (2,567)
Account charges                                                        --                (45)
                                                         ----------------   -----------------
Increase (decrease)                                                    --             (2,612)
                                                         ----------------   -----------------
Net increase (decrease)                                                --             (2,619)
Net assets, beginning                                                  --              2,619
                                                         ----------------   -----------------
Net assets, ending                                       $             --   $             --
                                                         ================   =================

Units sold                                                             --                 --
Units redeemed                                                         --             (2,434)
                                                         ----------------   -----------------
Net increase (decrease)                                                --             (2,434)
Units outstanding, beginning                                           --              2,434
                                                         ----------------   -----------------
Units outstanding, ending                                              --                 --
                                                         ================   =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $         78,138
Cost of units redeemed/account charges                                                 (78,301)
Net investment income (loss)                                                                81
Net realized gain (loss)                                                                    79
Realized gain distributions                                                                  3
Net change in unrealized appreciation (depreciation)                                        --
                                                                              -----------------
Net assets                                                                    $             --
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.31             0  $         0          1.25%          14.4%
12/31/2016          1.14             0            0          1.25%           6.3%
12/31/2015          1.08             2            3          1.25%          -2.9%
12/31/2014          1.11             3            3          1.25%           0.4%
12/31/2013          1.10             0            0          1.25%           3.5%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.33             0  $         0          1.00%          14.7%
12/31/2016          1.16             0            0          1.00%           6.6%
12/31/2015          1.09             0            0          1.00%          -2.6%
12/31/2014          1.12             0            0          1.00%           0.7%
12/31/2013          1.11             0            0          1.00%           3.7%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.35             0  $         0          0.75%          14.9%
12/31/2016          1.17             0            0          0.75%           6.8%
12/31/2015          1.10             0            0          0.75%          -2.4%
12/31/2014          1.12             0            0          0.75%           0.9%
12/31/2013          1.11             0            0          0.75%           4.0%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.36             0  $         0          0.50%          15.2%
12/31/2016          1.18             0            0          0.50%           7.1%
12/31/2015          1.11             0            0          0.50%          -2.1%
12/31/2014          1.13             0            0          0.50%           1.2%
12/31/2013          1.12             0            0          0.50%           4.2%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.38             0  $         0          0.25%          15.5%
12/31/2016          1.20             0            0          0.25%           7.4%
12/31/2015          1.12             0            0          0.25%          -1.9%
12/31/2014          1.14             0            0          0.25%           1.4%
12/31/2013          1.12             0            0          0.25%           4.5%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.40             0  $         0          0.00%          15.8%
12/31/2016          1.21             0            0          0.00%           7.6%
12/31/2015          1.13             0            0          0.00%          -1.7%
12/31/2014          1.14             0            0          0.00%           1.7%
12/31/2013          1.13             0            0          0.00%           4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        2.8%
    2014        5.6%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     ALLIANZGI NFJ DIVIDEND VALUE FUND ADMINISTRATIVE CLASS - 018918235

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       365,482   $       382,113           23,700
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (15)
                                     ----------------
Net assets                           $       365,467
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       365,467         231,281  $         1.58
Band 100                                        --              --            1.62
Band 75                                         --              --            1.67
Band 50                                         --              --            1.72
Band 25                                         --              --            1.77
Band 0                                          --              --            1.82
                                   ---------------  --------------
 Total                             $       365,467         231,281
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          6,437
Mortality & expense charges                                                           (4,398)
                                                                            -----------------
Net investment income (loss)                                                           2,039
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              15,827
Realized gain distributions                                                           73,124
Net change in unrealized appreciation (depreciation)                                 (44,376)
                                                                            -----------------
Net gain (loss)                                                                       44,575
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         46,614
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,039   $          9,603
Net realized gain (loss)                                           15,827            137,831
Realized gain distributions                                        73,124             15,595
Net change in unrealized appreciation (depreciation)              (44,376)           (79,121)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  46,614             83,908
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           95,174            152,826
Cost of units redeemed                                           (217,896)        (1,457,899)
Account charges                                                       (47)                (2)
                                                         -----------------  -----------------
Increase (decrease)                                              (122,769)        (1,305,075)
                                                         -----------------  -----------------
Net increase (decrease)                                           (76,155)        (1,221,167)
Net assets, beginning                                             441,622          1,662,789
                                                         -----------------  -----------------
Net assets, ending                                       $        365,467   $        441,622
                                                         =================  =================

Units sold                                                         66,610            123,084
Units redeemed                                                   (154,964)        (1,182,336)
                                                         -----------------  -----------------
Net increase (decrease)                                           (88,354)        (1,059,252)
Units outstanding, beginning                                      319,635          1,378,887
                                                         -----------------  -----------------
Units outstanding, ending                                         231,281            319,635
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     5,528,694
Cost of units redeemed/account charges                                           (5,627,742)
Net investment income (loss)                                                        178,566
Net realized gain (loss)                                                            120,886
Realized gain distributions                                                         181,694
Net change in unrealized appreciation (depreciation)                                (16,631)
                                                                            ----------------
Net assets                                                                  $       365,467
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.58           231  $       365          1.25%          14.4%
12/31/2016          1.38           320          442          1.25%          14.6%
12/31/2015          1.21         1,379        1,663          1.25%          -9.7%
12/31/2014          1.34         1,042        1,392          1.25%           8.4%
12/31/2013          1.23           998        1,229          1.25%          27.2%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.62             0  $         0          1.00%          14.7%
12/31/2016          1.42             0            0          1.00%          14.9%
12/31/2015          1.23             0            0          1.00%          -9.5%
12/31/2014          1.36             0            0          1.00%           8.7%
12/31/2013          1.25             0            0          1.00%          27.5%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.67             0  $         0          0.75%          14.9%
12/31/2016          1.45             0            0          0.75%          15.1%
12/31/2015          1.26             0            0          0.75%          -9.3%
12/31/2014          1.39             0            0          0.75%           9.0%
12/31/2013          1.28             0            0          0.75%          27.8%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.72             0  $         0          0.50%          15.2%
12/31/2016          1.49             0            0          0.50%          15.4%
12/31/2015          1.29             0            0          0.50%          -9.0%
12/31/2014          1.42             0            0          0.50%           9.2%
12/31/2013          1.30             0            0          0.50%          28.1%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.77             0  $         0          0.25%          15.5%
12/31/2016          1.53             0            0          0.25%          15.7%
12/31/2015          1.32             0            0          0.25%          -8.8%
12/31/2014          1.45             0            0          0.25%           9.5%
12/31/2013          1.32             0            0          0.25%          28.5%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.82             0  $         0          0.00%          15.8%
12/31/2016          1.57             0            0          0.00%          16.0%
12/31/2015          1.35             0            0          0.00%          -8.6%
12/31/2014          1.48             0            0          0.00%           9.8%
12/31/2013          1.35             0            0          0.00%          28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        2.0%
    2015        2.4%
    2014        1.8%
    2013        2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2030 FUND ADMINISTRATIVE CLASS - 01900A429

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $      398,316   $       367,073           17,732
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                (212)
                                     ---------------
Net assets                           $      398,104
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       398,104         288,699  $         1.38
Band 100                                        --              --            1.40
Band 75                                         --              --            1.42
Band 50                                         --              --            1.44
Band 25                                         --              --            1.46
Band 0                                          --              --            1.48
                                   ---------------  --------------
 Total                             $       398,104         288,699
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         13,601
Mortality & expense charges                                                            (4,347)
                                                                             -----------------
Net investment income (loss)                                                            9,254
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                7,492
Realized gain distributions                                                             5,481
Net change in unrealized appreciation (depreciation)                                   33,299
                                                                             -----------------
Net gain (loss)                                                                        46,272
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         55,526
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          9,254   $          3,307
Net realized gain (loss)                                            7,492               (300)
Realized gain distributions                                         5,481              1,455
Net change in unrealized appreciation (depreciation)               33,299             18,705
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  55,526             23,167
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           88,109             54,951
Cost of units redeemed                                           (136,414)            (7,149)
Account charges                                                    (1,710)            (1,902)
                                                         -----------------  -----------------
Increase (decrease)                                               (50,015)            45,900
                                                         -----------------  -----------------
Net increase (decrease)                                             5,511             69,067
Net assets, beginning                                             392,593            323,526
                                                         -----------------  -----------------
Net assets, ending                                       $        398,104   $        392,593
                                                         =================  =================

Units sold                                                         66,907             48,497
Units redeemed                                                   (110,505)            (7,933)
                                                         -----------------  -----------------
Net increase (decrease)                                           (43,598)            40,564
Units outstanding, beginning                                      332,297            291,733
                                                         -----------------  -----------------
Units outstanding, ending                                         288,699            332,297
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        777,783
Cost of units redeemed/account charges                                               (452,429)
Net investment income (loss)                                                           24,978
Net realized gain (loss)                                                                6,658
Realized gain distributions                                                             9,871
Net change in unrealized appreciation (depreciation)                                   31,243
                                                                             -----------------
Net assets                                                                   $        398,104
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.38           289  $       398          1.25%          16.7%
12/31/2016          1.18           332          393          1.25%           6.5%
12/31/2015          1.11           292          324          1.25%          -3.2%
12/31/2014          1.15           184          211          1.25%           0.1%
12/31/2013          1.14           159          182          1.25%           6.3%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.40             0  $         0          1.00%          17.0%
12/31/2016          1.20             0            0          1.00%           6.8%
12/31/2015          1.12             0            0          1.00%          -3.0%
12/31/2014          1.15             0            0          1.00%           0.4%
12/31/2013          1.15             0            0          1.00%           6.6%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.42             0  $         0          0.75%          17.3%
12/31/2016          1.21             0            0          0.75%           7.1%
12/31/2015          1.13             0            0          0.75%          -2.7%
12/31/2014          1.16             0            0          0.75%           0.6%
12/31/2013          1.15             0            0          0.75%           6.9%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.44             0  $         0          0.50%          17.6%
12/31/2016          1.22             0            0          0.50%           7.3%
12/31/2015          1.14             0            0          0.50%          -2.5%
12/31/2014          1.17             0            0          0.50%           0.9%
12/31/2013          1.16             0            0          0.50%           7.1%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.46             0  $         0          0.25%          17.9%
12/31/2016          1.24             0            0          0.25%           7.6%
12/31/2015          1.15             0            0          0.25%          -2.3%
12/31/2014          1.18             0            0          0.25%           1.1%
12/31/2013          1.16             0            0          0.25%           7.4%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.48             0  $         0          0.00%          18.2%
12/31/2016          1.25             0            0          0.00%           7.9%
12/31/2015          1.16             0            0          0.00%          -2.0%
12/31/2014          1.18             0            0          0.00%           1.4%
12/31/2013          1.17             0            0          0.00%           7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.4%
    2016        2.2%
    2015        3.6%
    2014        3.5%
    2013        4.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             ALLIANZGI RETIREMENT 2030 FUND A CLASS - 01900A486

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.37
Band 100                                        --              --            1.39
Band 75                                         --              --            1.41
Band 50                                         --              --            1.43
Band 25                                         --              --            1.45
Band 0                                          --              --            1.47
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $           (109)
Net realized gain (loss)                                               --             (2,316)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --              2,979
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations                      --                554
                                                         ----------------   -----------------

Contract owner transactions:
Proceeds from units sold                                               --              5,571
Cost of units redeemed                                                 --            (40,237)
Account charges                                                        --                 --
                                                         ----------------   -----------------
Increase (decrease)                                                    --            (34,666)
                                                         ----------------   -----------------
Net increase (decrease)                                                --            (34,112)
Net assets, beginning                                                  --             34,112
                                                         ----------------   -----------------
Net assets, ending                                       $             --   $             --
                                                         ================   =================

Units sold                                                             --              5,205
Units redeemed                                                         --            (36,039)
                                                         ----------------   -----------------
Net increase (decrease)                                                --            (30,834)
Units outstanding, beginning                                           --             30,834
                                                         ----------------   -----------------
Units outstanding, ending                                              --                 --
                                                         ================   =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $         41,351
Cost of units redeemed/account charges                                                 (40,237)
Net investment income (loss)                                                               964
Net realized gain (loss)                                                                (2,329)
Realized gain distributions                                                                251
Net change in unrealized appreciation (depreciation)                                        --
                                                                              -----------------
Net assets                                                                    $             --
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.37             0  $         0          1.25%          16.7%
12/31/2016          1.18             0            0          1.25%           6.5%
12/31/2015          1.11            31           34          1.25%          -3.3%
12/31/2014          1.14            15           17          1.25%           0.1%
12/31/2013          1.14             0            0          1.25%           6.2%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.39             0  $         0          1.00%          17.0%
12/31/2016          1.19             0            0          1.00%           6.8%
12/31/2015          1.12             0            0          1.00%          -3.1%
12/31/2014          1.15             0            0          1.00%           0.4%
12/31/2013          1.15             0            0          1.00%           6.5%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.41             0  $         0          0.75%          17.2%
12/31/2016          1.21             0            0          0.75%           7.0%
12/31/2015          1.13             0            0          0.75%          -2.9%
12/31/2014          1.16             0            0          0.75%           0.6%
12/31/2013          1.15             0            0          0.75%           6.8%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.43             0  $         0          0.50%          17.5%
12/31/2016          1.22             0            0          0.50%           7.3%
12/31/2015          1.14             0            0          0.50%          -2.6%
12/31/2014          1.17             0            0          0.50%           0.9%
12/31/2013          1.16             0            0          0.50%           7.0%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.45             0  $         0          0.25%          17.8%
12/31/2016          1.23             0            0          0.25%           7.6%
12/31/2015          1.15             0            0          0.25%          -2.4%
12/31/2014          1.17             0            0          0.25%           1.1%
12/31/2013          1.16             0            0          0.25%           7.3%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.47             0  $         0          0.00%          18.1%
12/31/2016          1.25             0            0          0.00%           7.8%
12/31/2015          1.16             0            0          0.00%          -2.1%
12/31/2014          1.18             0            0          0.00%           1.4%
12/31/2013          1.17             0            0          0.00%           7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        3.7%
    2014        6.6%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2035 FUND ADMINISTRATIVE CLASS - 01880B769

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       150,721   $       135,314            7,577
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (80)
                                     ----------------
Net assets                           $       150,641
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       150,641         104,042  $         1.45
Band 100                                        --              --            1.47
Band 75                                         --              --            1.49
Band 50                                         --              --            1.51
Band 25                                         --              --            1.53
Band 0                                          --              --            1.55
                                   ---------------  --------------
 Total                             $       150,641         104,042
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          5,976
Mortality & expense charges                                                            (1,634)
                                                                             -----------------
Net investment income (loss)                                                            4,342
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                1,240
Realized gain distributions                                                             1,819
Net change in unrealized appreciation (depreciation)                                   14,399
                                                                             -----------------
Net gain (loss)                                                                        17,458
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         21,800
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          4,342   $          1,136
Net realized gain (loss)                                             1,240             (2,083)
Realized gain distributions                                          1,819                542
Net change in unrealized appreciation (depreciation)                14,399              6,401
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   21,800              5,996
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            28,089             27,894
Cost of units redeemed                                              (8,850)           (24,833)
Account charges                                                       (697)              (699)
                                                          -----------------  -----------------
Increase (decrease)                                                 18,542              2,362
                                                          -----------------  -----------------
Net increase (decrease)                                             40,342              8,358
Net assets, beginning                                              110,299            101,941
                                                          -----------------  -----------------
Net assets, ending                                        $        150,641   $        110,299
                                                          =================  =================

Units sold                                                          20,905             23,975
Units redeemed                                                      (6,981)           (22,912)
                                                          -----------------  -----------------
Net increase (decrease)                                             13,924              1,063
Units outstanding, beginning                                        90,118             89,055
                                                          -----------------  -----------------
Units outstanding, ending                                          104,042             90,118
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        516,346
Cost of units redeemed/account charges                                                (395,868)
Net investment income (loss)                                                            12,566
Net realized gain (loss)                                                                (2,331)
Realized gain distributions                                                              4,521
Net change in unrealized appreciation (depreciation)                                    15,407
                                                                              -----------------
Net assets                                                                    $        150,641
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.45           104  $       151          1.25%          18.3%
12/31/2016          1.22            90          110          1.25%           6.9%
12/31/2015          1.14            89          102          1.25%          -3.3%
12/31/2014          1.18           192          227          1.25%           0.1%
12/31/2013          1.18           114          135          1.25%           8.7%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.47             0  $         0          1.00%          18.6%
12/31/2016          1.24             0            0          1.00%           7.2%
12/31/2015          1.16             0            0          1.00%          -3.0%
12/31/2014          1.19             0            0          1.00%           0.4%
12/31/2013          1.19             0            0          1.00%           9.0%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.49             0  $         0          0.75%          18.9%
12/31/2016          1.25             0            0          0.75%           7.5%
12/31/2015          1.17             0            0          0.75%          -2.8%
12/31/2014          1.20             0            0          0.75%           0.6%
12/31/2013          1.19             0            0          0.75%           9.3%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.51             0  $         0          0.50%          19.2%
12/31/2016          1.27             0            0          0.50%           7.7%
12/31/2015          1.18             0            0          0.50%          -2.5%
12/31/2014          1.21             0            0          0.50%           0.9%
12/31/2013          1.20             0            0          0.50%           9.5%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.53             0  $         0          0.25%          19.5%
12/31/2016          1.28             0            0          0.25%           8.0%
12/31/2015          1.19             0            0          0.25%          -2.3%
12/31/2014          1.21             0            0          0.25%           1.1%
12/31/2013          1.20             0            0          0.25%           9.8%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.55             0  $         0          0.00%          19.8%
12/31/2016          1.30             0            0          0.00%           8.3%
12/31/2015          1.20             0            0          0.00%          -2.1%
12/31/2014          1.22             0            0          0.00%           1.4%
12/31/2013          1.21             0            0          0.00%          10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.6%
    2016        2.2%
    2015        1.6%
    2014        4.2%
    2013        4.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2035 FUND A CLASS - 01880B819 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.44
Band 100                                        --              --            1.46
Band 75                                         --              --            1.48
Band 50                                         --              --            1.51
Band 25                                         --              --            1.53
Band 0                                          --              --            1.55
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.44             0  $         0          1.25%          18.3%
12/31/2016          1.22             0            0          1.25%           6.8%
12/31/2015          1.14             0            0          1.25%          -3.3%
12/31/2014          1.18             0            0          1.25%           0.0%
12/31/2013          1.18             0            0          1.25%           8.6%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.46             0  $         0          1.00%          18.6%
12/31/2016          1.23             0            0          1.00%           7.1%
12/31/2015          1.15             0            0          1.00%          -3.1%
12/31/2014          1.19             0            0          1.00%           0.3%
12/31/2013          1.19             0            0          1.00%           8.9%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.48             0  $         0          0.75%          18.9%
12/31/2016          1.25             0            0          0.75%           7.4%
12/31/2015          1.16             0            0          0.75%          -2.8%
12/31/2014          1.20             0            0          0.75%           0.5%
12/31/2013          1.19             0            0          0.75%           9.2%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.51             0  $         0          0.50%          19.2%
12/31/2016          1.26             0            0          0.50%           7.6%
12/31/2015          1.17             0            0          0.50%          -2.6%
12/31/2014          1.20             0            0          0.50%           0.8%
12/31/2013          1.20             0            0          0.50%           9.4%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.53             0  $         0          0.25%          19.5%
12/31/2016          1.28             0            0          0.25%           7.9%
12/31/2015          1.18             0            0          0.25%          -2.3%
12/31/2014          1.21             0            0          0.25%           1.0%
12/31/2013          1.20             0            0          0.25%           9.7%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.55             0  $         0          0.00%          19.8%
12/31/2016          1.29             0            0          0.00%           8.2%
12/31/2015          1.19             0            0          0.00%          -2.1%
12/31/2014          1.22             0            0          0.00%           1.3%
12/31/2013          1.20             0            0          0.00%          10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2040 FUND ADMINISTRATIVE CLASS - 01900A346

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $      396,140   $       360,817           17,342
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                (211)
                                     ---------------
Net assets                           $      395,929
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       395,929         264,996  $         1.49
Band 100                                        --              --            1.52
Band 75                                         --              --            1.54
Band 50                                         --              --            1.56
Band 25                                         --              --            1.58
Band 0                                          --              --            1.60
                                   ---------------  --------------
 Total                             $       395,929         264,996
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         20,142
Mortality & expense charges                                                            (4,382)
                                                                             -----------------
Net investment income (loss)                                                           15,760
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                1,724
Realized gain distributions                                                             3,468
Net change in unrealized appreciation (depreciation)                                   40,919
                                                                             -----------------
Net gain (loss)                                                                        46,111
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         61,871
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         15,760   $          2,926
Net realized gain (loss)                                            1,724               (149)
Realized gain distributions                                         3,468              5,297
Net change in unrealized appreciation (depreciation)               40,919             10,576
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  61,871             18,650
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           46,141             40,177
Cost of units redeemed                                            (10,831)            (1,758)
Account charges                                                    (1,533)            (1,502)
                                                         -----------------  -----------------
Increase (decrease)                                                33,777             36,917
                                                         -----------------  -----------------
Net increase (decrease)                                            95,648             55,567
Net assets, beginning                                             300,281            244,714
                                                         -----------------  -----------------
Net assets, ending                                       $        395,929   $        300,281
                                                         =================  =================

Units sold                                                         33,516             33,750
Units redeemed                                                     (8,570)            (2,681)
                                                         -----------------  -----------------
Net increase (decrease)                                            24,946             31,069
Units outstanding, beginning                                      240,050            208,981
                                                         -----------------  -----------------
Units outstanding, ending                                         264,996            240,050
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        690,840
Cost of units redeemed/account charges                                               (380,394)
Net investment income (loss)                                                           28,965
Net realized gain (loss)                                                                6,340
Realized gain distributions                                                            14,855
Net change in unrealized appreciation (depreciation)                                   35,323
                                                                             -----------------
Net assets                                                                   $        395,929
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.49           265  $       396          1.25%          19.4%
12/31/2016          1.25           240          300          1.25%           6.8%
12/31/2015          1.17           209          245          1.25%          -3.1%
12/31/2014          1.21           167          202          1.25%           0.1%
12/31/2013          1.21           185          223          1.25%          10.8%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.52             0  $         0          1.00%          19.7%
12/31/2016          1.27             0            0          1.00%           7.1%
12/31/2015          1.18             0            0          1.00%          -2.9%
12/31/2014          1.22             0            0          1.00%           0.3%
12/31/2013          1.21             0            0          1.00%          11.1%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.54             0  $         0          0.75%          20.0%
12/31/2016          1.28             0            0          0.75%           7.4%
12/31/2015          1.19             0            0          0.75%          -2.7%
12/31/2014          1.22             0            0          0.75%           0.6%
12/31/2013          1.22             0            0          0.75%          11.3%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.56             0  $         0          0.50%          20.3%
12/31/2016          1.29             0            0          0.50%           7.6%
12/31/2015          1.20             0            0          0.50%          -2.4%
12/31/2014          1.23             0            0          0.50%           0.8%
12/31/2013          1.22             0            0          0.50%          11.6%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.58             0  $         0          0.25%          20.6%
12/31/2016          1.31             0            0          0.25%           7.9%
12/31/2015          1.21             0            0          0.25%          -2.2%
12/31/2014          1.24             0            0          0.25%           1.1%
12/31/2013          1.23             0            0          0.25%          11.9%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.60             0  $         0          0.00%          20.9%
12/31/2016          1.32             0            0          0.00%           8.2%
12/31/2015          1.22             0            0          0.00%          -1.9%
12/31/2014          1.25             0            0          0.00%           1.3%
12/31/2013          1.23             0            0          0.00%          12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.8%
    2016        2.3%
    2015        2.5%
    2014        3.7%
    2013        4.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             ALLIANZGI RETIREMENT 2040 FUND A CLASS - 01900A411

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.49
Band 100                                        --              --            1.51
Band 75                                         --              --            1.53
Band 50                                         --              --            1.55
Band 25                                         --              --            1.58
Band 0                                          --              --            1.60
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $            (14)
Net realized gain (loss)                                               --               (354)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                344
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations                      --                (24)
                                                         ----------------   -----------------

Contract owner transactions:
Proceeds from units sold                                               --                581
Cost of units redeemed                                                 --             (5,799)
Account charges                                                        --                 --
                                                         ----------------   -----------------
Increase (decrease)                                                    --             (5,218)
                                                         ----------------   -----------------
Net increase (decrease)                                                --             (5,242)
Net assets, beginning                                                  --              5,242
                                                         ----------------   -----------------
Net assets, ending                                       $             --   $             --
                                                         ================   =================

Units sold                                                             --                522
Units redeemed                                                         --             (5,003)
                                                         ----------------   -----------------
Net increase (decrease)                                                --             (4,481)
Units outstanding, beginning                                           --              4,481
                                                         ----------------   -----------------
Units outstanding, ending                                              --                 --
                                                         ================   =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $           6,009
Cost of units redeemed/account charges                                                  (5,799)
Net investment income (loss)                                                                97
Net realized gain (loss)                                                                  (357)
Realized gain distributions                                                                 50
Net change in unrealized appreciation (depreciation)                                        --
                                                                             -----------------
Net assets                                                                   $              --
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.49             0  $         0          1.25%          19.4%
12/31/2016          1.25             0            0          1.25%           6.7%
12/31/2015          1.17             4            5          1.25%          -3.1%
12/31/2014          1.21             1            1          1.25%           0.0%
12/31/2013          1.21             0            0          1.25%          10.7%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.51             0  $         0          1.00%          19.7%
12/31/2016          1.26             0            0          1.00%           7.0%
12/31/2015          1.18             0            0          1.00%          -2.9%
12/31/2014          1.22             0            0          1.00%           0.2%
12/31/2013          1.21             0            0          1.00%          11.0%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.53             0  $         0          0.75%          20.0%
12/31/2016          1.28             0            0          0.75%           7.3%
12/31/2015          1.19             0            0          0.75%          -2.6%
12/31/2014          1.22             0            0          0.75%           0.5%
12/31/2013          1.22             0            0          0.75%          11.3%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.55             0  $         0          0.50%          20.3%
12/31/2016          1.29             0            0          0.50%           7.5%
12/31/2015          1.20             0            0          0.50%          -2.4%
12/31/2014          1.23             0            0          0.50%           0.7%
12/31/2013          1.22             0            0          0.50%          11.6%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.58             0  $         0          0.25%          20.6%
12/31/2016          1.31             0            0          0.25%           7.8%
12/31/2015          1.21             0            0          0.25%          -2.1%
12/31/2014          1.24             0            0          0.25%           1.0%
12/31/2013          1.23             0            0          0.25%          11.8%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.60             0  $         0          0.00%          20.9%
12/31/2016          1.32             0            0          0.00%           8.1%
12/31/2015          1.22             0            0          0.00%          -1.9%
12/31/2014          1.25             0            0          0.00%           1.2%
12/31/2013          1.23             0            0          0.00%          12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        3.0%
    2014        7.8%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2045 FUND ADMINISTRATIVE CLASS - 01880B710

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $      267,824   $       242,968           13,424
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                (143)
                                     ---------------
Net assets                           $      267,681
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       267,681         174,203  $         1.54
Band 100                                        --              --            1.56
Band 75                                         --              --            1.58
Band 50                                         --              --            1.60
Band 25                                         --              --            1.63
Band 0                                          --              --            1.65
                                   ---------------  --------------
 Total                             $       267,681         174,203
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         14,123
Mortality & expense charges                                                            (3,183)
                                                                             -----------------
Net investment income (loss)                                                           10,940
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                5,688
Realized gain distributions                                                             1,878
Net change in unrealized appreciation (depreciation)                                   28,103
                                                                             -----------------
Net gain (loss)                                                                        35,669
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         46,609
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         10,940   $          2,774
Net realized gain (loss)                                            5,688               (894)
Realized gain distributions                                         1,878              6,549
Net change in unrealized appreciation (depreciation)               28,103              7,388
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  46,609             15,817
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           44,428             53,192
Cost of units redeemed                                            (45,604)           (47,490)
Account charges                                                    (1,694)            (2,211)
                                                         -----------------  -----------------
Increase (decrease)                                                (2,870)             3,491
                                                         -----------------  -----------------
Net increase (decrease)                                            43,739             19,308
Net assets, beginning                                             223,942            204,634
                                                         -----------------  -----------------
Net assets, ending                                       $        267,681   $        223,942
                                                         =================  =================

Units sold                                                         31,512             43,973
Units redeemed                                                    (32,500)           (40,691)
                                                         -----------------  -----------------
Net increase (decrease)                                              (988)             3,282
Units outstanding, beginning                                      175,191            171,909
                                                         -----------------  -----------------
Units outstanding, ending                                         174,203            175,191
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        593,435
Cost of units redeemed/account charges                                               (392,257)
Net investment income (loss)                                                           20,801
Net realized gain (loss)                                                                8,905
Realized gain distributions                                                            11,941
Net change in unrealized appreciation (depreciation)                                   24,856
                                                                             -----------------
Net assets                                                                   $        267,681
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.54           174  $       268          1.25%          20.2%
12/31/2016          1.28           175          224          1.25%           7.4%
12/31/2015          1.19           172          205          1.25%          -3.2%
12/31/2014          1.23           116          143          1.25%           0.0%
12/31/2013          1.23           114          140          1.25%          12.1%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.56             0  $         0          1.00%          20.5%
12/31/2016          1.29             0            0          1.00%           7.7%
12/31/2015          1.20             0            0          1.00%          -3.0%
12/31/2014          1.24             0            0          1.00%           0.3%
12/31/2013          1.23             0            0          1.00%          12.4%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.58             0  $         0          0.75%          20.8%
12/31/2016          1.31             0            0          0.75%           7.9%
12/31/2015          1.21             0            0          0.75%          -2.7%
12/31/2014          1.25             0            0          0.75%           0.5%
12/31/2013          1.24             0            0          0.75%          12.7%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.60             0  $         0          0.50%          21.1%
12/31/2016          1.32             0            0          0.50%           8.2%
12/31/2015          1.22             0            0          0.50%          -2.5%
12/31/2014          1.25             0            0          0.50%           0.8%
12/31/2013          1.24             0            0          0.50%          13.0%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.63             0  $         0          0.25%          21.4%
12/31/2016          1.34             0            0          0.25%           8.5%
12/31/2015          1.23             0            0          0.25%          -2.2%
12/31/2014          1.26             0            0          0.25%           1.0%
12/31/2013          1.25             0            0          0.25%          13.3%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.65             0  $         0          0.00%          21.7%
12/31/2016          1.35             0            0          0.00%           8.7%
12/31/2015          1.25             0            0          0.00%          -2.0%
12/31/2014          1.27             0            0          0.00%           1.3%
12/31/2013          1.25             0            0          0.00%          13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.7%
    2016        2.5%
    2015        2.6%
    2014        3.9%
    2013        4.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             ALLIANZGI RETIREMENT 2045 FUND A CLASS - 01880B751

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.53
Band 100                                        --              --            1.56
Band 75                                         --              --            1.58
Band 50                                         --              --            1.60
Band 25                                         --              --            1.62
Band 0                                          --              --            1.64
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             (1)
Net realized gain (loss)                                               --               (328)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                194
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                      --               (135)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                                5                 --
Cost of units redeemed                                                 --             (1,714)
Account charges                                                        (5)               (40)
                                                         -----------------  -----------------
Increase (decrease)                                                    --             (1,754)
                                                         -----------------  -----------------
Net increase (decrease)                                                --             (1,889)
Net assets, beginning                                                  --              1,889
                                                         -----------------  -----------------
Net assets, ending                                       $             --   $             --
                                                         =================  =================

Units sold                                                              3                 --
Units redeemed                                                         (3)            (1,589)
                                                         -----------------  -----------------
Net increase (decrease)                                                --             (1,589)
Units outstanding, beginning                                           --              1,589
                                                         -----------------  -----------------
Units outstanding, ending                                              --                 --
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $           2,044
Cost of units redeemed/account charges                                                  (1,794)
Net investment income (loss)                                                                52
Net realized gain (loss)                                                                  (330)
Realized gain distributions                                                                 28
Net change in unrealized appreciation (depreciation)                                        --
                                                                             -----------------
Net assets                                                                   $              --
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.53             0  $         0          1.25%          20.2%
12/31/2016          1.28             0            0          1.25%           7.3%
12/31/2015          1.19             2            2          1.25%          -3.3%
12/31/2014          1.23             1            1          1.25%           0.0%
12/31/2013          1.23             0            0          1.25%          12.1%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.56             0  $         0          1.00%          20.5%
12/31/2016          1.29             0            0          1.00%           7.6%
12/31/2015          1.20             0            0          1.00%          -3.0%
12/31/2014          1.24             0            0          1.00%           0.3%
12/31/2013          1.23             0            0          1.00%          12.4%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.58             0  $         0          0.75%          20.8%
12/31/2016          1.31             0            0          0.75%           7.8%
12/31/2015          1.21             0            0          0.75%          -2.8%
12/31/2014          1.25             0            0          0.75%           0.5%
12/31/2013          1.24             0            0          0.75%          12.7%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.60             0  $         0          0.50%          21.1%
12/31/2016          1.32             0            0          0.50%           8.1%
12/31/2015          1.22             0            0          0.50%          -2.6%
12/31/2014          1.25             0            0          0.50%           0.8%
12/31/2013          1.24             0            0          0.50%          12.9%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.62             0  $         0          0.25%          21.4%
12/31/2016          1.34             0            0          0.25%           8.4%
12/31/2015          1.23             0            0          0.25%          -2.3%
12/31/2014          1.26             0            0          0.25%           1.0%
12/31/2013          1.25             0            0          0.25%          13.2%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.64             0  $         0          0.00%          21.7%
12/31/2016          1.35             0            0          0.00%           8.6%
12/31/2015          1.24             0            0          0.00%          -2.1%
12/31/2014          1.27             0            0          0.00%           1.3%
12/31/2013          1.25             0            0          0.00%          13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        2.4%
    2014        7.3%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2050 FUND ADMINISTRATIVE CLASS - 01900A262

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $      249,561   $       227,032           11,195
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                (133)
                                     ---------------
Net assets                           $      249,428
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       249,428         161,118  $         1.55
Band 100                                        --              --            1.57
Band 75                                         --              --            1.59
Band 50                                         --              --            1.61
Band 25                                         --              --            1.64
Band 0                                          --              --            1.66
                                   ---------------  --------------
 Total                             $       249,428         161,118
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         13,666
Mortality & expense charges                                                            (2,822)
                                                                             -----------------
Net investment income (loss)                                                           10,844
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,871
Realized gain distributions                                                             2,127
Net change in unrealized appreciation (depreciation)                                   24,879
                                                                             -----------------
Net gain (loss)                                                                        30,877
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         41,721
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         10,844   $          2,231
Net realized gain (loss)                                            3,871               (830)
Realized gain distributions                                         2,127              5,371
Net change in unrealized appreciation (depreciation)               24,879              8,925
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  41,721             15,697
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           46,602             62,938
Cost of units redeemed                                            (39,721)           (57,173)
Account charges                                                    (1,460)            (2,497)
                                                         -----------------  -----------------
Increase (decrease)                                                 5,421              3,268
                                                         -----------------  -----------------
Net increase (decrease)                                            47,142             18,965
Net assets, beginning                                             202,286            183,321
                                                         -----------------  -----------------
Net assets, ending                                       $        249,428   $        202,286
                                                         =================  =================

Units sold                                                         32,889             51,978
Units redeemed                                                    (28,985)           (47,953)
                                                         -----------------  -----------------
Net increase (decrease)                                             3,904              4,025
Units outstanding, beginning                                      157,214            153,189
                                                         -----------------  -----------------
Units outstanding, ending                                         161,118            157,214
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        429,974
Cost of units redeemed/account charges                                                (227,145)
Net investment income (loss)                                                            16,134
Net realized gain (loss)                                                                (5,445)
Realized gain distributions                                                             13,381
Net change in unrealized appreciation (depreciation)                                    22,529
                                                                              -----------------
Net assets                                                                    $        249,428
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.55           161  $       249          1.25%          20.3%
12/31/2016          1.29           157          202          1.25%           7.5%
12/31/2015          1.20           153          183          1.25%          -3.5%
12/31/2014          1.24            34           42          1.25%          -0.2%
12/31/2013          1.24            28           35          1.25%          13.1%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.57             0  $         0          1.00%          20.6%
12/31/2016          1.30             0            0          1.00%           7.8%
12/31/2015          1.21             0            0          1.00%          -3.2%
12/31/2014          1.25             0            0          1.00%           0.1%
12/31/2013          1.25             0            0          1.00%          13.4%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.59             0  $         0          0.75%          20.9%
12/31/2016          1.32             0            0          0.75%           8.1%
12/31/2015          1.22             0            0          0.75%          -3.0%
12/31/2014          1.26             0            0          0.75%           0.3%
12/31/2013          1.25             0            0          0.75%          13.7%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.61             0  $         0          0.50%          21.2%
12/31/2016          1.33             0            0          0.50%           8.3%
12/31/2015          1.23             0            0          0.50%          -2.7%
12/31/2014          1.26             0            0          0.50%           0.6%
12/31/2013          1.26             0            0          0.50%          14.0%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.64             0  $         0          0.25%          21.5%
12/31/2016          1.35             0            0          0.25%           8.6%
12/31/2015          1.24             0            0          0.25%          -2.5%
12/31/2014          1.27             0            0          0.25%           0.8%
12/31/2013          1.26             0            0          0.25%          14.3%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.66             0  $         0          0.00%          21.8%
12/31/2016          1.36             0            0          0.00%           8.9%
12/31/2015          1.25             0            0          0.00%          -2.3%
12/31/2014          1.28             0            0          0.00%           1.1%
12/31/2013          1.27             0            0          0.00%          14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        6.1%
    2016        2.5%
    2015        2.6%
    2014        4.3%
    2013        5.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             ALLIANZGI RETIREMENT 2050 FUND A CLASS - 01900A338

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $             --  $            --               --
                                                       ===============  ===============
Receivables: investments sold                      20
Payables: investments purchased                    --
                                     ----------------
Net assets                           $             20
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $           20              13  $          1.54
Band 100                                        --              --             1.57
Band 75                                         --              --             1.59
Band 50                                         --              --             1.61
Band 25                                         --              --             1.63
Band 0                                          --              --             1.66
                                    --------------  --------------
 Total                              $           20              13
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             (3)
Net realized gain (loss)                                               --               (116)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                134
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                      --                 15
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                               25                141
Cost of units redeemed                                                 (1)            (1,442)
Account charges                                                        (5)                --
                                                         -----------------  -----------------
Increase (decrease)                                                    19             (1,301)
                                                         -----------------  -----------------
Net increase (decrease)                                                19             (1,286)
Net assets, beginning                                                   1              1,287
                                                         -----------------  -----------------
Net assets, ending                                       $             20   $              1
                                                         =================  =================

Units sold                                                             15                126
Units redeemed                                                         (3)            (1,201)
                                                         -----------------  -----------------
Net increase (decrease)                                                12             (1,075)
Units outstanding, beginning                                            1              1,076
                                                         -----------------  -----------------
Units outstanding, ending                                              13                  1
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $          1,506
Cost of units redeemed/account charges                                                  (1,448)
Net investment income (loss)                                                                28
Net realized gain (loss)                                                                  (116)
Realized gain distributions                                                                 50
Net change in unrealized appreciation (depreciation)                                        --
                                                                              -----------------
Net assets                                                                    $             20
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.54             0  $         0          1.25%          20.3%
12/31/2016          1.28             0            0          1.25%           7.4%
12/31/2015          1.20             1            1          1.25%          -3.5%
12/31/2014          1.24             1            1          1.25%          -0.2%
12/31/2013          1.24             0            0          1.25%          13.0%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.57             0  $         0          1.00%          20.6%
12/31/2016          1.30             0            0          1.00%           7.7%
12/31/2015          1.21             0            0          1.00%          -3.3%
12/31/2014          1.25             0            0          1.00%           0.1%
12/31/2013          1.25             0            0          1.00%          13.3%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.59             0  $         0          0.75%          20.9%
12/31/2016          1.31             0            0          0.75%           7.9%
12/31/2015          1.22             0            0          0.75%          -3.0%
12/31/2014          1.26             0            0          0.75%           0.3%
12/31/2013          1.25             0            0          0.75%          13.5%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.61             0  $         0          0.50%          21.2%
12/31/2016          1.33             0            0          0.50%           8.2%
12/31/2015          1.23             0            0          0.50%          -2.8%
12/31/2014          1.26             0            0          0.50%           0.6%
12/31/2013          1.26             0            0          0.50%          13.8%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.63             0  $         0          0.25%          21.5%
12/31/2016          1.34             0            0          0.25%           8.5%
12/31/2015          1.24             0            0          0.25%          -2.5%
12/31/2014          1.27             0            0          0.25%           0.8%
12/31/2013          1.26             0            0          0.25%          14.1%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.66             0  $         0          0.00%          21.8%
12/31/2016          1.36             0            0          0.00%           8.8%
12/31/2015          1.25             0            0          0.00%          -2.3%
12/31/2014          1.28             0            0          0.00%           1.1%
12/31/2013          1.27             0            0          0.00%          14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        1.5%
    2014        6.5%
    2013        5.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2055 FUND ADMINISTRATIVE CLASS - 01880B652

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       149,253   $       136,976            7,753
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (79)
                                     ----------------
Net assets                           $       149,174
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       149,174          96,408  $         1.55
Band 100                                        --              --            1.57
Band 75                                         --              --            1.59
Band 50                                         --              --            1.61
Band 25                                         --              --            1.64
Band 0                                          --              --            1.66
                                   ---------------  --------------
 Total                             $       149,174          96,408
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          8,011
Mortality & expense charges                                                            (1,740)
                                                                             -----------------
Net investment income (loss)                                                            6,271
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,735
Realized gain distributions                                                               826
Net change in unrealized appreciation (depreciation)                                   11,695
                                                                             -----------------
Net gain (loss)                                                                        19,256
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         25,527
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,271   $          1,046
Net realized gain (loss)                                            6,735               (328)
Realized gain distributions                                           826              2,282
Net change in unrealized appreciation (depreciation)               11,695              4,103
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  25,527              7,103
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           57,645             43,617
Cost of units redeemed                                            (45,289)            (9,841)
Account charges                                                    (1,168)              (843)
                                                         -----------------  -----------------
Increase (decrease)                                                11,188             32,933
                                                         -----------------  -----------------
Net increase (decrease)                                            36,715             40,036
Net assets, beginning                                             112,459             72,423
                                                         -----------------  -----------------
Net assets, ending                                       $        149,174   $        112,459
                                                         =================  =================

Units sold                                                         40,122             35,727
Units redeemed                                                    (31,129)            (8,547)
                                                         -----------------  -----------------
Net increase (decrease)                                             8,993             27,180
Units outstanding, beginning                                       87,415             60,235
                                                         -----------------  -----------------
Units outstanding, ending                                          96,408             87,415
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        204,170
Cost of units redeemed/account charges                                                (83,974)
Net investment income (loss)                                                            8,499
Net realized gain (loss)                                                                3,346
Realized gain distributions                                                             4,856
Net change in unrealized appreciation (depreciation)                                   12,277
                                                                             -----------------
Net assets                                                                   $        149,174
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.55            96  $       149          1.25%          20.3%
12/31/2016          1.29            87          112          1.25%           7.0%
12/31/2015          1.20            60           72          1.25%          -3.3%
12/31/2014          1.24             8           10          1.25%           0.0%
12/31/2013          1.24             1            2          1.25%          13.2%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.57             0  $         0          1.00%          20.6%
12/31/2016          1.30             0            0          1.00%           7.3%
12/31/2015          1.21             0            0          1.00%          -3.1%
12/31/2014          1.25             0            0          1.00%           0.2%
12/31/2013          1.25             0            0          1.00%          13.4%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.59             0  $         0          0.75%          20.9%
12/31/2016          1.32             0            0          0.75%           7.5%
12/31/2015          1.22             0            0          0.75%          -2.9%
12/31/2014          1.26             0            0          0.75%           0.5%
12/31/2013          1.25             0            0          0.75%          13.7%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.61             0  $         0          0.50%          21.2%
12/31/2016          1.33             0            0          0.50%           7.8%
12/31/2015          1.24             0            0          0.50%          -2.6%
12/31/2014          1.27             0            0          0.50%           0.7%
12/31/2013          1.26             0            0          0.50%          14.0%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.64             0  $         0          0.25%          21.5%
12/31/2016          1.35             0            0          0.25%           8.1%
12/31/2015          1.25             0            0          0.25%          -2.4%
12/31/2014          1.28             0            0          0.25%           1.0%
12/31/2013          1.26             0            0          0.25%          14.3%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.66             0  $         0          0.00%          21.8%
12/31/2016          1.36             0            0          0.00%           8.3%
12/31/2015          1.26             0            0          0.00%          -2.1%
12/31/2014          1.28             0            0          0.00%           1.3%
12/31/2013          1.27             0            0          0.00%          14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        6.1%
    2016        2.4%
    2015        3.3%
    2014        6.9%
    2013        4.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             ALLIANZGI RETIREMENT 2055 FUND A CLASS - 01880B694

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.54
Band 100                                        --              --            1.56
Band 75                                         --              --            1.59
Band 50                                         --              --            1.61
Band 25                                         --              --            1.63
Band 0                                          --              --            1.65
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             (4)
Net realized gain (loss)                                               --                 (6)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 53
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations                      --                 43
                                                         ----------------   -----------------

Contract owner transactions:
Proceeds from units sold                                               --                626
Cost of units redeemed                                                 --             (2,023)
Account charges                                                        --                 --
                                                         ----------------   -----------------
Increase (decrease)                                                    --             (1,397)
                                                         ----------------   -----------------
Net increase (decrease)                                                --             (1,354)
Net assets, beginning                                                  --              1,354
                                                         ----------------   -----------------
Net assets, ending                                       $             --   $             --
                                                         ================   =================

Units sold                                                             --                553
Units redeemed                                                         --             (1,681)
                                                         ----------------   -----------------
Net increase (decrease)                                                --             (1,128)
Units outstanding, beginning                                           --              1,128
                                                         ----------------   -----------------
Units outstanding, ending                                              --                 --
                                                         ================   =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $           2,258
Cost of units redeemed/account charges                                                    (2,284)
Net investment income (loss)                                                                  14
Net realized gain (loss)                                                                      (6)
Realized gain distributions                                                                   18
Net change in unrealized appreciation (depreciation)                                          --
                                                                               ------------------
Net assets                                                                     $              --
                                                                               ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.54             0  $         0          1.25%          20.2%
12/31/2016          1.28             0            0          1.25%           7.0%
12/31/2015          1.20             1            1          1.25%          -3.4%
12/31/2014          1.24             0            0          1.25%           0.0%
12/31/2013          1.24             0            0          1.25%          13.1%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.56             0  $         0          1.00%          20.5%
12/31/2016          1.30             0            0          1.00%           7.3%
12/31/2015          1.21             0            0          1.00%          -3.1%
12/31/2014          1.25             0            0          1.00%           0.2%
12/31/2013          1.25             0            0          1.00%          13.4%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.59             0  $         0          0.75%          20.8%
12/31/2016          1.31             0            0          0.75%           7.5%
12/31/2015          1.22             0            0          0.75%          -2.9%
12/31/2014          1.26             0            0          0.75%           0.5%
12/31/2013          1.25             0            0          0.75%          13.7%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.61             0  $         0          0.50%          21.1%
12/31/2016          1.33             0            0          0.50%           7.8%
12/31/2015          1.23             0            0          0.50%          -2.7%
12/31/2014          1.27             0            0          0.50%           0.7%
12/31/2013          1.26             0            0          0.50%          14.0%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.63             0  $         0          0.25%          21.4%
12/31/2016          1.34             0            0          0.25%           8.1%
12/31/2015          1.24             0            0          0.25%          -2.4%
12/31/2014          1.27             0            0          0.25%           1.0%
12/31/2013          1.26             0            0          0.25%          14.3%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.65             0  $         0          0.00%          21.7%
12/31/2016          1.36             0            0          0.00%           8.4%
12/31/2015          1.26             0            0          0.00%          -2.2%
12/31/2014          1.28             0            0          0.00%           1.2%
12/31/2013          1.27             0            0          0.00%          14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        3.1%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 ALLIANZGI DYNAMIC MULTI-ASSET INCOME FUND ADMINISTRATIVE CLASS - 01900A189

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $      813,537   $       815,686           43,785
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                (434)
                                     ---------------
Net assets                           $      813,103
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       813,103         674,895  $         1.20
Band 100                                        --              --            1.22
Band 75                                         --              --            1.24
Band 50                                         --              --            1.26
Band 25                                         --              --            1.27
Band 0                                          --              --            1.29
                                   ---------------  --------------
 Total                             $       813,103         674,895
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         42,591
Mortality & expense charges                                                           (10,093)
                                                                             -----------------
Net investment income (loss)                                                           32,498
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  869
Realized gain distributions                                                             9,905
Net change in unrealized appreciation (depreciation)                                   21,405
                                                                             -----------------
Net gain (loss)                                                                        32,179
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         64,677
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         32,498   $         12,629
Net realized gain (loss)                                              869               (407)
Realized gain distributions                                         9,905              3,897
Net change in unrealized appreciation (depreciation)               21,405            (23,554)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  64,677             (7,435)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           38,868            836,908
Cost of units redeemed                                            (67,138)           (47,392)
Account charges                                                    (3,344)            (2,041)
                                                         -----------------  -----------------
Increase (decrease)                                               (31,614)           787,475
                                                         -----------------  -----------------
Net increase (decrease)                                            33,063            780,040
Net assets, beginning                                             780,040                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        813,103   $        780,040
                                                         =================  =================

Units sold                                                         33,291            745,587
Units redeemed                                                    (59,619)           (44,364)
                                                         -----------------  -----------------
Net increase (decrease)                                           (26,328)           701,223
Units outstanding, beginning                                      701,223                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         674,895            701,223
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        896,779
Cost of units redeemed/account charges                                                (140,951)
Net investment income (loss)                                                            45,615
Net realized gain (loss)                                                                  (417)
Realized gain distributions                                                             14,226
Net change in unrealized appreciation (depreciation)                                    (2,149)
                                                                              -----------------
Net assets                                                                    $        813,103
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.20           675  $       813          1.25%           8.3%
12/31/2016          1.11           701          780          1.25%           6.1%
12/31/2015          1.05             0            0          1.25%          -3.0%
12/31/2014          1.08            16           18          1.25%           0.9%
12/31/2013          1.07            10           11          1.25%           1.5%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.22             0  $         0          1.00%           8.6%
12/31/2016          1.13             0            0          1.00%           6.3%
12/31/2015          1.06             0            0          1.00%          -2.8%
12/31/2014          1.09             0            0          1.00%           1.1%
12/31/2013          1.08             0            0          1.00%           1.8%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.24             0  $         0          0.75%           8.8%
12/31/2016          1.14             0            0          0.75%           6.6%
12/31/2015          1.07             0            0          0.75%          -2.5%
12/31/2014          1.10             0            0          0.75%           1.4%
12/31/2013          1.08             0            0          0.75%           2.0%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.26             0  $         0          0.50%           9.1%
12/31/2016          1.15             0            0          0.50%           6.9%
12/31/2015          1.08             0            0          0.50%          -2.3%
12/31/2014          1.10             0            0          0.50%           1.6%
12/31/2013          1.08             0            0          0.50%           2.3%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.27             0  $         0          0.25%           9.4%
12/31/2016          1.16             0            0          0.25%           7.1%
12/31/2015          1.09             0            0          0.25%          -2.0%
12/31/2014          1.11             0            0          0.25%           1.9%
12/31/2013          1.09             0            0          0.25%           2.5%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.29             0  $         0          0.00%           9.7%
12/31/2016          1.18             0            0          0.00%           7.4%
12/31/2015          1.10             0            0          0.00%          -1.8%
12/31/2014          1.12             0            0          0.00%           2.1%
12/31/2013          1.09             0            0          0.00%           2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.3%
    2016        4.1%
    2015        1.9%
    2014        3.8%
    2013        3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            ALLIANZGI NFJ DIVIDEND VALUE FUND R CLASS - 018918284

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       443,703  $        465,918           29,413
                                                      ================  ===============
Receivables: investments sold                    149
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       443,852
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       364,570         239,981  $         1.52
Band 100                                    79,282          50,748            1.56
Band 75                                         --              --            1.61
Band 50                                         --              --            1.65
Band 25                                         --              --            1.70
Band 0                                          --              --            1.75
                                   ---------------  --------------
 Total                             $       443,852         290,729
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          8,200
Mortality & expense charges                                                           (6,095)
                                                                            -----------------
Net investment income (loss)                                                           2,105
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              67,130
Realized gain distributions                                                           89,904
Net change in unrealized appreciation (depreciation)                                 (91,201)
                                                                            -----------------
Net gain (loss)                                                                       65,833
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         67,938
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,105   $         11,669
Net realized gain (loss)                                           67,130              9,935
Realized gain distributions                                        89,904             34,752
Net change in unrealized appreciation (depreciation)              (91,201)            91,636
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  67,938            147,992
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           86,709            188,710
Cost of units redeemed                                           (734,154)          (843,098)
Account charges                                                      (314)            (1,037)
                                                         -----------------  -----------------
Increase (decrease)                                              (647,759)          (655,425)
                                                         -----------------  -----------------
Net increase (decrease)                                          (579,821)          (507,433)
Net assets, beginning                                           1,023,673          1,531,106
                                                         -----------------  -----------------
Net assets, ending                                       $        443,852   $      1,023,673
                                                         =================  =================

Units sold                                                         62,942            157,728
Units redeemed                                                   (527,399)          (689,119)
                                                         -----------------  -----------------
Net increase (decrease)                                          (464,457)          (531,391)
Units outstanding, beginning                                      755,186          1,286,577
                                                         -----------------  -----------------
Units outstanding, ending                                         290,729            755,186
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     11,223,005
Cost of units redeemed/account charges                                           (13,097,083)
Net investment income (loss)                                                         354,047
Net realized gain (loss)                                                           1,716,016
Realized gain distributions                                                          270,082
Net change in unrealized appreciation (depreciation)                                 (22,215)
                                                                            -----------------
Net assets                                                                  $        443,852
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.52           240  $       365          1.25%          14.0%
12/31/2016          1.33           615          819          1.25%          14.1%
12/31/2015          1.17         1,035        1,208          1.25%         -10.0%
12/31/2014          1.30         2,493        3,234          1.25%           8.0%
12/31/2013          1.20         3,904        4,690          1.25%          26.8%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.56            51  $        79          1.00%          14.3%
12/31/2016          1.37            54           74          1.00%          14.4%
12/31/2015          1.19            56           67          1.00%          -9.8%
12/31/2014          1.32            54           72          1.00%           8.3%
12/31/2013          1.22             4            5          1.00%          27.1%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.61             0  $         0          0.75%          14.6%
12/31/2016          1.40             0            0          0.75%          14.7%
12/31/2015          1.22             0            0          0.75%          -9.6%
12/31/2014          1.35             0            0          0.75%           8.5%
12/31/2013          1.25             0            0          0.75%          27.4%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.65             0  $         0          0.50%          14.9%
12/31/2016          1.44             0            0          0.50%          15.0%
12/31/2015          1.25             0            0          0.50%          -9.3%
12/31/2014          1.38             0            0          0.50%           8.8%
12/31/2013          1.27             0            0          0.50%          27.7%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.70             0  $         0          0.25%          15.2%
12/31/2016          1.48             0            0          0.25%          15.3%
12/31/2015          1.28             0            0          0.25%          -9.1%
12/31/2014          1.41             0            0          0.25%           9.1%
12/31/2013          1.29             0            0          0.25%          28.0%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.75             0  $         0          0.00%          15.4%
12/31/2016          1.51            86          130          0.00%          15.6%
12/31/2015          1.31           195          256          0.00%          -8.9%
12/31/2014          1.44           199          286          0.00%           9.3%
12/31/2013          1.31           199          261          0.00%          28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        2.0%
    2015        2.4%
    2014        1.2%
    2013        2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
  ALLIANZGI DYNAMIC MULTI-ASSET INCOME FUND A CLASS - 01900A254 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.21
Band 100                                        --              --            1.23
Band 75                                         --              --            1.25
Band 50                                         --              --            1.27
Band 25                                         --              --            1.28
Band 0                                          --              --            1.30
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.21             0  $         0          1.25%           8.2%
12/31/2016          1.12             0            0          1.25%           7.1%
12/31/2015          1.05             0            0          1.25%          -3.0%
12/31/2014          1.08             0            0          1.25%           0.8%
12/31/2013          1.07             0            0          1.25%           1.5%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.23             0  $         0          1.00%           8.5%
12/31/2016          1.13             0            0          1.00%           7.4%
12/31/2015          1.06             0            0          1.00%          -2.8%
12/31/2014          1.09             0            0          1.00%           1.0%
12/31/2013          1.07             0            0          1.00%           1.7%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.25             0  $         0          0.75%           8.8%
12/31/2016          1.15             0            0          0.75%           7.7%
12/31/2015          1.07             0            0          0.75%          -2.5%
12/31/2014          1.09             0            0          0.75%           1.3%
12/31/2013          1.08             0            0          0.75%           2.0%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.27             0  $         0          0.50%           9.0%
12/31/2016          1.16             0            0          0.50%           7.9%
12/31/2015          1.08             0            0          0.50%          -2.3%
12/31/2014          1.10             0            0          0.50%           1.5%
12/31/2013          1.08             0            0          0.50%           2.2%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.28             0  $         0          0.25%           9.3%
12/31/2016          1.17             0            0          0.25%           8.2%
12/31/2015          1.08             0            0          0.25%          -2.0%
12/31/2014          1.11             0            0          0.25%           1.8%
12/31/2013          1.09             0            0          0.25%           2.5%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.30             0  $         0          0.00%           9.6%
12/31/2016          1.19             0            0          0.00%           8.5%
12/31/2015          1.09             0            0          0.00%          -1.8%
12/31/2014          1.11             0            0          0.00%           2.1%
12/31/2013          1.09             0            0          0.00%           2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      ALLIANZGI NFJ MID-CAP VALUE FUND ADMINISTRATIVE CLASS - 018918631

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       208,574   $       177,436            6,415
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,419)
                                     ----------------
Net assets                           $       207,155
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       194,506          69,580  $         2.80
Band 100                                        --              --            2.90
Band 75                                         --              --            3.00
Band 50                                         --              --            3.11
Band 25                                         --              --            3.22
Band 0                                      12,649           3,724            3.40
                                   ---------------  --------------
 Total                             $       207,155          73,304
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          1,975
Mortality & expense charges                                                           (1,749)
                                                                            -----------------
Net investment income (loss)                                                             226
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              13,619
Realized gain distributions                                                           16,208
Net change in unrealized appreciation (depreciation)                                   3,148
                                                                            -----------------
Net gain (loss)                                                                       32,975
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         33,201
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            226   $         (4,378)
Net realized gain (loss)                                           13,619            187,210
Realized gain distributions                                        16,208                 70
Net change in unrealized appreciation (depreciation)                3,148           (131,274)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  33,201             51,628
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           82,505             36,843
Cost of units redeemed                                            (39,396)          (660,017)
Account charges                                                       (85)               (69)
                                                         -----------------  -----------------
Increase (decrease)                                                43,024           (623,243)
                                                         -----------------  -----------------
Net increase (decrease)                                            76,225           (571,615)
Net assets, beginning                                             130,930            702,545
                                                         -----------------  -----------------
Net assets, ending                                       $        207,155   $        130,930
                                                         =================  =================

Units sold                                                         30,185             18,374
Units redeemed                                                    (14,996)          (323,281)
                                                         -----------------  -----------------
Net increase (decrease)                                            15,189           (304,907)
Units outstanding, beginning                                       58,115            363,022
                                                         -----------------  -----------------
Units outstanding, ending                                          73,304             58,115
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      7,639,597
Cost of units redeemed/account charges                                            (8,759,087)
Net investment income (loss)                                                        (212,390)
Net realized gain (loss)                                                            (951,269)
Realized gain distributions                                                        2,459,166
Net change in unrealized appreciation (depreciation)                                  31,138
                                                                            -----------------
Net assets                                                                  $        207,155
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.80            70  $       195          1.25%          25.2%
12/31/2016          2.23            56          124          1.25%          15.5%
12/31/2015          1.93           362          700          1.25%          -4.5%
12/31/2014          2.03           408          826          1.25%           7.2%
12/31/2013          1.89           434          820          1.25%          30.5%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.90             0  $         0          1.00%          25.5%
12/31/2016          2.31             0            0          1.00%          15.8%
12/31/2015          1.99             0            0          1.00%          -4.3%
12/31/2014          2.08             0            0          1.00%           7.4%
12/31/2013          1.94             0            0          1.00%          30.8%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.00             0  $         0          0.75%          25.8%
12/31/2016          2.39             0            0          0.75%          16.1%
12/31/2015          2.06             0            0          0.75%          -4.0%
12/31/2014          2.14             0            0          0.75%           7.7%
12/31/2013          1.99             0            0          0.75%          31.1%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.11             0  $         0          0.50%          26.1%
12/31/2016          2.47             0            0          0.50%          16.3%
12/31/2015          2.12             0            0          0.50%          -3.8%
12/31/2014          2.20             0            0          0.50%           8.0%
12/31/2013          2.04             0            0          0.50%          31.4%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.22             0  $         0          0.25%          26.4%
12/31/2016          2.55             0            0          0.25%          16.6%
12/31/2015          2.19             0            0          0.25%          -3.5%
12/31/2014          2.27             0            0          0.25%           8.2%
12/31/2013          2.09             0            0          0.25%          31.8%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.40             4  $        13          0.00%          26.7%
12/31/2016          2.68             3            7          0.00%          16.9%
12/31/2015          2.29             1            3          0.00%          -3.3%
12/31/2014          2.37             0            0          0.00%           8.5%
12/31/2013          2.18             0            0          0.00%          32.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        0.4%
    2015        1.3%
    2014        1.5%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        AMG MANAGERS CADENCE MID CAP FUND INVESTOR CLASS - 00170L602

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         4,607  $         4,325               152
                                                       ===============   ===============
Receivables: investments sold                       1
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         4,608
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         3,948            2,071  $         1.91
Band 100                                        660              342            1.93
Band 75                                          --               --            1.96
Band 50                                          --               --            1.98
Band 25                                          --               --            2.01
Band 0                                           --               --            2.03
                                    ---------------  ---------------
 Total                              $         4,608            2,413
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                               (97)
                                                                             -----------------
Net investment income (loss)                                                              (97)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  656
Realized gain distributions                                                               485
Net change in unrealized appreciation (depreciation)                                      652
                                                                             -----------------
Net gain (loss)                                                                         1,793
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          1,696
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (97)  $           (123)
Net realized gain (loss)                                              656               (696)
Realized gain distributions                                           485                653
Net change in unrealized appreciation (depreciation)                  652              1,181
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   1,696              1,015
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            1,518              1,359
Cost of units redeemed                                            (10,762)            (6,935)
Account charges                                                       (16)               (10)
                                                         -----------------  -----------------
Increase (decrease)                                                (9,260)            (5,586)
                                                         -----------------  -----------------
Net increase (decrease)                                            (7,564)            (4,571)
Net assets, beginning                                              12,172             16,743
                                                         -----------------  -----------------
Net assets, ending                                       $          4,608   $         12,172
                                                         =================  =================

Units sold                                                            927                956
Units redeemed                                                     (6,416)            (4,523)
                                                         -----------------  -----------------
Net increase (decrease)                                            (5,489)            (3,567)
Units outstanding, beginning                                        7,902             11,469
                                                         -----------------  -----------------
Units outstanding, ending                                           2,413              7,902
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         76,136
Cost of units redeemed/account charges                                                (86,955)
Net investment income (loss)                                                             (838)
Net realized gain (loss)                                                                9,620
Realized gain distributions                                                             6,363
Net change in unrealized appreciation (depreciation)                                      282
                                                                             -----------------
Net assets                                                                   $          4,608
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.91             2  $         4          1.25%          23.9%
12/31/2016          1.54             7           11          1.25%           5.7%
12/31/2015          1.45             7           10          1.25%          -2.5%
12/31/2014          1.49             8           12          1.25%          10.1%
12/31/2013          1.35             7            9          1.25%          29.4%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.93             0  $         1          1.00%          24.2%
12/31/2016          1.55             1            1          1.00%           6.0%
12/31/2015          1.47             5            7          1.00%          -2.2%
12/31/2014          1.50             4            7          1.00%          10.4%
12/31/2013          1.36            10           13          1.00%          29.7%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.96             0  $         0          0.75%          24.5%
12/31/2016          1.57             0            0          0.75%           6.3%
12/31/2015          1.48             0            0          0.75%          -2.0%
12/31/2014          1.51             0            0          0.75%          10.7%
12/31/2013          1.36             0            0          0.75%          30.1%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.98             0  $         0          0.50%          24.8%
12/31/2016          1.59             0            0          0.50%           6.5%
12/31/2015          1.49             0            0          0.50%          -1.7%
12/31/2014          1.52             0            0          0.50%          11.0%
12/31/2013          1.37             0            0          0.50%          30.4%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.01             0  $         0          0.25%          25.1%
12/31/2016          1.60             0            0          0.25%           6.8%
12/31/2015          1.50             0            0          0.25%          -1.5%
12/31/2014          1.52             0            0          0.25%          11.2%
12/31/2013          1.37             0            0          0.25%          30.7%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.03             0  $         0          0.00%          25.5%
12/31/2016          1.62             0            0          0.00%           7.1%
12/31/2015          1.51             0            0          0.00%          -1.2%
12/31/2014          1.53             0            0          0.00%          11.5%
12/31/2013          1.37             0            0          0.00%          31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.4%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         AMG MANAGERS CADENCE MID CAP FUND SERVICE CLASS - 00170L701

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        11,850   $        11,547              378
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (20)
                                     ----------------
Net assets                           $        11,830
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  ---------------
Band 125                            $       11,830            5,965  $          1.98
Band 100                                        --               --             2.04
Band 75                                         --               --             2.10
Band 50                                         --               --             2.16
Band 25                                         --               --             2.22
Band 0                                          --               --             2.28
                                    --------------  ---------------
 Total                              $       11,830            5,965
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $             --
Mortality & expense charges                                                                 (81)
                                                                               -----------------
Net investment income (loss)                                                                (81)
                                                                               -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      3
Realized gain distributions                                                               1,212
Net change in unrealized appreciation (depreciation)                                        328
                                                                               -----------------
Net gain (loss)                                                                           1,543
                                                                               -----------------

Increase (decrease) in net assets from operations                              $          1,462
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (81)  $              2
Net realized gain (loss)                                                3                 --
Realized gain distributions                                         1,212                 17
Net change in unrealized appreciation (depreciation)                  328                (25)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   1,462                 (6)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           10,059                340
Cost of units redeemed                                                (25)                --
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                                10,034                340
                                                         -----------------  -----------------
Net increase (decrease)                                            11,496                334
Net assets, beginning                                                 334                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         11,830   $            334
                                                         =================  =================

Units sold                                                          5,769                209
Units redeemed                                                        (13)                --
                                                         -----------------  -----------------
Net increase (decrease)                                             5,756                209
Units outstanding, beginning                                          209                 --
                                                         -----------------  -----------------
Units outstanding, ending                                           5,965                209
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         19,274
Cost of units redeemed/account charges                                                 (9,519)
Net investment income (loss)                                                             (158)
Net realized gain (loss)                                                                  701
Realized gain distributions                                                             1,229
Net change in unrealized appreciation (depreciation)                                      303
                                                                             -----------------
Net assets                                                                   $         11,830
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.98             6  $        12          1.25%          24.2%
12/31/2016          1.60             0            0          1.25%           5.9%
12/31/2015          1.51             0            0          1.25%          -2.3%
12/31/2014          1.54             0            0          1.25%          10.3%
12/31/2013          1.40             0            0          1.25%          29.6%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.04             0  $         0          1.00%          24.5%
12/31/2016          1.64             0            0          1.00%           6.2%
12/31/2015          1.54             0            0          1.00%          -2.0%
12/31/2014          1.58             0            0          1.00%          10.6%
12/31/2013          1.42             0            0          1.00%          29.9%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.10             0  $         0          0.75%          24.8%
12/31/2016          1.68             0            0          0.75%           6.4%
12/31/2015          1.58             0            0          0.75%          -1.8%
12/31/2014          1.61             0            0          0.75%          10.8%
12/31/2013          1.45             0            0          0.75%          30.3%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.16             0  $         0          0.50%          25.1%
12/31/2016          1.72             0            0          0.50%           6.7%
12/31/2015          1.62             0            0          0.50%          -1.6%
12/31/2014          1.64             0            0          0.50%          11.1%
12/31/2013          1.48             0            0          0.50%          30.6%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.22             0  $         0          0.25%          25.4%
12/31/2016          1.77             0            0          0.25%           6.9%
12/31/2015          1.65             0            0          0.25%          -1.3%
12/31/2014          1.68             0            0          0.25%          11.4%
12/31/2013          1.50             0            0          0.25%          30.9%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.28             0  $         0          0.00%          25.7%
12/31/2016          1.81             0            0          0.00%           7.2%
12/31/2015          1.69             0            0          0.00%          -1.1%
12/31/2014          1.71             0            0          0.00%          11.7%
12/31/2013          1.53             0            0          0.00%          31.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        1.2%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            ALLIANZGI NFJ MID-CAP VALUE FUND R CLASS - 018918680

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $      579,169   $       502,617           21,501
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                (777)
                                     ---------------
Net assets                           $      578,392
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       356,054         128,080  $         2.78
Band 100                                   222,338          77,179            2.88
Band 75                                         --              --            2.99
Band 50                                         --              --            3.09
Band 25                                         --              --            3.21
Band 0                                          --              --            3.32
                                   ---------------  --------------
 Total                             $       578,392         205,259
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          5,061
Mortality & expense charges                                                           (4,802)
                                                                            -----------------
Net investment income (loss)                                                             259
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              14,409
Realized gain distributions                                                           53,571
Net change in unrealized appreciation (depreciation)                                  24,749
                                                                            -----------------
Net gain (loss)                                                                       92,729
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         92,988
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            259   $           (292)
Net realized gain (loss)                                           14,409             27,758
Realized gain distributions                                        53,571                219
Net change in unrealized appreciation (depreciation)               24,749             12,535
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  92,988             40,220
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          175,995            135,258
Cost of units redeemed                                            (53,140)          (216,071)
Account charges                                                       (96)               (23)
                                                         -----------------  -----------------
Increase (decrease)                                               122,759            (80,836)
                                                         -----------------  -----------------
Net increase (decrease)                                           215,747            (40,616)
Net assets, beginning                                             362,645            403,261
                                                         -----------------  -----------------
Net assets, ending                                       $        578,392   $        362,645
                                                         =================  =================

Units sold                                                         68,758             70,609
Units redeemed                                                    (23,424)          (116,337)
                                                         -----------------  -----------------
Net increase (decrease)                                            45,334            (45,728)
Units outstanding, beginning                                      159,925            205,653
                                                         -----------------  -----------------
Units outstanding, ending                                         205,259            159,925
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     1,150,419
Cost of units redeemed/account charges                                             (830,802)
Net investment income (loss)                                                          5,340
Net realized gain (loss)                                                            102,871
Realized gain distributions                                                          74,012
Net change in unrealized appreciation (depreciation)                                 76,552
                                                                            ----------------
Net assets                                                                  $       578,392
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.78           128  $       356          1.25%          24.7%
12/31/2016          2.23            77          172          1.25%          15.1%
12/31/2015          1.94           123          239          1.25%          -4.9%
12/31/2014          2.04           134          272          1.25%           6.8%
12/31/2013          1.91           208          396          1.25%          30.0%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.88            77  $       222          1.00%          25.0%
12/31/2016          2.30            83          191          1.00%          15.4%
12/31/2015          2.00            82          164          1.00%          -4.6%
12/31/2014          2.09            94          197          1.00%           7.1%
12/31/2013          1.96             0            0          1.00%          30.3%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.99             0  $         0          0.75%          25.4%
12/31/2016          2.38             0            0          0.75%          15.6%
12/31/2015          2.06             0            0          0.75%          -4.4%
12/31/2014          2.15             0            0          0.75%           7.3%
12/31/2013          2.01             0            0          0.75%          30.7%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.09             0  $         0          0.50%          25.7%
12/31/2016          2.46             0            0          0.50%          15.9%
12/31/2015          2.12             0            0          0.50%          -4.2%
12/31/2014          2.22             0            0          0.50%           7.6%
12/31/2013          2.06             0            0          0.50%          31.0%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.21             0  $         0          0.25%          26.0%
12/31/2016          2.54             0            0          0.25%          16.2%
12/31/2015          2.19             0            0          0.25%          -3.9%
12/31/2014          2.28             0            0          0.25%           7.9%
12/31/2013          2.11             0            0          0.25%          31.3%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.32             0  $         0          0.00%          26.3%
12/31/2016          2.63             0            0          0.00%          16.5%
12/31/2015          2.26             0            0          0.00%          -3.7%
12/31/2014          2.34             0            0          0.00%           8.2%
12/31/2013          2.17             0            0          0.00%          31.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        0.9%
    2015        1.3%
    2014        1.6%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                PIMCO ALL ASSET FUND ADMIN CLASS - 722005618

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        101,325  $        92,980            8,323
                                                       ===============  ===============
Receivables: investments sold                      59
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        101,384
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       101,384          82,256  $         1.23
Band 100                                        --              --            1.25
Band 75                                         --              --            1.27
Band 50                                         --              --            1.29
Band 25                                         --              --            1.32
Band 0                                          --              --            1.34
                                   ---------------  --------------
 Total                             $       101,384          82,256
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          4,022
Mortality & expense charges                                                            (1,095)
                                                                             -----------------
Net investment income (loss)                                                            2,927
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                  994
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    5,974
                                                                             -----------------
Net gain (loss)                                                                         6,968
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          9,895
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,927   $          3,308
Net realized gain (loss)                                              994            (61,663)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                5,974            143,795
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   9,895             85,440
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           28,404             82,363
Cost of units redeemed                                             (8,512)          (886,971)
Account charges                                                       (26)              (107)
                                                         -----------------  -----------------
Increase (decrease)                                                19,866           (804,715)
                                                         -----------------  -----------------
Net increase (decrease)                                            29,761           (719,275)
Net assets, beginning                                              71,623            790,898
                                                         -----------------  -----------------
Net assets, ending                                       $        101,384   $         71,623
                                                         =================  =================

Units sold                                                         24,113             80,333
Units redeemed                                                     (7,101)          (820,059)
                                                         -----------------  -----------------
Net increase (decrease)                                            17,012           (739,726)
Units outstanding, beginning                                       65,244            804,970
                                                         -----------------  -----------------
Units outstanding, ending                                          82,256             65,244
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,695,820
Cost of units redeemed/account charges                                             (2,604,849)
Net investment income (loss)                                                           80,227
Net realized gain (loss)                                                              (78,159)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    8,345
                                                                             -----------------
Net assets                                                                   $        101,384
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.23            82  $       101          1.25%          12.3%
12/31/2016          1.10            65           72          1.25%          11.7%
12/31/2015          0.98           805          791          1.25%         -10.1%
12/31/2014          1.09           773          844          1.25%          -0.7%
12/31/2013          1.10           812          893          1.25%          -0.8%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.25             0  $         0          1.00%          12.6%
12/31/2016          1.11             0            0          1.00%          12.0%
12/31/2015          0.99             0            0          1.00%          -9.9%
12/31/2014          1.10             0            0          1.00%          -0.4%
12/31/2013          1.11             0            0          1.00%          -0.5%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.27             0  $         0          0.75%          12.8%
12/31/2016          1.13             0            0          0.75%          12.3%
12/31/2015          1.01             0            0          0.75%          -9.6%
12/31/2014          1.11             0            0          0.75%          -0.2%
12/31/2013          1.11             0            0          0.75%          -0.3%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.29             0  $         0          0.50%          13.1%
12/31/2016          1.14             0            0          0.50%          12.6%
12/31/2015          1.02             0            0          0.50%          -9.4%
12/31/2014          1.12             0            0          0.50%           0.1%
12/31/2013          1.12             0            0          0.50%           0.0%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.32             0  $         0          0.25%          13.4%
12/31/2016          1.16             0            0          0.25%          12.8%
12/31/2015          1.03             0            0          0.25%          -9.2%
12/31/2014          1.13             0            0          0.25%           0.3%
12/31/2013          1.13             0            0          0.25%           0.2%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.34             0  $         0          0.00%          13.7%
12/31/2016          1.18             0            0          0.00%          13.1%
12/31/2015          1.04             0            0          0.00%          -8.9%
12/31/2014          1.14             0            0          0.00%           0.6%
12/31/2013          1.14             0            0          0.00%           0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.6%
    2016        2.8%
    2015        3.4%
    2014        4.4%
    2013        7.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                  PIMCO ALL ASSET FUND R CLASS - 72201F789

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         2,038  $         1,810              168
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         2,038
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         2,038            1,796  $         1.13
Band 100                                         --               --            1.15
Band 75                                          --               --            1.16
Band 50                                          --               --            1.17
Band 25                                          --               --            1.19
Band 0                                           --               --            1.20
                                    ---------------  ---------------
 Total                              $         2,038            1,796
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $             75
Mortality & expense charges                                                                 (23)
                                                                               -----------------
Net investment income (loss)                                                                 52
                                                                               -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      2
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                        147
                                                                               -----------------
Net gain (loss)                                                                             149
                                                                               -----------------

Increase (decrease) in net assets from operations                              $            201
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2017*               2016*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $              52   $             (8)
Net realized gain (loss)                                                  2             (1,412)
Realized gain distributions                                              --                 --
Net change in unrealized appreciation (depreciation)                    147              2,911
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                       201              1,491
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                                198              2,343
Cost of units redeemed                                                   --            (26,065)
Account charges                                                          (3)                --
                                                          ------------------  -----------------
Increase (decrease)                                                     195            (23,722)
                                                          ------------------  -----------------
Net increase (decrease)                                                 396            (22,231)
Net assets, beginning                                                 1,642             23,873
                                                          ------------------  -----------------
Net assets, ending                                        $           2,038   $          1,642
                                                          ==================  =================

Units sold                                                              182              2,517
Units redeemed                                                           (3)           (27,039)
                                                          ------------------  -----------------
Net increase (decrease)                                                 179            (24,522)
Units outstanding, beginning                                          1,617             26,139
                                                          ------------------  -----------------
Units outstanding, ending                                             1,796              1,617
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        239,783
Cost of units redeemed/account charges                                               (227,810)
Net investment income (loss)                                                            5,978
Net realized gain (loss)                                                              (16,141)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                      228
                                                                             -----------------
Net assets                                                                   $          2,038
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.13             2  $         2          1.25%          11.7%
12/31/2016          1.02             2            2          1.25%          11.2%
12/31/2015          0.91            26           24          1.25%         -10.6%
12/31/2014          1.02           171          175          1.25%          -1.2%
12/31/2013          1.03            49           51          1.25%           3.3%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.15             0  $         0          1.00%          12.0%
12/31/2016          1.02             0            0          1.00%          11.5%
12/31/2015          0.92             0            0          1.00%         -10.3%
12/31/2014          1.03             0            0          1.00%          -0.9%
12/31/2013          1.03             0            0          1.00%           3.5%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.16             0  $         0          0.75%          12.3%
12/31/2016          1.03             0            0          0.75%          11.7%
12/31/2015          0.92             0            0          0.75%         -10.1%
12/31/2014          1.03             0            0          0.75%          -0.7%
12/31/2013          1.04             0            0          0.75%           3.6%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.17             0  $         0          0.50%          12.6%
12/31/2016          1.04             0            0          0.50%          12.0%
12/31/2015          0.93             0            0          0.50%          -9.9%
12/31/2014          1.03             0            0          0.50%          -0.4%
12/31/2013          1.04             0            0          0.50%           3.8%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.19             0  $         0          0.25%          12.8%
12/31/2016          1.05             0            0          0.25%          12.3%
12/31/2015          0.94             0            0          0.25%          -9.7%
12/31/2014          1.04             0            0          0.25%          -0.2%
12/31/2013          1.04             0            0          0.25%           3.9%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.20             0  $         0          0.00%          13.1%
12/31/2016          1.06             0            0          0.00%          12.6%
12/31/2015          0.94             0            0          0.00%          -9.4%
12/31/2014          1.04             0            0          0.00%           0.1%
12/31/2013          1.04             0            0          0.00%           4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.1%
    2016        1.0%
    2015        1.7%
    2014        4.7%
    2013        5.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     ALLIANZGI NFJ SMALL-CAP VALUE FUND ADMINISTRATIVE CLASS - 018918706

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     8,463,363  $      9,673,588          392,505
                                                      ================  ===============
Receivables: investments sold                 14,747
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     8,478,110
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     8,478,110       4,635,053  $          1.83
Band 100                                         --              --             1.88
Band 75                                          --              --             1.93
Band 50                                          --              --             1.98
Band 25                                          --              --             2.03
Band 0                                           --              --             2.09
                                    ---------------  --------------
 Total                              $     8,478,110       4,635,053
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         47,889
Mortality & expense charges                                                         (114,628)
                                                                            -----------------
Net investment income (loss)                                                         (66,739)
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            (781,158)
Realized gain distributions                                                        1,430,311
Net change in unrealized appreciation (depreciation)                                 167,387
                                                                            -----------------
Net gain (loss)                                                                      816,540
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        749,801
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (66,739)  $         82,657
Net realized gain (loss)                                         (781,158)        (1,600,165)
Realized gain distributions                                     1,430,311            348,308
Net change in unrealized appreciation (depreciation)              167,387          4,032,425
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 749,801          2,863,225
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,258,687          2,315,269
Cost of units redeemed                                         (8,352,821)        (6,075,288)
Account charges                                                    (2,471)            (8,151)
                                                         -----------------  -----------------
Increase (decrease)                                            (7,096,605)        (3,768,170)
                                                         -----------------  -----------------
Net increase (decrease)                                        (6,346,804)          (904,945)
Net assets, beginning                                          14,824,914         15,729,859
                                                         -----------------  -----------------
Net assets, ending                                       $      8,478,110   $     14,824,914
                                                         =================  =================

Units sold                                                        732,833          1,583,191
Units redeemed                                                 (4,691,601)        (4,143,709)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,958,768)        (2,560,518)
Units outstanding, beginning                                    8,593,821         11,154,339
                                                         -----------------  -----------------
Units outstanding, ending                                       4,635,053          8,593,821
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     48,418,852
Cost of units redeemed/account charges                                           (52,937,175)
Net investment income (loss)                                                       1,128,200
Net realized gain (loss)                                                            (654,434)
Realized gain distributions                                                       13,732,892
Net change in unrealized appreciation (depreciation)                              (1,210,225)
                                                                            -----------------
Net assets                                                                  $      8,478,110
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.83         4,635  $     8,478          1.25%           8.4%
12/31/2016          1.69         7,074       11,935          1.25%          21.7%
12/31/2015          1.39         9,492       13,163          1.25%          -9.3%
12/31/2014          1.53        11,766       17,993          1.25%           0.5%
12/31/2013          1.52        16,301       24,812          1.25%          30.1%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.88             0  $         0          1.00%           8.7%
12/31/2016          1.73             0            0          1.00%          22.0%
12/31/2015          1.42             0            0          1.00%          -9.1%
12/31/2014          1.56             0            0          1.00%           0.7%
12/31/2013          1.55             0            0          1.00%          30.4%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.93             0  $         0          0.75%           9.0%
12/31/2016          1.77             0            0          0.75%          22.3%
12/31/2015          1.45             0            0          0.75%          -8.9%
12/31/2014          1.59             0            0          0.75%           1.0%
12/31/2013          1.57             0            0          0.75%          30.7%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      1.98             0  $         0          0.50%           9.2%
12/31/2016          1.81             0            0          0.50%          22.6%
12/31/2015          1.48             0            0          0.50%          -8.6%
12/31/2014          1.62             0            0          0.50%           1.2%
12/31/2013          1.60             0            0          0.50%          31.1%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.03             0  $         0          0.25%           9.5%
12/31/2016          1.86             0            0          0.25%          22.9%
12/31/2015          1.51             0            0          0.25%          -8.4%
12/31/2014          1.65             0            0          0.25%           1.5%
12/31/2013          1.63             0            0          0.25%          31.4%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.09             0  $         0          0.00%           9.8%
12/31/2016          1.90         1,519        2,890          0.00%          23.2%
12/31/2015          1.54         1,662        2,567          0.00%          -8.2%
12/31/2014          1.68         1,700        2,859          0.00%           1.7%
12/31/2013          1.65         2,107        3,484          0.00%          31.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        1.5%
    2015        1.7%
    2014        2.3%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           PIMCO COMMODITIESPLUS STRATEGY ADMIN CLASS - 72202E104

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $             4  $             4               --
                                                      ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   --
                                     ---------------
Net assets                           $             4
                                     ===============

                                                           UNITS        ACCUMULATION
                                       NET ASSETS       OUTSTANDING      UNIT VALUE
                                     ---------------  ---------------  ---------------
Band 125                             $             4                5  $          0.85
Band 100                                          --               --             0.86
Band 75                                           --               --             0.86
Band 50                                           --               --             0.87
Band 25                                           --               --             0.88
Band 0                                            --               --             0.88
                                     ---------------  ---------------
 Total                               $             4                5
                                     ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         10,378
Mortality & expense charges                                                           (5,429)
                                                                            -----------------
Net investment income (loss)                                                           4,949
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            (108,441)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  38,398
                                                                            -----------------
Net gain (loss)                                                                      (70,043)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (65,094)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,949   $         (8,226)
Net realized gain (loss)                                         (108,441)           (64,502)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               38,398            193,625
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (65,094)           120,897
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          137,278            260,953
Cost of units redeemed                                           (992,046)          (196,205)
Account charges                                                      (422)              (575)
                                                         -----------------  -----------------
Increase (decrease)                                              (855,190)            64,173
                                                         -----------------  -----------------
Net increase (decrease)                                          (920,284)           185,070
Net assets, beginning                                             920,288            735,218
                                                         -----------------  -----------------
Net assets, ending                                       $              4   $        920,288
                                                         =================  =================

Units sold                                                        181,540            382,488
Units redeemed                                                 (1,361,876)          (308,976)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,180,336)            73,512
Units outstanding, beginning                                    1,180,341          1,106,829
                                                         -----------------  -----------------
Units outstanding, ending                                               5          1,180,341
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,451,828
Cost of units redeemed/account charges                                            (1,277,005)
Net investment income (loss)                                                             513
Net realized gain (loss)                                                            (175,332)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                      --
                                                                            -----------------
Net assets                                                                  $              4
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      0.85             0  $         0          1.25%           9.2%
12/31/2016          0.78         1,180          920          1.25%          17.4%
12/31/2015          0.66         1,107          735          1.25%         -29.4%
12/31/2014          0.94             0            0          1.25%          -6.0%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      0.86             0  $         0          1.00%           9.5%
12/31/2016          0.78             0            0          1.00%          17.7%
12/31/2015          0.67             0            0          1.00%         -29.2%
12/31/2014          0.94             0            0          1.00%          -6.0%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      0.86             0  $         0          0.75%           9.7%
12/31/2016          0.79             0            0          0.75%          18.0%
12/31/2015          0.67             0            0          0.75%         -29.0%
12/31/2014          0.94             0            0          0.75%          -5.9%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      0.87             0  $         0          0.50%          10.0%
12/31/2016          0.79             0            0          0.50%          18.3%
12/31/2015          0.67             0            0          0.50%         -28.8%
12/31/2014          0.94             0            0          0.50%          -5.9%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      0.88             0  $         0          0.25%          10.3%
12/31/2016          0.80             0            0          0.25%          18.6%
12/31/2015          0.67             0            0          0.25%         -28.6%
12/31/2014          0.94             0            0          0.25%          -5.9%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      0.88             0  $         0          0.00%          10.6%
12/31/2016          0.80             0            0          0.00%          18.8%
12/31/2015          0.67             0            0          0.00%         -28.5%
12/31/2014          0.94             0            0          0.00%          -5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.3%
    2016        0.1%
    2015        3.8%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           ALLIANZGI NFJ SMALL-CAP VALUE FUND R CLASS - 018918755

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      4,608,594  $     5,119,938          199,991
                                                       ===============  ===============
Receivables: investments sold                   7,200
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      4,615,794
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,218,352       1,294,963  $          3.26
Band 100                                    125,438          37,161             3.38
Band 75                                          --              --             3.50
Band 50                                     272,004          75,040             3.62
Band 25                                          --              --             3.76
Band 0                                           --              --             3.89
                                    ---------------  --------------
 Total                              $     4,615,794       1,407,164
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          6,392
Mortality & expense charges                                                           (56,712)
                                                                             -----------------
Net investment income (loss)                                                          (50,320)
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              (44,944)
Realized gain distributions                                                           717,893
Net change in unrealized appreciation (depreciation)                                 (249,383)
                                                                             -----------------
Net gain (loss)                                                                       423,566
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        373,246
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (50,320)  $         (7,349)
Net realized gain (loss)                                          (44,944)          (668,495)
Realized gain distributions                                       717,893            123,298
Net change in unrealized appreciation (depreciation)             (249,383)         1,570,327
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 373,246          1,017,781
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          529,832            747,891
Cost of units redeemed                                         (1,904,556)        (2,572,694)
Account charges                                                    (1,283)            (2,491)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,376,007)        (1,827,294)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,002,761)          (809,513)
Net assets, beginning                                           5,618,555          6,428,068
                                                         -----------------  -----------------
Net assets, ending                                       $      4,615,794   $      5,618,555
                                                         =================  =================

Units sold                                                        177,835            300,084
Units redeemed                                                   (621,966)        (1,003,994)
                                                         -----------------  -----------------
Net increase (decrease)                                          (444,131)          (703,910)
Units outstanding, beginning                                    1,851,295          2,555,205
                                                         -----------------  -----------------
Units outstanding, ending                                       1,407,164          1,851,295
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    36,550,724
Cost of units redeemed/account charges                                          (39,266,506)
Net investment income (loss)                                                         (9,318)
Net realized gain (loss)                                                            175,149
Realized gain distributions                                                       7,677,089
Net change in unrealized appreciation (depreciation)                               (511,344)
                                                                            ----------------
Net assets                                                                  $     4,615,794
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.26         1,295  $     4,218          1.25%           8.0%
12/31/2016          3.02         1,722        5,193          1.25%          21.1%
12/31/2015          2.49         2,341        5,831          1.25%          -9.6%
12/31/2014          2.76         2,645        7,290          1.25%           0.1%
12/31/2013          2.75         3,713       10,229          1.25%          29.6%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.38            37  $       125          1.00%           8.3%
12/31/2016          3.12            28           87          1.00%          21.4%
12/31/2015          2.57            23           59          1.00%          -9.4%
12/31/2014          2.84            47          134          1.00%           0.3%
12/31/2013          2.83            34           96          1.00%          29.9%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.50             0  $         0          0.75%           8.5%
12/31/2016          3.22             0            0          0.75%          21.7%
12/31/2015          2.65             0            0          0.75%          -9.2%
12/31/2014          2.92             0            0          0.75%           0.6%
12/31/2013          2.90             0            0          0.75%          30.3%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.62            75  $       272          0.50%           8.8%
12/31/2016          3.33           102          338          0.50%          22.0%
12/31/2015          2.73           102          278          0.50%          -9.0%
12/31/2014          3.00           101          302          0.50%           0.8%
12/31/2013          2.98            98          291          0.50%          30.6%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.76             0  $         0          0.25%           9.1%
12/31/2016          3.44             0            0          0.25%          22.3%
12/31/2015          2.82             0            0          0.25%          -8.7%
12/31/2014          3.09             0            0          0.25%           1.1%
12/31/2013          3.05             0            0          0.25%          30.9%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      3.89             0  $         0          0.00%           9.4%
12/31/2016          3.56             0            0          0.00%          22.6%
12/31/2015          2.90            90          260          0.00%          -8.5%
12/31/2014          3.17           334        1,061          0.00%           1.3%
12/31/2013          3.13           441        1,381          0.00%          31.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.1%
    2016        1.0%
    2015        1.1%
    2014        1.8%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        PIMCO COMMODITY REAL RETURN STRATEGY ADMIN CLASS - 722005659

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       739,122   $       774,103          109,911
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (8,212)
                                     ----------------
Net assets                           $       730,910
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       730,910         558,470  $         1.31
Band 100                                        --              --            1.32
Band 75                                         --              --            1.34
Band 50                                         --              --            1.35
Band 25                                         --              --            1.37
Band 0                                          --              --            1.39
                                   ---------------  --------------
 Total                             $       730,910         558,470
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         54,462
Mortality & expense charges                                                            (8,466)
                                                                             -----------------
Net investment income (loss)                                                           45,996
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              (12,594)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (23,072)
                                                                             -----------------
Net gain (loss)                                                                       (35,666)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         10,330
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                        PERIOD ENDED          PERIOD ENDED
                                                        DECEMBER 31,          DECEMBER 31,
                                                            2017*                 2016*
                                                      -----------------     -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $         45,996      $         (3,044)
Net realized gain (loss)                                       (12,594)              (12,542)
Realized gain distributions                                         --                    --
Net change in unrealized appreciation (depreciation)           (23,072)               89,798
                                                      -----------------     -----------------
Increase (decrease) in net assets from operations               10,330                74,212
                                                      ----------------      -----------------

Contract owner transactions:
Proceeds from units sold                                       218,265               128,008
Cost of units redeemed                                        (133,547)             (114,876)
Account charges                                                   (588)                 (504)
                                                      -----------------     -----------------
Increase (decrease)                                             84,130                12,628
                                                      -----------------     -----------------
Net increase (decrease)                                         94,460                86,840
Net assets, beginning                                          636,450               549,610
                                                      -----------------     -----------------
Net assets, ending                                    $        730,910      $        636,450
                                                      =================     =================

Units sold                                                     231,352(a)            105,060(a)
Units redeemed                                                (165,246)(a)           (92,925)(a)
                                                      -----------------     -----------------
Net increase (decrease)                                         66,106                12,135
Units outstanding, beginning                                   492,364(a)            480,229(a)
                                                      -----------------     -----------------
Units outstanding, ending                                      558,470               492,364
                                                      =================     =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,723,661
Cost of units redeemed/account charges                                            (2,059,850)
Net investment income (loss)                                                          47,796
Net realized gain (loss)                                                              50,419
Realized gain distributions                                                            3,865
Net change in unrealized appreciation (depreciation)                                 (34,981)
                                                                            -----------------
Net assets                                                                  $        730,910
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00 (a)

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

--------
(a) Effective August 7, 2015, the fund underwent a 1-for-2 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

                                              BAND 125
                --------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                    VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
                ------------  -----------  -----------  -------------  -------------
12/31/2017 (a)  $      1.31           558  $       731          1.25%           1.2%
12/31/2016 (a)         1.29           492          636          1.25%          12.9%
12/31/2015 (a)         1.14           480          550          1.25%         -26.8%
12/31/2014 (a)         1.56             8           12          1.25%         -19.4%
12/31/2013 (a)         1.94           323          626          1.25%          -3.0%

                                              BAND 100
                --------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                    VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
                ------------  -----------  -----------  -------------  -------------
12/31/2017 (a)  $      1.32             0  $         0          1.00%           1.5%
12/31/2016 (a)         1.30             0            0          1.00%          13.2%
12/31/2015 (a)         1.15             0            0          1.00%         -26.6%
12/31/2014 (a)         1.57             0            0          1.00%         -19.2%
12/31/2013 (a)         1.94             0            0          1.00%          -2.8%

                                               BAND 75
                --------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                    VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
                ------------  -----------  -----------  -------------  -------------
12/31/2017 (a)  $      1.34             0  $         0          0.75%           1.8%
12/31/2016 (a)         1.32             0            0          0.75%          13.5%
12/31/2015 (a)         1.16             0            0          0.75%         -26.4%
12/31/2014 (a)         1.58             0            0          0.75%         -19.0%
12/31/2013 (a)         1.95             0            0          0.75%          -2.7%

                                               BAND 50
                --------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                    VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
                ------------  -----------  -----------  -------------  -------------
12/31/2017 (a)  $      1.35             0  $         0          0.50%           2.0%
12/31/2016 (a)         1.33             0            0          0.50%          13.8%
12/31/2015 (a)         1.17             0            0          0.50%         -26.3%
12/31/2014 (a)         1.58             0            0          0.50%         -18.8%
12/31/2013 (a)         1.95             0            0          0.50%          -2.6%

                                               BAND 25
                --------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                    VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
                ------------  -----------  -----------  -------------  -------------
12/31/2017 (a)  $      1.37             0  $         0          0.25%           2.3%
12/31/2016 (a)         1.34             0            0          0.25%          14.1%
12/31/2015 (a)         1.17             0            0          0.25%         -26.1%
12/31/2014 (a)         1.59             0            0          0.25%         -18.6%
12/31/2013 (a)         1.95             0            0          0.25%          -2.5%

                                               BAND 0
                --------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                    VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
                ------------  -----------  -----------  -------------  -------------
12/31/2017 (a)  $      1.39             0  $         0          0.00%           2.5%
12/31/2016 (a)         1.35             0            0          0.00%          14.4%
12/31/2015 (a)         1.18             0            0          0.00%         -25.9%
12/31/2014 (a)         1.59             0            0          0.00%         -18.4%
12/31/2013 (a)         1.95             0            0          0.00%          -2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        8.0%
    2016        0.7%
    2015        4.8%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          PIMCO COMMODITY REAL RETURN STRATEGY R CLASS - 72201P225

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         33,492  $        37,596            5,179
                                                       ===============  ===============
Receivables: investments sold                      17
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         33,509
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       33,509          26,129  $          1.28
Band 100                                        --              --             1.30
Band 75                                         --              --             1.31
Band 50                                         --              --             1.33
Band 25                                         --              --             1.34
Band 0                                          --              --             1.36
                                    --------------  --------------
 Total                              $       33,509          26,129
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          2,418
Mortality & expense charges                                                               (376)
                                                                              -----------------
Net investment income (loss)                                                             2,042
                                                                              -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                  (110)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (1,494)
                                                                              -----------------
Net gain (loss)                                                                         (1,604)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $             438
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                         PERIOD ENDED         PERIOD ENDED
                                                         DECEMBER 31,         DECEMBER 31,
                                                             2017*                2016*
                                                      -----------------     -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                           $          2,042      $           (186)
Net realized gain (loss)                                           (110)                 (730)
Realized gain distributions                                          --                    --
Net change in unrealized appreciation (depreciation)             (1,494)                3,756
                                                      -----------------     -----------------
Increase (decrease) in net assets from operations                   438                 2,840
                                                      -----------------     -----------------

Contract owner transactions:
Proceeds from units sold                                          6,047                 8,609
Cost of units redeemed                                           (1,056)               (2,834)
Account charges                                                      --                    (2)
                                                      -----------------     -----------------
Increase (decrease)                                               4,991                 5,773
                                                      -----------------     -----------------
Net increase (decrease)                                           5,429                 8,613
Net assets, beginning                                            28,080                19,467
                                                      -----------------     -----------------
Net assets, ending                                    $          33,509     $          28,080
                                                      =================     =================

Units sold                                                        4,896(a)              7,189(a)
Units redeemed                                                     (824)(a)            (2,306)(a)
                                                      -----------------     -----------------
Net increase (decrease)                                           4,072                 4,883
Units outstanding, beginning                                     22,057(a)             17,174(a)
                                                      -----------------     -----------------
Units outstanding, ending                                        26,129                22,057
                                                      =================     =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $         40,268
Cost of units redeemed/account charges                                                  (4,088)
Net investment income (loss)                                                             2,456
Net realized gain (loss)                                                                (1,023)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (4,104)
                                                                              -----------------
Net assets                                                                    $         33,509
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00 (a)

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or Line exceeds 132 characters! from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumu Line exceeds 132 characters! lation unit values for processing participant transactions. See Note 2 for additional information.

--------
(a) Effective August 7, 2015, the fund underwent a 1-for-2 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

BAND 125
                --------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                    VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
                ------------  -----------  -----------  -------------  -------------
12/31/2017 (a)  $      1.28            26  $        34          1.25%           0.7%
12/31/2016 (a)         1.27            22           28          1.25%          12.3%
12/31/2015 (a)         1.13            17           19          1.25%         -27.2%
12/31/2014 (a)         1.56             5            8          1.25%         -19.7%
12/31/2013 (a)         1.94             0            0          1.25%          -3.1%

                                              BAND 100
                --------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                    VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
                ------------  -----------  -----------  -------------  -------------
12/31/2017 (a)  $      1.30             0  $         0          1.00%           1.0%
12/31/2016 (a)         1.28             0            0          1.00%          12.6%
12/31/2015 (a)         1.14             0            0          1.00%         -27.0%
12/31/2014 (a)         1.56             0            0          1.00%         -19.5%
12/31/2013 (a)         1.94             0            0          1.00%          -3.0%

                                               BAND 75
                --------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                    VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
                ------------  -----------  -----------  -------------  -------------
12/31/2017 (a)  $      1.31             0  $         0          0.75%           1.2%
12/31/2016 (a)         1.30             0            0          0.75%          12.9%
12/31/2015 (a)         1.15             0            0          0.75%         -26.8%
12/31/2014 (a)         1.57             0            0          0.75%         -19.3%
12/31/2013 (a)         1.94             0            0          0.75%          -2.8%

                                               BAND 50
                --------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                    VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
                ------------  -----------  -----------  -------------  -------------
12/31/2017 (a)  $      1.33             0  $         0          0.50%           1.5%
12/31/2016 (a)         1.31             0            0          0.50%          13.2%
12/31/2015 (a)         1.16             0            0          0.50%         -26.6%
12/31/2014 (a)         1.57             0            0          0.50%         -19.1%
12/31/2013 (a)         1.95             0            0          0.50%          -2.7%

                                               BAND 25
                --------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                    VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
                ------------  -----------  -----------  -------------  -------------
12/31/2017 (a)  $      1.34             0  $         0          0.25%           1.7%
12/31/2016 (a)         1.32             0            0          0.25%          13.4%
12/31/2015 (a)         1.16             0            0          0.25%         -26.4%
12/31/2014 (a)         1.58             0            0          0.25%         -18.9%
12/31/2013 (a)         1.95             0            0          0.25%          -2.6%

                                               BAND 0
                --------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                    VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
                ------------  -----------  -----------  -------------  -------------
12/31/2017 (a)  $      1.36             0  $         0          0.00%           2.0%
12/31/2016 (a)         1.33             0            0          0.00%          13.7%
12/31/2015 (a)         1.17             0            0          0.00%         -26.3%
12/31/2014 (a)         1.59             0            0          0.00%         -18.7%
12/31/2013 (a)         1.95             0            0          0.00%          -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017                7.9%
    2016                0.5%
    2015                5.7%
    2014                0.0%
    2013                0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                PIMCO HIGH YIELD FUND ADMIN CLASS - 693390650

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,547,493  $     2,569,394          285,376
                                                       ===============  ===============
Receivables: investments sold                   9,480
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,556,973
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,556,973       1,046,584  $          2.44
Band 100                                         --              --             2.53
Band 75                                          --              --             2.62
Band 50                                          --              --             2.72
Band 25                                          --              --             2.82
Band 0                                           --              --             2.97
                                    ---------------  --------------
 Total                              $     2,556,973       1,046,584
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $        129,124
Mortality & expense charges                                                           (33,206)
                                                                             -----------------
Net investment income (loss)                                                           95,918
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              (11,457)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   54,039
                                                                             -----------------
Net gain (loss)                                                                        42,582
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        138,500
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         95,918   $        123,579
Net realized gain (loss)                                          (11,457)          (233,848)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               54,039            395,950
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 138,500            285,681
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          588,379            554,366
Cost of units redeemed                                           (893,066)        (2,159,747)
Account charges                                                    (1,288)            (1,030)
                                                         -----------------  -----------------
Increase (decrease)                                              (305,975)        (1,606,411)
                                                         -----------------  -----------------
Net increase (decrease)                                          (167,475)        (1,320,730)
Net assets, beginning                                           2,724,448          4,045,178
                                                         -----------------  -----------------
Net assets, ending                                       $      2,556,973   $      2,724,448
                                                         =================  =================

Units sold                                                        243,917            247,332
Units redeemed                                                   (373,127)          (947,791)
                                                         -----------------  -----------------
Net increase (decrease)                                          (129,210)          (700,459)
Units outstanding, beginning                                    1,175,794          1,876,253
                                                         -----------------  -----------------
Units outstanding, ending                                       1,046,584          1,175,794
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     17,931,524
Cost of units redeemed/account charges                                           (18,044,032)
Net investment income (loss)                                                       3,240,102
Net realized gain (loss)                                                            (769,714)
Realized gain distributions                                                          220,994
Net change in unrealized appreciation (depreciation)                                 (21,901)
                                                                            -----------------

Net assets                                                                  $      2,556,973
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.44         1,047  $     2,557          1.25%           5.4%
12/31/2016          2.32         1,176        2,724          1.25%          11.1%
12/31/2015          2.09         1,538        3,209          1.25%          -3.3%
12/31/2014          2.16         2,065        4,455          1.25%           1.8%
12/31/2013          2.12         3,007        6,375          1.25%           4.2%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.53             0  $         0          1.00%           5.7%
12/31/2016          2.40             0            0          1.00%          11.3%
12/31/2015          2.15             0            0          1.00%          -3.1%
12/31/2014          2.22             0            0          1.00%           2.0%
12/31/2013          2.18             0            0          1.00%           4.5%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.62             0  $         0          0.75%           6.0%
12/31/2016          2.48             0            0          0.75%          11.6%
12/31/2015          2.22             0            0          0.75%          -2.8%
12/31/2014          2.28             0            0          0.75%           2.3%
12/31/2013          2.23             0            0          0.75%           4.7%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.72             0  $         0          0.50%           6.2%
12/31/2016          2.56             0            0          0.50%          11.9%
12/31/2015          2.29             0            0          0.50%          -2.6%
12/31/2014          2.35             0            0          0.50%           2.5%
12/31/2013          2.29             0            0          0.50%           5.0%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.82             0  $         0          0.25%           6.5%
12/31/2016          2.65             0            0          0.25%          12.2%
12/31/2015          2.36             0            0          0.25%          -2.3%
12/31/2014          2.41             0            0          0.25%           2.8%
12/31/2013          2.35             0            0          0.25%           5.3%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.97             0  $         0          0.00%           6.8%
12/31/2016          2.78             0            0          0.00%          12.5%
12/31/2015          2.47           338          836          0.00%          -2.1%
12/31/2014          2.53           360          909          0.00%           3.1%
12/31/2013          2.45           306          749          0.00%           5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.9%
    2016        4.6%
    2015        5.7%
    2014        5.3%
    2013        5.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                  PIMCO HIGH YIELD FUND R CLASS - 72200Q794

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,085,424  $     2,117,577          232,899
                                                       ===============  ===============
Receivables: investments sold                   1,354
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,086,778
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,392,185         676,284  $          2.06
Band 100                                   311,467         146,009             2.13
Band 75                                         --              --             2.21
Band 50                                    383,126         167,253             2.29
Band 25                                         --              --             2.37
Band 0                                          --              --             2.46
                                    --------------  --------------
 Total                              $    2,086,778         989,546
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $        100,088
Mortality & expense charges                                                           (22,222)
                                                                             -----------------
Net investment income (loss)                                                           77,866
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              (14,744)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   57,682
                                                                             -----------------
Net gain (loss)                                                                        42,938
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        120,804
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         77,866   $         92,643
Net realized gain (loss)                                          (14,744)           (49,077)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               57,682            195,784
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 120,804            239,350
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          379,668            412,759
Cost of units redeemed                                           (768,570)          (550,903)
Account charges                                                      (578)              (478)
                                                         -----------------  -----------------
Increase (decrease)                                              (389,480)          (138,622)
                                                         -----------------  -----------------
Net increase (decrease)                                          (268,676)           100,728
Net assets, beginning                                           2,355,454          2,254,726
                                                         -----------------  -----------------
Net assets, ending                                       $      2,086,778   $      2,355,454
                                                         =================  =================

Units sold                                                        210,208            226,523
Units redeemed                                                   (378,453)          (303,144)
                                                         -----------------  -----------------
Net increase (decrease)                                          (168,245)           (76,621)
Units outstanding, beginning                                    1,157,791          1,234,412
                                                         -----------------  -----------------
Units outstanding, ending                                         989,546          1,157,791
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      8,144,562
Cost of units redeemed/account charges                                             (7,253,590)
Net investment income (loss)                                                        1,164,402
Net realized gain (loss)                                                              (63,688)
Realized gain distributions                                                           127,245
Net change in unrealized appreciation (depreciation)                                  (32,153)
                                                                             -----------------
Net assets                                                                   $      2,086,778
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.06           676  $     1,392          1.25%           5.1%
12/31/2016          1.96           711        1,393          1.25%          10.7%
12/31/2015          1.77           803        1,422          1.25%          -3.7%
12/31/2014          1.84         1,185        2,177          1.25%           1.4%
12/31/2013          1.81         1,302        2,359          1.25%           3.8%

                                           BAND 100
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.13           146  $       311          1.00%           5.3%
12/31/2016          2.03           143          290          1.00%          10.9%
12/31/2015          1.83           137          250          1.00%          -3.4%
12/31/2014          1.89           155          294          1.00%           1.7%
12/31/2013          1.86             5           10          1.00%           4.1%

                                            BAND 75
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.21             0  $         0          0.75%           5.6%
12/31/2016          2.09             0            0          0.75%          11.2%
12/31/2015          1.88             0            0          0.75%          -3.2%
12/31/2014          1.94             0            0          0.75%           1.9%
12/31/2013          1.91             0            0          0.75%           4.4%

                                            BAND 50
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.29           167  $       383          0.50%           5.9%
12/31/2016          2.16           199          432          0.50%          11.5%
12/31/2015          1.94           198          385          0.50%          -2.9%
12/31/2014          2.00           191          383          0.50%           2.2%
12/31/2013          1.96           225          439          0.50%           4.6%

                                            BAND 25
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.37             0  $         0          0.25%           6.1%
12/31/2016          2.24             0            0          0.25%          11.8%
12/31/2015          2.00             0            0          0.25%          -2.7%
12/31/2014          2.06             0            0          0.25%           2.4%
12/31/2013          2.01             0            0          0.25%           4.9%

                                            BAND 0
             --------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS      AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS    TOTAL RETURN
             ------------  -----------  -----------  -------------  -------------
12/31/2017   $      2.46             0  $         0          0.00%           6.4%
12/31/2016          2.31           104          241          0.00%          12.1%
12/31/2015          2.06            96          198          0.00%          -2.4%
12/31/2014          2.12            90          191          0.00%           2.7%
12/31/2013          2.06            87          179          0.00%           5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.5%
    2016        5.0%
    2015        5.2%
    2014        5.7%
    2013        5.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                    PIMCO INCOME FUND R CLASS - 72201F441

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,929,726  $      1,901,259          156,322
                                                      ================  ===============
Receivables: investments sold                 10,241
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,939,967
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,597,862       1,260,056  $          1.27
Band 100                                         --              --             1.28
Band 75                                          --              --             1.30
Band 50                                          --              --             1.32
Band 25                                          --              --             1.33
Band 0                                      342,105         253,059             1.35
                                    ---------------  --------------
 Total                              $     1,939,967       1,513,115
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         79,486
Mortality & expense charges                                                          (16,933)
                                                                            -----------------
Net investment income (loss)                                                          62,553
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              13,314
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  28,656
                                                                            -----------------
Net gain (loss)                                                                       41,970
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        104,523
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         62,553   $         38,266
Net realized gain (loss)                                           13,314            (16,576)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               28,656             45,655
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 104,523             67,345
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,314,024            747,418
Cost of units redeemed                                           (602,445)          (439,136)
Account charges                                                    (1,034)              (417)
                                                         -----------------  -----------------
Increase (decrease)                                               710,545            307,865
                                                         -----------------  -----------------
Net increase (decrease)                                           815,068            375,210
Net assets, beginning                                           1,124,899            749,689
                                                         -----------------  -----------------
Net assets, ending                                       $      1,939,967   $      1,124,899
                                                         =================  =================

Units sold                                                      1,064,341            635,809
Units redeemed                                                   (485,815)          (373,597)
                                                         -----------------  -----------------
Net increase (decrease)                                           578,526            262,212
Units outstanding, beginning                                      934,589            672,377
                                                         -----------------  -----------------
Units outstanding, ending                                       1,513,115            934,589
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      4,049,529
Cost of units redeemed/account charges                                             (2,326,648)
Net investment income (loss)                                                          181,015
Net realized gain (loss)                                                                4,621
Realized gain distributions                                                             2,983
Net change in unrealized appreciation (depreciation)                                   28,467
                                                                             -----------------
Net assets                                                                   $      1,939,967
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27         1,260   $     1,598         1.25%          6.6%
12/31/2016          1.19           728           866         1.25%          6.7%
12/31/2015          1.11           672           750         1.25%          0.7%
12/31/2014          1.11           367           407         1.25%          5.3%
12/31/2013          1.05           931           980         1.25%          2.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         1.00%          6.9%
12/31/2016          1.20             0             0         1.00%          7.0%
12/31/2015          1.12             0             0         1.00%          0.9%
12/31/2014          1.11             0             0         1.00%          5.5%
12/31/2013          1.06             0             0         1.00%          3.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.75%          7.1%
12/31/2016          1.21             0             0         0.75%          7.2%
12/31/2015          1.13             0             0         0.75%          1.2%
12/31/2014          1.12             0             0         0.75%          5.8%
12/31/2013          1.06             0             0         0.75%          3.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.50%          7.4%
12/31/2016          1.23             0             0         0.50%          7.5%
12/31/2015          1.14             0             0         0.50%          1.4%
12/31/2014          1.13             0             0         0.50%          6.0%
12/31/2013          1.06             0             0         0.50%          3.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.25%          7.7%
12/31/2016          1.24             0             0         0.25%          7.8%
12/31/2015          1.15             0             0         0.25%          1.7%
12/31/2014          1.13             0             0         0.25%          6.3%
12/31/2013          1.06             0             0         0.25%          4.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35           253   $       342         0.00%          7.9%
12/31/2016          1.25           207           259         0.00%          8.0%
12/31/2015          1.16             0             0         0.00%          1.9%
12/31/2014          1.14             0             0         0.00%          6.6%
12/31/2013          1.07             0             0         0.00%          4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.2%
    2016        5.3%
    2015        8.0%
    2014        5.3%
    2013        3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2020 FUND ADMINISTRATIVE CLASS - 01900A494

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      474,582   $       441,629           23,149
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (253)
                                     ---------------
Net assets                           $      474,329
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       474,329         378,350  $         1.25
Band 100                                        --              --            1.27
Band 75                                         --              --            1.29
Band 50                                         --              --            1.31
Band 25                                         --              --            1.33
Band 0                                          --              --            1.34
                                   ---------------  --------------
 Total                             $       474,329         378,350
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         14,777
Mortality & expense charges                                                            (5,338)
                                                                             -----------------
Net investment income (loss)                                                            9,439
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  805
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   37,415
                                                                             -----------------
Net gain (loss)                                                                        38,220
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         47,659
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          9,439   $          4,255
Net realized gain (loss)                                              805             (2,962)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               37,415             17,172
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  47,659             18,465
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           58,490             57,862
Cost of units redeemed                                            (15,974)           (39,279)
Account charges                                                    (1,976)            (1,940)
                                                         -----------------  -----------------
Increase (decrease)                                                40,540             16,643
                                                         -----------------  -----------------
Net increase (decrease)                                            88,199             35,108
Net assets, beginning                                             386,130            351,022
                                                         -----------------  -----------------
Net assets, ending                                       $        474,329   $        386,130
                                                         =================  =================

Units sold                                                         50,868             52,723
Units redeemed                                                    (17,074)           (39,201)
                                                         -----------------  -----------------
Net increase (decrease)                                            33,794             13,522
Units outstanding, beginning                                      344,556            331,034
                                                         -----------------  -----------------
Units outstanding, ending                                         378,350            344,556
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,269,672
Cost of units redeemed/account charges                                               (852,852)
Net investment income (loss)                                                           32,303
Net realized gain (loss)                                                              (10,016)
Realized gain distributions                                                             2,269
Net change in unrealized appreciation (depreciation)                                   32,953
                                                                             -----------------
Net assets                                                                   $        474,329
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25           378   $       474         1.25%         11.9%
12/31/2016          1.12           345           386         1.25%          5.7%
12/31/2015          1.06           331           351         1.25%         -3.3%
12/31/2014          1.10           490           538         1.25%          0.6%
12/31/2013          1.09           494           538         1.25%          2.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         1.00%         12.1%
12/31/2016          1.13             0             0         1.00%          5.9%
12/31/2015          1.07             0             0         1.00%         -3.0%
12/31/2014          1.10             0             0         1.00%          0.8%
12/31/2013          1.09             0             0         1.00%          2.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.75%         12.4%
12/31/2016          1.15             0             0         0.75%          6.2%
12/31/2015          1.08             0             0         0.75%         -2.8%
12/31/2014          1.11             0             0         0.75%          1.1%
12/31/2013          1.10             0             0         0.75%          3.1%


                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.50%         12.7%
12/31/2016          1.16             0             0         0.50%          6.5%
12/31/2015          1.09             0             0         0.50%         -2.5%
12/31/2014          1.12             0             0         0.50%          1.3%
12/31/2013          1.10             0             0         0.50%          3.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.25%         13.0%
12/31/2016          1.17             0             0         0.25%          6.7%
12/31/2015          1.10             0             0         0.25%         -2.3%
12/31/2014          1.13             0             0         0.25%          1.6%
12/31/2013          1.11             0             0         0.25%          3.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0   $         0         0.00%         13.3%
12/31/2016          1.19             0             0         0.00%          7.0%
12/31/2015          1.11             0             0         0.00%         -2.1%
12/31/2014          1.13             0             0         0.00%          1.8%
12/31/2013          1.11             0             0         0.00%          3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.4%
    2016        2.4%
    2015        2.7%
    2014        2.8%
    2013        3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                  PIMCO INCOME FUND ADMIN CLASS - 72201F482

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    18,601,079  $     18,096,752        1,502,144
                                                      ================  ===============
Receivables: investments sold                 40,538
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    18,641,617
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   18,641,617      14,410,405  $          1.29
Band 100                                        --              --             1.31
Band 75                                         --              --             1.33
Band 50                                         --              --             1.34
Band 25                                         --              --             1.36
Band 0                                          --              --             1.38
                                    --------------  --------------
 Total                              $   18,641,617      14,410,405
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        832,770
Mortality & expense charges                                                         (201,994)
                                                                            -----------------
Net investment income (loss)                                                         630,776
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              54,657
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 369,383
                                                                            -----------------
Net gain (loss)                                                                      424,040
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      1,054,816
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        630,776   $        381,448
Net realized gain (loss)                                           54,657            (49,748)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              369,383            297,312
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,054,816            629,012
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        8,163,734         11,936,869
Cost of units redeemed                                         (3,813,963)        (1,907,911)
Account charges                                                   (77,458)           (24,954)
                                                         -----------------  -----------------
Increase (decrease)                                             4,272,313         10,004,004
                                                         -----------------  -----------------
Net increase (decrease)                                         5,327,129         10,633,016
Net assets, beginning                                          13,314,488          2,681,472
                                                         -----------------  -----------------
Net assets, ending                                       $     18,641,617   $     13,314,488
                                                         =================  =================

Units sold                                                      8,906,094         10,293,953
Units redeemed                                                 (5,509,784)        (1,656,321)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,396,310          8,637,632
Units outstanding, beginning                                   11,014,095          2,376,463
                                                         -----------------  -----------------
Units outstanding, ending                                      14,410,405         11,014,095
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     23,896,114
Cost of units redeemed/account charges                                            (7,048,876)
Net investment income (loss)                                                       1,259,622
Net realized gain (loss)                                                              22,206
Realized gain distributions                                                            8,224
Net change in unrealized appreciation (depreciation)                                 504,327
                                                                            -----------------
Net assets                                                                  $     18,641,617
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29        14,410   $    18,642         1.25%          7.0%
12/31/2016          1.21        11,014        13,314         1.25%          7.1%
12/31/2015          1.13         2,376         2,681         1.25%          1.1%
12/31/2014          1.12         2,209         2,465         1.25%          5.6%
12/31/2013          1.06           291           307         1.25%          3.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         1.00%          7.3%
12/31/2016          1.22             0             0         1.00%          7.4%
12/31/2015          1.14             0             0         1.00%          1.4%
12/31/2014          1.12             0             0         1.00%          5.9%
12/31/2013          1.06             0             0         1.00%          3.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.75%          7.5%
12/31/2016          1.23             0             0         0.75%          7.7%
12/31/2015          1.15             0             0         0.75%          1.6%
12/31/2014          1.13             0             0         0.75%          6.2%
12/31/2013          1.06             0             0         0.75%          3.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0   $         0         0.50%          7.8%
12/31/2016          1.25             0             0         0.50%          7.9%
12/31/2015          1.16             0             0         0.50%          1.9%
12/31/2014          1.13             0             0         0.50%          6.4%
12/31/2013          1.07             0             0         0.50%          4.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         0.25%          8.1%
12/31/2016          1.26             0             0         0.25%          8.2%
12/31/2015          1.16             0             0         0.25%          2.1%
12/31/2014          1.14             0             0         0.25%          6.7%
12/31/2013          1.07             0             0         0.25%          4.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.00%          8.4%
12/31/2016          1.27             0             0         0.00%          8.5%
12/31/2015          1.17             0             0         0.00%          2.4%
12/31/2014          1.15             0             0         0.00%          7.0%
12/31/2013          1.07             0             0         0.00%          4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.2%
    2016        6.2%
    2015        7.1%
    2014        8.2%
    2013        4.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2020 FUND A CLASS - 01900A569 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.25
Band 100                                        --              --            1.27
Band 75                                         --              --            1.29
Band 50                                         --              --            1.31
Band 25                                         --              --            1.32
Band 0                                          --              --            1.34
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         1.25%         11.8%
12/31/2016          1.12             0             0         1.25%          5.6%
12/31/2015          1.06             0             0         1.25%         -3.3%
12/31/2014          1.10             0             0         1.25%          0.4%
12/31/2013          1.09             0             0         1.25%          2.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         1.00%         12.1%
12/31/2016          1.13             0             0         1.00%          5.9%
12/31/2015          1.07             0             0         1.00%         -3.0%
12/31/2014          1.10             0             0         1.00%          0.7%
12/31/2013          1.09             0             0         1.00%          2.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.75%         12.4%
12/31/2016          1.15             0             0         0.75%          6.1%
12/31/2015          1.08             0             0         0.75%         -2.8%
12/31/2014          1.11             0             0         0.75%          1.0%
12/31/2013          1.10             0             0         0.75%          3.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.50%         12.7%
12/31/2016          1.16             0             0         0.50%          6.4%
12/31/2015          1.09             0             0         0.50%         -2.5%
12/31/2014          1.12             0             0         0.50%          1.2%
12/31/2013          1.10             0             0         0.50%          3.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.25%         13.0%
12/31/2016          1.17             0             0         0.25%          6.7%
12/31/2015          1.10             0             0         0.25%         -2.3%
12/31/2014          1.12             0             0         0.25%          1.5%
12/31/2013          1.11             0             0         0.25%          3.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0   $         0         0.00%         13.2%
12/31/2016          1.19             0             0         0.00%          6.9%
12/31/2015          1.11             0             0         0.00%         -2.0%
12/31/2014          1.13             0             0         0.00%          1.7%
12/31/2013          1.11             0             0         0.00%          3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               PIMCO REAL RETURN FUND ADMIN CLASS - 693391112

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     5,399,501  $      5,458,174          495,882
                                                      ================  ===============
Receivables: investments sold                 84,961
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     5,484,462
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,467,727       4,820,065  $          1.13
Band 100                                         --              --             1.16
Band 75                                          --              --             1.18
Band 50                                          --              --             1.20
Band 25                                          --              --             1.22
Band 0                                       16,735          13,417             1.25
                                    ---------------  --------------
 Total                              $     5,484,462       4,833,482
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $        146,996
Mortality & expense charges                                                           (78,113)
                                                                             -----------------
Net investment income (loss)                                                           68,883
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (64,844)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  169,381
                                                                             -----------------
Net gain (loss)                                                                       104,537
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        173,420
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         68,883   $        (23,951)
Net realized gain (loss)                                          (64,844)          (130,151)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              169,381            377,075
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 173,420            222,973
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,519,185          3,162,610
Cost of units redeemed                                         (3,889,770)        (2,068,822)
Account charges                                                    (7,106)            (4,405)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,377,691)         1,089,383
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,204,271)         1,312,356
Net assets, beginning                                           7,688,733          6,376,377
                                                         -----------------  -----------------
Net assets, ending                                       $      5,484,462   $      7,688,733
                                                         =================  =================

Units sold                                                      1,448,554          3,150,511
Units redeemed                                                 (3,533,738)        (2,171,948)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,085,184)           978,563
Units outstanding, beginning                                    6,918,666          5,940,103
                                                         -----------------  -----------------
Units outstanding, ending                                       4,833,482          6,918,666
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     19,982,900
Cost of units redeemed/account charges                                           (14,275,161)
Net investment income (loss)                                                         183,397
Net realized gain (loss)                                                            (461,473)
Realized gain distributions                                                          113,472
Net change in unrealized appreciation (depreciation)                                 (58,673)
                                                                            -----------------
Net assets                                                                  $      5,484,462
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13         4,820   $     5,468         1.25%          2.4%
12/31/2016          1.11         6,679         7,400         1.25%          3.5%
12/31/2015          1.07         5,729         6,134         1.25%         -4.2%
12/31/2014          1.12         5,629         6,292         1.25%          1.9%
12/31/2013          1.10         4,807         5,273         1.25%        -10.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         1.00%          2.6%
12/31/2016          1.13             0             0         1.00%          3.7%
12/31/2015          1.09             0             0         1.00%         -4.0%
12/31/2014          1.13             0             0         1.00%          2.1%
12/31/2013          1.11             0             0         1.00%        -10.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.75%          2.9%
12/31/2016          1.15             0             0         0.75%          4.0%
12/31/2015          1.10             0             0         0.75%         -3.7%
12/31/2014          1.14             0             0         0.75%          2.4%
12/31/2013          1.12             0             0         0.75%        -10.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.50%          3.1%
12/31/2016          1.16             0             0         0.50%          4.3%
12/31/2015          1.12             0             0         0.50%         -3.5%
12/31/2014          1.16             0             0         0.50%          2.6%
12/31/2013          1.13             0             0         0.50%         -9.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.25%          3.4%
12/31/2016          1.18             0             0         0.25%          4.5%
12/31/2015          1.13             0             0         0.25%         -3.2%
12/31/2014          1.17             0             0         0.25%          2.9%
12/31/2013          1.14             0             0         0.25%         -9.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25            13   $        17         0.00%          3.7%
12/31/2016          1.20           240           288         0.00%          4.8%
12/31/2015          1.15           211           242         0.00%         -3.0%
12/31/2014          1.18           196           232         0.00%          3.2%
12/31/2013          1.15             0             0         0.00%         -9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.2%
    2016        0.9%
    2015        0.8%
    2014        3.7%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2025 FUND ADMINISTRATIVE CLASS - 01880B827

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       133,553   $       121,421            7,238
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (71)
                                     ----------------
Net assets                           $       133,482
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       133,482         101,760  $         1.31
Band 100                                        --              --            1.33
Band 75                                         --              --            1.35
Band 50                                         --              --            1.37
Band 25                                         --              --            1.39
Band 0                                          --              --            1.41
                                   ---------------  --------------
 Total                             $       133,482         101,760
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          3,925
Mortality & expense charges                                                            (1,480)
                                                                             -----------------
Net investment income (loss)                                                            2,445
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  713
Realized gain distributions                                                             1,504
Net change in unrealized appreciation (depreciation)                                   11,191
                                                                             -----------------
Net gain (loss)                                                                        13,408
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         15,853
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,445   $            304
Net realized gain (loss)                                              713               (402)
Realized gain distributions                                         1,504                 86
Net change in unrealized appreciation (depreciation)               11,191              8,991
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  15,853              8,979
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           31,041             51,174
Cost of units redeemed                                            (13,173)           (97,230)
Account charges                                                      (952)            (1,254)
                                                         -----------------  -----------------
Increase (decrease)                                                16,916            (47,310)
                                                         -----------------  -----------------
Net increase (decrease)                                            32,769            (38,331)
Net assets, beginning                                             100,713            139,044
                                                         -----------------  -----------------
Net assets, ending                                       $        133,482   $        100,713
                                                         =================  =================

Units sold                                                         26,306             46,132
Units redeemed                                                    (12,395)           (87,378)
                                                         -----------------  -----------------
Net increase (decrease)                                            13,911            (41,246)
Units outstanding, beginning                                       87,849            129,095
                                                         -----------------  -----------------
Units outstanding, ending                                         101,760             87,849
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        881,467
Cost of units redeemed/account charges                                               (775,490)
Net investment income (loss)                                                            8,778
Net realized gain (loss)                                                                4,743
Realized gain distributions                                                             1,852
Net change in unrealized appreciation (depreciation)                                   12,132
                                                                             -----------------
Net assets                                                                   $        133,482
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31           102   $       133         1.25%         14.4%
12/31/2016          1.15            88           101         1.25%          6.4%
12/31/2015          1.08           129           139         1.25%         -2.9%
12/31/2014          1.11            99           110         1.25%          0.4%
12/31/2013          1.10           330           365         1.25%          3.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         1.00%         14.7%
12/31/2016          1.16             0             0         1.00%          6.7%
12/31/2015          1.09             0             0         1.00%         -2.6%
12/31/2014          1.12             0             0         1.00%          0.7%
12/31/2013          1.11             0             0         1.00%          3.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35             0   $         0         0.75%         15.0%
12/31/2016          1.17             0             0         0.75%          7.0%
12/31/2015          1.10             0             0         0.75%         -2.4%
12/31/2014          1.12             0             0         0.75%          0.9%
12/31/2013          1.11             0             0         0.75%          4.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.50%         15.3%
12/31/2016          1.19             0             0         0.50%          7.2%
12/31/2015          1.11             0             0         0.50%         -2.1%
12/31/2014          1.13             0             0         0.50%          1.2%
12/31/2013          1.12             0             0         0.50%          4.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.25%         15.6%
12/31/2016          1.20             0             0         0.25%          7.5%
12/31/2015          1.12             0             0         0.25%         -1.9%
12/31/2014          1.14             0             0         0.25%          1.4%
12/31/2013          1.12             0             0         0.25%          4.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.00%         15.9%
12/31/2016          1.21             0             0         0.00%          7.8%
12/31/2015          1.13             0             0         0.00%         -1.7%
12/31/2014          1.15             0             0         0.00%          1.7%
12/31/2013          1.13             0             0         0.00%          4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.4%
    2016        1.7%
    2015        3.7%
    2014        1.4%
    2013        3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 PIMCO REAL RETURN FUND R CLASS - 72200Q760

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       984,235  $        962,012           89,067
                                                      ================  ===============
Receivables: investments sold                    855
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       985,090
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       745,944         678,145  $         1.10
Band 100                                        --              --            1.12
Band 75                                         --              --            1.14
Band 50                                         --              --            1.16
Band 25                                         --              --            1.19
Band 0                                     239,146         197,733            1.21
                                   ---------------  --------------
 Total                             $       985,090         875,878
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         22,905
Mortality & expense charges                                                          (11,736)
                                                                            -----------------
Net investment income (loss)                                                          11,169
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              18,253
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  (1,342)
                                                                            -----------------
Net gain (loss)                                                                       16,911
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         28,080
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         11,169   $         (9,561)
Net realized gain (loss)                                           18,253            (62,654)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (1,342)           125,153
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  28,080             52,938
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          264,503          1,366,438
Cost of units redeemed                                           (744,013)        (1,937,851)
Account charges                                                      (607)              (757)
                                                         -----------------  -----------------
Increase (decrease)                                              (480,117)          (572,170)
                                                         -----------------  -----------------
Net increase (decrease)                                          (452,037)          (519,232)
Net assets, beginning                                           1,437,127          1,956,359
                                                         -----------------  -----------------
Net assets, ending                                       $        985,090   $      1,437,127
                                                         =================  =================

Units sold                                                        241,652          1,275,132
Units redeemed                                                   (675,244)        (1,814,430)
                                                         -----------------  -----------------
Net increase (decrease)                                          (433,592)          (539,298)
Units outstanding, beginning                                    1,309,470          1,848,768
                                                         -----------------  -----------------
Units outstanding, ending                                         875,878          1,309,470
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      7,209,568
Cost of units redeemed/account charges                                            (6,107,291)
Net investment income (loss)                                                          37,572
Net realized gain (loss)                                                            (211,722)
Realized gain distributions                                                           34,740
Net change in unrealized appreciation (depreciation)                                  22,223
                                                                            -----------------
Net assets                                                                  $        985,090
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10           678   $       746         1.25%          2.0%
12/31/2016          1.08         1,044         1,126         1.25%          3.1%
12/31/2015          1.05         1,565         1,638         1.25%         -4.6%
12/31/2014          1.10         1,607         1,762         1.25%          1.5%
12/31/2013          1.08         1,201         1,298         1.25%        -10.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         1.00%          2.2%
12/31/2016          1.10             0             0         1.00%          3.3%
12/31/2015          1.06             0             0         1.00%         -4.3%
12/31/2014          1.11             0             0         1.00%          1.7%
12/31/2013          1.09             0             0         1.00%        -10.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.75%          2.5%
12/31/2016          1.11             0             0         0.75%          3.6%
12/31/2015          1.08             0             0         0.75%         -4.1%
12/31/2014          1.12             0             0         0.75%          2.0%
12/31/2013          1.10             0             0         0.75%        -10.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.50%          2.7%
12/31/2016          1.13             0             0         0.50%          3.8%
12/31/2015          1.09             0             0         0.50%         -3.9%
12/31/2014          1.14             0             0         0.50%          2.2%
12/31/2013          1.11             0             0         0.50%        -10.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.25%          3.0%
12/31/2016          1.15             0             0         0.25%          4.1%
12/31/2015          1.11             0             0         0.25%         -3.6%
12/31/2014          1.15             0             0         0.25%          2.5%
12/31/2013          1.12             0             0         0.25%         -9.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21           198   $       239         0.00%          3.3%
12/31/2016          1.17           266           311         0.00%          4.4%
12/31/2015          1.12           284           319         0.00%         -3.4%
12/31/2014          1.16           351           408         0.00%          2.7%
12/31/2013          1.13             0             0         0.00%         -9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        0.4%
    2015        0.4%
    2014        3.9%
    2013        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               PIMCO TOTAL RETURN FUND ADMIN CLASS - 693390726

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $     9,567,954  $     9,757,818          943,768
                                                      ===============  ===============
Receivables: investments sold                124,553
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     9,692,507
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     9,678,509       6,291,806  $          1.54
Band 100                                     13,998           8,862             1.58
Band 75                                          --              --             1.62
Band 50                                          --              --             1.67
Band 25                                          --              --             1.71
Band 0                                           --              --             1.76
                                    ---------------  --------------
 Total                              $     9,692,507       6,300,668
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        250,687
Mortality & expense charges                                                         (129,927)
                                                                            -----------------
Net investment income (loss)                                                         120,760
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (129,004)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 396,044
                                                                            -----------------
Net gain (loss)                                                                      267,040
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        387,800
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        120,760   $        271,413
Net realized gain (loss)                                         (129,004)        (1,266,986)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              396,044          1,381,531
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 387,800            385,958
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,431,939          4,504,742
Cost of units redeemed                                         (4,769,638)       (19,350,951)
Account charges                                                    (1,996)            (4,201)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,339,695)       (14,850,410)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,951,895)       (14,464,452)
Net assets, beginning                                          11,644,402         26,108,854
                                                         -----------------  -----------------
Net assets, ending                                       $      9,692,507   $     11,644,402
                                                         =================  =================

Units sold                                                      1,636,085          3,697,305
Units redeemed                                                 (3,175,362)       (13,493,051)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,539,277)        (9,795,746)
Units outstanding, beginning                                    7,839,945         17,635,691
                                                         -----------------  -----------------
Units outstanding, ending                                       6,300,668          7,839,945
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     182,968,310
Cost of units redeemed/account charges                                           (183,746,027)
Net investment income (loss)                                                        7,658,601
Net realized gain (loss)                                                           (2,970,940)
Realized gain distributions                                                         5,972,427
Net change in unrealized appreciation (depreciation)                                 (189,864)
                                                                            ------------------
Net assets                                                                  $       9,692,507
                                                                            ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.54         6,292   $     9,679         1.25%          3.6%
12/31/2016          1.49         7,831        11,631         1.25%          1.1%
12/31/2015          1.47        16,450        24,170         1.25%         -0.8%
12/31/2014          1.48        32,532        48,170         1.25%          3.1%
12/31/2013          1.44        58,633        84,177         1.25%         -3.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.58             9   $        14         1.00%          3.8%
12/31/2016          1.52             9            13         1.00%          1.3%
12/31/2015          1.50             9            13         1.00%         -0.5%
12/31/2014          1.51             9            13         1.00%          3.4%
12/31/2013          1.46             9            13         1.00%         -3.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.62             0   $         0         0.75%          4.1%
12/31/2016          1.56             0             0         0.75%          1.6%
12/31/2015          1.53             0             0         0.75%         -0.3%
12/31/2014          1.54             0             0         0.75%          3.7%
12/31/2013          1.48             0             0         0.75%         -2.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.67             0   $         0         0.50%          4.3%
12/31/2016          1.60             0             0         0.50%          1.8%
12/31/2015          1.57             0             0         0.50%          0.0%
12/31/2014          1.57             0             0         0.50%          3.9%
12/31/2013          1.51             0             0         0.50%         -2.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.71             0   $         0         0.25%          4.6%
12/31/2016          1.63             0             0         0.25%          2.1%
12/31/2015          1.60             0             0         0.25%          0.2%
12/31/2014          1.60             0             0         0.25%          4.2%
12/31/2013          1.53             0             0         0.25%         -2.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.76             0   $         0         0.00%          4.9%
12/31/2016          1.67             0             0         0.00%          2.4%
12/31/2015          1.64         1,177         1,926         0.00%          0.5%
12/31/2014          1.63         1,202         1,957         0.00%          4.4%
12/31/2013          1.56         1,247         1,944         0.00%         -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.3%
    2016        2.6%
    2015        2.3%
    2014        3.1%
    2013        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 PIMCO TOTAL RETURN FUND R CLASS - 72200Q851

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     7,149,530   $    7,433,520          694,692
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (15,037)
                                     ----------------
Net assets                           $     7,134,493
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,875,005       3,707,475  $          1.58
Band 100                                  1,136,893         692,363             1.64
Band 75                                          --              --             1.70
Band 50                                     122,595          69,530             1.76
Band 25                                          --              --             1.83
Band 0                                           --              --             1.89
                                    ---------------  --------------
 Total                              $     7,134,493       4,469,368
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        154,428
Mortality & expense charges                                                          (91,993)
                                                                            -----------------
Net investment income (loss)                                                          62,435
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (148,163)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 338,541
                                                                            -----------------
Net gain (loss)                                                                      190,378
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        252,813
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         62,435   $        143,022
Net realized gain (loss)                                         (148,163)          (685,310)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              338,541            737,108
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 252,813            194,820
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,164,383          2,062,550
Cost of units redeemed                                         (3,076,282)       (10,008,241)
Account charges                                                    (3,816)            (6,682)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,915,715)        (7,952,373)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,662,902)        (7,757,553)
Net assets, beginning                                           8,797,395         16,554,948
                                                         -----------------  -----------------
Net assets, ending                                       $      7,134,493   $      8,797,395
                                                         =================  =================

Units sold                                                        764,519          1,427,102
Units redeemed                                                 (1,987,691)        (6,445,344)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,223,172)        (5,018,242)
Units outstanding, beginning                                    5,692,540         10,710,782
                                                         -----------------  -----------------
Units outstanding, ending                                       4,469,368          5,692,540
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     107,255,684
Cost of units redeemed/account charges                                           (105,388,175)
Net investment income (loss)                                                        3,626,737
Net realized gain (loss)                                                           (1,366,539)
Realized gain distributions                                                         3,290,776
Net change in unrealized appreciation (depreciation)                                 (283,990)
                                                                            ------------------
Net assets                                                                  $       7,134,493
                                                                            ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.58         3,707   $     5,875         1.25%          3.2%
12/31/2016          1.54         4,805         7,381         1.25%          0.7%
12/31/2015          1.53         9,104        13,888         1.25%         -1.2%
12/31/2014          1.54        15,369        23,718         1.25%          2.7%
12/31/2013          1.50        22,155        33,280         1.25%         -3.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.64           692   $     1,137         1.00%          3.4%
12/31/2016          1.59           813         1,291         1.00%          0.9%
12/31/2015          1.57           887         1,395         1.00%         -0.9%
12/31/2014          1.59           941         1,493         1.00%          3.0%
12/31/2013          1.54            33            51         1.00%         -3.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.70             0   $         0         0.75%          3.7%
12/31/2016          1.64             0             0         0.75%          1.2%
12/31/2015          1.62             0             0         0.75%         -0.7%
12/31/2014          1.63             0             0         0.75%          3.2%
12/31/2013          1.58             0             0         0.75%         -3.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.76            70   $       123         0.50%          3.9%
12/31/2016          1.70            74           126         0.50%          1.4%
12/31/2015          1.67            72           121         0.50%         -0.4%
12/31/2014          1.68            69           117         0.50%          3.5%
12/31/2013          1.62            68           110         0.50%         -3.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.83             0   $         0         0.25%          4.2%
12/31/2016          1.75             0             0         0.25%          1.7%
12/31/2015          1.72             0             0         0.25%         -0.2%
12/31/2014          1.73             0             0         0.25%          3.8%
12/31/2013          1.66             0             0         0.25%         -2.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89             0   $         0         0.00%          4.5%
12/31/2016          1.81             0             0         0.00%          2.0%
12/31/2015          1.78           647         1,151         0.00%          0.1%
12/31/2014          1.78         1,281         2,276         0.00%          4.0%
12/31/2013          1.71         1,582         2,702         0.00%         -2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        2.3%
    2015        2.0%
    2014        3.0%
    2013        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           ALLIANZGI NFJ SMALL-CAP VALUE FUND R6 CLASS - 018922526

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,674,389   $     1,787,547           69,303
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (6)
                                     ----------------
Net assets                           $     1,674,383
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $       279,007         259,641  $          1.07
Band 100                                         --              --             1.08
Band 75                                          --              --             1.08
Band 50                                          --              --             1.08
Band 25                                          --              --             1.09
Band 0                                    1,395,376       1,281,469             1.09
                                    ---------------  --------------
 Total                              $     1,674,383       1,541,110
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         11,951
Mortality & expense charges                                                             (186)
                                                                            -----------------
Net investment income (loss)                                                          11,765
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              11,791
Realized gain distributions                                                          210,083
Net change in unrealized appreciation (depreciation)                                (113,158)
                                                                            -----------------
Net gain (loss)                                                                      108,716
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        120,481
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         11,765   $             --
Net realized gain (loss)                                           11,791                 --
Realized gain distributions                                       210,083                 --
Net change in unrealized appreciation (depreciation)             (113,158)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 120,481                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,746,811                 --
Cost of units redeemed                                           (191,710)                --
Account charges                                                    (1,199)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,553,902                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,674,383                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,674,383   $             --
                                                         =================  ================

Units sold                                                      1,725,009                 --
Units redeemed                                                   (183,899)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,541,110                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,541,110                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,746,811
Cost of units redeemed/account charges                                              (192,909)
Net investment income (loss)                                                          11,765
Net realized gain (loss)                                                              11,791
Realized gain distributions                                                          210,083
Net change in unrealized appreciation (depreciation)                                (113,158)
                                                                            -----------------
Net assets                                                                  $      1,674,383
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07           260   $       279         1.25%          8.7%
12/31/2016          0.99             0             0         1.25%         -1.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         1.00%          9.0%
12/31/2016          0.99             0             0         1.00%         -1.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.75%          9.3%
12/31/2016          0.99             0             0         0.75%         -1.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.50%          9.5%
12/31/2016          0.99             0             0         0.50%         -1.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.25%          9.8%
12/31/2016          0.99             0             0         0.25%         -1.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09         1,281   $     1,395         0.00%         10.1%
12/31/2016          0.99             0             0         0.00%         -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    PIMCO LONG DURATION TOTAL RETURN FUND D CLASS - 72202E203 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============


                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.07
Band 100                                        --              --            1.08
Band 75                                         --              --            1.08
Band 50                                         --              --            1.09
Band 25                                         --              --            1.09
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS


                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         1.25%         10.9%
12/31/2016          0.97             0             0         1.25%         -3.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         1.00%         11.2%
12/31/2016          0.97             0             0         1.00%         -3.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.75%         11.5%
12/31/2016          0.97             0             0         0.75%         -2.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.50%         11.8%
12/31/2016          0.97             0             0         0.50%         -2.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.25%         12.0%
12/31/2016          0.97             0             0         0.25%         -2.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.00%         12.3%
12/31/2016          0.98             0             0         0.00%         -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    PIMCO LONG-TERM U.S. GOVERNMENT FUND D CLASS - 72202E302 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============


                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.98
Band 100                                        --              --            0.98
Band 75                                         --              --            0.99
Band 50                                         --              --            0.99
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.98             0   $         0         1.25%          7.3%
12/31/2016          0.91             0             0         1.25%         -8.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.98             0   $         0         1.00%          7.6%
12/31/2016          0.91             0             0         1.00%         -8.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.99             0   $         0         0.75%          7.9%
12/31/2016          0.92             0             0         0.75%         -8.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.99             0   $         0         0.50%          8.2%
12/31/2016          0.92             0             0         0.50%         -8.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.25%          8.4%
12/31/2016          0.92             0             0         0.25%         -8.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.00%          8.7%
12/31/2016          0.92             0             0         0.00%         -7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 PIMCO INVESTMENT GRADE CORPORATE BOND FUND ADMIN CLASS - 722005592 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.07
Band 100                                        --              --            1.08
Band 75                                         --              --            1.08
Band 50                                         --              --            1.09
Band 25                                         --              --            1.09
Band 0                                          --              --            1.09
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         1.25%          6.4%
12/31/2016          1.01             0             0         1.25%          0.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         1.00%          6.6%
12/31/2016          1.01             0             0         1.00%          1.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.75%          6.9%
12/31/2016          1.01             0             0         0.75%          1.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.50%          7.2%
12/31/2016          1.01             0             0         0.50%          1.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.25%          7.4%
12/31/2016          1.01             0             0         0.25%          1.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.00%          7.7%
12/31/2016          1.02             0             0         0.00%          1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      PIMCO MODERATE DURATION FUND ADMIN CLASS - 72202E591 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          1.7%
12/31/2016          0.99             0             0         1.25%         -0.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          2.0%
12/31/2016          0.99             0             0         1.00%         -0.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.75%          2.2%
12/31/2016          0.99             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.50%          2.5%
12/31/2016          1.00             0             0         0.50%         -0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.25%          2.7%
12/31/2016          1.00             0             0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.00%          3.0%
12/31/2016          1.00             0             0         0.00%         -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            PIMCO HIGH YIELD FUND INSTITUTIONAL CLASS - 693390841

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       264,443  $        264,443           29,525
                                                      ================  ===============
Receivables: investments sold                    102
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       264,545
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       264,545         248,701  $         1.06
Band 100                                        --              --            1.07
Band 75                                         --              --            1.07
Band 50                                         --              --            1.07
Band 25                                         --              --            1.08
Band 0                                          --              --            1.08
                                   ---------------  --------------
 Total                             $       264,545         248,701
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $           385
Mortality & expense charges                                                            (72)
                                                                           ----------------
Net investment income (loss)                                                           313
                                                                           ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ----------------
Net gain (loss)                                                                         --
                                                                           ----------------

Increase (decrease) in net assets from operations                          $           313
                                                                           ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            313   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                     313                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                          264,088                 --
Cost of units redeemed                                                144                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                               264,232                 --
                                                         ----------------   ----------------
Net increase (decrease)                                           264,545                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $        264,545   $             --
                                                         ================   ================

Units sold                                                        248,701                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                           248,701                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                         248,701                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $       264,088
Cost of units redeemed/account charges                                                 144
Net investment income (loss)                                                           313
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $       264,545
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06           249   $       265         1.25%          5.7%
12/31/2016          1.01             0             0         1.25%          0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         1.00%          6.0%
12/31/2016          1.01             0             0         1.00%          0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.75%          6.2%
12/31/2016          1.01             0             0         0.75%          0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.50%          6.5%
12/31/2016          1.01             0             0         0.50%          0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.25%          6.8%
12/31/2016          1.01             0             0         0.25%          0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.00%          7.0%
12/31/2016          1.01             0             0         0.00%          0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              PIMCO INCOME FUND INSTITUTIONAL CLASS - 72201F490

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       573,131  $        572,494           48,265
                                                      ================  ===============
Receivables: investments sold                 25,842
Due to due from sponsor                        1,349
                                     ---------------
Net assets                           $       600,322
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       600,322         557,155  $         1.08
Band 100                                         0               0            1.08
Band 75                                          0               0            1.08
Band 50                                          0               0            1.09
Band 25                                          0               0            1.09
Band 0                                           0               0            1.09
                                   ---------------  --------------
 Total                             $       600,322         557,155
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          7,543
Mortality & expense charges                                                             (1,723)
                                                                              -----------------
Net investment income (loss)                                                             5,820
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    52
Realized gain distributions                                                                  0
Net change in unrealized appreciation (depreciation)                                       637
                                                                              -----------------
Net gain (loss)                                                                            689
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          6,509
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS


                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,820   $              0
Net realized gain (loss)                                               52                  0
Realized gain distributions                                             0                  0
Net change in unrealized appreciation (depreciation)                  637                  0
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   6,509                  0
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          827,974                  0
Cost of units redeemed                                           (234,013)                 0
Account charges                                                      (148)                 0
                                                         -----------------  ----------------
Increase (decrease)                                               593,813                  0
                                                         -----------------  ----------------
Net increase (decrease)                                           600,322                  0
Net assets, beginning                                                   0                  0
                                                         -----------------  ----------------
Net assets, ending                                       $        600,322   $              0
                                                         =================  ================

Units sold                                                        775,616                  0
Units redeemed                                                   (218,461)                 0
                                                         -----------------  ----------------
Net increase (decrease)                                           557,155                  0
Units outstanding, beginning                                            0                  0
                                                         -----------------  ----------------
Units outstanding, ending                                         557,155                  0
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        827,974
Cost of units redeemed/account charges                                                (234,161)
Net investment income (loss)                                                             5,820
Net realized gain (loss)                                                                    52
Realized gain distributions                                                                  0
Net change in unrealized appreciation (depreciation)                                       637
                                                                              -----------------
Net assets                                                                    $        600,322
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08           557   $       600         1.25%          7.3%
12/31/2016          1.00             0             0         1.25%          0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         1.00%          7.5%
12/31/2016          1.00             0             0         1.00%          0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.75%          7.8%
12/31/2016          1.00             0             0         0.75%          0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.50%          8.1%
12/31/2016          1.00             0             0         0.50%          0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.25%          8.3%
12/31/2016          1.01             0             0         0.25%          0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.00%          8.6%
12/31/2016          1.01             0             0         0.00%          0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           PIMCO REAL RETURN FUND INSTITUTIONAL CLASS - 693391104

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $       726,790   $      724,006           64,647
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (11,787)
                                     ----------------
Net assets                           $       715,003
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       437,442         427,532  $         1.02
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                     277,561         267,713            1.04
                                   ---------------  --------------
 Total                             $       715,003         695,245
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $         10,081
Mortality & expense charges                                                             (2,137)
                                                                              -----------------
Net investment income (loss)                                                             7,944
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (247)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     2,784
                                                                              -----------------
Net gain (loss)                                                                          2,537
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         10,481
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          7,944   $             --
Net realized gain (loss)                                             (247)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                2,784                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  10,481                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          782,880                 --
Cost of units redeemed                                            (77,712)                --
Account charges                                                      (646)                --
                                                         -----------------  ----------------
Increase (decrease)                                               704,522                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           715,003                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        715,003   $             --
                                                         =================  ================

Units sold                                                        771,912                 --
Units redeemed                                                    (76,667)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           695,245                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         695,245                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         782,880
Cost of units redeemed/account charges                                                 (78,358)
Net investment income (loss)                                                             7,944
Net realized gain (loss)                                                                  (247)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     2,784
                                                                              -----------------
Net assets                                                                   $         715,003
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02           428   $       437         1.25%          2.6%
12/31/2016          1.00             0             0         1.25%         -0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.00%          2.9%
12/31/2016          1.00             0             0         1.00%         -0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.75%          3.1%
12/31/2016          1.00             0             0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.50%          3.4%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.25%          3.7%
12/31/2016          1.00             0             0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04           268   $       278         0.00%          3.9%
12/31/2016          1.00             0             0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.8%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           PIMCO TOTAL RETURN FUND INSTITUTIONAL CLASS - 693390700

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        160,894  $       161,419           15,860
                                                       ===============  ===============
Receivables: investments sold                   1,995
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        162,889
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       162,889         156,534  $         1.04
Band 100                                        --              --            1.04
Band 75                                         --              --            1.05
Band 50                                         --              --            1.05
Band 25                                         --              --            1.05
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $       162,889         156,534
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $           1,419
Mortality & expense charges                                                                (723)
                                                                              ------------------
Net investment income (loss)                                                                696
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (79)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                       (525)
                                                                              ------------------
Net gain (loss)                                                                            (604)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $              92
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            696   $             --
Net realized gain (loss)                                              (79)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                 (525)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                      92                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          177,462                 --
Cost of units redeemed                                            (14,641)                --
Account charges                                                       (24)                --
                                                         -----------------  ----------------
Increase (decrease)                                               162,797                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           162,889                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        162,889   $             --
                                                         =================  ================

Units sold                                                        170,656                 --
Units redeemed                                                    (14,122)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           156,534                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         156,534                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $         177,462
Cost of units redeemed/account charges                                                  (14,665)
Net investment income (loss)                                                                696
Net realized gain (loss)                                                                    (79)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                       (525)
                                                                              ------------------
Net assets                                                                    $         162,889
                                                                              ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04           157   $       163         1.25%          3.8%
12/31/2016          1.00             0             0         1.25%          0.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         1.00%          4.1%
12/31/2016          1.00             0             0         1.00%          0.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.75%          4.4%
12/31/2016          1.00             0             0         0.75%          0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.50%          4.6%
12/31/2016          1.00             0             0         0.50%          0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.25%          4.9%
12/31/2016          1.00             0             0         0.25%          0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.00%          5.1%
12/31/2016          1.00             0             0         0.00%          0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            AMG RENAISSANCE LARGE CAP GROWTH N CLASS - 00170K844

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        48,552   $        45,996            3,460
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (4)
                                     ----------------
Net assets                           $        48,548
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       45,700          42,389  $          1.08
Band 100                                     2,848           2,639             1.08
Band 75                                         --              --             1.08
Band 50                                         --              --             1.08
Band 25                                         --              --             1.08
Band 0                                          --              --             1.08
                                    --------------  --------------
 Total                              $       48,548          45,028
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $            224
Mortality & expense charges                                                               (238)
                                                                              -----------------
Net investment income (loss)                                                               (14)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    18
Realized gain distributions                                                              1,267
Net change in unrealized appreciation (depreciation)                                     2,556
                                                                              -----------------
Net gain (loss)                                                                          3,841
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          3,827
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (14)  $             --
Net realized gain (loss)                                               18                 --
Realized gain distributions                                         1,267                 --
Net change in unrealized appreciation (depreciation)                2,556                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   3,827                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           45,420                 --
Cost of units redeemed                                               (695)                --
Account charges                                                        (4)                --
                                                         -----------------  ----------------
Increase (decrease)                                                44,721                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            48,548                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         48,548   $             --
                                                         =================  ================

Units sold                                                         45,739                 --
Units redeemed                                                       (711)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            45,028                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          45,028                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $         45,420
Cost of units redeemed/account charges                                                    (699)
Net investment income (loss)                                                               (14)
Net realized gain (loss)                                                                    18
Realized gain distributions                                                              1,267
Net change in unrealized appreciation (depreciation)                                     2,556
                                                                              -----------------
Net assets                                                                    $         48,548
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/21/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08            42   $        46         1.25%          7.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             3   $         3         1.00%          7.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.75%          8.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.50%          8.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.25%          8.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.00%          8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 PIMCO COMMODITY REAL RETURN STRATEGY FUND INST. CLASS - 722005667 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.05
Band 100                                        --              --            1.05
Band 75                                         --              --            1.05
Band 50                                         --              --            1.05
Band 25                                         --              --            1.05
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         1.25%          5.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         1.00%          5.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.75%          5.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.50%          5.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.25%          5.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.00%          5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 PIMCO INVESTMENT GRADE CORPORATE BOND FUND INST. CLASS - 722005816 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                     INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.25%          0.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.00%          0.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.75%          0.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.50%          0.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.25%          0.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.00%          0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO INVESTOR CLASS - 02507F423

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     8,911,541  $      7,994,591          594,283
                                                      ================  ===============
Receivables: investments sold                 14,603
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     8,926,144
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     8,891,794       5,318,755  $          1.67
Band 100                                         --              --             1.70
Band 75                                          --              --             1.73
Band 50                                          --              --             1.76
Band 25                                          --              --             1.79
Band 0                                       34,350          18,886             1.82
                                    ---------------  --------------
 Total                              $     8,926,144       5,337,641
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       150,777
Mortality & expense charges                                                        (101,411)
                                                                            ----------------
Net investment income (loss)                                                         49,366
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            350,762
Realized gain distributions                                                          90,146
Net change in unrealized appreciation (depreciation)                                873,932
                                                                            ----------------
Net gain (loss)                                                                   1,314,840
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,364,206
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         49,366   $         21,210
Net realized gain (loss)                                          350,762            (92,622)
Realized gain distributions                                        90,146            159,973
Net change in unrealized appreciation (depreciation)              873,932            373,445
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,364,206            462,006
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,093,167          5,556,582
Cost of units redeemed                                         (5,221,022)        (2,947,726)
Account charges                                                   (19,375)           (21,829)
                                                         -----------------  -----------------
Increase (decrease)                                              (147,230)         2,587,027
                                                         -----------------  -----------------
Net increase (decrease)                                         1,216,976          3,049,033
Net assets, beginning                                           7,709,168          4,660,135
                                                         -----------------  -----------------
Net assets, ending                                       $      8,926,144   $      7,709,168
                                                         =================  =================

Units sold                                                      3,308,567          4,085,712
Units redeemed                                                 (3,344,505)        (2,146,133)
                                                         -----------------  -----------------
Net increase (decrease)                                           (35,938)         1,939,579
Units outstanding, beginning                                    5,373,579          3,434,000
                                                         -----------------  -----------------
Units outstanding, ending                                       5,337,641          5,373,579
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    16,767,594
Cost of units redeemed/account charges                                           (9,710,231)
Net investment income (loss)                                                        161,371
Net realized gain (loss)                                                            348,625
Realized gain distributions                                                         441,835
Net change in unrealized appreciation (depreciation)                                916,950
                                                                            ----------------
Net assets                                                                  $     8,926,144
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/1/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.67         5,319   $     8,892         1.25%         17.6%
12/31/2016          1.42         4,729         6,724         1.25%          6.3%
12/31/2015          1.34         2,637         3,529         1.25%         -2.9%
12/31/2014          1.38         1,302         1,793         1.25%          7.4%
12/31/2013          1.28           661           848         1.25%         20.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.70             0   $         0         1.00%         17.9%
12/31/2016          1.44             0             0         1.00%          6.5%
12/31/2015          1.35             0             0         1.00%         -2.6%
12/31/2014          1.39             0             0         1.00%          7.7%
12/31/2013          1.29             0             0         1.00%         21.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.73             0   $         0         0.75%         18.2%
12/31/2016          1.46             0             0         0.75%          6.8%
12/31/2015          1.37             0             0         0.75%         -2.4%
12/31/2014          1.40             0             0         0.75%          8.0%
12/31/2013          1.30             0             0         0.75%         21.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.76             0   $         0         0.50%         18.5%
12/31/2016          1.48             0             0         0.50%          7.1%
12/31/2015          1.39             0             0         0.50%         -2.1%
12/31/2014          1.42             0             0         0.50%          8.3%
12/31/2013          1.31             0             0         0.50%         21.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.79             0   $         0         0.25%         18.7%
12/31/2016          1.51             0             0         0.25%          7.3%
12/31/2015          1.40             0             0         0.25%         -1.9%
12/31/2014          1.43             0             0         0.25%          8.5%
12/31/2013          1.32             0             0         0.25%         21.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.82            19   $        34         0.00%         19.0%
12/31/2016          1.53           645           985         0.00%          7.6%
12/31/2015          1.42           797         1,131         0.00%         -1.6%
12/31/2014          1.44           285           412         0.00%          8.8%
12/31/2013          1.33            50            67         0.00%         22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        1.4%
    2015        2.3%
    2014        2.9%
    2013        4.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO A CLASS - 02507F787

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $    17,454,494   $    16,632,713        1,310,834
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (7,290)
                                     ----------------
Net assets                           $    17,447,204
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   14,026,496        8,071,545  $         1.74
Band 100                                 3,164,754        1,782,158            1.78
Band 75                                         --               --            1.81
Band 50                                         --               --            1.85
Band 25                                         --               --            1.89
Band 0                                     255,954          132,174            1.94
                                    --------------  ---------------
 Total                              $   17,447,204        9,985,877
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       280,667
Mortality & expense charges                                                        (234,249)
                                                                            ----------------
Net investment income (loss)                                                         46,418
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            213,303
Realized gain distributions                                                         225,646
Net change in unrealized appreciation (depreciation)                              1,161,804
                                                                            ----------------
Net gain (loss)                                                                   1,600,753
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,647,171
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         46,418   $        (55,698)
Net realized gain (loss)                                          213,303           (428,631)
Realized gain distributions                                       225,646            354,704
Net change in unrealized appreciation (depreciation)            1,161,804          1,177,902
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,647,171          1,048,277
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,236,194          4,605,226
Cost of units redeemed                                         (7,998,331)       (14,341,910)
Account charges                                                   (14,563)           (16,569)
                                                         -----------------  -----------------
Increase (decrease)                                            (5,776,700)        (9,753,253)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,129,529)        (8,704,976)
Net assets, beginning                                          21,576,733         30,281,709
                                                         -----------------  -----------------
Net assets, ending                                       $     17,447,204   $     21,576,733
                                                         =================  =================

Units sold                                                      1,379,537          3,184,863
Units redeemed                                                 (4,821,196)        (9,445,286)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,441,659)        (6,260,423)
Units outstanding, beginning                                   13,427,536         19,687,959
                                                         -----------------  -----------------
Units outstanding, ending                                       9,985,877         13,427,536
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     51,970,996
Cost of units redeemed/account charges                                           (36,624,386)
Net investment income (loss)                                                         261,647
Net realized gain (loss)                                                              82,815
Realized gain distributions                                                          934,351
Net change in unrealized appreciation (depreciation)                                 821,781
                                                                            -----------------
Net assets                                                                  $     17,447,204
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.74         8,072   $    14,026         1.25%          8.6%
12/31/2016          1.60        11,209        17,940         1.25%          4.3%
12/31/2015          1.53        17,101        26,235         1.25%         -3.1%
12/31/2014          1.58         2,739         4,335         1.25%          4.6%
12/31/2013          1.51         2,969         4,492         1.25%          9.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78         1,782   $     3,165         1.00%          8.8%
12/31/2016          1.63         2,092         3,413         1.00%          4.6%
12/31/2015          1.56         2,468         3,850         1.00%         -2.8%
12/31/2014          1.61           379           609         1.00%          4.9%
12/31/2013          1.53             4             7         1.00%          9.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.81             0   $         0         0.75%          9.1%
12/31/2016          1.66             0             0         0.75%          4.9%
12/31/2015          1.59             0             0         0.75%         -2.6%
12/31/2014          1.63             0             0         0.75%          5.1%
12/31/2013          1.55             0             0         0.75%         10.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0   $         0         0.50%          9.4%
12/31/2016          1.70             0             0         0.50%          5.1%
12/31/2015          1.61             0             0         0.50%         -2.4%
12/31/2014          1.65             0             0         0.50%          5.4%
12/31/2013          1.57             0             0         0.50%         10.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89             0   $         0         0.25%          9.7%
12/31/2016          1.73             0             0         0.25%          5.4%
12/31/2015          1.64             0             0         0.25%         -2.1%
12/31/2014          1.68             0             0         0.25%          5.7%
12/31/2013          1.59             0             0         0.25%         10.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94           132   $       256         0.00%          9.9%
12/31/2016          1.76           127           223         0.00%          5.6%
12/31/2015          1.67           118           197         0.00%         -1.9%
12/31/2014          1.70           342           582         0.00%          5.9%
12/31/2013          1.60           338           541         0.00%         10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        0.9%
    2015        2.6%
    2014        2.0%
    2013        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY DISCIPLINED GROWTH FUND INVESTOR CLASS - 02507M675

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     3,894,672  $      3,159,794          172,778
                                                      ================  ===============
Receivables: investments sold                 48,128
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     3,942,800
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,891,012       1,911,141  $          2.04
Band 100                                         --              --             2.06
Band 75                                          --              --             2.09
Band 50                                          --              --             2.12
Band 25                                          --              --             2.15
Band 0                                       51,788          23,718             2.18
                                    ---------------  --------------
 Total                              $     3,942,800       1,934,859
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        16,930
Mortality & expense charges                                                         (47,107)
                                                                            ----------------
Net investment income (loss)                                                        (30,177)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            185,449
Realized gain distributions                                                         319,779
Net change in unrealized appreciation (depreciation)                                368,820
                                                                            ----------------
Net gain (loss)                                                                     874,048
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       843,871
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (30,177)  $        (19,231)
Net realized gain (loss)                                          185,449             16,515
Realized gain distributions                                       319,779                 --
Net change in unrealized appreciation (depreciation)              368,820            241,693
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 843,871            238,977
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          348,156            715,931
Cost of units redeemed                                           (973,245)          (413,977)
Account charges                                                    (1,165)            (1,532)
                                                         -----------------  -----------------
Increase (decrease)                                              (626,254)           300,422
                                                         -----------------  -----------------
Net increase (decrease)                                           217,617            539,399
Net assets, beginning                                           3,725,183          3,185,784
                                                         -----------------  -----------------
Net assets, ending                                       $      3,942,800   $      3,725,183
                                                         =================  =================

Units sold                                                        186,187            463,077
Units redeemed                                                   (528,278)          (272,036)
                                                         -----------------  -----------------
Net increase (decrease)                                          (342,091)           191,041
Units outstanding, beginning                                    2,276,950          2,085,909
                                                         -----------------  -----------------
Units outstanding, ending                                       1,934,859          2,276,950
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     5,997,428
Cost of units redeemed/account charges                                           (3,519,230)
Net investment income (loss)                                                        (87,642)
Net realized gain (loss)                                                            297,832
Realized gain distributions                                                         519,534
Net change in unrealized appreciation (depreciation)                                734,878
                                                                            ----------------
Net assets                                                                  $     3,942,800
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.04         1,911   $     3,891         1.25%         24.5%
12/31/2016          1.64         2,260         3,695         1.25%          7.1%
12/31/2015          1.53         2,073         3,165         1.25%         -2.8%
12/31/2014          1.57         1,178         1,851         1.25%         11.7%
12/31/2013          1.41         1,187         1,669         1.25%         33.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.06             0   $         0         1.00%         24.8%
12/31/2016          1.65             0             0         1.00%          7.4%
12/31/2015          1.54             0             0         1.00%         -2.5%
12/31/2014          1.58             0             0         1.00%         12.0%
12/31/2013          1.41             0             0         1.00%         33.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.09             0   $         0         0.75%         25.1%
12/31/2016          1.67             0             0         0.75%          7.6%
12/31/2015          1.55             0             0         0.75%         -2.3%
12/31/2014          1.59             0             0         0.75%         12.2%
12/31/2013          1.42             0             0         0.75%         33.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.12             0   $         0         0.50%         25.4%
12/31/2016          1.69             0             0         0.50%          7.9%
12/31/2015          1.57             0             0         0.50%         -2.1%
12/31/2014          1.60             0             0         0.50%         12.5%
12/31/2013          1.42             0             0         0.50%         34.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.15             0   $         0         0.25%         25.7%
12/31/2016          1.71             0             0         0.25%          8.2%
12/31/2015          1.58             0             0         0.25%         -1.8%
12/31/2014          1.61             0             0         0.25%         12.8%
12/31/2013          1.43             0             0         0.25%         34.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.18            24   $        52         0.00%         26.1%
12/31/2016          1.73            17            30         0.00%          8.4%
12/31/2015          1.60            13            21         0.00%         -1.6%
12/31/2014          1.62             0             1         0.00%         13.1%
12/31/2013          1.43             0             0         0.00%         34.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        0.7%
    2015        0.3%
    2014        0.4%
    2013        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO INVESTOR CLASS - 02507F795

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     11,872,940  $    11,403,175          893,148
                                                       ===============  ===============
Receivables: investments sold                   5,930
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     11,878,870
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   11,854,685        6,686,135  $         1.77
Band 100                                        --               --            1.81
Band 75                                         --               --            1.85
Band 50                                         --               --            1.89
Band 25                                         --               --            1.93
Band 0                                      24,185           12,241            1.98
                                    --------------  ---------------
 Total                              $   11,878,870        6,698,376
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       227,909
Mortality & expense charges                                                        (168,188)
                                                                            ----------------
Net investment income (loss)                                                         59,721
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            214,161
Realized gain distributions                                                         172,373
Net change in unrealized appreciation (depreciation)                                743,086
                                                                            ----------------
Net gain (loss)                                                                   1,129,620
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,189,341
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         59,721   $         24,102
Net realized gain (loss)                                          214,161           (218,716)
Realized gain distributions                                       172,373            262,077
Net change in unrealized appreciation (depreciation)              743,086            700,661
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,189,341            768,124
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,033,551          3,525,300
Cost of units redeemed                                         (8,286,769)        (7,473,399)
Account charges                                                   (13,163)           (15,673)
                                                         -----------------  -----------------
Increase (decrease)                                            (5,266,381)        (3,963,772)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,077,040)        (3,195,648)
Net assets, beginning                                          15,955,910         19,151,558
                                                         -----------------  -----------------
Net assets, ending                                       $     11,878,870   $     15,955,910
                                                         =================  =================

Units sold                                                      1,765,173          2,193,553
Units redeemed                                                 (4,807,286)        (4,580,573)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,042,113)        (2,387,020)
Units outstanding, beginning                                    9,740,489         12,127,509
                                                         -----------------  -----------------
Units outstanding, ending                                       6,698,376          9,740,489
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    40,690,993
Cost of units redeemed/account charges                                          (30,726,502)
Net investment income (loss)                                                        392,035
Net realized gain (loss)                                                            350,373
Realized gain distributions                                                         702,206
Net change in unrealized appreciation (depreciation)                                469,765
                                                                            ----------------
Net assets                                                                  $    11,878,870
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77         6,686   $    11,855         1.25%          8.9%
12/31/2016          1.63         9,191        14,972         1.25%          4.6%
12/31/2015          1.56        10,159        15,820         1.25%         -2.9%
12/31/2014          1.60         1,863         2,988         1.25%          4.9%
12/31/2013          1.53         3,091         4,727         1.25%          9.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.81             0   $         0         1.00%          9.1%
12/31/2016          1.66             0             0         1.00%          4.9%
12/31/2015          1.58             0             0         1.00%         -2.7%
12/31/2014          1.63             0             0         1.00%          5.1%
12/31/2013          1.55             0             0         1.00%         10.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0   $         0         0.75%          9.4%
12/31/2016          1.69             0             0         0.75%          5.1%
12/31/2015          1.61             0             0         0.75%         -2.4%
12/31/2014          1.65             0             0         0.75%          5.4%
12/31/2013          1.57             0             0         0.75%         10.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89             0   $         0         0.50%          9.7%
12/31/2016          1.73             0             0         0.50%          5.4%
12/31/2015          1.64             0             0         0.50%         -2.2%
12/31/2014          1.67             0             0         0.50%          5.7%
12/31/2013          1.58             0             0         0.50%         10.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.93             0   $         0         0.25%          9.9%
12/31/2016          1.76             0             0         0.25%          5.6%
12/31/2015          1.66             0             0         0.25%         -1.9%
12/31/2014          1.70             0             0         0.25%          5.9%
12/31/2013          1.60             0             0         0.25%         10.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98            12   $        24         0.00%         10.2%
12/31/2016          1.79           549           984         0.00%          5.9%
12/31/2015          1.69         1,968         3,332         0.00%         -1.7%
12/31/2014          1.72           652         1,123         0.00%          6.2%
12/31/2013          1.62           655         1,062         0.00%         11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        1.2%
    2015        2.9%
    2014        1.9%
    2013        2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            AMERICAN CENTURY REAL ESTATE FUND A CLASS - 025076860

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,315,723  $     1,333,502           46,722
                                                       ===============  ===============
Receivables: investments sold                   1,373
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,317,096
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,264,393         386,721  $          3.27
Band 100                                    29,780           8,784             3.39
Band 75                                         --              --             3.51
Band 50                                         --              --             3.64
Band 25                                         --              --             3.77
Band 0                                      22,923           5,805             3.95
                                    --------------  --------------
 Total                              $    1,317,096         401,310
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          1,412
Mortality & expense charges                                                            (18,925)
                                                                              -----------------
Net investment income (loss)                                                           (17,513)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,639)
Realized gain distributions                                                             55,664
Net change in unrealized appreciation (depreciation)                                    18,687
                                                                              -----------------
Net gain (loss)                                                                         70,712
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         53,199
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS


                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (17,513)  $         17,796
Net realized gain (loss)                                           (3,639)            99,699
Realized gain distributions                                        55,664            167,199
Net change in unrealized appreciation (depreciation)               18,687           (237,431)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  53,199             47,263
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          351,811            957,341
Cost of units redeemed                                         (1,095,567)          (984,617)
Account charges                                                    (1,655)            (1,610)
                                                         -----------------  -----------------
Increase (decrease)                                              (745,411)           (28,886)
                                                         -----------------  -----------------
Net increase (decrease)                                          (692,212)            18,377
Net assets, beginning                                           2,009,308          1,990,931
                                                         -----------------  -----------------
Net assets, ending                                       $      1,317,096   $      2,009,308
                                                         =================  =================

Units sold                                                        109,884            299,336
Units redeemed                                                   (344,194)          (320,071)
                                                         -----------------  -----------------
Net increase (decrease)                                          (234,310)           (20,735)
Units outstanding, beginning                                      635,620            656,355
                                                         -----------------  -----------------
Units outstanding, ending                                         401,310            635,620
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    16,208,716
Cost of units redeemed/account charges                                          (16,246,013)
Net investment income (loss)                                                        117,918
Net realized gain (loss)                                                            412,982
Realized gain distributions                                                         841,272
Net change in unrealized appreciation (depreciation)                                (17,779)
                                                                            ----------------
Net assets                                                                  $     1,317,096
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.27           387   $     1,264         1.25%          3.6%
12/31/2016          3.16           619         1,954         1.25%          4.1%
12/31/2015          3.03           652         1,977         1.25%          1.2%
12/31/2014          2.99           751         2,249         1.25%         27.8%
12/31/2013          2.34         1,384         3,244         1.25%         -0.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.39             9   $        30         1.00%          3.9%
12/31/2016          3.26            13            42         1.00%          4.4%
12/31/2015          3.13             1             3         1.00%          1.5%
12/31/2014          3.08             6            17         1.00%         28.1%
12/31/2013          2.41             1             2         1.00%          0.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.51             0   $         0         0.75%          4.1%
12/31/2016          3.37             0             0         0.75%          4.6%
12/31/2015          3.22             0             0         0.75%          1.7%
12/31/2014          3.17             0             0         0.75%         28.4%
12/31/2013          2.47             0             0         0.75%          0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.64             0   $         0         0.50%          4.4%
12/31/2016          3.49             0             0         0.50%          4.9%
12/31/2015          3.32             0             0         0.50%          2.0%
12/31/2014          3.26             0             0         0.50%         28.7%
12/31/2013          2.53             0             0         0.50%          0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.77             0   $         0         0.25%          4.6%
12/31/2016          3.61             0             0         0.25%          5.2%
12/31/2015          3.43             0             0         0.25%          2.2%
12/31/2014          3.35             0             0         0.25%         29.1%
12/31/2013          2.60             0             0         0.25%          0.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.95             6   $        23         0.00%          4.9%
12/31/2016          3.76             4            13         0.00%          5.4%
12/31/2015          3.57             3            11         0.00%          2.5%
12/31/2014          3.48             1             4         0.00%         29.4%
12/31/2013          2.69           292           785         0.00%          1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.1%
    2016        2.2%
    2015        2.2%
    2014        1.4%
    2013        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        AMERICAN CENTURY REAL ESTATE FUND INVESTOR CLASS - 025076886

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,986,255  $     2,072,755           70,442
                                                       ===============  ===============
Receivables: investments sold                   1,644
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,987,899
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,987,899       1,448,261  $          1.37
Band 100                                         --              --             1.41
Band 75                                          --              --             1.45
Band 50                                          --              --             1.49
Band 25                                          --              --             1.53
Band 0                                           --              --             1.57
                                    ---------------  --------------
 Total                              $     1,987,899       1,448,261
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          4,734
Mortality & expense charges                                                           (26,965)
                                                                             -----------------
Net investment income (loss)                                                          (22,231)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (51,725)
Realized gain distributions                                                            83,765
Net change in unrealized appreciation (depreciation)                                   70,205
                                                                             -----------------

Net gain (loss)                                                                       102,245
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         80,014
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (22,231)  $         24,132
Net realized gain (loss)                                          (51,725)           125,931
Realized gain distributions                                        83,765            200,649
Net change in unrealized appreciation (depreciation)               70,205           (255,546)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  80,014             95,166
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          661,237            573,483
Cost of units redeemed                                         (1,176,865)        (1,419,579)
Account charges                                                      (736)              (748)
                                                         -----------------  -----------------
Increase (decrease)                                              (516,364)          (846,844)
                                                         -----------------  -----------------
Net increase (decrease)                                          (436,350)          (751,678)
Net assets, beginning                                           2,424,249          3,175,927
                                                         -----------------  -----------------
Net assets, ending                                       $      1,987,899   $      2,424,249
                                                         =================  =================

Units sold                                                        498,077          1,354,814
Units redeemed                                                   (884,510)        (2,028,979)
                                                         -----------------  -----------------
Net increase (decrease)                                          (386,433)          (674,165)
Units outstanding, beginning                                    1,834,694          2,508,859
                                                         -----------------  -----------------
Units outstanding, ending                                       1,448,261          1,834,694
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     17,848,908
Cost of units redeemed/account charges                                           (17,620,304)
Net investment income (loss)                                                         137,235
Net realized gain (loss)                                                           1,424,139
Realized gain distributions                                                          284,421
Net change in unrealized appreciation (depreciation)                                 (86,500)
                                                                            -----------------
Net assets                                                                  $      1,987,899
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37         1,448   $     1,988         1.25%          3.9%
12/31/2016          1.32         1,835         2,424         1.25%          4.4%
12/31/2015          1.27         2,509         3,176         1.25%          1.5%
12/31/2014          1.25         2,259         2,819         1.25%         28.0%
12/31/2013          0.97         7,456         7,266         1.25%          0.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         1.00%          4.1%
12/31/2016          1.35             0             0         1.00%          4.6%
12/31/2015          1.29             0             0         1.00%          1.7%
12/31/2014          1.27             0             0         1.00%         28.4%
12/31/2013          0.99             0             0         1.00%          0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0   $         0         0.75%          4.4%
12/31/2016          1.39             0             0         0.75%          4.9%
12/31/2015          1.32             0             0         0.75%          2.0%
12/31/2014          1.30             0             0         0.75%         28.7%
12/31/2013          1.01             0             0         0.75%          0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49             0   $         0         0.50%          4.7%
12/31/2016          1.42             0             0         0.50%          5.2%
12/31/2015          1.35             0             0         0.50%          2.2%
12/31/2014          1.32             0             0         0.50%         29.0%
12/31/2013          1.02             0             0         0.50%          0.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.53             0   $         0         0.25%          4.9%
12/31/2016          1.45             0             0         0.25%          5.4%
12/31/2015          1.38             0             0         0.25%          2.5%
12/31/2014          1.35             0             0         0.25%         29.3%
12/31/2013          1.04             0             0         0.25%          1.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.57             0   $         0         0.00%          5.2%
12/31/2016          1.49             0             0         0.00%          5.7%
12/31/2015          1.41             0             0         0.00%          2.7%
12/31/2014          1.37             0             0         0.00%         29.7%
12/31/2013          1.06             0             0         0.00%          1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        2.0%
    2015        2.2%
    2014        1.2%
    2013        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             AMERICAN CENTURY SELECT INVESTOR CLASS - 025083502

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        116,869  $        94,007            1,754
                                                       ===============  ===============
Receivables: investments sold                   6,143
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        123,012
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       123,012          24,962  $         4.93
Band 100                                        --              --            5.11
Band 75                                         --              --            5.29
Band 50                                         --              --            5.48
Band 25                                         --              --            5.68
Band 0                                          --              --            6.63
                                   ---------------  --------------
 Total                             $       123,012          24,962
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            321
Mortality & expense charges                                                            (1,276)
                                                                             -----------------
Net investment income (loss)                                                             (955)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  118
Realized gain distributions                                                             6,606
Net change in unrealized appreciation (depreciation)                                   18,601
                                                                             -----------------
Net gain (loss)                                                                        25,325
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         24,370
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (955)  $           (752)
Net realized gain (loss)                                              118                295
Realized gain distributions                                         6,606              2,861
Net change in unrealized appreciation (depreciation)               18,601                413
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  24,370              2,817
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           11,877              5,125
Cost of units redeemed                                                 --            (19,237)
Account charges                                                        (2)               (10)
                                                         -----------------  -----------------
Increase (decrease)                                                11,875            (14,122)
                                                         -----------------  -----------------
Net increase (decrease)                                            36,245            (11,305)
Net assets, beginning                                              86,767             98,072
                                                         -----------------  -----------------
Net assets, ending                                       $        123,012   $         86,767
                                                         =================  =================

Units sold                                                          2,542              1,373
Units redeemed                                                         --             (5,352)
                                                         -----------------  -----------------
Net increase (decrease)                                             2,542             (3,979)
Units outstanding, beginning                                       22,420             26,399
                                                         -----------------  -----------------
Units outstanding, ending                                          24,962             22,420
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        496,910
Cost of units redeemed/account charges                                              (457,116)
Net investment income (loss)                                                          (9,738)
Net realized gain (loss)                                                              46,563
Realized gain distributions                                                           23,531
Net change in unrealized appreciation (depreciation)                                  22,862
                                                                            -----------------
Net assets                                                                  $        123,012
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.93            25   $       123         1.25%         27.3%
12/31/2016          3.87            22            87         1.25%          4.2%
12/31/2015          3.72            26            98         1.25%          6.4%
12/31/2014          3.49            26            89         1.25%          9.2%
12/31/2013          3.20            28            88         1.25%         28.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.11             0   $         0         1.00%         27.7%
12/31/2016          4.00             0             0         1.00%          4.4%
12/31/2015          3.83             0             0         1.00%          6.6%
12/31/2014          3.59             0             0         1.00%          9.4%
12/31/2013          3.28             0             0         1.00%         28.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.29             0   $         0         0.75%         28.0%
12/31/2016          4.14             0             0         0.75%          4.7%
12/31/2015          3.95             0             0         0.75%          6.9%
12/31/2014          3.70             0             0         0.75%          9.7%
12/31/2013          3.37             0             0         0.75%         29.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.48             0   $         0         0.50%         28.3%
12/31/2016          4.27             0             0         0.50%          5.0%
12/31/2015          4.07             0             0         0.50%          7.2%
12/31/2014          3.80             0             0         0.50%         10.0%
12/31/2013          3.46             0             0         0.50%         29.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.68             0   $         0         0.25%         28.6%
12/31/2016          4.42             0             0         0.25%          5.2%
12/31/2015          4.20             0             0         0.25%          7.4%
12/31/2014          3.91             0             0         0.25%         10.2%
12/31/2013          3.55             0             0         0.25%         29.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      6.63             0   $         0         0.00%         28.9%
12/31/2016          5.14             0             0         0.00%          5.5%
12/31/2015          4.88             0             0         0.00%          7.7%
12/31/2014          4.53             0             0         0.00%         10.5%
12/31/2013          4.10             0             0         0.00%         30.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.3%
    2016        0.3%
    2015        0.4%
    2014        0.4%
    2013        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 AMERICAN CENTURY DIVERSIFIED BOND FUND INVESTOR CLASS - 024932402 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.16
Band 100                                        --              --            1.18
Band 75                                         --              --            1.21
Band 50                                         --              --            1.23
Band 25                                         --              --            1.25
Band 0                                          --              --            1.28
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         1.25%          2.0%
12/31/2016          1.14             0             0         1.25%          1.2%
12/31/2015          1.12             0             0         1.25%         -1.0%
12/31/2014          1.14             0             0         1.25%          4.7%
12/31/2013          1.08             0             0         1.25%         -3.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         1.00%          2.3%
12/31/2016          1.16             0             0         1.00%          1.5%
12/31/2015          1.14             0             0         1.00%         -0.8%
12/31/2014          1.15             0             0         1.00%          5.0%
12/31/2013          1.09             0             0         1.00%         -3.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.75%          2.6%
12/31/2016          1.18             0             0         0.75%          1.7%
12/31/2015          1.16             0             0         0.75%         -0.5%
12/31/2014          1.16             0             0         0.75%          5.2%
12/31/2013          1.10             0             0         0.75%         -3.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.50%          2.8%
12/31/2016          1.20             0             0         0.50%          2.0%
12/31/2015          1.17             0             0         0.50%         -0.3%
12/31/2014          1.18             0             0         0.50%          5.5%
12/31/2013          1.11             0             0         0.50%         -3.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.25%          3.1%
12/31/2016          1.22             0             0         0.25%          2.3%
12/31/2015          1.19             0             0         0.25%          0.0%
12/31/2014          1.19             0             0         0.25%          5.8%
12/31/2013          1.12             0             0         0.25%         -2.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.00%          3.3%
12/31/2016          1.24             0             0         0.00%          2.5%
12/31/2015          1.21             0             0         0.00%          0.2%
12/31/2014          1.20             0             0         0.00%          6.0%
12/31/2013          1.13             0             0         0.00%         -2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 AMERICAN CENTURY SELECT A CLASS - 025083809

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      271,830   $       226,235            3,948
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (465)
                                     ---------------
Net assets                           $      271,365
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       105,867          42,954  $         2.46
Band 100                                   165,498          64,901            2.55
Band 75                                         --              --            2.64
Band 50                                         --              --            2.73
Band 25                                         --              --            2.82
Band 0                                          --              --            2.92
                                   ---------------  --------------
 Total                             $       271,365         107,855
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             62
Mortality & expense charges                                                           (3,023)
                                                                            -----------------
Net investment income (loss)                                                          (2,961)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              12,980
Realized gain distributions                                                           15,715
Net change in unrealized appreciation (depreciation)                                  40,911
                                                                            -----------------
Net gain (loss)                                                                       69,606
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         66,645
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS


                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,961)  $         (3,309)
Net realized gain (loss)                                           12,980              3,884
Realized gain distributions                                        15,715              9,679
Net change in unrealized appreciation (depreciation)               40,911              2,629
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  66,645             12,883
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           19,145            109,784
Cost of units redeemed                                            (99,673)          (165,584)
Account charges                                                       (88)               (53)
                                                         -----------------  -----------------
Increase (decrease)                                               (80,616)           (55,853)
                                                         -----------------  -----------------
Net increase (decrease)                                           (13,971)           (42,970)
Net assets, beginning                                             285,336            328,306
                                                         -----------------  -----------------
Net assets, ending                                       $        271,365   $        285,336
                                                         =================  =================

Units sold                                                          8,624             59,401
Units redeemed                                                    (45,111)           (88,803)
                                                         -----------------  -----------------
Net increase (decrease)                                           (36,487)           (29,402)
Units outstanding, beginning                                      144,342            173,744
                                                         -----------------  -----------------
Units outstanding, ending                                         107,855            144,342
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $       903,160
Cost of units redeemed/account charges                                             (863,784)
Net investment income (loss)                                                        (21,359)
Net realized gain (loss)                                                            123,539
Realized gain distributions                                                          84,214
Net change in unrealized appreciation (depreciation)                                 45,595
                                                                            ----------------
Net assets                                                                  $       271,365
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.46            43   $       106         1.25%         27.0%
12/31/2016          1.94            61           118         1.25%          3.9%
12/31/2015          1.87           104           194         1.25%          6.1%
12/31/2014          1.76           152           268         1.25%          8.9%
12/31/2013          1.62           204           329         1.25%         28.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.55            65   $       165         1.00%         27.3%
12/31/2016          2.00            83           167         1.00%          4.2%
12/31/2015          1.92            70           135         1.00%          6.4%
12/31/2014          1.81            38            69         1.00%          9.1%
12/31/2013          1.66             0             0         1.00%         28.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.64             0   $         0         0.75%         27.6%
12/31/2016          2.07             0             0         0.75%          4.5%
12/31/2015          1.98             0             0         0.75%          6.6%
12/31/2014          1.86             0             0         0.75%          9.4%
12/31/2013          1.70             0             0         0.75%         28.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.73             0   $         0         0.50%         27.9%
12/31/2016          2.13             0             0         0.50%          4.7%
12/31/2015          2.04             0             0         0.50%          6.9%
12/31/2014          1.91             0             0         0.50%          9.7%
12/31/2013          1.74             0             0         0.50%         29.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.82             0   $         0         0.25%         28.3%
12/31/2016          2.20             0             0         0.25%          5.0%
12/31/2015          2.10             0             0         0.25%          7.2%
12/31/2014          1.96             0             0         0.25%         10.0%
12/31/2013          1.78             0             0         0.25%         29.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.92             0   $         0         0.00%         28.6%
12/31/2016          2.27             0             0         0.00%          5.2%
12/31/2015          2.16             0             0         0.00%          7.4%
12/31/2014          2.01             0             0         0.00%         10.2%
12/31/2013          1.82             0             0         0.00%         29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.1%
    2015        0.2%
    2014        0.1%
    2013        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            AMERICAN CENTURY SMALL CAP GROWTH A CLASS - 025083221

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,356,063   $       964,840           81,439
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (906)
                                     ---------------
Net assets                           $    1,355,157
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,137,959         393,870  $          2.89
Band 100                                   217,198          72,659             2.99
Band 75                                         --              --             3.09
Band 50                                         --              --             3.20
Band 25                                         --              --             3.31
Band 0                                          --              --             3.43
                                    --------------  --------------
 Total                              $    1,355,157         466,529
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (13,977)
                                                                            -----------------
Net investment income (loss)                                                         (13,977)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              40,094
Realized gain distributions                                                           52,170
Net change in unrealized appreciation (depreciation)                                 175,772
                                                                            -----------------
Net gain (loss)                                                                      268,036
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        254,059
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (13,977)  $        (11,344)
Net realized gain (loss)                                           40,094             19,837
Realized gain distributions                                        52,170                 --
Net change in unrealized appreciation (depreciation)              175,772             78,153
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 254,059             86,646
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          190,903            169,241
Cost of units redeemed                                           (146,610)          (180,658)
Account charges                                                      (175)              (169)
                                                         -----------------  -----------------
Increase (decrease)                                                44,118            (11,586)
                                                         -----------------  -----------------
Net increase (decrease)                                           298,177             75,060
Net assets, beginning                                           1,056,980            981,920
                                                         -----------------  -----------------
Net assets, ending                                       $      1,355,157   $      1,056,980
                                                         =================  =================

Units sold                                                         77,903             81,317
Units redeemed                                                    (62,333)           (87,177)
                                                         -----------------  -----------------
Net increase (decrease)                                            15,570             (5,860)
Units outstanding, beginning                                      450,959            456,819
                                                         -----------------  -----------------
Units outstanding, ending                                         466,529            450,959
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     3,047,039
Cost of units redeemed/account charges                                           (2,512,922)
Net investment income (loss)                                                       (112,443)
Net realized gain (loss)                                                            470,783
Realized gain distributions                                                          71,477
Net change in unrealized appreciation (depreciation)                                391,223
                                                                            ----------------
Net assets                                                                  $     1,355,157
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.89           394   $     1,138         1.25%         23.9%
12/31/2016          2.33           375           874         1.25%          9.1%
12/31/2015          2.14           364           779         1.25%         -5.4%
12/31/2014          2.26           425           961         1.25%          3.8%
12/31/2013          2.18           584         1,271         1.25%         38.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.99            73   $       217         1.00%         24.2%
12/31/2016          2.41            76           183         1.00%          9.4%
12/31/2015          2.20            92           203         1.00%         -5.2%
12/31/2014          2.32            54           125         1.00%          4.1%
12/31/2013          2.23             0             0         1.00%         39.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.09             0   $         0         0.75%         24.6%
12/31/2016          2.48             0             0         0.75%          9.6%
12/31/2015          2.26             0             0         0.75%         -4.9%
12/31/2014          2.38             0             0         0.75%          4.4%
12/31/2013          2.28             0             0         0.75%         39.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.20             0   $         0         0.50%         24.9%
12/31/2016          2.56             0             0         0.50%          9.9%
12/31/2015          2.33             0             0         0.50%         -4.7%
12/31/2014          2.45             0             0         0.50%          4.6%
12/31/2013          2.34             0             0         0.50%         39.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.31             0   $         0         0.25%         25.2%
12/31/2016          2.64             0             0         0.25%         10.2%
12/31/2015          2.40             0             0         0.25%         -4.5%
12/31/2014          2.51             0             0         0.25%          4.9%
12/31/2013          2.39             0             0         0.25%         40.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.43             0   $         0         0.00%         25.5%
12/31/2016          2.73             0             0         0.00%         10.5%
12/31/2015          2.47             0             0         0.00%         -4.2%
12/31/2014          2.58             0             0         0.00%          5.2%
12/31/2013          2.45             0             0         0.00%         40.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY DIVERSIFIED BOND FUND A CLASS - 024932501

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       389,578   $       394,882           36,044
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,023)
                                     ----------------
Net assets                           $       388,555
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       211,529         185,438  $         1.14
Band 100                                   177,026         152,274            1.16
Band 75                                         --              --            1.18
Band 50                                         --              --            1.21
Band 25                                         --              --            1.23
Band 0                                          --              --            1.25
                                   ---------------  --------------
 Total                             $       388,555         337,712
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $           7,963
Mortality & expense charges                                                             (4,729)
                                                                             ------------------
Net investment income (loss)                                                             3,234
                                                                             ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (707)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     6,103
                                                                             ------------------
Net gain (loss)                                                                          5,396
                                                                             ------------------

Increase (decrease) in net assets from operations                            $           8,630
                                                                             ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          3,234   $          3,491
Net realized gain (loss)                                              (707)              (364)
Realized gain distributions                                             --                525
Net change in unrealized appreciation (depreciation)                 6,103             (1,932)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    8,630              1,720
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             9,994            207,635
Cost of units redeemed                                             (54,580)           (93,952)
Account charges                                                        (39)                --
                                                          -----------------  -----------------
Increase (decrease)                                                (44,625)           113,683
                                                          -----------------  -----------------
Net increase (decrease)                                            (35,995)           115,403
Net assets, beginning                                              424,550            309,147
                                                          -----------------  -----------------
Net assets, ending                                        $        388,555   $        424,550
                                                          =================  =================

Units sold                                                           8,842            180,624
Units redeemed                                                     (47,401)           (81,733)
                                                          -----------------  -----------------
Net increase (decrease)                                            (38,559)            98,891
Units outstanding, beginning                                       376,271            277,380
                                                          -----------------  -----------------
Units outstanding, ending                                          337,712            376,271
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         876,681
Cost of units redeemed/account charges                                                (499,430)
Net investment income (loss)                                                            14,233
Net realized gain (loss)                                                                  (545)
Realized gain distributions                                                              2,920
Net change in unrealized appreciation (depreciation)                                    (5,304)
                                                                             ------------------
Net assets                                                                   $         388,555
                                                                             ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14           185   $       212         1.25%          1.9%
12/31/2016          1.12           199           223         1.25%          1.0%
12/31/2015          1.11           172           190         1.25%         -1.3%
12/31/2014          1.12            85            96         1.25%          4.3%
12/31/2013          1.08           134           145         1.25%         -3.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16           152   $       177         1.00%          2.1%
12/31/2016          1.14           177           202         1.00%          1.2%
12/31/2015          1.12           106           119         1.00%         -1.0%
12/31/2014          1.14            66            75         1.00%          4.6%
12/31/2013          1.09             0             0         1.00%         -3.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.75%          2.4%
12/31/2016          1.16             0             0         0.75%          1.5%
12/31/2015          1.14             0             0         0.75%         -0.8%
12/31/2014          1.15             0             0         0.75%          4.9%
12/31/2013          1.10             0             0         0.75%         -3.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%          2.7%
12/31/2016          1.18             0             0         0.50%          1.7%
12/31/2015          1.16             0             0         0.50%         -0.5%
12/31/2014          1.16             0             0         0.50%          5.1%
12/31/2013          1.11             0             0         0.50%         -3.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.25%          2.9%
12/31/2016          1.20             0             0         0.25%          2.0%
12/31/2015          1.17             0             0         0.25%         -0.3%
12/31/2014          1.18             0             0         0.25%          5.4%
12/31/2013          1.12             0             0         0.25%         -2.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.00%          3.2%
12/31/2016          1.22             0             0         0.00%          2.3%
12/31/2015          1.19             0             0         0.00%          0.0%
12/31/2014          1.19             0             0         0.00%          5.7%
12/31/2013          1.13             0             0         0.00%         -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.0%
    2016        2.2%
    2015        3.3%
    2014        2.2%
    2013        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY SMALL CAP VALUE FUND A CLASS - 025076837

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,735,039  $      1,770,172          210,851
                                                      ================  ===============
Receivables: investments sold                 86,720
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,821,759
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,600,450         372,235  $          4.30
Band 100                                        --              --             4.46
Band 75                                         --              --             4.62
Band 50                                    177,728          37,148             4.78
Band 25                                         --              --             4.96
Band 0                                      43,581           8,434             5.17
                                    --------------  --------------
 Total                              $    1,821,759         417,817
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          1,478
Mortality & expense charges                                                          (19,399)
                                                                            -----------------
Net investment income (loss)                                                         (17,921)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              76,370
Realized gain distributions                                                          214,409
Net change in unrealized appreciation (depreciation)                                (135,650)
                                                                            -----------------
Net gain (loss)                                                                      155,129
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        137,208
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (17,921)  $         (9,852)
Net realized gain (loss)                                           76,370           (153,003)
Realized gain distributions                                       214,409            100,080
Net change in unrealized appreciation (depreciation)             (135,650)           457,441
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 137,208            394,666
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          698,405            674,361
Cost of units redeemed                                         (1,150,853)        (1,029,332)
Account charges                                                      (654)            (1,327)
                                                         -----------------  -----------------
Increase (decrease)                                              (453,102)          (356,298)
                                                         -----------------  -----------------
Net increase (decrease)                                          (315,894)            38,368
Net assets, beginning                                           2,137,653          2,099,285
                                                         -----------------  -----------------
Net assets, ending                                       $      1,821,759   $      2,137,653
                                                         =================  =================

Units sold                                                        171,569            187,027
Units redeemed                                                   (274,229)          (311,407)
                                                         -----------------  -----------------
Net increase (decrease)                                          (102,660)          (124,380)
Units outstanding, beginning                                      520,477            644,857
                                                         -----------------  -----------------
Units outstanding, ending                                         417,817            520,477
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      6,553,253
Cost of units redeemed/account charges                                             (6,065,368)
Net investment income (loss)                                                          (76,330)
Net realized gain (loss)                                                                8,676
Realized gain distributions                                                         1,436,661
Net change in unrealized appreciation (depreciation)                                  (35,133)
                                                                             -----------------
Net assets                                                                   $      1,821,759
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.30           372   $     1,600         1.25%          8.5%
12/31/2016          3.96           402         1,591         1.25%         24.2%
12/31/2015          3.19           549         1,750         1.25%         -4.1%
12/31/2014          3.33           562         1,870         1.25%          2.9%
12/31/2013          3.23           530         1,712         1.25%         32.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.46             0   $         0         1.00%          8.8%
12/31/2016          4.09             0             0         1.00%         24.5%
12/31/2015          3.29             0             0         1.00%         -3.9%
12/31/2014          3.42             0             0         1.00%          3.1%
12/31/2013          3.32             0             0         1.00%         33.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.62             0   $         0         0.75%          9.1%
12/31/2016          4.23             0             0         0.75%         24.9%
12/31/2015          3.39             0             0         0.75%         -3.6%
12/31/2014          3.52             0             0         0.75%          3.4%
12/31/2013          3.40             0             0         0.75%         33.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.78            37   $       178         0.50%          9.4%
12/31/2016          4.37            36           159         0.50%         25.2%
12/31/2015          3.50            39           135         0.50%         -3.4%
12/31/2014          3.62            39           142         0.50%          3.7%
12/31/2013          3.49            40           139         0.50%         33.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.96             0   $         0         0.25%          9.6%
12/31/2016          4.52             0             0         0.25%         25.5%
12/31/2015          3.60             0             0         0.25%         -3.2%
12/31/2014          3.72             0             0         0.25%          3.9%
12/31/2013          3.58             0             0         0.25%         34.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.17             8   $        44         0.00%          9.9%
12/31/2016          4.70            82           387         0.00%         25.8%
12/31/2015          3.74            57           213         0.00%         -2.9%
12/31/2014          3.85           219           842         0.00%          4.2%
12/31/2013          3.70            63           234         0.00%         34.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.1%
    2016        0.4%
    2015        0.1%
    2014        0.4%
    2013        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY SMALL CAP VALUE FUND INVESTOR CLASS - 025076852

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     8,804,435  $      8,756,745        1,011,522
                                                      ================  ===============
Receivables: investments sold                 26,159
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     8,830,594
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     8,830,594       1,888,347  $          4.68
Band 100                                         --              --             4.85
Band 75                                          --              --             5.02
Band 50                                          --              --             5.20
Band 25                                          --              --             5.39
Band 0                                           --              --             5.77
                                    ---------------  --------------
 Total                              $     8,830,594       1,888,347
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        27,858
Mortality & expense charges                                                        (119,647)
                                                                            ----------------
Net investment income (loss)                                                        (91,789)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            237,385
Realized gain distributions                                                       1,161,460
Net change in unrealized appreciation (depreciation)                               (506,109)
                                                                            ----------------
Net gain (loss)                                                                     892,736
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       800,947
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (91,789)  $        (52,239)
Net realized gain (loss)                                          237,385           (458,252)
Realized gain distributions                                     1,161,460            419,550
Net change in unrealized appreciation (depreciation)             (506,109)         2,030,689
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 800,947          1,939,748
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,936,779          1,782,033
Cost of units redeemed                                         (3,322,889)        (4,913,807)
Account charges                                                    (4,603)            (3,450)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,390,713)        (3,135,224)
                                                         -----------------  -----------------
Net increase (decrease)                                          (589,766)        (1,195,476)
Net assets, beginning                                           9,420,360         10,615,836
                                                         -----------------  -----------------
Net assets, ending                                       $      8,830,594   $      9,420,360
                                                         =================  =================

Units sold                                                        445,383            493,594
Units redeemed                                                   (750,711)        (1,331,008)
                                                         -----------------  -----------------
Net increase (decrease)                                          (305,328)          (837,414)
Units outstanding, beginning                                    2,193,675          3,031,089
                                                         -----------------  -----------------
Units outstanding, ending                                       1,888,347          2,193,675
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     36,128,345
Cost of units redeemed/account charges                                           (39,223,016)
Net investment income (loss)                                                        (508,356)
Net realized gain (loss)                                                            (117,329)
Realized gain distributions                                                       12,503,260
Net change in unrealized appreciation (depreciation)                                  47,690
                                                                            -----------------
Net assets                                                                  $      8,830,594
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.68         1,888   $     8,831         1.25%          8.9%
12/31/2016          4.29         2,194         9,420         1.25%         24.5%
12/31/2015          3.45         2,807         9,684         1.25%         -3.9%
12/31/2014          3.59         4,216        15,135         1.25%          3.1%
12/31/2013          3.48         4,625        16,105         1.25%         33.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.85             0   $         0         1.00%          9.2%
12/31/2016          4.44             0             0         1.00%         24.8%
12/31/2015          3.56             0             0         1.00%         -3.6%
12/31/2014          3.69             0             0         1.00%          3.4%
12/31/2013          3.57             0             0         1.00%         33.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.02             0   $         0         0.75%          9.4%
12/31/2016          4.59             0             0         0.75%         25.1%
12/31/2015          3.67             0             0         0.75%         -3.4%
12/31/2014          3.80             0             0         0.75%          3.6%
12/31/2013          3.66             0             0         0.75%         33.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.20             0   $         0         0.50%          9.7%
12/31/2016          4.74             0             0         0.50%         25.4%
12/31/2015          3.78             0             0         0.50%         -3.2%
12/31/2014          3.91             0             0         0.50%          3.9%
12/31/2013          3.76             0             0         0.50%         34.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.39             0   $         0         0.25%         10.0%
12/31/2016          4.90             0             0         0.25%         25.7%
12/31/2015          3.90             0             0         0.25%         -2.9%
12/31/2014          4.02             0             0         0.25%          4.1%
12/31/2013          3.86             0             0         0.25%         34.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.77             0   $         0         0.00%         10.3%
12/31/2016          5.23             0             0         0.00%         26.0%
12/31/2015          4.15           224           931         0.00%         -2.7%
12/31/2014          4.26           240         1,022         0.00%          4.4%
12/31/2013          4.08           230           939         0.00%         34.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.3%
    2016        0.6%
    2015        0.3%
    2014        0.6%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY EMERGING MARKETS FUND A CLASS - 025086851

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        66,437   $        52,023            5,591
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (16)
                                     ----------------
Net assets                           $        66,421
                                     ================

                                                         UNITS       ACCUMULATION
                                      NET ASSETS      OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       66,421          42,780  $          1.55
Band 100                                        --              --             1.60
Band 75                                         --              --             1.64
Band 50                                         --              --             1.69
Band 25                                         --              --             1.74
Band 0                                          --              --             1.79
                                    --------------  --------------
 Total                              $       66,421          42,780
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             42
Mortality & expense charges                                                              (675)
                                                                             -----------------
Net investment income (loss)                                                             (633)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,795
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   15,391
                                                                             -----------------
Net gain (loss)                                                                        18,186
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         17,553
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (633)  $           (351)
Net realized gain (loss)                                            2,795               (357)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               15,391              2,444
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  17,553              1,736
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           48,345             11,284
Cost of units redeemed                                            (32,486)            (4,647)
Account charges                                                       (48)              (150)
                                                         -----------------  -----------------
Increase (decrease)                                                15,811              6,487
                                                         -----------------  -----------------
Net increase (decrease)                                            33,364              8,223
Net assets, beginning                                              33,057             24,834
                                                         -----------------  -----------------
Net assets, ending                                       $         66,421   $         33,057
                                                         =================  =================

Units sold                                                         38,906             10,692
Units redeemed                                                    (26,722)            (4,468)
                                                         -----------------  -----------------
Net increase (decrease)                                            12,184              6,224
Units outstanding, beginning                                       30,596             24,372
                                                         -----------------  -----------------
Units outstanding, ending                                          42,780             30,596
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        634,666
Cost of units redeemed/account charges                                               (550,794)
Net investment income (loss)                                                          (10,478)
Net realized gain (loss)                                                              (35,593)
Realized gain distributions                                                            14,206
Net change in unrealized appreciation (depreciation)                                   14,414
                                                                             -----------------
Net assets                                                                   $         66,421
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.55            43   $        66         1.25%         43.7%
12/31/2016          1.08            31            33         1.25%          6.0%
12/31/2015          1.02            24            25         1.25%         -9.7%
12/31/2014          1.13             5             5         1.25%         -3.0%
12/31/2013          1.16            27            32         1.25%         -1.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.60             0   $         0         1.00%         44.1%
12/31/2016          1.11             0             0         1.00%          6.3%
12/31/2015          1.04             0             0         1.00%         -9.4%
12/31/2014          1.15             0             0         1.00%         -2.8%
12/31/2013          1.18             0             0         1.00%         -1.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.64             0   $         0         0.75%         44.4%
12/31/2016          1.14             0             0         0.75%          6.6%
12/31/2015          1.07             0             0         0.75%         -9.2%
12/31/2014          1.18             0             0         0.75%         -2.6%
12/31/2013          1.21             0             0         0.75%         -0.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.69             0   $         0         0.50%         44.8%
12/31/2016          1.17             0             0         0.50%          6.8%
12/31/2015          1.09             0             0         0.50%         -9.0%
12/31/2014          1.20             0             0         0.50%         -2.3%
12/31/2013          1.23             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.74             0   $         0         0.25%         45.1%
12/31/2016          1.20             0             0         0.25%          7.1%
12/31/2015          1.12             0             0         0.25%         -8.8%
12/31/2014          1.22             0             0         0.25%         -2.1%
12/31/2013          1.25             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.79             0   $         0         0.00%         45.5%
12/31/2016          1.23             0             0         0.00%          7.4%
12/31/2015          1.14             0             0         0.00%         -8.5%
12/31/2014          1.25             0             0         0.00%         -1.8%
12/31/2013          1.27             0             0         0.00%          0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.1%
    2016        0.0%
    2015        0.0%
    2014        0.5%
    2013        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             AMERICAN CENTURY SMALL COMPANY A CLASS - 02507M824

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,107,945   $      928,451           68,379
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (79,523)
                                     ----------------
Net assets                           $     1,028,422
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,028,422         301,701  $          3.41
Band 100                                        --              --             3.53
Band 75                                         --              --             3.66
Band 50                                         --              --             3.79
Band 25                                         --              --             3.93
Band 0                                          --              --             4.13
                                    --------------  --------------
 Total                              $    1,028,422         301,701
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (18,991)
                                                                            ----------------
Net investment income (loss)                                                        (18,991)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            280,009
Realized gain distributions                                                          54,397
Net change in unrealized appreciation (depreciation)                               (201,206)
                                                                            ----------------
Net gain (loss)                                                                     133,200
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       114,209
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (18,991)  $        (16,107)
Net realized gain (loss)                                          280,009             30,464
Realized gain distributions                                        54,397                 --
Net change in unrealized appreciation (depreciation)             (201,206)           241,270
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 114,209            255,627
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          388,842            500,986
Cost of units redeemed                                         (1,230,873)          (343,397)
Account charges                                                      (633)              (457)
                                                         -----------------  -----------------
Increase (decrease)                                              (842,664)           157,132
                                                         -----------------  -----------------
Net increase (decrease)                                          (728,455)           412,759
Net assets, beginning                                           1,756,877          1,344,118
                                                         -----------------  -----------------
Net assets, ending                                       $      1,028,422   $      1,756,877
                                                         =================  =================

Units sold                                                        120,695            189,957
Units redeemed                                                   (380,468)          (128,242)
                                                         -----------------  -----------------
Net increase (decrease)                                          (259,773)            61,715
Units outstanding, beginning                                      561,474            499,759
                                                         -----------------  -----------------
Units outstanding, ending                                         301,701            561,474
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     3,579,798
Cost of units redeemed/account charges                                           (3,236,284)
Net investment income (loss)                                                        (84,781)
Net realized gain (loss)                                                            506,769
Realized gain distributions                                                          83,426
Net change in unrealized appreciation (depreciation)                                179,494
                                                                            ----------------
Net assets                                                                  $     1,028,422
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.41           302   $     1,028         1.25%          8.9%
12/31/2016          3.13           561         1,757         1.25%         16.3%
12/31/2015          2.69           500         1,344         1.25%         -6.9%
12/31/2014          2.89           448         1,293         1.25%          4.2%
12/31/2013          2.77           437         1,212         1.25%         41.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.53             0   $         0         1.00%          9.2%
12/31/2016          3.23             0             0         1.00%         16.6%
12/31/2015          2.77             0             0         1.00%         -6.7%
12/31/2014          2.97             0             0         1.00%          4.4%
12/31/2013          2.85             0             0         1.00%         41.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.66             0   $         0         0.75%          9.5%
12/31/2016          3.34             0             0         0.75%         16.9%
12/31/2015          2.86             0             0         0.75%         -6.4%
12/31/2014          3.06             0             0         0.75%          4.7%
12/31/2013          2.92             0             0         0.75%         42.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.79             0   $         0         0.50%          9.8%
12/31/2016          3.46             0             0         0.50%         17.2%
12/31/2015          2.95             0             0         0.50%         -6.2%
12/31/2014          3.14             0             0         0.50%          4.9%
12/31/2013          2.99             0             0         0.50%         42.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.93             0   $         0         0.25%         10.0%
12/31/2016          3.57             0             0         0.25%         17.5%
12/31/2015          3.04             0             0         0.25%         -6.0%
12/31/2014          3.23             0             0         0.25%          5.2%
12/31/2013          3.07             0             0         0.25%         43.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.13             0   $         0         0.00%         10.3%
12/31/2016          3.74             0             0         0.00%         17.8%
12/31/2015          3.18             0             0         0.00%         -5.7%
12/31/2014          3.37             0             0         0.00%          5.5%
12/31/2013          3.19             0             0         0.00%         43.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.2%
    2015        0.1%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY EMERGING MARKETS FUND INVESTOR CLASS - 025086885

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       629,898   $       503,787           50,703
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,727)
                                     ----------------
Net assets                           $       625,171
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       625,171         392,244  $         1.59
Band 100                                        --              --            1.64
Band 75                                         --              --            1.69
Band 50                                         --              --            1.73
Band 25                                         --              --            1.78
Band 0                                          --              --            1.83
                                   ---------------  --------------
 Total                             $       625,171         392,244
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          1,515
Mortality & expense charges                                                           (5,686)
                                                                            -----------------
Net investment income (loss)                                                          (4,171)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              23,946
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 125,113
                                                                            -----------------
Net gain (loss)                                                                      149,059
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        144,888
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (4,171)  $           (602)
Net realized gain (loss)                                           23,946                (14)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              125,113              3,307
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 144,888              2,691
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          563,354             28,138
Cost of units redeemed                                           (144,783)              (631)
Account charges                                                      (356)              (138)
                                                         -----------------  -----------------
Increase (decrease)                                               418,215             27,369
                                                         -----------------  -----------------
Net increase (decrease)                                           563,103             30,060
Net assets, beginning                                              62,068             32,008
                                                         -----------------  -----------------
Net assets, ending                                       $        625,171   $         62,068
                                                         =================  =================

Units sold                                                        441,040             26,282
Units redeemed                                                   (104,894)              (934)
                                                         -----------------  -----------------
Net increase (decrease)                                           336,146             25,348
Units outstanding, beginning                                       56,098             30,750
                                                         -----------------  -----------------
Units outstanding, ending                                         392,244             56,098
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,175,011
Cost of units redeemed/account charges                                               (640,682)
Net investment income (loss)                                                          (15,916)
Net realized gain (loss)                                                              (37,562)
Realized gain distributions                                                            18,209
Net change in unrealized appreciation (depreciation)                                  126,111
                                                                             -----------------
Net assets                                                                   $        625,171
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.59           392   $       625         1.25%         44.1%
12/31/2016          1.11            56            62         1.25%          6.3%
12/31/2015          1.04            31            32         1.25%         -9.4%
12/31/2014          1.15            24            28         1.25%         -2.8%
12/31/2013          1.18            19            23         1.25%         -1.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.64             0   $         0         1.00%         44.4%
12/31/2016          1.13             0             0         1.00%          6.6%
12/31/2015          1.07             0             0         1.00%         -9.2%
12/31/2014          1.17             0             0         1.00%         -2.6%
12/31/2013          1.20             0             0         1.00%         -0.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.69             0   $         0         0.75%         44.8%
12/31/2016          1.16             0             0         0.75%          6.8%
12/31/2015          1.09             0             0         0.75%         -9.0%
12/31/2014          1.20             0             0         0.75%         -2.3%
12/31/2013          1.23             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.73             0   $         0         0.50%         45.1%
12/31/2016          1.19             0             0         0.50%          7.1%
12/31/2015          1.12             0             0         0.50%         -8.8%
12/31/2014          1.22             0             0         0.50%         -2.1%
12/31/2013          1.25             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78             0   $         0         0.25%         45.5%
12/31/2016          1.23             0             0         0.25%          7.4%
12/31/2015          1.14             0             0         0.25%         -8.5%
12/31/2014          1.25             0             0         0.25%         -1.8%
12/31/2013          1.27             0             0         0.25%          0.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.83             0   $         0         0.00%         45.9%
12/31/2016          1.26             0             0         0.00%          7.6%
12/31/2015          1.17             0             0         0.00%         -8.3%
12/31/2014          1.27             0             0         0.00%         -1.6%
12/31/2013          1.29             0             0         0.00%          0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        0.1%
    2015        0.1%
    2014        0.3%
    2013        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
AMERICAN CENTURY STRATEGIC ALLOC.: AGGRESSIVE FUND INVESTOR CLASS - 025085705

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    41,261,205  $     38,916,652        4,970,240
                                                      ================  ===============
Receivables: investments sold                 41,490
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    41,302,695
                                     ===============

                                                         UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   41,302,695      16,431,722  $          2.51
Band 100                                        --              --             2.60
Band 75                                         --              --             2.70
Band 50                                         --              --             2.80
Band 25                                         --              --             2.90
Band 0                                          --              --             3.05
                                    --------------  --------------
 Total                              $   41,302,695      16,431,722
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        559,718
Mortality & expense charges                                                         (651,705)
                                                                            -----------------
Net investment income (loss)                                                         (91,987)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           2,372,152
Realized gain distributions                                                        3,310,330
Net change in unrealized appreciation (depreciation)                               2,964,082
                                                                            -----------------
Net gain (loss)                                                                    8,646,564
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      8,554,577
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (91,987)  $         79,709
Net realized gain (loss)                                        2,372,152           (240,535)
Realized gain distributions                                     3,310,330            766,337
Net change in unrealized appreciation (depreciation)            2,964,082          2,005,836
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               8,554,577          2,611,347
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,861,059          7,497,045
Cost of units redeemed                                        (24,478,390)        (9,433,927)
Account charges                                                   (15,162)            (9,999)
                                                         -----------------  -----------------
Increase (decrease)                                           (18,632,493)        (1,946,881)
                                                         -----------------  -----------------
Net increase (decrease)                                       (10,077,916)           664,466
Net assets, beginning                                          51,380,611         50,716,145
                                                         -----------------  -----------------
Net assets, ending                                       $     41,302,695   $     51,380,611
                                                         =================  =================

Units sold                                                      2,559,633          4,506,979
Units redeemed                                                (10,199,138)        (5,344,378)
                                                         -----------------  -----------------
Net increase (decrease)                                        (7,639,505)          (837,399)
Units outstanding, beginning                                   24,071,227         24,908,626
                                                         -----------------  -----------------
Units outstanding, ending                                      16,431,722         24,071,227
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     97,940,056
Cost of units redeemed/account charges                                           (83,538,335)
Net investment income (loss)                                                         (56,241)
Net realized gain (loss)                                                           3,304,790
Realized gain distributions                                                       21,307,872
Net change in unrealized appreciation (depreciation)                               2,344,553
                                                                            -----------------
Net assets                                                                  $     41,302,695
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.51        16,432   $    41,303         1.25%         17.8%
12/31/2016          2.13        24,071        51,381         1.25%          5.2%
12/31/2015          2.03        24,401        49,496         1.25%         -2.6%
12/31/2014          2.08        24,691        51,411         1.25%          5.6%
12/31/2013          1.97        22,940        45,222         1.25%         18.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.60             0   $         0         1.00%         18.1%
12/31/2016          2.21             0             0         1.00%          5.5%
12/31/2015          2.09             0             0         1.00%         -2.3%
12/31/2014          2.14             0             0         1.00%          5.9%
12/31/2013          2.02             0             0         1.00%         18.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.70             0   $         0         0.75%         18.3%
12/31/2016          2.28             0             0         0.75%          5.8%
12/31/2015          2.16             0             0         0.75%         -2.1%
12/31/2014          2.20             0             0         0.75%          6.2%
12/31/2013          2.07             0             0         0.75%         18.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.80             0   $         0         0.50%         18.6%
12/31/2016          2.36             0             0         0.50%          6.0%
12/31/2015          2.22             0             0         0.50%         -1.8%
12/31/2014          2.27             0             0         0.50%          6.4%
12/31/2013          2.13             0             0         0.50%         19.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.90             0   $         0         0.25%         18.9%
12/31/2016          2.44             0             0         0.25%          6.3%
12/31/2015          2.29             0             0         0.25%         -1.6%
12/31/2014          2.33             0             0         0.25%          6.7%
12/31/2013          2.18             0             0         0.25%         19.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.05             0   $         0         0.00%         19.2%
12/31/2016          2.56             0             0         0.00%          6.6%
12/31/2015          2.40           508         1,221         0.00%         -1.4%
12/31/2014          2.44           496         1,210         0.00%          7.0%
12/31/2013          2.28           459         1,047         0.00%         19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        1.4%
    2015        1.0%
    2014        0.4%
    2013        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY EQUITY GROWTH FUND INVESTOR CLASS - 02507M600

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.30
Band 100                                        --              --            1.31
Band 75                                         --              --            1.33
Band 50                                         --              --            1.34
Band 25                                         --              --            1.35
Band 0                                          --              --            1.36
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          1,126
Mortality & expense charges                                                           (1,214)
                                                                            -----------------
Net investment income (loss)                                                             (88)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              11,977
Realized gain distributions                                                            9,786
Net change in unrealized appreciation (depreciation)                                  (3,155)
                                                                            -----------------
Net gain (loss)                                                                       18,608
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         18,520
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (88)  $            159
Net realized gain (loss)                                           11,977                (67)
Realized gain distributions                                         9,786                432
Net change in unrealized appreciation (depreciation)               (3,155)             6,038
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  18,520              6,562
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           16,020             16,101
Cost of units redeemed                                           (120,287)              (707)
Account charges                                                       (54)                (6)
                                                         -----------------  -----------------
Increase (decrease)                                              (104,321)            15,388
                                                         -----------------  -----------------
Net increase (decrease)                                           (85,801)            21,950
Net assets, beginning                                              85,801             63,851
                                                         -----------------  -----------------
Net assets, ending                                       $             --   $         85,801
                                                         =================  =================

Units sold                                                         13,559             16,518
Units redeemed                                                    (92,776)            (1,335)
                                                         -----------------  -----------------
Net increase (decrease)                                           (79,217)            15,183
Units outstanding, beginning                                       79,217             64,034
                                                         -----------------  -----------------
Units outstanding, ending                                              --             79,217
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $         98,302
Cost of units redeemed/account charges                                              (124,666)
Net investment income (loss)                                                              93
Net realized gain (loss)                                                              12,070
Realized gain distributions                                                           14,201
Net change in unrealized appreciation (depreciation)                                      --
                                                                            -----------------
Net assets                                                                  $             --
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         1.25%         20.3%
12/31/2016          1.08            79            86         1.25%          8.6%
12/31/2015          1.00            64            64         1.25%         -5.4%
12/31/2014          1.05             0             0         1.25%          5.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         1.00%         20.6%
12/31/2016          1.09             0             0         1.00%          8.9%
12/31/2015          1.00             0             0         1.00%         -5.1%
12/31/2014          1.06             0             0         1.00%          5.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.75%         20.9%
12/31/2016          1.10             0             0         0.75%          9.2%
12/31/2015          1.00             0             0         0.75%         -4.9%
12/31/2014          1.06             0             0         0.75%          5.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0   $         0         0.50%         21.2%
12/31/2016          1.10             0             0         0.50%          9.4%
12/31/2015          1.01             0             0         0.50%         -4.7%
12/31/2014          1.06             0             0         0.50%          5.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35             0   $         0         0.25%         21.6%
12/31/2016          1.11             0             0         0.25%          9.7%
12/31/2015          1.01             0             0         0.25%         -4.4%
12/31/2014          1.06             0             0         0.25%          5.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         0.00%         21.9%
12/31/2016          1.12             0             0         0.00%         10.0%
12/31/2015          1.02             0             0         0.00%         -4.2%
12/31/2014          1.06             0             0         0.00%          6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.6%
    2016        1.4%
    2015        0.8%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   AMERICAN CENTURY STRATEGIC ALLOC.: AGGRESSIVE FUND A CLASS - 025085887

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     10,298,254  $     9,668,591        1,229,901
                                                       ===============  ===============
Receivables: investments sold                   8,324
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     10,306,578
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $    7,186,144        2,556,658  $         2.81
Band 100                                 2,695,662          925,523            2.91
Band 75                                         --               --            3.02
Band 50                                     42,435           13,568            3.13
Band 25                                         --               --            3.24
Band 0                                     382,337          113,185            3.38
                                    --------------  ---------------
 Total                              $   10,306,578        3,608,934
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       105,946
Mortality & expense charges                                                        (127,329)
                                                                            ----------------
Net investment income (loss)                                                        (21,383)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            375,298
Realized gain distributions                                                         778,033
Net change in unrealized appreciation (depreciation)                                656,669
                                                                            ----------------
Net gain (loss)                                                                   1,810,000
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,788,617
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (21,383)  $        (25,815)
Net realized gain (loss)                                          375,298           (587,519)
Realized gain distributions                                       778,033            161,481
Net change in unrealized appreciation (depreciation)              656,669            945,122
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,788,617            493,269
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,850,699          2,395,715
Cost of units redeemed                                         (4,103,044)       (10,813,488)
Account charges                                                    (4,336)            (3,464)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,256,681)        (8,421,237)
                                                         -----------------  -----------------
Net increase (decrease)                                          (468,064)        (7,927,968)
Net assets, beginning                                          10,774,642         18,702,610
                                                         -----------------  -----------------
Net assets, ending                                       $     10,306,578   $     10,774,642
                                                         =================  =================

Units sold                                                        716,205          1,070,536
Units redeemed                                                 (1,553,665)        (4,566,796)
                                                         -----------------  -----------------
Net increase (decrease)                                          (837,460)        (3,496,260)
Units outstanding, beginning                                    4,446,394          7,942,654
                                                         -----------------  -----------------
Units outstanding, ending                                       3,608,934          4,446,394
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    36,063,744
Cost of units redeemed/account charges                                          (34,094,094)
Net investment income (loss)                                                       (233,949)
Net realized gain (loss)                                                            834,461
Realized gain distributions                                                       7,106,753
Net change in unrealized appreciation (depreciation)                                629,663
                                                                            ----------------
Net assets                                                                  $    10,306,578
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.81         2,557   $     7,186         1.25%         17.4%
12/31/2016          2.39         3,284         7,860         1.25%          5.1%
12/31/2015          2.28         5,702        12,989         1.25%         -2.9%
12/31/2014          2.35         6,219        14,597         1.25%          5.4%
12/31/2013          2.23         7,139        15,892         1.25%         18.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.91           926   $     2,696         1.00%         17.7%
12/31/2016          2.47         1,046         2,587         1.00%          5.3%
12/31/2015          2.35           831         1,952         1.00%         -2.7%
12/31/2014          2.41           900         2,171         1.00%          5.7%
12/31/2013          2.28           209           477         1.00%         18.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.02             0   $         0         0.75%         18.0%
12/31/2016          2.56             0             0         0.75%          5.6%
12/31/2015          2.42             0             0         0.75%         -2.5%
12/31/2014          2.48             0             0         0.75%          6.0%
12/31/2013          2.34             0             0         0.75%         18.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.13            14   $        42         0.50%         18.3%
12/31/2016          2.64            14            36         0.50%          5.8%
12/31/2015          2.50            14            35         0.50%         -2.2%
12/31/2014          2.55            16            40         0.50%          6.2%
12/31/2013          2.40            17            42         0.50%         19.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.24             0   $         0         0.25%         18.6%
12/31/2016          2.73             0             0         0.25%          6.1%
12/31/2015          2.57             0             0         0.25%         -2.0%
12/31/2014          2.63             0             0         0.25%          6.5%
12/31/2013          2.47             0             0         0.25%         19.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.38           113   $       382         0.00%         18.9%
12/31/2016          2.84           102           291         0.00%          6.4%
12/31/2015          2.67         1,396         3,727         0.00%         -1.7%
12/31/2014          2.72         1,414         3,841         0.00%          6.8%
12/31/2013          2.54         1,460         3,716         0.00%         19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        0.8%
    2015        0.8%
    2014        0.1%
    2013        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY EQUITY GROWTH FUND A CLASS - 02507M709

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,840,325  $     2,598,539           87,840
                                                       ===============  ===============
Receivables: investments sold                   3,085
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,843,410
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,517,435         996,061  $          2.53
Band 100                                    317,312         121,345             2.61
Band 75                                          --              --             2.71
Band 50                                       8,663           3,095             2.80
Band 25                                          --              --             2.90
Band 0                                           --              --             3.00
                                    ---------------  --------------
 Total                              $     2,843,410       1,120,501
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        33,642
Mortality & expense charges                                                         (36,930)
                                                                            ----------------
Net investment income (loss)                                                         (3,288)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            147,821
Realized gain distributions                                                         232,444
Net change in unrealized appreciation (depreciation)                                176,966
                                                                            ----------------
Net gain (loss)                                                                     557,231
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       553,943
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,288)  $         (1,196)
Net realized gain (loss)                                          147,821            (91,465)
Realized gain distributions                                       232,444             16,799
Net change in unrealized appreciation (depreciation)              176,966            384,473
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 553,943            308,611
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          640,168            537,657
Cost of units redeemed                                         (1,647,850)        (2,395,469)
Account charges                                                    (1,545)            (1,657)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,009,227)        (1,859,469)
                                                         -----------------  -----------------
Net increase (decrease)                                          (455,284)        (1,550,858)
Net assets, beginning                                           3,298,694          4,849,552
                                                         -----------------  -----------------
Net assets, ending                                       $      2,843,410   $      3,298,694
                                                         =================  =================

Units sold                                                        287,336            271,259
Units redeemed                                                   (728,872)        (1,165,134)
                                                         -----------------  -----------------
Net increase (decrease)                                          (441,536)          (893,875)
Units outstanding, beginning                                    1,562,037          2,455,912
                                                         -----------------  -----------------
Units outstanding, ending                                       1,120,501          1,562,037
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    15,119,096
Cost of units redeemed/account charges                                          (14,519,870)
Net investment income (loss)                                                        (10,684)
Net realized gain (loss)                                                            619,745
Realized gain distributions                                                       1,393,337
Net change in unrealized appreciation (depreciation)                                241,786
                                                                            ----------------
Net assets                                                                  $     2,843,410
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.53           996   $     2,517         1.25%         20.0%
12/31/2016          2.11         1,425         3,000         1.25%          8.3%
12/31/2015          1.94         2,067         4,018         1.25%         -5.6%
12/31/2014          2.06         2,193         4,514         1.25%         11.6%
12/31/2013          1.84         2,243         4,135         1.25%         31.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.61           121   $       317         1.00%         20.3%
12/31/2016          2.17           133           289         1.00%          8.6%
12/31/2015          2.00           169           338         1.00%         -5.3%
12/31/2014          2.11           190           402         1.00%         11.9%
12/31/2013          1.89             0             1         1.00%         31.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.71             0   $         0         0.75%         20.6%
12/31/2016          2.24             0             0         0.75%          8.9%
12/31/2015          2.06             0             0         0.75%         -5.1%
12/31/2014          2.17             0             0         0.75%         12.2%
12/31/2013          1.93             0             0         0.75%         31.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.80             3   $         9         0.50%         20.9%
12/31/2016          2.31             4            10         0.50%          9.1%
12/31/2015          2.12             6            12         0.50%         -4.9%
12/31/2014          2.23             8            17         0.50%         12.5%
12/31/2013          1.98             0             0         0.50%         32.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.90             0   $         0         0.25%         21.2%
12/31/2016          2.39             0             0         0.25%          9.4%
12/31/2015          2.18             0             0         0.25%         -4.6%
12/31/2014          2.29             0             0         0.25%         12.8%
12/31/2013          2.03             0             0         0.25%         32.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.00             0   $         0         0.00%         21.5%
12/31/2016          2.47             0             0         0.00%          9.7%
12/31/2015          2.25           214           481         0.00%         -4.4%
12/31/2014          2.35           226           532         0.00%         13.0%
12/31/2013          2.08            69           144         0.00%         32.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        1.2%
    2015        1.2%
    2014        1.1%
    2013        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
AMERICAN CENTURY STRATEGIC ALLOC.: CONSERVATIVE FUND INVESTOR CLASS - 025085101

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     8,977,376  $      8,837,325        1,557,172
                                                      ================  ===============
Receivables: investments sold                 23,079
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     9,000,455
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     9,000,455       4,753,850  $          1.89
Band 100                                         --              --             1.96
Band 75                                          --              --             2.03
Band 50                                          --              --             2.11
Band 25                                          --              --             2.18
Band 0                                           --              --             2.30
                                    ---------------  --------------
 Total                              $     9,000,455       4,753,850
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       131,996
Mortality & expense charges                                                        (150,511)
                                                                            ----------------
Net investment income (loss)                                                        (18,515)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            252,973
Realized gain distributions                                                         426,948
Net change in unrealized appreciation (depreciation)                                454,982
                                                                            ----------------
Net gain (loss)                                                                   1,134,903
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,116,388
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (18,515)  $        (11,784)
Net realized gain (loss)                                          252,973           (117,280)
Realized gain distributions                                       426,948            217,295
Net change in unrealized appreciation (depreciation)              454,982            419,949
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,116,388            508,180
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,780,336          2,468,006
Cost of units redeemed                                         (7,753,576)        (3,536,540)
Account charges                                                    (4,313)            (5,217)
                                                         -----------------  -----------------
Increase (decrease)                                            (5,977,553)        (1,073,751)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,861,165)          (565,571)
Net assets, beginning                                          13,861,620         14,427,191
                                                         -----------------  -----------------
Net assets, ending                                       $      9,000,455   $     13,861,620
                                                         =================  =================

Units sold                                                        989,929          2,054,345
Units redeemed                                                 (4,249,641)        (2,606,584)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,259,712)          (552,239)
Units outstanding, beginning                                    8,013,562          8,565,801
                                                         -----------------  -----------------
Units outstanding, ending                                       4,753,850          8,013,562
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    37,675,248
Cost of units redeemed/account charges                                          (33,402,967)
Net investment income (loss)                                                        176,769
Net realized gain (loss)                                                            731,925
Realized gain distributions                                                       3,679,429
Net change in unrealized appreciation (depreciation)                                140,051
                                                                            ----------------
Net assets                                                                  $     9,000,455
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89         4,754   $     9,000         1.25%          9.5%
12/31/2016          1.73         8,014        13,862         1.25%          3.7%
12/31/2015          1.67         8,101        13,508         1.25%         -2.6%
12/31/2014          1.71         7,101        12,157         1.25%          5.0%
12/31/2013          1.63         6,501        10,605         1.25%          8.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.96             0   $         0         1.00%          9.7%
12/31/2016          1.79             0             0         1.00%          4.0%
12/31/2015          1.72             0             0         1.00%         -2.4%
12/31/2014          1.76             0             0         1.00%          5.2%
12/31/2013          1.67             0             0         1.00%          8.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.03             0   $         0         0.75%         10.0%
12/31/2016          1.85             0             0         0.75%          4.3%
12/31/2015          1.77             0             0         0.75%         -2.1%
12/31/2014          1.81             0             0         0.75%          5.5%
12/31/2013          1.72             0             0         0.75%          9.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.11             0   $         0         0.50%         10.3%
12/31/2016          1.91             0             0         0.50%          4.5%
12/31/2015          1.83             0             0         0.50%         -1.9%
12/31/2014          1.86             0             0         0.50%          5.7%
12/31/2013          1.76             0             0         0.50%          9.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.18             0   $         0         0.25%         10.6%
12/31/2016          1.97             0             0         0.25%          4.8%
12/31/2015          1.88             0             0         0.25%         -1.6%
12/31/2014          1.92             0             0         0.25%          6.0%
12/31/2013          1.81             0             0         0.25%          9.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.30             0   $         0         0.00%         10.8%
12/31/2016          2.08             0             0         0.00%          5.0%
12/31/2015          1.98           465           919         0.00%         -1.4%
12/31/2014          2.00           525         1,051         0.00%          6.3%
12/31/2013          1.89           508           957         0.00%          9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        1.1%
    2015        0.4%
    2014        0.8%
    2013        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY EQUITY INCOME FUND INVESTOR CLASS - 025076100

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     9,352,304  $      8,708,010        1,050,936
                                                      ================  ===============
Receivables: investments sold                 11,538
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     9,363,842
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     9,363,842       2,865,994  $          3.27
Band 100                                         --              --             3.39
Band 75                                          --              --             3.51
Band 50                                          --              --             3.64
Band 25                                          --              --             3.77
Band 0                                           --              --             4.03
                                    ---------------  --------------
 Total                              $     9,363,842       2,865,994
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       163,100
Mortality & expense charges                                                        (111,458)
                                                                            ----------------
Net investment income (loss)                                                         51,642
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            243,889
Realized gain distributions                                                         849,883
Net change in unrealized appreciation (depreciation)                               (138,567)
                                                                            ----------------
Net gain (loss)                                                                     955,205
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,006,847
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         51,642   $         72,384
Net realized gain (loss)                                          243,889          1,014,835
Realized gain distributions                                       849,883            470,855
Net change in unrealized appreciation (depreciation)             (138,567)           339,206
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,006,847          1,897,280
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,086,760          1,938,194
Cost of units redeemed                                         (2,166,334)        (9,051,047)
Account charges                                                   (10,930)            (5,397)
                                                         -----------------  -----------------
Increase (decrease)                                               (90,504)        (7,118,250)
                                                         -----------------  -----------------
Net increase (decrease)                                           916,343         (5,220,970)
Net assets, beginning                                           8,447,499         13,668,469
                                                         -----------------  -----------------
Net assets, ending                                       $      9,363,842   $      8,447,499
                                                         =================  =================

Units sold                                                        687,662            702,459
Units redeemed                                                   (715,666)        (3,017,557)
                                                         -----------------  -----------------
Net increase (decrease)                                           (28,004)        (2,315,098)
Units outstanding, beginning                                    2,893,998          5,209,096
                                                         -----------------  -----------------
Units outstanding, ending                                       2,865,994          2,893,998
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     34,299,304
Cost of units redeemed/account charges                                           (35,279,091)
Net investment income (loss)                                                       1,733,807
Net realized gain (loss)                                                           2,591,646
Realized gain distributions                                                        5,373,882
Net change in unrealized appreciation (depreciation)                                 644,294
                                                                            -----------------
Net assets                                                                  $      9,363,842
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.27         2,866   $     9,364         1.25%         11.9%
12/31/2016          2.92         2,894         8,447         1.25%         18.0%
12/31/2015          2.47         3,644         9,014         1.25%         -0.7%
12/31/2014          2.49         4,793        11,934         1.25%         11.1%
12/31/2013          2.24         5,165        11,578         1.25%         18.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.39             0   $         0         1.00%         12.2%
12/31/2016          3.02             0             0         1.00%         18.3%
12/31/2015          2.55             0             0         1.00%         -0.4%
12/31/2014          2.56             0             0         1.00%         11.4%
12/31/2013          2.30             0             0         1.00%         18.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.51             0   $         0         0.75%         12.5%
12/31/2016          3.12             0             0         0.75%         18.6%
12/31/2015          2.63             0             0         0.75%         -0.2%
12/31/2014          2.63             0             0         0.75%         11.6%
12/31/2013          2.36             0             0         0.75%         18.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.64             0   $         0         0.50%         12.8%
12/31/2016          3.22             0             0         0.50%         18.9%
12/31/2015          2.71             0             0         0.50%          0.1%
12/31/2014          2.71             0             0         0.50%         11.9%
12/31/2013          2.42             0             0         0.50%         18.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.77             0   $         0         0.25%         13.1%
12/31/2016          3.33             0             0         0.25%         19.2%
12/31/2015          2.80             0             0         0.25%          0.3%
12/31/2014          2.79             0             0         0.25%         12.2%
12/31/2013          2.48             0             0         0.25%         19.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.03             0   $         0         0.00%         13.3%
12/31/2016          3.55             0             0         0.00%         19.5%
12/31/2015          2.97         1,565         4,654         0.00%          0.6%
12/31/2014          2.96         1,619         4,786         0.00%         12.5%
12/31/2013          2.63         1,807         4,750         0.00%         19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        1.6%
    2015        2.3%
    2014        2.5%
    2013        2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
  AMERICAN CENTURY STRATEGIC ALLOC.: CONSERVATIVE FUND A CLASS - 025085309

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     4,945,502   $     4,895,652          856,767
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,952)
                                     ----------------
Net assets                           $     4,943,550
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,590,318       1,337,265  $          1.94
Band 100                                  1,740,639         867,196             2.01
Band 75                                          --              --             2.08
Band 50                                     612,593         284,220             2.16
Band 25                                          --              --             2.23
Band 0                                           --              --             2.32
                                    ---------------  --------------
 Total                              $     4,943,550       2,488,681
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         52,526
Mortality & expense charges                                                          (57,478)
                                                                            -----------------
Net investment income (loss)                                                          (4,952)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              33,588
Realized gain distributions                                                          232,389
Net change in unrealized appreciation (depreciation)                                 196,348
                                                                            -----------------
Net gain (loss)                                                                      462,325
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        457,373
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (4,952)  $        (16,913)
Net realized gain (loss)                                           33,588           (116,919)
Realized gain distributions                                       232,389             78,527
Net change in unrealized appreciation (depreciation)              196,348            251,549
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 457,373            196,244
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,052,493            853,041
Cost of units redeemed                                         (1,540,292)        (2,519,530)
Account charges                                                    (2,706)            (3,727)
                                                         -----------------  -----------------
Increase (decrease)                                              (490,505)        (1,670,216)
                                                         -----------------  -----------------
Net increase (decrease)                                           (33,132)        (1,473,972)
Net assets, beginning                                           4,976,682          6,450,654
                                                         -----------------  -----------------
Net assets, ending                                       $      4,943,550   $      4,976,682
                                                         =================  =================

Units sold                                                        541,095            553,590
Units redeemed                                                   (819,730)        (1,477,286)
                                                         -----------------  -----------------
Net increase (decrease)                                          (278,635)          (923,696)
Units outstanding, beginning                                    2,767,316          3,691,012
                                                         -----------------  -----------------
Units outstanding, ending                                       2,488,681          2,767,316
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    19,143,500
Cost of units redeemed/account charges                                          (16,189,351)
Net investment income (loss)                                                        (62,108)
Net realized gain (loss)                                                            167,153
Realized gain distributions                                                       1,834,506
Net change in unrealized appreciation (depreciation)                                 49,850
                                                                            ----------------
Net assets                                                                  $     4,943,550
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94         1,337   $     2,590         1.25%          9.0%
12/31/2016          1.78         1,787         3,176         1.25%          3.7%
12/31/2015          1.71         2,449         4,199         1.25%         -3.0%
12/31/2014          1.77         2,704         4,777         1.25%          4.7%
12/31/2013          1.69         4,120         6,953         1.25%          8.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01           867   $     1,741         1.00%          9.3%
12/31/2016          1.84           980         1,800         1.00%          3.9%
12/31/2015          1.77           998         1,764         1.00%         -2.7%
12/31/2014          1.82           896         1,628         1.00%          5.0%
12/31/2013          1.73             5             8         1.00%          8.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.08             0   $         0         0.75%          9.5%
12/31/2016          1.90             0             0         0.75%          4.2%
12/31/2015          1.82             0             0         0.75%         -2.5%
12/31/2014          1.87             0             0         0.75%          5.2%
12/31/2013          1.78             0             0         0.75%          8.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.16           284   $       613         0.50%          9.8%
12/31/2016          1.96             0             0         0.50%          4.4%
12/31/2015          1.88             0             0         0.50%         -2.2%
12/31/2014          1.92             0             0         0.50%          5.5%
12/31/2013          1.82             0             0         0.50%          9.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.23             0   $         0         0.25%         10.1%
12/31/2016          2.03             0             0         0.25%          4.7%
12/31/2015          1.94             0             0         0.25%         -2.0%
12/31/2014          1.98             0             0         0.25%          5.8%
12/31/2013          1.87             0             0         0.25%          9.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.32             0   $         0         0.00%         10.4%
12/31/2016          2.10             0             0         0.00%          5.0%
12/31/2015          2.00           244           488         0.00%         -1.8%
12/31/2014          2.04           228           464         0.00%          6.0%
12/31/2013          1.92           207           398         0.00%          9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        0.8%
    2015        0.2%
    2014        0.6%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY EQUITY INCOME FUND A CLASS - 025076407

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     8,838,184  $      8,398,261          995,070
                                                      ================  ===============
Receivables: investments sold                 27,890
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     8,866,074
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,446,414       2,131,350  $          3.02
Band 100                                  2,047,837         653,039             3.14
Band 75                                          --              --             3.25
Band 50                                     266,048          79,008             3.37
Band 25                                          --              --             3.49
Band 0                                      105,775          29,099             3.63
                                    ---------------  --------------
 Total                              $     8,866,074       2,892,496
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       139,523
Mortality & expense charges                                                        (104,959)
                                                                            ----------------
Net investment income (loss)                                                         34,564
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            307,934
Realized gain distributions                                                         805,492
Net change in unrealized appreciation (depreciation)                               (137,973)
                                                                            ----------------
Net gain (loss)                                                                     975,453
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,010,017
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         34,564   $         58,624
Net realized gain (loss)                                          307,934            135,010
Realized gain distributions                                       805,492            571,361
Net change in unrealized appreciation (depreciation)             (137,973)           775,025
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,010,017          1,540,020
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,180,549          2,715,414
Cost of units redeemed                                         (3,487,500)        (3,098,280)
Account charges                                                    (3,524)            (3,831)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,310,475)          (386,697)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,300,458)         1,153,323
Net assets, beginning                                          10,166,532          9,013,209
                                                         -----------------  -----------------
Net assets, ending                                       $      8,866,074   $     10,166,532
                                                         =================  =================

Units sold                                                        435,005          1,073,938
Units redeemed                                                 (1,255,129)        (1,183,092)
                                                         -----------------  -----------------
Net increase (decrease)                                          (820,124)          (109,154)
Units outstanding, beginning                                    3,712,620          3,821,774
                                                         -----------------  -----------------
Units outstanding, ending                                       2,892,496          3,712,620
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     31,388,105
Cost of units redeemed/account charges                                           (30,440,598)
Net investment income (loss)                                                         907,618
Net realized gain (loss)                                                           2,566,419
Realized gain distributions                                                        4,004,607
Net change in unrealized appreciation (depreciation)                                 439,923
                                                                            -----------------
Net assets                                                                  $      8,866,074
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.02         2,131   $     6,446         1.25%         11.7%
12/31/2016          2.71         2,827         7,657         1.25%         17.7%
12/31/2015          2.30         2,649         6,096         1.25%         -0.9%
12/31/2014          2.32         3,708         8,610         1.25%         10.7%
12/31/2013          2.10         5,816        12,202         1.25%         17.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.14           653   $     2,048         1.00%         11.9%
12/31/2016          2.80           773         2,166         1.00%         18.0%
12/31/2015          2.37           710         1,685         1.00%         -0.7%
12/31/2014          2.39           834         1,994         1.00%         10.9%
12/31/2013          2.15            26            57         1.00%         18.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.25             0   $         0         0.75%         12.2%
12/31/2016          2.90             0             0         0.75%         18.3%
12/31/2015          2.45             0             0         0.75%         -0.4%
12/31/2014          2.46             0             0         0.75%         11.2%
12/31/2013          2.21             0             0         0.75%         18.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.37            79   $       266         0.50%         12.5%
12/31/2016          2.99            84           250         0.50%         18.6%
12/31/2015          2.52            89           226         0.50%         -0.2%
12/31/2014          2.53            99           251         0.50%         11.5%
12/31/2013          2.27           103           235         0.50%         18.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.49             0   $         0         0.25%         12.8%
12/31/2016          3.09             0             0         0.25%         18.9%
12/31/2015          2.60             0             0         0.25%          0.1%
12/31/2014          2.60             0             0         0.25%         11.8%
12/31/2013          2.33             0             0         0.25%         19.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.63            29   $       106         0.00%         13.1%
12/31/2016          3.22            29            93         0.00%         19.2%
12/31/2015          2.70           373         1,006         0.00%          0.3%
12/31/2014          2.69           378         1,017         0.00%         12.1%
12/31/2013          2.40           395           948         0.00%         19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.7%
    2015        2.0%
    2014        2.2%
    2013        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 AMERICAN CENTURY STRATEGIC ALLOC.: MODERATE FUND INVESTOR CLASS - 025085408

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    74,314,914   $   74,396,988       10,812,875
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (30,457)
                                     ----------------
Net assets                           $    74,284,457
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   74,284,457      32,674,684  $          2.27
Band 100                                        --              --             2.36
Band 75                                         --              --             2.44
Band 50                                         --              --             2.53
Band 25                                         --              --             2.62
Band 0                                          --              --             2.76
                                    --------------  --------------
 Total                              $   74,284,457      32,674,684
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $      1,282,222
Mortality & expense charges                                                       (1,147,591)
                                                                            -----------------
Net investment income (loss)                                                         134,631
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,691,035
Realized gain distributions                                                        7,030,535
Net change in unrealized appreciation (depreciation)                               3,001,569
                                                                            -----------------
Net gain (loss)                                                                   11,723,139
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     11,857,770
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        134,631   $       (264,353)
Net realized gain (loss)                                        1,691,035         (1,270,500)
Realized gain distributions                                     7,030,535          1,088,233
Net change in unrealized appreciation (depreciation)            3,001,569          5,218,473
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              11,857,770          4,771,853
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       15,466,908         20,728,916
Cost of units redeemed                                        (44,841,250)       (26,617,876)
Account charges                                                   (45,464)           (29,651)
                                                         -----------------  -----------------
Increase (decrease)                                           (29,419,806)        (5,918,611)
                                                         -----------------  -----------------
Net increase (decrease)                                       (17,562,036)        (1,146,758)
Net assets, beginning                                          91,846,493         92,993,251
                                                         -----------------  -----------------
Net assets, ending                                       $     74,284,457   $     91,846,493
                                                         =================  =================

Units sold                                                      7,368,056         12,893,701
Units redeemed                                                (20,630,813)       (15,327,334)
                                                         -----------------  -----------------
Net increase (decrease)                                       (13,262,757)        (2,433,633)
Units outstanding, beginning                                   45,937,441         48,371,074
                                                         -----------------  -----------------
Units outstanding, ending                                      32,674,684         45,937,441
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    213,220,850
Cost of units redeemed/account charges                                          (180,934,829)
Net investment income (loss)                                                         908,815
Net realized gain (loss)                                                           6,460,831
Realized gain distributions                                                       34,710,864
Net change in unrealized appreciation (depreciation)                                 (82,074)
                                                                            -----------------
Net assets                                                                  $     74,284,457
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.27        32,675   $    74,284         1.25%         13.7%
12/31/2016          2.00        45,937        91,846         1.25%          5.0%
12/31/2015          1.90        45,861        87,329         1.25%         -3.0%
12/31/2014          1.96        44,917        88,172         1.25%          5.4%
12/31/2013          1.86        40,336        75,157         1.25%         14.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.36             0   $         0         1.00%         14.0%
12/31/2016          2.07             0             0         1.00%          5.3%
12/31/2015          1.96             0             0         1.00%         -2.8%
12/31/2014          2.02             0             0         1.00%          5.6%
12/31/2013          1.91             0             0         1.00%         14.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.44             0   $         0         0.75%         14.3%
12/31/2016          2.14             0             0         0.75%          5.5%
12/31/2015          2.02             0             0         0.75%         -2.5%
12/31/2014          2.08             0             0         0.75%          5.9%
12/31/2013          1.96             0             0         0.75%         14.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.53             0   $         0         0.50%         14.6%
12/31/2016          2.21             0             0         0.50%          5.8%
12/31/2015          2.09             0             0         0.50%         -2.3%
12/31/2014          2.14             0             0         0.50%          6.1%
12/31/2013          2.01             0             0         0.50%         15.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.62             0   $         0         0.25%         14.8%
12/31/2016          2.28             0             0         0.25%          6.0%
12/31/2015          2.15             0             0         0.25%         -2.0%
12/31/2014          2.20             0             0         0.25%          6.4%
12/31/2013          2.06             0             0         0.25%         15.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.76             0   $         0         0.00%         15.1%
12/31/2016          2.40             0             0         0.00%          6.3%
12/31/2015          2.26         2,510         5,664         0.00%         -1.8%
12/31/2014          2.30         2,671         6,136         0.00%          6.7%
12/31/2013          2.15         2,930         6,310         0.00%         15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        0.9%
    2015        0.9%
    2014        0.9%
    2013        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               AMERICAN CENTURY GINNIE MAE A CLASS - 025081837

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,289,346  $     1,316,618          124,278
                                                       ===============  ===============
Receivables: investments sold                   6,876
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,296,222
                                     ================

                                                         UNITS       ACCUMULATION
                                      NET ASSETS      OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,163,307         865,848  $          1.34
Band 100                                   125,105          89,857             1.39
Band 75                                         --              --             1.44
Band 50                                         --              --             1.50
Band 25                                         --              --             1.55
Band 0                                       7,810           4,862             1.61
                                    --------------  --------------
 Total                              $    1,296,222         960,567
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         33,661
Mortality & expense charges                                                           (19,182)
                                                                             -----------------
Net investment income (loss)                                                           14,479
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (23,436)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    4,730
                                                                             -----------------
Net gain (loss)                                                                       (18,706)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (4,227)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         14,479   $         20,581
Net realized gain (loss)                                          (23,436)           (19,040)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                4,730               (975)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (4,227)               566
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          586,154            544,981
Cost of units redeemed                                         (1,199,786)        (1,407,018)
Account charges                                                    (2,511)            (2,274)
                                                         -----------------  -----------------
Increase (decrease)                                              (616,143)          (864,311)
                                                         -----------------  -----------------
Net increase (decrease)                                          (620,370)          (863,745)
Net assets, beginning                                           1,916,592          2,780,337
                                                         -----------------  -----------------
Net assets, ending                                       $      1,296,222   $      1,916,592
                                                         =================  =================

Units sold                                                        453,463          1,129,862
Units redeemed                                                   (903,999)        (1,762,756)
                                                         -----------------  -----------------
Net increase (decrease)                                          (450,536)          (632,894)
Units outstanding, beginning                                    1,411,103          2,043,997
                                                         -----------------  -----------------
Units outstanding, ending                                         960,567          1,411,103
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     46,842,927
Cost of units redeemed/account charges                                           (46,051,315)
Net investment income (loss)                                                         456,735
Net realized gain (loss)                                                              75,147
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (27,272)
                                                                            -----------------
Net assets                                                                  $      1,296,222
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34           866   $     1,163         1.25%         -0.3%
12/31/2016          1.35         1,245         1,678         1.25%         -0.5%
12/31/2015          1.35         1,848         2,502         1.25%         -0.7%
12/31/2014          1.36         6,369         8,684         1.25%          3.3%
12/31/2013          1.32         6,453         8,516         1.25%         -3.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39            90   $       125         1.00%         -0.1%
12/31/2016          1.39           129           179         1.00%         -0.2%
12/31/2015          1.40           168           234         1.00%         -0.5%
12/31/2014          1.40            98           137         1.00%          3.6%
12/31/2013          1.35             0             0         1.00%         -3.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44             0   $         0         0.75%          0.2%
12/31/2016          1.44             0             0         0.75%          0.0%
12/31/2015          1.44             0             0         0.75%         -0.2%
12/31/2014          1.44             0             0         0.75%          3.8%
12/31/2013          1.39             0             0         0.75%         -3.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.50             0   $         0         0.50%          0.4%
12/31/2016          1.49             0             0         0.50%          0.3%
12/31/2015          1.48             0             0         0.50%          0.0%
12/31/2014          1.48             0             0         0.50%          4.1%
12/31/2013          1.43             0             0         0.50%         -3.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.55             0   $         0         0.25%          0.7%
12/31/2016          1.54             0             0         0.25%          0.5%
12/31/2015          1.53             0             0         0.25%          0.3%
12/31/2014          1.53             0             0         0.25%          4.4%
12/31/2013          1.46             0             0         0.25%         -2.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.61             5   $         8         0.00%          1.0%
12/31/2016          1.59            38            60         0.00%          0.8%
12/31/2015          1.58            28            45         0.00%          0.5%
12/31/2014          1.57           494           775         0.00%          4.6%
12/31/2013          1.50           493           739         0.00%         -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.1%
    2016        2.0%
    2015        1.4%
    2014        1.7%
    2013        2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY STRATEGIC ALLOC.: MODERATE FUND A CLASS - 025085606

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     20,226,445  $    20,099,987        2,953,923
                                                       ===============  ===============
Receivables: investments sold                   7,932
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     20,234,377
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   10,123,723        4,164,741  $         2.43
Band 100                                 8,572,191        3,403,196            2.52
Band 75                                  1,522,147          583,149            2.61
Band 50                                     16,316            6,032            2.70
Band 25                                         --               --            2.80
Band 0                                          --               --            2.92
                                    --------------  ---------------
 Total                              $   20,234,377        8,157,118
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       282,379
Mortality & expense charges                                                        (260,518)
                                                                            ----------------
Net investment income (loss)                                                         21,861
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            468,985
Realized gain distributions                                                       1,746,044
Net change in unrealized appreciation (depreciation)                                724,151
                                                                            ----------------
Net gain (loss)                                                                   2,939,180
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,961,041
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         21,861   $       (123,059)
Net realized gain (loss)                                          468,985         (1,116,493)
Realized gain distributions                                     1,746,044            293,545
Net change in unrealized appreciation (depreciation)              724,151          2,054,151
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,961,041          1,108,144
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,413,911          6,090,182
Cost of units redeemed                                         (9,552,498)       (16,497,114)
Account charges                                                   (10,698)           (10,781)
                                                         -----------------  -----------------
Increase (decrease)                                            (7,149,285)       (10,417,713)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,188,244)        (9,309,569)
Net assets, beginning                                          24,422,621         33,732,190
                                                         -----------------  -----------------
Net assets, ending                                       $     20,234,377   $     24,422,621
                                                         =================  =================

Units sold                                                      1,107,327          2,978,801
Units redeemed                                                 (4,183,076)        (7,807,883)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,075,749)        (4,829,082)
Units outstanding, beginning                                   11,232,867         16,061,949
                                                         -----------------  -----------------
Units outstanding, ending                                       8,157,118         11,232,867
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    119,907,138
Cost of units redeemed/account charges                                          (113,785,695)
Net investment income (loss)                                                         (68,659)
Net realized gain (loss)                                                           1,535,511
Realized gain distributions                                                       12,519,624
Net change in unrealized appreciation (depreciation)                                 126,458
                                                                            -----------------
Net assets                                                                  $     20,234,377
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.43         4,165   $    10,124         1.25%         13.5%
12/31/2016          2.14         6,879        14,737         1.25%          4.8%
12/31/2015          2.05        10,542        21,559         1.25%         -3.3%
12/31/2014          2.12        12,095        25,589         1.25%          5.1%
12/31/2013          2.01        14,718        29,626         1.25%         13.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.52         3,403   $     8,572         1.00%         13.7%
12/31/2016          2.21         3,765         8,337         1.00%          5.0%
12/31/2015          2.11         3,201         6,751         1.00%         -3.1%
12/31/2014          2.18         2,726         5,933         1.00%          5.4%
12/31/2013          2.07           350           723         1.00%         14.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.61           583   $     1,522         0.75%         14.0%
12/31/2016          2.29           583         1,334         0.75%          5.3%
12/31/2015          2.17           607         1,319         0.75%         -2.9%
12/31/2014          2.24           740         1,657         0.75%          5.6%
12/31/2013          2.12           877         1,859         0.75%         14.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.70             6   $        16         0.50%         14.3%
12/31/2016          2.37             7            16         0.50%          5.5%
12/31/2015          2.24             7            15         0.50%         -2.6%
12/31/2014          2.30            13            31         0.50%          5.9%
12/31/2013          2.17            10            22         0.50%         14.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.80             0   $         0         0.25%         14.6%
12/31/2016          2.45             0             0         0.25%          5.8%
12/31/2015          2.31             0             0         0.25%         -2.4%
12/31/2014          2.37             0             0         0.25%          6.2%
12/31/2013          2.23             0             0         0.25%         14.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.92             0   $         0         0.00%         14.9%
12/31/2016          2.54             0             0         0.00%          6.1%
12/31/2015          2.40         1,705         4,088         0.00%         -2.1%
12/31/2014          2.45         1,785         4,373         0.00%          6.4%
12/31/2013          2.30         1,909         4,394         0.00%         15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        0.6%
    2015        0.6%
    2014        0.6%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              AMERICAN CENTURY GROWTH FUND A CLASS - 025083403

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     2,690,780   $     2,471,203           84,400
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (3,480)
                                     ----------------
Net assets                           $     2,687,300
                                     ================

                                                         UNITS       ACCUMULATION
                                      NET ASSETS      OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,661,720         567,926  $          2.93
Band 100                                 1,025,580         338,247             3.03
Band 75                                         --              --             3.14
Band 50                                         --              --             3.26
Band 25                                         --              --             3.37
Band 0                                          --              --             3.50
                                    --------------  --------------
 Total                              $    2,687,300         906,173
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (29,542)
                                                                            -----------------
Net investment income (loss)                                                         (29,542)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              51,785
Realized gain distributions                                                          253,132
Net change in unrealized appreciation (depreciation)                                 383,768
                                                                            -----------------
Net gain (loss)                                                                      688,685
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        659,143
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (29,542)  $        (25,574)
Net realized gain (loss)                                           51,785            (62,843)
Realized gain distributions                                       253,132            139,623
Net change in unrealized appreciation (depreciation)              383,768             25,487
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 659,143             76,693
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          351,056            382,504
Cost of units redeemed                                         (1,125,381)        (1,034,007)
Account charges                                                      (254)              (274)
                                                         -----------------  -----------------
Increase (decrease)                                              (774,579)          (651,777)
                                                         -----------------  -----------------
Net increase (decrease)                                          (115,436)          (575,084)
Net assets, beginning                                           2,802,736          3,377,820
                                                         -----------------  -----------------
Net assets, ending                                       $      2,687,300   $      2,802,736
                                                         =================  =================

Units sold                                                        138,002            174,936
Units redeemed                                                   (447,120)          (461,168)
                                                         -----------------  -----------------
Net increase (decrease)                                          (309,118)          (286,232)
Units outstanding, beginning                                    1,215,291          1,501,523
                                                         -----------------  -----------------
Units outstanding, ending                                         906,173          1,215,291
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    11,027,735
Cost of units redeemed/account charges                                          (11,144,386)
Net investment income (loss)                                                       (240,818)
Net realized gain (loss)                                                            822,703
Realized gain distributions                                                       2,002,489
Net change in unrealized appreciation (depreciation)                                219,577
                                                                            ----------------
Net assets                                                                  $     2,687,300
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.93           568   $     1,662         1.25%         28.2%
12/31/2016          2.28           835         1,905         1.25%          2.6%
12/31/2015          2.23         1,120         2,492         1.25%          3.0%
12/31/2014          2.16         1,606         3,469         1.25%          9.6%
12/31/2013          1.97         2,474         4,877         1.25%         27.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.03           338   $     1,026         1.00%         28.5%
12/31/2016          2.36           380           897         1.00%          2.8%
12/31/2015          2.29           348           799         1.00%          3.3%
12/31/2014          2.22           313           694         1.00%          9.8%
12/31/2013          2.02            15            30         1.00%         27.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.14             0   $         0         0.75%         28.8%
12/31/2016          2.44             0             0         0.75%          3.1%
12/31/2015          2.37             0             0         0.75%          3.6%
12/31/2014          2.28             0             0         0.75%         10.1%
12/31/2013          2.08             0             0         0.75%         28.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.26             0   $         0         0.50%         29.2%
12/31/2016          2.52             0             0         0.50%          3.3%
12/31/2015          2.44             0             0         0.50%          3.8%
12/31/2014          2.35             0             0         0.50%         10.4%
12/31/2013          2.13             0             0         0.50%         28.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.37             0   $         0         0.25%         29.5%
12/31/2016          2.61             0             0         0.25%          3.6%
12/31/2015          2.52             0             0         0.25%          4.1%
12/31/2014          2.42             0             0         0.25%         10.7%
12/31/2013          2.18             0             0         0.25%         28.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.50             0   $         0         0.00%         29.8%
12/31/2016          2.69             0             0         0.00%          3.8%
12/31/2015          2.59            34            87         0.00%          4.3%
12/31/2014          2.49            37            91         0.00%         10.9%
12/31/2013          2.24           102           228         0.00%         29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.3%
    2015        0.1%
    2014        0.0%
    2013        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               AMERICAN CENTURY ULTRA FUND A CLASS - 025083858

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,002,442   $       768,342           24,076
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (138)
                                     ---------------
Net assets                           $    1,002,304
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      641,514         210,685  $          3.04
Band 100                                   360,790         114,344             3.16
Band 75                                         --              --             3.27
Band 50                                         --              --             3.39
Band 25                                         --              --             3.51
Band 0                                          --              --             3.66
                                    --------------  --------------
 Total                              $    1,002,304         325,029
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (10,138)
                                                                            -----------------
Net investment income (loss)                                                         (10,138)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              21,796
Realized gain distributions                                                           58,166
Net change in unrealized appreciation (depreciation)                                 157,816
                                                                            -----------------
Net gain (loss)                                                                      237,778
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        227,640
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (10,138)  $         (8,895)
Net realized gain (loss)                                           21,796             34,219
Realized gain distributions                                        58,166             34,905
Net change in unrealized appreciation (depreciation)              157,816            (43,932)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 227,640             16,297
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           94,317             75,779
Cost of units redeemed                                            (76,454)          (237,804)
Account charges                                                      (254)              (119)
                                                         -----------------  -----------------
Increase (decrease)                                                17,609           (162,144)
                                                         -----------------  -----------------
Net increase (decrease)                                           245,249           (145,847)
Net assets, beginning                                             757,055            902,902
                                                         -----------------  -----------------
Net assets, ending                                       $      1,002,304   $        757,055
                                                         =================  =================

Units sold                                                         32,596             33,768
Units redeemed                                                    (26,570)          (106,763)
                                                         -----------------  -----------------
Net increase (decrease)                                             6,026            (72,995)
Units outstanding, beginning                                      319,003            391,998
                                                         -----------------  -----------------
Units outstanding, ending                                         325,029            319,003
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     2,043,228
Cost of units redeemed/account charges                                           (1,688,058)
Net investment income (loss)                                                        (85,486)
Net realized gain (loss)                                                            127,713
Realized gain distributions                                                         370,807
Net change in unrealized appreciation (depreciation)                                234,100
                                                                            ----------------
Net assets                                                                  $     1,002,304
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.04           211   $       642         1.25%         30.0%
12/31/2016          2.34           197           463         1.25%          2.8%
12/31/2015          2.28           254           579         1.25%          4.6%
12/31/2014          2.18           262           571         1.25%          8.3%
12/31/2013          2.01           422           850         1.25%         34.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.16           114   $       361         1.00%         30.3%
12/31/2016          2.42           122           295         1.00%          3.1%
12/31/2015          2.35           138           324         1.00%          4.8%
12/31/2014          2.24            90           202         1.00%          8.5%
12/31/2013          2.06             0             0         1.00%         35.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.27             0   $         0         0.75%         30.6%
12/31/2016          2.50             0             0         0.75%          3.4%
12/31/2015          2.42             0             0         0.75%          5.1%
12/31/2014          2.30             0             0         0.75%          8.8%
12/31/2013          2.12             0             0         0.75%         35.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.39             0   $         0         0.50%         30.9%
12/31/2016          2.59             0             0         0.50%          3.6%
12/31/2015          2.50             0             0         0.50%          5.4%
12/31/2014          2.37             0             0         0.50%          9.1%
12/31/2013          2.17             0             0         0.50%         35.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.51             0   $         0         0.25%         31.3%
12/31/2016          2.68             0             0         0.25%          3.9%
12/31/2015          2.58             0             0         0.25%          5.6%
12/31/2014          2.44             0             0         0.25%          9.3%
12/31/2013          2.23             0             0         0.25%         36.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.66             0   $         0         0.00%         31.6%
12/31/2016          2.78             0             0         0.00%          4.1%
12/31/2015          2.67             0             0         0.00%          5.9%
12/31/2014          2.52             0             0         0.00%          9.6%
12/31/2013          2.30             0             0         0.00%         36.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.1%
    2013        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             AMERICAN CENTURY HERITAGE FUND A CLASS - 025083767

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     6,858,232   $    6,978,910          328,286
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (26,589)
                                     ----------------
Net assets                           $     6,831,643
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,095,236       1,188,936  $          4.29
Band 100                                    590,286         132,918             4.44
Band 75                                          --              --             4.60
Band 50                                     931,645         195,362             4.77
Band 25                                          --              --             4.94
Band 0                                      214,476          41,546             5.16
                                    ---------------  --------------
 Total                              $     6,831,643       1,558,762
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (83,750)
                                                                            -----------------
Net investment income (loss)                                                         (83,750)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (257,566)
Realized gain distributions                                                          633,445
Net change in unrealized appreciation (depreciation)                               1,110,350
                                                                            -----------------
Net gain (loss)                                                                    1,486,229
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      1,402,479
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (83,750)  $       (114,329)
Net realized gain (loss)                                         (257,566)          (554,746)
Realized gain distributions                                       633,445            749,454
Net change in unrealized appreciation (depreciation)            1,110,350             42,186
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,402,479            122,565
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          908,333          1,630,604
Cost of units redeemed                                         (4,152,781)        (4,859,315)
Account charges                                                    (1,918)            (1,731)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,246,366)        (3,230,442)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,843,887)        (3,107,877)
Net assets, beginning                                           8,675,530         11,783,407
                                                         -----------------  -----------------
Net assets, ending                                       $      6,831,643   $      8,675,530
                                                         =================  =================

Units sold                                                        239,884            475,031
Units redeemed                                                 (1,073,117)        (1,398,132)
                                                         -----------------  -----------------
Net increase (decrease)                                          (833,233)          (923,101)
Units outstanding, beginning                                    2,391,995          3,315,096
                                                         -----------------  -----------------
Units outstanding, ending                                       1,558,762          2,391,995
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     44,425,922
Cost of units redeemed/account charges                                           (49,566,244)
Net investment income (loss)                                                      (1,408,289)
Net realized gain (loss)                                                           5,014,970
Realized gain distributions                                                        8,485,962
Net change in unrealized appreciation (depreciation)                                (120,678)
                                                                            -----------------
Net assets                                                                  $      6,831,643
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.29         1,189   $     5,095         1.25%         20.0%
12/31/2016          3.57         1,955         6,980         1.25%          1.7%
12/31/2015          3.51         2,816         9,884         1.25%          0.4%
12/31/2014          3.50         3,441        12,032         1.25%          6.5%
12/31/2013          3.28         5,923        19,438         1.25%         29.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.44           133   $       590         1.00%         20.3%
12/31/2016          3.69           161           596         1.00%          2.0%
12/31/2015          3.62           204           738         1.00%          0.6%
12/31/2014          3.60           180           648         1.00%          6.8%
12/31/2013          3.37             0             0         1.00%         29.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.60             0   $         0         0.75%         20.6%
12/31/2016          3.82             0             0         0.75%          2.2%
12/31/2015          3.73             0             0         0.75%          0.9%
12/31/2014          3.70             0             0         0.75%          7.1%
12/31/2013          3.45             0             0         0.75%         29.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.77           195   $       932         0.50%         20.9%
12/31/2016          3.94           237           934         0.50%          2.5%
12/31/2015          3.85           202           778         0.50%          1.1%
12/31/2014          3.80           203           773         0.50%          7.3%
12/31/2013          3.54           241           855         0.50%         30.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.94             0   $         0         0.25%         21.2%
12/31/2016          4.08             0             0         0.25%          2.8%
12/31/2015          3.97             0             0         0.25%          1.4%
12/31/2014          3.91             0             0         0.25%          7.6%
12/31/2013          3.64             0             0         0.25%         30.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.16            42   $       214         0.00%         21.5%
12/31/2016          4.25            39           166         0.00%          3.0%
12/31/2015          4.12            93           383         0.00%          1.6%
12/31/2014          4.06           179           727         0.00%          7.9%
12/31/2013          3.76           418         1,572         0.00%         30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY ULTRA FUND INVESTOR CLASS - 025083882

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,620,357  $      1,930,328           60,354
                                                      ================  ===============
Receivables: investments sold                    215
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,620,572
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    2,620,572         474,599  $          5.52
Band 100                                        --              --             5.72
Band 75                                         --              --             5.93
Band 50                                         --              --             6.14
Band 25                                         --              --             6.37
Band 0                                          --              --             7.42
                                    --------------  --------------
 Total                              $    2,620,572         474,599
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         4,073
Mortality & expense charges                                                         (30,537)
                                                                            ----------------
Net investment income (loss)                                                        (26,464)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            100,284
Realized gain distributions                                                         144,685
Net change in unrealized appreciation (depreciation)                                421,359
                                                                            ----------------
Net gain (loss)                                                                     666,328
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       639,864
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (26,464)  $        (20,662)
Net realized gain (loss)                                          100,284             30,582
Realized gain distributions                                       144,685             95,888
Net change in unrealized appreciation (depreciation)              421,359            (40,281)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 639,864             65,527
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          137,352            138,891
Cost of units redeemed                                           (347,593)          (206,986)
Account charges                                                    (3,661)            (3,095)
                                                         -----------------  -----------------
Increase (decrease)                                              (213,902)           (71,190)
                                                         -----------------  -----------------
Net increase (decrease)                                           425,962             (5,663)
Net assets, beginning                                           2,194,610          2,200,273
                                                         -----------------  -----------------
Net assets, ending                                       $      2,620,572   $      2,194,610
                                                         =================  =================

Units sold                                                         36,046             34,335
Units redeemed                                                    (79,189)           (51,701)
                                                         -----------------  -----------------
Net increase (decrease)                                           (43,143)           (17,366)
Units outstanding, beginning                                      517,742            535,108
                                                         -----------------  -----------------
Units outstanding, ending                                         474,599            517,742
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     5,115,975
Cost of units redeemed/account charges                                           (4,066,214)
Net investment income (loss)                                                       (150,074)
Net realized gain (loss)                                                            376,985
Realized gain distributions                                                         653,871
Net change in unrealized appreciation (depreciation)                                690,029
                                                                            ----------------
Net assets                                                                  $     2,620,572
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.52           475   $     2,621         1.25%         30.3%
12/31/2016          4.24           518         2,195         1.25%          3.1%
12/31/2015          4.11           535         2,200         1.25%          4.8%
12/31/2014          3.92           581         2,280         1.25%          8.5%
12/31/2013          3.61           448         1,619         1.25%         35.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.72             0   $         0         1.00%         30.6%
12/31/2016          4.38             0             0         1.00%          3.3%
12/31/2015          4.24             0             0         1.00%          5.1%
12/31/2014          4.03             0             0         1.00%          8.8%
12/31/2013          3.71             0             0         1.00%         35.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.93             0   $         0         0.75%         30.9%
12/31/2016          4.53             0             0         0.75%          3.6%
12/31/2015          4.37             0             0         0.75%          5.4%
12/31/2014          4.15             0             0         0.75%          9.1%
12/31/2013          3.80             0             0         0.75%         35.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      6.14             0   $         0         0.50%         31.2%
12/31/2016          4.68             0             0         0.50%          3.9%
12/31/2015          4.51             0             0         0.50%          5.6%
12/31/2014          4.27             0             0         0.50%          9.4%
12/31/2013          3.90             0             0         0.50%         36.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      6.37             0   $         0         0.25%         31.6%
12/31/2016          4.84             0             0         0.25%          4.1%
12/31/2015          4.65             0             0         0.25%          5.9%
12/31/2014          4.39             0             0         0.25%          9.6%
12/31/2013          4.00             0             0         0.25%         36.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      7.42             0   $         0         0.00%         31.9%
12/31/2016          5.63             0             0         0.00%          4.4%
12/31/2015          5.39             0             0         0.00%          6.2%
12/31/2014          5.08             0             0         0.00%          9.9%
12/31/2013          4.62             0             0         0.00%         36.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        0.3%
    2015        0.2%
    2014        0.4%
    2013        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY HERITAGE FUND INVESTOR CLASS - 025083791

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     3,868,338   $     3,911,654          171,929
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (3,360)
                                     ----------------
Net assets                           $     3,864,978
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,864,978       2,860,362  $          1.35
Band 100                                         --              --             1.37
Band 75                                          --              --             1.38
Band 50                                          --              --             1.39
Band 25                                          --              --             1.41
Band 0                                           --              --             1.42
                                    ---------------  --------------
 Total                              $     3,864,978       2,860,362
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (46,817)
                                                                             -----------------
Net investment income (loss)                                                          (46,817)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (36,633)
Realized gain distributions                                                           332,115
Net change in unrealized appreciation (depreciation)                                  454,795
                                                                             -----------------
Net gain (loss)                                                                       750,277
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        703,460
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (46,817)  $        (50,237)
Net realized gain (loss)                                          (36,633)          (141,452)
Realized gain distributions                                       332,115            294,118
Net change in unrealized appreciation (depreciation)              454,795              3,517
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 703,460            105,946
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          587,559          1,281,372
Cost of units redeemed                                         (1,087,399)        (1,243,124)
Account charges                                                    (2,470)            (1,017)
                                                         -----------------  -----------------
Increase (decrease)                                              (502,310)            37,231
                                                         -----------------  -----------------
Net increase (decrease)                                           201,150            143,177
Net assets, beginning                                           3,663,828          3,520,651
                                                         -----------------  -----------------
Net assets, ending                                       $      3,864,978   $      3,663,828
                                                         =================  =================

Units sold                                                        482,744          1,181,946
Units redeemed                                                   (885,371)        (1,114,897)
                                                         -----------------  -----------------
Net increase (decrease)                                          (402,627)            67,049
Units outstanding, beginning                                    3,262,989          3,195,940
                                                         -----------------  -----------------
Units outstanding, ending                                       2,860,362          3,262,989
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      6,427,351
Cost of units redeemed/account charges                                            (3,559,165)
Net investment income (loss)                                                        (168,735)
Net realized gain (loss)                                                            (166,617)
Realized gain distributions                                                        1,375,460
Net change in unrealized appreciation (depreciation)                                 (43,316)
                                                                            -----------------
Net assets                                                                  $      3,864,978
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35         2,860   $     3,865         1.25%         20.3%
12/31/2016          1.12         3,263         3,664         1.25%          1.9%
12/31/2015          1.10         3,196         3,521         1.25%          0.6%
12/31/2014          1.09         2,272         2,487         1.25%          6.8%
12/31/2013          1.02         2,474         2,535         1.25%          2.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         1.00%         20.6%
12/31/2016          1.13             0             0         1.00%          2.2%
12/31/2015          1.11             0             0         1.00%          0.9%
12/31/2014          1.10             0             0         1.00%          7.1%
12/31/2013          1.02             0             0         1.00%          2.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.75%         20.9%
12/31/2016          1.14             0             0         0.75%          2.4%
12/31/2015          1.11             0             0         0.75%          1.1%
12/31/2014          1.10             0             0         0.75%          7.4%
12/31/2013          1.03             0             0         0.75%          2.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.50%         21.2%
12/31/2016          1.15             0             0         0.50%          2.7%
12/31/2015          1.12             0             0         0.50%          1.4%
12/31/2014          1.10             0             0         0.50%          7.6%
12/31/2013          1.03             0             0         0.50%          2.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.25%         21.5%
12/31/2016          1.16             0             0         0.25%          3.0%
12/31/2015          1.13             0             0         0.25%          1.7%
12/31/2014          1.11             0             0         0.25%          7.9%
12/31/2013          1.03             0             0         0.25%          2.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0   $         0         0.00%         21.8%
12/31/2016          1.17             0             0         0.00%          3.2%
12/31/2015          1.13             0             0         0.00%          1.9%
12/31/2014          1.11             0             0         0.00%          8.2%
12/31/2013          1.03             0             0         0.00%          2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              AMERICAN CENTURY VALUE INVESTOR CLASS - 025076506

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     2,114,422   $    2,016,936          234,513
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (22,561)
                                     ----------------
Net assets                           $     2,091,861
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,091,861       1,093,382  $          1.91
Band 100                                         --              --             1.94
Band 75                                          --              --             1.97
Band 50                                          --              --             2.00
Band 25                                          --              --             2.02
Band 0                                           --              --             2.05
                                    ---------------  --------------
 Total                              $     2,091,861       1,093,382
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         30,280
Mortality & expense charges                                                          (25,034)
                                                                            -----------------
Net investment income (loss)                                                           5,246
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              45,501
Realized gain distributions                                                          107,658
Net change in unrealized appreciation (depreciation)                                 (19,190)
                                                                            -----------------
Net gain (loss)                                                                      133,969
                                                                            -----------------
Increase (decrease) in net assets from operations                           $        139,215
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,246   $          7,933
Net realized gain (loss)                                           45,501            (11,234)
Realized gain distributions                                       107,658             35,875
Net change in unrealized appreciation (depreciation)              (19,190)           276,291
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 139,215            308,865
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          423,715            576,523
Cost of units redeemed                                           (642,314)          (316,168)
Account charges                                                       (82)              (126)
                                                         -----------------  -----------------
Increase (decrease)                                              (218,681)           260,229
                                                         -----------------  -----------------
Net increase (decrease)                                           (79,466)           569,094
Net assets, beginning                                           2,171,327          1,602,233
                                                         -----------------  -----------------
Net assets, ending                                       $      2,091,861   $      2,171,327
                                                         =================  =================

Units sold                                                        229,907            351,979
Units redeemed                                                   (352,325)          (201,362)
                                                         -----------------  -----------------
Net increase (decrease)                                          (122,418)           150,617
Units outstanding, beginning                                    1,215,800          1,065,183
                                                         -----------------  -----------------
Units outstanding, ending                                       1,093,382          1,215,800
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      3,103,403
Cost of units redeemed/account charges                                            (1,542,714)
Net investment income (loss)                                                          23,720
Net realized gain (loss)                                                              64,625
Realized gain distributions                                                          345,341
Net change in unrealized appreciation (depreciation)                                  97,486
                                                                            -----------------
Net assets                                                                  $      2,091,861
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91         1,093   $     2,092         1.25%          7.1%
12/31/2016          1.79         1,216         2,171         1.25%         18.7%
12/31/2015          1.50         1,065         1,602         1.25%         -5.5%
12/31/2014          1.59         1,143         1,820         1.25%         11.5%
12/31/2013          1.43             0             0         1.25%         29.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94             0   $         0         1.00%          7.4%
12/31/2016          1.81             0             0         1.00%         19.0%
12/31/2015          1.52             0             0         1.00%         -5.3%
12/31/2014          1.60             0             0         1.00%         11.8%
12/31/2013          1.43             0             0         1.00%         29.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.97             0   $         0         0.75%          7.7%
12/31/2016          1.83             0             0         0.75%         19.3%
12/31/2015          1.53             0             0         0.75%         -5.1%
12/31/2014          1.61             0             0         0.75%         12.0%
12/31/2013          1.44             0             0         0.75%         30.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00             0   $         0         0.50%          7.9%
12/31/2016          1.85             0             0         0.50%         19.6%
12/31/2015          1.55             0             0         0.50%         -4.8%
12/31/2014          1.62             0             0         0.50%         12.3%
12/31/2013          1.45             0             0         0.50%         30.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.02             0   $         0         0.25%          8.2%
12/31/2016          1.87             0             0         0.25%         19.9%
12/31/2015          1.56             0             0         0.25%         -4.6%
12/31/2014          1.63             0             0         0.25%         12.6%
12/31/2013          1.45             0             0         0.25%         30.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05             0   $         0         0.00%          8.5%
12/31/2016          1.89             0             0         0.00%         20.2%
12/31/2015          1.57             0             0         0.00%         -4.3%
12/31/2014          1.64             0             0         0.00%         12.9%
12/31/2013          1.46             0             0         0.00%         31.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        1.6%
    2015        1.5%
    2014        2.7%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY INCOME & GROWTH INVESTOR CLASS - 02507M303

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     5,452,023   $    4,991,048          138,382
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (13,577)
                                     ----------------
Net assets                           $     5,438,446
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,438,446       2,385,746  $          2.28
Band 100                                         --              --             2.36
Band 75                                          --              --             2.45
Band 50                                          --              --             2.54
Band 25                                          --              --             2.63
Band 0                                           --              --             2.88
                                    ---------------  --------------
 Total                              $     5,438,446       2,385,746
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       125,567
Mortality & expense charges                                                         (67,204)
                                                                            ----------------
Net investment income (loss)                                                         58,363
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            115,716
Realized gain distributions                                                         354,376
Net change in unrealized appreciation (depreciation)                                417,099
                                                                            ----------------
Net gain (loss)                                                                     887,191
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       945,554
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS


                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         58,363   $         45,733
Net realized gain (loss)                                          115,716            (37,659)
Realized gain distributions                                       354,376             88,074
Net change in unrealized appreciation (depreciation)              417,099            215,666
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 945,554            311,814
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          611,387          4,694,271
Cost of units redeemed                                         (1,680,977)          (813,204)
Account charges                                                    (1,064)              (242)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,070,654)         3,880,825
                                                         -----------------  -----------------
Net increase (decrease)                                          (125,100)         4,192,639
Net assets, beginning                                           5,563,546          1,370,907
                                                         -----------------  -----------------
Net assets, ending                                       $      5,438,446   $      5,563,546
                                                         =================  =================

Units sold                                                        298,761          2,576,451
Units redeemed                                                   (820,551)          (472,479)
                                                         -----------------  -----------------
Net increase (decrease)                                          (521,790)         2,103,972
Units outstanding, beginning                                    2,907,536            803,564
                                                         -----------------  -----------------
Units outstanding, ending                                       2,385,746          2,907,536
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      8,362,277
Cost of units redeemed/account charges                                            (4,186,285)
Net investment income (loss)                                                         132,983
Net realized gain (loss)                                                              65,984
Realized gain distributions                                                          602,512
Net change in unrealized appreciation (depreciation)                                 460,975
                                                                            -----------------
Net assets                                                                  $      5,438,446
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.28         2,386   $     5,438         1.25%         19.1%
12/31/2016          1.91         2,908         5,564         1.25%         12.2%
12/31/2015          1.71           804         1,371         1.25%         -6.8%
12/31/2014          1.83           121           222         1.25%         11.1%
12/31/2013          1.65           134           221         1.25%         34.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.36             0   $         0         1.00%         19.4%
12/31/2016          1.98             0             0         1.00%         12.4%
12/31/2015          1.76             0             0         1.00%         -6.6%
12/31/2014          1.88             0             0         1.00%         11.4%
12/31/2013          1.69             0             0         1.00%         34.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.45             0   $         0         0.75%         19.7%
12/31/2016          2.04             0             0         0.75%         12.7%
12/31/2015          1.81             0             0         0.75%         -6.4%
12/31/2014          1.94             0             0         0.75%         11.7%
12/31/2013          1.73             0             0         0.75%         34.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.54             0   $         0         0.50%         20.0%
12/31/2016          2.11             0             0         0.50%         13.0%
12/31/2015          1.87             0             0         0.50%         -6.1%
12/31/2014          1.99             0             0         0.50%         12.0%
12/31/2013          1.78             0             0         0.50%         35.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.63             0   $         0         0.25%         20.3%
12/31/2016          2.18             0             0         0.25%         13.3%
12/31/2015          1.93             0             0         0.25%         -5.9%
12/31/2014          2.05             0             0         0.25%         12.2%
12/31/2013          1.83             0             0         0.25%         35.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.88             0   $         0         0.00%         20.6%
12/31/2016          2.39             0             0         0.00%         13.6%
12/31/2015          2.11             0             0         0.00%         -5.7%
12/31/2014          2.23             0             0         0.00%         12.5%
12/31/2013          1.98             0             0         0.00%         35.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.3%
    2016        2.4%
    2015        3.3%
    2014        2.1%
    2013        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 AMERICAN CENTURY VALUE A CLASS - 025076803

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         60,665  $        58,235            6,805
                                                       ===============  ===============
Receivables: investments sold                      42
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         60,707
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       60,707          32,131  $          1.89
Band 100                                        --              --             1.92
Band 75                                         --              --             1.94
Band 50                                         --              --             1.97
Band 25                                         --              --             2.00
Band 0                                          --              --             2.03
                                    --------------  --------------
 Total                              $       60,707          32,131
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            700
Mortality & expense charges                                                              (684)
                                                                             -----------------
Net investment income (loss)                                                               16
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  112
Realized gain distributions                                                             3,272
Net change in unrealized appreciation (depreciation)                                      444
                                                                             -----------------
Net gain (loss)                                                                         3,828
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          3,844
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $             16   $            110
Net realized gain (loss)                                               112                (52)
Realized gain distributions                                          3,272                870
Net change in unrealized appreciation (depreciation)                   444              4,172
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    3,844              5,100
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             5,655             24,403
Cost of units redeemed                                              (1,440)              (502)
Account charges                                                        (15)                (2)
                                                          -----------------  -----------------
Increase (decrease)                                                  4,200             23,899
                                                          -----------------  -----------------
Net increase (decrease)                                              8,044             28,999
Net assets, beginning                                               52,663             23,664
                                                          -----------------  -----------------
Net assets, ending                                        $         60,707   $         52,663
                                                          =================  =================

Units sold                                                           3,151             14,269
Units redeemed                                                        (807)              (334)
                                                          -----------------  -----------------
Net increase (decrease)                                              2,344             13,935
Units outstanding, beginning                                        29,787             15,852
                                                          -----------------  -----------------
Units outstanding, ending                                           32,131             29,787
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         74,087
Cost of units redeemed/account charges                                                (25,268)
Net investment income (loss)                                                              245
Net realized gain (loss)                                                                  927
Realized gain distributions                                                             8,286
Net change in unrealized appreciation (depreciation)                                    2,430
                                                                             -----------------
Net assets                                                                   $         60,707
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89            32  $         61         1.25%          6.9%
12/31/2016          1.77            30            53         1.25%         18.4%
12/31/2015          1.49            16            24         1.25%         -5.8%
12/31/2014          1.58            28            45         1.25%         11.4%
12/31/2013          1.42            26            37         1.25%         29.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.92             0   $         0         1.00%          7.1%
12/31/2016          1.79             0             0         1.00%         18.7%
12/31/2015          1.51             0             0         1.00%         -5.5%
12/31/2014          1.59             0             0         1.00%         11.6%
12/31/2013          1.43             0             0         1.00%         29.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94             0   $         0         0.75%          7.4%
12/31/2016          1.81             0             0         0.75%         19.0%
12/31/2015          1.52             0             0         0.75%         -5.3%
12/31/2014          1.60             0             0         0.75%         11.9%
12/31/2013          1.43             0             0         0.75%         29.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.97             0   $         0         0.50%          7.7%
12/31/2016          1.83             0             0         0.50%         19.3%
12/31/2015          1.53             0             0         0.50%         -5.0%
12/31/2014          1.62             0             0         0.50%         12.2%
12/31/2013          1.44             0             0         0.50%         30.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00             0   $         0         0.25%          7.9%
12/31/2016          1.85             0             0         0.25%         19.6%
12/31/2015          1.55             0             0         0.25%         -4.8%
12/31/2014          1.63             0             0         0.25%         12.5%
12/31/2013          1.45             0             0         0.25%         30.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.03             0   $         0         0.00%          8.2%
12/31/2016          1.87             0             0         0.00%         19.9%
12/31/2015          1.56             0             0         0.00%         -4.6%
12/31/2014          1.64             0             0         0.00%         12.8%
12/31/2013          1.45             0             0         0.00%         30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        1.2%
    2015        1.4%
    2014        1.3%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        AMERICAN CENTURY INFLATION-ADJUSTED BOND A CLASS - 025081829

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     3,609,345   $    3,669,384          308,887
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (20,074)
                                     ----------------
Net assets                           $     3,589,271
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,421,186       2,505,306  $          1.37
Band 100                                    168,085         118,964             1.41
Band 75                                          --              --             1.46
Band 50                                          --              --             1.51
Band 25                                          --              --             1.56
Band 0                                           --              --             1.62
                                    ---------------  --------------
 Total                              $     3,589,271       2,624,270
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         70,685
Mortality & expense charges                                                           (48,169)
                                                                             -----------------
Net investment income (loss)                                                           22,516
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (71,933)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  115,270
                                                                             -----------------
Net gain (loss)                                                                        43,337
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         65,853
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         22,516   $         20,606
Net realized gain (loss)                                          (71,933)           (60,161)
Realized gain distributions                                            --              6,428
Net change in unrealized appreciation (depreciation)              115,270            228,736
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  65,853            195,609
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,119,471          1,404,935
Cost of units redeemed                                         (2,602,434)        (2,488,331)
Account charges                                                    (1,731)            (2,543)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,484,694)        (1,085,939)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,418,841)          (890,330)
Net assets, beginning                                           5,008,112          5,898,442
                                                         -----------------  -----------------
Net assets, ending                                       $      3,589,271   $      5,008,112
                                                         =================  =================

Units sold                                                        878,058          1,045,689
Units redeemed                                                 (1,972,190)        (1,776,360)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,094,132)          (730,671)
Units outstanding, beginning                                    3,718,402          4,449,073
                                                         -----------------  -----------------
Units outstanding, ending                                       2,624,270          3,718,402
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    47,448,145
Cost of units redeemed/account charges                                          (45,495,589)
Net investment income (loss)                                                        878,935
Net realized gain (loss)                                                            139,923
Realized gain distributions                                                         677,896
Net change in unrealized appreciation (depreciation)                                (60,039)
                                                                            ----------------
Net assets                                                                  $     3,589,271
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37         2,505   $     3,421         1.25%          1.6%
12/31/2016          1.34         3,527         4,742         1.25%          3.1%
12/31/2015          1.30         3,764         4,909         1.25%         -3.5%
12/31/2014          1.35         5,057         6,837         1.25%          1.1%
12/31/2013          1.34         7,830        10,471         1.25%        -10.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41           119   $       168         1.00%          1.8%
12/31/2016          1.39           192           266         1.00%          3.3%
12/31/2015          1.34           269           362         1.00%         -3.3%
12/31/2014          1.39           230           320         1.00%          1.3%
12/31/2013          1.37            38            52         1.00%        -10.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0   $         0         0.75%          2.1%
12/31/2016          1.43             0             0         0.75%          3.6%
12/31/2015          1.38             0             0         0.75%         -3.0%
12/31/2014          1.43             0             0         0.75%          1.6%
12/31/2013          1.40             0             0         0.75%        -10.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.51             0   $         0         0.50%          2.3%
12/31/2016          1.48             0             0         0.50%          3.9%
12/31/2015          1.42             0             0         0.50%         -2.8%
12/31/2014          1.46             0             0         0.50%          1.9%
12/31/2013          1.44             0             0         0.50%         -9.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.56             0   $         0         0.25%          2.6%
12/31/2016          1.53             0             0         0.25%          4.1%
12/31/2015          1.47             0             0         0.25%         -2.6%
12/31/2014          1.50             0             0         0.25%          2.1%
12/31/2013          1.47             0             0         0.25%         -9.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.62             0   $         0         0.00%          2.8%
12/31/2016          1.57             0             0         0.00%          4.4%
12/31/2015          1.51           416           627         0.00%         -2.3%
12/31/2014          1.54           451           697         0.00%          2.4%
12/31/2013          1.51           938         1,415         0.00%         -9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        1.6%
    2015        0.6%
    2014        1.2%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY VP CAPITAL APPRECIATION FUND I CLASS - 024936304

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $   13,063,312   $    12,177,419          856,516
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (189,865)
                                     ---------------
Net assets                           $   12,873,447
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   12,873,447        2,754,260  $         4.67
Band 100                                        --               --            4.84
Band 75                                         --               --            5.02
Band 50                                         --               --            5.20
Band 25                                         --               --            5.39
Band 0                                          --               --            5.59
                                    --------------  ---------------
 Total                              $   12,873,447        2,754,260
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                        (159,158)
                                                                            ----------------
Net investment income (loss)                                                       (159,158)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            170,863
Realized gain distributions                                                       1,553,694
Net change in unrealized appreciation (depreciation)                                786,101
                                                                            ----------------
Net gain (loss)                                                                   2,510,658
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,351,500
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (159,158)  $       (171,978)
Net realized gain (loss)                                          170,863            (73,251)
Realized gain distributions                                     1,553,694          1,427,581
Net change in unrealized appreciation (depreciation)              786,101           (911,953)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,351,500            270,399
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,198,293          2,316,988
Cost of units redeemed                                         (2,762,988)        (5,573,744)
Account charges                                                    (5,321)            (4,423)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,570,016)        (3,261,179)
                                                         -----------------  -----------------
Net increase (decrease)                                           781,484         (2,990,780)
Net assets, beginning                                          12,091,963         15,082,743
                                                         -----------------  -----------------
Net assets, ending                                       $     12,873,447   $     12,091,963
                                                         =================  =================

Units sold                                                        322,066            653,659
Units redeemed                                                   (679,610)        (1,499,019)
                                                         -----------------  -----------------
Net increase (decrease)                                          (357,544)          (845,360)
Units outstanding, beginning                                    3,111,804          3,957,164
                                                         -----------------  -----------------
Units outstanding, ending                                       2,754,260          3,111,804
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     68,283,348
Cost of units redeemed/account charges                                           (68,732,802)
Net investment income (loss)                                                      (2,133,266)
Net realized gain (loss)                                                           1,975,407
Realized gain distributions                                                       12,594,867
Net change in unrealized appreciation (depreciation)                                 885,893
                                                                            -----------------
Net assets                                                                  $     12,873,447
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1994
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.67         2,754   $    12,873         1.25%         20.3%
12/31/2016          3.89         3,112        12,092         1.25%          2.0%
12/31/2015          3.81         3,957        15,083         1.25%          0.7%
12/31/2014          3.79         4,201        15,908         1.25%          6.8%
12/31/2013          3.55         4,640        16,449         1.25%         29.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.84             0   $         0         1.00%         20.6%
12/31/2016          4.02             0             0         1.00%          2.2%
12/31/2015          3.93             0             0         1.00%          0.9%
12/31/2014          3.89             0             0         1.00%          7.1%
12/31/2013          3.64             0             0         1.00%         29.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.02             0   $         0         0.75%         20.9%
12/31/2016          4.15             0             0         0.75%          2.5%
12/31/2015          4.05             0             0         0.75%          1.2%
12/31/2014          4.01             0             0         0.75%          7.3%
12/31/2013          3.73             0             0         0.75%         29.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.20             0   $         0         0.50%         21.2%
12/31/2016          4.29             0             0         0.50%          2.7%
12/31/2015          4.18             0             0         0.50%          1.4%
12/31/2014          4.12             0             0         0.50%          7.6%
12/31/2013          3.83             0             0         0.50%         30.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.39             0   $         0         0.25%         21.5%
12/31/2016          4.44             0             0         0.25%          3.0%
12/31/2015          4.31             0             0         0.25%          1.7%
12/31/2014          4.24             0             0         0.25%          7.9%
12/31/2013          3.93             0             0         0.25%         30.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.59             0   $         0         0.00%         21.8%
12/31/2016          4.59             0             0         0.00%          3.2%
12/31/2015          4.44             0             0         0.00%          1.9%
12/31/2014          4.36             0             0         0.00%          8.1%
12/31/2013          4.03             0             0         0.00%         30.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY INTERNATIONAL BOND INVESTOR CLASS - 025082108

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $           540  $           537               40
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $           540
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           540             561  $         0.96
Band 100                                        --              --            0.98
Band 75                                         --              --            1.01
Band 50                                         --              --            1.03
Band 25                                         --              --            1.05
Band 0                                          --              --            1.08
                                   ---------------  --------------
 Total                             $           540             561
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $              --
Mortality & expense charges                                                                   (6)
                                                                               ------------------
Net investment income (loss)                                                                  (6)
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                    1
Net change in unrealized appreciation (depreciation)                                          44
                                                                               ------------------
Net gain (loss)                                                                               44
                                                                               ------------------

Increase (decrease) in net assets from operations                              $              38
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             (6)  $             (4)
Net realized gain (loss)                                               (1)                --
Realized gain distributions                                             1                 --
Net change in unrealized appreciation (depreciation)                   44                 (5)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                      38                 (9)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                               98                 98
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                                    98                 98
                                                         -----------------  -----------------
Net increase (decrease)                                               136                 89
Net assets, beginning                                                 404                315
                                                         -----------------  -----------------
Net assets, ending                                       $            540   $            404
                                                         =================  =================

Units sold                                                            103                104
Units redeemed                                                         --                 --
                                                         -----------------  -----------------
Net increase (decrease)                                               103                104
Units outstanding, beginning                                          458                354
                                                         -----------------  -----------------
Units outstanding, ending                                             561                458
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        159,955
Cost of units redeemed/account charges                                                (155,654)
Net investment income (loss)                                                            (1,850)
Net realized gain (loss)                                                                (1,922)
Realized gain distributions                                                                  8
Net change in unrealized appreciation (depreciation)                                         3
                                                                              -----------------
Net assets                                                                    $            540
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.96             1   $         1         1.25%          9.0%
12/31/2016          0.88             0             0         1.25%         -1.0%
12/31/2015          0.89             0             0         1.25%         -8.1%
12/31/2014          0.97             0             0         1.25%         -4.1%
12/31/2013          1.01           137           139         1.25%         -6.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.98             0   $         0         1.00%          9.3%
12/31/2016          0.90             0             0         1.00%         -0.7%
12/31/2015          0.91             0             0         1.00%         -7.8%
12/31/2014          0.98             0             0         1.00%         -3.9%
12/31/2013          1.02             0             0         1.00%         -6.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          9.6%
12/31/2016          0.92             0             0         0.75%         -0.5%
12/31/2015          0.92             0             0         0.75%         -7.6%
12/31/2014          1.00             0             0         0.75%         -3.7%
12/31/2013          1.04             0             0         0.75%         -5.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.50%          9.9%
12/31/2016          0.94             0             0         0.50%         -0.2%
12/31/2015          0.94             0             0         0.50%         -7.4%
12/31/2014          1.01             0             0         0.50%         -3.4%
12/31/2013          1.05             0             0         0.50%         -5.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.25%         10.1%
12/31/2016          0.96             0             0         0.25%          0.0%
12/31/2015          0.96             0             0         0.25%         -7.2%
12/31/2014          1.03             0             0         0.25%         -3.2%
12/31/2013          1.06             0             0         0.25%         -5.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.00%         10.4%
12/31/2016          0.98             0             0         0.00%          0.3%
12/31/2015          0.97             0             0         0.00%         -6.9%
12/31/2014          1.05             0             0         0.00%         -2.9%
12/31/2013          1.08             0             0         0.00%         -5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY INTERNATIONAL BOND A CLASS - 025082207

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         1,025  $         1,055               78
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         1,025
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         1,025            1,089  $         0.94
Band 100                                         --               --            0.96
Band 75                                          --               --            0.98
Band 50                                          --               --            1.01
Band 25                                          --               --            1.03
Band 0                                           --               --            1.05
                                    ---------------  ---------------
 Total                              $         1,025            1,089
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                               (10)
                                                                             -----------------
Net investment income (loss)                                                              (10)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                   --
Realized gain distributions                                                                 3
Net change in unrealized appreciation (depreciation)                                       80
                                                                             -----------------
Net gain (loss)                                                                            83
                                                                             -----------------

Increase (decrease) in net assets from operations                            $             73
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (10)  $             (8)
Net realized gain (loss)                                               --                (15)
Realized gain distributions                                             3                 --
Net change in unrealized appreciation (depreciation)                   80                  8
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                      73                (15)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              222                106
Cost of units redeemed                                                 --                (67)
Account charges                                                        (3)                (4)
                                                         -----------------  -----------------
Increase (decrease)                                                   219                 35
                                                         -----------------  -----------------
Net increase (decrease)                                               292                 20
Net assets, beginning                                                 733                713
                                                         -----------------  -----------------
Net assets, ending                                       $          1,025   $            733
                                                         =================  =================

Units sold                                                            246                114
Units redeemed                                                         (4)               (81)
                                                         -----------------  -----------------
Net increase (decrease)                                               242                 33
Units outstanding, beginning                                          847                814
                                                         -----------------  -----------------
Units outstanding, ending                                           1,089                847
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $           2,092
Cost of units redeemed/account charges                                                   (1,020)
Net investment income (loss)                                                                 (6)
Net realized gain (loss)                                                                    (37)
Realized gain distributions                                                                  26
Net change in unrealized appreciation (depreciation)                                        (30)
                                                                              ------------------
Net assets                                                                    $           1,025
                                                                              ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.94             1   $         1         1.25%          8.8%
12/31/2016          0.87             1             1         1.25%         -1.2%
12/31/2015          0.88             1             1         1.25%         -8.4%
12/31/2014          0.96             1             1         1.25%         -4.3%
12/31/2013          1.00             1             1         1.25%         -6.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.96             0   $         0         1.00%          9.1%
12/31/2016          0.88             0             0         1.00%         -1.0%
12/31/2015          0.89             0             0         1.00%         -8.1%
12/31/2014          0.97             0             0         1.00%         -4.1%
12/31/2013          1.01             0             0         1.00%         -6.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.98             0   $         0         0.75%          9.3%
12/31/2016          0.90             0             0         0.75%         -0.7%
12/31/2015          0.91             0             0         0.75%         -7.9%
12/31/2014          0.99             0             0         0.75%         -3.8%
12/31/2013          1.02             0             0         0.75%         -6.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          9.6%
12/31/2016          0.92             0             0         0.50%         -0.5%
12/31/2015          0.92             0             0         0.50%         -7.7%
12/31/2014          1.00             0             0         0.50%         -3.6%
12/31/2013          1.04             0             0         0.50%         -5.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.25%          9.9%
12/31/2016          0.94             0             0         0.25%         -0.2%
12/31/2015          0.94             0             0         0.25%         -7.4%
12/31/2014          1.02             0             0         0.25%         -3.4%
12/31/2013          1.05             0             0         0.25%         -5.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.00%         10.1%
12/31/2016          0.96             0             0         0.00%          0.0%
12/31/2015          0.96             0             0         0.00%         -7.2%
12/31/2014          1.03             0             0         0.00%         -3.1%
12/31/2013          1.06             0             0         0.00%         -5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        1.4%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
AMERICAN CENTURY INTERNATIONAL DISCOVERY INVESTOR CLASS - 025086505 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.08
Band 100                                        --              --            1.11
Band 75                                         --              --            1.14
Band 50                                         --              --            1.17
Band 25                                         --              --            1.20
Band 0                                          --              --            1.23
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $          3,496
Cost of units redeemed/account charges                                                  (3,478)
Net investment income (loss)                                                               (52)
Net realized gain (loss)                                                                    34
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                        --
                                                                              -----------------
Net assets                                                                    $             --
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         1.25%         38.8%
12/31/2016          0.78             0             0         1.25%         -6.6%
12/31/2015          0.83             0             0         1.25%          5.3%
12/31/2014          0.79             0             0         1.25%         -7.3%
12/31/2013          0.86             0             0         1.25%         27.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%         39.1%
12/31/2016          0.80             0             0         1.00%         -6.4%
12/31/2015          0.85             0             0         1.00%          5.5%
12/31/2014          0.81             0             0         1.00%         -7.1%
12/31/2013          0.87             0             0         1.00%         28.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.75%         39.5%
12/31/2016          0.82             0             0         0.75%         -6.1%
12/31/2015          0.87             0             0         0.75%          5.8%
12/31/2014          0.82             0             0         0.75%         -6.9%
12/31/2013          0.88             0             0         0.75%         28.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.50%         39.8%
12/31/2016          0.84             0             0         0.50%         -5.9%
12/31/2015          0.89             0             0         0.50%          6.1%
12/31/2014          0.84             0             0         0.50%         -6.6%
12/31/2013          0.90             0             0         0.50%         28.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.25%         40.2%
12/31/2016          0.85             0             0         0.25%         -5.7%
12/31/2015          0.91             0             0         0.25%          6.3%
12/31/2014          0.85             0             0         0.25%         -6.4%
12/31/2013          0.91             0             0         0.25%         29.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.00%         40.5%
12/31/2016          0.87             0             0         0.00%         -5.4%
12/31/2015          0.92             0             0         0.00%          6.6%
12/31/2014          0.87             0             0         0.00%         -6.2%
12/31/2013          0.92             0             0         0.00%         29.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        AMERICAN CENTURY INTERNATIONAL DISCOVERY A CLASS - 025086802

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        28,330   $        19,150            1,602
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,789)
                                     ----------------
Net assets                           $        26,541
                                     ================

                                                         UNITS       ACCUMULATION
                                      NET ASSETS     OUTSTANDING      UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       26,541          25,143  $          1.06
Band 100                                        --              --             1.08
Band 75                                         --              --             1.11
Band 50                                         --              --             1.14
Band 25                                         --              --             1.17
Band 0                                          --              --             1.20
                                    --------------  --------------
 Total                              $       26,541          25,143
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (305)
                                                                             -----------------
Net investment income (loss)                                                             (305)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  448
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    7,646
                                                                             -----------------
Net gain (loss)                                                                         8,094
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          7,789
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (305)  $           (194)
Net realized gain (loss)                                              448                984
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                7,646             (2,103)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   7,789             (1,313)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            2,046              5,660
Cost of units redeemed                                             (3,604)            (6,209)
Account charges                                                        (2)                (3)
                                                         -----------------  -----------------
Increase (decrease)                                                (1,560)              (552)
                                                         -----------------  -----------------
Net increase (decrease)                                             6,229             (1,865)
Net assets, beginning                                              20,312             22,177
                                                         -----------------  -----------------
Net assets, ending                                       $         26,541   $         20,312
                                                         =================  =================

Units sold                                                          2,249              7,257
Units redeemed                                                     (3,731)            (7,714)
                                                         -----------------  -----------------
Net increase (decrease)                                            (1,482)              (457)
Units outstanding, beginning                                       26,625             27,082
                                                         -----------------  -----------------
Units outstanding, ending                                          25,143             26,625
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        268,468
Cost of units redeemed/account charges                                              (277,152)
Net investment income (loss)                                                          (6,624)
Net realized gain (loss)                                                              32,669
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                   9,180
                                                                            -----------------
Net assets                                                                  $         26,541
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06            25   $        27         1.25%         38.4%
12/31/2016          0.76            27            20         1.25%         -6.8%
12/31/2015          0.82            27            22         1.25%          5.0%
12/31/2014          0.78            26            20         1.25%         -7.6%
12/31/2013          0.84            94            79         1.25%         27.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         1.00%         38.7%
12/31/2016          0.78             0             0         1.00%         -6.6%
12/31/2015          0.84             0             0         1.00%          5.3%
12/31/2014          0.79             0             0         1.00%         -7.4%
12/31/2013          0.86             0             0         1.00%         27.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.75%         39.1%
12/31/2016          0.80             0             0         0.75%         -6.4%
12/31/2015          0.85             0             0         0.75%          5.6%
12/31/2014          0.81             0             0         0.75%         -7.2%
12/31/2013          0.87             0             0         0.75%         28.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.50%         39.4%
12/31/2016          0.82             0             0         0.50%         -6.1%
12/31/2015          0.87             0             0         0.50%          5.8%
12/31/2014          0.82             0             0         0.50%         -6.9%
12/31/2013          0.88             0             0         0.50%         28.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.25%         39.8%
12/31/2016          0.84             0             0         0.25%         -5.9%
12/31/2015          0.89             0             0         0.25%          6.1%
12/31/2014          0.84             0             0         0.25%         -6.7%
12/31/2013          0.90             0             0         0.25%         28.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.00%         40.1%
12/31/2016          0.86             0             0         0.00%         -5.7%
12/31/2015          0.91             0             0         0.00%          6.3%
12/31/2014          0.85             0             0         0.00%         -6.5%
12/31/2013          0.91             0             0         0.00%         29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.3%
    2015        0.0%
    2014        0.2%
    2013        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY INTERNATIONAL GROWTH INVESTOR CLASS - 025086109

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $     2,977,945  $     2,642,840          239,919
                                                      ===============  ===============
Receivables: investments sold                205,786
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     3,183,731
                                     ===============

                                                         UNITS       ACCUMULATION
                                      NET ASSETS      OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    3,183,731         923,488  $          3.45
Band 100                                        --              --             3.57
Band 75                                         --              --             3.70
Band 50                                         --              --             3.84
Band 25                                         --              --             3.98
Band 0                                          --              --             4.64
                                    --------------  --------------
 Total                              $    3,183,731         923,488
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        36,619
Mortality & expense charges                                                         (50,843)
                                                                            ----------------
Net investment income (loss)                                                        (14,224)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            250,052
Realized gain distributions                                                         169,660
Net change in unrealized appreciation (depreciation)                                632,836
                                                                            ----------------
Net gain (loss)                                                                   1,052,548
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,038,324
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (14,224)  $        (24,991)
Net realized gain (loss)                                          250,052            (43,245)
Realized gain distributions                                       169,660                 --
Net change in unrealized appreciation (depreciation)              632,836           (175,763)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,038,324           (243,999)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          855,160          1,287,037
Cost of units redeemed                                         (2,448,785)          (359,018)
Account charges                                                    (4,745)            (2,918)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,598,370)           925,101
                                                         -----------------  -----------------
Net increase (decrease)                                          (560,046)           681,102
Net assets, beginning                                           3,743,777          3,062,675
                                                         -----------------  -----------------
Net assets, ending                                       $      3,183,731   $      3,743,777
                                                         =================  =================

Units sold                                                        279,991          1,064,746
Units redeemed                                                   (761,822)          (729,212)
                                                         -----------------  -----------------
Net increase (decrease)                                          (481,831)           335,534
Units outstanding, beginning                                    1,405,319          1,069,785
                                                         -----------------  -----------------
Units outstanding, ending                                         923,488          1,405,319
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    11,063,572
Cost of units redeemed/account charges                                           (9,567,478)
Net investment income (loss)                                                        (68,633)
Net realized gain (loss)                                                            743,690
Realized gain distributions                                                         677,475
Net change in unrealized appreciation (depreciation)                                335,105
                                                                            ----------------
Net assets                                                                  $     3,183,731
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.45           923   $     3,184         1.25%         29.4%
12/31/2016          2.66         1,405         3,744         1.25%         -6.9%
12/31/2015          2.86         1,070         3,063         1.25%         -0.7%
12/31/2014          2.88         1,160         3,343         1.25%         -6.5%
12/31/2013          3.08           831         2,562         1.25%         21.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.57             0   $         0         1.00%         29.7%
12/31/2016          2.75             0             0         1.00%         -6.7%
12/31/2015          2.95             0             0         1.00%         -0.4%
12/31/2014          2.96             0             0         1.00%         -6.3%
12/31/2013          3.16             0             0         1.00%         21.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.70             0   $         0         0.75%         30.1%
12/31/2016          2.85             0             0         0.75%         -6.5%
12/31/2015          3.04             0             0         0.75%         -0.2%
12/31/2014          3.05             0             0         0.75%         -6.0%
12/31/2013          3.25             0             0         0.75%         22.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.84             0   $         0         0.50%         30.4%
12/31/2016          2.94             0             0         0.50%         -6.2%
12/31/2015          3.14             0             0         0.50%          0.1%
12/31/2014          3.14             0             0         0.50%         -5.8%
12/31/2013          3.33             0             0         0.50%         22.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.98             0   $         0         0.25%         30.7%
12/31/2016          3.04             0             0         0.25%         -6.0%
12/31/2015          3.24             0             0         0.25%          0.3%
12/31/2014          3.23             0             0         0.25%         -5.6%
12/31/2013          3.42             0             0         0.25%         22.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.64             0   $         0         0.00%         31.0%
12/31/2016          3.54             0             0         0.00%         -5.8%
12/31/2015          3.76             0             0         0.00%          0.6%
12/31/2014          3.74             0             0         0.00%         -5.3%
12/31/2013          3.95             0             0         0.00%         22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        0.5%
    2015        0.5%
    2014        1.0%
    2013        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY INTERNATIONAL GROWTH A CLASS - 025086406

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,031,969  $       941,583           77,186
                                                       ===============  ===============
Receivables: investments sold                   1,560
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,033,529
                                     ================

                                                         UNITS       ACCUMULATION
                                      NET ASSETS      OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      839,771         316,269  $          2.66
Band 100                                   193,758          70,419             2.75
Band 75                                         --              --             2.85
Band 50                                         --              --             2.95
Band 25                                         --              --             3.06
Band 0                                          --              --             3.19
                                    --------------  --------------
 Total                              $    1,033,529         386,688
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          6,638
Mortality & expense charges                                                            (10,985)
                                                                              -----------------
Net investment income (loss)                                                            (4,347)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,802)
Realized gain distributions                                                             42,517
Net change in unrealized appreciation (depreciation)                                   193,880
                                                                              -----------------
Net gain (loss)                                                                        233,595
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        229,248
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (4,347)  $         (8,313)
Net realized gain (loss)                                            (2,802)           (24,321)
Realized gain distributions                                         42,517                 --
Net change in unrealized appreciation (depreciation)               193,880            (22,022)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  229,248            (54,656)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           100,624            305,244
Cost of units redeemed                                            (109,831)          (158,881)
Account charges                                                       (226)              (127)
                                                          -----------------  -----------------
Increase (decrease)                                                 (9,433)           146,236
                                                          -----------------  -----------------
Net increase (decrease)                                            219,815             91,580
Net assets, beginning                                              813,714            722,134
                                                          -----------------  -----------------
Net assets, ending                                        $      1,033,529   $        813,714
                                                          =================  =================

Units sold                                                          41,565            146,197
Units redeemed                                                     (48,070)           (76,655)
                                                          -----------------  -----------------
Net increase (decrease)                                             (6,505)            69,542
Units outstanding, beginning                                       393,193            323,651
                                                          -----------------  -----------------
Units outstanding, ending                                          386,688            393,193
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,331,024
Cost of units redeemed/account charges                                            (1,586,044)
Net investment income (loss)                                                         (26,102)
Net realized gain (loss)                                                              80,517
Realized gain distributions                                                          143,748
Net change in unrealized appreciation (depreciation)                                  90,386
                                                                            -----------------
Net assets                                                                  $      1,033,529
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.66           316   $       840         1.25%         29.1%
12/31/2016          2.06           320           658         1.25%         -7.2%
12/31/2015          2.22           254           564         1.25%         -0.9%
12/31/2014          2.24           161           360         1.25%         -6.7%
12/31/2013          2.40           261           626         1.25%         21.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.75            70   $       194         1.00%         29.4%
12/31/2016          2.13            73           156         1.00%         -7.0%
12/31/2015          2.29            69           158         1.00%         -0.6%
12/31/2014          2.30            84           194         1.00%         -6.5%
12/31/2013          2.46             0             0         1.00%         21.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.85             0   $         0         0.75%         29.8%
12/31/2016          2.20             0             0         0.75%         -6.7%
12/31/2015          2.36             0             0         0.75%         -0.4%
12/31/2014          2.37             0             0         0.75%         -6.2%
12/31/2013          2.52             0             0         0.75%         21.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.95             0   $         0         0.50%         30.1%
12/31/2016          2.27             0             0         0.50%         -6.5%
12/31/2015          2.43             0             0         0.50%         -0.1%
12/31/2014          2.43             0             0         0.50%         -6.0%
12/31/2013          2.59             0             0         0.50%         21.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.06             0   $         0         0.25%         30.4%
12/31/2016          2.35             0             0         0.25%         -6.3%
12/31/2015          2.51             0             0         0.25%          0.1%
12/31/2014          2.50             0             0         0.25%         -5.8%
12/31/2013          2.66             0             0         0.25%         22.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.19             0   $         0         0.00%         30.7%
12/31/2016          2.44             0             0         0.00%         -6.0%
12/31/2015          2.60             0             0         0.00%          0.4%
12/31/2014          2.59             0             0         0.00%         -5.5%
12/31/2013          2.74             0             0         0.00%         22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        0.2%
    2015        0.4%
    2014        0.7%
    2013        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY LARGE COMPANY VALUE A CLASS - 025076787

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,741,705  $     1,283,068          170,831
                                                       ===============  ===============
Receivables: investments sold                   2,482
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,744,187
                                     ================

                                                         UNITS       ACCUMULATION
                                      NET ASSETS      OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,113,599         418,335  $          2.66
Band 100                                    60,842          22,056             2.76
Band 75                                         --              --             2.86
Band 50                                         --              --             2.96
Band 25                                         --              --             3.07
Band 0                                     569,746         176,505             3.23
                                    --------------  --------------
 Total                              $    1,744,187         616,896
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         26,864
Mortality & expense charges                                                          (15,375)
                                                                            -----------------
Net investment income (loss)                                                          11,489
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              88,872
Realized gain distributions                                                           62,489
Net change in unrealized appreciation (depreciation)                                  (1,986)
                                                                            -----------------
Net gain (loss)                                                                      149,375
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        160,864
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         11,489   $         12,682
Net realized gain (loss)                                           88,872             73,460
Realized gain distributions                                        62,489                 --
Net change in unrealized appreciation (depreciation)               (1,986)           145,209
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 160,864            231,351
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          122,044            152,555
Cost of units redeemed                                           (314,334)          (335,649)
Account charges                                                      (219)              (435)
                                                         -----------------  -----------------
Increase (decrease)                                              (192,509)          (183,529)
                                                         -----------------  -----------------
Net increase (decrease)                                           (31,645)            47,822
Net assets, beginning                                           1,775,832          1,728,010
                                                         -----------------  -----------------
Net assets, ending                                       $      1,744,187   $      1,775,832
                                                         =================  =================

Units sold                                                         49,895             74,333
Units redeemed                                                   (127,291)          (154,666)
                                                         -----------------  -----------------
Net increase (decrease)                                           (77,396)           (80,333)
Units outstanding, beginning                                      694,292            774,625
                                                         -----------------  -----------------
Units outstanding, ending                                         616,896            694,292
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      7,610,339
Cost of units redeemed/account charges                                            (6,524,936)
Net investment income (loss)                                                         140,694
Net realized gain (loss)                                                            (143,412)
Realized gain distributions                                                          202,865
Net change in unrealized appreciation (depreciation)                                 458,637
                                                                            -----------------
Net assets                                                                  $      1,744,187
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.66           418   $     1,114         1.25%          9.4%
12/31/2016          2.43           479         1,166         1.25%         13.7%
12/31/2015          2.14           534         1,143         1.25%         -5.3%
12/31/2014          2.26           451         1,019         1.25%         11.2%
12/31/2013          2.03           545         1,108         1.25%         29.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.76            22   $        61         1.00%          9.6%
12/31/2016          2.52            44           110         1.00%         14.0%
12/31/2015          2.21            74           163         1.00%         -5.1%
12/31/2014          2.32            69           159         1.00%         11.5%
12/31/2013          2.08             0             0         1.00%         29.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.86             0   $         0         0.75%          9.9%
12/31/2016          2.60             0             0         0.75%         14.3%
12/31/2015          2.28             0             0         0.75%         -4.8%
12/31/2014          2.39             0             0         0.75%         11.8%
12/31/2013          2.14             0             0         0.75%         30.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.96             0   $         0         0.50%         10.2%
12/31/2016          2.69             0             0         0.50%         14.6%
12/31/2015          2.35             0             0         0.50%         -4.6%
12/31/2014          2.46             0             0         0.50%         12.0%
12/31/2013          2.19             0             0         0.50%         30.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.07             0   $         0         0.25%         10.5%
12/31/2016          2.78             0             0         0.25%         14.9%
12/31/2015          2.42             0             0         0.25%         -4.3%
12/31/2014          2.53             0             0         0.25%         12.3%
12/31/2013          2.25             0             0         0.25%         30.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.23           177   $       570         0.00%         10.7%
12/31/2016          2.91           171           499         0.00%         15.2%
12/31/2015          2.53           167           423         0.00%         -4.1%
12/31/2014          2.64           162           427         0.00%         12.6%
12/31/2013          2.34           155           363         0.00%         31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.6%
    2015        1.1%
    2014        1.2%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY MID CAP VALUE FUND A CLASS - 025076639

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     7,903,992  $      7,491,903          452,842
                                                      ================  ===============
Receivables: investments sold                 16,215
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     7,920,207
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,817,278       2,370,613  $          3.30
Band 100                                         --              --             3.37
Band 75                                          --              --             3.45
Band 50                                          --              --             3.53
Band 25                                          --              --             3.61
Band 0                                      102,929          27,882             3.69
                                    ---------------  --------------
 Total                              $     7,920,207       2,398,495
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       102,063
Mortality & expense charges                                                         (99,393)
                                                                            ----------------
Net investment income (loss)                                                          2,670
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            376,327
Realized gain distributions                                                         576,671
Net change in unrealized appreciation (depreciation)                               (220,178)
                                                                            ----------------
Net gain (loss)                                                                     732,820
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       735,490
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,670   $          5,389
Net realized gain (loss)                                          376,327            (12,842)
Realized gain distributions                                       576,671            219,682
Net change in unrealized appreciation (depreciation)             (220,178)         1,096,877
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 735,490          1,309,106
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,065,770          3,774,936
Cost of units redeemed                                         (4,237,246)        (2,942,797)
Account charges                                                    (5,831)            (5,735)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,177,307)           826,404
                                                         -----------------  -----------------
Net increase (decrease)                                          (441,817)         2,135,510
Net assets, beginning                                           8,362,024          6,226,514
                                                         -----------------  -----------------
Net assets, ending                                       $      7,920,207   $      8,362,024
                                                         =================  =================

Units sold                                                        990,253          1,384,778
Units redeemed                                                 (1,354,044)        (1,114,958)
                                                         -----------------  -----------------
Net increase (decrease)                                          (363,791)           269,820
Units outstanding, beginning                                    2,762,286          2,492,466
                                                         -----------------  -----------------
Units outstanding, ending                                       2,398,495          2,762,286
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    19,017,960
Cost of units redeemed/account charges                                          (14,887,364)
Net investment income (loss)                                                        (16,667)
Net realized gain (loss)                                                            993,764
Realized gain distributions                                                       2,400,425
Net change in unrealized appreciation (depreciation)                                412,089
                                                                            ----------------
Net assets                                                                  $     7,920,207
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.30         2,371   $     7,817         1.25%          9.9%
12/31/2016          3.00         2,519         7,554         1.25%         21.0%
12/31/2015          2.48         2,285         5,664         1.25%         -3.0%
12/31/2014          2.56         2,611         6,676         1.25%         14.6%
12/31/2013          2.23         2,447         5,459         1.25%         28.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.37             0   $         0         1.00%         10.2%
12/31/2016          3.06             0             0         1.00%         21.3%
12/31/2015          2.52             0             0         1.00%         -2.8%
12/31/2014          2.60             0             0         1.00%         14.9%
12/31/2013          2.26             0             0         1.00%         28.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.45             0   $         0         0.75%         10.5%
12/31/2016          3.12             0             0         0.75%         21.6%
12/31/2015          2.57             0             0         0.75%         -2.5%
12/31/2014          2.64             0             0         0.75%         15.2%
12/31/2013          2.29             0             0         0.75%         28.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.53             0   $         0         0.50%         10.8%
12/31/2016          3.19             0             0         0.50%         21.9%
12/31/2015          2.61             0             0         0.50%         -2.3%
12/31/2014          2.68             0             0         0.50%         15.5%
12/31/2013          2.32             0             0         0.50%         29.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.61             0   $         0         0.25%         11.0%
12/31/2016          3.25             0             0         0.25%         22.2%
12/31/2015          2.66             0             0         0.25%         -2.1%
12/31/2014          2.72             0             0         0.25%         15.7%
12/31/2013          2.35             0             0         0.25%         29.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.69            28   $       103         0.00%         11.3%
12/31/2016          3.32           244           808         0.00%         22.5%
12/31/2015          2.71           208           562         0.00%         -1.8%
12/31/2014          2.76            92           255         0.00%         16.0%
12/31/2013          2.38            78           184         0.00%         29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.1%
    2015        0.9%
    2014        0.9%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY MID CAP VALUE FUND INVESTOR CLASS - 025076654

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    50,839,156   $   46,915,395        2,898,095
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (64,528)
                                     ----------------
Net assets                           $    50,774,628
                                     ================

                                                         UNITS       ACCUMULATION
                                      NET ASSETS      OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   48,200,891      14,285,758  $          3.37
Band 100                                        --              --             3.45
Band 75                                         --              --             3.53
Band 50                                         --              --             3.61
Band 25                                         --              --             3.69
Band 0                                   2,573,737         681,373             3.78
                                    --------------  --------------
 Total                              $   50,774,628      14,967,131
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        764,627
Mortality & expense charges                                                         (583,080)
                                                                            -----------------
Net investment income (loss)                                                         181,547
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,488,623
Realized gain distributions                                                        3,700,923
Net change in unrealized appreciation (depreciation)                                (455,222)
                                                                            -----------------
Net gain (loss)                                                                    4,734,324
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      4,915,871
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        181,547   $        150,391
Net realized gain (loss)                                        1,488,623            270,568
Realized gain distributions                                     3,700,923          1,393,385
Net change in unrealized appreciation (depreciation)             (455,222)         6,203,834
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               4,915,871          8,018,178
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        9,795,956         22,590,509
Cost of units redeemed                                        (16,432,215)        (8,639,590)
Account charges                                                   (28,445)           (32,685)
                                                         -----------------  -----------------
Increase (decrease)                                            (6,664,704)        13,918,234
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,748,833)        21,936,412
Net assets, beginning                                          52,523,461         30,587,049
                                                         -----------------  -----------------
Net assets, ending                                       $     50,774,628   $     52,523,461
                                                         =================  =================

Units sold                                                      3,090,068          8,504,942
Units redeemed                                                 (5,110,166)        (3,552,890)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,020,098)         4,952,052
Units outstanding, beginning                                   16,987,229         12,035,177
                                                         -----------------  -----------------
Units outstanding, ending                                      14,967,131         16,987,229
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     72,410,532
Cost of units redeemed/account charges                                           (37,896,473)
Net investment income (loss)                                                         502,301
Net realized gain (loss)                                                           2,822,433
Realized gain distributions                                                        9,012,074
Net change in unrealized appreciation (depreciation)                               3,923,761
                                                                            -----------------
Net assets                                                                  $     50,774,628
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.37        14,286   $    48,201         1.25%         10.2%
12/31/2016          3.06        15,404        47,164         1.25%         21.3%
12/31/2015          2.52        11,115        28,052         1.25%         -2.8%
12/31/2014          2.60         4,488        11,651         1.25%         14.9%
12/31/2013          2.26         3,152         7,123         1.25%         28.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.45             0   $         0         1.00%         10.5%
12/31/2016          3.12             0             0         1.00%         21.6%
12/31/2015          2.57             0             0         1.00%         -2.5%
12/31/2014          2.64             0             0         1.00%         15.2%
12/31/2013          2.29             0             0         1.00%         28.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.53             0   $         0         0.75%         10.7%
12/31/2016          3.19             0             0         0.75%         21.9%
12/31/2015          2.61             0             0         0.75%         -2.3%
12/31/2014          2.68             0             0         0.75%         15.5%
12/31/2013          2.32             0             0         0.75%         29.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.61             0   $         0         0.50%         11.0%
12/31/2016          3.25             0             0         0.50%         22.2%
12/31/2015          2.66             0             0         0.50%         -2.1%
12/31/2014          2.72             0             0         0.50%         15.8%
12/31/2013          2.35             0             0         0.50%         29.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.69             0   $         0         0.25%         11.3%
12/31/2016          3.32             0             0         0.25%         22.5%
12/31/2015          2.71             0             0         0.25%         -1.8%
12/31/2014          2.76             0             0         0.25%         16.0%
12/31/2013          2.38             0             0         0.25%         29.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.78           681   $     2,574         0.00%         11.6%
12/31/2016          3.39         1,583         5,360         0.00%         22.8%
12/31/2015          2.76           920         2,535         0.00%         -1.6%
12/31/2014          2.80           829         2,320         0.00%         16.3%
12/31/2013          2.41         1,190         2,864         0.00%         29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.5%
    2015        1.0%
    2014        1.1%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO A CLASS - 02507F662

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    37,609,195  $     34,957,473        3,008,103
                                                      ================  ===============
Receivables: investments sold                 22,185
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    37,631,380
                                     ===============

                                                         UNITS       ACCUMULATION
                                      NET ASSETS      OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   32,906,591      17,689,566  $          1.86
Band 100                                 3,348,093       1,761,265             1.90
Band 75                                         --              --             1.94
Band 50                                         --              --             1.99
Band 25                                         --              --             2.03
Band 0                                   1,376,696         664,140             2.07
                                    --------------  --------------
 Total                              $   37,631,380      20,114,971
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       577,596
Mortality & expense charges                                                        (465,163)
                                                                            ----------------
Net investment income (loss)                                                        112,433
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            601,315
Realized gain distributions                                                         468,797
Net change in unrealized appreciation (depreciation)                              2,318,380
                                                                            ----------------
Net gain (loss)                                                                   3,388,492
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     3,500,925
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        112,433   $        (31,849)
Net realized gain (loss)                                          601,315             60,995
Realized gain distributions                                       468,797            737,548
Net change in unrealized appreciation (depreciation)            2,318,380            816,454
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,500,925          1,583,148
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,196,376         12,652,631
Cost of units redeemed                                        (11,221,244)       (12,257,895)
Account charges                                                   (28,924)           (27,486)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,053,792)           367,250
                                                         -----------------  -----------------
Net increase (decrease)                                          (552,867)         1,950,398
Net assets, beginning                                          38,184,247         36,233,849
                                                         -----------------  -----------------
Net assets, ending                                       $     37,631,380   $     38,184,247
                                                         =================  =================

Units sold                                                      4,138,621          8,189,262
Units redeemed                                                 (6,348,500)        (7,998,063)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,209,879)           191,199
Units outstanding, beginning                                   22,324,850         22,133,651
                                                         -----------------  -----------------
Units outstanding, ending                                      20,114,971         22,324,850
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     84,053,521
Cost of units redeemed/account charges                                           (56,819,180)
Net investment income (loss)                                                       1,036,415
Net realized gain (loss)                                                           3,223,196
Realized gain distributions                                                        3,485,706
Net change in unrealized appreciation (depreciation)                               2,651,722
                                                                            -----------------
Net assets                                                                  $     37,631,380
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.86        17,690   $    32,907         1.25%          9.3%
12/31/2016          1.70        19,405        33,032         1.25%          4.4%
12/31/2015          1.63        19,235        31,359         1.25%         -3.0%
12/31/2014          1.68        19,135        32,160         1.25%          5.0%
12/31/2013          1.60        19,623        31,401         1.25%         10.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90         1,761   $     3,348         1.00%          9.6%
12/31/2016          1.74         2,291         3,976         1.00%          4.7%
12/31/2015          1.66         2,301         3,815         1.00%         -2.8%
12/31/2014          1.70         1,882         3,208         1.00%          5.3%
12/31/2013          1.62             0             0         1.00%         11.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94             0   $         0         0.75%          9.8%
12/31/2016          1.77             0             0         0.75%          4.9%
12/31/2015          1.69             0             0         0.75%         -2.5%
12/31/2014          1.73             0             0         0.75%          5.6%
12/31/2013          1.64             0             0         0.75%         11.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.99             0   $         0         0.50%         10.1%
12/31/2016          1.80             0             0         0.50%          5.2%
12/31/2015          1.71             0             0         0.50%         -2.3%
12/31/2014          1.75             0             0         0.50%          5.8%
12/31/2013          1.66             0             0         0.50%         11.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.03             0   $         0         0.25%         10.4%
12/31/2016          1.84             0             0         0.25%          5.5%
12/31/2015          1.74             0             0         0.25%         -2.0%
12/31/2014          1.78             0             0         0.25%          6.1%
12/31/2013          1.68             0             0         0.25%         12.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07           664   $     1,377         0.00%         10.7%
12/31/2016          1.87           628         1,177         0.00%          5.7%
12/31/2015          1.77           598         1,059         0.00%         -1.8%
12/31/2014          1.80         1,561         2,816         0.00%          6.4%
12/31/2013          1.70         1,458         2,474         0.00%         12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.1%
    2015        1.4%
    2014        2.0%
    2013        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO INVESTOR CLASS - 02507F696

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    62,203,448  $     58,684,556        4,970,733
                                                      ================  ===============
Receivables: investments sold                 30,134
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    62,233,582
                                     ===============

                                                         UNITS       ACCUMULATION
                                      NET ASSETS      OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   62,203,377      32,712,209  $          1.90
Band 100                                        --              --             1.94
Band 75                                         --              --             1.99
Band 50                                         --              --             2.03
Band 25                                         --              --             2.07
Band 0                                      30,205          14,255             2.12
                                    --------------  --------------
 Total                              $   62,233,582      32,726,464
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $     1,116,217
Mortality & expense charges                                                        (779,423)
                                                                            ----------------
Net investment income (loss)                                                        336,794
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            927,716
Realized gain distributions                                                         782,855
Net change in unrealized appreciation (depreciation)                              3,853,410
                                                                            ----------------
Net gain (loss)                                                                   5,563,981
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     5,900,775
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        336,794   $        169,735
Net realized gain (loss)                                          927,716             13,614
Realized gain distributions                                       782,855          1,242,527
Net change in unrealized appreciation (depreciation)            3,853,410          1,522,123
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               5,900,775          2,947,999
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       16,517,780         22,207,920
Cost of units redeemed                                        (24,585,445)       (16,879,963)
Account charges                                                   (44,162)           (43,006)
                                                         -----------------  -----------------
Increase (decrease)                                            (8,111,827)         5,284,951
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,211,052)         8,232,950
Net assets, beginning                                          64,444,634         56,211,684
                                                         -----------------  -----------------
Net assets, ending                                       $     62,233,582   $     64,444,634
                                                         =================  =================

Units sold                                                      9,156,198         13,242,353
Units redeemed                                                (13,238,126)        (9,997,318)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,081,928)         3,245,035
Units outstanding, beginning                                   36,808,392         33,563,357
                                                         -----------------  -----------------
Units outstanding, ending                                      32,726,464         36,808,392
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    125,862,424
Cost of units redeemed/account charges                                           (77,586,170)
Net investment income (loss)                                                       2,308,996
Net realized gain (loss)                                                           2,995,589
Realized gain distributions                                                        5,133,851
Net change in unrealized appreciation (depreciation)                               3,518,892
                                                                            -----------------
Net assets                                                                  $     62,233,582
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90        32,712   $    62,203         1.25%          9.6%
12/31/2016          1.74        33,630        58,373         1.25%          4.8%
12/31/2015          1.66        29,400        48,713         1.25%         -2.8%
12/31/2014          1.71        21,710        37,020         1.25%          5.3%
12/31/2013          1.62        21,625        35,024         1.25%         11.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94             0   $         0         1.00%          9.8%
12/31/2016          1.77             0             0         1.00%          5.0%
12/31/2015          1.68             0             0         1.00%         -2.6%
12/31/2014          1.73             0             0         1.00%          5.6%
12/31/2013          1.64             0             0         1.00%         11.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.99             0   $         0         0.75%         10.1%
12/31/2016          1.80             0             0         0.75%          5.3%
12/31/2015          1.71             0             0         0.75%         -2.3%
12/31/2014          1.75             0             0         0.75%          5.8%
12/31/2013          1.66             0             0         0.75%         11.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.03             0   $         0         0.50%         10.4%
12/31/2016          1.84             0             0         0.50%          5.5%
12/31/2015          1.74             0             0         0.50%         -2.1%
12/31/2014          1.78             0             0         0.50%          6.1%
12/31/2013          1.68             0             0         0.50%         12.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07             0   $         0         0.25%         10.6%
12/31/2016          1.87             0             0         0.25%          5.8%
12/31/2015          1.77             0             0         0.25%         -1.9%
12/31/2014          1.80             0             0         0.25%          6.3%
12/31/2013          1.70             0             0         0.25%         12.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.12            14   $        30         0.00%         10.9%
12/31/2016          1.91         3,179         6,072         0.00%          6.1%
12/31/2015          1.80         4,164         7,498         0.00%         -1.6%
12/31/2014          1.83         4,445         8,136         0.00%          6.6%
12/31/2013          1.72         4,200         7,210         0.00%         12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        1.4%
    2015        1.9%
    2014        2.2%
    2013        2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO INVESTOR CLASS - 02507F506

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    48,041,987  $     45,040,302        3,237,849
                                                      ================  ===============
Receivables: investments sold                 40,080
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    48,082,067
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   48,063,671      24,082,952  $          2.00
Band 100                                        --              --             2.04
Band 75                                         --              --             2.08
Band 50                                         --              --             2.13
Band 25                                         --              --             2.18
Band 0                                      18,396           8,272             2.22
                                    --------------  --------------
 Total                              $   48,082,067      24,091,224
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       830,273
Mortality & expense charges                                                        (545,506)
                                                                            ----------------
Net investment income (loss)                                                        284,767
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            460,738
Realized gain distributions                                                         689,418
Net change in unrealized appreciation (depreciation)                              3,104,644
                                                                            ----------------
Net gain (loss)                                                                   4,254,800
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     4,539,567
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        284,767   $         65,930
Net realized gain (loss)                                          460,738             (2,106)
Realized gain distributions                                       689,418            770,406
Net change in unrealized appreciation (depreciation)            3,104,644          1,067,730
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               4,539,567          1,901,960
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       15,396,306         14,694,086
Cost of units redeemed                                        (11,188,020)       (12,738,714)
Account charges                                                   (37,819)           (31,042)
                                                         -----------------  -----------------
Increase (decrease)                                             4,170,467          1,924,330
                                                         -----------------  -----------------
Net increase (decrease)                                         8,710,034          3,826,290
Net assets, beginning                                          39,372,033         35,545,743
                                                         -----------------  -----------------
Net assets, ending                                       $     48,082,067   $     39,372,033
                                                         =================  =================

Units sold                                                      8,139,967          8,436,683
Units redeemed                                                 (5,840,436)        (7,145,561)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,299,531          1,291,122
Units outstanding, beginning                                   21,791,693         20,500,571
                                                         -----------------  -----------------
Units outstanding, ending                                      24,091,224         21,791,693
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     83,920,860
Cost of units redeemed/account charges                                           (46,637,602)
Net investment income (loss)                                                       1,537,682
Net realized gain (loss)                                                           2,303,338
Realized gain distributions                                                        3,956,104
Net change in unrealized appreciation (depreciation)                               3,001,685
                                                                            -----------------
Net assets                                                                  $     48,082,067
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00        24,083   $    48,064         1.25%         10.9%
12/31/2016          1.80        20,970        37,745         1.25%          4.9%
12/31/2015          1.72        18,044        30,964         1.25%         -2.7%
12/31/2014          1.76        14,594        25,750         1.25%          5.5%
12/31/2013          1.67        13,096        21,895         1.25%         12.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.04             0   $         0         1.00%         11.2%
12/31/2016          1.83             0             0         1.00%          5.2%
12/31/2015          1.74             0             0         1.00%         -2.5%
12/31/2014          1.79             0             0         1.00%          5.8%
12/31/2013          1.69             0             0         1.00%         12.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.08             0   $         0         0.75%         11.4%
12/31/2016          1.87             0             0         0.75%          5.4%
12/31/2015          1.77             0             0         0.75%         -2.3%
12/31/2014          1.82             0             0         0.75%          6.1%
12/31/2013          1.71             0             0         0.75%         13.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.13             0   $         0         0.50%         11.7%
12/31/2016          1.91             0             0         0.50%          5.7%
12/31/2015          1.80             0             0         0.50%         -2.0%
12/31/2014          1.84             0             0         0.50%          6.3%
12/31/2013          1.73             0             0         0.50%         13.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.18             0   $         0         0.25%         12.0%
12/31/2016          1.94             0             0         0.25%          5.9%
12/31/2015          1.83             0             0         0.25%         -1.8%
12/31/2014          1.87             0             0         0.25%          6.6%
12/31/2013          1.75             0             0         0.25%         13.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.22             8   $        18         0.00%         12.3%
12/31/2016          1.98           821         1,627         0.00%          6.2%
12/31/2015          1.87         2,457         4,582         0.00%         -1.5%
12/31/2014          1.89         1,918         3,632         0.00%          6.9%
12/31/2013          1.77         1,632         2,893         0.00%         14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        1.3%
    2015        1.9%
    2014        2.4%
    2013        2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO A CLASS - 02507F605

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    36,870,198  $     33,657,150        2,484,482
                                                      ================  ===============
Receivables: investments sold                 49,208
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    36,919,406
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   30,831,022      15,773,240  $          1.95
Band 100                                 4,508,800       2,257,305             2.00
Band 75                                         --              --             2.04
Band 50                                         --              --             2.09
Band 25                                         --              --             2.13
Band 0                                   1,579,584         725,222             2.18
                                    --------------  --------------
 Total                              $   36,919,406      18,755,767
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       553,226
Mortality & expense charges                                                        (462,123)
                                                                            ----------------
Net investment income (loss)                                                         91,103
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            875,589
Realized gain distributions                                                         548,337
Net change in unrealized appreciation (depreciation)                              2,490,175
                                                                            ----------------
Net gain (loss)                                                                   3,914,101
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     4,005,204
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         91,103   $        (48,807)
Net realized gain (loss)                                          875,589             88,874
Realized gain distributions                                       548,337            779,369
Net change in unrealized appreciation (depreciation)            2,490,175            900,174
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               4,005,204          1,719,610
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,243,966         10,678,602
Cost of units redeemed                                        (13,213,326)       (11,592,707)
Account charges                                                   (31,677)           (31,554)
                                                         -----------------  -----------------
Increase (decrease)                                            (7,001,037)          (945,659)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,995,833)           773,951
Net assets, beginning                                          39,915,239         39,141,288
                                                         -----------------  -----------------
Net assets, ending                                       $     36,919,406   $     39,915,239
                                                         =================  =================

Units sold                                                      3,407,180          6,504,197
Units redeemed                                                 (7,117,783)        (7,131,611)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,710,603)          (627,414)
Units outstanding, beginning                                   22,466,370         23,093,784
                                                         -----------------  -----------------
Units outstanding, ending                                      18,755,767         22,466,370
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     75,526,400
Cost of units redeemed/account charges                                           (49,938,290)
Net investment income (loss)                                                       1,051,045
Net realized gain (loss)                                                           2,819,623
Realized gain distributions                                                        4,247,580
Net change in unrealized appreciation (depreciation)                               3,213,048
                                                                            -----------------
Net assets                                                                  $     36,919,406
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95        15,773   $    30,831         1.25%         10.6%
12/31/2016          1.77        19,323        34,152         1.25%          4.7%
12/31/2015          1.69        20,252        34,185         1.25%         -3.0%
12/31/2014          1.74        19,473        33,885         1.25%          5.3%
12/31/2013          1.65        18,438        30,475         1.25%         12.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00         2,257   $     4,509         1.00%         10.9%
12/31/2016          1.80         2,436         4,389         1.00%          5.0%
12/31/2015          1.72         2,179         3,740         1.00%         -2.7%
12/31/2014          1.76         1,552         2,740         1.00%          5.5%
12/31/2013          1.67             0             0         1.00%         12.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.04             0   $         0         0.75%         11.1%
12/31/2016          1.84             0             0         0.75%          5.2%
12/31/2015          1.75             0             0         0.75%         -2.5%
12/31/2014          1.79             0             0         0.75%          5.8%
12/31/2013          1.69             0             0         0.75%         12.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.09             0   $         0         0.50%         11.4%
12/31/2016          1.87             0             0         0.50%          5.5%
12/31/2015          1.77             0             0         0.50%         -2.3%
12/31/2014          1.82             0             0         0.50%          6.1%
12/31/2013          1.71             0             0         0.50%         13.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.13             0   $         0         0.25%         11.7%
12/31/2016          1.91             0             0         0.25%          5.8%
12/31/2015          1.80             0             0         0.25%         -2.0%
12/31/2014          1.84             0             0         0.25%          6.3%
12/31/2013          1.73             0             0         0.25%         13.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.18           725   $     1,580         0.00%         12.0%
12/31/2016          1.95           707         1,375         0.00%          6.0%
12/31/2015          1.83           663         1,216         0.00%         -1.8%
12/31/2014          1.87           913         1,705         0.00%          6.6%
12/31/2013          1.75           845         1,480         0.00%         13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        1.0%
    2015        1.4%
    2014        2.1%
    2013        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO A CLASS - 02507F621

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    32,917,131  $    30,045,179        2,563,977
                                                      ===============  ===============
Receivables: investments sold                337,658
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    33,254,789
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   29,869,843      14,526,353  $          2.06
Band 100                                 3,064,055       1,458,210             2.10
Band 75                                         --              --             2.15
Band 50                                         --              --             2.19
Band 25                                         --              --             2.24
Band 0                                     320,891         140,048             2.29
                                    --------------  --------------
 Total                              $   33,254,789      16,124,611
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       514,022
Mortality & expense charges                                                        (415,496)
                                                                            ----------------
Net investment income (loss)                                                         98,526
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            625,033
Realized gain distributions                                                         406,475
Net change in unrealized appreciation (depreciation)                              2,709,651
                                                                            ----------------
Net gain (loss)                                                                   3,741,159
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     3,839,685
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         98,526   $        (76,268)
Net realized gain (loss)                                          625,033            (67,421)
Realized gain distributions                                       406,475            659,332
Net change in unrealized appreciation (depreciation)            2,709,651            941,708
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,839,685          1,457,351
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,867,338          9,963,748
Cost of units redeemed                                        (10,821,699)       (11,060,779)
Account charges                                                   (34,802)           (35,928)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,989,163)        (1,132,959)
                                                         -----------------  -----------------
Net increase (decrease)                                          (149,478)           324,392
Net assets, beginning                                          33,404,267         33,079,875
                                                         -----------------  -----------------
Net assets, ending                                       $     33,254,789   $     33,404,267
                                                         =================  =================

Units sold                                                      3,558,622          5,892,146
Units redeemed                                                 (5,552,659)        (6,579,690)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,994,037)          (687,544)
Units outstanding, beginning                                   18,118,648         18,806,192
                                                         -----------------  -----------------
Units outstanding, ending                                      16,124,611         18,118,648
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     72,032,497
Cost of units redeemed/account charges                                           (49,386,795)
Net investment income (loss)                                                         816,780
Net realized gain (loss)                                                           3,403,345
Realized gain distributions                                                        3,517,010
Net change in unrealized appreciation (depreciation)                               2,871,952
                                                                            -----------------
Net assets                                                                  $     33,254,789
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.06        14,526   $    29,870         1.25%         11.8%
12/31/2016          1.84        16,135        29,664         1.25%          4.7%
12/31/2015          1.76        17,019        29,872         1.25%         -2.8%
12/31/2014          1.81        17,418        31,465         1.25%          5.6%
12/31/2013          1.71        15,465        26,447         1.25%         14.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.10         1,458   $     3,064         1.00%         12.1%
12/31/2016          1.87         1,836         3,440         1.00%          5.0%
12/31/2015          1.78         1,629         2,908         1.00%         -2.6%
12/31/2014          1.83         1,469         2,691         1.00%          5.9%
12/31/2013          1.73             0             0         1.00%         14.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.15             0   $         0         0.75%         12.4%
12/31/2016          1.91             0             0         0.75%          5.3%
12/31/2015          1.81             0             0         0.75%         -2.4%
12/31/2014          1.86             0             0         0.75%          6.2%
12/31/2013          1.75             0             0         0.75%         14.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.19             0   $         0         0.50%         12.7%
12/31/2016          1.95             0             0         0.50%          5.5%
12/31/2015          1.85             0             0         0.50%         -2.1%
12/31/2014          1.88             0             0         0.50%          6.4%
12/31/2013          1.77             0             0         0.50%         15.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.24             0   $         0         0.25%         13.0%
12/31/2016          1.98             0             0         0.25%          5.8%
12/31/2015          1.88             0             0         0.25%         -1.9%
12/31/2014          1.91             0             0         0.25%          6.7%
12/31/2013          1.79             0             0         0.25%         15.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.29           140   $       321         0.00%         13.2%
12/31/2016          2.02           148           300         0.00%          6.1%
12/31/2015          1.91           158           301         0.00%         -1.6%
12/31/2014          1.94         1,038         2,013         0.00%          7.0%
12/31/2013          1.81         1,012         1,835         0.00%         15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        0.9%
    2015        1.4%
    2014        2.1%
    2013        2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO INVESTOR CLASS - 02507F654

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    45,928,914  $     42,148,933        3,536,615
                                                      ================  ===============
Receivables: investments sold                 11,720
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    45,940,634
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   45,687,588      21,725,599  $          2.10
Band 100                                        --              --             2.15
Band 75                                         --              --             2.20
Band 50                                         --              --             2.24
Band 25                                         --              --             2.29
Band 0                                     253,046         107,987             2.34
                                    --------------  --------------
 Total                              $   45,940,634      21,833,586
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       823,572
Mortality & expense charges                                                        (565,877)
                                                                            ----------------
Net investment income (loss)                                                        257,695
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            968,537
Realized gain distributions                                                         547,410
Net change in unrealized appreciation (depreciation)                              3,607,882
                                                                            ----------------
Net gain (loss)                                                                   5,123,829
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     5,381,524
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        257,695   $         92,637
Net realized gain (loss)                                          968,537             49,628
Realized gain distributions                                       547,410            944,876
Net change in unrealized appreciation (depreciation)            3,607,882          1,213,352
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               5,381,524          2,300,493
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       11,394,652         16,133,946
Cost of units redeemed                                        (18,671,153)       (11,644,904)
Account charges                                                   (34,669)           (29,950)
                                                         -----------------  -----------------
Increase (decrease)                                            (7,311,170)         4,459,092
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,929,646)         6,759,585
Net assets, beginning                                          47,870,280         41,110,695
                                                         -----------------  -----------------
Net assets, ending                                       $     45,940,634   $     47,870,280
                                                         =================  =================

Units sold                                                      5,836,211          8,931,407
Units redeemed                                                 (9,296,941)        (6,367,204)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,460,730)         2,564,203
Units outstanding, beginning                                   25,294,316         22,730,113
                                                         -----------------  -----------------
Units outstanding, ending                                      21,833,586         25,294,316
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     87,658,607
Cost of units redeemed/account charges                                           (53,812,552)
Net investment income (loss)                                                       1,659,982
Net realized gain (loss)                                                           2,512,427
Realized gain distributions                                                        4,142,189
Net change in unrealized appreciation (depreciation)                               3,779,981
                                                                            -----------------
Net assets                                                                  $     45,940,634
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.10        21,726   $    45,688         1.25%         12.1%
12/31/2016          1.88        23,069        43,276         1.25%          5.1%
12/31/2015          1.79        19,266        34,390         1.25%         -2.6%
12/31/2014          1.83        13,458        24,664         1.25%          5.9%
12/31/2013          1.73        13,611        23,556         1.25%         14.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.15             0   $         0         1.00%         12.4%
12/31/2016          1.91             0             0         1.00%          5.4%
12/31/2015          1.81             0             0         1.00%         -2.4%
12/31/2014          1.86             0             0         1.00%          6.2%
12/31/2013          1.75             0             0         1.00%         14.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.20             0   $         0         0.75%         12.7%
12/31/2016          1.95             0             0         0.75%          5.6%
12/31/2015          1.85             0             0         0.75%         -2.1%
12/31/2014          1.89             0             0         0.75%          6.4%
12/31/2013          1.77             0             0         0.75%         15.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.24             0   $         0         0.50%         12.9%
12/31/2016          1.99             0             0         0.50%          5.9%
12/31/2015          1.88             0             0         0.50%         -1.9%
12/31/2014          1.91             0             0         0.50%          6.7%
12/31/2013          1.79             0             0         0.50%         15.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.29             0   $         0         0.25%         13.2%
12/31/2016          2.03             0             0         0.25%          6.1%
12/31/2015          1.91             0             0         0.25%         -1.6%
12/31/2014          1.94             0             0         0.25%          7.0%
12/31/2013          1.81             0             0         0.25%         15.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.34           108   $       253         0.00%         13.5%
12/31/2016          2.06         2,226         4,595         0.00%          6.4%
12/31/2015          1.94         3,464         6,721         0.00%         -1.4%
12/31/2014          1.97         3,134         6,165         0.00%          7.2%
12/31/2013          1.83         2,882         5,288         0.00%         15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        1.3%
    2015        2.0%
    2014        2.2%
    2013        2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO A CLASS - 02507F878

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    25,579,347   $   23,015,253        1,575,406
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (42,011)
                                     ----------------
Net assets                           $    25,537,336
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   23,217,403      10,667,542  $          2.18
Band 100                                 1,923,969         865,079             2.22
Band 75                                         --              --             2.27
Band 50                                      6,062           2,610             2.32
Band 25                                         --              --             2.37
Band 0                                     389,902         160,766             2.43
                                    --------------  --------------
 Total                              $   25,537,336      11,695,997
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       389,663
Mortality & expense charges                                                        (320,572)
                                                                            ----------------
Net investment income (loss)                                                         69,091
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            677,830
Realized gain distributions                                                         371,251
Net change in unrealized appreciation (depreciation)                              2,105,067
                                                                            ----------------
Net gain (loss)                                                                   3,154,148
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     3,223,239
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         69,091   $        (71,955)
Net realized gain (loss)                                          677,830            137,933
Realized gain distributions                                       371,251            570,339
Net change in unrealized appreciation (depreciation)            2,105,067            638,468
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,223,239          1,274,785
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,166,916          7,198,875
Cost of units redeemed                                         (9,398,391)       (10,142,099)
Account charges                                                   (35,001)           (29,523)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,266,476)        (2,972,747)
                                                         -----------------  -----------------
Net increase (decrease)                                           (43,237)        (1,697,962)
Net assets, beginning                                          25,580,573         27,278,535
                                                         -----------------  -----------------
Net assets, ending                                       $     25,537,336   $     25,580,573
                                                         =================  =================

Units sold                                                      3,059,745          4,064,256
Units redeemed                                                 (4,609,592)        (5,652,610)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,549,847)        (1,588,354)
Units outstanding, beginning                                   13,245,844         14,834,198
                                                         -----------------  -----------------
Units outstanding, ending                                      11,695,997         13,245,844
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     58,998,209
Cost of units redeemed/account charges                                           (43,194,812)
Net investment income (loss)                                                         665,773
Net realized gain (loss)                                                           3,092,115
Realized gain distributions                                                        3,411,957
Net change in unrealized appreciation (depreciation)                               2,564,094
                                                                            -----------------
Net assets                                                                  $     25,537,336
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.18        10,668   $    23,217         1.25%         13.0%
12/31/2016          1.93        12,038        23,183         1.25%          5.0%
12/31/2015          1.83        13,617        24,987         1.25%         -2.8%
12/31/2014          1.89        14,514        27,390         1.25%          6.0%
12/31/2013          1.78        13,575        24,161         1.25%         16.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.22           865   $     1,924         1.00%         13.3%
12/31/2016          1.96         1,045         2,051         1.00%          5.2%
12/31/2015          1.87         1,050         1,960         1.00%         -2.5%
12/31/2014          1.91           735         1,407         1.00%          6.3%
12/31/2013          1.80             2             4         1.00%         16.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.27             0   $         0         0.75%         13.6%
12/31/2016          2.00             0             0         0.75%          5.5%
12/31/2015          1.90             0             0         0.75%         -2.3%
12/31/2014          1.94             0             0         0.75%          6.6%
12/31/2013          1.82             0             0         0.75%         16.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.32             3   $         6         0.50%         13.9%
12/31/2016          2.04             3             5         0.50%          5.7%
12/31/2015          1.93             3             5         0.50%         -2.0%
12/31/2014          1.97             3             5         0.50%          6.8%
12/31/2013          1.84             4             7         0.50%         17.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.37             0   $         0         0.25%         14.1%
12/31/2016          2.08             0             0         0.25%          6.0%
12/31/2015          1.96             0             0         0.25%         -1.8%
12/31/2014          2.00             0             0         0.25%          7.1%
12/31/2013          1.86             0             0         0.25%         17.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.43           161   $       390         0.00%         14.4%
12/31/2016          2.12           161           341         0.00%          6.3%
12/31/2015          1.99           164           327         0.00%         -1.5%
12/31/2014          2.03           359           727         0.00%          7.4%
12/31/2013          1.89           360           679         0.00%         17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        0.9%
    2015        1.4%
    2014        2.0%
    2013        2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO INVESTOR CLASS - 02507F886

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    39,613,711   $   36,263,890        2,442,250
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (24,836)
                                     ----------------
Net assets                           $    39,588,875
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   39,316,358      17,661,986  $          2.23
Band 100                                        --              --             2.27
Band 75                                         --              --             2.32
Band 50                                         --              --             2.38
Band 25                                         --              --             2.43
Band 0                                     272,517         109,864             2.48
                                    --------------  --------------
 Total                              $   39,588,875      17,771,850
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       693,369
Mortality & expense charges                                                        (444,700)
                                                                            ----------------
Net investment income (loss)                                                        248,669
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            428,401
Realized gain distributions                                                         551,830
Net change in unrealized appreciation (depreciation)                              3,285,498
                                                                            ----------------
Net gain (loss)                                                                   4,265,729
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     4,514,398
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        248,669   $         42,552
Net realized gain (loss)                                          428,401             10,853
Realized gain distributions                                       551,830            748,088
Net change in unrealized appreciation (depreciation)            3,285,498            924,404
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               4,514,398          1,725,897
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       11,184,922         11,500,427
Cost of units redeemed                                         (9,744,630)       (10,146,340)
Account charges                                                   (35,658)           (28,681)
                                                         -----------------  -----------------
Increase (decrease)                                             1,404,634          1,325,406
                                                         -----------------  -----------------
Net increase (decrease)                                         5,919,032          3,051,303
Net assets, beginning                                          33,669,843         30,618,540
                                                         -----------------  -----------------
Net assets, ending                                       $     39,588,875   $     33,669,843
                                                         =================  =================

Units sold                                                      5,410,325          6,101,239
Units redeemed                                                 (4,709,279)        (5,234,118)
                                                         -----------------  -----------------
Net increase (decrease)                                           701,046            867,121
Units outstanding, beginning                                   17,070,804         16,203,683
                                                         -----------------  -----------------
Units outstanding, ending                                      17,771,850         17,070,804
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     69,134,112
Cost of units redeemed/account charges                                           (39,814,277)
Net investment income (loss)                                                       1,293,548
Net realized gain (loss)                                                           1,807,764
Realized gain distributions                                                        3,817,907
Net change in unrealized appreciation (depreciation)                               3,349,821
                                                                            -----------------
Net assets                                                                  $     39,588,875
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.23        17,662   $    39,316         1.25%         13.3%
12/31/2016          1.96        16,424        32,271         1.25%          5.2%
12/31/2015          1.87        13,986        26,117         1.25%         -2.5%
12/31/2014          1.91        11,304        21,641         1.25%          6.2%
12/31/2013          1.80        10,097        18,198         1.25%         16.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.27             0   $         0         1.00%         13.6%
12/31/2016          2.00             0             0         1.00%          5.5%
12/31/2015          1.90             0             0         1.00%         -2.2%
12/31/2014          1.94             0             0         1.00%          6.5%
12/31/2013          1.82             0             0         1.00%         16.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.32             0   $         0         0.75%         13.9%
12/31/2016          2.04             0             0         0.75%          5.7%
12/31/2015          1.93             0             0         0.75%         -2.0%
12/31/2014          1.97             0             0         0.75%          6.8%
12/31/2013          1.84             0             0         0.75%         17.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.38             0   $         0         0.50%         14.1%
12/31/2016          2.08             0             0         0.50%          6.0%
12/31/2015          1.96             0             0         0.50%         -1.7%
12/31/2014          2.00             0             0         0.50%          7.0%
12/31/2013          1.87             0             0         0.50%         17.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.43             0   $         0         0.25%         14.4%
12/31/2016          2.12             0             0         0.25%          6.3%
12/31/2015          2.00             0             0         0.25%         -1.5%
12/31/2014          2.03             0             0         0.25%          7.3%
12/31/2013          1.89             0             0         0.25%         17.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.48           110   $       273         0.00%         14.7%
12/31/2016          2.16           647         1,399         0.00%          6.5%
12/31/2015          2.03         2,218         4,502         0.00%         -1.2%
12/31/2014          2.05         1,886         3,876         0.00%          7.6%
12/31/2013          1.91         1,344         2,568         0.00%         17.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        1.3%
    2015        1.9%
    2014        2.3%
    2013        2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO A CLASS - 02507F571

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $   30,383,216   $    26,759,180        2,202,447
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (253,740)
                                     ---------------
Net assets                           $   30,129,476
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   27,152,489      11,811,983  $          2.30
Band 100                                 2,451,386       1,043,594             2.35
Band 75                                         --              --             2.40
Band 50                                         --              --             2.45
Band 25                                         --              --             2.51
Band 0                                     525,601         205,192             2.56
                                    --------------  --------------
 Total                              $   30,129,476      13,060,769
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       474,831
Mortality & expense charges                                                        (374,034)
                                                                            ----------------
Net investment income (loss)                                                        100,797
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            795,396
Realized gain distributions                                                         426,252
Net change in unrealized appreciation (depreciation)                              2,827,757
                                                                            ----------------
Net gain (loss)                                                                   4,049,405
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     4,150,202
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        100,797   $        (72,458)
Net realized gain (loss)                                          795,396            108,871
Realized gain distributions                                       426,252            716,416
Net change in unrealized appreciation (depreciation)            2,827,757            745,057
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               4,150,202          1,497,886
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,985,866          7,671,949
Cost of units redeemed                                        (10,308,032)        (7,197,032)
Account charges                                                   (36,113)           (31,051)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,358,279)           443,866
                                                         -----------------  -----------------
Net increase (decrease)                                          (208,077)         1,941,752
Net assets, beginning                                          30,337,553         28,395,801
                                                         -----------------  -----------------
Net assets, ending                                       $     30,129,476   $     30,337,553
                                                         =================  =================

Units sold                                                      2,804,435          4,121,527
Units redeemed                                                 (4,791,996)        (3,899,571)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,987,561)           221,956
Units outstanding, beginning                                   15,048,330         14,826,374
                                                         -----------------  -----------------
Units outstanding, ending                                      13,060,769         15,048,330
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     57,147,993
Cost of units redeemed/account charges                                           (38,000,529)
Net investment income (loss)                                                         730,123
Net realized gain (loss)                                                           3,180,797
Realized gain distributions                                                        3,447,056
Net change in unrealized appreciation (depreciation)                               3,624,036
                                                                            -----------------
Net assets                                                                  $     30,129,476
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.30        11,812   $    27,152         1.25%         14.4%
12/31/2016          2.01        13,656        27,453         1.25%          5.2%
12/31/2015          1.91        13,600        25,985         1.25%         -2.8%
12/31/2014          1.97        13,754        27,032         1.25%          6.4%
12/31/2013          1.85        11,560        21,351         1.25%         17.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.35         1,044   $     2,451         1.00%         14.6%
12/31/2016          2.05         1,192         2,443         1.00%          5.5%
12/31/2015          1.94         1,013         1,967         1.00%         -2.5%
12/31/2014          1.99           880         1,754         1.00%          6.7%
12/31/2013          1.87             4             7         1.00%         18.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.40             0   $         0         0.75%         14.9%
12/31/2016          2.09             0             0         0.75%          5.7%
12/31/2015          1.98             0             0         0.75%         -2.3%
12/31/2014          2.02             0             0         0.75%          7.0%
12/31/2013          1.89             0             0         0.75%         18.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.45             0   $         0         0.50%         15.2%
12/31/2016          2.13             0             0         0.50%          6.0%
12/31/2015          2.01             0             0         0.50%         -2.1%
12/31/2014          2.05             0             0         0.50%          7.2%
12/31/2013          1.91             0             0         0.50%         18.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.51             0   $         0         0.25%         15.5%
12/31/2016          2.17             0             0         0.25%          6.3%
12/31/2015          2.04             0             0         0.25%         -1.8%
12/31/2014          2.08             0             0         0.25%          7.5%
12/31/2013          1.94             0             0         0.25%         19.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.56           205   $       526         0.00%         15.8%
12/31/2016          2.21           200           442         0.00%          6.5%
12/31/2015          2.08           214           444         0.00%         -1.6%
12/31/2014          2.11         1,089         2,297         0.00%          7.8%
12/31/2013          1.96         1,145         2,241         0.00%         19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        0.9%
    2015        1.4%
    2014        2.2%
    2013        2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO INVESTOR CLASS - 02507F613

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    41,765,683  $     37,457,487        3,056,026
                                                      ================  ===============
Receivables: investments sold                 40,755
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    41,806,438
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   41,777,422      17,796,559  $          2.35
Band 100                                        --              --             2.40
Band 75                                         --              --             2.45
Band 50                                         --              --             2.51
Band 25                                         --              --             2.56
Band 0                                      29,016          11,092             2.62
                                    --------------  --------------
 Total                              $   41,806,438      17,807,651
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        758,597
Mortality & expense charges                                                         (501,372)
                                                                            -----------------
Net investment income (loss)                                                         257,225
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,064,854
Realized gain distributions                                                          581,197
Net change in unrealized appreciation (depreciation)                               3,763,338
                                                                            -----------------
Net gain (loss)                                                                    5,409,389
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      5,666,614
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        257,225   $         66,288
Net realized gain (loss)                                        1,064,854            168,645
Realized gain distributions                                       581,197            974,841
Net change in unrealized appreciation (depreciation)            3,763,338            967,514
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               5,666,614          2,177,288
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       11,310,670         11,548,174
Cost of units redeemed                                        (16,586,910)        (8,141,633)
Account charges                                                   (36,945)           (30,555)
                                                         -----------------  -----------------
Increase (decrease)                                            (5,313,185)         3,375,986
                                                         -----------------  -----------------
Net increase (decrease)                                           353,429          5,553,274
Net assets, beginning                                          41,453,009         35,899,735
                                                         -----------------  -----------------
Net assets, ending                                       $     41,806,438   $     41,453,009
                                                         =================  =================

Units sold                                                      5,194,302          5,891,496
Units redeemed                                                 (7,448,414)        (4,071,545)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,254,112)         1,819,951
Units outstanding, beginning                                   20,061,763         18,241,812
                                                         -----------------  -----------------
Units outstanding, ending                                      17,807,651         20,061,763
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     71,375,933
Cost of units redeemed/account charges                                           (41,952,382)
Net investment income (loss)                                                       1,523,384
Net realized gain (loss)                                                           2,352,471
Realized gain distributions                                                        4,198,836
Net change in unrealized appreciation (depreciation)                               4,308,196
                                                                            -----------------
Net assets                                                                  $     41,806,438
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.35        17,797   $    41,777         1.25%         14.6%
12/31/2016          2.05        18,264        37,402         1.25%          5.5%
12/31/2015          1.94        15,379        29,858         1.25%         -2.5%
12/31/2014          1.99        11,448        22,808         1.25%          6.7%
12/31/2013          1.87        10,983        20,510         1.25%         18.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.40             0   $         0         1.00%         14.9%
12/31/2016          2.09             0             0         1.00%          5.7%
12/31/2015          1.97             0             0         1.00%         -2.3%
12/31/2014          2.02             0             0         1.00%          7.0%
12/31/2013          1.89             0             0         1.00%         18.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.45             0   $         0         0.75%         15.2%
12/31/2016          2.13             0             0         0.75%          6.0%
12/31/2015          2.01             0             0         0.75%         -2.1%
12/31/2014          2.05             0             0         0.75%          7.2%
12/31/2013          1.91             0             0         0.75%         18.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.51             0   $         0         0.50%         15.5%
12/31/2016          2.17             0             0         0.50%          6.3%
12/31/2015          2.04             0             0         0.50%         -1.8%
12/31/2014          2.08             0             0         0.50%          7.5%
12/31/2013          1.93             0             0         0.50%         19.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.56             0   $         0         0.25%         15.8%
12/31/2016          2.21             0             0         0.25%          6.5%
12/31/2015          2.08             0             0         0.25%         -1.6%
12/31/2014          2.11             0             0         0.25%          7.8%
12/31/2013          1.96             0             0         0.25%         19.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.62            11   $        29         0.00%         16.1%
12/31/2016          2.25         1,798         4,051         0.00%          6.8%
12/31/2015          2.11         2,863         6,041         0.00%         -1.3%
12/31/2014          2.14         2,742         5,864         0.00%          8.0%
12/31/2013          1.98         2,448         4,846         0.00%         19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        1.2%
    2015        2.0%
    2014        2.3%
    2013        3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO A CLASS - 02507F837

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    19,915,406  $    17,679,768        1,165,417
                                                      ===============  ===============
Receivables: investments sold                106,473
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    20,021,879
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   17,961,542        7,524,420  $         2.39
Band 100                                 1,555,737          637,761            2.44
Band 75                                         --               --            2.49
Band 50                                         --               --            2.55
Band 25                                         --               --            2.60
Band 0                                     504,600          189,699            2.66
                                    --------------  ---------------
 Total                              $   20,021,879        8,351,880
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       300,612
Mortality & expense charges                                                        (235,033)
                                                                            ----------------
Net investment income (loss)                                                         65,579
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            454,978
Realized gain distributions                                                         318,898
Net change in unrealized appreciation (depreciation)                              2,020,791
                                                                            ----------------
Net gain (loss)                                                                   2,794,667
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,860,246
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         65,579   $        (38,851)
Net realized gain (loss)                                          454,978               (294)
Realized gain distributions                                       318,898            488,076
Net change in unrealized appreciation (depreciation)            2,020,791            491,513
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,860,246            940,444
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,275,084          6,220,617
Cost of units redeemed                                         (6,089,443)        (6,566,417)
Account charges                                                   (35,309)           (30,660)
                                                         -----------------  -----------------
Increase (decrease)                                              (849,668)          (376,460)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,010,578            563,984
Net assets, beginning                                          18,011,301         17,447,317
                                                         -----------------  -----------------
Net assets, ending                                       $     20,021,879   $     18,011,301
                                                         =================  =================

Units sold                                                      2,373,740          3,283,146
Units redeemed                                                 (2,721,221)        (3,492,884)
                                                         -----------------  -----------------
Net increase (decrease)                                          (347,481)          (209,738)
Units outstanding, beginning                                    8,699,361          8,909,099
                                                         -----------------  -----------------
Units outstanding, ending                                       8,351,880          8,699,361
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     39,993,124
Cost of units redeemed/account charges                                           (26,929,466)
Net investment income (loss)                                                         464,002
Net realized gain (loss)                                                           1,806,301
Realized gain distributions                                                        2,452,280
Net change in unrealized appreciation (depreciation)                               2,235,638
                                                                            -----------------
Net assets                                                                  $     20,021,879
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.39         7,524   $    17,962         1.25%         15.8%
12/31/2016          2.06         7,731        15,942         1.25%          5.6%
12/31/2015          1.95         8,067        15,747         1.25%         -2.9%
12/31/2014          2.01         8,226        16,540         1.25%          6.9%
12/31/2013          1.88         7,114        13,388         1.25%         19.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.44           638   $     1,556         1.00%         16.1%
12/31/2016          2.10           765         1,608         1.00%          5.9%
12/31/2015          1.98           636         1,262         1.00%         -2.7%
12/31/2014          2.04           509         1,039         1.00%          7.1%
12/31/2013          1.90            15            28         1.00%         19.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.49             0   $         0         0.75%         16.3%
12/31/2016          2.14             0             0         0.75%          6.2%
12/31/2015          2.02             0             0         0.75%         -2.4%
12/31/2014          2.07             0             0         0.75%          7.4%
12/31/2013          1.93             0             0         0.75%         19.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.55             0   $         0         0.50%         16.6%
12/31/2016          2.18             0             0         0.50%          6.4%
12/31/2015          2.05             0             0         0.50%         -2.2%
12/31/2014          2.10             0             0         0.50%          7.7%
12/31/2013          1.95             0             0         0.50%         20.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.60             0   $         0         0.25%         16.9%
12/31/2016          2.23             0             0         0.25%          6.7%
12/31/2015          2.09             0             0         0.25%         -1.9%
12/31/2014          2.13             0             0         0.25%          7.9%
12/31/2013          1.97             0             0         0.25%         20.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.66           190   $       505         0.00%         17.2%
12/31/2016          2.27           203           462         0.00%          7.0%
12/31/2015          2.12           207           439         0.00%         -1.7%
12/31/2014          2.16           372           804         0.00%          8.2%
12/31/2013          1.99           383           763         0.00%         20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        0.9%
    2015        1.5%
    2014        2.2%
    2013        2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO INVESTOR CLASS - 02507F845

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    27,311,622   $   24,816,901        1,587,925
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (31,070)
                                     ----------------
Net assets                           $    27,280,552
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   27,191,618      11,137,966  $          2.44
Band 100                                        --              --             2.49
Band 75                                         --              --             2.55
Band 50                                         --              --             2.61
Band 25                                         --              --             2.66
Band 0                                      88,934          32,691             2.72
                                    --------------  --------------
 Total                              $   27,280,552      11,170,657
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       476,124
Mortality & expense charges                                                        (311,444)
                                                                            ----------------
Net investment income (loss)                                                        164,680
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            449,970
Realized gain distributions                                                         422,147
Net change in unrealized appreciation (depreciation)                              2,728,361
                                                                            ----------------
Net gain (loss)                                                                   3,600,478
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     3,765,158
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        164,680   $         33,684
Net realized gain (loss)                                          449,970               (290)
Realized gain distributions                                       422,147            647,799
Net change in unrealized appreciation (depreciation)            2,728,361            631,409
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,765,158          1,312,602
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        9,620,164          9,744,361
Cost of units redeemed                                         (9,975,345)        (6,503,145)
Account charges                                                   (27,975)           (23,076)
                                                         -----------------  -----------------
Increase (decrease)                                              (383,156)         3,218,140
                                                         -----------------  -----------------
Net increase (decrease)                                         3,382,002          4,530,742
Net assets, beginning                                          23,898,550         19,367,808
                                                         -----------------  -----------------
Net assets, ending                                       $     27,280,552   $     23,898,550
                                                         =================  =================

Units sold                                                      4,282,475          4,841,748
Units redeemed                                                 (4,419,528)        (3,181,487)
                                                         -----------------  -----------------
Net increase (decrease)                                          (137,053)         1,660,261
Units outstanding, beginning                                   11,307,710          9,647,449
                                                         -----------------  -----------------
Units outstanding, ending                                      11,170,657         11,307,710
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     47,442,565
Cost of units redeemed/account charges                                           (27,666,392)
Net investment income (loss)                                                         811,441
Net realized gain (loss)                                                           1,440,827
Realized gain distributions                                                        2,757,390
Net change in unrealized appreciation (depreciation)                               2,494,721
                                                                            -----------------
Net assets                                                                  $     27,280,552
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.44        11,138   $    27,192         1.25%         16.1%
12/31/2016          2.10        10,783        22,683         1.25%          5.8%
12/31/2015          1.99         8,550        16,996         1.25%         -2.6%
12/31/2014          2.04         6,618        13,507         1.25%          7.1%
12/31/2013          1.91         5,262        10,033         1.25%         19.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.49             0   $         0         1.00%         16.3%
12/31/2016          2.14             0             0         1.00%          6.1%
12/31/2015          2.02             0             0         1.00%         -2.4%
12/31/2014          2.07             0             0         1.00%          7.3%
12/31/2013          1.93             0             0         1.00%         19.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.55             0   $         0         0.75%         16.6%
12/31/2016          2.19             0             0         0.75%          6.4%
12/31/2015          2.06             0             0         0.75%         -2.1%
12/31/2014          2.10             0             0         0.75%          7.6%
12/31/2013          1.95             0             0         0.75%         20.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.61             0   $         0         0.50%         16.9%
12/31/2016          2.23             0             0         0.50%          6.6%
12/31/2015          2.09             0             0         0.50%         -1.9%
12/31/2014          2.13             0             0         0.50%          7.9%
12/31/2013          1.97             0             0         0.50%         20.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.66             0   $         0         0.25%         17.2%
12/31/2016          2.27             0             0         0.25%          6.9%
12/31/2015          2.12             0             0         0.25%         -1.6%
12/31/2014          2.16             0             0         0.25%          8.1%
12/31/2013          2.00             0             0         0.25%         20.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.72            33   $        89         0.00%         17.5%
12/31/2016          2.32           525         1,215         0.00%          7.1%
12/31/2015          2.16         1,098         2,372         0.00%         -1.4%
12/31/2014          2.19           866         1,898         0.00%          8.4%
12/31/2013          2.02           758         1,531         0.00%         21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        1.3%
    2015        2.1%
    2014        2.5%
    2013        3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO A CLASS - 02507F530

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    14,297,572  $    12,640,212        1,028,137
                                                      ===============  ===============
Receivables: investments sold                106,630
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    14,404,202
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   13,396,768        5,488,441  $         2.44
Band 100                                   685,349          274,756            2.49
Band 75                                         --               --            2.55
Band 50                                         --               --            2.60
Band 25                                         --               --            2.66
Band 0                                     322,085          118,413            2.72
                                    --------------  ---------------
 Total                              $   14,404,202        5,881,610
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       227,216
Mortality & expense charges                                                        (169,301)
                                                                            ----------------
Net investment income (loss)                                                         57,915
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            361,713
Realized gain distributions                                                         178,747
Net change in unrealized appreciation (depreciation)                              1,556,366
                                                                            ----------------
Net gain (loss)                                                                   2,096,826
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,154,741
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         57,915   $        (46,773)
Net realized gain (loss)                                          361,713            (43,246)
Realized gain distributions                                       178,747            346,088
Net change in unrealized appreciation (depreciation)            1,556,366            459,747
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,154,741            715,816
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,549,433          4,985,633
Cost of units redeemed                                         (5,226,486)        (6,346,564)
Account charges                                                   (35,241)           (31,240)
                                                         -----------------  -----------------
Increase (decrease)                                              (712,294)        (1,392,171)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,442,447           (676,355)
Net assets, beginning                                          12,961,755         13,638,110
                                                         -----------------  -----------------
Net assets, ending                                       $     14,404,202   $     12,961,755
                                                         =================  =================

Units sold                                                      2,021,045          2,567,086
Units redeemed                                                 (2,319,783)        (3,271,088)
                                                         -----------------  -----------------
Net increase (decrease)                                          (298,738)          (704,002)
Units outstanding, beginning                                    6,180,348          6,884,350
                                                         -----------------  -----------------
Units outstanding, ending                                       5,881,610          6,180,348
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     31,417,539
Cost of units redeemed/account charges                                           (21,986,849)
Net investment income (loss)                                                         308,775
Net realized gain (loss)                                                           1,413,260
Realized gain distributions                                                        1,594,117
Net change in unrealized appreciation (depreciation)                               1,657,360
                                                                            -----------------
Net assets                                                                  $     14,404,202
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.44         5,488   $    13,397         1.25%         16.7%
12/31/2016          2.09         5,741        12,002         1.25%          5.8%
12/31/2015          1.98         6,494        12,832         1.25%         -3.0%
12/31/2014          2.04         6,182        12,593         1.25%          6.9%
12/31/2013          1.91         4,289         8,172         1.25%         19.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.49           275   $       685         1.00%         17.0%
12/31/2016          2.13           308           657         1.00%          6.1%
12/31/2015          2.01           241           484         1.00%         -2.7%
12/31/2014          2.07           186           384         1.00%          7.2%
12/31/2013          1.93             0             0         1.00%         20.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.55             0   $         0         0.75%         17.3%
12/31/2016          2.17             0             0         0.75%          6.3%
12/31/2015          2.04             0             0         0.75%         -2.5%
12/31/2014          2.10             0             0         0.75%          7.4%
12/31/2013          1.95             0             0         0.75%         20.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.60             0   $         0         0.50%         17.6%
12/31/2016          2.21             0             0         0.50%          6.6%
12/31/2015          2.08             0             0         0.50%         -2.3%
12/31/2014          2.13             0             0         0.50%          7.7%
12/31/2013          1.97             0             0         0.50%         20.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.66             0   $         0         0.25%         17.9%
12/31/2016          2.26             0             0         0.25%          6.9%
12/31/2015          2.11             0             0         0.25%         -2.0%
12/31/2014          2.16             0             0         0.25%          8.0%
12/31/2013          2.00             0             0         0.25%         21.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.72           118   $       322         0.00%         18.2%
12/31/2016          2.30           131           302         0.00%          7.1%
12/31/2015          2.15           150           322         0.00%         -1.8%
12/31/2014          2.19           402           878         0.00%          8.2%
12/31/2013          2.02           425           858         0.00%         21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.7%
    2016        0.8%
    2015        1.5%
    2014        2.3%
    2013        2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO INVESTOR CLASS - 02507F563

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    21,623,198  $     19,562,280        1,545,958
                                                      ================  ===============
Receivables: investments sold                 51,140
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    21,674,338
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   21,638,624        8,674,346  $         2.49
Band 100                                        --               --            2.55
Band 75                                         --               --            2.60
Band 50                                         --               --            2.66
Band 25                                         --               --            2.72
Band 0                                      35,714           12,848            2.78
                                    --------------  ---------------
 Total                              $   21,674,338        8,687,194
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       395,854
Mortality & expense charges                                                        (245,462)
                                                                            ----------------
Net investment income (loss)                                                        150,392
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            606,987
Realized gain distributions                                                         265,700
Net change in unrealized appreciation (depreciation)                              2,325,628
                                                                            ----------------
Net gain (loss)                                                                   3,198,315
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     3,348,707
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        150,392   $         36,912
Net realized gain (loss)                                          606,987            (70,266)
Realized gain distributions                                       265,700            589,266
Net change in unrealized appreciation (depreciation)            2,325,628            803,423
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,348,707          1,359,335
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        8,879,387          9,312,378
Cost of units redeemed                                        (12,640,755)        (6,782,528)
Account charges                                                   (23,996)           (25,017)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,785,364)         2,504,833
                                                         -----------------  -----------------
Net increase (decrease)                                          (436,657)         3,864,168
Net assets, beginning                                          22,110,995         18,246,827
                                                         -----------------  -----------------
Net assets, ending                                       $     21,674,338   $     22,110,995
                                                         =================  =================

Units sold                                                      3,862,406          4,566,350
Units redeemed                                                 (5,378,594)        (3,248,932)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,516,188)         1,317,418
Units outstanding, beginning                                   10,203,382          8,885,964
                                                         -----------------  -----------------
Units outstanding, ending                                       8,687,194         10,203,382
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     41,783,229
Cost of units redeemed/account charges                                           (26,904,961)
Net investment income (loss)                                                         796,604
Net realized gain (loss)                                                           1,751,702
Realized gain distributions                                                        2,186,846
Net change in unrealized appreciation (depreciation)                               2,060,918
                                                                            -----------------
Net assets                                                                  $     21,674,338
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.49         8,674   $    21,639         1.25%         17.1%
12/31/2016          2.13         8,433        17,961         1.25%          6.1%
12/31/2015          2.01         6,575        13,203         1.25%         -2.8%
12/31/2014          2.07         4,756         9,827         1.25%          7.2%
12/31/2013          1.93         3,693         7,114         1.25%         20.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.55             0   $         0         1.00%         17.4%
12/31/2016          2.17             0             0         1.00%          6.3%
12/31/2015          2.04             0             0         1.00%         -2.6%
12/31/2014          2.10             0             0         1.00%          7.5%
12/31/2013          1.95             0             0         1.00%         20.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.60             0   $         0         0.75%         17.7%
12/31/2016          2.21             0             0         0.75%          6.6%
12/31/2015          2.08             0             0         0.75%         -2.3%
12/31/2014          2.13             0             0         0.75%          7.8%
12/31/2013          1.97             0             0         0.75%         20.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.66             0   $         0         0.50%         18.0%
12/31/2016          2.26             0             0         0.50%          6.9%
12/31/2015          2.11             0             0         0.50%         -2.1%
12/31/2014          2.16             0             0         0.50%          8.1%
12/31/2013          2.00             0             0         0.50%         21.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.72             0   $         0         0.25%         18.3%
12/31/2016          2.30             0             0         0.25%          7.1%
12/31/2015          2.15             0             0         0.25%         -1.8%
12/31/2014          2.19             0             0         0.25%          8.3%
12/31/2013          2.02             0             0         0.25%         21.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.78            13   $        36         0.00%         18.6%
12/31/2016          2.34         1,770         4,150         0.00%          7.4%
12/31/2015          2.18         2,311         5,044         0.00%         -1.6%
12/31/2014          2.22         2,076         4,605         0.00%          8.6%
12/31/2013          2.04         1,901         3,882         0.00%         21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        1.2%
    2015        2.0%
    2014        2.5%
    2013        3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO A CLASS - 02507F399

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     7,477,703  $      6,637,502          499,427
                                                      ================  ===============
Receivables: investments sold                 18,696
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     7,496,399
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,460,886       4,541,564  $          1.64
Band 100                                     27,785          16,630             1.67
Band 75                                          --              --             1.70
Band 50                                          --              --             1.73
Band 25                                          --              --             1.76
Band 0                                        7,728           4,324             1.79
                                    ---------------  --------------
 Total                              $     7,496,399       4,562,518
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       108,721
Mortality & expense charges                                                         (84,887)
                                                                            ----------------
Net investment income (loss)                                                         23,834
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            172,143
Realized gain distributions                                                          71,084
Net change in unrealized appreciation (depreciation)                                803,951
                                                                            ----------------
Net gain (loss)                                                                   1,047,178
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,071,012
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         23,834   $        (15,016)
Net realized gain (loss)                                          172,143            (44,364)
Realized gain distributions                                        71,084            118,357
Net change in unrealized appreciation (depreciation)              803,951            256,980
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,071,012            315,957
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,288,517          3,144,748
Cost of units redeemed                                         (2,538,140)        (2,608,679)
Account charges                                                   (28,111)           (26,984)
                                                         -----------------  -----------------
Increase (decrease)                                               722,266            509,085
                                                         -----------------  -----------------
Net increase (decrease)                                         1,793,278            825,042
Net assets, beginning                                           5,703,121          4,878,079
                                                         -----------------  -----------------
Net assets, ending                                       $      7,496,399   $      5,703,121
                                                         =================  =================

Units sold                                                      2,158,318          2,374,146
Units redeemed                                                 (1,667,220)        (1,991,475)
                                                         -----------------  -----------------
Net increase (decrease)                                           491,098            382,671
Units outstanding, beginning                                    4,071,420          3,688,749
                                                         -----------------  -----------------
Units outstanding, ending                                       4,562,518          4,071,420
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    13,265,689
Cost of units redeemed/account charges                                           (7,391,841)
Net investment income (loss)                                                         75,875
Net realized gain (loss)                                                            297,863
Realized gain distributions                                                         408,612
Net change in unrealized appreciation (depreciation)                                840,201
                                                                            ----------------
Net assets                                                                  $     7,496,399
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/1/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.64         4,542   $     7,461         1.25%         17.3%
12/31/2016          1.40         4,051         5,674         1.25%          5.9%
12/31/2015          1.32         3,669         4,852         1.25%         -3.0%
12/31/2014          1.36         2,407         3,283         1.25%          7.2%
12/31/2013          1.27         1,223         1,556         1.25%         20.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.67            17   $        28         1.00%         17.6%
12/31/2016          1.42            17            24         1.00%          6.2%
12/31/2015          1.34            18            24         1.00%         -2.8%
12/31/2014          1.38            22            31         1.00%          7.5%
12/31/2013          1.28             0             0         1.00%         20.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.70             0   $         0         0.75%         17.9%
12/31/2016          1.44             0             0         0.75%          6.5%
12/31/2015          1.35             0             0         0.75%         -2.5%
12/31/2014          1.39             0             0         0.75%          7.7%
12/31/2013          1.29             0             0         0.75%         21.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.73             0   $         0         0.50%         18.2%
12/31/2016          1.46             0             0         0.50%          6.7%
12/31/2015          1.37             0             0         0.50%         -2.3%
12/31/2014          1.40             0             0         0.50%          8.0%
12/31/2013          1.30             0             0         0.50%         21.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.76             0   $         0         0.25%         18.5%
12/31/2016          1.48             0             0         0.25%          7.0%
12/31/2015          1.39             0             0         0.25%         -2.1%
12/31/2014          1.42             0             0         0.25%          8.3%
12/31/2013          1.31             0             0         0.25%         21.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.79             4   $         8         0.00%         18.8%
12/31/2016          1.50             4             5         0.00%          7.2%
12/31/2015          1.40             1             2         0.00%         -1.8%
12/31/2014          1.43            62            88         0.00%          8.5%
12/31/2013          1.32            30            40         0.00%         21.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        0.9%
    2015        1.7%
    2014        2.4%
    2013        2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        AMERICAN CENTURY DISCIPLINED GROWTH FUND A CLASS - 02507M642

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       481,457   $       411,802           21,191
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,474)
                                     ----------------
Net assets                           $       479,983
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       479,983         238,956  $         2.01
Band 100                                        --              --            2.04
Band 75                                         --              --            2.07
Band 50                                         --              --            2.09
Band 25                                         --              --            2.12
Band 0                                          --              --            2.15
                                   ---------------  --------------
 Total                             $       479,983         238,956
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         3,720
Mortality & expense charges                                                          (9,376)
                                                                            ----------------
Net investment income (loss)                                                         (5,656)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            130,250
Realized gain distributions                                                          39,599
Net change in unrealized appreciation (depreciation)                                 (3,973)
                                                                            ----------------
Net gain (loss)                                                                     165,876
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       160,220
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,656)  $         (6,176)
Net realized gain (loss)                                          130,250             11,077
Realized gain distributions                                        39,599                 --
Net change in unrealized appreciation (depreciation)               (3,973)            60,597
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 160,220             65,498
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          115,892            146,507
Cost of units redeemed                                           (726,033)          (261,009)
Account charges                                                    (1,113)              (626)
                                                         -----------------  -----------------
Increase (decrease)                                              (611,254)          (115,128)
                                                         -----------------  -----------------
Net increase (decrease)                                          (451,034)           (49,630)
Net assets, beginning                                             931,017            980,647
                                                         -----------------  -----------------
Net assets, ending                                       $        479,983   $        931,017
                                                         =================  =================

Units sold                                                         65,340             95,455
Units redeemed                                                   (402,035)          (167,668)
                                                         -----------------  -----------------
Net increase (decrease)                                          (336,695)           (72,213)
Units outstanding, beginning                                      575,651            647,864
                                                         -----------------  -----------------
Units outstanding, ending                                         238,956            575,651
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     1,502,462
Cost of units redeemed/account charges                                           (1,337,724)
Net investment income (loss)                                                        (28,543)
Net realized gain (loss)                                                            171,656
Realized gain distributions                                                         102,477
Net change in unrealized appreciation (depreciation)                                 69,655
                                                                            ----------------
Net assets                                                                  $       479,983
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01           239   $       480         1.25%         24.2%
12/31/2016          1.62           576           931         1.25%          6.8%
12/31/2015          1.51           648           981         1.25%         -3.0%
12/31/2014          1.56           457           713         1.25%         11.4%
12/31/2013          1.40           307           430         1.25%         32.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.04             0   $         0         1.00%         24.5%
12/31/2016          1.64             0             0         1.00%          7.1%
12/31/2015          1.53             0             0         1.00%         -2.8%
12/31/2014          1.57             0             0         1.00%         11.7%
12/31/2013          1.41             0             0         1.00%         33.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07             0   $         0         0.75%         24.8%
12/31/2016          1.65             0             0         0.75%          7.4%
12/31/2015          1.54             0             0         0.75%         -2.5%
12/31/2014          1.58             0             0         0.75%         11.9%
12/31/2013          1.41             0             0         0.75%         33.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.09             0   $         0         0.50%         25.1%
12/31/2016          1.67             0             0         0.50%          7.7%
12/31/2015          1.56             0             0         0.50%         -2.3%
12/31/2014          1.59             0             0         0.50%         12.2%
12/31/2013          1.42             0             0         0.50%         33.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.12             0   $         0         0.25%         25.4%
12/31/2016          1.69             0             0         0.25%          7.9%
12/31/2015          1.57             0             0         0.25%         -2.0%
12/31/2014          1.60             0             0         0.25%         12.5%
12/31/2013          1.42             0             0         0.25%         34.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.15             0   $         0         0.00%         25.8%
12/31/2016          1.71             0             0         0.00%          8.2%
12/31/2015          1.58             0             0         0.00%         -1.8%
12/31/2014          1.61             0             0         0.00%         12.8%
12/31/2013          1.43             0             0         0.00%         34.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        0.6%
    2015        0.2%
    2014        0.2%
    2013        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
AMERICAN CENTURY INTERNATIONAL CORE EQUITY FUND A CLASS - 02507M618 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.25
Band 100                                        --              --            1.25
Band 75                                         --              --            1.26
Band 50                                         --              --            1.27
Band 25                                         --              --            1.27
Band 0                                          --              --            1.28
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         1.25%         23.9%
12/31/2016          1.01             0             0         1.25%          0.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         1.00%         23.9%
12/31/2016          1.01             0             0         1.00%          1.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         0.75%         24.5%
12/31/2016          1.01             0             0         0.75%          1.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.50%         24.8%
12/31/2016          1.01             0             0         0.50%          1.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.25%         25.1%
12/31/2016          1.02             0             0         0.25%          1.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.00%         25.4%
12/31/2016          1.02             0             0         0.00%          1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
AMERICAN CENTURY INTERNAT. CORE EQUITY FD INVESTOR CLASS - 02507M568 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.26
Band 100                                        --              --            1.26
Band 75                                         --              --            1.27
Band 50                                         --              --            1.27
Band 25                                         --              --            1.28
Band 0                                          --              --            1.28
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         1.25%         24.2%
12/31/2016          1.01             0             0         1.25%          1.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         1.00%         24.6%
12/31/2016          1.01             0             0         1.00%          1.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.75%         24.9%
12/31/2016          1.01             0             0         0.75%          1.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.50%         25.2%
12/31/2016          1.01             0             0         0.50%          1.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.25%         25.5%
12/31/2016          1.02             0             0         0.25%          1.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.00%         25.8%
12/31/2016          1.02             0             0         0.00%          1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2060 PORTFOLIO A CLASS - 02507F167

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        639,912  $       604,254           50,461
                                                       ===============  ===============
Receivables: investments sold                   5,490
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        645,402
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       645,392         515,633  $         1.25
Band 100                                        --              --            1.26
Band 75                                         --              --            1.26
Band 50                                         --              --            1.27
Band 25                                         --              --            1.27
Band 0                                          10               8            1.28
                                   ---------------  --------------
 Total                             $       645,402         515,641
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          8,675
Mortality & expense charges                                                           (5,405)
                                                                            -----------------
Net investment income (loss)                                                           3,270
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              33,605
Realized gain distributions                                                            2,425
Net change in unrealized appreciation (depreciation)                                  35,024
                                                                            -----------------
Net gain (loss)                                                                       71,054
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         74,324
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,270   $          1,608
Net realized gain (loss)                                           33,605                 18
Realized gain distributions                                         2,425                278
Net change in unrealized appreciation (depreciation)               35,024                634
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  74,324              2,538
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          682,011            423,717
Cost of units redeemed                                           (529,023)            (3,077)
Account charges                                                    (4,381)              (707)
                                                         -----------------  -----------------
Increase (decrease)                                               148,607            419,933
                                                         -----------------  -----------------
Net increase (decrease)                                           222,931            422,471
Net assets, beginning                                             422,471                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        645,402   $        422,471
                                                         =================  =================

Units sold                                                        585,172            400,432
Units redeemed                                                   (466,248)            (3,715)
                                                         -----------------  -----------------
Net increase (decrease)                                           118,924            396,717
Units outstanding, beginning                                      396,717                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         515,641            396,717
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,105,728
Cost of units redeemed/account charges                                              (537,188)
Net investment income (loss)                                                           4,878
Net realized gain (loss)                                                              33,623
Realized gain distributions                                                            2,703
Net change in unrealized appreciation (depreciation)                                  35,658
                                                                            -----------------
Net assets                                                                  $        645,402
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25           516   $       645         1.25%         17.5%
12/31/2016          1.06           397           422         1.25%          6.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         1.00%         17.8%
12/31/2016          1.07             0             0         1.00%          6.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         0.75%         18.1%
12/31/2016          1.07             0             0         0.75%          6.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.50%         18.4%
12/31/2016          1.07             0             0         0.50%          7.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.25%         18.7%
12/31/2016          1.07             0             0         0.25%          7.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.00%         19.0%
12/31/2016          1.07             0             0         0.00%          7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE 2060 PORTFOLIO INVESTOR CLASS - 02507F191

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        664,327  $       625,723           52,402
                                                       ===============  ===============
Receivables: investments sold                   5,902
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        670,229
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       669,218         532,520  $         1.26
Band 100                                        --              --            1.26
Band 75                                         --              --            1.27
Band 50                                         --              --            1.27
Band 25                                         --              --            1.28
Band 0                                       1,011             788            1.28
                                   ---------------  --------------
 Total                             $       670,229         533,308
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         10,502
Mortality & expense charges                                                           (5,013)
                                                                            -----------------
Net investment income (loss)                                                           5,489
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              26,149
Realized gain distributions                                                            2,643
Net change in unrealized appreciation (depreciation)                                  40,877
                                                                            -----------------
Net gain (loss)                                                                       69,669
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         75,158
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,489   $          2,705
Net realized gain (loss)                                           26,149                150
Realized gain distributions                                         2,643                223
Net change in unrealized appreciation (depreciation)               40,877             (2,273)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  75,158                805
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          800,505            320,723
Cost of units redeemed                                           (518,148)            (5,470)
Account charges                                                    (2,653)              (691)
                                                         -----------------  -----------------
Increase (decrease)                                               279,704            314,562
                                                         -----------------  -----------------
Net increase (decrease)                                           354,862            315,367
Net assets, beginning                                             315,367                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        670,229   $        315,367
                                                         =================  =================

Units sold                                                        688,717            300,104
Units redeemed                                                   (449,585)            (5,928)
                                                         -----------------  -----------------
Net increase (decrease)                                           239,132            294,176
Units outstanding, beginning                                      294,176                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         533,308            294,176
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,121,228
Cost of units redeemed/account charges                                              (526,962)
Net investment income (loss)                                                           8,194
Net realized gain (loss)                                                              26,299
Realized gain distributions                                                            2,866
Net change in unrealized appreciation (depreciation)                                  38,604
                                                                            -----------------
Net assets                                                                  $        670,229
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26           533   $       669         1.25%         17.8%
12/31/2016          1.07           103           110         1.25%          6.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         1.00%         18.1%
12/31/2016          1.07             0             0         1.00%          6.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.75%         18.4%
12/31/2016          1.07             0             0         0.75%          7.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.50%         18.7%
12/31/2016          1.07             0             0         0.50%          7.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.25%         19.0%
12/31/2016          1.07             0             0         0.25%          7.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             1   $         1         0.00%         19.3%
12/31/2016          1.07           191           205         0.00%          7.5%


The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.1%
    2016        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY EMERGING MARKETS FUND R6 CLASS - 025086422

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       148,953  $        146,668           11,760
                                                      ================  ===============
Receivables: investments sold                    165
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       149,118
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       149,118         105,607  $         1.41
Band 100                                        --              --            1.42
Band 75                                         --              --            1.42
Band 50                                         --              --            1.42
Band 25                                         --              --            1.43
Band 0                                          --              --            1.43
                                   ---------------  --------------
 Total                             $       149,118         105,607
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $              --
Mortality & expense charges                                                                  (83)
                                                                               ------------------
Net investment income (loss)                                                                 (83)
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                       2,285
                                                                               ------------------
Net gain (loss)                                                                            2,284
                                                                               ------------------

Increase (decrease) in net assets from operations                              $           2,201
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (83)  $             --
Net realized gain (loss)                                               (1)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                2,285                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   2,201                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          240,613                 --
Cost of units redeemed                                            (93,696)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                               146,917                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           149,118                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        149,118   $             --
                                                         =================  ================

Units sold                                                        172,951                 --
Units redeemed                                                    (67,344)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           105,607                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         105,607                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $         240,613
Cost of units redeemed/account charges                                                   (93,696)
Net investment income (loss)                                                                 (83)
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                       2,285
                                                                               ------------------
Net assets                                                                     $         149,118
                                                                               ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41           106   $       149         1.25%         44.5%
12/31/2016          0.98             0             0         1.25%         -2.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0   $         0         1.00%         44.9%
12/31/2016          0.98             0             0         1.00%         -2.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0   $         0         0.75%         45.3%
12/31/2016          0.98             0             0         0.75%         -2.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0   $         0         0.50%         45.6%
12/31/2016          0.98             0             0         0.50%         -2.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         0.25%         46.0%
12/31/2016          0.98             0             0         0.25%         -2.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         0.00%         46.4%
12/31/2016          0.98             0             0         0.00%         -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY EQUITY INCOME FUND R6 CLASS - 025076373

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       26,541   $        28,422            2,935
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (327)
                                     ---------------
Net assets                           $       26,214
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       26,214          23,205  $          1.13
Band 100                                        --              --             1.13
Band 75                                         --              --             1.14
Band 50                                         --              --             1.14
Band 25                                         --              --             1.14
Band 0                                          --              --             1.14
                                    --------------  --------------
 Total                              $       26,214          23,205
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            174
Mortality & expense charges                                                              (34)
                                                                            -----------------
Net investment income (loss)                                                             140
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                            2,404
Net change in unrealized appreciation (depreciation)                                  (1,881)
                                                                            -----------------
Net gain (loss)                                                                          523
                                                                            -----------------

Increase (decrease) in net assets from operations                           $            663
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            140   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                         2,404                 --
Net change in unrealized appreciation (depreciation)               (1,881)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     663                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           25,877                 --
Cost of units redeemed                                               (326)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                25,551                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            26,214                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         26,214   $             --
                                                         =================  ================

Units sold                                                         23,494                 --
Units redeemed                                                       (289)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            23,205                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          23,205                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $         25,877
Cost of units redeemed/account charges                                                  (326)
Net investment income (loss)                                                             140
Net realized gain (loss)                                                                  --
Realized gain distributions                                                            2,404
Net change in unrealized appreciation (depreciation)                                  (1,881)
                                                                            -----------------
Net assets                                                                  $         26,214
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13            23   $        26         1.25%         12.4%
12/31/2016          1.00             0             0         1.25%          0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         1.00%         12.7%
12/31/2016          1.01             0             0         1.00%          0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.75%         13.0%
12/31/2016          1.01             0             0         0.75%          0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.50%         13.3%
12/31/2016          1.01             0             0         0.50%          0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.25%         13.5%
12/31/2016          1.01             0             0         0.25%          0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.00%         13.8%
12/31/2016          1.01             0             0         0.00%          0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        AMERICAN CENTURY GROWTH FUND R6 CLASS - 02508H519 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.28
Band 100                                        --              --            1.28
Band 75                                         --              --            1.29
Band 50                                         --              --            1.29
Band 25                                         --              --            1.29
Band 0                                          --              --            1.30
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         1.25%         29.0%
12/31/2016          0.99             0             0         1.25%         -0.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         1.00%         29.3%
12/31/2016          0.99             0             0         1.00%         -0.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.75%         29.6%
12/31/2016          0.99             0             0         0.75%         -0.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.50%         29.9%
12/31/2016          0.99             0             0         0.50%         -0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.25%         30.3%
12/31/2016          0.99             0             0         0.25%         -0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.00%         30.6%
12/31/2016          0.99             0             0         0.00%         -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             AMERICAN CENTURY HERITAGE FUND R6 CLASS - 02508H493

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       411,254  $        411,193           17,096
                                                      ================  ===============
Receivables: investments sold                    256
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       411,510
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       411,510         348,968  $         1.18
Band 100                                        --              --            1.18
Band 75                                         --              --            1.19
Band 50                                         --              --            1.19
Band 25                                         --              --            1.19
Band 0                                          --              --            1.19
                                   ---------------  --------------
 Total                             $       411,510         348,968
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $              --
Mortality & expense charges                                                                 (116)
                                                                               ------------------
Net investment income (loss)                                                                (116)
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                  189
Net change in unrealized appreciation (depreciation)                                          61
                                                                               ------------------
Net gain (loss)                                                                              249
                                                                               ------------------

Increase (decrease) in net assets from operations                              $             133
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (116)  $             --
Net realized gain (loss)                                               (1)                --
Realized gain distributions                                           189                 --
Net change in unrealized appreciation (depreciation)                   61                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     133                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          411,442                 --
Cost of units redeemed                                                (43)                --
Account charges                                                       (22)                --
                                                         -----------------  ----------------
Increase (decrease)                                               411,377                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           411,510                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        411,510   $             --
                                                         =================  ================

Units sold                                                        349,023                 --
Units redeemed                                                        (55)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           348,968                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         348,968                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $         411,442
Cost of units redeemed/account charges                                                       (65)
Net investment income (loss)                                                                (116)
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                  189
Net change in unrealized appreciation (depreciation)                                          61
                                                                               ------------------
Net assets                                                                     $         411,510
                                                                               ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18           349   $       412         1.25%         20.8%
12/31/2016          0.98             0             0         1.25%         -2.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         1.00%         21.1%
12/31/2016          0.98             0             0         1.00%         -2.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.75%         21.4%
12/31/2016          0.98             0             0         0.75%         -2.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.50%         21.7%
12/31/2016          0.98             0             0         0.50%         -2.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.25%         22.0%
12/31/2016          0.98             0             0         0.25%         -2.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.00%         22.3%
12/31/2016          0.98             0             0         0.00%         -2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO R6 CLASS - 02507J201

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,816,987  $     2,800,057          245,270
                                                       ===============  ===============
Receivables: investments sold                   1,165
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,818,152
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,818,152       2,577,289  $          1.09
Band 100                                         --              --             1.10
Band 75                                          --              --             1.10
Band 50                                          --              --             1.10
Band 25                                          --              --             1.11
Band 0                                           --              --             1.11
                                    ---------------  --------------
 Total                              $     2,818,152       2,577,289
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         57,122
Mortality & expense charges                                                           (12,460)
                                                                             -----------------
Net investment income (loss)                                                           44,662
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  150
Realized gain distributions                                                            24,767
Net change in unrealized appreciation (depreciation)                                   16,930
                                                                             -----------------
Net gain (loss)                                                                        41,847
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         86,509
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         44,662   $             --
Net realized gain (loss)                                              150                 --
Realized gain distributions                                        24,767                 --
Net change in unrealized appreciation (depreciation)               16,930                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  86,509                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,736,186                 --
Cost of units redeemed                                             (4,404)                --
Account charges                                                      (139)                --
                                                         -----------------  ----------------
Increase (decrease)                                             2,731,643                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,818,152                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      2,818,152   $             --
                                                         =================  ================

Units sold                                                      4,879,453                 --
Units redeemed                                                 (2,302,164)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,577,289                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       2,577,289                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,736,186
Cost of units redeemed/account charges                                                 (4,543)
Net investment income (loss)                                                           44,662
Net realized gain (loss)                                                                  150
Realized gain distributions                                                            24,767
Net change in unrealized appreciation (depreciation)                                   16,930
                                                                             -----------------
Net assets                                                                   $      2,818,152
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09         2,577   $     2,818         1.25%          9.7%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         1.00%         10.0%
12/31/2016          1.00             0             0         1.00%         -0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.75%         10.3%
12/31/2016          1.00             0             0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.50%         10.6%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.25%         10.8%
12/31/2016          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.00%         11.1%
12/31/2016          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO R6 CLASS - 02507J300

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,092,467  $      1,084,959           92,693
                                                      ================  ===============
Receivables: investments sold                    384
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,092,851
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,092,851         988,533  $          1.11
Band 100                                        --              --             1.11
Band 75                                         --              --             1.11
Band 50                                         --              --             1.11
Band 25                                         --              --             1.12
Band 0                                          --              --             1.12
                                    --------------  --------------
 Total                              $    1,092,851         988,533
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         22,980
Mortality & expense charges                                                           (4,455)
                                                                            -----------------
Net investment income (loss)                                                          18,525
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                            9,089
Net change in unrealized appreciation (depreciation)                                   7,508
                                                                            -----------------
Net gain (loss)                                                                       16,597
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         35,122
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         18,525   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                         9,089                 --
Net change in unrealized appreciation (depreciation)                7,508                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  35,122                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,070,132                 --
Cost of units redeemed                                            (12,339)                --
Account charges                                                       (64)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,057,729                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,092,851                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,092,851   $             --
                                                         =================  ================

Units sold                                                      1,797,044                 --
Units redeemed                                                   (808,511)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           988,533                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         988,533                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,070,132
Cost of units redeemed/account charges                                               (12,403)
Net investment income (loss)                                                          18,525
Net realized gain (loss)                                                                  --
Realized gain distributions                                                            9,089
Net change in unrealized appreciation (depreciation)                                   7,508
                                                                            -----------------
Net assets                                                                  $      1,092,851
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11           989   $     1,093         1.25%         11.2%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%         11.4%
12/31/2016          0.99             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.75%         11.7%
12/31/2016          0.99             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.50%         12.0%
12/31/2016          0.99             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.25%         12.3%
12/31/2016          1.00             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.00%         12.6%
12/31/2016          1.00             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO R6 CLASS - 02507J409

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,975,975  $      1,963,191          165,009
                                                      ================  ===============
Receivables: investments sold                    841
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,976,816
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,976,816       1,771,194  $          1.12
Band 100                                         --              --             1.12
Band 75                                          --              --             1.12
Band 50                                          --              --             1.12
Band 25                                          --              --             1.13
Band 0                                           --              --             1.13
                                    ---------------  --------------
 Total                              $     1,976,816       1,771,194
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         40,159
Mortality & expense charges                                                            (9,005)
                                                                             -----------------
Net investment income (loss)                                                           31,154
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,849
Realized gain distributions                                                            18,657
Net change in unrealized appreciation (depreciation)                                   12,784
                                                                             -----------------
Net gain (loss)                                                                        38,290
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         69,444
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         31,154   $             --
Net realized gain (loss)                                            6,849                 --
Realized gain distributions                                        18,657                 --
Net change in unrealized appreciation (depreciation)               12,784                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  69,444                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,796,360                 --
Cost of units redeemed                                           (888,846)                --
Account charges                                                      (142)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,907,372                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,976,816                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,976,816   $             --
                                                         =================  ================

Units sold                                                      5,812,177                 --
Units redeemed                                                 (4,040,983)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,771,194                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,771,194                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,796,360
Cost of units redeemed/account charges                                               (888,988)
Net investment income (loss)                                                           31,154
Net realized gain (loss)                                                                6,849
Realized gain distributions                                                            18,657
Net change in unrealized appreciation (depreciation)                                   12,784
                                                                             -----------------
Net assets                                                                   $      1,976,816
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12         1,771   $     1,977         1.25%         12.3%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         1.00%         12.6%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.75%         12.9%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.50%         13.2%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.25%         13.5%
12/31/2016          0.99             0             0         0.25%         -0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.00%         13.7%
12/31/2016          0.99             0             0         0.00%         -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO R6 CLASS - 02507J508

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       545,089  $        539,368           44,728
                                                      ================  ===============
Receivables: investments sold                    152
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       545,241
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       545,241         483,150  $         1.13
Band 100                                        --              --            1.13
Band 75                                         --              --            1.13
Band 50                                         --              --            1.14
Band 25                                         --              --            1.14
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $       545,241         483,150
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         11,605
Mortality & expense charges                                                            (2,051)
                                                                             -----------------
Net investment income (loss)                                                            9,554
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  911
Realized gain distributions                                                             3,862
Net change in unrealized appreciation (depreciation)                                    5,721
                                                                             -----------------
Net gain (loss)                                                                        10,494
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         20,048
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          9,554   $             --
Net realized gain (loss)                                              911                 --
Realized gain distributions                                         3,862                 --
Net change in unrealized appreciation (depreciation)                5,721                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  20,048                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          572,674                 --
Cost of units redeemed                                            (47,329)                --
Account charges                                                      (152)                --
                                                         -----------------  ----------------
Increase (decrease)                                               525,193                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           545,241                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        545,241   $             --
                                                         =================  ================

Units sold                                                        885,559                 --
Units redeemed                                                   (402,409)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           483,150                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         483,150                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        572,674
Cost of units redeemed/account charges                                                (47,481)
Net investment income (loss)                                                            9,554
Net realized gain (loss)                                                                  911
Realized gain distributions                                                             3,862
Net change in unrealized appreciation (depreciation)                                    5,721
                                                                             -----------------
Net assets                                                                   $        545,241
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13           483   $       545         1.25%         13.5%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         1.00%         13.8%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.75%         14.1%
12/31/2016          0.99             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.50%         14.4%
12/31/2016          0.99             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.25%         14.6%
12/31/2016          0.99             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.00%         14.9%
12/31/2016          1.00             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO R6 CLASS - 02507J607

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,384,238  $      1,355,905          111,495
                                                      ================  ===============
Receivables: investments sold                    540
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,384,778
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,384,778       1,213,384  $          1.14
Band 100                                         --              --             1.14
Band 75                                          --              --             1.15
Band 50                                          --              --             1.15
Band 25                                          --              --             1.15
Band 0                                           --              --             1.16
                                    ---------------  --------------
 Total                              $     1,384,778       1,213,384
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         28,445
Mortality & expense charges                                                            (6,016)
                                                                             -----------------
Net investment income (loss)                                                           22,429
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,512
Realized gain distributions                                                            13,035
Net change in unrealized appreciation (depreciation)                                   28,333
                                                                             -----------------
Net gain (loss)                                                                        42,880
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         65,309
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         22,429   $             --
Net realized gain (loss)                                            1,512                 --
Realized gain distributions                                        13,035                 --
Net change in unrealized appreciation (depreciation)               28,333                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  65,309                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,404,712                 --
Cost of units redeemed                                            (85,187)                --
Account charges                                                       (56)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,319,469                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,384,778                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,384,778   $             --
                                                         =================  ================

Units sold                                                      2,363,323                 --
Units redeemed                                                 (1,149,939)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,213,384                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,213,384                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,404,712
Cost of units redeemed/account charges                                                (85,243)
Net investment income (loss)                                                           22,429
Net realized gain (loss)                                                                1,512
Realized gain distributions                                                            13,035
Net change in unrealized appreciation (depreciation)                                   28,333
                                                                             -----------------
Net assets                                                                   $      1,384,778
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14         1,213   $     1,385         1.25%         14.9%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         1.00%         15.1%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.75%         15.4%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.50%         15.7%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.25%         16.0%
12/31/2016          0.99             0             0         0.25%         -0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.00%         16.3%
12/31/2016          0.99             0             0         0.00%         -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO R6 CLASS - 02507J706

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       821,057  $        802,506           65,242
                                                      ================  ===============
Receivables: investments sold                    345
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       821,402
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       821,402         711,280  $         1.15
Band 100                                        --              --            1.16
Band 75                                         --              --            1.16
Band 50                                         --              --            1.16
Band 25                                         --              --            1.17
Band 0                                          --              --            1.17
                                   ---------------  --------------
 Total                             $       821,402         711,280
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         19,508
Mortality & expense charges                                                            (3,604)
                                                                             -----------------
Net investment income (loss)                                                           15,904
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  203
Realized gain distributions                                                             8,595
Net change in unrealized appreciation (depreciation)                                   18,551
                                                                             -----------------
Net gain (loss)                                                                        27,349
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         43,253
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         15,904   $             --
Net realized gain (loss)                                              203                 --
Realized gain distributions                                         8,595                 --
Net change in unrealized appreciation (depreciation)               18,551                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  43,253                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          788,677                 --
Cost of units redeemed                                            (10,436)                --
Account charges                                                       (92)                --
                                                         -----------------  ----------------
Increase (decrease)                                               778,149                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           821,402                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        821,402   $             --
                                                         =================  ================

Units sold                                                      1,352,854                 --
Units redeemed                                                   (641,574)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           711,280                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         711,280                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        788,677
Cost of units redeemed/account charges                                                (10,528)
Net investment income (loss)                                                           15,904
Net realized gain (loss)                                                                  203
Realized gain distributions                                                             8,595
Net change in unrealized appreciation (depreciation)                                   18,551
                                                                             -----------------
Net assets                                                                   $        821,402
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15           711   $       821         1.25%         16.4%
12/31/2016          0.99             0             0         1.25%         -0.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         1.00%         16.7%
12/31/2016          0.99             0             0         1.00%         -0.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.75%         17.0%
12/31/2016          0.99             0             0         0.75%         -0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.50%         17.3%
12/31/2016          0.99             0             0         0.50%         -0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.25%         17.6%
12/31/2016          0.99             0             0         0.25%         -0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.00%         17.8%
12/31/2016          0.99             0             0         0.00%         -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO R6 CLASS - 02507J805

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       531,124  $        515,345           41,672
                                                      ================  ===============
Receivables: investments sold                    202
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       531,326
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       531,326         456,176  $         1.16
Band 100                                        --              --            1.17
Band 75                                         --              --            1.17
Band 50                                         --              --            1.17
Band 25                                         --              --            1.18
Band 0                                          --              --            1.18
                                   ---------------  --------------
 Total                             $       531,326         456,176
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         10,496
Mortality & expense charges                                                            (2,209)
                                                                             -----------------
Net investment income (loss)                                                            8,287
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  206
Realized gain distributions                                                             3,976
Net change in unrealized appreciation (depreciation)                                   15,779
                                                                             -----------------
Net gain (loss)                                                                        19,961
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         28,248
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          8,287   $             --
Net realized gain (loss)                                              206                 --
Realized gain distributions                                         3,976                 --
Net change in unrealized appreciation (depreciation)               15,779                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  28,248                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          527,288                 --
Cost of units redeemed                                            (24,057)                --
Account charges                                                      (153)                --
                                                         -----------------  ----------------
Increase (decrease)                                               503,078                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           531,326                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        531,326   $             --
                                                         =================  ================

Units sold                                                        870,184                 --
Units redeemed                                                   (414,008)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           456,176                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         456,176                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        527,288
Cost of units redeemed/account charges                                                (24,210)
Net investment income (loss)                                                            8,287
Net realized gain (loss)                                                                  206
Realized gain distributions                                                             3,976
Net change in unrealized appreciation (depreciation)                                   15,779
                                                                             -----------------
Net assets                                                                   $        531,326
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16           456   $       531         1.25%         17.5%
12/31/2016          0.99             0             0         1.25%         -0.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         1.00%         17.7%
12/31/2016          0.99             0             0         1.00%         -0.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.75%         18.0%
12/31/2016          0.99             0             0         0.75%         -0.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.50%         18.3%
12/31/2016          0.99             0             0         0.50%         -0.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.25%         18.6%
12/31/2016          0.99             0             0         0.25%         -0.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.00%         18.9%
12/31/2016          0.99             0             0         0.00%         -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO R6 CLASS - 02507J888

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        226,557  $       221,291           17,393
                                                       ===============  ===============
Receivables: investments sold                      82
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        226,639
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       226,639         193,773  $         1.17
Band 100                                        --              --            1.17
Band 75                                         --              --            1.18
Band 50                                         --              --            1.18
Band 25                                         --              --            1.18
Band 0                                          --              --            1.19
                                   ---------------  --------------
 Total                             $       226,639         193,773
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          4,541
Mortality & expense charges                                                              (866)
                                                                             -----------------
Net investment income (loss)                                                            3,675
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  604
Realized gain distributions                                                             1,852
Net change in unrealized appreciation (depreciation)                                    5,266
                                                                             -----------------
Net gain (loss)                                                                         7,722
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         11,397
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,675   $             --
Net realized gain (loss)                                              604                 --
Realized gain distributions                                         1,852                 --
Net change in unrealized appreciation (depreciation)                5,266                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  11,397                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          235,623                 --
Cost of units redeemed                                            (20,057)                --
Account charges                                                      (324)                --
                                                         -----------------  ----------------
Increase (decrease)                                               215,242                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           226,639                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        226,639   $             --
                                                         =================  ================

Units sold                                                        341,102                 --
Units redeemed                                                   (147,329)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           193,773                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         193,773                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        235,623
Cost of units redeemed/account charges                                                (20,381)
Net investment income (loss)                                                            3,675
Net realized gain (loss)                                                                  604
Realized gain distributions                                                             1,852
Net change in unrealized appreciation (depreciation)                                    5,266
                                                                             -----------------
Net assets                                                                   $        226,639
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17           194   $       227         1.25%         17.9%
12/31/2016          0.99             0             0         1.25%         -0.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         1.00%         18.2%
12/31/2016          0.99             0             0         1.00%         -0.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.75%         18.5%
12/31/2016          0.99             0             0         0.75%         -0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.50%         18.8%
12/31/2016          0.99             0             0         0.50%         -0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.25%         19.1%
12/31/2016          0.99             0             0         0.25%         -0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.00%         19.4%
12/31/2016          0.99             0             0         0.00%         -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2060 PORTFOLIO R6 CLASS - 02507J870

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         5,497  $         5,261               428
                                                       ===============   ===============
Receivables: investments sold                       2
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         5,499
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         5,499            4,693  $         1.17
Band 100                                         --               --            1.17
Band 75                                          --               --            1.18
Band 50                                          --               --            1.18
Band 25                                          --               --            1.18
Band 0                                           --               --            1.19
                                    ---------------  ---------------
 Total                              $         5,499            4,693
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             97
Mortality & expense charges                                                                (26)
                                                                              -----------------
Net investment income (loss)                                                                71
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    32
Realized gain distributions                                                                 19
Net change in unrealized appreciation (depreciation)                                       236
                                                                              -----------------
Net gain (loss)                                                                            287
                                                                              -----------------

Increase (decrease) in net assets from operations                             $            358
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             71   $             --
Net realized gain (loss)                                               32                 --
Realized gain distributions                                            19                 --
Net change in unrealized appreciation (depreciation)                  236                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     358                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            7,089                 --
Cost of units redeemed                                             (1,908)                --
Account charges                                                       (40)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 5,141                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             5,499                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          5,499   $             --
                                                         =================  ================

Units sold                                                         12,326                 --
Units redeemed                                                     (7,633)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             4,693                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           4,693                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $          7,089
Cost of units redeemed/account charges                                                  (1,948)
Net investment income (loss)                                                                71
Net realized gain (loss)                                                                    32
Realized gain distributions                                                                 19
Net change in unrealized appreciation (depreciation)                                       236
                                                                              -----------------
Net assets                                                                    $          5,499
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             5   $         5         1.25%         18.2%
12/31/2016          0.99             0             0         1.25%         -0.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         1.00%         18.5%
12/31/2016          0.99             0             0         1.00%         -0.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.75%         18.8%
12/31/2016          0.99             0             0         0.75%         -0.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.50%         19.1%
12/31/2016          0.99             0             0         0.50%         -0.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.25%         19.4%
12/31/2016          0.99             0             0         0.25%         -0.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.00%         19.7%
12/31/2016          0.99             0             0         0.00%         -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY MID CAP VALUE FUND R6 CLASS - 025076357

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    1,319,950   $     1,349,638           75,330
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                (164)
                                     ---------------
Net assets                           $    1,319,786
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,319,786       1,212,364  $          1.09
Band 100                                         --              --             1.09
Band 75                                          --              --             1.09
Band 50                                          --              --             1.10
Band 25                                          --              --             1.10
Band 0                                           --              --             1.10
                                    ---------------  --------------
 Total                              $     1,319,786       1,212,364
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         33,479
Mortality & expense charges                                                          (17,513)
                                                                            -----------------
Net investment income (loss)                                                          15,966
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              45,711
Realized gain distributions                                                           96,477
Net change in unrealized appreciation (depreciation)                                 (29,688)
                                                                            -----------------
Net gain (loss)                                                                      112,500
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        128,466
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         15,966   $             --
Net realized gain (loss)                                           45,711                 --
Realized gain distributions                                        96,477                 --
Net change in unrealized appreciation (depreciation)              (29,688)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 128,466                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        3,044,356                 --
Cost of units redeemed                                         (1,849,225)                --
Account charges                                                    (3,811)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,191,320                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,319,786                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,319,786   $             --
                                                         =================  ================

Units sold                                                      2,989,506                 --
Units redeemed                                                 (1,777,142)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,212,364                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,212,364                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      3,044,356
Cost of units redeemed/account charges                                            (1,853,036)
Net investment income (loss)                                                          15,966
Net realized gain (loss)                                                              45,711
Realized gain distributions                                                           96,477
Net change in unrealized appreciation (depreciation)                                 (29,688)
                                                                            -----------------
Net assets                                                                  $      1,319,786
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09         1,212  $     1,320        1.25%         10.6%
12/31/2016          0.98             0            0        1.25%         -1.6%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09             0  $         0        1.00%         10.9%
12/31/2016          0.98             0            0        1.00%         -1.5%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09             0  $         0        0.75%         11.1%
12/31/2016          0.98             0            0        0.75%         -1.5%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10             0  $         0        0.50%         11.4%
12/31/2016          0.98             0            0        0.50%         -1.5%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10             0  $         0        0.25%         11.7%
12/31/2016          0.99             0            0        0.25%         -1.5%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10             0  $         0        0.00%         12.0%
12/31/2016          0.99             0            0        0.00%         -1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY REAL ESTATE FUND R6 CLASS - 025076282

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       534,341   $       549,810           18,851
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,222)
                                     ----------------
Net assets                           $       533,119
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       533,119         508,731  $         1.05
Band 100                                        --              --            1.05
Band 75                                         --              --            1.05
Band 50                                         --              --            1.06
Band 25                                         --              --            1.06
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $       533,119         508,731
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,755
Mortality & expense charges                                                            (2,120)
                                                                             -----------------
Net investment income (loss)                                                             (365)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,652
Realized gain distributions                                                            22,516
Net change in unrealized appreciation (depreciation)                                  (15,469)
                                                                             -----------------
Net gain (loss)                                                                        10,699
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         10,334
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (365)  $             --
Net realized gain (loss)                                            3,652                 --
Realized gain distributions                                        22,516                 --
Net change in unrealized appreciation (depreciation)              (15,469)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  10,334                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          632,314                 --
Cost of units redeemed                                           (109,472)                --
Account charges                                                       (57)                --
                                                         -----------------  ----------------
Increase (decrease)                                               522,785                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           533,119                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        533,119   $             --
                                                         =================  ================

Units sold                                                        613,734                 --
Units redeemed                                                   (105,003)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           508,731                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         508,731                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        632,314
Cost of units redeemed/account charges                                               (109,529)
Net investment income (loss)                                                             (365)
Net realized gain (loss)                                                                3,652
Realized gain distributions                                                            22,516
Net change in unrealized appreciation (depreciation)                                  (15,469)
                                                                             -----------------
Net assets                                                                   $        533,119
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.05           509  $       533        1.25%          4.2%
12/31/2016          1.01             0            0        1.25%          0.5%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.05             0  $         0        1.00%          4.5%
12/31/2016          1.01             0            0        1.00%          0.6%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.05             0  $         0        0.75%          4.8%
12/31/2016          1.01             0            0        0.75%          0.6%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.06             0  $         0        0.50%          5.0%
12/31/2016          1.01             0            0        0.50%          0.6%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.06             0  $         0        0.25%          5.3%
12/31/2016          1.01             0            0        0.25%          0.6%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.06             0  $         0        0.00%          5.5%
12/31/2016          1.01             0            0        0.00%          0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   AMERICAN CENTURY SMALL CAP VALUE FUND R6 CLASS - 025076324 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.09
Band 100                                        --              --            1.09
Band 75                                         --              --            1.10
Band 50                                         --              --            1.10
Band 25                                         --              --            1.10
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09             0  $         0        1.25%          9.2%
12/31/2016          1.00             0            0        1.25%         -0.2%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09             0  $         0        1.00%          9.5%
12/31/2016          1.00             0            0        1.00%         -0.1%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10             0  $         0        0.75%          9.7%
12/31/2016          1.00             0            0        0.75%         -0.1%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10             0  $         0        0.50%         10.0%
12/31/2016          1.00             0            0        0.50%         -0.1%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10             0  $         0        0.25%         10.3%
12/31/2016          1.00             0            0        0.25%         -0.1%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10             0  $         0        0.00%         10.6%
12/31/2016          1.00             0            0        0.00%         -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY STRATEGIC ALLOC.: AGGRESSIVE FD. R6 CL. - 025085622

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       639,858  $        669,807           77,790
                                                      ================  ===============
Receivables: investments sold                    361
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       640,219
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       640,219         546,683  $         1.17
Band 100                                        --              --            1.17
Band 75                                         --              --            1.18
Band 50                                         --              --            1.18
Band 25                                         --              --            1.18
Band 0                                          --              --            1.19
                                   ---------------  --------------
 Total                             $       640,219         546,683
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        10,836
Mortality & expense charges                                                         (24,977)
                                                                            ----------------
Net investment income (loss)                                                        (14,141)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            313,018
Realized gain distributions                                                          50,328
Net change in unrealized appreciation (depreciation)                                (29,949)
                                                                            ----------------
Net gain (loss)                                                                     333,397
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       319,256
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (14,141)  $             --
Net realized gain (loss)                                          313,018                 --
Realized gain distributions                                        50,328                 --
Net change in unrealized appreciation (depreciation)              (29,949)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 319,256                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        3,983,554                 --
Cost of units redeemed                                         (3,662,482)                --
Account charges                                                      (109)                --
                                                         -----------------  ----------------
Increase (decrease)                                               320,963                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           640,219                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        640,219   $             --
                                                         =================  ================

Units sold                                                      3,763,356                 --
Units redeemed                                                 (3,216,673)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           546,683                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         546,683                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     3,983,554
Cost of units redeemed/account charges                                           (3,662,591)
Net investment income (loss)                                                        (14,141)
Net realized gain (loss)                                                            313,018
Realized gain distributions                                                          50,328
Net change in unrealized appreciation (depreciation)                                (29,949)
                                                                            ----------------
Net assets                                                                  $       640,219
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.17           547  $       640        1.25%         18.1%
12/31/2016          0.99             0            0        1.25%         -0.8%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.17             0  $         0        1.00%         18.4%
12/31/2016          0.99             0            0        1.00%         -0.8%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.18             0  $         0        0.75%         18.7%
12/31/2016          0.99             0            0        0.75%         -0.8%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.18             0  $         0        0.50%         19.0%
12/31/2016          0.99             0            0        0.50%         -0.8%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.18             0  $         0        0.25%         19.2%
12/31/2016          0.99             0            0        0.25%         -0.8%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.19             0  $         0        0.00%         19.5%
12/31/2016          0.99             0            0        0.00%         -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY STRATEGIC ALLOC.: MODERATE FD. R6 CLASS - 025085630

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       729,767   $       780,354          105,216
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (7,984)
                                     ----------------
Net assets                           $       721,783
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       721,783         636,070  $         1.13
Band 100                                        --              --            1.14
Band 75                                         --              --            1.14
Band 50                                         --              --            1.14
Band 25                                         --              --            1.15
Band 0                                          --              --            1.15
                                   ---------------  --------------
 Total                             $       721,783         636,070
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        30,225
Mortality & expense charges                                                         (18,983)
                                                                            ----------------
Net investment income (loss)                                                         11,242
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            167,538
Realized gain distributions                                                          62,746
Net change in unrealized appreciation (depreciation)                                (50,587)
                                                                            ----------------
Net gain (loss)                                                                     179,697
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       190,939
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         11,242   $             --
Net realized gain (loss)                                          167,538                 --
Realized gain distributions                                        62,746                 --
Net change in unrealized appreciation (depreciation)              (50,587)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 190,939                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        3,348,331                 --
Cost of units redeemed                                         (2,817,383)                --
Account charges                                                      (104)                --
                                                         -----------------  ----------------
Increase (decrease)                                               530,844                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           721,783                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        721,783   $             --
                                                         =================  ================

Units sold                                                      3,176,187                 --
Units redeemed                                                 (2,540,117)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           636,070                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         636,070                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     3,348,331
Cost of units redeemed/account charges                                           (2,817,487)
Net investment income (loss)                                                         11,242
Net realized gain (loss)                                                            167,538
Realized gain distributions                                                          62,746
Net change in unrealized appreciation (depreciation)                                (50,587)
                                                                            ----------------
Net assets                                                                  $       721,783
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13           636  $       722        1.25%         14.1%
12/31/2016          0.99             0            0        1.25%         -0.6%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        1.00%         14.4%
12/31/2016          0.99             0            0        1.00%         -0.5%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.75%         14.7%
12/31/2016          0.99             0            0        0.75%         -0.5%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.50%         15.0%
12/31/2016          0.99             0            0        0.50%         -0.5%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.15             0  $         0        0.25%         15.3%
12/31/2016          0.99             0            0        0.25%         -0.5%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.15             0  $         0        0.00%         15.5%
12/31/2016          1.00             0            0        0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        8.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        AMERICAN CENTURY ULTRA FUND R6 CLASS - 02508H444 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.30
Band 100                                        --              --            1.30
Band 75                                         --              --            1.31
Band 50                                         --              --            1.31
Band 25                                         --              --            1.31
Band 0                                          --              --            1.32
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.30             0  $         0        1.25%         30.8%
12/31/2016          0.99             0            0        1.25%         -0.7%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.30             0  $         0        1.00%         31.1%
12/31/2016          0.99             0            0        1.00%         -0.7%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.31             0  $         0        0.75%         31.4%
12/31/2016          0.99             0            0        0.75%         -0.6%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.31             0  $         0        0.50%         31.7%
12/31/2016          0.99             0            0        0.50%         -0.6%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.31             0  $         0        0.25%         32.1%
12/31/2016          0.99             0            0        0.25%         -0.6%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.32             0  $         0        0.00%         32.4%
12/31/2016          0.99             0            0        0.00%         -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORT. R6 CLASS - 02507J102

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       466,667  $        461,954           41,948
                                                      ================  ===============
Receivables: investments sold                    214
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       466,881
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       466,881         429,847  $         1.09
Band 100                                        --              --            1.09
Band 75                                         --              --            1.09
Band 50                                         --              --            1.09
Band 25                                         --              --            1.10
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $       466,881         429,847
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          7,583
Mortality & expense charges                                                            (2,208)
                                                                             -----------------
Net investment income (loss)                                                            5,375
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  114
Realized gain distributions                                                             4,062
Net change in unrealized appreciation (depreciation)                                    4,713
                                                                             -----------------
Net gain (loss)                                                                         8,889
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         14,264
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,375   $             --
Net realized gain (loss)                                              114                 --
Realized gain distributions                                         4,062                 --
Net change in unrealized appreciation (depreciation)                4,713                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  14,264                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          463,355                 --
Cost of units redeemed                                            (10,669)                --
Account charges                                                       (69)                --
                                                         -----------------  ----------------
Increase (decrease)                                               452,617                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           466,881                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        466,881   $             --
                                                         =================  ================

Units sold                                                        860,264                 --
Units redeemed                                                   (430,417)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           429,847                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         429,847                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        463,355
Cost of units redeemed/account charges                                                (10,738)
Net investment income (loss)                                                            5,375
Net realized gain (loss)                                                                  114
Realized gain distributions                                                             4,062
Net change in unrealized appreciation (depreciation)                                    4,713
                                                                             -----------------
Net assets                                                                   $        466,881
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09           430  $       467        1.25%          9.1%
12/31/2016          1.00             0            0        1.25%         -0.4%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09             0  $         0        1.00%          9.4%
12/31/2016          1.00             0            0        1.00%         -0.4%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09             0  $         0        0.75%          9.6%
12/31/2016          1.00             0            0        0.75%         -0.4%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09             0  $         0        0.50%          9.9%
12/31/2016          1.00             0            0        0.50%         -0.4%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10             0  $         0        0.25%         10.2%
12/31/2016          1.00             0            0        0.25%         -0.4%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10             0  $         0        0.00%         10.5%
12/31/2016          1.00             0            0        0.00%         -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY STRATEGIC ALLOC.: CONSER. FUND R6 CLASS - 025085648

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       852,195  $        878,086          147,528
                                                      ================  ===============
Receivables: investments sold                    520
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       852,715
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       852,715         780,051  $         1.09
Band 100                                        --              --            1.10
Band 75                                         --              --            1.10
Band 50                                         --              --            1.10
Band 25                                         --              --            1.10
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $       852,715         780,051
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          7,927
Mortality & expense charges                                                            (3,602)
                                                                             -----------------
Net investment income (loss)                                                            4,325
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,795
Realized gain distributions                                                            39,582
Net change in unrealized appreciation (depreciation)                                  (25,891)
                                                                             -----------------
Net gain (loss)                                                                        19,486
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         23,811
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,325   $             --
Net realized gain (loss)                                            5,795                 --
Realized gain distributions                                        39,582                 --
Net change in unrealized appreciation (depreciation)              (25,891)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  23,811                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          993,856                 --
Cost of units redeemed                                           (164,793)                --
Account charges                                                      (159)                --
                                                         -----------------  ----------------
Increase (decrease)                                               828,904                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           852,715                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        852,715   $             --
                                                         =================  ================

Units sold                                                        933,596                 --
Units redeemed                                                   (153,545)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           780,051                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         780,051                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        993,856
Cost of units redeemed/account charges                                               (164,952)
Net investment income (loss)                                                            4,325
Net realized gain (loss)                                                                5,795
Realized gain distributions                                                            39,582
Net change in unrealized appreciation (depreciation)                                  (25,891)
                                                                             -----------------
Net assets                                                                   $        852,715
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09           780  $       853        1.25%          9.8%
12/31/2016          1.00             0            0        1.25%         -0.5%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10             0  $         0        1.00%         10.1%
12/31/2016          1.00             0            0        1.00%         -0.5%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10             0  $         0        0.75%         10.4%
12/31/2016          1.00             0            0        0.75%         -0.4%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10             0  $         0        0.50%         10.7%
12/31/2016          1.00             0            0        0.50%         -0.4%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10             0  $         0        0.25%         10.9%
12/31/2016          1.00             0            0        0.25%         -0.4%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.11             0  $         0        0.00%         11.2%
12/31/2016          1.00             0            0        0.00%         -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               AMERICAN FUNDS AMCAP FUND R4 CLASS - 023375843

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    25,330,369   $   22,024,704          810,474
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (35,463)
                                     ----------------
Net assets                           $    25,294,906
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   16,071,670       7,172,262  $          2.24
Band 100                                        --              --             2.30
Band 75                                         --              --             2.37
Band 50                                         --              --             2.44
Band 25                                         --              --             2.51
Band 0                                   9,223,236       3,579,051             2.58
                                    --------------  --------------
 Total                              $   25,294,906      10,751,313
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        93,618
Mortality & expense charges                                                        (189,411)
                                                                            ----------------
Net investment income (loss)                                                        (95,793)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            341,751
Realized gain distributions                                                       1,233,741
Net change in unrealized appreciation (depreciation)                              3,081,593
                                                                            ----------------
Net gain (loss)                                                                   4,657,085
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     4,561,292
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (95,793)  $       (124,355)
Net realized gain (loss)                                          341,751            137,534
Realized gain distributions                                     1,233,741            746,966
Net change in unrealized appreciation (depreciation)            3,081,593            661,715
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               4,561,292          1,421,860
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,196,139         20,079,364
Cost of units redeemed                                         (4,248,497)       (10,479,078)
Account charges                                                    (7,921)            (4,955)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,060,279)         9,595,331
                                                         -----------------  -----------------
Net increase (decrease)                                         2,501,013         11,017,191
Net assets, beginning                                          22,793,893         11,776,702
                                                         -----------------  -----------------
Net assets, ending                                       $     25,294,906   $     22,793,893
                                                         =================  =================

Units sold                                                      1,109,516         10,522,831
Units redeemed                                                 (2,084,922)        (5,611,913)
                                                         -----------------  -----------------
Net increase (decrease)                                          (975,406)         4,910,918
Units outstanding, beginning                                   11,726,719          6,815,801
                                                         -----------------  -----------------
Units outstanding, ending                                      10,751,313         11,726,719
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     37,548,258
Cost of units redeemed/account charges                                           (20,907,129)
Net investment income (loss)                                                        (555,833)
Net realized gain (loss)                                                           1,734,597
Realized gain distributions                                                        4,169,348
Net change in unrealized appreciation (depreciation)                               3,305,665
                                                                            -----------------
Net assets                                                                  $     25,294,906
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.24         7,172  $    16,072        1.25%         20.5%
12/31/2016          1.86         7,847       14,597        1.25%          7.7%
12/31/2015          1.73         6,816       11,777        1.25%         -0.5%
12/31/2014          1.74         5,532        9,603        1.25%         10.6%
12/31/2013          1.57         3,382        5,307        1.25%         35.1%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.30             0  $         0        1.00%         20.8%
12/31/2016          1.91             0            0        1.00%          7.9%
12/31/2015          1.77             0            0        1.00%         -0.2%
12/31/2014          1.77             0            0        1.00%         10.9%
12/31/2013          1.60             0            0        1.00%         35.5%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.37             0  $         0        0.75%         21.1%
12/31/2016          1.96             0            0        0.75%          8.2%
12/31/2015          1.81             0            0        0.75%          0.0%
12/31/2014          1.81             0            0        0.75%         11.2%
12/31/2013          1.63             0            0        0.75%         35.8%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.44             0  $         0        0.50%         21.4%
12/31/2016          2.01             0            0        0.50%          8.5%
12/31/2015          1.85             0            0        0.50%          0.3%
12/31/2014          1.85             0            0        0.50%         11.5%
12/31/2013          1.66             0            0        0.50%         36.2%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.51             0  $         0        0.25%         21.7%
12/31/2016          2.06             0            0        0.25%          8.7%
12/31/2015          1.89             0            0        0.25%          0.5%
12/31/2014          1.88             0            0        0.25%         11.7%
12/31/2013          1.69             0            0        0.25%         36.5%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.58         3,579  $     9,223        0.00%         22.0%
12/31/2016          2.11         3,879        8,197        0.00%          9.0%
12/31/2015          1.94             0            0        0.00%          0.8%
12/31/2014          1.92             0            0        0.00%         12.0%
12/31/2013          1.72             0            0        0.00%         36.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        0.5%
    2015        0.0%
    2014        0.0%
    2013        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               AMERICAN FUNDS AMCAP FUND R3 CLASS - 023375850

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     4,008,352   $     3,568,559          131,036
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (6,489)
                                     ----------------
Net assets                           $     4,001,863
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,291,360       1,459,155  $          2.26
Band 100                                    710,503         305,673             2.32
Band 75                                          --              --             2.40
Band 50                                          --              --             2.47
Band 25                                          --              --             2.54
Band 0                                           --              --             2.62
                                    ---------------  --------------
 Total                              $     4,001,863       1,764,828
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          5,680
Mortality & expense charges                                                          (45,964)
                                                                            -----------------
Net investment income (loss)                                                         (40,284)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              95,198
Realized gain distributions                                                          195,266
Net change in unrealized appreciation (depreciation)                                 453,461
                                                                            -----------------
Net gain (loss)                                                                      743,925
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        703,641
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (40,284)  $        (34,870)
Net realized gain (loss)                                           95,198            (53,519)
Realized gain distributions                                       195,266            124,148
Net change in unrealized appreciation (depreciation)              453,461            204,476
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 703,641            240,235
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          901,915          1,331,317
Cost of units redeemed                                         (1,566,415)        (1,014,039)
Account charges                                                    (1,905)            (1,790)
                                                         -----------------  -----------------
Increase (decrease)                                              (666,405)           315,488
                                                         -----------------  -----------------
Net increase (decrease)                                            37,236            555,723
Net assets, beginning                                           3,964,627          3,408,904
                                                         -----------------  -----------------
Net assets, ending                                       $      4,001,863   $      3,964,627
                                                         =================  =================

Units sold                                                        441,849            734,203
Units redeemed                                                   (777,424)          (569,738)
                                                         -----------------  -----------------
Net increase (decrease)                                          (335,575)           164,465
Units outstanding, beginning                                    2,100,403          1,935,938
                                                         -----------------  -----------------
Units outstanding, ending                                       1,764,828          2,100,403
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     9,449,520
Cost of units redeemed/account charges                                           (7,652,572)
Net investment income (loss)                                                       (152,443)
Net realized gain (loss)                                                            754,174
Realized gain distributions                                                       1,163,391
Net change in unrealized appreciation (depreciation)                                439,793
                                                                            ----------------
Net assets                                                                  $     4,001,863
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.26         1,459  $     3,291        1.25%         20.1%
12/31/2016          1.88         1,730        3,249        1.25%          7.3%
12/31/2015          1.75         1,472        2,576        1.25%         -0.8%
12/31/2014          1.76           955        1,685        1.25%         10.4%
12/31/2013          1.60           888        1,419        1.25%         34.7%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.32           306  $       711        1.00%         20.4%
12/31/2016          1.93           371          716        1.00%          7.6%
12/31/2015          1.79           464          833        1.00%         -0.5%
12/31/2014          1.80           424          765        1.00%         10.6%
12/31/2013          1.63             0            0        1.00%         35.0%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.40             0  $         0        0.75%         20.7%
12/31/2016          1.98             0            0        0.75%          7.9%
12/31/2015          1.84             0            0        0.75%         -0.3%
12/31/2014          1.85             0            0        0.75%         10.9%
12/31/2013          1.66             0            0        0.75%         35.4%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.47             0  $         0        0.50%         21.0%
12/31/2016          2.04             0            0        0.50%          8.1%
12/31/2015          1.89             0            0        0.50%          0.0%
12/31/2014          1.89             0            0        0.50%         11.2%
12/31/2013          1.70             0            0        0.50%         35.7%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.54             0  $         0        0.25%         21.3%
12/31/2016          2.10             0            0        0.25%          8.4%
12/31/2015          1.93             0            0        0.25%          0.2%
12/31/2014          1.93             0            0        0.25%         11.5%
12/31/2013          1.73             0            0        0.25%         36.0%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.62             0  $         0        0.00%         21.6%
12/31/2016          2.15             0            0        0.00%          8.7%
12/31/2015          1.98             0            0        0.00%          0.5%
12/31/2014          1.97           799        1,577        0.00%         11.7%
12/31/2013          1.77           642        1,134        0.00%         36.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.1%
    2016        0.1%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS AMERICAN BALANCED FUND R4 CLASS - 024071847

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    61,462,139  $     57,203,539        2,268,402
                                                      ================  ===============
Receivables: investments sold                 11,571
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    61,473,710
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   61,473,710      29,925,791  $          2.05
Band 100                                        --              --             2.10
Band 75                                         --              --             2.14
Band 50                                         --              --             2.18
Band 25                                         --              --             2.23
Band 0                                          --              --             2.27
                                    --------------  --------------
 Total                              $   61,473,710      29,925,791
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $      1,093,284
Mortality & expense charges                                                         (798,206)
                                                                            -----------------
Net investment income (loss)                                                         295,078
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           2,369,816
Realized gain distributions                                                        2,202,279
Net change in unrealized appreciation (depreciation)                               3,668,872
                                                                            -----------------
Net gain (loss)                                                                    8,240,967
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      8,536,045
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        295,078   $        290,685
Net realized gain (loss)                                        2,369,816             18,446
Realized gain distributions                                     2,202,279          1,344,057
Net change in unrealized appreciation (depreciation)            3,668,872          1,178,442
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               8,536,045          2,831,630
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       25,136,165         38,374,101
Cost of units redeemed                                        (34,347,543)       (11,417,783)
Account charges                                                   (74,142)           (53,809)
                                                         -----------------  -----------------
Increase (decrease)                                            (9,285,520)        26,902,509
                                                         -----------------  -----------------
Net increase (decrease)                                          (749,475)        29,734,139
Net assets, beginning                                          62,223,185         32,489,046
                                                         -----------------  -----------------
Net assets, ending                                       $     61,473,710   $     62,223,185
                                                         =================  =================

Units sold                                                     13,823,241         25,867,252
Units redeemed                                                (18,429,378)       (10,655,688)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,606,137)        15,211,564
Units outstanding, beginning                                   34,531,928         19,320,364
                                                         -----------------  -----------------
Units outstanding, ending                                      29,925,791         34,531,928
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    120,214,529
Cost of units redeemed/account charges                                           (73,809,157)
Net investment income (loss)                                                         846,243
Net realized gain (loss)                                                           3,830,001
Realized gain distributions                                                        6,133,494
Net change in unrealized appreciation (depreciation)                               4,258,600
                                                                            -----------------
Net assets                                                                  $     61,473,710
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.05        29,926  $    61,474        1.25%         14.0%
12/31/2016          1.80        34,532       62,223        1.25%          7.2%
12/31/2015          1.68        19,320       32,489        1.25%          0.4%
12/31/2014          1.67        15,441       25,858        1.25%          7.5%
12/31/2013          1.56        12,668       19,734        1.25%         20.2%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.10             0  $         0        1.00%         14.3%
12/31/2016          1.83             0            0        1.00%          7.4%
12/31/2015          1.71             0            0        1.00%          0.7%
12/31/2014          1.70             0            0        1.00%          7.8%
12/31/2013          1.57             0            0        1.00%         20.5%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.14             0  $         0        0.75%         14.6%
12/31/2016          1.87             0            0        0.75%          7.7%
12/31/2015          1.73             0            0        0.75%          0.9%
12/31/2014          1.72             0            0        0.75%          8.0%
12/31/2013          1.59             0            0        0.75%         20.8%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.18             0  $         0        0.50%         14.9%
12/31/2016          1.90             0            0        0.50%          8.0%
12/31/2015          1.76             0            0        0.50%          1.2%
12/31/2014          1.74             0            0        0.50%          8.3%
12/31/2013          1.61             0            0        0.50%         21.1%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.23             0  $         0        0.25%         15.1%
12/31/2016          1.93             0            0        0.25%          8.2%
12/31/2015          1.79             0            0        0.25%          1.4%
12/31/2014          1.76             0            0        0.25%          8.6%
12/31/2013          1.62             0            0        0.25%         21.4%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.27             0  $         0        0.00%         15.4%
12/31/2016          1.97             0            0        0.00%          8.5%
12/31/2015          1.81             0            0        0.00%          1.7%
12/31/2014          1.78             0            0        0.00%          8.9%
12/31/2013          1.64             0            0        0.00%         21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        1.7%
    2015        1.6%
    2014        1.5%
    2013        2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS AMERICAN BALANCED FUND R3 CLASS - 024071854

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $    18,257,288   $    16,735,257          675,752
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (5,213)
                                     ----------------
Net assets                           $    18,252,075
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   16,962,510        8,457,852  $         2.01
Band 100                                   214,593          104,872            2.05
Band 75                                         --               --            2.09
Band 50                                    863,380          405,331            2.13
Band 25                                         --               --            2.17
Band 0                                     211,592           95,427            2.22
                                    --------------  ---------------
 Total                              $   18,252,075        9,063,482
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       257,643
Mortality & expense charges                                                        (208,368)
                                                                            ----------------
Net investment income (loss)                                                         49,275
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            546,621
Realized gain distributions                                                         640,718
Net change in unrealized appreciation (depreciation)                                942,831
                                                                            ----------------
Net gain (loss)                                                                   2,130,170
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,179,445
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         49,275   $         29,096
Net realized gain (loss)                                          546,621            430,649
Realized gain distributions                                       640,718            326,490
Net change in unrealized appreciation (depreciation)              942,831            162,226
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,179,445            948,461
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        8,516,092          5,819,129
Cost of units redeemed                                         (5,484,085)        (6,712,755)
Account charges                                                   (12,138)           (10,533)
                                                         -----------------  -----------------
Increase (decrease)                                             3,019,869           (904,159)
                                                         -----------------  -----------------
Net increase (decrease)                                         5,199,314             44,302
Net assets, beginning                                          13,052,761         13,008,459
                                                         -----------------  -----------------
Net assets, ending                                       $     18,252,075   $     13,052,761
                                                         =================  =================

Units sold                                                      4,598,033          3,424,644
Units redeemed                                                 (2,921,334)        (3,906,800)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,676,699           (482,156)
Units outstanding, beginning                                    7,386,783          7,868,939
                                                         -----------------  -----------------
Units outstanding, ending                                       9,063,482          7,386,783
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     36,010,939
Cost of units redeemed/account charges                                           (23,254,757)
Net investment income (loss)                                                         108,303
Net realized gain (loss)                                                           1,806,892
Realized gain distributions                                                        2,058,667
Net change in unrealized appreciation (depreciation)                               1,522,031
                                                                            -----------------
Net assets                                                                  $     18,252,075
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.01         8,458  $    16,963        1.25%         13.6%
12/31/2016          1.76         7,254       12,803        1.25%          6.9%
12/31/2015          1.65         7,740       12,779        1.25%          0.1%
12/31/2014          1.65         6,636       10,948        1.25%          7.2%
12/31/2013          1.54         5,664        8,719        1.25%         19.8%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.05           105  $       215        1.00%         13.9%
12/31/2016          1.80            48           87        1.00%          7.2%
12/31/2015          1.68             0            0        1.00%          0.3%
12/31/2014          1.67             0            0        1.00%          7.4%
12/31/2013          1.56             0            0        1.00%         20.1%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.09             0  $         0        0.75%         14.2%
12/31/2016          1.83             0            0        0.75%          7.4%
12/31/2015          1.70             0            0        0.75%          0.6%
12/31/2014          1.69             0            0        0.75%          7.7%
12/31/2013          1.57             0            0        0.75%         20.4%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.13           405  $       863        0.50%         14.5%
12/31/2016          1.86             0            0        0.50%          7.7%
12/31/2015          1.73             0            0        0.50%          0.8%
12/31/2014          1.71             0            0        0.50%          8.0%
12/31/2013          1.59             0            0        0.50%         20.7%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.17             0  $         0        0.25%         14.8%
12/31/2016          1.89             0            0        0.25%          8.0%
12/31/2015          1.75             0            0        0.25%          1.1%
12/31/2014          1.74             0            0        0.25%          8.2%
12/31/2013          1.60             0            0        0.25%         21.0%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.22            95  $       212        0.00%         15.1%
12/31/2016          1.93            84          162        0.00%          8.2%
12/31/2015          1.78           129          229        0.00%          1.3%
12/31/2014          1.76           116          203        0.00%          8.5%
12/31/2013          1.62           124          200        0.00%         21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        1.5%
    2015        1.3%
    2014        1.2%
    2013        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN FUNDS AMERICAN HIGH INCOME TRUST R4 CLASS - 026547844

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        588,156  $       595,361           56,920
                                                       ===============  ===============
Receivables: investments sold                   2,104
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        590,260
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       590,260         365,366  $         1.62
Band 100                                        --              --            1.66
Band 75                                         --              --            1.71
Band 50                                         --              --            1.76
Band 25                                         --              --            1.81
Band 0                                          --              --            1.86
                                   ---------------  --------------
 Total                             $       590,260         365,366
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $         33,874
Mortality & expense charges                                                             (7,805)
                                                                              -----------------
Net investment income (loss)                                                            26,069
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,777)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     9,028
                                                                              -----------------
Net gain (loss)                                                                          6,251
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         32,320
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         26,069   $         38,571
Net realized gain (loss)                                           (2,777)          (156,131)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                9,028            221,092
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  32,320            103,532
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          228,722            145,417
Cost of units redeemed                                           (220,301)        (1,023,293)
Account charges                                                      (237)              (350)
                                                         -----------------  -----------------
Increase (decrease)                                                 8,184           (878,226)
                                                         -----------------  -----------------
Net increase (decrease)                                            40,504           (774,694)
Net assets, beginning                                             549,756          1,324,450
                                                         -----------------  -----------------
Net assets, ending                                       $        590,260   $        549,756
                                                         =================  =================

Units sold                                                        145,553            103,625
Units redeemed                                                   (138,799)          (737,919)
                                                         -----------------  -----------------
Net increase (decrease)                                             6,754           (634,294)
Units outstanding, beginning                                      358,612            992,906
                                                         -----------------  -----------------
Units outstanding, ending                                         365,366            358,612
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     17,803,309
Cost of units redeemed/account charges                                           (19,746,523)
Net investment income (loss)                                                       2,921,887
Net realized gain (loss)                                                            (390,805)
Realized gain distributions                                                            9,597
Net change in unrealized appreciation (depreciation)                                  (7,205)
                                                                            -----------------
Net assets                                                                  $        590,260
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.62           365  $       590        1.25%          5.4%
12/31/2016          1.53           359          550        1.25%         14.9%
12/31/2015          1.33           993        1,324        1.25%         -8.6%
12/31/2014          1.46         3,157        4,607        1.25%         -0.7%
12/31/2013          1.47         3,250        4,779        1.25%          5.1%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.66             0  $         0        1.00%          5.6%
12/31/2016          1.57             0            0        1.00%         15.2%
12/31/2015          1.36             0            0        1.00%         -8.4%
12/31/2014          1.49             0            0        1.00%         -0.5%
12/31/2013          1.50             0            0        1.00%          5.4%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.71             0  $         0        0.75%          5.9%
12/31/2016          1.61             0            0        0.75%         15.5%
12/31/2015          1.40             0            0        0.75%         -8.1%
12/31/2014          1.52             0            0        0.75%         -0.3%
12/31/2013          1.52             0            0        0.75%          5.6%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.76             0  $         0        0.50%          6.2%
12/31/2016          1.65             0            0        0.50%         15.8%
12/31/2015          1.43             0            0        0.50%         -7.9%
12/31/2014          1.55             0            0        0.50%          0.0%
12/31/2013          1.55             0            0        0.50%          5.9%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.81             0  $         0        0.25%          6.4%
12/31/2016          1.70             0            0        0.25%         16.1%
12/31/2015          1.46             0            0        0.25%         -7.7%
12/31/2014          1.58             0            0        0.25%          0.2%
12/31/2013          1.58             0            0        0.25%          6.2%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.86             0  $         0        0.00%          6.7%
12/31/2016          1.74             0            0        0.00%         16.4%
12/31/2015          1.50             0            0        0.00%         -7.4%
12/31/2014          1.62             0            0        0.00%          0.5%
12/31/2013          1.61             0            0        0.00%          6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.9%
    2016        5.2%
    2015        6.0%
    2014        6.3%
    2013        6.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN FUNDS AMERICAN HIGH INCOME TRUST R3 CLASS - 026547851

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,236,219  $     1,269,085          119,455
                                                       ===============  ===============
Receivables: investments sold                   2,538
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,238,757
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      979,504         587,009  $          1.67
Band 100                                   259,253         150,780             1.72
Band 75                                         --              --             1.77
Band 50                                         --              --             1.83
Band 25                                         --              --             1.88
Band 0                                          --              --             1.94
                                    --------------  --------------
 Total                              $    1,238,757         737,789
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         66,685
Mortality & expense charges                                                           (15,596)
                                                                             -----------------
Net investment income (loss)                                                           51,089
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (13,240)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   29,568
                                                                             -----------------
Net gain (loss)                                                                        16,328
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         67,417
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         51,089   $         60,771
Net realized gain (loss)                                          (13,240)          (101,253)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               29,568            225,534
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  67,417            185,052
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          175,440            375,026
Cost of units redeemed                                           (445,997)          (713,678)
Account charges                                                      (744)              (831)
                                                         -----------------  -----------------
Increase (decrease)                                              (271,301)          (339,483)
                                                         -----------------  -----------------
Net increase (decrease)                                          (203,884)          (154,431)
Net assets, beginning                                           1,442,641          1,597,072
                                                         -----------------  -----------------
Net assets, ending                                       $      1,238,757   $      1,442,641
                                                         =================  =================

Units sold                                                        107,219            257,257
Units redeemed                                                   (271,491)          (502,821)
                                                         -----------------  -----------------
Net increase (decrease)                                          (164,272)          (245,564)
Units outstanding, beginning                                      902,061          1,147,625
                                                         -----------------  -----------------
Units outstanding, ending                                         737,789            902,061
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     11,519,772
Cost of units redeemed/account charges                                           (11,837,816)
Net investment income (loss)                                                       1,428,786
Net realized gain (loss)                                                             157,125
Realized gain distributions                                                            3,756
Net change in unrealized appreciation (depreciation)                                 (32,866)
                                                                            -----------------
Net assets                                                                  $      1,238,757
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.67           587  $       980        1.25%          5.1%
12/31/2016          1.59           677        1,076        1.25%         14.6%
12/31/2015          1.39           976        1,354        1.25%         -8.9%
12/31/2014          1.52         1,396        2,124        1.25%         -1.1%
12/31/2013          1.54         2,625        4,038        1.25%          4.8%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.72           151  $       259        1.00%          5.3%
12/31/2016          1.63           225          367        1.00%         14.8%
12/31/2015          1.42           171          243        1.00%         -8.7%
12/31/2014          1.56           188          292        1.00%         -0.8%
12/31/2013          1.57             0            0        1.00%          5.0%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.77             0  $         0        0.75%          5.6%
12/31/2016          1.68             0            0        0.75%         15.1%
12/31/2015          1.46             0            0        0.75%         -8.4%
12/31/2014          1.59             0            0        0.75%         -0.6%
12/31/2013          1.60             0            0        0.75%          5.3%


                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.83             0  $         0        0.50%          5.9%
12/31/2016          1.72             0            0        0.50%         15.4%
12/31/2015          1.49             0            0        0.50%         -8.2%
12/31/2014          1.63             0            0        0.50%         -0.3%
12/31/2013          1.63             0            0        0.50%          5.6%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.88             0  $         0        0.25%          6.1%
12/31/2016          1.77             0            0        0.25%         15.7%
12/31/2015          1.53             0            0        0.25%         -8.0%
12/31/2014          1.66             0            0        0.25%         -0.1%
12/31/2013          1.67             0            0        0.25%          5.8%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.94             0  $         0        0.00%          6.4%
12/31/2016          1.82             0            0        0.00%         16.0%
12/31/2015          1.57             0            0        0.00%         -7.7%
12/31/2014          1.70            35           60        0.00%          0.2%
12/31/2013          1.70           119          203        0.00%          6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.0%
    2016        5.1%
    2015        5.7%
    2014        4.6%
    2013        5.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
  AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND R4 CLASS - 140543844

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    43,306,518   $   33,544,575          847,682
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (91,656)
                                     ----------------
Net assets                           $    43,214,862
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   43,214,862      24,395,426  $          1.77
Band 100                                        --              --             1.82
Band 75                                         --              --             1.87
Band 50                                         --              --             1.93
Band 25                                         --              --             1.98
Band 0                                          --              --             2.04
                                    --------------  --------------
 Total                              $   43,214,862      24,395,426
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        828,173
Mortality & expense charges                                                         (551,549)
                                                                            -----------------
Net investment income (loss)                                                         276,624
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           2,208,379
Realized gain distributions                                                        2,144,640
Net change in unrealized appreciation (depreciation)                               4,491,470
                                                                            -----------------
Net gain (loss)                                                                    8,844,489
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      9,121,113
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        276,624   $        477,001
Net realized gain (loss)                                        2,208,379            949,891
Realized gain distributions                                     2,144,640          1,102,585
Net change in unrealized appreciation (depreciation)            4,491,470           (448,971)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               9,121,113          2,080,506
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,323,211          6,648,245
Cost of units redeemed                                        (11,526,403)        (9,799,806)
Account charges                                                    (8,740)            (7,871)
                                                         -----------------  -----------------
Increase (decrease)                                            (6,211,932)        (3,159,432)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,909,181         (1,078,926)
Net assets, beginning                                          40,305,681         41,384,607
                                                         -----------------  -----------------
Net assets, ending                                       $     43,214,862   $     40,305,681
                                                         =================  =================

Units sold                                                      3,341,010          5,757,342
Units redeemed                                                 (6,952,289)        (7,944,182)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,611,279)        (2,186,840)
Units outstanding, beginning                                   28,006,705         30,193,545
                                                         -----------------  -----------------
Units outstanding, ending                                      24,395,426         28,006,705
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    103,447,554
Cost of units redeemed/account charges                                           (86,101,492)
Net investment income (loss)                                                       5,066,761
Net realized gain (loss)                                                           5,638,269
Realized gain distributions                                                        5,401,827
Net change in unrealized appreciation (depreciation)                               9,761,943
                                                                            -----------------
Net assets                                                                  $     43,214,862
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.77        24,395  $    43,215        1.25%         23.1%
12/31/2016          1.44        28,007       40,306        1.25%          5.2%
12/31/2015          1.37        29,779       40,748        1.25%         -3.4%
12/31/2014          1.42        32,395       45,896        1.25%          2.7%
12/31/2013          1.38        35,430       48,884        1.25%         23.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.82             0  $         0        1.00%         23.4%
12/31/2016          1.48             0            0        1.00%          5.4%
12/31/2015          1.40             0            0        1.00%         -3.2%
12/31/2014          1.45             0            0        1.00%          2.9%
12/31/2013          1.40             0            0        1.00%         23.6%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.87             0  $         0        0.75%         23.7%
12/31/2016          1.51             0            0        0.75%          5.7%
12/31/2015          1.43             0            0        0.75%         -2.9%
12/31/2014          1.48             0            0        0.75%          3.2%
12/31/2013          1.43             0            0        0.75%         23.9%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.93             0  $         0        0.50%         24.0%
12/31/2016          1.55             0            0        0.50%          6.0%
12/31/2015          1.47             0            0        0.50%         -2.7%
12/31/2014          1.51             0            0        0.50%          3.5%
12/31/2013          1.46             0            0        0.50%         24.2%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.98             0  $         0        0.25%         24.3%
12/31/2016          1.59             0            0        0.25%          6.2%
12/31/2015          1.50             0            0        0.25%         -2.4%
12/31/2014          1.54             0            0        0.25%          3.7%
12/31/2013          1.48             0            0        0.25%         24.6%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.04             0  $         0        0.00%         24.6%
12/31/2016          1.63             0            0        0.00%          6.5%
12/31/2015          1.54           415          637        0.00%         -2.2%
12/31/2014          1.57           451          708        0.00%          4.0%
12/31/2013          1.51           355          536        0.00%         24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.0%
    2016        2.4%
    2015        2.3%
    2014        2.2%
    2013        2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
  AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND R3 CLASS - 140543851

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    11,912,716   $    9,197,144          233,893
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (37,935)
                                     ----------------
Net assets                           $    11,874,781
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   10,152,408        5,337,934  $         1.90
Band 100                                 1,364,556          696,268            1.96
Band 75                                         --               --            2.02
Band 50                                         --               --            2.08
Band 25                                         --               --            2.14
Band 0                                     357,817          161,958            2.21
                                    --------------  ---------------
 Total                              $   11,874,781        6,196,160
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       185,940
Mortality & expense charges                                                        (140,749)
                                                                            ----------------
Net investment income (loss)                                                         45,191
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            725,357
Realized gain distributions                                                         560,065
Net change in unrealized appreciation (depreciation)                              1,111,739
                                                                            ----------------
Net gain (loss)                                                                   2,397,161
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,442,352
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         45,191   $        115,514
Net realized gain (loss)                                          725,357            708,826
Realized gain distributions                                       560,065            325,445
Net change in unrealized appreciation (depreciation)            1,111,739           (606,084)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,442,352            543,701
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,347,982          1,677,070
Cost of units redeemed                                         (3,726,635)        (5,075,313)
Account charges                                                    (7,722)            (8,256)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,386,375)        (3,406,499)
                                                         -----------------  -----------------
Net increase (decrease)                                            55,977         (2,862,798)
Net assets, beginning                                          11,818,804         14,681,602
                                                         -----------------  -----------------
Net assets, ending                                       $     11,874,781   $     11,818,804
                                                         =================  =================

Units sold                                                        811,957          1,150,649
Units redeemed                                                 (2,200,572)        (3,386,318)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,388,615)        (2,235,669)
Units outstanding, beginning                                    7,584,775          9,820,444
                                                         -----------------  -----------------
Units outstanding, ending                                       6,196,160          7,584,775
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     52,433,163
Cost of units redeemed/account charges                                           (51,851,663)
Net investment income (loss)                                                       1,462,121
Net realized gain (loss)                                                           5,472,745
Realized gain distributions                                                        1,642,843
Net change in unrealized appreciation (depreciation)                               2,715,572
                                                                            -----------------
Net assets                                                                  $     11,874,781
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.90         5,338  $    10,152        1.25%         22.8%
12/31/2016          1.55         6,669       10,333        1.25%          4.8%
12/31/2015          1.48         8,325       12,304        1.25%         -3.7%
12/31/2014          1.53         9,623       14,768        1.25%          2.4%
12/31/2013          1.50        13,579       20,357        1.25%         23.0%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.96           696  $     1,365        1.00%         23.1%
12/31/2016          1.59           764        1,217        1.00%          5.1%
12/31/2015          1.52           791        1,198        1.00%         -3.5%
12/31/2014          1.57           744        1,168        1.00%          2.6%
12/31/2013          1.53            11           17        1.00%         23.3%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.02             0  $         0        0.75%         23.4%
12/31/2016          1.64             0            0        0.75%          5.4%
12/31/2015          1.55             0            0        0.75%         -3.2%
12/31/2014          1.61             0            0        0.75%          2.9%
12/31/2013          1.56             0            0        0.75%         23.6%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.08             0  $         0        0.50%         23.7%
12/31/2016          1.68             0            0        0.50%          5.6%
12/31/2015          1.59             0            0        0.50%         -3.0%
12/31/2014          1.64             0            0        0.50%          3.1%
12/31/2013          1.59             0            0        0.50%         23.9%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.14             0  $         0        0.25%         24.0%
12/31/2016          1.73             0            0        0.25%          5.9%
12/31/2015          1.63             0            0        0.25%         -2.7%
12/31/2014          1.68             0            0        0.25%          3.4%
12/31/2013          1.62             0            0        0.25%         24.2%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.21           162  $       358        0.00%         24.3%
12/31/2016          1.78           151          269        0.00%          6.1%
12/31/2015          1.67           705        1,180        0.00%         -2.5%
12/31/2014          1.72           667        1,146        0.00%          3.7%
12/31/2013          1.66         1,060        1,756        0.00%         24.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        2.0%
    2015        1.9%
    2014        1.7%
    2013        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   AMERICAN FUNDS EUROPACIFIC GROWTH FUND R5 CLASS - 298706839 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.50
Band 100                                        --              --            1.53
Band 75                                         --              --            1.56
Band 50                                         --              --            1.59
Band 25                                         --              --            1.62
Band 0                                          --              --            1.65
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.50             0  $         0        1.25%         29.5%
12/31/2016          1.16             0            0        1.25%         -0.2%
12/31/2015          1.16             0            0        1.25%         -1.8%
12/31/2014          1.19             0            0        1.25%         -3.6%
12/31/2013          1.23             0            0        1.25%         19.0%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.53             0  $         0        1.00%         29.8%
12/31/2016          1.18             0            0        1.00%          0.0%
12/31/2015          1.18             0            0        1.00%         -1.5%
12/31/2014          1.20             0            0        1.00%         -3.3%
12/31/2013          1.24             0            0        1.00%         19.3%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.56             0  $         0        0.75%         30.1%
12/31/2016          1.20             0            0        0.75%          0.2%
12/31/2015          1.20             0            0        0.75%         -1.3%
12/31/2014          1.21             0            0        0.75%         -3.1%
12/31/2013          1.25             0            0        0.75%         19.6%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.59             0  $         0        0.50%         30.4%
12/31/2016          1.22             0            0        0.50%          0.5%
12/31/2015          1.21             0            0        0.50%         -1.0%
12/31/2014          1.22             0            0        0.50%         -2.8%
12/31/2013          1.26             0            0        0.50%         19.9%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.62             0  $         0        0.25%         30.8%
12/31/2016          1.24             0            0        0.25%          0.8%
12/31/2015          1.23             0            0        0.25%         -0.8%
12/31/2014          1.24             0            0        0.25%         -2.6%
12/31/2013          1.27             0            0        0.25%         20.2%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.65             0  $         0        0.00%         31.1%
12/31/2016          1.26             0            0        0.00%          1.0%
12/31/2015          1.24             0            0        0.00%         -0.5%
12/31/2014          1.25             0            0        0.00%         -2.4%
12/31/2013          1.28             0            0        0.00%         20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS EUROPACIFIC GROWTH FUND R4 CLASS - 298706847

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                    ----------------  ---------------  ---------------
Investments                          $   58,013,443   $    46,496,156        1,046,162
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (380,376)
                                    ----------------
Net assets                           $   57,633,067
                                    ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   57,537,912      36,701,393  $          1.57
Band 100                                        --              --             1.61
Band 75                                         --              --             1.66
Band 50                                         --              --             1.70
Band 25                                         --              --             1.75
Band 0                                      95,155          52,779             1.80
                                    --------------  --------------
 Total                              $   57,633,067      36,754,172
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        484,144
Mortality & expense charges                                                         (686,702)
                                                                            -----------------
Net investment income (loss)                                                        (202,558)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           3,827,598
Realized gain distributions                                                        2,148,169
Net change in unrealized appreciation (depreciation)                               9,089,362
                                                                            -----------------
Net gain (loss)                                                                   15,065,129
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     14,862,571
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (202,558)  $         93,497
Net realized gain (loss)                                        3,827,598            349,827
Realized gain distributions                                     2,148,169                 --
Net change in unrealized appreciation (depreciation)            9,089,362           (630,866)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              14,862,571           (187,542)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       12,801,666         11,087,288
Cost of units redeemed                                        (29,664,832)       (12,056,079)
Account charges                                                   (67,274)           (56,756)
                                                         -----------------  -----------------
Increase (decrease)                                           (16,930,440)        (1,025,547)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,067,869)        (1,213,089)
Net assets, beginning                                          59,700,936         60,914,025
                                                         -----------------  -----------------
Net assets, ending                                       $     57,633,067   $     59,700,936
                                                         =================  =================

Units sold                                                      9,109,236         10,789,317
Units redeemed                                                (20,808,572)       (11,617,168)
                                                         -----------------  -----------------
Net increase (decrease)                                       (11,699,336)          (827,851)
Units outstanding, beginning                                   48,453,508         49,281,359
                                                         -----------------  -----------------
Units outstanding, ending                                      36,754,172         48,453,508
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    167,497,006
Cost of units redeemed/account charges                                          (135,501,544)
Net investment income (loss)                                                       1,368,691
Net realized gain (loss)                                                           8,626,332
Realized gain distributions                                                        4,125,295
Net change in unrealized appreciation (depreciation)                              11,517,287
                                                                            -----------------
Net assets                                                                  $     57,633,067
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.57        36,701  $    57,538        1.25%         29.1%
12/31/2016          1.21        43,267       52,547        1.25%         -0.6%
12/31/2015          1.22        44,399       54,226        1.25%         -2.1%
12/31/2014          1.25        47,905       59,735        1.25%         -3.9%
12/31/2013          1.30        49,517       64,229        1.25%         18.7%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.61             0  $         0        1.00%         29.4%
12/31/2016          1.25             0            0        1.00%         -0.3%
12/31/2015          1.25             0            0        1.00%         -1.8%
12/31/2014          1.27             0            0        1.00%         -3.6%
12/31/2013          1.32             0            0        1.00%         19.0%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.66             0  $         0        0.75%         29.7%
12/31/2016          1.28             0            0        0.75%         -0.1%
12/31/2015          1.28             0            0        0.75%         -1.6%
12/31/2014          1.30             0            0        0.75%         -3.4%
12/31/2013          1.34             0            0        0.75%         19.3%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.70             0  $         0        0.50%         30.1%
12/31/2016          1.31             0            0        0.50%          0.2%
12/31/2015          1.31             0            0        0.50%         -1.3%
12/31/2014          1.33             0            0        0.50%         -3.1%
12/31/2013          1.37             0            0        0.50%         19.6%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.75             0  $         0        0.25%         30.4%
12/31/2016          1.34             0            0        0.25%          0.4%
12/31/2015          1.34             0            0        0.25%         -1.1%
12/31/2014          1.35             0            0        0.25%         -2.9%
12/31/2013          1.39             0            0        0.25%         19.9%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.80            53  $        95        0.00%         30.7%
12/31/2016          1.38         5,186        7,154        0.00%          0.7%
12/31/2015          1.37         4,882        6,688        0.00%         -0.8%
12/31/2014          1.38         4,318        5,964        0.00%         -2.7%
12/31/2013          1.42         3,888        5,518        0.00%         20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.8%
    2016        1.2%
    2015        1.7%
    2014        1.3%
    2013        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS EUROPACIFIC GROWTH FUND R3 CLASS - 298706854

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    17,890,152  $     14,295,398          325,361
                                                      ================  ===============
Receivables: investments sold                 34,025
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    17,924,177
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   16,056,271       9,613,152  $          1.67
Band 100                                 1,216,425         706,789             1.72
Band 75                                         --              --             1.77
Band 50                                    248,049         135,743             1.83
Band 25                                         --              --             1.88
Band 0                                     403,432         207,933             1.94
                                    --------------  --------------
 Total                              $   17,924,177      10,663,617
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       102,821
Mortality & expense charges                                                        (201,748)
                                                                            ----------------
Net investment income (loss)                                                        (98,927)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            790,892
Realized gain distributions                                                         697,256
Net change in unrealized appreciation (depreciation)                              2,897,479
                                                                            ----------------
Net gain (loss)                                                                   4,385,627
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     4,286,700
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (98,927)  $        (50,693)
Net realized gain (loss)                                          790,892            330,211
Realized gain distributions                                       697,256                 --
Net change in unrealized appreciation (depreciation)            2,897,479           (446,222)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               4,286,700           (166,704)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,810,216          3,329,512
Cost of units redeemed                                         (5,638,307)        (7,313,652)
Account charges                                                   (13,798)           (13,096)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,841,889)        (3,997,236)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,444,811         (4,163,940)
Net assets, beginning                                          15,479,366         19,643,306
                                                         -----------------  -----------------
Net assets, ending                                       $     17,924,177   $     15,479,366
                                                         =================  =================

Units sold                                                      2,579,369          2,607,933
Units redeemed                                                 (3,758,280)        (5,580,561)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,178,911)        (2,972,628)
Units outstanding, beginning                                   11,842,528         14,815,156
                                                         -----------------  -----------------
Units outstanding, ending                                      10,663,617         11,842,528
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     72,663,010
Cost of units redeemed/account charges                                           (65,228,772)
Net investment income (loss)                                                         122,325
Net realized gain (loss)                                                           5,245,718
Realized gain distributions                                                        1,527,142
Net change in unrealized appreciation (depreciation)                               3,594,754
                                                                            -----------------
Net assets                                                                  $     17,924,177
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.67         9,613  $    16,056        1.25%         28.7%
12/31/2016          1.30        10,525       13,658        1.25%         -0.9%
12/31/2015          1.31        12,498       16,359        1.25%         -2.3%
12/31/2014          1.34        16,585       22,231        1.25%         -4.1%
12/31/2013          1.40        19,001       26,565        1.25%         18.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.72           707  $     1,216        1.00%         29.0%
12/31/2016          1.33           836        1,116        1.00%         -0.6%
12/31/2015          1.34         1,008        1,353        1.00%         -2.1%
12/31/2014          1.37           887        1,216        1.00%         -3.9%
12/31/2013          1.43           103          147        1.00%         18.6%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.77             0  $         0        0.75%         29.3%
12/31/2016          1.37             0            0        0.75%         -0.4%
12/31/2015          1.38             0            0        0.75%         -1.9%
12/31/2014          1.40             0            0        0.75%         -3.6%
12/31/2013          1.46             0            0        0.75%         18.9%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.83           136  $       248        0.50%         29.7%
12/31/2016          1.41           139          196        0.50%         -0.1%
12/31/2015          1.41           141          199        0.50%         -1.6%
12/31/2014          1.43           140          201        0.50%         -3.4%
12/31/2013          1.48           148          219        0.50%         19.2%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.88             0  $         0        0.25%         30.0%
12/31/2016          1.45             0            0        0.25%          0.1%
12/31/2015          1.45             0            0        0.25%         -1.4%
12/31/2014          1.47             0            0        0.25%         -3.2%
12/31/2013          1.51             0            0        0.25%         19.5%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.94           208  $       403        0.00%         30.3%
12/31/2016          1.49           342          510        0.00%          0.4%
12/31/2015          1.48         1,168        1,732        0.00%         -1.1%
12/31/2014          1.50         2,116        3,174        0.00%         -2.9%
12/31/2013          1.54         2,096        3,239        0.00%         19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        0.8%
    2015        1.2%
    2014        1.0%
    2013        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          AMERICAN FUNDS FUNDAMENTAL INVESTORS R4 CLASS - 360802847

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    17,973,641  $     14,084,145          289,946
                                                      ================  ===============
Receivables: investments sold                 23,334
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    17,996,975
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   17,996,975        8,129,104  $         2.21
Band 100                                        --               --            2.28
Band 75                                         --               --            2.34
Band 50                                         --               --            2.41
Band 25                                         --               --            2.48
Band 0                                          --               --            2.55
                                    --------------  ---------------
 Total                              $   17,996,975        8,129,104
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        301,016
Mortality & expense charges                                                         (266,428)
                                                                            -----------------
Net investment income (loss)                                                          34,588
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           2,260,574
Realized gain distributions                                                        1,264,553
Net change in unrealized appreciation (depreciation)                                 628,695
                                                                            -----------------
Net gain (loss)                                                                    4,153,822
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      4,188,410
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         34,588   $         66,118
Net realized gain (loss)                                        2,260,574            989,752
Realized gain distributions                                     1,264,553            610,482
Net change in unrealized appreciation (depreciation)              628,695            403,139
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               4,188,410          2,069,491
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,149,453          5,970,475
Cost of units redeemed                                         (9,581,383)        (7,623,052)
Account charges                                                    (4,186)            (2,551)
                                                         -----------------  -----------------
Increase (decrease)                                            (6,436,116)        (1,655,128)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,247,706)           414,363
Net assets, beginning                                          20,244,681         19,830,318
                                                         -----------------  -----------------
Net assets, ending                                       $     17,996,975   $     20,244,681
                                                         =================  =================

Units sold                                                      1,631,209          3,555,870
Units redeemed                                                 (4,637,021)        (4,536,429)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,005,812)          (980,559)
Units outstanding, beginning                                   11,134,916         12,115,475
                                                         -----------------  -----------------
Units outstanding, ending                                       8,129,104         11,134,916
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     40,785,612
Cost of units redeemed/account charges                                           (36,871,916)
Net investment income (loss)                                                         442,554
Net realized gain (loss)                                                           5,481,060
Realized gain distributions                                                        4,270,169
Net change in unrealized appreciation (depreciation)                               3,889,496
                                                                            -----------------
Net assets                                                                  $     17,996,975
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.21         8,129  $    17,997        1.25%         21.8%
12/31/2016          1.82        11,135       20,245        1.25%         11.1%
12/31/2015          1.64        12,115       19,830        1.25%          2.1%
12/31/2014          1.60        11,017       17,667        1.25%          7.5%
12/31/2013          1.49        11,100       16,551        1.25%         29.8%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.28             0  $         0        1.00%         22.1%
12/31/2016          1.87             0            0        1.00%         11.4%
12/31/2015          1.67             0            0        1.00%          2.3%
12/31/2014          1.64             0            0        1.00%          7.8%
12/31/2013          1.52             0            0        1.00%         30.2%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.34             0  $         0        0.75%         22.4%
12/31/2016          1.91             0            0        0.75%         11.6%
12/31/2015          1.71             0            0        0.75%          2.6%
12/31/2014          1.67             0            0        0.75%          8.1%
12/31/2013          1.55             0            0        0.75%         30.5%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.41             0  $         0        0.50%         22.7%
12/31/2016          1.96             0            0        0.50%         11.9%
12/31/2015          1.75             0            0        0.50%          2.8%
12/31/2014          1.71             0            0        0.50%          8.4%
12/31/2013          1.57             0            0        0.50%         30.8%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.48             0  $         0        0.25%         23.0%
12/31/2016          2.01             0            0        0.25%         12.2%
12/31/2015          1.79             0            0        0.25%          3.1%
12/31/2014          1.74             0            0        0.25%          8.6%
12/31/2013          1.60             0            0        0.25%         31.1%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.55             0  $         0        0.00%         23.3%
12/31/2016          2.07             0            0        0.00%         12.5%
12/31/2015          1.84             0            0        0.00%          3.4%
12/31/2014          1.78             0            0        0.00%          8.9%
12/31/2013          1.63             0            0        0.00%         31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        1.5%
    2015        1.4%
    2014        1.7%
    2013        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          AMERICAN FUNDS FUNDAMENTAL INVESTORS R3 CLASS - 360802854

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    11,218,340   $    8,821,589          180,465
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (20,477)
                                     ----------------
Net assets                           $    11,197,863
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $    9,244,179        4,317,674  $         2.14
Band 100                                 1,653,914          751,166            2.20
Band 75                                         --               --            2.26
Band 50                                    110,727           47,556            2.33
Band 25                                         --               --            2.39
Band 0                                     189,043           76,776            2.46
                                    --------------  ---------------
 Total                              $   11,197,863        5,193,172
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       125,182
Mortality & expense charges                                                        (131,167)
                                                                            ----------------
Net investment income (loss)                                                         (5,985)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            700,405
Realized gain distributions                                                         680,703
Net change in unrealized appreciation (depreciation)                                786,884
                                                                            ----------------
Net gain (loss)                                                                   2,167,992
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,162,007
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,985)  $         10,345
Net realized gain (loss)                                          700,405            757,183
Realized gain distributions                                       680,703            335,981
Net change in unrealized appreciation (depreciation)              786,884             (4,734)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,162,007          1,098,775
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,862,715          2,028,444
Cost of units redeemed                                         (3,434,643)        (5,634,683)
Account charges                                                    (4,546)            (4,784)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,576,474)        (3,611,023)
                                                         -----------------  -----------------
Net increase (decrease)                                           585,533         (2,512,248)
Net assets, beginning                                          10,612,330         13,124,578
                                                         -----------------  -----------------
Net assets, ending                                       $     11,197,863   $     10,612,330
                                                         =================  =================

Units sold                                                      1,050,591          1,235,166
Units redeemed                                                 (1,828,039)        (3,391,597)
                                                         -----------------  -----------------
Net increase (decrease)                                          (777,448)        (2,156,431)
Units outstanding, beginning                                    5,970,620          8,127,051
                                                         -----------------  -----------------
Units outstanding, ending                                       5,193,172          5,970,620
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     39,704,985
Cost of units redeemed/account charges                                           (40,858,845)
Net investment income (loss)                                                         141,747
Net realized gain (loss)                                                           6,584,171
Realized gain distributions                                                        3,229,054
Net change in unrealized appreciation (depreciation)                               2,396,751
                                                                            -----------------
Net assets                                                                  $     11,197,863
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.14         4,318  $     9,244        1.25%         21.4%
12/31/2016          1.76         4,940        8,712        1.25%         10.8%
12/31/2015          1.59         6,517       10,376        1.25%          1.8%
12/31/2014          1.56         9,843       15,401        1.25%          7.2%
12/31/2013          1.46        12,980       18,944        1.25%         29.5%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.20           751  $     1,654        1.00%         21.7%
12/31/2016          1.81           813        1,470        1.00%         11.0%
12/31/2015          1.63           784        1,277        1.00%          2.0%
12/31/2014          1.60           688        1,099        1.00%          7.5%
12/31/2013          1.49            17           25        1.00%         29.8%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.26             0  $         0        0.75%         22.0%
12/31/2016          1.86             0            0        0.75%         11.3%
12/31/2015          1.67             0            0        0.75%          2.3%
12/31/2014          1.63             0            0        0.75%          7.7%
12/31/2013          1.51             0            0        0.75%         30.1%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.33            48  $       111        0.50%         22.3%
12/31/2016          1.90            52           99        0.50%         11.6%
12/31/2015          1.71            52           89        0.50%          2.5%
12/31/2014          1.66            55           92        0.50%          8.0%
12/31/2013          1.54            49           75        0.50%         30.4%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.39             0  $         0        0.25%         22.6%
12/31/2016          1.95             0            0        0.25%         11.9%
12/31/2015          1.75             0            0        0.25%          2.8%
12/31/2014          1.70             0            0        0.25%          8.3%
12/31/2013          1.57             0            0        0.25%         30.8%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.46            77  $       189        0.00%         22.9%
12/31/2016          2.00           166          332        0.00%         12.1%
12/31/2015          1.79           774        1,382        0.00%          3.0%
12/31/2014          1.73           713        1,236        0.00%          8.6%
12/31/2013          1.60           959        1,531        0.00%         31.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        1.2%
    2015        1.0%
    2014        1.3%
    2013        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA R4 CLASS - 458809845

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        199,312  $       202,265           15,273
                                                       ===============  ===============
Receivables: investments sold                   4,131
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        203,443
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       203,443         181,609  $         1.12
Band 100                                        --              --            1.15
Band 75                                         --              --            1.18
Band 50                                         --              --            1.22
Band 25                                         --              --            1.25
Band 0                                          --              --            1.29
                                   ---------------  --------------
 Total                             $       203,443         181,609
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $           2,279
Mortality & expense charges                                                             (2,567)
                                                                              -----------------
Net investment income (loss)                                                              (288)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (650)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                       171
                                                                              -----------------
Net gain (loss)                                                                           (479)
                                                                              -----------------

Increase (decrease) in net assets from operations                            $            (767)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (288)  $           (163)
Net realized gain (loss)                                             (650)               321
Realized gain distributions                                            --              1,164
Net change in unrealized appreciation (depreciation)                  171               (781)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                    (767)               541
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           62,414             23,571
Cost of units redeemed                                            (54,097)           (78,270)
Account charges                                                      (224)               (56)
                                                         -----------------  -----------------
Increase (decrease)                                                 8,093            (54,755)
                                                         -----------------  -----------------
Net increase (decrease)                                             7,326            (54,214)
Net assets, beginning                                             196,117            250,331
                                                         -----------------  -----------------
Net assets, ending                                       $        203,443   $        196,117
                                                         =================  =================

Units sold                                                         55,296             21,240
Units redeemed                                                    (48,252)           (69,195)
                                                         -----------------  -----------------
Net increase (decrease)                                             7,044            (47,955)
Units outstanding, beginning                                      174,565            222,520
                                                         -----------------  -----------------
Units outstanding, ending                                         181,609            174,565
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      4,163,474
Cost of units redeemed/account charges                                             (3,964,956)
Net investment income (loss)                                                           17,942
Net realized gain (loss)                                                              (11,802)
Realized gain distributions                                                             1,738
Net change in unrealized appreciation (depreciation)                                   (2,953)
                                                                             -----------------
Net assets                                                                   $        203,443
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.12           182  $       203        1.25%         -0.3%
12/31/2016          1.12           175          196        1.25%         -0.1%
12/31/2015          1.12           223          250        1.25%         -0.3%
12/31/2014          1.13           178          201        1.25%          0.6%
12/31/2013          1.12         1,846        2,071        1.25%         -2.4%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.15             0  $         0        1.00%          0.0%
12/31/2016          1.15             0            0        1.00%          0.1%
12/31/2015          1.15             0            0        1.00%         -0.1%
12/31/2014          1.15             0            0        1.00%          0.9%
12/31/2013          1.14             0            0        1.00%         -2.2%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.18             0  $         0        0.75%          0.2%
12/31/2016          1.18             0            0        0.75%          0.4%
12/31/2015          1.18             0            0        0.75%          0.2%
12/31/2014          1.18             0            0        0.75%          1.1%
12/31/2013          1.16             0            0        0.75%         -1.9%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.22             0  $         0        0.50%          0.5%
12/31/2016          1.21             0            0        0.50%          0.6%
12/31/2015          1.21             0            0        0.50%          0.4%
12/31/2014          1.20             0            0        0.50%          1.4%
12/31/2013          1.18             0            0        0.50%         -1.7%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.25             0  $         0        0.25%          0.7%
12/31/2016          1.24             0            0        0.25%          0.9%
12/31/2015          1.23             0            0        0.25%          0.7%
12/31/2014          1.23             0            0        0.25%          1.7%
12/31/2013          1.21             0            0        0.25%         -1.4%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.29             0  $         0        0.00%          1.0%
12/31/2016          1.28             0            0        0.00%          1.1%
12/31/2015          1.26             0            0        0.00%          0.9%
12/31/2014          1.25             0            0        0.00%          1.9%
12/31/2013          1.23             0            0        0.00%         -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        1.2%
    2015        1.2%
    2014        1.7%
    2013        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA R3 CLASS - 458809852

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       737,735   $       748,197           55,278
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,423)
                                     ----------------
Net assets                           $       736,312
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       213,910         195,603  $         1.09
Band 100                                   522,402         463,594            1.13
Band 75                                         --              --            1.16
Band 50                                         --              --            1.20
Band 25                                         --              --            1.23
Band 0                                          --              --            1.27
                                   ---------------  --------------
 Total                             $       736,312         659,197
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          6,340
Mortality & expense charges                                                             (8,486)
                                                                              -----------------
Net investment income (loss)                                                            (2,146)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,392)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     2,439
                                                                              -----------------
Net gain (loss)                                                                           (953)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (3,099)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,146)  $         (1,609)
Net realized gain (loss)                                           (3,392)               696
Realized gain distributions                                            --              5,529
Net change in unrealized appreciation (depreciation)                2,439             (7,175)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (3,099)            (2,559)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           79,062            619,139
Cost of units redeemed                                           (271,237)          (293,429)
Account charges                                                      (194)              (286)
                                                         -----------------  -----------------
Increase (decrease)                                              (192,369)           325,424
                                                         -----------------  -----------------
Net increase (decrease)                                          (195,468)           322,865
Net assets, beginning                                             931,780            608,915
                                                         -----------------  -----------------
Net assets, ending                                       $        736,312   $        931,780
                                                         =================  =================

Units sold                                                         73,034            548,165
Units redeemed                                                   (246,676)          (258,649)
                                                         -----------------  -----------------
Net increase (decrease)                                          (173,642)           289,516
Units outstanding, beginning                                      832,839            543,323
                                                         -----------------  -----------------
Units outstanding, ending                                         659,197            832,839
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      5,835,612
Cost of units redeemed/account charges                                            (5,241,731)
Net investment income (loss)                                                          95,998
Net realized gain (loss)                                                              49,966
Realized gain distributions                                                            6,929
Net change in unrealized appreciation (depreciation)                                 (10,462)
                                                                            -----------------
Net assets                                                                  $        736,312
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09           196  $       214        1.25%         -0.6%
12/31/2016          1.10           324          356        1.25%         -0.4%
12/31/2015          1.10           358          395        1.25%         -0.7%
12/31/2014          1.11           599          666        1.25%          0.3%
12/31/2013          1.11           671          744        1.25%         -2.7%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13           464  $       522        1.00%         -0.3%
12/31/2016          1.13           509          576        1.00%         -0.2%
12/31/2015          1.13           157          178        1.00%         -0.4%
12/31/2014          1.14           162          184        1.00%          0.6%
12/31/2013          1.13             0            0        1.00%         -2.5%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.16             0  $         0        0.75%         -0.1%
12/31/2016          1.16             0            0        0.75%          0.1%
12/31/2015          1.16             0            0        0.75%         -0.2%
12/31/2014          1.16             0            0        0.75%          0.8%
12/31/2013          1.15             0            0        0.75%         -2.2%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.20             0  $         0        0.50%          0.2%
12/31/2016          1.19             0            0        0.50%          0.3%
12/31/2015          1.19             0            0        0.50%          0.1%
12/31/2014          1.19             0            0        0.50%          1.1%
12/31/2013          1.18             0            0        0.50%         -2.0%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.23             0  $         0        0.25%          0.4%
12/31/2016          1.23             0            0        0.25%          0.6%
12/31/2015          1.22             0            0        0.25%          0.3%
12/31/2014          1.22             0            0        0.25%          1.3%
12/31/2013          1.20             0            0        0.25%         -1.8%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.27             0  $         0        0.00%          0.7%
12/31/2016          1.26             0            0        0.00%          0.8%
12/31/2015          1.25            29           36        0.00%          0.6%
12/31/2014          1.24            57           71        0.00%          1.6%
12/31/2013          1.23            55           68        0.00%         -1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.8%
    2016        1.0%
    2015        0.8%
    2014        0.9%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          AMERICAN FUNDS NEW PERSPECTIVE FUND R4 CLASS - 648018844

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     9,861,605  $      8,690,625          232,469
                                                      ================  ===============
Receivables: investments sold                 34,607
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     9,896,212
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     9,896,212       5,352,200  $          1.85
Band 100                                         --              --             1.88
Band 75                                          --              --             1.91
Band 50                                          --              --             1.94
Band 25                                          --              --             1.97
Band 0                                           --              --             2.01
                                    ---------------  --------------
 Total                              $     9,896,212       5,352,200
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        38,830
Mortality & expense charges                                                        (105,787)
                                                                            ----------------
Net investment income (loss)                                                        (66,957)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            131,411
Realized gain distributions                                                         475,394
Net change in unrealized appreciation (depreciation)                              1,476,839
                                                                            ----------------
Net gain (loss)                                                                   2,083,644
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,016,687
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (66,957)  $        (26,031)
Net realized gain (loss)                                          131,411            (27,932)
Realized gain distributions                                       475,394            222,176
Net change in unrealized appreciation (depreciation)            1,476,839            (82,317)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,016,687             85,896
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,941,492          1,862,195
Cost of units redeemed                                         (2,586,845)        (1,379,252)
Account charges                                                    (6,477)            (3,689)
                                                         -----------------  -----------------
Increase (decrease)                                               348,170            479,254
                                                         -----------------  -----------------
Net increase (decrease)                                         2,364,857            565,150
Net assets, beginning                                           7,531,355          6,966,205
                                                         -----------------  -----------------
Net assets, ending                                       $      9,896,212   $      7,531,355
                                                         =================  =================

Units sold                                                      1,880,329          1,315,406
Units redeemed                                                 (1,683,843)          (961,285)
                                                         -----------------  -----------------
Net increase (decrease)                                           196,486            354,121
Units outstanding, beginning                                    5,155,714          4,801,593
                                                         -----------------  -----------------
Units outstanding, ending                                       5,352,200          5,155,714
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    18,861,608
Cost of units redeemed/account charges                                          (11,995,421)
Net investment income (loss)                                                       (146,622)
Net realized gain (loss)                                                            394,862
Realized gain distributions                                                       1,610,805
Net change in unrealized appreciation (depreciation)                              1,170,980
                                                                            ----------------
Net assets                                                                  $     9,896,212
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.85         5,352  $     9,896        1.25%         27.2%
12/31/2016          1.45         4,785        6,954        1.25%          0.6%
12/31/2015          1.45         4,474        6,465        1.25%          4.0%
12/31/2014          1.39         4,128        5,736        1.25%          1.9%
12/31/2013          1.36         2,806        3,826        1.25%         25.2%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.88             0  $         0        1.00%         27.5%
12/31/2016          1.47             0            0        1.00%          0.8%
12/31/2015          1.46             0            0        1.00%          4.3%
12/31/2014          1.40             0            0        1.00%          2.2%
12/31/2013          1.37             0            0        1.00%         25.5%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.91             0  $         0        0.75%         27.9%
12/31/2016          1.49             0            0        0.75%          1.1%
12/31/2015          1.48             0            0        0.75%          4.5%
12/31/2014          1.41             0            0        0.75%          2.4%
12/31/2013          1.38             0            0        0.75%         25.8%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.94             0  $         0        0.50%         28.2%
12/31/2016          1.51             0            0        0.50%          1.3%
12/31/2015          1.49             0            0        0.50%          4.8%
12/31/2014          1.43             0            0        0.50%          2.7%
12/31/2013          1.39             0            0        0.50%         26.2%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.97             0  $         0        0.25%         28.5%
12/31/2016          1.54             0            0        0.25%          1.6%
12/31/2015          1.51             0            0        0.25%          5.0%
12/31/2014          1.44             0            0        0.25%          2.9%
12/31/2013          1.40             0            0        0.25%         26.5%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.01             0  $         0        0.00%         28.8%
12/31/2016          1.56           371          577        0.00%          1.8%
12/31/2015          1.53           328          502        0.00%          5.3%
12/31/2014          1.45           189          274        0.00%          3.2%
12/31/2013          1.41           161          226        0.00%         26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        0.8%
    2015        0.7%
    2014        0.7%
    2013        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          AMERICAN FUNDS NEW PERSPECTIVE FUND R3 CLASS - 648018851

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     4,175,762  $      3,732,644           99,428
                                                      ================  ===============
Receivables: investments sold                 20,132
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     4,195,894
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,071,788       2,246,546  $          1.81
Band 100                                         --              --             1.84
Band 75                                          --              --             1.87
Band 50                                          --              --             1.90
Band 25                                          --              --             1.93
Band 0                                      124,106          63,117             1.97
                                    ---------------  --------------
 Total                              $     4,195,894       2,309,663
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         4,492
Mortality & expense charges                                                         (46,574)
                                                                            ----------------
Net investment income (loss)                                                        (42,082)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            136,184
Realized gain distributions                                                         201,440
Net change in unrealized appreciation (depreciation)                                604,908
                                                                            ----------------
Net gain (loss)                                                                     942,532
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       900,450
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (42,082)  $        (30,326)
Net realized gain (loss)                                          136,184            (60,510)
Realized gain distributions                                       201,440            101,157
Net change in unrealized appreciation (depreciation)              604,908              3,642
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 900,450             13,963
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,457,841            748,464
Cost of units redeemed                                         (1,566,113)        (2,176,534)
Account charges                                                    (2,173)            (1,765)
                                                         -----------------  -----------------
Increase (decrease)                                              (110,445)        (1,429,835)
                                                         -----------------  -----------------
Net increase (decrease)                                           790,005         (1,415,872)
Net assets, beginning                                           3,405,889          4,821,761
                                                         -----------------  -----------------
Net assets, ending                                       $      4,195,894   $      3,405,889
                                                         =================  =================

Units sold                                                        881,706            538,643
Units redeemed                                                   (950,621)        (1,522,553)
                                                         -----------------  -----------------
Net increase (decrease)                                           (68,915)          (983,910)
Units outstanding, beginning                                    2,378,578          3,362,488
                                                         -----------------  -----------------
Units outstanding, ending                                       2,309,663          2,378,578
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     9,735,480
Cost of units redeemed/account charges                                           (7,007,286)
Net investment income (loss)                                                       (142,578)
Net realized gain (loss)                                                            234,078
Realized gain distributions                                                         933,082
Net change in unrealized appreciation (depreciation)                                443,118
                                                                            ----------------
Net assets                                                                  $     4,195,894
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.81         2,247  $     4,072        1.25%         26.9%
12/31/2016          1.43         2,303        3,290        1.25%          0.2%
12/31/2015          1.43         3,006        4,284        1.25%          3.7%
12/31/2014          1.37         2,851        3,919        1.25%          1.6%
12/31/2013          1.35         1,854        2,508        1.25%         24.9%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.84             0  $         0        1.00%         27.2%
12/31/2016          1.45             0            0        1.00%          0.5%
12/31/2015          1.44             0            0        1.00%          4.0%
12/31/2014          1.39             0            0        1.00%          1.8%
12/31/2013          1.36             0            0        1.00%         25.2%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.87             0  $         0        0.75%         27.5%
12/31/2016          1.47             0            0        0.75%          0.7%
12/31/2015          1.46             0            0        0.75%          4.2%
12/31/2014          1.40             0            0        0.75%          2.1%
12/31/2013          1.37             0            0        0.75%         25.5%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.90             0  $         0        0.50%         27.8%
12/31/2016          1.49             0            0        0.50%          1.0%
12/31/2015          1.47             0            0        0.50%          4.5%
12/31/2014          1.41             0            0        0.50%          2.3%
12/31/2013          1.38             0            0        0.50%         25.8%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.93             0  $         0        0.25%         28.1%
12/31/2016          1.51             0            0        0.25%          1.2%
12/31/2015          1.49             0            0        0.25%          4.7%
12/31/2014          1.42             0            0        0.25%          2.6%
12/31/2013          1.39             0            0        0.25%         26.1%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.97            63  $       124        0.00%         28.5%
12/31/2016          1.53            76          116        0.00%          1.5%
12/31/2015          1.51           357          538        0.00%          5.0%
12/31/2014          1.44           340          489        0.00%          2.9%
12/31/2013          1.40             0            0        0.00%         26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.1%
    2016        0.4%
    2015        0.4%
    2014        0.3%
    2013        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             AMERICAN FUNDS NEW WORLD FUND R4 CLASS - 649280849

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                    ----------------  ---------------  ---------------
Investments                          $   18,768,997   $    15,817,885          279,847
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (153,561)
                                    ----------------
Net assets                           $   18,615,436
                                    ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   18,595,295      12,352,994  $          1.51
Band 100                                        --              --             1.53
Band 75                                         --              --             1.55
Band 50                                         --              --             1.57
Band 25                                         --              --             1.59
Band 0                                      20,141          12,476             1.61
                                    --------------  --------------
 Total                              $   18,615,436      12,365,470
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        187,750
Mortality & expense charges                                                         (215,802)
                                                                            -----------------
Net investment income (loss)                                                         (28,052)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              31,651
Realized gain distributions                                                          176,000
Net change in unrealized appreciation (depreciation)                               4,417,957
                                                                            -----------------
Net gain (loss)                                                                    4,625,608
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      4,597,556
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (28,052)  $         (2,394)
Net realized gain (loss)                                           31,651           (213,669)
Realized gain distributions                                       176,000                 --
Net change in unrealized appreciation (depreciation)            4,417,957            444,620
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               4,597,556            228,557
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,732,921          5,998,060
Cost of units redeemed                                         (5,719,510)        (2,668,376)
Account charges                                                   (73,052)           (48,410)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,059,641)         3,281,274
                                                         -----------------  -----------------
Net increase (decrease)                                         3,537,915          3,509,831
Net assets, beginning                                          15,077,521         11,567,690
                                                         -----------------  -----------------
Net assets, ending                                       $     18,615,436   $     15,077,521
                                                         =================  =================

Units sold                                                      5,537,777          5,214,342
Units redeemed                                                 (6,288,461)        (2,428,510)
                                                         -----------------  -----------------
Net increase (decrease)                                          (750,684)         2,785,832
Units outstanding, beginning                                   13,116,154         10,330,322
                                                         -----------------  -----------------
Units outstanding, ending                                      12,365,470         13,116,154
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $     30,733,971
Cost of units redeemed/account charges                                            (15,587,166)
Net investment income (loss)                                                          (74,388)
Net realized gain (loss)                                                              (65,861)
Realized gain distributions                                                           657,768
Net change in unrealized appreciation (depreciation)                                2,951,112
                                                                             -----------------
Net assets                                                                   $     18,615,436
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.51        12,353  $    18,595        1.25%         31.0%
12/31/2016          1.15        13,108       15,067        1.25%          2.7%
12/31/2015          1.12        10,325       11,562        1.25%         -7.1%
12/31/2014          1.21         8,347       10,064        1.25%         -4.8%
12/31/2013          1.27         2,576        3,263        1.25%          8.7%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.53             0  $         0        1.00%         31.3%
12/31/2016          1.16             0            0        1.00%          2.9%
12/31/2015          1.13             0            0        1.00%         -6.9%
12/31/2014          1.21             0            0        1.00%         -4.6%
12/31/2013          1.27             0            0        1.00%          9.0%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.55             0  $         0        0.75%         31.6%
12/31/2016          1.18             0            0        0.75%          3.2%
12/31/2015          1.14             0            0        0.75%         -6.7%
12/31/2014          1.22             0            0        0.75%         -4.3%
12/31/2013          1.28             0            0        0.75%          9.2%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.57             0  $         0        0.50%         31.9%
12/31/2016          1.19             0            0        0.50%          3.4%
12/31/2015          1.15             0            0        0.50%         -6.4%
12/31/2014          1.23             0            0        0.50%         -4.1%
12/31/2013          1.28             0            0        0.50%          9.5%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.59             0  $         0        0.25%         32.3%
12/31/2016          1.20             0            0        0.25%          3.7%
12/31/2015          1.16             0            0        0.25%         -6.2%
12/31/2014          1.24             0            0        0.25%         -3.9%
12/31/2013          1.29             0            0        0.25%          9.8%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.61            12  $        20        0.00%         32.6%
12/31/2016          1.22             9           10        0.00%          3.9%
12/31/2015          1.17             5            6        0.00%         -6.0%
12/31/2014          1.25             2            3        0.00%         -3.6%
12/31/2013          1.29             0            0        0.00%         10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        1.2%
    2015        0.7%
    2014        1.4%
    2013        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             AMERICAN FUNDS NEW WORLD FUND R3 CLASS - 649280856

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $      732,917   $       608,540           11,102
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                (515)
                                     ---------------
Net assets                           $      732,402
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       732,402         495,535  $         1.48
Band 100                                        --              --            1.50
Band 75                                         --              --            1.52
Band 50                                         --              --            1.54
Band 25                                         --              --            1.56
Band 0                                          --              --            1.59
                                   ---------------  --------------
 Total                             $       732,402         495,535
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          5,276
Mortality & expense charges                                                           (8,579)
                                                                            -----------------
Net investment income (loss)                                                          (3,303)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              28,735
Realized gain distributions                                                            6,940
Net change in unrealized appreciation (depreciation)                                 146,144
                                                                            -----------------
Net gain (loss)                                                                      181,819
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        178,516
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,303)  $         (1,859)
Net realized gain (loss)                                           28,735            (20,605)
Realized gain distributions                                         6,940                 --
Net change in unrealized appreciation (depreciation)              146,144             28,630
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 178,516              6,166
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          317,753            170,768
Cost of units redeemed                                           (240,344)          (132,850)
Account charges                                                      (878)              (990)
                                                         -----------------  -----------------
Increase (decrease)                                                76,531             36,928
                                                         -----------------  -----------------
Net increase (decrease)                                           255,047             43,094
Net assets, beginning                                             477,355            434,261
                                                         -----------------  -----------------
Net assets, ending                                       $        732,402   $        477,355
                                                         =================  =================

Units sold                                                        252,233            153,966
Units redeemed                                                   (178,369)          (124,652)
                                                         -----------------  -----------------
Net increase (decrease)                                            73,864             29,314
Units outstanding, beginning                                      421,671            392,357
                                                         -----------------  -----------------
Units outstanding, ending                                         495,535            421,671
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $      1,112,791
Cost of units redeemed/account charges                                                (514,617)
Net investment income (loss)                                                            (9,084)
Net realized gain (loss)                                                                (5,037)
Realized gain distributions                                                             23,972
Net change in unrealized appreciation (depreciation)                                   124,377
                                                                              -----------------
Net assets                                                                    $        732,402
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.48           496  $       732        1.25%         30.6%
12/31/2016          1.13           422          477        1.25%          2.3%
12/31/2015          1.11           390          431        1.25%         -7.4%
12/31/2014          1.20           280          335        1.25%         -5.1%
12/31/2013          1.26           129          163        1.25%          8.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.50             0  $         0        1.00%         30.9%
12/31/2016          1.15             0            0        1.00%          2.6%
12/31/2015          1.12             0            0        1.00%         -7.2%
12/31/2014          1.20             0            0        1.00%         -4.9%
12/31/2013          1.26             0            0        1.00%          8.6%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.52             0  $         0        0.75%         31.2%
12/31/2016          1.16             0            0        0.75%          2.8%
12/31/2015          1.13             0            0        0.75%         -7.0%
12/31/2014          1.21             0            0        0.75%         -4.7%
12/31/2013          1.27             0            0        0.75%          8.9%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.54             0  $         0        0.50%         31.5%
12/31/2016          1.17             0            0        0.50%          3.1%
12/31/2015          1.14             0            0        0.50%         -6.7%
12/31/2014          1.22             0            0        0.50%         -4.4%
12/31/2013          1.28             0            0        0.50%          9.1%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.56             0  $         0        0.25%         31.9%
12/31/2016          1.19             0            0        0.25%          3.3%
12/31/2015          1.15             0            0        0.25%         -6.5%
12/31/2014          1.23             0            0        0.25%         -4.2%
12/31/2013          1.28             0            0        0.25%          9.4%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.59             0  $         0        0.00%         32.2%
12/31/2016          1.20             0            0        0.00%          3.6%
12/31/2015          1.16             3            3        0.00%         -6.3%
12/31/2014          1.23             1            2        0.00%         -3.9%
12/31/2013          1.29             0            0        0.00%          9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        0.8%
    2015        0.4%
    2014        0.8%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS SMALLCAP WORLD FUND R4 CLASS - 831681846

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,579,306  $      1,378,463           28,542
                                                      ================  ===============
Receivables: investments sold                    791
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,580,097
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,580,097       1,001,243  $          1.58
Band 100                                         --              --             1.62
Band 75                                          --              --             1.66
Band 50                                          --              --             1.70
Band 25                                          --              --             1.75
Band 0                                           --              --             1.79
                                    ---------------  --------------
 Total                              $     1,580,097       1,001,243
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (24,611)
                                                                            ----------------
Net investment income (loss)                                                        (24,611)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            132,162
Realized gain distributions                                                          81,754
Net change in unrealized appreciation (depreciation)                                262,541
                                                                            ----------------
Net gain (loss)                                                                     476,457
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       451,846
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (24,611)  $        (18,884)
Net realized gain (loss)                                          132,162            (60,495)
Realized gain distributions                                        81,754                 --
Net change in unrealized appreciation (depreciation)              262,541            186,941
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 451,846            107,562
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          394,213            816,818
Cost of units redeemed                                         (1,541,425)          (821,150)
Account charges                                                    (1,727)            (1,311)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,148,939)            (5,643)
                                                         -----------------  -----------------
Net increase (decrease)                                          (697,093)           101,919
Net assets, beginning                                           2,277,190          2,175,271
                                                         -----------------  -----------------
Net assets, ending                                       $      1,580,097   $      2,277,190
                                                         =================  =================

Units sold                                                        373,704            684,872
Units redeemed                                                 (1,180,080)          (680,951)
                                                         -----------------  -----------------
Net increase (decrease)                                          (806,376)             3,921
Units outstanding, beginning                                    1,807,619          1,803,698
                                                         -----------------  -----------------
Units outstanding, ending                                       1,001,243          1,807,619
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     5,497,687
Cost of units redeemed/account charges                                           (4,604,070)
Net investment income (loss)                                                        (83,730)
Net realized gain (loss)                                                            186,208
Realized gain distributions                                                         383,159
Net change in unrealized appreciation (depreciation)                                200,843
                                                                            ----------------
Net assets                                                                  $     1,580,097
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.58         1,001  $     1,580        1.25%         25.3%
12/31/2016          1.26         1,808        2,277        1.25%          4.5%
12/31/2015          1.21         1,804        2,175        1.25%          1.4%
12/31/2014          1.19         1,087        1,293        1.25%          0.6%
12/31/2013          1.18           892        1,055        1.25%         27.7%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.62             0  $         0        1.00%         25.6%
12/31/2016          1.29             0            0        1.00%          4.7%
12/31/2015          1.23             0            0        1.00%          1.6%
12/31/2014          1.21             0            0        1.00%          0.8%
12/31/2013          1.20             0            0        1.00%         28.1%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.66             0  $         0        0.75%         25.9%
12/31/2016          1.32             0            0        0.75%          5.0%
12/31/2015          1.26             0            0        0.75%          1.9%
12/31/2014          1.23             0            0        0.75%          1.1%
12/31/2013          1.22             0            0        0.75%         28.4%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.70             0  $         0        0.50%         26.2%
12/31/2016          1.35             0            0        0.50%          5.2%
12/31/2015          1.28             0            0        0.50%          2.1%
12/31/2014          1.26             0            0        0.50%          1.3%
12/31/2013          1.24             0            0        0.50%         28.7%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.75             0  $         0        0.25%         26.5%
12/31/2016          1.38             0            0        0.25%          5.5%
12/31/2015          1.31             0            0        0.25%          2.4%
12/31/2014          1.28             0            0        0.25%          1.6%
12/31/2013          1.26             0            0        0.25%         29.0%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.79             0  $         0        0.00%         26.8%
12/31/2016          1.41             0            0        0.00%          5.8%
12/31/2015          1.34             0            0        0.00%          2.6%
12/31/2014          1.30             0            0        0.00%          1.8%
12/31/2013          1.28             0            0        0.00%         29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.4%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS SMALLCAP WORLD FUND R3 CLASS - 831681853

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,048,946  $      1,740,777           38,288
                                                      ================  ===============
Receivables: investments sold                    646
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,049,592
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,721,649       1,128,842  $          1.53
Band 100                                    281,663         180,056             1.56
Band 75                                          --              --             1.60
Band 50                                          --              --             1.65
Band 25                                          --              --             1.69
Band 0                                       46,280          26,735             1.73
                                    ---------------  --------------
 Total                              $     2,049,592       1,335,633
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (23,295)
                                                                            -----------------
Net investment income (loss)                                                         (23,295)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              55,406
Realized gain distributions                                                           91,338
Net change in unrealized appreciation (depreciation)                                 310,474
                                                                            -----------------
Net gain (loss)                                                                      457,218
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        433,923
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (23,295)  $        (21,382)
Net realized gain (loss)                                           55,406            (40,952)
Realized gain distributions                                        91,338                 --
Net change in unrealized appreciation (depreciation)              310,474            134,746
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 433,923             72,412
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          294,650            301,370
Cost of units redeemed                                           (456,075)          (811,736)
Account charges                                                      (846)            (1,228)
                                                         -----------------  -----------------
Increase (decrease)                                              (162,271)          (511,594)
                                                         -----------------  -----------------
Net increase (decrease)                                           271,652           (439,182)
Net assets, beginning                                           1,777,940          2,217,122
                                                         -----------------  -----------------
Net assets, ending                                       $      2,049,592   $      1,777,940
                                                         =================  =================

Units sold                                                        214,634            264,995
Units redeemed                                                   (325,876)          (701,027)
                                                         -----------------  -----------------
Net increase (decrease)                                          (111,242)          (436,032)
Units outstanding, beginning                                    1,446,875          1,882,907
                                                         -----------------  -----------------
Units outstanding, ending                                       1,335,633          1,446,875
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     5,664,921
Cost of units redeemed/account charges                                           (4,758,752)
Net investment income (loss)                                                       (122,574)
Net realized gain (loss)                                                            421,681
Realized gain distributions                                                         536,147
Net change in unrealized appreciation (depreciation)                                308,169
                                                                            ----------------
Net assets                                                                  $     2,049,592
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.53         1,129  $     1,722        1.25%         24.9%
12/31/2016          1.22         1,158        1,414        1.25%          4.2%
12/31/2015          1.17         1,571        1,841        1.25%          1.0%
12/31/2014          1.16         1,499        1,740        1.25%          0.2%
12/31/2013          1.16         1,803        2,088        1.25%         27.4%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.56           180  $       282        1.00%         25.2%
12/31/2016          1.25           264          329        1.00%          4.4%
12/31/2015          1.20           293          350        1.00%          1.3%
12/31/2014          1.18           311          368        1.00%          0.5%
12/31/2013          1.18            17           20        1.00%         27.7%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.60             0  $         0        0.75%         25.5%
12/31/2016          1.28             0            0        0.75%          4.7%
12/31/2015          1.22             0            0        0.75%          1.5%
12/31/2014          1.20             0            0        0.75%          0.7%
12/31/2013          1.19             0            0        0.75%         28.0%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.65             0  $         0        0.50%         25.8%
12/31/2016          1.31             0            0        0.50%          4.9%
12/31/2015          1.25             0            0        0.50%          1.8%
12/31/2014          1.22             0            0        0.50%          1.0%
12/31/2013          1.21             0            0        0.50%         28.3%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.69             0  $         0        0.25%         26.1%
12/31/2016          1.34             0            0        0.25%          5.2%
12/31/2015          1.27             0            0        0.25%          2.0%
12/31/2014          1.25             0            0        0.25%          1.2%
12/31/2013          1.23             0            0        0.25%         28.6%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.73            27  $        46        0.00%         26.5%
12/31/2016          1.37            25           34        0.00%          5.5%
12/31/2015          1.30            20           26        0.00%          2.3%
12/31/2014          1.27            14           18        0.00%          1.5%
12/31/2013          1.25            11           14        0.00%         29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.1%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN FUNDS THE GROWTH FUND OF AMERICA R4 CLASS - 399874841

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    33,749,370   $   26,309,337          686,856
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (24,732)
                                     ----------------
Net assets                           $    33,724,638
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   33,724,638      15,274,303  $          2.21
Band 100                                        --              --             2.27
Band 75                                         --              --             2.33
Band 50                                         --              --             2.40
Band 25                                         --              --             2.47
Band 0                                          --              --             2.54
                                    --------------  --------------
 Total                              $   33,724,638      15,274,303
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        149,721
Mortality & expense charges                                                         (423,145)
                                                                            -----------------
Net investment income (loss)                                                        (273,424)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           2,454,041
Realized gain distributions                                                        2,145,315
Net change in unrealized appreciation (depreciation)                               3,070,998
                                                                            -----------------
Net gain (loss)                                                                    7,670,354
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      7,396,930
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (273,424)  $       (212,901)
Net realized gain (loss)                                        2,454,041          2,549,820
Realized gain distributions                                     2,145,315          1,765,352
Net change in unrealized appreciation (depreciation)            3,070,998         (1,805,739)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               7,396,930          2,296,532
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,647,909          5,381,053
Cost of units redeemed                                        (11,427,404)       (16,532,366)
Account charges                                                   (34,646)           (18,868)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,814,141)       (11,170,181)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,582,789         (8,873,649)
Net assets, beginning                                          31,141,849         40,015,498
                                                         -----------------  -----------------
Net assets, ending                                       $     33,724,638   $     31,141,849
                                                         =================  =================

Units sold                                                      3,355,041          3,285,815
Units redeemed                                                 (5,644,519)        (9,322,395)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,289,478)        (6,036,580)
Units outstanding, beginning                                   17,563,781         23,600,361
                                                         -----------------  -----------------
Units outstanding, ending                                      15,274,303         17,563,781
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    112,363,311
Cost of units redeemed/account charges                                          (107,383,280)
Net investment income (loss)                                                      (1,425,052)
Net realized gain (loss)                                                           8,621,263
Realized gain distributions                                                       14,108,363
Net change in unrealized appreciation (depreciation)                               7,440,033
                                                                            -----------------
Net assets                                                                  $     33,724,638
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.21        15,274  $    33,725        1.25%         24.5%
12/31/2016          1.77        17,564       31,142        1.25%          7.1%
12/31/2015          1.66        18,926       31,333        1.25%          4.0%
12/31/2014          1.59        19,110       30,414        1.25%          7.9%
12/31/2013          1.48        20,772       30,640        1.25%         32.2%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.27             0  $         0        1.00%         24.8%
12/31/2016          1.82             0            0        1.00%          7.4%
12/31/2015          1.69             0            0        1.00%          4.3%
12/31/2014          1.62             0            0        1.00%          8.2%
12/31/2013          1.50             0            0        1.00%         32.5%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.33             0  $         0        0.75%         25.1%
12/31/2016          1.87             0            0        0.75%          7.6%
12/31/2015          1.73             0            0        0.75%          4.5%
12/31/2014          1.66             0            0        0.75%          8.4%
12/31/2013          1.53             0            0        0.75%         32.8%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.40             0  $         0        0.50%         25.5%
12/31/2016          1.91             0            0        0.50%          7.9%
12/31/2015          1.77             0            0        0.50%          4.8%
12/31/2014          1.69             0            0        0.50%          8.7%
12/31/2013          1.56             0            0        0.50%         33.2%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.47             0  $         0        0.25%         25.8%
12/31/2016          1.96             0            0        0.25%          8.2%
12/31/2015          1.81             0            0        0.25%          5.1%
12/31/2014          1.73             0            0        0.25%          9.0%
12/31/2013          1.58             0            0        0.25%         33.5%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.54             0  $         0        0.00%         26.1%
12/31/2016          2.01             0            0        0.00%          8.4%
12/31/2015          1.86         4,675        8,682        0.00%          5.3%
12/31/2014          1.76         5,016        8,843        0.00%          9.3%
12/31/2013          1.61         5,449        8,794        0.00%         33.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        0.5%
    2015        0.6%
    2014        0.3%
    2013        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN FUNDS THE GROWTH FUND OF AMERICA R3 CLASS - 399874858

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    19,704,646  $     15,438,568          406,257
                                                      ================  ===============
Receivables: investments sold                 51,637
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    19,756,283
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   16,731,956        7,494,925  $         2.23
Band 100                                 1,970,007          856,395            2.30
Band 75                                         --               --            2.37
Band 50                                        523              214            2.44
Band 25                                         --               --            2.52
Band 0                                   1,053,797          406,356            2.59
                                    --------------  ---------------
 Total                              $   19,756,283        8,757,890
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        28,556
Mortality & expense charges                                                        (216,456)
                                                                            ----------------
Net investment income (loss)                                                       (187,900)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            930,641
Realized gain distributions                                                       1,239,628
Net change in unrealized appreciation (depreciation)                              2,098,157
                                                                            ----------------
Net gain (loss)                                                                   4,268,426
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     4,080,526
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (187,900)  $       (149,891)
Net realized gain (loss)                                          930,641            503,441
Realized gain distributions                                     1,239,628          1,000,707
Net change in unrealized appreciation (depreciation)            2,098,157           (246,867)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               4,080,526          1,107,390
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,349,428          2,710,963
Cost of units redeemed                                         (4,880,112)        (4,310,407)
Account charges                                                   (13,789)           (11,849)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,544,473)        (1,611,293)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,536,053           (503,903)
Net assets, beginning                                          17,220,230         17,724,133
                                                         -----------------  -----------------
Net assets, ending                                       $     19,756,283   $     17,220,230
                                                         =================  =================

Units sold                                                      1,676,008          1,633,639
Units redeemed                                                 (2,372,995)        (2,581,119)
                                                         -----------------  -----------------
Net increase (decrease)                                          (696,987)          (947,480)
Units outstanding, beginning                                    9,454,877         10,402,357
                                                         -----------------  -----------------
Units outstanding, ending                                       8,757,890          9,454,877
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     60,391,145
Cost of units redeemed/account charges                                           (59,755,616)
Net investment income (loss)                                                      (1,519,284)
Net realized gain (loss)                                                           8,879,598
Realized gain distributions                                                        7,494,362
Net change in unrealized appreciation (depreciation)                               4,266,078
                                                                            -----------------
Net assets                                                                  $     19,756,283
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.23         7,495  $    16,732        1.25%         24.2%
12/31/2016          1.80         7,871       14,153        1.25%          6.8%
12/31/2015          1.68         8,696       14,644        1.25%          3.7%
12/31/2014          1.62        12,060       19,579        1.25%          7.6%
12/31/2013          1.51        15,845       23,909        1.25%         31.8%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.30           856  $     1,970        1.00%         24.5%
12/31/2016          1.85           933        1,724        1.00%          7.0%
12/31/2015          1.73           970        1,675        1.00%          4.0%
12/31/2014          1.66           862        1,432        1.00%          7.9%
12/31/2013          1.54            92          142        1.00%         32.1%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.37             0  $         0        0.75%         24.8%
12/31/2016          1.90             0            0        0.75%          7.3%
12/31/2015          1.77             0            0        0.75%          4.2%
12/31/2014          1.70             0            0        0.75%          8.1%
12/31/2013          1.57             0            0        0.75%         32.4%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.44             0  $         1        0.50%         25.1%
12/31/2016          1.95             0            0        0.50%          7.6%
12/31/2015          1.82             0            0        0.50%          4.5%
12/31/2014          1.74             0            0        0.50%          8.4%
12/31/2013          1.60             0            0        0.50%         32.8%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.52             0  $         0        0.25%         25.4%
12/31/2016          2.01             0            0        0.25%          7.8%
12/31/2015          1.86             0            0        0.25%          4.8%
12/31/2014          1.78             0            0        0.25%          8.7%
12/31/2013          1.63             0            0        0.25%         33.1%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.59           406  $     1,054        0.00%         25.7%
12/31/2016          2.06           651        1,343        0.00%          8.1%
12/31/2015          1.91           737        1,405        0.00%          5.0%
12/31/2014          1.82           767        1,394        0.00%          8.9%
12/31/2013          1.67         1,094        1,824        0.00%         33.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        0.2%
    2015        0.2%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND R4 CLASS - 939330841

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    39,041,393   $   34,723,715          858,022
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (69,995)
                                     ----------------
Net assets                           $    38,971,398
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   33,138,241      13,373,211  $          2.48
Band 100                                        --              --             2.53
Band 75                                         --              --             2.58
Band 50                                         --              --             2.63
Band 25                                         --              --             2.69
Band 0                                   5,833,157       2,129,239             2.74
                                    --------------  --------------
 Total                              $   38,971,398      15,502,450
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       729,055
Mortality & expense charges                                                        (409,621)
                                                                            ----------------
Net investment income (loss)                                                        319,434
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            800,872
Realized gain distributions                                                       2,206,067
Net change in unrealized appreciation (depreciation)                              3,309,164
                                                                            ----------------
Net gain (loss)                                                                   6,316,103
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     6,635,537
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        319,434   $        222,051
Net realized gain (loss)                                          800,872            623,078
Realized gain distributions                                     2,206,067          1,555,711
Net change in unrealized appreciation (depreciation)            3,309,164            852,402
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               6,635,537          3,253,242
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,999,162         27,282,569
Cost of units redeemed                                        (10,138,140)       (10,298,401)
Account charges                                                   (17,405)           (11,988)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,156,383)        16,972,180
                                                         -----------------  -----------------
Net increase (decrease)                                         2,479,154         20,225,422
Net assets, beginning                                          36,492,244         16,266,822
                                                         -----------------  -----------------
Net assets, ending                                       $     38,971,398   $     36,492,244
                                                         =================  =================

Units sold                                                      2,728,485         14,467,540
Units redeemed                                                 (4,475,918)        (5,933,372)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,747,433)         8,534,168
Units outstanding, beginning                                   17,249,883          8,715,715
                                                         -----------------  -----------------
Units outstanding, ending                                      15,502,450         17,249,883
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     54,335,942
Cost of units redeemed/account charges                                           (26,946,299)
Net investment income (loss)                                                         714,008
Net realized gain (loss)                                                           1,786,462
Realized gain distributions                                                        4,763,607
Net change in unrealized appreciation (depreciation)                               4,317,678
                                                                            -----------------
Net assets                                                                  $     38,971,398
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.


                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.48        13,373  $    33,138        1.25%         18.6%
12/31/2016          2.09        14,859       31,038        1.25%         12.0%
12/31/2015          1.87         8,686       16,207        1.25%         -1.5%
12/31/2014          1.89         3,300        6,248        1.25%          9.8%
12/31/2013          1.73         2,622        4,524        1.25%         30.2%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.53             0  $         0        1.00%         18.9%
12/31/2016          2.13             0            0        1.00%         12.2%
12/31/2015          1.89             0            0        1.00%         -1.2%
12/31/2014          1.92             0            0        1.00%         10.0%
12/31/2013          1.74             0            0        1.00%         30.5%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.58             0  $         0        0.75%         19.2%
12/31/2016          2.16             0            0        0.75%         12.5%
12/31/2015          1.92             0            0        0.75%         -1.0%
12/31/2014          1.94             0            0        0.75%         10.3%
12/31/2013          1.76             0            0        0.75%         30.9%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.63             0  $         0        0.50%         19.5%
12/31/2016          2.20             0            0        0.50%         12.8%
12/31/2015          1.95             0            0        0.50%         -0.7%
12/31/2014          1.97             0            0        0.50%         10.6%
12/31/2013          1.78             0            0        0.50%         31.2%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.69             0  $         0        0.25%         19.8%
12/31/2016          2.24             0            0        0.25%         13.1%
12/31/2015          1.98             0            0        0.25%         -0.5%
12/31/2014          1.99             0            0        0.25%         10.9%
12/31/2013          1.80             0            0        0.25%         31.5%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.74         2,129  $     5,833        0.00%         20.1%
12/31/2016          2.28         2,391        5,454        0.00%         13.4%
12/31/2015          2.01            30           60        0.00%         -0.2%
12/31/2014          2.02             1            2        0.00%         11.2%
12/31/2013          1.81             0            0        0.00%         31.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        2.1%
    2015        1.8%
    2014        1.9%
    2013        2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND R3 CLASS - 939330858

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      6,179,433  $     5,496,453          136,532
                                                       ===============  ===============
Receivables: investments sold                   1,400
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      6,180,833
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,494,767       2,272,503  $          2.42
Band 100                                         --              --             2.47
Band 75                                          --              --             2.52
Band 50                                          --              --             2.57
Band 25                                          --              --             2.62
Band 0                                      686,066         256,644             2.67
                                    ---------------  --------------
 Total                              $     6,180,833       2,529,147
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        90,849
Mortality & expense charges                                                         (62,443)
                                                                            ----------------
Net investment income (loss)                                                         28,406
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            106,011
Realized gain distributions                                                         330,197
Net change in unrealized appreciation (depreciation)                                489,068
                                                                            ----------------
Net gain (loss)                                                                     925,276
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       953,682
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         28,406   $         25,503
Net realized gain (loss)                                          106,011             14,041
Realized gain distributions                                       330,197            214,689
Net change in unrealized appreciation (depreciation)              489,068            317,630
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 953,682            571,863
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,607,330          1,570,158
Cost of units redeemed                                         (1,367,798)        (1,866,019)
Account charges                                                    (1,727)            (2,013)
                                                         -----------------  -----------------
Increase (decrease)                                               237,805           (297,874)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,191,487            273,989
Net assets, beginning                                           4,989,346          4,715,357
                                                         -----------------  -----------------
Net assets, ending                                       $      6,180,833   $      4,989,346
                                                         =================  =================

Units sold                                                        747,845            845,859
Units redeemed                                                   (634,306)          (982,714)
                                                         -----------------  -----------------
Net increase (decrease)                                           113,539           (136,855)
Units outstanding, beginning                                    2,415,608          2,552,463
                                                         -----------------  -----------------
Units outstanding, ending                                       2,529,147          2,415,608
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    10,632,836
Cost of units redeemed/account charges                                           (6,662,992)
Net investment income (loss)                                                        124,654
Net realized gain (loss)                                                            459,197
Realized gain distributions                                                         944,158
Net change in unrealized appreciation (depreciation)                                682,980
                                                                            ----------------
Net assets                                                                  $     6,180,833
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.42         2,273  $     5,495        1.25%         18.2%
12/31/2016          2.04         2,150        4,396        1.25%         11.6%
12/31/2015          1.83         2,284        4,184        1.25%         -1.7%
12/31/2014          1.86         1,684        3,139        1.25%          9.4%
12/31/2013          1.70         1,319        2,248        1.25%         29.8%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.47             0  $         0        1.00%         18.5%
12/31/2016          2.08             0            0        1.00%         11.9%
12/31/2015          1.86             0            0        1.00%         -1.5%
12/31/2014          1.89             0            0        1.00%          9.7%
12/31/2013          1.72             0            0        1.00%         30.2%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.52             0  $         0        0.75%         18.8%
12/31/2016          2.12             0            0        0.75%         12.2%
12/31/2015          1.89             0            0        0.75%         -1.3%
12/31/2014          1.91             0            0        0.75%         10.0%
12/31/2013          1.74             0            0        0.75%         30.5%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.57             0  $         0        0.50%         19.1%
12/31/2016          2.16             0            0        0.50%         12.4%
12/31/2015          1.92             0            0        0.50%         -1.0%
12/31/2014          1.94             0            0        0.50%         10.3%
12/31/2013          1.76             0            0        0.50%         30.8%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.62             0  $         0        0.25%         19.4%
12/31/2016          2.19             0            0        0.25%         12.7%
12/31/2015          1.95             0            0        0.25%         -0.8%
12/31/2014          1.96             0            0        0.25%         10.5%
12/31/2013          1.77             0            0        0.25%         31.1%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.67           257  $       686        0.00%         19.7%
12/31/2016          2.23           266          593        0.00%         13.0%
12/31/2015          1.98           269          531        0.00%         -0.5%
12/31/2014          1.99           242          481        0.00%         10.8%
12/31/2013          1.79            70          125        0.00%         31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        1.7%
    2015        1.8%
    2014        1.7%
    2013        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T407

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       457,722  $        456,630           42,213
                                                      ================  ===============
Receivables: investments sold                    295
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       458,017
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       458,017         420,700  $         1.09
Band 100                                        --              --            1.10
Band 75                                         --              --            1.10
Band 50                                         --              --            1.11
Band 25                                         --              --            1.12
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $       458,017         420,700
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          6,245
Mortality & expense charges                                                           (5,269)
                                                                            -----------------
Net investment income (loss)                                                             976
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              21,848
Realized gain distributions                                                            3,591
Net change in unrealized appreciation (depreciation)                                   5,147
                                                                            -----------------
Net gain (loss)                                                                       30,586
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         31,562
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            976   $          4,037
Net realized gain (loss)                                           21,848                  1
Realized gain distributions                                         3,591              2,724
Net change in unrealized appreciation (depreciation)                5,147             (4,055)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  31,562              2,707
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          486,944            296,407
Cost of units redeemed                                           (359,287)                --
Account charges                                                      (316)                --
                                                         -----------------  -----------------
Increase (decrease)                                               127,341            296,407
                                                         -----------------  -----------------
Net increase (decrease)                                           158,903            299,114
Net assets, beginning                                             299,114                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        458,017   $        299,114
                                                         =================  =================

Units sold                                                        583,117            297,598
Units redeemed                                                   (460,015)                --
                                                         -----------------  -----------------
Net increase (decrease)                                           123,102            297,598
Units outstanding, beginning                                      297,598                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         420,700            297,598
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        783,351
Cost of units redeemed/account charges                                              (359,603)
Net investment income (loss)                                                           5,013
Net realized gain (loss)                                                              21,849
Realized gain distributions                                                            6,315
Net change in unrealized appreciation (depreciation)                                   1,092
                                                                            -----------------
Net assets                                                                  $        458,017
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09           421  $       458        1.25%          8.3%
12/31/2016          1.01           298          299        1.25%          5.4%
12/31/2015          0.95             0            0        1.25%         -4.7%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10             0  $         0        1.00%          8.6%
12/31/2016          1.01             0            0        1.00%          5.7%
12/31/2015          0.95             0            0        1.00%         -4.5%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10             0  $         0        0.75%          8.9%
12/31/2016          1.01             0            0        0.75%          6.0%
12/31/2015          0.96             0            0        0.75%         -4.4%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.11             0  $         0        0.50%          9.1%
12/31/2016          1.02             0            0        0.50%          6.2%
12/31/2015          0.96             0            0        0.50%         -4.2%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.12             0  $         0        0.25%          9.4%
12/31/2016          1.02             0            0        0.25%          6.5%
12/31/2015          0.96             0            0        0.25%         -4.1%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.12             0  $         0        0.00%          9.7%
12/31/2016          1.03             0            0        0.00%          6.7%
12/31/2015          0.96             0            0        0.00%         -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        2.9%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T506

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       817,116  $        800,375           75,083
                                                      ================  ===============
Receivables: investments sold                    542
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       817,658
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       817,658         745,023  $         1.10
Band 100                                        --              --            1.10
Band 75                                         --              --            1.11
Band 50                                         --              --            1.12
Band 25                                         --              --            1.13
Band 0                                          --              --            1.13
                                   ---------------  --------------
 Total                             $       817,658         745,023
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         13,602
Mortality & expense charges                                                            (6,510)
                                                                             -----------------
Net investment income (loss)                                                            7,092
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,514
Realized gain distributions                                                             6,365
Net change in unrealized appreciation (depreciation)                                   21,762
                                                                             -----------------
Net gain (loss)                                                                        32,641
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         39,733
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          7,092   $          3,402
Net realized gain (loss)                                            4,514                 --
Realized gain distributions                                         6,365              1,821
Net change in unrealized appreciation (depreciation)               21,762             (5,021)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  39,733                202
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          766,157            201,053
Cost of units redeemed                                           (188,043)                --
Account charges                                                    (1,444)                --
                                                         -----------------  -----------------
Increase (decrease)                                               576,670            201,053
                                                         -----------------  -----------------
Net increase (decrease)                                           616,403            201,255
Net assets, beginning                                             201,255                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        817,658   $        201,255
                                                         =================  =================

Units sold                                                        725,357            199,178
Units redeemed                                                   (179,512)                --
                                                         -----------------  -----------------
Net increase (decrease)                                           545,845            199,178
Units outstanding, beginning                                      199,178                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         745,023            199,178
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        967,210
Cost of units redeemed/account charges                                               (189,487)
Net investment income (loss)                                                           10,494
Net realized gain (loss)                                                                4,514
Realized gain distributions                                                             8,186
Net change in unrealized appreciation (depreciation)                                   16,741
                                                                             -----------------
Net assets                                                                   $        817,658
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10           745  $       818        1.25%          8.6%
12/31/2016          1.01           199          201        1.25%          5.8%
12/31/2015          0.96             0            0        1.25%         -4.5%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10             0  $         0        1.00%          8.9%
12/31/2016          1.01             0            0        1.00%          6.1%
12/31/2015          0.96             0            0        1.00%         -4.4%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.11             0  $         0        0.75%          9.2%
12/31/2016          1.02             0            0        0.75%          6.3%
12/31/2015          0.96             0            0        0.75%         -4.2%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.12             0  $         0        0.50%          9.4%
12/31/2016          1.02             0            0        0.50%          6.6%
12/31/2015          0.96             0            0        0.50%         -4.1%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.25%          9.7%
12/31/2016          1.03             0            0        0.25%          6.9%
12/31/2015          0.96             0            0        0.25%         -3.9%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.00%         10.0%
12/31/2016          1.03             0            0        0.00%          7.1%
12/31/2015          0.96             0            0        0.00%         -3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.7%
    2016        3.4%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T878

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,823,171  $     1,780,850          158,417
                                                       ===============  ===============
Receivables: investments sold                   1,798
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,824,969
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,824,969       1,661,342  $          1.10
Band 100                                         --              --             1.11
Band 75                                          --              --             1.11
Band 50                                          --              --             1.12
Band 25                                          --              --             1.13
Band 0                                           --              --             1.13
                                    ---------------  --------------
 Total                              $     1,824,969       1,661,342
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         23,613
Mortality & expense charges                                                           (13,032)
                                                                             -----------------
Net investment income (loss)                                                           10,581
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                8,259
Realized gain distributions                                                            19,363
Net change in unrealized appreciation (depreciation)                                   47,343
                                                                             -----------------
Net gain (loss)                                                                        74,965
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         85,546
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         10,581   $          3,283
Net realized gain (loss)                                            8,259                 69
Realized gain distributions                                        19,363              3,674
Net change in unrealized appreciation (depreciation)               47,343             (5,022)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  85,546              2,004
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,612,745            494,596
Cost of units redeemed                                           (151,121)          (217,783)
Account charges                                                      (915)              (103)
                                                         -----------------  -----------------
Increase (decrease)                                             1,460,709            276,710
                                                         -----------------  -----------------
Net increase (decrease)                                         1,546,255            278,714
Net assets, beginning                                             278,714                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,824,969   $        278,714
                                                         =================  =================

Units sold                                                      1,525,900            496,121
Units redeemed                                                   (141,634)          (219,045)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,384,266            277,076
Units outstanding, beginning                                      277,076                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,661,342            277,076
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,107,341
Cost of units redeemed/account charges                                               (369,922)
Net investment income (loss)                                                           13,864
Net realized gain (loss)                                                                8,328
Realized gain distributions                                                            23,037
Net change in unrealized appreciation (depreciation)                                   42,321
                                                                             -----------------
Net assets                                                                   $      1,824,969
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10         1,661  $     1,825        1.25%          9.2%
12/31/2016          1.01           277          279        1.25%          5.5%
12/31/2015          0.95             0            0        1.25%         -4.7%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.11             0  $         0        1.00%          9.5%
12/31/2016          1.01             0            0        1.00%          5.8%
12/31/2015          0.95             0            0        1.00%         -4.5%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.11             0  $         0        0.75%          9.7%
12/31/2016          1.01             0            0        0.75%          6.0%
12/31/2015          0.96             0            0        0.75%         -4.4%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.12             0  $         0        0.50%         10.0%
12/31/2016          1.02             0            0        0.50%          6.3%
12/31/2015          0.96             0            0        0.50%         -4.2%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.25%         10.3%
12/31/2016          1.02             0            0        0.25%          6.6%
12/31/2015          0.96             0            0        0.25%         -4.1%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.00%         10.6%
12/31/2016          1.03             0            0        0.00%          6.8%
12/31/2015          0.96             0            0        0.00%         -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.2%
    2016        2.7%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T860

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,167,739  $     1,149,052          101,039
                                                       ===============  ===============
Receivables: investments sold                   1,293
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,169,032
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,169,032       1,056,475  $          1.11
Band 100                                         --              --             1.11
Band 75                                          --              --             1.12
Band 50                                          --              --             1.13
Band 25                                          --              --             1.14
Band 0                                           --              --             1.14
                                    ---------------  --------------
 Total                              $     1,169,032       1,056,475
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         18,772
Mortality & expense charges                                                           (8,854)
                                                                            -----------------
Net investment income (loss)                                                           9,918
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              13,025
Realized gain distributions                                                           12,328
Net change in unrealized appreciation (depreciation)                                  17,680
                                                                            -----------------
Net gain (loss)                                                                       43,033
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         52,951
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          9,918   $            103
Net realized gain (loss)                                           13,025                 11
Realized gain distributions                                        12,328                233
Net change in unrealized appreciation (depreciation)               17,680              1,007
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  52,951              1,354
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,922,683             16,524
Cost of units redeemed                                           (823,796)                --
Account charges                                                      (684)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,098,203             16,524
                                                         -----------------  ----------------
Net increase (decrease)                                         1,151,154             17,878
Net assets, beginning                                              17,878                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,169,032   $         17,878
                                                         =================  ================

Units sold                                                      1,807,666             17,675
Units redeemed                                                   (768,866)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,038,800             17,675
Units outstanding, beginning                                       17,675                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,056,475             17,675
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,939,207
Cost of units redeemed/account charges                                              (824,480)
Net investment income (loss)                                                          10,021
Net realized gain (loss)                                                              13,036
Realized gain distributions                                                           12,561
Net change in unrealized appreciation (depreciation)                                  18,687
                                                                            -----------------
Net assets                                                                  $      1,169,032
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.11         1,056  $     1,169        1.25%          9.4%
12/31/2016          1.01            18           18        1.25%          5.9%
12/31/2015          0.96             0            0        1.25%         -4.5%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.11             0  $         0        1.00%          9.7%
12/31/2016          1.02             0            0        1.00%          6.2%
12/31/2015          0.96             0            0        1.00%         -4.3%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.12             0  $         0        0.75%          9.9%
12/31/2016          1.02             0            0        0.75%          6.4%
12/31/2015          0.96             0            0        0.75%         -4.2%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.50%         10.2%
12/31/2016          1.02             0            0        0.50%          6.7%
12/31/2015          0.96             0            0        0.50%         -4.0%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.25%         10.5%
12/31/2016          1.03             0            0        0.25%          7.0%
12/31/2015          0.96             0            0        0.25%         -3.9%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.00%         10.8%
12/31/2016          1.03             0            0        0.00%          7.2%
12/31/2015          0.96             0            0        0.00%         -3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.2%
    2016        3.3%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T811

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,975,878  $     1,943,118          158,675
                                                       ===============  ===============
Receivables: investments sold                   2,803
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,978,681
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,978,681       1,782,846  $          1.11
Band 100                                         --              --             1.12
Band 75                                          --              --             1.12
Band 50                                          --              --             1.13
Band 25                                          --              --             1.14
Band 0                                           --              --             1.15
                                    ---------------  --------------
 Total                              $     1,978,681       1,782,846
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         20,551
Mortality & expense charges                                                           (10,455)
                                                                             -----------------
Net investment income (loss)                                                           10,096
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                7,757
Realized gain distributions                                                            22,706
Net change in unrealized appreciation (depreciation)                                   37,909
                                                                             -----------------
Net gain (loss)                                                                        68,372
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         78,468
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         10,096   $          2,415
Net realized gain (loss)                                            7,757                 --
Realized gain distributions                                        22,706              4,461
Net change in unrealized appreciation (depreciation)               37,909             (4,857)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  78,468              2,019
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,896,742            361,418
Cost of units redeemed                                           (269,104)           (95,768)
Account charges                                                    (1,823)               (68)
                                                         -----------------  -----------------
Increase (decrease)                                             1,625,815            265,582
                                                         -----------------  -----------------
Net increase (decrease)                                         1,704,283            267,601
Net assets, beginning                                             274,398              6,797
                                                         -----------------  -----------------
Net assets, ending                                       $      1,978,681   $        274,398
                                                         =================  =================

Units sold                                                      1,795,340            363,385
Units redeemed                                                   (286,284)           (96,720)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,509,056            266,665
Units outstanding, beginning                                      273,790              7,125
                                                         -----------------  -----------------
Units outstanding, ending                                       1,782,846            273,790
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,265,001
Cost of units redeemed/account charges                                               (366,763)
Net investment income (loss)                                                           12,566
Net realized gain (loss)                                                                7,757
Realized gain distributions                                                            27,360
Net change in unrealized appreciation (depreciation)                                   32,760
                                                                             -----------------
Net assets                                                                   $      1,978,681
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.11         1,783  $     1,979        1.25%         10.7%
12/31/2016          1.00           274          274        1.25%          5.1%
12/31/2015          0.95             7            7        1.25%         -4.6%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.12             0  $         0        1.00%         11.0%
12/31/2016          1.01             0            0        1.00%          5.3%
12/31/2015          0.96             0            0        1.00%         -4.5%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.12             0  $         0        0.75%         11.3%
12/31/2016          1.01             0            0        0.75%          5.6%
12/31/2015          0.96             0            0        0.75%         -4.3%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.50%         11.6%
12/31/2016          1.01             0            0        0.50%          5.8%
12/31/2015          0.96             0            0        0.50%         -4.2%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.25%         11.8%
12/31/2016          1.02             0            0        0.25%          6.1%
12/31/2015          0.96             0            0        0.25%         -4.0%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.15             0  $         0        0.00%         12.1%
12/31/2016          1.02             0            0        0.00%          6.4%
12/31/2015          0.96             0            0        0.00%         -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        2.0%
    2015        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T795

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                    ----------------  ---------------  ---------------
Investments                          $    8,336,474   $     8,205,953          628,821
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (451,048)
                                    ----------------
Net assets                           $    7,885,426
                                    ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,885,426       7,045,006  $          1.12
Band 100                                         --              --             1.13
Band 75                                          --              --             1.13
Band 50                                          --              --             1.14
Band 25                                          --              --             1.15
Band 0                                           --              --             1.16
                                    ---------------  --------------
 Total                              $     7,885,426       7,045,006
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        111,865
Mortality & expense charges                                                          (41,884)
                                                                            -----------------
Net investment income (loss)                                                          69,981
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              19,957
Realized gain distributions                                                           94,949
Net change in unrealized appreciation (depreciation)                                 137,461
                                                                            -----------------
Net gain (loss)                                                                      252,367
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        322,348
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         69,981   $          5,213
Net realized gain (loss)                                           19,957              6,160
Realized gain distributions                                        94,949              8,088
Net change in unrealized appreciation (depreciation)              137,461             (6,940)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 322,348             12,521
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        8,065,190            614,728
Cost of units redeemed                                         (1,000,911)          (125,405)
Account charges                                                    (3,045)                --
                                                         -----------------  -----------------
Increase (decrease)                                             7,061,234            489,323
                                                         -----------------  -----------------
Net increase (decrease)                                         7,383,582            501,844
Net assets, beginning                                             501,844                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      7,885,426   $        501,844
                                                         =================  =================

Units sold                                                      7,465,649            627,824
Units redeemed                                                   (918,799)          (129,668)
                                                         -----------------  -----------------
Net increase (decrease)                                         6,546,850            498,156
Units outstanding, beginning                                      498,156                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       7,045,006            498,156
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      8,679,918
Cost of units redeemed/account charges                                            (1,129,361)
Net investment income (loss)                                                          75,194
Net realized gain (loss)                                                              26,117
Realized gain distributions                                                          103,037
Net change in unrealized appreciation (depreciation)                                 130,521
                                                                            -----------------
Net assets                                                                  $      7,885,426
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.12         7,045  $     7,885        1.25%         11.1%
12/31/2016          1.01           498          502        1.25%          5.3%
12/31/2015          0.96             0            0        1.25%         -4.4%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        1.00%         11.4%
12/31/2016          1.01             0            0        1.00%          5.6%
12/31/2015          0.96             0            0        1.00%         -4.2%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.75%         11.7%
12/31/2016          1.02             0            0        0.75%          5.9%
12/31/2015          0.96             0            0        0.75%         -4.1%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.50%         11.9%
12/31/2016          1.02             0            0        0.50%          6.1%
12/31/2015          0.96             0            0        0.50%         -3.9%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.15             0  $         0        0.25%         12.2%
12/31/2016          1.02             0            0        0.25%          6.4%
12/31/2015          0.96             0            0        0.25%         -3.8%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.16             0  $         0        0.00%         12.5%
12/31/2016          1.03             0            0        0.00%          6.7%
12/31/2015          0.96             0            0        0.00%         -3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.7%
    2016        2.7%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T746

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,836,158  $     1,802,948          138,008
                                                       ===============  ===============
Receivables: investments sold                   2,108
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,838,266
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,838,266       1,626,089  $          1.13
Band 100                                         --              --             1.14
Band 75                                          --              --             1.15
Band 50                                          --              --             1.15
Band 25                                          --              --             1.16
Band 0                                           --              --             1.17
                                    ---------------  --------------
 Total                              $     1,838,266       1,626,089
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         14,875
Mortality & expense charges                                                            (7,923)
                                                                             -----------------
Net investment income (loss)                                                            6,952
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                7,801
Realized gain distributions                                                            23,028
Net change in unrealized appreciation (depreciation)                                   35,778
                                                                             -----------------
Net gain (loss)                                                                        66,607
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         73,559
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2017*               2016*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           6,952   $            957
Net realized gain (loss)                                              7,801                 (1)
Realized gain distributions                                          23,028              2,263
Net change in unrealized appreciation (depreciation)                 35,778             (2,477)
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                    73,559                742
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          1,833,968            149,658
Cost of units redeemed                                             (188,395)           (31,191)
Account charges                                                      (1,571)               (69)
                                                          ------------------  -----------------
Increase (decrease)                                               1,644,002            118,398
                                                          ------------------  -----------------
Net increase (decrease)                                           1,717,561            119,140
Net assets, beginning                                               120,705              1,565
                                                          ------------------  -----------------
Net assets, ending                                        $       1,838,266   $        120,705
                                                          ==================  =================

Units sold                                                        1,735,422            150,862
Units redeemed                                                     (230,158)           (31,685)
                                                          ------------------  -----------------
Net increase (decrease)                                           1,505,264            119,177
Units outstanding, beginning                                        120,825              1,648
                                                          ------------------  -----------------
Units outstanding, ending                                         1,626,089            120,825
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,985,201
Cost of units redeemed/account charges                                               (221,226)
Net investment income (loss)                                                            7,917
Net realized gain (loss)                                                                7,800
Realized gain distributions                                                            25,364
Net change in unrealized appreciation (depreciation)                                   33,210
                                                                             -----------------
Net assets                                                                   $      1,838,266
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13         1,626  $     1,838        1.25%         13.2%
12/31/2016          1.00           121          121        1.25%          5.2%
12/31/2015          0.95             2            2        1.25%         -5.1%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        1.00%         13.4%
12/31/2016          1.00             0            0        1.00%          5.5%
12/31/2015          0.95             0            0        1.00%         -4.9%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.15             0  $         0        0.75%         13.7%
12/31/2016          1.01             0            0        0.75%          5.8%
12/31/2015          0.95             0            0        0.75%         -4.8%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.15             0  $         0        0.50%         14.0%
12/31/2016          1.01             0            0        0.50%          6.0%
12/31/2015          0.95             0            0        0.50%         -4.6%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.16             0  $         0        0.25%         14.3%
12/31/2016          1.02             0            0        0.25%          6.3%
12/31/2015          0.96             0            0        0.25%         -4.5%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.17             0  $         0        0.00%         14.6%
12/31/2016          1.02             0            0        0.00%          6.5%
12/31/2015          0.96             0            0        0.00%         -4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.8%
    2015        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T738

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      6,393,193  $     6,253,403          477,177
                                                       ===============  ===============
Receivables: investments sold                   5,754
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      6,398,947
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,398,947       5,615,180  $          1.14
Band 100                                         --              --             1.15
Band 75                                          --              --             1.15
Band 50                                          --              --             1.16
Band 25                                          --              --             1.17
Band 0                                           --              --             1.18
                                    ---------------  --------------
 Total                              $     6,398,947       5,615,180
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         69,996
Mortality & expense charges                                                          (35,056)
                                                                            -----------------
Net investment income (loss)                                                          34,940
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              56,228
Realized gain distributions                                                           79,397
Net change in unrealized appreciation (depreciation)                                 148,177
                                                                            -----------------
Net gain (loss)                                                                      283,802
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        318,742
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         34,940   $          2,435
Net realized gain (loss)                                           56,228              4,657
Realized gain distributions                                        79,397              4,961
Net change in unrealized appreciation (depreciation)              148,177             (8,387)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 318,742              3,666
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,068,528            333,200
Cost of units redeemed                                         (1,251,256)           (69,560)
Account charges                                                    (4,373)                --
                                                         -----------------  -----------------
Increase (decrease)                                             5,812,899            263,640
                                                         -----------------  -----------------
Net increase (decrease)                                         6,131,641            267,306
Net assets, beginning                                             267,306                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      6,398,947   $        267,306
                                                         =================  =================

Units sold                                                      6,475,287            335,388
Units redeemed                                                 (1,126,291)           (69,204)
                                                         -----------------  -----------------
Net increase (decrease)                                         5,348,996            266,184
Units outstanding, beginning                                      266,184                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       5,615,180            266,184
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      7,401,728
Cost of units redeemed/account charges                                            (1,325,189)
Net investment income (loss)                                                          37,375
Net realized gain (loss)                                                              60,885
Realized gain distributions                                                           84,358
Net change in unrealized appreciation (depreciation)                                 139,790
                                                                            -----------------
Net assets                                                                  $      6,398,947
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14         5,615  $     6,399        1.25%         13.5%
12/31/2016          1.00           266          267        1.25%          5.6%
12/31/2015          0.95             0            0        1.25%         -4.9%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.15             0  $         0        1.00%         13.8%
12/31/2016          1.01             0            0        1.00%          5.8%
12/31/2015          0.95             0            0        1.00%         -4.7%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.15             0  $         0        0.75%         14.0%
12/31/2016          1.01             0            0        0.75%          6.1%
12/31/2015          0.95             0            0        0.75%         -4.6%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.16             0  $         0        0.50%         14.3%
12/31/2016          1.02             0            0        0.50%          6.4%
12/31/2015          0.96             0            0        0.50%         -4.4%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.17             0  $         0        0.25%         14.6%
12/31/2016          1.02             0            0        0.25%          6.6%
12/31/2015          0.96             0            0        0.25%         -4.3%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.18             0  $         0        0.00%         14.9%
12/31/2016          1.02             0            0        0.00%          6.9%
12/31/2015          0.96             0            0        0.00%         -4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.1%
    2016        2.4%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T670

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,317,097  $      2,244,830          162,173
                                                      ================  ===============
Receivables: investments sold                    359
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,317,456
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,317,456       2,006,926  $          1.15
Band 100                                         --              --             1.16
Band 75                                          --              --             1.17
Band 50                                          --              --             1.18
Band 25                                          --              --             1.19
Band 0                                           --              --             1.19
                                    ---------------  --------------
 Total                              $     2,317,456       2,006,926
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         17,121
Mortality & expense charges                                                           (11,326)
                                                                             -----------------
Net investment income (loss)                                                            5,795
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                9,077
Realized gain distributions                                                            32,624
Net change in unrealized appreciation (depreciation)                                   73,423
                                                                             -----------------
Net gain (loss)                                                                       115,124
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        120,919
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,795   $            400
Net realized gain (loss)                                            9,077                 --
Realized gain distributions                                        32,624              1,556
Net change in unrealized appreciation (depreciation)               73,423             (1,068)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 120,919                888
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,226,398             94,169
Cost of units redeemed                                            (96,522)           (28,671)
Account charges                                                    (1,227)               (62)
                                                         -----------------  -----------------
Increase (decrease)                                             2,128,649             65,436
                                                         -----------------  -----------------
Net increase (decrease)                                         2,249,568             66,324
Net assets, beginning                                              67,888              1,564
                                                         -----------------  -----------------
Net assets, ending                                       $      2,317,456   $         67,888
                                                         =================  =================

Units sold                                                      2,025,705             96,042
Units redeemed                                                    (87,103)           (29,381)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,938,602             66,661
Units outstanding, beginning                                       68,324              1,663
                                                         -----------------  -----------------
Units outstanding, ending                                       2,006,926             68,324
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,322,142
Cost of units redeemed/account charges                                               (126,482)
Net investment income (loss)                                                            6,203
Net realized gain (loss)                                                                9,077
Realized gain distributions                                                            34,249
Net change in unrealized appreciation (depreciation)                                   72,267
                                                                             -----------------
Net assets                                                                   $      2,317,456
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.15         2,007  $     2,317        1.25%         16.2%
12/31/2016          0.99            68           68        1.25%          5.7%
12/31/2015          0.94             2            2        1.25%         -6.0%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.16             0  $         0        1.00%         16.5%
12/31/2016          1.00             0            0        1.00%          5.9%
12/31/2015          0.94             0            0        1.00%         -5.8%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.17             0  $         0        0.75%         16.8%
12/31/2016          1.00             0            0        0.75%          6.2%
12/31/2015          0.94             0            0        0.75%         -5.7%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.18             0  $         0        0.50%         17.1%
12/31/2016          1.01             0            0        0.50%          6.4%
12/31/2015          0.94             0            0        0.50%         -5.5%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.19             0  $         0        0.25%         17.4%
12/31/2016          1.01             0            0        0.25%          6.7%
12/31/2015          0.95             0            0        0.25%         -5.4%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.19             0  $         0        0.00%         17.7%
12/31/2016          1.01             0            0        0.00%          7.0%
12/31/2015          0.95             0            0        0.00%         -5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        1.6%
    2015        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T662

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      7,143,132  $     6,877,945          497,067
                                                       ===============  ===============
Receivables: investments sold                   4,691
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      7,147,823
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,147,823       6,142,251  $          1.16
Band 100                                         --              --             1.17
Band 75                                          --              --             1.18
Band 50                                          --              --             1.19
Band 25                                          --              --             1.19
Band 0                                           --              --             1.20
                                    ---------------  --------------
 Total                              $     7,147,823       6,142,251
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        72,504
Mortality & expense charges                                                         (43,422)
                                                                            ----------------
Net investment income (loss)                                                         29,082
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            105,224
Realized gain distributions                                                          99,644
Net change in unrealized appreciation (depreciation)                                269,769
                                                                            ----------------
Net gain (loss)                                                                     474,637
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       503,719
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         29,082   $          5,770
Net realized gain (loss)                                          105,224              2,588
Realized gain distributions                                        99,644             17,183
Net change in unrealized appreciation (depreciation)              269,769             (4,582)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 503,719             20,959
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,626,026            778,386
Cost of units redeemed                                         (1,735,208)           (41,724)
Account charges                                                    (4,335)                --
                                                         -----------------  -----------------
Increase (decrease)                                             5,886,483            736,662
                                                         -----------------  -----------------
Net increase (decrease)                                         6,390,202            757,621
Net assets, beginning                                             757,621                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      7,147,823   $        757,621
                                                         =================  =================

Units sold                                                      6,913,055            803,111
Units redeemed                                                 (1,529,334)           (44,581)
                                                         -----------------  -----------------
Net increase (decrease)                                         5,383,721            758,530
Units outstanding, beginning                                      758,530                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       6,142,251            758,530
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     8,404,412
Cost of units redeemed/account charges                                           (1,781,267)
Net investment income (loss)                                                         34,852
Net realized gain (loss)                                                            107,812
Realized gain distributions                                                         116,827
Net change in unrealized appreciation (depreciation)                                265,187
                                                                            ----------------
Net assets                                                                  $     7,147,823
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.16         6,142  $     7,148        1.25%         16.5%
12/31/2016          1.00           759          758        1.25%          6.0%
12/31/2015          0.94             0            0        1.25%         -5.8%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.17             0  $         0        1.00%         16.8%
12/31/2016          1.00             0            0        1.00%          6.3%
12/31/2015          0.94             0            0        1.00%         -5.6%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.18             0  $         0        0.75%         17.1%
12/31/2016          1.01             0            0        0.75%          6.5%
12/31/2015          0.95             0            0        0.75%         -5.5%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.19             0  $         0        0.50%         17.4%
12/31/2016          1.01             0            0        0.50%          6.8%
12/31/2015          0.95             0            0        0.50%         -5.4%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.19             0  $         0        0.25%         17.7%
12/31/2016          1.02             0            0        0.25%          7.1%
12/31/2015          0.95             0            0        0.25%         -5.2%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.20             0  $         0        0.00%         18.0%
12/31/2016          1.02             0            0        0.00%          7.3%
12/31/2015          0.95             0            0        0.00%         -5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        2.2%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T613

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,068,834  $     1,015,633           72,910
                                                       ===============  ===============
Receivables: investments sold                   2,957
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,071,791
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,071,791         908,945  $          1.18
Band 100                                        --              --             1.19
Band 75                                         --              --             1.19
Band 50                                         --              --             1.20
Band 25                                         --              --             1.21
Band 0                                          --              --             1.22
                                    --------------  --------------
 Total                              $    1,071,791         908,945
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          6,741
Mortality & expense charges                                                            (6,002)
                                                                             -----------------
Net investment income (loss)                                                              739
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                7,157
Realized gain distributions                                                            15,284
Net change in unrealized appreciation (depreciation)                                   54,533
                                                                             -----------------
Net gain (loss)                                                                        76,974
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         77,713
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            739   $            499
Net realized gain (loss)                                            7,157                 --
Realized gain distributions                                        15,284              2,043
Net change in unrealized appreciation (depreciation)               54,533             (1,289)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  77,713              1,253
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          962,682            123,704
Cost of units redeemed                                            (52,252)           (41,200)
Account charges                                                      (782)               (71)
                                                         -----------------  -----------------
Increase (decrease)                                               909,648             82,433
                                                         -----------------  -----------------
Net increase (decrease)                                           987,361             83,686
Net assets, beginning                                              84,430                744
                                                         -----------------  -----------------
Net assets, ending                                       $      1,071,791   $         84,430
                                                         =================  =================

Units sold                                                        869,699            126,539
Units redeemed                                                    (45,798)           (42,289)
                                                         -----------------  -----------------
Net increase (decrease)                                           823,901             84,250
Units outstanding, beginning                                       85,044                794
                                                         -----------------  -----------------
Units outstanding, ending                                         908,945             85,044
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,087,137
Cost of units redeemed/account charges                                                (94,305)
Net investment income (loss)                                                            1,240
Net realized gain (loss)                                                                7,157
Realized gain distributions                                                            17,361
Net change in unrealized appreciation (depreciation)                                   53,201
                                                                             -----------------
Net assets                                                                   $      1,071,791
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.18           909  $     1,072        1.25%         18.8%
12/31/2016          0.99            85           84        1.25%          6.0%
12/31/2015          0.94             1            1        1.25%         -6.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.19             0  $         0        1.00%         19.1%
12/31/2016          1.00             0            0        1.00%          6.2%
12/31/2015          0.94             0            0        1.00%         -6.2%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.19             0  $         0        0.75%         19.4%
12/31/2016          1.00             0            0        0.75%          6.5%
12/31/2015          0.94             0            0        0.75%         -6.0%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.20             0  $         0        0.50%         19.7%
12/31/2016          1.00             0            0        0.50%          6.8%
12/31/2015          0.94             0            0        0.50%         -5.9%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.21             0  $         0        0.25%         20.0%
12/31/2016          1.01             0            0        0.25%          7.0%
12/31/2015          0.94             0            0        0.25%         -5.8%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.22             0  $         0        0.00%         20.3%
12/31/2016          1.01             0            0        0.00%          7.3%
12/31/2015          0.94             0            0        0.00%         -5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        1.5%
    2015        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T597

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      6,072,844  $     5,759,026          410,963
                                                       ===============  ===============
Receivables: investments sold                   9,420
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      6,082,264
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,082,264       5,116,181  $          1.19
Band 100                                         --              --             1.20
Band 75                                          --              --             1.20
Band 50                                          --              --             1.21
Band 25                                          --              --             1.22
Band 0                                           --              --             1.23
                                    ---------------  --------------
 Total                              $     6,082,264       5,116,181
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         55,013
Mortality & expense charges                                                          (35,598)
                                                                            -----------------
Net investment income (loss)                                                          19,415
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              50,476
Realized gain distributions                                                           86,026
Net change in unrealized appreciation (depreciation)                                 308,520
                                                                            -----------------
Net gain (loss)                                                                      445,022
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        464,437
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         19,415   $          3,060
Net realized gain (loss)                                           50,476              1,956
Realized gain distributions                                        86,026             13,033
Net change in unrealized appreciation (depreciation)              308,520              5,298
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 464,437             23,347
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,023,047            542,344
Cost of units redeemed                                         (1,945,513)           (21,984)
Account charges                                                    (3,414)                --
                                                         -----------------  -----------------
Increase (decrease)                                             5,074,120            520,360
                                                         -----------------  -----------------
Net increase (decrease)                                         5,538,557            543,707
Net assets, beginning                                             543,707                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      6,082,264   $        543,707
                                                         =================  =================

Units sold                                                      6,338,139            568,097
Units redeemed                                                 (1,766,832)           (23,223)
                                                         -----------------  -----------------
Net increase (decrease)                                         4,571,307            544,874
Units outstanding, beginning                                      544,874                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       5,116,181            544,874
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      7,565,391
Cost of units redeemed/account charges                                            (1,970,911)
Net investment income (loss)                                                          22,475
Net realized gain (loss)                                                              52,432
Realized gain distributions                                                           99,059
Net change in unrealized appreciation (depreciation)                                 313,818
                                                                            -----------------
Net assets                                                                  $      6,082,264
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.19         5,116  $     6,082        1.25%         19.1%
12/31/2016          1.00           545          544        1.25%          6.3%
12/31/2015          0.94             0            0        1.25%         -6.1%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.20             0  $         0        1.00%         19.4%
12/31/2016          1.00             0            0        1.00%          6.6%
12/31/2015          0.94             0            0        1.00%         -6.0%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.20             0  $         0        0.75%         19.7%
12/31/2016          1.01             0            0        0.75%          6.8%
12/31/2015          0.94             0            0        0.75%         -5.9%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.21             0  $         0        0.50%         20.0%
12/31/2016          1.01             0            0        0.50%          7.1%
12/31/2015          0.94             0            0        0.50%         -5.7%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.22             0  $         0        0.25%         20.3%
12/31/2016          1.01             0            0        0.25%          7.4%
12/31/2015          0.94             0            0        0.25%         -5.6%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.23             0  $         0        0.00%         20.6%
12/31/2016          1.02             0            0        0.00%          7.6%
12/31/2015          0.95             0            0        0.00%         -5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.7%
    2016        2.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T548

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,335,163  $     1,284,491           88,759
                                                       ===============  ===============
Receivables: investments sold                   1,547
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,336,710
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,336,710       1,124,660  $          1.19
Band 100                                         --              --             1.20
Band 75                                          --              --             1.20
Band 50                                          --              --             1.21
Band 25                                          --              --             1.22
Band 0                                           --              --             1.23
                                    ---------------  --------------
 Total                              $     1,336,710       1,124,660
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          7,991
Mortality & expense charges                                                           (6,839)
                                                                            -----------------
Net investment income (loss)                                                           1,152
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              20,190
Realized gain distributions                                                           20,216
Net change in unrealized appreciation (depreciation)                                  52,535
                                                                            -----------------
Net gain (loss)                                                                       92,941
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         94,093
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,152   $            605
Net realized gain (loss)                                           20,190                  1
Realized gain distributions                                        20,216              2,705
Net change in unrealized appreciation (depreciation)               52,535             (1,863)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  94,093              1,448
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,428,770            157,072
Cost of units redeemed                                           (292,355)           (51,295)
Account charges                                                      (940)               (83)
                                                         -----------------  -----------------
Increase (decrease)                                             1,135,475            105,694
                                                         -----------------  -----------------
Net increase (decrease)                                         1,229,568            107,142
Net assets, beginning                                             107,142                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,336,710   $        107,142
                                                         =================  =================

Units sold                                                      1,323,556            160,593
Units redeemed                                                   (306,829)           (52,660)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,016,727            107,933
Units outstanding, beginning                                      107,933                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,124,660            107,933
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,585,842
Cost of units redeemed/account charges                                              (344,673)
Net investment income (loss)                                                           1,757
Net realized gain (loss)                                                              20,191
Realized gain distributions                                                           22,921
Net change in unrealized appreciation (depreciation)                                  50,672
                                                                            -----------------
Net assets                                                                  $      1,336,710
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.19         1,125  $     1,337        1.25%         19.7%
12/31/2016          0.99           108          107        1.25%          6.1%
12/31/2015          0.94             0            0        1.25%         -6.4%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.20             0  $         0        1.00%         20.0%
12/31/2016          1.00             0            0        1.00%          6.3%
12/31/2015          0.94             0            0        1.00%         -6.3%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.20             0  $         0        0.75%         20.3%
12/31/2016          1.00             0            0        0.75%          6.6%
12/31/2015          0.94             0            0        0.75%         -6.1%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.21             0  $         0        0.50%         20.6%
12/31/2016          1.00             0            0        0.50%          6.9%
12/31/2015          0.94             0            0        0.50%         -6.0%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.22             0  $         0        0.25%         20.9%
12/31/2016          1.01             0            0        0.25%          7.1%
12/31/2015          0.94             0            0        0.25%         -5.8%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.23             0  $         0        0.00%         21.2%
12/31/2016          1.01             0            0        0.00%          7.4%
12/31/2015          0.94             0            0        0.00%         -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        1.4%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T530

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     5,656,706  $      5,339,935          374,034
                                                      ================  ===============
Receivables: investments sold                 13,663
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     5,670,369
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,670,369       4,729,339  $          1.20
Band 100                                         --              --             1.21
Band 75                                          --              --             1.21
Band 50                                          --              --             1.22
Band 25                                          --              --             1.23
Band 0                                           --              --             1.24
                                    ---------------  --------------
 Total                              $     5,670,369       4,729,339
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         49,094
Mortality & expense charges                                                          (32,970)
                                                                            -----------------
Net investment income (loss)                                                          16,124
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              61,532
Realized gain distributions                                                           84,858
Net change in unrealized appreciation (depreciation)                                 303,000
                                                                            -----------------
Net gain (loss)                                                                      449,390
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        465,514
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         16,124   $          1,282
Net realized gain (loss)                                           61,532              1,806
Realized gain distributions                                        84,858              9,394
Net change in unrealized appreciation (depreciation)              303,000             13,771
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 465,514             26,253
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,977,311            367,196
Cost of units redeemed                                         (1,145,619)           (17,735)
Account charges                                                    (2,551)                --
                                                         -----------------  -----------------
Increase (decrease)                                             4,829,141            349,461
                                                         -----------------  -----------------
Net increase (decrease)                                         5,294,655            375,714
Net assets, beginning                                             375,714                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      5,670,369   $        375,714
                                                         =================  =================

Units sold                                                      5,344,995            394,872
Units redeemed                                                   (991,957)           (18,571)
                                                         -----------------  -----------------
Net increase (decrease)                                         4,353,038            376,301
Units outstanding, beginning                                      376,301                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       4,729,339            376,301
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      6,344,507
Cost of units redeemed/account charges                                            (1,165,905)
Net investment income (loss)                                                          17,406
Net realized gain (loss)                                                              63,338
Realized gain distributions                                                           94,252
Net change in unrealized appreciation (depreciation)                                 316,771
                                                                            -----------------
Net assets                                                                  $      5,670,369
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.20         4,729  $     5,670        1.25%         20.1%
12/31/2016          1.00           376          376        1.25%          6.5%
12/31/2015          0.94             0            0        1.25%         -6.2%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.21             0  $         0        1.00%         20.4%
12/31/2016          1.00             0            0        1.00%          6.8%
12/31/2015          0.94             0            0        1.00%         -6.1%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.21             0  $         0        0.75%         20.7%
12/31/2016          1.01             0            0        0.75%          7.0%
12/31/2015          0.94             0            0        0.75%         -5.9%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.22             0  $         0        0.50%         21.0%
12/31/2016          1.01             0            0        0.50%          7.3%
12/31/2015          0.94             0            0        0.50%         -5.8%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.23             0  $         0        0.25%         21.3%
12/31/2016          1.01             0            0        0.25%          7.6%
12/31/2015          0.94             0            0        0.25%         -5.7%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.24             0  $         0        0.00%         21.6%
12/31/2016          1.02             0            0        0.00%          7.8%
12/31/2015          0.94             0            0        0.00%         -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        2.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T472

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,065,187  $     1,001,279           69,932
                                                       ===============  ===============
Receivables: investments sold                   1,981
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,067,168
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,067,168         893,999  $          1.19
Band 100                                        --              --             1.20
Band 75                                         --              --             1.21
Band 50                                         --              --             1.22
Band 25                                         --              --             1.23
Band 0                                          --              --             1.23
                                    --------------  --------------
 Total                              $    1,067,168         893,999
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          5,593
Mortality & expense charges                                                            (6,463)
                                                                             -----------------
Net investment income (loss)                                                             (870)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                8,339
Realized gain distributions                                                            16,049
Net change in unrealized appreciation (depreciation)                                   64,815
                                                                             -----------------
Net gain (loss)                                                                        89,203
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         88,333
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (870)  $            341
Net realized gain (loss)                                             8,339                  5
Realized gain distributions                                         16,049              1,786
Net change in unrealized appreciation (depreciation)                64,815               (907)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   88,333              1,225
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                         1,011,066            128,695
Cost of units redeemed                                            (101,710)           (58,291)
Account charges                                                     (2,008)              (142)
                                                          -----------------  -----------------
Increase (decrease)                                                907,348             70,262
                                                          -----------------  -----------------
Net increase (decrease)                                            995,681             71,487
Net assets, beginning                                               71,487                 --
                                                          -----------------  -----------------
Net assets, ending                                        $      1,067,168   $         71,487
                                                          =================  =================

Units sold                                                         915,891            131,724
Units redeemed                                                     (93,808)           (59,808)
                                                          -----------------  -----------------
Net increase (decrease)                                            822,083             71,916
Units outstanding, beginning                                        71,916                 --
                                                          -----------------  -----------------
Units outstanding, ending                                          893,999             71,916
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,139,761
Cost of units redeemed/account charges                                               (162,151)
Net investment income (loss)                                                             (529)
Net realized gain (loss)                                                                8,344
Realized gain distributions                                                            17,835
Net change in unrealized appreciation (depreciation)                                   63,908
                                                                             -----------------
Net assets                                                                   $      1,067,168
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.19           894  $     1,067        1.25%         20.1%
12/31/2016          0.99            72           71        1.25%          6.2%
12/31/2015          0.94             0            0        1.25%         -6.4%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.20             0  $         0        1.00%         20.4%
12/31/2016          1.00             0            0        1.00%          6.5%
12/31/2015          0.94             0            0        1.00%         -6.2%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.21             0  $         0        0.75%         20.7%
12/31/2016          1.00             0            0        0.75%          6.7%
12/31/2015          0.94             0            0        0.75%         -6.1%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.22             0  $         0        0.50%         21.0%
12/31/2016          1.01             0            0        0.50%          7.0%
12/31/2015          0.94             0            0        0.50%         -6.0%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.23             0  $         0        0.25%         21.3%
12/31/2016          1.01             0            0        0.25%          7.3%
12/31/2015          0.94             0            0        0.25%         -5.8%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.23             0  $         0        0.00%         21.6%
12/31/2016          1.01             0            0        0.00%          7.5%
12/31/2015          0.94             0            0        0.00%         -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        1.3%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T464

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     5,422,369  $      5,075,564          352,991
                                                      ================  ===============
Receivables: investments sold                 10,168
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     5,432,537
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,432,537       4,514,331  $          1.20
Band 100                                         --              --             1.21
Band 75                                          --              --             1.22
Band 50                                          --              --             1.23
Band 25                                          --              --             1.24
Band 0                                           --              --             1.24
                                    ---------------  --------------
 Total                              $     5,432,537       4,514,331
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         42,702
Mortality & expense charges                                                          (32,782)
                                                                            -----------------
Net investment income (loss)                                                           9,920
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              32,016
Realized gain distributions                                                           80,759
Net change in unrealized appreciation (depreciation)                                 342,475
                                                                            -----------------
Net gain (loss)                                                                      455,250
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        465,170
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          9,920   $            657
Net realized gain (loss)                                           32,016                230
Realized gain distributions                                        80,759              4,301
Net change in unrealized appreciation (depreciation)              342,475              4,330
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 465,170              9,518
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,768,392            166,643
Cost of units redeemed                                           (972,434)            (1,880)
Account charges                                                    (2,872)                --
                                                         -----------------  -----------------
Increase (decrease)                                             4,793,086            164,763
                                                         -----------------  -----------------
Net increase (decrease)                                         5,258,256            174,281
Net assets, beginning                                             174,281                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      5,432,537   $        174,281
                                                         =================  =================

Units sold                                                      5,177,671            176,485
Units redeemed                                                   (837,813)            (2,012)
                                                         -----------------  -----------------
Net increase (decrease)                                         4,339,858            174,473
Units outstanding, beginning                                      174,473                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       4,514,331            174,473
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      5,935,035
Cost of units redeemed/account charges                                              (977,186)
Net investment income (loss)                                                          10,577
Net realized gain (loss)                                                              32,246
Realized gain distributions                                                           85,060
Net change in unrealized appreciation (depreciation)                                 346,805
                                                                            -----------------
Net assets                                                                  $      5,432,537
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.20         4,514  $     5,433        1.25%         20.5%
12/31/2016          1.00           174          174        1.25%          6.6%
12/31/2015          0.94             0            0        1.25%         -6.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.21             0  $         0        1.00%         20.8%
12/31/2016          1.00             0            0        1.00%          6.9%
12/31/2015          0.94             0            0        1.00%         -6.1%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.22             0  $         0        0.75%         21.1%
12/31/2016          1.01             0            0        0.75%          7.1%
12/31/2015          0.94             0            0        0.75%         -6.0%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.23             0  $         0        0.50%         21.4%
12/31/2016          1.01             0            0        0.50%          7.4%
12/31/2015          0.94             0            0        0.50%         -5.9%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.24             0  $         0        0.25%         21.7%
12/31/2016          1.02             0            0        0.25%          7.7%
12/31/2015          0.94             0            0        0.25%         -5.7%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.24             0  $         0        0.00%         22.0%
12/31/2016          1.02             0            0        0.00%          7.9%
12/31/2015          0.94             0            0        0.00%         -5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.8%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T415

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $      790,565   $       744,400           52,834
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                (696)
                                     ---------------
Net assets                           $      789,869
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       789,869         660,442  $         1.20
Band 100                                        --              --            1.20
Band 75                                         --              --            1.21
Band 50                                         --              --            1.22
Band 25                                         --              --            1.23
Band 0                                          --              --            1.24
                                   ---------------  --------------
 Total                             $       789,869         660,442
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          4,039
Mortality & expense charges                                                            (4,568)
                                                                             -----------------
Net investment income (loss)                                                             (529)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,859
Realized gain distributions                                                            12,299
Net change in unrealized appreciation (depreciation)                                   47,083
                                                                             -----------------
Net gain (loss)                                                                        64,241
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         63,712
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (529)  $            333
Net realized gain (loss)                                            4,859                 12
Realized gain distributions                                        12,299              1,909
Net change in unrealized appreciation (depreciation)               47,083               (918)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  63,712              1,336
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          702,224            140,597
Cost of units redeemed                                            (49,260)           (67,056)
Account charges                                                    (1,429)              (255)
                                                         -----------------  -----------------
Increase (decrease)                                               651,535             73,286
                                                         -----------------  -----------------
Net increase (decrease)                                           715,247             74,622
Net assets, beginning                                              74,622                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        789,869   $         74,622
                                                         =================  =================

Units sold                                                        638,597            143,880
Units redeemed                                                    (53,166)           (68,869)
                                                         -----------------  -----------------
Net increase (decrease)                                           585,431             75,011
Units outstanding, beginning                                       75,011                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         660,442             75,011
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        842,821
Cost of units redeemed/account charges                                               (118,000)
Net investment income (loss)                                                             (196)
Net realized gain (loss)                                                                4,871
Realized gain distributions                                                            14,208
Net change in unrealized appreciation (depreciation)                                   46,165
                                                                             -----------------
Net assets                                                                   $        789,869
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.20           660  $       790        1.25%         20.2%
12/31/2016          0.99            75           75        1.25%          6.3%
12/31/2015          0.94             0            0        1.25%         -6.4%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.20             0  $         0        1.00%         20.5%
12/31/2016          1.00             0            0        1.00%          6.6%
12/31/2015          0.94             0            0        1.00%         -6.3%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.21             0  $         0        0.75%         20.8%
12/31/2016          1.00             0            0        0.75%          6.8%
12/31/2015          0.94             0            0        0.75%         -6.1%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.22             0  $         0        0.50%         21.1%
12/31/2016          1.01             0            0        0.50%          7.1%
12/31/2015          0.94             0            0        0.50%         -6.0%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.23             0  $         0        0.25%         21.4%
12/31/2016          1.01             0            0        0.25%          7.4%
12/31/2015          0.94             0            0        0.25%         -5.8%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.24             0  $         0        0.00%         21.7%
12/31/2016          1.02             0            0        0.00%          7.6%
12/31/2015          0.94             0            0        0.00%         -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.2%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T399

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,872,627  $     2,730,732          191,233
                                                       ===============  ===============
Receivables: investments sold                   7,356
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,879,983
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,879,983       2,388,135  $          1.21
Band 100                                         --              --             1.21
Band 75                                          --              --             1.22
Band 50                                          --              --             1.23
Band 25                                          --              --             1.24
Band 0                                           --              --             1.25
                                    ---------------  --------------
 Total                              $     2,879,983       2,388,135
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         22,224
Mortality & expense charges                                                          (14,245)
                                                                            -----------------
Net investment income (loss)                                                           7,979
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              17,699
Realized gain distributions                                                           44,244
Net change in unrealized appreciation (depreciation)                                 138,336
                                                                            -----------------
Net gain (loss)                                                                      200,279
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        208,258
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          7,979   $            (22)
Net realized gain (loss)                                           17,699                 39
Realized gain distributions                                        44,244              1,120
Net change in unrealized appreciation (depreciation)              138,336              3,559
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 208,258              4,696
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,105,856             39,606
Cost of units redeemed                                           (474,947)                --
Account charges                                                    (3,486)                --
                                                         -----------------  -----------------
Increase (decrease)                                             2,627,423             39,606
                                                         -----------------  -----------------
Net increase (decrease)                                         2,835,681             44,302
Net assets, beginning                                              44,302                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      2,879,983   $         44,302
                                                         =================  =================

Units sold                                                      2,751,952             44,319
Units redeemed                                                   (408,136)                --
                                                         -----------------  -----------------
Net increase (decrease)                                         2,343,816             44,319
Units outstanding, beginning                                       44,319                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,388,135             44,319
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      3,145,462
Cost of units redeemed/account charges                                              (478,433)
Net investment income (loss)                                                           7,957
Net realized gain (loss)                                                              17,738
Realized gain distributions                                                           45,364
Net change in unrealized appreciation (depreciation)                                 141,895
                                                                            -----------------
Net assets                                                                  $      2,879,983
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21         2,388   $     2,880         1.25%         20.6%
12/31/2016          1.00            44            44         1.25%          6.6%
12/31/2015          0.94             0             0         1.25%         -6.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         1.00%         20.9%
12/31/2016          1.00             0             0         1.00%          6.9%
12/31/2015          0.94             0             0         1.00%         -6.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.75%         21.2%
12/31/2016          1.01             0             0         0.75%          7.2%
12/31/2015          0.94             0             0         0.75%         -6.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.50%         21.5%
12/31/2016          1.01             0             0         0.50%          7.4%
12/31/2015          0.94             0             0         0.50%         -5.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.25%         21.8%
12/31/2016          1.02             0             0         0.25%          7.7%
12/31/2015          0.94             0             0         0.25%         -5.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.00%         22.2%
12/31/2016          1.02             0             0         0.00%          8.0%
12/31/2015          0.94             0             0         0.00%         -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.8%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2055 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T241

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        354,659  $       342,598           19,097
                                                       ===============  ===============
Receivables: investments sold                   1,118
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        355,777
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       355,777         297,385  $         1.20
Band 100                                        --              --            1.20
Band 75                                         --              --            1.21
Band 50                                         --              --            1.22
Band 25                                         --              --            1.23
Band 0                                          --              --            1.24
                                   ---------------  --------------
 Total                             $       355,777         297,385
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,650
Mortality & expense charges                                                            (1,548)
                                                                             -----------------
Net investment income (loss)                                                              102
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,531
Realized gain distributions                                                             5,045
Net change in unrealized appreciation (depreciation)                                   12,289
                                                                             -----------------
Net gain (loss)                                                                        21,865
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         21,967
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            102   $             63
Net realized gain (loss)                                            4,531                 --
Realized gain distributions                                         5,045                326
Net change in unrealized appreciation (depreciation)               12,289               (228)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  21,967                161
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          364,701             16,725
Cost of units redeemed                                            (44,817)            (2,662)
Account charges                                                      (272)               (26)
                                                         -----------------  -----------------
Increase (decrease)                                               319,612             14,037
                                                         -----------------  -----------------
Net increase (decrease)                                           341,579             14,198
Net assets, beginning                                              14,198                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        355,777   $         14,198
                                                         =================  =================

Units sold                                                        328,955             17,024
Units redeemed                                                    (45,845)            (2,749)
                                                         -----------------  -----------------
Net increase (decrease)                                           283,110             14,275
Units outstanding, beginning                                       14,275                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         297,385             14,275
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        381,426
Cost of units redeemed/account charges                                                (47,777)
Net investment income (loss)                                                              165
Net realized gain (loss)                                                                4,531
Realized gain distributions                                                             5,371
Net change in unrealized appreciation (depreciation)                                   12,061
                                                                             -----------------
Net assets                                                                   $        355,777
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20           297   $       356         1.25%         20.3%
12/31/2016          0.99            14            14         1.25%          6.3%
12/31/2015          0.94             0             0         1.25%         -6.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%         20.6%
12/31/2016          1.00             0             0         1.00%          6.6%
12/31/2015          0.94             0             0         1.00%         -6.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.75%         20.9%
12/31/2016          1.00             0             0         0.75%          6.8%
12/31/2015          0.94             0             0         0.75%         -6.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.50%         21.2%
12/31/2016          1.01             0             0         0.50%          7.1%
12/31/2015          0.94             0             0         0.50%         -6.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.25%         21.5%
12/31/2016          1.01             0             0         0.25%          7.4%
12/31/2015          0.94             0             0         0.25%         -5.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.00%         21.8%
12/31/2016          1.01             0             0         0.00%          7.6%
12/31/2015          0.94             0             0         0.00%         -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.1%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2055 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T233

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        880,439  $       821,871           47,098
                                                       ===============  ===============
Receivables: investments sold                   3,124
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        883,563
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       883,563         732,797  $         1.21
Band 100                                        --              --            1.21
Band 75                                         --              --            1.22
Band 50                                         --              --            1.23
Band 25                                         --              --            1.24
Band 0                                          --              --            1.25
                                   ---------------  --------------
 Total                             $       883,563         732,797
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          6,266
Mortality & expense charges                                                            (5,225)
                                                                             -----------------
Net investment income (loss)                                                            1,041
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,499
Realized gain distributions                                                            12,377
Net change in unrealized appreciation (depreciation)                                   57,738
                                                                             -----------------
Net gain (loss)                                                                        74,614
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         75,655
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,041   $             43
Net realized gain (loss)                                            4,499                 45
Realized gain distributions                                        12,377                511
Net change in unrealized appreciation (depreciation)               57,738                830
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  75,655              1,429
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          880,642             33,212
Cost of units redeemed                                           (105,471)              (254)
Account charges                                                    (1,650)                --
                                                         -----------------  -----------------
Increase (decrease)                                               773,521             32,958
                                                         -----------------  -----------------
Net increase (decrease)                                           849,176             34,387
Net assets, beginning                                              34,387                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        883,563   $         34,387
                                                         =================  =================

Units sold                                                        789,687             34,665
Units redeemed                                                    (91,296)              (259)
                                                         -----------------  -----------------
Net increase (decrease)                                           698,391             34,406
Units outstanding, beginning                                       34,406                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         732,797             34,406
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        913,854
Cost of units redeemed/account charges                                               (107,375)
Net investment income (loss)                                                            1,084
Net realized gain (loss)                                                                4,544
Realized gain distributions                                                            12,888
Net change in unrealized appreciation (depreciation)                                   58,568
                                                                             -----------------
Net assets                                                                   $        883,563
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21           733   $       884         1.25%         20.6%
12/31/2016          1.00            34            34         1.25%          6.6%
12/31/2015          0.94             0             0         1.25%         -6.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         1.00%         20.9%
12/31/2016          1.00             0             0         1.00%          6.9%
12/31/2015          0.94             0             0         1.00%         -6.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.75%         21.2%
12/31/2016          1.01             0             0         0.75%          7.1%
12/31/2015          0.94             0             0         0.75%         -6.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.50%         21.5%
12/31/2016          1.01             0             0         0.50%          7.4%
12/31/2015          0.94             0             0         0.50%         -5.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.25%         21.8%
12/31/2016          1.02             0             0         0.25%          7.7%
12/31/2015          0.94             0             0         0.25%         -5.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.00%         22.2%
12/31/2016          1.02             0             0         0.00%          7.9%
12/31/2015          0.94             0             0         0.00%         -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        1.1%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2060 TARGET DATE RETIREMENT FUND R3 CLASS - 02631C353

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        24,135  $         23,362            1,978
                                                      ================  ===============
Receivables: investments sold                    257
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        24,392
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       24,392          20,379  $          1.20
Band 100                                        --              --             1.20
Band 75                                         --              --             1.21
Band 50                                         --              --             1.22
Band 25                                         --              --             1.23
Band 0                                          --              --             1.24
                                    --------------  --------------
 Total                              $       24,392          20,379
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $            113
Mortality & expense charges                                                                (73)
                                                                              -----------------
Net investment income (loss)                                                                40
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    32
Realized gain distributions                                                                208
Net change in unrealized appreciation (depreciation)                                       774
                                                                              -----------------
Net gain (loss)                                                                          1,014
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          1,054
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             40   $              3
Net realized gain (loss)                                               32                 --
Realized gain distributions                                           208                  5
Net change in unrealized appreciation (depreciation)                  774                 (1)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   1,054                  7
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           23,650                865
Cost of units redeemed                                               (714)              (433)
Account charges                                                       (31)                (6)
                                                         -----------------  -----------------
Increase (decrease)                                                22,905                426
                                                         -----------------  -----------------
Net increase (decrease)                                            23,959                433
Net assets, beginning                                                 433                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         24,392   $            433
                                                         =================  =================

Units sold                                                         20,584                884
Units redeemed                                                       (640)              (449)
                                                         -----------------  -----------------
Net increase (decrease)                                            19,944                435
Units outstanding, beginning                                          435                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          20,379                435
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $         24,515
Cost of units redeemed/account charges                                                  (1,184)
Net investment income (loss)                                                                43
Net realized gain (loss)                                                                    32
Realized gain distributions                                                                213
Net change in unrealized appreciation (depreciation)                                       773
                                                                              -----------------
Net assets                                                                    $         24,392
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20            20   $        24         1.25%         20.3%
12/31/2016          1.00             0             0         1.25%          6.3%
12/31/2015          0.94             0             0         1.25%         -6.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%         20.6%
12/31/2016          1.00             0             0         1.00%          6.6%
12/31/2015          0.94             0             0         1.00%         -6.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.75%         20.9%
12/31/2016          1.00             0             0         0.75%          6.8%
12/31/2015          0.94             0             0         0.75%         -6.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.50%         21.2%
12/31/2016          1.01             0             0         0.50%          7.1%
12/31/2015          0.94             0             0         0.50%         -6.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.25%         21.5%
12/31/2016          1.01             0             0         0.25%          7.4%
12/31/2015          0.94             0             0         0.25%         -5.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.00%         21.8%
12/31/2016          1.02             0             0         0.00%          7.7%
12/31/2015          0.94             0             0         0.00%         -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.4%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2060 TARGET DATE RETIREMENT FUND R4 CLASS - 02631C346

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       603,989  $        581,186           48,872
                                                      ================  ===============
Receivables: investments sold                    563
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       604,552
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       604,552         501,269  $         1.21
Band 100                                        --              --            1.21
Band 75                                         --              --            1.22
Band 50                                         --              --            1.23
Band 25                                         --              --            1.24
Band 0                                          --              --            1.25
                                   ---------------  --------------
 Total                             $       604,552         501,269
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          4,101
Mortality & expense charges                                                           (2,701)
                                                                            -----------------
Net investment income (loss)                                                           1,400
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              13,453
Realized gain distributions                                                            5,196
Net change in unrealized appreciation (depreciation)                                  22,958
                                                                            -----------------
Net gain (loss)                                                                       41,607
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         43,007
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,400   $            106
Net realized gain (loss)                                           13,453                 --
Realized gain distributions                                         5,196                151
Net change in unrealized appreciation (depreciation)               22,958               (155)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  43,007                102
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          710,848             12,245
Cost of units redeemed                                           (160,944)                --
Account charges                                                      (706)                --
                                                         -----------------  -----------------
Increase (decrease)                                               549,198             12,245
                                                         -----------------  -----------------
Net increase (decrease)                                           592,205             12,347
Net assets, beginning                                              12,347                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        604,552   $         12,347
                                                         =================  =================

Units sold                                                        624,761             12,344
Units redeemed                                                   (135,836)                --
                                                         -----------------  -----------------
Net increase (decrease)                                           488,925             12,344
Units outstanding, beginning                                       12,344                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         501,269             12,344
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        723,093
Cost of units redeemed/account charges                                              (161,650)
Net investment income (loss)                                                           1,506
Net realized gain (loss)                                                              13,453
Realized gain distributions                                                            5,347
Net change in unrealized appreciation (depreciation)                                  22,803
                                                                            -----------------
Net assets                                                                  $        604,552
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21           501   $       605         1.25%         20.6%
12/31/2016          1.00            12            12         1.25%          6.7%
12/31/2015          0.94             0             0         1.25%         -6.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         1.00%         20.9%
12/31/2016          1.00             0             0         1.00%          6.9%
12/31/2015          0.94             0             0         1.00%         -6.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.75%         21.2%
12/31/2016          1.01             0             0         0.75%          7.2%
12/31/2015          0.94             0             0         0.75%         -5.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.50%         21.5%
12/31/2016          1.01             0             0         0.50%          7.5%
12/31/2015          0.94             0             0         0.50%         -5.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.25%         21.8%
12/31/2016          1.02             0             0         0.25%          7.7%
12/31/2015          0.94             0             0         0.25%         -5.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.00%         22.1%
12/31/2016          1.02             0             0         0.00%          8.0%
12/31/2015          0.94             0             0         0.00%         -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        2.1%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T282

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        964,515  $       974,279           88,339
                                                       ===============  ===============
Receivables: investments sold                   1,038
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        965,553
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       965,553         885,532  $         1.09
Band 100                                        --              --            1.09
Band 75                                         --              --            1.10
Band 50                                         --              --            1.10
Band 25                                         --              --            1.10
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $       965,553         885,532
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $         19,111
Mortality & expense charges                                                             (2,389)
                                                                              -----------------
Net investment income (loss)                                                            16,722
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    51
Realized gain distributions                                                              7,466
Net change in unrealized appreciation (depreciation)                                    (9,764)
                                                                              -----------------
Net gain (loss)                                                                         (2,247)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         14,475
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         16,722   $             --
Net realized gain (loss)                                               51                 --
Realized gain distributions                                         7,466                 --
Net change in unrealized appreciation (depreciation)               (9,764)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  14,475                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          955,571                 --
Cost of units redeemed                                             (4,036)                --
Account charges                                                      (457)                --
                                                         -----------------  ----------------
Increase (decrease)                                               951,078                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           965,553                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        965,553   $             --
                                                         =================  ================

Units sold                                                        889,746                 --
Units redeemed                                                     (4,214)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           885,532                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         885,532                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        955,571
Cost of units redeemed/account charges                                                  (4,493)
Net investment income (loss)                                                            16,722
Net realized gain (loss)                                                                    51
Realized gain distributions                                                              7,466
Net change in unrealized appreciation (depreciation)                                    (9,764)
                                                                              -----------------
Net assets                                                                    $        965,553
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09           886   $       966         1.25%          9.0%
12/31/2016          1.00             0             0         1.25%          0.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.00%          9.3%
12/31/2016          1.00             0             0         1.00%          0.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.75%          9.6%
12/31/2016          1.00             0             0         0.75%          0.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.50%          9.9%
12/31/2016          1.00             0             0         0.50%          0.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.25%         10.1%
12/31/2016          1.00             0             0         0.25%          0.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.00%         10.4%
12/31/2016          1.00             0             0         0.00%          0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T290

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       471,419  $        465,970           40,629
                                                      ================  ===============
Receivables: investments sold                    294
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       471,713
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       471,713         429,850  $         1.10
Band 100                                        --              --            1.10
Band 75                                         --              --            1.10
Band 50                                         --              --            1.11
Band 25                                         --              --            1.11
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $       471,713         429,850
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          9,007
Mortality & expense charges                                                            (3,009)
                                                                             -----------------
Net investment income (loss)                                                            5,998
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,151
Realized gain distributions                                                             4,937
Net change in unrealized appreciation (depreciation)                                    5,449
                                                                             -----------------
Net gain (loss)                                                                        14,537
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         20,535
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,998   $             --
Net realized gain (loss)                                            4,151                 --
Realized gain distributions                                         4,937                 --
Net change in unrealized appreciation (depreciation)                5,449                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  20,535                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          584,518                 --
Cost of units redeemed                                           (133,138)                --
Account charges                                                      (202)                --
                                                         -----------------  ----------------
Increase (decrease)                                               451,178                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           471,713                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        471,713   $             --
                                                         =================  ================

Units sold                                                        554,228                 --
Units redeemed                                                   (124,378)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           429,850                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         429,850                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        584,518
Cost of units redeemed/account charges                                               (133,340)
Net investment income (loss)                                                            5,998
Net realized gain (loss)                                                                4,151
Realized gain distributions                                                             4,937
Net change in unrealized appreciation (depreciation)                                    5,449
                                                                             -----------------
Net assets                                                                   $        471,713
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10           430   $       472         1.25%          9.8%
12/31/2016          1.00             0             0         1.25%         -0.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         1.00%         10.1%
12/31/2016          1.00             0             0         1.00%         -0.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.75%         10.4%
12/31/2016          1.00             0             0         0.75%          0.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.50%         10.6%
12/31/2016          1.00             0             0         0.50%          0.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.25%         10.9%
12/31/2016          1.00             0             0         0.25%          0.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.00%         11.2%
12/31/2016          1.00             0             0         0.00%          0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.8%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T316

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,713,486  $     2,692,975          215,475
                                                       ===============  ===============
Receivables: investments sold                   1,508
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,714,994
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,714,994       2,441,320  $          1.11
Band 100                                         --              --             1.12
Band 75                                          --              --             1.12
Band 50                                          --              --             1.12
Band 25                                          --              --             1.12
Band 0                                           --              --             1.13
                                    ---------------  --------------
 Total                              $     2,714,994       2,441,320
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         44,152
Mortality & expense charges                                                           (10,554)
                                                                             -----------------
Net investment income (loss)                                                           33,598
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  660
Realized gain distributions                                                            30,669
Net change in unrealized appreciation (depreciation)                                   20,511
                                                                             -----------------
Net gain (loss)                                                                        51,840
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         85,438
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         33,598   $             --
Net realized gain (loss)                                              660                 --
Realized gain distributions                                        30,669                 --
Net change in unrealized appreciation (depreciation)               20,511                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  85,438                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,674,920                 --
Cost of units redeemed                                            (44,378)                --
Account charges                                                      (986)                --
                                                         -----------------  ----------------
Increase (decrease)                                             2,629,556                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,714,994                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      2,714,994   $             --
                                                         =================  ================

Units sold                                                      2,489,910                 --
Units redeemed                                                    (48,590)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,441,320                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       2,441,320                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,674,920
Cost of units redeemed/account charges                                                (45,364)
Net investment income (loss)                                                           33,598
Net realized gain (loss)                                                                  660
Realized gain distributions                                                            30,669
Net change in unrealized appreciation (depreciation)                                   20,511
                                                                             -----------------
Net assets                                                                   $      2,714,994
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11         2,441   $     2,715         1.25%         11.5%
12/31/2016          1.00             0             0         1.25%         -0.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         1.00%         11.7%
12/31/2016          1.00             0             0         1.00%         -0.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.75%         12.0%
12/31/2016          1.00             0             0         0.75%         -0.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.50%         12.3%
12/31/2016          1.00             0             0         0.50%         -0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.25%         12.6%
12/31/2016          1.00             0             0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.00%         12.9%
12/31/2016          1.00             0             0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T324

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     3,133,511  $      3,116,676          234,958
                                                      ================  ===============
Receivables: investments sold                 36,083
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     3,169,594
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,169,594       2,791,229  $          1.14
Band 100                                         --              --             1.14
Band 75                                          --              --             1.14
Band 50                                          --              --             1.14
Band 25                                          --              --             1.15
Band 0                                           --              --             1.15
                                    ---------------  --------------
 Total                              $     3,169,594       2,791,229
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         43,028
Mortality & expense charges                                                            (9,582)
                                                                             -----------------
Net investment income (loss)                                                           33,446
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,775
Realized gain distributions                                                            38,594
Net change in unrealized appreciation (depreciation)                                   16,835
                                                                             -----------------
Net gain (loss)                                                                        62,204
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         95,650
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         33,446   $             --
Net realized gain (loss)                                            6,775                 --
Realized gain distributions                                        38,594                 --
Net change in unrealized appreciation (depreciation)               16,835                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  95,650                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        3,248,985                 --
Cost of units redeemed                                           (174,621)                --
Account charges                                                      (420)                --
                                                         -----------------  ----------------
Increase (decrease)                                             3,073,944                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         3,169,594                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      3,169,594   $             --
                                                         =================  ================

Units sold                                                      2,952,636                 --
Units redeemed                                                   (161,407)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,791,229                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       2,791,229                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      3,248,985
Cost of units redeemed/account charges                                               (175,041)
Net investment income (loss)                                                           33,446
Net realized gain (loss)                                                                6,775
Realized gain distributions                                                            38,594
Net change in unrealized appreciation (depreciation)                                   16,835
                                                                             -----------------
Net assets                                                                   $      3,169,594
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14         2,791   $     3,170         1.25%         13.9%
12/31/2016          1.00             0             0         1.25%         -0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         1.00%         14.2%
12/31/2016          1.00             0             0         1.00%         -0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.75%         14.5%
12/31/2016          1.00             0             0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.50%         14.8%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.25%         15.0%
12/31/2016          1.00             0             0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.00%         15.3%
12/31/2016          1.00             0             0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T332

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      4,089,576  $     4,009,109          283,368
                                                       ===============  ===============
Receivables: investments sold                   5,104
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      4,094,680
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,094,680       3,517,440  $          1.16
Band 100                                         --              --             1.17
Band 75                                          --              --             1.17
Band 50                                          --              --             1.17
Band 25                                          --              --             1.18
Band 0                                           --              --             1.18
                                    ---------------  --------------
 Total                              $     4,094,680       3,517,440
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         52,939
Mortality & expense charges                                                           (15,275)
                                                                             -----------------
Net investment income (loss)                                                           37,664
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,373
Realized gain distributions                                                            56,630
Net change in unrealized appreciation (depreciation)                                   80,467
                                                                             -----------------
Net gain (loss)                                                                       141,470
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        179,134
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         37,664   $             --
Net realized gain (loss)                                            4,373                 --
Realized gain distributions                                        56,630                 --
Net change in unrealized appreciation (depreciation)               80,467                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 179,134                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        4,082,624                 --
Cost of units redeemed                                           (166,200)                --
Account charges                                                      (878)                --
                                                         -----------------  ----------------
Increase (decrease)                                             3,915,546                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         4,094,680                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      4,094,680   $             --
                                                         =================  ================

Units sold                                                      3,666,067                 --
Units redeemed                                                   (148,627)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         3,517,440                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       3,517,440                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      4,082,624
Cost of units redeemed/account charges                                               (167,078)
Net investment income (loss)                                                           37,664
Net realized gain (loss)                                                                4,373
Realized gain distributions                                                            56,630
Net change in unrealized appreciation (depreciation)                                   80,467
                                                                             -----------------
Net assets                                                                   $      4,094,680
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16         3,517   $     4,095         1.25%         16.9%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         1.00%         17.2%
12/31/2016          1.00             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.75%         17.5%
12/31/2016          1.00             0             0         0.75%         -0.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.50%         17.8%
12/31/2016          1.00             0             0         0.50%         -0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.25%         18.1%
12/31/2016          1.00             0             0         0.25%         -0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.00%         18.4%
12/31/2016          1.00             0             0         0.00%         -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T340

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,187,663  $     3,106,670          214,462
                                                       ===============  ===============
Receivables: investments sold                   3,545
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,191,208
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,191,208       2,683,719  $          1.19
Band 100                                         --              --             1.19
Band 75                                          --              --             1.20
Band 50                                          --              --             1.20
Band 25                                          --              --             1.20
Band 0                                           --              --             1.20
                                    ---------------  --------------
 Total                              $     3,191,208       2,683,719
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         37,722
Mortality & expense charges                                                           (11,796)
                                                                             -----------------
Net investment income (loss)                                                           25,926
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,604
Realized gain distributions                                                            44,795
Net change in unrealized appreciation (depreciation)                                   80,993
                                                                             -----------------
Net gain (loss)                                                                       128,392
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        154,318
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         25,926   $             --
Net realized gain (loss)                                            2,604                 --
Realized gain distributions                                        44,795                 --
Net change in unrealized appreciation (depreciation)               80,993                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 154,318                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        3,088,806                 --
Cost of units redeemed                                            (51,262)                --
Account charges                                                      (654)                --
                                                         -----------------  ----------------
Increase (decrease)                                             3,036,890                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         3,191,208                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      3,191,208   $             --
                                                         =================  ================

Units sold                                                      2,732,238                 --
Units redeemed                                                    (48,519)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,683,719                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       2,683,719                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      3,088,806
Cost of units redeemed/account charges                                                (51,916)
Net investment income (loss)                                                           25,926
Net realized gain (loss)                                                                2,604
Realized gain distributions                                                            44,795
Net change in unrealized appreciation (depreciation)                                   80,993
                                                                             -----------------
Net assets                                                                   $      3,191,208
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19         2,684   $     3,191         1.25%         19.5%
12/31/2016          0.99             0             0         1.25%         -0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         1.00%         19.8%
12/31/2016          0.99             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%         20.1%
12/31/2016          1.00             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.50%         20.4%
12/31/2016          1.00             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.25%         20.7%
12/31/2016          1.00             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.00%         21.0%
12/31/2016          1.00             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T357

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     5,081,629  $      4,928,079          333,278
                                                      ================  ===============
Receivables: investments sold                    864
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     5,082,493
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,082,493       4,242,064  $          1.20
Band 100                                         --              --             1.20
Band 75                                          --              --             1.20
Band 50                                          --              --             1.21
Band 25                                          --              --             1.21
Band 0                                           --              --             1.21
                                    ---------------  --------------
 Total                              $     5,082,493       4,242,064
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         58,113
Mortality & expense charges                                                          (21,749)
                                                                            -----------------
Net investment income (loss)                                                          36,364
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              23,688
Realized gain distributions                                                           75,476
Net change in unrealized appreciation (depreciation)                                 153,550
                                                                            -----------------
Net gain (loss)                                                                      252,714
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        289,078
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         36,364   $             --
Net realized gain (loss)                                           23,688                 --
Realized gain distributions                                        75,476                 --
Net change in unrealized appreciation (depreciation)              153,550                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 289,078                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        5,142,678                 --
Cost of units redeemed                                           (346,287)                --
Account charges                                                    (2,976)                --
                                                         -----------------  ----------------
Increase (decrease)                                             4,793,415                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         5,082,493                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      5,082,493   $             --
                                                         =================  ================

Units sold                                                      4,554,322                 --
Units redeemed                                                   (312,258)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         4,242,064                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       4,242,064                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      5,142,678
Cost of units redeemed/account charges                                              (349,263)
Net investment income (loss)                                                          36,364
Net realized gain (loss)                                                              23,688
Realized gain distributions                                                           75,476
Net change in unrealized appreciation (depreciation)                                 153,550
                                                                            -----------------
Net assets                                                                  $      5,082,493
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20         4,242   $     5,082         1.25%         20.5%
12/31/2016          0.99             0             0         1.25%         -0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%         20.8%
12/31/2016          0.99             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%         21.1%
12/31/2016          0.99             0             0         0.75%         -0.5%


                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%         21.4%
12/31/2016          1.00             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.25%         21.7%
12/31/2016          1.00             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.00%         22.0%
12/31/2016          1.00             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T365

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,427,474  $     2,350,321          156,894
                                                       ===============  ===============
Receivables: investments sold                   2,828
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,430,302
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,430,302       2,021,902  $          1.20
Band 100                                         --              --             1.21
Band 75                                          --              --             1.21
Band 50                                          --              --             1.21
Band 25                                          --              --             1.21
Band 0                                           --              --             1.22
                                    ---------------  --------------
 Total                              $     2,430,302       2,021,902
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         25,722
Mortality & expense charges                                                            (9,406)
                                                                             -----------------
Net investment income (loss)                                                           16,316
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,117
Realized gain distributions                                                            35,828
Net change in unrealized appreciation (depreciation)                                   77,153
                                                                             -----------------
Net gain (loss)                                                                       118,098
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        134,414
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         16,316   $             --
Net realized gain (loss)                                            5,117                 --
Realized gain distributions                                        35,828                 --
Net change in unrealized appreciation (depreciation)               77,153                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 134,414                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,397,959                 --
Cost of units redeemed                                           (101,495)                --
Account charges                                                      (576)                --
                                                         -----------------  ----------------
Increase (decrease)                                             2,295,888                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,430,302                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      2,430,302   $             --
                                                         =================  ================

Units sold                                                      2,127,652                 --
Units redeemed                                                   (105,750)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,021,902                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       2,021,902                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,397,959
Cost of units redeemed/account charges                                               (102,071)
Net investment income (loss)                                                           16,316
Net realized gain (loss)                                                                5,117
Realized gain distributions                                                            35,828
Net change in unrealized appreciation (depreciation)                                   77,153
                                                                             -----------------
Net assets                                                                   $      2,430,302
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20         2,022   $     2,430         1.25%         20.9%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         1.00%         21.2%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.75%         21.5%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%         21.8%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.25%         22.1%
12/31/2016          0.99             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.00%         22.4%
12/31/2016          0.99             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T373

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,722,214  $     1,666,129          113,821
                                                       ===============  ===============
Receivables: investments sold                   3,326
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,725,540
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,725,540       1,433,353  $          1.20
Band 100                                         --              --             1.21
Band 75                                          --              --             1.21
Band 50                                          --              --             1.21
Band 25                                          --              --             1.22
Band 0                                           --              --             1.22
                                    ---------------  --------------
 Total                              $     1,725,540       1,433,353
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         17,944
Mortality & expense charges                                                            (6,986)
                                                                             -----------------
Net investment income (loss)                                                           10,958
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                7,703
Realized gain distributions                                                            26,291
Net change in unrealized appreciation (depreciation)                                   56,085
                                                                             -----------------
Net gain (loss)                                                                        90,079
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        101,037
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         10,958   $             --
Net realized gain (loss)                                            7,703                 --
Realized gain distributions                                        26,291                 --
Net change in unrealized appreciation (depreciation)               56,085                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 101,037                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,842,385                 --
Cost of units redeemed                                           (217,356)                --
Account charges                                                      (526)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,624,503                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,725,540                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,725,540   $             --
                                                         =================  ================

Units sold                                                      1,630,188                 --
Units redeemed                                                   (196,835)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,433,353                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,433,353                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,842,385
Cost of units redeemed/account charges                                               (217,882)
Net investment income (loss)                                                           10,958
Net realized gain (loss)                                                                7,703
Realized gain distributions                                                            26,291
Net change in unrealized appreciation (depreciation)                                   56,085
                                                                             -----------------
Net assets                                                                   $      1,725,540
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20         1,433   $     1,726         1.25%         21.1%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         1.00%         21.4%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.75%         21.7%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%         22.0%
12/31/2016          0.99             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.25%         22.3%
12/31/2016          0.99             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.00%         22.6%
12/31/2016          0.99             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2055 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T217

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        783,234  $       749,523           41,441
                                                       ===============  ===============
Receivables: investments sold                   1,671
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        784,905
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       784,905         651,993  $         1.20
Band 100                                        --              --            1.21
Band 75                                         --              --            1.21
Band 50                                         --              --            1.21
Band 25                                         --              --            1.22
Band 0                                          --              --            1.22
                                   ---------------  --------------
 Total                             $       784,905         651,993
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          7,695
Mortality & expense charges                                                            (3,601)
                                                                             -----------------
Net investment income (loss)                                                            4,094
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,623
Realized gain distributions                                                            10,908
Net change in unrealized appreciation (depreciation)                                   33,711
                                                                             -----------------
Net gain (loss)                                                                        47,242
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         51,336
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,094   $             --
Net realized gain (loss)                                            2,623                 --
Realized gain distributions                                        10,908                 --
Net change in unrealized appreciation (depreciation)               33,711                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  51,336                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          786,272                 --
Cost of units redeemed                                            (51,998)                --
Account charges                                                      (705)                --
                                                         -----------------  ----------------
Increase (decrease)                                               733,569                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           784,905                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        784,905   $             --
                                                         =================  ================

Units sold                                                        723,838                 --
Units redeemed                                                    (71,845)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           651,993                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         651,993                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        786,272
Cost of units redeemed/account charges                                                (52,703)
Net investment income (loss)                                                            4,094
Net realized gain (loss)                                                                2,623
Realized gain distributions                                                            10,908
Net change in unrealized appreciation (depreciation)                                   33,711
                                                                             -----------------
Net assets                                                                   $        784,905
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20           652   $       785         1.25%         21.1%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         1.00%         21.4%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.75%         21.7%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%         22.0%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.25%         22.3%
12/31/2016          0.99             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.00%         22.6%
12/31/2016          0.99             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2060 TARGET DATE RETIREMENT FUND R6 CLASS - 02631C320

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        33,721  $         32,426            2,744
                                                      ================  ===============
Receivables: investments sold                    363
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        34,084
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       34,084          28,326  $          1.20
Band 100                                        --              --             1.21
Band 75                                         --              --             1.21
Band 50                                         --              --             1.21
Band 25                                         --              --             1.22
Band 0                                          --              --             1.22
                                    --------------  --------------
 Total                              $       34,084          28,326
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            296
Mortality & expense charges                                                              (153)
                                                                             -----------------
Net investment income (loss)                                                              143
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  428
Realized gain distributions                                                               282
Net change in unrealized appreciation (depreciation)                                    1,295
                                                                             -----------------
Net gain (loss)                                                                         2,005
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          2,148
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            143   $             --
Net realized gain (loss)                                              428                 --
Realized gain distributions                                           282                 --
Net change in unrealized appreciation (depreciation)                1,295                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   2,148                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           41,500                 --
Cost of units redeemed                                             (9,240)                --
Account charges                                                      (324)                --
                                                         -----------------  ----------------
Increase (decrease)                                                31,936                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            34,084                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         34,084   $             --
                                                         =================  ================

Units sold                                                         37,117                 --
Units redeemed                                                     (8,791)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            28,326                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          28,326                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         41,500
Cost of units redeemed/account charges                                                 (9,564)
Net investment income (loss)                                                              143
Net realized gain (loss)                                                                  428
Realized gain distributions                                                               282
Net change in unrealized appreciation (depreciation)                                    1,295
                                                                             -----------------
Net assets                                                                   $         34,084
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20            28   $        34         1.25%         21.0%
12/31/2016          0.99             0             0         1.25%         -0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         1.00%         21.3%
12/31/2016          0.99             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.75%         21.6%
12/31/2016          0.99             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%         21.9%
12/31/2016          1.00             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.25%         22.2%
12/31/2016          1.00             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.00%         22.5%
12/31/2016          1.00             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               AMERICAN FUNDS AMCAP FUND R6 CLASS - 023375819

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     3,431,286   $     3,271,937          107,858
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,380)
                                     ----------------
Net assets                           $     3,429,906
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,429,906       2,868,421  $          1.20
Band 100                                         --              --             1.20
Band 75                                          --              --             1.20
Band 50                                          --              --             1.21
Band 25                                          --              --             1.21
Band 0                                           --              --             1.21
                                    ---------------  --------------
 Total                              $     3,429,906       2,868,421
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         20,640
Mortality & expense charges                                                           (20,750)
                                                                             -----------------
Net investment income (loss)                                                             (110)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                7,799
Realized gain distributions                                                           148,230
Net change in unrealized appreciation (depreciation)                                  159,349
                                                                             -----------------
Net gain (loss)                                                                       315,378
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        315,268
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (110)  $             --
Net realized gain (loss)                                            7,799                 --
Realized gain distributions                                       148,230                 --
Net change in unrealized appreciation (depreciation)              159,349                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 315,268                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        3,520,559                 --
Cost of units redeemed                                           (401,612)                --
Account charges                                                    (4,309)                --
                                                         -----------------  ----------------
Increase (decrease)                                             3,114,638                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         3,429,906                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      3,429,906   $             --
                                                         =================  ================

Units sold                                                      3,235,110                 --
Units redeemed                                                   (366,689)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,868,421                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       2,868,421                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      3,520,559
Cost of units redeemed/account charges                                               (405,921)
Net investment income (loss)                                                             (110)
Net realized gain (loss)                                                                7,799
Realized gain distributions                                                           148,230
Net change in unrealized appreciation (depreciation)                                  159,349
                                                                             -----------------
Net assets                                                                   $      3,429,906
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20         2,868   $     3,430         1.25%         20.9%
12/31/2016          0.99             0             0         1.25%         -1.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%         21.2%
12/31/2016          0.99             0             0         1.00%         -1.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%         21.5%
12/31/2016          0.99             0             0         0.75%         -1.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%         21.8%
12/31/2016          0.99             0             0         0.50%         -1.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.25%         22.1%
12/31/2016          0.99             0             0         0.25%         -1.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.00%         22.4%
12/31/2016          0.99             0             0         0.00%         -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS AMERICAN BALANCED FUND R6 CLASS - 024071813

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    11,805,166   $   11,705,685          433,960
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (18,807)
                                     ----------------
Net assets                           $    11,786,359
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   11,076,636       9,698,227  $          1.14
Band 100                                        --              --             1.15
Band 75                                         --              --             1.15
Band 50                                         --              --             1.15
Band 25                                         --              --             1.15
Band 0                                     709,723         613,242             1.16
                                    --------------  --------------
 Total                              $   11,786,359      10,311,469
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       101,657
Mortality & expense charges                                                         (44,560)
                                                                            ----------------
Net investment income (loss)                                                         57,097
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            109,450
Realized gain distributions                                                         262,507
Net change in unrealized appreciation (depreciation)                                 99,481
                                                                            ----------------
Net gain (loss)                                                                     471,438
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       528,535
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         57,097   $             --
Net realized gain (loss)                                          109,450                 --
Realized gain distributions                                       262,507                 --
Net change in unrealized appreciation (depreciation)               99,481                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 528,535                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                       18,188,879                 --
Cost of units redeemed                                         (6,926,827)                --
Account charges                                                    (4,228)                --
                                                         -----------------  ----------------
Increase (decrease)                                            11,257,824                 --
                                                         -----------------  ----------------
Net increase (decrease)                                        11,786,359                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $     11,786,359   $             --
                                                         =================  ================

Units sold                                                     16,552,356                 --
Units redeemed                                                 (6,240,887)                --
                                                         -----------------  ----------------
Net increase (decrease)                                        10,311,469                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                      10,311,469                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    18,188,879
Cost of units redeemed/account charges                                           (6,931,055)
Net investment income (loss)                                                         57,097
Net realized gain (loss)                                                            109,450
Realized gain distributions                                                         262,507
Net change in unrealized appreciation (depreciation)                                 99,481
                                                                            ----------------
Net assets                                                                  $    11,786,359
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14         9,698   $    11,077         1.25%         14.4%
12/31/2016          1.00             0             0         1.25%         -0.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         1.00%         14.7%
12/31/2016          1.00             0             0         1.00%         -0.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.75%         15.0%
12/31/2016          1.00             0             0         0.75%         -0.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.50%         15.3%
12/31/2016          1.00             0             0         0.50%         -0.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.25%         15.6%
12/31/2016          1.00             0             0         0.25%         -0.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16           613   $       710         0.00%         15.8%
12/31/2016          1.00             0             0         0.00%         -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
  AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND R6 CLASS - 140543810

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      4,529,569  $     4,540,568           88,713
                                                       ===============  ===============
Receivables: investments sold                   3,695
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      4,533,264
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,533,264       3,683,649  $          1.23
Band 100                                         --              --             1.23
Band 75                                          --              --             1.24
Band 50                                          --              --             1.24
Band 25                                          --              --             1.24
Band 0                                           --              --             1.25
                                    ---------------  --------------
 Total                              $     4,533,264       3,683,649
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          8,476
Mortality & expense charges                                                           (6,027)
                                                                            -----------------
Net investment income (loss)                                                           2,449
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              10,731
Realized gain distributions                                                           89,374
Net change in unrealized appreciation (depreciation)                                 (10,999)
                                                                            -----------------
Net gain (loss)                                                                       89,106
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         91,555
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,449   $             --
Net realized gain (loss)                                           10,731                 --
Realized gain distributions                                        89,374                 --
Net change in unrealized appreciation (depreciation)              (10,999)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  91,555                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        5,645,798                 --
Cost of units redeemed                                         (1,203,482)                --
Account charges                                                      (607)                --
                                                         -----------------  ----------------
Increase (decrease)                                             4,441,709                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         4,533,264                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      4,533,264   $             --
                                                         =================  ================

Units sold                                                      4,709,122                 --
Units redeemed                                                 (1,025,473)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         3,683,649                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       3,683,649                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      5,645,798
Cost of units redeemed/account charges                                            (1,204,089)
Net investment income (loss)                                                           2,449
Net realized gain (loss)                                                              10,731
Realized gain distributions                                                           89,374
Net change in unrealized appreciation (depreciation)                                 (10,999)
                                                                            -----------------
Net assets                                                                  $      4,533,264
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23         3,684   $     4,533         1.25%         23.5%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         1.00%         23.8%
12/31/2016          1.00             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.75%         24.1%
12/31/2016          1.00             0             0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.50%         24.5%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.25%         24.8%
12/31/2016          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.00%         25.1%
12/31/2016          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS EUROPACIFIC GROWTH FUND R6 CLASS - 298706821

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $    10,114,966   $     9,626,319          180,058
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (6,493)
                                     ----------------
Net assets                           $    10,108,473
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $    6,297,959        4,934,235  $         1.28
Band 100                                        --               --            1.28
Band 75                                         --               --            1.28
Band 50                                         --               --            1.29
Band 25                                         --               --            1.29
Band 0                                   3,810,514        2,946,229            1.29
                                    --------------  ---------------
 Total                              $   10,108,473        7,880,464
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         99,838
Mortality & expense charges                                                          (22,010)
                                                                            -----------------
Net investment income (loss)                                                          77,828
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              68,929
Realized gain distributions                                                          276,043
Net change in unrealized appreciation (depreciation)                                 488,647
                                                                            -----------------
Net gain (loss)                                                                      833,619
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        911,447
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         77,828   $             --
Net realized gain (loss)                                           68,929                 --
Realized gain distributions                                       276,043                 --
Net change in unrealized appreciation (depreciation)              488,647                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 911,447                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                       12,426,142                 --
Cost of units redeemed                                         (3,223,516)                --
Account charges                                                    (5,600)                --
                                                         -----------------  ----------------
Increase (decrease)                                             9,197,026                 --
                                                         -----------------  ----------------
Net increase (decrease)                                        10,108,473                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $     10,108,473   $             --
                                                         =================  ================

Units sold                                                     10,505,068                 --
Units redeemed                                                 (2,624,604)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         7,880,464                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       7,880,464                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     12,426,142
Cost of units redeemed/account charges                                            (3,229,116)
Net investment income (loss)                                                          77,828
Net realized gain (loss)                                                              68,929
Realized gain distributions                                                          276,043
Net change in unrealized appreciation (depreciation)                                 488,647
                                                                            -----------------
Net assets                                                                  $     10,108,473
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28         4,934   $     6,298         1.25%         29.6%
12/31/2016          0.99             0             0         1.25%         -1.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         1.00%         29.9%
12/31/2016          0.99             0             0         1.00%         -1.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.75%         30.2%
12/31/2016          0.99             0             0         0.75%         -1.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.50%         30.5%
12/31/2016          0.99             0             0         0.50%         -1.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.25%         30.8%
12/31/2016          0.99             0             0         0.25%         -1.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29         2,946   $     3,811         0.00%         31.2%
12/31/2016          0.99             0             0         0.00%         -1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          AMERICAN FUNDS FUNDAMENTAL INVESTORS R6 CLASS - 360802813

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      4,101,946  $     4,102,528           66,046
                                                       ===============  ===============
Receivables: investments sold                   7,442
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      4,109,388
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,109,388       3,374,450  $          1.22
Band 100                                         --              --             1.22
Band 75                                          --              --             1.22
Band 50                                          --              --             1.23
Band 25                                          --              --             1.23
Band 0                                           --              --             1.23
                                    ---------------  --------------
 Total                              $     4,109,388       3,374,450
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         11,547
Mortality & expense charges                                                            (5,023)
                                                                             -----------------
Net investment income (loss)                                                            6,524
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  713
Realized gain distributions                                                            66,129
Net change in unrealized appreciation (depreciation)                                     (582)
                                                                             -----------------
Net gain (loss)                                                                        66,260
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         72,784
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,524   $             --
Net realized gain (loss)                                              713                 --
Realized gain distributions                                        66,129                 --
Net change in unrealized appreciation (depreciation)                 (582)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  72,784                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        4,361,922                 --
Cost of units redeemed                                           (324,973)                --
Account charges                                                      (345)                --
                                                         -----------------  ----------------
Increase (decrease)                                             4,036,604                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         4,109,388                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      4,109,388   $             --
                                                         =================  ================

Units sold                                                      3,652,347                 --
Units redeemed                                                   (277,897)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         3,374,450                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       3,374,450                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      4,361,922
Cost of units redeemed/account charges                                               (325,318)
Net investment income (loss)                                                            6,524
Net realized gain (loss)                                                                  713
Realized gain distributions                                                            66,129
Net change in unrealized appreciation (depreciation)                                     (582)
                                                                             -----------------
Net assets                                                                   $      4,109,388
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22         3,374   $     4,109         1.25%         22.2%
12/31/2016          1.00             0             0         1.25%         -0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         1.00%         22.5%
12/31/2016          1.00             0             0         1.00%         -0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.75%         22.8%
12/31/2016          1.00             0             0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.50%         23.1%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.25%         23.4%
12/31/2016          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.00%         23.7%
12/31/2016          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          AMERICAN FUNDS NEW PERSPECTIVE FUND R6 CLASS - 648018810

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,869,586  $     1,812,512           43,403
                                                       ===============  ===============
Receivables: investments sold                   4,121
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,873,707
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $       936,184         738,466  $          1.27
Band 100                                         --              --             1.27
Band 75                                          --              --             1.27
Band 50                                          --              --             1.28
Band 25                                          --              --             1.28
Band 0                                      937,523         729,819             1.28
                                    ---------------  --------------
 Total                              $     1,873,707       1,468,285
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         11,824
Mortality & expense charges                                                           (3,163)
                                                                            -----------------
Net investment income (loss)                                                           8,661
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              17,555
Realized gain distributions                                                           79,385
Net change in unrealized appreciation (depreciation)                                  57,074
                                                                            -----------------
Net gain (loss)                                                                      154,014
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        162,675
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          8,661   $             --
Net realized gain (loss)                                           17,555                 --
Realized gain distributions                                        79,385                 --
Net change in unrealized appreciation (depreciation)               57,074                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 162,675                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,990,667                 --
Cost of units redeemed                                           (278,788)                --
Account charges                                                      (847)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,711,032                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,873,707                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,873,707   $             --
                                                         =================  ================

Units sold                                                      1,699,053                 --
Units redeemed                                                   (230,768)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,468,285                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,468,285                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,990,667
Cost of units redeemed/account charges                                              (279,635)
Net investment income (loss)                                                           8,661
Net realized gain (loss)                                                              17,555
Realized gain distributions                                                           79,385
Net change in unrealized appreciation (depreciation)                                  57,074
                                                                            -----------------
Net assets                                                                  $      1,873,707
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27           738   $       936         1.25%         27.7%
12/31/2016          0.99             0             0         1.25%         -0.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         1.00%         28.0%
12/31/2016          0.99             0             0         1.00%         -0.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.75%         28.3%
12/31/2016          0.99             0             0         0.75%         -0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.50%         28.7%
12/31/2016          0.99             0             0         0.50%         -0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.25%         29.0%
12/31/2016          0.99             0             0         0.25%         -0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28           730   $       938         0.00%         29.3%
12/31/2016          0.99             0             0         0.00%         -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             AMERICAN FUNDS NEW WORLD FUND R6 CLASS - 649280815

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,277,662   $     1,233,951           18,977
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (8,425)
                                     ----------------
Net assets                           $     1,269,237
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,269,237         973,158  $          1.30
Band 100                                        --              --             1.31
Band 75                                         --              --             1.31
Band 50                                         --              --             1.31
Band 25                                         --              --             1.32
Band 0                                          --              --             1.32
                                    --------------  --------------
 Total                              $    1,269,237         973,158
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         12,909
Mortality & expense charges                                                            (3,836)
                                                                             -----------------
Net investment income (loss)                                                            9,073
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,890
Realized gain distributions                                                             9,397
Net change in unrealized appreciation (depreciation)                                   43,711
                                                                             -----------------
Net gain (loss)                                                                        54,998
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         64,071
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          9,073   $             --
Net realized gain (loss)                                            1,890                 --
Realized gain distributions                                         9,397                 --
Net change in unrealized appreciation (depreciation)               43,711                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  64,071                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,440,398                 --
Cost of units redeemed                                           (234,894)                --
Account charges                                                      (338)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,205,166                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,269,237                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,269,237   $             --
                                                         =================  ================

Units sold                                                      1,163,004                 --
Units redeemed                                                   (189,846)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           973,158                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         973,158                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,440,398
Cost of units redeemed/account charges                                               (235,232)
Net investment income (loss)                                                            9,073
Net realized gain (loss)                                                                1,890
Realized gain distributions                                                             9,397
Net change in unrealized appreciation (depreciation)                                   43,711
                                                                             -----------------
Net assets                                                                   $      1,269,237
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30           973   $     1,269         1.25%         31.4%
12/31/2016          0.99             0             0         1.25%         -0.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         1.00%         31.7%
12/31/2016          0.99             0             0         1.00%         -0.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.75%         32.1%
12/31/2016          0.99             0             0         0.75%         -0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.50%         32.4%
12/31/2016          0.99             0             0         0.50%         -0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.25%         32.7%
12/31/2016          0.99             0             0         0.25%         -0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.00%         33.1%
12/31/2016          0.99             0             0         0.00%         -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS SMALLCAP WORLD FUND R6 CLASS - 831681812

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        353,366  $       350,290            6,233
                                                       ===============  ===============
Receivables: investments sold                      33
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        353,399
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       353,399         285,308  $         1.24
Band 100                                        --              --            1.24
Band 75                                         --              --            1.25
Band 50                                         --              --            1.25
Band 25                                         --              --            1.25
Band 0                                          --              --            1.26
                                   ---------------  --------------
 Total                             $       353,399         285,308
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (4,745)
                                                                            -----------------
Net investment income (loss)                                                          (4,745)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              87,678
Realized gain distributions                                                              939
Net change in unrealized appreciation (depreciation)                                   3,076
                                                                            -----------------
Net gain (loss)                                                                       91,693
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         86,948
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (4,745)  $             --
Net realized gain (loss)                                           87,678                 --
Realized gain distributions                                           939                 --
Net change in unrealized appreciation (depreciation)                3,076                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  86,948                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,051,644                 --
Cost of units redeemed                                           (785,152)                --
Account charges                                                       (41)                --
                                                         -----------------  ----------------
Increase (decrease)                                               266,451                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           353,399                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        353,399   $             --
                                                         =================  ================

Units sold                                                        941,518                 --
Units redeemed                                                   (656,210)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           285,308                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         285,308                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,051,644
Cost of units redeemed/account charges                                              (785,193)
Net investment income (loss)                                                          (4,745)
Net realized gain (loss)                                                              87,678
Realized gain distributions                                                              939
Net change in unrealized appreciation (depreciation)                                   3,076
                                                                            -----------------
Net assets                                                                  $        353,399
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24           285   $       353         1.25%         25.7%
12/31/2016          0.99             0             0         1.25%         -1.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         1.00%         26.0%
12/31/2016          0.99             0             0         1.00%         -1.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.75%         26.3%
12/31/2016          0.99             0             0         0.75%         -1.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.50%         26.6%
12/31/2016          0.99             0             0         0.50%         -1.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.25%         27.0%
12/31/2016          0.99             0             0         0.25%         -1.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         0.00%         27.3%
12/31/2016          0.99             0             0         0.00%         -1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AMERICAN FUNDS THE GROWTH FUND OF AMERICA R6 CLASS - 399874817

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     13,872,241  $    13,780,874          279,972
                                                       ===============  ===============
Receivables: investments sold                   3,173
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     13,875,414
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   13,875,414      11,242,937  $          1.23
Band 100                                        --              --             1.24
Band 75                                         --              --             1.24
Band 50                                         --              --             1.24
Band 25                                         --              --             1.25
Band 0                                          --              --             1.25
                                    --------------  --------------
 Total                              $   13,875,414      11,242,937
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         70,673
Mortality & expense charges                                                           (42,116)
                                                                             -----------------
Net investment income (loss)                                                           28,557
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,965
Realized gain distributions                                                           565,460
Net change in unrealized appreciation (depreciation)                                   91,367
                                                                             -----------------
Net gain (loss)                                                                       661,792
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        690,349
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         28,557   $             --
Net realized gain (loss)                                            4,965                 --
Realized gain distributions                                       565,460                 --
Net change in unrealized appreciation (depreciation)               91,367                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 690,349                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                       14,489,034                 --
Cost of units redeemed                                         (1,299,985)                --
Account charges                                                    (3,984)                --
                                                         -----------------  ----------------
Increase (decrease)                                            13,185,065                 --
                                                         -----------------  ----------------
Net increase (decrease)                                        13,875,414                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $     13,875,414   $             --
                                                         =================  ================

Units sold                                                     12,379,185                 --
Units redeemed                                                 (1,136,248)                --
                                                         -----------------  ----------------
Net increase (decrease)                                        11,242,937                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                      11,242,937                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $     14,489,034
Cost of units redeemed/account charges                                             (1,303,969)
Net investment income (loss)                                                           28,557
Net realized gain (loss)                                                                4,965
Realized gain distributions                                                           565,460
Net change in unrealized appreciation (depreciation)                                   91,367
                                                                             -----------------
Net assets                                                                   $     13,875,414
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23        11,243   $    13,875         1.25%         25.0%
12/31/2016          0.99             0             0         1.25%         -1.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         1.00%         25.3%
12/31/2016          0.99             0             0         1.00%         -1.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.75%         25.6%
12/31/2016          0.99             0             0         0.75%         -1.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.50%         25.9%
12/31/2016          0.99             0             0         0.50%         -1.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.25%         26.2%
12/31/2016          0.99             0             0         0.25%         -1.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.00%         26.5%
12/31/2016          0.99             0             0         0.00%         -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND R6 CLASS - 939330817

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,234,201  $     3,186,465           70,903
                                                       ===============  ===============
Receivables: investments sold                   3,947
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,238,148
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,238,148       2,720,799  $          1.19
Band 100                                         --              --             1.19
Band 75                                          --              --             1.20
Band 50                                          --              --             1.20
Band 25                                          --              --             1.20
Band 0                                           --              --             1.21
                                    ---------------  --------------
 Total                              $     3,238,148       2,720,799
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         23,522
Mortality & expense charges                                                          (11,854)
                                                                            -----------------
Net investment income (loss)                                                          11,668
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              34,524
Realized gain distributions                                                           71,767
Net change in unrealized appreciation (depreciation)                                  47,736
                                                                            -----------------
Net gain (loss)                                                                      154,027
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        165,695
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         11,668   $             --
Net realized gain (loss)                                           34,524                 --
Realized gain distributions                                        71,767                 --
Net change in unrealized appreciation (depreciation)               47,736                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 165,695                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        4,441,477                 --
Cost of units redeemed                                         (1,367,975)                --
Account charges                                                    (1,049)                --
                                                         -----------------  ----------------
Increase (decrease)                                             3,072,453                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         3,238,148                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      3,238,148   $             --
                                                         =================  ================

Units sold                                                      3,909,224                 --
Units redeemed                                                 (1,188,425)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,720,799                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       2,720,799                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      4,441,477
Cost of units redeemed/account charges                                            (1,369,024)
Net investment income (loss)                                                          11,668
Net realized gain (loss)                                                              34,524
Realized gain distributions                                                           71,767
Net change in unrealized appreciation (depreciation)                                  47,736
                                                                            -----------------
Net assets                                                                  $      3,238,148
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19         2,721   $     3,238         1.25%         19.0%
12/31/2016          1.00             0             0         1.25%          0.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         1.00%         19.3%
12/31/2016          1.00             0             0         1.00%          0.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%         19.6%
12/31/2016          1.00             0             0         0.75%          0.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.50%         19.9%
12/31/2016          1.00             0             0         0.50%          0.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.25%         20.2%
12/31/2016          1.00             0             0         0.25%          0.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.00%         20.5%
12/31/2016          1.00             0             0         0.00%          0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS CAPITAL WORLD BOND FUND R6 CLASS - 140541814

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         1,480  $         1,481               74
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         1,480
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         1,480            1,470  $         1.01
Band 100                                         --               --            1.01
Band 75                                          --               --            1.01
Band 50                                          --               --            1.01
Band 25                                          --               --            1.01
Band 0                                           --               --            1.01
                                    ---------------  ---------------
 Total                              $         1,480            1,470
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $              7
Mortality & expense charges                                                                 (2)
                                                                              -----------------
Net investment income (loss)                                                                 5
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    --
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                        (1)
                                                                              -----------------
Net gain (loss)                                                                             (1)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $              4
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              5   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   (1)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                       4                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            2,826                 --
Cost of units redeemed                                             (1,349)                --
Account charges                                                        (1)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 1,476                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             1,480                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          1,480   $             --
                                                         =================  ================

Units sold                                                          2,820                 --
Units redeemed                                                     (1,350)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             1,470                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           1,470                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $          2,826
Cost of units redeemed/account charges                                                (1,350)
Net investment income (loss)                                                               5
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                      (1)
                                                                            -----------------
Net assets                                                                  $          1,480
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/21/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             1   $         1         1.25%          0.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          0.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          0.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          1.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          1.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA R6 CLASS-458809811 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.25%         -0.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.00%         -0.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.75%         -0.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.50%         -0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.00%         -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               AQR EMERGING MULTI-STYLE FUND N CLASS - 00203H347

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         2,345  $         2,332              210
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         2,345
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         2,345            2,193  $         1.07
Band 100                                         --               --            1.08
Band 75                                          --               --            1.08
Band 50                                          --               --            1.09
Band 25                                          --               --            1.10
Band 0                                           --               --            1.10
                                    ---------------  ---------------
 Total                              $         2,345            2,193
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $             29
Mortality & expense charges                                                              (2)
                                                                           -----------------
Net investment income (loss)                                                             27
                                                                           -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                     13
                                                                           -----------------
Net gain (loss)                                                                          13
                                                                           -----------------

Increase (decrease) in net assets from operations                          $             40
                                                                           =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             27   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   13                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      40                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                            2,305                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                 2,305                 --
                                                         ----------------   ----------------
Net increase (decrease)                                             2,345                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $          2,345   $             --
                                                         ================   ================

Units sold                                                          2,193                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                             2,193                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                           2,193                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $          2,305
Cost of units redeemed/account charges                                                   --
Net investment income (loss)                                                             27
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                     13
                                                                           ----------------
Net assets                                                                 $          2,345
                                                                           ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             2   $         2         1.25%         34.8%
12/31/2016          0.79             0             0         1.25%          4.4%
12/31/2015          0.76             0             0         1.25%        -24.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         1.00%         35.1%
12/31/2016          0.80             0             0         1.00%          4.7%
12/31/2015          0.76             0             0         1.00%        -23.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.75%         35.4%
12/31/2016          0.80             0             0         0.75%          4.9%
12/31/2015          0.76             0             0         0.75%        -23.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.50%         35.8%
12/31/2016          0.80             0             0         0.50%          5.2%
12/31/2015          0.76             0             0         0.50%        -23.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.25%         36.1%
12/31/2016          0.81             0             0         0.25%          5.4%
12/31/2015          0.76             0             0         0.25%        -23.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.00%         36.4%
12/31/2016          0.81             0             0         0.00%          5.7%
12/31/2015          0.77             0             0         0.00%        -23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.5%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     AQR INTERNATIONAL MULTI-STYLE FUND N CLASS - 00203H529 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.05
Band 100                                        --              --            1.06
Band 75                                         --              --            1.06
Band 50                                         --              --            1.07
Band 25                                         --              --            1.08
Band 0                                          --              --            1.08
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         1.25%         23.1%
12/31/2016          0.85             0             0         1.25%         -5.4%
12/31/2015          0.90             0             0         1.25%         -9.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         1.00%         23.4%
12/31/2016          0.86             0             0         1.00%         -5.1%
12/31/2015          0.90             0             0         1.00%         -9.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.75%         23.7%
12/31/2016          0.86             0             0         0.75%         -4.9%
12/31/2015          0.90             0             0         0.75%         -9.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.50%         24.0%
12/31/2016          0.86             0             0         0.50%         -4.7%
12/31/2015          0.91             0             0         0.50%         -9.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.25%         24.3%
12/31/2016          0.87             0             0         0.25%         -4.4%
12/31/2015          0.91             0             0         0.25%         -9.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.00%         24.6%
12/31/2016          0.87             0             0         0.00%         -4.2%
12/31/2015          0.91             0             0         0.00%         -9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             AQR LARGE CAP MULTI-STYLE FUND N CLASS - 00203H495

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         99,387  $        78,852            5,646
                                                       ===============  ===============
Receivables: investments sold                      51
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         99,438
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       99,438          80,591  $          1.23
Band 100                                        --              --             1.24
Band 75                                         --              --             1.25
Band 50                                         --              --             1.26
Band 25                                         --              --             1.27
Band 0                                          --              --             1.27
                                    --------------  --------------
 Total                              $       99,438          80,591
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            973
Mortality & expense charges                                                            (1,091)
                                                                             -----------------
Net investment income (loss)                                                             (118)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  167
Realized gain distributions                                                               972
Net change in unrealized appreciation (depreciation)                                   16,742
                                                                             -----------------
Net gain (loss)                                                                        17,881
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         17,763
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (118)  $            539
Net realized gain (loss)                                               167                  6
Realized gain distributions                                            972                 --
Net change in unrealized appreciation (depreciation)                16,742              3,793
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   17,763              4,338
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             5,104             72,384
Cost of units redeemed                                                (148)                --
Account charges                                                         (2)                (1)
                                                          -----------------  -----------------
Increase (decrease)                                                  4,954             72,383
                                                          -----------------  -----------------
Net increase (decrease)                                             22,717             76,721
Net assets, beginning                                               76,721                 --
                                                          -----------------  -----------------
Net assets, ending                                        $         99,438   $         76,721
                                                          =================  =================

Units sold                                                           4,605             76,115
Units redeemed                                                        (128)                (1)
                                                          -----------------  -----------------
Net increase (decrease)                                              4,477             76,114
Units outstanding, beginning                                        76,114                 --
                                                          -----------------  -----------------
Units outstanding, ending                                           80,591             76,114
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         77,488
Cost of units redeemed/account charges                                                   (151)
Net investment income (loss)                                                              421
Net realized gain (loss)                                                                  173
Realized gain distributions                                                               972
Net change in unrealized appreciation (depreciation)                                   20,535
                                                                             -----------------
Net assets                                                                   $         99,438
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23            81   $        99         1.25%         22.4%
12/31/2016          1.01            76            77         1.25%          5.5%
12/31/2015          0.96             0             0         1.25%         -4.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         1.00%         22.7%
12/31/2016          1.01             0             0         1.00%          5.8%
12/31/2015          0.96             0             0         1.00%         -4.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.75%         23.0%
12/31/2016          1.02             0             0         0.75%          6.1%
12/31/2015          0.96             0             0         0.75%         -4.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         0.50%         23.3%
12/31/2016          1.02             0             0         0.50%          6.3%
12/31/2015          0.96             0             0         0.50%         -4.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.25%         23.6%
12/31/2016          1.02             0             0         0.25%          6.6%
12/31/2015          0.96             0             0         0.25%         -3.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.00%         23.9%
12/31/2016          1.03             0             0         0.00%          6.9%
12/31/2015          0.96             0             0         0.00%         -3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        2.1%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       AQR SMALL CAP MULTI-STYLE FUND N CLASS - 00203H479 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.19
Band 100                                        --              --            1.20
Band 75                                         --              --            1.21
Band 50                                         --              --            1.21
Band 25                                         --              --            1.22
Band 0                                          --              --            1.23
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         1.25%          7.7%
12/31/2016          1.11             0             0         1.25%         20.6%
12/31/2015          0.92             0             0         1.25%         -8.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%          8.0%
12/31/2016          1.11             0             0         1.00%         20.9%
12/31/2015          0.92             0             0         1.00%         -8.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.75%          8.3%
12/31/2016          1.11             0             0         0.75%         21.2%
12/31/2015          0.92             0             0         0.75%         -8.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%          8.5%
12/31/2016          1.12             0             0         0.50%         21.5%
12/31/2015          0.92             0             0         0.50%         -7.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.25%          8.8%
12/31/2016          1.12             0             0         0.25%         21.8%
12/31/2015          0.92             0             0         0.25%         -7.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.00%          9.1%
12/31/2016          1.13             0             0         0.00%         22.1%
12/31/2015          0.92             0             0         0.00%         -7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             ARIEL APPRECIATION FUND INVESTOR CLASS - 040337206

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        692,826  $       714,491           14,497
                                                       ===============  ===============
Receivables: investments sold                   1,304
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        694,130
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       694,130         247,702  $         2.80
Band 100                                        --              --            2.90
Band 75                                         --              --            3.01
Band 50                                         --              --            3.12
Band 25                                         --              --            3.23
Band 0                                          --              --            3.40
                                   ---------------  --------------
 Total                             $       694,130         247,702
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          5,584
Mortality & expense charges                                                            (8,607)
                                                                             -----------------
Net investment income (loss)                                                           (3,023)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  701
Realized gain distributions                                                            72,105
Net change in unrealized appreciation (depreciation)                                   24,078
                                                                             -----------------
Net gain (loss)                                                                        96,884
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         93,861
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,023)  $        (12,636)
Net realized gain (loss)                                              701           (136,889)
Realized gain distributions                                        72,105             54,653
Net change in unrealized appreciation (depreciation)               24,078            241,467
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  93,861            146,595
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           62,280            227,473
Cost of units redeemed                                           (237,872)        (1,502,926)
Account charges                                                      (472)              (659)
                                                         -----------------  -----------------
Increase (decrease)                                              (176,064)        (1,276,112)
                                                         -----------------  -----------------
Net increase (decrease)                                           (82,203)        (1,129,517)
Net assets, beginning                                             776,333          1,905,850
                                                         -----------------  -----------------
Net assets, ending                                       $        694,130   $        776,333
                                                         =================  =================

Units sold                                                         23,676             99,779
Units redeemed                                                    (90,889)          (623,482)
                                                         -----------------  -----------------
Net increase (decrease)                                           (67,213)          (523,703)
Units outstanding, beginning                                      314,915            838,618
                                                         -----------------  -----------------
Units outstanding, ending                                         247,702            314,915
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      6,707,427
Cost of units redeemed/account charges                                            (7,017,557)
Net investment income (loss)                                                        (119,849)
Net realized gain (loss)                                                              28,098
Realized gain distributions                                                        1,117,676
Net change in unrealized appreciation (depreciation)                                 (21,665)
                                                                            -----------------
Net assets                                                                  $        694,130
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.80           248   $       694         1.25%         13.7%
12/31/2016          2.47           315           776         1.25%         11.3%
12/31/2015          2.22           722         1,600         1.25%         -7.4%
12/31/2014          2.39           938         2,244         1.25%          6.8%
12/31/2013          2.24           702         1,572         1.25%         44.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.90             0   $         0         1.00%         14.0%
12/31/2016          2.55             0             0         1.00%         11.5%
12/31/2015          2.28             0             0         1.00%         -7.2%
12/31/2014          2.46             0             0         1.00%          7.1%
12/31/2013          2.30             0             0         1.00%         44.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.01             0   $         0         0.75%         14.2%
12/31/2016          2.63             0             0         0.75%         11.8%
12/31/2015          2.36             0             0         0.75%         -6.9%
12/31/2014          2.53             0             0         0.75%          7.3%
12/31/2013          2.36             0             0         0.75%         45.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.12             0   $         0         0.50%         14.5%
12/31/2016          2.72             0             0         0.50%         12.1%
12/31/2015          2.43             0             0         0.50%         -6.7%
12/31/2014          2.60             0             0         0.50%          7.6%
12/31/2013          2.42             0             0         0.50%         45.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.23             0   $         0         0.25%         14.8%
12/31/2016          2.81             0             0         0.25%         12.4%
12/31/2015          2.50             0             0         0.25%         -6.5%
12/31/2014          2.68             0             0         0.25%          7.9%
12/31/2013          2.48             0             0         0.25%         45.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.40             0   $         0         0.00%         15.1%
12/31/2016          2.96             0             0         0.00%         12.7%
12/31/2015          2.63           117           306         0.00%         -6.2%
12/31/2014          2.80            89           250         0.00%          8.2%
12/31/2013          2.59            92           238         0.00%         46.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.8%
    2016        0.4%
    2015        0.9%
    2014        0.8%
    2013        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                    ARIEL FUND INVESTOR CLASS - 040337107

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       233,368   $       214,156            3,283
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (3,576)
                                     ----------------
Net assets                           $       229,792
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       229,792          81,535  $         2.82
Band 100                                        --              --            2.92
Band 75                                         --              --            3.03
Band 50                                         --              --            3.14
Band 25                                         --              --            3.25
Band 0                                          --              --            3.42
                                   ---------------  --------------
 Total                             $       229,792          81,535
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         1,576
Mortality & expense charges                                                         (10,119)
                                                                            ----------------
Net investment income (loss)                                                         (8,543)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            130,779
Realized gain distributions                                                          39,905
Net change in unrealized appreciation (depreciation)                                (49,797)
                                                                            ----------------
Net gain (loss)                                                                     120,887
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       112,344
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (8,543)  $         (9,652)
Net realized gain (loss)                                          130,779             13,009
Realized gain distributions                                        39,905             53,508
Net change in unrealized appreciation (depreciation)              (49,797)            60,929
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 112,344            117,794
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          123,578            111,668
Cost of units redeemed                                           (895,038)          (448,065)
Account charges                                                      (257)              (251)
                                                         -----------------  -----------------
Increase (decrease)                                              (771,717)          (336,648)
                                                         -----------------  -----------------
Net increase (decrease)                                          (659,373)          (218,854)
Net assets, beginning                                             889,165          1,108,019
                                                         -----------------  -----------------
Net assets, ending                                       $        229,792   $        889,165
                                                         =================  =================

Units sold                                                         47,756             52,000
Units redeemed                                                   (327,294)          (204,456)
                                                         -----------------  -----------------
Net increase (decrease)                                          (279,538)          (152,456)
Units outstanding, beginning                                      361,073            513,529
                                                         -----------------  -----------------
Units outstanding, ending                                          81,535            361,073
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     5,210,676
Cost of units redeemed/account charges                                           (5,936,824)
Net investment income (loss)                                                       (133,502)
Net realized gain (loss)                                                            314,273
Realized gain distributions                                                         755,957
Net change in unrealized appreciation (depreciation)                                 19,212
                                                                            ----------------
Net assets                                                                  $       229,792
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.82            82   $       230         1.25%         14.4%
12/31/2016          2.46           361           889         1.25%         14.1%
12/31/2015          2.16           514         1,108         1.25%         -5.3%
12/31/2014          2.28           517         1,178         1.25%          9.6%
12/31/2013          2.08           496         1,032         1.25%         42.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.92             0   $         0         1.00%         14.7%
12/31/2016          2.55             0             0         1.00%         14.4%
12/31/2015          2.22             0             0         1.00%         -5.1%
12/31/2014          2.34             0             0         1.00%          9.8%
12/31/2013          2.13             0             0         1.00%         43.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.03             0   $         0         0.75%         15.0%
12/31/2016          2.63             0             0         0.75%         14.7%
12/31/2015          2.29             0             0         0.75%         -4.8%
12/31/2014          2.41             0             0         0.75%         10.1%
12/31/2013          2.19             0             0         0.75%         43.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.14             0   $         0         0.50%         15.3%
12/31/2016          2.72             0             0         0.50%         15.0%
12/31/2015          2.37             0             0         0.50%         -4.6%
12/31/2014          2.48             0             0         0.50%         10.4%
12/31/2013          2.25             0             0         0.50%         44.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.25             0   $         0         0.25%         15.6%
12/31/2016          2.81             0             0         0.25%         15.3%
12/31/2015          2.44             0             0         0.25%         -4.3%
12/31/2014          2.55             0             0         0.25%         10.7%
12/31/2013          2.30             0             0         0.25%         44.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.42             0   $         0         0.00%         15.9%
12/31/2016          2.95             0             0         0.00%         15.6%
12/31/2015          2.56             0             0         0.00%         -4.1%
12/31/2014          2.67             0             0         0.00%         11.0%
12/31/2013          2.40             0             0         0.00%         44.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.3%
    2016        0.3%
    2015        0.7%
    2014        0.6%
    2013        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       ARIEL INTERNATIONAL FUND INVESTOR CLASS - 040337883 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.14
Band 100                                        --              --            1.15
Band 75                                         --              --            1.15
Band 50                                         --              --            1.16
Band 25                                         --              --            1.16
Band 0                                          --              --            1.17
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         1.25%         14.9%
12/31/2016          1.00             0             0         1.25%         -0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         1.00%         15.2%
12/31/2016          1.00             0             0         1.00%         -0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.75%         15.5%
12/31/2016          1.00             0             0         0.75%         -0.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.50%         15.8%
12/31/2016          1.00             0             0         0.50%          0.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.25%         16.1%
12/31/2016          1.00             0             0         0.25%          0.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.00%         16.3%
12/31/2016          1.00             0             0         0.00%          0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                      AVE MARIA VALUE FUND - 808530208

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         8,267  $         8,352               396
                                                       ===============   ===============
Receivables: investments sold                       3
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         8,270
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         8,270            7,689  $         1.08
Band 100                                         --               --            1.09
Band 75                                          --               --            1.09
Band 50                                          --               --            1.10
Band 25                                          --               --            1.11
Band 0                                           --               --            1.12
                                    ---------------  ---------------
 Total                              $         8,270            7,689
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (2,052)
                                                                            -----------------
Net investment income (loss)                                                          (2,052)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              14,179
Realized gain distributions                                                              601
Net change in unrealized appreciation (depreciation)                                   6,753
                                                                            -----------------
Net gain (loss)                                                                       21,533
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         19,481
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,052)  $         (2,468)
Net realized gain (loss)                                           14,179            (10,192)
Realized gain distributions                                           601                 --
Net change in unrealized appreciation (depreciation)                6,753             40,131
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  19,481             27,471
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            7,781             10,660
Cost of units redeemed                                           (219,150)           (49,167)
Account charges                                                       (90)              (138)
                                                         -----------------  -----------------
Increase (decrease)                                              (211,459)           (38,645)
                                                         -----------------  -----------------
Net increase (decrease)                                          (191,978)           (11,174)
Net assets, beginning                                             200,248            211,422
                                                         -----------------  -----------------
Net assets, ending                                       $          8,270   $        200,248
                                                         =================  =================

Units sold                                                          7,693             13,945
Units redeemed                                                   (216,480)           (60,310)
                                                         -----------------  -----------------
Net increase (decrease)                                          (208,787)           (46,365)
Units outstanding, beginning                                      216,476            262,841
                                                         -----------------  -----------------
Units outstanding, ending                                           7,689            216,476
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        287,409
Cost of units redeemed/account charges                                               (284,024)
Net investment income (loss)                                                           (6,833)
Net realized gain (loss)                                                                  728
Realized gain distributions                                                            11,075
Net change in unrealized appreciation (depreciation)                                      (85)
                                                                             -----------------
Net assets                                                                   $          8,270
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             8   $         8         1.25%         16.3%
12/31/2016          0.93           216           200         1.25%         15.0%
12/31/2015          0.80           263           211         1.25%        -18.7%
12/31/2014          0.99           123           122         1.25%         -1.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.00%         16.6%
12/31/2016          0.93             0             0         1.00%         15.3%
12/31/2015          0.81             0             0         1.00%        -18.5%
12/31/2014          0.99             0             0         1.00%         -0.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.75%         16.9%
12/31/2016          0.94             0             0         0.75%         15.6%
12/31/2015          0.81             0             0         0.75%        -18.3%
12/31/2014          0.99             0             0         0.75%         -0.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.50%         17.1%
12/31/2016          0.94             0             0         0.50%         15.9%
12/31/2015          0.81             0             0         0.50%        -18.1%
12/31/2014          0.99             0             0         0.50%         -0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.25%         17.4%
12/31/2016          0.95             0             0         0.25%         16.2%
12/31/2015          0.82             0             0         0.25%        -17.9%
12/31/2014          0.99             0             0         0.25%         -0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.00%         17.7%
12/31/2016          0.95             0             0         0.00%         16.4%
12/31/2015          0.82             0             0         0.00%        -17.7%
12/31/2014          1.00             0             0         0.00%         -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.1%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                      AVE MARIA GROWTH FUND - 808530307

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        39,217   $        38,767            1,230
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,330)
                                     ----------------
Net assets                           $        37,887
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       37,887          26,409  $          1.43
Band 100                                        --              --             1.45
Band 75                                         --              --             1.46
Band 50                                         --              --             1.47
Band 25                                         --              --             1.49
Band 0                                          --              --             1.50
                                    --------------  --------------
 Total                              $       37,887          26,409
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             32
Mortality & expense charges                                                           (3,033)
                                                                            -----------------
Net investment income (loss)                                                          (3,001)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              30,890
Realized gain distributions                                                            3,328
Net change in unrealized appreciation (depreciation)                                  21,213
                                                                            -----------------
Net gain (loss)                                                                       55,431
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         52,430
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,001)  $         (2,470)
Net realized gain (loss)                                           30,890             (2,907)
Realized gain distributions                                         3,328             13,162
Net change in unrealized appreciation (depreciation)               21,213             13,208
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  52,430             20,993
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           90,980             54,926
Cost of units redeemed                                           (339,104)           (25,138)
Account charges                                                      (196)              (148)
                                                         -----------------  -----------------
Increase (decrease)                                              (248,320)            29,640
                                                         -----------------  -----------------
Net increase (decrease)                                          (195,890)            50,633
Net assets, beginning                                             233,777            183,144
                                                         -----------------  -----------------
Net assets, ending                                       $         37,887   $        233,777
                                                         =================  =================

Units sold                                                         72,938             50,144
Units redeemed                                                   (251,499)           (22,907)
                                                         -----------------  -----------------
Net increase (decrease)                                          (178,561)            27,237
Units outstanding, beginning                                      204,970            177,733
                                                         -----------------  -----------------
Units outstanding, ending                                          26,409            204,970
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        344,266
Cost of units redeemed/account charges                                              (380,261)
Net investment income (loss)                                                          (7,602)
Net realized gain (loss)                                                              26,847
Realized gain distributions                                                           54,187
Net change in unrealized appreciation (depreciation)                                     450
                                                                            -----------------
Net assets                                                                  $         37,887
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43            26   $        38         1.25%         25.8%
12/31/2016          1.14           205           234         1.25%         10.7%
12/31/2015          1.03           178           183         1.25%         -3.9%
12/31/2014          1.07           154           166         1.25%          7.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0   $         0         1.00%         26.1%
12/31/2016          1.15             0             0         1.00%         11.0%
12/31/2015          1.03             0             0         1.00%         -3.7%
12/31/2014          1.07             0             0         1.00%          7.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0   $         0         0.75%         26.4%
12/31/2016          1.15             0             0         0.75%         11.2%
12/31/2015          1.04             0             0         0.75%         -3.4%
12/31/2014          1.08             0             0         0.75%          7.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.47             0   $         0         0.50%         26.7%
12/31/2016          1.16             0             0         0.50%         11.5%
12/31/2015          1.04             0             0         0.50%         -3.2%
12/31/2014          1.08             0             0         0.50%          7.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49             0   $         0         0.25%         27.0%
12/31/2016          1.17             0             0         0.25%         11.8%
12/31/2015          1.05             0             0         0.25%         -2.9%
12/31/2014          1.08             0             0         0.25%          7.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.50             0   $         0         0.00%         27.4%
12/31/2016          1.18             0             0         0.00%         12.1%
12/31/2015          1.05             0             0         0.00%         -2.7%
12/31/2014          1.08             0             0         0.00%          7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.1%
    2015        0.3%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 AVE MARIA RISING DIVIDEND FUND - 808530604

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       166,482  $        158,443            9,045
                                                      ================  ===============
Receivables: investments sold                    317
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       166,799
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       166,799         133,749  $         1.25
Band 100                                        --              --            1.26
Band 75                                         --              --            1.27
Band 50                                         --              --            1.28
Band 25                                         --              --            1.29
Band 0                                          --              --            1.30
                                   ---------------  --------------
 Total                             $       166,799         133,749
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          4,957
Mortality & expense charges                                                           (5,806)
                                                                            -----------------
Net investment income (loss)                                                            (849)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              15,980
Realized gain distributions                                                            8,272
Net change in unrealized appreciation (depreciation)                                  35,309
                                                                            -----------------
Net gain (loss)                                                                       59,561
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         58,712
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (849)  $          1,639
Net realized gain (loss)                                           15,980             (3,982)
Realized gain distributions                                         8,272             21,866
Net change in unrealized appreciation (depreciation)               35,309             31,391
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  58,712             50,914
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          196,447             66,792
Cost of units redeemed                                           (523,816)           (33,743)
Account charges                                                      (200)              (212)
                                                         -----------------  -----------------
Increase (decrease)                                              (327,569)            32,837
                                                         -----------------  -----------------
Net increase (decrease)                                          (268,857)            83,751
Net assets, beginning                                             435,656            351,905
                                                         -----------------  -----------------
Net assets, ending                                       $        166,799   $        435,656
                                                         =================  =================

Units sold                                                        175,061             66,427
Units redeemed                                                   (444,361)           (34,203)
                                                         -----------------  -----------------
Net increase (decrease)                                          (269,300)            32,224
Units outstanding, beginning                                      403,049            370,825
                                                         -----------------  -----------------
Units outstanding, ending                                         133,749            403,049
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        692,670
Cost of units redeemed/account charges                                               (614,500)
Net investment income (loss)                                                            1,751
Net realized gain (loss)                                                                7,208
Realized gain distributions                                                            71,631
Net change in unrealized appreciation (depreciation)                                    8,039
                                                                             -----------------
Net assets                                                                   $        166,799
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25           134   $       167         1.25%         15.4%
12/31/2016          1.08           403           436         1.25%         13.9%
12/31/2015          0.95           371           352         1.25%         -7.1%
12/31/2014          1.02           330           336         1.25%          2.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         1.00%         15.7%
12/31/2016          1.09             0             0         1.00%         14.2%
12/31/2015          0.95             0             0         1.00%         -6.8%
12/31/2014          1.02             0             0         1.00%          2.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.75%         16.0%
12/31/2016          1.09             0             0         0.75%         14.5%
12/31/2015          0.96             0             0         0.75%         -6.6%
12/31/2014          1.02             0             0         0.75%          2.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.50%         16.2%
12/31/2016          1.10             0             0         0.50%         14.8%
12/31/2015          0.96             0             0         0.50%         -6.4%
12/31/2014          1.02             0             0         0.50%          2.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.25%         16.5%
12/31/2016          1.11             0             0         0.25%         15.0%
12/31/2015          0.96             0             0         0.25%         -6.1%
12/31/2014          1.03             0             0         0.25%          2.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.00%         16.8%
12/31/2016          1.12             0             0         0.00%         15.3%
12/31/2015          0.97             0             0         0.00%         -5.9%
12/31/2014          1.03             0             0         0.00%          2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        1.6%
    2015        1.4%
    2014        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                   AVE MARIA WORLD EQUITY FUND - 808530802

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         6,377  $         6,127               423
                                                       ===============   ===============
Receivables: investments sold                       2
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         6,379
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         6,379            5,665  $         1.13
Band 100                                         --               --            1.14
Band 75                                          --               --            1.15
Band 50                                          --               --            1.16
Band 25                                          --               --            1.17
Band 0                                           --               --            1.18
                                    ---------------  ---------------
 Total                              $         6,379            5,665
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             27
Mortality & expense charges                                                              (699)
                                                                             -----------------
Net investment income (loss)                                                             (672)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,125
Realized gain distributions                                                               160
Net change in unrealized appreciation (depreciation)                                    2,973
                                                                             -----------------
Net gain (loss)                                                                         9,258
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          8,586
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (672)  $           (513)
Net realized gain (loss)                                             6,125             (2,456)
Realized gain distributions                                            160                930
Net change in unrealized appreciation (depreciation)                 2,973              6,691
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    8,586              4,652
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             4,286              4,783
Cost of units redeemed                                             (70,747)           (19,729)
Account charges                                                        (29)               (19)
                                                          -----------------  -----------------
Increase (decrease)                                                (66,490)           (14,965)
                                                          -----------------  -----------------
Net increase (decrease)                                            (57,904)           (10,313)
Net assets, beginning                                               64,283             74,596
                                                          -----------------  -----------------
Net assets, ending                                        $          6,379   $         64,283
                                                          =================  =================

Units sold                                                           3,941              5,537
Units redeemed                                                     (64,734)           (21,880)
                                                          -----------------  -----------------
Net increase (decrease)                                            (60,793)           (16,343)
Units outstanding, beginning                                        66,458             82,801
                                                          -----------------  -----------------
Units outstanding, ending                                            5,665             66,458
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         90,516
Cost of units redeemed/account charges                                                (91,807)
Net investment income (loss)                                                           (1,670)
Net realized gain (loss)                                                                3,512
Realized gain distributions                                                             5,578
Net change in unrealized appreciation (depreciation)                                      250
                                                                             -----------------
Net assets                                                                   $          6,379
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             6   $         6         1.25%         16.4%
12/31/2016          0.97            66            64         1.25%          7.4%
12/31/2015          0.90            83            75         1.25%         -6.0%
12/31/2014          0.96            72            69         1.25%         -4.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         1.00%         16.7%
12/31/2016          0.97             0             0         1.00%          7.6%
12/31/2015          0.90             0             0         1.00%         -5.7%
12/31/2014          0.96             0             0         1.00%         -4.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.75%         17.0%
12/31/2016          0.98             0             0         0.75%          7.9%
12/31/2015          0.91             0             0         0.75%         -5.5%
12/31/2014          0.96             0             0         0.75%         -4.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.50%         17.3%
12/31/2016          0.99             0             0         0.50%          8.2%
12/31/2015          0.91             0             0         0.50%         -5.3%
12/31/2014          0.96             0             0         0.50%         -3.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.25%         17.6%
12/31/2016          0.99             0             0         0.25%          8.4%
12/31/2015          0.91             0             0         0.25%         -5.0%
12/31/2014          0.96             0             0         0.25%         -3.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.00%         17.9%
12/31/2016          1.00             0             0         0.00%          8.7%
12/31/2015          0.92             0             0         0.00%         -4.8%
12/31/2014          0.96             0             0         0.00%         -3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.1%
    2016        0.4%
    2015        0.6%
    2014        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      BLACKROCK GLOBAL ALLOCATION FUND INSTITUTIONAL CLASS - 09251T509

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,989,185  $     1,989,118          100,699
                                                       ===============  ===============
Receivables: investments sold                   5,662
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,994,847
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,994,847       1,123,830  $          1.78
Band 100                                         --              --             1.81
Band 75                                          --              --             1.85
Band 50                                          --              --             1.89
Band 25                                          --              --             1.94
Band 0                                           --              --             1.98
                                    ---------------  --------------
 Total                              $     1,994,847       1,123,830
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         25,619
Mortality & expense charges                                                          (36,673)
                                                                            -----------------
Net investment income (loss)                                                         (11,054)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              18,105
Realized gain distributions                                                           67,492
Net change in unrealized appreciation (depreciation)                                 272,496
                                                                            -----------------
Net gain (loss)                                                                      358,093
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        347,039
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (11,054)  $          1,695
Net realized gain (loss)                                           18,105            (37,325)
Realized gain distributions                                        67,492             24,203
Net change in unrealized appreciation (depreciation)              272,496            101,880
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 347,039             90,453
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          674,099            553,127
Cost of units redeemed                                         (2,046,603)          (331,594)
Account charges                                                    (1,785)            (1,468)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,374,289)           220,065
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,027,250)           310,518
Net assets, beginning                                           3,022,097          2,711,579
                                                         -----------------  -----------------
Net assets, ending                                       $      1,994,847   $      3,022,097
                                                         =================  =================

Units sold                                                        398,911            365,511
Units redeemed                                                 (1,185,319)          (217,183)
                                                         -----------------  -----------------
Net increase (decrease)                                          (786,408)           148,328
Units outstanding, beginning                                    1,910,238          1,761,910
                                                         -----------------  -----------------
Units outstanding, ending                                       1,123,830          1,910,238
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      5,175,721
Cost of units redeemed/account charges                                            (3,781,716)
Net investment income (loss)                                                          36,183
Net realized gain (loss)                                                              20,305
Realized gain distributions                                                          544,287
Net change in unrealized appreciation (depreciation)                                      67
                                                                            -----------------
Net assets                                                                  $      1,994,847
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78         1,124   $     1,995         1.25%         12.2%
12/31/2016          1.58         1,910         3,022         1.25%          2.8%
12/31/2015          1.54         1,762         2,712         1.25%         -2.1%
12/31/2014          1.57         1,622         2,549         1.25%          0.9%
12/31/2013          1.56           954         1,486         1.25%         13.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.81             0   $         0         1.00%         12.5%
12/31/2016          1.61             0             0         1.00%          3.1%
12/31/2015          1.56             0             0         1.00%         -1.8%
12/31/2014          1.59             0             0         1.00%          1.1%
12/31/2013          1.58             0             0         1.00%         13.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0   $         0         0.75%         12.8%
12/31/2016          1.64             0             0         0.75%          3.3%
12/31/2015          1.59             0             0         0.75%         -1.6%
12/31/2014          1.62             0             0         0.75%          1.4%
12/31/2013          1.59             0             0         0.75%         13.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89             0   $         0         0.50%         13.0%
12/31/2016          1.68             0             0         0.50%          3.6%
12/31/2015          1.62             0             0         0.50%         -1.3%
12/31/2014          1.64             0             0         0.50%          1.6%
12/31/2013          1.61             0             0         0.50%         14.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94             0   $         0         0.25%         13.3%
12/31/2016          1.71             0             0         0.25%          3.8%
12/31/2015          1.65             0             0         0.25%         -1.1%
12/31/2014          1.66             0             0         0.25%          1.9%
12/31/2013          1.63             0             0         0.25%         14.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0   $         0         0.00%         13.6%
12/31/2016          1.74             0             0         0.00%          4.1%
12/31/2015          1.67             0             0         0.00%         -0.8%
12/31/2014          1.69             0             0         0.00%          2.1%
12/31/2013          1.65             0             0         0.00%         14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        1.3%
    2015        1.3%
    2014        2.7%
    2013        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             BLACKROCK GNMA PORTFOLIO SERVICE CLASS - 091929711

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,223,065  $      1,262,517          130,788
                                                      ================  ===============
Receivables: investments sold                 14,198
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,237,263
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,237,263       1,230,763  $          1.01
Band 100                                         --              --             1.02
Band 75                                          --              --             1.03
Band 50                                          --              --             1.05
Band 25                                          --              --             1.06
Band 0                                           --              --             1.08
                                    ---------------  --------------
 Total                              $     1,237,263       1,230,763
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $         33,278
Mortality & expense charges                                                            (13,980)
                                                                              -----------------
Net investment income (loss)                                                            19,298
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,787)
Realized gain distributions                                                                446
Net change in unrealized appreciation (depreciation)                                   (17,481)
                                                                              -----------------
Net gain (loss)                                                                        (20,822)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (1,524)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         19,298   $         13,103
Net realized gain (loss)                                            (3,787)              (282)
Realized gain distributions                                            446                 --
Net change in unrealized appreciation (depreciation)               (17,481)           (13,894)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (1,524)            (1,073)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           312,074            396,770
Cost of units redeemed                                            (161,252)          (229,891)
Account charges                                                       (790)              (646)
                                                          -----------------  -----------------
Increase (decrease)                                                150,032            166,233
                                                          -----------------  -----------------
Net increase (decrease)                                            148,508            165,160
Net assets, beginning                                            1,088,755            923,595
                                                          -----------------  -----------------
Net assets, ending                                        $      1,237,263   $      1,088,755
                                                          =================  =================

Units sold                                                         310,377            390,734
Units redeemed                                                    (161,206)          (226,774)
                                                          -----------------  -----------------
Net increase (decrease)                                            149,171            163,960
Units outstanding, beginning                                     1,081,592            917,632
                                                          -----------------  -----------------
Units outstanding, ending                                        1,230,763          1,081,592
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      3,180,349
Cost of units redeemed/account charges                                             (1,962,444)
Net investment income (loss)                                                           48,486
Net realized gain (loss)                                                                9,878
Realized gain distributions                                                               446
Net change in unrealized appreciation (depreciation)                                  (39,452)
                                                                             -----------------
Net assets                                                                   $      1,237,263
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01         1,231   $     1,237         1.25%         -0.1%
12/31/2016          1.01         1,082         1,089         1.25%          0.0%
12/31/2015          1.01           918           924         1.25%         -0.6%
12/31/2014          1.01           985           997         1.25%          4.6%
12/31/2013          0.97           164           159         1.25%         -4.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%          0.1%
12/31/2016          1.02             0             0         1.00%          0.3%
12/31/2015          1.02             0             0         1.00%         -0.3%
12/31/2014          1.02             0             0         1.00%          4.9%
12/31/2013          0.97             0             0         1.00%         -4.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.75%          0.4%
12/31/2016          1.03             0             0         0.75%          0.5%
12/31/2015          1.02             0             0         0.75%         -0.1%
12/31/2014          1.03             0             0         0.75%          5.1%
12/31/2013          0.98             0             0         0.75%         -3.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.50%          0.6%
12/31/2016          1.04             0             0         0.50%          0.8%
12/31/2015          1.03             0             0         0.50%          0.2%
12/31/2014          1.03             0             0         0.50%          5.4%
12/31/2013          0.98             0             0         0.50%         -3.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.25%          0.9%
12/31/2016          1.05             0             0         0.25%          1.0%
12/31/2015          1.04             0             0         0.25%          0.4%
12/31/2014          1.04             0             0         0.25%          5.7%
12/31/2013          0.98             0             0         0.25%         -3.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.00%          1.1%
12/31/2016          1.07             0             0         0.00%          1.3%
12/31/2015          1.05             0             0         0.00%          0.7%
12/31/2014          1.05             0             0         0.00%          5.9%
12/31/2013          0.99             0             0         0.00%         -3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.9%
    2016        2.6%
    2015        2.2%
    2014        3.1%
    2013        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       BLACKROCK EQUITY DIVIDEND FUND INSTITUTIONAL CLASS - 09251M504

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,083,856  $      1,106,789           47,630
                                                      ================  ===============
Receivables: investments sold                    685
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,084,541
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,084,541         578,046  $          1.88
Band 100                                        --              --             1.90
Band 75                                         --              --             1.93
Band 50                                         --              --             1.96
Band 25                                         --              --             1.98
Band 0                                          --              --             2.01
                                    --------------  --------------
 Total                              $    1,084,541         578,046
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $         17,661
Mortality & expense charges                                                            (12,541)
                                                                              -----------------
Net investment income (loss)                                                             5,120
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,860)
Realized gain distributions                                                            128,119
Net change in unrealized appreciation (depreciation)                                    13,257
                                                                              -----------------
Net gain (loss)                                                                        139,516
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        144,636
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          5,120   $          6,992
Net realized gain (loss)                                            (1,860)           (21,510)
Realized gain distributions                                        128,119             52,472
Net change in unrealized appreciation (depreciation)                13,257            102,527
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  144,636            140,481
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            74,856            115,407
Cost of units redeemed                                             (60,507)          (291,416)
Account charges                                                       (647)              (155)
                                                          -----------------  -----------------
Increase (decrease)                                                 13,702           (176,164)
                                                          -----------------  -----------------
Net increase (decrease)                                            158,338            (35,683)
Net assets, beginning                                              926,203            961,886
                                                          -----------------  -----------------
Net assets, ending                                        $      1,084,541   $        926,203
                                                          =================  =================

Units sold                                                          43,744             78,542
Units redeemed                                                     (34,941)          (187,792)
                                                          -----------------  -----------------
Net increase (decrease)                                              8,803           (109,250)
Units outstanding, beginning                                       569,243            678,493
                                                          -----------------  -----------------
Units outstanding, ending                                          578,046            569,243
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    19,684,502
Cost of units redeemed/account charges                                          (19,619,808)
Net investment income (loss)                                                         89,704
Net realized gain (loss)                                                            294,500
Realized gain distributions                                                         658,576
Net change in unrealized appreciation (depreciation)                                (22,933)
                                                                            ----------------
Net assets                                                                  $     1,084,541
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88           578   $     1,085         1.25%         15.3%
12/31/2016          1.63           569           926         1.25%         14.8%
12/31/2015          1.42           678           962         1.25%         -1.3%
12/31/2014          1.44         5,732         8,237         1.25%          8.0%
12/31/2013          1.33         3,329         4,429         1.25%         23.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90             0   $         0         1.00%         15.6%
12/31/2016          1.65             0             0         1.00%         15.1%
12/31/2015          1.43             0             0         1.00%         -1.1%
12/31/2014          1.45             0             0         1.00%          8.3%
12/31/2013          1.34             0             0         1.00%         23.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.93             0   $         0         0.75%         15.9%
12/31/2016          1.66             0             0         0.75%         15.3%
12/31/2015          1.44             0             0         0.75%         -0.8%
12/31/2014          1.46             0             0         0.75%          8.5%
12/31/2013          1.34             0             0         0.75%         23.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.96             0   $         0         0.50%         16.2%
12/31/2016          1.68             0             0         0.50%         15.6%
12/31/2015          1.46             0             0         0.50%         -0.6%
12/31/2014          1.47             0             0         0.50%          8.8%
12/31/2013          1.35             0             0         0.50%         24.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0   $         0         0.25%         16.5%
12/31/2016          1.70             0             0         0.25%         15.9%
12/31/2015          1.47             0             0         0.25%         -0.3%
12/31/2014          1.47             0             0         0.25%          9.1%
12/31/2013          1.35             0             0         0.25%         24.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01             0   $         0         0.00%         16.8%
12/31/2016          1.72             0             0         0.00%         16.2%
12/31/2015          1.48             0             0         0.00%         -0.1%
12/31/2014          1.48             0             0         0.00%          9.3%
12/31/2013          1.36             0             0         0.00%         24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        2.1%
    2015        1.1%
    2014        2.1%
    2013        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            BLACKROCK GLOBAL ALLOCATION FUND R CLASS - 09251T400

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,376,105  $     2,360,368          126,868
                                                       ===============  ===============
Receivables: investments sold                   3,951
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,380,056
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,188,369       1,299,824  $          1.68
Band 100                                    191,687         111,417             1.72
Band 75                                          --              --             1.76
Band 50                                          --              --             1.80
Band 25                                          --              --             1.84
Band 0                                           --              --             1.88
                                    ---------------  --------------
 Total                              $     2,380,056       1,411,241
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         19,580
Mortality & expense charges                                                           (32,637)
                                                                             -----------------
Net investment income (loss)                                                          (13,057)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (21,654)
Realized gain distributions                                                            85,009
Net change in unrealized appreciation (depreciation)                                  249,326
                                                                             -----------------
Net gain (loss)                                                                       312,681
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        299,624
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (13,057)  $        (14,286)
Net realized gain (loss)                                          (21,654)          (247,932)
Realized gain distributions                                        85,009             26,603
Net change in unrealized appreciation (depreciation)              249,326            283,629
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 299,624             48,014
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          641,567            749,951
Cost of units redeemed                                         (1,651,970)        (1,731,562)
Account charges                                                    (2,964)            (2,930)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,013,367)          (984,541)
                                                         -----------------  -----------------
Net increase (decrease)                                          (713,743)          (936,527)
Net assets, beginning                                           3,093,799          4,030,326
                                                         -----------------  -----------------
Net assets, ending                                       $      2,380,056   $      3,093,799
                                                         =================  =================

Units sold                                                        410,418            505,213
Units redeemed                                                 (1,045,317)        (1,158,906)
                                                         -----------------  -----------------
Net increase (decrease)                                          (634,899)          (653,693)
Units outstanding, beginning                                    2,046,140          2,699,833
                                                         -----------------  -----------------
Units outstanding, ending                                       1,411,241          2,046,140
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      9,612,490
Cost of units redeemed/account charges                                            (8,100,318)
Net investment income (loss)                                                           2,329
Net realized gain (loss)                                                            (130,024)
Realized gain distributions                                                          979,842
Net change in unrealized appreciation (depreciation)                                  15,737
                                                                            -----------------
Net assets                                                                  $      2,380,056
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.68         1,300   $     2,188         1.25%         11.5%
12/31/2016          1.51         1,857         2,803         1.25%          2.2%
12/31/2015          1.48         2,255         3,332         1.25%         -2.6%
12/31/2014          1.52         2,656         4,030         1.25%          0.3%
12/31/2013          1.51         2,501         3,785         1.25%         12.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.72           111   $       192         1.00%         11.8%
12/31/2016          1.54           189           291         1.00%          2.4%
12/31/2015          1.50           148           223         1.00%         -2.4%
12/31/2014          1.54           148           228         1.00%          0.5%
12/31/2013          1.53             0             0         1.00%         12.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.76             0   $         0         0.75%         12.1%
12/31/2016          1.57             0             0         0.75%          2.7%
12/31/2015          1.53             0             0         0.75%         -2.2%
12/31/2014          1.56             0             0         0.75%          0.8%
12/31/2013          1.55             0             0         0.75%         13.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80             0   $         0         0.50%         12.4%
12/31/2016          1.60             0             0         0.50%          2.9%
12/31/2015          1.55             0             0         0.50%         -1.9%
12/31/2014          1.58             0             0         0.50%          1.0%
12/31/2013          1.57             0             0         0.50%         13.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.84             0   $         0         0.25%         12.7%
12/31/2016          1.63             0             0         0.25%          3.2%
12/31/2015          1.58             0             0         0.25%         -1.7%
12/31/2014          1.61             0             0         0.25%          1.3%
12/31/2013          1.59             0             0         0.25%         13.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88             0   $         0         0.00%         12.9%
12/31/2016          1.66             0             0         0.00%          3.4%
12/31/2015          1.61           296           475         0.00%         -1.4%
12/31/2014          1.63           277           451         0.00%          1.5%
12/31/2013          1.60           270           433         0.00%         14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        0.6%
    2015        0.6%
    2014        2.0%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               BLACKROCK TOTAL RETURN FUND A CLASS - 09252M107

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,297,856  $      1,299,100          112,873
                                                      ================  ===============
Receivables: investments sold                 22,765
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,320,621
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,320,621       1,300,270  $          1.02
Band 100                                         --              --             1.02
Band 75                                          --              --             1.03
Band 50                                          --              --             1.04
Band 25                                          --              --             1.05
Band 0                                           --              --             1.05
                                    ---------------  --------------
 Total                              $     1,320,621       1,300,270
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          35,097
Mortality & expense charges                                                            (15,540)
                                                                             ------------------
Net investment income (loss)                                                            19,557
                                                                             ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (401)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    10,576
                                                                             ------------------
Net gain (loss)                                                                         10,175
                                                                             ------------------

Increase (decrease) in net assets from operations                            $          29,732
                                                                             ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         19,557   $         11,531
Net realized gain (loss)                                             (401)               169
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               10,576              2,456
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  29,732             14,156
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          282,717            407,744
Cost of units redeemed                                           (220,456)           (27,749)
Account charges                                                    (3,434)            (2,922)
                                                         -----------------  -----------------
Increase (decrease)                                                58,827            377,073
                                                         -----------------  -----------------
Net increase (decrease)                                            88,559            391,229
Net assets, beginning                                           1,232,062            840,833
                                                         -----------------  -----------------
Net assets, ending                                       $      1,320,621   $      1,232,062
                                                         =================  =================

Units sold                                                        294,909            409,484
Units redeemed                                                   (238,399)           (30,756)
                                                         -----------------  -----------------
Net increase (decrease)                                            56,510            378,728
Units outstanding, beginning                                    1,243,760            865,032
                                                         -----------------  -----------------
Units outstanding, ending                                       1,300,270          1,243,760
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $      1,565,613
Cost of units redeemed/account charges                                                (279,921)
Net investment income (loss)                                                            33,114
Net realized gain (loss)                                                                  (393)
Realized gain distributions                                                              3,452
Net change in unrealized appreciation (depreciation)                                    (1,244)
                                                                              -----------------
Net assets                                                                    $      1,320,621
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02         1,300   $     1,321         1.25%          2.5%
12/31/2016          0.99         1,244         1,232         1.25%          1.9%
12/31/2015          0.97           865           841         1.25%         -2.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%          2.8%
12/31/2016          1.00             0             0         1.00%          2.2%
12/31/2015          0.97             0             0         1.00%         -2.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.75%          3.0%
12/31/2016          1.00             0             0         0.75%          2.4%
12/31/2015          0.98             0             0         0.75%         -2.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.50%          3.3%
12/31/2016          1.01             0             0         0.50%          2.7%
12/31/2015          0.98             0             0         0.50%         -2.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.25%          3.6%
12/31/2016          1.01             0             0         0.25%          2.9%
12/31/2015          0.98             0             0         0.25%         -1.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.00%          3.8%
12/31/2016          1.02             0             0         0.00%          3.2%
12/31/2015          0.98             0             0         0.00%         -1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.7%
    2016        2.3%
    2015        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               BLACKROCK TOTAL RETURN FUND R CLASS - 09252M800

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       178,288  $        180,244           15,263
                                                      ================  ===============
Receivables: investments sold                    448
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       178,736
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       178,736         177,150  $         1.01
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.03
Band 25                                         --              --            1.04
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $       178,736         177,150
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $           3,598
Mortality & expense charges                                                              (1,735)
                                                                              ------------------
Net investment income (loss)                                                              1,863
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (30)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                      1,003
                                                                              ------------------
Net gain (loss)                                                                             973
                                                                              ------------------

Increase (decrease) in net assets from operations                             $           2,836
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          1,863   $            539
Net realized gain (loss)                                               (30)               177
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                 1,003             (2,959)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    2,836             (2,243)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            61,123            137,357
Cost of units redeemed                                                (487)           (19,845)
Account charges                                                         (5)                --
                                                          -----------------  -----------------
Increase (decrease)                                                 60,631            117,512
                                                          -----------------  -----------------
Net increase (decrease)                                             63,467            115,269
Net assets, beginning                                              115,269                 --
                                                          -----------------  -----------------
Net assets, ending                                        $        178,736   $        115,269
                                                          =================  =================

Units sold                                                          60,702            136,587
Units redeemed                                                        (496)           (19,643)
                                                          -----------------  -----------------
Net increase (decrease)                                             60,206            116,944
Units outstanding, beginning                                       116,944                 --
                                                          -----------------  -----------------
Units outstanding, ending                                          177,150            116,944
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        198,480
Cost of units redeemed/account charges                                                (20,337)
Net investment income (loss)                                                            2,402
Net realized gain (loss)                                                                  147
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (1,956)
                                                                             -----------------
Net assets                                                                   $        178,736
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01           177   $       179         1.25%          2.4%
12/31/2016          0.99           117           115         1.25%          1.7%
12/31/2015          0.97             0             0         1.25%         -3.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%          2.6%
12/31/2016          0.99             0             0         1.00%          1.9%
12/31/2015          0.97             0             0         1.00%         -2.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.75%          2.9%
12/31/2016          1.00             0             0         0.75%          2.2%
12/31/2015          0.97             0             0         0.75%         -2.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.50%          3.1%
12/31/2016          1.00             0             0         0.50%          2.4%
12/31/2015          0.98             0             0         0.50%         -2.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.25%          3.4%
12/31/2016          1.01             0             0         0.25%          2.7%
12/31/2015          0.98             0             0         0.25%         -2.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.00%          3.6%
12/31/2016          1.01             0             0         0.00%          2.9%
12/31/2015          0.98             0             0         0.00%         -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.4%
    2016        2.1%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       BLACKROCK HEALTH SCIENCES OPPORT. PORT. INST. CLASS - 091937540

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       241,416  $        226,089            4,302
                                                      ================  ===============
Receivables: investments sold                    145
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       241,561
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       241,561         203,875  $         1.18
Band 100                                        --              --            1.19
Band 75                                         --              --            1.20
Band 50                                         --              --            1.20
Band 25                                         --              --            1.21
Band 0                                          --              --            1.22
                                   ---------------  --------------
 Total                             $       241,561         203,875
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             96
Mortality & expense charges                                                            (1,929)
                                                                             -----------------
Net investment income (loss)                                                           (1,833)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,386
Realized gain distributions                                                             8,285
Net change in unrealized appreciation (depreciation)                                   15,185
                                                                             -----------------
Net gain (loss)                                                                        27,856
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         26,023
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (1,833)  $           (100)
Net realized gain (loss)                                             4,386                (16)
Realized gain distributions                                          8,285                881
Net change in unrealized appreciation (depreciation)                15,185                142
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   26,023                907
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           281,242            112,891
Cost of units redeemed                                            (133,323)           (46,170)
Account charges                                                         (9)                --
                                                          -----------------  -----------------
Increase (decrease)                                                147,910             66,721
                                                          -----------------  -----------------
Net increase (decrease)                                            173,933             67,628
Net assets, beginning                                               67,628                 --
                                                          -----------------  -----------------
Net assets, ending                                        $        241,561   $         67,628
                                                          =================  =================

Units sold                                                         250,446            119,606
Units redeemed                                                    (117,120)           (49,057)
                                                          -----------------  -----------------
Net increase (decrease)                                            133,326             70,549
Units outstanding, beginning                                        70,549                 --
                                                          -----------------  -----------------
Units outstanding, ending                                          203,875             70,549
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        394,133
Cost of units redeemed/account charges                                               (179,502)
Net investment income (loss)                                                           (1,933)
Net realized gain (loss)                                                                4,370
Realized gain distributions                                                             9,166
Net change in unrealized appreciation (depreciation)                                   15,327
                                                                             -----------------
Net assets                                                                   $        241,561
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18           204   $       242         1.25%         23.6%
12/31/2016          0.96            71            68         1.25%         -7.0%
12/31/2015          1.03             0             0         1.25%          3.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         1.00%         23.9%
12/31/2016          0.96             0             0         1.00%         -6.7%
12/31/2015          1.03             0             0         1.00%          3.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%         24.2%
12/31/2016          0.96             0             0         0.75%         -6.5%
12/31/2015          1.03             0             0         0.75%          3.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.50%         24.5%
12/31/2016          0.97             0             0         0.50%         -6.3%
12/31/2015          1.03             0             0         0.50%          3.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.25%         24.8%
12/31/2016          0.97             0             0         0.25%         -6.0%
12/31/2015          1.03             0             0         0.25%          3.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.00%         25.2%
12/31/2016          0.97             0             0         0.00%         -5.8%
12/31/2015          1.03             0             0         0.00%          3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.1%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORT. R CLASS - 091936815

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        24,610  $        23,840               467
                                                       ===============   ===============
Receivables: investments sold                       1
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        24,611
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       13,730          11,736  $          1.17
Band 100                                    10,881           9,252             1.18
Band 75                                         --              --             1.18
Band 50                                         --              --             1.19
Band 25                                         --              --             1.19
Band 0                                          --              --             1.20
                                    --------------  --------------
 Total                              $       24,611          20,988
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                               (135)
                                                                              -----------------
Net investment income (loss)                                                              (135)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    48
Realized gain distributions                                                                856
Net change in unrealized appreciation (depreciation)                                     1,477
                                                                              -----------------
Net gain (loss)                                                                          2,381
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          2,246
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED       PERIOD ENDED
                                                             DECEMBER 31,       DECEMBER 31,
                                                                 2017*              2016*
                                                           -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $           (135)  $             (32)
Net realized gain (loss)                                                 48                  (1)
Realized gain distributions                                             856                 221
Net change in unrealized appreciation (depreciation)                  1,477                (707)
                                                           -----------------  ------------------
Increase (decrease) in net assets from operations                     2,246                (519)
                                                           -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                             13,614               9,712
Cost of units redeemed                                                 (442)                 --
Account charges                                                          --                  --
                                                           -----------------  ------------------
Increase (decrease)                                                  13,172               9,712
                                                           -----------------  ------------------
Net increase (decrease)                                              15,418               9,193
Net assets, beginning                                                 9,193                  --
                                                           -----------------  ------------------
Net assets, ending                                         $         24,611   $           9,193
                                                           =================  ==================

Units sold                                                           11,736               9,628
Units redeemed                                                         (376)                 --
                                                           -----------------  ------------------
Net increase (decrease)                                              11,360               9,628
Units outstanding, beginning                                          9,628                  --
                                                           -----------------  ------------------
Units outstanding, ending                                            20,988               9,628
                                                           =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $         23,326
Cost of units redeemed/account charges                                                    (442)
Net investment income (loss)                                                              (167)
Net realized gain (loss)                                                                    47
Realized gain distributions                                                              1,077
Net change in unrealized appreciation (depreciation)                                       770
                                                                              -----------------
Net assets                                                                    $         24,611
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17            12   $        14         1.25%         22.9%
12/31/2016          0.95             0             0         1.25%         -7.5%
12/31/2015          1.03             0             0         1.25%          3.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             9   $        11         1.00%         23.2%
12/31/2016          0.95            10             9         1.00%         -7.3%
12/31/2015          1.03             0             0         1.00%          3.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.75%         23.5%
12/31/2016          0.96             0             0         0.75%         -7.1%
12/31/2015          1.03             0             0         0.75%          3.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.50%         23.8%
12/31/2016          0.96             0             0         0.50%         -6.8%
12/31/2015          1.03             0             0         0.50%          3.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.25%         24.1%
12/31/2016          0.96             0             0         0.25%         -6.6%
12/31/2015          1.03             0             0         0.25%          3.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.00%         24.4%
12/31/2016          0.97             0             0         0.00%         -6.4%
12/31/2015          1.03             0             0         0.00%          3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        BLACKROCK HIGH YIELD BOND PORTFOLIO SERVICE CLASS - 091929646

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $           539  $           522               69
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $           539
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           539             463  $         1.16
Band 100                                        --              --            1.17
Band 75                                         --              --            1.18
Band 50                                         --              --            1.18
Band 25                                         --              --            1.19
Band 0                                          --              --            1.19
                                   ---------------  --------------
 Total                             $           539             463
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             25
Mortality & expense charges                                                               (6)
                                                                            -----------------
Net investment income (loss)                                                              19
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                       7
                                                                            -----------------
Net gain (loss)                                                                            7
                                                                            -----------------

Increase (decrease) in net assets from operations                           $             26
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             19   $              9
Net realized gain (loss)                                               --                 10
Realized gain distributions                                            --                  1
Net change in unrealized appreciation (depreciation)                    7                 10
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations                      26                 30
                                                         ----------------   -----------------

Contract owner transactions:
Proceeds from units sold                                              149                645
Cost of units redeemed                                                 --               (311)
Account charges                                                        --                 --
                                                         ----------------   -----------------
Increase (decrease)                                                   149                334
                                                         ----------------   -----------------
Net increase (decrease)                                               175                364
Net assets, beginning                                                 364                 --
                                                         ----------------   -----------------
Net assets, ending                                       $            539   $            364
                                                         ================   =================

Units sold                                                            130                622
Units redeemed                                                         --               (289)
                                                         ----------------   -----------------
Net increase (decrease)                                               130                333
Units outstanding, beginning                                          333                 --
                                                         ----------------   -----------------
Units outstanding, ending                                             463                333
                                                         ================   =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $            794
Cost of units redeemed/account charges                                                    (311)
Net investment income (loss)                                                                28
Net realized gain (loss)                                                                    10
Realized gain distributions                                                                  1
Net change in unrealized appreciation (depreciation)                                        17
                                                                              -----------------
Net assets                                                                    $            539
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         1         1.25%          6.6%
12/31/2016          1.09             0             0         1.25%         12.2%
12/31/2015          0.97             0             0         1.25%         -2.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         1.00%          6.8%
12/31/2016          1.10             0             0         1.00%         12.5%
12/31/2015          0.97             0             0         1.00%         -2.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.75%          7.1%
12/31/2016          1.10             0             0         0.75%         12.8%
12/31/2015          0.97             0             0         0.75%         -2.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.50%          7.3%
12/31/2016          1.10             0             0         0.50%         13.0%
12/31/2015          0.97             0             0         0.50%         -2.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.25%          7.6%
12/31/2016          1.10             0             0         0.25%         13.3%
12/31/2015          0.97             0             0         0.25%         -2.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.00%          7.9%
12/31/2016          1.11             0             0         0.00%         13.6%
12/31/2015          0.97             0             0         0.00%         -2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.5%
    2016        6.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           BLACKROCK HIGH YIELD BOND PORTFOLIO R CLASS - 09256H500

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $           875   $           876              111
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (2)
                                     ----------------
Net assets                           $           873
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           873             756  $         1.16
Band 100                                        --              --            1.16
Band 75                                         --              --            1.17
Band 50                                         --              --            1.17
Band 25                                         --              --            1.18
Band 0                                          --              --            1.19
                                   ---------------  --------------
 Total                             $           873             756
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             18
Mortality & expense charges                                                                (4)
                                                                             -----------------
Net investment income (loss)                                                               14
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                   --
Realized gain distributions                                                                 1
Net change in unrealized appreciation (depreciation)                                       (1)
                                                                             -----------------
Net gain (loss)                                                                            --
                                                                             -----------------

Increase (decrease) in net assets from operations                            $             14
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             14   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                             1                 --
Net change in unrealized appreciation (depreciation)                   (1)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                      14                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                              864                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        (5)                --
                                                         -----------------  ----------------
Increase (decrease)                                                   859                 --
                                                         -----------------  ----------------
Net increase (decrease)                                               873                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $            873   $             --
                                                         =================  ================

Units sold                                                            761                 --
Units redeemed                                                         (5)                --
                                                         -----------------  ----------------
Net increase (decrease)                                               756                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                             756                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $            864
Cost of units redeemed/account charges                                                     (5)
Net investment income (loss)                                                               14
Net realized gain (loss)                                                                   --
Realized gain distributions                                                                 1
Net change in unrealized appreciation (depreciation)                                       (1)
                                                                             -----------------
Net assets                                                                   $            873
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             1   $         1         1.25%          6.2%
12/31/2016          1.09             0             0         1.25%         11.8%
12/31/2015          0.97             0             0         1.25%         -2.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         1.00%          6.5%
12/31/2016          1.09             0             0         1.00%         12.1%
12/31/2015          0.97             0             0         1.00%         -2.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.75%          6.7%
12/31/2016          1.09             0             0         0.75%         12.4%
12/31/2015          0.97             0             0         0.75%         -2.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.50%          7.0%
12/31/2016          1.10             0             0         0.50%         12.6%
12/31/2015          0.97             0             0         0.50%         -2.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.25%          7.3%
12/31/2016          1.10             0             0         0.25%         12.9%
12/31/2015          0.97             0             0         0.25%         -2.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.00%          7.5%
12/31/2016          1.10             0             0         0.00%         13.2%
12/31/2015          0.97             0             0         0.00%         -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.1%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     BLACKROCK GLOBAL DIVIDEND PORTFOLIO K CLASS - 09257E712 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.20
Band 100                                        --              --            1.20
Band 75                                         --              --            1.20
Band 50                                         --              --            1.21
Band 25                                         --              --            1.21
Band 0                                          --              --            1.21
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.25%         18.5%
12/31/2016          1.01             0             0         1.25%          1.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%         18.8%
12/31/2016          1.01             0             0         1.00%          1.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%         19.1%
12/31/2016          1.01             0             0         0.75%          1.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%         19.3%
12/31/2016          1.01             0             0         0.50%          1.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.25%         19.6%
12/31/2016          1.01             0             0         0.25%          1.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.00%         19.9%
12/31/2016          1.01             0             0         0.00%          1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO K CL. - 09258N752

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         17,607  $        17,655              314
                                                       ===============  ===============
Receivables: investments sold                      48
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         17,655
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       17,655          14,152  $          1.25
Band 100                                        --              --             1.25
Band 75                                         --              --             1.25
Band 50                                         --              --             1.26
Band 25                                         --              --             1.26
Band 0                                          --              --             1.26
                                    --------------  --------------
 Total                              $       17,655          14,152
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                               (5)
                                                                            -----------------
Net investment income (loss)                                                              (5)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                     (48)
                                                                            -----------------
Net gain (loss)                                                                          (48)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $            (53)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             (5)  $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  (48)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     (53)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           31,142                 --
Cost of units redeemed                                            (13,434)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                17,708                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            17,655                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         17,655   $             --
                                                         =================  ================

Units sold                                                         24,906                 --
Units redeemed                                                    (10,754)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            14,152                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          14,152                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $         31,142
Cost of units redeemed/account charges                                               (13,434)
Net investment income (loss)                                                              (5)
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                     (48)
                                                                            -----------------
Net assets                                                                  $         17,655
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25            14   $        18         1.25%         23.8%
12/31/2016          1.01             0             0         1.25%          0.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         1.00%         24.1%
12/31/2016          1.01             0             0         1.00%          0.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.75%         24.4%
12/31/2016          1.01             0             0         0.75%          0.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         0.50%         24.7%
12/31/2016          1.01             0             0         0.50%          0.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         0.25%         25.0%
12/31/2016          1.01             0             0         0.25%          0.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         0.00%         25.3%
12/31/2016          1.01             0             0         0.00%          0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     BLACKROCK LIFEPATH INDEX 2020 FUND K CLASS - 066923863 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.11
Band 100                                        --              --            1.11
Band 75                                         --              --            1.11
Band 50                                         --              --            1.11
Band 25                                         --              --            1.12
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.25%         10.9%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%         11.2%
12/31/2016          1.00             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.75%         11.5%
12/31/2016          1.00             0             0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.50%         11.8%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.25%         12.1%
12/31/2016          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.00%         12.3%
12/31/2016          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     BLACKROCK LIFEPATH INDEX 2025 FUND K CLASS - 066923830 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.13
Band 100                                        --              --            1.13
Band 75                                         --              --            1.13
Band 50                                         --              --            1.13
Band 25                                         --              --            1.14
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         1.25%         13.0%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         1.00%         13.3%
12/31/2016          1.00             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.75%         13.6%
12/31/2016          1.00             0             0         0.75%         -0.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.50%         13.9%
12/31/2016          1.00             0             0         0.50%         -0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.25%         14.1%
12/31/2016          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.00%         14.4%
12/31/2016          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     BLACKROCK LIFEPATH INDEX 2030 FUND K CLASS - 066923798 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.14
Band 100                                        --              --            1.15
Band 75                                         --              --            1.15
Band 50                                         --              --            1.15
Band 25                                         --              --            1.16
Band 0                                          --              --            1.16
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         1.25%         14.9%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         1.00%         15.2%
12/31/2016          1.00             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.75%         15.5%
12/31/2016          1.00             0             0         0.75%         -0.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.50%         15.8%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.25%         16.1%
12/31/2016          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.00%         16.4%
12/31/2016          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     BLACKROCK LIFEPATH INDEX 2035 FUND K CLASS - 066923764 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.16
Band 100                                        --              --            1.17
Band 75                                         --              --            1.17
Band 50                                         --              --            1.17
Band 25                                         --              --            1.18
Band 0                                          --              --            1.18
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         1.25%         16.8%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         1.00%         17.1%
12/31/2016          1.00             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.75%         17.4%
12/31/2016          1.00             0             0         0.75%         -0.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.50%         17.7%
12/31/2016          1.00             0             0         0.50%         -0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.25%         18.0%
12/31/2016          1.00             0             0         0.25%         -0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.00%         18.3%
12/31/2016          1.00             0             0         0.00%         -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     BLACKROCK LIFEPATH INDEX 2040 FUND K CLASS - 066923731 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.18
Band 100                                        --              --            1.18
Band 75                                         --              --            1.19
Band 50                                         --              --            1.19
Band 25                                         --              --            1.19
Band 0                                          --              --            1.19
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         1.25%         18.5%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         1.00%         18.8%
12/31/2016          1.00             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.75%         19.1%
12/31/2016          1.00             0             0         0.75%         -0.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.50%         19.4%
12/31/2016          1.00             0             0         0.50%         -0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.25%         19.6%
12/31/2016          1.00             0             0         0.25%         -0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.00%         19.9%
12/31/2016          1.00             0             0         0.00%         -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     BLACKROCK LIFEPATH INDEX 2045 FUND K CLASS - 066923699 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.19
Band 100                                        --              --            1.19
Band 75                                         --              --            1.20
Band 50                                         --              --            1.20
Band 25                                         --              --            1.20
Band 0                                          --              --            1.21
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         1.25%         19.6%
12/31/2016          1.00             0             0         1.25%         -0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         1.00%         19.9%
12/31/2016          1.00             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%         20.2%
12/31/2016          1.00             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.50%         20.5%
12/31/2016          1.00             0             0         0.50%         -0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.25%         20.8%
12/31/2016          1.00             0             0         0.25%         -0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.00%         21.1%
12/31/2016          1.00             0             0         0.00%         -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     BLACKROCK LIFEPATH INDEX 2050 FUND K CLASS - 066923665 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.19
Band 100                                        --              --            1.20
Band 75                                         --              --            1.20
Band 50                                         --              --            1.20
Band 25                                         --              --            1.21
Band 0                                          --              --            1.21
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         1.25%         19.9%
12/31/2016          1.00             0             0         1.25%         -0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%         20.2%
12/31/2016          1.00             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%         20.5%
12/31/2016          1.00             0             0         0.75%         -0.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.50%         20.8%
12/31/2016          1.00             0             0         0.50%         -0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.25%         21.1%
12/31/2016          1.00             0             0         0.25%         -0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.00%         21.4%
12/31/2016          1.00             0             0         0.00%         -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     BLACKROCK LIFEPATH INDEX 2055 FUND K CLASS - 066923632 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.19
Band 100                                        --              --            1.20
Band 75                                         --              --            1.20
Band 50                                         --              --            1.20
Band 25                                         --              --            1.21
Band 0                                          --              --            1.21
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         1.25%         20.0%
12/31/2016          0.99             0             0         1.25%         -0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%         20.3%
12/31/2016          1.00             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%         20.6%
12/31/2016          1.00             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.50%         20.9%
12/31/2016          1.00             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.25%         21.2%
12/31/2016          1.00             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.00%         21.5%
12/31/2016          1.00             0             0         0.00%         -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     BLACKROCK LIFEPATH INDEX 2060 FUND K CLASS - 066923442 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.19
Band 100                                        --              --            1.20
Band 75                                         --              --            1.20
Band 50                                         --              --            1.20
Band 25                                         --              --            1.21
Band 0                                          --              --            1.21
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         1.25%         20.0%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%         20.3%
12/31/2016          0.99             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%         20.6%
12/31/2016          0.99             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.50%         20.9%
12/31/2016          0.99             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.25%         21.2%
12/31/2016          1.00             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.00%         21.5%
12/31/2016          1.00             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    BLACKROCK LIFEPATH INDEX RETIREMENT FUND K CLASS - 066923806 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.09
Band 100                                        --              --            1.09
Band 75                                         --              --            1.10
Band 50                                         --              --            1.10
Band 25                                         --              --            1.10
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.25%          9.4%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.00%          9.7%
12/31/2016          1.00             0             0         1.00%         -0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.75%          9.9%
12/31/2016          1.00             0             0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.50%         10.2%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.25%         10.5%
12/31/2016          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.00%         10.8%
12/31/2016          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               BLACKROCK TOTAL RETURN FUND K CLASS - 09252M743

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       609,680  $        609,727           52,184
                                                      ================  ===============
Receivables: investments sold                    882
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       610,562
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       610,562         591,820  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.04
Band 50                                         --              --            1.04
Band 25                                         --              --            1.04
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $       610,562         591,820
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $           2,649
Mortality & expense charges                                                                (943)
                                                                              ------------------
Net investment income (loss)                                                              1,706
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (94)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                        (47)
                                                                              ------------------
Net gain (loss)                                                                            (141)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $           1,565
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,706   $             --
Net realized gain (loss)                                              (94)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  (47)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   1,565                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,187,458                 --
Cost of units redeemed                                           (577,820)                --
Account charges                                                      (641)                --
                                                         -----------------  ----------------
Increase (decrease)                                               608,997                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           610,562                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        610,562   $             --
                                                         =================  ================

Units sold                                                      1,154,550                 --
Units redeemed                                                   (562,730)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           591,820                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         591,820                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $       1,187,458
Cost of units redeemed/account charges                                                 (578,461)
Net investment income (loss)                                                              1,706
Net realized gain (loss)                                                                    (94)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                        (47)
                                                                              ------------------
Net assets                                                                    $         610,562
                                                                              ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03           592   $       611         1.25%          3.0%
12/31/2016          1.00             0             0         1.25%          0.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.00%          3.3%
12/31/2016          1.00             0             0         1.00%          0.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.75%          3.5%
12/31/2016          1.00             0             0         0.75%          0.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.50%          3.8%
12/31/2016          1.00             0             0         0.50%          0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.25%          4.1%
12/31/2016          1.00             0             0         0.25%          0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.00%          4.3%
12/31/2016          1.00             0             0         0.00%          0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       BLACKROCK EQUITY DIVIDEND FUND K CLASS - 09251M801 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.10
Band 100                                        --              --            1.10
Band 75                                         --              --            1.10
Band 50                                         --              --            1.10
Band 25                                         --              --            1.10
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         1.25%          9.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         1.00%          9.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.75%          9.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.50%          9.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.25%         10.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.00%         10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              BLACKROCK GLOBAL ALLOCATION FUND K CLASS - 09258N778

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,205,295  $      1,238,290           60,911
                                                      ================  ===============
Receivables: investments sold                    762
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,206,057
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,206,057       1,151,758  $          1.05
Band 100                                         --              --             1.05
Band 75                                          --              --             1.05
Band 50                                          --              --             1.05
Band 25                                          --              --             1.05
Band 0                                           --              --             1.05
                                    ---------------  --------------
 Total                              $     1,206,057       1,151,758
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $          13,405
Mortality & expense charges                                                               (3,009)
                                                                               ------------------
Net investment income (loss)                                                              10,396
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (5)
Realized gain distributions                                                               40,986
Net change in unrealized appreciation (depreciation)                                     (32,995)
                                                                               ------------------
Net gain (loss)                                                                            7,986
                                                                               ------------------

Increase (decrease) in net assets from operations                              $          18,382
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         10,396   $             --
Net realized gain (loss)                                               (5)                --
Realized gain distributions                                        40,986                 --
Net change in unrealized appreciation (depreciation)              (32,995)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  18,382                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,243,780                 --
Cost of units redeemed                                            (55,856)                --
Account charges                                                      (249)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,187,675                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,206,057                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,206,057   $             --
                                                         =================  ================

Units sold                                                      1,206,117                 --
Units redeemed                                                    (54,359)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,151,758                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,151,758                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $       1,243,780
Cost of units redeemed/account charges                                                   (56,105)
Net investment income (loss)                                                              10,396
Net realized gain (loss)                                                                      (5)
Realized gain distributions                                                               40,986
Net change in unrealized appreciation (depreciation)                                     (32,995)
                                                                               ------------------
Net assets                                                                     $       1,206,057
                                                                               ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05         1,152   $     1,206         1.25%          4.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         1.00%          4.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.75%          5.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.50%          5.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.25%          5.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.00%          5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO INST. CLASS - 091928861 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.25%         -0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.00%         -0.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.50%         -0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO K CLASS - 09258N604 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.25%         -0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.00%         -0.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.75%         -0.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.50%         -0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.00%         -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO R CLASS - 09256H864 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.25%         -0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.00%         -0.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       BLACKROCK MULTI-ASSET INCOME FUND A CLASS - 09256H351 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.04
Band 0                                          --              --            1.04
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.25%          3.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.00%          3.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.75%          3.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.50%          3.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.25%          3.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.00%          3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       BLACKROCK MULTI-ASSET INCOME FUND K CLASS - 09257E662 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.04
Band 25                                         --              --            1.04
Band 0                                          --              --            1.04
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.25%          3.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.00%          3.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.75%          3.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.50%          3.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.25%          3.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.00%          3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 BLACKROCK STRATEGIC INCOME OPPORTUNITIES PORT. A CLASS - 09256H310 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.25%          1.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%          1.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.75%          1.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.50%          1.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.25%          2.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.00%          2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 BLACKROCK STRATEGIC INCOME OPPORTUNITIES PORT. K CLASS - 09257E787 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.25%          1.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%          2.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.75%          2.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.50%          2.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.25%          2.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.00%          2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 BLACKROCK ADVISOR SMALL CAP GROWTH EQUITY PORT INSTITUTIONAL CLASS - 091928101

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         23,977  $        23,499            1,224
                                                       ===============  ===============
Receivables: investments sold                      17
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         23,994
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  ---------------
Band 125                            $       23,994            8,067  $          2.97
Band 100                                        --               --             3.04
Band 75                                         --               --             3.11
Band 50                                         --               --             3.17
Band 25                                         --               --             3.24
Band 0                                          --               --             3.31
                                    --------------  ---------------
 Total                              $       23,994            8,067
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            100
Mortality & expense charges                                                              (296)
                                                                             -----------------
Net investment income (loss)                                                             (196)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  666
Realized gain distributions                                                             2,362
Net change in unrealized appreciation (depreciation)                                       82
                                                                             -----------------
Net gain (loss)                                                                         3,110
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          2,914
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (196)  $           (402)
Net realized gain (loss)                                              666            (34,678)
Realized gain distributions                                         2,362                 --
Net change in unrealized appreciation (depreciation)                   82             28,060
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   2,914             (7,020)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            7,058              4,348
Cost of units redeemed                                             (8,552)           (92,322)
Account charges                                                       (59)                (8)
                                                         -----------------  -----------------
Increase (decrease)                                                (1,553)           (87,982)
                                                         -----------------  -----------------
Net increase (decrease)                                             1,361            (95,002)
Net assets, beginning                                              22,633            117,635
                                                         -----------------  -----------------
Net assets, ending                                       $         23,994   $         22,633
                                                         =================  =================

Units sold                                                          2,566              1,845
Units redeemed                                                     (3,132)           (43,484)
                                                         -----------------  -----------------
Net increase (decrease)                                              (566)           (41,639)
Units outstanding, beginning                                        8,633             50,272
                                                         -----------------  -----------------
Units outstanding, ending                                           8,067              8,633
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     3,321,661
Cost of units redeemed/account charges                                           (3,981,591)
Net investment income (loss)                                                        (47,032)
Net realized gain (loss)                                                            162,227
Realized gain distributions                                                         568,251
Net change in unrealized appreciation (depreciation)                                    478
                                                                            ----------------
Net assets                                                                  $        23,994
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.97             8   $        24         1.25%         13.4%
12/31/2016          2.62             9            23         1.25%         12.0%
12/31/2015          2.34            50           118         1.25%         -4.8%
12/31/2014          2.46            58           143         1.25%          0.8%
12/31/2013          2.44           461         1,124         1.25%         43.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.04             0   $         0         1.00%         13.7%
12/31/2016          2.67             0             0         1.00%         12.3%
12/31/2015          2.38             0             0         1.00%         -4.6%
12/31/2014          2.49             0             0         1.00%          1.1%
12/31/2013          2.47             0             0         1.00%         43.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.11             0   $         0         0.75%         14.0%
12/31/2016          2.72             0             0         0.75%         12.6%
12/31/2015          2.42             0             0         0.75%         -4.3%
12/31/2014          2.53             0             0         0.75%          1.4%
12/31/2013          2.49             0             0         0.75%         44.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.17             0   $         0         0.50%         14.3%
12/31/2016          2.78             0             0         0.50%         12.9%
12/31/2015          2.46             0             0         0.50%         -4.1%
12/31/2014          2.56             0             0         0.50%          1.6%
12/31/2013          2.52             0             0         0.50%         44.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.24             0   $         0         0.25%         14.6%
12/31/2016          2.83             0             0         0.25%         13.2%
12/31/2015          2.50             0             0         0.25%         -3.8%
12/31/2014          2.60             0             0         0.25%          1.9%
12/31/2013          2.55             0             0         0.25%         45.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.31             0   $         0         0.00%         14.9%
12/31/2016          2.89             0             0         0.00%         13.4%
12/31/2015          2.54             0             0         0.00%         -3.6%
12/31/2014          2.64             0             0         0.00%          2.1%
12/31/2013          2.58             0             0         0.00%         45.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          BMO SMALL-CAP VALUE FUND A CLASS - 09658W709 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.21
Band 100                                        --              --            1.21
Band 75                                         --              --            1.22
Band 50                                         --              --            1.23
Band 25                                         --              --            1.24
Band 0                                          --              --            1.25
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/17/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         1.25%          7.6%
12/31/2016          1.12             0             0         1.25%         21.4%
12/31/2015          0.92             0             0         1.25%         -7.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         1.00%          7.8%
12/31/2016          1.13             0             0         1.00%         21.7%
12/31/2015          0.93             0             0         1.00%         -7.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.75%          8.1%
12/31/2016          1.13             0             0         0.75%         22.0%
12/31/2015          0.93             0             0         0.75%         -7.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.50%          8.4%
12/31/2016          1.14             0             0         0.50%         22.3%
12/31/2015          0.93             0             0         0.50%         -7.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.25%          8.6%
12/31/2016          1.14             0             0         0.25%         22.6%
12/31/2015          0.93             0             0         0.25%         -7.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.00%          8.9%
12/31/2016          1.15             0             0         0.00%         22.9%
12/31/2015          0.93             0             0         0.00%         -6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           BMO MID-CAP VALUE FUND R3 CLASS - 09658V446 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.26
Band 100                                        --              --            1.27
Band 75                                         --              --            1.27
Band 50                                         --              --            1.28
Band 25                                         --              --            1.29
Band 0                                          --              --            1.30
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         1.25%         12.7%
12/31/2016          1.12             0             0         1.25%         15.3%
12/31/2015          0.97             0             0         1.25%         -3.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         1.00%         13.0%
12/31/2016          1.12             0             0         1.00%         15.6%
12/31/2015          0.97             0             0         1.00%         -2.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.75%         13.3%
12/31/2016          1.13             0             0         0.75%         15.9%
12/31/2015          0.97             0             0         0.75%         -2.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.50%         13.6%
12/31/2016          1.13             0             0         0.50%         16.2%
12/31/2015          0.97             0             0         0.50%         -2.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.25%         13.8%
12/31/2016          1.13             0             0         0.25%         16.5%
12/31/2015          0.97             0             0         0.25%         -2.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.00%         14.1%
12/31/2016          1.13             0             0         0.00%         16.8%
12/31/2015          0.97             0             0         0.00%         -2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          BMO SMALL-CAP VALUE FUND R3 CLASS - 09658V396 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.26
Band 100                                        --              --            1.27
Band 75                                         --              --            1.27
Band 50                                         --              --            1.28
Band 25                                         --              --            1.29
Band 0                                          --              --            1.29
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         1.25%          7.3%
12/31/2016          1.17             0             0         1.25%         21.1%
12/31/2015          0.97             0             0         1.25%         -3.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         1.00%          7.6%
12/31/2016          1.18             0             0         1.00%         21.4%
12/31/2015          0.97             0             0         1.00%         -3.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.75%          7.9%
12/31/2016          1.18             0             0         0.75%         21.7%
12/31/2015          0.97             0             0         0.75%         -3.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.50%          8.1%
12/31/2016          1.18             0             0         0.50%         22.0%
12/31/2015          0.97             0             0         0.50%         -3.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.25%          8.4%
12/31/2016          1.19             0             0         0.25%         22.3%
12/31/2015          0.97             0             0         0.25%         -3.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.00%          8.7%
12/31/2016          1.19             0             0         0.00%         22.6%
12/31/2015          0.97             0             0         0.00%         -3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             BMO AGGRESSIVE ALLOCATION FUND R6 CLASS - 09658L265

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,398,739  $      1,477,978          148,061
                                                      ================  ===============
Receivables: investments sold                    445
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,399,184
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,399,184       1,167,245  $          1.20
Band 100                                         --              --             1.20
Band 75                                          --              --             1.21
Band 50                                          --              --             1.21
Band 25                                          --              --             1.21
Band 0                                           --              --             1.21
                                    ---------------  --------------
 Total                              $     1,399,184       1,167,245
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         29,631
Mortality & expense charges                                                            (6,848)
                                                                             -----------------
Net investment income (loss)                                                           22,783
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,380
Realized gain distributions                                                           146,062
Net change in unrealized appreciation (depreciation)                                  (79,239)
                                                                             -----------------
Net gain (loss)                                                                        73,203
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         95,986
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         22,783   $             --
Net realized gain (loss)                                            6,380                 --
Realized gain distributions                                       146,062                 --
Net change in unrealized appreciation (depreciation)              (79,239)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  95,986                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,522,470                 --
Cost of units redeemed                                           (218,692)                --
Account charges                                                      (580)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,303,198                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,399,184                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,399,184   $             --
                                                         =================  ================

Units sold                                                      1,358,000                 --
Units redeemed                                                   (190,755)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,167,245                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,167,245                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,522,470
Cost of units redeemed/account charges                                               (219,272)
Net investment income (loss)                                                           22,783
Net realized gain (loss)                                                                6,380
Realized gain distributions                                                           146,062
Net change in unrealized appreciation (depreciation)                                  (79,239)
                                                                             -----------------
Net assets                                                                   $      1,399,184
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20         1,167   $     1,399         1.25%         20.6%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%         20.9%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.75%         21.2%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%         21.5%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.25%         21.8%
12/31/2016          0.99             0             0         0.25%         -0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.00%         22.1%
12/31/2016          0.99             0             0         0.00%         -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              BMO BALANCED ALLOCATION FUND R6 CLASS - 09658L224

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        224,739  $       241,584           24,650
                                                       ===============  ===============
Receivables: investments sold                      69
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        224,808
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       224,808         198,938  $         1.13
Band 100                                        --              --            1.13
Band 75                                         --              --            1.14
Band 50                                         --              --            1.14
Band 25                                         --              --            1.14
Band 0                                          --              --            1.15
                                   ---------------  --------------
 Total                             $       224,808         198,938
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $           4,841
Mortality & expense charges                                                                 (557)
                                                                               ------------------
Net investment income (loss)                                                               4,284
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                               17,888
Net change in unrealized appreciation (depreciation)                                     (16,845)
                                                                               ------------------
Net gain (loss)                                                                            1,042
                                                                               ------------------

Increase (decrease) in net assets from operations                              $           5,326
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,284   $             --
Net realized gain (loss)                                               (1)                --
Realized gain distributions                                        17,888                 --
Net change in unrealized appreciation (depreciation)              (16,845)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   5,326                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          219,482                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                               219,482                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           224,808                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        224,808   $             --
                                                         =================  ================

Units sold                                                        198,938                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           198,938                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         198,938                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $         219,482
Cost of units redeemed/account charges                                                        --
Net investment income (loss)                                                               4,284
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                               17,888
Net change in unrealized appreciation (depreciation)                                     (16,845)
                                                                               ------------------
Net assets                                                                     $         224,808
                                                                               ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13           199   $       225         1.25%         13.5%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         1.00%         13.8%
12/31/2016          1.00             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.75%         14.1%
12/31/2016          1.00             0             0         0.75%         -0.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.50%         14.4%
12/31/2016          1.00             0             0         0.50%         -0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.25%         14.6%
12/31/2016          1.00             0             0         0.25%         -0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.00%         14.9%
12/31/2016          1.00             0             0         0.00%         -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            BMO CONSERVATIVE ALLOCATION FUND R6 CLASS - 09658L315

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         58,595  $        66,839            6,785
                                                       ===============  ===============
Receivables: investments sold                      32
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         58,627
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       58,627          55,286  $          1.06
Band 100                                        --              --             1.06
Band 75                                         --              --             1.07
Band 50                                         --              --             1.07
Band 25                                         --              --             1.07
Band 0                                          --              --             1.07
                                    --------------  --------------
 Total                              $       58,627          55,286
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $           2,538
Mortality & expense charges                                                                 (129)
                                                                               ------------------
Net investment income (loss)                                                               2,409
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (2)
Realized gain distributions                                                                6,460
Net change in unrealized appreciation (depreciation)                                      (8,244)
                                                                               ------------------
Net gain (loss)                                                                           (1,786)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $             623
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,409   $             --
Net realized gain (loss)                                               (2)                --
Realized gain distributions                                         6,460                 --
Net change in unrealized appreciation (depreciation)               (8,244)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     623                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           58,004                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                58,004                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            58,627                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         58,627   $             --
                                                         =================  ================

Units sold                                                         55,286                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            55,286                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          55,286                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $          58,004
Cost of units redeemed/account charges                                                        --
Net investment income (loss)                                                               2,409
Net realized gain (loss)                                                                      (2)
Realized gain distributions                                                                6,460
Net change in unrealized appreciation (depreciation)                                      (8,244)
                                                                               ------------------
Net assets                                                                     $          58,627
                                                                               ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06            55   $        59         1.25%          6.2%
12/31/2016          1.00             0             0         1.25%         -0.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         1.00%          6.4%
12/31/2016          1.00             0             0         1.00%         -0.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.75%          6.7%
12/31/2016          1.00             0             0         0.75%         -0.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.50%          7.0%
12/31/2016          1.00             0             0         0.50%         -0.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.25%          7.2%
12/31/2016          1.00             0             0         0.25%          0.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.00%          7.5%
12/31/2016          1.00             0             0         0.00%          0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        8.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         BMO GROWTH ALLOCATION FUND R6 CLASS - 09658L398 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.17
Band 100                                        --              --            1.17
Band 75                                         --              --            1.17
Band 50                                         --              --            1.18
Band 25                                         --              --            1.18
Band 0                                          --              --            1.18
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         1.25%         17.3%
12/31/2016          0.99             0             0         1.25%         -0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         1.00%         17.6%
12/31/2016          0.99             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.75%         17.9%
12/31/2016          0.99             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.50%         18.2%
12/31/2016          1.00             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.25%         18.5%
12/31/2016          1.00             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.00%         18.8%
12/31/2016          1.00             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              BMO MODERATE ALLOCATION FUND R6 CLASS - 09658L174

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       793,686  $        817,681           81,530
                                                      ================  ===============
Receivables: investments sold                    425
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       794,111
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       794,111         724,724  $         1.10
Band 100                                        --              --            1.10
Band 75                                         --              --            1.10
Band 50                                         --              --            1.10
Band 25                                         --              --            1.11
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $       794,111         724,724
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         17,991
Mortality & expense charges                                                            (3,326)
                                                                             -----------------
Net investment income (loss)                                                           14,665
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  130
Realized gain distributions                                                            34,743
Net change in unrealized appreciation (depreciation)                                  (23,995)
                                                                             -----------------
Net gain (loss)                                                                        10,878
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         25,543
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         14,665   $             --
Net realized gain (loss)                                              130                 --
Realized gain distributions                                        34,743                 --
Net change in unrealized appreciation (depreciation)              (23,995)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  25,543                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          779,721                 --
Cost of units redeemed                                            (11,022)                --
Account charges                                                      (131)                --
                                                         -----------------  ----------------
Increase (decrease)                                               768,568                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           794,111                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        794,111   $             --
                                                         =================  ================

Units sold                                                        735,307                 --
Units redeemed                                                    (10,583)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           724,724                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         724,724                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        779,721
Cost of units redeemed/account charges                                                (11,153)
Net investment income (loss)                                                           14,665
Net realized gain (loss)                                                                  130
Realized gain distributions                                                            34,743
Net change in unrealized appreciation (depreciation)                                  (23,995)
                                                                             -----------------
Net assets                                                                   $        794,111
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10           725   $       794         1.25%          9.9%
12/31/2016          1.00             0             0         1.25%         -0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         1.00%         10.1%
12/31/2016          1.00             0             0         1.00%         -0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.75%         10.4%
12/31/2016          1.00             0             0         0.75%         -0.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.50%         10.7%
12/31/2016          1.00             0             0         0.50%         -0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.25%         11.0%
12/31/2016          1.00             0             0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.00%         11.2%
12/31/2016          1.00             0             0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       BMO AGGRESSIVE ALLOCATION FUND Y CLASS - 09658L257 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.19
Band 100                                        --              --            1.20
Band 75                                         --              --            1.20
Band 50                                         --              --            1.20
Band 25                                         --              --            1.21
Band 0                                          --              --            1.21
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         1.25%         20.2%
12/31/2016          0.99             0             0         1.25%         -0.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%         20.5%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%         20.8%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.50%         21.1%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.25%         21.4%
12/31/2016          0.99             0             0         0.25%         -0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.00%         21.7%
12/31/2016          0.99             0             0         0.00%         -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        BMO BALANCED ALLOCATION FUND Y CLASS - 09658L216 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.13
Band 100                                        --              --            1.13
Band 75                                         --              --            1.13
Band 50                                         --              --            1.13
Band 25                                         --              --            1.14
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         1.25%         13.0%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         1.00%         13.3%
12/31/2016          1.00             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.75%         13.6%
12/31/2016          1.00             0             0         0.75%         -0.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.50%         13.9%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.25%         14.2%
12/31/2016          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.00%         14.5%
12/31/2016          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      BMO CONSERVATIVE ALLOCATION FUND Y CLASS - 09658L299 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.06
Band 100                                        --              --            1.06
Band 75                                         --              --            1.06
Band 50                                         --              --            1.06
Band 25                                         --              --            1.07
Band 0                                          --              --            1.07
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         1.25%          5.8%
12/31/2016          1.00             0             0         1.25%         -0.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         1.00%          6.1%
12/31/2016          1.00             0             0         1.00%         -0.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.75%          6.3%
12/31/2016          1.00             0             0         0.75%         -0.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.50%          6.6%
12/31/2016          1.00             0             0         0.50%         -0.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.25%          6.9%
12/31/2016          1.00             0             0         0.25%         -0.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.00%          7.1%
12/31/2016          1.00             0             0         0.00%         -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         BMO GROWTH ALLOCATION FUND Y CLASS - 09658L380 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.16
Band 100                                        --              --            1.16
Band 75                                         --              --            1.17
Band 50                                         --              --            1.17
Band 25                                         --              --            1.17
Band 0                                          --              --            1.18
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         1.25%         16.9%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         1.00%         17.2%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.75%         17.5%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.50%         17.8%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.25%         18.0%
12/31/2016          0.99             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.00%         18.3%
12/31/2016          0.99             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        BMO MODERATE ALLOCATION FUND Y CLASS - 09658L166 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.09
Band 100                                        --              --            1.09
Band 75                                         --              --            1.10
Band 50                                         --              --            1.10
Band 25                                         --              --            1.10
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.25%          9.3%
12/31/2016          1.00             0             0         1.25%         -0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.00%          9.6%
12/31/2016          1.00             0             0         1.00%         -0.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.75%          9.9%
12/31/2016          1.00             0             0         0.75%         -0.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.50%         10.2%
12/31/2016          1.00             0             0         0.50%         -0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.25%         10.4%
12/31/2016          1.00             0             0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.00%         10.7%
12/31/2016          1.00             0             0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       BMO AGGRESSIVE ALLOCATION FUND R3 CLASS - 09658L273 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.19
Band 100                                        --              --            1.19
Band 75                                         --              --            1.20
Band 50                                         --              --            1.20
Band 25                                         --              --            1.20
Band 0                                          --              --            1.21
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         1.25%         19.9%
12/31/2016          0.99             0             0         1.25%         -0.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         1.00%         20.2%
12/31/2016          0.99             0             0         1.00%         -0.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%         20.5%
12/31/2016          0.99             0             0         0.75%         -0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.50%         20.8%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.25%         21.1%
12/31/2016          0.99             0             0         0.25%         -0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.00%         21.4%
12/31/2016          0.99             0             0         0.00%         -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        BMO BALANCED ALLOCATION FUND R3 CLASS - 09658L232 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.12
Band 100                                        --              --            1.13
Band 75                                         --              --            1.13
Band 50                                         --              --            1.13
Band 25                                         --              --            1.14
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         1.25%         12.7%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         1.00%         13.0%
12/31/2016          1.00             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.75%         13.3%
12/31/2016          1.00             0             0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.50%         13.6%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.25%         13.9%
12/31/2016          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.00%         14.2%
12/31/2016          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      BMO CONSERVATIVE ALLOCATION FUND R3 CLASS - 09658L323 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.05
Band 100                                        --              --            1.06
Band 75                                         --              --            1.06
Band 50                                         --              --            1.06
Band 25                                         --              --            1.06
Band 0                                          --              --            1.07
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         1.25%          5.5%
12/31/2016          1.00             0             0         1.25%         -0.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         1.00%          5.7%
12/31/2016          1.00             0             0         1.00%         -0.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.75%          6.0%
12/31/2016          1.00             0             0         0.75%         -0.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.50%          6.3%
12/31/2016          1.00             0             0         0.50%         -0.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.25%          6.5%
12/31/2016          1.00             0             0         0.25%         -0.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.00%          6.8%
12/31/2016          1.00             0             0         0.00%         -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         BMO GROWTH ALLOCATION FUND R3 CLASS - 09658L414 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.16
Band 100                                        --              --            1.16
Band 75                                         --              --            1.17
Band 50                                         --              --            1.17
Band 25                                         --              --            1.17
Band 0                                          --              --            1.17
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         1.25%         16.6%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         1.00%         16.9%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.75%         17.2%
12/31/2016          0.99             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.50%         17.5%
12/31/2016          0.99             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.25%         17.8%
12/31/2016          0.99             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.00%         18.1%
12/31/2016          1.00             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        BMO MODERATE ALLOCATION FUND R3 CLASS - 09658L182 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.09
Band 100                                        --              --            1.09
Band 75                                         --              --            1.09
Band 50                                         --              --            1.10
Band 25                                         --              --            1.10
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.25%          9.1%
12/31/2016          1.00             0             0         1.25%         -0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.00%          9.4%
12/31/2016          1.00             0             0         1.00%         -0.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.75%          9.7%
12/31/2016          1.00             0             0         0.75%         -0.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.50%         10.0%
12/31/2016          1.00             0             0         0.50%         -0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.25%         10.2%
12/31/2016          1.00             0             0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.00%         10.5%
12/31/2016          1.00             0             0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 BMO MID-CAP GROWTH FUND A CLASS - 09658W600

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      310,586   $       291,578           20,085
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (662)
                                     ---------------
Net assets                           $      309,924
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       285,164         250,470  $         1.14
Band 100                                    24,760          21,714            1.14
Band 75                                         --              --            1.14
Band 50                                         --              --            1.14
Band 25                                         --              --            1.15
Band 0                                          --              --            1.15
                                   ---------------  --------------
 Total                             $       309,924         272,184
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (2,080)
                                                                             -----------------
Net investment income (loss)                                                           (2,080)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  852
Realized gain distributions                                                            18,734
Net change in unrealized appreciation (depreciation)                                   19,008
                                                                             -----------------
Net gain (loss)                                                                        38,594
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         36,514
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,080)  $             --
Net realized gain (loss)                                              852                 --
Realized gain distributions                                        18,734                 --
Net change in unrealized appreciation (depreciation)               19,008                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  36,514                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          352,576                 --
Cost of units redeemed                                            (79,085)                --
Account charges                                                       (81)                --
                                                         -----------------  ----------------
Increase (decrease)                                               273,410                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           309,924                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        309,924   $             --
                                                         =================  ================

Units sold                                                        296,665                 --
Units redeemed                                                    (24,481)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           272,184                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         272,184                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        352,576
Cost of units redeemed/account charges                                                (79,166)
Net investment income (loss)                                                           (2,080)
Net realized gain (loss)                                                                  852
Realized gain distributions                                                            18,734
Net change in unrealized appreciation (depreciation)                                   19,008
                                                                             -----------------
Net assets                                                                   $        309,924
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14           250   $       285         1.25%         13.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14            22   $        25         1.00%         14.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.75%         14.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.50%         14.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.25%         14.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.00%         14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                   BMO MID-CAP VALUE FUND A CLASS - 09658W501

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        660,791  $       617,505           52,955
                                                       ===============  ===============
Receivables: investments sold                   2,214
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        663,005
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       485,750         434,468  $         1.12
Band 100                                   177,255         158,296            1.12
Band 75                                         --              --            1.12
Band 50                                         --              --            1.12
Band 25                                         --              --            1.13
Band 0                                          --              --            1.13
                                   ---------------  --------------
 Total                             $       663,005         592,764
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          2,608
Mortality & expense charges                                                            (4,660)
                                                                             -----------------
Net investment income (loss)                                                           (2,052)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                7,157
Realized gain distributions                                                            25,284
Net change in unrealized appreciation (depreciation)                                   43,286
                                                                             -----------------
Net gain (loss)                                                                        75,727
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         73,675
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,052)  $             --
Net realized gain (loss)                                            7,157                 --
Realized gain distributions                                        25,284                 --
Net change in unrealized appreciation (depreciation)               43,286                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  73,675                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          747,764                 --
Cost of units redeemed                                           (158,182)                --
Account charges                                                      (252)                --
                                                         -----------------  ----------------
Increase (decrease)                                               589,330                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           663,005                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        663,005   $             --
                                                         =================  ================

Units sold                                                        764,684                 --
Units redeemed                                                   (171,920)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           592,764                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         592,764                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        747,764
Cost of units redeemed/account charges                                               (158,434)
Net investment income (loss)                                                           (2,052)
Net realized gain (loss)                                                                7,157
Realized gain distributions                                                            25,284
Net change in unrealized appreciation (depreciation)                                   43,286
                                                                             -----------------
Net assets                                                                   $        663,005
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12           434   $       486         1.25%         11.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12           158   $       177         1.00%         12.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.75%         12.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.50%         12.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.25%         12.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.00%         12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            BMO MID-CAP VALUE FUND R6 CLASS - 09658V438 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.11
Band 100                                        --              --            1.11
Band 75                                         --              --            1.11
Band 50                                         --              --            1.11
Band 25                                         --              --            1.12
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.25%         11.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%         11.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.75%         11.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.50%         11.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.25%         11.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.00%         11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 BMO SMALL-CAP GROWTH FUND A CLASS - 09658V339

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,736,030   $     1,721,365           96,784
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (679)
                                     ---------------
Net assets                           $    1,735,351
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,091,082         978,692  $          1.11
Band 100                                    393,399         352,352             1.12
Band 75                                          --              --             1.12
Band 50                                     250,870         224,026             1.12
Band 25                                          --              --             1.12
Band 0                                           --              --             1.12
                                    ---------------  --------------
 Total                              $     1,735,351       1,555,070
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (11,013)
                                                                            -----------------
Net investment income (loss)                                                         (11,013)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              12,869
Realized gain distributions                                                          179,533
Net change in unrealized appreciation (depreciation)                                  14,665
                                                                            -----------------
Net gain (loss)                                                                      207,067
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        196,054
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (11,013)  $             --
Net realized gain (loss)                                           12,869                 --
Realized gain distributions                                       179,533                 --
Net change in unrealized appreciation (depreciation)               14,665                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 196,054                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,726,241                 --
Cost of units redeemed                                           (186,569)                --
Account charges                                                      (375)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,539,297                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,735,351                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,735,351   $             --
                                                         =================  ================

Units sold                                                      1,794,188                 --
Units redeemed                                                   (239,118)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,555,070                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,555,070                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,726,241
Cost of units redeemed/account charges                                              (186,944)
Net investment income (loss)                                                         (11,013)
Net realized gain (loss)                                                              12,869
Realized gain distributions                                                          179,533
Net change in unrealized appreciation (depreciation)                                  14,665
                                                                            -----------------
Net assets                                                                  $      1,735,351
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/26/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11           979   $     1,091         1.25%         11.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12           352   $       393         1.00%         11.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.75%         11.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12           224   $       251         0.50%         12.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.25%         12.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.00%         12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           BMO SMALL-CAP VALUE FUND R6 CLASS - 09658V388 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.11
Band 100                                        --              --            1.11
Band 75                                         --              --            1.12
Band 50                                         --              --            1.12
Band 25                                         --              --            1.12
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.25%         11.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%         11.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.75%         11.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.50%         11.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.25%         11.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.00%         12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                  CALVERT EQUITY PORTFOLIO A CLASS - 131618308

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,235,834  $     2,186,086           52,223
                                                       ===============  ===============
Receivables: investments sold                   4,019
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,239,853
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    2,091,576         808,354  $          2.59
Band 100                                    56,822          21,193             2.68
Band 75                                         --              --             2.78
Band 50                                     91,455          31,764             2.88
Band 25                                         --              --             2.98
Band 0                                          --              --             3.14
                                    --------------  --------------
 Total                              $    2,239,853         861,311
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          2,296
Mortality & expense charges                                                            (26,256)
                                                                              -----------------
Net investment income (loss)                                                           (23,960)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (6,483)
Realized gain distributions                                                            164,228
Net change in unrealized appreciation (depreciation)                                   334,340
                                                                              -----------------
Net gain (loss)                                                                        492,085
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        468,125
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $        (23,960)  $        (23,848)
Net realized gain (loss)                                            (6,483)           (50,872)
Realized gain distributions                                        164,228            203,856
Net change in unrealized appreciation (depreciation)               334,340            (97,181)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  468,125             31,955
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           246,566            707,309
Cost of units redeemed                                            (523,581)        (1,263,383)
Account charges                                                     (1,483)            (1,638)
                                                          -----------------  -----------------
Increase (decrease)                                               (278,498)          (557,712)
                                                          -----------------  -----------------
Net increase (decrease)                                            189,627           (525,757)
Net assets, beginning                                            2,050,226          2,575,983
                                                          -----------------  -----------------
Net assets, ending                                        $      2,239,853   $      2,050,226
                                                          =================  =================

Units sold                                                         103,599            345,959
Units redeemed                                                    (222,227)          (594,382)
                                                          -----------------  -----------------
Net increase (decrease)                                           (118,628)          (248,423)
Units outstanding, beginning                                       979,939          1,228,362
                                                          -----------------  -----------------
Units outstanding, ending                                          861,311            979,939
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     8,465,717
Cost of units redeemed/account charges                                           (8,255,757)
Net investment income (loss)                                                       (224,591)
Net realized gain (loss)                                                            700,657
Realized gain distributions                                                       1,504,079
Net change in unrealized appreciation (depreciation)                                 49,748
                                                                            ----------------
Net assets                                                                  $     2,239,853
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.59           808   $     2,092         1.25%         24.2%
12/31/2016          2.08           918         1,913         1.25%          1.1%
12/31/2015          2.06         1,069         2,204         1.25%          2.4%
12/31/2014          2.01         1,576         3,172         1.25%          9.7%
12/31/2013          1.84         1,695         3,111         1.25%         28.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.68            21   $        57         1.00%         24.5%
12/31/2016          2.15            28            61         1.00%          1.3%
12/31/2015          2.13            31            66         1.00%          2.6%
12/31/2014          2.07            30            63         1.00%          9.9%
12/31/2013          1.88             0             0         1.00%         29.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.78             0   $         0         0.75%         24.9%
12/31/2016          2.23             0             0         0.75%          1.6%
12/31/2015          2.19             0             0         0.75%          2.9%
12/31/2014          2.13             0             0         0.75%         10.2%
12/31/2013          1.93             0             0         0.75%         29.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.88            32   $        91         0.50%         25.2%
12/31/2016          2.30            33            76         0.50%          1.8%
12/31/2015          2.26            36            81         0.50%          3.2%
12/31/2014          2.19            38            83         0.50%         10.5%
12/31/2013          1.98             3             5         0.50%         29.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.98             0   $         0         0.25%         25.5%
12/31/2016          2.38             0             0         0.25%          2.1%
12/31/2015          2.33             0             0         0.25%          3.4%
12/31/2014          2.25             0             0         0.25%         10.8%
12/31/2013          2.03             0             0         0.25%         30.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.14             0   $         0         0.00%         25.8%
12/31/2016          2.50             0             0         0.00%          2.3%
12/31/2015          2.44            92           225         0.00%          3.7%
12/31/2014          2.36           136           322         0.00%         11.0%
12/31/2013          2.12           137           292         0.00%         30.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.1%
    2016        0.1%
    2015        0.3%
    2014        0.0%
    2013        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                   CALVERT INCOME FUND A CLASS - 131582207

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        474,446  $       465,863           28,800
                                                       ===============  ===============
Receivables: investments sold                   3,936
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        478,382
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       478,382         294,678  $         1.62
Band 100                                        --              --            1.68
Band 75                                         --              --            1.74
Band 50                                         --              --            1.81
Band 25                                         --              --            1.87
Band 0                                          --              --            1.97
                                   ---------------  --------------
 Total                             $       478,382         294,678
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         15,974
Mortality & expense charges                                                            (6,600)
                                                                             -----------------
Net investment income (loss)                                                            9,374
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,278
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   18,131
                                                                             -----------------
Net gain (loss)                                                                        19,409
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         28,783
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          9,374   $         13,062
Net realized gain (loss)                                             1,278             (4,791)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                18,131             19,083
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   28,783             27,354
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           112,732            237,210
Cost of units redeemed                                            (317,663)          (322,638)
Account charges                                                       (278)              (363)
                                                          -----------------  -----------------
Increase (decrease)                                               (205,209)           (85,791)
                                                          -----------------  -----------------
Net increase (decrease)                                           (176,426)           (58,437)
Net assets, beginning                                              654,808            713,245
                                                          -----------------  -----------------
Net assets, ending                                        $        478,382   $        654,808
                                                          =================  =================

Units sold                                                          71,148            155,091
Units redeemed                                                    (200,992)          (212,841)
                                                          -----------------  -----------------
Net increase (decrease)                                           (129,844)           (57,750)
Units outstanding, beginning                                       424,522            482,272
                                                          -----------------  -----------------
Units outstanding, ending                                          294,678            424,522
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     27,112,002
Cost of units redeemed/account charges                                           (28,851,945)
Net investment income (loss)                                                       2,097,653
Net realized gain (loss)                                                            (274,190)
Realized gain distributions                                                          386,279
Net change in unrealized appreciation (depreciation)                                   8,583
                                                                            -----------------
Net assets                                                                  $        478,382
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.62           295   $       478         1.25%          5.2%
12/31/2016          1.54           425           655         1.25%          4.3%
12/31/2015          1.48           482           713         1.25%         -2.4%
12/31/2014          1.52           570           864         1.25%          3.6%
12/31/2013          1.46           687         1,006         1.25%         -2.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.68             0   $         0         1.00%          5.5%
12/31/2016          1.59             0             0         1.00%          4.6%
12/31/2015          1.52             0             0         1.00%         -2.2%
12/31/2014          1.56             0             0         1.00%          3.8%
12/31/2013          1.50             0             0         1.00%         -1.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.74             0   $         0         0.75%          5.8%
12/31/2016          1.65             0             0         0.75%          4.8%
12/31/2015          1.57             0             0         0.75%         -1.9%
12/31/2014          1.60             0             0         0.75%          4.1%
12/31/2013          1.54             0             0         0.75%         -1.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.81             0   $         0         0.50%          6.0%
12/31/2016          1.70             0             0         0.50%          5.1%
12/31/2015          1.62             0             0         0.50%         -1.7%
12/31/2014          1.65             0             0         0.50%          4.4%
12/31/2013          1.58             0             0         0.50%         -1.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.87             0   $         0         0.25%          6.3%
12/31/2016          1.76             0             0         0.25%          5.3%
12/31/2015          1.67             0             0         0.25%         -1.4%
12/31/2014          1.70             0             0         0.25%          4.6%
12/31/2013          1.62             0             0         0.25%         -1.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.97             0   $         0         0.00%          6.6%
12/31/2016          1.85             0             0         0.00%          5.6%
12/31/2015          1.75             0             0         0.00%         -1.2%
12/31/2014          1.77             0             0         0.00%          4.9%
12/31/2013          1.69             0             0         0.00%         -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.8%
    2016        3.1%
    2015        3.0%
    2014        3.1%
    2013        2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 CALVERT SMALL CAP FUND A CLASS - 13161P508

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        153,355  $       146,266            6,487
                                                       ===============  ===============
Receivables: investments sold                      13
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        153,368
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       153,368          68,959  $         2.22
Band 100                                        --              --            2.26
Band 75                                         --              --            2.31
Band 50                                         --              --            2.35
Band 25                                         --              --            2.39
Band 0                                          --              --            2.43
                                   ---------------  --------------
 Total                             $       153,368          68,959
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (2,267)
                                                                            -----------------
Net investment income (loss)                                                          (2,267)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              11,337
Realized gain distributions                                                           19,041
Net change in unrealized appreciation (depreciation)                                  (9,814)
                                                                            -----------------
Net gain (loss)                                                                       20,564
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         18,297
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,267)  $         (2,375)
Net realized gain (loss)                                           11,337             (4,483)
Realized gain distributions                                        19,041              2,734
Net change in unrealized appreciation (depreciation)               (9,814)            36,812
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  18,297             32,688
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           26,322            143,382
Cost of units redeemed                                            (91,091)          (167,591)
Account charges                                                      (223)              (268)
                                                         -----------------  -----------------
Increase (decrease)                                               (64,992)           (24,477)
                                                         -----------------  -----------------
Net increase (decrease)                                           (46,695)             8,211
Net assets, beginning                                             200,063            191,852
                                                         -----------------  -----------------
Net assets, ending                                       $        153,368   $        200,063
                                                         =================  =================

Units sold                                                         12,796             85,839
Units redeemed                                                    (44,402)           (99,566)
                                                         -----------------  -----------------
Net increase (decrease)                                           (31,606)           (13,727)
Units outstanding, beginning                                      100,565            114,292
                                                         -----------------  -----------------
Units outstanding, ending                                          68,959            100,565
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        497,934
Cost of units redeemed/account charges                                              (512,938)
Net investment income (loss)                                                         (17,079)
Net realized gain (loss)                                                              69,229
Realized gain distributions                                                          109,133
Net change in unrealized appreciation (depreciation)                                   7,089
                                                                            -----------------
Net assets                                                                  $        153,368
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/14/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.22            69   $       153         1.25%         11.8%
12/31/2016          1.99           101           200         1.25%         18.5%
12/31/2015          1.68           114           192         1.25%         -2.3%
12/31/2014          1.72           208           358         1.25%          5.7%
12/31/2013          1.63           159           258         1.25%         39.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.26             0   $         0         1.00%         12.1%
12/31/2016          2.02             0             0         1.00%         18.8%
12/31/2015          1.70             0             0         1.00%         -2.1%
12/31/2014          1.74             0             0         1.00%          6.0%
12/31/2013          1.64             0             0         1.00%         39.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.31             0   $         0         0.75%         12.4%
12/31/2016          2.05             0             0         0.75%         19.1%
12/31/2015          1.72             0             0         0.75%         -1.8%
12/31/2014          1.76             0             0         0.75%          6.2%
12/31/2013          1.65             0             0         0.75%         39.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.35             0   $         0         0.50%         12.6%
12/31/2016          2.08             0             0         0.50%         19.4%
12/31/2015          1.75             0             0         0.50%         -1.6%
12/31/2014          1.77             0             0         0.50%          6.5%
12/31/2013          1.67             0             0         0.50%         40.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.39             0   $         0         0.25%         12.9%
12/31/2016          2.12             0             0         0.25%         19.7%
12/31/2015          1.77             0             0         0.25%         -1.3%
12/31/2014          1.79             0             0         0.25%          6.8%
12/31/2013          1.68             0             0         0.25%         40.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.43             0   $         0         0.00%         13.2%
12/31/2016          2.15             0             0         0.00%         20.0%
12/31/2015          1.79             0             0         0.00%         -1.1%
12/31/2014          1.81             0             0         0.00%          7.0%
12/31/2013          1.69             0             0         0.00%         40.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              CALVERT VP SRI MID CAP GROWTH PORTFOLIO - 131647307

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     7,715,454   $     8,014,440          241,252
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (5,017)
                                     ----------------
Net assets                           $     7,710,437
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,500,076       1,669,946  $          4.49
Band 100                                    197,952          42,532             4.65
Band 75                                          --              --             4.82
Band 50                                          --              --             5.00
Band 25                                          --              --             5.18
Band 0                                       12,409           2,079             5.97
                                    ---------------  --------------
 Total                              $     7,710,437       1,714,557
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         52,439
Mortality & expense charges                                                          (99,778)
                                                                            -----------------
Net investment income (loss)                                                         (47,339)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (260,475)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                               1,093,576
                                                                            -----------------
Net gain (loss)                                                                      833,101
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        785,762
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (47,339)  $       (104,315)
Net realized gain (loss)                                         (260,475)          (291,638)
Realized gain distributions                                            --          1,119,370
Net change in unrealized appreciation (depreciation)            1,093,576           (249,909)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 785,762            473,508
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          748,248          1,441,244
Cost of units redeemed                                         (2,191,126)        (3,201,395)
Account charges                                                    (6,547)            (3,506)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,449,425)        (1,763,657)
                                                         -----------------  -----------------
Net increase (decrease)                                          (663,663)        (1,290,149)
Net assets, beginning                                           8,374,100          9,664,249
                                                         -----------------  -----------------
Net assets, ending                                       $      7,710,437   $      8,374,100
                                                         =================  =================

Units sold                                                        177,935            382,786
Units redeemed                                                   (517,150)          (839,600)
                                                         -----------------  -----------------
Net increase (decrease)                                          (339,215)          (456,814)
Units outstanding, beginning                                    2,053,772          2,510,586
                                                         -----------------  -----------------
Units outstanding, ending                                       1,714,557          2,053,772
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    171,407,508
Cost of units redeemed/account charges                                          (169,305,280)
Net investment income (loss)                                                         760,113
Net realized gain (loss)                                                            (167,403)
Realized gain distributions                                                        5,314,485
Net change in unrealized appreciation (depreciation)                                (298,986)
                                                                            -----------------
Net assets                                                                  $      7,710,437
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.49         1,670   $     7,500         1.25%         10.3%
12/31/2016          4.07         2,011         8,189         1.25%          5.9%
12/31/2015          3.85         2,432         9,354         1.25%         -4.5%
12/31/2014          4.03         2,160         8,698         1.25%          6.7%
12/31/2013          3.77         2,665        10,052         1.25%         28.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.65            43   $       198         1.00%         10.5%
12/31/2016          4.21            40           169         1.00%          6.2%
12/31/2015          3.97            78           311         1.00%         -4.2%
12/31/2014          4.14            51           210         1.00%          7.0%
12/31/2013          3.87             0             0         1.00%         28.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.82             0   $         0         0.75%         10.8%
12/31/2016          4.35             0             0         0.75%          6.4%
12/31/2015          4.09             0             0         0.75%         -4.0%
12/31/2014          4.26             0             0         0.75%          7.3%
12/31/2013          3.97             0             0         0.75%         28.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.00             0   $         0         0.50%         11.1%
12/31/2016          4.50             0             0         0.50%          6.7%
12/31/2015          4.22             0             0         0.50%         -3.8%
12/31/2014          4.38             0             0         0.50%          7.6%
12/31/2013          4.07             0             0         0.50%         29.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.18             0   $         0         0.25%         11.4%
12/31/2016          4.65             0             0         0.25%          7.0%
12/31/2015          4.35             0             0         0.25%         -3.5%
12/31/2014          4.51             0             0         0.25%          7.8%
12/31/2013          4.18             0             0         0.25%         29.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.97             2   $        12         0.00%         11.7%
12/31/2016          5.35             3            16         0.00%          7.2%
12/31/2015          4.98             0             0         0.00%         -3.3%
12/31/2014          5.15             0             0         0.00%          8.1%
12/31/2013          4.77             0             0         0.00%         29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              CLEARBRIDGE APPRECIATION FUND R CLASS - 52468E501

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       67,372   $        58,087            2,854
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (126)
                                     ---------------
Net assets                           $       67,246
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       67,246          36,718  $          1.83
Band 100                                        --              --             1.86
Band 75                                         --              --             1.88
Band 50                                         --              --             1.90
Band 25                                         --              --             1.93
Band 0                                          --              --             1.95
                                    --------------  --------------
 Total                              $       67,246          36,718
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            320
Mortality & expense charges                                                              (709)
                                                                             -----------------
Net investment income (loss)                                                             (389)
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                  944
Realized gain distributions                                                             3,173
Net change in unrealized appreciation (depreciation)                                    5,601
                                                                             -----------------
Net gain (loss)                                                                         9,718
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          9,329
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (389)  $           (200)
Net realized gain (loss)                                               944                  7
Realized gain distributions                                          3,173              1,028
Net change in unrealized appreciation (depreciation)                 5,601              2,207
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    9,329              3,042
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            16,041              5,422
Cost of units redeemed                                              (4,740)            (1,506)
Account charges                                                         --                 --
                                                          -----------------  -----------------
Increase (decrease)                                                 11,301              3,916
                                                          -----------------  -----------------
Net increase (decrease)                                             20,630              6,958
Net assets, beginning                                               46,616             39,658
                                                          -----------------  -----------------
Net assets, ending                                        $         67,246   $         46,616
                                                          =================  =================

Units sold                                                          10,935              3,703
Units redeemed                                                      (4,173)            (1,110)
                                                          -----------------  -----------------
Net increase (decrease)                                              6,762              2,593
Units outstanding, beginning                                        29,956             27,363
                                                          -----------------  -----------------
Units outstanding, ending                                           36,718             29,956
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        405,528
Cost of units redeemed/account charges                                              (404,254)
Net investment income (loss)                                                          (3,074)
Net realized gain (loss)                                                              41,434
Realized gain distributions                                                           18,327
Net change in unrealized appreciation (depreciation)                                   9,285
                                                                            -----------------
Net assets                                                                  $         67,246
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.83            37  $         67         1.25%         17.7%
12/31/2016          1.56            30            47         1.25%          7.4%
12/31/2015          1.45            27            40         1.25%         -0.2%
12/31/2014          1.45             5             7         1.25%          9.1%
12/31/2013          1.33           208           277         1.25%         27.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.86             0  $          0         1.00%         18.0%
12/31/2016          1.57             0             0         1.00%          7.6%
12/31/2015          1.46             0             0         1.00%          0.1%
12/31/2014          1.46             0             0         1.00%          9.3%
12/31/2013          1.34             0             0         1.00%         27.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88             0  $          0         0.75%         18.3%
12/31/2016          1.59             0             0         0.75%          7.9%
12/31/2015          1.47             0             0         0.75%          0.3%
12/31/2014          1.47             0             0         0.75%          9.6%
12/31/2013          1.34             0             0         0.75%         27.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90             0  $          0         0.50%         18.6%
12/31/2016          1.60             0             0         0.50%          8.2%
12/31/2015          1.48             0             0         0.50%          0.6%
12/31/2014          1.48             0             0         0.50%          9.9%
12/31/2013          1.34             0             0         0.50%         28.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.93             0  $          0         0.25%         18.9%
12/31/2016          1.62             0             0         0.25%          8.4%
12/31/2015          1.50             0             0         0.25%          0.8%
12/31/2014          1.48             0             0         0.25%         10.1%
12/31/2013          1.35             0             0         0.25%         28.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95             0  $          0         0.00%         19.2%
12/31/2016          1.64             0             0         0.00%          8.7%
12/31/2015          1.51             0             0         0.00%          1.1%
12/31/2014          1.49             0             0         0.00%         10.4%
12/31/2013          1.35             0             0         0.00%         28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        0.8%
    2015        1.0%
    2014        0.0%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             CLEARBRIDGE APPRECIATION FUND FI CLASS - 52468E600

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       785,746   $       685,319           32,746
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (9,001)
                                     ----------------
Net assets                           $       776,745
                                     ================


                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       776,745         417,784  $         1.86
Band 100                                        --              --            1.88
Band 75                                         --              --            1.91
Band 50                                         --              --            1.93
Band 25                                         --              --            1.96
Band 0                                          --              --            1.98
                                   ---------------  --------------
 Total                             $       776,745         417,784
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         6,986
Mortality & expense charges                                                         (13,202)
                                                                            ----------------
Net investment income (loss)                                                         (6,216)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            131,739
Realized gain distributions                                                          37,273
Net change in unrealized appreciation (depreciation)                                  4,383
                                                                            ----------------
Net gain (loss)                                                                     173,395
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       167,179
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,216)  $         (2,021)
Net realized gain (loss)                                          131,739              9,475
Realized gain distributions                                        37,273             25,124
Net change in unrealized appreciation (depreciation)                4,383             90,032
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 167,179            122,610
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          314,531            704,147
Cost of units redeemed                                           (830,319)          (203,007)
Account charges                                                      (525)              (337)
                                                         -----------------  -----------------
Increase (decrease)                                              (516,313)           500,803
                                                         -----------------  -----------------
Net increase (decrease)                                          (349,134)           623,413
Net assets, beginning                                           1,125,879            502,466
                                                         -----------------  -----------------
Net assets, ending                                       $        776,745   $      1,125,879
                                                         =================  =================

Units sold                                                        191,626            506,234
Units redeemed                                                   (488,325)          (135,163)
                                                         -----------------  -----------------
Net increase (decrease)                                          (296,699)           371,071
Units outstanding, beginning                                      714,483            343,412
                                                         -----------------  -----------------
Units outstanding, ending                                         417,784            714,483
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     1,613,121
Cost of units redeemed/account charges                                           (1,175,298)
Net investment income (loss)                                                         (9,484)
Net realized gain (loss)                                                            156,703
Realized gain distributions                                                          91,276
Net change in unrealized appreciation (depreciation)                                100,427
                                                                            ----------------
Net assets                                                                  $       776,745
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.86           418  $       777        1.25%         18.0%
12/31/2016          1.58           714        1,126        1.25%          7.7%
12/31/2015          1.46           343          502        1.25%          0.2%
12/31/2014          1.46           108          158        1.25%          9.3%
12/31/2013          1.34           106          141        1.25%         27.6%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.88             0  $         0        1.00%         18.3%
12/31/2016          1.59             0            0        1.00%          8.0%
12/31/2015          1.47             0            0        1.00%          0.4%
12/31/2014          1.47             0            0        1.00%          9.6%
12/31/2013          1.34             0            0        1.00%         27.9%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.91             0  $         0        0.75%         18.6%
12/31/2016          1.61             0            0        0.75%          8.2%
12/31/2015          1.49             0            0        0.75%          0.7%
12/31/2014          1.48             0            0        0.75%          9.9%
12/31/2013          1.34             0            0        0.75%         28.2%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.93             0  $         0        0.50%         18.9%
12/31/2016          1.63             0            0        0.50%          8.5%
12/31/2015          1.50             0            0        0.50%          1.0%
12/31/2014          1.48             0            0        0.50%         10.1%
12/31/2013          1.35             0            0        0.50%         28.6%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.96             0  $         0        0.25%         19.2%
12/31/2016          1.64             0            0        0.25%          8.8%
12/31/2015          1.51             0            0        0.25%          1.2%
12/31/2014          1.49             0            0        0.25%         10.4%
12/31/2013          1.35             0            0        0.25%         28.9%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.98             0  $         0        0.00%         19.5%
12/31/2016          1.66             0            0        0.00%          9.0%
12/31/2015          1.52             0            0        0.00%          1.5%
12/31/2014          1.50             0            0        0.00%         10.7%
12/31/2013          1.35             0            0        0.00%         29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        1.4%
    2015        0.8%
    2014        0.6%
    2013        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND FI CLASS - 524686326

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     3,477,878  $      3,477,878          328,574
                                                      ================  ===============
Receivables: investments sold                 41,150
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     3,519,028
                                     ===============


                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,519,028       3,363,619  $          1.05
Band 100                                         --              --             1.06
Band 75                                          --              --             1.07
Band 50                                          --              --             1.09
Band 25                                          --              --             1.10
Band 0                                           --              --             1.12
                                    ---------------  --------------
 Total                              $     3,519,028       3,363,619
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         65,705
Mortality & expense charges                                                          (33,802)
                                                                            -----------------
Net investment income (loss)                                                          31,903
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              35,337
Realized gain distributions                                                           81,532
Net change in unrealized appreciation (depreciation)                                  66,179
                                                                            -----------------
Net gain (loss)                                                                      183,048
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        214,951
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         31,903   $        (25,255)
Net realized gain (loss)                                           35,337             11,136
Realized gain distributions                                        81,532             43,185
Net change in unrealized appreciation (depreciation)               66,179             (3,911)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 214,951             25,155
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,939,149          1,163,777
Cost of units redeemed                                           (945,748)          (444,005)
Account charges                                                    (1,314)            (1,100)
                                                         -----------------  -----------------
Increase (decrease)                                               992,087            718,672
                                                         -----------------  -----------------
Net increase (decrease)                                         1,207,038            743,827
Net assets, beginning                                           2,311,990          1,568,163
                                                         -----------------  -----------------
Net assets, ending                                       $      3,519,028   $      2,311,990
                                                         =================  =================

Units sold                                                      1,851,400          1,187,690
Units redeemed                                                   (938,299)          (454,657)
                                                         -----------------  -----------------
Net increase (decrease)                                           913,101            733,033
Units outstanding, beginning                                    2,450,518          1,717,485
                                                         -----------------  -----------------
Units outstanding, ending                                       3,363,619          2,450,518
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      5,038,345
Cost of units redeemed/account charges                                            (1,682,073)
Net investment income (loss)                                                          18,189
Net realized gain (loss)                                                              17,009
Realized gain distributions                                                          127,558
Net change in unrealized appreciation (depreciation)                                      --
                                                                            -----------------
Net assets                                                                  $      3,519,028
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.05         3,364  $     3,519        1.25%         10.9%
12/31/2016          0.94         2,451        2,312        1.25%          3.3%
12/31/2015          0.91         1,717        1,568        1.25%        -10.1%
12/31/2014          1.02           398          404        1.25%          4.5%
12/31/2013          0.97            11           10        1.25%         -5.4%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.06             0  $         0        1.00%         11.2%
12/31/2016          0.95             0            0        1.00%          3.6%
12/31/2015          0.92             0            0        1.00%         -9.8%
12/31/2014          1.02             0            0        1.00%          4.8%
12/31/2013          0.97             0            0        1.00%         -5.2%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.07             0  $         0        0.75%         11.4%
12/31/2016          0.96             0            0        0.75%          3.8%
12/31/2015          0.93             0            0        0.75%         -9.6%
12/31/2014          1.03             0            0        0.75%          5.1%
12/31/2013          0.98             0            0        0.75%         -5.0%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09             0  $         0        0.50%         11.7%
12/31/2016          0.97             0            0        0.50%          4.1%
12/31/2015          0.93             0            0        0.50%         -9.4%
12/31/2014          1.03             0            0        0.50%          5.3%
12/31/2013          0.98             0            0        0.50%         -4.7%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10             0  $         0        0.25%         12.0%
12/31/2016          0.98             0            0        0.25%          4.4%
12/31/2015          0.94             0            0        0.25%         -9.2%
12/31/2014          1.04             0            0        0.25%          5.6%
12/31/2013          0.98             0            0        0.25%         -4.5%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.12             0  $         0        0.00%         12.3%
12/31/2016          0.99             0            0        0.00%          4.6%
12/31/2015          0.95             0            0        0.00%         -8.9%
12/31/2014          1.04             0            0        0.00%          5.8%
12/31/2013          0.99             0            0        0.00%         -4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.3%
    2016        0.0%
    2015        1.3%
    2014        4.8%
    2013        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND R CLASS - 524686367

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        122,218  $       119,862           11,490
                                                       ===============  ===============
Receivables: investments sold                   1,768
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        123,986
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $        98,928          95,810  $         1.03
Band 100                                        --              --            1.05
Band 75                                         --              --            1.06
Band 50                                         --              --            1.07
Band 25                                         --              --            1.09
Band 0                                      25,058          22,763            1.10
                                   ---------------  --------------
 Total                             $       123,986         118,573
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          2,225
Mortality & expense charges                                                            (1,430)
                                                                             -----------------
Net investment income (loss)                                                              795
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,051
Realized gain distributions                                                             2,845
Net change in unrealized appreciation (depreciation)                                    8,961
                                                                             -----------------
Net gain (loss)                                                                        13,857
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         14,652
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            795   $         (1,644)
Net realized gain (loss)                                             2,051             (2,495)
Realized gain distributions                                          2,845              2,417
Net change in unrealized appreciation (depreciation)                 8,961              9,850
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   14,652              8,128
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            24,710             24,288
Cost of units redeemed                                             (49,446)           (95,958)
Account charges                                                       (163)              (191)
                                                          -----------------  -----------------
Increase (decrease)                                                (24,899)           (71,861)
                                                          -----------------  -----------------
Net increase (decrease)                                            (10,247)           (63,733)
Net assets, beginning                                              134,233            197,966
                                                          -----------------  -----------------
Net assets, ending                                        $        123,986   $        134,233
                                                          =================  =================

Units sold                                                          24,631             25,558
Units redeemed                                                     (48,676)          (100,407)
                                                          -----------------  -----------------
Net increase (decrease)                                            (24,045)           (74,849)
Units outstanding, beginning                                       142,618            217,467
                                                          -----------------  -----------------
Units outstanding, ending                                          118,573            142,618
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        351,857
Cost of units redeemed/account charges                                                (237,899)
Net investment income (loss)                                                             3,267
Net realized gain (loss)                                                                (1,615)
Realized gain distributions                                                              6,020
Net change in unrealized appreciation (depreciation)                                     2,356
                                                                              -----------------
Net assets                                                                    $        123,986
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03            96  $        99        1.25%         10.6%
12/31/2016          0.93           120          112        1.25%          3.1%
12/31/2015          0.91           188          170        1.25%        -10.3%
12/31/2014          1.01           118          119        1.25%          4.2%
12/31/2013          0.97            90           87        1.25%         -5.7%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.05             0  $         0        1.00%         10.9%
12/31/2016          0.94             0            0        1.00%          3.3%
12/31/2015          0.91             0            0        1.00%        -10.0%
12/31/2014          1.01             0            0        1.00%          4.5%
12/31/2013          0.97             0            0        1.00%         -5.4%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.06             0  $         0        0.75%         11.2%
12/31/2016          0.95             0            0        0.75%          3.6%
12/31/2015          0.92             0            0        0.75%         -9.8%
12/31/2014          1.02             0            0        0.75%          4.8%
12/31/2013          0.97             0            0        0.75%         -5.2%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.07             0  $         0        0.50%         11.5%
12/31/2016          0.96             0            0        0.50%          3.9%
12/31/2015          0.93             0            0        0.50%         -9.6%
12/31/2014          1.03             0            0        0.50%          5.0%
12/31/2013          0.98             0            0        0.50%         -5.0%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09             0  $         0        0.25%         11.7%
12/31/2016          0.97             0            0        0.25%          4.1%
12/31/2015          0.93             0            0        0.25%         -9.4%
12/31/2014          1.03             0            0        0.25%          5.3%
12/31/2013          0.98             0            0        0.25%         -4.7%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10            23  $        25        0.00%         12.0%
12/31/2016          0.98            23           22        0.00%          4.4%
12/31/2015          0.94            30           28        0.00%         -9.1%
12/31/2014          1.04             0            0        0.00%          5.5%
12/31/2013          0.98             0            0        0.00%         -4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.7%
    2016        0.0%
    2015        1.5%
    2014        4.4%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            WESTERN ASSET CORE PLUS BOND FUND R CLASS - 957663446

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       130,617  $        127,425           11,073
                                                      ================  ===============
Receivables: investments sold                    273
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       130,890
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       130,890         119,114  $         1.10
Band 100                                        --              --            1.11
Band 75                                         --              --            1.13
Band 50                                         --              --            1.14
Band 25                                         --              --            1.16
Band 0                                          --              --            1.17
                                   ---------------  --------------
 Total                             $       130,890         119,114
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          3,020
Mortality & expense charges                                                            (1,575)
                                                                             -----------------
Net investment income (loss)                                                            1,445
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  264
Realized gain distributions                                                               173
Net change in unrealized appreciation (depreciation)                                    4,114
                                                                             -----------------
Net gain (loss)                                                                         4,551
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          5,996
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,445   $          2,127
Net realized gain (loss)                                              264             (2,721)
Realized gain distributions                                           173              1,177
Net change in unrealized appreciation (depreciation)                4,114              2,482
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   5,996              3,065
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           21,739            150,358
Cost of units redeemed                                            (13,636)          (192,658)
Account charges                                                       (60)               (17)
                                                         -----------------  -----------------
Increase (decrease)                                                 8,043            (42,317)
                                                         -----------------  -----------------
Net increase (decrease)                                            14,039            (39,252)
Net assets, beginning                                             116,851            156,103
                                                         -----------------  -----------------
Net assets, ending                                       $        130,890   $        116,851
                                                         =================  =================

Units sold                                                         20,194            146,415
Units redeemed                                                    (12,658)          (188,111)
                                                         -----------------  -----------------
Net increase (decrease)                                             7,536            (41,696)
Units outstanding, beginning                                      111,578            153,274
                                                         -----------------  -----------------
Units outstanding, ending                                         119,114            111,578
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        392,188
Cost of units redeemed/account charges                                                (266,471)
Net investment income (loss)                                                             4,802
Net realized gain (loss)                                                                (4,171)
Realized gain distributions                                                              1,350
Net change in unrealized appreciation (depreciation)                                     3,192
                                                                              -----------------
Net assets                                                                    $        130,890
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10           119  $       131        1.25%          4.9%
12/31/2016          1.05           112          117        1.25%          2.8%
12/31/2015          1.02           153          156        1.25%         -0.6%
12/31/2014          1.02             1            1        1.25%          5.6%
12/31/2013          0.97             0            0        1.25%         -2.9%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.11             0  $         0        1.00%          5.2%
12/31/2016          1.06             0            0        1.00%          3.1%
12/31/2015          1.03             0            0        1.00%         -0.4%
12/31/2014          1.03             0            0        1.00%          5.8%
12/31/2013          0.97             0            0        1.00%         -2.7%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.75%          5.5%
12/31/2016          1.07             0            0        0.75%          3.3%
12/31/2015          1.03             0            0        0.75%         -0.1%
12/31/2014          1.04             0            0        0.75%          6.1%
12/31/2013          0.98             0            0        0.75%         -2.4%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.50%          5.7%
12/31/2016          1.08             0            0        0.50%          3.6%
12/31/2015          1.04             0            0        0.50%          0.1%
12/31/2014          1.04             0            0        0.50%          6.4%
12/31/2013          0.98             0            0        0.50%         -2.2%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.16             0  $         0        0.25%          6.0%
12/31/2016          1.09             0            0        0.25%          3.9%
12/31/2015          1.05             0            0        0.25%          0.4%
12/31/2014          1.05             0            0        0.25%          6.6%
12/31/2013          0.98             0            0        0.25%         -1.9%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.17             0  $         0        0.00%          6.2%
12/31/2016          1.10             0            0        0.00%          4.1%
12/31/2015          1.06             0            0        0.00%          0.6%
12/31/2014          1.05             0            0        0.00%          6.9%
12/31/2013          0.98             0            0        0.00%         -1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.4%
    2016        2.7%
    2015        3.1%
    2014        2.7%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           CLEARBRIDGE AGGRESSIVE GROWTH FUND R CLASS - 52468C505

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        55,130  $         55,509              277
                                                      ================  ===============
Receivables: investments sold                    190
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        55,320
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       55,320          29,065  $          1.90
Band 100                                        --              --             1.93
Band 75                                         --              --             1.95
Band 50                                         --              --             1.98
Band 25                                         --              --             2.00
Band 0                                          --              --             2.03
                                    --------------  --------------
 Total                              $       55,320          29,065
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (4,867)
                                                                            -----------------
Net investment income (loss)                                                          (4,867)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              37,093
Realized gain distributions                                                            2,798
Net change in unrealized appreciation (depreciation)                                  31,885
                                                                            -----------------
Net gain (loss)                                                                       71,776
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         66,909
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (4,867)  $         (8,595)
Net realized gain (loss)                                           37,093           (106,228)
Realized gain distributions                                         2,798             27,586
Net change in unrealized appreciation (depreciation)               31,885             86,070
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  66,909             (1,167)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           72,394            145,129
Cost of units redeemed                                           (722,888)          (661,952)
Account charges                                                      (143)              (200)
                                                         -----------------  -----------------
Increase (decrease)                                              (650,637)          (517,023)
                                                         -----------------  -----------------
Net increase (decrease)                                          (583,728)          (518,190)
Net assets, beginning                                             639,048          1,157,238
                                                         -----------------  -----------------
Net assets, ending                                       $         55,320   $        639,048
                                                         =================  =================

Units sold                                                         39,834            104,100
Units redeemed                                                   (388,577)          (432,280)
                                                         -----------------  -----------------
Net increase (decrease)                                          (348,743)          (328,180)
Units outstanding, beginning                                      377,808            705,988
                                                         -----------------  -----------------
Units outstanding, ending                                          29,065            377,808
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,006,756
Cost of units redeemed/account charges                                             (1,988,871)
Net investment income (loss)                                                          (22,846)
Net realized gain (loss)                                                              (22,665)
Realized gain distributions                                                            83,325
Net change in unrealized appreciation (depreciation)                                     (379)
                                                                             -----------------
Net assets                                                                   $         55,320
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.90            29  $        55        1.25%         12.5%
12/31/2016          1.69           378          639        1.25%          4.1%
12/31/2015          1.63           551          896        1.25%         -5.9%
12/31/2014          1.73            21           36        1.25%         12.8%
12/31/2013          1.53             0            0        1.25%         42.5%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.93             0  $         0        1.00%         12.8%
12/31/2016          1.71             0            0        1.00%          4.3%
12/31/2015          1.64             0            0        1.00%         -5.6%
12/31/2014          1.74             0            0        1.00%         13.1%
12/31/2013          1.53             0            0        1.00%         42.9%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.95             0  $         0        0.75%         13.1%
12/31/2016          1.73             0            0        0.75%          4.6%
12/31/2015          1.65             0            0        0.75%         -5.4%
12/31/2014          1.74             0            0        0.75%         13.4%
12/31/2013          1.54             0            0        0.75%         43.2%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.98             0  $         0        0.50%         13.4%
12/31/2016          1.74             0            0        0.50%          4.9%
12/31/2015          1.66             0            0        0.50%         -5.2%
12/31/2014          1.75             0            0        0.50%         13.7%
12/31/2013          1.54             0            0        0.50%         43.6%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.00             0  $         0        0.25%         13.7%
12/31/2016          1.76             0            0        0.25%          5.1%
12/31/2015          1.68             0            0        0.25%         -4.9%
12/31/2014          1.76             0            0        0.25%         14.0%
12/31/2013          1.55             0            0        0.25%         44.0%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.03             0  $         0        0.00%         13.9%
12/31/2016          1.78             0            0        0.00%          5.4%
12/31/2015          1.69           155          261        0.00%         -4.7%
12/31/2014          1.77           145          257        0.00%         14.2%
12/31/2013          1.55           113          175        0.00%         44.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           WESTERN ASSET CORE PLUS BOND FUND FI CLASS - 957663602

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $     2,430,480  $     2,424,433          225,509
                                                      ===============  ===============
Receivables: investments sold                239,552
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,670,032
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,670,032       2,388,350  $          1.12
Band 100                                         --              --             1.13
Band 75                                          --              --             1.15
Band 50                                          --              --             1.16
Band 25                                          --              --             1.18
Band 0                                           --              --             1.19
                                    ---------------  --------------
 Total                              $     2,670,032       2,388,350
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $         42,127
Mortality & expense charges                                                            (19,134)
                                                                              -----------------
Net investment income (loss)                                                            22,993
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (4,673)
Realized gain distributions                                                              3,235
Net change in unrealized appreciation (depreciation)                                    35,539
                                                                              -----------------
Net gain (loss)                                                                         34,101
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         57,094
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         22,993   $          19,991
Net realized gain (loss)                                            (4,673)             (1,330)
Realized gain distributions                                          3,235              11,646
Net change in unrealized appreciation (depreciation)                35,539             (12,538)
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                   57,094              17,769
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                         1,863,324             485,233
Cost of units redeemed                                            (208,106)           (346,850)
Account charges                                                     (4,190)             (1,465)
                                                          -----------------  ------------------
Increase (decrease)                                              1,651,028             136,918
                                                          -----------------  ------------------
Net increase (decrease)                                          1,708,122             154,687
Net assets, beginning                                              961,910             807,223
                                                          -----------------  ------------------
Net assets, ending                                        $      2,670,032   $         961,910
                                                          =================  ==================

Units sold                                                       1,680,013             452,788
Units redeemed                                                    (197,922)           (329,310)
                                                          -----------------  ------------------
Net increase (decrease)                                          1,482,091             123,478
Units outstanding, beginning                                       906,259             782,781
                                                          -----------------  ------------------
Units outstanding, ending                                        2,388,350             906,259
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $      3,300,627
Cost of units redeemed/account charges                                                (699,583)
Net investment income (loss)                                                            54,448
Net realized gain (loss)                                                                (6,388)
Realized gain distributions                                                             14,881
Net change in unrealized appreciation (depreciation)                                     6,047
                                                                              -----------------
Net assets                                                                    $      2,670,032
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.12         2,388  $     2,670        1.25%          5.3%
12/31/2016          1.06           906          962        1.25%          2.9%
12/31/2015          1.03           783          807        1.25%         -0.2%
12/31/2014          1.03           203          210        1.25%          6.0%
12/31/2013          0.97             0            0        1.25%         -2.5%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        1.00%          5.6%
12/31/2016          1.07             0            0        1.00%          3.2%
12/31/2015          1.04             0            0        1.00%          0.0%
12/31/2014          1.04             0            0        1.00%          6.3%
12/31/2013          0.98             0            0        1.00%         -2.3%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.15             0  $         0        0.75%          5.9%
12/31/2016          1.08             0            0        0.75%          3.4%
12/31/2015          1.05             0            0        0.75%          0.3%
12/31/2014          1.04             0            0        0.75%          6.6%
12/31/2013          0.98             0            0        0.75%         -2.1%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.16             0  $         0        0.50%          6.1%
12/31/2016          1.09             0            0        0.50%          3.7%
12/31/2015          1.06             0            0        0.50%          0.5%
12/31/2014          1.05             0            0        0.50%          6.8%
12/31/2013          0.98             0            0        0.50%         -1.8%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.18             0  $         0        0.25%          6.4%
12/31/2016          1.11             0            0        0.25%          4.0%
12/31/2015          1.06             0            0        0.25%          0.8%
12/31/2014          1.06             0            0        0.25%          7.1%
12/31/2013          0.99             0            0        0.25%         -1.6%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.19             0  $         0        0.00%          6.6%
12/31/2016          1.12             0            0        0.00%          4.2%
12/31/2015          1.07             0            0        0.00%          1.0%
12/31/2014          1.06             0            0        0.00%          7.4%
12/31/2013          0.99             0            0        0.00%         -1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.3%
    2016        3.6%
    2015        3.8%
    2014        1.5%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           CLEARBRIDGE AGGRESSIVE GROWTH FUND FI CLASS - 52468C604

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       329,996  $        317,692            1,617
                                                      ================  ===============
Receivables: investments sold                    665
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       330,661
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       330,661         171,382  $         1.93
Band 100                                        --              --            1.95
Band 75                                         --              --            1.98
Band 50                                         --              --            2.00
Band 25                                         --              --            2.03
Band 0                                          --              --            2.06
                                   ---------------  --------------
 Total                             $       330,661         171,382
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $           231
Mortality & expense charges                                                         (13,125)
                                                                            ----------------
Net investment income (loss)                                                        (12,894)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            118,440
Realized gain distributions                                                          17,846
Net change in unrealized appreciation (depreciation)                                 45,405
                                                                            ----------------
Net gain (loss)                                                                     181,691
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       168,797
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (12,894)  $        (37,955)
Net realized gain (loss)                                          118,440           (547,534)
Realized gain distributions                                        17,846             86,268
Net change in unrealized appreciation (depreciation)               45,405            474,854
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 168,797            (24,367)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          149,263            827,927
Cost of units redeemed                                         (2,043,031)        (6,028,301)
Account charges                                                    (2,128)           (12,075)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,895,896)        (5,212,449)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,727,099)        (5,236,816)
Net assets, beginning                                           2,057,760          7,294,576
                                                         -----------------  -----------------
Net assets, ending                                       $        330,661   $      2,057,760
                                                         =================  =================

Units sold                                                         81,396            554,385
Units redeemed                                                 (1,113,811)        (3,805,677)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,032,415)        (3,251,292)
Units outstanding, beginning                                    1,203,797          4,455,089
                                                         -----------------  -----------------
Units outstanding, ending                                         171,382          1,203,797
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     19,747,947
Cost of units redeemed/account charges                                           (19,827,566)
Net investment income (loss)                                                        (201,152)
Net realized gain (loss)                                                              84,610
Realized gain distributions                                                          514,518
Net change in unrealized appreciation (depreciation)                                  12,304
                                                                            -----------------
Net assets                                                                  $        330,661
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.93           171  $       331        1.25%         12.9%
12/31/2016          1.71         1,204        2,058        1.25%          4.4%
12/31/2015          1.64         4,455        7,295        1.25%         -5.6%
12/31/2014          1.73         4,014        6,963        1.25%         13.2%
12/31/2013          1.53         2,289        3,508        1.25%         42.7%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.95             0  $         0        1.00%         13.2%
12/31/2016          1.73             0            0        1.00%          4.7%
12/31/2015          1.65             0            0        1.00%         -5.4%
12/31/2014          1.74             0            0        1.00%         13.5%
12/31/2013          1.54             0            0        1.00%         43.1%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.98             0  $         0        0.75%         13.4%
12/31/2016          1.75             0            0        0.75%          4.9%
12/31/2015          1.66             0            0        0.75%         -5.1%
12/31/2014          1.75             0            0        0.75%         13.7%
12/31/2013          1.54             0            0        0.75%         43.4%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.00             0  $         0        0.50%         13.7%
12/31/2016          1.76             0            0        0.50%          5.2%
12/31/2015          1.68             0            0        0.50%         -4.9%
12/31/2014          1.76             0            0        0.50%         14.0%
12/31/2013          1.55             0            0        0.50%         43.8%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.03             0  $         0        0.25%         14.0%
12/31/2016          1.78             0            0        0.25%          5.4%
12/31/2015          1.69             0            0        0.25%         -4.7%
12/31/2014          1.77             0            0        0.25%         14.3%
12/31/2013          1.55             0            0        0.25%         44.2%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.06             0  $         0        0.00%         14.3%
12/31/2016          1.80             0            0        0.00%          5.7%
12/31/2015          1.70             0            0        0.00%         -4.4%
12/31/2014          1.78             0            0        0.00%         14.6%
12/31/2013          1.55             0            0        0.00%         44.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.1%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    CLEARBRIDGE INTERNATIONAL VALUE FUND A CLASS - 52469X607 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        1.25%          3.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        1.00%          3.4%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.75%          3.3%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.50%          3.4%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.25%          3.4%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.00%          3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     CLEARBRIDGE INTERNATIONAL VALUE FUND IS CLASS - 52469X870 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        1.25%          3.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        1.00%          3.5%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.75%          3.4%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.50%          3.4%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.25%          3.4%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.00%          3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       CLEARBRIDGE LARGE CAP GROWTH FUND A CLASS - 52469H826 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        1.25%          3.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        1.00%          3.5%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.75%          3.4%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.50%          3.4%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.25%          3.5%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.00%          3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       CLEARBRIDGE LARGE CAP GROWTH FUND IS CLASS - 52469H255 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.04
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.04
Band 0                                          --              --            1.04
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        1.25%          3.4%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.04             0  $         0        1.00%          3.5%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.75%          3.4%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.50%          3.5%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.04             0  $         0        0.25%          3.5%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.04             0  $         0        0.00%          3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       CLEARBRIDGE LARGE CAP GROWTH FUND R CLASS - 52469H693 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        1.25%          3.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        1.00%          3.4%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.75%          3.4%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.50%          3.4%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.25%          3.4%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.00%          3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             WESTERN ASSET CORE PLUS BOND FUND IS CLASS - 957663669

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $          9,608  $         9,583              814
                                                       ===============  ===============
Receivables: investments sold                      22
Payables: investments purchased                    --
                                     ----------------
Net assets                           $          9,630
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         9,630            9,507  $         1.01
Band 100                                         --               --            1.01
Band 75                                          --               --            1.02
Band 50                                          --               --            1.02
Band 25                                          --               --            1.02
Band 0                                           --               --            1.02
                                    ---------------  ---------------
 Total                              $         9,630            9,507
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             10
Mortality & expense charges                                                               (3)
                                                                            -----------------
Net investment income (loss)                                                               7
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               12
Net change in unrealized appreciation (depreciation)                                      25
                                                                            -----------------
Net gain (loss)                                                                           37
                                                                            -----------------

Increase (decrease) in net assets from operations                           $             44
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              7   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            12                 --
Net change in unrealized appreciation (depreciation)                   25                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                      44                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           19,134                 --
Cost of units redeemed                                             (9,548)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                 9,586                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             9,630                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          9,630   $             --
                                                         =================  ================

Units sold                                                         18,992                 --
Units redeemed                                                     (9,485)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             9,507                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           9,507                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $         19,134
Cost of units redeemed/account charges                                                (9,548)
Net investment income (loss)                                                               7
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               12
Net change in unrealized appreciation (depreciation)                                      25
                                                                            -----------------
Net assets                                                                  $          9,630
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.01            10  $        10        1.25%          1.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.01             0  $         0        1.00%          1.4%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.02             0  $         0        0.75%          1.6%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.02             0  $         0        0.50%          1.7%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.02             0  $         0        0.25%          1.8%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.02             0  $         0        0.00%          2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               COLUMBIA SMALL CAP INDEX FUND A CLASS - 19765J822

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    27,574,333  $    25,203,503        1,121,578
                                                      ===============  ===============
Receivables: investments sold                139,862
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    27,714,195
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   25,992,856      11,727,681  $          2.22
Band 100                                        --              --             2.27
Band 75                                         --              --             2.33
Band 50                                         --              --             2.39
Band 25                                         --              --             2.45
Band 0                                   1,721,339         684,304             2.52
                                    --------------  --------------
 Total                              $   27,714,195      12,411,985
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       229,993
Mortality & expense charges                                                        (302,642)
                                                                            ----------------
Net investment income (loss)                                                        (72,649)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            732,292
Realized gain distributions                                                       1,684,191
Net change in unrealized appreciation (depreciation)                                574,754
                                                                            ----------------
Net gain (loss)                                                                   2,991,237
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,918,588
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (72,649)  $        (12,392)
Net realized gain (loss)                                          732,292             26,170
Realized gain distributions                                     1,684,191          1,385,998
Net change in unrealized appreciation (depreciation)              574,754          2,932,493
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,918,588          4,332,269
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       11,440,502         10,362,575
Cost of units redeemed                                        (11,211,484)        (5,029,212)
Account charges                                                   (14,378)           (11,418)
                                                         -----------------  -----------------
Increase (decrease)                                               214,640          5,321,945
                                                         -----------------  -----------------
Net increase (decrease)                                         3,133,228          9,654,214
Net assets, beginning                                          24,580,967         14,926,753
                                                         -----------------  -----------------
Net assets, ending                                       $     27,714,195   $     24,580,967
                                                         =================  =================

Units sold                                                      5,805,924          6,914,426
Units redeemed                                                 (5,589,957)        (3,934,850)
                                                         -----------------  -----------------
Net increase (decrease)                                           215,967          2,979,576
Units outstanding, beginning                                   12,196,018          9,216,442
                                                         -----------------  -----------------
Units outstanding, ending                                      12,411,985         12,196,018
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     53,349,038
Cost of units redeemed/account charges                                           (37,190,275)
Net investment income (loss)                                                        (162,824)
Net realized gain (loss)                                                           2,633,840
Realized gain distributions                                                        6,713,586
Net change in unrealized appreciation (depreciation)                               2,370,830
                                                                            -----------------
Net assets                                                                  $     27,714,195
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.22        11,728  $    25,993        1.25%         11.4%
12/31/2016          1.99        10,871       21,626        1.25%         24.4%
12/31/2015          1.60         8,142       13,024        1.25%         -3.7%
12/31/2014          1.66         7,739       12,858        1.25%          3.9%
12/31/2013          1.60         8,075       12,907        1.25%         38.9%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.27             0  $         0        1.00%         11.7%
12/31/2016          2.04             0            0        1.00%         24.7%
12/31/2015          1.63             0            0        1.00%         -3.5%
12/31/2014          1.69             0            0        1.00%          4.2%
12/31/2013          1.62             0            0        1.00%         39.2%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.33             0  $         0        0.75%         12.0%
12/31/2016          2.08             0            0        0.75%         25.0%
12/31/2015          1.67             0            0        0.75%         -3.2%
12/31/2014          1.72             0            0        0.75%          4.5%
12/31/2013          1.65             0            0        0.75%         39.6%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.39             0  $         0        0.50%         12.2%
12/31/2016          2.13             0            0        0.50%         25.3%
12/31/2015          1.70             0            0        0.50%         -3.0%
12/31/2014          1.75             0            0        0.50%          4.7%
12/31/2013          1.67             0            0        0.50%         39.9%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.45             0  $         0        0.25%         12.5%
12/31/2016          2.18             0            0        0.25%         25.6%
12/31/2015          1.74             0            0        0.25%         -2.8%
12/31/2014          1.78             0            0        0.25%          5.0%
12/31/2013          1.70             0            0        0.25%         40.3%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.52           684  $     1,721        0.00%         12.8%
12/31/2016          2.23         1,325        2,955        0.00%         25.9%
12/31/2015          1.77         1,075        1,903        0.00%         -2.5%
12/31/2014          1.82         1,021        1,855        0.00%          5.2%
12/31/2013          1.73           768        1,326        0.00%         40.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        0.9%
    2015        1.0%
    2014        0.8%
    2013        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          COLUMBIA ACORN INTERNATIONAL FUND ADVISOR CLASS - 197199466

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         3,665   $         3,397               77
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (23)
                                     ----------------
Net assets                           $         3,642
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         3,642            2,759  $         1.32
Band 100                                         --               --            1.34
Band 75                                          --               --            1.35
Band 50                                          --               --            1.37
Band 25                                          --               --            1.38
Band 0                                           --               --            1.40
                                    ---------------  ---------------
 Total                              $         3,642            2,759
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $              44
Mortality & expense charges                                                                 (29)
                                                                              ------------------
Net investment income (loss)                                                                 15
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      3
Realized gain distributions                                                                 182
Net change in unrealized appreciation (depreciation)                                        349
                                                                              ------------------
Net gain (loss)                                                                             534
                                                                              ------------------

Increase (decrease) in net assets from operations                             $             549
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED        PERIOD ENDED
                                                             DECEMBER 31,        DECEMBER 31,
                                                                 2017*               2016*
                                                           ------------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $              15   $              (4)
Net realized gain (loss)                                                   3                  (4)
Realized gain distributions                                              182                   4
Net change in unrealized appreciation (depreciation)                     349                 (30)
                                                           ------------------  ------------------
Increase (decrease) in net assets from operations                        549                 (34)
                                                           ------------------  ------------------

Contract owner transactions:
Proceeds from units sold                                               2,415                 480
Cost of units redeemed                                                  (296)                (12)
Account charges                                                          (18)                 (4)
                                                           ------------------  ------------------
Increase (decrease)                                                    2,101                 464
                                                           ------------------  ------------------
Net increase (decrease)                                                2,650                 430
Net assets, beginning                                                    992                 562
                                                           ------------------  ------------------
Net assets, ending                                         $           3,642   $             992
                                                           ==================  ==================

Units sold                                                             2,041                 461
Units redeemed                                                          (263)                (16)
                                                           ------------------  ------------------
Net increase (decrease)                                                1,778                 445
Units outstanding, beginning                                             981                 536
                                                           ------------------  ------------------
Units outstanding, ending                                              2,759                 981
                                                           ==================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $           3,918
Cost of units redeemed/account charges                                                      (772)
Net investment income (loss)                                                                  18
Net realized gain (loss)                                                                      (6)
Realized gain distributions                                                                  216
Net change in unrealized appreciation (depreciation)                                         268
                                                                               ------------------
Net assets                                                                     $           3,642
                                                                               ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/14/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.32             3  $         4        1.25%         30.6%
12/31/2016          1.01             1            1        1.25%         -3.5%
12/31/2015          1.05             1            1        1.25%         -2.6%
12/31/2014          1.08             0            0        1.25%         -5.6%
12/31/2013          1.14             0            0        1.25%         14.0%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.34             0  $         0        1.00%         30.9%
12/31/2016          1.02             0            0        1.00%         -3.3%
12/31/2015          1.06             0            0        1.00%         -2.4%
12/31/2014          1.08             0            0        1.00%         -5.3%
12/31/2013          1.14             0            0        1.00%         14.2%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.35             0  $         0        0.75%         31.2%
12/31/2016          1.03             0            0        0.75%         -3.0%
12/31/2015          1.06             0            0        0.75%         -2.1%
12/31/2014          1.09             0            0        0.75%         -5.1%
12/31/2013          1.14             0            0        0.75%         14.4%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.37             0  $         0        0.50%         31.6%
12/31/2016          1.04             0            0        0.50%         -2.8%
12/31/2015          1.07             0            0        0.50%         -1.9%
12/31/2014          1.09             0            0        0.50%         -4.9%
12/31/2013          1.15             0            0        0.50%         14.7%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.38             0  $         0        0.25%         31.9%
12/31/2016          1.05             0            0        0.25%         -2.6%
12/31/2015          1.08             0            0        0.25%         -1.7%
12/31/2014          1.10             0            0        0.25%         -4.6%
12/31/2013          1.15             0            0        0.25%         14.9%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.40             0  $         0        0.00%         32.2%
12/31/2016          1.06             0            0        0.00%         -2.3%
12/31/2015          1.09             0            0        0.00%         -1.4%
12/31/2014          1.10             0            0        0.00%         -4.4%
12/31/2013          1.15             0            0        0.00%         15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        0.6%
    2015        1.9%
    2014        0.0%
    2013        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       COLUMBIA ACORN INTERNATIONAL FUND INSTITUTIONAL CLASS - 197199813

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        41,162   $        39,262              883
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (23)
                                     ----------------
Net assets                           $        41,139
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       41,139          25,434  $          1.62
Band 100                                        --              --             1.64
Band 75                                         --              --             1.66
Band 50                                         --              --             1.69
Band 25                                         --              --             1.71
Band 0                                          --              --             1.73
                                    --------------  --------------
 Total                              $       41,139          25,434
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $            347
Mortality & expense charges                                                               (340)
                                                                              -----------------
Net investment income (loss)                                                                 7
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,281)
Realized gain distributions                                                              2,068
Net change in unrealized appreciation (depreciation)                                    10,118
                                                                              -----------------
Net gain (loss)                                                                          6,905
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          6,912
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2017*               2016*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $               7   $           (267)
Net realized gain (loss)                                             (5,281)               (80)
Realized gain distributions                                           2,068                288
Net change in unrealized appreciation (depreciation)                 10,118             (1,489)
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                     6,912             (1,548)
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             35,181              1,239
Cost of units redeemed                                              (44,216)                --
Account charges                                                          --                 --
                                                          ------------------  -----------------
Increase (decrease)                                                  (9,035)             1,239
                                                          ------------------  -----------------
Net increase (decrease)                                              (2,123)              (309)
Net assets, beginning                                                43,262             43,571
                                                          ------------------  -----------------
Net assets, ending                                        $          41,139   $         43,262
                                                          ==================  =================

Units sold                                                           24,090                978
Units redeemed                                                      (33,587)                --
                                                          ------------------  -----------------
Net increase (decrease)                                              (9,497)               978
Units outstanding, beginning                                         34,931             33,953
                                                          ------------------  -----------------
Units outstanding, ending                                            25,434             34,931
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        108,919
Cost of units redeemed/account charges                                                 (72,756)
Net investment income (loss)                                                               354
Net realized gain (loss)                                                                (5,655)
Realized gain distributions                                                              8,377
Net change in unrealized appreciation (depreciation)                                     1,900
                                                                              -----------------
Net assets                                                                    $         41,139
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.62            25  $        41        1.25%         30.6%
12/31/2016          1.24            35           43        1.25%         -3.5%
12/31/2015          1.28            34           44        1.25%         -2.6%
12/31/2014          1.32            34           45        1.25%         -5.5%
12/31/2013          1.39            32           45        1.25%         20.8%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.64             0  $         0        1.00%         30.9%
12/31/2016          1.25             0            0        1.00%         -3.2%
12/31/2015          1.29             0            0        1.00%         -2.3%
12/31/2014          1.33             0            0        1.00%         -5.2%
12/31/2013          1.40             0            0        1.00%         21.1%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.66             0  $         0        0.75%         31.3%
12/31/2016          1.27             0            0        0.75%         -3.0%
12/31/2015          1.31             0            0        0.75%         -2.1%
12/31/2014          1.33             0            0        0.75%         -5.0%
12/31/2013          1.40             0            0        0.75%         21.4%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.69             0  $         0        0.50%         31.6%
12/31/2016          1.28             0            0        0.50%         -2.8%
12/31/2015          1.32             0            0        0.50%         -1.8%
12/31/2014          1.34             0            0        0.50%         -4.8%
12/31/2013          1.41             0            0        0.50%         21.7%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.71             0  $         0        0.25%         31.9%
12/31/2016          1.30             0            0        0.25%         -2.5%
12/31/2015          1.33             0            0        0.25%         -1.6%
12/31/2014          1.35             0            0        0.25%         -4.5%
12/31/2013          1.42             0            0        0.25%         22.0%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.73             0  $         0        0.00%         32.2%
12/31/2016          1.31             0            0        0.00%         -2.3%
12/31/2015          1.34             0            0        0.00%         -1.3%
12/31/2014          1.36             0            0        0.00%         -4.3%
12/31/2013          1.42             0            0        0.00%         22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.8%
    2016        0.6%
    2015        1.2%
    2014        1.6%
    2013        2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            COLUMBIA ACORN INTERNATIONAL FUND A CLASS - 197199847

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        17,936   $        15,672              384
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (42)
                                     ----------------
Net assets                           $        17,894
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       17,894          11,235  $          1.59
Band 100                                        --              --             1.62
Band 75                                         --              --             1.64
Band 50                                         --              --             1.66
Band 25                                         --              --             1.68
Band 0                                          --              --             1.71
                                    --------------  --------------
 Total                              $       17,894          11,235
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            239
Mortality & expense charges                                                              (201)
                                                                             -----------------
Net investment income (loss)                                                               38
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  479
Realized gain distributions                                                               897
Net change in unrealized appreciation (depreciation)                                    2,775
                                                                             -----------------
Net gain (loss)                                                                         4,151
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          4,189
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             38   $           (222)
Net realized gain (loss)                                              479             (3,921)
Realized gain distributions                                           897                167
Net change in unrealized appreciation (depreciation)                2,775              2,916
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   4,189             (1,060)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            4,284             10,528
Cost of units redeemed                                             (3,593)           (30,990)
Account charges                                                        (2)                (8)
                                                         -----------------  -----------------
Increase (decrease)                                                   689            (20,470)
                                                         -----------------  -----------------
Net increase (decrease)                                             4,878            (21,530)
Net assets, beginning                                              13,016             34,546
                                                         -----------------  -----------------
Net assets, ending                                       $         17,894   $         13,016
                                                         =================  =================

Units sold                                                          3,014              8,393
Units redeemed                                                     (2,425)           (24,955)
                                                         -----------------  -----------------
Net increase (decrease)                                               589            (16,562)
Units outstanding, beginning                                       10,646             27,208
                                                         -----------------  -----------------
Units outstanding, ending                                          11,235             10,646
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        111,220
Cost of units redeemed/account charges                                                 (96,389)
Net investment income (loss)                                                                62
Net realized gain (loss)                                                                (4,495)
Realized gain distributions                                                              5,232
Net change in unrealized appreciation (depreciation)                                     2,264
                                                                              -----------------
Net assets                                                                    $         17,894
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.59            11  $        18        1.25%         30.3%
12/31/2016          1.22            11           13        1.25%         -3.7%
12/31/2015          1.27            27           35        1.25%         -2.8%
12/31/2014          1.31            36           48        1.25%         -5.8%
12/31/2013          1.39            11           16        1.25%         20.5%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.62             0  $         0        1.00%         30.6%
12/31/2016          1.24             0            0        1.00%         -3.5%
12/31/2015          1.28             0            0        1.00%         -2.6%
12/31/2014          1.32             0            0        1.00%         -5.5%
12/31/2013          1.39             0            0        1.00%         20.8%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.64             0  $         0        0.75%         30.9%
12/31/2016          1.25             0            0        0.75%         -3.2%
12/31/2015          1.29             0            0        0.75%         -2.3%
12/31/2014          1.32             0            0        0.75%         -5.3%
12/31/2013          1.40             0            0        0.75%         21.1%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.66             0  $         0        0.50%         31.3%
12/31/2016          1.27             0            0        0.50%         -3.0%
12/31/2015          1.30             0            0        0.50%         -2.1%
12/31/2014          1.33             0            0        0.50%         -5.1%
12/31/2013          1.40             0            0        0.50%         21.4%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.68             0  $         0        0.25%         31.6%
12/31/2016          1.28             0            0        0.25%         -2.7%
12/31/2015          1.32             0            0        0.25%         -1.8%
12/31/2014          1.34             0            0        0.25%         -4.8%
12/31/2013          1.41             0            0        0.25%         21.7%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.71             0  $         0        0.00%         31.9%
12/31/2016          1.29             0            0        0.00%         -2.5%
12/31/2015          1.33             0            0        0.00%         -1.6%
12/31/2014          1.35             0            0        0.00%         -4.6%
12/31/2013          1.41             0            0        0.00%         22.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        0.2%
    2015        0.8%
    2014        1.8%
    2013        3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            COLUMBIA DIVIDEND INCOME FUND ADVISOR CLASS - 19766M865

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       807,538  $        744,791           36,051
                                                      ================  ===============
Receivables: investments sold                    376
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       807,914
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       807,914         602,442  $         1.34
Band 100                                        --              --            1.35
Band 75                                         --              --            1.36
Band 50                                         --              --            1.37
Band 25                                         --              --            1.38
Band 0                                          --              --            1.39
                                   ---------------  --------------
 Total                             $       807,914         602,442
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        43,681
Mortality & expense charges                                                         (42,192)
                                                                            ----------------
Net investment income (loss)                                                          1,489
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            640,162
Realized gain distributions                                                          20,765
Net change in unrealized appreciation (depreciation)                                (38,176)
                                                                            ----------------
Net gain (loss)                                                                     622,751
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       624,240
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,489   $         42,978
Net realized gain (loss)                                          640,162            (25,952)
Realized gain distributions                                        20,765            145,176
Net change in unrealized appreciation (depreciation)              (38,176)           506,948
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 624,240            669,150
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,168,874          1,558,712
Cost of units redeemed                                         (7,570,937)          (603,789)
Account charges                                                    (3,123)            (4,222)
                                                         -----------------  -----------------
Increase (decrease)                                            (6,405,186)           950,701
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,780,946)         1,619,851
Net assets, beginning                                           6,588,860          4,969,009
                                                         -----------------  -----------------
Net assets, ending                                       $        807,914   $      6,588,860
                                                         =================  =================

Units sold                                                        978,679          1,496,176
Units redeemed                                                 (6,237,936)          (584,330)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,259,257)           911,846
Units outstanding, beginning                                    5,861,699          4,949,853
                                                         -----------------  -----------------
Units outstanding, ending                                         602,442          5,861,699
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     8,488,268
Cost of units redeemed/account charges                                           (8,883,726)
Net investment income (loss)                                                        123,244
Net realized gain (loss)                                                            604,118
Realized gain distributions                                                         413,263
Net change in unrealized appreciation (depreciation)                                 62,747
                                                                            ----------------
Net assets                                                                  $       807,914
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.34           602  $       808        1.25%         19.3%
12/31/2016          1.12         5,862        6,589        1.25%         12.0%
12/31/2015          1.00         4,950        4,969        1.25%         -0.6%
12/31/2014          1.01             0            0        1.25%          1.0%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.35             0  $         0        1.00%         19.6%
12/31/2016          1.13             0            0        1.00%         12.3%
12/31/2015          1.01             0            0        1.00%         -0.3%
12/31/2014          1.01             0            0        1.00%          1.0%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.36             0  $         0        0.75%         19.9%
12/31/2016          1.14             0            0        0.75%         12.5%
12/31/2015          1.01             0            0        0.75%         -0.1%
12/31/2014          1.01             0            0        0.75%          1.0%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.37             0  $         0        0.50%         20.2%
12/31/2016          1.14             0            0        0.50%         12.8%
12/31/2015          1.01             0            0        0.50%          0.2%
12/31/2014          1.01             0            0        0.50%          1.0%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.38             0  $         0        0.25%         20.5%
12/31/2016          1.15             0            0        0.25%         13.1%
12/31/2015          1.01             0            0        0.25%          0.4%
12/31/2014          1.01             0            0        0.25%          1.0%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.39             0  $         0        0.00%         20.8%
12/31/2016          1.15             0            0        0.00%         13.4%
12/31/2015          1.02             0            0        0.00%          0.7%
12/31/2014          1.01             0            0        0.00%          1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        2.0%
    2015        5.4%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              COLUMBIA DIVIDEND INCOME FUND A CLASS - 19765N278

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        205,033  $       178,730            9,307
                                                       ===============  ===============
Receivables: investments sold                      95
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        205,128
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       205,128         154,166  $         1.33
Band 100                                        --              --            1.34
Band 75                                         --              --            1.35
Band 50                                         --              --            1.36
Band 25                                         --              --            1.37
Band 0                                          --              --            1.38
                                   ---------------  --------------
 Total                             $       205,128         154,166
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          2,999
Mortality & expense charges                                                            (2,266)
                                                                             -----------------
Net investment income (loss)                                                              733
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  430
Realized gain distributions                                                             5,366
Net change in unrealized appreciation (depreciation)                                   25,442
                                                                             -----------------
Net gain (loss)                                                                        31,238
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         31,971
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            733   $            603
Net realized gain (loss)                                               430                  6
Realized gain distributions                                          5,366              3,917
Net change in unrealized appreciation (depreciation)                25,442                861
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   31,971              5,387
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            12,629            168,131
Cost of units redeemed                                             (10,882)            (2,108)
Account charges                                                         --                 --
                                                          -----------------  -----------------
Increase (decrease)                                                  1,747            166,023
                                                          -----------------  -----------------
Net increase (decrease)                                             33,718            171,410
Net assets, beginning                                              171,410                 --
                                                          -----------------  -----------------
Net assets, ending                                        $        205,128   $        171,410
                                                          =================  =================

Units sold                                                          10,425            155,169
Units redeemed                                                      (9,528)            (1,900)
                                                          -----------------  -----------------
Net increase (decrease)                                                897            153,269
Units outstanding, beginning                                       153,269                 --
                                                          -----------------  -----------------
Units outstanding, ending                                          154,166            153,269
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        180,760
Cost of units redeemed/account charges                                                (12,990)
Net investment income (loss)                                                            1,336
Net realized gain (loss)                                                                  436
Realized gain distributions                                                             9,283
Net change in unrealized appreciation (depreciation)                                   26,303
                                                                             -----------------
Net assets                                                                   $        205,128
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.33           154  $       205        1.25%         19.0%
12/31/2016          1.12           153          171        1.25%         11.7%
12/31/2015          1.00             0            0        1.25%         -0.9%
12/31/2014          1.01             0            0        1.25%          1.0%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.34             0  $         0        1.00%         19.3%
12/31/2016          1.12             0            0        1.00%         12.0%
12/31/2015          1.00             0            0        1.00%         -0.6%
12/31/2014          1.01             0            0        1.00%          1.0%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.35             0  $         0        0.75%         19.6%
12/31/2016          1.13             0            0        0.75%         12.3%
12/31/2015          1.01             0            0        0.75%         -0.4%
12/31/2014          1.01             0            0        0.75%          1.0%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.36             0  $         0        0.50%         19.9%
12/31/2016          1.14             0            0        0.50%         12.6%
12/31/2015          1.01             0            0        0.50%         -0.1%
12/31/2014          1.01             0            0        0.50%          1.0%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.37             0  $         0        0.25%         20.2%
12/31/2016          1.14             0            0        0.25%         12.9%
12/31/2015          1.01             0            0        0.25%          0.1%
12/31/2014          1.01             0            0        0.25%          1.0%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.38             0  $         0        0.00%         20.5%
12/31/2016          1.15             0            0        0.00%         13.1%
12/31/2015          1.01             0            0        0.00%          0.4%
12/31/2014          1.01             0            0        0.00%          1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        1.6%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
COLUMBIA EMERGING MARKETS BOND FUND INSTITUTIONAL CLASS - 19763P127 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.34
Band 100                                        --              --            1.36
Band 75                                         --              --            1.38
Band 50                                         --              --            1.41
Band 25                                         --              --            1.43
Band 0                                          --              --            1.45
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.34             0  $         0        1.25%         11.1%
12/31/2016          1.21             0            0        1.25%         11.0%
12/31/2015          1.09             0            0        1.25%         -2.3%
12/31/2014          1.11             0            0        1.25%          0.1%
12/31/2013          1.11             0            0        1.25%         -8.0%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.36             0  $         0        1.00%         11.4%
12/31/2016          1.22             0            0        1.00%         11.3%
12/31/2015          1.10             0            0        1.00%         -2.0%
12/31/2014          1.12             0            0        1.00%          0.3%
12/31/2013          1.12             0            0        1.00%         -7.7%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.38             0  $         0        0.75%         11.7%
12/31/2016          1.24             0            0        0.75%         11.5%
12/31/2015          1.11             0            0        0.75%         -1.8%
12/31/2014          1.13             0            0        0.75%          0.6%
12/31/2013          1.13             0            0        0.75%         -7.5%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.41             0  $         0        0.50%         12.0%
12/31/2016          1.26             0            0        0.50%         11.8%
12/31/2015          1.12             0            0        0.50%         -1.6%
12/31/2014          1.14             0            0        0.50%          0.9%
12/31/2013          1.13             0            0        0.50%         -7.3%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.43             0  $         0        0.25%         12.2%
12/31/2016          1.27             0            0        0.25%         12.1%
12/31/2015          1.14             0            0        0.25%         -1.3%
12/31/2014          1.15             0            0        0.25%          1.1%
12/31/2013          1.14             0            0        0.25%         -7.1%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.45             0  $         0        0.00%         12.5%
12/31/2016          1.29             0            0        0.00%         12.4%
12/31/2015          1.15             0            0        0.00%         -1.1%
12/31/2014          1.16             0            0        0.00%          1.4%
12/31/2013          1.14             0            0        0.00%         -6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           COLUMBIA EMERGING MARKETS BOND FUND A CLASS - 19763P184

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $       114,468  $       108,431             9,603
                                                       ===============   ===============
Receivables: investments sold                       7
Payables: investments purchased                    --
                                      ---------------
Net assets                            $       114,475
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $        86,017          65,082  $         1.32
Band 100                                    28,458          21,202            1.34
Band 75                                         --              --            1.36
Band 50                                         --              --            1.38
Band 25                                         --              --            1.41
Band 0                                          --              --            1.43
                                   ---------------  --------------
 Total                             $       114,475          86,284
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          6,045
Mortality & expense charges                                                            (1,479)
                                                                             -----------------
Net investment income (loss)                                                            4,566
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,872
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    3,557
                                                                             -----------------
Net gain (loss)                                                                         9,429
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         13,995
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,566   $          1,125
Net realized gain (loss)                                            5,872               (233)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                3,557              6,661
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  13,995              7,553
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           22,821            132,443
Cost of units redeemed                                           (103,947)           (30,295)
Account charges                                                       (42)                (3)
                                                         -----------------  -----------------
Increase (decrease)                                               (81,168)           102,145
                                                         -----------------  -----------------
Net increase (decrease)                                           (67,173)           109,698
Net assets, beginning                                             181,648             71,950
                                                         -----------------  -----------------
Net assets, ending                                       $        114,475   $        181,648
                                                         =================  =================

Units sold                                                         20,201            111,197
Units redeemed                                                    (84,979)           (26,526)
                                                         -----------------  -----------------
Net increase (decrease)                                           (64,778)            84,671
Units outstanding, beginning                                      151,062             66,391
                                                         -----------------  -----------------
Units outstanding, ending                                          86,284            151,062
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        523,239
Cost of units redeemed/account charges                                                (424,007)
Net investment income (loss)                                                            10,324
Net realized gain (loss)                                                                (1,738)
Realized gain distributions                                                                620
Net change in unrealized appreciation (depreciation)                                     6,037
                                                                              -----------------
Net assets                                                                    $        114,475
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.32            65  $        86        1.25%         10.8%
12/31/2016          1.19            61           73        1.25%         10.7%
12/31/2015          1.08            31           34        1.25%         -2.5%
12/31/2014          1.11            13           15        1.25%         -0.2%
12/31/2013          1.11            49           54        1.25%         -8.2%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.34            21  $        28        1.00%         11.0%
12/31/2016          1.21            90          109        1.00%         11.0%
12/31/2015          1.09            35           38        1.00%         -2.2%
12/31/2014          1.11            48           54        1.00%          0.1%
12/31/2013          1.11             0            0        1.00%         -8.0%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.36             0  $         0        0.75%         11.3%
12/31/2016          1.22             0            0        0.75%         11.3%
12/31/2015          1.10             0            0        0.75%         -2.0%
12/31/2014          1.12             0            0        0.75%          0.3%
12/31/2013          1.12             0            0        0.75%         -7.7%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.38             0  $         0        0.50%         11.6%
12/31/2016          1.24             0            0        0.50%         11.5%
12/31/2015          1.11             0            0        0.50%         -1.8%
12/31/2014          1.13             0            0        0.50%          0.6%
12/31/2013          1.13             0            0        0.50%         -7.5%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.41             0  $         0        0.25%         11.9%
12/31/2016          1.26             0            0        0.25%         11.8%
12/31/2015          1.12             0            0        0.25%         -1.5%
12/31/2014          1.14             0            0        0.25%          0.9%
12/31/2013          1.13             0            0        0.25%         -7.3%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.43             0  $         0        0.00%         12.2%
12/31/2016          1.27             0            0        0.00%         12.1%
12/31/2015          1.14             0            0        0.00%         -1.3%
12/31/2014          1.15             0            0        0.00%          1.1%
12/31/2013          1.14             0            0        0.00%         -7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.1%
    2016        1.6%
    2015        3.3%
    2014        4.0%
    2013        6.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               COLUMBIA MID CAP INDEX FUND A CLASS - 19765J509

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $    40,073,997   $    37,354,133        2,420,832
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (9,228)
                                     ----------------
Net assets                           $    40,064,769
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   38,664,126      17,844,196  $          2.17
Band 100                                        --              --             2.22
Band 75                                         --              --             2.28
Band 50                                         --              --             2.34
Band 25                                         --              --             2.40
Band 0                                   1,400,643         569,554             2.46
                                    --------------  --------------
 Total                              $   40,064,769      18,413,750
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       348,134
Mortality & expense charges                                                        (461,011)
                                                                            ----------------
Net investment income (loss)                                                       (112,877)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            837,815
Realized gain distributions                                                       2,559,207
Net change in unrealized appreciation (depreciation)                              1,834,593
                                                                            ----------------
Net gain (loss)                                                                   5,231,615
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     5,118,738
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (112,877)  $         21,184
Net realized gain (loss)                                          837,815             67,755
Realized gain distributions                                     2,559,207          1,938,766
Net change in unrealized appreciation (depreciation)            1,834,593          2,487,835
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               5,118,738          4,515,540
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       18,901,730         11,960,438
Cost of units redeemed                                        (15,144,758)        (6,805,066)
Account charges                                                   (35,736)           (13,264)
                                                         -----------------  -----------------
Increase (decrease)                                             3,721,236          5,142,108
                                                         -----------------  -----------------
Net increase (decrease)                                         8,839,974          9,657,648
Net assets, beginning                                          31,224,795         21,567,147
                                                         -----------------  -----------------
Net assets, ending                                       $     40,064,769   $     31,224,795
                                                         =================  =================

Units sold                                                      9,641,503          7,597,621
Units redeemed                                                 (7,592,867)        (4,652,267)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,048,636          2,945,354
Units outstanding, beginning                                   16,365,114         13,419,760
                                                         -----------------  -----------------
Units outstanding, ending                                      18,413,750         16,365,114
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     74,127,632
Cost of units redeemed/account charges                                           (48,387,800)
Net investment income (loss)                                                        (186,180)
Net realized gain (loss)                                                           3,588,750
Realized gain distributions                                                        8,202,503
Net change in unrealized appreciation (depreciation)                               2,719,864
                                                                            -----------------
Net assets                                                                  $     40,064,769
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.17        17,844  $    38,664        1.25%         14.3%
12/31/2016          1.90        15,537       29,465        1.25%         18.7%
12/31/2015          1.60        12,710       20,312        1.25%         -3.8%
12/31/2014          1.66        11,443       19,001        1.25%          7.9%
12/31/2013          1.54         9,287       14,297        1.25%         31.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.22             0  $         0        1.00%         14.5%
12/31/2016          1.94             0            0        1.00%         19.0%
12/31/2015          1.63             0            0        1.00%         -3.5%
12/31/2014          1.69             0            0        1.00%          8.1%
12/31/2013          1.56             0            0        1.00%         31.6%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.28             0  $         0        0.75%         14.8%
12/31/2016          1.99             0            0        0.75%         19.3%
12/31/2015          1.66             0            0        0.75%         -3.3%
12/31/2014          1.72             0            0        0.75%          8.4%
12/31/2013          1.59             0            0        0.75%         31.9%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.34             0  $         0        0.50%         15.1%
12/31/2016          2.03             0            0        0.50%         19.6%
12/31/2015          1.70             0            0        0.50%         -3.0%
12/31/2014          1.75             0            0        0.50%          8.7%
12/31/2013          1.61             0            0        0.50%         32.3%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.40             0  $         0        0.25%         15.4%
12/31/2016          2.08             0            0        0.25%         19.9%
12/31/2015          1.73             0            0        0.25%         -2.8%
12/31/2014          1.78             0            0        0.25%          8.9%
12/31/2013          1.64             0            0        0.25%         32.6%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.46           570  $     1,401        0.00%         15.7%
12/31/2016          2.13           828        1,760        0.00%         20.2%
12/31/2015          1.77           710        1,255        0.00%         -2.6%
12/31/2014          1.82           617        1,121        0.00%          9.2%
12/31/2013          1.66           547          909        0.00%         32.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        1.2%
    2015        1.0%
    2014        1.0%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND INSTITUTIONAL
                               CLASS - 19766H338

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       649,781  $        609,593            8,443
                                                      ================  ===============
Receivables: investments sold                    406
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       650,187
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       650,187         244,305  $         2.66
Band 100                                        --              --            2.70
Band 75                                         --              --            2.75
Band 50                                         --              --            2.79
Band 25                                         --              --            2.83
Band 0                                          --              --            2.88
                                   ---------------  --------------
 Total                             $       650,187         244,305
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (8,213)
                                                                            -----------------
Net investment income (loss)                                                          (8,213)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              84,311
Realized gain distributions                                                           75,297
Net change in unrealized appreciation (depreciation)                                  18,813
                                                                            -----------------
Net gain (loss)                                                                      178,421
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        170,208
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (8,213)  $         (6,371)
Net realized gain (loss)                                           84,311            (53,630)
Realized gain distributions                                        75,297             32,746
Net change in unrealized appreciation (depreciation)               18,813             41,972
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 170,208             14,717
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          384,786            793,473
Cost of units redeemed                                           (359,025)        (1,942,147)
Account charges                                                       (72)               (58)
                                                         -----------------  -----------------
Increase (decrease)                                                25,689         (1,148,732)
                                                         -----------------  -----------------
Net increase (decrease)                                           195,897         (1,134,015)
Net assets, beginning                                             454,290          1,588,305
                                                         -----------------  -----------------
Net assets, ending                                       $        650,187   $        454,290
                                                         =================  =================

Units sold                                                        158,430            442,521
Units redeemed                                                   (140,683)        (1,120,847)
                                                         -----------------  -----------------
Net increase (decrease)                                            17,747           (678,326)
Units outstanding, beginning                                      226,558            904,884
                                                         -----------------  -----------------
Units outstanding, ending                                         244,305            226,558
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     8,952,761
Cost of units redeemed/account charges                                           (8,860,227)
Net investment income (loss)                                                        (82,960)
Net realized gain (loss)                                                            309,969
Realized gain distributions                                                         290,456
Net change in unrealized appreciation (depreciation)                                 40,188
                                                                            ----------------
Net assets                                                                  $       650,187
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.66           244  $       650        1.25%         32.7%
12/31/2016          2.01           227          454        1.25%         14.2%
12/31/2015          1.76           905        1,588        1.25%          8.0%
12/31/2014          1.62           215          350        1.25%         24.8%
12/31/2013          1.30           114          149        1.25%         22.1%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.70             0  $         0        1.00%         33.1%
12/31/2016          2.03             0            0        1.00%         14.5%
12/31/2015          1.77             0            0        1.00%          8.3%
12/31/2014          1.64             0            0        1.00%         25.2%
12/31/2013          1.31             0            0        1.00%         22.4%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.75             0  $         0        0.75%         33.4%
12/31/2016          2.06             0            0        0.75%         14.8%
12/31/2015          1.79             0            0        0.75%          8.6%
12/31/2014          1.65             0            0        0.75%         25.5%
12/31/2013          1.32             0            0        0.75%         22.7%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.79             0  $         0        0.50%         33.7%
12/31/2016          2.08             0            0        0.50%         15.1%
12/31/2015          1.81             0            0        0.50%          8.8%
12/31/2014          1.66             0            0        0.50%         25.8%
12/31/2013          1.32             0            0        0.50%         23.0%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.83             0  $         0        0.25%         34.1%
12/31/2016          2.11             0            0        0.25%         15.4%
12/31/2015          1.83             0            0        0.25%          9.1%
12/31/2014          1.68             0            0        0.25%         26.1%
12/31/2013          1.33             0            0        0.25%         23.3%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.88             0  $         0        0.00%         34.4%
12/31/2016          2.14             0            0        0.00%         15.7%
12/31/2015          1.85             0            0        0.00%          9.4%
12/31/2014          1.69             0            0        0.00%         26.4%
12/31/2013          1.34             0            0        0.00%         23.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND ADVISOR CLASS - 19766H361

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,186,496  $      1,218,240           17,528
                                                      ================  ===============
Receivables: investments sold                 16,295
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,202,791
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,202,791         517,150  $          2.33
Band 100                                        --              --             2.35
Band 75                                         --              --             2.38
Band 50                                         --              --             2.41
Band 25                                         --              --             2.44
Band 0                                          --              --             2.47
                                    --------------  --------------
 Total                              $    1,202,791         517,150
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                          (9,174)
                                                                            ----------------
Net investment income (loss)                                                         (9,174)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            104,268
Realized gain distributions                                                         112,098
Net change in unrealized appreciation (depreciation)                                (41,813)
                                                                            ----------------
Net gain (loss)                                                                     174,553
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       165,379
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (9,174)  $         (3,605)
Net realized gain (loss)                                          104,268             (6,492)
Realized gain distributions                                       112,098             25,718
Net change in unrealized appreciation (depreciation)              (41,813)            21,667
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 165,379             37,288
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,105,252             88,543
Cost of units redeemed                                           (390,873)           (88,022)
Account charges                                                      (270)               (66)
                                                         -----------------  -----------------
Increase (decrease)                                               714,109                455
                                                         -----------------  -----------------
Net increase (decrease)                                           879,488             37,743
Net assets, beginning                                             323,303            285,560
                                                         -----------------  -----------------
Net assets, ending                                       $      1,202,791   $        323,303
                                                         =================  =================

Units sold                                                        503,585             57,191
Units redeemed                                                   (170,914)           (58,872)
                                                         -----------------  -----------------
Net increase (decrease)                                           332,671             (1,681)
Units outstanding, beginning                                      184,479            186,160
                                                         -----------------  -----------------
Units outstanding, ending                                         517,150            184,479
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,724,656
Cost of units redeemed/account charges                                              (754,545)
Net investment income (loss)                                                         (16,316)
Net realized gain (loss)                                                              98,346
Realized gain distributions                                                          182,394
Net change in unrealized appreciation (depreciation)                                 (31,744)
                                                                            -----------------
Net assets                                                                  $      1,202,791
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/14/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.33           517  $     1,203        1.25%         32.7%
12/31/2016          1.75           184          323        1.25%         14.2%
12/31/2015          1.53           186          286        1.25%          8.0%
12/31/2014          1.42           144          205        1.25%         24.8%
12/31/2013          1.14             0            0        1.25%         13.7%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.35             0  $         0        1.00%         33.0%
12/31/2016          1.77             0            0        1.00%         14.5%
12/31/2015          1.54             0            0        1.00%          8.3%
12/31/2014          1.43             0            0        1.00%         25.2%
12/31/2013          1.14             0            0        1.00%         14.0%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.38             0  $         0        0.75%         33.4%
12/31/2016          1.79             0            0        0.75%         14.8%
12/31/2015          1.56             0            0        0.75%          8.6%
12/31/2014          1.43             0            0        0.75%         25.5%
12/31/2013          1.14             0            0        0.75%         14.2%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.41             0  $         0        0.50%         33.7%
12/31/2016          1.80             0            0        0.50%         15.1%
12/31/2015          1.57             0            0        0.50%          8.8%
12/31/2014          1.44             0            0        0.50%         25.8%
12/31/2013          1.14             0            0        0.50%         14.4%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.44             0  $         0        0.25%         34.0%
12/31/2016          1.82             0            0        0.25%         15.4%
12/31/2015          1.58             0            0        0.25%          9.1%
12/31/2014          1.45             0            0        0.25%         26.1%
12/31/2013          1.15             0            0        0.25%         14.7%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.47             0  $         0        0.00%         34.4%
12/31/2016          1.84             0            0        0.00%         15.7%
12/31/2015          1.59             0            0        0.00%          9.4%
12/31/2014          1.45             0            0        0.00%         26.4%
12/31/2013          1.15             0            0        0.00%         14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND A CLASS - 19766H429

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,104,950  $      1,028,909           15,623
                                                      ================  ===============
Receivables: investments sold                    916
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,105,866
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      738,784         281,943  $          2.62
Band 100                                   325,301         122,238             2.66
Band 75                                         --              --             2.70
Band 50                                         --              --             2.74
Band 25                                         --              --             2.79
Band 0                                      41,781          14,758             2.83
                                    --------------  --------------
 Total                              $    1,105,866         418,939
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (9,861)
                                                                            -----------------
Net investment income (loss)                                                          (9,861)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              62,130
Realized gain distributions                                                          110,943
Net change in unrealized appreciation (depreciation)                                  55,600
                                                                            -----------------
Net gain (loss)                                                                      228,673
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        218,812
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (9,861)  $         (4,225)
Net realized gain (loss)                                           62,130            (39,294)
Realized gain distributions                                       110,943             32,373
Net change in unrealized appreciation (depreciation)               55,600             44,258
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 218,812             33,112
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          756,769            243,287
Cost of units redeemed                                           (296,895)          (370,110)
Account charges                                                    (1,035)              (517)
                                                         -----------------  -----------------
Increase (decrease)                                               458,839           (127,340)
                                                         -----------------  -----------------
Net increase (decrease)                                           677,651            (94,228)
Net assets, beginning                                             428,215            522,443
                                                         -----------------  -----------------
Net assets, ending                                       $      1,105,866   $        428,215
                                                         =================  =================

Units sold                                                        326,011            137,591
Units redeemed                                                   (121,790)          (221,762)
                                                         -----------------  -----------------
Net increase (decrease)                                           204,221            (84,171)
Units outstanding, beginning                                      214,718            298,889
                                                         -----------------  -----------------
Units outstanding, ending                                         418,939            214,718
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     3,913,266
Cost of units redeemed/account charges                                           (3,275,560)
Net investment income (loss)                                                        (35,215)
Net realized gain (loss)                                                            166,643
Realized gain distributions                                                         260,691
Net change in unrealized appreciation (depreciation)                                 76,041
                                                                            ----------------
Net assets                                                                  $     1,105,866
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.62           282  $       739        1.25%         32.4%
12/31/2016          1.98           112          221        1.25%         13.9%
12/31/2015          1.74           136          237        1.25%          7.8%
12/31/2014          1.61           127          204        1.25%         24.5%
12/31/2013          1.29           112          146        1.25%         21.8%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.66           122  $       325        1.00%         32.7%
12/31/2016          2.00            97          195        1.00%         14.2%
12/31/2015          1.76           158          278        1.00%          8.0%
12/31/2014          1.62            49           79        1.00%         24.8%
12/31/2013          1.30             0            0        1.00%         22.1%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.70             0  $         0        0.75%         33.1%
12/31/2016          2.03             0            0        0.75%         14.5%
12/31/2015          1.77             0            0        0.75%          8.3%
12/31/2014          1.64             0            0        0.75%         25.2%
12/31/2013          1.31             0            0        0.75%         22.4%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.74             0  $         0        0.50%         33.4%
12/31/2016          2.06             0            0        0.50%         14.8%
12/31/2015          1.79             0            0        0.50%          8.6%
12/31/2014          1.65             0            0        0.50%         25.5%
12/31/2013          1.32             0            0        0.50%         22.7%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.79             0  $         0        0.25%         33.7%
12/31/2016          2.08             0            0        0.25%         15.1%
12/31/2015          1.81             0            0        0.25%          8.8%
12/31/2014          1.66             0            0        0.25%         25.8%
12/31/2013          1.32             0            0        0.25%         23.0%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.83            15  $        42        0.00%         34.1%
12/31/2016          2.11             6           12        0.00%         15.4%
12/31/2015          1.83             4            8        0.00%          9.1%
12/31/2014          1.68             3            5        0.00%         26.1%
12/31/2013          1.33             8           11        0.00%         23.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            COLUMBIA CONTRARIAN CORE FUND ADVISOR CLASS - 19766M501

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $      490,680   $       446,204           18,629
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                (715)
                                     ---------------
Net assets                           $      489,965
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       489,965         358,092  $         1.37
Band 100                                        --              --            1.38
Band 75                                         --              --            1.39
Band 50                                         --              --            1.40
Band 25                                         --              --            1.41
Band 0                                          --              --            1.42
                                   ---------------  --------------
 Total                             $       489,965         358,092
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          3,137
Mortality & expense charges                                                            (3,697)
                                                                             -----------------
Net investment income (loss)                                                             (560)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  467
Realized gain distributions                                                            16,234
Net change in unrealized appreciation (depreciation)                                   37,654
                                                                             -----------------
Net gain (loss)                                                                        54,355
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         53,795
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (560)  $             98
Net realized gain (loss)                                              467                227
Realized gain distributions                                        16,234              1,101
Net change in unrealized appreciation (depreciation)               37,654              6,822
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  53,795              8,248
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          205,770            241,159
Cost of units redeemed                                            (14,945)            (3,193)
Account charges                                                      (722)              (147)
                                                         -----------------  -----------------
Increase (decrease)                                               190,103            237,819
                                                         -----------------  -----------------
Net increase (decrease)                                           243,898            246,067
Net assets, beginning                                             246,067                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        489,965   $        246,067
                                                         =================  =================

Units sold                                                        153,526            219,152
Units redeemed                                                    (11,603)            (2,983)
                                                         -----------------  -----------------
Net increase (decrease)                                           141,923            216,169
Units outstanding, beginning                                      216,169                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         358,092            216,169
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        446,929
Cost of units redeemed/account charges                                                (19,007)
Net investment income (loss)                                                             (462)
Net realized gain (loss)                                                                  694
Realized gain distributions                                                            17,335
Net change in unrealized appreciation (depreciation)                                   44,476
                                                                             -----------------
Net assets                                                                   $        489,965
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.37           358  $       490        1.25%         20.2%
12/31/2016          1.14           216          246        1.25%          7.3%
12/31/2015          1.06             0            0        1.25%          6.1%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.38             0  $         0        1.00%         20.5%
12/31/2016          1.14             0            0        1.00%          7.5%
12/31/2015          1.06             0            0        1.00%          6.4%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.39             0  $         0        0.75%         20.8%
12/31/2016          1.15             0            0        0.75%          7.8%
12/31/2015          1.07             0            0        0.75%          6.6%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.40             0  $         0        0.50%         21.1%
12/31/2016          1.16             0            0        0.50%          8.1%
12/31/2015          1.07             0            0        0.50%          6.9%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.41             0  $         0        0.25%         21.4%
12/31/2016          1.16             0            0        0.25%          8.3%
12/31/2015          1.07             0            0        0.25%          7.2%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.42             0  $         0        0.00%         21.7%
12/31/2016          1.17             0            0        0.00%          8.6%
12/31/2015          1.07             0            0        0.00%          7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.1%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          COLUMBIA SELECT GLOBAL GROWTH FUND ADVISOR CLASS - 19766P306

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $         2,916  $          2,709              198
                                                      ================  ===============
Receivables: investments sold                    135
Payables: investments purchased                   --
                                     ---------------
Net assets                           $         3,051
                                     ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         3,051            2,437  $         1.25
Band 100                                         --               --            1.26
Band 75                                          --               --            1.27
Band 50                                          --               --            1.28
Band 25                                          --               --            1.29
Band 0                                           --               --            1.30
                                    ---------------  ---------------
 Total                              $         3,051            2,437
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $              --
Mortality & expense charges                                                                 (15)
                                                                              ------------------
Net investment income (loss)                                                                (15)
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      1
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                        207
                                                                              ------------------
Net gain (loss)                                                                             208
                                                                              ------------------

Increase (decrease) in net assets from operations                             $             193
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (15)  $             --
Net realized gain (loss)                                                1                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  207                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     193                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            2,858                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                 2,858                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             3,051                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          3,051   $             --
                                                         =================  ================

Units sold                                                          2,437                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             2,437                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           2,437                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $           2,858
Cost of units redeemed/account charges                                                       --
Net investment income (loss)                                                                (15)
Net realized gain (loss)                                                                      1
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                        207
                                                                              ------------------
Net assets                                                                    $           3,051
                                                                              ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.25             2  $         3        1.25%         32.3%
12/31/2016          0.95             0            0        1.25%         -7.0%
12/31/2015          1.02             0            0        1.25%          1.7%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.26             0  $         0        1.00%         32.7%
12/31/2016          0.95             0            0        1.00%         -6.8%
12/31/2015          1.02             0            0        1.00%          2.0%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.27             0  $         0        0.75%         33.0%
12/31/2016          0.96             0            0        0.75%         -6.5%
12/31/2015          1.02             0            0        0.75%          2.2%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.28             0  $         0        0.50%         33.3%
12/31/2016          0.96             0            0        0.50%         -6.3%
12/31/2015          1.02             0            0        0.50%          2.5%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.29             0  $         0        0.25%         33.7%
12/31/2016          0.96             0            0        0.25%         -6.1%
12/31/2015          1.03             0            0        0.25%          2.7%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.30             0  $         0        0.00%         34.0%
12/31/2016          0.97             0            0        0.00%         -5.8%
12/31/2015          1.03             0            0        0.00%          3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             COLUMBIA MID CAP VALUE FUND ADVISOR CLASS - 19766B356

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       328,617   $       353,608           23,281
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,042)
                                     ----------------
Net assets                           $       327,575
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       327,575         264,383  $         1.24
Band 100                                        --              --            1.25
Band 75                                         --              --            1.26
Band 50                                         --              --            1.27
Band 25                                         --              --            1.28
Band 0                                          --              --            1.29
                                   ---------------  --------------
 Total                             $       327,575         264,383
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          3,190
Mortality & expense charges                                                            (2,959)
                                                                             -----------------
Net investment income (loss)                                                              231
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,027
Realized gain distributions                                                            51,069
Net change in unrealized appreciation (depreciation)                                  (24,683)
                                                                             -----------------
Net gain (loss)                                                                        27,413
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         27,644
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            231   $           (156)
Net realized gain (loss)                                             1,027             (3,397)
Realized gain distributions                                         51,069              7,095
Net change in unrealized appreciation (depreciation)               (24,683)             6,805
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   27,644             10,347
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           255,363             46,216
Cost of units redeemed                                             (72,997)           (30,793)
Account charges                                                       (122)               (24)
                                                          -----------------  -----------------
Increase (decrease)                                                182,244             15,399
                                                          -----------------  -----------------
Net increase (decrease)                                            209,888             25,746
Net assets, beginning                                              117,687             91,941
                                                          -----------------  -----------------
Net assets, ending                                        $        327,575   $        117,687
                                                          =================  =================

Units sold                                                         303,786             45,690
Units redeemed                                                    (145,911)           (33,087)
                                                          -----------------  -----------------
Net increase (decrease)                                            157,875             12,603
Units outstanding, beginning                                       106,508             93,905
                                                          -----------------  -----------------
Units outstanding, ending                                          264,383            106,508
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        392,767
Cost of units redeemed/account charges                                                (104,127)
Net investment income (loss)                                                               (85)
Net realized gain (loss)                                                                (2,382)
Realized gain distributions                                                             66,393
Net change in unrealized appreciation (depreciation)                                   (24,991)
                                                                              -----------------
Net assets                                                                    $        327,575
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.24           264  $       328        1.25%         12.1%
12/31/2016          1.10           107          118        1.25%         12.9%
12/31/2015          0.98            94           92        1.25%         -2.1%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.25             0  $         0        1.00%         12.4%
12/31/2016          1.11             0            0        1.00%         13.1%
12/31/2015          0.98             0            0        1.00%         -1.9%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.26             0  $         0        0.75%         12.7%
12/31/2016          1.12             0            0        0.75%         13.4%
12/31/2015          0.98             0            0        0.75%         -1.6%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.27             0  $         0        0.50%         13.0%
12/31/2016          1.12             0            0        0.50%         13.7%
12/31/2015          0.99             0            0        0.50%         -1.4%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.28             0  $         0        0.25%         13.3%
12/31/2016          1.13             0            0        0.25%         14.0%
12/31/2015          0.99             0            0        0.25%         -1.1%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.29             0  $         0        0.00%         13.5%
12/31/2016          1.13             0            0        0.00%         14.3%
12/31/2015          0.99             0            0        0.00%         -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        0.9%
    2015        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         COLUMBIA SELECT LARGE-CAP VALUE FUND ADVISOR CLASS - 19766C396

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     17,361,627  $    15,999,306          630,349
                                                       ===============  ===============
Receivables: investments sold                   4,508
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     17,366,135
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   17,366,135      12,436,691  $          1.40
Band 100                                        --              --             1.41
Band 75                                         --              --             1.42
Band 50                                         --              --             1.43
Band 25                                         --              --             1.44
Band 0                                          --              --             1.45
                                    --------------  --------------
 Total                              $   17,366,135      12,436,691
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        179,340
Mortality & expense charges                                                         (116,829)
                                                                            -----------------
Net investment income (loss)                                                          62,511
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              22,824
Realized gain distributions                                                          609,441
Net change in unrealized appreciation (depreciation)                               1,362,321
                                                                            -----------------
Net gain (loss)                                                                    1,994,586
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      2,057,097
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         62,511   $             --
Net realized gain (loss)                                           22,824                 --
Realized gain distributions                                       609,441                 --
Net change in unrealized appreciation (depreciation)            1,362,321                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations               2,057,097                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                       17,338,496                 --
Cost of units redeemed                                         (1,971,407)                --
Account charges                                                   (58,051)                --
                                                         -----------------  ----------------
Increase (decrease)                                            15,309,038                 --
                                                         -----------------  ----------------
Net increase (decrease)                                        17,366,135                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $     17,366,135   $             --
                                                         =================  ================

Units sold                                                     14,052,821                 --
Units redeemed                                                 (1,616,130)                --
                                                         -----------------  ----------------
Net increase (decrease)                                        12,436,691                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                      12,436,691                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     17,338,496
Cost of units redeemed/account charges                                            (2,029,458)
Net investment income (loss)                                                          62,511
Net realized gain (loss)                                                              22,824
Realized gain distributions                                                          609,441
Net change in unrealized appreciation (depreciation)                               1,362,321
                                                                            -----------------
Net assets                                                                  $     17,366,135
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.40        12,437  $    17,366        1.25%         18.9%
12/31/2016          1.17             0            0        1.25%         19.2%
12/31/2015          0.99             0            0        1.25%         -1.4%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.41             0  $         0        1.00%         19.2%
12/31/2016          1.18             0            0        1.00%         19.5%
12/31/2015          0.99             0            0        1.00%         -1.2%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.42             0  $         0        0.75%         19.5%
12/31/2016          1.19             0            0        0.75%         19.8%
12/31/2015          0.99             0            0        0.75%         -1.0%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.43             0  $         0        0.50%         19.8%
12/31/2016          1.19             0            0        0.50%         20.1%
12/31/2015          0.99             0            0        0.50%         -0.7%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.44             0  $         0        0.25%         20.1%
12/31/2016          1.20             0            0        0.25%         20.4%
12/31/2015          1.00             0            0        0.25%         -0.5%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.45             0  $         0        0.00%         20.4%
12/31/2016          1.20             0            0        0.00%         20.7%
12/31/2015          1.00             0            0        0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.1%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              COLUMBIA CONTRARIAN CORE FUND A CLASS - 19765P109

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $      646,788   $       617,192           25,142
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                (870)
                                     ---------------
Net assets                           $      645,918
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       418,812         308,395  $         1.36
Band 100                                        --              --            1.37
Band 75                                         --              --            1.38
Band 50                                         --              --            1.39
Band 25                                         --              --            1.40
Band 0                                     227,106         161,173            1.41
                                   ---------------  --------------
 Total                             $       645,918         469,568
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          4,061
Mortality & expense charges                                                           (3,980)
                                                                            -----------------
Net investment income (loss)                                                              81
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              51,114
Realized gain distributions                                                           27,862
Net change in unrealized appreciation (depreciation)                                  21,667
                                                                            -----------------
Net gain (loss)                                                                      100,643
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        100,724
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             81   $          1,144
Net realized gain (loss)                                           51,114            (12,607)
Realized gain distributions                                        27,862              3,337
Net change in unrealized appreciation (depreciation)               21,667             16,601
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 100,724              8,475
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          449,215            431,528
Cost of units redeemed                                           (345,207)          (162,067)
Account charges                                                      (646)              (239)
                                                         -----------------  -----------------
Increase (decrease)                                               103,362            269,222
                                                         -----------------  -----------------
Net increase (decrease)                                           204,086            277,697
Net assets, beginning                                             441,832            164,135
                                                         -----------------  -----------------
Net assets, ending                                       $        645,918   $        441,832
                                                         =================  =================

Units sold                                                        349,922            388,373
Units redeemed                                                   (266,368)          (157,455)
                                                         -----------------  -----------------
Net increase (decrease)                                            83,554            230,918
Units outstanding, beginning                                      386,014            155,096
                                                         -----------------  -----------------
Units outstanding, ending                                         469,568            386,014
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,047,835
Cost of units redeemed/account charges                                              (509,427)
Net investment income (loss)                                                           4,348
Net realized gain (loss)                                                              38,502
Realized gain distributions                                                           35,064
Net change in unrealized appreciation (depreciation)                                  29,596
                                                                            -----------------
Net assets                                                                  $        645,918
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.36           308  $       419        1.25%         19.9%
12/31/2016          1.13           218          247        1.25%          7.0%
12/31/2015          1.06           155          164        1.25%          5.8%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.37             0  $         0        1.00%         20.2%
12/31/2016          1.14             0            0        1.00%          7.3%
12/31/2015          1.06             0            0        1.00%          6.1%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.38             0  $         0        0.75%         20.5%
12/31/2016          1.14             0            0        0.75%          7.5%
12/31/2015          1.06             0            0        0.75%          6.3%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.39             0  $         0        0.50%         20.8%
12/31/2016          1.15             0            0        0.50%          7.8%
12/31/2015          1.07             0            0        0.50%          6.6%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.40             0  $         0        0.25%         21.1%
12/31/2016          1.15             0            0        0.25%          8.1%
12/31/2015          1.07             0            0        0.25%          6.8%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.41           161  $       227        0.00%         21.4%
12/31/2016          1.16           168          195        0.00%          8.3%
12/31/2015          1.07             0            0        0.00%          7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        1.0%
    2015        4.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           COLUMBIA SELECT GLOBAL GROWTH FUND A CLASS - 19765M288

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        17,146  $        14,288             1,136
                                                       ===============   ===============
Receivables: investments sold                       8
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        17,154
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       17,154          13,799  $          1.24
Band 100                                        --              --             1.25
Band 75                                         --              --             1.26
Band 50                                         --              --             1.27
Band 25                                         --              --             1.28
Band 0                                          --              --             1.29
                                    --------------  --------------
 Total                              $       17,154          13,799
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                               (169)
                                                                              -----------------
Net investment income (loss)                                                              (169)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,665)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     8,683
                                                                              -----------------
Net gain (loss)                                                                          5,018
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          4,849
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (169)  $           (491)
Net realized gain (loss)                                            (3,665)              (746)
Realized gain distributions                                             --              2,578
Net change in unrealized appreciation (depreciation)                 8,683             (3,808)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    4,849             (2,467)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             6,513             15,755
Cost of units redeemed                                             (37,251)            (7,743)
Account charges                                                         --                (14)
                                                          -----------------  -----------------
Increase (decrease)                                                (30,738)             7,998
                                                          -----------------  -----------------
Net increase (decrease)                                            (25,889)             5,531
Net assets, beginning                                               43,043             37,512
                                                          -----------------  -----------------
Net assets, ending                                        $         17,154   $         43,043
                                                          =================  =================

Units sold                                                           5,698             16,408
Units redeemed                                                     (37,605)            (7,645)
                                                          -----------------  -----------------
Net increase (decrease)                                            (31,907)             8,763
Units outstanding, beginning                                        45,706             36,943
                                                          -----------------  -----------------
Units outstanding, ending                                           13,799             45,706
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $         61,389
Cost of units redeemed/account charges                                                 (45,009)
Net investment income (loss)                                                              (877)
Net realized gain (loss)                                                                (4,417)
Realized gain distributions                                                              3,210
Net change in unrealized appreciation (depreciation)                                     2,858
                                                                              -----------------
Net assets                                                                    $         17,154
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.24            14  $        17        1.25%         32.0%
12/31/2016          0.94            46           43        1.25%         -7.3%
12/31/2015          1.02            37           38        1.25%          1.5%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.25             0  $         0        1.00%         32.3%
12/31/2016          0.95             0            0        1.00%         -7.0%
12/31/2015          1.02             0            0        1.00%          1.8%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.26             0  $         0        0.75%         32.7%
12/31/2016          0.95             0            0        0.75%         -6.8%
12/31/2015          1.02             0            0        0.75%          2.0%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.27             0  $         0        0.50%         33.0%
12/31/2016          0.96             0            0        0.50%         -6.6%
12/31/2015          1.02             0            0        0.50%          2.3%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.28             0  $         0        0.25%         33.3%
12/31/2016          0.96             0            0        0.25%         -6.3%
12/31/2015          1.03             0            0        0.25%          2.5%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.29             0  $         0        0.00%         33.7%
12/31/2016          0.97             0            0        0.00%         -6.1%
12/31/2015          1.03             0            0        0.00%          2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         COLUMBIA MID CAP VALUE FUND A CLASS - 19765J863 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.23
Band 100                                        --              --            1.24
Band 75                                         --              --            1.25
Band 50                                         --              --            1.26
Band 25                                         --              --            1.27
Band 0                                          --              --            1.28
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.23             0  $         0        1.25%         11.9%
12/31/2016          1.10             0            0        1.25%         12.5%
12/31/2015          0.98             0            0        1.25%         -2.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.24             0  $         0        1.00%         12.2%
12/31/2016          1.11             0            0        1.00%         12.8%
12/31/2015          0.98             0            0        1.00%         -2.1%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.25             0  $         0        0.75%         12.5%
12/31/2016          1.11             0            0        0.75%         13.1%
12/31/2015          0.98             0            0        0.75%         -1.8%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.26             0  $         0        0.50%         12.8%
12/31/2016          1.12             0            0        0.50%         13.4%
12/31/2015          0.98             0            0        0.50%         -1.6%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.27             0  $         0        0.25%         13.0%
12/31/2016          1.12             0            0        0.25%         13.7%
12/31/2015          0.99             0            0        0.25%         -1.3%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.28             0  $         0        0.00%         13.3%
12/31/2016          1.13             0            0        0.00%         14.0%
12/31/2015          0.99             0            0        0.00%         -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          COLUMBIA SELECT LARGE-CAP VALUE FUND A CLASS - 19766H619

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.39
Band 100                                        --              --            1.40
Band 75                                         --              --            1.41
Band 50                                         --              --            1.42
Band 25                                         --              --            1.43
Band 0                                          --              --            1.44
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                                (5)
                                                                             -----------------
Net investment income (loss)                                                               (5)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  261
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                     (200)
                                                                             -----------------
Net gain (loss)                                                                            61
                                                                             -----------------

Increase (decrease) in net assets from operations                            $             56
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $             (5)  $              5
Net realized gain (loss)                                               261                  1
Realized gain distributions                                             --                138
Net change in unrealized appreciation (depreciation)                  (200)               198
                                                          -----------------  ----------------
Increase (decrease) in net assets from operations                       56                342
                                                          -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                                (1)             1,518
Cost of units redeemed                                              (2,071)                --
Account charges                                                        (60)                --
                                                          -----------------  ----------------
Increase (decrease)                                                 (2,132)             1,518
                                                          -----------------  ----------------
Net increase (decrease)                                             (2,076)             1,860
Net assets, beginning                                                2,076                216
                                                          -----------------  ----------------
Net assets, ending                                        $             --   $          2,076
                                                          =================  ================

Units sold                                                              --              1,556
Units redeemed                                                      (1,776)                --
                                                          -----------------  ----------------
Net increase (decrease)                                             (1,776)             1,556
Units outstanding, beginning                                         1,776                220
                                                          -----------------  ----------------
Units outstanding, ending                                               --              1,776
                                                          =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $          1,731
Cost of units redeemed/account charges                                                 (2,131)
Net investment income (loss)                                                               --
Net realized gain (loss)                                                                  262
Realized gain distributions                                                               138
Net change in unrealized appreciation (depreciation)                                       --
                                                                             -----------------
Net assets                                                                   $             --
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.39             0  $         0        1.25%         18.6%
12/31/2016          1.17             2            2        1.25%         18.9%
12/31/2015          0.98             0            0        1.25%         -1.7%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.40             0  $         0        1.00%         18.9%
12/31/2016          1.17             0            0        1.00%         19.2%
12/31/2015          0.99             0            0        1.00%         -1.5%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.41             0  $         0        0.75%         19.2%
12/31/2016          1.18             0            0        0.75%         19.5%
12/31/2015          0.99             0            0        0.75%         -1.2%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.42             0  $         0        0.50%         19.5%
12/31/2016          1.19             0            0        0.50%         19.8%
12/31/2015          0.99             0            0        0.50%         -1.0%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.43             0  $         0        0.25%         19.8%
12/31/2016          1.19             0            0        0.25%         20.1%
12/31/2015          0.99             0            0        0.25%         -0.8%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.44             0  $         0        0.00%         20.1%
12/31/2016          1.20             0            0        0.00%         20.4%
12/31/2015          0.99             0            0        0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        1.8%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         COLUMBIA SELECT SMALLER-CAP VALUE FUND A CLASS - 19766H510

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        633,706  $       623,700           35,176
                                                       ===============  ===============
Receivables: investments sold                   1,222
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        634,928
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       331,451         268,677  $         1.23
Band 100                                   196,388         158,022            1.24
Band 75                                         --              --            1.25
Band 50                                         --              --            1.26
Band 25                                         --              --            1.27
Band 0                                     107,089          83,659            1.28
                                   ---------------  --------------
 Total                             $       634,928         510,358
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (7,676)
                                                                            -----------------
Net investment income (loss)                                                          (7,676)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              19,505
Realized gain distributions                                                           93,873
Net change in unrealized appreciation (depreciation)                                 (22,048)
                                                                            -----------------
Net gain (loss)                                                                       91,330
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         83,654
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (7,676)  $         (5,431)
Net realized gain (loss)                                           19,505             (5,034)
Realized gain distributions                                        93,873             47,154
Net change in unrealized appreciation (depreciation)              (22,048)            57,535
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  83,654             94,224
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          123,008            582,398
Cost of units redeemed                                           (375,226)           (57,408)
Account charges                                                      (454)              (347)
                                                         -----------------  -----------------
Increase (decrease)                                              (252,672)           524,643
                                                         -----------------  -----------------
Net increase (decrease)                                          (169,018)           618,867
Net assets, beginning                                             803,946            185,079
                                                         -----------------  -----------------
Net assets, ending                                       $        634,928   $        803,946
                                                         =================  =================

Units sold                                                        113,821            591,007
Units redeemed                                                   (324,553)           (55,681)
                                                         -----------------  -----------------
Net increase (decrease)                                          (210,732)           535,326
Units outstanding, beginning                                      721,090            185,764
                                                         -----------------  -----------------
Units outstanding, ending                                         510,358            721,090
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        897,473
Cost of units redeemed/account charges                                              (434,644)
Net investment income (loss)                                                         (13,730)
Net realized gain (loss)                                                              14,310
Realized gain distributions                                                          161,513
Net change in unrealized appreciation (depreciation)                                  10,006
                                                                            -----------------
Net assets                                                                  $        634,928
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.23           269  $       331        1.25%         11.2%
12/31/2016          1.11           466          517        1.25%         11.4%
12/31/2015          1.00           186          185        1.25%         -0.4%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.24           158  $       196        1.00%         11.5%
12/31/2016          1.11           138          153        1.00%         11.6%
12/31/2015          1.00             0            0        1.00%         -0.1%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.25             0  $         0        0.75%         11.8%
12/31/2016          1.12             0            0        0.75%         11.9%
12/31/2015          1.00             0            0        0.75%          0.1%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.26             0  $         0        0.50%         12.0%
12/31/2016          1.13             0            0        0.50%         12.2%
12/31/2015          1.00             0            0        0.50%          0.4%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.27             0  $         0        0.25%         12.3%
12/31/2016          1.13             0            0        0.25%         12.5%
12/31/2015          1.01             0            0        0.25%          0.6%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.28            84  $       107        0.00%         12.6%
12/31/2016          1.14           117          133        0.00%         12.7%
12/31/2015          1.01             0            0        0.00%          0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         COLUMBIA U.S. GOVERNMENT MORTGAGE FUND A CLASS - 19766J102

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        248,782  $       249,788           46,259
                                                       ===============  ===============
Receivables: investments sold                   1,944
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        250,726
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       250,726         246,155  $         1.02
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.04
Band 25                                         --              --            1.05
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $       250,726         246,155
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          9,349
Mortality & expense charges                                                             (4,691)
                                                                              -----------------
Net investment income (loss)                                                             4,658
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,472)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     6,550
                                                                              -----------------
Net gain (loss)                                                                          4,078
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          8,736
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          4,658   $            393
Net realized gain (loss)                                            (2,472)              (210)
Realized gain distributions                                             --              1,528
Net change in unrealized appreciation (depreciation)                 6,550             (7,556)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    8,736             (5,845)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           335,000            347,019
Cost of units redeemed                                            (418,948)           (15,142)
Account charges                                                        (92)                (2)
                                                          -----------------  -----------------
Increase (decrease)                                                (84,040)           331,875
                                                          -----------------  -----------------
Net increase (decrease)                                            (75,304)           326,030
Net assets, beginning                                              326,030                 --
                                                          -----------------  -----------------
Net assets, ending                                        $        250,726   $        326,030
                                                          =================  =================

Units sold                                                         330,920            340,633
Units redeemed                                                    (410,295)           (15,103)
                                                          -----------------  -----------------
Net increase (decrease)                                            (79,375)           325,530
Units outstanding, beginning                                       325,530                 --
                                                          -----------------  -----------------
Units outstanding, ending                                          246,155            325,530
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        682,019
Cost of units redeemed/account charges                                                (434,184)
Net investment income (loss)                                                             5,051
Net realized gain (loss)                                                                (2,682)
Realized gain distributions                                                              1,528
Net change in unrealized appreciation (depreciation)                                    (1,006)
                                                                              -----------------
Net assets                                                                    $        250,726
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.02           246  $       251        1.25%          1.7%
12/31/2016          1.00           326          326        1.25%          0.9%
12/31/2015          0.99             0            0        1.25%         -0.8%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        1.00%          2.0%
12/31/2016          1.01             0            0        1.00%          1.2%
12/31/2015          0.99             0            0        1.00%         -0.5%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.75%          2.2%
12/31/2016          1.01             0            0        0.75%          1.4%
12/31/2015          1.00             0            0        0.75%         -0.3%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.04             0  $         0        0.50%          2.5%
12/31/2016          1.02             0            0        0.50%          1.7%
12/31/2015          1.00             0            0        0.50%          0.0%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.05             0  $         0        0.25%          2.7%
12/31/2016          1.02             0            0        0.25%          1.9%
12/31/2015          1.00             0            0        0.25%          0.2%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.06             0  $         0        0.00%          3.0%
12/31/2016          1.03             0            0        0.00%          2.2%
12/31/2015          1.00             0            0        0.00%          0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.2%
    2016        0.6%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        COLUMBIA SELECT SMALLER-CAP VALUE FUND ADVISOR CLASS - 19766C388

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       125,458   $       129,174            5,984
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (30)
                                     ----------------
Net assets                           $       125,428
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       125,428         100,915  $         1.24
Band 100                                        --              --            1.25
Band 75                                         --              --            1.26
Band 50                                         --              --            1.27
Band 25                                         --              --            1.28
Band 0                                          --              --            1.29
                                   ---------------  --------------
 Total                             $       125,428         100,915
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $              --
Mortality & expense charges                                                               (1,461)
                                                                               ------------------
Net investment income (loss)                                                              (1,461)
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (3)
Realized gain distributions                                                               13,068
Net change in unrealized appreciation (depreciation)                                       1,327
                                                                               ------------------
Net gain (loss)                                                                           14,392
                                                                               ------------------

Increase (decrease) in net assets from operations                              $          12,931
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                              PERIOD ENDED        PERIOD ENDED
                                                              DECEMBER 31,        DECEMBER 31,
                                                                  2017*               2016*
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (1,461)  $             (88)
Net realized gain (loss)                                                   (3)                 (3)
Realized gain distributions                                            13,068               5,793
Net change in unrealized appreciation (depreciation)                    1,327              (5,043)
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations                      12,931                 659
                                                            ------------------  ------------------

Contract owner transactions:
Proceeds from units sold                                                1,477             111,826
Cost of units redeemed                                                    (61)                 --
Account charges                                                        (1,264)               (140)
                                                            ------------------  ------------------
Increase (decrease)                                                       152             111,686
                                                            ------------------  ------------------
Net increase (decrease)                                                13,083             112,345
Net assets, beginning                                                 112,345                  --
                                                            ------------------  ------------------
Net assets, ending                                          $         125,428   $         112,345
                                                            ==================  ==================

Units sold                                                              1,261             100,908
Units redeemed                                                         (1,128)               (126)
                                                            ------------------  ------------------
Net increase (decrease)                                                   133             100,782
Units outstanding, beginning                                          100,782                  --
                                                            ------------------  ------------------
Units outstanding, ending                                             100,915             100,782
                                                            ==================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $         113,303
Cost of units redeemed/account charges                                                    (1,465)
Net investment income (loss)                                                              (1,549)
Net realized gain (loss)                                                                      (6)
Realized gain distributions                                                               18,861
Net change in unrealized appreciation (depreciation)                                      (3,716)
                                                                               ------------------
Net assets                                                                     $         125,428
                                                                               ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.24           101  $       125        1.25%         11.5%
12/31/2016          1.11           101          112        1.25%         11.7%
12/31/2015          1.00             0            0        1.25%         -0.2%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.25             0  $         0        1.00%         11.8%
12/31/2016          1.12             0            0        1.00%         11.9%
12/31/2015          1.00             0            0        1.00%          0.1%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.26             0  $         0        0.75%         12.1%
12/31/2016          1.13             0            0        0.75%         12.2%
12/31/2015          1.00             0            0        0.75%          0.3%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.27             0  $         0        0.50%         12.3%
12/31/2016          1.13             0            0        0.50%         12.5%
12/31/2015          1.01             0            0        0.50%          0.6%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.28             0  $         0        0.25%         12.6%
12/31/2016          1.14             0            0        0.25%         12.8%
12/31/2015          1.01             0            0        0.25%          0.8%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.29             0  $         0        0.00%         12.9%
12/31/2016          1.14             0            0        0.00%         13.1%
12/31/2015          1.01             0            0        0.00%          1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        COLUMBIA U.S. GOVERNMENT MORTGAGE FUND ADVISOR CLASS - 19766C347

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        204,564  $       205,086           38,561
                                                       ===============  ===============
Receivables: investments sold                   4,054
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        208,618
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       208,618         203,302  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.04
Band 50                                         --              --            1.05
Band 25                                         --              --            1.06
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $       208,618         203,302
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          5,131
Mortality & expense charges                                                             (2,201)
                                                                              -----------------
Net investment income (loss)                                                             2,930
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (516)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                       479
                                                                              -----------------
Net gain (loss)                                                                            (37)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          2,893
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2017*             2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          2,930   $            430
Net realized gain (loss)                                              (516)                 3
Realized gain distributions                                             --                302
Net change in unrealized appreciation (depreciation)                   479             (1,001)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    2,893               (266)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           243,919             76,929
Cost of units redeemed                                            (101,167)           (13,099)
Account charges                                                       (573)               (18)
                                                          -----------------  -----------------
Increase (decrease)                                                142,179             63,812
                                                          -----------------  -----------------
Net increase (decrease)                                            145,072             63,546
Net assets, beginning                                               63,546                 --
                                                          -----------------  -----------------
Net assets, ending                                        $        208,618   $         63,546
                                                          =================  =================

Units sold                                                         239,733             76,101
Units redeemed                                                     (99,572)           (12,960)
                                                          -----------------  -----------------
Net increase (decrease)                                            140,161             63,141
Units outstanding, beginning                                        63,141                 --
                                                          -----------------  -----------------
Units outstanding, ending                                          203,302             63,141
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         320,848
Cost of units redeemed/account charges                                                (114,857)
Net investment income (loss)                                                             3,360
Net realized gain (loss)                                                                  (513)
Realized gain distributions                                                                302
Net change in unrealized appreciation (depreciation)                                      (522)
                                                                             ------------------
Net assets                                                                   $         208,618
                                                                             ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03           203  $       209        1.25%          2.0%
12/31/2016          1.01            63           64        1.25%          1.0%
12/31/2015          1.00             0            0        1.25%         -0.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        1.00%          2.2%
12/31/2016          1.01             0            0        1.00%          1.2%
12/31/2015          1.00             0            0        1.00%         -0.1%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.04             0  $         0        0.75%          2.5%
12/31/2016          1.02             0            0        0.75%          1.5%
12/31/2015          1.00             0            0        0.75%          0.1%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.05             0  $         0        0.50%          2.7%
12/31/2016          1.02             0            0        0.50%          1.7%
12/31/2015          1.00             0            0        0.50%          0.4%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.06             0  $         0        0.25%          3.0%
12/31/2016          1.03             0            0        0.25%          2.0%
12/31/2015          1.01             0            0        0.25%          0.6%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.06             0  $         0        0.00%          3.2%
12/31/2016          1.03             0            0        0.00%          2.2%
12/31/2015          1.01             0            0        0.00%          0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.8%
    2016        3.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     COLUMBIA SELECT SMALLER-CAP VALUE FUND INSTITUTIONAL CLASS - 19766H437
                                  (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.27
Band 100                                        --              --            1.27
Band 75                                         --              --            1.28
Band 50                                         --              --            1.28
Band 25                                         --              --            1.29
Band 0                                          --              --            1.29
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.27             0  $         0        1.25%         11.5%
12/31/2016          1.14             0            0        1.25%         13.7%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.27             0  $         0        1.00%         11.8%
12/31/2016          1.14             0            0        1.00%         13.9%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.28             0  $         0        0.75%         12.0%
12/31/2016          1.14             0            0        0.75%         14.0%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.28             0  $         0        0.50%         12.3%
12/31/2016          1.14             0            0        0.50%         14.2%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.29             0  $         0        0.25%         12.6%
12/31/2016          1.14             0            0        0.25%         14.4%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.29             0  $         0        0.00%         12.9%
12/31/2016          1.15             0            0        0.00%         14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      COLUMBIA ACORN INTERNATIONAL FUND Y CLASS - 197199458 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.31
Band 100                                        --              --            1.32
Band 75                                         --              --            1.32
Band 50                                         --              --            1.32
Band 25                                         --              --            1.33
Band 0                                          --              --            1.33
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.31             0  $         0        1.25%         30.7%
12/31/2016          1.00             0            0        1.25%          0.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.32             0  $         0        1.00%         31.0%
12/31/2016          1.00             0            0        1.00%          0.4%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.32             0  $         0        0.75%         31.4%
12/31/2016          1.00             0            0        0.75%          0.4%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.32             0  $         0        0.50%         31.7%
12/31/2016          1.00             0            0        0.50%          0.4%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.33             0  $         0        0.25%         32.0%
12/31/2016          1.00             0            0        0.25%          0.4%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.33             0  $         0        0.00%         32.4%
12/31/2016          1.00             0            0        0.00%          0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     COLUMBIA EMERGING MARKETS BOND FUND INSTITUTIONAL 3 CLASS - 19766C545

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       173,681  $        172,938           14,568
                                                      ================  ===============
Receivables: investments sold                    265
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       173,946
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       173,946         155,003  $         1.12
Band 100                                        --              --            1.13
Band 75                                         --              --            1.13
Band 50                                         --              --            1.13
Band 25                                         --              --            1.13
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $       173,946         155,003
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          5,357
Mortality & expense charges                                                              (886)
                                                                             -----------------
Net investment income (loss)                                                            4,471
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  123
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                      743
                                                                             -----------------
Net gain (loss)                                                                           866
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          5,337
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,471   $             --
Net realized gain (loss)                                              123                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  743                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   5,337                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          179,268                 --
Cost of units redeemed                                            (10,648)                --
Account charges                                                       (11)                --
                                                         -----------------  ----------------
Increase (decrease)                                               168,609                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           173,946                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        173,946   $             --
                                                         =================  ================

Units sold                                                        164,762                 --
Units redeemed                                                     (9,759)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           155,003                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         155,003                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        179,268
Cost of units redeemed/account charges                                                (10,659)
Net investment income (loss)                                                            4,471
Net realized gain (loss)                                                                  123
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                      743
                                                                             -----------------
Net assets                                                                   $        173,946
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.12           155  $       174        1.25%         11.4%
12/31/2016          1.01             0            0        1.25%          0.7%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        1.00%         11.7%
12/31/2016          1.01             0            0        1.00%          0.8%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.75%         11.9%
12/31/2016          1.01             0            0        0.75%          0.8%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.50%         12.2%
12/31/2016          1.01             0            0        0.50%          0.8%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.25%         12.5%
12/31/2016          1.01             0            0        0.25%          0.8%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.00%         12.8%
12/31/2016          1.01             0            0        0.00%          0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        6.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          COLUMBIA OVERSEAS VALUE FUND A CLASS - 19765M338 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.13
Band 100                                        --              --            1.13
Band 75                                         --              --            1.14
Band 50                                         --              --            1.14
Band 25                                         --              --            1.14
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        1.25%         13.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        1.00%         13.4%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.75%         13.6%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.50%         13.7%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.25%         13.9%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.00%         14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       COLUMBIA OVERSEAS VALUE FUND ADVISOR CLASS - 19766P884 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.13
Band 100                                        --              --            1.14
Band 75                                         --              --            1.14
Band 50                                         --              --            1.14
Band 25                                         --              --            1.14
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        1.25%         13.4%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        1.00%         13.6%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.75%         13.7%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.50%         13.9%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.25%         14.0%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.00%         14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   COLUMBIA OVERSEAS VALUE FUND INSTITUTIONAL 3 CLASS - 19766P868 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.13
Band 100                                        --              --            1.14
Band 75                                         --              --            1.14
Band 50                                         --              --            1.14
Band 25                                         --              --            1.14
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        1.25%         13.5%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        1.00%         13.6%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.75%         13.8%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.50%         13.9%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.25%         14.1%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.00%         14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
COLUMBIA SELIGMAN COMMUNICATIONS AND INFO FUND INSTITUTIONAL 3 CLASS - 19766J367

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        342,608  $       372,864            4,494
                                                       ===============  ===============
Receivables: investments sold                   1,955
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        344,563
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       344,563         318,058  $         1.08
Band 100                                        --              --            1.08
Band 75                                         --              --            1.09
Band 50                                         --              --            1.09
Band 25                                         --              --            1.09
Band 0                                          --              --            1.09
                                   ---------------  --------------
 Total                             $       344,563         318,058
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $              --
Mortality & expense charges                                                               (887)
                                                                             ------------------
Net investment income (loss)                                                              (887)
                                                                             ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (104)
Realized gain distributions                                                             33,001
Net change in unrealized appreciation (depreciation)                                   (30,256)
                                                                             ------------------
Net gain (loss)                                                                          2,641
                                                                             ------------------

Increase (decrease) in net assets from operations                            $           1,754
                                                                             ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (887)  $             --
Net realized gain (loss)                                             (104)                --
Realized gain distributions                                        33,001                 --
Net change in unrealized appreciation (depreciation)              (30,256)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   1,754                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          346,281                 --
Cost of units redeemed                                             (3,422)                --
Account charges                                                       (50)                --
                                                         -----------------  ----------------
Increase (decrease)                                               342,809                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           344,563                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        344,563   $             --
                                                         =================  ================

Units sold                                                        321,221                 --
Units redeemed                                                     (3,163)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           318,058                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         318,058                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         346,281
Cost of units redeemed/account charges                                                  (3,472)
Net investment income (loss)                                                              (887)
Net realized gain (loss)                                                                  (104)
Realized gain distributions                                                             33,001
Net change in unrealized appreciation (depreciation)                                   (30,256)
                                                                             ------------------
Net assets                                                                   $         344,563
                                                                             ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.08           318  $       345        1.25%          8.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.08             0  $         0        1.00%          8.5%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09             0  $         0        0.75%          8.6%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09             0  $         0        0.50%          8.8%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09             0  $         0        0.25%          8.9%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09             0  $         0        0.00%          9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    COLUMBIA U.S. GOVERNMENT MORTGAGE FUND INSTITUTIONAL 3 CLASS - 19766J581
                                  (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.00             0  $         0        1.25%          0.0%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.00             0  $         0        1.00%          0.1%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.00             0  $         0        0.75%          0.2%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.00             0  $         0        0.50%          0.3%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.00             0  $         0        0.25%          0.5%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.01             0  $         0        0.00%          0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                  CRM MID CAP VALUE INVESTOR CLASS - 92934R777

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $           214  $           246               10
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $           214
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           214              78  $         2.75
Band 100                                        --              --            2.81
Band 75                                         --              --            2.87
Band 50                                         --              --            2.93
Band 25                                         --              --            2.99
Band 0                                          --              --            3.06
                                   ---------------  --------------
 Total                             $           214              78
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $              2
Mortality & expense charges                                                               (2)
                                                                            -----------------
Net investment income (loss)                                                              --
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               34
Net change in unrealized appreciation (depreciation)                                      (2)
                                                                            -----------------
Net gain (loss)                                                                           32
                                                                            -----------------

Increase (decrease) in net assets from operations                           $             32
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             (1)
Net realized gain (loss)                                               --                 (1)
Realized gain distributions                                            34                  7
Net change in unrealized appreciation (depreciation)                   (2)                19
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                      32                 24
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                                1                  1
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                                     1                  1
                                                         -----------------  -----------------
Net increase (decrease)                                                33                 25
Net assets, beginning                                                 181                156
                                                         -----------------  -----------------
Net assets, ending                                       $            214   $            181
                                                         =================  =================

Units sold                                                             --                  1
Units redeemed                                                         --                 --
                                                         -----------------  -----------------
Net increase (decrease)                                                --                  1
Units outstanding, beginning                                           78                 77
                                                         -----------------  -----------------
Units outstanding, ending                                              78                 78
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,080,337
Cost of units redeemed/account charges                                            (1,387,181)
Net investment income (loss)                                                         (21,096)
Net realized gain (loss)                                                              35,056
Realized gain distributions                                                          293,130
Net change in unrealized appreciation (depreciation)                                     (32)
                                                                            -----------------
Net assets                                                                  $            214
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.75             0  $         0        1.25%         17.6%
12/31/2016          2.33             0            0        1.25%         14.6%
12/31/2015          2.04             0            0        1.25%         -3.8%
12/31/2014          2.12           377          798        1.25%          4.4%
12/31/2013          2.03           380          770        1.25%         31.4%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.81             0  $         0        1.00%         17.9%
12/31/2016          2.38             0            0        1.00%         14.9%
12/31/2015          2.07             0            0        1.00%         -3.6%
12/31/2014          2.15             0            0        1.00%          4.7%
12/31/2013          2.05             0            0        1.00%         31.8%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.87             0  $         0        0.75%         18.2%
12/31/2016          2.43             0            0        0.75%         15.1%
12/31/2015          2.11             0            0        0.75%         -3.3%
12/31/2014          2.18             0            0        0.75%          5.0%
12/31/2013          2.08             0            0        0.75%         32.1%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.93             0  $         0        0.50%         18.5%
12/31/2016          2.47             0            0        0.50%         15.4%
12/31/2015          2.14             0            0        0.50%         -3.1%
12/31/2014          2.21             0            0        0.50%          5.2%
12/31/2013          2.10             0            0        0.50%         32.4%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.99             0  $         0        0.25%         18.8%
12/31/2016          2.52             0            0        0.25%         15.7%
12/31/2015          2.18             0            0        0.25%         -2.8%
12/31/2014          2.24             0            0        0.25%          5.5%
12/31/2013          2.13             0            0        0.25%         32.8%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      3.06             0  $         0        0.00%         19.1%
12/31/2016          2.57             0            0        0.00%         16.0%
12/31/2015          2.21             0            0        0.00%         -2.6%
12/31/2014          2.27             0            0        0.00%          5.7%
12/31/2013          2.15             0            0        0.00%         33.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        0.0%
    2015        0.0%
    2014        0.6%
    2013        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         CRM SMALL CAP VALUE INVESTOR CLASS - 92934R793 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         2.96
Band 100                                        --              --            3.02
Band 75                                         --              --            3.09
Band 50                                         --              --            3.16
Band 25                                         --              --            3.23
Band 0                                          --              --            3.30
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      2.96             0  $         0        1.25%         12.9%
12/31/2016          2.62             0            0        1.25%         23.0%
12/31/2015          2.13             0            0        1.25%         -3.7%
12/31/2014          2.21             0            0        1.25%          2.9%
12/31/2013          2.15             0            0        1.25%         36.1%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      3.02             0  $         0        1.00%         13.2%
12/31/2016          2.67             0            0        1.00%         23.3%
12/31/2015          2.17             0            0        1.00%         -3.4%
12/31/2014          2.24             0            0        1.00%          3.1%
12/31/2013          2.17             0            0        1.00%         36.4%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      3.09             0  $         0        0.75%         13.5%
12/31/2016          2.72             0            0        0.75%         23.6%
12/31/2015          2.20             0            0        0.75%         -3.2%
12/31/2014          2.28             0            0        0.75%          3.4%
12/31/2013          2.20             0            0        0.75%         36.8%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      3.16             0  $         0        0.50%         13.8%
12/31/2016          2.77             0            0        0.50%         23.9%
12/31/2015          2.24             0            0        0.50%         -3.0%
12/31/2014          2.31             0            0        0.50%          3.7%
12/31/2013          2.23             0            0        0.50%         37.1%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      3.23             0  $         0        0.25%         14.1%
12/31/2016          2.83             0            0        0.25%         24.2%
12/31/2015          2.28             0            0        0.25%         -2.7%
12/31/2014          2.34             0            0        0.25%          3.9%
12/31/2013          2.25             0            0        0.25%         37.5%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      3.30             0  $         0        0.00%         14.3%
12/31/2016          2.88             0            0        0.00%         24.5%
12/31/2015          2.31             0            0        0.00%         -2.5%
12/31/2014          2.37             0            0        0.00%          4.2%
12/31/2013          2.28             0            0        0.00%         37.8%


The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               DEUTSCHE MID CAP VALUE FUND S CLASS - 25159G886

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $      217,079   $       203,800           11,580
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                (411)
                                     ---------------
Net assets                           $      216,668
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       216,668          71,288  $         3.04
Band 100                                        --              --            3.11
Band 75                                         --              --            3.17
Band 50                                         --              --            3.24
Band 25                                         --              --            3.31
Band 0                                          --              --            3.39
                                   ---------------  --------------
 Total                             $       216,668          71,288
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,737
Mortality & expense charges                                                            (1,784)
                                                                             -----------------
Net investment income (loss)                                                              (47)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  512
Realized gain distributions                                                             5,585
Net change in unrealized appreciation (depreciation)                                   12,954
                                                                             -----------------
Net gain (loss)                                                                        19,051
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         19,004
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (47)  $            102
Net realized gain (loss)                                              512              3,913
Realized gain distributions                                         5,585              2,368
Net change in unrealized appreciation (depreciation)               12,954              1,929
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  19,004              8,312
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          156,065            129,506
Cost of units redeemed                                            (13,944)          (116,940)
Account charges                                                      (223)               (23)
                                                         -----------------  -----------------
Increase (decrease)                                               141,898             12,543
                                                         -----------------  -----------------
Net increase (decrease)                                           160,902             20,855
Net assets, beginning                                              55,766             34,911
                                                         -----------------  -----------------
Net assets, ending                                       $        216,668   $         55,766
                                                         =================  =================

Units sold                                                         55,719             51,036
Units redeemed                                                     (4,908)           (44,693)
                                                         -----------------  -----------------
Net increase (decrease)                                            50,811              6,343
Units outstanding, beginning                                       20,477             14,134
                                                         -----------------  -----------------
Units outstanding, ending                                          71,288             20,477
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        320,397
Cost of units redeemed/account charges                                               (132,781)
Net investment income (loss)                                                             (319)
Net realized gain (loss)                                                                4,801
Realized gain distributions                                                            11,291
Net change in unrealized appreciation (depreciation)                                   13,279
                                                                             -----------------
Net assets                                                                   $        216,668
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      3.04            71  $       217        1.25%         11.6%
12/31/2016          2.72            20           56        1.25%         10.3%
12/31/2015          2.47            14           35        1.25%          0.8%
12/31/2014          2.45            12           29        1.25%          7.8%
12/31/2013          2.27             2            4        1.25%         37.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      3.11             0  $         0        1.00%         11.9%
12/31/2016          2.78             0            0        1.00%         10.5%
12/31/2015          2.51             0            0        1.00%          1.1%
12/31/2014          2.49             0            0        1.00%          8.0%
12/31/2013          2.30             0            0        1.00%         37.6%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      3.17             0  $         0        0.75%         12.2%
12/31/2016          2.83             0            0        0.75%         10.8%
12/31/2015          2.55             0            0        0.75%          1.3%
12/31/2014          2.52             0            0        0.75%          8.3%
12/31/2013          2.33             0            0        0.75%         37.9%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      3.24             0  $         0        0.50%         12.4%
12/31/2016          2.88             0            0        0.50%         11.1%
12/31/2015          2.60             0            0        0.50%          1.6%
12/31/2014          2.56             0            0        0.50%          8.6%
12/31/2013          2.35             0            0        0.50%         38.3%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      3.31             0  $         0        0.25%         12.7%
12/31/2016          2.94             0            0        0.25%         11.4%
12/31/2015          2.64             0            0        0.25%          1.8%
12/31/2014          2.59             0            0        0.25%          8.9%
12/31/2013          2.38             0            0        0.25%         38.6%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      3.39             0  $         0        0.00%         13.0%
12/31/2016          3.00             0            0        0.00%         11.6%
12/31/2015          2.68             0            0        0.00%          2.1%
12/31/2014          2.63             0            0        0.00%          9.1%
12/31/2013          2.41             0            0        0.00%         39.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.4%
    2015        0.3%
    2014        0.5%
    2013        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                DEUTSCHE REAL ASSETS FUND S CLASS - 25159K804

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         62,189  $        58,866            6,561
                                                       ===============  ===============
Receivables: investments sold                      18
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         62,207
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       62,207          41,726  $          1.49
Band 100                                        --              --             1.52
Band 75                                         --              --             1.56
Band 50                                         --              --             1.59
Band 25                                         --              --             1.63
Band 0                                          --              --             1.66
                                    --------------  --------------
 Total                              $       62,207          41,726
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,083
Mortality & expense charges                                                              (751)
                                                                             -----------------
Net investment income (loss)                                                              332
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  498
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    6,749
                                                                             -----------------
Net gain (loss)                                                                         7,247
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          7,579
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            332   $            335
Net realized gain (loss)                                              498               (845)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                6,749              2,081
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   7,579              1,571
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           11,361             24,344
Cost of units redeemed                                            (15,019)           (26,461)
Account charges                                                      (108)              (155)
                                                         -----------------  -----------------
Increase (decrease)                                                (3,766)            (2,272)
                                                         -----------------  -----------------
Net increase (decrease)                                             3,813               (701)
Net assets, beginning                                              58,394             59,095
                                                         -----------------  -----------------
Net assets, ending                                       $         62,207   $         58,394
                                                         =================  =================

Units sold                                                          8,185             18,355
Units redeemed                                                    (10,880)           (20,197)
                                                         -----------------  -----------------
Net increase (decrease)                                            (2,695)            (1,842)
Units outstanding, beginning                                       44,421             46,263
                                                         -----------------  -----------------
Units outstanding, ending                                          41,726             44,421
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         118,785
Cost of units redeemed/account charges                                                 (61,263)
Net investment income (loss)                                                             1,830
Net realized gain (loss)                                                                  (468)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     3,323
                                                                             ------------------
Net assets                                                                   $          62,207
                                                                             ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.49            42  $        62        1.25%         13.4%
12/31/2016          1.31            44           58        1.25%          2.9%
12/31/2015          1.28            46           59        1.25%        -10.8%
12/31/2014          1.43            16           23        1.25%          2.0%
12/31/2013          1.40             0            0        1.25%         -0.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.52             0  $         0        1.00%         13.7%
12/31/2016          1.34             0            0        1.00%          3.2%
12/31/2015          1.30             0            0        1.00%        -10.6%
12/31/2014          1.45             0            0        1.00%          2.3%
12/31/2013          1.42             0            0        1.00%         -0.1%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.56             0  $         0        0.75%         14.0%
12/31/2016          1.37             0            0        0.75%          3.4%
12/31/2015          1.32             0            0        0.75%        -10.3%
12/31/2014          1.47             0            0        0.75%          2.5%
12/31/2013          1.44             0            0        0.75%          0.2%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.59             0  $         0        0.50%         14.3%
12/31/2016          1.39             0            0        0.50%          3.7%
12/31/2015          1.34             0            0        0.50%        -10.1%
12/31/2014          1.49             0            0        0.50%          2.8%
12/31/2013          1.45             0            0        0.50%          0.4%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.63             0  $         0        0.25%         14.5%
12/31/2016          1.42             0            0        0.25%          3.9%
12/31/2015          1.37             0            0        0.25%         -9.9%
12/31/2014          1.52             0            0        0.25%          3.1%
12/31/2013          1.47             0            0        0.25%          0.7%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.66             0  $         0        0.00%         14.8%
12/31/2016          1.45             0            0        0.00%          4.2%
12/31/2015          1.39             0            0        0.00%         -9.7%
12/31/2014          1.54             0            0        0.00%          3.3%
12/31/2013          1.49             0            0        0.00%          0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        2.0%
    2015        2.7%
    2014        4.9%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                DEUTSCHE REAL ASSETS FUND A CLASS - 25159K879

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         87,363  $        83,120            9,145
                                                       ===============  ===============
Receivables: investments sold                      63
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         87,426
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $        5,114           3,484  $          1.47
Band 100                                        --              --             1.50
Band 75                                         --              --             1.53
Band 50                                         --              --             1.57
Band 25                                         --              --             1.60
Band 0                                      82,312          50,328             1.64
                                    --------------  --------------
 Total                              $       87,426          53,812
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          2,241
Mortality & expense charges                                                            (1,325)
                                                                             -----------------
Net investment income (loss)                                                              916
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,701
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   23,113
                                                                             -----------------
Net gain (loss)                                                                        24,814
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         25,730
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            916   $          1,415
Net realized gain (loss)                                             1,701             (6,107)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                23,113              9,075
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   25,730              4,383
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            32,650             83,740
Cost of units redeemed                                            (215,165)           (50,238)
Account charges                                                       (138)               (40)
                                                          -----------------  -----------------
Increase (decrease)                                               (182,653)            33,462
                                                          -----------------  -----------------
Net increase (decrease)                                           (156,923)            37,845
Net assets, beginning                                              244,349            206,504
                                                          -----------------  -----------------
Net assets, ending                                        $         87,426   $        244,349
                                                          =================  =================

Units sold                                                          23,135             63,222
Units redeemed                                                    (153,049)           (39,222)
                                                          -----------------  -----------------
Net increase (decrease)                                           (129,914)            24,000
Units outstanding, beginning                                       183,726            159,726
                                                          -----------------  -----------------
Units outstanding, ending                                           53,812            183,726
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        529,880
Cost of units redeemed/account charges                                                (451,849)
Net investment income (loss)                                                            14,448
Net realized gain (loss)                                                                (9,296)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     4,243
                                                                              -----------------
Net assets                                                                    $         87,426
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.47             3  $         5        1.25%         13.3%
12/31/2016          1.30           136          176        1.25%          2.7%
12/31/2015          1.26           114          144        1.25%        -10.8%
12/31/2014          1.41           137          194        1.25%          1.7%
12/31/2013          1.39            93          129        1.25%         -0.4%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.50             0  $         0        1.00%         13.5%
12/31/2016          1.32             0            0        1.00%          3.0%
12/31/2015          1.28             0            0        1.00%        -10.6%
12/31/2014          1.44             0            0        1.00%          2.0%
12/31/2013          1.41             0            0        1.00%         -0.2%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.53             0  $         0        0.75%         13.8%
12/31/2016          1.35             0            0        0.75%          3.2%
12/31/2015          1.30             0            0        0.75%        -10.4%
12/31/2014          1.46             0            0        0.75%          2.3%
12/31/2013          1.42             0            0        0.75%          0.1%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.57             0  $         0        0.50%         14.1%
12/31/2016          1.37             0            0        0.50%          3.5%
12/31/2015          1.33             0            0        0.50%        -10.2%
12/31/2014          1.48             0            0        0.50%          2.5%
12/31/2013          1.44             0            0        0.50%          0.3%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.60             0  $         0        0.25%         14.4%
12/31/2016          1.40             0            0        0.25%          3.7%
12/31/2015          1.35             0            0        0.25%         -9.9%
12/31/2014          1.50             0            0        0.25%          2.8%
12/31/2013          1.46             0            0        0.25%          0.6%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.64            50  $        82        0.00%         14.7%
12/31/2016          1.43            48           68        0.00%          4.0%
12/31/2015          1.37            45           62        0.00%         -9.7%
12/31/2014          1.52            49           75        0.00%          3.0%
12/31/2013          1.47            46           68        0.00%          0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        1.4%
    2015        2.0%
    2014        3.2%
    2013        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               DEUTSCHE MID CAP VALUE FUND A CLASS - 25159G852

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      154,043   $       135,838            8,189
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (496)
                                     ---------------
Net assets                           $      153,547
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $        68,307          22,978  $         2.97
Band 100                                    85,240          28,060            3.04
Band 75                                         --              --            3.10
Band 50                                         --              --            3.17
Band 25                                         --              --            3.24
Band 0                                          --              --            3.31
                                   ---------------  --------------
 Total                             $       153,547          51,038
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            852
Mortality & expense charges                                                            (1,800)
                                                                             -----------------
Net investment income (loss)                                                             (948)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,095
Realized gain distributions                                                             3,978
Net change in unrealized appreciation (depreciation)                                   10,401
                                                                             -----------------
Net gain (loss)                                                                        18,474
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         17,526
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (948)  $           (171)
Net realized gain (loss)                                             4,095             (6,940)
Realized gain distributions                                          3,978              7,882
Net change in unrealized appreciation (depreciation)                10,401             16,533
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   17,526             17,304
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            12,443             81,908
Cost of units redeemed                                             (35,075)           (81,941)
Account charges                                                        (80)               (10)
                                                          -----------------  -----------------
Increase (decrease)                                                (22,712)               (43)
                                                          -----------------  -----------------
Net increase (decrease)                                             (5,186)            17,261
Net assets, beginning                                              158,733            141,472
                                                          -----------------  -----------------
Net assets, ending                                        $        153,547   $        158,733
                                                          =================  =================

Units sold                                                           5,808             35,054
Units redeemed                                                     (13,554)           (33,849)
                                                          -----------------  -----------------
Net increase (decrease)                                             (7,746)             1,205
Units outstanding, beginning                                        58,784             57,579
                                                          -----------------  -----------------
Units outstanding, ending                                           51,038             58,784
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        499,225
Cost of units redeemed/account charges                                              (408,717)
Net investment income (loss)                                                          (4,118)
Net realized gain (loss)                                                              22,640
Realized gain distributions                                                           26,312
Net change in unrealized appreciation (depreciation)                                  18,205
                                                                            -----------------
Net assets                                                                  $        153,547
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.97            23   $        68         1.25%         11.4%
12/31/2016          2.67            24            63         1.25%         10.0%
12/31/2015          2.43            15            37         1.25%          0.5%
12/31/2014          2.41            40            96         1.25%          7.6%
12/31/2013          2.24            23            52         1.25%         36.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.04            28   $        85         1.00%         11.6%
12/31/2016          2.72            35            95         1.00%         10.3%
12/31/2015          2.47            42           104         1.00%          0.8%
12/31/2014          2.45            36            88         1.00%          7.8%
12/31/2013          2.27             2             4         1.00%         37.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.10             0   $         0         0.75%         11.9%
12/31/2016          2.77             0             0         0.75%         10.5%
12/31/2015          2.51             0             0         0.75%          1.0%
12/31/2014          2.48             0             0         0.75%          8.1%
12/31/2013          2.30             0             0         0.75%         37.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.17             0   $         0         0.50%         12.2%
12/31/2016          2.83             0             0         0.50%         10.8%
12/31/2015          2.55             0             0         0.50%          1.3%
12/31/2014          2.52             0             0         0.50%          8.4%
12/31/2013          2.32             0             0         0.50%         37.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.24             0   $         0         0.25%         12.5%
12/31/2016          2.88             0             0         0.25%         11.1%
12/31/2015          2.59             0             0         0.25%          1.5%
12/31/2014          2.55             0             0         0.25%          8.6%
12/31/2013          2.35             0             0         0.25%         38.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.31             0   $         0         0.00%         12.8%
12/31/2016          2.94             0             0         0.00%         11.4%
12/31/2015          2.64             0             0         0.00%          1.8%
12/31/2014          2.59             0             0         0.00%          8.9%
12/31/2013          2.38             0             0         0.00%         38.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        1.0%
    2015        0.0%
    2014        0.1%
    2013        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          DEUTSCHE REAL ESTATE SECURITIES FUND A CLASS - 25159L505

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       813,983  $        835,180           39,934
                                                      ================  ===============
Receivables: investments sold                    289
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       814,272
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       702,058         426,983  $         1.64
Band 100                                        --              --            1.67
Band 75                                         --              --            1.70
Band 50                                         --              --            1.73
Band 25                                         --              --            1.75
Band 0                                     112,214          62,910            1.78
                                   ---------------  --------------
 Total                             $       814,272         489,893
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         12,437
Mortality & expense charges                                                            (7,299)
                                                                             -----------------
Net investment income (loss)                                                            5,138
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (19,149)
Realized gain distributions                                                            22,619
Net change in unrealized appreciation (depreciation)                                   25,755
                                                                             -----------------
Net gain (loss)                                                                        29,225
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         34,363
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,138   $         10,653
Net realized gain (loss)                                          (19,149)           (31,551)
Realized gain distributions                                        22,619             61,540
Net change in unrealized appreciation (depreciation)               25,755             18,116
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  34,363             58,758
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          374,738            238,596
Cost of units redeemed                                           (298,016)          (766,693)
Account charges                                                      (720)              (499)
                                                         -----------------  -----------------
Increase (decrease)                                                76,002           (528,596)
                                                         -----------------  -----------------
Net increase (decrease)                                           110,365           (469,838)
Net assets, beginning                                             703,907          1,173,745
                                                         -----------------  -----------------
Net assets, ending                                       $        814,272   $        703,907
                                                         =================  =================

Units sold                                                        231,521            157,233
Units redeemed                                                   (184,116)          (499,136)
                                                         -----------------  -----------------
Net increase (decrease)                                            47,405           (341,903)
Units outstanding, beginning                                      442,488            784,391
                                                         -----------------  -----------------
Units outstanding, ending                                         489,893            442,488
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      3,178,598
Cost of units redeemed/account charges                                             (2,758,366)
Net investment income (loss)                                                           51,479
Net realized gain (loss)                                                                3,055
Realized gain distributions                                                           360,703
Net change in unrealized appreciation (depreciation)                                  (21,197)
                                                                             -----------------
Net assets                                                                   $        814,272
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.64           427   $       702         1.25%          4.8%
12/31/2016          1.57           356           559         1.25%          5.4%
12/31/2015          1.49           709         1,056         1.25%          1.3%
12/31/2014          1.47           735         1,080         1.25%         29.7%
12/31/2013          1.13           547           620         1.25%         -1.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.67             0   $         0         1.00%          5.1%
12/31/2016          1.59             0             0         1.00%          5.7%
12/31/2015          1.50             0             0         1.00%          1.6%
12/31/2014          1.48             0             0         1.00%         30.0%
12/31/2013          1.14             0             0         1.00%         -1.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.70             0   $         0         0.75%          5.3%
12/31/2016          1.61             0             0         0.75%          6.0%
12/31/2015          1.52             0             0         0.75%          1.8%
12/31/2014          1.50             0             0         0.75%         30.4%
12/31/2013          1.15             0             0         0.75%         -1.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.73             0   $         0         0.50%          5.6%
12/31/2016          1.64             0             0         0.50%          6.2%
12/31/2015          1.54             0             0         0.50%          2.1%
12/31/2014          1.51             0             0         0.50%         30.7%
12/31/2013          1.15             0             0         0.50%         -0.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.75             0   $         0         0.25%          5.8%
12/31/2016          1.66             0             0         0.25%          6.5%
12/31/2015          1.56             0             0         0.25%          2.3%
12/31/2014          1.52             0             0         0.25%         31.0%
12/31/2013          1.16             0             0         0.25%         -0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78            63   $       112         0.00%          6.1%
12/31/2016          1.68            86           145         0.00%          6.8%
12/31/2015          1.57            75           118         0.00%          2.6%
12/31/2014          1.54           111           170         0.00%         31.3%
12/31/2013          1.17            96           112         0.00%         -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        2.3%
    2015        1.8%
    2014        1.8%
    2013        2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          DEUTSCHE REAL ESTATE SECURITIES FUND S CLASS - 25159L885

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $     4,941,736  $     5,308,425          248,732
                                                      ===============  ===============
Receivables: investments sold                162,258
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     5,103,994
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,103,994       3,054,294  $          1.67
Band 100                                         --              --             1.70
Band 75                                          --              --             1.73
Band 50                                          --              --             1.75
Band 25                                          --              --             1.78
Band 0                                           --              --             1.81
                                    ---------------  --------------
 Total                              $     5,103,994       3,054,294
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         92,547
Mortality & expense charges                                                          (58,875)
                                                                            -----------------
Net investment income (loss)                                                          33,672
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (114,084)
Realized gain distributions                                                          136,641
Net change in unrealized appreciation (depreciation)                                 183,558
                                                                            -----------------
Net gain (loss)                                                                      206,115
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        239,787
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         33,672   $         78,025
Net realized gain (loss)                                         (114,084)           (82,910)
Realized gain distributions                                       136,641            411,284
Net change in unrealized appreciation (depreciation)              183,558           (175,967)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 239,787            230,432
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,494,614          1,530,283
Cost of units redeemed                                         (1,339,783)        (1,318,657)
Account charges                                                    (6,842)            (5,870)
                                                         -----------------  -----------------
Increase (decrease)                                               147,989            205,756
                                                         -----------------  -----------------
Net increase (decrease)                                           387,776            436,188
Net assets, beginning                                           4,716,218          4,280,030
                                                         -----------------  -----------------
Net assets, ending                                       $      5,103,994   $      4,716,218
                                                         =================  =================

Units sold                                                        946,834            964,219
Units redeemed                                                   (859,062)          (843,727)
                                                         -----------------  -----------------
Net increase (decrease)                                            87,772            120,492
Units outstanding, beginning                                    2,966,522          2,846,030
                                                         -----------------  -----------------
Units outstanding, ending                                       3,054,294          2,966,522
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    12,514,156
Cost of units redeemed/account charges                                           (8,786,566)
Net investment income (loss)                                                        204,560
Net realized gain (loss)                                                            118,492
Realized gain distributions                                                       1,420,041
Net change in unrealized appreciation (depreciation)                               (366,689)
                                                                            ----------------
Net assets                                                                  $     5,103,994
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.67         3,054   $     5,104         1.25%          5.1%
12/31/2016          1.59         2,967         4,716         1.25%          5.7%
12/31/2015          1.50         2,846         4,280         1.25%          1.6%
12/31/2014          1.48         3,055         4,522         1.25%         30.0%
12/31/2013          1.14         1,535         1,748         1.25%         -1.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.70             0   $         0         1.00%          5.4%
12/31/2016          1.61             0             0         1.00%          6.0%
12/31/2015          1.52             0             0         1.00%          1.8%
12/31/2014          1.49             0             0         1.00%         30.3%
12/31/2013          1.15             0             0         1.00%         -1.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.73             0   $         0         0.75%          5.6%
12/31/2016          1.63             0             0         0.75%          6.2%
12/31/2015          1.54             0             0         0.75%          2.1%
12/31/2014          1.51             0             0         0.75%         30.7%
12/31/2013          1.15             0             0         0.75%         -1.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.75             0   $         0         0.50%          5.9%
12/31/2016          1.66             0             0         0.50%          6.5%
12/31/2015          1.56             0             0         0.50%          2.4%
12/31/2014          1.52             0             0         0.50%         31.0%
12/31/2013          1.16             0             0         0.50%         -0.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78             0   $         0         0.25%          6.2%
12/31/2016          1.68             0             0         0.25%          6.8%
12/31/2015          1.57             0             0         0.25%          2.6%
12/31/2014          1.53             0             0         0.25%         31.3%
12/31/2013          1.17             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.81             0   $         0         0.00%          6.4%
12/31/2016          1.70             0             0         0.00%          7.0%
12/31/2015          1.59             0             0         0.00%          2.9%
12/31/2014          1.55             0             0         0.00%         31.6%
12/31/2013          1.18             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        3.1%
    2015        2.0%
    2014        2.4%
    2013        3.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        DEUTSCHE ENHANCED COMMODITY STRATEGY FUND S CLASS - 25159L844

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       173,944   $       170,488           14,472
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,573)
                                     ----------------
Net assets                           $       172,371
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       172,371         189,558  $         0.91
Band 100                                        --              --            0.92
Band 75                                         --              --            0.92
Band 50                                         --              --            0.93
Band 25                                         --              --            0.94
Band 0                                          --              --            0.94
                                   ---------------  --------------
 Total                             $       172,371         189,558
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             234
Mortality & expense charges                                                                (753)
                                                                              ------------------
Net investment income (loss)                                                               (519)
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (61)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                      4,495
                                                                              ------------------
Net gain (loss)                                                                           4,434
                                                                              ------------------

Increase (decrease) in net assets from operations                             $           3,915
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED        PERIOD ENDED
                                                             DECEMBER 31,        DECEMBER 31,
                                                                 2017*               2016*
                                                           ------------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $            (519)  $             995
Net realized gain (loss)                                                 (61)                 (1)
Realized gain distributions                                               --                  --
Net change in unrealized appreciation (depreciation)                   4,495              (1,039)
                                                           ------------------  ------------------
Increase (decrease) in net assets from operations                      3,915                 (45)
                                                           ------------------  ------------------

Contract owner transactions:
Proceeds from units sold                                             137,056              34,069
Cost of units redeemed                                                (2,604)                 --
Account charges                                                          (19)                 (1)
                                                           ------------------  ------------------
Increase (decrease)                                                  134,433              34,068
                                                           ------------------  ------------------
Net increase (decrease)                                              138,348              34,023
Net assets, beginning                                                 34,023                  --
                                                           ------------------  ------------------
Net assets, ending                                         $         172,371   $          34,023
                                                           ==================  ==================

Units sold                                                           154,981              37,473
Units redeemed                                                        (2,895)                 (1)
                                                           ------------------  ------------------
Net increase (decrease)                                              152,086              37,472
Units outstanding, beginning                                          37,472                  --
                                                           ------------------  ------------------
Units outstanding, ending                                            189,558              37,472
                                                           ==================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $         171,125
Cost of units redeemed/account charges                                                   (2,624)
Net investment income (loss)                                                                476
Net realized gain (loss)                                                                    (62)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                      3,456
                                                                              ------------------
Net assets                                                                    $         172,371
                                                                              ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.91           190   $       172         1.25%          0.2%
12/31/2016          0.91            37            34         1.25%          9.4%
12/31/2015          0.83             0             0         1.25%        -17.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.92             0   $         0         1.00%          0.4%
12/31/2016          0.91             0             0         1.00%          9.7%
12/31/2015          0.83             0             0         1.00%        -16.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.92             0   $         0         0.75%          0.7%
12/31/2016          0.92             0             0         0.75%         10.0%
12/31/2015          0.83             0             0         0.75%        -16.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.93             0   $         0         0.50%          0.9%
12/31/2016          0.92             0             0         0.50%         10.3%
12/31/2015          0.84             0             0         0.50%        -16.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.94             0   $         0         0.25%          1.2%
12/31/2016          0.93             0             0         0.25%         10.5%
12/31/2015          0.84             0             0         0.25%        -16.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.94             0   $         0         0.00%          1.4%
12/31/2016          0.93             0             0         0.00%         10.8%
12/31/2015          0.84             0             0         0.00%        -16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        6.4%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     DEUTSCHE GLOBAL INFRASTRUCTURE FUND S CLASS - 25156A809 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.03
Band 75                                         --              --            1.04
Band 50                                         --              --            1.04
Band 25                                         --              --            1.05
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.25%         12.0%
12/31/2016          0.91             0             0         1.25%          7.0%
12/31/2015          0.85             0             0         1.25%        -14.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.00%         12.3%
12/31/2016          0.92             0             0         1.00%          7.3%
12/31/2015          0.85             0             0         1.00%        -14.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.75%         12.6%
12/31/2016          0.92             0             0         0.75%          7.5%
12/31/2015          0.86             0             0         0.75%        -14.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.50%         12.9%
12/31/2016          0.93             0             0         0.50%          7.8%
12/31/2015          0.86             0             0         0.50%        -14.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.25%         13.2%
12/31/2016          0.93             0             0         0.25%          8.1%
12/31/2015          0.86             0             0         0.25%        -14.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.00%         13.5%
12/31/2016          0.93             0             0         0.00%          8.3%
12/31/2015          0.86             0             0         0.00%        -13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        DEUTSCHE ENHANCED COMMODITY STRATEGY FUND A CLASS - 25159L877

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            47  $            47                4
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            47
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $           47              52  $          0.90
Band 100                                        --              --             0.91
Band 75                                         --              --             0.92
Band 50                                         --              --             0.92
Band 25                                         --              --             0.93
Band 0                                          --              --             0.94
                                    --------------  --------------
 Total                              $           47              52
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                                 --
                                                                              -----------------
Net investment income (loss)                                                                --
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    --
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                        (1)
                                                                              -----------------
Net gain (loss)                                                                             (1)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $             (1)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             98
Net realized gain (loss)                                               --                199
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   (1)                 6
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                      (1)               303
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                                1                557
Cost of units redeemed                                                 --             (4,087)
Account charges                                                        --                 (4)
                                                         -----------------  -----------------
Increase (decrease)                                                     1             (3,534)
                                                         -----------------  -----------------
Net increase (decrease)                                                --             (3,231)
Net assets, beginning                                                  47              3,278
                                                         -----------------  -----------------
Net assets, ending                                       $             47   $             47
                                                         =================  =================

Units sold                                                             --                622
Units redeemed                                                         --             (4,527)
                                                         -----------------  -----------------
Net increase (decrease)                                                --             (3,905)
Units outstanding, beginning                                           52              3,957
                                                         -----------------  -----------------
Units outstanding, ending                                              52                 52
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $          3,841
Cost of units redeemed/account charges                                                 (4,091)
Net investment income (loss)                                                               98
Net realized gain (loss)                                                                  199
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                       --
                                                                             -----------------
Net assets                                                                   $             47
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.90             0   $         0         1.25%          0.0%
12/31/2016          0.90             0             0         1.25%          9.1%
12/31/2015          0.83             4             3         1.25%        -17.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.91             0   $         0         1.00%          0.2%
12/31/2016          0.91             0             0         1.00%          9.4%
12/31/2015          0.83             0             0         1.00%        -17.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.92             0   $         0         0.75%          0.5%
12/31/2016          0.91             0             0         0.75%          9.7%
12/31/2015          0.83             0             0         0.75%        -16.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.92             0   $         0         0.50%          0.7%
12/31/2016          0.92             0             0         0.50%          9.9%
12/31/2015          0.83             0             0         0.50%        -16.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.93             0   $         0         0.25%          1.0%
12/31/2016          0.92             0             0         0.25%         10.2%
12/31/2015          0.84             0             0         0.25%        -16.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.94             0   $         0         0.00%          1.2%
12/31/2016          0.93             0             0         0.00%         10.5%
12/31/2015          0.84             0             0         0.00%        -16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        8.1%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     DEUTSCHE GLOBAL INFRASTRUCTURE FUND A CLASS - 25156A874 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.03
Band 50                                         --              --            1.04
Band 25                                         --              --            1.05
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.25%         11.8%
12/31/2016          0.91             0             0         1.25%          6.8%
12/31/2015          0.85             0             0         1.25%        -14.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%         12.1%
12/31/2016          0.91             0             0         1.00%          7.0%
12/31/2015          0.85             0             0         1.00%        -14.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.75%         12.4%
12/31/2016          0.92             0             0         0.75%          7.3%
12/31/2015          0.86             0             0         0.75%        -14.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.50%         12.7%
12/31/2016          0.92             0             0         0.50%          7.6%
12/31/2015          0.86             0             0         0.50%        -14.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.25%         12.9%
12/31/2016          0.93             0             0         0.25%          7.8%
12/31/2015          0.86             0             0         0.25%        -14.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.00%         13.2%
12/31/2016          0.93             0             0         0.00%          8.1%
12/31/2015          0.86             0             0         0.00%        -13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          DEUTSCHE REAL ESTATE SECURITIES FUND R6 CLASS - 25159L513

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        357,138  $       361,558           17,743
                                                       ===============  ===============
Receivables: investments sold                   4,304
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        361,442
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       361,442         339,595  $         1.06
Band 100                                        --              --            1.07
Band 75                                         --              --            1.07
Band 50                                         --              --            1.07
Band 25                                         --              --            1.08
Band 0                                          --              --            1.08
                                   ---------------  --------------
 Total                             $       361,442         339,595
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          4,262
Mortality & expense charges                                                            (2,101)
                                                                             -----------------
Net investment income (loss)                                                            2,161
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  557
Realized gain distributions                                                             9,898
Net change in unrealized appreciation (depreciation)                                   (4,420)
                                                                             -----------------
Net gain (loss)                                                                         6,035
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          8,196
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,161   $             --
Net realized gain (loss)                                              557                 --
Realized gain distributions                                         9,898                 --
Net change in unrealized appreciation (depreciation)               (4,420)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   8,196                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          426,001                 --
Cost of units redeemed                                            (72,667)                --
Account charges                                                       (88)                --
                                                         -----------------  ----------------
Increase (decrease)                                               353,246                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           361,442                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        361,442   $             --
                                                         =================  ================

Units sold                                                        409,306                 --
Units redeemed                                                    (69,711)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           339,595                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         339,595                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        426,001
Cost of units redeemed/account charges                                                (72,755)
Net investment income (loss)                                                            2,161
Net realized gain (loss)                                                                  557
Realized gain distributions                                                             9,898
Net change in unrealized appreciation (depreciation)                                   (4,420)
                                                                             -----------------
Net assets                                                                   $        361,442
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06           340   $       361         1.25%          5.3%
12/31/2016          1.01             0             0         1.25%          1.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         1.00%          5.6%
12/31/2016          1.01             0             0         1.00%          1.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.75%          5.8%
12/31/2016          1.01             0             0         0.75%          1.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.50%          6.1%
12/31/2016          1.01             0             0         0.50%          1.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.25%          6.4%
12/31/2016          1.01             0             0         0.25%          1.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.00%          6.6%
12/31/2016          1.01             0             0         0.00%          1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                DEUTSCHE CROCI U.S. FUND A CLASS - 25157M588

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        30,627   $        27,506            2,662
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (4)
                                     ----------------
Net assets                           $        30,623
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       20,692          16,998  $          1.22
Band 100                                     9,931           8,135             1.22
Band 75                                         --              --             1.22
Band 50                                         --              --             1.23
Band 25                                         --              --             1.23
Band 0                                          --              --             1.23
                                    --------------  --------------
 Total                              $       30,623          25,133
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            245
Mortality & expense charges                                                              (480)
                                                                             -----------------
Net investment income (loss)                                                             (235)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,432
Realized gain distributions                                                               285
Net change in unrealized appreciation (depreciation)                                    3,340
                                                                             -----------------
Net gain (loss)                                                                         8,057
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          7,822
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (235)  $             (9)
Net realized gain (loss)                                            4,432                739
Realized gain distributions                                           285                 --
Net change in unrealized appreciation (depreciation)                3,340               (219)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   7,822                511
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           15,461             71,437
Cost of units redeemed                                            (64,554)                --
Account charges                                                       (54)                --
                                                         -----------------  -----------------
Increase (decrease)                                               (49,147)            71,437
                                                         -----------------  -----------------
Net increase (decrease)                                           (41,325)            71,948
Net assets, beginning                                              71,948                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         30,623   $         71,948
                                                         =================  =================

Units sold                                                         13,604             70,967
Units redeemed                                                    (59,438)                --
                                                         -----------------  -----------------
Net increase (decrease)                                           (45,834)            70,967
Units outstanding, beginning                                       70,967                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          25,133             70,967
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         86,898
Cost of units redeemed/account charges                                                (64,608)
Net investment income (loss)                                                             (244)
Net realized gain (loss)                                                                5,171
Realized gain distributions                                                               285
Net change in unrealized appreciation (depreciation)                                    3,121
                                                                             -----------------
Net assets                                                                   $         30,623
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/17/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22            17   $        21         1.25%         20.1%
12/31/2016          1.01            63            64         1.25%          1.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             8   $        10         1.00%         20.4%
12/31/2016          1.01             8             8         1.00%          1.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.75%         20.7%
12/31/2016          1.01             0             0         0.75%          1.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.50%         21.0%
12/31/2016          1.01             0             0         0.50%          1.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.25%         21.3%
12/31/2016          1.01             0             0         0.25%          1.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.00%         21.6%
12/31/2016          1.02             0             0         0.00%          1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          DEUTSCHE CROCI U.S. FUND S CLASS - 25157M547 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.22
Band 100                                        --              --            1.22
Band 75                                         --              --            1.23
Band 50                                         --              --            1.23
Band 25                                         --              --            1.24
Band 0                                          --              --            1.24
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/17/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         1.25%         20.6%
12/31/2016          1.01             0             0         1.25%          1.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         1.00%         20.9%
12/31/2016          1.01             0             0         1.00%          1.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.75%         21.2%
12/31/2016          1.01             0             0         0.75%          1.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.50%         21.5%
12/31/2016          1.01             0             0         0.50%          1.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.25%         21.8%
12/31/2016          1.01             0             0         0.25%          1.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.00%         22.1%
12/31/2016          1.01             0             0         0.00%          1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                   DEUTSCHE GNMA FUND A CLASS - 25155T718

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         8,231  $         8,360               604
                                                       ===============   ===============
Receivables: investments sold                       5
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         8,236
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         8,236            8,216  $         1.00
Band 100                                         --               --            1.00
Band 75                                          --               --            1.01
Band 50                                          --               --            1.01
Band 25                                          --               --            1.01
Band 0                                           --               --            1.01
                                    ---------------  ---------------
 Total                              $         8,236            8,216
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             149
Mortality & expense charges                                                                 (73)
                                                                              ------------------
Net investment income (loss)                                                                 76
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (12)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                       (129)
                                                                              ------------------
Net gain (loss)                                                                            (141)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $             (65)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             76   $             --
Net realized gain (loss)                                              (12)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                 (129)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     (65)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           10,337                 --
Cost of units redeemed                                             (2,035)                --
Account charges                                                        (1)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 8,301                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             8,236                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          8,236   $             --
                                                         =================  ================

Units sold                                                         10,235                 --
Units redeemed                                                     (2,019)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             8,216                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           8,216                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $          10,337
Cost of units redeemed/account charges                                                   (2,036)
Net investment income (loss)                                                                 76
Net realized gain (loss)                                                                    (12)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                       (129)
                                                                              ------------------
Net assets                                                                    $           8,236
                                                                              ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/23/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             8   $         8         1.25%          0.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.00%          0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          0.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          1.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                     DEUTSCHE GNMA FUND S CLASS - 25155T684

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        849,050  $       862,841           62,364
                                                       ===============  ===============
Receivables: investments sold                   1,608
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        850,658
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       408,995         407,071  $         1.00
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                     441,663         435,376            1.01
                                   ---------------  --------------
 Total                             $       850,658         842,447
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $         14,802
Mortality & expense charges                                                             (3,089)
                                                                              -----------------
Net investment income (loss)                                                            11,713
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (521)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (13,791)
                                                                              -----------------
Net gain (loss)                                                                        (14,312)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (2,599)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         11,713   $             --
Net realized gain (loss)                                             (521)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (13,791)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (2,599)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          923,732                 --
Cost of units redeemed                                            (69,284)                --
Account charges                                                    (1,191)                --
                                                         -----------------  ----------------
Increase (decrease)                                               853,257                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           850,658                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        850,658   $             --
                                                         =================  ================

Units sold                                                        912,212                 --
Units redeemed                                                    (69,765)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           842,447                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         842,447                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         923,732
Cost of units redeemed/account charges                                                 (70,475)
Net investment income (loss)                                                            11,713
Net realized gain (loss)                                                                  (521)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (13,791)
                                                                             ------------------
Net assets                                                                   $         850,658
                                                                             ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/23/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00           407   $       409         1.25%          0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          0.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          0.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          1.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          1.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01           435   $       442         0.00%          1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                DEUTSCHE SMALL CAP CORE FUND A CLASS - 25157M778

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         82,688  $        86,605            2,775
                                                       ===============  ===============
Receivables: investments sold                      25
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         82,713
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       82,713          79,737  $          1.04
Band 100                                        --              --             1.04
Band 75                                         --              --             1.04
Band 50                                         --              --             1.04
Band 25                                         --              --             1.04
Band 0                                          --              --             1.04
                                    --------------  --------------
 Total                              $       82,713          79,737
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $              69
Mortality & expense charges                                                                 (83)
                                                                              ------------------
Net investment income (loss)                                                                (14)
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (11)
Realized gain distributions                                                               4,417
Net change in unrealized appreciation (depreciation)                                     (3,917)
                                                                              ------------------
Net gain (loss)                                                                             489
                                                                              ------------------

Increase (decrease) in net assets from operations                             $             475
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (14)  $             --
Net realized gain (loss)                                              (11)                --
Realized gain distributions                                         4,417                 --
Net change in unrealized appreciation (depreciation)               (3,917)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     475                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           84,027                 --
Cost of units redeemed                                             (1,775)                --
Account charges                                                       (14)                --
                                                         -----------------  ----------------
Increase (decrease)                                                82,238                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            82,713                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         82,713   $             --
                                                         =================  ================

Units sold                                                         81,571                 --
Units redeemed                                                     (1,834)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            79,737                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          79,737                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $          84,027
Cost of units redeemed/account charges                                                   (1,789)
Net investment income (loss)                                                                (14)
Net realized gain (loss)                                                                    (11)
Realized gain distributions                                                               4,417
Net change in unrealized appreciation (depreciation)                                     (3,917)
                                                                              ------------------
Net assets                                                                    $          82,713
                                                                              ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04            80   $        83         1.25%          3.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         1.00%          3.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.75%          3.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.50%          3.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.25%          3.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.00%          3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                DEUTSCHE SMALL CAP CORE FUND S CLASS - 25157M810

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        45,163   $        47,310            1,451
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (1)
                                     ----------------
Net assets                           $        45,162
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       45,162          43,522  $          1.04
Band 100                                        --              --             1.04
Band 75                                         --              --             1.04
Band 50                                         --              --             1.04
Band 25                                         --              --             1.04
Band 0                                          --              --             1.04
                                    --------------  --------------
 Total                              $       45,162          43,522
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $            151
Mortality & expense charges                                                                 (46)
                                                                               -----------------
Net investment income (loss)                                                                105
                                                                               -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      2
Realized gain distributions                                                               2,316
Net change in unrealized appreciation (depreciation)                                     (2,147)
                                                                               -----------------
Net gain (loss)                                                                             171
                                                                               -----------------

Increase (decrease) in net assets from operations                              $            276
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            105   $             --
Net realized gain (loss)                                                2                 --
Realized gain distributions                                         2,316                 --
Net change in unrealized appreciation (depreciation)               (2,147)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     276                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           45,391                 --
Cost of units redeemed                                               (505)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                44,886                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            45,162                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         45,162   $             --
                                                         =================  ================

Units sold                                                         44,009                 --
Units redeemed                                                       (487)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            43,522                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          43,522                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $         45,391
Cost of units redeemed/account charges                                                     (505)
Net investment income (loss)                                                                105
Net realized gain (loss)                                                                      2
Realized gain distributions                                                               2,316
Net change in unrealized appreciation (depreciation)                                     (2,147)
                                                                               -----------------
Net assets                                                                     $         45,162
                                                                               =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04            44   $        45         1.25%          3.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         1.00%          4.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.75%          3.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.50%          3.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.25%          3.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.00%          4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                DFA EMERGING MARKETS VALUE R2 CLASS - 23320G455

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         94,282  $        81,623            3,174
                                                       ===============  ===============
Receivables: investments sold                   4,178
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         98,460
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       98,460          96,452  $          1.02
Band 100                                        --              --             1.04
Band 75                                         --              --             1.05
Band 50                                         --              --             1.07
Band 25                                         --              --             1.09
Band 0                                          --              --             1.11
                                    --------------  --------------
 Total                              $       98,460          96,452
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,996
Mortality & expense charges                                                              (749)
                                                                             -----------------
Net investment income (loss)                                                            1,247
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  285
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   13,487
                                                                             -----------------
Net gain (loss)                                                                        13,772
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         15,019
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,247   $            314
Net realized gain (loss)                                              285               (641)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               13,487              5,858
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  15,019              5,531
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           49,215              8,924
Cost of units redeemed                                             (2,994)            (7,498)
Account charges                                                      (207)               (99)
                                                         -----------------  -----------------
Increase (decrease)                                                46,014              1,327
                                                         -----------------  -----------------
Net increase (decrease)                                            61,033              6,858
Net assets, beginning                                              37,427             30,569
                                                         -----------------  -----------------
Net assets, ending                                       $         98,460   $         37,427
                                                         =================  =================

Units sold                                                         51,493             11,732
Units redeemed                                                     (3,365)           (10,022)
                                                         -----------------  -----------------
Net increase (decrease)                                            48,128              1,710
Units outstanding, beginning                                       48,324             46,614
                                                         -----------------  -----------------
Units outstanding, ending                                          96,452             48,324
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    10,740,969
Cost of units redeemed/account charges                                          (10,970,037)
Net investment income (loss)                                                         (4,778)
Net realized gain (loss)                                                            273,555
Realized gain distributions                                                          46,092
Net change in unrealized appreciation (depreciation)                                 12,659
                                                                            ----------------
Net assets                                                                  $        98,460
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02            96   $        98         1.25%         31.8%
12/31/2016          0.77            48            37         1.25%         18.1%
12/31/2015          0.66            47            31         1.25%        -20.0%
12/31/2014          0.82            68            56         1.25%         -5.8%
12/31/2013          0.87         5,426         4,723         1.25%         -5.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         1.00%         32.1%
12/31/2016          0.79             0             0         1.00%         18.4%
12/31/2015          0.66             0             0         1.00%        -19.8%
12/31/2014          0.83             0             0         1.00%         -5.6%
12/31/2013          0.88             0             0         1.00%         -5.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.75%         32.5%
12/31/2016          0.80             0             0         0.75%         18.7%
12/31/2015          0.67             0             0         0.75%        -19.6%
12/31/2014          0.83             0             0         0.75%         -5.4%
12/31/2013          0.88             0             0         0.75%         -4.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.50%         32.8%
12/31/2016          0.81             0             0         0.50%         19.0%
12/31/2015          0.68             0             0         0.50%        -19.4%
12/31/2014          0.84             0             0         0.50%         -5.1%
12/31/2013          0.89             0             0         0.50%         -4.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.25%         33.1%
12/31/2016          0.82             0             0         0.25%         19.3%
12/31/2015          0.69             0             0         0.25%        -19.2%
12/31/2014          0.85             0             0         0.25%         -4.9%
12/31/2013          0.89             0             0         0.25%         -4.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.00%         33.5%
12/31/2016          0.83             0             0         0.00%         19.6%
12/31/2015          0.69             0             0         0.00%        -19.0%
12/31/2014          0.86             0             0         0.00%         -4.7%
12/31/2013          0.90             0             0         0.00%         -4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.9%
    2016        2.1%
    2015        1.3%
    2014        0.3%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   DFA GLOBAL ALLOCATION 25/75 PORTFOLIO R2 CLASS - 25434D641 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.16
Band 100                                        --              --            1.18
Band 75                                         --              --            1.20
Band 50                                         --              --            1.22
Band 25                                         --              --            1.24
Band 0                                          --              --            1.26
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,120,212
Cost of units redeemed/account charges                                            (2,290,853)
Net investment income (loss)                                                          (4,004)
Net realized gain (loss)                                                             170,021
Realized gain distributions                                                            4,624
Net change in unrealized appreciation (depreciation)                                      --
                                                                            -----------------
Net assets                                                                  $             --
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         1.25%          5.0%
12/31/2016          1.10             0             0         1.25%          3.4%
12/31/2015          1.07             0             0         1.25%         -1.7%
12/31/2014          1.09             0             0         1.25%          0.7%
12/31/2013          1.08         1,832         1,976         1.25%          4.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         1.00%          5.3%
12/31/2016          1.12             0             0         1.00%          3.7%
12/31/2015          1.08             0             0         1.00%         -1.5%
12/31/2014          1.10             0             0         1.00%          1.0%
12/31/2013          1.09             0             0         1.00%          4.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%          5.6%
12/31/2016          1.14             0             0         0.75%          3.9%
12/31/2015          1.09             0             0         0.75%         -1.2%
12/31/2014          1.11             0             0         0.75%          1.2%
12/31/2013          1.09             0             0         0.75%          4.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.50%          5.8%
12/31/2016          1.15             0             0         0.50%          4.2%
12/31/2015          1.10             0             0         0.50%         -1.0%
12/31/2014          1.12             0             0         0.50%          1.5%
12/31/2013          1.10             0             0         0.50%          5.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.25%          6.1%
12/31/2016          1.17             0             0         0.25%          4.4%
12/31/2015          1.12             0             0         0.25%         -0.7%
12/31/2014          1.13             0             0         0.25%          1.7%
12/31/2013          1.11             0             0         0.25%          5.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         0.00%          6.4%
12/31/2016          1.18             0             0         0.00%          4.7%
12/31/2015          1.13             0             0         0.00%         -0.5%
12/31/2014          1.14             0             0         0.00%          2.0%
12/31/2013          1.11             0             0         0.00%          5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        1.1%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         DFA GLOBAL ALLOCATION 60/40 PORTFOLIO R2 CLASS - 25434D666

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        49,976  $        46,118             2,747
                                                       ===============   ===============
Receivables: investments sold                       3
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        49,979
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       49,979          34,761  $          1.44
Band 100                                        --              --             1.46
Band 75                                         --              --             1.49
Band 50                                         --              --             1.51
Band 25                                         --              --             1.53
Band 0                                          --              --             1.56
                                    --------------  --------------
 Total                              $       49,979          34,761
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            832
Mortality & expense charges                                                              (874)
                                                                             -----------------
Net investment income (loss)                                                              (42)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                8,808
Realized gain distributions                                                               136
Net change in unrealized appreciation (depreciation)                                       41
                                                                             -----------------
Net gain (loss)                                                                         8,985
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          8,943
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (42)  $            628
Net realized gain (loss)                                            8,808              2,121
Realized gain distributions                                           136                154
Net change in unrealized appreciation (depreciation)                   41              6,774
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   8,943              9,677
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           32,036             81,603
Cost of units redeemed                                            (97,976)          (101,534)
Account charges                                                       (12)               (14)
                                                         -----------------  -----------------
Increase (decrease)                                               (65,952)           (19,945)
                                                         -----------------  -----------------
Net increase (decrease)                                           (57,009)           (10,268)
Net assets, beginning                                             106,988            117,256
                                                         -----------------  -----------------
Net assets, ending                                       $         49,979   $        106,988
                                                         =================  =================

Units sold                                                         23,845             66,515
Units redeemed                                                    (72,710)           (81,389)
                                                         -----------------  -----------------
Net increase (decrease)                                           (48,865)           (14,874)
Units outstanding, beginning                                       83,626             98,500
                                                         -----------------  -----------------
Units outstanding, ending                                          34,761             83,626
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     14,892,666
Cost of units redeemed/account charges                                           (17,302,946)
Net investment income (loss)                                                          77,736
Net realized gain (loss)                                                           2,378,375
Realized gain distributions                                                              290
Net change in unrealized appreciation (depreciation)                                   3,858
                                                                            -----------------
Net assets                                                                  $         49,979
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44            35   $        50         1.25%         12.4%
12/31/2016          1.28            84           107         1.25%          7.5%
12/31/2015          1.19            98           117         1.25%         -3.2%
12/31/2014          1.23            58            72         1.25%          2.2%
12/31/2013          1.20        10,142        12,203         1.25%         14.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0   $         0         1.00%         12.7%
12/31/2016          1.30             0             0         1.00%          7.7%
12/31/2015          1.20             0             0         1.00%         -3.0%
12/31/2014          1.24             0             0         1.00%          2.5%
12/31/2013          1.21             0             0         1.00%         14.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49             0   $         0         0.75%         12.9%
12/31/2016          1.32             0             0         0.75%          8.0%
12/31/2015          1.22             0             0         0.75%         -2.7%
12/31/2014          1.25             0             0         0.75%          2.7%
12/31/2013          1.22             0             0         0.75%         14.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.51             0   $         0         0.50%         13.2%
12/31/2016          1.33             0             0         0.50%          8.3%
12/31/2015          1.23             0             0         0.50%         -2.5%
12/31/2014          1.26             0             0         0.50%          3.0%
12/31/2013          1.23             0             0         0.50%         15.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.53             0   $         0         0.25%         13.5%
12/31/2016          1.35             0             0         0.25%          8.5%
12/31/2015          1.25             0             0         0.25%         -2.2%
12/31/2014          1.27             0             0         0.25%          3.2%
12/31/2013          1.23             0             0         0.25%         15.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.56             0   $         0         0.00%         13.8%
12/31/2016          1.37             0             0         0.00%          8.8%
12/31/2015          1.26             0             0         0.00%         -2.0%
12/31/2014          1.29             0             0         0.00%          3.5%
12/31/2013          1.24             0             0         0.00%         15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        1.9%
    2015        1.8%
    2014        1.4%
    2013        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              DFA GLOBAL EQUITY PORTFOLIO R2 CLASS - 25434D682

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     7,454,061   $    6,207,266          318,137
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (12,820)
                                     ----------------
Net assets                           $     7,441,241
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,389,169       3,615,403  $          1.77
Band 100                                         --              --             1.80
Band 75                                          --              --             1.83
Band 50                                          --              --             1.86
Band 25                                          --              --             1.89
Band 0                                    1,052,072         548,750             1.92
                                    ---------------  --------------
 Total                              $     7,441,241       4,164,153
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       120,695
Mortality & expense charges                                                         (77,902)
                                                                            ----------------
Net investment income (loss)                                                         42,793
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            289,459
Realized gain distributions                                                          23,803
Net change in unrealized appreciation (depreciation)                                984,980
                                                                            ----------------
Net gain (loss)                                                                   1,298,242
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,341,035
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         42,793   $         43,073
Net realized gain (loss)                                          289,459            (20,413)
Realized gain distributions                                        23,803                 --
Net change in unrealized appreciation (depreciation)              984,980            636,080
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,341,035            658,740
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,047,499          2,776,143
Cost of units redeemed                                         (2,860,830)        (1,696,951)
Account charges                                                    (1,431)              (907)
                                                         -----------------  -----------------
Increase (decrease)                                              (814,762)         1,078,285
                                                         -----------------  -----------------
Net increase (decrease)                                           526,273          1,737,025
Net assets, beginning                                           6,914,968          5,177,943
                                                         -----------------  -----------------
Net assets, ending                                       $      7,441,241   $      6,914,968
                                                         =================  =================

Units sold                                                      1,283,633          1,963,473
Units redeemed                                                 (1,793,496)        (1,212,299)
                                                         -----------------  -----------------
Net increase (decrease)                                          (509,863)           751,174
Units outstanding, beginning                                    4,674,016          3,922,842
                                                         -----------------  -----------------
Units outstanding, ending                                       4,164,153          4,674,016
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    14,665,582
Cost of units redeemed/account charges                                           (9,596,239)
Net investment income (loss)                                                        134,744
Net realized gain (loss)                                                            966,556
Realized gain distributions                                                          23,803
Net change in unrealized appreciation (depreciation)                              1,246,795
                                                                            ----------------
Net assets                                                                  $     7,441,241
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77         3,615   $     6,389         1.25%         20.4%
12/31/2016          1.47         4,171         6,123         1.25%         11.2%
12/31/2015          1.32         3,923         5,178         1.25%         -4.2%
12/31/2014          1.38           986         1,358         1.25%          3.1%
12/31/2013          1.34         1,694         2,263         1.25%         27.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80             0   $         0         1.00%         20.7%
12/31/2016          1.49             0             0         1.00%         11.5%
12/31/2015          1.33             0             0         1.00%         -4.0%
12/31/2014          1.39             0             0         1.00%          3.3%
12/31/2013          1.34             0             0         1.00%         27.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.83             0   $         0         0.75%         21.0%
12/31/2016          1.51             0             0         0.75%         11.8%
12/31/2015          1.35             0             0         0.75%         -3.7%
12/31/2014          1.40             0             0         0.75%          3.6%
12/31/2013          1.35             0             0         0.75%         27.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.86             0   $         0         0.50%         21.3%
12/31/2016          1.53             0             0         0.50%         12.1%
12/31/2015          1.37             0             0         0.50%         -3.5%
12/31/2014          1.41             0             0         0.50%          3.9%
12/31/2013          1.36             0             0         0.50%         28.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89             0   $         0         0.25%         21.6%
12/31/2016          1.55             0             0         0.25%         12.3%
12/31/2015          1.38             0             0         0.25%         -3.2%
12/31/2014          1.43             0             0         0.25%          4.1%
12/31/2013          1.37             0             0         0.25%         28.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.92           549   $     1,052         0.00%         21.9%
12/31/2016          1.57           503           792         0.00%         12.6%
12/31/2015          1.40             0             0         0.00%         -3.0%
12/31/2014          1.44             0             0         0.00%          4.4%
12/31/2013          1.38             0             0         0.00%         28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.7%
    2016        1.9%
    2015        2.1%
    2014        2.2%
    2013        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                DFA INTERNATIONAL VALUE R2 CLASS - 25434D625

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $           331   $           324               15
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (5)
                                     ----------------
Net assets                           $           326
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           326             254  $         1.28
Band 100                                        --              --            1.30
Band 75                                         --              --            1.33
Band 50                                         --              --            1.35
Band 25                                         --              --            1.37
Band 0                                          --              --            1.39
                                   ---------------  --------------
 Total                             $           326             254
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $              2
Mortality & expense charges                                                               --
                                                                            ----------------
Net investment income (loss)                                                               2
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                       7
                                                                            ----------------
Net gain (loss)                                                                            7
                                                                            ----------------

Increase (decrease) in net assets from operations                           $              9
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              2   $             (6)
Net realized gain (loss)                                               --             (1,688)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                    7                 --
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                       9             (1,694)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              322            183,966
Cost of units redeemed                                                 (5)          (182,272)
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                                   317              1,694
                                                         -----------------  -----------------
Net increase (decrease)                                               326                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  -----------------
Net assets, ending                                       $            326   $             --
                                                         =================  =================

Units sold                                                            258            183,710
Units redeemed                                                         (4)          (183,710)
                                                         -----------------  -----------------
Net increase (decrease)                                               254                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  -----------------
Units outstanding, ending                                             254                 --
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,056,863
Cost of units redeemed/account charges                                            (1,203,793)
Net investment income (loss)                                                          33,361
Net realized gain (loss)                                                             113,888
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                       7
                                                                            -----------------
Net assets                                                                  $            326
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         1.25%         24.2%
12/31/2016          1.03             0             0         1.25%          6.8%
12/31/2015          0.97             0             0         1.25%         -7.7%
12/31/2014          1.05             0             0         1.25%         -8.4%
12/31/2013          1.14           580           663         1.25%         21.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         1.00%         24.6%
12/31/2016          1.05             0             0         1.00%          7.1%
12/31/2015          0.98             0             0         1.00%         -7.5%
12/31/2014          1.06             0             0         1.00%         -8.2%
12/31/2013          1.15             0             0         1.00%         21.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.75%         24.9%
12/31/2016          1.06             0             0         0.75%          7.4%
12/31/2015          0.99             0             0         0.75%         -7.2%
12/31/2014          1.07             0             0         0.75%         -8.0%
12/31/2013          1.16             0             0         0.75%         21.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35             0   $         0         0.50%         25.2%
12/31/2016          1.08             0             0         0.50%          7.6%
12/31/2015          1.00             0             0         0.50%         -7.0%
12/31/2014          1.07             0             0         0.50%         -7.7%
12/31/2013          1.16             0             0         0.50%         22.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.25%         25.5%
12/31/2016          1.09             0             0         0.25%          7.9%
12/31/2015          1.01             0             0         0.25%         -6.8%
12/31/2014          1.08             0             0         0.25%         -7.5%
12/31/2013          1.17             0             0         0.25%         22.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.00%         25.8%
12/31/2016          1.11             0             0         0.00%          8.2%
12/31/2015          1.02             0             0         0.00%         -6.5%
12/31/2014          1.09             0             0         0.00%         -7.3%
12/31/2013          1.18             0             0         0.00%         22.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        0.0%
    2015        0.0%
    2014        6.6%
    2013        2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             DFA U.S. TARGETED VALUE PORTFOLIO R2 CLASS - 233203256

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $    11,137,050   $    10,079,204          449,679
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (7,482)
                                     ----------------
Net assets                           $    11,129,568
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   10,000,396        5,214,876  $         1.92
Band 100                                        --               --            1.95
Band 75                                         --               --            1.98
Band 50                                         --               --            2.01
Band 25                                         --               --            2.05
Band 0                                   1,129,172          542,763            2.08
                                    --------------  ---------------
 Total                              $   11,129,568        5,757,639
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       105,129
Mortality & expense charges                                                        (115,926)
                                                                            ----------------
Net investment income (loss)                                                        (10,797)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            210,081
Realized gain distributions                                                         466,104
Net change in unrealized appreciation (depreciation)                                148,423
                                                                            ----------------
Net gain (loss)                                                                     824,608
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       813,811
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (10,797)  $         (5,275)
Net realized gain (loss)                                          210,081           (289,159)
Realized gain distributions                                       466,104            295,880
Net change in unrealized appreciation (depreciation)              148,423          1,889,247
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 813,811          1,890,693
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,236,022          5,851,395
Cost of units redeemed                                         (2,599,803)        (4,968,747)
Account charges                                                    (4,404)            (5,549)
                                                         -----------------  -----------------
Increase (decrease)                                               631,815            877,099
                                                         -----------------  -----------------
Net increase (decrease)                                         1,445,626          2,767,792
Net assets, beginning                                           9,683,942          6,916,150
                                                         -----------------  -----------------
Net assets, ending                                       $     11,129,568   $      9,683,942
                                                         =================  =================

Units sold                                                      1,819,404          3,779,494
Units redeemed                                                 (1,473,553)        (3,231,962)
                                                         -----------------  -----------------
Net increase (decrease)                                           345,851            547,532
Units outstanding, beginning                                    5,411,788          4,864,256
                                                         -----------------  -----------------
Units outstanding, ending                                       5,757,639          5,411,788
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    22,923,191
Cost of units redeemed/account charges                                          (14,315,093)
Net investment income (loss)                                                        (51,197)
Net realized gain (loss)                                                            101,306
Realized gain distributions                                                       1,413,515
Net change in unrealized appreciation (depreciation)                              1,057,846
                                                                            ----------------
Net assets                                                                  $    11,129,568
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.92         5,215   $    10,000         1.25%          8.0%
12/31/2016          1.78         4,849         8,612         1.25%         24.9%
12/31/2015          1.42         4,864         6,916         1.25%         -7.1%
12/31/2014          1.53         3,912         5,989         1.25%          1.5%
12/31/2013          1.51         1,229         1,854         1.25%         40.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95             0   $         0         1.00%          8.2%
12/31/2016          1.80             0             0         1.00%         25.2%
12/31/2015          1.44             0             0         1.00%         -6.9%
12/31/2014          1.54             0             0         1.00%          1.7%
12/31/2013          1.52             0             0         1.00%         41.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0   $         0         0.75%          8.5%
12/31/2016          1.83             0             0         0.75%         25.5%
12/31/2015          1.45             0             0         0.75%         -6.7%
12/31/2014          1.56             0             0         0.75%          2.0%
12/31/2013          1.53             0             0         0.75%         41.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01             0   $         0         0.50%          8.8%
12/31/2016          1.85             0             0         0.50%         25.9%
12/31/2015          1.47             0             0         0.50%         -6.4%
12/31/2014          1.57             0             0         0.50%          2.2%
12/31/2013          1.54             0             0         0.50%         42.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05             0   $         0         0.25%          9.0%
12/31/2016          1.88             0             0         0.25%         26.2%
12/31/2015          1.49             0             0         0.25%         -6.2%
12/31/2014          1.59             0             0         0.25%          2.5%
12/31/2013          1.55             0             0         0.25%         42.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.08           543   $     1,129         0.00%          9.3%
12/31/2016          1.90           563         1,072         0.00%         26.5%
12/31/2015          1.50             0             0         0.00%         -6.0%
12/31/2014          1.60             0             0         0.00%          2.7%
12/31/2013          1.56             0             0         0.00%         42.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        1.1%
    2015        1.1%
    2014        0.9%
    2013        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       DFA EMERGING MARKETS PORTFOLIO INSTITUTIONAL CLASS - 233203785

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        110,986  $       104,204            3,644
                                                       ===============  ===============
Receivables: investments sold                      50
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        111,036
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       111,036          84,541  $         1.31
Band 100                                        --              --            1.32
Band 75                                         --              --            1.32
Band 50                                         --              --            1.32
Band 25                                         --              --            1.33
Band 0                                          --              --            1.33
                                   ---------------  --------------
 Total                             $       111,036          84,541
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          1,035
Mortality & expense charges                                                               (370)
                                                                              -----------------
Net investment income (loss)                                                               665
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    35
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     6,782
                                                                              -----------------
Net gain (loss)                                                                          6,817
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          7,482
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            665   $             --
Net realized gain (loss)                                               35                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                6,782                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   7,482                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          103,801                 --
Cost of units redeemed                                               (229)                --
Account charges                                                       (18)                --
                                                         -----------------  ----------------
Increase (decrease)                                               103,554                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           111,036                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        111,036   $             --
                                                         =================  ================

Units sold                                                         84,734                 --
Units redeemed                                                       (193)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            84,541                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          84,541                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        103,801
Cost of units redeemed/account charges                                                    (247)
Net investment income (loss)                                                               665
Net realized gain (loss)                                                                    35
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     6,782
                                                                              -----------------
Net assets                                                                    $        111,036
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31            85   $       111         1.25%         34.9%
12/31/2016          0.97             0             0         1.25%         -2.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         1.00%         35.2%
12/31/2016          0.97             0             0         1.00%         -2.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.75%         35.6%
12/31/2016          0.97             0             0         0.75%         -2.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.50%         35.9%
12/31/2016          0.97             0             0         0.50%         -2.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.25%         36.2%
12/31/2016          0.97             0             0         0.25%         -2.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.00%         36.6%
12/31/2016          0.97             0             0         0.00%         -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
  DFA GLOBAL ALLOCATION 25/75 PORTFOLIO INST. CLASS - 25434D633 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.05
Band 100                                        --              --            1.05
Band 75                                         --              --            1.05
Band 50                                         --              --            1.06
Band 25                                         --              --            1.06
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         1.25%          5.3%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         1.00%          5.6%
12/31/2016          1.00             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.75%          5.8%
12/31/2016          1.00             0             0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.50%          6.1%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.25%          6.4%
12/31/2016          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.00%          6.6%
12/31/2016          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        DFA GLOBAL ALLOCATION 60/40 PORTFOLIO INST. CLASS - 25434D658

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            25  $            25                1
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            25
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $           25              22  $          1.12
Band 100                                        --              --             1.12
Band 75                                         --              --             1.12
Band 50                                         --              --             1.13
Band 25                                         --              --             1.13
Band 0                                          --              --             1.13
                                    --------------  --------------
 Total                              $           25              22
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               25                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    25                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                25                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             25   $             --
                                                         ================   ================

Units sold                                                             22                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                22                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              22                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            25
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            25
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         1.25%         12.6%
12/31/2016          0.99             0             0         1.25%         -0.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         1.00%         12.9%
12/31/2016          0.99             0             0         1.00%         -0.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.75%         13.2%
12/31/2016          0.99             0             0         0.75%         -0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.50%         13.5%
12/31/2016          0.99             0             0         0.50%         -0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.25%         13.8%
12/31/2016          0.99             0             0         0.25%         -0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.00%         14.0%
12/31/2016          0.99             0             0         0.00%         -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         DFA GLOBAL EQUITY PORTFOLIO INSTITUTIONAL CLASS - 25434D674

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    2,323,128   $     2,155,446           95,467
                                                      ===============  ===============
Due to due from sponsor                       1,061
Payables: investments purchased            (103,519)
                                     ---------------
Net assets                           $    2,220,670
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,220,670       1,862,945  $          1.19
Band 100                                          0               0             1.20
Band 75                                           0               0             1.20
Band 50                                           0               0             1.20
Band 25                                           0               0             1.20
Band 0                                            0               0             1.21
                                    ---------------  --------------
 Total                              $     2,220,670       1,862,945
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         28,685
Mortality & expense charges                                                           (12,283)
                                                                             -----------------
Net investment income (loss)                                                           16,402
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,448
Realized gain distributions                                                             6,715
Net change in unrealized appreciation (depreciation)                                  167,682
                                                                             -----------------
Net gain (loss)                                                                       175,845
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        192,247
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         16,402   $              0
Net realized gain (loss)                                            1,448                  0
Realized gain distributions                                         6,715                  0
Net change in unrealized appreciation (depreciation)              167,682                  0
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 192,247                  0
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,503,048                  0
Cost of units redeemed                                           (472,514)                 0
Account charges                                                    (2,111)                 0
                                                         -----------------  ----------------
Increase (decrease)                                             2,028,423                  0
                                                         -----------------  ----------------
Net increase (decrease)                                         2,220,670                  0
Net assets, beginning                                                   0                  0
                                                         -----------------  ----------------
Net assets, ending                                       $      2,220,670   $              0
                                                         =================  ================

Units sold                                                      2,267,603                  0
Units redeemed                                                   (404,658)                 0
                                                         -----------------  ----------------
Net increase (decrease)                                         1,862,945                  0
Units outstanding, beginning                                            0                  0
                                                         -----------------  ----------------
Units outstanding, ending                                       1,862,945                  0
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,503,048
Cost of units redeemed/account charges                                               (474,625)
Net investment income (loss)                                                           16,402
Net realized gain (loss)                                                                1,448
Realized gain distributions                                                             6,715
Net change in unrealized appreciation (depreciation)                                  167,682
                                                                             -----------------
Net assets                                                                   $      2,220,670
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19         1,863   $     2,221         1.25%         20.6%
12/31/2016          0.99             0             0         1.25%         -1.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%         20.9%
12/31/2016          0.99             0             0         1.00%         -1.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%         21.2%
12/31/2016          0.99             0             0         0.75%         -1.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.50%         21.5%
12/31/2016          0.99             0             0         0.50%         -1.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.25%         21.8%
12/31/2016          0.99             0             0         0.25%         -1.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.00%         22.1%
12/31/2016          0.99             0             0         0.00%         -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       DFA INTERNATIONAL CORE EQUITY PORTFOLIO INST. CLASS - 233203371

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       444,730  $        415,427           30,601
                                                      ================  ===============
Receivables: investments sold                    212
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       444,942
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       444,942         353,703  $         1.26
Band 100                                        --              --            1.26
Band 75                                         --              --            1.26
Band 50                                         --              --            1.27
Band 25                                         --              --            1.27
Band 0                                          --              --            1.27
                                   ---------------  --------------
 Total                             $       444,942         353,703
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          7,009
Mortality & expense charges                                                            (1,883)
                                                                             -----------------
Net investment income (loss)                                                            5,126
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  375
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   29,303
                                                                             -----------------
Net gain (loss)                                                                        29,678
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         34,804
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,126   $             --
Net realized gain (loss)                                              375                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               29,303                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  34,804                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          414,771                 --
Cost of units redeemed                                             (4,243)                --
Account charges                                                      (390)                --
                                                         -----------------  ----------------
Increase (decrease)                                               410,138                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           444,942                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        444,942   $             --
                                                         =================  ================

Units sold                                                        357,487                 --
Units redeemed                                                     (3,784)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           353,703                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         353,703                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        414,771
Cost of units redeemed/account charges                                                 (4,633)
Net investment income (loss)                                                            5,126
Net realized gain (loss)                                                                  375
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   29,303
                                                                             -----------------
Net assets                                                                   $        444,942
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26           354   $       445         1.25%         26.5%
12/31/2016          0.99             0             0         1.25%         -0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         1.00%         26.8%
12/31/2016          0.99             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         0.75%         27.1%
12/31/2016          0.99             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.50%         27.4%
12/31/2016          1.00             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.25%         27.7%
12/31/2016          1.00             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.00%         28.1%
12/31/2016          1.00             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
DFA INTERNATIONAL SMALL COMPANY PORTFOLIO INST. CLASS - 233203629 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.29
Band 100                                        --              --            1.29
Band 75                                         --              --            1.29
Band 50                                         --              --            1.30
Band 25                                         --              --            1.30
Band 0                                          --              --            1.30
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.29             0  $         0        1.25%         28.6%
12/31/2016          1.00             0            0        1.25%          0.0%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.29             0  $         0        1.00%         29.0%
12/31/2016          1.00             0            0        1.00%          0.0%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.29             0  $         0        0.75%         29.3%
12/31/2016          1.00             0            0        0.75%          0.0%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.30             0  $         0        0.50%         29.6%
12/31/2016          1.00             0            0        0.50%          0.1%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.30             0  $         0        0.25%         29.9%
12/31/2016          1.00             0            0        0.25%          0.1%

                                            BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.30             0  $         0        0.00%         30.2%
12/31/2016          1.00             0            0        0.00%          0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       DFA INVESTMENT GRADE PORTFOLIO INSTITUTIONAL CLASS - 23320G448

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       460,932  $        468,132           45,246
                                                      ================  ===============
Receivables: investments sold                 28,185
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       489,117
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       489,117         479,872  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $       489,117         479,872
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $           6,889
Mortality & expense charges                                                              (2,622)
                                                                              ------------------
Net investment income (loss)                                                              4,267
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (14)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                     (7,200)
                                                                              ------------------
Net gain (loss)                                                                          (7,214)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $          (2,947)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,267   $             --
Net realized gain (loss)                                              (14)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (7,200)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (2,947)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          506,938                 --
Cost of units redeemed                                            (14,861)                --
Account charges                                                       (13)                --
                                                         -----------------  ----------------
Increase (decrease)                                               492,064                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           489,117                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        489,117   $             --
                                                         =================  ================

Units sold                                                        494,474                 --
Units redeemed                                                    (14,602)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           479,872                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         479,872                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $         506,938
Cost of units redeemed/account charges                                                  (14,874)
Net investment income (loss)                                                              4,267
Net realized gain (loss)                                                                    (14)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                     (7,200)
                                                                              ------------------
Net assets                                                                    $         489,117
                                                                              ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.02           480  $       489        1.25%          2.1%
12/31/2016          1.00             0            0        1.25%         -0.2%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.02             0  $         0        1.00%          2.3%
12/31/2016          1.00             0            0        1.00%         -0.1%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.02             0  $         0        0.75%          2.6%
12/31/2016          1.00             0            0        0.75%         -0.1%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.50%          2.9%
12/31/2016          1.00             0            0        0.50%         -0.1%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.25%          3.1%
12/31/2016          1.00             0            0        0.25%         -0.1%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.00%          3.4%
12/31/2016          1.00             0            0        0.00%         -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.8%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    DFA REAL ESTATE SECURITIES PORTFOLIO INSTITUTIONAL CLASS - 233203835

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       114,941  $        114,408            3,268
                                                      ================  ===============
Receivables: investments sold                    427
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       115,368
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       115,368         109,407  $         1.05
Band 100                                        --              --            1.06
Band 75                                         --              --            1.06
Band 50                                         --              --            1.06
Band 25                                         --              --            1.07
Band 0                                          --              --            1.07
                                   ---------------  --------------
 Total                             $       115,368         109,407
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            708
Mortality & expense charges                                                              (182)
                                                                             -----------------
Net investment income (loss)                                                              526
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  163
Realized gain distributions                                                                61
Net change in unrealized appreciation (depreciation)                                      533
                                                                             -----------------
Net gain (loss)                                                                           757
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          1,283
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            526   $             --
Net realized gain (loss)                                              163                 --
Realized gain distributions                                            61                 --
Net change in unrealized appreciation (depreciation)                  533                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   1,283                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          232,856                 --
Cost of units redeemed                                           (118,771)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                               114,085                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           115,368                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        115,368   $             --
                                                         =================  ================

Units sold                                                        224,796                 --
Units redeemed                                                   (115,389)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           109,407                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         109,407                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        232,856
Cost of units redeemed/account charges                                               (118,771)
Net investment income (loss)                                                              526
Net realized gain (loss)                                                                  163
Realized gain distributions                                                                61
Net change in unrealized appreciation (depreciation)                                      533
                                                                             -----------------
Net assets                                                                   $        115,368
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.05           109  $       115        1.25%          4.4%
12/31/2016          1.01             0            0        1.25%          1.0%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.06             0  $         0        1.00%          4.7%
12/31/2016          1.01             0            0        1.00%          1.0%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.06             0  $         0        0.75%          4.9%
12/31/2016          1.01             0            0        0.75%          1.0%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.06             0  $         0        0.50%          5.2%
12/31/2016          1.01             0            0        0.50%          1.0%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.07             0  $         0        0.25%          5.4%
12/31/2016          1.01             0            0        0.25%          1.1%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.07             0  $         0        0.00%          5.7%
12/31/2016          1.01             0            0        0.00%          1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     DFA U.S. LARGE CAP GROWTH PORTFOLIO INSTITUTIONAL CLASS - 23320G281

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,800,471   $    1,689,307           93,284
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (12,198)
                                     ----------------
Net assets                           $     1,788,273
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,788,273       1,452,974  $          1.23
Band 100                                         --              --             1.23
Band 75                                          --              --             1.24
Band 50                                          --              --             1.24
Band 25                                          --              --             1.24
Band 0                                           --              --             1.25
                                    ---------------  --------------
 Total                              $     1,788,273       1,452,974
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         11,278
Mortality & expense charges                                                            (6,587)
                                                                             -----------------
Net investment income (loss)                                                            4,691
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                8,840
Realized gain distributions                                                             4,317
Net change in unrealized appreciation (depreciation)                                  111,164
                                                                             -----------------
Net gain (loss)                                                                       124,321
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        129,012
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,691   $             --
Net realized gain (loss)                                            8,840                 --
Realized gain distributions                                         4,317                 --
Net change in unrealized appreciation (depreciation)              111,164                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 129,012                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,891,791                 --
Cost of units redeemed                                           (231,208)                --
Account charges                                                    (1,322)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,659,261                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,788,273                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,788,273   $             --
                                                         =================  ================

Units sold                                                      1,651,421                 --
Units redeemed                                                   (198,447)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,452,974                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,452,974                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,891,791
Cost of units redeemed/account charges                                               (232,530)
Net investment income (loss)                                                            4,691
Net realized gain (loss)                                                                8,840
Realized gain distributions                                                             4,317
Net change in unrealized appreciation (depreciation)                                  111,164
                                                                             -----------------
Net assets                                                                   $      1,788,273
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.23         1,453  $     1,788        1.25%         24.0%
12/31/2016          0.99             0            0        1.25%         -0.7%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.23             0  $         0        1.00%         24.3%
12/31/2016          0.99             0            0        1.00%         -0.7%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.24             0  $         0        0.75%         24.6%
12/31/2016          0.99             0            0        0.75%         -0.7%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.24             0  $         0        0.50%         24.9%
12/31/2016          0.99             0            0        0.50%         -0.7%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.24             0  $         0        0.25%         25.2%
12/31/2016          0.99             0            0        0.25%         -0.7%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.25             0  $         0        0.00%         25.5%
12/31/2016          0.99             0            0        0.00%         -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                DFA U.S. LARGE COMPANY PORTFOLIO - 25434D823

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       654,563  $        600,302           31,619
                                                      ================  ===============
Receivables: investments sold                    268
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       654,831
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       654,831         546,244  $         1.20
Band 100                                        --              --            1.20
Band 75                                         --              --            1.21
Band 50                                         --              --            1.21
Band 25                                         --              --            1.21
Band 0                                          --              --            1.21
                                   ---------------  --------------
 Total                             $       654,831         546,244
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          9,368
Mortality & expense charges                                                            (3,890)
                                                                             -----------------
Net investment income (loss)                                                            5,478
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,193
Realized gain distributions                                                             1,716
Net change in unrealized appreciation (depreciation)                                   54,261
                                                                             -----------------
Net gain (loss)                                                                        57,170
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         62,648
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,478   $             --
Net realized gain (loss)                                            1,193                 --
Realized gain distributions                                         1,716                 --
Net change in unrealized appreciation (depreciation)               54,261                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  62,648                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          646,609                 --
Cost of units redeemed                                            (53,895)                --
Account charges                                                      (531)                --
                                                         -----------------  ----------------
Increase (decrease)                                               592,183                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           654,831                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        654,831   $             --
                                                         =================  ================

Units sold                                                        595,040                 --
Units redeemed                                                    (48,796)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           546,244                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         546,244                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        646,609
Cost of units redeemed/account charges                                                (54,426)
Net investment income (loss)                                                            5,478
Net realized gain (loss)                                                                1,193
Realized gain distributions                                                             1,716
Net change in unrealized appreciation (depreciation)                                   54,261
                                                                             -----------------
Net assets                                                                   $        654,831
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.20           546  $       655        1.25%         20.2%
12/31/2016          1.00             0            0        1.25%         -0.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.20             0  $         0        1.00%         20.5%
12/31/2016          1.00             0            0        1.00%         -0.3%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.21             0  $         0        0.75%         20.8%
12/31/2016          1.00             0            0        0.75%         -0.3%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.21             0  $         0        0.50%         21.1%
12/31/2016          1.00             0            0        0.50%         -0.2%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.21             0  $         0        0.25%         21.4%
12/31/2016          1.00             0            0        0.25%         -0.2%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.21             0  $         0        0.00%         21.7%
12/31/2016          1.00             0            0        0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      DFA U.S. SMALL CAP GROWTH PORTFOLIO INSTITUTIONAL CLASS - 23320G273

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         9,754  $         9,045               522
                                                       ===============   ===============
Receivables: investments sold                       3
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         9,757
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         9,757            8,696  $         1.12
Band 100                                         --               --            1.12
Band 75                                          --               --            1.13
Band 50                                          --               --            1.13
Band 25                                          --               --            1.13
Band 0                                           --               --            1.14
                                    ---------------  ---------------
 Total                              $         9,757            8,696
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             46
Mortality & expense charges                                                               (62)
                                                                             -----------------
Net investment income (loss)                                                              (16)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  159
Realized gain distributions                                                                94
Net change in unrealized appreciation (depreciation)                                      709
                                                                             -----------------
Net gain (loss)                                                                           962
                                                                             -----------------

Increase (decrease) in net assets from operations                            $            946
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (16)  $             --
Net realized gain (loss)                                              159                 --
Realized gain distributions                                            94                 --
Net change in unrealized appreciation (depreciation)                  709                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     946                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           10,896                 --
Cost of units redeemed                                             (2,079)                --
Account charges                                                        (6)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 8,811                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             9,757                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          9,757   $             --
                                                         =================  ================

Units sold                                                         10,584                 --
Units redeemed                                                     (1,888)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             8,696                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           8,696                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         10,896
Cost of units redeemed/account charges                                                 (2,085)
Net investment income (loss)                                                              (16)
Net realized gain (loss)                                                                  159
Realized gain distributions                                                                94
Net change in unrealized appreciation (depreciation)                                      709
                                                                             -----------------
Net assets                                                                   $          9,757
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.12             9  $        10        1.25%         14.8%
12/31/2016          0.98             0            0        1.25%         -2.2%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.12             0  $         0        1.00%         15.1%
12/31/2016          0.98             0            0        1.00%         -2.2%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.75%         15.3%
12/31/2016          0.98             0            0        0.75%         -2.2%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.50%         15.6%
12/31/2016          0.98             0            0        0.50%         -2.2%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.25%         15.9%
12/31/2016          0.98             0            0        0.25%         -2.2%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.00%         16.2%
12/31/2016          0.98             0            0        0.00%         -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      DFA U.S. TARGETED VALUE PORTFOLIO INSTITUTIONAL CLASS - 233203595

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,946,375   $     1,902,779           78,102
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,396)
                                     ----------------
Net assets                           $     1,943,979
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,943,979       1,845,897  $          1.05
Band 100                                         --              --             1.06
Band 75                                          --              --             1.06
Band 50                                          --              --             1.06
Band 25                                          --              --             1.06
Band 0                                           --              --             1.07
                                    ---------------  --------------
 Total                              $     1,943,979       1,845,897
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         12,500
Mortality & expense charges                                                            (9,734)
                                                                             -----------------
Net investment income (loss)                                                            2,766
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,942
Realized gain distributions                                                            80,374
Net change in unrealized appreciation (depreciation)                                   43,596
                                                                             -----------------
Net gain (loss)                                                                       125,912
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        128,678
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,766   $             --
Net realized gain (loss)                                            1,942                 --
Realized gain distributions                                        80,374                 --
Net change in unrealized appreciation (depreciation)               43,596                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 128,678                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,338,227                 --
Cost of units redeemed                                           (522,136)                --
Account charges                                                      (790)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,815,301                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,943,979                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,943,979   $             --
                                                         =================  ================

Units sold                                                      2,387,720                 --
Units redeemed                                                   (541,823)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,845,897                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,845,897                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,338,227
Cost of units redeemed/account charges                                               (522,926)
Net investment income (loss)                                                            2,766
Net realized gain (loss)                                                                1,942
Realized gain distributions                                                            80,374
Net change in unrealized appreciation (depreciation)                                   43,596
                                                                             -----------------
Net assets                                                                   $      1,943,979
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.05         1,846  $     1,944        1.25%          8.2%
12/31/2016          0.97             0            0        1.25%         -2.7%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.06             0  $         0        1.00%          8.5%
12/31/2016          0.97             0            0        1.00%         -2.7%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.06             0  $         0        0.75%          8.8%
12/31/2016          0.97             0            0        0.75%         -2.7%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.06             0  $         0        0.50%          9.0%
12/31/2016          0.97             0            0        0.50%         -2.7%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.06             0  $         0        0.25%          9.3%
12/31/2016          0.97             0            0        0.25%         -2.6%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.07             0  $         0        0.00%          9.6%
12/31/2016          0.97             0            0        0.00%         -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    DFA WORLD EX U.S. GVT FIXED INCOME PORTFOLIO INST. CLASS - 23320G323

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        992,449  $       978,663           97,266
                                                       ===============  ===============
Receivables: investments sold                   6,481
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        998,930
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       998,930         970,640  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.04
Band 25                                         --              --            1.04
Band 0                                          --              --            1.04
                                   ---------------  --------------
 Total                             $       998,930         970,640
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,619
Mortality & expense charges                                                            (4,916)
                                                                             -----------------
Net investment income (loss)                                                           (3,297)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,163
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   13,786
                                                                             -----------------
Net gain (loss)                                                                        14,949
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         11,652
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,297)  $             --
Net realized gain (loss)                                            1,163                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               13,786                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  11,652                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,225,697                 --
Cost of units redeemed                                           (238,031)                --
Account charges                                                      (388)                --
                                                         -----------------  ----------------
Increase (decrease)                                               987,278                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           998,930                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        998,930   $             --
                                                         =================  ================

Units sold                                                      1,203,672                 --
Units redeemed                                                   (233,032)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           970,640                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         970,640                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,225,697
Cost of units redeemed/account charges                                               (238,419)
Net investment income (loss)                                                           (3,297)
Net realized gain (loss)                                                                1,163
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   13,786
                                                                             -----------------
Net assets                                                                   $        998,930
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03           971  $       999        1.25%          1.9%
12/31/2016          1.01             0            0        1.25%          1.0%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        1.00%          2.2%
12/31/2016          1.01             0            0        1.00%          1.0%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.03             0  $         0        0.75%          2.4%
12/31/2016          1.01             0            0        0.75%          1.0%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.04             0  $         0        0.50%          2.7%
12/31/2016          1.01             0            0        0.50%          1.0%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.04             0  $         0        0.25%          2.9%
12/31/2016          1.01             0            0        0.25%          1.1%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.04             0  $         0        0.00%          3.2%
12/31/2016          1.01             0            0        0.00%          1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
  DFA COMMODITY STRATEGY PORTFOLIO INSTITUTIONAL CLASS - 23320G463 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.05
Band 100                                        --              --            1.05
Band 75                                         --              --            1.05
Band 50                                         --              --            1.05
Band 25                                         --              --            1.05
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.05             0  $         0        1.25%          4.8%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.05             0  $         0        1.00%          4.9%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.05             0  $         0        0.75%          4.9%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.05             0  $         0        0.50%          4.9%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.05             0  $         0        0.25%          4.9%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.05             0  $         0        0.00%          4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO INST. CLASS-233203355 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.00             0  $         0        1.25%          0.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.00             0  $         0        1.00%          0.3%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.00             0  $         0        0.75%          0.3%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.00             0  $         0        0.50%          0.3%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.00             0  $         0        0.25%          0.3%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.00             0  $         0        0.00%          0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          DFA U.S. SMALL CAP PORTFOLIO INSTITUTIONAL CLASS - 233203843

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $      432,350   $       434,794           12,024
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                (172)
                                     ---------------
Net assets                           $      432,178
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       432,178         404,997  $         1.07
Band 100                                        --              --            1.07
Band 75                                         --              --            1.07
Band 50                                         --              --            1.07
Band 25                                         --              --            1.07
Band 0                                          --              --            1.07
                                   ---------------  --------------
 Total                             $       432,178         404,997
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          1,486
Mortality & expense charges                                                               (613)
                                                                              -----------------
Net investment income (loss)                                                               873
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    14
Realized gain distributions                                                             16,086
Net change in unrealized appreciation (depreciation)                                    (2,444)
                                                                              -----------------
Net gain (loss)                                                                         13,656
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         14,529
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            873   $             --
Net realized gain (loss)                                               14                 --
Realized gain distributions                                        16,086                 --
Net change in unrealized appreciation (depreciation)               (2,444)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  14,529                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          835,023                 --
Cost of units redeemed                                           (416,857)                --
Account charges                                                      (517)                --
                                                         -----------------  ----------------
Increase (decrease)                                               417,649                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           432,178                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        432,178   $             --
                                                         =================  ================

Units sold                                                        806,639                 --
Units redeemed                                                   (401,642)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           404,997                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         404,997                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        835,023
Cost of units redeemed/account charges                                                (417,374)
Net investment income (loss)                                                               873
Net realized gain (loss)                                                                    14
Realized gain distributions                                                             16,086
Net change in unrealized appreciation (depreciation)                                    (2,444)
                                                                              -----------------
Net assets                                                                    $        432,178
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/21/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.07           405  $       432        1.25%          6.7%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.07             0  $         0        1.00%          6.8%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.07             0  $         0        0.75%          6.9%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.07             0  $         0        0.50%          7.1%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.07             0  $         0        0.25%          7.2%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.07             0  $         0        0.00%          7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               DREYFUS NATURAL RESOURCES FUND I CLASS - 26202P824

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       332,552   $       288,777           10,101
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (26)
                                     ----------------
Net assets                           $       332,526
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       332,526         314,237  $         1.06
Band 100                                        --              --            1.07
Band 75                                         --              --            1.07
Band 50                                         --              --            1.08
Band 25                                         --              --            1.09
Band 0                                          --              --            1.09
                                   ---------------  --------------
 Total                             $       332,526         314,237
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          2,059
Mortality & expense charges                                                           (6,562)
                                                                            -----------------
Net investment income (loss)                                                          (4,503)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              69,836
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  (7,958)
                                                                            -----------------
Net gain (loss)                                                                       61,878
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         57,375
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (4,503)  $          3,173
Net realized gain (loss)                                           69,836              5,272
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (7,958)            54,615
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  57,375             63,060
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          192,884            452,289
Cost of units redeemed                                           (401,251)           (89,771)
Account charges                                                      (265)              (124)
                                                         -----------------  -----------------
Increase (decrease)                                              (208,632)           362,394
                                                         -----------------  -----------------
Net increase (decrease)                                          (151,257)           425,454
Net assets, beginning                                             483,783             58,329
                                                         -----------------  -----------------
Net assets, ending                                       $        332,526   $        483,783
                                                         =================  =================

Units sold                                                        199,904            548,514
Units redeemed                                                   (400,625)          (112,113)
                                                         -----------------  -----------------
Net increase (decrease)                                          (200,721)           436,401
Units outstanding, beginning                                      514,958             78,557
                                                         -----------------  -----------------
Units outstanding, ending                                         314,237            514,958
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        716,328
Cost of units redeemed/account charges                                              (501,451)
Net investment income (loss)                                                          (1,231)
Net realized gain (loss)                                                              75,105
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  43,775
                                                                            -----------------
Net assets                                                                  $        332,526
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.06           314  $       333        1.25%         12.6%
12/31/2016          0.94           515          484        1.25%         26.5%
12/31/2015          0.74            79           58        1.25%        -25.7%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.07             0  $         0        1.00%         12.9%
12/31/2016          0.94             0            0        1.00%         26.8%
12/31/2015          0.74             0            0        1.00%        -25.6%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.07             0  $         0        0.75%         13.2%
12/31/2016          0.95             0            0        0.75%         27.2%
12/31/2015          0.74             0            0        0.75%        -25.5%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.08             0  $         0        0.50%         13.5%
12/31/2016          0.95             0            0        0.50%         27.5%
12/31/2015          0.75             0            0        0.50%        -25.4%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09             0  $         0        0.25%         13.8%
12/31/2016          0.95             0            0        0.25%         27.8%
12/31/2015          0.75             0            0        0.25%        -25.3%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09             0  $         0        0.00%         14.1%
12/31/2016          0.96             0            0        0.00%         28.1%
12/31/2015          0.75             0            0        0.00%        -25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        2.5%
    2015        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           FEDERATED HIGH YIELD TRUST INSTITUTIONAL CLASS - 314197203

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,146,404  $     1,981,009          312,848
                                                       ===============  ===============
Receivables: investments sold                   5,994
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,152,398
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,152,398       1,845,407  $          1.17
Band 100                                         --              --             1.18
Band 75                                          --              --             1.18
Band 50                                          --              --             1.19
Band 25                                          --              --             1.20
Band 0                                           --              --             1.21
                                    ---------------  --------------
 Total                              $     2,152,398       1,845,407
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       133,010
Mortality & expense charges                                                         (33,841)
                                                                            ----------------
Net investment income (loss)                                                         99,169
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            174,988
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                (91,097)
                                                                            ----------------
Net gain (loss)                                                                      83,891
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       183,060
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         99,169   $        107,301
Net realized gain (loss)                                          174,988            (15,082)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (91,097)           316,659
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 183,060            408,878
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          612,466          2,519,734
Cost of units redeemed                                         (1,644,453)          (596,590)
Account charges                                                      (995)              (751)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,032,982)         1,922,393
                                                         -----------------  -----------------
Net increase (decrease)                                          (849,922)         2,331,271
Net assets, beginning                                           3,002,320            671,049
                                                         -----------------  -----------------
Net assets, ending                                       $      2,152,398   $      3,002,320
                                                         =================  =================

Units sold                                                        541,271          2,614,841
Units redeemed                                                 (1,434,827)          (569,931)
                                                         -----------------  -----------------
Net increase (decrease)                                          (893,556)         2,044,910
Units outstanding, beginning                                    2,738,963            694,053
                                                         -----------------  -----------------
Units outstanding, ending                                       1,845,407          2,738,963
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     3,913,257
Cost of units redeemed/account charges                                           (2,317,357)
Net investment income (loss)                                                        231,323
Net realized gain (loss)                                                            159,780
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                165,395
                                                                            ----------------
Net assets                                                                  $     2,152,398
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.17         1,845  $     2,152        1.25%          6.4%
12/31/2016          1.10         2,739        3,002        1.25%         13.4%
12/31/2015          0.97           694          671        1.25%         -4.5%
12/31/2014          1.01             0            0        1.25%          1.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.18             0  $         0        1.00%          6.7%
12/31/2016          1.10             0            0        1.00%         13.7%
12/31/2015          0.97             0            0        1.00%         -4.3%
12/31/2014          1.01             0            0        1.00%          1.3%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.18             0  $         0        0.75%          6.9%
12/31/2016          1.11             0            0        0.75%         13.9%
12/31/2015          0.97             0            0        0.75%         -4.0%
12/31/2014          1.01             0            0        0.75%          1.3%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.19             0  $         0        0.50%          7.2%
12/31/2016          1.11             0            0        0.50%         14.2%
12/31/2015          0.97             0            0        0.50%         -3.8%
12/31/2014          1.01             0            0        0.50%          1.3%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.20             0  $         0        0.25%          7.5%
12/31/2016          1.12             0            0        0.25%         14.5%
12/31/2015          0.98             0            0        0.25%         -3.6%
12/31/2014          1.01             0            0        0.25%          1.3%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.21             0  $         0        0.00%          7.7%
12/31/2016          1.12             0            0        0.00%         14.8%
12/31/2015          0.98             0            0        0.00%         -3.3%
12/31/2014          1.01             0            0        0.00%          1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.2%
    2016        7.7%
    2015        9.8%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            FEDERATED HIGH YIELD TRUST SERVICE CLASS - 314197104

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       164,353  $        162,559           23,917
                                                      ================  ===============
Receivables: investments sold                    196
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       164,549
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       164,549         142,154  $         1.16
Band 100                                        --              --            1.17
Band 75                                         --              --            1.18
Band 50                                         --              --            1.18
Band 25                                         --              --            1.19
Band 0                                          --              --            1.20
                                   ---------------  --------------
 Total                             $       164,549         142,154
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         15,926
Mortality & expense charges                                                           (4,262)
                                                                            -----------------
Net investment income (loss)                                                          11,664
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              32,629
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (20,215)
                                                                            -----------------
Net gain (loss)                                                                       12,414
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         24,078
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         11,664   $         10,579
Net realized gain (loss)                                           32,629             (1,715)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (20,215)            27,994
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  24,078             36,858
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          110,069            360,299
Cost of units redeemed                                           (389,777)           (51,854)
Account charges                                                      (103)              (107)
                                                         -----------------  -----------------
Increase (decrease)                                              (279,811)           308,338
                                                         -----------------  -----------------
Net increase (decrease)                                          (255,733)           345,196
Net assets, beginning                                             420,282             75,086
                                                         -----------------  -----------------
Net assets, ending                                       $        164,549   $        420,282
                                                         =================  =================

Units sold                                                         96,782            357,144
Units redeemed                                                   (339,895)           (49,708)
                                                         -----------------  -----------------
Net increase (decrease)                                          (243,113)           307,436
Units outstanding, beginning                                      385,267             77,831
                                                         -----------------  -----------------
Units outstanding, ending                                         142,154            385,267
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        553,397
Cost of units redeemed/account charges                                              (444,809)
Net investment income (loss)                                                          23,464
Net realized gain (loss)                                                              30,703
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                   1,794
                                                                            -----------------
Net assets                                                                  $        164,549
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.16           142  $       165        1.25%          6.1%
12/31/2016          1.09           385          420        1.25%         13.1%
12/31/2015          0.96            78           75        1.25%         -4.9%
12/31/2014          1.01             0            0        1.25%          1.4%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.17             0  $         0        1.00%          6.4%
12/31/2016          1.10             0            0        1.00%         13.4%
12/31/2015          0.97             0            0        1.00%         -4.6%
12/31/2014          1.01             0            0        1.00%          1.4%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.18             0  $         0        0.75%          6.6%
12/31/2016          1.10             0            0        0.75%         13.6%
12/31/2015          0.97             0            0        0.75%         -4.4%
12/31/2014          1.01             0            0        0.75%          1.4%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.18             0  $         0        0.50%          6.9%
12/31/2016          1.11             0            0        0.50%         13.9%
12/31/2015          0.97             0            0        0.50%         -4.1%
12/31/2014          1.01             0            0        0.50%          1.4%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.19             0  $         0        0.25%          7.2%
12/31/2016          1.11             0            0        0.25%         14.2%
12/31/2015          0.97             0            0        0.25%         -3.9%
12/31/2014          1.01             0            0        0.25%          1.4%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.20             0  $         0        0.00%          7.4%
12/31/2016          1.12             0            0        0.00%         14.5%
12/31/2015          0.98             0            0        0.00%         -3.7%
12/31/2014          1.01             0            0        0.00%          1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.4%
    2016        5.7%
    2015        4.4%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          FEDERATED INTERNATIONAL LEADERS FUND A CLASS - 31428U847

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        664,072  $       529,418           17,788
                                                       ===============  ===============
Receivables: investments sold                   1,056
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        665,128
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       665,128         612,160  $         1.09
Band 100                                        --              --            1.10
Band 75                                         --              --            1.11
Band 50                                         --              --            1.12
Band 25                                         --              --            1.13
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $       665,128         612,160
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          2,558
Mortality & expense charges                                                           (7,520)
                                                                            -----------------
Net investment income (loss)                                                          (4,962)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              36,495
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 140,196
                                                                            -----------------
Net gain (loss)                                                                      176,691
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        171,729
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (4,962)  $         22,977
Net realized gain (loss)                                           36,495            (14,438)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              140,196              5,972
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 171,729             14,511
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           58,825          1,037,739
Cost of units redeemed                                         (1,019,433)          (170,750)
Account charges                                                       (85)            (1,562)
                                                         -----------------  -----------------
Increase (decrease)                                              (960,693)           865,427
                                                         -----------------  -----------------
Net increase (decrease)                                          (788,964)           879,938
Net assets, beginning                                           1,454,092            574,154
                                                         -----------------  -----------------
Net assets, ending                                       $        665,128   $      1,454,092
                                                         =================  =================

Units sold                                                         59,487          1,228,536
Units redeemed                                                 (1,109,162)          (206,966)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,049,675)         1,021,570
Units outstanding, beginning                                    1,661,835            640,265
                                                         -----------------  -----------------
Units outstanding, ending                                         612,160          1,661,835
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,770,627
Cost of units redeemed/account charges                                            (1,290,433)
Net investment income (loss)                                                          22,364
Net realized gain (loss)                                                              27,916
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 134,654
                                                                            -----------------
Net assets                                                                  $        665,128
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.09           612  $       665        1.25%         26.4%
12/31/2016          0.86           733          630        1.25%         -4.1%
12/31/2015          0.90           640          574        1.25%         -3.4%
12/31/2014          0.93           566          526        1.25%         -7.2%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10             0  $         0        1.00%         26.7%
12/31/2016          0.87             0            0        1.00%         -3.9%
12/31/2015          0.90             0            0        1.00%         -3.2%
12/31/2014          0.93             0            0        1.00%         -7.0%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.11             0  $         0        0.75%         27.0%
12/31/2016          0.87             0            0        0.75%         -3.7%
12/31/2015          0.90             0            0        0.75%         -2.9%
12/31/2014          0.93             0            0        0.75%         -6.9%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.12             0  $         0        0.50%         27.3%
12/31/2016          0.88             0            0        0.50%         -3.4%
12/31/2015          0.91             0            0        0.50%         -2.7%
12/31/2014          0.93             0            0        0.50%         -6.8%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.25%         27.7%
12/31/2016          0.88             0            0        0.25%         -3.2%
12/31/2015          0.91             0            0        0.25%         -2.4%
12/31/2014          0.93             0            0        0.25%         -6.7%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.00%         28.0%
12/31/2016          0.89           929          824        0.00%         -2.9%
12/31/2015          0.91             0            0        0.00%         -2.2%
12/31/2014          0.93             0            0        0.00%         -6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        3.0%
    2015        1.5%
    2014        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      FEDERATED INTERNATIONAL LEADERS FUND INSTITUTIONAL CLASS - 31428U623

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        856,770  $       745,389           23,010
                                                       ===============  ===============
Receivables: investments sold                   4,293
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        861,063
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       861,063         785,414  $         1.10
Band 100                                        --              --            1.11
Band 75                                         --              --            1.12
Band 50                                         --              --            1.13
Band 25                                         --              --            1.14
Band 0                                          --              --            1.15
                                   ---------------  --------------
 Total                             $       861,063         785,414
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          5,315
Mortality & expense charges                                                            (6,993)
                                                                             -----------------
Net investment income (loss)                                                           (1,678)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,046
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  124,031
                                                                             -----------------
Net gain (loss)                                                                       127,077
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        125,399
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,678)  $          6,215
Net realized gain (loss)                                            3,046            (11,118)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              124,031              3,440
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 125,399             (1,463)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          402,239            292,774
Cost of units redeemed                                            (70,833)          (128,258)
Account charges                                                      (523)              (627)
                                                         -----------------  -----------------
Increase (decrease)                                               330,883            163,889
                                                         -----------------  -----------------
Net increase (decrease)                                           456,282            162,426
Net assets, beginning                                             404,781            242,355
                                                         -----------------  -----------------
Net assets, ending                                       $        861,063   $        404,781
                                                         =================  =================

Units sold                                                        393,850            351,262
Units redeemed                                                    (76,268)          (152,645)
                                                         -----------------  -----------------
Net increase (decrease)                                           317,582            198,617
Units outstanding, beginning                                      467,832            269,215
                                                         -----------------  -----------------
Units outstanding, ending                                         785,414            467,832
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        950,833
Cost of units redeemed/account charges                                                (200,755)
Net investment income (loss)                                                             7,695
Net realized gain (loss)                                                                (8,091)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   111,381
                                                                              -----------------
Net assets                                                                    $        861,063
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.10           785  $       861        1.25%         26.7%
12/31/2016          0.87           468          405        1.25%         -3.9%
12/31/2015          0.90           269          242        1.25%         -3.2%
12/31/2014          0.93             0            0        1.25%         -7.0%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.11             0  $         0        1.00%         27.0%
12/31/2016          0.87             0            0        1.00%         -3.6%
12/31/2015          0.90             0            0        1.00%         -2.9%
12/31/2014          0.93             0            0        1.00%         -6.9%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.12             0  $         0        0.75%         27.3%
12/31/2016          0.88             0            0        0.75%         -3.4%
12/31/2015          0.91             0            0        0.75%         -2.7%
12/31/2014          0.93             0            0        0.75%         -6.8%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.50%         27.7%
12/31/2016          0.88             0            0        0.50%         -3.2%
12/31/2015          0.91             0            0        0.50%         -2.4%
12/31/2014          0.93             0            0        0.50%         -6.7%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.14             0  $         0        0.25%         28.0%
12/31/2016          0.89             0            0        0.25%         -2.9%
12/31/2015          0.91             0            0        0.25%         -2.2%
12/31/2014          0.93             0            0        0.25%         -6.6%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.15             0  $         0        0.00%         28.3%
12/31/2016          0.89             0            0        0.00%         -2.7%
12/31/2015          0.92             0            0        0.00%         -1.9%
12/31/2014          0.94             0            0        0.00%         -6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.8%
    2016        3.0%
    2015        3.1%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            FEDERATED KAUFMANN LARGE CAP FUND A CLASS - 314172446

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       422,259  $        330,703           18,004
                                                      ================  ===============
Receivables: investments sold                    296
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       422,555
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       422,555         313,905  $         1.35
Band 100                                        --              --            1.36
Band 75                                         --              --            1.37
Band 50                                         --              --            1.38
Band 25                                         --              --            1.39
Band 0                                          --              --            1.41
                                   ---------------  --------------
 Total                             $       422,555         313,905
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (4,638)
                                                                             -----------------
Net investment income (loss)                                                           (4,638)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,875
Realized gain distributions                                                             5,972
Net change in unrealized appreciation (depreciation)                                   67,531
                                                                             -----------------
Net gain (loss)                                                                        75,378
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         70,740
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (4,638)  $         (3,755)
Net realized gain (loss)                                             1,875             (8,287)
Realized gain distributions                                          5,972                 --
Net change in unrealized appreciation (depreciation)                67,531             32,256
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   70,740             20,214
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            51,738            223,294
Cost of units redeemed                                             (11,614)          (118,686)
Account charges                                                     (1,224)            (1,125)
                                                          -----------------  -----------------
Increase (decrease)                                                 38,900            103,483
                                                          -----------------  -----------------
Net increase (decrease)                                            109,640            123,697
Net assets, beginning                                              312,915            189,218
                                                          -----------------  -----------------
Net assets, ending                                        $        422,555   $        312,915
                                                          =================  =================

Units sold                                                          41,728            221,645
Units redeemed                                                     (10,804)          (114,963)
                                                          -----------------  -----------------
Net increase (decrease)                                             30,924            106,682
Units outstanding, beginning                                       282,981            176,299
                                                          -----------------  -----------------
Units outstanding, ending                                          313,905            282,981
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        473,890
Cost of units redeemed/account charges                                                (133,054)
Net investment income (loss)                                                            (9,398)
Net realized gain (loss)                                                                (6,423)
Realized gain distributions                                                              5,984
Net change in unrealized appreciation (depreciation)                                    91,556
                                                                              -----------------
Net assets                                                                    $        422,555
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.35           314  $       423        1.25%         21.7%
12/31/2016          1.11           283          313        1.25%          3.0%
12/31/2015          1.07           176          189        1.25%          1.6%
12/31/2014          1.06             0            0        1.25%          5.6%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.36             0  $         0        1.00%         22.0%
12/31/2016          1.11             0            0        1.00%          3.3%
12/31/2015          1.08             0            0        1.00%          1.9%
12/31/2014          1.06             0            0        1.00%          5.8%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.37             0  $         0        0.75%         22.3%
12/31/2016          1.12             0            0        0.75%          3.5%
12/31/2015          1.08             0            0        0.75%          2.1%
12/31/2014          1.06             0            0        0.75%          5.9%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.38             0  $         0        0.50%         22.6%
12/31/2016          1.13             0            0        0.50%          3.8%
12/31/2015          1.09             0            0        0.50%          2.4%
12/31/2014          1.06             0            0        0.50%          6.0%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.39             0  $         0        0.25%         23.0%
12/31/2016          1.13             0            0        0.25%          4.1%
12/31/2015          1.09             0            0        0.25%          2.6%
12/31/2014          1.06             0            0        0.25%          6.2%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.41             0  $         0        0.00%         23.3%
12/31/2016          1.14             0            0        0.00%          4.3%
12/31/2015          1.09             0            0        0.00%          2.9%
12/31/2014          1.06             0            0        0.00%          6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      FEDERATED KAUFMANN LARGE CAP FUND INSTITUTIONAL CLASS - 314172412

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $      561,004   $       466,847           23,338
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                (877)
                                     ---------------
Net assets                           $      560,127
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       560,127         412,591  $         1.36
Band 100                                        --              --            1.37
Band 75                                         --              --            1.38
Band 50                                         --              --            1.39
Band 25                                         --              --            1.41
Band 0                                          --              --            1.42
                                   ---------------  --------------
 Total                             $       560,127         412,591
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (5,498)
                                                                             -----------------
Net investment income (loss)                                                           (5,498)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,947
Realized gain distributions                                                             7,743
Net change in unrealized appreciation (depreciation)                                   78,564
                                                                             -----------------
Net gain (loss)                                                                        90,254
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         84,756
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,498)  $         (4,833)
Net realized gain (loss)                                            3,947              2,386
Realized gain distributions                                         7,743                 --
Net change in unrealized appreciation (depreciation)               78,564             21,379
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  84,756             18,932
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          152,041            232,621
Cost of units redeemed                                            (29,162)          (338,016)
Account charges                                                      (318)               (62)
                                                         -----------------  -----------------
Increase (decrease)                                               122,561           (105,457)
                                                         -----------------  -----------------
Net increase (decrease)                                           207,317            (86,525)
Net assets, beginning                                             352,810            439,335
                                                         -----------------  -----------------
Net assets, ending                                       $        560,127   $        352,810
                                                         =================  =================

Units sold                                                        119,329            219,625
Units redeemed                                                    (23,908)          (310,539)
                                                         -----------------  -----------------
Net increase (decrease)                                            95,421            (90,914)
Units outstanding, beginning                                      317,170            408,084
                                                         -----------------  -----------------
Units outstanding, ending                                         412,591            317,170
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        831,888
Cost of units redeemed/account charges                                               (367,829)
Net investment income (loss)                                                          (12,148)
Net realized gain (loss)                                                                6,287
Realized gain distributions                                                             7,772
Net change in unrealized appreciation (depreciation)                                   94,157
                                                                             -----------------
Net assets                                                                   $        560,127
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.36           413  $       560        1.25%         22.0%
12/31/2016          1.11           317          353        1.25%          3.3%
12/31/2015          1.08           408          439        1.25%          1.8%
12/31/2014          1.06             0            0        1.25%          5.7%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.37             0  $         0        1.00%         22.3%
12/31/2016          1.12             0            0        1.00%          3.6%
12/31/2015          1.08             0            0        1.00%          2.1%
12/31/2014          1.06             0            0        1.00%          5.8%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.38             0  $         0        0.75%         22.7%
12/31/2016          1.13             0            0        0.75%          3.8%
12/31/2015          1.08             0            0        0.75%          2.4%
12/31/2014          1.06             0            0        0.75%          6.0%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.39             0  $         0        0.50%         23.0%
12/31/2016          1.13             0            0        0.50%          4.1%
12/31/2015          1.09             0            0        0.50%          2.6%
12/31/2014          1.06             0            0        0.50%          6.1%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.41             0  $         0        0.25%         23.3%
12/31/2016          1.14             0            0        0.25%          4.4%
12/31/2015          1.09             0            0        0.25%          2.9%
12/31/2014          1.06             0            0        0.25%          6.3%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.42             0  $         0        0.00%         23.6%
12/31/2016          1.15             0            0        0.00%          4.6%
12/31/2015          1.10             0            0        0.00%          3.1%
12/31/2014          1.06             0            0        0.00%          6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             FEDERATED MDT ALL CAP CORE FUND A CLASS - 31421R106

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $       203,591  $       154,755             7,414
                                                       ===============   ===============
Receivables: investments sold                       9
Payables: investments purchased                    --
                                      ---------------
Net assets                            $       203,600
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       203,600         157,224  $         1.29
Band 100                                        --              --            1.31
Band 75                                         --              --            1.32
Band 50                                         --              --            1.33
Band 25                                         --              --            1.34
Band 0                                          --              --            1.35
                                   ---------------  --------------
 Total                             $       203,600         157,224
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            845
Mortality & expense charges                                                            (2,193)
                                                                             -----------------
Net investment income (loss)                                                           (1,348)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  510
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   32,293
                                                                             -----------------
Net gain (loss)                                                                        32,803
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         31,455
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,348)  $           (607)
Net realized gain (loss)                                              510              1,786
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               32,293             16,856
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  31,455             18,035
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           18,962            181,319
Cost of units redeemed                                               (856)           (51,886)
Account charges                                                        --                (12)
                                                         -----------------  -----------------
Increase (decrease)                                                18,106            129,421
                                                         -----------------  -----------------
Net increase (decrease)                                            49,561            147,456
Net assets, beginning                                             154,039              6,583
                                                         -----------------  -----------------
Net assets, ending                                       $        203,600   $        154,039
                                                         =================  =================

Units sold                                                         16,114            186,779
Units redeemed                                                       (721)           (51,660)
                                                         -----------------  -----------------
Net increase (decrease)                                            15,393            135,119
Units outstanding, beginning                                      141,831              6,712
                                                         -----------------  -----------------
Units outstanding, ending                                         157,224            141,831
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        207,415
Cost of units redeemed/account charges                                                (53,025)
Net investment income (loss)                                                           (1,908)
Net realized gain (loss)                                                                2,282
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   48,836
                                                                             -----------------
Net assets                                                                   $        203,600
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.29           157  $       204        1.25%         19.2%
12/31/2016          1.09           142          154        1.25%         10.7%
12/31/2015          0.98             7            7        1.25%         -5.7%
12/31/2014          1.04             0            0        1.25%          4.0%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.31             0  $         0        1.00%         19.5%
12/31/2016          1.09             0            0        1.00%         11.0%
12/31/2015          0.98             0            0        1.00%         -5.4%
12/31/2014          1.04             0            0        1.00%          4.1%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.32             0  $         0        0.75%         19.8%
12/31/2016          1.10             0            0        0.75%         11.3%
12/31/2015          0.99             0            0        0.75%         -5.2%
12/31/2014          1.04             0            0        0.75%          4.3%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.33             0  $         0        0.50%         20.1%
12/31/2016          1.11             0            0        0.50%         11.6%
12/31/2015          0.99             0            0        0.50%         -5.0%
12/31/2014          1.04             0            0        0.50%          4.4%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.34             0  $         0        0.25%         20.4%
12/31/2016          1.11             0            0        0.25%         11.8%
12/31/2015          1.00             0            0        0.25%         -4.7%
12/31/2014          1.05             0            0        0.25%          4.5%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.35             0  $         0        0.00%         20.7%
12/31/2016          1.12             0            0        0.00%         12.1%
12/31/2015          1.00             0            0        0.00%         -4.5%
12/31/2014          1.05             0            0        0.00%          4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        1.6%
    2015        1.8%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        FEDERATED MDT ALL CAP CORE FUND INSTITUTIONAL CLASS - 31421R304

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         50,728  $        45,757            1,829
                                                       ===============  ===============
Receivables: investments sold                      14
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         50,742
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       50,742          38,786  $          1.31
Band 100                                        --              --             1.32
Band 75                                         --              --             1.33
Band 50                                         --              --             1.34
Band 25                                         --              --             1.35
Band 0                                          --              --             1.37
                                    --------------  --------------
 Total                              $       50,742          38,786
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $            348
Mortality & expense charges                                                               (210)
                                                                              -----------------
Net investment income (loss)                                                               138
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    32
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     4,932
                                                                              -----------------
Net gain (loss)                                                                          4,964
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          5,102
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            138   $              5
Net realized gain (loss)                                               32                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                4,932                 40
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   5,102                 45
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           44,915                622
Cost of units redeemed                                                 --                 --
Account charges                                                       (14)                (2)
                                                         -----------------  -----------------
Increase (decrease)                                                44,901                620
                                                         -----------------  -----------------
Net increase (decrease)                                            50,003                665
Net assets, beginning                                                 739                 74
                                                         -----------------  -----------------
Net assets, ending                                       $         50,742   $            739
                                                         =================  =================

Units sold                                                         38,122                602
Units redeemed                                                        (11)                (2)
                                                         -----------------  -----------------
Net increase (decrease)                                            38,111                600
Units outstanding, beginning                                          675                 75
                                                         -----------------  -----------------
Units outstanding, ending                                          38,786                675
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $         45,612
Cost of units redeemed/account charges                                                     (16)
Net investment income (loss)                                                               143
Net realized gain (loss)                                                                    32
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     4,971
                                                                              -----------------
Net assets                                                                    $         50,742
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.31            39  $        51        1.25%         19.6%
12/31/2016          1.09             1            1        1.25%         11.0%
12/31/2015          0.99             0            0        1.25%         -5.4%
12/31/2014          1.04             0            0        1.25%          4.2%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.32             0  $         0        1.00%         19.9%
12/31/2016          1.10             0            0        1.00%         11.3%
12/31/2015          0.99             0            0        1.00%         -5.2%
12/31/2014          1.04             0            0        1.00%          4.3%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.33             0  $         0        0.75%         20.2%
12/31/2016          1.11             0            0        0.75%         11.6%
12/31/2015          0.99             0            0        0.75%         -4.9%
12/31/2014          1.04             0            0        0.75%          4.4%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.34             0  $         0        0.50%         20.5%
12/31/2016          1.11             0            0        0.50%         11.9%
12/31/2015          1.00             0            0        0.50%         -4.7%
12/31/2014          1.05             0            0        0.50%          4.6%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.35             0  $         0        0.25%         20.8%
12/31/2016          1.12             0            0        0.25%         12.1%
12/31/2015          1.00             0            0        0.25%         -4.4%
12/31/2014          1.05             0            0        0.25%          4.7%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.37             0  $         0        0.00%         21.1%
12/31/2016          1.13             0            0        0.00%         12.4%
12/31/2015          1.00             0            0        0.00%         -4.2%
12/31/2014          1.05             0            0        0.00%          4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        1.7%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     FEDERATED KAUFMANN LARGE CAP FUND R6 CLASS - 314172131 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.21
Band 100                                        --              --            1.22
Band 75                                         --              --            1.22
Band 50                                         --              --            1.22
Band 25                                         --              --            1.23
Band 0                                          --              --            1.23
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.21             0  $         0        1.25%         22.1%
12/31/2016          0.99             0            0        1.25%         -0.5%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.22             0  $         0        1.00%         22.4%
12/31/2016          0.99             0            0        1.00%         -0.5%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.22             0  $         0        0.75%         22.7%
12/31/2016          1.00             0            0        0.75%         -0.5%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.22             0  $         0        0.50%         23.0%
12/31/2016          1.00             0            0        0.50%         -0.5%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.23             0  $         0        0.25%         23.3%
12/31/2016          1.00             0            0        0.25%         -0.5%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.23             0  $         0        0.00%         23.6%
12/31/2016          1.00             0            0        0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         FEDERATED HIGH YIELD TRUST R6 CLASS - 314197807 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.01             0  $         0        1.25%          0.6%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.01             0  $         0        1.00%          0.6%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.01             0  $         0        0.75%          0.6%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.01             0  $         0        0.50%          0.6%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.01             0  $         0        0.25%          0.7%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.01             0  $         0        0.00%          0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     FEDERATED INTERNATIONAL LEADERS FUND R6 CLASS - 31428U581 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.02             0  $         0        1.25%          1.8%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.02             0  $         0        1.00%          1.8%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.02             0  $         0        0.75%          1.8%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.02             0  $         0        0.50%          1.8%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.02             0  $         0        0.25%          1.9%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.02             0  $         0        0.00%          1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      FEDERATED MDT SMALL CAP GROWTH FUND A CLASS - 31421R775 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.12
Band 100                                        --              --            1.12
Band 75                                         --              --            1.13
Band 50                                         --              --            1.13
Band 25                                         --              --            1.13
Band 0                                          --              --            1.13
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.12             0  $         0        1.25%         12.3%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.12             0  $         0        1.00%         12.5%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.75%         12.6%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.50%         12.8%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.25%         12.9%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.00%         13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
FEDERATED MDT SMALL CAP GROWTH FUND INSTITUTIONAL CLASS - 31421R759 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.12
Band 100                                        --              --            1.13
Band 75                                         --              --            1.13
Band 50                                         --              --            1.13
Band 25                                         --              --            1.13
Band 0                                          --              --            1.13
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.12             0  $         0        1.25%         12.5%

                                          BAND 100
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        1.00%         12.6%

                                           BAND 75
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.75%         12.8%

                                           BAND 50
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.50%         12.9%

                                           BAND 25
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.25%         13.1%

                                           BAND 0
             -----------------------------------------------------------------
                                                     EXPENSE AS
                              UNITS                    A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS    AVERAGE
                 VALUE       (000s)        (000s)    NET ASSETS   TOTAL RETURN
             ------------  -----------  -----------  -----------  ------------
12/31/2017   $      1.13             0  $         0        0.00%         13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      FEDERATED MDT SMALL CAP GROWTH FUND R6 CLASS - 31421R619 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.12
Band 100                                        --              --            1.13
Band 75                                         --              --            1.13
Band 50                                         --              --            1.13
Band 25                                         --              --            1.13
Band 0                                          --              --            1.13
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         1.25%         12.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0  $          0         1.00%         12.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0  $          0         0.75%         12.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0  $          0         0.50%         12.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0  $          0         0.25%         13.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0  $          0         0.00%         13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          FIDELITY ADVISOR STRATEGIC DVD & INC FUND I CLASS-316145804

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,153,547   $    1,127,758           75,098
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (11,297)
                                     ----------------
Net assets                           $     1,142,250
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,142,250         837,030  $          1.36
Band 100                                        --              --             1.38
Band 75                                         --              --             1.39
Band 50                                         --              --             1.41
Band 25                                         --              --             1.42
Band 0                                          --              --             1.44
                                    --------------  --------------
 Total                              $    1,142,250         837,030
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         30,879
Mortality & expense charges                                                          (14,992)
                                                                            -----------------
Net investment income (loss)                                                          15,887
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              50,208
Realized gain distributions                                                           51,477
Net change in unrealized appreciation (depreciation)                                   3,360
                                                                            -----------------
Net gain (loss)                                                                      105,045
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        120,932
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         15,887   $          7,368
Net realized gain (loss)                                           50,208              2,531
Realized gain distributions                                        51,477             13,688
Net change in unrealized appreciation (depreciation)                3,360             22,429
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 120,932             46,016
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,251,609          1,206,746
Cost of units redeemed                                           (817,890)          (664,690)
Account charges                                                      (399)               (74)
                                                         -----------------  -----------------
Increase (decrease)                                               433,320            541,982
                                                         -----------------  -----------------
Net increase (decrease)                                           554,252            587,998
Net assets, beginning                                             587,998                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,142,250   $        587,998
                                                         =================  =================

Units sold                                                        989,167          1,232,044
Units redeemed                                                   (629,570)          (754,611)
                                                         -----------------  -----------------
Net increase (decrease)                                           359,597            477,433
Units outstanding, beginning                                      477,433                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         837,030            477,433
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,458,355
Cost of units redeemed/account charges                                            (1,483,053)
Net investment income (loss)                                                          23,255
Net realized gain (loss)                                                              52,739
Realized gain distributions                                                           65,165
Net change in unrealized appreciation (depreciation)                                  25,789
                                                                            -----------------
Net assets                                                                  $      1,142,250
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36           837  $      1,142         1.25%         10.8%
12/31/2016          1.23           477           588         1.25%         11.3%
12/31/2015          1.11             0             0         1.25%         -2.4%
12/31/2014          1.13             0             0         1.25%         12.0%
12/31/2013          1.01             0             0         1.25%          1.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0  $          0         1.00%         11.1%
12/31/2016          1.24             0             0         1.00%         11.5%
12/31/2015          1.11             0             0         1.00%         -2.1%
12/31/2014          1.14             0             0         1.00%         12.3%
12/31/2013          1.01             0             0         1.00%          1.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0  $          0         0.75%         11.4%
12/31/2016          1.25             0             0         0.75%         11.8%
12/31/2015          1.12             0             0         0.75%         -1.9%
12/31/2014          1.14             0             0         0.75%         12.6%
12/31/2013          1.01             0             0         0.75%          1.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0  $          0         0.50%         11.6%
12/31/2016          1.26             0             0         0.50%         12.1%
12/31/2015          1.12             0             0         0.50%         -1.6%
12/31/2014          1.14             0             0         0.50%         12.9%
12/31/2013          1.01             0             0         0.50%          1.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0  $          0         0.25%         11.9%
12/31/2016          1.27             0             0         0.25%         12.4%
12/31/2015          1.13             0             0         0.25%         -1.4%
12/31/2014          1.15             0             0         0.25%         13.1%
12/31/2013          1.01             0             0         0.25%          1.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44             0  $          0         0.00%         12.2%
12/31/2016          1.28             0             0         0.00%         12.7%
12/31/2015          1.14             0             0         0.00%         -1.2%
12/31/2014          1.15             0             0         0.00%         13.4%
12/31/2013          1.01             0             0         0.00%          1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.6%
    2016        3.8%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND M CLASS - 315920694

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         5,975  $         5,105              254
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         5,975
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         5,975            2,258  $         2.65
Band 100                                         --               --            2.74
Band 75                                          --               --            2.84
Band 50                                          --               --            2.94
Band 25                                          --               --            3.05
Band 0                                           --               --            3.21
                                    ---------------  ---------------
 Total                              $         5,975            2,258
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             22
Mortality & expense charges                                                              (213)
                                                                             -----------------
Net investment income (loss)                                                             (191)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,764
Realized gain distributions                                                                17
Net change in unrealized appreciation (depreciation)                                    2,631
                                                                             -----------------
Net gain (loss)                                                                         5,412
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          5,221
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (191)  $           (213)
Net realized gain (loss)                                             2,764                (64)
Realized gain distributions                                             17                 84
Net change in unrealized appreciation (depreciation)                 2,631             (1,433)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    5,221             (1,626)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                                 2                 --
Cost of units redeemed                                             (33,921)            (3,165)
Account charges                                                         (1)                (7)
                                                          -----------------  -----------------
Increase (decrease)                                                (33,920)            (3,172)
                                                          -----------------  -----------------
Net increase (decrease)                                            (28,699)            (4,798)
Net assets, beginning                                               34,674             39,472
                                                          -----------------  -----------------
Net assets, ending                                        $          5,975   $         34,674
                                                          =================  =================

Units sold                                                           1,833                 --
Units redeemed                                                     (15,905)            (1,443)
                                                          -----------------  -----------------
Net increase (decrease)                                            (14,072)            (1,443)
Units outstanding, beginning                                        16,330             17,773
                                                          -----------------  -----------------
Units outstanding, ending                                            2,258             16,330
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $       722,791
Cost of units redeemed/account charges                                             (898,513)
Net investment income (loss)                                                        (10,457)
Net realized gain (loss)                                                            101,792
Realized gain distributions                                                          89,492
Net change in unrealized appreciation (depreciation)                                    870
                                                                            ----------------
Net assets                                                                  $         5,975
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.65             2  $          6         1.25%         24.6%
12/31/2016          2.12            16            35         1.25%         -4.4%
12/31/2015          2.22            18            39         1.25%          2.3%
12/31/2014          2.17            61           132         1.25%         -4.7%
12/31/2013          2.28            65           148         1.25%         24.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.74             0  $          0         1.00%         24.9%
12/31/2016          2.19             0             0         1.00%         -4.2%
12/31/2015          2.29             0             0         1.00%          2.6%
12/31/2014          2.23             0             0         1.00%         -4.5%
12/31/2013          2.34             0             0         1.00%         24.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.84             0  $          0         0.75%         25.2%
12/31/2016          2.27             0             0         0.75%         -3.9%
12/31/2015          2.36             0             0         0.75%          2.8%
12/31/2014          2.30             0             0         0.75%         -4.2%
12/31/2013          2.40             0             0         0.75%         24.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.94             0  $          0         0.50%         25.5%
12/31/2016          2.35             0             0         0.50%         -3.7%
12/31/2015          2.43             0             0         0.50%          3.1%
12/31/2014          2.36             0             0         0.50%         -4.0%
12/31/2013          2.46             0             0         0.50%         25.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.05             0  $          0         0.25%         25.9%
12/31/2016          2.42             0             0         0.25%         -3.4%
12/31/2015          2.51             0             0         0.25%          3.3%
12/31/2014          2.43             0             0         0.25%         -3.8%
12/31/2013          2.52             0             0         0.25%         25.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.21             0  $          0         0.00%         26.2%
12/31/2016          2.55             0             0         0.00%         -3.2%
12/31/2015          2.63             0             0         0.00%          3.6%
12/31/2014          2.54             0             0         0.00%         -3.5%
12/31/2013          2.63             0             0         0.00%         25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.1%
    2016        0.6%
    2015        0.2%
    2014        0.7%
    2013        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         FIDELITY ADVISOR DIVERSIFIED STOCK FUND M CLASS - 316127703

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        95,223  $         89,305            3,879
                                                      ================  ===============
Receivables: investments sold                    107
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        95,330
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       95,330          67,916  $          1.40
Band 100                                        --              --             1.42
Band 75                                         --              --             1.43
Band 50                                         --              --             1.45
Band 25                                         --              --             1.46
Band 0                                          --              --             1.48
                                    --------------  --------------
 Total                              $       95,330          67,916
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            833
Mortality & expense charges                                                           (3,440)
                                                                            -----------------
Net investment income (loss)                                                          (2,607)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              37,753
Realized gain distributions                                                            9,477
Net change in unrealized appreciation (depreciation)                                     505
                                                                            -----------------
Net gain (loss)                                                                       47,735
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         45,128
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,607)  $           (579)
Net realized gain (loss)                                           37,753             (8,344)
Realized gain distributions                                         9,477                146
Net change in unrealized appreciation (depreciation)                  505             64,224
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  45,128             55,447
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           43,976             39,555
Cost of units redeemed                                           (329,861)          (143,491)
Account charges                                                      (163)              (241)
                                                         -----------------  -----------------
Increase (decrease)                                              (286,048)          (104,177)
                                                         -----------------  -----------------
Net increase (decrease)                                          (240,920)           (48,730)
Net assets, beginning                                             336,250            384,980
                                                         -----------------  -----------------
Net assets, ending                                       $         95,330   $        336,250
                                                         =================  =================

Units sold                                                         35,275             36,769
Units redeemed                                                   (247,611)          (124,681)
                                                         -----------------  -----------------
Net increase (decrease)                                          (212,336)           (87,912)
Units outstanding, beginning                                      280,252            368,164
                                                         -----------------  -----------------
Units outstanding, ending                                          67,916            280,252
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        898,334
Cost of units redeemed/account charges                                               (881,898)
Net investment income (loss)                                                           (4,496)
Net realized gain (loss)                                                                5,922
Realized gain distributions                                                            71,550
Net change in unrealized appreciation (depreciation)                                    5,918
                                                                             -----------------
Net assets                                                                   $         95,330
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40            68  $         95         1.25%         17.0%
12/31/2016          1.20           280           336         1.25%         14.7%
12/31/2015          1.05           368           385         1.25%         -7.1%
12/31/2014          1.13           434           489         1.25%          8.9%
12/31/2013          1.03             0             0         1.25%          3.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0  $          0         1.00%         17.3%
12/31/2016          1.21             0             0         1.00%         15.0%
12/31/2015          1.05             0             0         1.00%         -6.9%
12/31/2014          1.13             0             0         1.00%          9.2%
12/31/2013          1.03             0             0         1.00%          3.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0  $          0         0.75%         17.6%
12/31/2016          1.22             0             0         0.75%         15.3%
12/31/2015          1.06             0             0         0.75%         -6.7%
12/31/2014          1.13             0             0         0.75%          9.4%
12/31/2013          1.03             0             0         0.75%          3.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0  $          0         0.50%         17.9%
12/31/2016          1.23             0             0         0.50%         15.6%
12/31/2015          1.06             0             0         0.50%         -6.4%
12/31/2014          1.14             0             0         0.50%          9.7%
12/31/2013          1.04             0             0         0.50%          3.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0  $          0         0.25%         18.2%
12/31/2016          1.24             0             0         0.25%         15.9%
12/31/2015          1.07             0             0         0.25%         -6.2%
12/31/2014          1.14             0             0         0.25%         10.0%
12/31/2013          1.04             0             0         0.25%          3.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.48             0  $          0         0.00%         18.5%
12/31/2016          1.25             0             0         0.00%         16.2%
12/31/2015          1.07             0             0         0.00%         -6.0%
12/31/2014          1.14             0             0         0.00%         10.2%
12/31/2013          1.04             0             0         0.00%          3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        1.1%
    2015        0.8%
    2014        1.3%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   FIDELITY ADVISOR DIVERSIFIED STOCK FUND INSTITUTIONAL CLASS - 316127802

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      247,637   $       219,299            9,419
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (193)
                                     ---------------
Net assets                           $      247,444
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       247,444         171,986  $         1.44
Band 100                                        --              --            1.45
Band 75                                         --              --            1.47
Band 50                                         --              --            1.48
Band 25                                         --              --            1.50
Band 0                                          --              --            1.51
                                   ---------------  --------------
 Total                             $       247,444         171,986
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          2,661
Mortality & expense charges                                                           (3,868)
                                                                            -----------------
Net investment income (loss)                                                          (1,207)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              25,244
Realized gain distributions                                                           16,712
Net change in unrealized appreciation (depreciation)                                   5,386
                                                                            -----------------
Net gain (loss)                                                                       47,342
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         46,135
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,207)  $           (814)
Net realized gain (loss)                                           25,244            (41,799)
Realized gain distributions                                        16,712                121
Net change in unrealized appreciation (depreciation)                5,386            102,375
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  46,135             59,883
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           41,876             88,057
Cost of units redeemed                                           (210,380)          (391,065)
Account charges                                                      (365)              (586)
                                                         -----------------  -----------------
Increase (decrease)                                              (168,869)          (303,594)
                                                         -----------------  -----------------
Net increase (decrease)                                          (122,734)          (243,711)
Net assets, beginning                                             370,178            613,889
                                                         -----------------  -----------------
Net assets, ending                                       $        247,444   $        370,178
                                                         =================  =================

Units sold                                                         32,241             80,005
Units redeemed                                                   (162,927)          (356,870)
                                                         -----------------  -----------------
Net increase (decrease)                                          (130,686)          (276,865)
Units outstanding, beginning                                      302,672            579,537
                                                         -----------------  -----------------
Units outstanding, ending                                         171,986            302,672
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,141,251
Cost of units redeemed/account charges                                               (972,232)
Net investment income (loss)                                                              (14)
Net realized gain (loss)                                                              (28,266)
Realized gain distributions                                                            78,367
Net change in unrealized appreciation (depreciation)                                   28,338
                                                                             -----------------
Net assets                                                                   $        247,444
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44           172  $        247         1.25%         17.6%
12/31/2016          1.22           303           370         1.25%         15.5%
12/31/2015          1.06           580           614         1.25%         -6.6%
12/31/2014          1.13           443           502         1.25%          9.6%
12/31/2013          1.03             0             0         1.25%          3.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0  $          0         1.00%         17.9%
12/31/2016          1.23             0             0         1.00%         15.7%
12/31/2015          1.06             0             0         1.00%         -6.4%
12/31/2014          1.14             0             0         1.00%          9.9%
12/31/2013          1.04             0             0         1.00%          3.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.47             0  $          0         0.75%         18.2%
12/31/2016          1.24             0             0         0.75%         16.0%
12/31/2015          1.07             0             0         0.75%         -6.2%
12/31/2014          1.14             0             0         0.75%         10.2%
12/31/2013          1.04             0             0         0.75%          3.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.48             0  $          0         0.50%         18.5%
12/31/2016          1.25             0             0         0.50%         16.3%
12/31/2015          1.08             0             0         0.50%         -5.9%
12/31/2014          1.14             0             0         0.50%         10.4%
12/31/2013          1.04             0             0         0.50%          3.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.50             0  $          0         0.25%         18.8%
12/31/2016          1.26             0             0         0.25%         16.6%
12/31/2015          1.08             0             0         0.25%         -5.7%
12/31/2014          1.15             0             0         0.25%         10.7%
12/31/2013          1.04             0             0         0.25%          3.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.51             0  $          0         0.00%         19.1%
12/31/2016          1.27             0             0         0.00%         16.9%
12/31/2015          1.09             0             0         0.00%         -5.4%
12/31/2014          1.15             0             0         0.00%         11.0%
12/31/2013          1.04             0             0         0.00%          3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.0%
    2015        1.5%
    2014        0.8%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          FIDELITY ADVISOR DIVIDEND GROWTH FUND M CLASS - 315805630

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,149,998   $     1,050,484           66,156
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (193)
                                     ---------------
Net assets                           $    1,149,805
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      718,945         281,488  $          2.55
Band 100                                   430,860         162,795             2.65
Band 75                                         --              --             2.74
Band 50                                         --              --             2.84
Band 25                                         --              --             2.95
Band 0                                          --              --             3.10
                                    --------------  --------------
 Total                              $    1,149,805         444,283
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         11,881
Mortality & expense charges                                                          (14,920)
                                                                            -----------------
Net investment income (loss)                                                          (3,039)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              71,423
Realized gain distributions                                                          150,531
Net change in unrealized appreciation (depreciation)                                 (15,788)
                                                                            -----------------
Net gain (loss)                                                                      206,166
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        203,127
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,039)  $         (2,334)
Net realized gain (loss)                                           71,423              7,247
Realized gain distributions                                       150,531                 --
Net change in unrealized appreciation (depreciation)              (15,788)            71,921
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 203,127             76,834
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           51,560            106,364
Cost of units redeemed                                           (418,964)          (160,109)
Account charges                                                      (415)              (396)
                                                         -----------------  -----------------
Increase (decrease)                                              (367,819)           (54,141)
                                                         -----------------  -----------------
Net increase (decrease)                                          (164,692)            22,693
Net assets, beginning                                           1,314,497          1,291,804
                                                         -----------------  -----------------
Net assets, ending                                       $      1,149,805   $      1,314,497
                                                         =================  =================

Units sold                                                         34,028             51,012
Units redeemed                                                   (190,287)           (76,577)
                                                         -----------------  -----------------
Net increase (decrease)                                          (156,259)           (25,565)
Units outstanding, beginning                                      600,542            626,107
                                                         -----------------  -----------------
Units outstanding, ending                                         444,283            600,542
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     2,893,975
Cost of units redeemed/account charges                                           (2,455,063)
Net investment income (loss)                                                        (53,246)
Net realized gain (loss)                                                            261,310
Realized gain distributions                                                         403,315
Net change in unrealized appreciation (depreciation)                                 99,514
                                                                            ----------------
Net assets                                                                  $     1,149,805
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.55           281  $        719         1.25%         17.8%
12/31/2016          2.17           423           917         1.25%          6.0%
12/31/2015          2.04           440           900         1.25%         -2.4%
12/31/2014          2.10           425           890         1.25%          9.9%
12/31/2013          1.91           574         1,095         1.25%         29.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.65           163  $        431         1.00%         18.1%
12/31/2016          2.24           178           398         1.00%          6.3%
12/31/2015          2.11           186           391         1.00%         -2.2%
12/31/2014          2.15           202           436         1.00%         10.2%
12/31/2013          1.96             2             5         1.00%         29.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.74             0  $          0         0.75%         18.4%
12/31/2016          2.32             0             0         0.75%          6.5%
12/31/2015          2.17             0             0         0.75%         -1.9%
12/31/2014          2.22             0             0         0.75%         10.5%
12/31/2013          2.01             0             0         0.75%         29.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.84             0  $          0         0.50%         18.7%
12/31/2016          2.39             0             0         0.50%          6.8%
12/31/2015          2.24             0             0         0.50%         -1.7%
12/31/2014          2.28             0             0         0.50%         10.7%
12/31/2013          2.06             0             0         0.50%         30.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.95             0  $          0         0.25%         19.0%
12/31/2016          2.47             0             0         0.25%          7.1%
12/31/2015          2.31             0             0         0.25%         -1.4%
12/31/2014          2.34             0             0         0.25%         11.0%
12/31/2013          2.11             0             0         0.25%         30.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.10             0  $          0         0.00%         19.3%
12/31/2016          2.60             0             0         0.00%          7.3%
12/31/2015          2.42             0             0         0.00%         -1.2%
12/31/2014          2.45             0             0         0.00%         11.3%
12/31/2013          2.20             0             0         0.00%         30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        1.0%
    2015        0.8%
    2014        0.9%
    2013        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR EQUITY GROWTH FUND M CLASS - 315805200

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    2,252,164   $     1,736,046           20,967
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (915)
                                     ---------------
Net assets                           $    2,251,249
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      548,439         208,908  $          2.63
Band 100                                   102,033          37,564             2.72
Band 75                                         --              --             2.81
Band 50                                  1,600,777         550,532             2.91
Band 25                                         --              --             3.01
Band 0                                          --              --             3.11
                                    --------------  --------------
 Total                              $    2,251,249         797,004
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (15,598)
                                                                            ----------------
Net investment income (loss)                                                        (15,598)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            258,426
Realized gain distributions                                                         247,652
Net change in unrealized appreciation (depreciation)                                124,216
                                                                            ----------------
Net gain (loss)                                                                     630,294
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       614,696
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (15,598)  $        (14,311)
Net realized gain (loss)                                          258,426             97,008
Realized gain distributions                                       247,652            116,644
Net change in unrealized appreciation (depreciation)              124,216           (220,037)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 614,696            (20,696)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          399,465            230,856
Cost of units redeemed                                           (666,444)          (353,092)
Account charges                                                      (271)              (407)
                                                         -----------------  -----------------
Increase (decrease)                                              (267,250)          (122,643)
                                                         -----------------  -----------------
Net increase (decrease)                                           347,446           (143,339)
Net assets, beginning                                           1,903,803          2,047,142
                                                         -----------------  -----------------
Net assets, ending                                       $      2,251,249   $      1,903,803
                                                         =================  =================

Units sold                                                        205,475            124,622
Units redeemed                                                   (314,219)          (190,130)
                                                         -----------------  -----------------
Net increase (decrease)                                          (108,744)           (65,508)
Units outstanding, beginning                                      905,748            971,256
                                                         -----------------  -----------------
Units outstanding, ending                                         797,004            905,748
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     3,951,776
Cost of units redeemed/account charges                                           (3,361,429)
Net investment income (loss)                                                       (131,404)
Net realized gain (loss)                                                            864,115
Realized gain distributions                                                         412,073
Net change in unrealized appreciation (depreciation)                                516,118
                                                                            ----------------
Net assets                                                                  $     2,251,249
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.63           209  $        548         1.25%         32.9%
12/31/2016          1.98           312           617         1.25%         -1.2%
12/31/2015          2.00           383           765         1.25%          5.2%
12/31/2014          1.90           397           755         1.25%          9.3%
12/31/2013          1.74           381           662         1.25%         33.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.72            38  $        102         1.00%         33.2%
12/31/2016          2.04            17            36         1.00%         -0.9%
12/31/2015          2.06            16            32         1.00%          5.4%
12/31/2014          1.95            29            57         1.00%          9.6%
12/31/2013          1.78             0             0         1.00%         34.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.81             0  $          0         0.75%         33.5%
12/31/2016          2.10             0             0         0.75%         -0.7%
12/31/2015          2.12             0             0         0.75%          5.7%
12/31/2014          2.00             0             0         0.75%          9.8%
12/31/2013          1.82             0             0         0.75%         34.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.91           551  $      1,601         0.50%         33.9%
12/31/2016          2.17           576         1,251         0.50%         -0.4%
12/31/2015          2.18           573         1,250         0.50%          6.0%
12/31/2014          2.06           622         1,281         0.50%         10.1%
12/31/2013          1.87           650         1,216         0.50%         34.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.01             0  $          0         0.25%         34.2%
12/31/2016          2.24             0             0         0.25%         -0.2%
12/31/2015          2.25             0             0         0.25%          6.2%
12/31/2014          2.11             0             0         0.25%         10.4%
12/31/2013          1.91             0             0         0.25%         35.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.11             0  $          0         0.00%         34.5%
12/31/2016          2.31             0             0         0.00%          0.1%
12/31/2015          2.31             0             0         0.00%          6.5%
12/31/2014          2.17             0             0         0.00%         10.7%
12/31/2013          1.96             0             0         0.00%         35.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR EQUITY INCOME FUND M CLASS - 315808204

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        703,146  $       610,624           21,243
                                                       ===============  ===============
Receivables: investments sold                      11
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        703,157
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       310,091         119,894  $         2.59
Band 100                                    27,265          10,173            2.68
Band 75                                         --              --            2.78
Band 50                                    365,801         127,099            2.88
Band 25                                         --              --            2.98
Band 0                                          --              --            3.13
                                   ---------------  --------------
 Total                             $       703,157         257,166
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          9,986
Mortality & expense charges                                                           (5,753)
                                                                            -----------------
Net investment income (loss)                                                           4,233
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              29,605
Realized gain distributions                                                           57,184
Net change in unrealized appreciation (depreciation)                                 (19,743)
                                                                            -----------------
Net gain (loss)                                                                       67,046
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         71,279
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,233   $          4,240
Net realized gain (loss)                                           29,605             93,805
Realized gain distributions                                        57,184             16,888
Net change in unrealized appreciation (depreciation)              (19,743)            23,687
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  71,279            138,620
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           80,322             94,809
Cost of units redeemed                                            (95,626)          (513,812)
Account charges                                                      (241)              (333)
                                                         -----------------  -----------------
Increase (decrease)                                               (15,545)          (419,336)
                                                         -----------------  -----------------
Net increase (decrease)                                            55,734           (280,716)
Net assets, beginning                                             647,423            928,139
                                                         -----------------  -----------------
Net assets, ending                                       $        703,157   $        647,423
                                                         =================  =================

Units sold                                                         51,215             53,117
Units redeemed                                                    (57,506)          (236,557)
                                                         -----------------  -----------------
Net increase (decrease)                                            (6,291)          (183,440)
Units outstanding, beginning                                      263,457            446,897
                                                         -----------------  -----------------
Units outstanding, ending                                         257,166            263,457
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     2,427,506
Cost of units redeemed/account charges                                           (2,368,667)
Net investment income (loss)                                                         81,508
Net realized gain (loss)                                                            190,963
Realized gain distributions                                                         279,325
Net change in unrealized appreciation (depreciation)                                 92,522
                                                                            ----------------
Net assets                                                                  $       703,157
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.59           120  $        310         1.25%         10.6%
12/31/2016          2.34           130           305         1.25%         15.8%
12/31/2015          2.02           307           620         1.25%         -5.8%
12/31/2014          2.14           319           684         1.25%          6.8%
12/31/2013          2.01           336           674         1.25%         25.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.68            10  $         27         1.00%         10.9%
12/31/2016          2.42             6            14         1.00%         16.1%
12/31/2015          2.08             8            17         1.00%         -5.6%
12/31/2014          2.20             0             0         1.00%          7.1%
12/31/2013          2.06             0             0         1.00%         26.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.78             0  $          0         0.75%         11.2%
12/31/2016          2.50             0             0         0.75%         16.4%
12/31/2015          2.15             0             0         0.75%         -5.3%
12/31/2014          2.27             0             0         0.75%          7.3%
12/31/2013          2.11             0             0         0.75%         26.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.88           127  $        366         0.50%         11.5%
12/31/2016          2.58           127           329         0.50%         16.7%
12/31/2015          2.21           132           291         0.50%         -5.1%
12/31/2014          2.33           187           435         0.50%          7.6%
12/31/2013          2.17           209           454         0.50%         26.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.98             0  $          0         0.25%         11.7%
12/31/2016          2.67             0             0         0.25%         17.0%
12/31/2015          2.28             0             0         0.25%         -4.8%
12/31/2014          2.40             0             0         0.25%          7.9%
12/31/2013          2.22             0             0         0.25%         26.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.13             0  $          0         0.00%         12.0%
12/31/2016          2.79             0             0         0.00%         17.3%
12/31/2015          2.38             0             0         0.00%         -4.6%
12/31/2014          2.50             0             0         0.00%          8.1%
12/31/2013          2.31             0             0         0.00%         27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.7%
    2015        2.6%
    2014        2.0%
    2013        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2010 FUND M CLASS - 315792879

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,220,142  $     1,148,506           98,008
                                                       ===============  ===============
Receivables: investments sold                      64
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,220,206
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      707,714         452,429  $          1.56
Band 100                                   512,492         317,288             1.62
Band 75                                         --              --             1.67
Band 50                                         --              --             1.72
Band 25                                         --              --             1.78
Band 0                                          --              --             1.84
                                    --------------  --------------
 Total                              $    1,220,206         769,717
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         14,050
Mortality & expense charges                                                          (14,464)
                                                                            -----------------
Net investment income (loss)                                                            (414)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              28,401
Realized gain distributions                                                           63,383
Net change in unrealized appreciation (depreciation)                                  41,255
                                                                            -----------------
Net gain (loss)                                                                      133,039
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        132,625
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (414)  $            543
Net realized gain (loss)                                           28,401             19,400
Realized gain distributions                                        63,383             53,024
Net change in unrealized appreciation (depreciation)               41,255                823
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 132,625             73,790
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          107,907            191,754
Cost of units redeemed                                           (485,782)        (1,450,294)
Account charges                                                      (760)              (425)
                                                         -----------------  -----------------
Increase (decrease)                                              (378,635)        (1,258,965)
                                                         -----------------  -----------------
Net increase (decrease)                                          (246,010)        (1,185,175)
Net assets, beginning                                           1,466,216          2,651,391
                                                         -----------------  -----------------
Net assets, ending                                       $      1,220,206   $      1,466,216
                                                         =================  =================

Units sold                                                         71,705            140,745
Units redeemed                                                   (313,295)        (1,030,324)
                                                         -----------------  -----------------
Net increase (decrease)                                          (241,590)          (889,579)
Units outstanding, beginning                                    1,011,307          1,900,886
                                                         -----------------  -----------------
Units outstanding, ending                                         769,717          1,011,307
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     19,837,468
Cost of units redeemed/account charges                                           (21,097,716)
Net investment income (loss)                                                         195,579
Net realized gain (loss)                                                           1,169,364
Realized gain distributions                                                        1,043,875
Net change in unrealized appreciation (depreciation)                                  71,636
                                                                            -----------------
Net assets                                                                  $      1,220,206
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.56           452  $        708         1.25%         10.2%
12/31/2016          1.42           598           849         1.25%          4.6%
12/31/2015          1.36         1,241         1,684         1.25%         -2.4%
12/31/2014          1.39         1,658         2,305         1.25%          2.8%
12/31/2013          1.35         3,012         4,071         1.25%          8.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.62           317  $        512         1.00%         10.5%
12/31/2016          1.46           343           501         1.00%          4.9%
12/31/2015          1.39           367           512         1.00%         -2.1%
12/31/2014          1.42           404           576         1.00%          3.1%
12/31/2013          1.38           482           666         1.00%          9.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.67             0  $          0         0.75%         10.7%
12/31/2016          1.51             0             0         0.75%          5.1%
12/31/2015          1.43             0             0         0.75%         -1.9%
12/31/2014          1.46             0             0         0.75%          3.3%
12/31/2013          1.41             0             0         0.75%          9.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.72             0  $          0         0.50%         11.0%
12/31/2016          1.55             0             0         0.50%          5.4%
12/31/2015          1.47             0             0         0.50%         -1.6%
12/31/2014          1.50             0             0         0.50%          3.6%
12/31/2013          1.44             0             0         0.50%          9.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78             0  $          0         0.25%         11.3%
12/31/2016          1.60             0             0         0.25%          5.6%
12/31/2015          1.51             0             0         0.25%         -1.4%
12/31/2014          1.53             0             0         0.25%          3.9%
12/31/2013          1.48             0             0         0.25%         10.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.84             0  $          0         0.00%         11.6%
12/31/2016          1.65            70           116         0.00%          5.9%
12/31/2015          1.55           293           456         0.00%         -1.1%
12/31/2014          1.57           275           431         0.00%          4.1%
12/31/2013          1.51           239           361         0.00%         10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        1.0%
    2015        1.3%
    2014        1.1%
    2013        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2015 FUND M CLASS - 315792556

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,807,467  $      1,689,836          143,036
                                                      ================  ===============
Receivables: investments sold                    515
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,807,982
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,505,187         925,275  $          1.63
Band 100                                    231,563         137,851             1.68
Band 75                                          --              --             1.73
Band 50                                      71,232          39,771             1.79
Band 25                                          --              --             1.85
Band 0                                           --              --             1.91
                                    ---------------  --------------
 Total                              $     1,807,982       1,102,897
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         20,889
Mortality & expense charges                                                          (23,348)
                                                                            -----------------
Net investment income (loss)                                                          (2,459)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              86,357
Realized gain distributions                                                          110,160
Net change in unrealized appreciation (depreciation)                                  69,626
                                                                            -----------------
Net gain (loss)                                                                      266,143
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        263,684
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,459)  $          6,970
Net realized gain (loss)                                           86,357            (59,717)
Realized gain distributions                                       110,160             82,738
Net change in unrealized appreciation (depreciation)               69,626             35,243
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 263,684             65,234
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          167,719            212,643
Cost of units redeemed                                         (1,314,144)        (2,172,599)
Account charges                                                    (1,466)              (768)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,147,891)        (1,960,724)
                                                         -----------------  -----------------
Net increase (decrease)                                          (884,207)        (1,895,490)
Net assets, beginning                                           2,692,189          4,587,679
                                                         -----------------  -----------------
Net assets, ending                                       $      1,807,982   $      2,692,189
                                                         =================  =================

Units sold                                                        108,512            150,650
Units redeemed                                                   (800,739)        (1,617,122)
                                                         -----------------  -----------------
Net increase (decrease)                                          (692,227)        (1,466,472)
Units outstanding, beginning                                    1,795,124          3,261,596
                                                         -----------------  -----------------
Units outstanding, ending                                       1,102,897          1,795,124
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     31,469,827
Cost of units redeemed/account charges                                           (35,741,400)
Net investment income (loss)                                                         164,296
Net realized gain (loss)                                                           3,716,576
Realized gain distributions                                                        2,081,052
Net change in unrealized appreciation (depreciation)                                 117,631
                                                                            -----------------
Net assets                                                                  $      1,807,982
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.63           925  $      1,505         1.25%         12.0%
12/31/2016          1.45         1,268         1,841         1.25%          5.0%
12/31/2015          1.38         2,628         3,632         1.25%         -2.3%
12/31/2014          1.42         4,322         6,117         1.25%          3.1%
12/31/2013          1.37         7,464        10,246         1.25%          9.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.68           138  $        232         1.00%         12.3%
12/31/2016          1.50           165           247         1.00%          5.3%
12/31/2015          1.42           254           361         1.00%         -2.1%
12/31/2014          1.45           320           464         1.00%          3.4%
12/31/2013          1.40             0             0         1.00%          9.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.73             0  $          0         0.75%         12.6%
12/31/2016          1.54             0             0         0.75%          5.6%
12/31/2015          1.46             0             0         0.75%         -1.9%
12/31/2014          1.49             0             0         0.75%          3.6%
12/31/2013          1.43             0             0         0.75%         10.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.79            40  $         71         0.50%         12.9%
12/31/2016          1.59            52            82         0.50%          5.8%
12/31/2015          1.50            69           103         0.50%         -1.6%
12/31/2014          1.52            47            72         0.50%          3.9%
12/31/2013          1.47            89           131         0.50%         10.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0  $          0         0.25%         13.2%
12/31/2016          1.63             0             0         0.25%          6.1%
12/31/2015          1.54             0             0         0.25%         -1.4%
12/31/2014          1.56             0             0         0.25%          4.1%
12/31/2013          1.50             0             0         0.25%         10.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91             0  $          0         0.00%         13.5%
12/31/2016          1.68           310           522         0.00%          6.4%
12/31/2015          1.58           311           491         0.00%         -1.1%
12/31/2014          1.60           672         1,076         0.00%          4.4%
12/31/2013          1.53           696         1,067         0.00%         11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.0%
    2015        1.1%
    2014        1.2%
    2013        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2020 FUND M CLASS - 315792820

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      7,865,563  $     7,057,109          570,554
                                                       ===============  ===============
Receivables: investments sold                   2,385
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      7,867,948
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,501,538       2,749,184  $          1.64
Band 100                                  2,670,761       1,579,627             1.69
Band 75                                          --              --             1.75
Band 50                                     695,649         385,878             1.80
Band 25                                          --              --             1.86
Band 0                                           --              --             1.92
                                    ---------------  --------------
 Total                              $     7,867,948       4,714,689
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        84,110
Mortality & expense charges                                                         (90,635)
                                                                            ----------------
Net investment income (loss)                                                         (6,525)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            327,947
Realized gain distributions                                                         358,676
Net change in unrealized appreciation (depreciation)                                361,718
                                                                            ----------------
Net gain (loss)                                                                   1,048,341
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,041,816
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,525)  $         14,144
Net realized gain (loss)                                          327,947             79,928
Realized gain distributions                                       358,676            239,116
Net change in unrealized appreciation (depreciation)              361,718            (27,248)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,041,816            305,940
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,089,049          1,627,220
Cost of units redeemed                                         (3,202,033)        (4,498,548)
Account charges                                                    (1,375)            (1,804)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,114,359)        (2,873,132)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,072,543)        (2,567,192)
Net assets, beginning                                           8,940,491         11,507,683
                                                         -----------------  -----------------
Net assets, ending                                       $      7,867,948   $      8,940,491
                                                         =================  =================

Units sold                                                        684,748          1,143,003
Units redeemed                                                 (2,054,403)        (3,315,493)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,369,655)        (2,172,490)
Units outstanding, beginning                                    6,084,344          8,256,834
                                                         -----------------  -----------------
Units outstanding, ending                                       4,714,689          6,084,344
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     41,027,965
Cost of units redeemed/account charges                                           (40,914,823)
Net investment income (loss)                                                         372,519
Net realized gain (loss)                                                           3,056,042
Realized gain distributions                                                        3,517,791
Net change in unrealized appreciation (depreciation)                                 808,454
                                                                            -----------------
Net assets                                                                  $      7,867,948
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.64         2,749  $      4,502         1.25%         13.3%
12/31/2016          1.45         3,986         5,762         1.25%          5.3%
12/31/2015          1.37         5,968         8,190         1.25%         -2.4%
12/31/2014          1.41         7,199        10,119         1.25%          3.3%
12/31/2013          1.36        10,029        13,647         1.25%         10.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.69         1,580  $      2,671         1.00%         13.6%
12/31/2016          1.49         1,626         2,421         1.00%          5.6%
12/31/2015          1.41         1,422         2,004         1.00%         -2.1%
12/31/2014          1.44         1,418         2,042         1.00%          3.6%
12/31/2013          1.39           916         1,275         1.00%         11.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.75             0  $          0         0.75%         13.8%
12/31/2016          1.53             0             0         0.75%          5.9%
12/31/2015          1.45             0             0         0.75%         -1.9%
12/31/2014          1.48             0             0         0.75%          3.8%
12/31/2013          1.42             0             0         0.75%         11.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80           386  $        696         0.50%         14.1%
12/31/2016          1.58           351           554         0.50%          6.1%
12/31/2015          1.49           586           873         0.50%         -1.6%
12/31/2014          1.51           570           863         0.50%          4.1%
12/31/2013          1.45           243           353         0.50%         11.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.86             0  $          0         0.25%         14.4%
12/31/2016          1.63             0             0         0.25%          6.4%
12/31/2015          1.53             0             0         0.25%         -1.4%
12/31/2014          1.55             0             0         0.25%          4.3%
12/31/2013          1.49             0             0         0.25%         12.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.92             0  $          0         0.00%         14.7%
12/31/2016          1.68           122           204         0.00%          6.7%
12/31/2015          1.57           281           441         0.00%         -1.2%
12/31/2014          1.59           429           681         0.00%          4.6%
12/31/2013          1.52           526           800         0.00%         12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        1.1%
    2015        1.3%
    2014        1.3%
    2013        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2025 FUND M CLASS - 315792499

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,966,408  $     3,549,441          286,473
                                                       ===============  ===============
Receivables: investments sold                   1,253
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,967,661
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,234,714       1,887,285  $          1.71
Band 100                                    417,887         236,121             1.77
Band 75                                          --              --             1.83
Band 50                                     315,060         166,958             1.89
Band 25                                          --              --             1.95
Band 0                                           --              --             2.01
                                    ---------------  --------------
 Total                              $     3,967,661       2,290,364
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        40,904
Mortality & expense charges                                                         (45,571)
                                                                            ----------------
Net investment income (loss)                                                         (4,667)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            262,776
Realized gain distributions                                                         183,293
Net change in unrealized appreciation (depreciation)                                243,172
                                                                            ----------------
Net gain (loss)                                                                     689,241
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       684,574
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (4,667)  $         16,109
Net realized gain (loss)                                          262,776            (73,102)
Realized gain distributions                                       183,293            166,048
Net change in unrealized appreciation (depreciation)              243,172             82,333
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 684,574            191,388
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          537,171            762,366
Cost of units redeemed                                         (2,798,350)        (3,317,269)
Account charges                                                    (1,455)            (1,918)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,262,634)        (2,556,821)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,578,060)        (2,365,433)
Net assets, beginning                                           5,545,721          7,911,154
                                                         -----------------  -----------------
Net assets, ending                                       $      3,967,661   $      5,545,721
                                                         =================  =================

Units sold                                                        336,814            532,882
Units redeemed                                                 (1,578,012)        (2,387,623)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,241,198)        (1,854,741)
Units outstanding, beginning                                    3,531,562          5,386,303
                                                         -----------------  -----------------
Units outstanding, ending                                       2,290,364          3,531,562
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     30,391,135
Cost of units redeemed/account charges                                           (32,886,828)
Net investment income (loss)                                                         195,511
Net realized gain (loss)                                                           3,381,356
Realized gain distributions                                                        2,469,520
Net change in unrealized appreciation (depreciation)                                 416,967
                                                                            -----------------
Net assets                                                                  $      3,967,661
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.71         1,887  $      3,235         1.25%         14.5%
12/31/2016          1.50         2,161         3,235         1.25%          5.5%
12/31/2015          1.42         3,687         5,232         1.25%         -2.3%
12/31/2014          1.45         4,654         6,762         1.25%          3.6%
12/31/2013          1.40         7,226        10,138         1.25%         14.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77           236  $       418          1.00%         14.8%
12/31/2016          1.54           259          399          1.00%          5.7%
12/31/2015          1.46           384          560          1.00%         -2.1%
12/31/2014          1.49           531          790          1.00%          3.8%
12/31/2013          1.43             0            0          1.00%         14.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.83             0  $          0         0.75%         15.1%
12/31/2016          1.59             0             0         0.75%          6.0%
12/31/2015          1.50             0             0         0.75%         -1.8%
12/31/2014          1.53             0             0         0.75%          4.1%
12/31/2013          1.47             0             0         0.75%         14.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89           167  $        315         0.50%         15.4%
12/31/2016          1.64           168           275         0.50%          6.3%
12/31/2015          1.54           209           321         0.50%         -1.6%
12/31/2014          1.56           171           267         0.50%          4.3%
12/31/2013          1.50            98           148         0.50%         15.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95             0  $          0         0.25%         15.7%
12/31/2016          1.68             0             0         0.25%          6.5%
12/31/2015          1.58             0             0         0.25%         -1.4%
12/31/2014          1.60             0             0         0.25%          4.6%
12/31/2013          1.53             0             0         0.25%         15.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01             0  $          0         0.00%         16.0%
12/31/2016          1.74           943         1,637         0.00%          6.8%
12/31/2015          1.62         1,106         1,798         0.00%         -1.1%
12/31/2014          1.64         1,023         1,681         0.00%          4.9%
12/31/2013          1.57           946         1,483         0.00%         15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.0%
    2015        1.2%
    2014        1.2%
    2013        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2030 FUND M CLASS - 315792762

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      7,332,532  $     6,200,340          489,997
                                                       ===============  ===============
Receivables: investments sold                   2,731
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      7,335,263
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,430,485       3,130,161  $          1.73
Band 100                                  1,735,828         968,926             1.79
Band 75                                          --              --             1.85
Band 50                                     168,950          88,446             1.91
Band 25                                          --              --             1.97
Band 0                                           --              --             2.04
                                    ---------------  --------------
 Total                              $     7,335,263       4,187,533
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        61,070
Mortality & expense charges                                                         (86,899)
                                                                            ----------------
Net investment income (loss)                                                        (25,829)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            428,952
Realized gain distributions                                                         345,826
Net change in unrealized appreciation (depreciation)                                537,126
                                                                            ----------------
Net gain (loss)                                                                   1,311,904
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,286,075
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (25,829)  $          3,778
Net realized gain (loss)                                          428,952             78,488
Realized gain distributions                                       345,826            275,357
Net change in unrealized appreciation (depreciation)              537,126             (9,913)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,286,075            347,710
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          803,320          1,050,557
Cost of units redeemed                                         (3,013,967)        (3,762,476)
Account charges                                                    (2,934)            (2,790)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,213,581)        (2,714,709)
                                                         -----------------  -----------------
Net increase (decrease)                                          (927,506)        (2,366,999)
Net assets, beginning                                           8,262,769         10,629,768
                                                         -----------------  -----------------
Net assets, ending                                       $      7,335,263   $      8,262,769
                                                         =================  =================

Units sold                                                        493,483            734,189
Units redeemed                                                 (1,765,827)        (2,716,020)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,272,344)        (1,981,831)
Units outstanding, beginning                                    5,459,877          7,441,708
                                                         -----------------  -----------------
Units outstanding, ending                                       4,187,533          5,459,877
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     36,954,907
Cost of units redeemed/account charges                                           (37,329,765)
Net investment income (loss)                                                         184,987
Net realized gain (loss)                                                           3,046,484
Realized gain distributions                                                        3,346,458
Net change in unrealized appreciation (depreciation)                               1,132,192
                                                                            -----------------
Net assets                                                                  $      7,335,263
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.73         3,130  $      5,430         1.25%         17.2%
12/31/2016          1.48         3,845         5,690         1.25%          6.1%
12/31/2015          1.39         5,365         7,483         1.25%         -2.4%
12/31/2014          1.43         6,665         9,522         1.25%          3.6%
12/31/2013          1.38         8,881        12,244         1.25%         15.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.79           969  $      1,736         1.00%         17.5%
12/31/2016          1.52           980         1,494         1.00%          6.4%
12/31/2015          1.43           977         1,400         1.00%         -2.1%
12/31/2014          1.46           821         1,202         1.00%          3.9%
12/31/2013          1.41           703           991         1.00%         15.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0  $          0         0.75%         17.8%
12/31/2016          1.57             0             0         0.75%          6.6%
12/31/2015          1.47             0             0         0.75%         -1.9%
12/31/2014          1.50             0             0         0.75%          4.1%
12/31/2013          1.44             0             0         0.75%         16.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91            88  $        169         0.50%         18.1%
12/31/2016          1.62           102           164         0.50%          6.9%
12/31/2015          1.51           114           172         0.50%         -1.6%
12/31/2014          1.54            92           141         0.50%          4.4%
12/31/2013          1.47            90           132         0.50%         16.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.97             0  $          0         0.25%         18.4%
12/31/2016          1.67             0             0         0.25%          7.2%
12/31/2015          1.55             0             0         0.25%         -1.4%
12/31/2014          1.58             0             0         0.25%          4.7%
12/31/2013          1.51             0             0         0.25%         16.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.04             0  $          0         0.00%         18.7%
12/31/2016          1.72           533           915         0.00%          7.4%
12/31/2015          1.60           985         1,574         0.00%         -1.1%
12/31/2014          1.62         1,089         1,759         0.00%          4.9%
12/31/2013          1.54           950         1,462         0.00%         17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.8%
    2016        1.0%
    2015        1.1%
    2014        1.1%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2035 FUND M CLASS - 315792440

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,654,997  $     3,121,829          250,304
                                                       ===============  ===============
Receivables: investments sold                   1,949
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,656,946
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,047,926       1,692,400  $          1.80
Band 100                                    524,865         282,239             1.86
Band 75                                          --              --             1.92
Band 50                                      84,155          42,442             1.98
Band 25                                          --              --             2.05
Band 0                                           --              --             2.11
                                    ---------------  --------------
 Total                              $     3,656,946       2,017,081
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        28,313
Mortality & expense charges                                                         (40,143)
                                                                            ----------------
Net investment income (loss)                                                        (11,830)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            115,782
Realized gain distributions                                                         151,946
Net change in unrealized appreciation (depreciation)                                377,733
                                                                            ----------------
Net gain (loss)                                                                     645,461
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       633,631
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (11,830)  $         (1,294)
Net realized gain (loss)                                          115,782            (65,726)
Realized gain distributions                                       151,946            117,665
Net change in unrealized appreciation (depreciation)              377,733             41,286
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 633,631             91,931
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          558,554            605,903
Cost of units redeemed                                           (941,108)        (2,493,001)
Account charges                                                    (2,591)            (3,296)
                                                         -----------------  -----------------
Increase (decrease)                                              (385,145)        (1,890,394)
                                                         -----------------  -----------------
Net increase (decrease)                                           248,486         (1,798,463)
Net assets, beginning                                           3,408,460          5,206,923
                                                         -----------------  -----------------
Net assets, ending                                       $      3,656,946   $      3,408,460
                                                         =================  =================

Units sold                                                        338,732            413,018
Units redeemed                                                   (539,483)        (1,795,807)
                                                         -----------------  -----------------
Net increase (decrease)                                          (200,751)        (1,382,789)
Units outstanding, beginning                                    2,217,832          3,600,621
                                                         -----------------  -----------------
Units outstanding, ending                                       2,017,081          2,217,832
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     19,582,210
Cost of units redeemed/account charges                                           (20,876,438)
Net investment income (loss)                                                          56,469
Net realized gain (loss)                                                           2,476,229
Realized gain distributions                                                        1,885,308
Net change in unrealized appreciation (depreciation)                                 533,168
                                                                            -----------------
Net assets                                                                  $      3,656,946
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80         1,692  $      3,048         1.25%         19.4%
12/31/2016          1.51         1,679         2,531         1.25%          6.5%
12/31/2015          1.42         2,729         3,865         1.25%         -2.5%
12/31/2014          1.45         3,337         4,847         1.25%          3.7%
12/31/2013          1.40         5,443         7,624         1.25%         18.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.86           282  $        525         1.00%         19.7%
12/31/2016          1.55           312           484         1.00%          6.7%
12/31/2015          1.46           411           597         1.00%         -2.2%
12/31/2014          1.49           435           648         1.00%          3.9%
12/31/2013          1.43             0             0         1.00%         18.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.92             0  $          0         0.75%         20.0%
12/31/2016          1.60             0             0         0.75%          7.0%
12/31/2015          1.50             0             0         0.75%         -2.0%
12/31/2014          1.53             0             0         0.75%          4.2%
12/31/2013          1.46             0             0         0.75%         18.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98            42  $         84         0.50%         20.3%
12/31/2016          1.65            43            70         0.50%          7.3%
12/31/2015          1.54            32            49         0.50%         -1.8%
12/31/2014          1.56            25            40         0.50%          4.5%
12/31/2013          1.50            19            28         0.50%         19.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05             0  $          0         0.25%         20.6%
12/31/2016          1.70             0             0         0.25%          7.5%
12/31/2015          1.58             0             0         0.25%         -1.5%
12/31/2014          1.60             0             0         0.25%          4.7%
12/31/2013          1.53             0             0         0.25%         19.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.11             0  $          0         0.00%         20.9%
12/31/2016          1.75           185           323         0.00%          7.8%
12/31/2015          1.62           429           695         0.00%         -1.3%
12/31/2014          1.64           710         1,165         0.00%          5.0%
12/31/2013          1.56           690         1,079         0.00%         19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.8%
    2016        0.8%
    2015        1.0%
    2014        1.0%
    2013        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2040 FUND M CLASS - 315792713

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,803,525  $     3,244,821          242,344
                                                       ===============  ===============
Receivables: investments sold                   1,286
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,804,811
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,917,846       1,624,136  $          1.80
Band 100                                    768,081         414,029             1.86
Band 75                                          --              --             1.92
Band 50                                     118,884          60,102             1.98
Band 25                                          --              --             2.04
Band 0                                           --              --             2.11
                                    ---------------  --------------
 Total                              $     3,804,811       2,098,267
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        29,024
Mortality & expense charges                                                         (44,172)
                                                                            ----------------
Net investment income (loss)                                                        (15,148)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            304,702
Realized gain distributions                                                         184,456
Net change in unrealized appreciation (depreciation)                                346,646
                                                                            ----------------
Net gain (loss)                                                                     835,804
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       820,656
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (15,148)  $          8,476
Net realized gain (loss)                                          304,702            (51,456)
Realized gain distributions                                       184,456            176,542
Net change in unrealized appreciation (depreciation)              346,646             96,815
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 820,656            230,377
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          493,790            782,307
Cost of units redeemed                                         (2,456,094)        (2,331,272)
Account charges                                                    (3,426)            (3,342)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,965,730)        (1,552,307)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,145,074)        (1,321,930)
Net assets, beginning                                           4,949,885          6,271,815
                                                         -----------------  -----------------
Net assets, ending                                       $      3,804,811   $      4,949,885
                                                         =================  =================

Units sold                                                        299,844            546,704
Units redeemed                                                 (1,353,974)        (1,692,811)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,054,130)        (1,146,107)
Units outstanding, beginning                                    3,152,397          4,298,504
                                                         -----------------  -----------------
Units outstanding, ending                                       2,098,267          3,152,397
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     29,197,674
Cost of units redeemed/account charges                                           (32,137,773)
Net investment income (loss)                                                         246,980
Net realized gain (loss)                                                           3,211,406
Realized gain distributions                                                        2,727,820
Net change in unrealized appreciation (depreciation)                                 558,704
                                                                            -----------------
Net assets                                                                  $      3,804,811
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80         1,624  $      2,918         1.25%         19.5%
12/31/2016          1.50         1,910         2,870         1.25%          6.5%
12/31/2015          1.41         2,883         4,068         1.25%         -2.5%
12/31/2014          1.45         3,874         5,604         1.25%          3.6%
12/31/2013          1.40         6,098         8,512         1.25%         18.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.86           414  $        768         1.00%         19.8%
12/31/2016          1.55           413           640         1.00%          6.8%
12/31/2015          1.45           475           689         1.00%         -2.2%
12/31/2014          1.48           469           695         1.00%          3.9%
12/31/2013          1.43           184           263         1.00%         18.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.92             0  $          0         0.75%         20.1%
12/31/2016          1.59             0             0         0.75%          7.1%
12/31/2015          1.49             0             0         0.75%         -2.0%
12/31/2014          1.52             0             0         0.75%          4.2%
12/31/2013          1.46             0             0         0.75%         19.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98            60  $        119         0.50%         20.4%
12/31/2016          1.64            60            99         0.50%          7.3%
12/31/2015          1.53            46            70         0.50%         -1.7%
12/31/2014          1.56            14            22         0.50%          4.4%
12/31/2013          1.49            10            15         0.50%         19.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.04             0  $          0         0.25%         20.7%
12/31/2016          1.69             0             0         0.25%          7.6%
12/31/2015          1.57             0             0         0.25%         -1.5%
12/31/2014          1.60             0             0         0.25%          4.7%
12/31/2013          1.52             0             0         0.25%         19.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.11             0  $          0         0.00%         21.0%
12/31/2016          1.74           770         1,341         0.00%          7.9%
12/31/2015          1.62           894         1,445         0.00%         -1.2%
12/31/2014          1.64         1,814         2,968         0.00%          4.9%
12/31/2013          1.56         2,217         3,456         0.00%         19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        0.9%
    2015        0.9%
    2014        1.0%
    2013        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2045 FUND M CLASS - 315792366

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,699,402  $      1,490,893          139,592
                                                      ================  ===============
Receivables: investments sold                    833
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,700,235
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,373,782         976,970  $          1.41
Band 100                                    256,876         177,901             1.44
Band 75                                          --              --             1.48
Band 50                                      69,577          45,700             1.52
Band 25                                          --              --             1.56
Band 0                                           --              --             1.61
                                    ---------------  --------------
 Total                              $     1,700,235       1,200,571
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        13,017
Mortality & expense charges                                                         (18,206)
                                                                            ----------------
Net investment income (loss)                                                         (5,189)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            147,440
Realized gain distributions                                                          75,870
Net change in unrealized appreciation (depreciation)                                181,920
                                                                            ----------------
Net gain (loss)                                                                     405,230
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       400,041
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,189)  $          9,253
Net realized gain (loss)                                          147,440            (93,547)
Realized gain distributions                                        75,870             96,665
Net change in unrealized appreciation (depreciation)              181,920            138,703
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 400,041            151,074
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          352,723            576,785
Cost of units redeemed                                         (1,573,322)        (1,611,180)
Account charges                                                    (1,508)            (2,502)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,222,107)        (1,036,897)
                                                         -----------------  -----------------
Net increase (decrease)                                          (822,066)          (885,823)
Net assets, beginning                                           2,522,301          3,408,124
                                                         -----------------  -----------------
Net assets, ending                                       $      1,700,235   $      2,522,301
                                                         =================  =================

Units sold                                                        273,441            508,680
Units redeemed                                                 (1,103,907)        (1,414,688)
                                                         -----------------  -----------------
Net increase (decrease)                                          (830,466)          (906,008)
Units outstanding, beginning                                    2,031,037          2,937,045
                                                         -----------------  -----------------
Units outstanding, ending                                       1,200,571          2,031,037
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      9,726,867
Cost of units redeemed/account charges                                           (10,790,906)
Net investment income (loss)                                                          66,658
Net realized gain (loss)                                                           1,469,743
Realized gain distributions                                                        1,019,364
Net change in unrealized appreciation (depreciation)                                 208,509
                                                                            -----------------
Net assets                                                                  $      1,700,235
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41           977  $      1,374         1.25%         19.5%
12/31/2016          1.18           975         1,147         1.25%          6.5%
12/31/2015          1.10         1,479         1,633         1.25%         -2.5%
12/31/2014          1.13         2,155         2,441         1.25%          3.7%
12/31/2013          1.09         3,095         3,381         1.25%         19.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44           178  $        257         1.00%         19.8%
12/31/2016          1.20           184           222         1.00%          6.8%
12/31/2015          1.13           152           171         1.00%         -2.3%
12/31/2014          1.15           139           160         1.00%          4.0%
12/31/2013          1.11             7             8         1.00%         19.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.48             0  $          0         0.75%         20.1%
12/31/2016          1.23             0             0         0.75%          7.1%
12/31/2015          1.15             0             0         0.75%         -2.1%
12/31/2014          1.18             0             0         0.75%          4.2%
12/31/2013          1.13             0             0         0.75%         19.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.52            46  $         70         0.50%         20.4%
12/31/2016          1.26            46            58         0.50%          7.3%
12/31/2015          1.18            47            56         0.50%         -1.8%
12/31/2014          1.20            31            37         0.50%          4.5%
12/31/2013          1.15            20            23         0.50%         20.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.56             0  $          0         0.25%         20.7%
12/31/2016          1.29             0             0         0.25%          7.6%
12/31/2015          1.20             0             0         0.25%         -1.6%
12/31/2014          1.22             0             0         0.25%          4.8%
12/31/2013          1.17             0             0         0.25%         20.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.61             0  $          0         0.00%         21.0%
12/31/2016          1.33           826         1,096         0.00%          7.9%
12/31/2015          1.23         1,259         1,548         0.00%         -1.3%
12/31/2014          1.25         1,225         1,527         0.00%          5.0%
12/31/2013          1.19         1,113         1,321         0.00%         20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        0.9%
    2015        1.0%
    2014        1.1%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2050 FUND M CLASS - 315792317

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,430,417  $      1,255,614          117,563
                                                      ================  ===============
Receivables: investments sold                    326
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,430,743
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,093,949         787,409  $          1.39
Band 100                                    188,908         132,410             1.43
Band 75                                          --              --             1.46
Band 50                                     147,886          98,306             1.50
Band 25                                          --              --             1.54
Band 0                                           --              --             1.59
                                    ---------------  --------------
 Total                              $     1,430,743       1,018,125
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        10,977
Mortality & expense charges                                                         (16,007)
                                                                            ----------------
Net investment income (loss)                                                         (5,030)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            159,835
Realized gain distributions                                                          64,174
Net change in unrealized appreciation (depreciation)                                148,450
                                                                            ----------------
Net gain (loss)                                                                     372,459
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       367,429
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,030)  $         10,013
Net realized gain (loss)                                          159,835            (98,006)
Realized gain distributions                                        64,174             72,551
Net change in unrealized appreciation (depreciation)              148,450            118,412
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 367,429            102,970
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          351,939            595,569
Cost of units redeemed                                         (1,610,264)        (1,223,138)
Account charges                                                    (2,693)            (2,758)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,261,018)          (630,327)
                                                         -----------------  -----------------
Net increase (decrease)                                          (893,589)          (527,357)
Net assets, beginning                                           2,324,332          2,851,689
                                                         -----------------  -----------------
Net assets, ending                                       $      1,430,743   $      2,324,332
                                                         =================  =================

Units sold                                                        277,356            522,706
Units redeemed                                                 (1,145,622)        (1,119,614)
                                                         -----------------  -----------------
Net increase (decrease)                                          (868,266)          (596,908)
Units outstanding, beginning                                    1,886,391          2,483,299
                                                         -----------------  -----------------
Units outstanding, ending                                       1,018,125          1,886,391
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     8,300,018
Cost of units redeemed/account charges                                           (8,854,079)
Net investment income (loss)                                                         45,880
Net realized gain (loss)                                                            997,189
Realized gain distributions                                                         766,932
Net change in unrealized appreciation (depreciation)                                174,803
                                                                            ----------------
Net assets                                                                  $     1,430,743
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39           787  $      1,094         1.25%         19.5%
12/31/2016          1.16           852           990         1.25%          6.5%
12/31/2015          1.09         1,247         1,361         1.25%         -2.5%
12/31/2014          1.12         1,950         2,183         1.25%          3.7%
12/31/2013          1.08         2,353         2,539         1.25%         19.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43           132  $        189         1.00%         19.8%
12/31/2016          1.19           132           157         1.00%          6.8%
12/31/2015          1.12            91           102         1.00%         -2.3%
12/31/2014          1.14            63            72         1.00%          4.0%
12/31/2013          1.10            55            60         1.00%         19.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0  $          0         0.75%         20.1%
12/31/2016          1.22             0             0         0.75%          7.1%
12/31/2015          1.14             0             0         0.75%         -2.0%
12/31/2014          1.16             0             0         0.75%          4.3%
12/31/2013          1.12             0             0         0.75%         19.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.50            98  $        148         0.50%         20.4%
12/31/2016          1.25           105           131         0.50%          7.3%
12/31/2015          1.16            50            59         0.50%         -1.8%
12/31/2014          1.19            28            34         0.50%          4.5%
12/31/2013          1.13            41            47         0.50%         20.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.54             0  $          0         0.25%         20.7%
12/31/2016          1.28             0             0         0.25%          7.6%
12/31/2015          1.19             0             0         0.25%         -1.5%
12/31/2014          1.21             0             0         0.25%          4.8%
12/31/2013          1.15             0             0         0.25%         20.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.59             0  $          0         0.00%         21.0%
12/31/2016          1.31           798         1,046         0.00%          7.9%
12/31/2015          1.22         1,095         1,330         0.00%         -1.3%
12/31/2014          1.23           973         1,198         0.00%          5.1%
12/31/2013          1.17           855         1,002         0.00%         20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        0.9%
    2015        1.0%
    2014        1.1%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2055 FUND M CLASS - 315793794

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       836,999  $        740,631           62,582
                                                      ================  ===============
Receivables: investments sold                    348
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       837,347
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       777,480         435,041  $         1.79
Band 100                                    28,971          15,962            1.81
Band 75                                         --              --            1.84
Band 50                                     30,896          16,504            1.87
Band 25                                         --              --            1.90
Band 0                                          --              --            1.93
                                   ---------------  --------------
 Total                             $       837,347         467,507
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          6,491
Mortality & expense charges                                                           (8,994)
                                                                            -----------------
Net investment income (loss)                                                          (2,503)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              34,621
Realized gain distributions                                                           19,818
Net change in unrealized appreciation (depreciation)                                  88,826
                                                                            -----------------
Net gain (loss)                                                                      143,265
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        140,762
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,503)  $          1,083
Net realized gain (loss)                                           34,621            (22,217)
Realized gain distributions                                        19,818             16,836
Net change in unrealized appreciation (depreciation)               88,826             40,491
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 140,762             36,193
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          349,611            361,074
Cost of units redeemed                                           (340,617)          (256,867)
Account charges                                                    (1,879)            (2,465)
                                                         -----------------  -----------------
Increase (decrease)                                                 7,115            101,742
                                                         -----------------  -----------------
Net increase (decrease)                                           147,877            137,935
Net assets, beginning                                             689,470            551,535
                                                         -----------------  -----------------
Net assets, ending                                       $        837,347   $        689,470
                                                         =================  =================

Units sold                                                        213,288            263,887
Units redeemed                                                   (202,274)          (195,847)
                                                         -----------------  -----------------
Net increase (decrease)                                            11,014             68,040
Units outstanding, beginning                                      456,493            388,453
                                                         -----------------  -----------------
Units outstanding, ending                                         467,507            456,493
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,653,642
Cost of units redeemed/account charges                                            (1,020,444)
Net investment income (loss)                                                           1,363
Net realized gain (loss)                                                              39,303
Realized gain distributions                                                           67,115
Net change in unrealized appreciation (depreciation)                                  96,368
                                                                            -----------------
Net assets                                                                  $        837,347
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.79           435  $        777         1.25%         19.5%
12/31/2016          1.50           368           550         1.25%          6.5%
12/31/2015          1.40           288           404         1.25%         -2.5%
12/31/2014          1.44           235           338         1.25%          3.7%
12/31/2013          1.39           128           178         1.25%         20.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.81            16  $         29         1.00%         19.8%
12/31/2016          1.51            16            24         1.00%          6.8%
12/31/2015          1.42            17            24         1.00%         -2.2%
12/31/2014          1.45            21            31         1.00%          4.0%
12/31/2013          1.40             0             0         1.00%         20.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.84             0  $          0         0.75%         20.1%
12/31/2016          1.53             0             0         0.75%          7.0%
12/31/2015          1.43             0             0         0.75%         -2.0%
12/31/2014          1.46             0             0         0.75%          4.2%
12/31/2013          1.40             0             0         0.75%         20.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.87            17  $         31         0.50%         20.4%
12/31/2016          1.55            17            26         0.50%          7.3%
12/31/2015          1.45            13            18         0.50%         -1.8%
12/31/2014          1.47            12            18         0.50%          4.5%
12/31/2013          1.41             6             8         0.50%         21.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90             0  $          0         0.25%         20.7%
12/31/2016          1.57             0             0         0.25%          7.6%
12/31/2015          1.46             0             0         0.25%         -1.5%
12/31/2014          1.49             0             0         0.25%          4.8%
12/31/2013          1.42             0             0         0.25%         21.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.93             0  $          0         0.00%         21.0%
12/31/2016          1.60            56            89         0.00%          7.8%
12/31/2015          1.48            71           105         0.00%         -1.3%
12/31/2014          1.50            36            54         0.00%          5.0%
12/31/2013          1.43            14            19         0.00%         21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.2%
    2015        1.2%
    2014        1.5%
    2013        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          FIDELITY ADVISOR FREEDOM INCOME FUND M CLASS - 315792507

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      286,861   $       280,961           25,852
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (161)
                                     ---------------
Net assets                           $      286,700
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       183,772         135,553  $         1.36
Band 100                                   102,928          73,528            1.40
Band 75                                         --              --            1.45
Band 50                                         --              --            1.49
Band 25                                         --              --            1.54
Band 0                                          --              --            1.59
                                   ---------------  --------------
 Total                             $       286,700         209,081
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          3,250
Mortality & expense charges                                                            (3,271)
                                                                             -----------------
Net investment income (loss)                                                              (21)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  501
Realized gain distributions                                                             6,716
Net change in unrealized appreciation (depreciation)                                   10,222
                                                                             -----------------
Net gain (loss)                                                                        17,439
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         17,418
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (21)  $            (21)
Net realized gain (loss)                                              501             (5,871)
Realized gain distributions                                         6,716              3,788
Net change in unrealized appreciation (depreciation)               10,222             10,724
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  17,418              8,620
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           24,199             32,602
Cost of units redeemed                                            (24,113)          (166,504)
Account charges                                                      (166)               (89)
                                                         -----------------  -----------------
Increase (decrease)                                                   (80)          (133,991)
                                                         -----------------  -----------------
Net increase (decrease)                                            17,338           (125,371)
Net assets, beginning                                             269,362            394,733
                                                         -----------------  -----------------
Net assets, ending                                       $        286,700   $        269,362
                                                         =================  =================

Units sold                                                         18,235             28,429
Units redeemed                                                    (17,545)          (136,447)
                                                         -----------------  -----------------
Net increase (decrease)                                               690           (108,018)
Units outstanding, beginning                                      208,391            316,409
                                                         -----------------  -----------------
Units outstanding, ending                                         209,081            208,391
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     3,015,288
Cost of units redeemed/account charges                                           (2,996,383)
Net investment income (loss)                                                         14,035
Net realized gain (loss)                                                            134,301
Realized gain distributions                                                         113,559
Net change in unrealized appreciation (depreciation)                                  5,900
                                                                            ----------------
Net assets                                                                  $       286,700
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36           136  $        184         1.25%          6.2%
12/31/2016          1.28           136           173         1.25%          3.3%
12/31/2015          1.24           210           260         1.25%         -2.3%
12/31/2014          1.26           285           360         1.25%          1.9%
12/31/2013          1.24           788           977         1.25%          2.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40            74  $        103         1.00%          6.5%
12/31/2016          1.31            69            91         1.00%          3.6%
12/31/2015          1.27           105           133         1.00%         -2.0%
12/31/2014          1.30           108           140         1.00%          2.2%
12/31/2013          1.27             0             0         1.00%          2.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0  $          0         0.75%          6.7%
12/31/2016          1.35             0             0         0.75%          3.8%
12/31/2015          1.30             0             0         0.75%         -1.8%
12/31/2014          1.33             0             0         0.75%          2.5%
12/31/2013          1.30             0             0         0.75%          3.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49             0  $          0         0.50%          7.0%
12/31/2016          1.39             0             0         0.50%          4.1%
12/31/2015          1.34             0             0         0.50%         -1.5%
12/31/2014          1.36             0             0         0.50%          2.7%
12/31/2013          1.33             0             0         0.50%          3.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.54             0  $          0         0.25%          7.3%
12/31/2016          1.44             0             0         0.25%          4.3%
12/31/2015          1.38             0             0         0.25%         -1.3%
12/31/2014          1.40             0             0         0.25%          3.0%
12/31/2013          1.35             0             0         0.25%          3.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.59             0  $          0         0.00%          7.5%
12/31/2016          1.48             3             5         0.00%          4.6%
12/31/2015          1.41             1             1         0.00%         -1.0%
12/31/2014          1.43             0             0         0.00%          3.2%
12/31/2013          1.39             2             3         0.00%          3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        1.0%
    2015        1.3%
    2014        1.3%
    2013        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          FIDELITY ADVISOR GROWTH & INCOME FUND M CLASS - 315805820

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      207,977   $       201,236            7,305
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (416)
                                     ---------------
Net assets                           $      207,561
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       178,710          68,463  $         2.61
Band 100                                    28,851          10,666            2.70
Band 75                                         --              --            2.80
Band 50                                         --              --            2.90
Band 25                                         --              --            3.01
Band 0                                          --              --            3.16
                                   ---------------  --------------
 Total                             $       207,561          79,129
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          1,880
Mortality & expense charges                                                           (4,147)
                                                                            -----------------
Net investment income (loss)                                                          (2,267)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              28,954
Realized gain distributions                                                           15,156
Net change in unrealized appreciation (depreciation)                                  (4,400)
                                                                            -----------------
Net gain (loss)                                                                       39,710
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         37,443
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,267)  $            465
Net realized gain (loss)                                           28,954             (6,318)
Realized gain distributions                                        15,156              5,855
Net change in unrealized appreciation (depreciation)               (4,400)            36,064
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  37,443             36,066
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          139,312             33,860
Cost of units redeemed                                           (281,287)           (49,773)
Account charges                                                      (976)              (754)
                                                         -----------------  -----------------
Increase (decrease)                                              (142,951)           (16,667)
                                                         -----------------  -----------------
Net increase (decrease)                                          (105,508)            19,399
Net assets, beginning                                             313,069            293,670
                                                         -----------------  -----------------
Net assets, ending                                       $        207,561   $        313,069
                                                         =================  =================

Units sold                                                         63,610             16,682
Units redeemed                                                   (121,857)           (26,103)
                                                         -----------------  -----------------
Net increase (decrease)                                           (58,247)            (9,421)
Units outstanding, beginning                                      137,376            146,797
                                                         -----------------  -----------------
Units outstanding, ending                                          79,129            137,376
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        966,461
Cost of units redeemed/account charges                                              (918,417)
Net investment income (loss)                                                          (6,400)
Net realized gain (loss)                                                              92,971
Realized gain distributions                                                           66,205
Net change in unrealized appreciation (depreciation)                                   6,741
                                                                            -----------------
Net assets                                                                  $        207,561
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.61            68  $        179         1.25%         14.8%
12/31/2016          2.27           128           292         1.25%         13.9%
12/31/2015          2.00           136           272         1.25%         -4.1%
12/31/2014          2.08           164           341         1.25%          8.3%
12/31/2013          1.92           142           273         1.25%         31.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.70            11  $         29         1.00%         15.1%
12/31/2016          2.35             9            21         1.00%         14.2%
12/31/2015          2.06            11            22         1.00%         -3.8%
12/31/2014          2.14             9            18         1.00%          8.6%
12/31/2013          1.97            12            24         1.00%         31.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.80             0  $          0         0.75%         15.4%
12/31/2016          2.43             0             0         0.75%         14.5%
12/31/2015          2.12             0             0         0.75%         -3.6%
12/31/2014          2.20             0             0         0.75%          8.9%
12/31/2013          2.02             0             0         0.75%         31.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.90             0  $          0         0.50%         15.7%
12/31/2016          2.51             0             0         0.50%         14.8%
12/31/2015          2.19             0             0         0.50%         -3.3%
12/31/2014          2.26             0             0         0.50%          9.2%
12/31/2013          2.07             0             0         0.50%         32.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.01             0  $          0         0.25%         15.9%
12/31/2016          2.60             0             0         0.25%         15.1%
12/31/2015          2.26             0             0         0.25%         -3.1%
12/31/2014          2.33             0             0         0.25%          9.4%
12/31/2013          2.13             0             0         0.25%         32.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.16             0  $          0         0.00%         16.2%
12/31/2016          2.72             0             0         0.00%         15.4%
12/31/2015          2.36             0             0         0.00%         -2.8%
12/31/2014          2.43             0             0         0.00%          9.7%
12/31/2013          2.21             0             0         0.00%         32.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        1.3%
    2015        1.1%
    2014        1.1%
    2013        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND M CLASS - 315807206

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        380,408  $       350,271            5,960
                                                       ===============  ===============
Receivables: investments sold                   3,292
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        383,700
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       284,505         104,499  $         2.72
Band 100                                    99,195          35,214            2.82
Band 75                                         --              --            2.91
Band 50                                         --              --            3.02
Band 25                                         --              --            3.12
Band 0                                          --              --            3.23
                                   ---------------  --------------
 Total                             $       383,700         139,713
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (4,230)
                                                                             -----------------
Net investment income (loss)                                                           (4,230)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                8,080
Realized gain distributions                                                            26,479
Net change in unrealized appreciation (depreciation)                                   68,187
                                                                             -----------------
Net gain (loss)                                                                       102,746
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         98,516
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (4,230)  $        (35,506)
Net realized gain (loss)                                            8,080            101,058
Realized gain distributions                                        26,479             89,517
Net change in unrealized appreciation (depreciation)               68,187           (197,725)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  98,516            (42,656)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          249,648            196,709
Cost of units redeemed                                           (320,098)        (4,235,975)
Account charges                                                       (92)              (153)
                                                         -----------------  -----------------
Increase (decrease)                                               (70,542)        (4,039,419)
                                                         -----------------  -----------------
Net increase (decrease)                                            27,974         (4,082,075)
Net assets, beginning                                             355,726          4,437,801
                                                         -----------------  -----------------
Net assets, ending                                       $        383,700   $        355,726
                                                         =================  =================

Units sold                                                        165,425            100,313
Units redeemed                                                   (199,100)        (2,057,002)
                                                         -----------------  -----------------
Net increase (decrease)                                           (33,675)        (1,956,689)
Units outstanding, beginning                                      173,388          2,130,077
                                                         -----------------  -----------------
Units outstanding, ending                                         139,713            173,388
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     6,412,693
Cost of units redeemed/account charges                                           (6,930,468)
Net investment income (loss)                                                       (173,670)
Net realized gain (loss)                                                            474,496
Realized gain distributions                                                         570,512
Net change in unrealized appreciation (depreciation)                                 30,137
                                                                            ----------------
Net assets                                                                  $       383,700
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.72           104   $       285         1.25%         32.7%
12/31/2016          2.05           173           356         1.25%         -1.5%
12/31/2015          2.08         2,124         4,424         1.25%          3.3%
12/31/2014          2.02         2,263         4,564         1.25%         10.1%
12/31/2013          1.83           285           522         1.25%         34.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.82            35   $        99         1.00%         33.0%
12/31/2016          2.12             0             0         1.00%         -1.3%
12/31/2015          2.14             6            13         1.00%          3.6%
12/31/2014          2.07            15            31         1.00%         10.3%
12/31/2013          1.88             0             0         1.00%         34.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.91             0   $         0         0.75%         33.4%
12/31/2016          2.19             0             0         0.75%         -1.0%
12/31/2015          2.21             0             0         0.75%          3.8%
12/31/2014          2.13             0             0         0.75%         10.6%
12/31/2013          1.92             0             0         0.75%         35.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.02             0   $         0         0.50%         33.7%
12/31/2016          2.26             0             0         0.50%         -0.8%
12/31/2015          2.27             0             0         0.50%          4.1%
12/31/2014          2.18             0             0         0.50%         10.9%
12/31/2013          1.97             0             0         0.50%         35.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.12             0   $         0         0.25%         34.0%
12/31/2016          2.33             0             0         0.25%         -0.5%
12/31/2015          2.34             0             0         0.25%          4.3%
12/31/2014          2.24             0             0         0.25%         11.2%
12/31/2013          2.02             0             0         0.25%         36.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.23             0   $         0         0.00%         34.4%
12/31/2016          2.40             0             0         0.00%         -0.3%
12/31/2015          2.41             0             0         0.00%          4.6%
12/31/2014          2.30             0             0         0.00%         11.4%
12/31/2013          2.07             0             0         0.00%         36.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR INTERNATIONAL CAPITAL APP FUND M CLASS - 315920827
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         2.16
Band 100                                        --              --            2.24
Band 75                                         --              --            2.31
Band 50                                         --              --            2.39
Band 25                                         --              --            2.48
Band 0                                          --              --            2.56
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $           1,621
Cost of units redeemed/account charges                                                  (1,918)
Net investment income (loss)                                                               (82)
Net realized gain (loss)                                                                  (492)
Realized gain distributions                                                                871
Net change in unrealized appreciation (depreciation)                                        --
                                                                             ------------------
Net assets                                                                   $              --
                                                                             ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.16             0   $         0         1.25%         33.4%
12/31/2016          1.62             0             0         1.25%         -4.9%
12/31/2015          1.70             0             0         1.25%          1.2%
12/31/2014          1.68             0             0         1.25%          1.1%
12/31/2013          1.67             0             0         1.25%         19.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.24             0   $         0         1.00%         33.8%
12/31/2016          1.67             0             0         1.00%         -4.7%
12/31/2015          1.75             0             0         1.00%          1.5%
12/31/2014          1.73             0             0         1.00%          1.3%
12/31/2013          1.71             0             0         1.00%         19.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.31             0   $         0         0.75%         34.1%
12/31/2016          1.73             0             0         0.75%         -4.4%
12/31/2015          1.81             0             0         0.75%          1.7%
12/31/2014          1.77             0             0         0.75%          1.6%
12/31/2013          1.75             0             0         0.75%         20.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.39             0   $         0         0.50%         34.4%
12/31/2016          1.78             0             0         0.50%         -4.2%
12/31/2015          1.86             0             0         0.50%          2.0%
12/31/2014          1.82             0             0         0.50%          1.8%
12/31/2013          1.79             0             0         0.50%         20.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.48             0   $         0         0.25%         34.8%
12/31/2016          1.84             0             0         0.25%         -4.0%
12/31/2015          1.91             0             0         0.25%          2.2%
12/31/2014          1.87             0             0         0.25%          2.1%
12/31/2013          1.83             0             0         0.25%         20.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.56             0   $         0         0.00%         35.1%
12/31/2016          1.90             0             0         0.00%         -3.7%
12/31/2015          1.97             0             0         0.00%          2.5%
12/31/2014          1.92             0             0         0.00%          2.3%
12/31/2013          1.88             0             0         0.00%         21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND M CLASS - 315805416

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    2,703,145   $     2,831,808           64,356
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (193)
                                     ---------------
Net assets                           $    2,702,952
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,277,500       1,162,688  $          1.96
Band 100                                    126,418          62,759             2.01
Band 75                                          --              --             2.07
Band 50                                       1,774             833             2.13
Band 25                                          --              --             2.19
Band 0                                      297,260         131,951             2.25
                                    ---------------  --------------
 Total                              $     2,702,952       1,358,231
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         8,817
Mortality & expense charges                                                         (28,911)
                                                                            ----------------
Net investment income (loss)                                                        (20,094)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            194,804
Realized gain distributions                                                         645,217
Net change in unrealized appreciation (depreciation)                               (379,787)
                                                                            ----------------
Net gain (loss)                                                                     460,234
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       440,140
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (20,094)  $        (25,361)
Net realized gain (loss)                                          194,804            216,699
Realized gain distributions                                       645,217            543,621
Net change in unrealized appreciation (depreciation)             (379,787)          (468,246)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 440,140            266,713
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          327,206            655,584
Cost of units redeemed                                         (1,507,942)        (1,456,488)
Account charges                                                    (1,656)            (2,863)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,182,392)          (803,767)
                                                         -----------------  -----------------
Net increase (decrease)                                          (742,252)          (537,054)
Net assets, beginning                                           3,445,204          3,982,258
                                                         -----------------  -----------------
Net assets, ending                                       $      2,702,952   $      3,445,204
                                                         =================  =================

Units sold                                                        177,547            418,740
Units redeemed                                                   (803,744)          (919,521)
                                                         -----------------  -----------------
Net increase (decrease)                                          (626,197)          (500,781)
Units outstanding, beginning                                    1,984,428          2,485,209
                                                         -----------------  -----------------
Units outstanding, ending                                       1,358,231          1,984,428
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     14,183,026
Cost of units redeemed/account charges                                           (15,222,511)
Net investment income (loss)                                                        (311,936)
Net realized gain (loss)                                                           2,964,735
Realized gain distributions                                                        1,218,301
Net change in unrealized appreciation (depreciation)                                (128,663)
                                                                            -----------------
Net assets                                                                  $      2,702,952
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.96         1,163   $     2,278         1.25%         15.6%
12/31/2016          1.69         1,578         2,675         1.25%          7.5%
12/31/2015          1.58         2,113         3,332         1.25%         -7.2%
12/31/2014          1.70         2,779         4,722         1.25%          3.8%
12/31/2013          1.64         3,117         5,103         1.25%         34.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01            63   $       126         1.00%         15.9%
12/31/2016          1.74            62           107         1.00%          7.7%
12/31/2015          1.61            58            94         1.00%         -6.9%
12/31/2014          1.73            54            94         1.00%          4.1%
12/31/2013          1.67            33            55         1.00%         34.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07             0   $         0         0.75%         16.2%
12/31/2016          1.78             0             0         0.75%          8.0%
12/31/2015          1.65             0             0         0.75%         -6.7%
12/31/2014          1.77             0             0         0.75%          4.3%
12/31/2013          1.70             0             0         0.75%         35.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.13             1   $         2         0.50%         16.4%
12/31/2016          1.83             1             2         0.50%          8.3%
12/31/2015          1.69             1             2         0.50%         -6.5%
12/31/2014          1.81             1             2         0.50%          4.6%
12/31/2013          1.73             1             2         0.50%         35.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.19             0   $         0         0.25%         16.7%
12/31/2016          1.88             0             0         0.25%          8.5%
12/31/2015          1.73             0             0         0.25%         -6.2%
12/31/2014          1.84             0             0         0.25%          4.8%
12/31/2013          1.76             0             0         0.25%         35.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.25           132   $       297         0.00%         17.0%
12/31/2016          1.93           344           661         0.00%          8.8%
12/31/2015          1.77           314           555         0.00%         -6.0%
12/31/2014          1.88           322           606         0.00%          5.1%
12/31/2013          1.79           416           746         0.00%         36.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.3%
    2016        0.4%
    2015        0.2%
    2014        0.3%
    2013        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND A CLASS - 315805424

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,073,640   $     1,190,281           24,735
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (883)
                                     ---------------
Net assets                           $    1,072,757
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,072,757         533,723  $          2.01
Band 100                                        --              --             2.07
Band 75                                         --              --             2.13
Band 50                                         --              --             2.19
Band 25                                         --              --             2.25
Band 0                                          --              --             2.31
                                    --------------  --------------
 Total                              $    1,072,757         533,723
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          6,389
Mortality & expense charges                                                           (16,299)
                                                                             -----------------
Net investment income (loss)                                                           (9,910)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (29,421)
Realized gain distributions                                                           291,327
Net change in unrealized appreciation (depreciation)                                  (73,589)
                                                                             -----------------
Net gain (loss)                                                                       188,317
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        178,407
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (9,910)  $        (11,776)
Net realized gain (loss)                                          (29,421)            48,412
Realized gain distributions                                       291,327            202,364
Net change in unrealized appreciation (depreciation)              (73,589)          (127,057)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 178,407            111,943
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          216,168            361,974
Cost of units redeemed                                           (653,161)        (1,147,766)
Account charges                                                      (633)              (786)
                                                         -----------------  -----------------
Increase (decrease)                                              (437,626)          (786,578)
                                                         -----------------  -----------------
Net increase (decrease)                                          (259,219)          (674,635)
Net assets, beginning                                           1,331,976          2,006,611
                                                         -----------------  -----------------
Net assets, ending                                       $      1,072,757   $      1,331,976
                                                         =================  =================

Units sold                                                        125,566            231,194
Units redeemed                                                   (359,701)          (709,075)
                                                         -----------------  -----------------
Net increase (decrease)                                          (234,135)          (477,881)
Units outstanding, beginning                                      767,858          1,245,739
                                                         -----------------  -----------------
Units outstanding, ending                                         533,723            767,858
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     8,909,534
Cost of units redeemed/account charges                                           (8,870,836)
Net investment income (loss)                                                       (151,360)
Net realized gain (loss)                                                            765,567
Realized gain distributions                                                         536,493
Net change in unrealized appreciation (depreciation)                               (116,641)
                                                                            ----------------
Net assets                                                                  $     1,072,757
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01           534   $     1,073         1.25%         15.9%
12/31/2016          1.73           768         1,332         1.25%          7.7%
12/31/2015          1.61         1,246         2,007         1.25%         -6.9%
12/31/2014          1.73         1,010         1,748         1.25%          4.0%
12/31/2013          1.66           631         1,049         1.25%         34.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07             0   $         0         1.00%         16.2%
12/31/2016          1.78             0             0         1.00%          8.0%
12/31/2015          1.65             0             0         1.00%         -6.7%
12/31/2014          1.77             0             0         1.00%          4.3%
12/31/2013          1.69             0             0         1.00%         35.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.13             0   $         0         0.75%         16.4%
12/31/2016          1.83             0             0         0.75%          8.2%
12/31/2015          1.69             0             0         0.75%         -6.5%
12/31/2014          1.80             0             0         0.75%          4.6%
12/31/2013          1.72             0             0         0.75%         35.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.19             0   $         0         0.50%         16.7%
12/31/2016          1.87             0             0         0.50%          8.5%
12/31/2015          1.73             0             0         0.50%         -6.2%
12/31/2014          1.84             0             0         0.50%          4.8%
12/31/2013          1.76             0             0         0.50%         35.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.25             0   $         0         0.25%         17.0%
12/31/2016          1.92             0             0         0.25%          8.8%
12/31/2015          1.77             0             0         0.25%         -6.0%
12/31/2014          1.88             0             0         0.25%          5.1%
12/31/2013          1.79             0             0         0.25%         36.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.31             0   $         0         0.00%         17.3%
12/31/2016          1.97             0             0         0.00%          9.0%
12/31/2015          1.81             0             0         0.00%         -5.8%
12/31/2014          1.92             0             0         0.00%          5.3%
12/31/2013          1.82             0             0         0.00%         36.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        0.5%
    2015        0.5%
    2014        0.6%
    2013        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR NEW INSIGHTS FUND A CLASS - 316071208

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      6,697,060  $     5,917,073          213,573
                                                       ===============  ===============
Receivables: investments sold                   7,012
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      6,704,072
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,704,072       2,728,328  $          2.46
Band 100                                         --              --             2.50
Band 75                                          --              --             2.55
Band 50                                          --              --             2.60
Band 25                                          --              --             2.65
Band 0                                           --              --             2.70
                                    ---------------  --------------
 Total                              $     6,704,072       2,728,328
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (72,255)
                                                                            -----------------
Net investment income (loss)                                                         (72,255)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              39,804
Realized gain distributions                                                          471,718
Net change in unrealized appreciation (depreciation)                                 905,205
                                                                            -----------------
Net gain (loss)                                                                    1,416,727
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      1,344,472
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (72,255)  $        (52,867)
Net realized gain (loss)                                           39,804             57,119
Realized gain distributions                                       471,718            228,935
Net change in unrealized appreciation (depreciation)              905,205            (14,972)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,344,472            218,215
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          996,742          1,032,787
Cost of units redeemed                                           (760,342)        (1,281,927)
Account charges                                                      (937)              (897)
                                                         -----------------  -----------------
Increase (decrease)                                               235,463           (250,037)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,579,935            (31,822)
Net assets, beginning                                           5,124,137          5,155,959
                                                         -----------------  -----------------
Net assets, ending                                       $      6,704,072   $      5,124,137
                                                         =================  =================

Units sold                                                        447,010            541,095
Units redeemed                                                   (355,320)          (688,777)
                                                         -----------------  -----------------
Net increase (decrease)                                            91,690           (147,682)
Units outstanding, beginning                                    2,636,638          2,784,320
                                                         -----------------  -----------------
Units outstanding, ending                                       2,728,328          2,636,638
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    10,995,049
Cost of units redeemed/account charges                                           (7,036,404)
Net investment income (loss)                                                       (300,494)
Net realized gain (loss)                                                            652,060
Realized gain distributions                                                       1,613,874
Net change in unrealized appreciation (depreciation)                                779,987
                                                                            ----------------
Net assets                                                                  $     6,704,072
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.46         2,728   $     6,704         1.25%         26.4%
12/31/2016          1.94         2,637         5,124         1.25%          4.9%
12/31/2015          1.85         2,784         5,156         1.25%          1.2%
12/31/2014          1.83         2,118         3,877         1.25%          7.8%
12/31/2013          1.70         2,063         3,502         1.25%         30.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.50             0   $         0         1.00%         26.8%
12/31/2016          1.98             0             0         1.00%          5.2%
12/31/2015          1.88             0             0         1.00%          1.4%
12/31/2014          1.85             0             0         1.00%          8.1%
12/31/2013          1.71             0             0         1.00%         31.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.55             0   $         0         0.75%         27.1%
12/31/2016          2.01             0             0         0.75%          5.5%
12/31/2015          1.90             0             0         0.75%          1.7%
12/31/2014          1.87             0             0         0.75%          8.4%
12/31/2013          1.73             0             0         0.75%         31.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.60             0   $         0         0.50%         27.4%
12/31/2016          2.04             0             0         0.50%          5.7%
12/31/2015          1.93             0             0         0.50%          1.9%
12/31/2014          1.89             0             0         0.50%          8.7%
12/31/2013          1.74             0             0         0.50%         31.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.65             0   $         0         0.25%         27.7%
12/31/2016          2.08             0             0         0.25%          6.0%
12/31/2015          1.96             0             0         0.25%          2.2%
12/31/2014          1.92             0             0         0.25%          8.9%
12/31/2013          1.76             0             0         0.25%         32.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.70             0   $         0         0.00%         28.0%
12/31/2016          2.11             0             0         0.00%          6.3%
12/31/2015          1.99             0             0         0.00%          2.4%
12/31/2014          1.94             0             0         0.00%          9.2%
12/31/2013          1.78             0             0         0.00%         32.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.1%
    2015        0.1%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR NEW INSIGHTS FUND M CLASS - 316071307

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     5,437,315   $     4,461,343          178,754
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (3,173)
                                     ----------------
Net assets                           $     5,434,142
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,308,901       1,173,188  $          2.82
Band 100                                  2,125,241         730,105             2.91
Band 75                                          --              --             3.00
Band 50                                          --              --             3.10
Band 25                                          --              --             3.20
Band 0                                           --              --             3.30
                                    ---------------  --------------
 Total                              $     5,434,142       1,903,293
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (67,851)
                                                                            ----------------
Net investment income (loss)                                                        (67,851)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            401,314
Realized gain distributions                                                         416,264
Net change in unrealized appreciation (depreciation)                                629,132
                                                                            ----------------
Net gain (loss)                                                                   1,446,710
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,378,859
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (67,851)  $        (85,649)
Net realized gain (loss)                                          401,314            224,060
Realized gain distributions                                       416,264            310,562
Net change in unrealized appreciation (depreciation)              629,132           (158,331)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,378,859            290,642
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          397,352          1,188,889
Cost of units redeemed                                         (2,503,221)        (3,810,436)
Account charges                                                    (1,239)              (657)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,107,108)        (2,622,204)
                                                         -----------------  -----------------
Net increase (decrease)                                          (728,249)        (2,331,562)
Net assets, beginning                                           6,162,391          8,493,953
                                                         -----------------  -----------------
Net assets, ending                                       $      5,434,142   $      6,162,391
                                                         =================  =================

Units sold                                                        175,491            562,582
Units redeemed                                                 (1,001,012)        (1,776,389)
                                                         -----------------  -----------------
Net increase (decrease)                                          (825,521)        (1,213,807)
Units outstanding, beginning                                    2,728,814          3,942,621
                                                         -----------------  -----------------
Units outstanding, ending                                       1,903,293          2,728,814
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     20,113,732
Cost of units redeemed/account charges                                           (20,521,743)
Net investment income (loss)                                                        (686,802)
Net realized gain (loss)                                                           2,475,541
Realized gain distributions                                                        3,077,442
Net change in unrealized appreciation (depreciation)                                 975,972
                                                                            -----------------
Net assets                                                                  $      5,434,142
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.82         1,173   $     3,309         1.25%         26.1%
12/31/2016          2.24         1,821         4,073         1.25%          4.7%
12/31/2015          2.14         2,942         6,285         1.25%          0.9%
12/31/2014          2.12         3,143         6,655         1.25%          7.6%
12/31/2013          1.97         5,362        10,550         1.25%         30.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.91           730   $     2,125         1.00%         26.4%
12/31/2016          2.30           908         2,090         1.00%          5.0%
12/31/2015          2.19           940         2,062         1.00%          1.1%
12/31/2014          2.17           937         2,032         1.00%          7.9%
12/31/2013          2.01            18            36         1.00%         30.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.00             0   $         0         0.75%         26.7%
12/31/2016          2.37             0             0         0.75%          5.2%
12/31/2015          2.25             0             0         0.75%          1.4%
12/31/2014          2.22             0             0         0.75%          8.2%
12/31/2013          2.05             0             0         0.75%         31.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.10             0   $         0         0.50%         27.1%
12/31/2016          2.44             0             0         0.50%          5.5%
12/31/2015          2.31             0             0         0.50%          1.6%
12/31/2014          2.28             0             0         0.50%          8.4%
12/31/2013          2.10             0             0         0.50%         31.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.20             0   $         0         0.25%         27.4%
12/31/2016          2.51             0             0         0.25%          5.7%
12/31/2015          2.38             0             0         0.25%          1.9%
12/31/2014          2.33             0             0         0.25%          8.7%
12/31/2013          2.14             0             0         0.25%         31.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.30             0   $         0         0.00%         27.7%
12/31/2016          2.59             0             0         0.00%          6.0%
12/31/2015          2.44            60           146         0.00%          2.1%
12/31/2014          2.39            52           123         0.00%          9.0%
12/31/2013          2.19            38            83         0.00%         32.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       FIDELITY ADVISOR OVERSEAS FUND M CLASS - 315918102 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.93
Band 100                                        --              --            1.99
Band 75                                         --              --            2.06
Band 50                                         --              --            2.13
Band 25                                         --              --            2.21
Band 0                                          --              --            2.28
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $         20,383
Cost of units redeemed/account charges                                                 (22,490)
Net investment income (loss)                                                              (921)
Net realized gain (loss)                                                                (3,258)
Realized gain distributions                                                              6,286
Net change in unrealized appreciation (depreciation)                                        --
                                                                              -----------------
Net assets                                                                    $             --
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.93             0   $         0         1.25%         27.8%
12/31/2016          1.51             0             0         1.25%         -7.0%
12/31/2015          1.62             0             0         1.25%          2.1%
12/31/2014          1.59             0             0         1.25%         -9.9%
12/31/2013          1.76             0             0         1.25%         28.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.99             0   $         0         1.00%         28.1%
12/31/2016          1.56             0             0         1.00%         -6.7%
12/31/2015          1.67             0             0         1.00%          2.4%
12/31/2014          1.63             0             0         1.00%         -9.7%
12/31/2013          1.80             0             0         1.00%         29.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.06             0   $         0         0.75%         28.4%
12/31/2016          1.61             0             0         0.75%         -6.5%
12/31/2015          1.72             0             0         0.75%          2.6%
12/31/2014          1.67             0             0         0.75%         -9.4%
12/31/2013          1.85             0             0         0.75%         29.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.13             0   $         0         0.50%         28.7%
12/31/2016          1.66             0             0         0.50%         -6.3%
12/31/2015          1.77             0             0         0.50%          2.9%
12/31/2014          1.72             0             0         0.50%         -9.2%
12/31/2013          1.89             0             0         0.50%         29.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.21             0   $         0         0.25%         29.0%
12/31/2016          1.71             0             0         0.25%         -6.0%
12/31/2015          1.82             0             0         0.25%          3.1%
12/31/2014          1.76             0             0         0.25%         -9.0%
12/31/2013          1.94             0             0         0.25%         30.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.28             0   $         0         0.00%         29.4%
12/31/2016          1.77             0             0         0.00%         -5.8%
12/31/2015          1.87             0             0         0.00%          3.4%
12/31/2014          1.81             0             0         0.00%         -8.8%
12/31/2013          1.99             0             0         0.00%         30.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR REAL ESTATE FUND I CLASS - 315918292

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       982,960  $      1,001,432           47,678
                                                      ================  ===============
Receivables: investments sold                 65,492
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,048,452
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,048,452         799,883  $          1.31
Band 100                                        --              --             1.32
Band 75                                         --              --             1.34
Band 50                                         --              --             1.35
Band 25                                         --              --             1.36
Band 0                                          --              --             1.38
                                    --------------  --------------
 Total                              $    1,048,452         799,883
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         16,977
Mortality & expense charges                                                          (13,279)
                                                                            -----------------
Net investment income (loss)                                                           3,698
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              14,578
Realized gain distributions                                                           46,670
Net change in unrealized appreciation (depreciation)                                 (35,735)
                                                                            -----------------
Net gain (loss)                                                                       25,513
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         29,211
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,698   $          8,073
Net realized gain (loss)                                           14,578                177
Realized gain distributions                                        46,670             57,080
Net change in unrealized appreciation (depreciation)              (35,735)            19,335
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  29,211             84,665
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          314,042            890,900
Cost of units redeemed                                           (485,422)          (116,530)
Account charges                                                      (941)              (610)
                                                         -----------------  -----------------
Increase (decrease)                                              (172,321)           773,760
                                                         -----------------  -----------------
Net increase (decrease)                                          (143,110)           858,425
Net assets, beginning                                           1,191,562            333,137
                                                         -----------------  -----------------
Net assets, ending                                       $      1,048,452   $      1,191,562
                                                         =================  =================

Units sold                                                        247,944            830,918
Units redeemed                                                   (380,501)          (170,181)
                                                         -----------------  -----------------
Net increase (decrease)                                          (132,557)           660,737
Units outstanding, beginning                                      932,440            271,703
                                                         -----------------  -----------------
Units outstanding, ending                                         799,883            932,440
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,633,285
Cost of units redeemed/account charges                                              (707,378)
Net investment income (loss)                                                          13,873
Net realized gain (loss)                                                              15,552
Realized gain distributions                                                          111,592
Net change in unrealized appreciation (depreciation)                                 (18,472)
                                                                            -----------------
Net assets                                                                  $      1,048,452
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/14/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31           800   $     1,048         1.25%          2.6%
12/31/2016          1.28           932         1,192         1.25%          4.2%
12/31/2015          1.23           272           333         1.25%          2.2%
12/31/2014          1.20            37            44         1.25%         19.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         1.00%          2.8%
12/31/2016          1.29             0             0         1.00%          4.5%
12/31/2015          1.23             0             0         1.00%          2.5%
12/31/2014          1.20             0             0         1.00%         20.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0   $         0         0.75%          3.1%
12/31/2016          1.30             0             0         0.75%          4.7%
12/31/2015          1.24             0             0         0.75%          2.8%
12/31/2014          1.20             0             0         0.75%         20.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35             0   $         0         0.50%          3.3%
12/31/2016          1.31             0             0         0.50%          5.0%
12/31/2015          1.24             0             0         0.50%          3.0%
12/31/2014          1.21             0             0         0.50%         20.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         0.25%          3.6%
12/31/2016          1.31             0             0         0.25%          5.3%
12/31/2015          1.25             0             0         0.25%          3.3%
12/31/2014          1.21             0             0         0.25%         21.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.00%          3.9%
12/31/2016          1.32             0             0         0.00%          5.5%
12/31/2015          1.25             0             0         0.00%          3.5%
12/31/2014          1.21             0             0         0.00%         21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        2.7%
    2015        2.3%
    2014        2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR REAL ESTATE FUND M CLASS - 315918318

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         59,136  $        61,421            2,785
                                                       ===============  ===============
Receivables: investments sold                   1,562
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         60,698
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       60,698          38,222  $          1.59
Band 100                                        --              --             1.61
Band 75                                         --              --             1.64
Band 50                                         --              --             1.67
Band 25                                         --              --             1.69
Band 0                                          --              --             1.72
                                    --------------  --------------
 Total                              $       60,698          38,222
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,415
Mortality & expense charges                                                            (3,580)
                                                                             -----------------
Net investment income (loss)                                                           (2,165)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,487
Realized gain distributions                                                             2,826
Net change in unrealized appreciation (depreciation)                                    5,565
                                                                             -----------------
Net gain (loss)                                                                         9,878
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          7,713
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,165)  $            382
Net realized gain (loss)                                            1,487             17,491
Realized gain distributions                                         2,826             20,922
Net change in unrealized appreciation (depreciation)                5,565            (21,121)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   7,713             17,674
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           58,252            226,339
Cost of units redeemed                                           (422,747)          (213,225)
Account charges                                                      (453)              (590)
                                                         -----------------  -----------------
Increase (decrease)                                              (364,948)            12,524
                                                         -----------------  -----------------
Net increase (decrease)                                          (357,235)            30,198
Net assets, beginning                                             417,933            387,735
                                                         -----------------  -----------------
Net assets, ending                                       $         60,698   $        417,933
                                                         =================  =================

Units sold                                                         37,359            244,319
Units redeemed                                                   (267,751)          (234,162)
                                                         -----------------  -----------------
Net increase (decrease)                                          (230,392)            10,157
Units outstanding, beginning                                      268,614            258,457
                                                         -----------------  -----------------
Units outstanding, ending                                          38,222            268,614
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        821,053
Cost of units redeemed/account charges                                              (876,470)
Net investment income (loss)                                                          (2,298)
Net realized gain (loss)                                                              62,354
Realized gain distributions                                                           58,344
Net change in unrealized appreciation (depreciation)                                  (2,285)
                                                                            -----------------
Net assets                                                                  $         60,698
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.59            38   $        61         1.25%          2.1%
12/31/2016          1.56           269           418         1.25%          3.7%
12/31/2015          1.50           258           388         1.25%          1.8%
12/31/2014          1.47           240           354         1.25%         27.6%
12/31/2013          1.16           162           187         1.25%          0.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.61             0   $         0         1.00%          2.3%
12/31/2016          1.58             0             0         1.00%          4.0%
12/31/2015          1.52             0             0         1.00%          2.0%
12/31/2014          1.49             0             0         1.00%         27.9%
12/31/2013          1.16             0             0         1.00%          0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.64             0   $         0         0.75%          2.6%
12/31/2016          1.60             0             0         0.75%          4.2%
12/31/2015          1.53             0             0         0.75%          2.3%
12/31/2014          1.50             0             0         0.75%         28.2%
12/31/2013          1.17             0             0         0.75%          0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.67             0   $         0         0.50%          2.8%
12/31/2016          1.62             0             0         0.50%          4.5%
12/31/2015          1.55             0             0         0.50%          2.5%
12/31/2014          1.51             0             0         0.50%         28.6%
12/31/2013          1.18             0             0         0.50%          0.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.69             0   $         0         0.25%          3.1%
12/31/2016          1.64             0             0         0.25%          4.8%
12/31/2015          1.57             0             0         0.25%          2.8%
12/31/2014          1.53             0             0         0.25%         28.9%
12/31/2013          1.18             0             0         0.25%          1.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.72             0   $         0         0.00%          3.3%
12/31/2016          1.67             0             0         0.00%          5.0%
12/31/2015          1.59             0             0         0.00%          3.0%
12/31/2014          1.54             0             0         0.00%         29.2%
12/31/2013          1.19             0             0         0.00%          1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        1.4%
    2015        1.1%
    2014        1.3%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR REAL ESTATE FUND A CLASS - 315918342

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        716,303  $       735,464           33,210
                                                       ===============  ===============
Receivables: investments sold                   7,682
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        723,985
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       723,985         449,168  $         1.61
Band 100                                        --              --            1.64
Band 75                                         --              --            1.67
Band 50                                         --              --            1.69
Band 25                                         --              --            1.72
Band 0                                          --              --            1.75
                                   ---------------  --------------
 Total                             $       723,985         449,168
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         13,724
Mortality & expense charges                                                          (22,744)
                                                                            -----------------
Net investment income (loss)                                                          (9,020)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              46,153
Realized gain distributions                                                           34,399
Net change in unrealized appreciation (depreciation)                                 (28,542)
                                                                            -----------------
Net gain (loss)                                                                       52,010
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         42,990
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (9,020)  $         11,202
Net realized gain (loss)                                           46,153             (7,046)
Realized gain distributions                                        34,399            163,714
Net change in unrealized appreciation (depreciation)              (28,542)           (91,802)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  42,990             76,068
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          415,840            752,859
Cost of units redeemed                                         (3,019,944)          (831,895)
Account charges                                                    (1,929)            (3,131)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,606,033)           (82,167)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,563,043)            (6,099)
Net assets, beginning                                           3,287,028          3,293,127
                                                         -----------------  -----------------
Net assets, ending                                       $        723,985   $      3,287,028
                                                         =================  =================

Units sold                                                        264,094            487,714
Units redeemed                                                 (1,901,066)          (574,223)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,636,972)           (86,509)
Units outstanding, beginning                                    2,086,140          2,172,649
                                                         -----------------  -----------------
Units outstanding, ending                                         449,168          2,086,140
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     5,810,243
Cost of units redeemed/account charges                                           (5,750,343)
Net investment income (loss)                                                         16,784
Net realized gain (loss)                                                            172,155
Realized gain distributions                                                         494,307
Net change in unrealized appreciation (depreciation)                                (19,161)
                                                                            ----------------
Net assets                                                                  $       723,985
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.61           449   $       724         1.25%          2.3%
12/31/2016          1.58         2,086         3,287         1.25%          4.0%
12/31/2015          1.52         2,173         3,293         1.25%          2.0%
12/31/2014          1.49         2,005         2,979         1.25%         27.9%
12/31/2013          1.16         1,289         1,497         1.25%          0.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.64             0   $         0         1.00%          2.6%
12/31/2016          1.60             0             0         1.00%          4.2%
12/31/2015          1.53             0             0         1.00%          2.3%
12/31/2014          1.50             0             0         1.00%         28.2%
12/31/2013          1.17             0             0         1.00%          0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.67             0   $         0         0.75%          2.8%
12/31/2016          1.62             0             0         0.75%          4.5%
12/31/2015          1.55             0             0         0.75%          2.5%
12/31/2014          1.51             0             0         0.75%         28.6%
12/31/2013          1.18             0             0         0.75%          0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.69             0   $         0         0.50%          3.1%
12/31/2016          1.64             0             0         0.50%          4.7%
12/31/2015          1.57             0             0         0.50%          2.8%
12/31/2014          1.53             0             0         0.50%         28.9%
12/31/2013          1.18             0             0         0.50%          0.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.72             0   $         0         0.25%          3.3%
12/31/2016          1.67             0             0         0.25%          5.0%
12/31/2015          1.59             0             0         0.25%          3.0%
12/31/2014          1.54             0             0         0.25%         29.2%
12/31/2013          1.19             0             0         0.25%          1.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.75             0   $         0         0.00%          3.6%
12/31/2016          1.69             0             0         0.00%          5.3%
12/31/2015          1.60             0             0         0.00%          3.3%
12/31/2014          1.55             0             0         0.00%         29.5%
12/31/2013          1.20             0             0         0.00%          1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        1.6%
    2015        1.4%
    2014        1.7%
    2013        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR SMALL CAP FUND A CLASS - 315805697

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        10,614  $        11,224               411
                                                       ===============   ===============
Receivables: investments sold                       8
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        10,622
                                      ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  ---------------
Band 125                            $       10,622            6,575  $          1.62
Band 100                                        --               --             1.64
Band 75                                         --               --             1.67
Band 50                                         --               --             1.70
Band 25                                         --               --             1.72
Band 0                                          --               --             1.75
                                    --------------  ---------------
 Total                              $       10,622            6,575
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                                (52)
                                                                              -----------------
Net investment income (loss)                                                               (52)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    60
Realized gain distributions                                                              1,309
Net change in unrealized appreciation (depreciation)                                      (640)
                                                                              -----------------
Net gain (loss)                                                                            729
                                                                              -----------------

Increase (decrease) in net assets from operations                             $            677
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            (52)  $             (1)
Net realized gain (loss)                                                60               (592)
Realized gain distributions                                          1,309                 85
Net change in unrealized appreciation (depreciation)                  (640)               859
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                      677                351
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            10,119              5,523
Cost of units redeemed                                                (492)           (12,781)
Account charges                                                         --                 --
                                                          -----------------  -----------------
Increase (decrease)                                                  9,627             (7,258)
                                                          -----------------  -----------------
Net increase (decrease)                                             10,304             (6,907)
Net assets, beginning                                                  318              7,225
                                                          -----------------  -----------------
Net assets, ending                                        $         10,622   $            318
                                                          =================  =================

Units sold                                                           6,677              4,129
Units redeemed                                                        (323)            (9,028)
                                                          -----------------  -----------------
Net increase (decrease)                                              6,354             (4,899)
Units outstanding, beginning                                           221              5,120
                                                          -----------------  -----------------
Units outstanding, ending                                            6,575                221
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        165,938
Cost of units redeemed/account charges                                              (176,970)
Net investment income (loss)                                                          (1,847)
Net realized gain (loss)                                                              17,923
Realized gain distributions                                                            6,188
Net change in unrealized appreciation (depreciation)                                    (610)
                                                                            -----------------
Net assets                                                                  $         10,622
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.62             7   $        11         1.25%         12.4%
12/31/2016          1.44             0             0         1.25%          7.6%
12/31/2015          1.34             0             0         1.25%         -2.9%
12/31/2014          1.38             0             0         1.25%          7.3%
12/31/2013          1.28            29            38         1.25%         36.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.64             0   $         0         1.00%         12.6%
12/31/2016          1.46             0             0         1.00%          7.8%
12/31/2015          1.35             0             0         1.00%         -2.6%
12/31/2014          1.39             0             0         1.00%          7.6%
12/31/2013          1.29             0             0         1.00%         36.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.67             0   $         0         0.75%         12.9%
12/31/2016          1.48             0             0         0.75%          8.1%
12/31/2015          1.37             0             0         0.75%         -2.4%
12/31/2014          1.40             0             0         0.75%          7.8%
12/31/2013          1.30             0             0         0.75%         37.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.70             0   $         0         0.50%         13.2%
12/31/2016          1.50             0             0         0.50%          8.4%
12/31/2015          1.38             0             0         0.50%         -2.1%
12/31/2014          1.41             0             0         0.50%          8.1%
12/31/2013          1.31             0             0         0.50%         37.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.72             0   $         0         0.25%         13.5%
12/31/2016          1.52             0             0         0.25%          8.7%
12/31/2015          1.40             0             0         0.25%         -1.9%
12/31/2014          1.43             0             0         0.25%          8.4%
12/31/2013          1.31             0             0         0.25%         37.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.75             0   $         0         0.00%         13.8%
12/31/2016          1.54             0             0         0.00%          8.9%
12/31/2015          1.41             5             7         0.00%         -1.6%
12/31/2014          1.44             0             0         0.00%          8.6%
12/31/2013          1.32             0             0         0.00%         38.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR SMALL CAP FUND M CLASS - 315805663

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      4,811,103  $     4,816,191          201,678
                                                       ===============  ===============
Receivables: investments sold                   4,984
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      4,816,087
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                           $      3,791,412         989,508  $          3.83
Band 100                                    487,292         122,728             3.97
Band 75                                          --              --             4.11
Band 50                                     516,550         121,152             4.26
Band 25                                          --              --             4.42
Band 0                                       20,833           4,489             4.64
                                    ---------------  --------------
 Total                              $     4,816,087       1,237,877
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (55,390)
                                                                            ----------------
Net investment income (loss)                                                        (55,390)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            106,909
Realized gain distributions                                                         636,060
Net change in unrealized appreciation (depreciation)                               (125,074)
                                                                            ----------------
Net gain (loss)                                                                     617,895
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       562,505
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (55,390)  $        (55,238)
Net realized gain (loss)                                          106,909           (197,524)
Realized gain distributions                                       636,060            145,898
Net change in unrealized appreciation (depreciation)             (125,074)           469,460
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 562,505            362,596
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          642,339            915,114
Cost of units redeemed                                         (1,781,438)        (3,128,782)
Account charges                                                    (1,722)            (2,261)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,140,821)        (2,215,929)
                                                         -----------------  -----------------
Net increase (decrease)                                          (578,316)        (1,853,333)
Net assets, beginning                                           5,394,403          7,247,736
                                                         -----------------  -----------------
Net assets, ending                                       $      4,816,087   $      5,394,403
                                                         =================  =================

Units sold                                                        182,649            287,913
Units redeemed                                                   (499,837)          (908,528)
                                                         -----------------  -----------------
Net increase (decrease)                                          (317,188)          (620,615)
Units outstanding, beginning                                    1,555,065          2,175,680
                                                         -----------------  -----------------
Units outstanding, ending                                       1,237,877          1,555,065
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     31,595,331
Cost of units redeemed/account charges                                           (33,625,799)
Net investment income (loss)                                                        (812,524)
Net realized gain (loss)                                                           1,511,207
Realized gain distributions                                                        6,152,960
Net change in unrealized appreciation (depreciation)                                  (5,088)
                                                                            -----------------
Net assets                                                                  $      4,816,087
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.83           990   $     3,791         1.25%         12.1%
12/31/2016          3.42         1,270         4,339         1.25%          7.3%
12/31/2015          3.18         1,433         4,563         1.25%         -3.1%
12/31/2014          3.29         1,640         5,389         1.25%          7.0%
12/31/2013          3.07         2,635         8,086         1.25%         36.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.97           123   $       487         1.00%         12.4%
12/31/2016          3.53           128           454         1.00%          7.6%
12/31/2015          3.28           155           508         1.00%         -2.8%
12/31/2014          3.38           148           499         1.00%          7.3%
12/31/2013          3.15             1             4         1.00%         36.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.11             0   $         0         0.75%         12.7%
12/31/2016          3.65             0             0         0.75%          7.9%
12/31/2015          3.39             0             0         0.75%         -2.6%
12/31/2014          3.48             0             0         0.75%          7.6%
12/31/2013          3.23             0             0         0.75%         36.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.26           121   $       517         0.50%         12.9%
12/31/2016          3.78           130           493         0.50%          8.1%
12/31/2015          3.49           134           468         0.50%         -2.3%
12/31/2014          3.57           157           561         0.50%          7.8%
12/31/2013          3.31           150           497         0.50%         37.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.42             0   $         0         0.25%         13.2%
12/31/2016          3.90             0             0         0.25%          8.4%
12/31/2015          3.60             0             0         0.25%         -2.1%
12/31/2014          3.68             0             0         0.25%          8.1%
12/31/2013          3.40             0             0         0.25%         37.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.64             4   $        21         0.00%         13.5%
12/31/2016          4.09            27           109         0.00%          8.7%
12/31/2015          3.76           454         1,709         0.00%         -1.8%
12/31/2014          3.83           532         2,039         0.00%          8.4%
12/31/2013          3.54           725         2,564         0.00%         37.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.1%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR STOCK SELECTOR ALL CAP FUND M CLASS - 316066794

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       338,758   $       278,524            7,695
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (78)
                                     ----------------
Net assets                           $       338,680
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       140,002          73,653  $         1.90
Band 100                                   198,678         103,180            1.93
Band 75                                         --              --            1.95
Band 50                                         --              --            1.98
Band 25                                         --              --            2.00
Band 0                                          --              --            2.03
                                   ---------------  --------------
 Total                             $       338,680         176,833
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            320
Mortality & expense charges                                                           (3,305)
                                                                            -----------------
Net investment income (loss)                                                          (2,985)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              11,929
Realized gain distributions                                                           10,054
Net change in unrealized appreciation (depreciation)                                  45,807
                                                                            -----------------
Net gain (loss)                                                                       67,790
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         64,805
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,985)  $         (2,818)
Net realized gain (loss)                                           11,929               (366)
Realized gain distributions                                        10,054                762
Net change in unrealized appreciation (depreciation)               45,807             27,357
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  64,805             24,935
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           45,447             85,970
Cost of units redeemed                                            (89,215)           (87,898)
Account charges                                                       (85)               (49)
                                                         -----------------  -----------------
Increase (decrease)                                               (43,853)            (1,977)
                                                         -----------------  -----------------
Net increase (decrease)                                            20,952             22,958
Net assets, beginning                                             317,728            294,770
                                                         -----------------  -----------------
Net assets, ending                                       $        338,680   $        317,728
                                                         =================  =================

Units sold                                                         27,893             60,310
Units redeemed                                                    (55,515)           (60,249)
                                                         -----------------  -----------------
Net increase (decrease)                                           (27,622)                61
Units outstanding, beginning                                      204,455            204,394
                                                         -----------------  -----------------
Units outstanding, ending                                         176,833            204,455
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        602,569
Cost of units redeemed/account charges                                              (431,682)
Net investment income (loss)                                                         (14,447)
Net realized gain (loss)                                                              55,177
Realized gain distributions                                                           66,829
Net change in unrealized appreciation (depreciation)                                  60,234
                                                                            -----------------
Net assets                                                                  $        338,680
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/26/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90            74   $       140         1.25%         23.0%
12/31/2016          1.55            94           145         1.25%          7.6%
12/31/2015          1.44            95           136         1.25%         -1.9%
12/31/2014          1.46           115           168         1.25%          9.1%
12/31/2013          1.34           193           259         1.25%         31.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.93           103   $       199         1.00%         23.3%
12/31/2016          1.56           110           172         1.00%          7.9%
12/31/2015          1.45           109           158         1.00%         -1.6%
12/31/2014          1.47            87           129         1.00%          9.4%
12/31/2013          1.35             0             0         1.00%         31.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95             0   $         0         0.75%         23.6%
12/31/2016          1.58             0             0         0.75%          8.1%
12/31/2015          1.46             0             0         0.75%         -1.4%
12/31/2014          1.48             0             0         0.75%          9.7%
12/31/2013          1.35             0             0         0.75%         32.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0   $         0         0.50%         23.9%
12/31/2016          1.59             0             0         0.50%          8.4%
12/31/2015          1.47             0             0         0.50%         -1.1%
12/31/2014          1.49             0             0         0.50%          9.9%
12/31/2013          1.35             0             0         0.50%         32.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00             0   $         0         0.25%         24.2%
12/31/2016          1.61             0             0         0.25%          8.7%
12/31/2015          1.48             0             0         0.25%         -0.9%
12/31/2014          1.50             0             0         0.25%         10.2%
12/31/2013          1.36             0             0         0.25%         32.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.03             0   $         0         0.00%         24.6%
12/31/2016          1.63             0             0         0.00%          9.0%
12/31/2015          1.49             0             0         0.00%         -0.6%
12/31/2014          1.50             0             0         0.00%         10.5%
12/31/2013          1.36             0             0         0.00%         33.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.1%
    2016        0.2%
    2015        0.0%
    2014        0.0%
    2013        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR STOCK SELECTOR MID CAP FUND M CLASS - 315805408

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      413,174   $       384,783           10,701
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (406)
                                     ---------------
Net assets                           $      412,768
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       412,768         128,093  $         3.22
Band 100                                        --              --            3.34
Band 75                                         --              --            3.46
Band 50                                         --              --            3.59
Band 25                                         --              --            3.72
Band 0                                          --              --            3.89
                                   ---------------  --------------
 Total                             $       412,768         128,093
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            123
Mortality & expense charges                                                           (3,615)
                                                                            -----------------
Net investment income (loss)                                                          (3,492)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              18,389
Realized gain distributions                                                           16,923
Net change in unrealized appreciation (depreciation)                                  17,735
                                                                            -----------------
Net gain (loss)                                                                       53,047
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         49,555
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,492)  $         (1,670)
Net realized gain (loss)                                           18,389             (3,060)
Realized gain distributions                                        16,923                393
Net change in unrealized appreciation (depreciation)               17,735             20,991
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  49,555             16,654
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          295,829             54,942
Cost of units redeemed                                           (142,477)           (30,114)
Account charges                                                      (376)               (53)
                                                         -----------------  -----------------
Increase (decrease)                                               152,976             24,775
                                                         -----------------  -----------------
Net increase (decrease)                                           202,531             41,429
Net assets, beginning                                             210,237            168,808
                                                         -----------------  -----------------
Net assets, ending                                       $        412,768   $        210,237
                                                         =================  =================

Units sold                                                         99,246             22,135
Units redeemed                                                    (48,207)           (12,378)
                                                         -----------------  -----------------
Net increase (decrease)                                            51,039              9,757
Units outstanding, beginning                                       77,054             67,297
                                                         -----------------  -----------------
Units outstanding, ending                                         128,093             77,054
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,574,535
Cost of units redeemed/account charges                                            (1,382,027)
Net investment income (loss)                                                         (31,581)
Net realized gain (loss)                                                              94,842
Realized gain distributions                                                          128,608
Net change in unrealized appreciation (depreciation)                                  28,391
                                                                            -----------------
Net assets                                                                  $        412,768
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.22           128   $       413         1.25%         18.1%
12/31/2016          2.73            77           210         1.25%          8.8%
12/31/2015          2.51            67           169         1.25%         -4.9%
12/31/2014          2.64            52           136         1.25%          8.3%
12/31/2013          2.44            40            97         1.25%         29.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.34             0   $         0         1.00%         18.4%
12/31/2016          2.82             0             0         1.00%          9.0%
12/31/2015          2.59             0             0         1.00%         -4.7%
12/31/2014          2.71             0             0         1.00%          8.6%
12/31/2013          2.50             0             0         1.00%         29.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.46             0   $         0         0.75%         18.7%
12/31/2016          2.92             0             0         0.75%          9.3%
12/31/2015          2.67             0             0         0.75%         -4.5%
12/31/2014          2.79             0             0         0.75%          8.8%
12/31/2013          2.57             0             0         0.75%         29.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.59             0   $         0         0.50%         19.0%
12/31/2016          3.01             0             0         0.50%          9.6%
12/31/2015          2.75             0             0         0.50%         -4.2%
12/31/2014          2.87             0             0         0.50%          9.1%
12/31/2013          2.63             0             0         0.50%         30.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.72             0   $         0         0.25%         19.3%
12/31/2016          3.12             0             0         0.25%          9.9%
12/31/2015          2.84             0             0         0.25%         -4.0%
12/31/2014          2.95             0             0         0.25%          9.4%
12/31/2013          2.70             0             0         0.25%         30.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.89             0   $         0         0.00%         19.6%
12/31/2016          3.25             0             0         0.00%         10.1%
12/31/2015          2.95             0             0         0.00%         -3.7%
12/31/2014          3.07             0             0         0.00%          9.6%
12/31/2013          2.80             0             0         0.00%         30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.3%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    FIDELITY ADVISOR STRATEGIC DIVIDEND & INCOME FUND M CLASS - 316145705

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $     1,363,698  $     1,349,012           90,013
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $     1,363,698
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       31,569          23,631  $          1.34
Band 100                                        --              --             1.35
Band 75                                         --              --             1.36
Band 50                                  1,332,129         966,921             1.38
Band 25                                         --              --             1.39
Band 0                                          --              --             1.41
                                    --------------  --------------
 Total                              $    1,363,698         990,552
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         31,062
Mortality & expense charges                                                           (8,244)
                                                                            -----------------
Net investment income (loss)                                                          22,818
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              22,659
Realized gain distributions                                                           61,335
Net change in unrealized appreciation (depreciation)                                  12,342
                                                                            -----------------
Net gain (loss)                                                                       96,336
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        119,154
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         22,818   $          2,884
Net realized gain (loss)                                           22,659              2,484
Realized gain distributions                                        61,335              5,448
Net change in unrealized appreciation (depreciation)               12,342             26,773
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 119,154             37,589
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,382,241             59,709
Cost of units redeemed                                           (389,892)          (199,952)
Account charges                                                      (674)            (1,153)
                                                         -----------------  -----------------
Increase (decrease)                                               991,675           (141,396)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,110,829           (103,807)
Net assets, beginning                                             252,869            356,676
                                                         -----------------  -----------------
Net assets, ending                                       $      1,363,698   $        252,869
                                                         =================  =================

Units sold                                                      1,091,415             83,989
Units redeemed                                                   (309,605)          (201,133)
                                                         -----------------  -----------------
Net increase (decrease)                                           781,810           (117,144)
Units outstanding, beginning                                      208,742            325,886
                                                         -----------------  -----------------
Units outstanding, ending                                         990,552            208,742
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,850,539
Cost of units redeemed/account charges                                              (629,792)
Net investment income (loss)                                                          29,941
Net realized gain (loss)                                                              24,625
Realized gain distributions                                                           73,699
Net change in unrealized appreciation (depreciation)                                  14,686
                                                                            -----------------
Net assets                                                                  $      1,363,698
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34            24   $        32         1.25%         10.3%
12/31/2016          1.21           209           253         1.25%         10.7%
12/31/2015          1.09           326           357         1.25%         -2.9%
12/31/2014          1.13             0             0         1.25%         11.3%
12/31/2013          1.01             0             0         1.25%          1.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35             0   $         0         1.00%         10.6%
12/31/2016          1.22             0             0         1.00%         11.0%
12/31/2015          1.10             0             0         1.00%         -2.7%
12/31/2014          1.13             0             0         1.00%         11.6%
12/31/2013          1.01             0             0         1.00%          1.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         0.75%         10.8%
12/31/2016          1.23             0             0         0.75%         11.2%
12/31/2015          1.11             0             0         0.75%         -2.4%
12/31/2014          1.13             0             0         0.75%         11.9%
12/31/2013          1.01             0             0         0.75%          1.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38           967   $     1,332         0.50%         11.1%
12/31/2016          1.24             0             0         0.50%         11.5%
12/31/2015          1.11             0             0         0.50%         -2.2%
12/31/2014          1.14             0             0         0.50%         12.2%
12/31/2013          1.01             0             0         0.50%          1.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.25%         11.4%
12/31/2016          1.25             0             0         0.25%         11.8%
12/31/2015          1.12             0             0         0.25%         -1.9%
12/31/2014          1.14             0             0         0.25%         12.4%
12/31/2013          1.01             0             0         0.25%          1.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.00%         11.7%
12/31/2016          1.26             0             0         0.00%         12.1%
12/31/2015          1.12             0             0         0.00%         -1.7%
12/31/2014          1.14             0             0         0.00%         12.7%
12/31/2013          1.01             0             0         0.00%          1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.8%
    2016        2.3%
    2015        4.4%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         FIDELITY ADVISOR STRATEGIC INCOME FUND A CLASS - 315920850

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       353,291  $        345,860           29,874
                                                      ================  ===============
Receivables: investments sold                 14,767
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       368,058
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       368,058         295,926  $         1.24
Band 100                                        --              --            1.27
Band 75                                         --              --            1.29
Band 50                                         --              --            1.31
Band 25                                         --              --            1.34
Band 0                                          --              --            1.36
                                   ---------------  --------------
 Total                             $       368,058         295,926
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          9,297
Mortality & expense charges                                                            (3,672)
                                                                             -----------------
Net investment income (loss)                                                            5,625
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,246
Realized gain distributions                                                             2,913
Net change in unrealized appreciation (depreciation)                                    8,028
                                                                             -----------------
Net gain (loss)                                                                        12,187
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         17,812
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,625   $          4,809
Net realized gain (loss)                                            1,246                 26
Realized gain distributions                                         2,913                 --
Net change in unrealized appreciation (depreciation)                8,028             11,526
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  17,812             16,361
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          117,948             67,489
Cost of units redeemed                                            (53,913)           (11,509)
Account charges                                                      (332)              (213)
                                                         -----------------  -----------------
Increase (decrease)                                                63,703             55,767
                                                         -----------------  -----------------
Net increase (decrease)                                            81,515             72,128
Net assets, beginning                                             286,543            214,415
                                                         -----------------  -----------------
Net assets, ending                                       $        368,058   $        286,543
                                                         =================  =================

Units sold                                                        154,253             58,527
Units redeemed                                                   (103,554)           (10,012)
                                                         -----------------  -----------------
Net increase (decrease)                                            50,699             48,515
Units outstanding, beginning                                      245,227            196,712
                                                         -----------------  -----------------
Units outstanding, ending                                         295,926            245,227
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        624,436
Cost of units redeemed/account charges                                               (295,949)
Net investment income (loss)                                                           22,787
Net realized gain (loss)                                                                  364
Realized gain distributions                                                             8,989
Net change in unrealized appreciation (depreciation)                                    7,431
                                                                             -----------------
Net assets                                                                   $        368,058
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24           296   $       368         1.25%          6.4%
12/31/2016          1.17           245           287         1.25%          7.2%
12/31/2015          1.09           197           214         1.25%         -3.1%
12/31/2014          1.12            49            55         1.25%          2.2%
12/31/2013          1.10           190           209         1.25%         -1.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         1.00%          6.7%
12/31/2016          1.19             0             0         1.00%          7.5%
12/31/2015          1.10             0             0         1.00%         -2.8%
12/31/2014          1.14             0             0         1.00%          2.5%
12/31/2013          1.11             0             0         1.00%         -0.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.75%          7.0%
12/31/2016          1.21             0             0         0.75%          7.7%
12/31/2015          1.12             0             0         0.75%         -2.6%
12/31/2014          1.15             0             0         0.75%          2.7%
12/31/2013          1.12             0             0         0.75%         -0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.50%          7.2%
12/31/2016          1.22             0             0         0.50%          8.0%
12/31/2015          1.13             0             0         0.50%         -2.3%
12/31/2014          1.16             0             0         0.50%          3.0%
12/31/2013          1.13             0             0         0.50%         -0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0   $         0         0.25%          7.5%
12/31/2016          1.24             0             0         0.25%          8.3%
12/31/2015          1.15             0             0         0.25%         -2.1%
12/31/2014          1.17             0             0         0.25%          3.3%
12/31/2013          1.14             0             0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         0.00%          7.8%
12/31/2016          1.26             0             0         0.00%          8.5%
12/31/2015          1.16             0             0         0.00%         -1.9%
12/31/2014          1.18             0             0         0.00%          3.5%
12/31/2013          1.14             0             0         0.00%          0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.8%
    2016        3.1%
    2015        4.4%
    2014        3.7%
    2013        3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR TOTAL BOND FUND I CLASS - 31617K832

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     4,642,583  $      4,615,381          444,295
                                                      ================  ===============
Receivables: investments sold                 80,273
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     4,722,856
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,542,014       3,224,430  $          1.10
Band 100                                         --              --             1.11
Band 75                                          --              --             1.12
Band 50                                          --              --             1.13
Band 25                                          --              --             1.14
Band 0                                    1,180,842       1,021,214             1.16
                                    ---------------  --------------
 Total                              $     4,722,856       4,245,644
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        150,583
Mortality & expense charges                                                          (56,942)
                                                                            -----------------
Net investment income (loss)                                                          93,641
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              38,696
Realized gain distributions                                                           11,082
Net change in unrealized appreciation (depreciation)                                  69,664
                                                                            -----------------
Net gain (loss)                                                                      119,442
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        213,083
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         93,641   $         93,299
Net realized gain (loss)                                           38,696            (20,185)
Realized gain distributions                                        11,082             16,581
Net change in unrealized appreciation (depreciation)               69,664            121,626
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 213,083            211,321
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,220,094          4,288,296
Cost of units redeemed                                         (4,440,530)        (1,990,732)
Account charges                                                    (5,130)            (3,986)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,225,566)         2,293,578
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,012,483)         2,504,899
Net assets, beginning                                           6,735,339          4,230,440
                                                         -----------------  -----------------
Net assets, ending                                       $      4,722,856   $      6,735,339
                                                         =================  =================

Units sold                                                      2,106,665          4,026,874
Units redeemed                                                 (4,136,714)        (1,890,011)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,030,049)         2,136,863
Units outstanding, beginning                                    6,275,693          4,138,830
                                                         -----------------  -----------------
Units outstanding, ending                                       4,245,644          6,275,693
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $     11,435,472
Cost of units redeemed/account charges                                             (7,042,621)
Net investment income (loss)                                                          241,737
Net realized gain (loss)                                                                8,972
Realized gain distributions                                                            52,094
Net change in unrealized appreciation (depreciation)                                   27,202
                                                                             -----------------
Net assets                                                                   $      4,722,856
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10         3,224   $     3,542         1.25%          2.9%
12/31/2016          1.07         5,372         5,733         1.25%          4.4%
12/31/2015          1.02         4,120         4,211         1.25%         -1.6%
12/31/2014          1.04           161           167         1.25%          4.2%
12/31/2013          1.00             0             0         1.25%         -0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%          3.2%
12/31/2016          1.08             0             0         1.00%          4.7%
12/31/2015          1.03             0             0         1.00%         -1.4%
12/31/2014          1.04             0             0         1.00%          4.5%
12/31/2013          1.00             0             0         1.00%         -0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.75%          3.5%
12/31/2016          1.08             0             0         0.75%          4.9%
12/31/2015          1.03             0             0         0.75%         -1.1%
12/31/2014          1.04             0             0         0.75%          4.7%
12/31/2013          1.00             0             0         0.75%         -0.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.50%          3.7%
12/31/2016          1.09             0             0         0.50%          5.2%
12/31/2015          1.04             0             0         0.50%         -0.9%
12/31/2014          1.05             0             0         0.50%          5.0%
12/31/2013          1.00             0             0         0.50%         -0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.25%          4.0%
12/31/2016          1.10             0             0         0.25%          5.5%
12/31/2015          1.04             0             0         0.25%         -0.6%
12/31/2014          1.05             0             0         0.25%          5.2%
12/31/2013          1.00             0             0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16         1,021   $     1,181         0.00%          4.2%
12/31/2016          1.11           904         1,003         0.00%          5.7%
12/31/2015          1.05            19            20         0.00%         -0.4%
12/31/2014          1.05             1             1         0.00%          5.5%
12/31/2013          1.00             0             0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.6%
    2016        3.0%
    2015        4.2%
    2014        0.6%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR TOTAL BOND FUND M CLASS - 31617K840

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        431,360  $       428,509           40,760
                                                       ===============  ===============
Receivables: investments sold                   1,921
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        433,281
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       433,281         398,814  $         1.09
Band 100                                        --              --            1.10
Band 75                                         --              --            1.11
Band 50                                         --              --            1.12
Band 25                                         --              --            1.13
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $       433,281         398,814
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         11,340
Mortality & expense charges                                                            (5,883)
                                                                             -----------------
Net investment income (loss)                                                            5,457
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,962
Realized gain distributions                                                             1,163
Net change in unrealized appreciation (depreciation)                                    2,830
                                                                             -----------------
Net gain (loss)                                                                         6,955
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         12,412
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          5,457   $         11,524
Net realized gain (loss)                                             2,962             (1,315)
Realized gain distributions                                          1,163              1,844
Net change in unrealized appreciation (depreciation)                 2,830             31,715
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   12,412             43,768
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           227,146            232,335
Cost of units redeemed                                            (220,224)          (753,611)
Account charges                                                       (659)              (356)
                                                          -----------------  -----------------
Increase (decrease)                                                  6,263           (521,632)
                                                          -----------------  -----------------
Net increase (decrease)                                             18,675           (477,864)
Net assets, beginning                                              414,606            892,470
                                                          -----------------  -----------------
Net assets, ending                                        $        433,281   $        414,606
                                                          =================  =================

Units sold                                                         211,522            251,334
Units redeemed                                                    (204,510)          (737,611)
                                                          -----------------  -----------------
Net increase (decrease)                                              7,012           (486,277)
Units outstanding, beginning                                       391,802            878,079
                                                          -----------------  -----------------
Units outstanding, ending                                          398,814            391,802
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,174,203
Cost of units redeemed/account charges                                             (1,768,701)
Net investment income (loss)                                                           29,866
Net realized gain (loss)                                                              (12,991)
Realized gain distributions                                                             8,053
Net change in unrealized appreciation (depreciation)                                    2,851
                                                                             -----------------
Net assets                                                                   $        433,281
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09           399   $       433         1.25%          2.7%
12/31/2016          1.06           392           415         1.25%          4.1%
12/31/2015          1.02           878           892         1.25%         -1.9%
12/31/2014          1.04            46            47         1.25%          3.9%
12/31/2013          1.00             0             0         1.25%         -0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         1.00%          2.9%
12/31/2016          1.07             0             0         1.00%          4.4%
12/31/2015          1.02             0             0         1.00%         -1.6%
12/31/2014          1.04             0             0         1.00%          4.2%
12/31/2013          1.00             0             0         1.00%         -0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.75%          3.2%
12/31/2016          1.07             0             0         0.75%          4.6%
12/31/2015          1.03             0             0         0.75%         -1.4%
12/31/2014          1.04             0             0         0.75%          4.4%
12/31/2013          1.00             0             0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.50%          3.4%
12/31/2016          1.08             0             0         0.50%          4.9%
12/31/2015          1.03             0             0         0.50%         -1.1%
12/31/2014          1.04             0             0         0.50%          4.7%
12/31/2013          1.00             0             0         0.50%         -0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.25%          3.7%
12/31/2016          1.09             0             0         0.25%          5.2%
12/31/2015          1.04             0             0         0.25%         -0.9%
12/31/2014          1.05             0             0         0.25%          4.9%
12/31/2013          1.00             0             0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.00%          4.0%
12/31/2016          1.10             0             0         0.00%          5.4%
12/31/2015          1.04             0             0         0.00%         -0.6%
12/31/2014          1.05             0             0         0.00%          5.2%
12/31/2013          1.00             0             0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.7%
    2016        3.4%
    2015        5.1%
    2014        0.6%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         FIDELITY ADVISOR VALUE FUND M CLASS - 315916734 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.64
Band 100                                        --              --            1.68
Band 75                                         --              --            1.72
Band 50                                         --              --            1.77
Band 25                                         --              --            1.81
Band 0                                          --              --            1.86
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.64             0   $         0         1.25%         13.3%
12/31/2016          1.45             0             0         1.25%         13.8%
12/31/2015          1.27             0             0         1.25%         -8.1%
12/31/2014          1.38             0             0         1.25%          9.6%
12/31/2013          1.26             0             0         1.25%         34.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.68             0   $         0         1.00%         13.5%
12/31/2016          1.48             0             0         1.00%         14.1%
12/31/2015          1.30             0             0         1.00%         -7.9%
12/31/2014          1.41             0             0         1.00%          9.9%
12/31/2013          1.28             0             0         1.00%         34.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.72             0   $         0         0.75%         13.8%
12/31/2016          1.51             0             0         0.75%         14.4%
12/31/2015          1.32             0             0         0.75%         -7.7%
12/31/2014          1.43             0             0         0.75%         10.1%
12/31/2013          1.30             0             0         0.75%         34.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77             0   $         0         0.50%         14.1%
12/31/2016          1.55             0             0         0.50%         14.7%
12/31/2015          1.35             0             0         0.50%         -7.4%
12/31/2014          1.46             0             0         0.50%         10.4%
12/31/2013          1.32             0             0         0.50%         35.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.81             0   $         0         0.25%         14.4%
12/31/2016          1.58             0             0         0.25%         15.0%
12/31/2015          1.38             0             0         0.25%         -7.2%
12/31/2014          1.48             0             0         0.25%         10.7%
12/31/2013          1.34             0             0         0.25%         35.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.86             0   $         0         0.00%         14.7%
12/31/2016          1.62             0             0         0.00%         15.3%
12/31/2015          1.41             0             0         0.00%         -7.0%
12/31/2014          1.51             0             0         0.00%         11.0%
12/31/2013          1.36             0             0         0.00%         35.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               FIDELITY ADVISOR VALUE FUND A CLASS - 315916767

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         1,842  $         1,740               72
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         1,842
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         1,842            1,096  $         1.68
Band 100                                         --               --            1.72
Band 75                                          --               --            1.77
Band 50                                          --               --            1.81
Band 25                                          --               --            1.86
Band 0                                           --               --            1.91
                                    ---------------  ---------------
 Total                              $         1,842            1,096
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $              15
Mortality & expense charges                                                                 (13)
                                                                              ------------------
Net investment income (loss)                                                                  2
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      2
Realized gain distributions                                                                  42
Net change in unrealized appreciation (depreciation)                                         87
                                                                              ------------------
Net gain (loss)                                                                             131
                                                                              ------------------

Increase (decrease) in net assets from operations                             $             133
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              2   $              1
Net realized gain (loss)                                                2                 --
Realized gain distributions                                            42                 --
Net change in unrealized appreciation (depreciation)                   87                 15
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                     133                 16
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                            1,428                265
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                 1,428                265
                                                         ----------------   ----------------
Net increase (decrease)                                             1,561                281
Net assets, beginning                                                 281                 --
                                                         ----------------   ----------------
Net assets, ending                                       $          1,842   $            281
                                                         ================   ================

Units sold                                                            906                190
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                               906                190
Units outstanding, beginning                                          190                 --
                                                         ----------------   ----------------
Units outstanding, ending                                           1,096                190
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $          7,250
Cost of units redeemed/account charges                                                 (7,012)
Net investment income (loss)                                                             (109)
Net realized gain (loss)                                                                1,556
Realized gain distributions                                                                55
Net change in unrealized appreciation (depreciation)                                      102
                                                                             -----------------
Net assets                                                                   $          1,842
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.68             1   $         2         1.25%         13.6%
12/31/2016          1.48             0             0         1.25%         14.2%
12/31/2015          1.30             0             0         1.25%         -7.9%
12/31/2014          1.41             3             4         1.25%          9.9%
12/31/2013          1.28             4             5         1.25%         34.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.72             0   $         0         1.00%         13.9%
12/31/2016          1.51             0             0         1.00%         14.4%
12/31/2015          1.32             0             0         1.00%         -7.7%
12/31/2014          1.43             0             0         1.00%         10.2%
12/31/2013          1.30             0             0         1.00%         35.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77             0   $         0         0.75%         14.1%
12/31/2016          1.55             0             0         0.75%         14.7%
12/31/2015          1.35             0             0         0.75%         -7.5%
12/31/2014          1.46             0             0         0.75%         10.4%
12/31/2013          1.32             0             0         0.75%         35.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.81             0   $         0         0.50%         14.4%
12/31/2016          1.59             0             0         0.50%         15.0%
12/31/2015          1.38             0             0         0.50%         -7.2%
12/31/2014          1.49             0             0         0.50%         10.7%
12/31/2013          1.34             0             0         0.50%         35.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.86             0   $         0         0.25%         14.7%
12/31/2016          1.62             0             0         0.25%         15.3%
12/31/2015          1.41             0             0         0.25%         -7.0%
12/31/2014          1.51             0             0         0.25%         11.0%
12/31/2013          1.36             0             0         0.25%         36.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91             0   $         0         0.00%         15.0%
12/31/2016          1.66             0             0         0.00%         15.6%
12/31/2015          1.44             0             0         0.00%         -6.8%
12/31/2014          1.54             0             0         0.00%         11.3%
12/31/2013          1.38             0             0         0.00%         36.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        0.7%
    2015        0.0%
    2014        0.2%
    2013        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       FIDELITY VIP ASSET MANAGER PORTFOLIO INITIAL CLASS - 922175203

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     22,019,369  $    21,713,573        1,445,917
                                                       ===============  ===============
Receivables: investments sold                   1,956
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     22,021,325
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   22,021,325        6,048,970  $         3.64
Band 100                                        --               --            3.77
Band 75                                         --               --            3.91
Band 50                                         --               --            4.05
Band 25                                         --               --            4.20
Band 0                                          --               --            4.96
                                    --------------  ---------------
 Total                              $   22,021,325        6,048,970
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $        415,507
Mortality & expense charges                                                          (293,804)
                                                                             -----------------
Net investment income (loss)                                                          121,703
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (45,426)
Realized gain distributions                                                         2,763,385
Net change in unrealized appreciation (depreciation)                                    1,676
                                                                             -----------------
Net gain (loss)                                                                     2,719,635
                                                                             -----------------

Increase (decrease) in net assets from operations                            $      2,841,338
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        121,703   $         45,734
Net realized gain (loss)                                          (45,426)           124,902
Realized gain distributions                                     2,763,385          1,136,736
Net change in unrealized appreciation (depreciation)                1,676           (877,599)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,841,338            429,773
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,819,886          1,737,876
Cost of units redeemed                                         (8,563,055)        (4,541,103)
Account charges                                                    (9,448)            (6,433)
                                                         -----------------  -----------------
Increase (decrease)                                            (5,752,617)        (2,809,660)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,911,279)        (2,379,887)
Net assets, beginning                                          24,932,604         27,312,491
                                                         -----------------  -----------------
Net assets, ending                                       $     22,021,325   $     24,932,604
                                                         =================  =================

Units sold                                                      1,225,250            556,624
Units redeemed                                                 (2,894,100)        (1,444,980)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,668,850)          (888,356)
Units outstanding, beginning                                    7,717,820          8,606,176
                                                         -----------------  -----------------
Units outstanding, ending                                       6,048,970          7,717,820
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     248,600,298
Cost of units redeemed/account charges                                           (280,369,436)
Net investment income (loss)                                                       40,231,505
Net realized gain (loss)                                                           (3,354,739)
Realized gain distributions                                                        16,607,901
Net change in unrealized appreciation (depreciation)                                  305,796
                                                                            ------------------
Net assets                                                                  $      22,021,325
                                                                            ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.64         6,049   $    22,021         1.25%         12.7%
12/31/2016          3.23         7,718        24,933         1.25%          1.8%
12/31/2015          3.17         8,606        27,312         1.25%         -1.1%
12/31/2014          3.21         9,481        30,424         1.25%          4.5%
12/31/2013          3.07        10,911        33,500         1.25%         14.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.77             0   $         0         1.00%         13.0%
12/31/2016          3.34             0             0         1.00%          2.0%
12/31/2015          3.27             0             0         1.00%         -0.9%
12/31/2014          3.30             0             0         1.00%          4.8%
12/31/2013          3.15             0             0         1.00%         14.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.91             0   $         0         0.75%         13.3%
12/31/2016          3.45             0             0         0.75%          2.3%
12/31/2015          3.37             0             0         0.75%         -0.6%
12/31/2014          3.39             0             0         0.75%          5.0%
12/31/2013          3.23             0             0         0.75%         14.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.05             0   $         0         0.50%         13.5%
12/31/2016          3.57             0             0         0.50%          2.6%
12/31/2015          3.48             0             0         0.50%         -0.4%
12/31/2014          3.49             0             0         0.50%          5.3%
12/31/2013          3.32             0             0         0.50%         15.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.20             0   $         0         0.25%         13.8%
12/31/2016          3.69             0             0         0.25%          2.8%
12/31/2015          3.59             0             0         0.25%         -0.1%
12/31/2014          3.59             0             0         0.25%          5.6%
12/31/2013          3.40             0             0         0.25%         15.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.96             0   $         0         0.00%         14.1%
12/31/2016          4.34             0             0         0.00%          3.1%
12/31/2015          4.21             0             0         0.00%          0.1%
12/31/2014          4.21             0             0         0.00%          5.8%
12/31/2013          3.98             0             0         0.00%         15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        1.4%
    2015        1.6%
    2014        1.4%
    2013        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         FIDELITY VIP CONTRAFUND PORTFOLIO INITIAL CLASS - 922175500

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $   112,476,003   $   86,076,159        2,964,154
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (15,968)
                                     ----------------
Net assets                           $   112,460,035
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $   107,708,973      13,466,325  $         8.00
Band 100                                        --              --            8.29
Band 75                                         --              --            8.59
Band 50                                         --              --            8.90
Band 25                                         --              --            9.22
Band 0                                   4,751,062         447,009           10.63
                                   ---------------  --------------
 Total                             $   112,460,035      13,913,334
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $      1,158,763
Mortality & expense charges                                                       (1,433,194)
                                                                            -----------------
Net investment income (loss)                                                        (274,431)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           7,692,895
Realized gain distributions                                                        6,278,854
Net change in unrealized appreciation (depreciation)                               8,444,377
                                                                            -----------------
Net gain (loss)                                                                   22,416,126
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     22,141,695
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (274,431)  $       (622,972)
Net realized gain (loss)                                        7,692,895          4,153,360
Realized gain distributions                                     6,278,854         10,717,350
Net change in unrealized appreciation (depreciation)            8,444,377         (6,243,945)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              22,141,695          8,003,793
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       11,571,522         15,916,774
Cost of units redeemed                                        (41,061,918)       (40,644,090)
Account charges                                                   (47,375)           (30,544)
                                                         -----------------  -----------------
Increase (decrease)                                           (29,537,771)       (24,757,860)
                                                         -----------------  -----------------
Net increase (decrease)                                        (7,396,076)       (16,754,067)
Net assets, beginning                                         119,856,111        136,610,178
                                                         -----------------  -----------------
Net assets, ending                                       $    112,460,035   $    119,856,111
                                                         =================  =================

Units sold                                                      1,500,514          3,093,923
Units redeemed                                                 (5,592,526)        (6,982,805)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,092,012)        (3,888,882)
Units outstanding, beginning                                   18,005,346         21,894,228
                                                         -----------------  -----------------
Units outstanding, ending                                      13,913,334         18,005,346
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $    406,279,719
Cost of units redeemed/account charges                                         (443,740,722)
Net investment income (loss)                                                      4,031,675
Net realized gain (loss)                                                         37,257,371
Realized gain distributions                                                      82,232,148
Net change in unrealized appreciation (depreciation)                             26,399,844
                                                                           -----------------
Net assets                                                                 $    112,460,035
                                                                           =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      8.00        13,466   $   107,709         1.25%         20.4%
12/31/2016          6.65        17,904       118,972         1.25%          6.7%
12/31/2015          6.23        21,777       135,661         1.25%         -0.6%
12/31/2014          6.27        25,086       157,189         1.25%         10.6%
12/31/2013          5.67        27,915       158,220         1.25%         29.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      8.29             0   $         0         1.00%         20.7%
12/31/2016          6.87             0             0         1.00%          6.9%
12/31/2015          6.42             0             0         1.00%         -0.3%
12/31/2014          6.44             0             0         1.00%         10.8%
12/31/2013          5.81             0             0         1.00%         30.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      8.59             0   $         0         0.75%         21.0%
12/31/2016          7.10             0             0         0.75%          7.2%
12/31/2015          6.62             0             0         0.75%         -0.1%
12/31/2014          6.63             0             0         0.75%         11.1%
12/31/2013          5.97             0             0         0.75%         30.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      8.90             0   $         0         0.50%         21.3%
12/31/2016          7.34             0             0         0.50%          7.5%
12/31/2015          6.83             0             0         0.50%          0.2%
12/31/2014          6.82             0             0         0.50%         11.4%
12/31/2013          6.12             0             0         0.50%         30.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      9.22             0   $         0         0.25%         21.6%
12/31/2016          7.59             0             0         0.25%          7.7%
12/31/2015          7.04             0             0         0.25%          0.4%
12/31/2014          7.01             0             0         0.25%         11.7%
12/31/2013          6.28             0             0         0.25%         31.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $     10.63           447   $     4,751         0.00%         21.9%
12/31/2016          8.72           101           884         0.00%          8.0%
12/31/2015          8.07           118           949         0.00%          0.7%
12/31/2014          8.02            67           540         0.00%         11.9%
12/31/2013          7.16            47           340         0.00%         31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        0.7%
    2015        1.0%
    2014        0.9%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS - 922174305

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    12,817,384   $   11,750,953          535,881
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (15,164)
                                     ----------------
Net assets                           $    12,802,220
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   12,802,220        2,717,837  $         4.71
Band 100                                        --               --            4.88
Band 75                                         --               --            5.06
Band 50                                         --               --            5.24
Band 25                                         --               --            5.43
Band 0                                          --               --            6.26
                                    --------------  ---------------
 Total                              $   12,802,220        2,717,837
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        211,374
Mortality & expense charges                                                         (157,488)
                                                                            -----------------
Net investment income (loss)                                                          53,886
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              73,632
Realized gain distributions                                                          263,033
Net change in unrealized appreciation (depreciation)                                 989,126
                                                                            -----------------
Net gain (loss)                                                                    1,325,791
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      1,379,677
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         53,886   $        119,931
Net realized gain (loss)                                           73,632           (351,591)
Realized gain distributions                                       263,033            856,295
Net change in unrealized appreciation (depreciation)              989,126          1,281,305
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,379,677          1,905,940
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          848,768            850,825
Cost of units redeemed                                         (2,217,563)        (3,401,790)
Account charges                                                    (4,019)            (3,235)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,372,814)        (2,554,200)
                                                         -----------------  -----------------
Net increase (decrease)                                             6,863           (648,260)
Net assets, beginning                                          12,795,357         13,443,617
                                                         -----------------  -----------------
Net assets, ending                                       $     12,802,220   $     12,795,357
                                                         =================  =================

Units sold                                                        193,690            235,426
Units redeemed                                                   (504,513)          (915,695)
                                                         -----------------  -----------------
Net increase (decrease)                                          (310,823)          (680,269)
Units outstanding, beginning                                    3,028,660          3,708,929
                                                         -----------------  -----------------
Units outstanding, ending                                       2,717,837          3,028,660
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      88,186,527
Cost of units redeemed/account charges                                            (93,020,420)
Net investment income (loss)                                                        7,181,635
Net realized gain (loss)                                                           (2,333,159)
Realized gain distributions                                                        11,721,206
Net change in unrealized appreciation (depreciation)                                1,066,431
                                                                            ------------------
Net assets                                                                  $      12,802,220
                                                                            ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.71         2,718   $    12,802         1.25%         11.5%
12/31/2016          4.22         3,029        12,795         1.25%         16.6%
12/31/2015          3.62         3,709        13,444         1.25%         -5.2%
12/31/2014          3.82         4,066        15,539         1.25%          7.4%
12/31/2013          3.56         4,243        15,103         1.25%         26.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.88             0   $         0         1.00%         11.8%
12/31/2016          4.37             0             0         1.00%         16.8%
12/31/2015          3.74             0             0         1.00%         -4.9%
12/31/2014          3.93             0             0         1.00%          7.6%
12/31/2013          3.65             0             0         1.00%         26.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.06             0   $         0         0.75%         12.1%
12/31/2016          4.51             0             0         0.75%         17.1%
12/31/2015          3.85             0             0         0.75%         -4.7%
12/31/2014          4.04             0             0         0.75%          7.9%
12/31/2013          3.75             0             0         0.75%         27.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.24             0   $         0         0.50%         12.3%
12/31/2016          4.67             0             0         0.50%         17.4%
12/31/2015          3.97             0             0         0.50%         -4.4%
12/31/2014          4.16             0             0         0.50%          8.2%
12/31/2013          3.84             0             0         0.50%         27.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.43             0   $         0         0.25%         12.6%
12/31/2016          4.82             0             0         0.25%         17.7%
12/31/2015          4.10             0             0         0.25%         -4.2%
12/31/2014          4.28             0             0         0.25%          8.4%
12/31/2013          3.94             0             0         0.25%         27.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      6.26             0   $         0         0.00%         12.9%
12/31/2016          5.54             0             0         0.00%         18.0%
12/31/2015          4.70             0             0         0.00%         -4.0%
12/31/2014          4.89             0             0         0.00%          8.7%
12/31/2013          4.50             0             0         0.00%         28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.7%
    2016        2.1%
    2015        3.1%
    2014        2.8%
    2013        2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS - 922174404

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     47,305,741  $    26,683,065          638,909
                                                       ===============  ===============
Receivables: investments sold                   5,486
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     47,311,227
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   47,311,227        7,041,779  $         6.72
Band 100                                        --               --            6.96
Band 75                                         --               --            7.21
Band 50                                         --               --            7.48
Band 25                                         --               --            7.75
Band 0                                          --               --            9.15
                                    --------------  ---------------
 Total                              $   47,311,227        7,041,779
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        100,912
Mortality & expense charges                                                         (564,978)
                                                                            -----------------
Net investment income (loss)                                                        (464,066)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           3,795,658
Realized gain distributions                                                        3,412,261
Net change in unrealized appreciation (depreciation)                               6,212,680
                                                                            -----------------
Net gain (loss)                                                                   13,420,599
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     12,956,533
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (464,066)  $       (542,821)
Net realized gain (loss)                                        3,795,658          2,587,490
Realized gain distributions                                     3,412,261          4,467,227
Net change in unrealized appreciation (depreciation)            6,212,680         (6,866,471)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              12,956,533           (354,575)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,186,038          2,888,252
Cost of units redeemed                                        (11,582,174)        (8,606,239)
Account charges                                                   (18,089)           (12,345)
                                                         -----------------  -----------------
Increase (decrease)                                            (8,414,225)        (5,730,332)
                                                         -----------------  -----------------
Net increase (decrease)                                         4,542,308         (6,084,907)
Net assets, beginning                                          42,768,919         48,853,826
                                                         -----------------  -----------------
Net assets, ending                                       $     47,311,227   $     42,768,919
                                                         =================  =================

Units sold                                                        558,981            627,074
Units redeemed                                                 (2,012,923)        (1,792,300)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,453,942)        (1,165,226)
Units outstanding, beginning                                    8,495,721          9,660,947
                                                         -----------------  -----------------
Units outstanding, ending                                       7,041,779          8,495,721
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    489,125,799
Cost of units redeemed/account charges                                          (508,593,526)
Net investment income (loss)                                                      21,435,009
Net realized gain (loss)                                                           4,667,712
Realized gain distributions                                                       20,053,557
Net change in unrealized appreciation (depreciation)                              20,622,676
                                                                            -----------------
Net assets                                                                  $     47,311,227
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      6.72         7,042   $    47,311         1.25%         33.5%
12/31/2016          5.03         8,496        42,769         1.25%         -0.4%
12/31/2015          5.06         9,661        48,854         1.25%          5.8%
12/31/2014          4.78        10,316        49,286         1.25%          9.9%
12/31/2013          4.35        11,460        49,813         1.25%         34.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      6.96             0   $         0         1.00%         33.8%
12/31/2016          5.20             0             0         1.00%         -0.2%
12/31/2015          5.21             0             0         1.00%          6.1%
12/31/2014          4.91             0             0         1.00%         10.2%
12/31/2013          4.46             0             0         1.00%         35.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      7.21             0   $         0         0.75%         34.1%
12/31/2016          5.38             0             0         0.75%          0.0%
12/31/2015          5.38             0             0         0.75%          6.4%
12/31/2014          5.05             0             0         0.75%         10.5%
12/31/2013          4.58             0             0         0.75%         35.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      7.48             0   $         0         0.50%         34.5%
12/31/2016          5.56             0             0         0.50%          0.3%
12/31/2015          5.54             0             0         0.50%          6.6%
12/31/2014          5.20             0             0         0.50%         10.7%
12/31/2013          4.69             0             0         0.50%         35.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      7.75             0   $         0         0.25%         34.8%
12/31/2016          5.75             0             0         0.25%          0.5%
12/31/2015          5.72             0             0         0.25%          6.9%
12/31/2014          5.35             0             0         0.25%         11.0%
12/31/2013          4.82             0             0         0.25%         36.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      9.15             0   $         0         0.00%         35.1%
12/31/2016          6.77             0             0         0.00%          0.8%
12/31/2015          6.71             0             0         0.00%          7.2%
12/31/2014          6.26             0             0         0.00%         11.3%
12/31/2013          5.63             0             0         0.00%         36.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        0.0%
    2015        0.3%
    2014        0.2%
    2013        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS - 922174206

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      4,909,807  $     4,914,046          901,118
                                                       ===============  ===============
Receivables: investments sold                   1,288
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      4,911,095
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,911,095       1,691,348  $          2.90
Band 100                                         --              --             3.01
Band 75                                          --              --             3.12
Band 50                                          --              --             3.23
Band 25                                          --              --             3.35
Band 0                                           --              --             3.95
                                    ---------------  --------------
 Total                              $     4,911,095       1,691,348
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        264,404
Mortality & expense charges                                                          (65,671)
                                                                            -----------------
Net investment income (loss)                                                         198,733
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              13,507
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  83,377
                                                                            -----------------
Net gain (loss)                                                                       96,884
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        295,617
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        198,733   $        218,342
Net realized gain (loss)                                           13,507           (287,540)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               83,377            739,440
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 295,617            670,242
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          373,076            897,568
Cost of units redeemed                                         (1,327,317)        (2,381,646)
Account charges                                                    (5,628)            (2,106)
                                                         -----------------  -----------------
Increase (decrease)                                              (959,869)        (1,486,184)
                                                         -----------------  -----------------
Net increase (decrease)                                          (664,252)          (815,942)
Net assets, beginning                                           5,575,347          6,391,289
                                                         -----------------  -----------------
Net assets, ending                                       $      4,911,095   $      5,575,347
                                                         =================  =================

Units sold                                                        138,610            368,161
Units redeemed                                                   (475,083)          (971,514)
                                                         -----------------  -----------------
Net increase (decrease)                                          (336,473)          (603,353)
Units outstanding, beginning                                    2,027,821          2,631,174
                                                         -----------------  -----------------
Units outstanding, ending                                       1,691,348          2,027,821
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    118,369,947
Cost of units redeemed/account charges                                          (124,961,076)
Net investment income (loss)                                                      22,239,326
Net realized gain (loss)                                                         (10,732,863)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  (4,239)
                                                                            -----------------
Net assets                                                                  $      4,911,095
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.90         1,691   $     4,911         1.25%          5.6%
12/31/2016          2.75         2,028         5,575         1.25%         13.2%
12/31/2015          2.43         2,631         6,391         1.25%         -4.8%
12/31/2014          2.55         3,001         7,659         1.25%         -0.1%
12/31/2013          2.55         4,612        11,783         1.25%          4.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.01             0   $         0         1.00%          5.9%
12/31/2016          2.84             0             0         1.00%         13.5%
12/31/2015          2.50             0             0         1.00%         -4.6%
12/31/2014          2.62             0             0         1.00%          0.1%
12/31/2013          2.62             0             0         1.00%          4.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.12             0   $         0         0.75%          6.1%
12/31/2016          2.94             0             0         0.75%         13.8%
12/31/2015          2.58             0             0         0.75%         -4.3%
12/31/2014          2.70             0             0         0.75%          0.4%
12/31/2013          2.69             0             0         0.75%          5.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.23             0   $         0         0.50%          6.4%
12/31/2016          3.04             0             0         0.50%         14.0%
12/31/2015          2.66             0             0         0.50%         -4.1%
12/31/2014          2.78             0             0         0.50%          0.7%
12/31/2013          2.76             0             0         0.50%          5.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.35             0   $         0         0.25%          6.7%
12/31/2016          3.14             0             0         0.25%         14.3%
12/31/2015          2.75             0             0         0.25%         -3.9%
12/31/2014          2.86             0             0         0.25%          0.9%
12/31/2013          2.83             0             0         0.25%          5.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.95             0   $         0         0.00%          6.9%
12/31/2016          3.70             0             0         0.00%         14.6%
12/31/2015          3.22             0             0         0.00%         -3.6%
12/31/2014          3.35             0             0         0.00%          1.2%
12/31/2013          3.31             0             0         0.00%          5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.0%
    2016        4.8%
    2015        6.4%
    2014        4.7%
    2013        5.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS - 922174503

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $    10,278,291   $     8,740,376          449,367
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,258)
                                     ----------------
Net assets                           $    10,277,033
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   10,268,206        3,185,952  $         3.22
Band 100                                        --               --            3.34
Band 75                                         --               --            3.46
Band 50                                         --               --            3.59
Band 25                                         --               --            3.72
Band 0                                       8,827            2,012            4.39
                                    --------------  ---------------
 Total                              $   10,277,033        3,187,964
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        137,180
Mortality & expense charges                                                         (122,022)
                                                                            -----------------
Net investment income (loss)                                                          15,158
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                             145,914
Realized gain distributions                                                            8,951
Net change in unrealized appreciation (depreciation)                               2,269,237
                                                                            -----------------
Net gain (loss)                                                                    2,424,102
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      2,439,260
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         15,158   $         14,187
Net realized gain (loss)                                          145,914            (61,638)
Realized gain distributions                                         8,951             15,911
Net change in unrealized appreciation (depreciation)            2,269,237           (621,059)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,439,260           (652,599)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          871,630          1,037,367
Cost of units redeemed                                         (2,038,230)        (2,030,759)
Account charges                                                    (4,994)            (3,715)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,171,594)          (997,107)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,267,666         (1,649,706)
Net assets, beginning                                           9,009,367         10,659,073
                                                         -----------------  -----------------
Net assets, ending                                       $     10,277,033   $      9,009,367
                                                         =================  =================

Units sold                                                        304,107            410,427
Units redeemed                                                   (712,288)          (803,567)
                                                         -----------------  -----------------
Net increase (decrease)                                          (408,181)          (393,140)
Units outstanding, beginning                                    3,596,145          3,989,285
                                                         -----------------  -----------------
Units outstanding, ending                                       3,187,964          3,596,145
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    450,210,428
Cost of units redeemed/account charges                                          (460,281,226)
Net investment income (loss)                                                       5,801,684
Net realized gain (loss)                                                           5,986,195
Realized gain distributions                                                        7,022,037
Net change in unrealized appreciation (depreciation)                               1,537,915
                                                                            -----------------
Net assets                                                                  $     10,277,033
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.22         3,186   $    10,268         1.25%         28.7%
12/31/2016          2.50         3,594         9,003         1.25%         -6.2%
12/31/2015          2.67         3,987        10,652         1.25%          2.3%
12/31/2014          2.61         4,140        10,809         1.25%         -9.2%
12/31/2013          2.88         4,719        13,571         1.25%         28.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.34             0   $         0         1.00%         29.0%
12/31/2016          2.59             0             0         1.00%         -6.0%
12/31/2015          2.75             0             0         1.00%          2.6%
12/31/2014          2.68             0             0         1.00%         -9.0%
12/31/2013          2.95             0             0         1.00%         29.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.46             0   $         0         0.75%         29.3%
12/31/2016          2.68             0             0         0.75%         -5.8%
12/31/2015          2.84             0             0         0.75%          2.9%
12/31/2014          2.76             0             0         0.75%         -8.8%
12/31/2013          3.03             0             0         0.75%         29.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.59             0   $         0         0.50%         29.6%
12/31/2016          2.77             0             0         0.50%         -5.5%
12/31/2015          2.93             0             0         0.50%          3.1%
12/31/2014          2.84             0             0         0.50%         -8.5%
12/31/2013          3.11             0             0         0.50%         29.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.72             0   $         0         0.25%         30.0%
12/31/2016          2.86             0             0         0.25%         -5.3%
12/31/2015          3.02             0             0         0.25%          3.4%
12/31/2014          2.92             0             0         0.25%         -8.3%
12/31/2013          3.19             0             0         0.25%         30.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.39             2   $         9         0.00%         30.3%
12/31/2016          3.37             2             7         0.00%         -5.1%
12/31/2015          3.55             2             7         0.00%          3.6%
12/31/2014          3.42             2             7         0.00%         -8.1%
12/31/2013          3.72             0             0         0.00%         30.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        1.4%
    2015        1.4%
    2014        1.3%
    2013        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          FIDELITY ADVISOR FREEDOM INCOME FUND I CLASS - 315792606

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         35,914  $        35,481            3,228
                                                       ===============  ===============
Receivables: investments sold                      16
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         35,930
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       35,930          33,587  $          1.07
Band 100                                        --              --             1.08
Band 75                                         --              --             1.08
Band 50                                         --              --             1.09
Band 25                                         --              --             1.10
Band 0                                          --              --             1.11
                                    --------------  --------------
 Total                              $       35,930          33,587
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            765
Mortality & expense charges                                                              (726)
                                                                             -----------------
Net investment income (loss)                                                               39
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,974
Realized gain distributions                                                               946
Net change in unrealized appreciation (depreciation)                                    1,076
                                                                             -----------------
Net gain (loss)                                                                         4,996
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          5,035
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             39   $            754
Net realized gain (loss)                                            2,974               (336)
Realized gain distributions                                           946              2,365
Net change in unrealized appreciation (depreciation)                1,076              3,635
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   5,035              6,418
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           25,127             13,717
Cost of units redeemed                                           (165,760)           (23,858)
Account charges                                                        (3)                (4)
                                                         -----------------  -----------------
Increase (decrease)                                              (140,636)           (10,145)
                                                         -----------------  -----------------
Net increase (decrease)                                          (135,601)            (3,727)
Net assets, beginning                                             171,531            175,258
                                                         -----------------  -----------------
Net assets, ending                                       $         35,930   $        171,531
                                                         =================  =================

Units sold                                                         24,250             13,847
Units redeemed                                                   (161,755)           (24,369)
                                                         -----------------  -----------------
Net increase (decrease)                                          (137,505)           (10,522)
Units outstanding, beginning                                      171,092            181,614
                                                         -----------------  -----------------
Units outstanding, ending                                          33,587            171,092
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        216,392
Cost of units redeemed/account charges                                               (189,625)
Net investment income (loss)                                                            1,532
Net realized gain (loss)                                                                2,637
Realized gain distributions                                                             4,561
Net change in unrealized appreciation (depreciation)                                      433
                                                                             -----------------
Net assets                                                                   $         35,930
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07            34   $        36         1.25%          6.7%
12/31/2016          1.00           171           172         1.25%          3.9%
12/31/2015          0.97           182           175         1.25%         -3.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         1.00%          7.0%
12/31/2016          1.01             0             0         1.00%          4.2%
12/31/2015          0.97             0             0         1.00%         -3.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.75%          7.2%
12/31/2016          1.01             0             0         0.75%          4.4%
12/31/2015          0.97             0             0         0.75%         -3.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.50%          7.5%
12/31/2016          1.01             0             0         0.50%          4.7%
12/31/2015          0.97             0             0         0.50%         -3.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.25%          7.8%
12/31/2016          1.02             0             0         0.25%          4.9%
12/31/2015          0.97             0             0         0.25%         -2.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.00%          8.0%
12/31/2016          1.02             0             0         0.00%          5.2%
12/31/2015          0.97             0             0         0.00%         -2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        1.7%
    2015        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2010 FUND I CLASS - 315792861

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        63,799   $        63,617            4,872
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,702)
                                     ----------------
Net assets                           $        61,097
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       61,097          55,236  $          1.11
Band 100                                        --              --             1.11
Band 75                                         --              --             1.12
Band 50                                         --              --             1.13
Band 25                                         --              --             1.14
Band 0                                          --              --             1.14
                                    --------------  --------------
 Total                              $       61,097          55,236
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,452
Mortality & expense charges                                                            (1,353)
                                                                             -----------------
Net investment income (loss)                                                               99
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,608
Realized gain distributions                                                             5,474
Net change in unrealized appreciation (depreciation)                                      777
                                                                             -----------------
Net gain (loss)                                                                        11,859
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         11,958
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $             99   $            288
Net realized gain (loss)                                             5,608             (1,123)
Realized gain distributions                                          5,474              2,908
Net change in unrealized appreciation (depreciation)                   777              4,278
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   11,958              6,351
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           149,707             98,149
Cost of units redeemed                                            (186,968)          (114,196)
Account charges                                                       (120)              (114)
                                                          -----------------  -----------------
Increase (decrease)                                                (37,381)           (16,161)
                                                          -----------------  -----------------
Net increase (decrease)                                            (25,423)            (9,810)
Net assets, beginning                                               86,520             96,330
                                                          -----------------  -----------------
Net assets, ending                                        $         61,097   $         86,520
                                                          =================  =================

Units sold                                                         143,886            101,249
Units redeemed                                                    (175,362)          (115,924)
                                                          -----------------  -----------------
Net increase (decrease)                                            (31,476)           (14,675)
Units outstanding, beginning                                        86,712            101,387
                                                          -----------------  -----------------
Units outstanding, ending                                           55,236             86,712
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        356,734
Cost of units redeemed/account charges                                               (312,122)
Net investment income (loss)                                                            1,824
Net realized gain (loss)                                                                4,430
Realized gain distributions                                                            10,049
Net change in unrealized appreciation (depreciation)                                      182
                                                                             -----------------
Net assets                                                                   $         61,097
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11            55   $        61         1.25%         10.9%
12/31/2016          1.00            87            87         1.25%          5.0%
12/31/2015          0.95           101            96         1.25%         -5.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%         11.1%
12/31/2016          1.00             0             0         1.00%          5.3%
12/31/2015          0.95             0             0         1.00%         -4.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.75%         11.4%
12/31/2016          1.01             0             0         0.75%          5.5%
12/31/2015          0.95             0             0         0.75%         -4.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.50%         11.7%
12/31/2016          1.01             0             0         0.50%          5.8%
12/31/2015          0.95             0             0         0.50%         -4.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.25%         12.0%
12/31/2016          1.01             0             0         0.25%          6.1%
12/31/2015          0.96             0             0         0.25%         -4.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.00%         12.2%
12/31/2016          1.02             0             0         0.00%          6.3%
12/31/2015          0.96             0             0         0.00%         -4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.0%
    2016        1.8%
    2015        3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2015 FUND I CLASS - 315792549

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       349,515   $       341,334           27,172
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (3,066)
                                     ----------------
Net assets                           $       346,449
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       346,449         308,491  $         1.12
Band 100                                        --              --            1.13
Band 75                                         --              --            1.14
Band 50                                         --              --            1.15
Band 25                                         --              --            1.15
Band 0                                          --              --            1.16
                                   ---------------  --------------
 Total                             $       346,449         308,491
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          5,421
Mortality & expense charges                                                            (3,571)
                                                                             -----------------
Net investment income (loss)                                                            1,850
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  992
Realized gain distributions                                                            17,484
Net change in unrealized appreciation (depreciation)                                   12,706
                                                                             -----------------
Net gain (loss)                                                                        31,182
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         33,032
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,850   $            716
Net realized gain (loss)                                              992             (7,232)
Realized gain distributions                                        17,484              6,419
Net change in unrealized appreciation (depreciation)               12,706             12,586
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  33,032             12,489
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          130,618             43,868
Cost of units redeemed                                            (25,195)          (178,515)
Account charges                                                      (151)              (150)
                                                         -----------------  -----------------
Increase (decrease)                                               105,272           (134,797)
                                                         -----------------  -----------------
Net increase (decrease)                                           138,304           (122,308)
Net assets, beginning                                             208,145            330,453
                                                         -----------------  -----------------
Net assets, ending                                       $        346,449   $        208,145
                                                         =================  =================

Units sold                                                        123,135             45,451
Units redeemed                                                    (23,302)          (186,638)
                                                         -----------------  -----------------
Net increase (decrease)                                            99,833           (141,187)
Units outstanding, beginning                                      208,658            349,845
                                                         -----------------  -----------------
Units outstanding, ending                                         308,491            208,658
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        512,228
Cost of units redeemed/account charges                                                (204,598)
Net investment income (loss)                                                             7,450
Net realized gain (loss)                                                                (6,247)
Realized gain distributions                                                             29,435
Net change in unrealized appreciation (depreciation)                                     8,181
                                                                              -----------------
Net assets                                                                    $        346,449
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12           308   $       346         1.25%         12.6%
12/31/2016          1.00           209           208         1.25%          5.6%
12/31/2015          0.94           350           330         1.25%         -5.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         1.00%         12.9%
12/31/2016          1.00             0             0         1.00%          5.9%
12/31/2015          0.95             0             0         1.00%         -5.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.75%         13.1%
12/31/2016          1.01             0             0         0.75%          6.1%
12/31/2015          0.95             0             0         0.75%         -5.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.50%         13.4%
12/31/2016          1.01             0             0         0.50%          6.4%
12/31/2015          0.95             0             0         0.50%         -5.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.25%         13.7%
12/31/2016          1.01             0             0         0.25%          6.7%
12/31/2015          0.95             0             0         0.25%         -5.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.00%         14.0%
12/31/2016          1.02             0             0         0.00%          6.9%
12/31/2015          0.95             0             0         0.00%         -4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.0%
    2016        1.4%
    2015        3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2020 FUND I CLASS - 315792812

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,328,882   $     1,308,338           95,550
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,689)
                                     ----------------
Net assets                           $     1,327,193
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,327,193       1,169,564  $          1.13
Band 100                                         --              --             1.14
Band 75                                          --              --             1.15
Band 50                                          --              --             1.16
Band 25                                          --              --             1.16
Band 0                                           --              --             1.17
                                    ---------------  --------------
 Total                              $     1,327,193       1,169,564
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         20,758
Mortality & expense charges                                                          (14,724)
                                                                            -----------------
Net investment income (loss)                                                           6,034
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              52,790
Realized gain distributions                                                           58,996
Net change in unrealized appreciation (depreciation)                                  29,869
                                                                            -----------------
Net gain (loss)                                                                      141,655
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        147,689
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,034   $          2,512
Net realized gain (loss)                                           52,790            (10,957)
Realized gain distributions                                        58,996             23,293
Net change in unrealized appreciation (depreciation)               29,869             32,851
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 147,689             47,699
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,117,355            220,349
Cost of units redeemed                                           (676,418)          (359,448)
Account charges                                                    (2,195)            (2,035)
                                                         -----------------  -----------------
Increase (decrease)                                               438,742           (141,134)
                                                         -----------------  -----------------
Net increase (decrease)                                           586,431            (93,435)
Net assets, beginning                                             740,762            834,197
                                                         -----------------  -----------------
Net assets, ending                                       $      1,327,193   $        740,762
                                                         =================  =================

Units sold                                                      1,041,156            230,105
Units redeemed                                                   (614,621)          (373,179)
                                                         -----------------  -----------------
Net increase (decrease)                                           426,535           (143,074)
Units outstanding, beginning                                      743,029            886,103
                                                         -----------------  -----------------
Units outstanding, ending                                       1,169,564            743,029
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,250,133
Cost of units redeemed/account charges                                            (1,099,681)
Net investment income (loss)                                                          20,936
Net realized gain (loss)                                                              41,300
Realized gain distributions                                                           93,961
Net change in unrealized appreciation (depreciation)                                  20,544
                                                                            -----------------
Net assets                                                                  $      1,327,193
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13         1,170   $     1,327         1.25%         13.8%
12/31/2016          1.00           743           741         1.25%          5.9%
12/31/2015          0.94           886           834         1.25%         -5.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         1.00%         14.1%
12/31/2016          1.00             0             0         1.00%          6.2%
12/31/2015          0.94             0             0         1.00%         -5.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.75%         14.4%
12/31/2016          1.01             0             0         0.75%          6.4%
12/31/2015          0.94             0             0         0.75%         -5.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.50%         14.7%
12/31/2016          1.01             0             0         0.50%          6.7%
12/31/2015          0.95             0             0         0.50%         -5.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.25%         15.0%
12/31/2016          1.01             0             0         0.25%          7.0%
12/31/2015          0.95             0             0         0.25%         -5.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.00%         15.3%
12/31/2016          1.02             0             0         0.00%          7.2%
12/31/2015          0.95             0             0         0.00%         -5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.0%
    2016        1.7%
    2015        3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2025 FUND I CLASS - 315792481

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,507,591   $    1,439,178          107,477
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (10,436)
                                     ----------------
Net assets                           $     1,497,155
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,497,155       1,310,561  $          1.14
Band 100                                         --              --             1.15
Band 75                                          --              --             1.16
Band 50                                          --              --             1.16
Band 25                                          --              --             1.17
Band 0                                           --              --             1.18
                                    ---------------  --------------
 Total                              $     1,497,155       1,310,561
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         21,075
Mortality & expense charges                                                           (12,470)
                                                                             -----------------
Net investment income (loss)                                                            8,605
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,574
Realized gain distributions                                                            49,739
Net change in unrealized appreciation (depreciation)                                   74,652
                                                                             -----------------
Net gain (loss)                                                                       127,965
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        136,570
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          8,605   $          2,843
Net realized gain (loss)                                            3,574            (14,910)
Realized gain distributions                                        49,739             18,385
Net change in unrealized appreciation (depreciation)               74,652             27,274
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 136,570             33,592
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          794,062            248,607
Cost of units redeemed                                            (89,805)          (281,268)
Account charges                                                      (766)              (354)
                                                         -----------------  -----------------
Increase (decrease)                                               703,491            (33,015)
                                                         -----------------  -----------------
Net increase (decrease)                                           840,061                577
Net assets, beginning                                             657,094            656,517
                                                         -----------------  -----------------
Net assets, ending                                       $      1,497,155   $        657,094
                                                         =================  =================

Units sold                                                        733,089            259,019
Units redeemed                                                    (84,449)          (298,345)
                                                         -----------------  -----------------
Net increase (decrease)                                           648,640            (39,326)
Units outstanding, beginning                                      661,921            701,247
                                                         -----------------  -----------------
Units outstanding, ending                                       1,310,561            661,921
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,724,710
Cost of units redeemed/account charges                                               (382,224)
Net investment income (loss)                                                           20,714
Net realized gain (loss)                                                              (11,376)
Realized gain distributions                                                            76,918
Net change in unrealized appreciation (depreciation)                                   68,413
                                                                             -----------------
Net assets                                                                   $      1,497,155
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14         1,311  $      1,497         1.25%         15.1%
12/31/2016          0.99           662           657         1.25%          6.0%
12/31/2015          0.94           701           657         1.25%         -6.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         1.00%         15.4%
12/31/2016          1.00             0             0         1.00%          6.3%
12/31/2015          0.94             0             0         1.00%         -6.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         0.75%         15.7%
12/31/2016          1.00             0             0         0.75%          6.6%
12/31/2015          0.94             0             0         0.75%         -6.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         0.50%         15.9%
12/31/2016          1.00             0             0         0.50%          6.8%
12/31/2015          0.94             0             0         0.50%         -5.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0  $          0         0.25%         16.2%
12/31/2016          1.01             0             0         0.25%          7.1%
12/31/2015          0.94             0             0         0.25%         -5.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0  $          0         0.00%         16.5%
12/31/2016          1.01             0             0         0.00%          7.4%
12/31/2015          0.94             0             0         0.00%         -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.0%
    2016        1.6%
    2015        3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2030 FUND I CLASS - 315792754

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     2,244,992   $     2,147,053          148,449
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,926)
                                     ----------------
Net assets                           $     2,243,066
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,243,066       1,924,274  $          1.17
Band 100                                         --              --             1.17
Band 75                                          --              --             1.18
Band 50                                          --              --             1.19
Band 25                                          --              --             1.20
Band 0                                           --              --             1.20
                                    ---------------  --------------
 Total                              $     2,243,066       1,924,274
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         28,985
Mortality & expense charges                                                          (21,504)
                                                                            -----------------
Net investment income (loss)                                                           7,481
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              69,684
Realized gain distributions                                                           90,084
Net change in unrealized appreciation (depreciation)                                 106,426
                                                                            -----------------
Net gain (loss)                                                                      266,194
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        273,675
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          7,481   $          5,067
Net realized gain (loss)                                           69,684             (6,265)
Realized gain distributions                                        90,084             33,245
Net change in unrealized appreciation (depreciation)              106,426             39,271
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 273,675             71,318
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,550,507            393,250
Cost of units redeemed                                           (758,924)          (170,169)
Account charges                                                    (1,960)              (617)
                                                         -----------------  -----------------
Increase (decrease)                                               789,623            222,464
                                                         -----------------  -----------------
Net increase (decrease)                                         1,063,298            293,782
Net assets, beginning                                           1,179,768            885,986
                                                         -----------------  -----------------
Net assets, ending                                       $      2,243,066   $      1,179,768
                                                         =================  =================

Units sold                                                      1,415,641            415,455
Units redeemed                                                   (683,574)          (178,421)
                                                         -----------------  -----------------
Net increase (decrease)                                           732,067            237,034
Units outstanding, beginning                                    1,192,207            955,173
                                                         -----------------  -----------------
Units outstanding, ending                                       1,924,274          1,192,207
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,853,214
Cost of units redeemed/account charges                                              (931,813)
Net investment income (loss)                                                          24,606
Net realized gain (loss)                                                              63,402
Realized gain distributions                                                          135,718
Net change in unrealized appreciation (depreciation)                                  97,939
                                                                            -----------------
Net assets                                                                  $      2,243,066
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17         1,924  $      2,243         1.25%         17.8%
12/31/2016          0.99         1,192         1,180         1.25%          6.7%
12/31/2015          0.93           955           886         1.25%         -7.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0  $          0         1.00%         18.1%
12/31/2016          0.99             0             0         1.00%          6.9%
12/31/2015          0.93             0             0         1.00%         -7.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0  $          0         0.75%         18.4%
12/31/2016          1.00             0             0         0.75%          7.2%
12/31/2015          0.93             0             0         0.75%         -7.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0  $          0         0.50%         18.7%
12/31/2016          1.00             0             0         0.50%          7.5%
12/31/2015          0.93             0             0         0.50%         -6.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.25%         19.0%
12/31/2016          1.01             0             0         0.25%          7.8%
12/31/2015          0.93             0             0         0.25%         -6.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.00%         19.3%
12/31/2016          1.01             0             0         0.00%          8.0%
12/31/2015          0.93             0             0         0.00%         -6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.7%
    2016        1.7%
    2015        3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2035 FUND I CLASS - 315792432

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,175,289   $     1,076,883           79,291
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (977)
                                     ---------------
Net assets                           $    1,174,312
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,174,312         990,386  $          1.19
Band 100                                        --              --             1.19
Band 75                                         --              --             1.20
Band 50                                         --              --             1.21
Band 25                                         --              --             1.22
Band 0                                          --              --             1.22
                                    --------------  --------------
 Total                              $    1,174,312         990,386
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         13,233
Mortality & expense charges                                                          (11,397)
                                                                            -----------------
Net investment income (loss)                                                           1,836
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              13,159
Realized gain distributions                                                           44,725
Net change in unrealized appreciation (depreciation)                                 103,048
                                                                            -----------------
Net gain (loss)                                                                      160,932
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        162,768
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,836   $          1,924
Net realized gain (loss)                                           13,159             (9,998)
Realized gain distributions                                        44,725             19,150
Net change in unrealized appreciation (depreciation)              103,048             26,471
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 162,768             37,547
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          513,366            150,499
Cost of units redeemed                                           (139,596)          (122,985)
Account charges                                                      (870)              (420)
                                                         -----------------  -----------------
Increase (decrease)                                               372,900             27,094
                                                         -----------------  -----------------
Net increase (decrease)                                           535,668             64,641
Net assets, beginning                                             638,644            574,003
                                                         -----------------  -----------------
Net assets, ending                                       $      1,174,312   $        638,644
                                                         =================  =================

Units sold                                                        473,783            160,689
Units redeemed                                                   (129,677)          (136,009)
                                                         -----------------  -----------------
Net increase (decrease)                                           344,106             24,680
Units outstanding, beginning                                      646,280            621,600
                                                         -----------------  -----------------
Units outstanding, ending                                         990,386            646,280
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $      1,356,355
Cost of units redeemed/account charges                                                (362,959)
Net investment income (loss)                                                            11,123
Net realized gain (loss)                                                                    66
Realized gain distributions                                                             71,321
Net change in unrealized appreciation (depreciation)                                    98,406
                                                                              -----------------
Net assets                                                                    $      1,174,312
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19           990  $      1,174         1.25%         20.0%
12/31/2016          0.99           646           639         1.25%          7.0%
12/31/2015          0.92           622           574         1.25%         -7.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0  $          0         1.00%         20.3%
12/31/2016          0.99             0             0         1.00%          7.3%
12/31/2015          0.92             0             0         1.00%         -7.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.75%         20.6%
12/31/2016          1.00             0             0         0.75%          7.5%
12/31/2015          0.93             0             0         0.75%         -7.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0  $          0         0.50%         20.9%
12/31/2016          1.00             0             0         0.50%          7.8%
12/31/2015          0.93             0             0         0.50%         -7.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0  $          0         0.25%         21.2%
12/31/2016          1.00             0             0         0.25%          8.1%
12/31/2015          0.93             0             0         0.25%         -7.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0  $          0         0.00%         21.5%
12/31/2016          1.01             0             0         0.00%          8.4%
12/31/2015          0.93             0             0         0.00%         -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.5%
    2015        3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2040 FUND I CLASS - 315792697

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,165,514   $     1,075,110           73,402
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,815)
                                     ----------------
Net assets                           $     1,162,699
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,162,699         978,772  $          1.19
Band 100                                        --              --             1.20
Band 75                                         --              --             1.20
Band 50                                         --              --             1.21
Band 25                                         --              --             1.22
Band 0                                          --              --             1.23
                                    --------------  --------------
 Total                              $    1,162,699         978,772
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         13,132
Mortality & expense charges                                                          (13,788)
                                                                            -----------------
Net investment income (loss)                                                            (656)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              58,405
Realized gain distributions                                                           49,231
Net change in unrealized appreciation (depreciation)                                  89,088
                                                                            -----------------
Net gain (loss)                                                                      196,724
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        196,068
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (656)  $          3,596
Net realized gain (loss)                                           58,405             (7,255)
Realized gain distributions                                        49,231             27,103
Net change in unrealized appreciation (depreciation)               89,088             35,852
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 196,068             59,296
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          631,343            354,725
Cost of units redeemed                                           (586,574)          (122,370)
Account charges                                                    (1,006)              (570)
                                                         -----------------  -----------------
Increase (decrease)                                                43,763            231,785
                                                         -----------------  -----------------
Net increase (decrease)                                           239,831            291,081
Net assets, beginning                                             922,868            631,787
                                                         -----------------  -----------------
Net assets, ending                                       $      1,162,699   $        922,868
                                                         =================  =================

Units sold                                                        575,103            381,633
Units redeemed                                                   (529,684)          (132,183)
                                                         -----------------  -----------------
Net increase (decrease)                                            45,419            249,450
Units outstanding, beginning                                      933,353            683,903
                                                         -----------------  -----------------
Units outstanding, ending                                         978,772            933,353
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,693,320
Cost of units redeemed/account charges                                              (766,173)
Net investment income (loss)                                                          11,138
Net realized gain (loss)                                                              48,925
Realized gain distributions                                                           85,085
Net change in unrealized appreciation (depreciation)                                  90,404
                                                                            -----------------
Net assets                                                                  $      1,162,699
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19           979  $      1,163         1.25%         20.1%
12/31/2016          0.99           933           923         1.25%          7.0%
12/31/2015          0.92           684           632         1.25%         -7.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         1.00%         20.4%
12/31/2016          0.99             0             0         1.00%          7.3%
12/31/2015          0.93             0             0         1.00%         -7.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.75%         20.7%
12/31/2016          1.00             0             0         0.75%          7.6%
12/31/2015          0.93             0             0         0.75%         -7.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0  $          0         0.50%         21.0%
12/31/2016          1.00             0             0         0.50%          7.8%
12/31/2015          0.93             0             0         0.50%         -7.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0  $          0         0.25%         21.3%
12/31/2016          1.00             0             0         0.25%          8.1%
12/31/2015          0.93             0             0         0.25%         -7.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0  $          0         0.00%         21.6%
12/31/2016          1.01             0             0         0.00%          8.4%
12/31/2015          0.93             0             0         0.00%         -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.7%
    2015        3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2045 FUND I CLASS - 315792358

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       904,288   $       819,337           72,952
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,778)
                                     ----------------
Net assets                           $       899,510
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       899,510         757,383  $         1.19
Band 100                                        --              --            1.20
Band 75                                         --              --            1.20
Band 50                                         --              --            1.21
Band 25                                         --              --            1.22
Band 0                                          --              --            1.23
                                   ---------------  --------------
 Total                             $       899,510         757,383
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         10,149
Mortality & expense charges                                                           (9,993)
                                                                            -----------------
Net investment income (loss)                                                             156
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              23,697
Realized gain distributions                                                           31,976
Net change in unrealized appreciation (depreciation)                                  90,770
                                                                            -----------------
Net gain (loss)                                                                      146,443
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        146,599
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            156   $          1,882
Net realized gain (loss)                                           23,697             (3,479)
Realized gain distributions                                        31,976             19,218
Net change in unrealized appreciation (depreciation)               90,770             23,908
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 146,599             41,529
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          367,387            119,889
Cost of units redeemed                                           (259,577)           (67,047)
Account charges                                                    (1,005)              (786)
                                                         -----------------  -----------------
Increase (decrease)                                               106,805             52,056
                                                         -----------------  -----------------
Net increase (decrease)                                           253,404             93,585
Net assets, beginning                                             646,106            552,521
                                                         -----------------  -----------------
Net assets, ending                                       $        899,510   $        646,106
                                                         =================  =================

Units sold                                                        341,029            128,284
Units redeemed                                                   (237,292)           (72,831)
                                                         -----------------  -----------------
Net increase (decrease)                                           103,737             55,453
Units outstanding, beginning                                      653,646            598,193
                                                         -----------------  -----------------
Units outstanding, ending                                         757,383            653,646
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,058,168
Cost of units redeemed/account charges                                              (330,995)
Net investment income (loss)                                                           9,275
Net realized gain (loss)                                                              20,214
Realized gain distributions                                                           57,897
Net change in unrealized appreciation (depreciation)                                  84,951
                                                                            -----------------
Net assets                                                                  $        899,510
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19           757  $        900         1.25%         20.2%
12/31/2016          0.99           654           646         1.25%          7.0%
12/31/2015          0.92           598           553         1.25%         -7.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         1.00%         20.5%
12/31/2016          0.99             0             0         1.00%          7.3%
12/31/2015          0.93             0             0         1.00%         -7.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.75%         20.8%
12/31/2016          1.00             0             0         0.75%          7.6%
12/31/2015          0.93             0             0         0.75%         -7.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0  $          0         0.50%         21.1%
12/31/2016          1.00             0             0         0.50%          7.8%
12/31/2015          0.93             0             0         0.50%         -7.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0  $          0         0.25%         21.4%
12/31/2016          1.00             0             0         0.25%          8.1%
12/31/2015          0.93             0             0         0.25%         -7.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0  $          0         0.00%         21.7%
12/31/2016          1.01             0             0         0.00%          8.4%
12/31/2015          0.93             0             0         0.00%         -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.5%
    2015        3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2050 FUND I CLASS - 315792291

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,154,606  $      1,054,307           93,892
                                                      ================  ===============
Receivables: investments sold                    270
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,154,876
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,154,876         971,872  $          1.19
Band 100                                        --              --             1.20
Band 75                                         --              --             1.20
Band 50                                         --              --             1.21
Band 25                                         --              --             1.22
Band 0                                          --              --             1.23
                                    --------------  --------------
 Total                              $    1,154,876         971,872
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         12,826
Mortality & expense charges                                                          (12,912)
                                                                            -----------------
Net investment income (loss)                                                             (86)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              47,299
Realized gain distributions                                                           37,363
Net change in unrealized appreciation (depreciation)                                 100,701
                                                                            -----------------
Net gain (loss)                                                                      185,363
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        185,277
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (86)  $          3,458
Net realized gain (loss)                                           47,299             (1,911)
Realized gain distributions                                        37,363             21,957
Net change in unrealized appreciation (depreciation)              100,701             29,274
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 185,277             52,778
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          593,561            270,127
Cost of units redeemed                                           (480,045)           (37,892)
Account charges                                                      (663)              (512)
                                                         -----------------  -----------------
Increase (decrease)                                               112,853            231,723
                                                         -----------------  -----------------
Net increase (decrease)                                           298,130            284,501
Net assets, beginning                                             856,746            572,245
                                                         -----------------  -----------------
Net assets, ending                                       $      1,154,876   $        856,746
                                                         =================  =================

Units sold                                                        570,232            288,107
Units redeemed                                                   (464,572)           (41,290)
                                                         -----------------  -----------------
Net increase (decrease)                                           105,660            246,817
Units outstanding, beginning                                      866,212            619,395
                                                         -----------------  -----------------
Units outstanding, ending                                         971,872            866,212
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,462,930
Cost of units redeemed/account charges                                              (529,988)
Net investment income (loss)                                                          10,721
Net realized gain (loss)                                                              45,123
Realized gain distributions                                                           65,791
Net change in unrealized appreciation (depreciation)                                 100,299
                                                                            -----------------
Net assets                                                                  $      1,154,876
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19           972  $      1,155         1.25%         20.1%
12/31/2016          0.99           866           857         1.25%          7.1%
12/31/2015          0.92           619           572         1.25%         -7.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         1.00%         20.4%
12/31/2016          0.99             0             0         1.00%          7.3%
12/31/2015          0.93             0             0         1.00%         -7.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.75%         20.7%
12/31/2016          1.00             0             0         0.75%          7.6%
12/31/2015          0.93             0             0         0.75%         -7.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0  $          0         0.50%         21.0%
12/31/2016          1.00             0             0         0.50%          7.9%
12/31/2015          0.93             0             0         0.50%         -7.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0  $          0         0.25%         21.3%
12/31/2016          1.01             0             0         0.25%          8.1%
12/31/2015          0.93             0             0         0.25%         -7.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0  $          0         0.00%         21.6%
12/31/2016          1.01             0             0         0.00%          8.4%
12/31/2015          0.93             0             0         0.00%         -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.7%
    2015        2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2055 FUND I CLASS - 315793786

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        598,078  $       538,046           44,479
                                                       ===============  ===============
Receivables: investments sold                   1,504
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        599,582
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       599,582         504,540  $         1.19
Band 100                                        --              --            1.20
Band 75                                         --              --            1.20
Band 50                                         --              --            1.21
Band 25                                         --              --            1.22
Band 0                                          --              --            1.23
                                   ---------------  --------------
 Total                             $       599,582         504,540
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          6,698
Mortality & expense charges                                                            (5,547)
                                                                             -----------------
Net investment income (loss)                                                            1,151
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                8,600
Realized gain distributions                                                            12,643
Net change in unrealized appreciation (depreciation)                                   56,677
                                                                             -----------------
Net gain (loss)                                                                        77,920
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         79,071
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          1,151   $          1,094
Net realized gain (loss)                                             8,600             (2,325)
Realized gain distributions                                         12,643              7,659
Net change in unrealized appreciation (depreciation)                56,677             13,496
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   79,071             19,924
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           291,602            136,859
Cost of units redeemed                                             (85,220)           (54,629)
Account charges                                                       (377)              (111)
                                                          -----------------  -----------------
Increase (decrease)                                                206,005             82,119
                                                          -----------------  -----------------
Net increase (decrease)                                            285,076            102,043
Net assets, beginning                                              314,506            212,463
                                                          -----------------  -----------------
Net assets, ending                                        $        599,582   $        314,506
                                                          =================  =================

Units sold                                                         263,734            146,216
Units redeemed                                                     (77,057)           (58,272)
                                                          -----------------  -----------------
Net increase (decrease)                                            186,677             87,944
Units outstanding, beginning                                       317,863            229,919
                                                          -----------------  -----------------
Units outstanding, ending                                          504,540            317,863
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        650,693
Cost of units redeemed/account charges                                               (144,118)
Net investment income (loss)                                                            4,871
Net realized gain (loss)                                                                6,179
Realized gain distributions                                                            21,925
Net change in unrealized appreciation (depreciation)                                   60,032
                                                                             -----------------
Net assets                                                                   $        599,582
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19           505  $        600         1.25%         20.1%
12/31/2016          0.99           318           315         1.25%          7.1%
12/31/2015          0.92           230           212         1.25%         -7.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         1.00%         20.4%
12/31/2016          0.99             0             0         1.00%          7.3%
12/31/2015          0.93             0             0         1.00%         -7.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.75%         20.7%
12/31/2016          1.00             0             0         0.75%          7.6%
12/31/2015          0.93             0             0         0.75%         -7.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0  $          0         0.50%         21.0%
12/31/2016          1.00             0             0         0.50%          7.9%
12/31/2015          0.93             0             0         0.50%         -7.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0  $          0         0.25%         21.3%
12/31/2016          1.01             0             0         0.25%          8.1%
12/31/2015          0.93             0             0         0.25%         -7.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0  $          0         0.00%         21.6%
12/31/2016          1.01             0             0         0.00%          8.4%
12/31/2015          0.93             0             0         0.00%         -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.7%
    2015        2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2060 FUND I CLASS - 315793737

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        29,265  $        26,918             2,449
                                                       ===============   ===============
Receivables: investments sold                       7
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        29,272
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       29,272          24,647  $          1.19
Band 100                                        --              --             1.20
Band 75                                         --              --             1.20
Band 50                                         --              --             1.21
Band 25                                         --              --             1.22
Band 0                                          --              --             1.23
                                    --------------  --------------
 Total                              $       29,272          24,647
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            316
Mortality & expense charges                                                              (238)
                                                                             -----------------
Net investment income (loss)                                                               78
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  530
Realized gain distributions                                                               533
Net change in unrealized appreciation (depreciation)                                    2,260
                                                                             -----------------
Net gain (loss)                                                                         3,323
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          3,401
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $             78   $             13
Net realized gain (loss)                                               530                  1
Realized gain distributions                                            533                 15
Net change in unrealized appreciation (depreciation)                 2,260                 87
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    3,401                116
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            28,790              1,885
Cost of units redeemed                                              (4,884)                --
Account charges                                                        (30)                (6)
                                                          -----------------  -----------------
Increase (decrease)                                                 23,876              1,879
                                                          -----------------  -----------------
Net increase (decrease)                                             27,277              1,995
Net assets, beginning                                                1,995                 --
                                                          -----------------  -----------------
Net assets, ending                                        $         29,272   $          1,995
                                                          =================  =================

Units sold                                                          27,023              2,024
Units redeemed                                                      (4,394)                (6)
                                                          -----------------  -----------------
Net increase (decrease)                                             22,629              2,018
Units outstanding, beginning                                         2,018                 --
                                                          -----------------  -----------------
Units outstanding, ending                                           24,647              2,018
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         30,675
Cost of units redeemed/account charges                                                 (4,920)
Net investment income (loss)                                                               91
Net realized gain (loss)                                                                  531
Realized gain distributions                                                               548
Net change in unrealized appreciation (depreciation)                                    2,347
                                                                             -----------------
Net assets                                                                   $         29,272
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19            25  $         29         1.25%         20.2%
12/31/2016          0.99             2             2         1.25%          7.1%
12/31/2015          0.92             0             0         1.25%         -7.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         1.00%         20.5%
12/31/2016          0.99             0             0         1.00%          7.3%
12/31/2015          0.92             0             0         1.00%         -7.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.75%         20.8%
12/31/2016          1.00             0             0         0.75%          7.6%
12/31/2015          0.93             0             0         0.75%         -7.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0  $          0         0.50%         21.1%
12/31/2016          1.00             0             0         0.50%          7.9%
12/31/2015          0.93             0             0         0.50%         -7.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0  $          0         0.25%         21.4%
12/31/2016          1.00             0             0         0.25%          8.1%
12/31/2015          0.93             0             0         0.25%         -7.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0  $          0         0.00%         21.7%
12/31/2016          1.01             0             0         0.00%          8.4%
12/31/2015          0.93             0             0         0.00%         -7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.0%
    2016        2.5%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       FIDELITY ADVISOR FREEDOM 2060 FUND M CLASS - 315793752 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.25
Band 100                                        --              --            1.25
Band 75                                         --              --            1.26
Band 50                                         --              --            1.27
Band 25                                         --              --            1.27
Band 0                                          --              --            1.28
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0  $          0         1.25%         19.5%
12/31/2016          1.04             0             0         1.25%          6.5%
12/31/2015          0.98             0             0         1.25%         -2.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0  $          0         1.00%         19.8%
12/31/2016          1.05             0             0         1.00%          6.8%
12/31/2015          0.98             0             0         1.00%         -2.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0  $          0         0.75%         20.1%
12/31/2016          1.05             0             0         0.75%          7.1%
12/31/2015          0.98             0             0         0.75%         -2.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0  $          0         0.50%         20.4%
12/31/2016          1.05             0             0         0.50%          7.3%
12/31/2015          0.98             0             0         0.50%         -2.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0  $          0         0.25%         20.7%
12/31/2016          1.06             0             0         0.25%          7.6%
12/31/2015          0.98             0             0         0.25%         -1.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0  $          0         0.00%         21.0%
12/31/2016          1.06             0             0         0.00%          7.9%
12/31/2015          0.98             0             0         0.00%         -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         FIDELITY ADVISOR BALANCED FUND I CLASS - 315807867 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                    NET ASSETS        OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.06
Band 100                                        --              --            1.06
Band 75                                         --              --            1.06
Band 50                                         --              --            1.07
Band 25                                         --              --            1.07
Band 0                                          --              --            1.07
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         1.25%          6.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         1.00%          6.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         0.75%          6.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.50%          6.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.25%          6.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.00%          6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         FIDELITY ADVISOR BALANCED FUND M CLASS - 315807404 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.06
Band 100                                        --              --            1.06
Band 75                                         --              --            1.06
Band 50                                         --              --            1.06
Band 25                                         --              --            1.06
Band 0                                          --              --            1.07
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         1.25%          5.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         1.00%          6.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         0.75%          6.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         0.50%          6.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         0.25%          6.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.00%          6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         FIDELITY ADVISOR BALANCED FUND Z CLASS - 315805192 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.06
Band 100                                        --              --            1.06
Band 75                                         --              --            1.06
Band 50                                         --              --            1.07
Band 25                                         --              --            1.07
Band 0                                          --              --            1.07
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         1.25%          6.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         1.00%          6.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         0.75%          6.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.50%          6.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.25%          6.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.00%          6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND Z CLASS - 315920173 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.08
Band 100                                        --              --            1.08
Band 75                                         --              --            1.08
Band 50                                         --              --            1.08
Band 25                                         --              --            1.09
Band 0                                          --              --            1.09
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         1.25%          8.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         1.00%          8.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         0.75%          8.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         0.50%          8.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0  $          0         0.25%          8.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0  $          0         0.00%          8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    FIDELITY ADVISOR DIVERSIFIED STOCK FUND Z CLASS - 316127844 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.11
Band 100                                        --              --            1.11
Band 75                                         --              --            1.11
Band 50                                         --              --            1.12
Band 25                                         --              --            1.12
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         1.25%         11.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         1.00%         11.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.75%         11.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         0.50%         11.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         0.25%         11.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         0.00%         11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR FREEDOM 2005 FUND Z6 CLASS - 315794107 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         1.25%          1.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         1.00%          1.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.75%          1.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.50%          1.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.25%          1.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.00%          1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR FREEDOM 2010 FUND Z6 CLASS - 315794206 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         1.25%          1.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         1.00%          1.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.75%          1.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.50%          1.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.25%          1.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.00%          1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR FREEDOM 2015 FUND Z6 CLASS - 315794305 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         1.25%          1.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         1.00%          1.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.75%          1.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.50%          1.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.25%          1.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.00%          1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR FREEDOM 2020 FUND Z6 CLASS - 315794404 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         1.25%          1.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         1.00%          2.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.75%          2.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.50%          2.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.25%          2.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.00%          2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR FREEDOM 2025 FUND Z6 CLASS - 315794503 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         1.25%          2.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         1.00%          2.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.75%          2.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.50%          2.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.25%          2.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.00%          2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR FREEDOM 2030 FUND Z6 CLASS - 315794602 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         1.25%          2.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         1.00%          2.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.75%          2.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.50%          2.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.25%          2.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.00%          2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR FREEDOM 2035 FUND Z6 CLASS - 315794701 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         1.25%          2.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         1.00%          3.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.75%          2.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.50%          2.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.25%          2.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.00%          3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR FREEDOM 2040 FUND Z6 CLASS - 315794800 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         1.25%          2.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         1.00%          3.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.75%          2.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.50%          3.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.25%          3.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.00%          3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR FREEDOM 2045 FUND Z6 CLASS - 315794883 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         1.25%          2.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         1.00%          3.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.75%          2.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.50%          2.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.25%          2.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.00%          3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR FREEDOM 2050 FUND Z6 CLASS - 315794875 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         1.25%          2.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         1.00%          2.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.75%          2.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.50%          2.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.25%          2.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.00%          2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR FREEDOM 2055 FUND Z6 CLASS - 315794867 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         1.25%          2.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         1.00%          3.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.75%          2.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.50%          2.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.25%          2.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.00%          3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR FREEDOM 2060 FUND Z6 CLASS - 315794859 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         1.25%          3.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         1.00%          3.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.75%          3.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.50%          3.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.25%          3.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.00%          3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     FIDELITY ADVISOR FREEDOM INCOME FUND Z6 CLASS - 315794842 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         1.25%          0.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         1.00%          0.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.75%          0.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.50%          0.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.25%          0.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.00%          0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  FIDELITY ADVISOR INT'L CAP APPRECIATION FUND Z CLASS - 315920157 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.11
Band 100                                        --              --            1.11
Band 75                                         --              --            1.11
Band 50                                         --              --            1.11
Band 25                                         --              --            1.11
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         1.25%         10.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         1.00%         11.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.75%         11.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.50%         11.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.25%         11.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         0.00%         11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       FIDELITY ADVISOR NEW INSIGHTS FUND Z CLASS - 316071869 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.11
Band 100                                        --              --            1.11
Band 75                                         --              --            1.11
Band 50                                         --              --            1.12
Band 25                                         --              --            1.12
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         1.25%         11.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         1.00%         11.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.75%         11.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         0.50%         11.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         0.25%         11.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         0.00%         11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    FIDELITY ADVISOR REAL ESTATE INCOME FUND I CLASS - 316389444 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         1.25%         -0.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         1.00%         -0.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         0.75%         -0.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         0.50%         -0.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         0.25%         -0.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         0.00%         -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        FIDELITY ADVISOR TOTAL BOND FUND Z CLASS - 31617L798 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         1.25%          0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         1.00%          0.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.75%          0.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.50%          1.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.25%          1.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.00%          1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               FRANKLIN STRATEGIC INCOME FUND R CLASS - 354713554

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,069,251  $      2,035,161          212,309
                                                      ================  ===============
Receivables: investments sold                 11,381
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,080,632
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,623,512         910,231  $          1.78
Band 100                                    272,307         147,331             1.85
Band 75                                          --              --             1.92
Band 50                                          --              --             1.98
Band 25                                          --              --             2.06
Band 0                                      184,813          86,673             2.13
                                    ---------------  --------------
 Total                              $     2,080,632       1,144,235
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         50,532
Mortality & expense charges                                                          (29,547)
                                                                            -----------------
Net investment income (loss)                                                          20,985
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (149,360)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 221,994
                                                                            -----------------
Net gain (loss)                                                                       72,634
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         93,619
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         20,985   $         43,950
Net realized gain (loss)                                         (149,360)          (162,114)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              221,994            335,370
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  93,619            217,206
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,361,285            759,047
Cost of units redeemed                                         (5,410,420)        (1,633,204)
Account charges                                                      (560)            (1,619)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,049,695)          (875,776)
                                                         -----------------  -----------------
Net increase (decrease)                                          (956,076)          (658,570)
Net assets, beginning                                           3,036,708          3,695,278
                                                         -----------------  -----------------
Net assets, ending                                       $      2,080,632   $      3,036,708
                                                         =================  =================

Units sold                                                      2,517,517            451,615
Units redeemed                                                 (3,099,770)          (943,299)
                                                         -----------------  -----------------
Net increase (decrease)                                          (582,253)          (491,684)
Units outstanding, beginning                                    1,726,488          2,218,172
                                                         -----------------  -----------------
Units outstanding, ending                                       1,144,235          1,726,488
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $     23,351,553
Cost of units redeemed/account charges                                            (23,054,970)
Net investment income (loss)                                                        1,734,801
Net realized gain (loss)                                                              (84,730)
Realized gain distributions                                                            99,888
Net change in unrealized appreciation (depreciation)                                   34,090
                                                                             -----------------
Net assets                                                                   $      2,080,632
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78           910  $      1,624         1.25%          3.0%
12/31/2016          1.73         1,420         2,461         1.25%          6.3%
12/31/2015          1.63         1,739         2,834         1.25%         -5.7%
12/31/2014          1.73         2,058         3,557         1.25%          0.3%
12/31/2013          1.72         2,133         3,677         1.25%          1.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85           147  $        272         1.00%          3.2%
12/31/2016          1.79           196           350         1.00%          6.6%
12/31/2015          1.68           225           378         1.00%         -5.5%
12/31/2014          1.78           227           403         1.00%          0.5%
12/31/2013          1.77             2             3         1.00%          1.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.92             0  $          0         0.75%          3.5%
12/31/2016          1.85             0             0         0.75%          6.8%
12/31/2015          1.73             0             0         0.75%         -5.2%
12/31/2014          1.83             0             0         0.75%          0.8%
12/31/2013          1.81             0             0         0.75%          2.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0  $          0         0.50%          3.7%
12/31/2016          1.91             0             0         0.50%          7.1%
12/31/2015          1.79             0             0         0.50%         -5.0%
12/31/2014          1.88             0             0         0.50%          1.0%
12/31/2013          1.86             0             0         0.50%          2.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.06             0  $          0         0.25%          4.0%
12/31/2016          1.98             0             0         0.25%          7.4%
12/31/2015          1.84             0             0         0.25%         -4.8%
12/31/2014          1.93             0             0         0.25%          1.3%
12/31/2013          1.91             0             0         0.25%          2.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.13            87  $        185         0.00%          4.3%
12/31/2016          2.05           110           226         0.00%          7.6%
12/31/2015          1.90           254           483         0.00%         -4.5%
12/31/2014          1.99           224           447         0.00%          1.5%
12/31/2013          1.96           256           502         0.00%          2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.0%
    2016        2.4%
    2015        4.2%
    2014        5.2%
    2013        3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   TEMPLETON GROWTH FUND A CLASS - 880199104

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        448,524  $       373,280           16,454
                                                       ===============  ===============
Receivables: investments sold                      15
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        448,539
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       448,539         383,670  $         1.17
Band 100                                        --              --            1.20
Band 75                                         --              --            1.23
Band 50                                         --              --            1.27
Band 25                                         --              --            1.30
Band 0                                          --              --            1.33
                                   ---------------  --------------
 Total                             $       448,539         383,670
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          7,532
Mortality & expense charges                                                           (5,562)
                                                                            -----------------
Net investment income (loss)                                                           1,970
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              32,342
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  35,604
                                                                            -----------------
Net gain (loss)                                                                       67,946
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         69,916
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,970   $          1,661
Net realized gain (loss)                                           32,342              1,625
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               35,604             37,567
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  69,916             40,853
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           85,986             57,152
Cost of units redeemed                                           (253,093)           (38,961)
Account charges                                                      (577)               (50)
                                                         -----------------  -----------------
Increase (decrease)                                              (167,684)            18,141
                                                         -----------------  -----------------
Net increase (decrease)                                           (97,768)            58,994
Net assets, beginning                                             546,307            487,313
                                                         -----------------  -----------------
Net assets, ending                                       $        448,539   $        546,307
                                                         =================  =================

Units sold                                                         78,367             61,815
Units redeemed                                                   (238,356)           (40,506)
                                                         -----------------  -----------------
Net increase (decrease)                                          (159,989)            21,309
Units outstanding, beginning                                      543,659            522,350
                                                         -----------------  -----------------
Units outstanding, ending                                         383,670            543,659
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $       7,607,560
Cost of units redeemed/account charges                                             (4,985,413)
Net investment income (loss)                                                           57,060
Net realized gain (loss)                                                           (2,316,605)
Realized gain distributions                                                            10,693
Net change in unrealized appreciation (depreciation)                                   75,244
                                                                            ------------------
Net assets                                                                  $         448,539
                                                                            ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17           384  $        449         1.25%         16.3%
12/31/2016          1.00           544           546         1.25%          7.7%
12/31/2015          0.93           522           487         1.25%         -7.6%
12/31/2014          1.01         1,012         1,023         1.25%         -3.1%
12/31/2013          1.04         1,068         1,113         1.25%         28.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         1.00%         16.6%
12/31/2016          1.03             0             0         1.00%          8.0%
12/31/2015          0.95             0             0         1.00%         -7.4%
12/31/2014          1.03             0             0         1.00%         -2.9%
12/31/2013          1.06             0             0         1.00%         28.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0  $          0         0.75%         16.9%
12/31/2016          1.05             0             0         0.75%          8.2%
12/31/2015          0.97             0             0         0.75%         -7.2%
12/31/2014          1.05             0             0         0.75%         -2.6%
12/31/2013          1.08             0             0         0.75%         29.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0  $          0         0.50%         17.2%
12/31/2016          1.08             0             0         0.50%          8.5%
12/31/2015          1.00             0             0         0.50%         -6.9%
12/31/2014          1.07             0             0         0.50%         -2.4%
12/31/2013          1.10             0             0         0.50%         29.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0  $          0         0.25%         17.5%
12/31/2016          1.11             0             0         0.25%          8.8%
12/31/2015          1.02             0             0         0.25%         -6.7%
12/31/2014          1.09             0             0         0.25%         -2.2%
12/31/2013          1.11             0             0         0.25%         29.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0  $          0         0.00%         17.8%
12/31/2016          1.13             0             0         0.00%          9.1%
12/31/2015          1.04             0             0         0.00%         -6.5%
12/31/2014          1.11             0             0         0.00%         -1.9%
12/31/2013          1.13             0             0         0.00%         30.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.5%
    2015        1.0%
    2014        2.6%
    2013        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   TEMPLETON FOREIGN FUND A CLASS - 880196209

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,808,107  $     1,634,598          224,373
                                                       ===============  ===============
Receivables: investments sold                   2,587
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,810,694
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,810,694       1,530,290  $          1.18
Band 100                                         --              --             1.21
Band 75                                          --              --             1.25
Band 50                                          --              --             1.28
Band 25                                          --              --             1.32
Band 0                                           --              --             1.35
                                    ---------------  --------------
 Total                              $     1,810,694       1,530,290
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         24,827
Mortality & expense charges                                                          (20,310)
                                                                            -----------------
Net investment income (loss)                                                           4,517
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              14,761
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 205,933
                                                                            -----------------
Net gain (loss)                                                                      220,694
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        225,211
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,517   $          8,563
Net realized gain (loss)                                           14,761            (13,592)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              205,933            121,392
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 225,211            116,363
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          585,388            205,988
Cost of units redeemed                                           (225,099)          (170,771)
Account charges                                                      (740)               (69)
                                                         -----------------  -----------------
Increase (decrease)                                               359,549             35,148
                                                         -----------------  -----------------
Net increase (decrease)                                           584,760            151,511
Net assets, beginning                                           1,225,934          1,074,423
                                                         -----------------  -----------------
Net assets, ending                                       $      1,810,694   $      1,225,934
                                                         =================  =================

Units sold                                                        548,116            219,075
Units redeemed                                                   (215,826)          (178,629)
                                                         -----------------  -----------------
Net increase (decrease)                                           332,290             40,446
Units outstanding, beginning                                    1,198,000          1,157,554
                                                         -----------------  -----------------
Units outstanding, ending                                       1,530,290          1,198,000
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $      3,483,150
Cost of units redeemed/account charges                                              (2,026,255)
Net investment income (loss)                                                            65,888
Net realized gain (loss)                                                                (3,788)
Realized gain distributions                                                            118,190
Net change in unrealized appreciation (depreciation)                                   173,509
                                                                              -----------------
Net assets                                                                    $      1,810,694
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18         1,530  $      1,811         1.25%         15.6%
12/31/2016          1.02         1,198         1,226         1.25%         10.2%
12/31/2015          0.93         1,158         1,074         1.25%         -8.2%
12/31/2014          1.01         1,150         1,163         1.25%        -11.9%
12/31/2013          1.15         1,167         1,341         1.25%         25.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0  $          0         1.00%         15.9%
12/31/2016          1.05             0             0         1.00%         10.5%
12/31/2015          0.95             0             0         1.00%         -8.0%
12/31/2014          1.03             0             0         1.00%        -11.7%
12/31/2013          1.17             0             0         1.00%         25.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0  $          0         0.75%         16.2%
12/31/2016          1.07             0             0         0.75%         10.8%
12/31/2015          0.97             0             0         0.75%         -7.8%
12/31/2014          1.05             0             0         0.75%        -11.5%
12/31/2013          1.19             0             0         0.75%         26.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0  $          0         0.50%         16.5%
12/31/2016          1.10             0             0         0.50%         11.1%
12/31/2015          0.99             0             0         0.50%         -7.6%
12/31/2014          1.07             0             0         0.50%        -11.2%
12/31/2013          1.21             0             0         0.50%         26.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0  $          0         0.25%         16.8%
12/31/2016          1.13             0             0         0.25%         11.4%
12/31/2015          1.01             0             0         0.25%         -7.3%
12/31/2014          1.09             0             0         0.25%        -11.0%
12/31/2013          1.23             0             0         0.25%         26.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35             0  $          0         0.00%         17.1%
12/31/2016          1.15             0             0         0.00%         11.6%
12/31/2015          1.03             0             0         0.00%         -7.1%
12/31/2014          1.11             0             0         0.00%        -10.8%
12/31/2013          1.25             0             0         0.00%         27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        2.0%
    2015        1.4%
    2014        2.6%
    2013        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   TEMPLETON GROWTH FUND R CLASS - 880199500

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        333,803  $       258,412           12,351
                                                       ===============  ===============
Receivables: investments sold                      56
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        333,859
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       333,859         168,618  $         1.98
Band 100                                        --              --            2.05
Band 75                                         --              --            2.13
Band 50                                         --              --            2.20
Band 25                                         --              --            2.28
Band 0                                          --              --            2.37
                                   ---------------  --------------
 Total                             $       333,859         168,618
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         5,092
Mortality & expense charges                                                          (4,446)
                                                                            ----------------
Net investment income (loss)                                                            646
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            106,527
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                (31,392)
                                                                            ----------------
Net gain (loss)                                                                      75,135
                                                                            ----------------

Increase (decrease) in net assets from operations                           $        75,781
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            646   $           (199)
Net realized gain (loss)                                          106,527             10,496
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (31,392)            28,116
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  75,781             38,413
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           20,107            124,398
Cost of units redeemed                                           (625,566)          (465,158)
Account charges                                                      (203)              (877)
                                                         -----------------  -----------------
Increase (decrease)                                              (605,662)          (341,637)
                                                         -----------------  -----------------
Net increase (decrease)                                          (529,881)          (303,224)
Net assets, beginning                                             863,740          1,166,964
                                                         -----------------  -----------------
Net assets, ending                                       $        333,859   $        863,740
                                                         =================  =================

Units sold                                                         10,405             80,186
Units redeemed                                                   (338,115)          (309,437)
                                                         -----------------  -----------------
Net increase (decrease)                                          (327,710)          (229,251)
Units outstanding, beginning                                      496,328            725,579
                                                         -----------------  -----------------
Units outstanding, ending                                         168,618            496,328
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     15,873,911
Cost of units redeemed/account charges                                           (16,791,969)
Net investment income (loss)                                                         162,534
Net realized gain (loss)                                                            (520,490)
Realized gain distributions                                                        1,534,482
Net change in unrealized appreciation (depreciation)                                  75,391
                                                                            -----------------
Net assets                                                                  $        333,859
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98           169  $        334         1.25%         16.1%
12/31/2016          1.71           441           752         1.25%          7.4%
12/31/2015          1.59           644         1,023         1.25%         -7.9%
12/31/2014          1.72           841         1,449         1.25%         -3.3%
12/31/2013          1.78           774         1,381         1.25%         28.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05             0  $          0         1.00%         16.4%
12/31/2016          1.76             0             0         1.00%          7.7%
12/31/2015          1.64            32            52         1.00%         -7.6%
12/31/2014          1.77            28            50         1.00%         -3.1%
12/31/2013          1.83             0             0         1.00%         28.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.13             0  $          0         0.75%         16.6%
12/31/2016          1.82             0             0         0.75%          8.0%
12/31/2015          1.69             0             0         0.75%         -7.4%
12/31/2014          1.82             0             0         0.75%         -2.9%
12/31/2013          1.88             0             0         0.75%         28.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.20             0  $          0         0.50%         16.9%
12/31/2016          1.88             0             0         0.50%          8.2%
12/31/2015          1.74             0             0         0.50%         -7.2%
12/31/2014          1.88             0             0         0.50%         -2.6%
12/31/2013          1.93             0             0         0.50%         29.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.28             0  $          0         0.25%         17.2%
12/31/2016          1.95             0             0         0.25%          8.5%
12/31/2015          1.80             0             0         0.25%         -6.9%
12/31/2014          1.93             0             0         0.25%         -2.4%
12/31/2013          1.98             0             0         0.25%         29.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.37             0  $          0         0.00%         17.5%
12/31/2016          2.01            55           111         0.00%          8.8%
12/31/2015          1.85            50            92         0.00%         -6.7%
12/31/2014          1.99            55           109         0.00%         -2.1%
12/31/2013          2.03            35            70         0.00%         29.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.0%
    2015        1.1%
    2014        2.7%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   TEMPLETON FOREIGN FUND R CLASS - 880196803

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       909,915  $        821,793          114,911
                                                      ================  ===============
Receivables: investments sold                    181
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       910,096
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       872,243         426,153  $         2.05
Band 100                                    37,853          17,847            2.12
Band 75                                         --              --            2.20
Band 50                                         --              --            2.28
Band 25                                         --              --            2.36
Band 0                                          --              --            2.45
                                   ---------------  --------------
 Total                             $       910,096         444,000
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         11,239
Mortality & expense charges                                                          (12,383)
                                                                            -----------------
Net investment income (loss)                                                          (1,144)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              25,327
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 148,590
                                                                            -----------------
Net gain (loss)                                                                      173,917
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        172,773
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,144)  $          8,331
Net realized gain (loss)                                           25,327            (81,507)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              148,590            215,700
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 172,773            142,524
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          143,081            345,092
Cost of units redeemed                                         (1,089,760)          (595,329)
Account charges                                                      (739)            (1,487)
                                                         -----------------  -----------------
Increase (decrease)                                              (947,418)          (251,724)
                                                         -----------------  -----------------
Net increase (decrease)                                          (774,645)          (109,200)
Net assets, beginning                                           1,684,741          1,793,941
                                                         -----------------  -----------------
Net assets, ending                                       $        910,096   $      1,684,741
                                                         =================  =================

Units sold                                                         81,244            229,735
Units redeemed                                                   (583,312)          (393,227)
                                                         -----------------  -----------------
Net increase (decrease)                                          (502,068)          (163,492)
Units outstanding, beginning                                      946,068          1,109,560
                                                         -----------------  -----------------
Units outstanding, ending                                         444,000            946,068
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      5,227,556
Cost of units redeemed/account charges                                            (4,765,340)
Net investment income (loss)                                                          85,389
Net realized gain (loss)                                                            (310,410)
Realized gain distributions                                                          584,779
Net change in unrealized appreciation (depreciation)                                  88,122
                                                                            -----------------
Net assets                                                                  $        910,096
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05           426  $        872         1.25%         15.5%
12/31/2016          1.77           898         1,593         1.25%         10.0%
12/31/2015          1.61         1,046         1,686         1.25%         -8.6%
12/31/2014          1.76         1,000         1,762         1.25%        -12.1%
12/31/2013          2.00           868         1,741         1.25%         25.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.12            18  $         38         1.00%         15.8%
12/31/2016          1.83            29            53         1.00%         10.3%
12/31/2015          1.66            47            79         1.00%         -8.4%
12/31/2014          1.81            49            89         1.00%        -11.8%
12/31/2013          2.06             0             0         1.00%         25.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.20             0  $          0         0.75%         16.0%
12/31/2016          1.89             0             0         0.75%         10.6%
12/31/2015          1.71             0             0         0.75%         -8.1%
12/31/2014          1.86             0             0         0.75%        -11.6%
12/31/2013          2.11             0             0         0.75%         25.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.28             0  $          0         0.50%         16.3%
12/31/2016          1.96             0             0         0.50%         10.9%
12/31/2015          1.77             0             0         0.50%         -7.9%
12/31/2014          1.92             0             0         0.50%        -11.4%
12/31/2013          2.16             0             0         0.50%         26.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.36             0  $          0         0.25%         16.6%
12/31/2016          2.02             0             0         0.25%         11.1%
12/31/2015          1.82             0             0         0.25%         -7.7%
12/31/2014          1.97             0             0         0.25%        -11.2%
12/31/2013          2.22             0             0         0.25%         26.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.45             0  $          0         0.00%         16.9%
12/31/2016          2.09            19            39         0.00%         11.4%
12/31/2015          1.88            16            29         0.00%         -7.5%
12/31/2014          2.03             4             8         0.00%        -11.0%
12/31/2013          2.28             3             8         0.00%         26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.6%
    2015        1.2%
    2014        2.7%
    2013        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   FRANKLIN GROWTH FUND R6 CLASS - 353496508

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,324,504  $      1,082,554           14,023
                                                      ================  ===============
Receivables: investments sold                    899
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,325,403
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,283,398         602,225  $          2.13
Band 100                                        --              --             2.17
Band 75                                         --              --             2.20
Band 50                                         --              --             2.24
Band 25                                         --              --             2.27
Band 0                                      42,005          18,169             2.31
                                    --------------  --------------
 Total                              $    1,325,403         620,394
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          4,878
Mortality & expense charges                                                          (14,196)
                                                                            -----------------
Net investment income (loss)                                                          (9,318)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              44,599
Realized gain distributions                                                           30,389
Net change in unrealized appreciation (depreciation)                                 195,518
                                                                            -----------------
Net gain (loss)                                                                      270,506
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        261,188
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (9,318)  $        (48,959)
Net realized gain (loss)                                           44,599            520,607
Realized gain distributions                                        30,389             32,054
Net change in unrealized appreciation (depreciation)              195,518           (266,417)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 261,188            237,285
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          323,324            914,386
Cost of units redeemed                                           (273,712)       (12,183,420)
Account charges                                                    (1,424)           (17,390)
                                                         -----------------  -----------------
Increase (decrease)                                                48,188        (11,286,424)
                                                         -----------------  -----------------
Net increase (decrease)                                           309,376        (11,049,139)
Net assets, beginning                                           1,016,027         12,065,166
                                                         -----------------  -----------------
Net assets, ending                                       $      1,325,403   $      1,016,027
                                                         =================  =================

Units sold                                                        169,078            620,156
Units redeemed                                                   (144,878)        (7,615,920)
                                                         -----------------  -----------------
Net increase (decrease)                                            24,200         (6,995,764)
Units outstanding, beginning                                      596,194          7,591,958
                                                         -----------------  -----------------
Units outstanding, ending                                         620,394            596,194
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     27,858,089
Cost of units redeemed/account charges                                           (28,041,827)
Net investment income (loss)                                                        (184,038)
Net realized gain (loss)                                                           1,015,635
Realized gain distributions                                                          435,594
Net change in unrealized appreciation (depreciation)                                 241,950
                                                                            -----------------
Net assets                                                                  $      1,325,403
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.13           602  $      1,283         1.25%         25.3%
12/31/2016          1.70           583           992         1.25%          7.1%
12/31/2015          1.59         7,583        12,051         1.25%          0.7%
12/31/2014          1.58         5,432         8,574         1.25%         13.5%
12/31/2013          1.39         3,617         5,032         1.25%         27.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.17             0  $          0         1.00%         25.6%
12/31/2016          1.73             0             0         1.00%          7.3%
12/31/2015          1.61             0             0         1.00%          0.9%
12/31/2014          1.59             0             0         1.00%         13.7%
12/31/2013          1.40             0             0         1.00%         28.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.20             0  $          0         0.75%         25.9%
12/31/2016          1.75             0             0         0.75%          7.6%
12/31/2015          1.63             0             0         0.75%          1.2%
12/31/2014          1.61             0             0         0.75%         14.0%
12/31/2013          1.41             0             0         0.75%         28.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.24             0  $          0         0.50%         26.2%
12/31/2016          1.77             0             0         0.50%          7.9%
12/31/2015          1.64             0             0         0.50%          1.4%
12/31/2014          1.62             0             0         0.50%         14.3%
12/31/2013          1.42             0             0         0.50%         28.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.27             0  $          0         0.25%         26.5%
12/31/2016          1.80             0             0         0.25%          8.1%
12/31/2015          1.66             0             0         0.25%          1.7%
12/31/2014          1.64             0             0         0.25%         14.6%
12/31/2013          1.43             0             0         0.25%         29.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.31            18  $         42         0.00%         26.8%
12/31/2016          1.82            13            24         0.00%          8.4%
12/31/2015          1.68             9            14         0.00%          1.9%
12/31/2014          1.65             4             6         0.00%         14.9%
12/31/2013          1.44             0             0         0.00%         29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        0.1%
    2015        0.7%
    2014        0.3%
    2013        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                    FRANKLIN GROWTH FUND R CLASS - 353496730

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       726,831   $       601,193            7,690
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,606)
                                     ----------------
Net assets                           $       724,225
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       724,225         345,396  $         2.10
Band 100                                        --              --            2.13
Band 75                                         --              --            2.17
Band 50                                         --              --            2.20
Band 25                                         --              --            2.24
Band 0                                          --              --            2.27
                                   ---------------  --------------
 Total                             $       724,225         345,396
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            974
Mortality & expense charges                                                           (6,675)
                                                                            -----------------
Net investment income (loss)                                                          (5,701)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              37,416
Realized gain distributions                                                           16,845
Net change in unrealized appreciation (depreciation)                                  78,909
                                                                            -----------------
Net gain (loss)                                                                      133,170
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        127,469
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,701)  $         (4,956)
Net realized gain (loss)                                           37,416             44,912
Realized gain distributions                                        16,845             15,062
Net change in unrealized appreciation (depreciation)               78,909            (11,491)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 127,469             43,527
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          320,278            159,861
Cost of units redeemed                                           (203,582)          (294,480)
Account charges                                                      (347)              (183)
                                                         -----------------  -----------------
Increase (decrease)                                               116,349           (134,802)
                                                         -----------------  -----------------
Net increase (decrease)                                           243,818            (91,275)
Net assets, beginning                                             480,407            571,682
                                                         -----------------  -----------------
Net assets, ending                                       $        724,225   $        480,407
                                                         =================  =================

Units sold                                                        168,000            101,451
Units redeemed                                                   (106,572)          (179,593)
                                                         -----------------  -----------------
Net increase (decrease)                                            61,428            (78,142)
Units outstanding, beginning                                      283,968            362,110
                                                         -----------------  -----------------
Units outstanding, ending                                         345,396            283,968
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     1,950,583
Cost of units redeemed/account charges                                           (1,608,204)
Net investment income (loss)                                                        (27,499)
Net realized gain (loss)                                                            234,062
Realized gain distributions                                                          49,645
Net change in unrealized appreciation (depreciation)                                125,638
                                                                            ----------------
Net assets                                                                  $       724,225
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.10           345  $        724         1.25%         24.9%
12/31/2016          1.68           252           423         1.25%          6.8%
12/31/2015          1.57           332           522         1.25%          0.4%
12/31/2014          1.56           275           431         1.25%         13.2%
12/31/2013          1.38           254           351         1.25%         27.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.13             0  $          0         1.00%         25.2%
12/31/2016          1.70             0             0         1.00%          7.1%
12/31/2015          1.59             0             0         1.00%          0.7%
12/31/2014          1.58             0             0         1.00%         13.4%
12/31/2013          1.39             0             0         1.00%         27.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.17             0  $          0         0.75%         25.6%
12/31/2016          1.73             0             0         0.75%          7.3%
12/31/2015          1.61             0             0         0.75%          0.9%
12/31/2014          1.59             0             0         0.75%         13.7%
12/31/2013          1.40             0             0         0.75%         28.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.20             0  $          0         0.50%         25.9%
12/31/2016          1.75             0             0         0.50%          7.6%
12/31/2015          1.63             0             0         0.50%          1.2%
12/31/2014          1.61             0             0         0.50%         14.0%
12/31/2013          1.41             0             0         0.50%         28.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.24             0  $          0         0.25%         26.2%
12/31/2016          1.77             0             0         0.25%          7.9%
12/31/2015          1.64             0             0         0.25%          1.4%
12/31/2014          1.62             0             0         0.25%         14.3%
12/31/2013          1.42             0             0         0.25%         28.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.27             0  $          0         0.00%         26.5%
12/31/2016          1.80            32            57         0.00%          8.2%
12/31/2015          1.66            30            49         0.00%          1.7%
12/31/2014          1.64            27            45         0.00%         14.6%
12/31/2013          1.43            28            40         0.00%         29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        0.2%
    2015        0.2%
    2014        0.0%
    2013        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                    FRANKLIN INCOME FUND R CLASS - 353496722

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       559,297  $        542,576          239,140
                                                      ================  ===============
Receivables: investments sold                    292
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       559,589
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       197,824         147,409  $         1.34
Band 100                                   338,080         248,710            1.36
Band 75                                         --              --            1.38
Band 50                                     23,685          16,984            1.39
Band 25                                         --              --            1.41
Band 0                                          --              --            1.43
                                   ---------------  --------------
 Total                             $       559,589         413,103
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         31,455
Mortality & expense charges                                                           (7,202)
                                                                            -----------------
Net investment income (loss)                                                          24,253
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              17,915
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                   6,728
                                                                            -----------------
Net gain (loss)                                                                       24,643
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         48,896
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         24,253   $         32,412
Net realized gain (loss)                                           17,915             (5,495)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                6,728             87,596
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  48,896            114,513
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          236,373            182,295
Cost of units redeemed                                           (571,624)          (146,977)
Account charges                                                      (719)            (1,599)
                                                         -----------------  -----------------
Increase (decrease)                                              (335,970)            33,719
                                                         -----------------  -----------------
Net increase (decrease)                                          (287,074)           148,232
Net assets, beginning                                             846,663            698,431
                                                         -----------------  -----------------
Net assets, ending                                       $        559,589   $        846,663
                                                         =================  =================

Units sold                                                        180,751            195,506
Units redeemed                                                   (439,600)          (160,169)
                                                         -----------------  -----------------
Net increase (decrease)                                          (258,849)            35,337
Units outstanding, beginning                                      671,952            636,615
                                                         -----------------  -----------------
Units outstanding, ending                                         413,103            671,952
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,394,619
Cost of units redeemed/account charges                                              (950,172)
Net investment income (loss)                                                          86,858
Net realized gain (loss)                                                              11,563
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  16,721
                                                                            -----------------
Net assets                                                                  $        559,589
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34           147  $        198         1.25%          6.8%
12/31/2016          1.26           506           636         1.25%         14.8%
12/31/2015          1.09           486           532         1.25%         -9.4%
12/31/2014          1.21           271           327         1.25%          2.1%
12/31/2013          1.18           167           198         1.25%         12.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36           249  $        338         1.00%          7.1%
12/31/2016          1.27           148           188         1.00%         15.0%
12/31/2015          1.10           134           147         1.00%         -9.2%
12/31/2014          1.21           115           139         1.00%          2.3%
12/31/2013          1.19             0             0         1.00%         12.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0  $          0         0.75%          7.4%
12/31/2016          1.28             0             0         0.75%         15.3%
12/31/2015          1.11             0             0         0.75%         -9.0%
12/31/2014          1.22             0             0         0.75%          2.6%
12/31/2013          1.19             0             0         0.75%         13.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39            17  $         24         0.50%          7.6%
12/31/2016          1.30            17            22         0.50%         15.6%
12/31/2015          1.12            17            19         0.50%         -8.7%
12/31/2014          1.23            20            25         0.50%          2.9%
12/31/2013          1.19             0             0         0.50%         13.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0  $          0         0.25%          7.9%
12/31/2016          1.31             0             0         0.25%         15.9%
12/31/2015          1.13             0             0         0.25%         -8.5%
12/31/2014          1.23             0             0         0.25%          3.1%
12/31/2013          1.20             0             0         0.25%         13.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0  $          0         0.00%          8.2%
12/31/2016          1.32             0             0         0.00%         16.2%
12/31/2015          1.14             0             0         0.00%         -8.3%
12/31/2014          1.24             0             0         0.00%          3.4%
12/31/2013          1.20             0             0         0.00%         14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.5%
    2016        5.4%
    2015        4.5%
    2014        3.7%
    2013        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 FRANKLIN INCOME FUND ADVISOR CLASS - 353496847

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        732,012  $       684,361          313,968
                                                       ===============  ===============
Receivables: investments sold                   8,953
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        740,965
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       740,965         540,130  $         1.37
Band 100                                        --              --            1.39
Band 75                                         --              --            1.41
Band 50                                         --              --            1.43
Band 25                                         --              --            1.44
Band 0                                          --              --            1.46
                                   ---------------  --------------
 Total                             $       740,965         540,130
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         50,803
Mortality & expense charges                                                          (11,631)
                                                                            -----------------
Net investment income (loss)                                                          39,172
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              58,058
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (28,045)
                                                                            -----------------
Net gain (loss)                                                                       30,013
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         69,185
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         39,172   $         72,251
Net realized gain (loss)                                           58,058            (38,981)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (28,045)           208,737
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  69,185            242,007
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          182,159          1,055,596
Cost of units redeemed                                         (1,113,622)          (901,089)
Account charges                                                      (964)              (428)
                                                         -----------------  -----------------
Increase (decrease)                                              (932,427)           154,079
                                                         -----------------  -----------------
Net increase (decrease)                                          (863,242)           396,086
Net assets, beginning                                           1,604,207          1,208,121
                                                         -----------------  -----------------
Net assets, ending                                       $        740,965   $      1,604,207
                                                         =================  =================

Units sold                                                        140,984            957,109
Units redeemed                                                   (855,263)          (790,622)
                                                         -----------------  -----------------
Net increase (decrease)                                          (714,279)           166,487
Units outstanding, beginning                                    1,254,409          1,087,922
                                                         -----------------  -----------------
Units outstanding, ending                                         540,130          1,254,409
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      3,579,665
Cost of units redeemed/account charges                                            (3,084,331)
Net investment income (loss)                                                         179,777
Net realized gain (loss)                                                              18,203
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  47,651
                                                                            -----------------
Net assets                                                                  $        740,965
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37           540  $        741         1.25%          7.3%
12/31/2016          1.28         1,254         1,604         1.25%         15.2%
12/31/2015          1.11         1,088         1,208         1.25%         -8.9%
12/31/2014          1.22           630           768         1.25%          2.6%
12/31/2013          1.19           449           533         1.25%         13.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0  $          0         1.00%          7.5%
12/31/2016          1.29             0             0         1.00%         15.4%
12/31/2015          1.12             0             0         1.00%         -8.7%
12/31/2014          1.23             0             0         1.00%          2.8%
12/31/2013          1.19             0             0         1.00%         13.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0  $          0         0.75%          7.8%
12/31/2016          1.31             0             0         0.75%         15.7%
12/31/2015          1.13             0             0         0.75%         -8.4%
12/31/2014          1.23             0             0         0.75%          3.1%
12/31/2013          1.20             0             0         0.75%         13.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0  $          0         0.50%          8.1%
12/31/2016          1.32             0             0         0.50%         16.0%
12/31/2015          1.14             0             0         0.50%         -8.2%
12/31/2014          1.24             0             0         0.50%          3.3%
12/31/2013          1.20             0             0         0.50%         13.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44             0  $          0         0.25%          8.3%
12/31/2016          1.33             0             0         0.25%         16.3%
12/31/2015          1.15             0             0         0.25%         -8.0%
12/31/2014          1.25             0             0         0.25%          3.6%
12/31/2013          1.20             0             0         0.25%         14.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0  $          0         0.00%          8.6%
12/31/2016          1.35             0             0         0.00%         16.6%
12/31/2015          1.15             0             0         0.00%         -7.8%
12/31/2014          1.25             0             0         0.00%          3.9%
12/31/2013          1.21             0             0         0.00%         14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.3%
    2016        6.6%
    2015        5.9%
    2014        4.2%
    2013        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           FRANKLIN MUTUAL GLOBAL DISCOVERY FUND R CLASS - 354026601

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        410,042  $       415,737           13,131
                                                       ===============  ===============
Receivables: investments sold                   1,896
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        411,938
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       411,938         269,306  $         1.53
Band 100                                        --              --            1.55
Band 75                                         --              --            1.57
Band 50                                         --              --            1.59
Band 25                                         --              --            1.61
Band 0                                          --              --            1.63
                                   ---------------  --------------
 Total                             $       411,938         269,306
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $           7,937
Mortality & expense charges                                                              (4,677)
                                                                              ------------------
Net investment income (loss)                                                              3,260
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (31)
Realized gain distributions                                                              11,852
Net change in unrealized appreciation (depreciation)                                     12,701
                                                                              ------------------
Net gain (loss)                                                                          24,522
                                                                              ------------------

Increase (decrease) in net assets from operations                             $          27,782
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          3,260   $          1,837
Net realized gain (loss)                                               (31)           (30,782)
Realized gain distributions                                         11,852             13,076
Net change in unrealized appreciation (depreciation)                12,701             45,965
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   27,782             30,096
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            52,968             73,460
Cost of units redeemed                                                (560)          (137,823)
Account charges                                                        (42)               (19)
                                                          -----------------  -----------------
Increase (decrease)                                                 52,366            (64,382)
                                                          -----------------  -----------------
Net increase (decrease)                                             80,148            (34,286)
Net assets, beginning                                              331,790            366,076
                                                          -----------------  -----------------
Net assets, ending                                        $        411,938   $        331,790
                                                          =================  =================

Units sold                                                          35,560             57,081
Units redeemed                                                        (415)          (109,421)
                                                          -----------------  -----------------
Net increase (decrease)                                             35,145            (52,340)
Units outstanding, beginning                                       234,161            286,501
                                                          -----------------  -----------------
Units outstanding, ending                                          269,306            234,161
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        791,112
Cost of units redeemed/account charges                                               (410,914)
Net investment income (loss)                                                           11,280
Net realized gain (loss)                                                              (58,384)
Realized gain distributions                                                            84,539
Net change in unrealized appreciation (depreciation)                                   (5,695)
                                                                             -----------------
Net assets                                                                   $        411,938
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.53           269  $        412         1.25%          8.0%
12/31/2016          1.42           234           332         1.25%         10.9%
12/31/2015          1.28           287           366         1.25%         -5.0%
12/31/2014          1.35           427           575         1.25%          3.5%
12/31/2013          1.30            75            97         1.25%         23.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.55             0  $          0         1.00%          8.2%
12/31/2016          1.43             0             0         1.00%         11.2%
12/31/2015          1.29             0             0         1.00%         -4.8%
12/31/2014          1.35             0             0         1.00%          3.7%
12/31/2013          1.30             0             0         1.00%         23.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.57             0  $          0         0.75%          8.5%
12/31/2016          1.45             0             0         0.75%         11.4%
12/31/2015          1.30             0             0         0.75%         -4.5%
12/31/2014          1.36             0             0         0.75%          4.0%
12/31/2013          1.31             0             0         0.75%         24.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.59             0  $          0         0.50%          8.8%
12/31/2016          1.46             0             0         0.50%         11.7%
12/31/2015          1.31             0             0         0.50%         -4.3%
12/31/2014          1.37             0             0         0.50%          4.3%
12/31/2013          1.31             0             0         0.50%         24.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.61             0  $          0         0.25%          9.0%
12/31/2016          1.48             0             0         0.25%         12.0%
12/31/2015          1.32             0             0         0.25%         -4.1%
12/31/2014          1.37             0             0         0.25%          4.5%
12/31/2013          1.31             0             0         0.25%         24.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.63             0  $          0         0.00%          9.3%
12/31/2016          1.49             0             0         0.00%         12.3%
12/31/2015          1.33             0             0         0.00%         -3.8%
12/31/2014          1.38             0             0         0.00%          4.8%
12/31/2013          1.32             0             0         0.00%         25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.1%
    2016        1.6%
    2015        1.2%
    2014        3.2%
    2013        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           FRANKLIN MUTUAL GLOBAL DISCOVERY FUND Z CLASS - 628380404

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     3,984,413  $      3,993,338          123,395
                                                      ================  ===============
Receivables: investments sold                 16,070
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     4,000,483
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,000,483       2,549,252  $          1.57
Band 100                                         --              --             1.59
Band 75                                          --              --             1.61
Band 50                                          --              --             1.63
Band 25                                          --              --             1.65
Band 0                                           --              --             1.67
                                    ---------------  --------------
 Total                              $     4,000,483       2,549,252
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         93,967
Mortality & expense charges                                                           (46,102)
                                                                             -----------------
Net investment income (loss)                                                           47,865
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,036
Realized gain distributions                                                           112,229
Net change in unrealized appreciation (depreciation)                                  129,539
                                                                             -----------------
Net gain (loss)                                                                       244,804
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        292,669
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         47,865   $         33,337
Net realized gain (loss)                                            3,036            (55,561)
Realized gain distributions                                       112,229            127,190
Net change in unrealized appreciation (depreciation)              129,539            235,204
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 292,669            340,170
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          682,875            722,048
Cost of units redeemed                                           (252,081)          (395,645)
Account charges                                                      (311)              (170)
                                                         -----------------  -----------------
Increase (decrease)                                               430,483            326,233
                                                         -----------------  -----------------
Net increase (decrease)                                           723,152            666,403
Net assets, beginning                                           3,277,331          2,610,928
                                                         -----------------  -----------------
Net assets, ending                                       $      4,000,483   $      3,277,331
                                                         =================  =================

Units sold                                                        454,664            556,340
Units redeemed                                                   (170,970)          (302,577)
                                                         -----------------  -----------------
Net increase (decrease)                                           283,694            253,763
Units outstanding, beginning                                    2,265,558          2,011,795
                                                         -----------------  -----------------
Units outstanding, ending                                       2,549,252          2,265,558
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      4,816,783
Cost of units redeemed/account charges                                             (1,458,599)
Net investment income (loss)                                                          137,244
Net realized gain (loss)                                                              (47,925)
Realized gain distributions                                                           561,905
Net change in unrealized appreciation (depreciation)                                   (8,925)
                                                                             -----------------
Net assets                                                                   $      4,000,483
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.57         2,549  $      4,000         1.25%          8.5%
12/31/2016          1.45         2,266         3,277         1.25%         11.5%
12/31/2015          1.30         2,012         2,611         1.25%         -4.6%
12/31/2014          1.36         1,378         1,874         1.25%          4.0%
12/31/2013          1.31         1,252         1,637         1.25%         24.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.59             0  $          0         1.00%          8.8%
12/31/2016          1.46             0             0         1.00%         11.7%
12/31/2015          1.31             0             0         1.00%         -4.3%
12/31/2014          1.37             0             0         1.00%          4.3%
12/31/2013          1.31             0             0         1.00%         24.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.61             0  $          0         0.75%          9.0%
12/31/2016          1.48             0             0         0.75%         12.0%
12/31/2015          1.32             0             0         0.75%         -4.1%
12/31/2014          1.37             0             0         0.75%          4.5%
12/31/2013          1.31             0             0         0.75%         24.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.63             0  $          0         0.50%          9.3%
12/31/2016          1.49             0             0         0.50%         12.3%
12/31/2015          1.33             0             0         0.50%         -3.8%
12/31/2014          1.38             0             0         0.50%          4.8%
12/31/2013          1.32             0             0         0.50%         25.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.65             0  $          0         0.25%          9.6%
12/31/2016          1.51             0             0         0.25%         12.6%
12/31/2015          1.34             0             0         0.25%         -3.6%
12/31/2014          1.39             0             0         0.25%          5.1%
12/31/2013          1.32             0             0         0.25%         25.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.67             0  $          0         0.00%          9.8%
12/31/2016          1.52             0             0         0.00%         12.9%
12/31/2015          1.35             0             0         0.00%         -3.4%
12/31/2014          1.40             0             0         0.00%          5.3%
12/31/2013          1.33             0             0         0.00%         25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.6%
    2016        2.3%
    2015        2.0%
    2014        2.5%
    2013        3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 TEMPLETON GLOBAL BOND FUND A CLASS - 880208103

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    12,462,414  $    12,804,427        1,077,203
                                                      ===============  ===============
Receivables: investments sold                345,530
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    12,807,944
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   12,782,536      11,279,866  $          1.13
Band 100                                        --              --             1.15
Band 75                                         --              --             1.17
Band 50                                         --              --             1.20
Band 25                                         --              --             1.22
Band 0                                      25,408          20,500             1.24
                                    --------------  --------------
 Total                              $   12,807,944      11,300,366
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        437,210
Mortality & expense charges                                                         (168,403)
                                                                            -----------------
Net investment income (loss)                                                         268,807
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (293,642)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 187,340
                                                                            -----------------
Net gain (loss)                                                                     (106,302)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        162,505
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        268,807   $        208,740
Net realized gain (loss)                                         (293,642)          (965,441)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              187,340          1,553,433
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 162,505            796,732
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,885,043          6,432,828
Cost of units redeemed                                         (6,935,051)        (9,866,068)
Account charges                                                   (53,904)           (49,267)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,103,912)        (3,482,507)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,941,407)        (2,685,775)
Net assets, beginning                                          15,749,351         18,435,126
                                                         -----------------  -----------------
Net assets, ending                                       $     12,807,944   $     15,749,351
                                                         =================  =================

Units sold                                                      5,366,403          6,465,857
Units redeemed                                                 (8,095,800)        (9,672,974)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,729,397)        (3,207,117)
Units outstanding, beginning                                   14,029,763         17,236,880
                                                         -----------------  -----------------
Units outstanding, ending                                      11,300,366         14,029,763
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      47,112,854
Cost of units redeemed/account charges                                            (34,424,122)
Net investment income (loss)                                                        1,889,592
Net realized gain (loss)                                                           (1,503,392)
Realized gain distributions                                                            75,025
Net change in unrealized appreciation (depreciation)                                 (342,013)
                                                                            ------------------
Net assets                                                                  $      12,807,944
                                                                            ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13        11,280  $     12,783         1.25%          1.1%
12/31/2016          1.12        13,792        15,462         1.25%          4.9%
12/31/2015          1.07        17,016        18,184         1.25%         -5.4%
12/31/2014          1.13        14,398        16,272         1.25%          0.3%
12/31/2013          1.13         7,684         8,657         1.25%          1.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         1.00%          1.3%
12/31/2016          1.14             0             0         1.00%          5.2%
12/31/2015          1.08             0             0         1.00%         -5.2%
12/31/2014          1.14             0             0         1.00%          0.6%
12/31/2013          1.14             0             0         1.00%          1.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0  $          0         0.75%          1.6%
12/31/2016          1.16             0             0         0.75%          5.4%
12/31/2015          1.10             0             0         0.75%         -5.0%
12/31/2014          1.15             0             0         0.75%          0.8%
12/31/2013          1.14             0             0         0.75%          1.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.50%          1.8%
12/31/2016          1.17             0             0         0.50%          5.7%
12/31/2015          1.11             0             0         0.50%         -4.7%
12/31/2014          1.17             0             0         0.50%          1.1%
12/31/2013          1.15             0             0         0.50%          1.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0  $          0         0.25%          2.1%
12/31/2016          1.19             0             0         0.25%          6.0%
12/31/2015          1.13             0             0         0.25%         -4.5%
12/31/2014          1.18             0             0         0.25%          1.3%
12/31/2013          1.16             0             0         0.25%          2.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24            21  $         25         0.00%          2.4%
12/31/2016          1.21           237           287         0.00%          6.2%
12/31/2015          1.14           221           251         0.00%         -4.3%
12/31/2014          1.19           219           260         0.00%          1.6%
12/31/2013          1.17           537           630         0.00%          2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.1%
    2016        2.4%
    2015        3.0%
    2014        7.6%
    2013        3.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 TEMPLETON GLOBAL BOND FUND R CLASS - 880208848

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        502,949  $       501,733           42,702
                                                       ===============  ===============
Receivables: investments sold                   4,784
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        507,733
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       507,733         456,104  $         1.11
Band 100                                        --              --            1.13
Band 75                                         --              --            1.15
Band 50                                         --              --            1.17
Band 25                                         --              --            1.20
Band 0                                          --              --            1.22
                                   ---------------  --------------
 Total                             $       507,733         456,104
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         22,650
Mortality & expense charges                                                           (9,940)
                                                                            -----------------
Net investment income (loss)                                                          12,710
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              32,311
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (27,007)
                                                                            -----------------
Net gain (loss)                                                                        5,304
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         18,014
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         12,710   $         13,255
Net realized gain (loss)                                           32,311            (46,256)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (27,007)           100,010
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  18,014             67,009
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          156,209            773,155
Cost of units redeemed                                           (947,314)          (606,195)
Account charges                                                    (1,066)            (1,344)
                                                         -----------------  -----------------
Increase (decrease)                                              (792,171)           165,616
                                                         -----------------  -----------------
Net increase (decrease)                                          (774,157)           232,625
Net assets, beginning                                           1,281,890          1,049,265
                                                         -----------------  -----------------
Net assets, ending                                       $        507,733   $      1,281,890
                                                         =================  =================

Units sold                                                        139,100            725,868
Units redeemed                                                   (828,402)          (575,910)
                                                         -----------------  -----------------
Net increase (decrease)                                          (689,302)           149,958
Units outstanding, beginning                                    1,145,406            995,448
                                                         -----------------  -----------------
Units outstanding, ending                                         456,104          1,145,406
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      4,152,759
Cost of units redeemed/account charges                                             (3,705,487)
Net investment income (loss)                                                          132,299
Net realized gain (loss)                                                              (81,788)
Realized gain distributions                                                             8,734
Net change in unrealized appreciation (depreciation)                                    1,216
                                                                             -----------------
Net assets                                                                   $        507,733
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11           456  $        508         1.25%          0.8%
12/31/2016          1.10           949         1,048         1.25%          4.7%
12/31/2015          1.05           995         1,049         1.25%         -5.8%
12/31/2014          1.12         1,016         1,137         1.25%          0.1%
12/31/2013          1.12           602           672         1.25%          0.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0  $          0         1.00%          1.1%
12/31/2016          1.12             0             0         1.00%          5.0%
12/31/2015          1.07             0             0         1.00%         -5.5%
12/31/2014          1.13             0             0         1.00%          0.3%
12/31/2013          1.13             0             0         1.00%          1.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         0.75%          1.3%
12/31/2016          1.14             0             0         0.75%          5.3%
12/31/2015          1.08             0             0         0.75%         -5.3%
12/31/2014          1.14             0             0         0.75%          0.6%
12/31/2013          1.14             0             0         0.75%          1.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0  $          0         0.50%          1.6%
12/31/2016          1.16             0             0         0.50%          5.5%
12/31/2015          1.10             0             0         0.50%         -5.1%
12/31/2014          1.15             0             0         0.50%          0.8%
12/31/2013          1.14             0             0         0.50%          1.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.25%          1.8%
12/31/2016          1.17             0             0         0.25%          5.8%
12/31/2015          1.11             0             0         0.25%         -4.8%
12/31/2014          1.17             0             0         0.25%          1.1%
12/31/2013          1.15             0             0         0.25%          1.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0  $          0         0.00%          2.1%
12/31/2016          1.19           196           234         0.00%          6.0%
12/31/2015          1.12             0             0         0.00%         -4.6%
12/31/2014          1.18             0             0         0.00%          1.3%
12/31/2013          1.16             0             0         0.00%          2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.5%
    2016        2.3%
    2015        3.0%
    2014        7.6%
    2013        3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               FRANKLIN SMALL CAP VALUE FUND A CLASS - 355148305

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        821,122  $       780,777           14,723
                                                       ===============  ===============
Receivables: investments sold                   1,028
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        822,150
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       822,122         410,058  $         2.00
Band 100                                        --              --            2.06
Band 75                                         --              --            2.12
Band 50                                         --              --            2.18
Band 25                                         --              --            2.24
Band 0                                          28              12            2.31
                                   ---------------  --------------
 Total                             $       822,150         410,070
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          5,647
Mortality & expense charges                                                          (14,759)
                                                                            -----------------
Net investment income (loss)                                                          (9,112)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              73,997
Realized gain distributions                                                           60,450
Net change in unrealized appreciation (depreciation)                                 (51,311)
                                                                            -----------------
Net gain (loss)                                                                       83,136
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         74,024
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (9,112)  $        (12,491)
Net realized gain (loss)                                           73,997            (54,021)
Realized gain distributions                                        60,450             69,891
Net change in unrealized appreciation (depreciation)              (51,311)           321,717
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  74,024            325,096
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          176,166            480,164
Cost of units redeemed                                           (993,699)          (475,646)
Account charges                                                      (788)              (756)
                                                         -----------------  -----------------
Increase (decrease)                                              (818,321)             3,762
                                                         -----------------  -----------------
Net increase (decrease)                                          (744,297)           328,858
Net assets, beginning                                           1,566,447          1,237,589
                                                         -----------------  -----------------
Net assets, ending                                       $        822,150   $      1,566,447
                                                         =================  =================

Units sold                                                         95,844            300,967
Units redeemed                                                   (539,418)          (310,509)
                                                         -----------------  -----------------
Net increase (decrease)                                          (443,574)            (9,542)
Units outstanding, beginning                                      853,644            863,186
                                                         -----------------  -----------------
Units outstanding, ending                                         410,070            853,644
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,402,733
Cost of units redeemed/account charges                                            (2,039,013)
Net investment income (loss)                                                         (40,602)
Net realized gain (loss)                                                              94,395
Realized gain distributions                                                          364,292
Net change in unrealized appreciation (depreciation)                                  40,345
                                                                            -----------------
Net assets                                                                  $        822,150
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00           410  $        822         1.25%          9.3%
12/31/2016          1.84           854         1,566         1.25%         28.0%
12/31/2015          1.43           863         1,237         1.25%         -9.0%
12/31/2014          1.58           567           893         1.25%         -1.2%
12/31/2013          1.59           325           519         1.25%         33.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.06             0  $          0         1.00%          9.5%
12/31/2016          1.88             0             0         1.00%         28.3%
12/31/2015          1.47             0             0         1.00%         -8.7%
12/31/2014          1.61             0             0         1.00%         -1.0%
12/31/2013          1.62             0             0         1.00%         33.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.12             0  $          0         0.75%          9.8%
12/31/2016          1.93             0             0         0.75%         28.6%
12/31/2015          1.50             0             0         0.75%         -8.5%
12/31/2014          1.64             0             0         0.75%         -0.7%
12/31/2013          1.65             0             0         0.75%         33.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.18             0  $          0         0.50%         10.1%
12/31/2016          1.98             0             0         0.50%         29.0%
12/31/2015          1.54             0             0         0.50%         -8.3%
12/31/2014          1.67             0             0         0.50%         -0.5%
12/31/2013          1.68             0             0         0.50%         34.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.24             0  $          0         0.25%         10.4%
12/31/2016          2.03             0             0         0.25%         29.3%
12/31/2015          1.57             0             0         0.25%         -8.1%
12/31/2014          1.71             0             0         0.25%         -0.3%
12/31/2013          1.71             0             0         0.25%         34.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.31             0  $          0         0.00%         10.6%
12/31/2016          2.08             0             0         0.00%         29.6%
12/31/2015          1.61             0             0         0.00%         -7.8%
12/31/2014          1.74             0             0         0.00%          0.0%
12/31/2013          1.74             0             0         0.00%         34.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        0.2%
    2015        0.7%
    2014        0.2%
    2013        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               FRANKLIN SMALL CAP VALUE FUND R CLASS - 355148826

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      587,432   $       560,165           10,607
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (856)
                                     ---------------
Net assets                           $      586,576
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       488,447         249,746  $         1.96
Band 100                                        --              --            2.01
Band 75                                         --              --            2.07
Band 50                                         --              --            2.13
Band 25                                         --              --            2.19
Band 0                                      98,129          43,626            2.25
                                   ---------------  --------------
 Total                             $       586,576         293,372
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          2,087
Mortality & expense charges                                                           (7,907)
                                                                            -----------------
Net investment income (loss)                                                          (5,820)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              49,155
Realized gain distributions                                                           44,352
Net change in unrealized appreciation (depreciation)                                 (27,071)
                                                                            -----------------
Net gain (loss)                                                                       66,436
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         60,616
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,820)  $        (10,679)
Net realized gain (loss)                                           49,155            (87,935)
Realized gain distributions                                        44,352             49,857
Net change in unrealized appreciation (depreciation)              (27,071)           286,284
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  60,616            237,527
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          147,607            473,902
Cost of units redeemed                                           (703,842)          (704,093)
Account charges                                                      (452)              (488)
                                                         -----------------  -----------------
Increase (decrease)                                              (556,687)          (230,679)
                                                         -----------------  -----------------
Net increase (decrease)                                          (496,071)             6,848
Net assets, beginning                                           1,082,647          1,075,799
                                                         -----------------  -----------------
Net assets, ending                                       $        586,576   $      1,082,647
                                                         =================  =================

Units sold                                                         81,651            292,032
Units redeemed                                                   (383,337)          (451,703)
                                                         -----------------  -----------------
Net increase (decrease)                                          (301,686)          (159,671)
Units outstanding, beginning                                      595,058            754,729
                                                         -----------------  -----------------
Units outstanding, ending                                         293,372            595,058
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     5,164,583
Cost of units redeemed/account charges                                           (5,708,631)
Net investment income (loss)                                                        (97,840)
Net realized gain (loss)                                                            626,673
Realized gain distributions                                                         574,524
Net change in unrealized appreciation (depreciation)                                 27,267
                                                                            ----------------
Net assets                                                                  $       586,576
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.96           250  $        488         1.25%          9.0%
12/31/2016          1.79           534           958         1.25%         27.6%
12/31/2015          1.41           668           939         1.25%         -9.2%
12/31/2014          1.55         1,095         1,694         1.25%         -1.5%
12/31/2013          1.57         1,395         2,191         1.25%         32.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01             0  $          0         1.00%          9.3%
12/31/2016          1.84             0             0         1.00%         28.0%
12/31/2015          1.44             0             0         1.00%         -8.9%
12/31/2014          1.58             0             0         1.00%         -1.2%
12/31/2013          1.60             0             0         1.00%         33.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07             0  $          0         0.75%          9.5%
12/31/2016          1.89             0             0         0.75%         28.3%
12/31/2015          1.47             0             0         0.75%         -8.7%
12/31/2014          1.61             0             0         0.75%         -1.0%
12/31/2013          1.63             0             0         0.75%         33.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.13             0  $          0         0.50%          9.8%
12/31/2016          1.94             0             0         0.50%         28.6%
12/31/2015          1.51             0             0         0.50%         -8.5%
12/31/2014          1.65             0             0         0.50%         -0.7%
12/31/2013          1.66             0             0         0.50%         33.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.19             0  $          0         0.25%         10.1%
12/31/2016          1.99             0             0         0.25%         28.9%
12/31/2015          1.54             0             0         0.25%         -8.2%
12/31/2014          1.68             0             0         0.25%         -0.5%
12/31/2013          1.69             0             0         0.25%         34.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.25            44  $         98         0.00%         10.4%
12/31/2016          2.04            61           125         0.00%         29.2%
12/31/2015          1.58            87           136         0.00%         -8.0%
12/31/2014          1.71            85           146         0.00%         -0.2%
12/31/2013          1.72           135           231         0.00%         34.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.3%
    2016        0.0%
    2015        0.2%
    2014        0.0%
    2013        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FRANKLIN SMALL-MID CAP GROWTH FUND R CLASS - 354713547

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        242,335  $       247,119            7,717
                                                       ===============  ===============
Receivables: investments sold                   8,333
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        250,668
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       175,129          65,942  $         2.66
Band 100                                    75,539          27,491            2.75
Band 75                                         --              --            2.84
Band 50                                         --              --            2.94
Band 25                                         --              --            3.04
Band 0                                          --              --            3.15
                                   ---------------  --------------
 Total                             $       250,668          93,433
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                             (2,904)
                                                                              -----------------
Net investment income (loss)                                                            (2,904)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,794)
Realized gain distributions                                                             21,070
Net change in unrealized appreciation (depreciation)                                    28,559
                                                                              -----------------
Net gain (loss)                                                                         47,835
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         44,931
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (2,904)  $         (3,882)
Net realized gain (loss)                                            (1,794)           (52,518)
Realized gain distributions                                         21,070             18,151
Net change in unrealized appreciation (depreciation)                28,559             45,191
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   44,931              6,942
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            27,619             69,524
Cost of units redeemed                                             (67,656)          (251,000)
Account charges                                                       (159)              (103)
                                                          -----------------  -----------------
Increase (decrease)                                                (40,196)          (181,579)
                                                          -----------------  -----------------
Net increase (decrease)                                              4,735           (174,637)
Net assets, beginning                                              245,933            420,570
                                                          -----------------  -----------------
Net assets, ending                                        $        250,668   $        245,933
                                                          =================  =================

Units sold                                                          11,458             32,186
Units redeemed                                                     (27,716)          (116,139)
                                                          -----------------  -----------------
Net increase (decrease)                                            (16,258)           (83,953)
Units outstanding, beginning                                       109,691            193,644
                                                          -----------------  -----------------
Units outstanding, ending                                           93,433            109,691
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $      1,139,366
Cost of units redeemed/account charges                                              (1,123,890)
Net investment income (loss)                                                           (34,784)
Net realized gain (loss)                                                                (9,998)
Realized gain distributions                                                            284,758
Net change in unrealized appreciation (depreciation)                                    (4,784)
                                                                              -----------------
Net assets                                                                    $        250,668
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.66            66  $        175         1.25%         19.7%
12/31/2016          2.22            72           160         1.25%          2.8%
12/31/2015          2.16           152           327         1.25%         -3.5%
12/31/2014          2.24           146           326         1.25%          6.0%
12/31/2013          2.11           240           506         1.25%         36.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.75            27  $         76         1.00%         20.0%
12/31/2016          2.29            37            85         1.00%          3.0%
12/31/2015          2.22            42            94         1.00%         -3.2%
12/31/2014          2.30            63           144         1.00%          6.2%
12/31/2013          2.16             0             0         1.00%         36.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.84             0  $          0         0.75%         20.3%
12/31/2016          2.36             0             0         0.75%          3.3%
12/31/2015          2.29             0             0         0.75%         -3.0%
12/31/2014          2.36             0             0         0.75%          6.5%
12/31/2013          2.21             0             0         0.75%         37.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.94             0  $          0         0.50%         20.6%
12/31/2016          2.44             0             0         0.50%          3.5%
12/31/2015          2.35             0             0         0.50%         -2.7%
12/31/2014          2.42             0             0         0.50%          6.8%
12/31/2013          2.27             0             0         0.50%         37.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.04             0  $          0         0.25%         20.9%
12/31/2016          2.52             0             0         0.25%          3.8%
12/31/2015          2.42             0             0         0.25%         -2.5%
12/31/2014          2.49             0             0         0.25%          7.0%
12/31/2013          2.32             0             0         0.25%         37.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.15             0  $          0         0.00%         21.2%
12/31/2016          2.60             0             0         0.00%          4.1%
12/31/2015          2.50             0             0         0.00%         -2.2%
12/31/2014          2.55             0             0         0.00%          7.3%
12/31/2013          2.38             0             0         0.00%         38.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               FRANKLIN STRATEGIC INCOME FUND A CLASS - 354713505

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         2,521  $         2,536               256
                                                       ===============   ===============
Receivables: investments sold                       1
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         2,522
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         2,522            2,169  $         1.16
Band 100                                         --               --            1.18
Band 75                                          --               --            1.20
Band 50                                          --               --            1.22
Band 25                                          --               --            1.24
Band 0                                           --               --            1.26
                                    ---------------  ---------------
 Total                              $         2,522            2,169
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $            256
Mortality & expense charges                                                               (274)
                                                                              -----------------
Net investment income (loss)                                                               (18)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,027)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     4,065
                                                                              -----------------
Net gain (loss)                                                                          1,038
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          1,020
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            (18)  $          2,186
Net realized gain (loss)                                            (3,027)           (11,140)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                 4,065             19,771
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    1,020             10,817
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             8,213             14,787
Cost of units redeemed                                             (81,109)          (118,956)
Account charges                                                         (2)              (202)
                                                          -----------------  -----------------
Increase (decrease)                                                (72,898)          (104,371)
                                                          -----------------  -----------------
Net increase (decrease)                                            (71,878)           (93,554)
Net assets, beginning                                               74,400            167,954
                                                          -----------------  -----------------
Net assets, ending                                        $          2,522   $         74,400
                                                          =================  =================

Units sold                                                           7,180             13,574
Units redeemed                                                     (71,046)          (106,508)
                                                          -----------------  -----------------
Net increase (decrease)                                            (63,866)           (92,934)
Units outstanding, beginning                                        66,035            158,969
                                                          -----------------  -----------------
Units outstanding, ending                                            2,169             66,035
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        328,342
Cost of units redeemed/account charges                                               (337,551)
Net investment income (loss)                                                           29,616
Net realized gain (loss)                                                              (23,002)
Realized gain distributions                                                             5,132
Net change in unrealized appreciation (depreciation)                                      (15)
                                                                             -----------------
Net assets                                                                   $          2,522
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             2  $          3         1.25%          3.2%
12/31/2016          1.13            66            74         1.25%          6.6%
12/31/2015          1.06           159           168         1.25%         -5.5%
12/31/2014          1.12           236           263         1.25%          0.4%
12/31/2013          1.11           219           243         1.25%          1.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0  $          0         1.00%          3.5%
12/31/2016          1.14             0             0         1.00%          6.9%
12/31/2015          1.07             0             0         1.00%         -5.2%
12/31/2014          1.13             0             0         1.00%          0.7%
12/31/2013          1.12             0             0         1.00%          2.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.75%          3.7%
12/31/2016          1.16             0             0         0.75%          7.2%
12/31/2015          1.08             0             0         0.75%         -5.0%
12/31/2014          1.14             0             0         0.75%          0.9%
12/31/2013          1.13             0             0         0.75%          2.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0  $          0         0.50%          4.0%
12/31/2016          1.17             0             0         0.50%          7.4%
12/31/2015          1.09             0             0         0.50%         -4.7%
12/31/2014          1.15             0             0         0.50%          1.2%
12/31/2013          1.13             0             0         0.50%          2.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0  $          0         0.25%          4.2%
12/31/2016          1.19             0             0         0.25%          7.7%
12/31/2015          1.11             0             0         0.25%         -4.5%
12/31/2014          1.16             0             0         0.25%          1.4%
12/31/2013          1.14             0             0         0.25%          2.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0  $          0         0.00%          4.5%
12/31/2016          1.21             0             0         0.00%          8.0%
12/31/2015          1.12             0             0         0.00%         -4.3%
12/31/2014          1.17             0             0         0.00%          1.7%
12/31/2013          1.15             0             0         0.00%          3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        3.3%
    2015        4.4%
    2014        5.3%
    2013        4.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       TEMPLETON INTERNATIONAL BOND FUND A CLASS - 880208509 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.04
Band 100                                        --              --            1.04
Band 75                                         --              --            1.05
Band 50                                         --              --            1.06
Band 25                                         --              --            1.06
Band 0                                          --              --            1.07
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0  $          0         1.25%          1.0%
12/31/2016          1.03             0             0         1.25%          5.6%
12/31/2015          0.97             0             0         1.25%         -2.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0  $          0         1.00%          1.2%
12/31/2016          1.03             0             0         1.00%          5.8%
12/31/2015          0.97             0             0         1.00%         -2.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0  $          0         0.75%          1.5%
12/31/2016          1.03             0             0         0.75%          6.1%
12/31/2015          0.98             0             0         0.75%         -2.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         0.50%          1.7%
12/31/2016          1.04             0             0         0.50%          6.4%
12/31/2015          0.98             0             0         0.50%         -2.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         0.25%          2.0%
12/31/2016          1.04             0             0         0.25%          6.6%
12/31/2015          0.98             0             0         0.25%         -2.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.00%          2.3%
12/31/2016          1.04             0             0         0.00%          6.9%
12/31/2015          0.98             0             0         0.00%         -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FRANKLIN GROWTH OPPORTUNITIES FUND R CLASS - 354713513

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      108,792   $        99,221            3,127
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (112)
                                     ---------------
Net assets                           $      108,680
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $        47,711          36,670  $         1.30
Band 100                                    60,969          46,671            1.31
Band 75                                         --              --            1.31
Band 50                                         --              --            1.32
Band 25                                         --              --            1.32
Band 0                                          --              --            1.33
                                   ---------------  --------------
 Total                             $       108,680          83,341
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (2,856)
                                                                            -----------------
Net investment income (loss)                                                          (2,856)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              29,790
Realized gain distributions                                                            9,054
Net change in unrealized appreciation (depreciation)                                  38,438
                                                                            -----------------
Net gain (loss)                                                                       77,282
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         74,426
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,856)  $         (2,464)
Net realized gain (loss)                                           29,790               (250)
Realized gain distributions                                         9,054             12,118
Net change in unrealized appreciation (depreciation)               38,438            (28,867)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  74,426            (19,463)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           19,126            605,570
Cost of units redeemed                                           (552,174)           (18,128)
Account charges                                                      (249)              (428)
                                                         -----------------  -----------------
Increase (decrease)                                              (533,297)           587,014
                                                         -----------------  -----------------
Net increase (decrease)                                          (458,871)           567,551
Net assets, beginning                                             567,551                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        108,680   $        567,551
                                                         =================  =================

Units sold                                                         25,149            570,638
Units redeemed                                                   (494,722)           (17,724)
                                                         -----------------  -----------------
Net increase (decrease)                                          (469,573)           552,914
Units outstanding, beginning                                      552,914                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          83,341            552,914
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        624,696
Cost of units redeemed/account charges                                              (570,979)
Net investment income (loss)                                                          (5,320)
Net realized gain (loss)                                                              29,540
Realized gain distributions                                                           21,172
Net change in unrealized appreciation (depreciation)                                   9,571
                                                                            -----------------
Net assets                                                                  $        108,680
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30            37  $         48         1.25%         26.8%
12/31/2016          1.03           496           509         1.25%          2.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31            47  $         61         1.00%         27.1%
12/31/2016          1.03            57            59         1.00%          2.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0  $          0         0.75%         27.4%
12/31/2016          1.03             0             0         0.75%          3.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0  $          0         0.50%         27.7%
12/31/2016          1.03             0             0         0.50%          3.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0  $          0         0.25%         28.0%
12/31/2016          1.03             0             0         0.25%          3.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0  $          0         0.00%         28.4%
12/31/2016          1.03             0             0         0.00%          3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               FRANKLIN GROWTH FUND ADVISOR CLASS - 353496839

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      131,342   $       110,550            1,386
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (119)
                                     ---------------
Net assets                           $      131,223
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       131,223          96,552  $         1.36
Band 100                                        --              --            1.36
Band 75                                         --              --            1.37
Band 50                                         --              --            1.38
Band 25                                         --              --            1.38
Band 0                                          --              --            1.39
                                   ---------------  --------------
 Total                             $       131,223          96,552
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            789
Mortality & expense charges                                                            (1,416)
                                                                             -----------------
Net investment income (loss)                                                             (627)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,697
Realized gain distributions                                                             3,039
Net change in unrealized appreciation (depreciation)                                   21,499
                                                                             -----------------
Net gain (loss)                                                                        26,235
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         25,608
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (627)  $            (33)
Net realized gain (loss)                                            1,697                 --
Realized gain distributions                                         3,039                 --
Net change in unrealized appreciation (depreciation)               21,499               (707)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  25,608               (740)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           21,597             88,291
Cost of units redeemed                                             (3,069)                --
Account charges                                                      (464)                --
                                                         -----------------  -----------------
Increase (decrease)                                                18,064             88,291
                                                         -----------------  -----------------
Net increase (decrease)                                            43,672             87,551
Net assets, beginning                                              87,551                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        131,223   $         87,551
                                                         =================  =================

Units sold                                                         30,513             80,884
Units redeemed                                                    (14,845)                --
                                                         -----------------  -----------------
Net increase (decrease)                                            15,668             80,884
Units outstanding, beginning                                       80,884                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          96,552             80,884
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        109,888
Cost of units redeemed/account charges                                                 (3,533)
Net investment income (loss)                                                             (660)
Net realized gain (loss)                                                                1,697
Realized gain distributions                                                             3,039
Net change in unrealized appreciation (depreciation)                                   20,792
                                                                             -----------------
Net assets                                                                   $        131,223
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36            97   $       131         1.25%         25.6%
12/31/2016          1.08            81            88         1.25%          8.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         1.00%         25.9%
12/31/2016          1.08             0             0         1.00%          8.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.75%         26.2%
12/31/2016          1.09             0             0         0.75%          8.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.50%         26.5%
12/31/2016          1.09             0             0         0.50%          8.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.25%         26.8%
12/31/2016          1.09             0             0         0.25%          8.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.00%         27.1%
12/31/2016          1.09             0             0         0.00%          9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           FRANKLIN SMALL CAP VALUE FUND ADVISOR CLASS - 355148503

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         73,363  $        71,777            1,255
                                                       ===============  ===============
Receivables: investments sold                      85
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         73,448
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       73,448          54,714  $          1.34
Band 100                                        --              --             1.35
Band 75                                         --              --             1.35
Band 50                                         --              --             1.36
Band 25                                         --              --             1.36
Band 0                                          --              --             1.37
                                    --------------  --------------
 Total                              $       73,448          54,714
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             537
Mortality & expense charges                                                                (798)
                                                                              ------------------
Net investment income (loss)                                                               (261)
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (23)
Realized gain distributions                                                               5,139
Net change in unrealized appreciation (depreciation)                                      1,751
                                                                              ------------------
Net gain (loss)                                                                           6,867
                                                                              ------------------

Increase (decrease) in net assets from operations                             $           6,606
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (261)  $             (8)
Net realized gain (loss)                                              (23)                --
Realized gain distributions                                         5,139                  2
Net change in unrealized appreciation (depreciation)                1,751               (165)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   6,606               (171)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           59,044             29,322
Cost of units redeemed                                            (20,287)            (1,007)
Account charges                                                       (47)               (12)
                                                         -----------------  -----------------
Increase (decrease)                                                38,710             28,303
                                                         -----------------  -----------------
Net increase (decrease)                                            45,316             28,132
Net assets, beginning                                              28,132                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         73,448   $         28,132
                                                         =================  =================

Units sold                                                         48,448             23,796
Units redeemed                                                    (16,699)              (831)
                                                         -----------------  -----------------
Net increase (decrease)                                            31,749             22,965
Units outstanding, beginning                                       22,965                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          54,714             22,965
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $          88,366
Cost of units redeemed/account charges                                                  (21,353)
Net investment income (loss)                                                               (269)
Net realized gain (loss)                                                                    (23)
Realized gain distributions                                                               5,141
Net change in unrealized appreciation (depreciation)                                      1,586
                                                                              ------------------
Net assets                                                                    $          73,448
                                                                              ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34            55   $        73         1.25%          9.6%
12/31/2016          1.22            23            28         1.25%         22.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35             0   $         0         1.00%          9.9%
12/31/2016          1.23             0             0         1.00%         22.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35             0   $         0         0.75%         10.1%
12/31/2016          1.23             0             0         0.75%         22.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         0.50%         10.4%
12/31/2016          1.23             0             0         0.50%         23.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         0.25%         10.7%
12/31/2016          1.23             0             0         0.25%         23.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.00%         11.0%
12/31/2016          1.23             0             0         0.00%         23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
  FRANKLIN SMALL-MID CAP GROWTH FUND ADVISOR CLASS - 354713869 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.29
Band 100                                        --              --            1.29
Band 75                                         --              --            1.30
Band 50                                         --              --            1.30
Band 25                                         --              --            1.31
Band 0                                          --              --            1.32
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         1.25%         20.3%
12/31/2016          1.07             0             0         1.25%          7.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         1.00%         20.6%
12/31/2016          1.07             0             0         1.00%          7.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.75%         20.9%
12/31/2016          1.07             0             0         0.75%          7.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.50%         21.2%
12/31/2016          1.08             0             0         0.50%          7.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.25%         21.5%
12/31/2016          1.08             0             0         0.25%          7.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.00%         21.8%
12/31/2016          1.08             0             0         0.00%          8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    FRANKLIN STRATEGIC INCOME FUND ADVISOR CLASS - 354713737 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.08
Band 100                                        --              --            1.08
Band 75                                         --              --            1.09
Band 50                                         --              --            1.09
Band 25                                         --              --            1.09
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         1.25%          3.5%
12/31/2016          1.04             0             0         1.25%          4.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         1.00%          3.7%
12/31/2016          1.04             0             0         1.00%          4.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.75%          4.0%
12/31/2016          1.04             0             0         0.75%          4.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.50%          4.2%
12/31/2016          1.05             0             0         0.50%          4.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.25%          4.5%
12/31/2016          1.05             0             0         0.25%          4.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.00%          4.8%
12/31/2016          1.05             0             0         0.00%          4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                TEMPLETON FOREIGN FUND ADVISOR CLASS - 880196506

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       189,554  $        185,405           23,927
                                                      ================  ===============
Receivables: investments sold                    669
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       190,223
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       190,223         146,261  $         1.30
Band 100                                        --              --            1.31
Band 75                                         --              --            1.31
Band 50                                         --              --            1.32
Band 25                                         --              --            1.32
Band 0                                          --              --            1.33
                                   ---------------  --------------
 Total                             $       190,223         146,261
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          3,218
Mortality & expense charges                                                           (2,345)
                                                                            -----------------
Net investment income (loss)                                                             873
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              30,633
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                     655
                                                                            -----------------
Net gain (loss)                                                                       31,288
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         32,161
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            873   $          3,948
Net realized gain (loss)                                           30,633                572
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  655              3,494
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  32,161              8,014
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          166,983            423,401
Cost of units redeemed                                           (255,862)          (184,036)
Account charges                                                      (364)               (74)
                                                         -----------------  -----------------
Increase (decrease)                                               (89,243)           239,291
                                                         -----------------  -----------------
Net increase (decrease)                                           (57,082)           247,305
Net assets, beginning                                             247,305                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        190,223   $        247,305
                                                         =================  =================

Units sold                                                        131,241            390,013
Units redeemed                                                   (205,777)          (169,216)
                                                         -----------------  -----------------
Net increase (decrease)                                           (74,536)           220,797
Units outstanding, beginning                                      220,797                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         146,261            220,797
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        590,384
Cost of units redeemed/account charges                                              (440,336)
Net investment income (loss)                                                           4,821
Net realized gain (loss)                                                              31,205
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                   4,149
                                                                            -----------------
Net assets                                                                  $        190,223
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30           146   $       190         1.25%         16.1%
12/31/2016          1.12           221           247         1.25%         12.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         1.00%         16.4%
12/31/2016          1.12             0             0         1.00%         12.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.75%         16.7%
12/31/2016          1.12             0             0         0.75%         12.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.50%         17.0%
12/31/2016          1.13             0             0         0.50%         12.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.25%         17.3%
12/31/2016          1.13             0             0         0.25%         12.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.00%         17.6%
12/31/2016          1.13             0             0         0.00%         12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              TEMPLETON GLOBAL BOND FUND ADVISOR CLASS - 880208400

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,259,776  $     1,244,605          106,855
                                                       ===============  ===============
Receivables: investments sold                   6,456
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,266,232
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------   -------------  ---------------
Band 125                            $     1,266,232       1,170,125  $          1.08
Band 100                                         --              --             1.09
Band 75                                          --              --             1.09
Band 50                                          --              --             1.10
Band 25                                          --              --             1.10
Band 0                                           --              --             1.10
                                    ---------------   -------------
 Total                              $     1,266,232       1,170,125
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         41,388
Mortality & expense charges                                                          (14,543)
                                                                            -----------------
Net investment income (loss)                                                          26,845
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              10,280
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (21,933)
                                                                            -----------------
Net gain (loss)                                                                      (11,653)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         15,192
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         26,845   $            455
Net realized gain (loss)                                           10,280                331
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (21,933)            37,104
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  15,192             37,890
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          594,617            785,774
Cost of units redeemed                                           (161,534)            (5,606)
Account charges                                                       (58)               (43)
                                                         -----------------  -----------------
Increase (decrease)                                               433,025            780,125
                                                         -----------------  -----------------
Net increase (decrease)                                           448,217            818,015
Net assets, beginning                                             818,015                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,266,232   $        818,015
                                                         ================   ================

Units sold                                                        551,367            771,443
Units redeemed                                                   (147,387)            (5,298)
                                                         -----------------  -----------------
Net increase (decrease)                                           403,980            766,145
Units outstanding, beginning                                      766,145                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,170,125            766,145
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,380,391
Cost of units redeemed/account charges                                              (167,241)
Net investment income (loss)                                                          27,300
Net realized gain (loss)                                                              10,611
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  15,171
                                                                            -----------------
Net assets                                                                  $      1,266,232
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08         1,170   $     1,266         1.25%          1.4%
12/31/2016          1.07           766           818         1.25%          6.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.00%          1.6%
12/31/2016          1.07             0             0         1.00%          6.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.75%          1.9%
12/31/2016          1.07             0             0         0.75%          7.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.50%          2.1%
12/31/2016          1.07             0             0         0.50%          7.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.25%          2.4%
12/31/2016          1.07             0             0         0.25%          7.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.00%          2.6%
12/31/2016          1.08             0             0         0.00%          7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.0%
    2016        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               TEMPLETON GROWTH FUND ADVISOR CLASS - 880199302

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         11,690  $        11,253              428
                                                       ===============  ===============
Receivables: investments sold                      10
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         11,700
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------    -------------  ---------------
Band 125                            $       11,700            8,929  $          1.31
Band 100                                        --               --             1.32
Band 75                                         --               --             1.32
Band 50                                         --               --             1.33
Band 25                                         --               --             1.33
Band 0                                          --               --             1.34
                                    --------------    -------------
 Total                              $       11,700            8,929
                                    ==============    =============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             232
Mortality & expense charges                                                               (206)
                                                                             ------------------
Net investment income (loss)                                                                26
                                                                             ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (777)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                       437
                                                                             ------------------
Net gain (loss)                                                                           (340)
                                                                             ------------------

Increase (decrease) in net assets from operations                            $            (314)
                                                                             ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             26   $             --
Net realized gain (loss)                                             (777)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  437                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (314)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          228,028                 --
Cost of units redeemed                                           (216,014)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                12,014                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            11,700                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         11,700   $             --
                                                         ================   ================

Units sold                                                        182,439                 --
Units redeemed                                                   (173,510)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             8,929                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           8,929                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         228,028
Cost of units redeemed/account charges                                                (216,014)
Net investment income (loss)                                                                26
Net realized gain (loss)                                                                  (777)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                       437
                                                                             ------------------
Net assets                                                                   $          11,700
                                                                             ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             9   $        12         1.25%         16.6%
12/31/2016          1.12             0             0         1.25%         12.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         1.00%         16.9%
12/31/2016          1.13             0             0         1.00%         12.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.75%         17.2%
12/31/2016          1.13             0             0         0.75%         12.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.50%         17.5%
12/31/2016          1.13             0             0         0.50%         12.9%

                                           BAND 25
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33            0   $         0         0.25%         17.8%
12/31/2016          1.13            0             0         0.25%         13.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0   $         0         0.00%         18.1%
12/31/2016          1.13             0             0         0.00%         13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          FRANKLIN GROWTH OPPORTUNITIES FUND ADVISOR CLASS - 354713729

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $           307  $           322                7
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $           307
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------   -------------  --------------
Band 125                           $           307             234  $         1.31
Band 100                                        --              --            1.32
Band 75                                         --              --            1.32
Band 50                                         --              --            1.33
Band 25                                         --              --            1.33
Band 0                                          --              --            1.34
                                   ---------------   -------------
 Total                             $           307             234
                                   ===============   =============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                               --
                                                                            -----------------
Net investment income (loss)                                                              --
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               23
Net change in unrealized appreciation (depreciation)                                     (15)
                                                                            -----------------
Net gain (loss)                                                                            8
                                                                            -----------------

Increase (decrease) in net assets from operations                           $              8
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            23                 --
Net change in unrealized appreciation (depreciation)                  (15)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                       8                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                              299                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                   299                 --
                                                         -----------------  ----------------
Net increase (decrease)                                               307                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $            307   $             --
                                                         ================   ================

Units sold                                                            234                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                               234                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                             234                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $            299
Cost of units redeemed/account charges                                                    --
Net investment income (loss)                                                              --
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               23
Net change in unrealized appreciation (depreciation)                                     (15)
                                                                            -----------------
Net assets                                                                  $            307
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         1.25%         27.4%
12/31/2016          1.03             0             0         1.25%          3.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         1.00%         27.7%
12/31/2016          1.03             0             0         1.00%          3.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.75%         28.1%
12/31/2016          1.03             0             0         0.75%          3.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.50%         28.4%
12/31/2016          1.03             0             0         0.50%          3.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.25%         28.7%
12/31/2016          1.04             0             0         0.25%          3.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0   $         0         0.00%         29.0%
12/31/2016          1.04             0             0         0.00%          3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              FRANKLIN STRATEGIC INCOME FUND R6 CLASS - 354713323

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       927,892  $        932,619           94,244
                                                      ================  ===============
Receivables: investments sold                    411
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       928,303
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------   -------------  --------------
Band 125                           $       928,303         890,317  $         1.04
Band 100                                        --              --            1.05
Band 75                                         --              --            1.05
Band 50                                         --              --            1.05
Band 25                                         --              --            1.05
Band 0                                          --              --            1.06
                                   ---------------   -------------
 Total                             $       928,303         890,317
                                   ===============   =============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         17,393
Mortality & expense charges                                                            (6,060)
                                                                             -----------------
Net investment income (loss)                                                           11,333
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  198
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (4,727)
                                                                             -----------------
Net gain (loss)                                                                        (4,529)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          6,804
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         11,333   $             --
Net realized gain (loss)                                              198                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (4,727)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   6,804                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,069,550                 --
Cost of units redeemed                                         (1,147,512)                --
Account charges                                                      (539)                --
                                                         -----------------  ----------------
Increase (decrease)                                               921,499                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           928,303                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        928,303   $             --
                                                         ================   ================

Units sold                                                      2,002,281                 --
Units redeemed                                                 (1,111,964)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           890,317                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         890,317                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,069,550
Cost of units redeemed/account charges                                             (1,148,051)
Net investment income (loss)                                                           11,333
Net realized gain (loss)                                                                  198
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (4,727)
                                                                             -----------------
Net assets                                                                   $        928,303
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04           890   $       928         1.25%          3.6%
12/31/2016          1.01             0             0         1.25%          0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         1.00%          3.9%
12/31/2016          1.01             0             0         1.00%          0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.75%          4.2%
12/31/2016          1.01             0             0         0.75%          0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.50%          4.4%
12/31/2016          1.01             0             0         0.50%          0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.25%          4.7%
12/31/2016          1.01             0             0         0.25%          0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.00%          4.9%
12/31/2016          1.01             0             0         0.00%          0.7%


The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                TEMPLETON GLOBAL BOND FUND R6 CLASS - 880208772

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       742,198  $        773,791           62,708
                                                      ================  ===============
Receivables: investments sold                    903
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       743,101
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------   -------------  --------------
Band 125                           $       166,991         161,670  $         1.03
Band 100                                        --              --            1.04
Band 75                                         --              --            1.04
Band 50                                         --              --            1.04
Band 25                                         --              --            1.04
Band 0                                     576,110         550,437            1.05
                                   ---------------   -------------
 Total                             $       743,101         712,107
                                   ===============   =============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $         19,437
Mortality & expense charges                                                               (517)
                                                                              -----------------
Net investment income (loss)                                                            18,920
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,590)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (31,593)
                                                                              -----------------
Net gain (loss)                                                                        (34,183)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (15,263)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         18,920   $             --
Net realized gain (loss)                                           (2,590)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (31,593)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (15,263)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,173,215                 --
Cost of units redeemed                                           (414,354)                --
Account charges                                                      (497)                --
                                                         -----------------  ----------------
Increase (decrease)                                               758,364                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           743,101                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        743,101   $             --
                                                         ================   ================

Units sold                                                      1,105,040                 --
Units redeemed                                                   (392,933)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           712,107                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         712,107                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $      1,173,215
Cost of units redeemed/account charges                                                (414,851)
Net investment income (loss)                                                            18,920
Net realized gain (loss)                                                                (2,590)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (31,593)
                                                                              -----------------
Net assets                                                                    $        743,101
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03           162   $       167         1.25%          1.5%
12/31/2016          1.02             0             0         1.25%          1.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         1.00%          1.8%
12/31/2016          1.02             0             0         1.00%          1.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.75%          2.0%
12/31/2016          1.02             0             0         0.75%          1.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.50%          2.3%
12/31/2016          1.02             0             0         0.50%          1.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.25%          2.5%
12/31/2016          1.02             0             0         0.25%          1.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05           550   $       576         0.00%          2.8%
12/31/2016          1.02             0             0         0.00%          1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                  FRANKLIN UTILITIES FUND R6 CLASS - 353496615

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        38,219  $        37,960             2,028
                                                       ===============   ===============
Receivables: investments sold                       6
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        38,225
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       38,225          34,010  $          1.12
Band 100                                        --              --             1.13
Band 75                                         --              --             1.13
Band 50                                         --              --             1.13
Band 25                                         --              --             1.14
Band 0                                          --              --             1.14
                                    --------------  --------------
 Total                              $       38,225          34,010
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             31
Mortality & expense charges                                                              (13)
                                                                            -----------------
Net investment income (loss)                                                              18
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               31
Net change in unrealized appreciation (depreciation)                                     259
                                                                            -----------------
Net gain (loss)                                                                          290
                                                                            -----------------

Increase (decrease) in net assets from operations                           $            308
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             18   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            31                 --
Net change in unrealized appreciation (depreciation)                  259                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                     308                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                           37,917                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                37,917                 --
                                                         ----------------   ----------------
Net increase (decrease)                                            38,225                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $         38,225   $             --
                                                         ================   ================

Units sold                                                         34,010                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                            34,010                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                          34,010                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $         37,917
Cost of units redeemed/account charges                                                    --
Net investment income (loss)                                                              18
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               31
Net change in unrealized appreciation (depreciation)                                     259
                                                                            ----------------
Net assets                                                                  $         38,225
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12            34   $        38         1.25%          9.5%
12/31/2016          1.03             0             0         1.25%          2.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         1.00%          9.8%
12/31/2016          1.03             0             0         1.00%          2.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.75%         10.0%
12/31/2016          1.03             0             0         0.75%          2.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.50%         10.3%
12/31/2016          1.03             0             0         0.50%          2.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.25%         10.6%
12/31/2016          1.03             0             0         0.25%          2.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.00%         10.9%
12/31/2016          1.03             0             0         0.00%          2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               FRANKLIN UTILITIES FUND ADVISOR CLASS - 353496854

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       232,270  $        244,612           12,378
                                                      ================  ===============
Receivables: investments sold                    936
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       233,206
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       233,206         207,704  $         1.12
Band 100                                        --              --            1.13
Band 75                                         --              --            1.13
Band 50                                         --              --            1.13
Band 25                                         --              --            1.13
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $       233,206         207,704
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          2,322
Mortality & expense charges                                                               (516)
                                                                              -----------------
Net investment income (loss)                                                             1,806
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    16
Realized gain distributions                                                              3,593
Net change in unrealized appreciation (depreciation)                                   (12,342)
                                                                              -----------------
Net gain (loss)                                                                         (8,733)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (6,927)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,806   $             --
Net realized gain (loss)                                               16                 --
Realized gain distributions                                         3,593                 --
Net change in unrealized appreciation (depreciation)              (12,342)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (6,927)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          240,191                 --
Cost of units redeemed                                                 --                 --
Account charges                                                       (58)                --
                                                         -----------------  ----------------
Increase (decrease)                                               240,133                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           233,206                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        233,206   $             --
                                                         =================  ================

Units sold                                                        207,755                 --
Units redeemed                                                        (51)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           207,704                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         207,704                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        240,191
Cost of units redeemed/account charges                                                     (58)
Net investment income (loss)                                                             1,806
Net realized gain (loss)                                                                    16
Realized gain distributions                                                              3,593
Net change in unrealized appreciation (depreciation)                                   (12,342)
                                                                              -----------------
Net assets                                                                    $        233,206
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12           208   $       233         1.25%          9.4%
12/31/2016          1.03             0             0         1.25%          2.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         1.00%          9.7%
12/31/2016          1.03             0             0         1.00%          2.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.75%          9.9%
12/31/2016          1.03             0             0         0.75%          2.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.50%         10.2%
12/31/2016          1.03             0             0         0.50%          2.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.25%         10.5%
12/31/2016          1.03             0             0         0.25%          2.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.00%         10.8%
12/31/2016          1.03             0             0         0.00%          2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 FRANKLIN UTILITIES FUND R CLASS - 353496698

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         35,001  $        37,241            1,879
                                                       ===============  ===============
Receivables: investments sold                      17
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         35,018
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       35,018          31,349  $          1.12
Band 100                                        --              --             1.12
Band 75                                         --              --             1.12
Band 50                                         --              --             1.13
Band 25                                         --              --             1.13
Band 0                                          --              --             1.13
                                    --------------  --------------
 Total                              $       35,018          31,349
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             321
Mortality & expense charges                                                               (145)
                                                                              -----------------
Net investment income (loss)                                                               176
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (318)
Realized gain distributions                                                                627
Net change in unrealized appreciation (depreciation)                                    (2,240)
                                                                              -----------------
Net gain (loss)                                                                         (1,931)
                                                                              -----------------

Increase (decrease) in net assets from operations                            $          (1,755)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            176   $             --
Net realized gain (loss)                                             (318)                --
Realized gain distributions                                           627                 --
Net change in unrealized appreciation (depreciation)               (2,240)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (1,755)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           40,698                 --
Cost of units redeemed                                             (3,925)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                36,773                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            35,018                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         35,018   $             --
                                                         =================  ================

Units sold                                                         34,897                 --
Units redeemed                                                     (3,548)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            31,349                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          31,349                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $          40,698
Cost of units redeemed/account charges                                                  (3,925)
Net investment income (loss)                                                               176
Net realized gain (loss)                                                                  (318)
Realized gain distributions                                                                627
Net change in unrealized appreciation (depreciation)                                    (2,240)
                                                                             ------------------
Net assets                                                                   $          35,018
                                                                             ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12            31   $        35         1.25%          8.9%
12/31/2016          1.03             0             0         1.25%          2.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         1.00%          9.1%
12/31/2016          1.03             0             0         1.00%          2.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.75%          9.4%
12/31/2016          1.03             0             0         0.75%          2.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.50%          9.7%
12/31/2016          1.03             0             0         0.50%          2.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.25%         10.0%
12/31/2016          1.03             0             0         0.25%          2.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.00%         10.2%
12/31/2016          1.03             0             0         0.00%          2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           FRANKLIN GROWTH SERIES R6 CLASS - 353496649 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.10
Band 100                                        --              --            1.10
Band 75                                         --              --            1.11
Band 50                                         --              --            1.11
Band 25                                         --              --            1.11
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         1.25%         10.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         1.00%         10.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.75%         10.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.50%         10.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.25%         10.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.00%         11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             FRANKLIN INCOME FUND R6 CLASS - 353496631 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          0.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          0.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          0.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          0.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          0.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     FRANKLIN MUTUAL GLOBAL DISCOVERY FUND R6 CLASS - 354026775 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.25%          2.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%          2.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.75%          2.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.50%          2.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.25%          2.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.00%          2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         FRANKLIN SMALL CAP VALUE FUND R6 CLASS - 355148669 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.25%          2.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%          2.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.75%          2.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.50%          2.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.25%          2.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.00%          2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            TEMPLETON FOREIGN FUND R6 CLASS - 880196878 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.06
Band 100                                        --              --            1.06
Band 75                                         --              --            1.06
Band 50                                         --              --            1.06
Band 25                                         --              --            1.06
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         1.25%          5.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         1.00%          5.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.75%          5.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.50%          6.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.25%          6.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.00%          6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         FROST CREDIT FUND INSTITUTIONAL CLASS - 00766Y422 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.25%          0.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.00%          0.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.75%          0.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.50%          0.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.25%          0.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.00%          0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      FROST GROWTH EQUITY FUND INSTITUTIONAL CLASS - 00766Y877 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.25%          0.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.00%          0.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.75%          0.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.50%          0.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.25%          0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.00%          0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    FROST TOTAL RETURN BOND FUND INSTITUTIONAL CLASS - 00766Y810 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.25%          0.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.00%          0.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.75%          0.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.50%          0.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.25%          0.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.00%          0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      FROST VALUE EQUITY FUND INSTITUTIONAL CLASS - 00766Y869 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          1.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          1.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          1.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          1.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          1.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       GOLDMAN SACHS GROWTH OPPORTUNITIES FUND SERVICE CLASS - 38142Y500

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $       145,080  $       145,351             7,221
                                                       ===============   ===============
Receivables: investments sold                       5
Payables: investments purchased                    --
                                      ---------------
Net assets                            $       145,085
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       145,085          81,844  $         1.77
Band 100                                        --              --            1.80
Band 75                                         --              --            1.82
Band 50                                         --              --            1.84
Band 25                                         --              --            1.87
Band 0                                          --              --            1.89
                                   ---------------  --------------
 Total                             $       145,085          81,844
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (1,666)
                                                                             -----------------
Net investment income (loss)                                                           (1,666)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,950
Realized gain distributions                                                            27,009
Net change in unrealized appreciation (depreciation)                                      575
                                                                             -----------------
Net gain (loss)                                                                        30,534
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         28,868
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,666)  $         (1,180)
Net realized gain (loss)                                            2,950            (37,900)
Realized gain distributions                                        27,009              3,036
Net change in unrealized appreciation (depreciation)                  575             29,697
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  28,868             (6,347)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           29,117             79,009
Cost of units redeemed                                            (24,089)           (86,011)
Account charges                                                       (84)               (37)
                                                         -----------------  -----------------
Increase (decrease)                                                 4,944             (7,039)
                                                         -----------------  -----------------
Net increase (decrease)                                            33,812            (13,386)
Net assets, beginning                                             111,273            124,659
                                                         -----------------  -----------------
Net assets, ending                                       $        145,085   $        111,273
                                                         =================  =================

Units sold                                                         18,329             56,976
Units redeemed                                                    (14,977)           (66,158)
                                                         -----------------  -----------------
Net increase (decrease)                                             3,352             (9,182)
Units outstanding, beginning                                       78,492             87,674
                                                         -----------------  -----------------
Units outstanding, ending                                          81,844             78,492
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        353,640
Cost of units redeemed/account charges                                               (234,803)
Net investment income (loss)                                                           (5,519)
Net realized gain (loss)                                                              (38,874)
Realized gain distributions                                                            70,912
Net change in unrealized appreciation (depreciation)                                     (271)
                                                                             -----------------
Net assets                                                                   $        145,085
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77            82   $       145         1.25%         25.0%
12/31/2016          1.42            78           111         1.25%         -0.3%
12/31/2015          1.42            88           125         1.25%         -6.9%
12/31/2014          1.53            83           126         1.25%          9.5%
12/31/2013          1.39            19            26         1.25%         30.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80             0   $         0         1.00%         25.4%
12/31/2016          1.43             0             0         1.00%          0.0%
12/31/2015          1.43             0             0         1.00%         -6.6%
12/31/2014          1.54             0             0         1.00%          9.8%
12/31/2013          1.40             0             0         1.00%         30.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.82             0   $         0         0.75%         25.7%
12/31/2016          1.45             0             0         0.75%          0.2%
12/31/2015          1.44             0             0         0.75%         -6.4%
12/31/2014          1.54             0             0         0.75%         10.1%
12/31/2013          1.40             0             0         0.75%         30.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.84             0   $         0         0.50%         26.0%
12/31/2016          1.46             0             0         0.50%          0.5%
12/31/2015          1.46             0             0         0.50%         -6.2%
12/31/2014          1.55             0             0         0.50%         10.3%
12/31/2013          1.41             0             0         0.50%         31.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.87             0   $         0         0.25%         26.3%
12/31/2016          1.48             0             0         0.25%          0.7%
12/31/2015          1.47             0             0         0.25%         -5.9%
12/31/2014          1.56             0             0         0.25%         10.6%
12/31/2013          1.41             0             0         0.25%         31.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89             0   $         0         0.00%         26.6%
12/31/2016          1.49             0             0         0.00%          1.0%
12/31/2015          1.48             0             0         0.00%         -5.7%
12/31/2014          1.57             0             0         0.00%         10.9%
12/31/2013          1.41             0             0         0.00%         31.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       GOLDMAN SACHS GROWTH OPPORTUNITIES FUND INVESTOR CLASS - 38144N346

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     3,466,383   $     3,424,535          156,592
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,124)
                                     ----------------
Net assets                           $     3,462,259
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,513,008         837,386  $          1.81
Band 100                                         --              --             1.83
Band 75                                          --              --             1.85
Band 50                                          --              --             1.88
Band 25                                          --              --             1.90
Band 0                                    1,949,251       1,011,962             1.93
                                    ---------------  --------------
 Total                              $     3,462,259       1,849,348
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (22,379)
                                                                            ----------------
Net investment income (loss)                                                        (22,379)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            104,579
Realized gain distributions                                                         627,031
Net change in unrealized appreciation (depreciation)                                 97,788
                                                                            ----------------
Net gain (loss)                                                                     829,398
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       807,019
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (22,379)  $        (41,407)
Net realized gain (loss)                                          104,579         (1,088,083)
Realized gain distributions                                       627,031             82,033
Net change in unrealized appreciation (depreciation)               97,788          1,039,480
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 807,019             (7,977)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          786,193          3,483,851
Cost of units redeemed                                         (1,401,122)        (4,657,820)
Account charges                                                      (816)            (4,440)
                                                         -----------------  -----------------
Increase (decrease)                                              (615,745)        (1,178,409)
                                                         -----------------  -----------------
Net increase (decrease)                                           191,274         (1,186,386)
Net assets, beginning                                           3,270,985          4,457,371
                                                         -----------------  -----------------
Net assets, ending                                       $      3,462,259   $      3,270,985
                                                         =================  =================

Units sold                                                        469,759          2,356,245
Units redeemed                                                   (841,449)        (3,235,762)
                                                         -----------------  -----------------
Net increase (decrease)                                          (371,690)          (879,517)
Units outstanding, beginning                                    2,221,038          3,100,555
                                                         -----------------  -----------------
Units outstanding, ending                                       1,849,348          2,221,038
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      15,655,206
Cost of units redeemed/account charges                                            (13,103,859)
Net investment income (loss)                                                         (159,723)
Net realized gain (loss)                                                           (1,028,898)
Realized gain distributions                                                         2,057,685
Net change in unrealized appreciation (depreciation)                                   41,848
                                                                            ------------------
Net assets                                                                  $       3,462,259
                                                                            ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.81           837   $     1,513         1.25%         25.5%
12/31/2016          1.44         1,259         1,813         1.25%          0.2%
12/31/2015          1.44         3,098         4,453         1.25%         -6.6%
12/31/2014          1.54         2,915         4,485         1.25%          9.9%
12/31/2013          1.40         1,846         2,584         1.25%         30.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.83             0   $         0         1.00%         25.8%
12/31/2016          1.45             0             0         1.00%          0.4%
12/31/2015          1.45             0             0         1.00%         -6.3%
12/31/2014          1.55             0             0         1.00%         10.2%
12/31/2013          1.40             0             0         1.00%         30.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0   $         0         0.75%         26.1%
12/31/2016          1.47             0             0         0.75%          0.7%
12/31/2015          1.46             0             0         0.75%         -6.1%
12/31/2014          1.55             0             0         0.75%         10.5%
12/31/2013          1.41             0             0         0.75%         31.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88             0   $         0         0.50%         26.4%
12/31/2016          1.48             0             0         0.50%          0.9%
12/31/2015          1.47             0             0         0.50%         -5.9%
12/31/2014          1.56             0             0         0.50%         10.7%
12/31/2013          1.41             0             0         0.50%         31.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90             0   $         0         0.25%         26.8%
12/31/2016          1.50             0             0         0.25%          1.2%
12/31/2015          1.48             0             0         0.25%         -5.6%
12/31/2014          1.57             0             0         0.25%         11.0%
12/31/2013          1.42             0             0         0.25%         31.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.93         1,012   $     1,949         0.00%         27.1%
12/31/2016          1.52           962         1,458         0.00%          1.4%
12/31/2015          1.49             3             4         0.00%         -5.4%
12/31/2014          1.58             0             1         0.00%         11.3%
12/31/2013          1.42             0             0         0.00%         32.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO SERVICE CLASS - 38142V480

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       142,011  $        133,216            9,062
                                                      ================  ===============
Receivables: investments sold                    901
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       142,912
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       142,912         104,502  $         1.37
Band 100                                        --              --            1.41
Band 75                                         --              --            1.45
Band 50                                         --              --            1.49
Band 25                                         --              --            1.53
Band 0                                          --              --            1.57
                                   ---------------  --------------
 Total                             $       142,912         104,502
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          3,241
Mortality & expense charges                                                              (831)
                                                                             -----------------
Net investment income (loss)                                                            2,410
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  115
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    8,795
                                                                             -----------------
Net gain (loss)                                                                         8,910
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         11,320
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,410   $             --
Net realized gain (loss)                                              115                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                8,795                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  11,320                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          135,022                 --
Cost of units redeemed                                             (3,430)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                               131,592                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           142,912                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        142,912   $             --
                                                         =================  ================

Units sold                                                        107,170                 --
Units redeemed                                                     (2,668)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           104,502                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         104,502                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        166,764
Cost of units redeemed/account charges                                                (38,460)
Net investment income (loss)                                                            2,287
Net realized gain (loss)                                                                3,522
Realized gain distributions                                                                 4
Net change in unrealized appreciation (depreciation)                                    8,795
                                                                             -----------------
Net assets                                                                   $        142,912
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37           105   $       143         1.25%         19.4%
12/31/2016          1.15             0             0         1.25%          4.6%
12/31/2015          1.09             0             0         1.25%         -1.1%
12/31/2014          1.11             0             0         1.25%          1.0%
12/31/2013          1.10            24            26         1.25%         16.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         1.00%         19.7%
12/31/2016          1.18             0             0         1.00%          4.9%
12/31/2015          1.12             0             0         1.00%         -0.9%
12/31/2014          1.13             0             0         1.00%          1.3%
12/31/2013          1.12             0             0         1.00%         17.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0   $         0         0.75%         20.0%
12/31/2016          1.21             0             0         0.75%          5.1%
12/31/2015          1.15             0             0         0.75%         -0.6%
12/31/2014          1.15             0             0         0.75%          1.6%
12/31/2013          1.14             0             0         0.75%         17.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49             0   $         0         0.50%         20.3%
12/31/2016          1.24             0             0         0.50%          5.4%
12/31/2015          1.17             0             0         0.50%         -0.4%
12/31/2014          1.18             0             0         0.50%          1.8%
12/31/2013          1.16             0             0         0.50%         17.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.53             0   $         0         0.25%         20.6%
12/31/2016          1.27             0             0         0.25%          5.7%
12/31/2015          1.20             0             0         0.25%         -0.1%
12/31/2014          1.20             0             0         0.25%          2.1%
12/31/2013          1.18             0             0         0.25%         17.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.57             0   $         0         0.00%         20.9%
12/31/2016          1.30             0             0         0.00%          5.9%
12/31/2015          1.23             0             0         0.00%          0.1%
12/31/2014          1.23             0             0         0.00%          2.3%
12/31/2013          1.20             0             0         0.00%         18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.5%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO INSTITUTIONAL CLASS - 38142V498

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        32,224  $        25,907             2,038
                                                       ===============   ===============
Receivables: investments sold                       4
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        32,228
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       32,228          22,295  $          1.45
Band 100                                        --              --             1.49
Band 75                                         --              --             1.53
Band 50                                         --              --             1.57
Band 25                                         --              --             1.62
Band 0                                          --              --             1.66
                                    --------------  --------------
 Total                              $       32,228          22,295
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $            855
Mortality & expense charges                                                               (339)
                                                                              -----------------
Net investment income (loss)                                                               516
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    35
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     4,358
                                                                              -----------------
Net gain (loss)                                                                          4,393
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          4,909
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            516   $             44
Net realized gain (loss)                                               35                110
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                4,358                925
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   4,909              1,079
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            4,692              4,997
Cost of units redeemed                                                 --             (1,381)
Account charges                                                        (3)                (2)
                                                         -----------------  -----------------
Increase (decrease)                                                 4,689              3,614
                                                         -----------------  -----------------
Net increase (decrease)                                             9,598              4,693
Net assets, beginning                                              22,630             17,937
                                                         -----------------  -----------------
Net assets, ending                                       $         32,228   $         22,630
                                                         =================  =================

Units sold                                                          3,508              4,334
Units redeemed                                                         (2)            (1,201)
                                                         -----------------  -----------------
Net increase (decrease)                                             3,506              3,133
Units outstanding, beginning                                       18,789             15,656
                                                         -----------------  -----------------
Units outstanding, ending                                          22,295             18,789
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        373,870
Cost of units redeemed/account charges                                               (306,736)
Net investment income (loss)                                                           14,100
Net realized gain (loss)                                                              (68,430)
Realized gain distributions                                                            13,107
Net change in unrealized appreciation (depreciation)                                    6,317
                                                                             -----------------
Net assets                                                                   $         32,228
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45            22   $        32         1.25%         20.0%
12/31/2016          1.20            19            23         1.25%          5.1%
12/31/2015          1.15            16            18         1.25%         -0.6%
12/31/2014          1.15            19            22         1.25%          1.5%
12/31/2013          1.14            15            18         1.25%         17.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49             0   $         0         1.00%         20.3%
12/31/2016          1.24             0             0         1.00%          5.4%
12/31/2015          1.17             0             0         1.00%         -0.3%
12/31/2014          1.18             0             0         1.00%          1.7%
12/31/2013          1.16             0             0         1.00%         17.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.53             0   $         0         0.75%         20.6%
12/31/2016          1.27             0             0         0.75%          5.6%
12/31/2015          1.20             0             0         0.75%         -0.1%
12/31/2014          1.20             0             0         0.75%          2.0%
12/31/2013          1.18             0             0         0.75%         17.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.57             0   $         0         0.50%         20.9%
12/31/2016          1.30             0             0         0.50%          5.9%
12/31/2015          1.23             0             0         0.50%          0.2%
12/31/2014          1.23             0             0         0.50%          2.3%
12/31/2013          1.20             0             0         0.50%         18.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.62             0   $         0         0.25%         21.2%
12/31/2016          1.33             0             0         0.25%          6.2%
12/31/2015          1.26             0             0         0.25%          0.4%
12/31/2014          1.25             0             0         0.25%          2.5%
12/31/2013          1.22             0             0         0.25%         18.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.66             0   $         0         0.00%         21.5%
12/31/2016          1.37             0             0         0.00%          6.4%
12/31/2015          1.29             0             0         0.00%          0.7%
12/31/2014          1.28             0             0         0.00%          2.8%
12/31/2013          1.24             0             0         0.00%         18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.1%
    2016        1.4%
    2015        1.8%
    2014        2.8%
    2013        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND SERVICE CLASS - 38142V837

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      482,572   $       443,336           36,034
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (432)
                                     ---------------
Net assets                           $      482,140
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       477,451         455,345  $         1.05
Band 100                                        --              --            1.08
Band 75                                         --              --            1.10
Band 50                                         --              --            1.13
Band 25                                         --              --            1.16
Band 0                                       4,689           3,940            1.19
                                   ---------------  --------------
 Total                             $       482,140         459,285
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          6,043
Mortality & expense charges                                                           (4,921)
                                                                            -----------------
Net investment income (loss)                                                           1,122
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              50,685
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  33,928
                                                                            -----------------
Net gain (loss)                                                                       84,613
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         85,735
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,122   $          1,208
Net realized gain (loss)                                           50,685                475
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               33,928               (208)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  85,735              1,475
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          611,388             57,448
Cost of units redeemed                                           (334,216)           (13,626)
Account charges                                                      (117)               (60)
                                                         -----------------  -----------------
Increase (decrease)                                               277,055             43,762
                                                         -----------------  -----------------
Net increase (decrease)                                           362,790             45,237
Net assets, beginning                                             119,350             74,113
                                                         -----------------  -----------------
Net assets, ending                                       $        482,140   $        119,350
                                                         =================  =================

Units sold                                                        662,827             71,024
Units redeemed                                                   (348,234)           (17,944)
                                                         -----------------  -----------------
Net increase (decrease)                                           314,593             53,080
Units outstanding, beginning                                      144,692             91,612
                                                         -----------------  -----------------
Units outstanding, ending                                         459,285            144,692
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        903,295
Cost of units redeemed/account charges                                              (532,752)
Net investment income (loss)                                                          10,802
Net realized gain (loss)                                                              61,559
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  39,236
                                                                            -----------------
Net assets                                                                  $        482,140
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05           455   $       477         1.25%         27.3%
12/31/2016          0.82           143           118         1.25%          2.1%
12/31/2015          0.81            89            72         1.25%          4.6%
12/31/2014          0.77           111            85         1.25%         -8.8%
12/31/2013          0.85           126           107         1.25%         21.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         1.00%         27.6%
12/31/2016          0.84             0             0         1.00%          2.3%
12/31/2015          0.82             0             0         1.00%          4.9%
12/31/2014          0.78             0             0         1.00%         -8.6%
12/31/2013          0.86             0             0         1.00%         21.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.75%         28.0%
12/31/2016          0.86             0             0         0.75%          2.6%
12/31/2015          0.84             0             0         0.75%          5.2%
12/31/2014          0.80             0             0         0.75%         -8.4%
12/31/2013          0.87             0             0         0.75%         21.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.50%         28.3%
12/31/2016          0.88             0             0         0.50%          2.8%
12/31/2015          0.86             0             0         0.50%          5.4%
12/31/2014          0.81             0             0         0.50%         -8.1%
12/31/2013          0.89             0             0         0.50%         22.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.25%         28.6%
12/31/2016          0.90             0             0         0.25%          3.1%
12/31/2015          0.88             0             0         0.25%          5.7%
12/31/2014          0.83             0             0         0.25%         -7.9%
12/31/2013          0.90             0             0         0.25%         22.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             4   $         5         0.00%         28.9%
12/31/2016          0.92             2             2         0.00%          3.3%
12/31/2015          0.89             2             2         0.00%          6.0%
12/31/2014          0.84             0             0         0.00%         -7.7%
12/31/2013          0.91             0             0         0.00%         22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.0%
    2016        2.2%
    2015        0.9%
    2014        3.3%
    2013        2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL CLASS - 38142V845

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,313,744   $     1,117,750           96,571
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (373)
                                     ---------------
Net assets                           $    1,313,371
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,313,371       1,190,187  $          1.10
Band 100                                         --              --             1.13
Band 75                                          --              --             1.16
Band 50                                          --              --             1.19
Band 25                                          --              --             1.22
Band 0                                           --              --             1.25
                                    ---------------  --------------
 Total                              $     1,313,371       1,190,187
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         20,888
Mortality & expense charges                                                          (14,130)
                                                                            -----------------
Net investment income (loss)                                                           6,758
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              54,664
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 191,669
                                                                            -----------------
Net gain (loss)                                                                      246,333
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        253,091
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,758   $          4,254
Net realized gain (loss)                                           54,664                285
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              191,669              3,745
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 253,091              8,284
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,137,738            203,156
Cost of units redeemed                                           (352,148)           (15,327)
Account charges                                                      (613)               (37)
                                                         -----------------  -----------------
Increase (decrease)                                               784,977            187,792
                                                         -----------------  -----------------
Net increase (decrease)                                         1,038,068            196,076
Net assets, beginning                                             275,303             79,227
                                                         -----------------  -----------------
Net assets, ending                                       $      1,313,371   $        275,303
                                                         =================  =================

Units sold                                                      1,219,993            243,620
Units redeemed                                                   (349,268)           (18,476)
                                                         -----------------  -----------------
Net increase (decrease)                                           870,725            225,144
Units outstanding, beginning                                      319,462             94,318
                                                         -----------------  -----------------
Units outstanding, ending                                       1,190,187            319,462
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     2,950,346
Cost of units redeemed/account charges                                           (2,030,269)
Net investment income (loss)                                                         45,128
Net realized gain (loss)                                                            152,172
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                195,994
                                                                            ----------------
Net assets                                                                  $     1,313,371
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10         1,190   $     1,313         1.25%         28.1%
12/31/2016          0.86           319           275         1.25%          2.6%
12/31/2015          0.84            94            79         1.25%          5.1%
12/31/2014          0.80           321           257         1.25%         -8.3%
12/31/2013          0.87           390           340         1.25%         21.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         1.00%         28.4%
12/31/2016          0.88             0             0         1.00%          2.8%
12/31/2015          0.86             0             0         1.00%          5.3%
12/31/2014          0.81             0             0         1.00%         -8.1%
12/31/2013          0.89             0             0         1.00%         22.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.75%         28.7%
12/31/2016          0.90             0             0         0.75%          3.1%
12/31/2015          0.87             0             0         0.75%          5.6%
12/31/2014          0.83             0             0         0.75%         -7.9%
12/31/2013          0.90             0             0         0.75%         22.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.50%         29.0%
12/31/2016          0.92             0             0         0.50%          3.4%
12/31/2015          0.89             0             0         0.50%          5.9%
12/31/2014          0.84             0             0         0.50%         -7.6%
12/31/2013          0.91             0             0         0.50%         22.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.25%         29.3%
12/31/2016          0.94             0             0         0.25%          3.6%
12/31/2015          0.91             0             0         0.25%          6.1%
12/31/2014          0.86             0             0         0.25%         -7.4%
12/31/2013          0.93             0             0         0.25%         23.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.00%         29.7%
12/31/2016          0.97             0             0         0.00%          3.9%
12/31/2015          0.93             0             0         0.00%          6.4%
12/31/2014          0.87             0             0         0.00%         -7.2%
12/31/2013          0.94             0             0         0.00%         23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.6%
    2016        3.6%
    2015        0.2%
    2014        3.8%
    2013        3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND SERVICE CLASS - 38142V175

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        61,972   $        50,336            2,811
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (62)
                                     ----------------
Net assets                           $        61,910
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       61,910          46,637  $          1.33
Band 100                                        --              --             1.34
Band 75                                         --              --             1.35
Band 50                                         --              --             1.36
Band 25                                         --              --             1.37
Band 0                                          --              --             1.39
                                    --------------  --------------
 Total                              $       61,910          46,637
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            771
Mortality & expense charges                                                             (772)
                                                                            -----------------
Net investment income (loss)                                                              (1)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              14,039
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  (1,647)
                                                                            -----------------
Net gain (loss)                                                                       12,392
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         12,391
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             (1)  $            (77)
Net realized gain (loss)                                           14,039                700
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (1,647)            14,496
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  12,391             15,119
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           15,232             38,581
Cost of units redeemed                                            (86,743)           (21,387)
Account charges                                                        --                (26)
                                                         -----------------  -----------------
Increase (decrease)                                               (71,511)            17,168
                                                         -----------------  -----------------
Net increase (decrease)                                           (59,120)            32,287
Net assets, beginning                                             121,030             88,743
                                                         -----------------  -----------------
Net assets, ending                                       $         61,910   $        121,030
                                                         =================  =================

Units sold                                                         12,620             37,538
Units redeemed                                                    (72,970)           (19,129)
                                                         -----------------  -----------------
Net increase (decrease)                                           (60,350)            18,409
Units outstanding, beginning                                      106,987             88,578
                                                         -----------------  -----------------
Units outstanding, ending                                          46,637            106,987
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        145,585
Cost of units redeemed/account charges                                              (110,003)
Net investment income (loss)                                                              68
Net realized gain (loss)                                                              14,624
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  11,636
                                                                            -----------------
Net assets                                                                  $         61,910
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33            47   $        62         1.25%         17.3%
12/31/2016          1.13           107           121         1.25%         12.9%
12/31/2015          1.00            89            89         1.25%         -4.2%
12/31/2014          1.05             9             9         1.25%          4.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0   $         0         1.00%         17.6%
12/31/2016          1.14             0             0         1.00%         13.2%
12/31/2015          1.01             0             0         1.00%         -4.0%
12/31/2014          1.05             0             0         1.00%          4.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35             0   $         0         0.75%         17.9%
12/31/2016          1.15             0             0         0.75%         13.5%
12/31/2015          1.01             0             0         0.75%         -3.7%
12/31/2014          1.05             0             0         0.75%          4.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         0.50%         18.2%
12/31/2016          1.15             0             0         0.50%         13.8%
12/31/2015          1.01             0             0         0.50%         -3.5%
12/31/2014          1.05             0             0         0.50%          5.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.25%         18.5%
12/31/2016          1.16             0             0         0.25%         14.0%
12/31/2015          1.02             0             0         0.25%         -3.2%
12/31/2014          1.05             0             0         0.25%          5.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.00%         18.8%
12/31/2016          1.17             0             0         0.00%         14.3%
12/31/2015          1.02             0             0         0.00%         -3.0%
12/31/2014          1.05             0             0         0.00%          5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.8%
    2016        1.2%
    2015        1.3%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND INVESTOR CLASS - 38145N626

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     3,315,934   $    2,758,080          147,325
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (95,409)
                                     ----------------
Net assets                           $     3,220,525
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,332,082       1,734,506  $          1.34
Band 100                                         --              --             1.36
Band 75                                          --              --             1.37
Band 50                                          --              --             1.38
Band 25                                          --              --             1.39
Band 0                                      888,443         632,428             1.40
                                    ---------------  --------------
 Total                              $     3,220,525       2,366,934
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         55,725
Mortality & expense charges                                                          (27,541)
                                                                            -----------------
Net investment income (loss)                                                          28,184
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              38,899
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 437,425
                                                                            -----------------
Net gain (loss)                                                                      476,324
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        504,508
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         28,184   $          6,430
Net realized gain (loss)                                           38,899            126,486
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              437,425            158,953
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 504,508            291,869
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          531,494          3,524,004
Cost of units redeemed                                           (492,512)        (2,233,051)
Account charges                                                      (354)              (201)
                                                         -----------------  -----------------
Increase (decrease)                                                38,628          1,290,752
                                                         -----------------  -----------------
Net increase (decrease)                                           543,136          1,582,621
Net assets, beginning                                           2,677,389          1,094,768
                                                         -----------------  -----------------
Net assets, ending                                       $      3,220,525   $      2,677,389
                                                         =================  =================

Units sold                                                        434,921          3,287,916
Units redeemed                                                   (394,052)        (2,048,848)
                                                         -----------------  -----------------
Net increase (decrease)                                            40,869          1,239,068
Units outstanding, beginning                                    2,326,065          1,086,997
                                                         -----------------  -----------------
Units outstanding, ending                                       2,366,934          2,326,065
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     5,407,251
Cost of units redeemed/account charges                                           (2,947,311)
Net investment income (loss)                                                         37,603
Net realized gain (loss)                                                            165,128
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                557,854
                                                                            ----------------
Net assets                                                                  $     3,220,525
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34         1,735   $     2,332         1.25%         17.8%
12/31/2016          1.14         1,704         1,944         1.25%         13.3%
12/31/2015          1.01         1,087         1,095         1.25%         -3.9%
12/31/2014          1.05             0             0         1.25%          4.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         1.00%         18.1%
12/31/2016          1.15             0             0         1.00%         13.6%
12/31/2015          1.01             0             0         1.00%         -3.6%
12/31/2014          1.05             0             0         1.00%          4.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.75%         18.4%
12/31/2016          1.16             0             0         0.75%         13.9%
12/31/2015          1.01             0             0         0.75%         -3.4%
12/31/2014          1.05             0             0         0.75%          5.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.50%         18.7%
12/31/2016          1.16             0             0         0.50%         14.2%
12/31/2015          1.02             0             0         0.50%         -3.2%
12/31/2014          1.05             0             0         0.50%          5.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.25%         19.0%
12/31/2016          1.17             0             0         0.25%         14.5%
12/31/2015          1.02             0             0         0.25%         -2.9%
12/31/2014          1.05             0             0         0.25%          5.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40           632   $       888         0.00%         19.3%
12/31/2016          1.18           623           733         0.00%         14.7%
12/31/2015          1.03             0             0         0.00%         -2.7%
12/31/2014          1.05             0             0         0.00%          5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        1.6%
    2015        2.4%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         GOLDMAN SACHS MID CAP VALUE FUND SERVICE CLASS - 38141W380

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,515,018  $     2,671,016           72,917
                                                       ===============  ===============
Receivables: investments sold                   2,106
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,517,124
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,702,334         946,108  $          1.80
Band 100                                    814,790         440,344             1.85
Band 75                                          --              --             1.90
Band 50                                          --              --             1.96
Band 25                                          --              --             2.01
Band 0                                           --              --             2.07
                                    ---------------  --------------
 Total                              $     2,517,124       1,386,452
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         11,309
Mortality & expense charges                                                          (33,208)
                                                                            -----------------
Net investment income (loss)                                                         (21,899)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              25,719
Realized gain distributions                                                          327,780
Net change in unrealized appreciation (depreciation)                                 (82,755)
                                                                            -----------------
Net gain (loss)                                                                      270,744
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        248,845
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (21,899)  $        (18,733)
Net realized gain (loss)                                           25,719         (1,839,364)
Realized gain distributions                                       327,780                 --
Net change in unrealized appreciation (depreciation)              (82,755)         2,047,984
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 248,845            189,887
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          466,309            891,033
Cost of units redeemed                                         (1,297,674)        (5,197,231)
Account charges                                                      (962)            (1,266)
                                                         -----------------  -----------------
Increase (decrease)                                              (832,327)        (4,307,464)
                                                         -----------------  -----------------
Net increase (decrease)                                          (583,482)        (4,117,577)
Net assets, beginning                                           3,100,606          7,218,183
                                                         -----------------  -----------------
Net assets, ending                                       $      2,517,124   $      3,100,606
                                                         =================  =================

Units sold                                                        277,358            616,733
Units redeemed                                                   (754,630)        (3,581,663)
                                                         -----------------  -----------------
Net increase (decrease)                                          (477,272)        (2,964,930)
Units outstanding, beginning                                    1,863,724          4,828,654
                                                         -----------------  -----------------
Units outstanding, ending                                       1,386,452          1,863,724
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      23,811,881
Cost of units redeemed/account charges                                            (23,852,930)
Net investment income (loss)                                                         (247,387)
Net realized gain (loss)                                                           (1,071,920)
Realized gain distributions                                                         4,033,478
Net change in unrealized appreciation (depreciation)                                 (155,998)
                                                                            ------------------
Net assets                                                                  $       2,517,124
                                                                            ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80           946   $     1,702         1.25%          9.2%
12/31/2016          1.65         1,282         2,112         1.25%         11.3%
12/31/2015          1.48         3,865         5,720         1.25%        -10.7%
12/31/2014          1.66         4,423         7,330         1.25%         11.7%
12/31/2013          1.48         4,213         6,248         1.25%         30.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85           440   $       815         1.00%          9.5%
12/31/2016          1.69           555           938         1.00%         11.6%
12/31/2015          1.51           703         1,065         1.00%        -10.5%
12/31/2014          1.69           700         1,185         1.00%         12.0%
12/31/2013          1.51            22            33         1.00%         31.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90             0   $         0         0.75%          9.7%
12/31/2016          1.73             0             0         0.75%         11.9%
12/31/2015          1.55             0             0         0.75%        -10.2%
12/31/2014          1.73             0             0         0.75%         12.3%
12/31/2013          1.54             0             0         0.75%         31.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.96             0   $         0         0.50%         10.0%
12/31/2016          1.78             0             0         0.50%         12.2%
12/31/2015          1.59             0             0         0.50%        -10.0%
12/31/2014          1.76             0             0         0.50%         12.6%
12/31/2013          1.57             0             0         0.50%         31.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01             0   $         0         0.25%         10.3%
12/31/2016          1.82             0             0         0.25%         12.4%
12/31/2015          1.62             0             0         0.25%         -9.8%
12/31/2014          1.80             0             0         0.25%         12.9%
12/31/2013          1.59             0             0         0.25%         32.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07             0   $         0         0.00%         10.6%
12/31/2016          1.87            27            50         0.00%         12.7%
12/31/2015          1.66           260           432         0.00%         -9.6%
12/31/2014          1.84           573         1,053         0.00%         13.1%
12/31/2013          1.62         1,402         2,275         0.00%         32.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        0.5%
    2015        0.2%
    2014        0.2%
    2013        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        GOLDMAN SACHS MID CAP VALUE FUND INSTITUTIONAL CLASS - 38141W398

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     6,190,814   $     6,616,871          174,212
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,043)
                                     ----------------
Net assets                           $     6,189,771
                                     ================


                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,189,771       3,252,710  $          1.90
Band 100                                         --              --             1.96
Band 75                                          --              --             2.01
Band 50                                          --              --             2.07
Band 25                                          --              --             2.13
Band 0                                           --              --             2.19
                                    ---------------  --------------
 Total                              $     6,189,771       3,252,710
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         65,292
Mortality & expense charges                                                          (106,993)
                                                                             -----------------
Net investment income (loss)                                                          (41,701)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (37,767)
Realized gain distributions                                                           859,141
Net change in unrealized appreciation (depreciation)                                   32,961
                                                                             -----------------
Net gain (loss)                                                                       854,335
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        812,634
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (41,701)  $          1,504
Net realized gain (loss)                                          (37,767)        (2,725,857)
Realized gain distributions                                       859,141                 --
Net change in unrealized appreciation (depreciation)               32,961          3,996,086
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 812,634          1,271,733
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,494,002          3,990,204
Cost of units redeemed                                         (7,558,004)       (10,786,383)
Account charges                                                    (3,508)            (5,290)
                                                         -----------------  -----------------
Increase (decrease)                                            (6,067,510)        (6,801,469)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,254,876)        (5,529,736)
Net assets, beginning                                          11,444,647         16,974,383
                                                         -----------------  -----------------
Net assets, ending                                       $      6,189,771   $     11,444,647
                                                         =================  =================

Units sold                                                        911,940          4,275,039
Units redeemed                                                 (4,260,431)        (8,628,700)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,348,491)        (4,353,661)
Units outstanding, beginning                                    6,601,201         10,954,862
                                                         -----------------  -----------------
Units outstanding, ending                                       3,252,710          6,601,201
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     79,042,018
Cost of units redeemed/account charges                                           (90,936,666)
Net investment income (loss)                                                        (524,459)
Net realized gain (loss)                                                           5,869,575
Realized gain distributions                                                       13,165,360
Net change in unrealized appreciation (depreciation)                                (426,057)
                                                                            -----------------
Net assets                                                                  $      6,189,771
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90         3,253   $     6,190         1.25%          9.8%
12/31/2016          1.73         6,601        11,445         1.25%         11.9%
12/31/2015          1.55        10,955        16,974         1.25%        -10.2%
12/31/2014          1.73        18,309        31,610         1.25%         12.3%
12/31/2013          1.54        22,358        34,372         1.25%         31.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.96             0   $         0         1.00%         10.0%
12/31/2016          1.78             0             0         1.00%         12.2%
12/31/2015          1.59             0             0         1.00%        -10.0%
12/31/2014          1.76             0             0         1.00%         12.6%
12/31/2013          1.57             0             0         1.00%         31.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01             0   $         0         0.75%         10.3%
12/31/2016          1.82             0             0         0.75%         12.4%
12/31/2015          1.62             0             0         0.75%         -9.8%
12/31/2014          1.80             0             0         0.75%         12.9%
12/31/2013          1.59             0             0         0.75%         32.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07             0   $         0         0.50%         10.6%
12/31/2016          1.87             0             0         0.50%         12.7%
12/31/2015          1.66             0             0         0.50%         -9.6%
12/31/2014          1.84             0             0         0.50%         13.1%
12/31/2013          1.62             0             0         0.50%         32.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.13             0   $         0         0.25%         10.9%
12/31/2016          1.92             0             0         0.25%         13.0%
12/31/2015          1.70             0             0         0.25%         -9.3%
12/31/2014          1.87             0             0         0.25%         13.4%
12/31/2013          1.65             0             0         0.25%         32.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.19             0   $         0         0.00%         11.1%
12/31/2016          1.97             0             0         0.00%         13.3%
12/31/2015          1.74             0             0         0.00%         -9.1%
12/31/2014          1.91             0             0         0.00%         13.7%
12/31/2013          1.68             0             0         0.00%         33.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        1.2%
    2015        0.5%
    2014        0.8%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 GOLDMAN SACHS SATELLITE STRATEGIES FUND SERVICE CLASS - 38145L406 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.17
Band 100                                        --              --            1.18
Band 75                                         --              --            1.20
Band 50                                         --              --            1.21
Band 25                                         --              --            1.23
Band 0                                          --              --            1.25
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS


                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         1.25%         12.6%
12/31/2016          1.04             0             0         1.25%          4.6%
12/31/2015          0.99             0             0         1.25%         -4.5%
12/31/2014          1.04             0             0         1.25%         -1.6%
12/31/2013          1.06             0             0         1.25%          1.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         1.00%         12.9%
12/31/2016          1.05             0             0         1.00%          4.9%
12/31/2015          1.00             0             0         1.00%         -4.3%
12/31/2014          1.04             0             0         1.00%         -1.4%
12/31/2013          1.06             0             0         1.00%          1.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%         13.2%
12/31/2016          1.06             0             0         0.75%          5.1%
12/31/2015          1.01             0             0         0.75%         -4.0%
12/31/2014          1.05             0             0         0.75%         -1.1%
12/31/2013          1.06             0             0         0.75%          1.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%         13.5%
12/31/2016          1.07             0             0         0.50%          5.4%
12/31/2015          1.01             0             0         0.50%         -3.8%
12/31/2014          1.05             0             0         0.50%         -0.9%
12/31/2013          1.06             0             0         0.50%          1.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.25%         13.8%
12/31/2016          1.08             0             0         0.25%          5.7%
12/31/2015          1.02             0             0         0.25%         -3.6%
12/31/2014          1.06             0             0         0.25%         -0.6%
12/31/2013          1.07             0             0         0.25%          2.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.00%         14.1%
12/31/2016          1.09             0             0         0.00%          5.9%
12/31/2015          1.03             0             0         0.00%         -3.3%
12/31/2014          1.07             0             0         0.00%         -0.4%
12/31/2013          1.07             0             0         0.00%          2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 GOLDMAN SACHS SATELLITE STRATEGIES FUND INVESTOR CLASS - 38145N683 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.19
Band 100                                        --              --            1.21
Band 75                                         --              --            1.22
Band 50                                         --              --            1.24
Band 25                                         --              --            1.25
Band 0                                          --              --            1.27
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         1.25%         13.2%
12/31/2016          1.05             0             0         1.25%          4.9%
12/31/2015          1.00             0             0         1.25%         -4.2%
12/31/2014          1.05             0             0         1.25%         -1.4%
12/31/2013          1.06             0             0         1.25%          1.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         1.00%         13.5%
12/31/2016          1.06             0             0         1.00%          5.2%
12/31/2015          1.01             0             0         1.00%         -4.0%
12/31/2014          1.05             0             0         1.00%         -1.1%
12/31/2013          1.06             0             0         1.00%          1.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.75%         13.8%
12/31/2016          1.07             0             0         0.75%          5.4%
12/31/2015          1.02             0             0         0.75%         -3.7%
12/31/2014          1.06             0             0         0.75%         -0.9%
12/31/2013          1.07             0             0         0.75%          2.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.50%         14.1%
12/31/2016          1.08             0             0         0.50%          5.7%
12/31/2015          1.03             0             0         0.50%         -3.5%
12/31/2014          1.06             0             0         0.50%         -0.7%
12/31/2013          1.07             0             0         0.50%          2.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.25%         14.3%
12/31/2016          1.10             0             0         0.25%          6.0%
12/31/2015          1.03             0             0         0.25%         -3.2%
12/31/2014          1.07             0             0         0.25%         -0.4%
12/31/2013          1.07             0             0         0.25%          2.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.00%         14.6%
12/31/2016          1.11             0             0         0.00%          6.2%
12/31/2015          1.04             0             0         0.00%         -3.0%
12/31/2014          1.07             0             0         0.00%         -0.2%
12/31/2013          1.08             0             0         0.00%          2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       GOLDMAN SACHS SMALL CAP VALUE FUND INSTITUTIONAL CLASS - 38142V209

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    25,114,294  $     23,969,091          414,675
                                                      ================  ===============
Receivables: investments sold                 68,922
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    25,183,216
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   23,518,322      10,057,661  $          2.34
Band 100                                        --              --             2.40
Band 75                                         --              --             2.47
Band 50                                         --              --             2.54
Band 25                                         --              --             2.62
Band 0                                   1,664,894         619,089             2.69
                                    --------------  --------------
 Total                              $   25,183,216      10,676,750
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        128,858
Mortality & expense charges                                                         (310,233)
                                                                            -----------------
Net investment income (loss)                                                        (181,375)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,453,589
Realized gain distributions                                                        2,388,403
Net change in unrealized appreciation (depreciation)                                (812,876)
                                                                            -----------------
Net gain (loss)                                                                    3,029,116
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      2,847,741
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (181,375)  $        (68,360)
Net realized gain (loss)                                        1,453,589           (285,266)
Realized gain distributions                                     2,388,403            627,377
Net change in unrealized appreciation (depreciation)             (812,876)         3,852,032
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,847,741          4,125,783
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       13,204,871          8,297,573
Cost of units redeemed                                        (12,999,299)        (7,126,816)
Account charges                                                   (62,623)           (27,381)
                                                         -----------------  -----------------
Increase (decrease)                                               142,949          1,143,376
                                                         -----------------  -----------------
Net increase (decrease)                                         2,990,690          5,269,159
Net assets, beginning                                          22,192,526         16,923,367
                                                         -----------------  -----------------
Net assets, ending                                       $     25,183,216   $     22,192,526
                                                         =================  =================

Units sold                                                      6,271,886          5,267,951
Units redeemed                                                 (6,034,727)        (4,714,053)
                                                         -----------------  -----------------
Net increase (decrease)                                           237,159            553,898
Units outstanding, beginning                                   10,439,591          9,885,693
                                                         -----------------  -----------------
Units outstanding, ending                                      10,676,750         10,439,591
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     66,965,098
Cost of units redeemed/account charges                                           (54,404,847)
Net investment income (loss)                                                        (492,941)
Net realized gain (loss)                                                           4,819,874
Realized gain distributions                                                        7,150,829
Net change in unrealized appreciation (depreciation)                               1,145,203
                                                                            -----------------
Net assets                                                                  $     25,183,216
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.34        10,058   $    23,518         1.25%         11.0%
12/31/2016          2.11         9,772        20,595         1.25%         23.1%
12/31/2015          1.71         9,886        16,923         1.25%         -6.6%
12/31/2014          1.83         8,178        14,984         1.25%          5.9%
12/31/2013          1.73        10,946        18,930         1.25%         37.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.40             0   $         0         1.00%         11.2%
12/31/2016          2.16             0             0         1.00%         23.4%
12/31/2015          1.75             0             0         1.00%         -6.3%
12/31/2014          1.87             0             0         1.00%          6.2%
12/31/2013          1.76             0             0         1.00%         37.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.47             0   $         0         0.75%         11.5%
12/31/2016          2.22             0             0         0.75%         23.7%
12/31/2015          1.79             0             0         0.75%         -6.1%
12/31/2014          1.91             0             0         0.75%          6.5%
12/31/2013          1.79             0             0         0.75%         37.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.54             0   $         0         0.50%         11.8%
12/31/2016          2.27             0             0         0.50%         24.0%
12/31/2015          1.83             0             0         0.50%         -5.9%
12/31/2014          1.95             0             0         0.50%          6.7%
12/31/2013          1.83             0             0         0.50%         38.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.62             0   $         0         0.25%         12.1%
12/31/2016          2.33             0             0         0.25%         24.3%
12/31/2015          1.88             0             0         0.25%         -5.6%
12/31/2014          1.99             0             0         0.25%          7.0%
12/31/2013          1.86             0             0         0.25%         38.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.69           619   $     1,665         0.00%         12.3%
12/31/2016          2.39           667         1,597         0.00%         24.7%
12/31/2015          1.92             0             0         0.00%         -5.4%
12/31/2014          2.03             0             0         0.00%          7.3%
12/31/2013          1.89             0             0         0.00%         38.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        0.8%
    2015        0.7%
    2014        0.5%
    2013        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          GOLDMAN SACHS SMALL CAP VALUE FUND SERVICE CLASS - 38142V308

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    11,539,578  $     11,182,527          211,876
                                                      ================  ===============
Receivables: investments sold                 18,293
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    11,557,871
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $    9,685,449        4,379,391  $         2.21
Band 100                                 1,047,427          460,554            2.27
Band 75                                         --               --            2.34
Band 50                                         --               --            2.41
Band 25                                         --               --            2.47
Band 0                                     824,995          324,368            2.54
                                    --------------  ---------------
 Total                              $   11,557,871        5,164,313
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         3,465
Mortality & expense charges                                                        (146,361)
                                                                            ----------------
Net investment income (loss)                                                       (142,896)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            753,206
Realized gain distributions                                                       1,193,033
Net change in unrealized appreciation (depreciation)                               (548,540)
                                                                            ----------------
Net gain (loss)                                                                   1,397,699
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,254,803
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (142,896)  $        (83,365)
Net realized gain (loss)                                          753,206           (207,752)
Realized gain distributions                                     1,193,033            350,647
Net change in unrealized appreciation (depreciation)             (548,540)         2,089,696
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,254,803          2,149,226
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,945,930          3,130,660
Cost of units redeemed                                         (7,584,475)        (4,950,579)
Account charges                                                   (32,127)           (12,626)
                                                         -----------------  -----------------
Increase (decrease)                                              (670,672)        (1,832,545)
                                                         -----------------  -----------------
Net increase (decrease)                                           584,131            316,681
Net assets, beginning                                          10,973,740         10,657,059
                                                         -----------------  -----------------
Net assets, ending                                       $     11,557,871   $     10,973,740
                                                         =================  =================

Units sold                                                      3,417,279          1,880,495
Units redeemed                                                 (3,672,993)        (2,920,322)
                                                         -----------------  -----------------
Net increase (decrease)                                          (255,714)        (1,039,827)
Units outstanding, beginning                                    5,420,027          6,459,854
                                                         -----------------  -----------------
Units outstanding, ending                                       5,164,313          5,420,027
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     34,406,539
Cost of units redeemed/account charges                                           (28,755,194)
Net investment income (loss)                                                        (516,020)
Net realized gain (loss)                                                           1,730,424
Realized gain distributions                                                        4,335,071
Net change in unrealized appreciation (depreciation)                                 357,051
                                                                            -----------------
Net assets                                                                  $     11,557,871
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.21         4,379   $     9,685         1.25%         10.4%
12/31/2016          2.00         4,529         9,074         1.25%         22.5%
12/31/2015          1.64         5,491         8,981         1.25%         -7.0%
12/31/2014          1.76         6,050        10,642         1.25%          5.4%
12/31/2013          1.67         5,910         9,861         1.25%         36.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.27           461   $     1,047         1.00%         10.7%
12/31/2016          2.05           573         1,178         1.00%         22.8%
12/31/2015          1.67           631         1,056         1.00%         -6.8%
12/31/2014          1.80           751         1,348         1.00%          5.7%
12/31/2013          1.70             5             8         1.00%         36.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.34             0   $         0         0.75%         11.0%
12/31/2016          2.11             0             0         0.75%         23.1%
12/31/2015          1.71             0             0         0.75%         -6.6%
12/31/2014          1.83             0             0         0.75%          5.9%
12/31/2013          1.73             0             0         0.75%         37.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.41             0   $         0         0.50%         11.2%
12/31/2016          2.16             0             0         0.50%         23.4%
12/31/2015          1.75             0             0         0.50%         -6.3%
12/31/2014          1.87             0             0         0.50%          6.2%
12/31/2013          1.76             0             0         0.50%         37.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.47             0   $         0         0.25%         11.5%
12/31/2016          2.22             0             0         0.25%         23.7%
12/31/2015          1.79             0             0         0.25%         -6.1%
12/31/2014          1.91             0             0         0.25%          6.5%
12/31/2013          1.79             0             0         0.25%         37.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.54           324   $       825         0.00%         11.8%
12/31/2016          2.28           317           722         0.00%         24.0%
12/31/2015          1.83           338           620         0.00%         -5.8%
12/31/2014          1.95           473           923         0.00%          6.7%
12/31/2013          1.83           698         1,275         0.00%         38.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.3%
    2015        0.2%
    2014        0.1%
    2013        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
  GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND INSTITUTIONAL CLASS - 38142Y856

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      4,966,731  $     3,980,357          198,214
                                                       ===============  ===============
Receivables: investments sold                   4,483
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      4,971,214
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,971,214       1,514,022  $          3.28
Band 100                                         --              --             3.38
Band 75                                          --              --             3.47
Band 50                                          --              --             3.57
Band 25                                          --              --             3.67
Band 0                                           --              --             3.78
                                    ---------------  --------------
 Total                              $     4,971,214       1,514,022
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (83,577)
                                                                            -----------------
Net investment income (loss)                                                         (83,577)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,635,715
Realized gain distributions                                                          345,436
Net change in unrealized appreciation (depreciation)                                 446,850
                                                                            -----------------
Net gain (loss)                                                                    2,428,001
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      2,344,424
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (83,577)  $        (94,109)
Net realized gain (loss)                                        1,635,715            121,312
Realized gain distributions                                       345,436            356,858
Net change in unrealized appreciation (depreciation)              446,850               (496)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,344,424            383,565
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,423,681          1,552,867
Cost of units redeemed                                         (6,719,879)        (1,715,885)
Account charges                                                   (12,279)           (11,333)
                                                         -----------------  -----------------
Increase (decrease)                                            (5,308,477)          (174,351)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,964,053)           209,214
Net assets, beginning                                           7,935,267          7,726,053
                                                         -----------------  -----------------
Net assets, ending                                       $      4,971,214   $      7,935,267
                                                         =================  =================

Units sold                                                        806,809          1,140,977
Units redeemed                                                 (2,599,509)        (1,223,223)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,792,700)           (82,246)
Units outstanding, beginning                                    3,306,722          3,388,968
                                                         -----------------  -----------------
Units outstanding, ending                                       1,514,022          3,306,722
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     24,602,822
Cost of units redeemed/account charges                                           (26,495,493)
Net investment income (loss)                                                        (666,085)
Net realized gain (loss)                                                           4,633,534
Realized gain distributions                                                        1,910,062
Net change in unrealized appreciation (depreciation)                                 986,374
                                                                            -----------------
Net assets                                                                  $      4,971,214
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.28         1,514   $     4,971         1.25%         36.8%
12/31/2016          2.40         3,307         7,935         1.25%          5.3%
12/31/2015          2.28         3,389         7,726         1.25%          6.8%
12/31/2014          2.14         3,540         7,559         1.25%          9.1%
12/31/2013          1.96         3,108         6,084         1.25%         27.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.38             0   $         0         1.00%         37.2%
12/31/2016          2.46             0             0         1.00%          5.5%
12/31/2015          2.33             0             0         1.00%          7.0%
12/31/2014          2.18             0             0         1.00%          9.3%
12/31/2013          1.99             0             0         1.00%         27.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.47             0   $         0         0.75%         37.5%
12/31/2016          2.53             0             0         0.75%          5.8%
12/31/2015          2.39             0             0         0.75%          7.3%
12/31/2014          2.22             0             0         0.75%          9.6%
12/31/2013          2.03             0             0         0.75%         28.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.57             0   $         0         0.50%         37.9%
12/31/2016          2.59             0             0         0.50%          6.1%
12/31/2015          2.44             0             0         0.50%          7.6%
12/31/2014          2.27             0             0         0.50%          9.9%
12/31/2013          2.07             0             0         0.50%         28.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.67             0   $         0         0.25%         38.2%
12/31/2016          2.66             0             0         0.25%          6.3%
12/31/2015          2.50             0             0         0.25%          7.8%
12/31/2014          2.32             0             0         0.25%         10.2%
12/31/2013          2.10             0             0         0.25%         28.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.78             0   $         0         0.00%         38.5%
12/31/2016          2.73             0             0         0.00%          6.6%
12/31/2015          2.56             0             0         0.00%          8.1%
12/31/2014          2.37             0             0         0.00%         10.4%
12/31/2013          2.14             0             0         0.00%         29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND SERVICE CLASS - 38142Y864

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       764,439  $        654,834           34,198
                                                      ================  ===============
Receivables: investments sold                    248
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       764,687
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       640,350         205,939  $         3.11
Band 100                                   124,337          38,885            3.20
Band 75                                         --              --            3.29
Band 50                                         --              --            3.38
Band 25                                         --              --            3.48
Band 0                                          --              --            3.58
                                   ---------------  --------------
 Total                             $       764,687         244,824
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (8,919)
                                                                            -----------------
Net investment income (loss)                                                          (8,919)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              60,108
Realized gain distributions                                                           55,460
Net change in unrealized appreciation (depreciation)                                 114,487
                                                                            -----------------
Net gain (loss)                                                                      230,055
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        221,136
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (8,919)  $         (9,036)
Net realized gain (loss)                                           60,108            (13,194)
Realized gain distributions                                        55,460             32,874
Net change in unrealized appreciation (depreciation)              114,487             10,022
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 221,136             20,666
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          275,688            200,878
Cost of units redeemed                                           (389,717)          (642,541)
Account charges                                                      (282)              (399)
                                                         -----------------  -----------------
Increase (decrease)                                              (114,311)          (442,062)
                                                         -----------------  -----------------
Net increase (decrease)                                           106,825           (421,396)
Net assets, beginning                                             657,862          1,079,258
                                                         -----------------  -----------------
Net assets, ending                                       $        764,687   $        657,862
                                                         =================  =================

Units sold                                                        100,212             93,866
Units redeemed                                                   (142,364)          (294,825)
                                                         -----------------  -----------------
Net increase (decrease)                                           (42,152)          (200,959)
Units outstanding, beginning                                      286,976            487,935
                                                         -----------------  -----------------
Units outstanding, ending                                         244,824            286,976
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     6,091,447
Cost of units redeemed/account charges                                           (6,241,535)
Net investment income (loss)                                                        (99,621)
Net realized gain (loss)                                                            622,317
Realized gain distributions                                                         282,474
Net change in unrealized appreciation (depreciation)                                109,605
                                                                            ----------------
Net assets                                                                  $       764,687
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.11           206   $       640         1.25%         36.2%
12/31/2016          2.28           244           556         1.25%          4.8%
12/31/2015          2.18           376           819         1.25%          6.2%
12/31/2014          2.05           452           927         1.25%          8.5%
12/31/2013          1.89           937         1,771         1.25%         26.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.20            39   $       124         1.00%         36.5%
12/31/2016          2.34            43           101         1.00%          5.0%
12/31/2015          2.23            66           147         1.00%          6.5%
12/31/2014          2.10            52           109         1.00%          8.8%
12/31/2013          1.93             0             0         1.00%         27.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.29             0   $         0         0.75%         36.8%
12/31/2016          2.40             0             0         0.75%          5.3%
12/31/2015          2.28             0             0         0.75%          6.7%
12/31/2014          2.14             0             0         0.75%          9.1%
12/31/2013          1.96             0             0         0.75%         27.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.38             0   $         0         0.50%         37.2%
12/31/2016          2.46             0             0         0.50%          5.5%
12/31/2015          2.34             0             0         0.50%          7.0%
12/31/2014          2.18             0             0         0.50%          9.4%
12/31/2013          2.00             0             0         0.50%         27.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.48             0   $         0         0.25%         37.5%
12/31/2016          2.53             0             0         0.25%          5.8%
12/31/2015          2.39             0             0         0.25%          7.3%
12/31/2014          2.23             0             0         0.25%          9.6%
12/31/2013          2.03             0             0         0.25%         28.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.58             0   $         0         0.00%         37.9%
12/31/2016          2.59             0             0         0.00%          6.1%
12/31/2015          2.45            46           113         0.00%          7.5%
12/31/2014          2.27            28            64         0.00%          9.9%
12/31/2013          2.07            29            61         0.00%         28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          GOLDMAN SACHS U.S. EQUITY INSIGHTS SERVICE CLASS - 38141W463

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,536,275  $     1,369,340           33,151
                                                       ===============  ===============
Receivables: investments sold                   1,283
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,537,558
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,537,558       1,112,868  $          1.38
Band 100                                         --              --             1.39
Band 75                                          --              --             1.41
Band 50                                          --              --             1.42
Band 25                                          --              --             1.43
Band 0                                           --              --             1.44
                                    ---------------  --------------
 Total                              $     1,537,558       1,112,868
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         14,049
Mortality & expense charges                                                          (18,018)
                                                                            -----------------
Net investment income (loss)                                                          (3,969)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              40,391
Realized gain distributions                                                          130,198
Net change in unrealized appreciation (depreciation)                                 119,741
                                                                            -----------------
Net gain (loss)                                                                      290,330
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        286,361
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,969)  $          1,924
Net realized gain (loss)                                           40,391               (122)
Realized gain distributions                                       130,198             46,974
Net change in unrealized appreciation (depreciation)              119,741             55,661
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 286,361            104,437
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          170,855          1,017,736
Cost of units redeemed                                           (384,678)           (38,602)
Account charges                                                    (1,457)            (1,116)
                                                         -----------------  -----------------
Increase (decrease)                                              (215,280)           978,018
                                                         -----------------  -----------------
Net increase (decrease)                                            71,081          1,082,455
Net assets, beginning                                           1,466,477            384,022
                                                         -----------------  -----------------
Net assets, ending                                       $      1,537,558   $      1,466,477
                                                         =================  =================

Units sold                                                        136,389            960,235
Units redeemed                                                   (316,067)           (37,448)
                                                         -----------------  -----------------
Net increase (decrease)                                          (179,678)           922,787
Units outstanding, beginning                                    1,292,546            369,759
                                                         -----------------  -----------------
Units outstanding, ending                                       1,112,868          1,292,546
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,638,731
Cost of units redeemed/account charges                                              (490,885)
Net investment income (loss)                                                             874
Net realized gain (loss)                                                              42,869
Realized gain distributions                                                          179,034
Net change in unrealized appreciation (depreciation)                                 166,935
                                                                            -----------------
Net assets                                                                  $      1,537,558
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38         1,113   $     1,538         1.25%         21.8%
12/31/2016          1.13         1,293         1,466         1.25%          9.2%
12/31/2015          1.04           370           384         1.25%         -2.6%
12/31/2014          1.07             0             0         1.25%          6.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         1.00%         22.1%
12/31/2016          1.14             0             0         1.00%          9.5%
12/31/2015          1.04             0             0         1.00%         -2.3%
12/31/2014          1.07             0             0         1.00%          6.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.75%         22.4%
12/31/2016          1.15             0             0         0.75%          9.8%
12/31/2015          1.05             0             0         0.75%         -2.1%
12/31/2014          1.07             0             0         0.75%          6.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0   $         0         0.50%         22.7%
12/31/2016          1.16             0             0         0.50%         10.1%
12/31/2015          1.05             0             0         0.50%         -1.8%
12/31/2014          1.07             0             0         0.50%          7.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         0.25%         23.0%
12/31/2016          1.16             0             0         0.25%         10.3%
12/31/2015          1.05             0             0         0.25%         -1.6%
12/31/2014          1.07             0             0         0.25%          7.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44             0   $         0         0.00%         23.3%
12/31/2016          1.17             0             0         0.00%         10.6%
12/31/2015          1.06             0             0         0.00%         -1.3%
12/31/2014          1.07             0             0         0.00%          7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.2%
    2015        2.1%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         GOLDMAN SACHS U.S. EQUITY INSIGHTS INVESTOR CLASS - 38145N642

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       615,102  $        563,285           13,380
                                                      ================  ===============
Receivables: investments sold                    523
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       615,625
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       615,625         440,088  $         1.40
Band 100                                        --              --            1.41
Band 75                                         --              --            1.42
Band 50                                         --              --            1.44
Band 25                                         --              --            1.45
Band 0                                          --              --            1.46
                                   ---------------  --------------
 Total                             $       615,625         440,088
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          7,648
Mortality & expense charges                                                           (8,263)
                                                                            -----------------
Net investment income (loss)                                                            (615)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              43,827
Realized gain distributions                                                           52,883
Net change in unrealized appreciation (depreciation)                                  37,789
                                                                            -----------------
Net gain (loss)                                                                      134,499
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        133,884
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (615)  $          2,441
Net realized gain (loss)                                           43,827              3,584
Realized gain distributions                                        52,883             19,599
Net change in unrealized appreciation (depreciation)               37,789             14,037
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 133,884             39,661
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          158,079            714,927
Cost of units redeemed                                           (293,553)          (137,317)
Account charges                                                       (88)              (117)
                                                         -----------------  -----------------
Increase (decrease)                                              (135,562)           577,493
                                                         -----------------  -----------------
Net increase (decrease)                                            (1,678)           617,154
Net assets, beginning                                             617,303                149
                                                         -----------------  -----------------
Net assets, ending                                       $        615,625   $        617,303
                                                         =================  =================

Units sold                                                        125,992            678,953
Units redeemed                                                   (225,248)          (139,752)
                                                         -----------------  -----------------
Net increase (decrease)                                           (99,256)           539,201
Units outstanding, beginning                                      539,344                143
                                                         -----------------  -----------------
Units outstanding, ending                                         440,088            539,344
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        873,159
Cost of units redeemed/account charges                                              (431,075)
Net investment income (loss)                                                           1,827
Net realized gain (loss)                                                              47,411
Realized gain distributions                                                           72,486
Net change in unrealized appreciation (depreciation)                                  51,817
                                                                            -----------------
Net assets                                                                  $        615,625
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40           440   $       616         1.25%         22.2%
12/31/2016          1.14           539           617         1.25%          9.6%
12/31/2015          1.04             0             0         1.25%         -2.2%
12/31/2014          1.07             0             0         1.25%          6.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         1.00%         22.5%
12/31/2016          1.15             0             0         1.00%          9.9%
12/31/2015          1.05             0             0         1.00%         -2.0%
12/31/2014          1.07             0             0         1.00%          6.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0   $         0         0.75%         22.8%
12/31/2016          1.16             0             0         0.75%         10.2%
12/31/2015          1.05             0             0         0.75%         -1.7%
12/31/2014          1.07             0             0         0.75%          7.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44             0   $         0         0.50%         23.1%
12/31/2016          1.17             0             0         0.50%         10.4%
12/31/2015          1.06             0             0         0.50%         -1.5%
12/31/2014          1.07             0             0         0.50%          7.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0   $         0         0.25%         23.4%
12/31/2016          1.17             0             0         0.25%         10.7%
12/31/2015          1.06             0             0         0.25%         -1.2%
12/31/2014          1.07             0             0         0.25%          7.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0   $         0         0.00%         23.8%
12/31/2016          1.18             0             0         0.00%         11.0%
12/31/2015          1.06             0             0         0.00%         -1.0%
12/31/2014          1.07             0             0         0.00%          7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        2.1%
    2015        1.3%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND ADMIN CLASS - 38141W265

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    10,696,628  $    10,696,627       10,839,061
                                                      ===============  ===============
Receivables: investments sold                142,433
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    10,839,061
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   10,461,438      10,681,204  $          0.98
Band 100                                        --              --             0.98
Band 75                                         --              --             0.99
Band 50                                         --              --             1.00
Band 25                                         --              --             1.00
Band 0                                     377,623         375,526             1.01
                                    --------------  --------------
 Total                              $   10,839,061      11,056,730
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         58,066
Mortality & expense charges                                                         (134,873)
                                                                            -----------------
Net investment income (loss)                                                         (76,807)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                       1
                                                                            -----------------
Net gain (loss)                                                                            1
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (76,806)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (76,807)  $       (160,916)
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                    1                 (1)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (76,806)          (160,917)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,873,404          8,471,763
Cost of units redeemed                                         (7,575,900)       (11,407,741)
Account charges                                                   (11,774)            (5,704)
                                                         -----------------  -----------------
Increase (decrease)                                              (714,270)        (2,941,682)
                                                         -----------------  -----------------
Net increase (decrease)                                          (791,076)        (3,102,599)
Net assets, beginning                                          11,630,137         14,732,736
                                                         -----------------  -----------------
Net assets, ending                                       $     10,839,061   $     11,630,137
                                                         =================  =================

Units sold                                                      7,023,663          8,655,066
Units redeemed                                                 (7,750,238)       (11,625,123)
                                                         -----------------  -----------------
Net increase (decrease)                                          (726,575)        (2,970,057)
Units outstanding, beginning                                   11,783,305         14,753,362
                                                         -----------------  -----------------
Units outstanding, ending                                      11,056,730         11,783,305
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     30,681,362
Cost of units redeemed/account charges                                           (19,594,890)
Net investment income (loss)                                                        (247,412)
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                       1
                                                                            -----------------
Net assets                                                                  $     10,839,061
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.98        10,681   $    10,461         1.25%         -0.7%
12/31/2016          0.99        11,423        11,269         1.25%         -1.2%
12/31/2015          1.00        14,404        14,384         1.25%         -0.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.98             0   $         0         1.00%         -0.5%
12/31/2016          0.99             0             0         1.00%         -1.0%
12/31/2015          1.00             0             0         1.00%         -0.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.99             0   $         0         0.75%         -0.2%
12/31/2016          0.99             0             0         0.75%         -0.7%
12/31/2015          1.00             0             0         0.75%         -0.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.50%          0.0%
12/31/2016          0.99             0             0         0.50%         -0.5%
12/31/2015          1.00             0             0         0.50%         -0.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.25%          0.3%
12/31/2016          1.00             0             0         0.25%         -0.2%
12/31/2015          1.00             0             0         0.25%          0.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01           376   $       378         0.00%          0.5%
12/31/2016          1.00           361           361         0.00%          0.0%
12/31/2015          1.00           349           349         0.00%          0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND RESOURCE CLASS - 38145C810

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     6,918,599   $    6,918,600        6,887,769
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (30,830)
                                     ----------------
Net assets                           $     6,887,769
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,292,537       3,374,995  $          0.98
Band 100                                  3,362,947       3,428,958             0.98
Band 75                                          --              --             0.99
Band 50                                     232,285         234,336             0.99
Band 25                                          --              --             1.00
Band 0                                           --              --             1.00
                                    ---------------  --------------
 Total                              $     6,887,769       7,038,289
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $         10,306
Mortality & expense charges                                                            (67,028)
                                                                              -----------------
Net investment income (loss)                                                           (56,722)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    --
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                        (1)
                                                                              -----------------
Net gain (loss)                                                                             (1)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (56,723)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (56,722)  $        (65,437)
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   (1)                --
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (56,723)           (65,437)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,641,254          4,479,102
Cost of units redeemed                                         (3,976,076)        (4,371,772)
Account charges                                                    (2,208)            (1,128)
                                                         -----------------  -----------------
Increase (decrease)                                               662,970            106,202
                                                         -----------------  -----------------
Net increase (decrease)                                           606,247             40,765
Net assets, beginning                                           6,281,522          6,240,757
                                                         -----------------  -----------------
Net assets, ending                                       $      6,887,769   $      6,281,522
                                                         =================  =================

Units sold                                                      4,828,234          5,226,536
Units redeemed                                                 (4,149,915)        (5,115,055)
                                                         -----------------  -----------------
Net increase (decrease)                                           678,319            111,481
Units outstanding, beginning                                    6,359,970          6,248,489
                                                         -----------------  -----------------
Units outstanding, ending                                       7,038,289          6,359,970
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     15,506,867
Cost of units redeemed/account charges                                            (8,493,400)
Net investment income (loss)                                                        (125,697)
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                      (1)
                                                                            -----------------
Net assets                                                                  $      6,887,769
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.98         3,375   $     3,293         1.25%         -1.1%
12/31/2016          0.99         3,531         3,482         1.25%         -1.2%
12/31/2015          1.00         2,847         2,843         1.25%         -0.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.98         3,429   $     3,363         1.00%         -0.8%
12/31/2016          0.99         2,591         2,562         1.00%         -1.0%
12/31/2015          1.00         3,143         3,139         1.00%         -0.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.99             0   $         0         0.75%         -0.6%
12/31/2016          0.99             0             0         0.75%         -0.7%
12/31/2015          1.00             0             0         0.75%         -0.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.99           234   $       232         0.50%         -0.3%
12/31/2016          0.99           238           237         0.50%         -0.5%
12/31/2015          1.00           125           125         0.50%         -0.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.25%         -0.1%
12/31/2016          1.00             0             0         0.25%         -0.2%
12/31/2015          1.00             0             0         0.25%          0.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.00%          0.2%
12/31/2016          1.00             0             0         0.00%          0.0%
12/31/2015          1.00           134           134         0.00%          0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND INVESTOR CLASS - 38145N592

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $   17,044,083   $    15,660,919          570,278
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (198,054)
                                     ---------------
Net assets                           $   16,846,029
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   16,846,029      12,226,032  $          1.38
Band 100                                        --              --             1.38
Band 75                                         --              --             1.39
Band 50                                         --              --             1.39
Band 25                                         --              --             1.40
Band 0                                          --              --             1.41
                                    --------------  --------------
 Total                              $   16,846,029      12,226,032
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        85,736
Mortality & expense charges                                                        (112,383)
                                                                            ----------------
Net investment income (loss)                                                        (26,647)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            183,596
Realized gain distributions                                                         665,695
Net change in unrealized appreciation (depreciation)                              1,311,952
                                                                            ----------------
Net gain (loss)                                                                   2,161,243
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,134,596
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (26,647)  $         16,845
Net realized gain (loss)                                          183,596               (276)
Realized gain distributions                                       665,695                 --
Net change in unrealized appreciation (depreciation)            1,311,952             71,212
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,134,596             87,781
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       13,125,087          3,340,023
Cost of units redeemed                                         (1,729,820)           (78,908)
Account charges                                                   (32,714)               (16)
                                                         -----------------  -----------------
Increase (decrease)                                            11,362,553          3,261,099
                                                         -----------------  -----------------
Net increase (decrease)                                        13,497,149          3,348,880
Net assets, beginning                                           3,348,880                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     16,846,029   $      3,348,880
                                                         =================  =================

Units sold                                                     10,540,458          3,183,645
Units redeemed                                                 (1,423,310)           (74,761)
                                                         -----------------  -----------------
Net increase (decrease)                                         9,117,148          3,108,884
Units outstanding, beginning                                    3,108,884                 --
                                                         -----------------  -----------------
Units outstanding, ending                                      12,226,032          3,108,884
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    16,465,110
Cost of units redeemed/account charges                                           (1,841,458)
Net investment income (loss)                                                         (9,802)
Net realized gain (loss)                                                            183,320
Realized gain distributions                                                         665,695
Net change in unrealized appreciation (depreciation)                              1,383,164
                                                                            ----------------
Net assets                                                                  $    16,846,029
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38        12,226   $    16,846         1.25%         27.9%
12/31/2016          1.08         3,109         3,349         1.25%          7.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         1.00%         28.2%
12/31/2016          1.08             0             0         1.00%          7.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.75%         28.6%
12/31/2016          1.08             0             0         0.75%          8.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.50%         28.9%
12/31/2016          1.08             0             0         0.50%          8.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40             0   $         0         0.25%         29.2%
12/31/2016          1.08             0             0         0.25%          8.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.00%         29.5%
12/31/2016          1.09             0             0         0.00%          8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.8%
    2016        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND SERVICE CLASS - 38142B377

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    8,612,494   $     7,967,503          287,250
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (147,220)
                                     ---------------
Net assets                           $    8,465,274
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,883,096       5,023,952  $          1.37
Band 100                                         --              --             1.38
Band 75                                          --              --             1.38
Band 50                                          --              --             1.39
Band 25                                          --              --             1.39
Band 0                                    1,582,178       1,131,588             1.40
                                    ---------------  --------------
 Total                              $     8,465,274       6,155,540
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         31,271
Mortality & expense charges                                                          (48,322)
                                                                            -----------------
Net investment income (loss)                                                         (17,051)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              67,933
Realized gain distributions                                                          360,379
Net change in unrealized appreciation (depreciation)                                 660,634
                                                                            -----------------
Net gain (loss)                                                                    1,088,946
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      1,071,895
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (17,051)  $          6,868
Net realized gain (loss)                                           67,933                 13
Realized gain distributions                                       360,379                 --
Net change in unrealized appreciation (depreciation)              660,634            (15,643)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,071,895             (8,762)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,673,404          1,447,343
Cost of units redeemed                                           (693,295)                --
Account charges                                                   (25,310)                (1)
                                                         -----------------  -----------------
Increase (decrease)                                             5,954,799          1,447,342
                                                         -----------------  -----------------
Net increase (decrease)                                         7,026,694          1,438,580
Net assets, beginning                                           1,438,580                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      8,465,274   $      1,438,580
                                                         =================  =================

Units sold                                                      5,392,271          1,338,412
Units redeemed                                                   (575,142)                (1)
                                                         -----------------  -----------------
Net increase (decrease)                                         4,817,129          1,338,411
Units outstanding, beginning                                    1,338,411                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       6,155,540          1,338,411
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      8,120,747
Cost of units redeemed/account charges                                              (718,606)
Net investment income (loss)                                                         (10,183)
Net realized gain (loss)                                                              67,946
Realized gain distributions                                                          360,379
Net change in unrealized appreciation (depreciation)                                 644,991
                                                                            -----------------
Net assets                                                                  $      8,465,274
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37         5,024   $     6,883         1.25%         27.5%
12/31/2016          1.07         1,338         1,439         1.25%          7.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         1.00%         27.8%
12/31/2016          1.08             0             0         1.00%          7.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.75%         28.1%
12/31/2016          1.08             0             0         0.75%          7.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.50%         28.4%
12/31/2016          1.08             0             0         0.50%          8.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.25%         28.7%
12/31/2016          1.08             0             0         0.25%          8.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40         1,132   $     1,582         0.00%         29.1%
12/31/2016          1.08             0             0         0.00%          8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND R6 CLASS - 38148U619

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        73,917  $         73,916           74,032
                                                      ================  ===============
Receivables: investments sold                    115
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        74,032
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       74,032          74,424  $          0.99
Band 100                                        --              --             1.00
Band 75                                         --              --             1.00
Band 50                                         --              --             1.00
Band 25                                         --              --             1.01
Band 0                                          --              --             1.01
                                    --------------  --------------
 Total                              $       74,032          74,424
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            325
Mortality & expense charges                                                             (401)
                                                                            -----------------
Net investment income (loss)                                                             (76)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                       1
                                                                            -----------------
Net gain (loss)                                                                            1
                                                                            -----------------

Increase (decrease) in net assets from operations                           $            (75)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (76)  $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                    1                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     (75)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          255,853                 --
Cost of units redeemed                                           (181,746)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                74,107                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            74,032                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         74,032   $             --
                                                         =================  ================

Units sold                                                        258,784                 --
Units redeemed                                                   (184,360)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            74,424                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          74,424                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        255,853
Cost of units redeemed/account charges                                              (181,746)
Net investment income (loss)                                                             (76)
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                       1
                                                                            -----------------
Net assets                                                                  $         74,032
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.99            74   $        74         1.25%         -0.5%
12/31/2016          1.00             0             0         1.25%         -0.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.00%         -0.2%
12/31/2016          1.00             0             0         1.00%          0.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.75%          0.0%
12/31/2016          1.00             0             0         0.75%          0.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.50%          0.3%
12/31/2016          1.00             0             0         0.50%          0.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          0.5%
12/31/2016          1.00             0             0         0.25%          0.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          0.8%
12/31/2016          1.00             0             0         0.00%          0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    GOLDMAN SACHS GROWTH OPPORTUNITIES FUND R6 CLASS - 38148U601 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.23
Band 100                                        --              --            1.23
Band 75                                         --              --            1.23
Band 50                                         --              --            1.24
Band 25                                         --              --            1.24
Band 0                                          --              --            1.24
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         1.25%         25.7%
12/31/2016          0.98             0             0         1.25%         -2.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         1.00%         26.0%
12/31/2016          0.98             0             0         1.00%         -2.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.75%         26.3%
12/31/2016          0.98             0             0         0.75%         -2.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.50%         26.6%
12/31/2016          0.98             0             0         0.50%         -2.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.25%         26.9%
12/31/2016          0.98             0             0         0.25%         -2.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.00%         27.2%
12/31/2016          0.98             0             0         0.00%         -2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FD. R6 CLASS - 38147X242

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         49,838  $        49,230            3,668
                                                       ===============  ===============
Receivables: investments sold                      23
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         49,861
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       49,861          39,166  $          1.27
Band 100                                        --              --             1.28
Band 75                                         --              --             1.28
Band 50                                         --              --             1.28
Band 25                                         --              --             1.29
Band 0                                          --              --             1.29
                                    --------------  --------------
 Total                              $       49,861          39,166
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             800
Mortality & expense charges                                                                (124)
                                                                              ------------------
Net investment income (loss)                                                                676
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      6
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                        608
                                                                              ------------------
Net gain (loss)                                                                             614
                                                                              ------------------

Increase (decrease) in net assets from operations                             $           1,290
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            676   $             --
Net realized gain (loss)                                                6                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  608                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   1,290                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           48,820                 --
Cost of units redeemed                                               (231)                --
Account charges                                                       (18)                --
                                                         -----------------  ----------------
Increase (decrease)                                                48,571                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            49,861                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         49,861   $             --
                                                         =================  ================

Units sold                                                         39,363                 --
Units redeemed                                                       (197)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            39,166                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          39,166                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $          48,820
Cost of units redeemed/account charges                                                     (249)
Net investment income (loss)                                                                676
Net realized gain (loss)                                                                      6
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                        608
                                                                              ------------------
Net assets                                                                    $          49,861
                                                                              ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27            39   $        50         1.25%         28.1%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         1.00%         28.4%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.75%         28.7%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.50%         29.1%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.25%         29.4%
12/31/2016          0.99             0             0         0.25%         -0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.00%         29.7%
12/31/2016          0.99             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND R6 CLASS - 38147X523

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       728,074   $       712,595           23,408
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,517)
                                     ----------------
Net assets                           $       723,557
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       723,557         570,155  $         1.27
Band 100                                        --              --            1.27
Band 75                                         --              --            1.28
Band 50                                         --              --            1.28
Band 25                                         --              --            1.28
Band 0                                          --              --            1.29
                                   ---------------  --------------
 Total                             $       723,557         570,155
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          4,425
Mortality & expense charges                                                            (2,532)
                                                                             -----------------
Net investment income (loss)                                                            1,893
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  716
Realized gain distributions                                                            28,608
Net change in unrealized appreciation (depreciation)                                   15,479
                                                                             -----------------
Net gain (loss)                                                                        44,803
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         46,696
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,893   $             --
Net realized gain (loss)                                              716                 --
Realized gain distributions                                        28,608                 --
Net change in unrealized appreciation (depreciation)               15,479                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  46,696                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          720,036                 --
Cost of units redeemed                                            (41,205)                --
Account charges                                                    (1,970)                --
                                                         -----------------  ----------------
Increase (decrease)                                               676,861                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           723,557                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        723,557   $             --
                                                         =================  ================

Units sold                                                        606,238                 --
Units redeemed                                                    (36,083)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           570,155                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         570,155                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        720,036
Cost of units redeemed/account charges                                                (43,175)
Net investment income (loss)                                                            1,893
Net realized gain (loss)                                                                  716
Realized gain distributions                                                            28,608
Net change in unrealized appreciation (depreciation)                                   15,479
                                                                             -----------------
Net assets                                                                   $        723,557
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27           570   $       724         1.25%         28.1%
12/31/2016          0.99             0             0         1.25%         -1.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         1.00%         28.4%
12/31/2016          0.99             0             0         1.00%         -0.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.75%         28.8%
12/31/2016          0.99             0             0         0.75%         -0.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.50%         29.1%
12/31/2016          0.99             0             0         0.50%         -0.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.25%         29.4%
12/31/2016          0.99             0             0         0.25%         -0.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.00%         29.7%
12/31/2016          0.99             0             0         0.00%         -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND R6 CLASS - 38147X515

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         42,401  $        39,177            1,936
                                                       ===============  ===============
Receivables: investments sold                      18
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         42,419
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       42,419          36,393  $          1.17
Band 100                                        --              --             1.17
Band 75                                         --              --             1.17
Band 50                                         --              --             1.17
Band 25                                         --              --             1.18
Band 0                                          --              --             1.18
                                    --------------  --------------
 Total                              $       42,419          36,393
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             525
Mortality & expense charges                                                                (191)
                                                                              ------------------
Net investment income (loss)                                                                334
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      6
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                      3,224
                                                                              ------------------
Net gain (loss)                                                                           3,230
                                                                              ------------------

Increase (decrease) in net assets from operations                             $           3,564
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            334   $             --
Net realized gain (loss)                                                6                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                3,224                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   3,564                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           38,858                 --
Cost of units redeemed                                                 (1)                --
Account charges                                                        (2)                --
                                                         -----------------  ----------------
Increase (decrease)                                                38,855                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            42,419                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         42,419   $             --
                                                         =================  ================

Units sold                                                         71,057                 --
Units redeemed                                                    (34,664)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            36,393                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          36,393                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $          38,858
Cost of units redeemed/account charges                                                       (3)
Net investment income (loss)                                                                334
Net realized gain (loss)                                                                      6
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                      3,224
                                                                              ------------------
Net assets                                                                    $          42,419
                                                                              ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17            36   $        42         1.25%         18.0%
12/31/2016          0.99             0             0         1.25%         -1.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         1.00%         18.3%
12/31/2016          0.99             0             0         1.00%         -1.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.75%         18.6%
12/31/2016          0.99             0             0         0.75%         -1.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.50%         18.9%
12/31/2016          0.99             0             0         0.50%         -1.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.25%         19.2%
12/31/2016          0.99             0             0         0.25%         -1.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.00%         19.5%
12/31/2016          0.99             0             0         0.00%         -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       GOLDMAN SACHS MID CAP VALUE FUND R6 CLASS - 38147X432 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.07
Band 100                                        --              --            1.08
Band 75                                         --              --            1.08
Band 50                                         --              --            1.08
Band 25                                         --              --            1.08
Band 0                                          --              --            1.09
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         1.25%          9.7%
12/31/2016          0.98             0             0         1.25%         -2.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         1.00%         10.0%
12/31/2016          0.98             0             0         1.00%         -2.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.75%         10.3%
12/31/2016          0.98             0             0         0.75%         -2.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.50%         10.6%
12/31/2016          0.98             0             0         0.50%         -2.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.25%         10.8%
12/31/2016          0.98             0             0         0.25%         -2.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.00%         11.1%
12/31/2016          0.98             0             0         0.00%         -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           GOLDMAN SACHS SMALL CAP VALUE FUND R6 CLASS - 38147X424

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     2,441,854   $    2,527,290           39,895
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (19,797)
                                     ----------------
Net assets                           $     2,422,057
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,422,057       2,220,138  $          1.09
Band 100                                         --              --             1.09
Band 75                                          --              --             1.10
Band 50                                          --              --             1.10
Band 25                                          --              --             1.10
Band 0                                           --              --             1.11
                                    ---------------  --------------
 Total                              $     2,422,057       2,220,138
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         10,466
Mortality & expense charges                                                            (8,697)
                                                                             -----------------
Net investment income (loss)                                                            1,769
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,999
Realized gain distributions                                                           185,715
Net change in unrealized appreciation (depreciation)                                  (85,436)
                                                                             -----------------
Net gain (loss)                                                                       104,278
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        106,047
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,769   $             --
Net realized gain (loss)                                            3,999                 --
Realized gain distributions                                       185,715                 --
Net change in unrealized appreciation (depreciation)              (85,436)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 106,047                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,687,117                 --
Cost of units redeemed                                           (369,823)                --
Account charges                                                    (1,284)                --
                                                         -----------------  ----------------
Increase (decrease)                                             2,316,010                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,422,057                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      2,422,057   $             --
                                                         =================  ================

Units sold                                                      2,570,857                 --
Units redeemed                                                   (350,719)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,220,138                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       2,220,138                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,687,117
Cost of units redeemed/account charges                                               (371,107)
Net investment income (loss)                                                            1,769
Net realized gain (loss)                                                                3,999
Realized gain distributions                                                           185,715
Net change in unrealized appreciation (depreciation)                                  (85,436)
                                                                             -----------------
Net assets                                                                   $      2,422,057
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09         2,220  $      2,422         1.25%         11.0%
12/31/2016          0.98             0             0         1.25%         -1.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0  $          0         1.00%         11.3%
12/31/2016          0.98             0             0         1.00%         -1.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         0.75%         11.5%
12/31/2016          0.98             0             0         0.75%         -1.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         0.50%         11.8%
12/31/2016          0.98             0             0         0.50%         -1.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         0.25%         12.1%
12/31/2016          0.98             0             0         0.25%         -1.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.00%         12.4%
12/31/2016          0.98             0             0         0.00%         -1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
  GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND R6 CLASS - 38147X465 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.11
Band 100                                        --              --            1.11
Band 75                                         --              --            1.11
Band 50                                         --              --            1.12
Band 25                                         --              --            1.12
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         1.25%         11.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         1.00%         11.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.75%         11.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         0.50%         11.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         0.25%         11.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         0.00%         11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        HENSSLER EQUITY FUND INSTITUTIONAL CLASS - 426894200 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.91
Band 100                                        --              --            1.94
Band 75                                         --              --            1.97
Band 50                                         --              --            2.00
Band 25                                         --              --            2.03
Band 0                                          --              --            2.06
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $          1,154
Cost of units redeemed/account charges                                                  (1,249)
Net investment income (loss)                                                                 3
Net realized gain (loss)                                                                  (199)
Realized gain distributions                                                                291
Net change in unrealized appreciation (depreciation)                                        --
                                                                              -----------------
Net assets                                                                    $             --
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91             0  $          0         1.25%          9.5%
12/31/2016          1.74             0             0         1.25%         13.0%
12/31/2015          1.54             0             0         1.25%         -3.9%
12/31/2014          1.61             0             1         1.25%          8.8%
12/31/2013          1.48             0             0         1.25%         34.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94             0  $          0         1.00%          9.8%
12/31/2016          1.77             0             0         1.00%         13.3%
12/31/2015          1.56             0             0         1.00%         -3.7%
12/31/2014          1.62             0             0         1.00%          9.1%
12/31/2013          1.48             0             0         1.00%         35.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.97             0  $          0         0.75%         10.0%
12/31/2016          1.79             0             0         0.75%         13.6%
12/31/2015          1.58             0             0         0.75%         -3.5%
12/31/2014          1.63             0             0         0.75%          9.4%
12/31/2013          1.49             0             0         0.75%         35.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00             0  $          0         0.50%         10.3%
12/31/2016          1.81             0             0         0.50%         13.9%
12/31/2015          1.59             0             0         0.50%         -3.2%
12/31/2014          1.65             0             0         0.50%          9.6%
12/31/2013          1.50             0             0         0.50%         35.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.03             0  $          0         0.25%         10.6%
12/31/2016          1.84             0             0         0.25%         14.2%
12/31/2015          1.61             0             0         0.25%         -3.0%
12/31/2014          1.66             0             0         0.25%          9.9%
12/31/2013          1.51             0             0         0.25%         36.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.06             0  $          0         0.00%         10.9%
12/31/2016          1.86             0             0         0.00%         14.4%
12/31/2015          1.63             0             0         0.00%         -2.7%
12/31/2014          1.67             0             0         0.00%         10.2%
12/31/2013          1.52             0             0         0.00%         36.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.9%
    2013        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         HENSSLER EQUITY FUND INVESTOR CLASS - 426894101 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.89
Band 100                                        --              --            1.93
Band 75                                         --              --            1.96
Band 50                                         --              --            2.00
Band 25                                         --              --            2.03
Band 0                                          --              --            2.07
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        569,070
Cost of units redeemed/account charges                                               (577,200)
Net investment income (loss)                                                           (2,502)
Net realized gain (loss)                                                                8,180
Realized gain distributions                                                             2,452
Net change in unrealized appreciation (depreciation)                                       --
                                                                             -----------------
Net assets                                                                   $             --
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89             0  $          0         1.25%          9.0%
12/31/2016          1.74             0             0         1.25%         12.5%
12/31/2015          1.54             0             0         1.25%         -4.4%
12/31/2014          1.61             0             0         1.25%          8.2%
12/31/2013          1.49             0             0         1.25%         33.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.93             0  $          0         1.00%          9.3%
12/31/2016          1.76             0             0         1.00%         12.7%
12/31/2015          1.56             0             0         1.00%         -4.1%
12/31/2014          1.63             0             0         1.00%          8.5%
12/31/2013          1.50             0             0         1.00%         34.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.96             0  $          0         0.75%          9.6%
12/31/2016          1.79             0             0         0.75%         13.0%
12/31/2015          1.58             0             0         0.75%         -3.9%
12/31/2014          1.65             0             0         0.75%          8.8%
12/31/2013          1.51             0             0         0.75%         34.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00             0  $          0         0.50%          9.8%
12/31/2016          1.82             0             0         0.50%         13.3%
12/31/2015          1.60             0             0         0.50%         -3.6%
12/31/2014          1.66             0             0         0.50%          9.0%
12/31/2013          1.53             0             0         0.50%         34.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.03             0  $          0         0.25%         10.1%
12/31/2016          1.85             0             0         0.25%         13.6%
12/31/2015          1.62             0             0         0.25%         -3.4%
12/31/2014          1.68             0             0         0.25%          9.3%
12/31/2013          1.54             0             0         0.25%         35.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07             0  $          0         0.00%         10.4%
12/31/2016          1.87             0             0         0.00%         13.9%
12/31/2015          1.65             0             0         0.00%         -3.2%
12/31/2014          1.70             0             0         0.00%          9.6%
12/31/2013          1.55             0             0         0.00%         35.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              INVESCO MID CAP GROWTH FUND R5 CLASS - 00143M547

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,150,308   $     1,127,934           28,642
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (8,890)
                                     ----------------
Net assets                           $     1,141,418
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,141,418         654,005  $          1.75
Band 100                                        --              --             1.77
Band 75                                         --              --             1.80
Band 50                                         --              --             1.82
Band 25                                         --              --             1.85
Band 0                                          --              --             1.87
                                    --------------  --------------
 Total                              $    1,141,418         654,005
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (11,458)
                                                                             -----------------
Net investment income (loss)                                                          (11,458)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,263
Realized gain distributions                                                            87,006
Net change in unrealized appreciation (depreciation)                                   91,170
                                                                             -----------------
Net gain (loss)                                                                       179,439
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        167,981
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (11,458)  $         (8,549)
Net realized gain (loss)                                            1,263            (18,077)
Realized gain distributions                                        87,006             18,544
Net change in unrealized appreciation (depreciation)               91,170             (1,605)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 167,981             (9,687)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          392,284            105,323
Cost of units redeemed                                           (127,553)          (118,634)
Account charges                                                      (502)               (52)
                                                         -----------------  -----------------
Increase (decrease)                                               264,229            (13,363)
                                                         -----------------  -----------------
Net increase (decrease)                                           432,210            (23,050)
Net assets, beginning                                             709,208            732,258
                                                         -----------------  -----------------
Net assets, ending                                       $      1,141,418   $        709,208
                                                         =================  =================

Units sold                                                        238,499             74,055
Units redeemed                                                    (76,631)           (88,091)
                                                         -----------------  -----------------
Net increase (decrease)                                           161,868            (14,036)
Units outstanding, beginning                                      492,137            506,173
                                                         -----------------  -----------------
Units outstanding, ending                                         654,005            492,137
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $      1,342,963
Cost of units redeemed/account charges                                                (392,565)
Net investment income (loss)                                                           (33,127)
Net realized gain (loss)                                                                (7,055)
Realized gain distributions                                                            208,828
Net change in unrealized appreciation (depreciation)                                    22,374
                                                                              -----------------
Net assets                                                                    $      1,141,418
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.75           654  $      1,141         1.25%         21.1%
12/31/2016          1.44           492           709         1.25%         -0.4%
12/31/2015          1.45           506           732         1.25%          0.3%
12/31/2014          1.44           414           597         1.25%          6.9%
12/31/2013          1.35            26            35         1.25%         35.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77             0  $          0         1.00%         21.4%
12/31/2016          1.46             0             0         1.00%         -0.1%
12/31/2015          1.46             0             0         1.00%          0.6%
12/31/2014          1.45             0             0         1.00%          7.2%
12/31/2013          1.35             0             0         1.00%         36.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80             0  $          0         0.75%         21.7%
12/31/2016          1.48             0             0         0.75%          0.1%
12/31/2015          1.47             0             0         0.75%          0.8%
12/31/2014          1.46             0             0         0.75%          7.5%
12/31/2013          1.36             0             0         0.75%         36.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.82             0  $          0         0.50%         22.0%
12/31/2016          1.49             0             0         0.50%          0.4%
12/31/2015          1.49             0             0         0.50%          1.1%
12/31/2014          1.47             0             0         0.50%          7.7%
12/31/2013          1.37             0             0         0.50%         36.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0  $          0         0.25%         22.3%
12/31/2016          1.51             0             0         0.25%          0.6%
12/31/2015          1.50             0             0         0.25%          1.4%
12/31/2014          1.48             0             0         0.25%          8.0%
12/31/2013          1.37             0             0         0.25%         37.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.87             0  $          0         0.00%         22.6%
12/31/2016          1.53             0             0         0.00%          0.9%
12/31/2015          1.52             0             0         0.00%          1.6%
12/31/2014          1.49             0             0         0.00%          8.3%
12/31/2013          1.38             0             0         0.00%         37.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             INVESCO AMERICAN FRANCHISE FUND A CLASS - 00142J578

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       240,671   $       209,336           12,147
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,246)
                                     ----------------
Net assets                           $       239,425
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       164,076          91,077  $         1.80
Band 100                                    75,349          41,355            1.82
Band 75                                         --              --            1.84
Band 50                                         --              --            1.86
Band 25                                         --              --            1.88
Band 0                                          --              --            1.91
                                   ---------------  --------------
 Total                             $       239,425         132,432
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (2,719)
                                                                             -----------------
Net investment income (loss)                                                           (2,719)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,220
Realized gain distributions                                                            12,290
Net change in unrealized appreciation (depreciation)                                   39,727
                                                                             -----------------
Net gain (loss)                                                                        55,237
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         52,518
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (2,719)  $         (2,759)
Net realized gain (loss)                                             3,220             (1,206)
Realized gain distributions                                         12,290              8,841
Net change in unrealized appreciation (depreciation)                39,727             (4,326)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   52,518                550
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            12,591              4,644
Cost of units redeemed                                             (50,771)           (45,427)
Account charges                                                        (80)               (35)
                                                          -----------------  -----------------
Increase (decrease)                                                (38,260)           (40,818)
                                                          -----------------  -----------------
Net increase (decrease)                                             14,258            (40,268)
Net assets, beginning                                              225,167            265,435
                                                          -----------------  -----------------
Net assets, ending                                        $        239,425   $        225,167
                                                          =================  =================

Units sold                                                           7,932              3,342
Units redeemed                                                     (31,964)           (32,772)
                                                          -----------------  -----------------
Net increase (decrease)                                            (24,032)           (29,430)
Units outstanding, beginning                                       156,464            185,894
                                                          -----------------  -----------------
Units outstanding, ending                                          132,432            156,464
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        529,426
Cost of units redeemed/account charges                                              (438,484)
Net investment income (loss)                                                         (14,273)
Net realized gain (loss)                                                              53,498
Realized gain distributions                                                           77,923
Net change in unrealized appreciation (depreciation)                                  31,335
                                                                            -----------------
Net assets                                                                  $        239,425
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80            91  $        164         1.25%         25.5%
12/31/2016          1.44           108           155         1.25%          0.7%
12/31/2015          1.42           116           165         1.25%          3.6%
12/31/2014          1.37           185           254         1.25%          7.0%
12/31/2013          1.28           224           288         1.25%         28.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.82            41  $         75         1.00%         25.8%
12/31/2016          1.45            49            71         1.00%          1.0%
12/31/2015          1.43            70           100         1.00%          3.9%
12/31/2014          1.38            99           136         1.00%          7.2%
12/31/2013          1.29             0             0         1.00%         28.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.84             0  $          0         0.75%         26.2%
12/31/2016          1.46             0             0         0.75%          1.3%
12/31/2015          1.44             0             0         0.75%          4.1%
12/31/2014          1.39             0             0         0.75%          7.5%
12/31/2013          1.29             0             0         0.75%         28.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.86             0  $          0         0.50%         26.5%
12/31/2016          1.47             0             0         0.50%          1.5%
12/31/2015          1.45             0             0         0.50%          4.4%
12/31/2014          1.39             0             0         0.50%          7.8%
12/31/2013          1.29             0             0         0.50%         29.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88             0  $          0         0.25%         26.8%
12/31/2016          1.49             0             0         0.25%          1.8%
12/31/2015          1.46             0             0         0.25%          4.7%
12/31/2014          1.40             0             0         0.25%          8.0%
12/31/2013          1.29             0             0         0.25%         29.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91             0  $          0         0.00%         27.1%
12/31/2016          1.50             0             0         0.00%          2.0%
12/31/2015          1.47             0             0         0.00%          4.9%
12/31/2014          1.40             0             0         0.00%          8.3%
12/31/2013          1.29             0             0         0.00%         29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               INVESCO AMERICAN VALUE FUND Y CLASS - 00143M794

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        220,847  $       229,344            5,948
                                                       ===============  ===============
Receivables: investments sold                   1,259
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        222,106
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       222,106         195,520  $         1.14
Band 100                                        --              --            1.15
Band 75                                         --              --            1.16
Band 50                                         --              --            1.17
Band 25                                         --              --            1.18
Band 0                                          --              --            1.19
                                   ---------------  --------------
 Total                             $       222,106         195,520
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $           1,902
Mortality & expense charges                                                              (2,488)
                                                                              ------------------
Net investment income (loss)                                                               (586)
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (35)
Realized gain distributions                                                              22,312
Net change in unrealized appreciation (depreciation)                                     (4,891)
                                                                              ------------------
Net gain (loss)                                                                          17,386
                                                                              ------------------

Increase (decrease) in net assets from operations                             $          16,800
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2017*               2016*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            (586)  $         (1,337)
Net realized gain (loss)                                                (35)            (2,793)
Realized gain distributions                                          22,312              1,507
Net change in unrealized appreciation (depreciation)                 (4,891)            27,045
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                    16,800             24,422
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             20,684             26,220
Cost of units redeemed                                               (5,165)           (18,878)
Account charges                                                         (52)               (35)
                                                          ------------------  -----------------
Increase (decrease)                                                  15,467              7,307
                                                          ------------------  -----------------
Net increase (decrease)                                              32,267             31,729
Net assets, beginning                                               189,839            158,110
                                                          ------------------  -----------------
Net assets, ending                                        $         222,106   $        189,839
                                                          ==================  =================

Units sold                                                           19,284             28,082
Units redeemed                                                       (4,871)           (19,730)
                                                          ------------------  -----------------
Net increase (decrease)                                              14,413              8,352
Units outstanding, beginning                                        181,107            172,755
                                                          ------------------  -----------------
Units outstanding, ending                                           195,520            181,107
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        228,898
Cost of units redeemed/account charges                                                 (26,716)
Net investment income (loss)                                                            (3,111)
Net realized gain (loss)                                                                (2,912)
Realized gain distributions                                                             34,444
Net change in unrealized appreciation (depreciation)                                    (8,497)
                                                                              -----------------
Net assets                                                                    $        222,106
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14           196  $        222         1.25%          8.4%
12/31/2016          1.05           181           190         1.25%         14.5%
12/31/2015          0.92           173           158         1.25%         -9.9%
12/31/2014          1.02             0             0         1.25%          1.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         1.00%          8.6%
12/31/2016          1.05             0             0         1.00%         14.8%
12/31/2015          0.92             0             0         1.00%         -9.6%
12/31/2014          1.02             0             0         1.00%          1.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         0.75%          8.9%
12/31/2016          1.06             0             0         0.75%         15.1%
12/31/2015          0.92             0             0         0.75%         -9.4%
12/31/2014          1.02             0             0         0.75%          1.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0  $          0         0.50%          9.2%
12/31/2016          1.07             0             0         0.50%         15.4%
12/31/2015          0.93             0             0         0.50%         -9.2%
12/31/2014          1.02             0             0         0.50%          1.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0  $          0         0.25%          9.5%
12/31/2016          1.07             0             0         0.25%         15.7%
12/31/2015          0.93             0             0         0.25%         -9.0%
12/31/2014          1.02             0             0         0.25%          2.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0  $          0         0.00%          9.7%
12/31/2016          1.08             0             0         0.00%         16.0%
12/31/2015          0.93             0             0         0.00%         -8.7%
12/31/2014          1.02             0             0         0.00%          2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        0.5%
    2015        0.2%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               INVESCO AMERICAN VALUE FUND A CLASS - 00143M844

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        365,497  $       385,692            9,958
                                                       ===============  ===============
Receivables: investments sold                   3,853
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        369,350
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       369,350         327,924  $         1.13
Band 100                                        --              --            1.14
Band 75                                         --              --            1.15
Band 50                                         --              --            1.16
Band 25                                         --              --            1.17
Band 0                                          --              --            1.18
                                   ---------------  --------------
 Total                             $       369,350         327,924
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          2,118
Mortality & expense charges                                                             (5,381)
                                                                              -----------------
Net investment income (loss)                                                            (3,263)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,955)
Realized gain distributions                                                             37,125
Net change in unrealized appreciation (depreciation)                                    (1,126)
                                                                              -----------------
Net gain (loss)                                                                         34,044
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         30,781
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (3,263)  $         (4,318)
Net realized gain (loss)                                            (1,955)           (11,773)
Realized gain distributions                                         37,125              3,651
Net change in unrealized appreciation (depreciation)                (1,126)            70,433
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   30,781             57,993
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            55,207             36,512
Cost of units redeemed                                            (159,000)           (72,658)
Account charges                                                        (64)                --
                                                          -----------------  -----------------
Increase (decrease)                                               (103,857)           (36,146)
                                                          -----------------  -----------------
Net increase (decrease)                                            (73,076)            21,847
Net assets, beginning                                              442,426            420,579
                                                          -----------------  -----------------
Net assets, ending                                        $        369,350   $        442,426
                                                          =================  =================

Units sold                                                          52,081             39,270
Units redeemed                                                    (148,754)           (75,868)
                                                          -----------------  -----------------
Net increase (decrease)                                            (96,673)           (36,598)
Units outstanding, beginning                                       424,597            461,195
                                                          -----------------  -----------------
Units outstanding, ending                                          327,924            424,597
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        623,453
Cost of units redeemed/account charges                                               (274,029)
Net investment income (loss)                                                          (10,354)
Net realized gain (loss)                                                              (17,489)
Realized gain distributions                                                            67,964
Net change in unrealized appreciation (depreciation)                                  (20,195)
                                                                             -----------------
Net assets                                                                   $        369,350
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13           328  $        369         1.25%          8.1%
12/31/2016          1.04           425           442         1.25%         14.3%
12/31/2015          0.91           461           421         1.25%        -10.1%
12/31/2014          1.01             0             0         1.25%          1.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0  $          0         1.00%          8.4%
12/31/2016          1.05             0             0         1.00%         14.5%
12/31/2015          0.92             0             0         1.00%         -9.9%
12/31/2014          1.02             0             0         1.00%          1.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         0.75%          8.6%
12/31/2016          1.06             0             0         0.75%         14.8%
12/31/2015          0.92             0             0         0.75%         -9.6%
12/31/2014          1.02             0             0         0.75%          1.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         0.50%          8.9%
12/31/2016          1.06             0             0         0.50%         15.1%
12/31/2015          0.92             0             0         0.50%         -9.4%
12/31/2014          1.02             0             0         0.50%          1.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0  $          0         0.25%          9.2%
12/31/2016          1.07             0             0         0.25%         15.4%
12/31/2015          0.93             0             0         0.25%         -9.2%
12/31/2014          1.02             0             0         0.25%          1.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0  $          0         0.00%          9.4%
12/31/2016          1.08             0             0         0.00%         15.7%
12/31/2015          0.93             0             0         0.00%         -9.0%
12/31/2014          1.02             0             0         0.00%          2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        0.2%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                  INVESCO COMSTOCK FUND R CLASS - 00143M679

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     2,334,179   $     2,075,358           86,701
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,500)
                                     ----------------
Net assets                           $     2,329,679
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,329,679       1,215,221  $          1.92
Band 100                                         --              --             1.94
Band 75                                          --              --             1.97
Band 50                                          --              --             1.99
Band 25                                          --              --             2.02
Band 0                                           --              --             2.04
                                    ---------------  --------------
 Total                              $     2,329,679       1,215,221
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         28,818
Mortality & expense charges                                                          (28,126)
                                                                            -----------------
Net investment income (loss)                                                             692
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              32,388
Realized gain distributions                                                           49,581
Net change in unrealized appreciation (depreciation)                                 245,114
                                                                            -----------------
Net gain (loss)                                                                      327,083
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        327,775
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            692   $         14,109
Net realized gain (loss)                                           32,388           (108,538)
Realized gain distributions                                        49,581            117,536
Net change in unrealized appreciation (depreciation)              245,114            254,323
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 327,775            277,430
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          663,466            561,264
Cost of units redeemed                                           (843,961)          (661,274)
Account charges                                                    (1,615)            (2,432)
                                                         -----------------  -----------------
Increase (decrease)                                              (182,110)          (102,442)
                                                         -----------------  -----------------
Net increase (decrease)                                           145,665            174,988
Net assets, beginning                                           2,184,014          2,009,026
                                                         -----------------  -----------------
Net assets, ending                                       $      2,329,679   $      2,184,014
                                                         =================  =================

Units sold                                                        388,699            396,405
Units redeemed                                                   (495,777)          (486,057)
                                                         -----------------  -----------------
Net increase (decrease)                                          (107,078)           (89,652)
Units outstanding, beginning                                    1,322,299          1,411,951
                                                         -----------------  -----------------
Units outstanding, ending                                       1,215,221          1,322,299
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      4,218,861
Cost of units redeemed/account charges                                             (2,482,619)
Net investment income (loss)                                                           16,808
Net realized gain (loss)                                                              (23,751)
Realized gain distributions                                                           341,559
Net change in unrealized appreciation (depreciation)                                  258,821
                                                                             -----------------
Net assets                                                                   $      2,329,679
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.92         1,215  $      2,330         1.25%         16.1%
12/31/2016          1.65         1,322         2,184         1.25%         16.1%
12/31/2015          1.42         1,412         2,009         1.25%         -7.3%
12/31/2014          1.54         1,038         1,595         1.25%          7.5%
12/31/2013          1.43           378           540         1.25%         33.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94             0  $          0         1.00%         16.4%
12/31/2016          1.67             0             0         1.00%         16.4%
12/31/2015          1.43             0             0         1.00%         -7.1%
12/31/2014          1.54             0             0         1.00%          7.8%
12/31/2013          1.43             0             0         1.00%         33.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.97             0  $          0         0.75%         16.6%
12/31/2016          1.69             0             0         0.75%         16.7%
12/31/2015          1.45             0             0         0.75%         -6.9%
12/31/2014          1.55             0             0         0.75%          8.0%
12/31/2013          1.44             0             0         0.75%         33.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.99             0  $          0         0.50%         16.9%
12/31/2016          1.70             0             0         0.50%         17.0%
12/31/2015          1.46             0             0         0.50%         -6.6%
12/31/2014          1.56             0             0         0.50%          8.3%
12/31/2013          1.44             0             0         0.50%         34.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.02             0  $          0         0.25%         17.2%
12/31/2016          1.72             0             0         0.25%         17.2%
12/31/2015          1.47             0             0         0.25%         -6.4%
12/31/2014          1.57             0             0         0.25%          8.6%
12/31/2013          1.44             0             0         0.25%         34.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.04             0  $          0         0.00%         17.5%
12/31/2016          1.74             0             0         0.00%         17.5%
12/31/2015          1.48             0             0         0.00%         -6.2%
12/31/2014          1.58             0             0         0.00%          8.8%
12/31/2013          1.45             0             0         0.00%         34.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.8%
    2015        1.2%
    2014        1.7%
    2013        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                  INVESCO COMSTOCK FUND A CLASS - 00143M711

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,065,353  $        945,731           39,689
                                                      ================  ===============
Receivables: investments sold                    717
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,066,070
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,029,532         530,523  $          1.94
Band 100                                        --              --             1.97
Band 75                                         --              --             1.99
Band 50                                         --              --             2.02
Band 25                                         --              --             2.04
Band 0                                      36,538          17,661             2.07
                                    --------------  --------------
 Total                              $    1,066,070         548,184
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        31,732
Mortality & expense charges                                                         (27,810)
                                                                            ----------------
Net investment income (loss)                                                          3,922
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            156,776
Realized gain distributions                                                          36,721
Net change in unrealized appreciation (depreciation)                                158,450
                                                                            ----------------
Net gain (loss)                                                                     351,947
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       355,869
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,922   $         52,385
Net realized gain (loss)                                          156,776           (135,269)
Realized gain distributions                                        36,721            314,950
Net change in unrealized appreciation (depreciation)              158,450            597,204
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 355,869            829,270
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          241,140            489,477
Cost of units redeemed                                         (5,270,158)        (1,417,534)
Account charges                                                      (681)              (514)
                                                         -----------------  -----------------
Increase (decrease)                                            (5,029,699)          (928,571)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,673,830)           (99,301)
Net assets, beginning                                           5,739,900          5,839,201
                                                         -----------------  -----------------
Net assets, ending                                       $      1,066,070   $      5,739,900
                                                         =================  =================

Units sold                                                        146,695            337,311
Units redeemed                                                 (3,038,056)          (970,157)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,891,361)          (632,846)
Units outstanding, beginning                                    3,439,545          4,072,391
                                                         -----------------  -----------------
Units outstanding, ending                                         548,184          3,439,545
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    13,163,479
Cost of units redeemed/account charges                                          (13,531,885)
Net investment income (loss)                                                         97,956
Net realized gain (loss)                                                            380,108
Realized gain distributions                                                         836,790
Net change in unrealized appreciation (depreciation)                                119,622
                                                                            ----------------
Net assets                                                                  $     1,066,070
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94           531  $      1,030         1.25%         16.3%
12/31/2016          1.67         3,426         5,716         1.25%         16.4%
12/31/2015          1.43         4,064         5,827         1.25%         -7.1%
12/31/2014          1.54         5,236         8,082         1.25%          7.8%
12/31/2013          1.43         1,370         1,962         1.25%         33.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.97             0  $          0         1.00%         16.6%
12/31/2016          1.69             0             0         1.00%         16.7%
12/31/2015          1.44             0             0         1.00%         -6.9%
12/31/2014          1.55             0             0         1.00%          8.0%
12/31/2013          1.44             0             0         1.00%         33.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.99             0  $          0         0.75%         16.9%
12/31/2016          1.70             0             0         0.75%         17.0%
12/31/2015          1.46             0             0         0.75%         -6.6%
12/31/2014          1.56             0             0         0.75%          8.3%
12/31/2013          1.44             0             0         0.75%         34.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.02             0  $          0         0.50%         17.2%
12/31/2016          1.72             0             0         0.50%         17.2%
12/31/2015          1.47             0             0         0.50%         -6.4%
12/31/2014          1.57             0             0         0.50%          8.6%
12/31/2013          1.44             0             0         0.50%         34.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.04             0  $          0         0.25%         17.5%
12/31/2016          1.74             0             0         0.25%         17.5%
12/31/2015          1.48             0             0         0.25%         -6.2%
12/31/2014          1.58             0             0         0.25%          8.8%
12/31/2013          1.45             0             0         0.25%         34.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07            18  $         37         0.00%         17.8%
12/31/2016          1.76            13            23         0.00%         17.8%
12/31/2015          1.49             8            12         0.00%         -5.9%
12/31/2014          1.58             4             6         0.00%          9.1%
12/31/2013          1.45             0             0         0.00%         35.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        2.1%
    2015        1.3%
    2014        2.4%
    2013        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        INVESCO DIVERSIFIED DIVIDEND FUND INVESTOR CLASS - 001413194

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    39,059,393  $    35,103,696        1,930,524
                                                      ===============  ===============
Receivables: investments sold                207,480
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    39,266,873
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   39,266,873      21,564,671  $          1.82
Band 100                                        --              --             1.85
Band 75                                         --              --             1.88
Band 50                                         --              --             1.91
Band 25                                         --              --             1.95
Band 0                                          --              --             1.98
                                    --------------  --------------
 Total                              $   39,266,873      21,564,671
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       710,503
Mortality & expense charges                                                        (480,693)
                                                                            ----------------
Net investment income (loss)                                                        229,810
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            548,799
Realized gain distributions                                                         290,390
Net change in unrealized appreciation (depreciation)                              1,503,992
                                                                            ----------------
Net gain (loss)                                                                   2,343,181
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,572,991
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        229,810   $        157,913
Net realized gain (loss)                                          548,799            329,509
Realized gain distributions                                       290,390            848,945
Net change in unrealized appreciation (depreciation)            1,503,992          2,157,610
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,572,991          3,493,977
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        8,143,612         19,513,722
Cost of units redeemed                                         (7,885,077)        (7,450,990)
Account charges                                                   (10,714)            (6,235)
                                                         -----------------  -----------------
Increase (decrease)                                               247,821         12,056,497
                                                         -----------------  -----------------
Net increase (decrease)                                         2,820,812         15,550,474
Net assets, beginning                                          36,446,061         20,895,587
                                                         -----------------  -----------------
Net assets, ending                                       $     39,266,873   $     36,446,061
                                                         =================  =================

Units sold                                                      4,668,445         12,915,080
Units redeemed                                                 (4,500,746)        (5,369,317)
                                                         -----------------  -----------------
Net increase (decrease)                                           167,699          7,545,763
Units outstanding, beginning                                   21,396,972         13,851,209
                                                         -----------------  -----------------
Units outstanding, ending                                      21,564,671         21,396,972
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     49,883,519
Cost of units redeemed/account charges                                           (17,988,826)
Net investment income (loss)                                                         478,865
Net realized gain (loss)                                                           1,171,392
Realized gain distributions                                                        1,766,226
Net change in unrealized appreciation (depreciation)                               3,955,697
                                                                            -----------------
Net assets                                                                  $     39,266,873
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.82        21,565  $     39,267         1.25%          6.9%
12/31/2016          1.70        21,397        36,446         1.25%         12.9%
12/31/2015          1.51        13,851        20,896         1.25%          0.5%
12/31/2014          1.50         4,231         6,348         1.25%         10.7%
12/31/2013          1.36         3,698         5,012         1.25%         27.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0  $          0         1.00%          7.2%
12/31/2016          1.73             0             0         1.00%         13.2%
12/31/2015          1.53             0             0         1.00%          0.8%
12/31/2014          1.51             0             0         1.00%         11.0%
12/31/2013          1.36             0             0         1.00%         27.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88             0  $          0         0.75%          7.4%
12/31/2016          1.75             0             0         0.75%         13.5%
12/31/2015          1.54             0             0         0.75%          1.1%
12/31/2014          1.53             0             0         0.75%         11.3%
12/31/2013          1.37             0             0         0.75%         28.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91             0  $          0         0.50%          7.7%
12/31/2016          1.78             0             0         0.50%         13.8%
12/31/2015          1.56             0             0         0.50%          1.3%
12/31/2014          1.54             0             0         0.50%         11.5%
12/31/2013          1.38             0             0         0.50%         28.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95             0  $          0         0.25%          8.0%
12/31/2016          1.80             0             0         0.25%         14.0%
12/31/2015          1.58             0             0         0.25%          1.6%
12/31/2014          1.56             0             0         0.25%         11.8%
12/31/2013          1.39             0             0         0.25%         28.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0  $          0         0.00%          8.2%
12/31/2016          1.83             0             0         0.00%         14.3%
12/31/2015          1.60             0             0         0.00%          1.8%
12/31/2014          1.57             0             0         0.00%         12.1%
12/31/2013          1.40             0             0         0.00%         28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        1.8%
    2015        1.0%
    2014        1.6%
    2013        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            INVESCO DIVERSIFIED DIVIDEND FUND A CLASS - 001413541

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $    10,820,029   $     9,906,573          531,106
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (6,707)
                                     ----------------
Net assets                           $    10,813,322
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $    9,534,228        5,244,996  $         1.82
Band 100                                 1,134,428          613,738            1.85
Band 75                                         --               --            1.88
Band 50                                         --               --            1.91
Band 25                                         --               --            1.94
Band 0                                     144,666           73,218            1.98
                                    --------------  ---------------
 Total                              $   10,813,322        5,931,952
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       219,367
Mortality & expense charges                                                        (157,521)
                                                                            ----------------
Net investment income (loss)                                                         61,846
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            550,074
Realized gain distributions                                                          79,785
Net change in unrealized appreciation (depreciation)                                133,774
                                                                            ----------------
Net gain (loss)                                                                     763,633
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       825,479
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         61,846   $         76,720
Net realized gain (loss)                                          550,074            112,103
Realized gain distributions                                        79,785            353,848
Net change in unrealized appreciation (depreciation)              133,774            952,675
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 825,479          1,495,346
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,267,686          7,501,707
Cost of units redeemed                                         (8,393,261)        (3,639,187)
Account charges                                                   (11,065)           (12,194)
                                                         -----------------  -----------------
Increase (decrease)                                            (5,136,640)         3,850,326
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,311,161)         5,345,672
Net assets, beginning                                          15,124,483          9,778,811
                                                         -----------------  -----------------
Net assets, ending                                       $     10,813,322   $     15,124,483
                                                         =================  =================

Units sold                                                      1,889,654          4,657,509
Units redeemed                                                 (4,779,254)        (2,296,778)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,889,600)         2,360,731
Units outstanding, beginning                                    8,821,552          6,460,821
                                                         -----------------  -----------------
Units outstanding, ending                                       5,931,952          8,821,552
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     27,789,032
Cost of units redeemed/account charges                                           (21,238,590)
Net investment income (loss)                                                         274,663
Net realized gain (loss)                                                           2,045,885
Realized gain distributions                                                        1,028,876
Net change in unrealized appreciation (depreciation)                                 913,456
                                                                            -----------------
Net assets                                                                  $     10,813,322
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.82         5,245  $      9,534         1.25%          6.9%
12/31/2016          1.70         7,287        12,395         1.25%         12.9%
12/31/2015          1.51         5,466         8,235         1.25%          0.5%
12/31/2014          1.50         3,525         5,282         1.25%         10.5%
12/31/2013          1.36         4,149         5,625         1.25%         27.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85           614  $      1,134         1.00%          7.1%
12/31/2016          1.73           725         1,250         1.00%         13.2%
12/31/2015          1.52           603           918         1.00%          0.8%
12/31/2014          1.51           560           847         1.00%         10.8%
12/31/2013          1.36            12            17         1.00%         27.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88             0  $          0         0.75%          7.4%
12/31/2016          1.75             0             0         0.75%         13.5%
12/31/2015          1.54             0             0         0.75%          1.0%
12/31/2014          1.53             0             0         0.75%         11.1%
12/31/2013          1.37             0             0         0.75%         28.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91             0  $          0         0.50%          7.7%
12/31/2016          1.77             0             0         0.50%         13.8%
12/31/2015          1.56             0             0         0.50%          1.3%
12/31/2014          1.54             0             0         0.50%         11.4%
12/31/2013          1.38             0             0         0.50%         28.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94             0  $          0         0.25%          7.9%
12/31/2016          1.80             0             0         0.25%         14.1%
12/31/2015          1.58             0             0         0.25%          1.5%
12/31/2014          1.55             0             0         0.25%         11.7%
12/31/2013          1.39             0             0         0.25%         28.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98            73  $        145         0.00%          8.2%
12/31/2016          1.83           810         1,479         0.00%         14.3%
12/31/2015          1.60           392           626         0.00%          1.8%
12/31/2014          1.57           974         1,528         0.00%         11.9%
12/31/2013          1.40           978         1,371         0.00%         29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.7%
    2016        1.7%
    2015        1.5%
    2014        1.5%
    2013        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               INVESCO ENERGY FUND INVESTOR CLASS - 00142F105

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       699,544   $       756,520           27,821
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,326)
                                     ----------------
Net assets                           $       697,218
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       697,218         357,474  $         1.95
Band 100                                        --              --            2.02
Band 75                                         --              --            2.09
Band 50                                         --              --            2.17
Band 25                                         --              --            2.25
Band 0                                          --              --            2.40
                                   ---------------  --------------
 Total                             $       697,218         357,474
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         19,612
Mortality & expense charges                                                          (13,054)
                                                                            -----------------
Net investment income (loss)                                                           6,558
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (401,462)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 249,691
                                                                            -----------------
Net gain (loss)                                                                     (151,771)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (145,213)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,558   $            633
Net realized gain (loss)                                         (401,462)          (350,508)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              249,691            705,646
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (145,213)           355,771
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          298,668          1,139,787
Cost of units redeemed                                         (1,522,166)          (942,839)
Account charges                                                      (108)              (268)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,223,606)           196,680
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,368,819)           552,451
Net assets, beginning                                           2,066,037          1,513,586
                                                         -----------------  -----------------
Net assets, ending                                       $        697,218   $      2,066,037
                                                         =================  =================

Units sold                                                        161,663            579,583
Units redeemed                                                   (764,083)          (484,896)
                                                         -----------------  -----------------
Net increase (decrease)                                          (602,420)            94,687
Units outstanding, beginning                                      959,894            865,207
                                                         -----------------  -----------------
Units outstanding, ending                                         357,474            959,894
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $       9,664,001
Cost of units redeemed/account charges                                             (8,398,583)
Net investment income (loss)                                                         (183,624)
Net realized gain (loss)                                                           (1,094,083)
Realized gain distributions                                                           766,483
Net change in unrealized appreciation (depreciation)                                  (56,976)
                                                                            ------------------
Net assets                                                                  $         697,218
                                                                            ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95           357  $        697         1.25%         -9.4%
12/31/2016          2.15           960         2,066         1.25%         23.0%
12/31/2015          1.75           865         1,514         1.25%        -30.2%
12/31/2014          2.51         1,011         2,535         1.25%        -18.3%
12/31/2013          3.07           840         2,577         1.25%         20.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.02             0  $          0         1.00%         -9.2%
12/31/2016          2.22             0             0         1.00%         23.3%
12/31/2015          1.80             0             0         1.00%        -30.1%
12/31/2014          2.58             0             0         1.00%        -18.1%
12/31/2013          3.15             0             0         1.00%         21.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.09             0  $          0         0.75%         -8.9%
12/31/2016          2.30             0             0         0.75%         23.6%
12/31/2015          1.86             0             0         0.75%        -29.9%
12/31/2014          2.65             0             0         0.75%        -17.9%
12/31/2013          3.23             0             0         0.75%         21.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.17             0  $          0         0.50%         -8.7%
12/31/2016          2.38             0             0         0.50%         24.0%
12/31/2015          1.92             0             0         0.50%        -29.7%
12/31/2014          2.73             0             0         0.50%        -17.7%
12/31/2013          3.31             0             0         0.50%         21.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.25             0  $          0         0.25%         -8.5%
12/31/2016          2.46             0             0         0.25%         24.3%
12/31/2015          1.98             0             0         0.25%        -29.5%
12/31/2014          2.81             0             0         0.25%        -17.5%
12/31/2013          3.40             0             0         0.25%         22.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.40             0  $          0         0.00%         -8.2%
12/31/2016          2.62             0             0         0.00%         24.6%
12/31/2015          2.10             0             0         0.00%        -29.4%
12/31/2014          2.98             0             0         0.00%        -17.2%
12/31/2013          3.60             0             0         0.00%         22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        1.2%
    2015        0.5%
    2014        0.3%
    2013        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               INVESCO MID CAP GROWTH FUND R CLASS - 00143M562

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $          9,986  $         9,400              272
                                                       ===============  ===============
Receivables: investments sold                      10
Payables: investments purchased                    --
                                     ----------------
Net assets                           $          9,996
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $            --               --  $         1.68
Band 100                                      9,996            5,851            1.71
Band 75                                          --               --            1.73
Band 50                                          --               --            1.76
Band 25                                          --               --            1.78
Band 0                                           --               --            1.81
                                    ---------------  ---------------
 Total                              $         9,996            5,851
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $              --
Mortality & expense charges                                                                 (74)
                                                                               -----------------
Net investment income (loss)                                                                (74)
                                                                               -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      6
Realized gain distributions                                                                 788
Net change in unrealized appreciation (depreciation)                                        592
                                                                               -----------------
Net gain (loss)                                                                           1,386
                                                                               -----------------

Increase (decrease) in net assets from operations                             $           1,312
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2017*             2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            (74)  $            (74)
Net realized gain (loss)                                                 6               (355)
Realized gain distributions                                            788                134
Net change in unrealized appreciation (depreciation)                   592                426
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    1,312                131
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             3,478              3,638
Cost of units redeemed                                                  --             (4,881)
Account charges                                                         --                 --
                                                          -----------------  -----------------
Increase (decrease)                                                  3,478             (1,243)
                                                          -----------------  -----------------
Net increase (decrease)                                              4,790             (1,112)
Net assets, beginning                                                5,206              6,318
                                                          -----------------  -----------------
Net assets, ending                                        $          9,996   $          5,206
                                                          =================  =================

Units sold                                                           2,173              2,894
Units redeemed                                                          --             (3,646)
                                                          -----------------  -----------------
Net increase (decrease)                                              2,173               (752)
Units outstanding, beginning                                         3,678              4,430
                                                          -----------------  -----------------
Units outstanding, ending                                            5,851              3,678
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         42,629
Cost of units redeemed/account charges                                                (44,670)
Net investment income (loss)                                                             (970)
Net realized gain (loss)                                                                6,782
Realized gain distributions                                                             5,639
Net change in unrealized appreciation (depreciation)                                      586
                                                                             -----------------
Net assets                                                                   $          9,996
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.68             0  $          0         1.25%         20.4%
12/31/2016          1.40             0             0         1.25%         -1.0%
12/31/2015          1.41             0             0         1.25%         -0.3%
12/31/2014          1.42            20            29         1.25%          6.3%
12/31/2013          1.33            18            24         1.25%         35.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.71             6  $         10         1.00%         20.7%
12/31/2016          1.42             4             5         1.00%         -0.8%
12/31/2015          1.43             4             6         1.00%          0.0%
12/31/2014          1.43             8            11         1.00%          6.6%
12/31/2013          1.34             6             8         1.00%         35.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.73             0  $          0         0.75%         21.0%
12/31/2016          1.43             0             0         0.75%         -0.5%
12/31/2015          1.44             0             0         0.75%          0.2%
12/31/2014          1.44             0             0         0.75%          6.9%
12/31/2013          1.34             0             0         0.75%         35.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.76             0  $          0         0.50%         21.3%
12/31/2016          1.45             0             0         0.50%         -0.3%
12/31/2015          1.45             0             0         0.50%          0.5%
12/31/2014          1.45             0             0         0.50%          7.1%
12/31/2013          1.35             0             0         0.50%         36.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78             0  $          0         0.25%         21.6%
12/31/2016          1.47             0             0         0.25%          0.0%
12/31/2015          1.47             0             0         0.25%          0.7%
12/31/2014          1.46             0             0         0.25%          7.4%
12/31/2013          1.36             0             0         0.25%         36.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.81             0  $          0         0.00%         21.9%
12/31/2016          1.48             0             0         0.00%          0.2%
12/31/2015          1.48             0             0         0.00%          1.0%
12/31/2014          1.47             0             0         0.00%          7.7%
12/31/2013          1.36             0             0         0.00%         36.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                   INVESCO ENERGY FUND A CLASS - 00142F204

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,197,446   $     1,458,186           47,556
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (923)
                                     ---------------
Net assets                           $    1,196,523
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,040,939         444,482  $          2.34
Band 100                                   155,584          64,109             2.43
Band 75                                         --              --             2.51
Band 50                                         --              --             2.61
Band 25                                         --              --             2.70
Band 0                                          --              --             2.81
                                    --------------  --------------
 Total                              $    1,196,523         508,591
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         25,839
Mortality & expense charges                                                          (15,344)
                                                                            -----------------
Net investment income (loss)                                                          10,495
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (174,695)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (12,638)
                                                                            -----------------
Net gain (loss)                                                                     (187,333)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (176,838)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         10,495   $           (894)
Net realized gain (loss)                                         (174,695)          (421,528)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (12,638)           727,067
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (176,838)           304,645
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          255,546            525,955
Cost of units redeemed                                           (572,953)          (882,970)
Account charges                                                      (575)              (634)
                                                         -----------------  -----------------
Increase (decrease)                                              (317,982)          (357,649)
                                                         -----------------  -----------------
Net increase (decrease)                                          (494,820)           (53,004)
Net assets, beginning                                           1,691,343          1,744,347
                                                         -----------------  -----------------
Net assets, ending                                       $      1,196,523   $      1,691,343
                                                         =================  =================

Units sold                                                        114,566            226,248
Units redeemed                                                   (258,251)          (400,200)
                                                         -----------------  -----------------
Net increase (decrease)                                          (143,685)          (173,952)
Units outstanding, beginning                                      652,276            826,228
                                                         -----------------  -----------------
Units outstanding, ending                                         508,591            652,276
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      13,276,675
Cost of units redeemed/account charges                                            (11,101,984)
Net investment income (loss)                                                         (245,891)
Net realized gain (loss)                                                           (1,122,270)
Realized gain distributions                                                           650,733
Net change in unrealized appreciation (depreciation)                                 (260,740)
                                                                            ------------------
Net assets                                                                  $       1,196,523
                                                                            ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.34           444  $      1,041         1.25%         -9.4%
12/31/2016          2.59           596         1,540         1.25%         23.0%
12/31/2015          2.10           715         1,504         1.25%        -30.2%
12/31/2014          3.01           842         2,538         1.25%        -18.3%
12/31/2013          3.69         1,048         3,861         1.25%         20.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.43            64  $        156         1.00%         -9.2%
12/31/2016          2.67            56           151         1.00%         23.3%
12/31/2015          2.17           109           236         1.00%        -30.1%
12/31/2014          3.10            63           194         1.00%        -18.1%
12/31/2013          3.78            21            79         1.00%         21.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.51             0  $          0         0.75%         -9.0%
12/31/2016          2.76             0             0         0.75%         23.6%
12/31/2015          2.23             0             0         0.75%        -29.9%
12/31/2014          3.19             0             0         0.75%        -17.9%
12/31/2013          3.88             0             0         0.75%         21.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.61             0  $          0         0.50%         -8.7%
12/31/2016          2.86             0             0         0.50%         23.9%
12/31/2015          2.30             0             0         0.50%        -29.7%
12/31/2014          3.28             0             0         0.50%        -17.6%
12/31/2013          3.98             0             0         0.50%         21.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.70             0  $          0         0.25%         -8.5%
12/31/2016          2.95             0             0         0.25%         24.2%
12/31/2015          2.38             0             0         0.25%        -29.5%
12/31/2014          3.37             0             0         0.25%        -17.4%
12/31/2013          4.08             0             0         0.25%         22.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.81             0  $          0         0.00%         -8.3%
12/31/2016          3.07             0             0         0.00%         24.6%
12/31/2015          2.46             2             5         0.00%        -29.4%
12/31/2014          3.49             2             7         0.00%        -17.2%
12/31/2013          4.21             2             8         0.00%         22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

     2017       1.8%
     2016       1.1%
     2015       0.5%
     2014       0.3%
     2013       0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               INVESCO MID CAP GROWTH FUND A CLASS - 00143M596

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         96,469  $        89,211            2,556
                                                       ===============  ===============
Receivables: investments sold                      51
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         96,520
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       96,520          63,865  $          1.51
Band 100                                        --              --             1.53
Band 75                                         --              --             1.55
Band 50                                         --              --             1.56
Band 25                                         --              --             1.58
Band 0                                          --              --             1.60
                                    --------------  --------------
 Total                              $       96,520          63,865
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (1,910)
                                                                            -----------------
Net investment income (loss)                                                          (1,910)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              18,828
Realized gain distributions                                                            7,681
Net change in unrealized appreciation (depreciation)                                   4,424
                                                                            -----------------
Net gain (loss)                                                                       30,933
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         29,023
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,910)  $         (1,949)
Net realized gain (loss)                                           18,828             (9,858)
Realized gain distributions                                         7,681              3,928
Net change in unrealized appreciation (depreciation)                4,424             11,989
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  29,023              4,110
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           34,271            129,368
Cost of units redeemed                                           (115,292)           (87,290)
Account charges                                                       (88)               (32)
                                                         -----------------  -----------------
Increase (decrease)                                               (81,109)            42,046
                                                         -----------------  -----------------
Net increase (decrease)                                           (52,086)            46,156
Net assets, beginning                                             148,606            102,450
                                                         -----------------  -----------------
Net assets, ending                                       $         96,520   $        148,606
                                                         =================  =================

Units sold                                                         24,645            108,054
Units redeemed                                                    (79,461)           (70,553)
                                                         -----------------  -----------------
Net increase (decrease)                                           (54,816)            37,501
Units outstanding, beginning                                      118,681             81,180
                                                         -----------------  -----------------
Units outstanding, ending                                          63,865            118,681
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        378,810
Cost of units redeemed/account charges                                              (342,246)
Net investment income (loss)                                                          (7,340)
Net realized gain (loss)                                                              27,356
Realized gain distributions                                                           32,682
Net change in unrealized appreciation (depreciation)                                   7,258
                                                                            -----------------
Net assets                                                                  $         96,520
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/1/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.51            64  $         97         1.25%         20.7%
12/31/2016          1.25           119           149         1.25%         -0.8%
12/31/2015          1.26            81           102         1.25%          0.0%
12/31/2014          1.26            94           119         1.25%          6.6%
12/31/2013          1.18           111           131         1.25%         18.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.53             0  $          0         1.00%         21.0%
12/31/2016          1.26             0             0         1.00%         -0.5%
12/31/2015          1.27             0             0         1.00%          0.2%
12/31/2014          1.27             0             0         1.00%          6.9%
12/31/2013          1.19             0             0         1.00%         18.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.55             0  $          0         0.75%         21.3%
12/31/2016          1.27             0             0         0.75%         -0.3%
12/31/2015          1.28             0             0         0.75%          0.5%
12/31/2014          1.27             0             0         0.75%          7.1%
12/31/2013          1.19             0             0         0.75%         18.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.56             0  $          0         0.50%         21.6%
12/31/2016          1.29             0             0         0.50%          0.0%
12/31/2015          1.29             0             0         0.50%          0.7%
12/31/2014          1.28             0             0         0.50%          7.4%
12/31/2013          1.19             0             0         0.50%         18.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.58             0  $          0         0.25%         21.9%
12/31/2016          1.30             0             0         0.25%          0.2%
12/31/2015          1.29             0             0         0.25%          1.0%
12/31/2014          1.28             0             0         0.25%          7.7%
12/31/2013          1.19             0             0         0.25%         19.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.60             0  $          0         0.00%         22.2%
12/31/2016          1.31             0             0         0.00%          0.5%
12/31/2015          1.30             0             0         0.00%          1.2%
12/31/2014          1.29             0             0         0.00%          7.9%
12/31/2013          1.19             0             0         0.00%         19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               INVESCO FLOATING RATE FUND Y CLASS - 00141A586

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         95,281  $        95,505           12,605
                                                       ===============  ===============
Receivables: investments sold                      19
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         95,300
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       95,300          88,854  $          1.07
Band 100                                        --              --             1.08
Band 75                                         --              --             1.09
Band 50                                         --              --             1.10
Band 25                                         --              --             1.11
Band 0                                          --              --             1.12
                                    --------------  --------------
 Total                              $       95,300          88,854
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          4,113
Mortality & expense charges                                                            (1,211)
                                                                             -----------------
Net investment income (loss)                                                            2,902
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  375
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                     (562)
                                                                             -----------------
Net gain (loss)                                                                          (187)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          2,715
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,902   $             93
Net realized gain (loss)                                              375                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                 (562)               338
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   2,715                431
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          157,158             60,367
Cost of units redeemed                                           (125,066)                --
Account charges                                                      (271)               (34)
                                                         -----------------  -----------------
Increase (decrease)                                                31,821             60,333
                                                         -----------------  -----------------
Net increase (decrease)                                            34,536             60,764
Net assets, beginning                                              60,764                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         95,300   $         60,764
                                                         =================  =================

Units sold                                                        148,854             58,331
Units redeemed                                                   (118,298)               (33)
                                                         -----------------  -----------------
Net increase (decrease)                                            30,556             58,298
Units outstanding, beginning                                       58,298                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          88,854             58,298
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        217,525
Cost of units redeemed/account charges                                               (125,371)
Net investment income (loss)                                                            2,995
Net realized gain (loss)                                                                  375
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                     (224)
                                                                             -----------------
Net assets                                                                   $         95,300
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07            89  $         95         1.25%          2.9%
12/31/2016          1.04            58            61         1.25%         10.1%
12/31/2015          0.95             0             0         1.25%         -3.8%
12/31/2014          0.98             0             0         1.25%         -1.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         1.00%          3.2%
12/31/2016          1.05             0             0         1.00%         10.3%
12/31/2015          0.95             0             0         1.00%         -3.6%
12/31/2014          0.99             0             0         1.00%         -1.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0  $          0         0.75%          3.4%
12/31/2016          1.06             0             0         0.75%         10.6%
12/31/2015          0.95             0             0         0.75%         -3.3%
12/31/2014          0.99             0             0         0.75%         -1.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         0.50%          3.7%
12/31/2016          1.06             0             0         0.50%         10.9%
12/31/2015          0.96             0             0         0.50%         -3.1%
12/31/2014          0.99             0             0         0.50%         -1.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.25%          3.9%
12/31/2016          1.07             0             0         0.25%         11.2%
12/31/2015          0.96             0             0         0.25%         -2.9%
12/31/2014          0.99             0             0         0.25%         -1.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         0.00%          4.2%
12/31/2016          1.08             0             0         0.00%         11.4%
12/31/2015          0.97             0             0         0.00%         -2.6%
12/31/2014          0.99             0             0         0.00%         -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.3%
    2016        0.4%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              INVESCO SMALL CAP GROWTH FUND R CLASS - 00141M580

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     3,531,856   $     3,355,497          101,904
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (8,007)
                                     ----------------
Net assets                           $     3,523,849
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,031,589         947,919  $          3.20
Band 100                                    479,566         144,704             3.31
Band 75                                          --              --             3.43
Band 50                                          --              --             3.56
Band 25                                          --              --             3.69
Band 0                                       12,694           3,320             3.82
                                    ---------------  --------------
 Total                              $     3,523,849       1,095,943
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (42,604)
                                                                             -----------------
Net investment income (loss)                                                          (42,604)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (37,302)
Realized gain distributions                                                           318,391
Net change in unrealized appreciation (depreciation)                                  510,885
                                                                             -----------------
Net gain (loss)                                                                       791,974
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        749,370
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (42,604)  $        (37,907)
Net realized gain (loss)                                          (37,302)          (174,895)
Realized gain distributions                                       318,391            393,310
Net change in unrealized appreciation (depreciation)              510,885            166,009
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 749,370            346,517
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          977,577          1,853,349
Cost of units redeemed                                         (2,402,450)          (974,551)
Account charges                                                    (1,557)            (4,026)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,426,430)           874,772
                                                         -----------------  -----------------
Net increase (decrease)                                          (677,060)         1,221,289
Net assets, beginning                                           4,200,909          2,979,620
                                                         -----------------  -----------------
Net assets, ending                                       $      3,523,849   $      4,200,909
                                                         =================  =================

Units sold                                                        345,016            793,164
Units redeemed                                                   (834,066)          (457,645)
                                                         -----------------  -----------------
Net increase (decrease)                                          (489,050)           335,519
Units outstanding, beginning                                    1,584,993          1,249,474
                                                         -----------------  -----------------
Units outstanding, ending                                       1,095,943          1,584,993
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    12,657,611
Cost of units redeemed/account charges                                          (11,172,529)
Net investment income (loss)                                                       (218,224)
Net realized gain (loss)                                                            117,292
Realized gain distributions                                                       1,963,340
Net change in unrealized appreciation (depreciation)                                176,359
                                                                            ----------------
Net assets                                                                  $     3,523,849
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.20           948  $      3,032         1.25%         23.1%
12/31/2016          2.60         1,281         3,330         1.25%          9.6%
12/31/2015          2.37         1,086         2,573         1.25%         -3.3%
12/31/2014          2.45         1,270         3,113         1.25%          6.1%
12/31/2013          2.31           989         2,284         1.25%         37.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.31           145  $        480         1.00%         23.4%
12/31/2016          2.69           159           428         1.00%          9.9%
12/31/2015          2.44           145           355         1.00%         -3.1%
12/31/2014          2.52           108           271         1.00%          6.3%
12/31/2013          2.37             5            13         1.00%         38.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.43             0  $          0         0.75%         23.7%
12/31/2016          2.78             0             0         0.75%         10.2%
12/31/2015          2.52             0             0         0.75%         -2.8%
12/31/2014          2.59             0             0         0.75%          6.6%
12/31/2013          2.43             0             0         0.75%         38.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.56             0  $          0         0.50%         24.0%
12/31/2016          2.87             0             0         0.50%         10.5%
12/31/2015          2.60             0             0         0.50%         -2.6%
12/31/2014          2.67             0             0         0.50%          6.9%
12/31/2013          2.50             0             0         0.50%         38.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.69             0  $          0         0.25%         24.3%
12/31/2016          2.97             0             0         0.25%         10.7%
12/31/2015          2.68             0             0         0.25%         -2.3%
12/31/2014          2.74             0             0         0.25%          7.1%
12/31/2013          2.56             0             0         0.25%         39.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.82             3  $         13         0.00%         24.6%
12/31/2016          3.07           144           442         0.00%         11.0%
12/31/2015          2.76            18            51         0.00%         -2.1%
12/31/2014          2.82           135           381         0.00%          7.4%
12/31/2013          2.63           114           299         0.00%         39.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         INVESCO FLOATING RATE FUND A CLASS - 00141A867 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.06
Band 100                                        --              --            1.07
Band 75                                         --              --            1.08
Band 50                                         --              --            1.09
Band 25                                         --              --            1.10
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         1.25%          2.6%
12/31/2016          1.03             0             0         1.25%          9.8%
12/31/2015          0.94             0             0         1.25%         -4.1%
12/31/2014          0.98             0             0         1.25%         -1.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         1.00%          2.9%
12/31/2016          1.04             0             0         1.00%         10.0%
12/31/2015          0.95             0             0         1.00%         -3.8%
12/31/2014          0.98             0             0         1.00%         -1.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         0.75%          3.2%
12/31/2016          1.05             0             0         0.75%         10.3%
12/31/2015          0.95             0             0         0.75%         -3.6%
12/31/2014          0.98             0             0         0.75%         -1.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0  $          0         0.50%          3.4%
12/31/2016          1.05             0             0         0.50%         10.6%
12/31/2015          0.95             0             0         0.50%         -3.3%
12/31/2014          0.99             0             0         0.50%         -1.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         0.25%          3.7%
12/31/2016          1.06             0             0         0.25%         10.9%
12/31/2015          0.96             0             0         0.25%         -3.1%
12/31/2014          0.99             0             0         0.25%         -1.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.00%          3.9%
12/31/2016          1.07             0             0         0.00%         11.1%
12/31/2015          0.96             0             0         0.00%         -2.9%
12/31/2014          0.99             0             0         0.00%         -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              INVESCO SMALL CAP GROWTH FUND A CLASS - 00141M770

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    10,856,555  $    10,150,166          295,710
                                                      ===============  ===============
Receivables: investments sold                176,387
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    11,032,942
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   11,032,942        3,304,165  $         3.34
Band 100                                        --               --            3.46
Band 75                                         --               --            3.59
Band 50                                         --               --            3.72
Band 25                                         --               --            3.85
Band 0                                          --               --            4.06
                                    --------------  ---------------
 Total                              $   11,032,942        3,304,165
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                         (124,567)
                                                                            -----------------
Net investment income (loss)                                                        (124,567)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              20,809
Realized gain distributions                                                          904,720
Net change in unrealized appreciation (depreciation)                               1,290,955
                                                                            -----------------
Net gain (loss)                                                                    2,216,484
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      2,091,917
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (124,567)  $        (96,817)
Net realized gain (loss)                                           20,809           (300,816)
Realized gain distributions                                       904,720            872,499
Net change in unrealized appreciation (depreciation)            1,290,955            324,552
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,091,917            799,418
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,207,274          3,476,919
Cost of units redeemed                                         (3,560,375)        (1,765,029)
Account charges                                                    (5,860)            (7,411)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,358,961)         1,704,479
                                                         -----------------  -----------------
Net increase (decrease)                                           732,956          2,503,897
Net assets, beginning                                          10,299,986          7,796,089
                                                         -----------------  -----------------
Net assets, ending                                       $     11,032,942   $     10,299,986
                                                         =================  =================

Units sold                                                        735,294          1,798,632
Units redeemed                                                 (1,236,497)        (1,122,283)
                                                         -----------------  -----------------
Net increase (decrease)                                          (501,203)           676,349
Units outstanding, beginning                                    3,805,368          3,129,019
                                                         -----------------  -----------------
Units outstanding, ending                                       3,304,165          3,805,368
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    23,716,319
Cost of units redeemed/account charges                                          (16,851,389)
Net investment income (loss)                                                       (402,957)
Net realized gain (loss)                                                            189,146
Realized gain distributions                                                       3,675,434
Net change in unrealized appreciation (depreciation)                                706,389
                                                                            ----------------
Net assets                                                                  $    11,032,942
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.34         3,304  $     11,033         1.25%         23.4%
12/31/2016          2.71         3,805        10,300         1.25%          9.9%
12/31/2015          2.46         2,929         7,212         1.25%         -3.1%
12/31/2014          2.54         1,625         4,127         1.25%          6.3%
12/31/2013          2.39         1,374         3,283         1.25%         38.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.46             0  $          0         1.00%         23.7%
12/31/2016          2.80             0             0         1.00%         10.2%
12/31/2015          2.54             0             0         1.00%         -2.8%
12/31/2014          2.61             0             0         1.00%          6.6%
12/31/2013          2.45             0             0         1.00%         38.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.59             0  $          0         0.75%         24.0%
12/31/2016          2.89             0             0         0.75%         10.5%
12/31/2015          2.62             0             0         0.75%         -2.6%
12/31/2014          2.69             0             0         0.75%          6.9%
12/31/2013          2.51             0             0         0.75%         38.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.72             0  $          0         0.50%         24.3%
12/31/2016          2.99             0             0         0.50%         10.7%
12/31/2015          2.70             0             0         0.50%         -2.3%
12/31/2014          2.76             0             0         0.50%          7.1%
12/31/2013          2.58             0             0         0.50%         39.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.85             0  $          0         0.25%         24.6%
12/31/2016          3.09             0             0         0.25%         11.0%
12/31/2015          2.78             0             0         0.25%         -2.1%
12/31/2014          2.84             0             0         0.25%          7.4%
12/31/2013          2.65             0             0         0.25%         39.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.06             0  $          0         0.00%         24.9%
12/31/2016          3.25             0             0         0.00%         11.3%
12/31/2015          2.92           200           584         0.00%         -1.8%
12/31/2014          2.97           170           507         0.00%          7.7%
12/31/2013          2.76           183           504         0.00%         39.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             INVESCO GLOBAL HEALTH CARE FUND A CLASS - 00141T106

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        602,427  $       646,660           16,941
                                                       ===============  ===============
Receivables: investments sold                      13
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        602,440
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       427,864         144,605  $         2.96
Band 100                                   174,576          56,938            3.07
Band 75                                         --              --            3.18
Band 50                                         --              --            3.29
Band 25                                         --              --            3.41
Band 0                                          --              --            3.56
                                   ---------------  --------------
 Total                             $       602,440         201,543
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (7,256)
                                                                             -----------------
Net investment income (loss)                                                           (7,256)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (10,782)
Realized gain distributions                                                            38,741
Net change in unrealized appreciation (depreciation)                                   60,360
                                                                             -----------------
Net gain (loss)                                                                        88,319
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         81,063
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (7,256)  $        (10,653)
Net realized gain (loss)                                          (10,782)          (263,925)
Realized gain distributions                                        38,741             13,274
Net change in unrealized appreciation (depreciation)               60,360             93,300
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  81,063           (168,004)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           39,436            260,760
Cost of units redeemed                                           (116,189)          (905,653)
Account charges                                                      (115)               (80)
                                                         -----------------  -----------------
Increase (decrease)                                               (76,868)          (644,973)
                                                         -----------------  -----------------
Net increase (decrease)                                             4,195           (812,977)
Net assets, beginning                                             598,245          1,411,222
                                                         -----------------  -----------------
Net assets, ending                                       $        602,440   $        598,245
                                                         =================  =================

Units sold                                                         13,704            101,890
Units redeemed                                                    (40,351)          (343,912)
                                                         -----------------  -----------------
Net increase (decrease)                                           (26,647)          (242,022)
Units outstanding, beginning                                      228,190            470,212
                                                         -----------------  -----------------
Units outstanding, ending                                         201,543            228,190
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     3,725,524
Cost of units redeemed/account charges                                           (3,706,455)
Net investment income (loss)                                                        (73,869)
Net realized gain (loss)                                                            160,446
Realized gain distributions                                                         541,027
Net change in unrealized appreciation (depreciation)                                (44,233)
                                                                            ----------------
Net assets                                                                  $       602,440
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/14/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.96           145  $        428         1.25%         14.0%
12/31/2016          2.59           158           410         1.25%        -12.8%
12/31/2015          2.98           341         1,014         1.25%          1.7%
12/31/2014          2.93           343         1,005         1.25%         18.9%
12/31/2013          2.46           599         1,475         1.25%         40.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.07            57  $        175         1.00%         14.3%
12/31/2016          2.68            70           189         1.00%        -12.6%
12/31/2015          3.07           129           397         1.00%          2.0%
12/31/2014          3.01            82           247         1.00%         19.2%
12/31/2013          2.53            10            25         1.00%         41.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.18             0  $          0         0.75%         14.6%
12/31/2016          2.77             0             0         0.75%        -12.4%
12/31/2015          3.16             0             0         0.75%          2.2%
12/31/2014          3.10             0             0         0.75%         19.5%
12/31/2013          2.59             0             0         0.75%         41.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.29             0  $          0         0.50%         14.9%
12/31/2016          2.87             0             0         0.50%        -12.1%
12/31/2015          3.26             0             0         0.50%          2.5%
12/31/2014          3.18             0             0         0.50%         19.8%
12/31/2013          2.66             0             0         0.50%         41.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.41             0  $          0         0.25%         15.2%
12/31/2016          2.96             0             0         0.25%        -11.9%
12/31/2015          3.36             0             0         0.25%          2.7%
12/31/2014          3.27             0             0         0.25%         20.1%
12/31/2013          2.73             0             0         0.25%         42.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.56             0  $          0         0.00%         15.5%
12/31/2016          3.08             0             0         0.00%        -11.7%
12/31/2015          3.49             0             0         0.00%          3.0%
12/31/2014          3.39             0             0         0.00%         20.4%
12/31/2013          2.81             0             0         0.00%         42.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.1%
    2015        0.0%
    2014        0.0%
    2013        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 INVESCO TECHNOLOGY FUND A CLASS - 00142F642

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      364,493   $       327,570            8,235
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (223)
                                     ---------------
Net assets                           $      364,270
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       261,885          80,886  $         3.24
Band 100                                   102,385          30,517            3.36
Band 75                                         --              --            3.48
Band 50                                         --              --            3.60
Band 25                                         --              --            3.73
Band 0                                          --              --            3.89
                                   ---------------  --------------
 Total                             $       364,270         111,403
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (3,022)
                                                                             -----------------
Net investment income (loss)                                                           (3,022)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,185
Realized gain distributions                                                            14,385
Net change in unrealized appreciation (depreciation)                                   43,319
                                                                             -----------------
Net gain (loss)                                                                        60,889
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         57,867
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,022)  $         (1,616)
Net realized gain (loss)                                            3,185            (29,678)
Realized gain distributions                                        14,385              6,679
Net change in unrealized appreciation (depreciation)               43,319              3,777
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  57,867            (20,838)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          227,747             28,077
Cost of units redeemed                                            (25,455)          (173,000)
Account charges                                                       (47)               (33)
                                                         -----------------  -----------------
Increase (decrease)                                               202,245           (144,956)
                                                         -----------------  -----------------
Net increase (decrease)                                           260,112           (165,794)
Net assets, beginning                                             104,158            269,952
                                                         -----------------  -----------------
Net assets, ending                                       $        364,270   $        104,158
                                                         =================  =================

Units sold                                                         77,224             12,025
Units redeemed                                                     (8,607)           (77,197)
                                                         -----------------  -----------------
Net increase (decrease)                                            68,617            (65,172)
Units outstanding, beginning                                       42,786            107,958
                                                         -----------------  -----------------
Units outstanding, ending                                         111,403             42,786
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,077,395
Cost of units redeemed/account charges                                              (865,805)
Net investment income (loss)                                                         (19,504)
Net realized gain (loss)                                                              53,841
Realized gain distributions                                                           81,420
Net change in unrealized appreciation (depreciation)                                  36,923
                                                                            -----------------
Net assets                                                                  $        364,270
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.24            81  $        262         1.25%         33.0%
12/31/2016          2.43            43           104         1.25%         -2.4%
12/31/2015          2.49            98           244         1.25%          5.3%
12/31/2014          2.37            91           216         1.25%          9.3%
12/31/2013          2.17            75           162         1.25%         23.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.36            31  $        102         1.00%         33.3%
12/31/2016          2.52             0             0         1.00%         -2.1%
12/31/2015          2.57            10            26         1.00%          5.5%
12/31/2014          2.44             0             0         1.00%          9.6%
12/31/2013          2.22             0             0         1.00%         23.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.48             0  $          0         0.75%         33.7%
12/31/2016          2.60             0             0         0.75%         -1.9%
12/31/2015          2.65             0             0         0.75%          5.8%
12/31/2014          2.51             0             0         0.75%          9.9%
12/31/2013          2.28             0             0         0.75%         23.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.60             0  $          0         0.50%         34.0%
12/31/2016          2.69             0             0         0.50%         -1.6%
12/31/2015          2.73             0             0         0.50%          6.1%
12/31/2014          2.58             0             0         0.50%         10.1%
12/31/2013          2.34             0             0         0.50%         24.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.73             0  $          0         0.25%         34.3%
12/31/2016          2.78             0             0         0.25%         -1.4%
12/31/2015          2.82             0             0         0.25%          6.3%
12/31/2014          2.65             0             0         0.25%         10.4%
12/31/2013          2.40             0             0         0.25%         24.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.89             0  $          0         0.00%         34.7%
12/31/2016          2.89             0             0         0.00%         -1.1%
12/31/2015          2.92             0             0         0.00%          6.6%
12/31/2014          2.74             0             0         0.00%         10.7%
12/31/2013          2.48             0             0         0.00%         24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         INVESCO GLOBAL HEALTH CARE FUND INVESTOR CLASS - 00141T171

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       204,689  $        218,224            5,758
                                                      ================  ===============
Receivables: investments sold                    137
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       204,826
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       204,826          81,902  $         2.50
Band 100                                        --              --            2.59
Band 75                                         --              --            2.69
Band 50                                         --              --            2.78
Band 25                                         --              --            2.88
Band 0                                          --              --            3.08
                                   ---------------  --------------
 Total                             $       204,826          81,902
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                             (2,363)
                                                                              -----------------
Net investment income (loss)                                                            (2,363)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (8,537)
Realized gain distributions                                                             13,131
Net change in unrealized appreciation (depreciation)                                    22,592
                                                                              -----------------
Net gain (loss)                                                                         27,186
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         24,823
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,363)  $         (3,487)
Net realized gain (loss)                                           (8,537)          (119,517)
Realized gain distributions                                        13,131              4,263
Net change in unrealized appreciation (depreciation)               22,592             47,812
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  24,823            (70,929)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           53,305             62,839
Cost of units redeemed                                            (69,425)          (312,957)
Account charges                                                        (4)               (41)
                                                         -----------------  -----------------
Increase (decrease)                                               (16,124)          (250,159)
                                                         -----------------  -----------------
Net increase (decrease)                                             8,699           (321,088)
Net assets, beginning                                             196,127            517,215
                                                         -----------------  -----------------
Net assets, ending                                       $        204,826   $        196,127
                                                         =================  =================

Units sold                                                         21,574             28,507
Units redeemed                                                    (29,095)          (144,717)
                                                         -----------------  -----------------
Net increase (decrease)                                            (7,521)          (116,210)
Units outstanding, beginning                                       89,423            205,633
                                                         -----------------  -----------------
Units outstanding, ending                                          81,902             89,423
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     6,874,094
Cost of units redeemed/account charges                                           (7,390,923)
Net investment income (loss)                                                        (73,521)
Net realized gain (loss)                                                            292,620
Realized gain distributions                                                         516,091
Net change in unrealized appreciation (depreciation)                                (13,535)
                                                                            ----------------
Net assets                                                                  $       204,826
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.50            82  $        205         1.25%         14.0%
12/31/2016          2.19            89           196         1.25%        -12.8%
12/31/2015          2.52           206           517         1.25%          1.7%
12/31/2014          2.47         1,119         2,768         1.25%         18.9%
12/31/2013          2.08           426           887         1.25%         40.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.59             0  $          0         1.00%         14.3%
12/31/2016          2.27             0             0         1.00%        -12.6%
12/31/2015          2.59             0             0         1.00%          2.0%
12/31/2014          2.54             0             0         1.00%         19.2%
12/31/2013          2.13             0             0         1.00%         41.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.69             0  $          0         0.75%         14.6%
12/31/2016          2.34             0             0         0.75%        -12.4%
12/31/2015          2.67             0             0         0.75%          2.2%
12/31/2014          2.62             0             0         0.75%         19.5%
12/31/2013          2.19             0             0         0.75%         41.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.78             0  $          0         0.50%         14.9%
12/31/2016          2.42             0             0         0.50%        -12.1%
12/31/2015          2.76             0             0         0.50%          2.5%
12/31/2014          2.69             0             0         0.50%         19.8%
12/31/2013          2.25             0             0         0.50%         41.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.88             0  $          0         0.25%         15.2%
12/31/2016          2.50             0             0         0.25%        -11.9%
12/31/2015          2.84             0             0         0.25%          2.7%
12/31/2014          2.77             0             0         0.25%         20.1%
12/31/2013          2.31             0             0         0.25%         42.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.08             0  $          0         0.00%         15.5%
12/31/2016          2.67             0             0         0.00%        -11.7%
12/31/2015          3.02             0             0         0.00%          3.0%
12/31/2014          2.94             0             0         0.00%         20.4%
12/31/2013          2.44             0             0         0.00%         42.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.1%
    2015        0.0%
    2014        0.0%
    2013        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             INVESCO TECHNOLOGY FUND INVESTOR CLASS - 00142F659

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        67,821   $        61,146            1,542
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (3)
                                     ----------------
Net assets                           $        67,818
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       67,818          43,586  $          1.56
Band 100                                        --              --             1.61
Band 75                                         --              --             1.67
Band 50                                         --              --             1.73
Band 25                                         --              --             1.79
Band 0                                          --              --             1.92
                                    --------------  --------------
 Total                              $       67,818          43,586
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (747)
                                                                             -----------------
Net investment income (loss)                                                             (747)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,053
Realized gain distributions                                                             2,687
Net change in unrealized appreciation (depreciation)                                   12,505
                                                                             -----------------
Net gain (loss)                                                                        16,245
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         15,498
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (747)  $           (589)
Net realized gain (loss)                                            1,053            (10,005)
Realized gain distributions                                         2,687              2,948
Net change in unrealized appreciation (depreciation)               12,505              1,486
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  15,498             (6,160)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           16,703              3,304
Cost of units redeemed                                             (9,641)           (39,399)
Account charges                                                        (4)              (105)
                                                         -----------------  -----------------
Increase (decrease)                                                 7,058            (36,200)
                                                         -----------------  -----------------
Net increase (decrease)                                            22,556            (42,360)
Net assets, beginning                                              45,262             87,622
                                                         -----------------  -----------------
Net assets, ending                                       $         67,818   $         45,262
                                                         =================  =================

Units sold                                                         11,247              2,962
Units redeemed                                                     (6,380)           (37,503)
                                                         -----------------  -----------------
Net increase (decrease)                                             4,867            (34,541)
Units outstanding, beginning                                       38,719             73,260
                                                         -----------------  -----------------
Units outstanding, ending                                          43,586             38,719
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     1,004,051
Cost of units redeemed/account charges                                           (1,058,267)
Net investment income (loss)                                                        (25,355)
Net realized gain (loss)                                                            111,360
Realized gain distributions                                                          29,354
Net change in unrealized appreciation (depreciation)                                  6,675
                                                                            ----------------
Net assets                                                                  $        67,818
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.56            44  $         68         1.25%         33.1%
12/31/2016          1.17            39            45         1.25%         -2.3%
12/31/2015          1.20            73            88         1.25%          5.4%
12/31/2014          1.14            50            57         1.25%          9.4%
12/31/2013          1.04            66            68         1.25%         23.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.61             0  $          0         1.00%         33.4%
12/31/2016          1.21             0             0         1.00%         -2.0%
12/31/2015          1.23             0             0         1.00%          5.6%
12/31/2014          1.17             0             0         1.00%          9.7%
12/31/2013          1.06             0             0         1.00%         23.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.67             0  $          0         0.75%         33.8%
12/31/2016          1.25             0             0         0.75%         -1.8%
12/31/2015          1.27             0             0         0.75%          5.9%
12/31/2014          1.20             0             0         0.75%         10.0%
12/31/2013          1.09             0             0         0.75%         23.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.73             0  $          0         0.50%         34.1%
12/31/2016          1.29             0             0         0.50%         -1.5%
12/31/2015          1.31             0             0         0.50%          6.2%
12/31/2014          1.24             0             0         0.50%         10.2%
12/31/2013          1.12             0             0         0.50%         24.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.79             0  $          0         0.25%         34.4%
12/31/2016          1.33             0             0         0.25%         -1.3%
12/31/2015          1.35             0             0         0.25%          6.4%
12/31/2014          1.27             0             0         0.25%         10.5%
12/31/2013          1.15             0             0         0.25%         24.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.92             0  $          0         0.00%         34.8%
12/31/2016          1.42             0             0         0.00%         -1.0%
12/31/2015          1.44             0             0         0.00%          6.7%
12/31/2014          1.35             0             0         0.00%         10.8%
12/31/2013          1.22             0             0         0.00%         24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND R5 CLASS - 00141M374

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       224,413  $        214,779           15,990
                                                      ================  ===============
Receivables: investments sold                    414
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       224,827
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       224,827         196,643  $         1.14
Band 100                                        --              --            1.17
Band 75                                         --              --            1.21
Band 50                                         --              --            1.24
Band 25                                         --              --            1.27
Band 0                                          --              --            1.31
                                   ---------------  --------------
 Total                             $       224,827         196,643
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          7,339
Mortality & expense charges                                                             (2,813)
                                                                              -----------------
Net investment income (loss)                                                             4,526
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (8,280)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    37,196
                                                                              -----------------
Net gain (loss)                                                                         28,916
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         33,442
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          4,526   $         12,219
Net realized gain (loss)                                            (8,280)           (16,436)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                37,196             19,809
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   33,442             15,592
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            10,207             92,914
Cost of units redeemed                                            (173,004)          (216,521)
Account charges                                                       (104)               (58)
                                                          -----------------  -----------------
Increase (decrease)                                               (162,901)          (123,665)
                                                          -----------------  -----------------
Net increase (decrease)                                           (129,459)          (108,073)
Net assets, beginning                                              354,286            462,359
                                                          -----------------  -----------------
Net assets, ending                                        $        224,827   $        354,286
                                                          =================  =================

Units sold                                                          20,686             94,341
Units redeemed                                                    (179,877)          (213,981)
                                                          -----------------  -----------------
Net increase (decrease)                                           (159,191)          (119,640)
Units outstanding, beginning                                       355,834            475,474
                                                          -----------------  -----------------
Units outstanding, ending                                          196,643            355,834
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $       4,380,010
Cost of units redeemed/account charges                                             (3,075,570)
Net investment income (loss)                                                           54,118
Net realized gain (loss)                                                           (1,284,474)
Realized gain distributions                                                           141,109
Net change in unrealized appreciation (depreciation)                                    9,634
                                                                            ------------------
Net assets                                                                  $         224,827
                                                                            ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14           197  $        225         1.25%         14.8%
12/31/2016          1.00           356           354         1.25%          2.4%
12/31/2015          0.97           475           462         1.25%         -7.8%
12/31/2014          1.05           616           650         1.25%         -1.0%
12/31/2013          1.07           266           284         1.25%         28.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0  $          0         1.00%         15.1%
12/31/2016          1.02             0             0         1.00%          2.6%
12/31/2015          0.99             0             0         1.00%         -7.6%
12/31/2014          1.08             0             0         1.00%         -0.8%
12/31/2013          1.08             0             0         1.00%         28.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0  $          0         0.75%         15.4%
12/31/2016          1.04             0             0         0.75%          2.9%
12/31/2015          1.02             0             0         0.75%         -7.4%
12/31/2014          1.10             0             0         0.75%         -0.5%
12/31/2013          1.10             0             0         0.75%         29.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0  $          0         0.50%         15.7%
12/31/2016          1.07             0             0         0.50%          3.2%
12/31/2015          1.04             0             0         0.50%         -7.1%
12/31/2014          1.12             0             0         0.50%         -0.3%
12/31/2013          1.12             0             0         0.50%         29.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0  $          0         0.25%         16.0%
12/31/2016          1.10             0             0         0.25%          3.4%
12/31/2015          1.06             0             0         0.25%         -6.9%
12/31/2014          1.14             0             0         0.25%          0.0%
12/31/2013          1.14             0             0         0.25%         29.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0  $          0         0.00%         16.3%
12/31/2016          1.12             0             0         0.00%          3.7%
12/31/2015          1.08             0             0         0.00%         -6.7%
12/31/2014          1.16             0             0         0.00%          0.2%
12/31/2013          1.16             0             0         0.00%         30.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.5%
    2016        4.4%
    2015        4.6%
    2014        2.6%
    2013        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            INVESCO VALUE OPPORTUNITIES FUND R CLASS - 00142F139

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $       170,459  $       147,025            11,715
                                                       ===============   ===============
Receivables: investments sold                       6
Payables: investments purchased                    --
                                      ---------------
Net assets                            $       170,465
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       145,799          84,672  $         1.72
Band 100                                    24,666          14,090            1.75
Band 75                                         --              --            1.78
Band 50                                         --              --            1.81
Band 25                                         --              --            1.84
Band 0                                          --              --            1.87
                                   ---------------  --------------
 Total                             $       170,465          98,762
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (1,823)
                                                                             -----------------
Net investment income (loss)                                                           (1,823)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  972
Realized gain distributions                                                             8,096
Net change in unrealized appreciation (depreciation)                                   13,839
                                                                             -----------------
Net gain (loss)                                                                        22,907
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         21,084
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,823)  $         (1,629)
Net realized gain (loss)                                              972            (19,894)
Realized gain distributions                                         8,096              1,274
Net change in unrealized appreciation (depreciation)               13,839             30,995
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  21,084             10,746
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           40,462             21,743
Cost of units redeemed                                             (8,538)          (144,129)
Account charges                                                       (27)                (9)
                                                         -----------------  -----------------
Increase (decrease)                                                31,897           (122,395)
                                                         -----------------  -----------------
Net increase (decrease)                                            52,981           (111,649)
Net assets, beginning                                             117,484            229,133
                                                         -----------------  -----------------
Net assets, ending                                       $        170,465   $        117,484
                                                         =================  =================

Units sold                                                         25,714             16,901
Units redeemed                                                     (5,508)          (116,334)
                                                         -----------------  -----------------
Net increase (decrease)                                            20,206            (99,433)
Units outstanding, beginning                                       78,556            177,989
                                                         -----------------  -----------------
Units outstanding, ending                                          98,762             78,556
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        346,377
Cost of units redeemed/account charges                                                (230,121)
Net investment income (loss)                                                            (5,123)
Net realized gain (loss)                                                                (2,134)
Realized gain distributions                                                             38,032
Net change in unrealized appreciation (depreciation)                                    23,434
                                                                              -----------------
Net assets                                                                    $        170,465
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.72            85  $        146         1.25%         15.4%
12/31/2016          1.49            64            96         1.25%         16.3%
12/31/2015          1.28           128           164         1.25%        -11.8%
12/31/2014          1.45           112           164         1.25%          5.0%
12/31/2013          1.39           114           157         1.25%         30.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.75            14  $         25         1.00%         15.7%
12/31/2016          1.51            14            21         1.00%         16.5%
12/31/2015          1.30            50            65         1.00%        -11.6%
12/31/2014          1.47            45            67         1.00%          5.3%
12/31/2013          1.39             0             0         1.00%         30.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78             0  $          0         0.75%         16.0%
12/31/2016          1.53             0             0         0.75%         16.8%
12/31/2015          1.31             0             0         0.75%        -11.3%
12/31/2014          1.48             0             0         0.75%          5.5%
12/31/2013          1.40             0             0         0.75%         31.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.81             0  $          0         0.50%         16.3%
12/31/2016          1.56             0             0         0.50%         17.1%
12/31/2015          1.33             0             0         0.50%        -11.1%
12/31/2014          1.49             0             0         0.50%          5.8%
12/31/2013          1.41             0             0         0.50%         31.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.84             0  $          0         0.25%         16.6%
12/31/2016          1.58             0             0         0.25%         17.4%
12/31/2015          1.34             0             0         0.25%        -10.9%
12/31/2014          1.51             0             0         0.25%          6.1%
12/31/2013          1.42             0             0         0.25%         31.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.87             0  $          0         0.00%         16.9%
12/31/2016          1.60             0             0         0.00%         17.7%
12/31/2015          1.36             0             0         0.00%        -10.7%
12/31/2014          1.52             0             0         0.00%          6.3%
12/31/2013          1.43             0             0         0.00%         32.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.9%
    2014        1.4%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND A CLASS - 00141M572

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       184,664   $       190,877           13,284
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (13)
                                     ----------------
Net assets                           $       184,651
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       124,585          62,173  $         2.00
Band 100                                    60,066          28,927            2.08
Band 75                                         --              --            2.15
Band 50                                         --              --            2.23
Band 25                                         --              --            2.31
Band 0                                          --              --            2.40
                                   ---------------  --------------
 Total                             $       184,651          91,100
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          6,279
Mortality & expense charges                                                             (2,487)
                                                                              -----------------
Net investment income (loss)                                                             3,792
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (4,338)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    29,026
                                                                              -----------------
Net gain (loss)                                                                         24,688
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         28,480
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          3,792   $           5,410
Net realized gain (loss)                                            (4,338)             (9,406)
Realized gain distributions                                             --                  --
Net change in unrealized appreciation (depreciation)                29,026               8,891
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                   28,480               4,895
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                             2,673              17,721
Cost of units redeemed                                             (53,183)            (53,405)
Account charges                                                        (41)                (31)
                                                          -----------------  ------------------
Increase (decrease)                                                (50,551)            (35,715)
                                                          -----------------  ------------------
Net increase (decrease)                                            (22,071)            (30,820)
Net assets, beginning                                              206,722             237,542
                                                          -----------------  ------------------
Net assets, ending                                        $        184,651   $         206,722
                                                          =================  ==================

Units sold                                                           1,417               9,947
Units redeemed                                                     (27,290)            (29,858)
                                                          -----------------  ------------------
Net increase (decrease)                                            (25,873)            (19,911)
Units outstanding, beginning                                       116,973             136,884
                                                          -----------------  ------------------
Units outstanding, ending                                           91,100             116,973
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      4,871,345
Cost of units redeemed/account charges                                            (5,188,574)
Net investment income (loss)                                                         287,602
Net realized gain (loss)                                                            (394,848)
Realized gain distributions                                                          615,339
Net change in unrealized appreciation (depreciation)                                  (6,213)
                                                                            -----------------
Net assets                                                                  $        184,651
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00            62  $        125         1.25%         14.4%
12/31/2016          1.75            85           150         1.25%          2.1%
12/31/2015          1.72            87           149         1.25%         -8.2%
12/31/2014          1.87            88           165         1.25%         -1.5%
12/31/2013          1.90            62           117         1.25%         27.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.08            29  $         60         1.00%         14.7%
12/31/2016          1.81            32            57         1.00%          2.3%
12/31/2015          1.77            50            88         1.00%         -7.9%
12/31/2014          1.92            61           117         1.00%         -1.3%
12/31/2013          1.95             0             0         1.00%         27.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.15             0  $          0         0.75%         15.0%
12/31/2016          1.87             0             0         0.75%          2.6%
12/31/2015          1.82             0             0         0.75%         -7.7%
12/31/2014          1.98             0             0         0.75%         -1.0%
12/31/2013          2.00             0             0         0.75%         28.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.23             0  $          0         0.50%         15.3%
12/31/2016          1.93             0             0         0.50%          2.8%
12/31/2015          1.88             0             0         0.50%         -7.5%
12/31/2014          2.03             0             0         0.50%         -0.8%
12/31/2013          2.05             0             0         0.50%         28.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.31             0  $          0         0.25%         15.6%
12/31/2016          2.00             0             0         0.25%          3.1%
12/31/2015          1.94             0             0         0.25%         -7.2%
12/31/2014          2.09             0             0         0.25%         -0.5%
12/31/2013          2.10             0             0         0.25%         28.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.40             0  $          0         0.00%         15.8%
12/31/2016          2.07             0             0         0.00%          3.3%
12/31/2015          2.00             0             0         0.00%         -7.0%
12/31/2014          2.15             0             0         0.00%         -0.3%
12/31/2013          2.16             0             0         0.00%         29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.2%
    2016        3.6%
    2015        3.9%
    2014        3.9%
    2013        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            INVESCO VALUE OPPORTUNITIES FUND A CLASS - 00143M398

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $        14,667  $        11,989            1,001
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $        14,667
                                    ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  ---------------
Band 125                            $       14,667            8,620  $          1.70
Band 100                                        --               --             1.73
Band 75                                         --               --             1.76
Band 50                                         --               --             1.79
Band 25                                         --               --             1.82
Band 0                                          --               --             1.85
                                    --------------  ---------------
 Total                              $       14,667            8,620
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                               (165)
                                                                              -----------------
Net investment income (loss)                                                              (165)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    26
Realized gain distributions                                                                712
Net change in unrealized appreciation (depreciation)                                     1,381
                                                                              -----------------
Net gain (loss)                                                                          2,119
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          1,954
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (165)  $           (356)
Net realized gain (loss)                                               26            (14,483)
Realized gain distributions                                           712                130
Net change in unrealized appreciation (depreciation)                1,381             15,057
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   1,954                348
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              680                812
Cost of units redeemed                                                 --            (45,144)
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                                   680            (44,332)
                                                         -----------------  -----------------
Net increase (decrease)                                             2,634            (43,984)
Net assets, beginning                                              12,033             56,017
                                                         -----------------  -----------------
Net assets, ending                                       $         14,667   $         12,033
                                                         =================  =================

Units sold                                                            441                639
Units redeemed                                                         --            (36,836)
                                                         -----------------  -----------------
Net increase (decrease)                                               441            (36,197)
Units outstanding, beginning                                        8,179             44,376
                                                         -----------------  -----------------
Units outstanding, ending                                           8,620              8,179
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        530,197
Cost of units redeemed/account charges                                              (639,515)
Net investment income (loss)                                                          (3,914)
Net realized gain (loss)                                                             116,953
Realized gain distributions                                                            8,268
Net change in unrealized appreciation (depreciation)                                   2,678
                                                                            -----------------
Net assets                                                                  $         14,667
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.70             9  $         15         1.25%         15.7%
12/31/2016          1.47             8            12         1.25%         16.5%
12/31/2015          1.26            44            56         1.25%        -11.5%
12/31/2014          1.43           279           398         1.25%          5.3%
12/31/2013          1.36           259           351         1.25%         30.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.73             0  $          0         1.00%         15.9%
12/31/2016          1.49             0             0         1.00%         16.8%
12/31/2015          1.28             0             0         1.00%        -11.3%
12/31/2014          1.44             0             0         1.00%          5.6%
12/31/2013          1.36             0             0         1.00%         31.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.76             0  $          0         0.75%         16.2%
12/31/2016          1.51             0             0         0.75%         17.1%
12/31/2015          1.29             0             0         0.75%        -11.1%
12/31/2014          1.45             0             0         0.75%          5.8%
12/31/2013          1.37             0             0         0.75%         31.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.79             0  $          0         0.50%         16.5%
12/31/2016          1.54             0             0         0.50%         17.4%
12/31/2015          1.31             0             0         0.50%        -10.9%
12/31/2014          1.47             0             0         0.50%          6.1%
12/31/2013          1.38             0             0         0.50%         31.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.82             0  $          0         0.25%         16.8%
12/31/2016          1.56             0             0         0.25%         17.7%
12/31/2015          1.32             0             0         0.25%        -10.7%
12/31/2014          1.48             0             0         0.25%          6.3%
12/31/2013          1.39             0             0         0.25%         32.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0  $          0         0.00%         17.1%
12/31/2016          1.58             0             0         0.00%         18.0%
12/31/2015          1.34             0             0         0.00%        -10.4%
12/31/2014          1.49             0             0         0.00%          6.6%
12/31/2013          1.40             0             0         0.00%         32.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.1%
    2015        0.2%
    2014        1.8%
    2013        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            INVESCO INTERNATIONAL GROWTH FUND R CLASS - 008882755

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       199,252  $        175,621            5,571
                                                      ================  ===============
Receivables: investments sold                    536
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       199,788
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       183,464         129,495  $         1.42
Band 100                                        --              --            1.46
Band 75                                         --              --            1.50
Band 50                                         --              --            1.54
Band 25                                         --              --            1.58
Band 0                                      16,324          10,019            1.63
                                   ---------------  --------------
 Total                             $       199,788         139,514
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          2,742
Mortality & expense charges                                                            (2,116)
                                                                             -----------------
Net investment income (loss)                                                              626
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,502
Realized gain distributions                                                             1,766
Net change in unrealized appreciation (depreciation)                                   28,585
                                                                             -----------------
Net gain (loss)                                                                        33,853
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         34,479
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            626   $         (3,477)
Net realized gain (loss)                                            3,502            (18,920)
Realized gain distributions                                         1,766                 --
Net change in unrealized appreciation (depreciation)               28,585              6,581
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  34,479            (15,816)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           45,256             54,884
Cost of units redeemed                                            (61,785)          (329,520)
Account charges                                                      (198)              (190)
                                                         -----------------  -----------------
Increase (decrease)                                               (16,727)          (274,826)
                                                         -----------------  -----------------
Net increase (decrease)                                            17,752           (290,642)
Net assets, beginning                                             182,036            472,678
                                                         -----------------  -----------------
Net assets, ending                                       $        199,788   $        182,036
                                                         =================  =================

Units sold                                                         34,136             46,914
Units redeemed                                                    (48,589)          (285,624)
                                                         -----------------  -----------------
Net increase (decrease)                                           (14,453)          (238,710)
Units outstanding, beginning                                      153,967            392,677
                                                         -----------------  -----------------
Units outstanding, ending                                         139,514            153,967
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,168,316
Cost of units redeemed/account charges                                            (2,104,165)
Net investment income (loss)                                                          (7,274)
Net realized gain (loss)                                                              88,685
Realized gain distributions                                                           30,595
Net change in unrealized appreciation (depreciation)                                  23,631
                                                                            -----------------
Net assets                                                                  $        199,788
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42           129  $        183         1.25%         20.8%
12/31/2016          1.17           145           170         1.25%         -2.3%
12/31/2015          1.20           385           463         1.25%         -4.1%
12/31/2014          1.25           677           847         1.25%         -1.6%
12/31/2013          1.27           675           859         1.25%         16.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0  $          0         1.00%         21.1%
12/31/2016          1.20             0             0         1.00%         -2.1%
12/31/2015          1.23             0             0         1.00%         -3.8%
12/31/2014          1.28             0             0         1.00%         -1.4%
12/31/2013          1.30             0             0         1.00%         17.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.50             0  $          0         0.75%         21.4%
12/31/2016          1.23             0             0         0.75%         -1.9%
12/31/2015          1.26             0             0         0.75%         -3.6%
12/31/2014          1.30             0             0         0.75%         -1.1%
12/31/2013          1.32             0             0         0.75%         17.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.54             0  $          0         0.50%         21.7%
12/31/2016          1.27             0             0         0.50%         -1.6%
12/31/2015          1.29             0             0         0.50%         -3.3%
12/31/2014          1.33             0             0         0.50%         -0.9%
12/31/2013          1.34             0             0         0.50%         17.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.58             0  $          0         0.25%         22.0%
12/31/2016          1.30             0             0         0.25%         -1.4%
12/31/2015          1.32             0             0         0.25%         -3.1%
12/31/2014          1.36             0             0         0.25%         -0.6%
12/31/2013          1.37             0             0         0.25%         18.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.63            10  $         16         0.00%         22.3%
12/31/2016          1.33             9            12         0.00%         -1.1%
12/31/2015          1.35             8            10         0.00%         -2.8%
12/31/2014          1.39            12            17         0.00%         -0.4%
12/31/2013          1.39            30            42         0.00%         18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        0.5%
    2015        0.7%
    2014        1.2%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           INVESCO INTERNATIONAL GROWTH FUND R5 CLASS - 008882771

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      5,515,552  $     4,689,745          150,004
                                                       ===============  ===============
Receivables: investments sold                   6,118
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      5,521,670
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,364,979       2,212,509  $          1.52
Band 100                                         --              --             1.56
Band 75                                          --              --             1.61
Band 50                                          --              --             1.65
Band 25                                          --              --             1.70
Band 0                                    2,156,691       1,233,029             1.75
                                    ---------------  --------------
 Total                              $     5,521,670       3,445,538
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       106,263
Mortality & expense charges                                                         (41,143)
                                                                            ----------------
Net investment income (loss)                                                         65,120
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            121,935
Realized gain distributions                                                          48,007
Net change in unrealized appreciation (depreciation)                                830,514
                                                                            ----------------
Net gain (loss)                                                                   1,000,456
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,065,576
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         65,120   $         37,960
Net realized gain (loss)                                          121,935             33,967
Realized gain distributions                                        48,007                 --
Net change in unrealized appreciation (depreciation)              830,514           (126,629)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,065,576            (54,702)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          675,167            865,636
Cost of units redeemed                                         (1,208,862)        (1,217,747)
Account charges                                                      (685)              (731)
                                                         -----------------  -----------------
Increase (decrease)                                              (534,380)          (352,842)
                                                         -----------------  -----------------
Net increase (decrease)                                           531,196           (407,544)
Net assets, beginning                                           4,990,474          5,398,018
                                                         -----------------  -----------------
Net assets, ending                                       $      5,521,670   $      4,990,474
                                                         =================  =================

Units sold                                                        468,118            680,247
Units redeemed                                                   (828,037)          (915,801)
                                                         -----------------  -----------------
Net increase (decrease)                                          (359,919)          (235,554)
Units outstanding, beginning                                    3,805,457          4,041,011
                                                         -----------------  -----------------
Units outstanding, ending                                       3,445,538          3,805,457
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    12,034,295
Cost of units redeemed/account charges                                           (8,241,118)
Net investment income (loss)                                                        340,438
Net realized gain (loss)                                                            359,208
Realized gain distributions                                                         203,040
Net change in unrealized appreciation (depreciation)                                825,807
                                                                            ----------------
Net assets                                                                  $     5,521,670
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.52         2,213  $      3,365         1.25%         21.5%
12/31/2016          1.25         2,470         3,092         1.25%         -1.8%
12/31/2015          1.27         2,438         3,107         1.25%         -3.5%
12/31/2014          1.32         1,007         1,330         1.25%         -1.0%
12/31/2013          1.33           914         1,219         1.25%         17.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.56             0  $          0         1.00%         21.8%
12/31/2016          1.28             0             0         1.00%         -1.5%
12/31/2015          1.30             0             0         1.00%         -3.3%
12/31/2014          1.35             0             0         1.00%         -0.8%
12/31/2013          1.36             0             0         1.00%         17.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.61             0  $          0         0.75%         22.1%
12/31/2016          1.32             0             0         0.75%         -1.3%
12/31/2015          1.33             0             0         0.75%         -3.0%
12/31/2014          1.38             0             0         0.75%         -0.5%
12/31/2013          1.38             0             0         0.75%         18.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.65             0  $          0         0.50%         22.4%
12/31/2016          1.35             0             0         0.50%         -1.0%
12/31/2015          1.37             0             0         0.50%         -2.8%
12/31/2014          1.40             0             0         0.50%         -0.3%
12/31/2013          1.41             0             0         0.50%         18.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.70             0  $          0         0.25%         22.7%
12/31/2016          1.39             0             0         0.25%         -0.8%
12/31/2015          1.40             0             0         0.25%         -2.5%
12/31/2014          1.43             0             0         0.25%          0.0%
12/31/2013          1.43             0             0         0.25%         18.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.75         1,233  $      2,157         0.00%         23.0%
12/31/2016          1.42         1,335         1,898         0.00%         -0.5%
12/31/2015          1.43         1,603         2,291         0.00%         -2.3%
12/31/2014          1.46         1,678         2,455         0.00%          0.2%
12/31/2013          1.46         1,721         2,512         0.00%         19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.0%
    2016        1.5%
    2015        1.8%
    2014        1.6%
    2013        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            INVESCO MID CAP CORE EQUITY FUND R CLASS - 00141M598

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,578,461  $      1,649,910           76,528
                                                      ================  ===============
Receivables: investments sold                    323
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,578,784
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,208,618         509,742  $          2.37
Band 100                                   334,284         136,054             2.46
Band 75                                         --              --             2.55
Band 50                                     35,882          13,600             2.64
Band 25                                         --              --             2.73
Band 0                                          --              --             2.83
                                    --------------  --------------
 Total                              $    1,578,784         659,396
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          2,209
Mortality & expense charges                                                            (20,267)
                                                                              -----------------
Net investment income (loss)                                                           (18,058)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    59
Realized gain distributions                                                            205,954
Net change in unrealized appreciation (depreciation)                                    30,764
                                                                              -----------------
Net gain (loss)                                                                        236,777
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        218,719
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (18,058)  $        (25,490)
Net realized gain (loss)                                               59            (55,599)
Realized gain distributions                                       205,954            185,761
Net change in unrealized appreciation (depreciation)               30,764            104,379
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 218,719            209,051
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           90,035            405,366
Cost of units redeemed                                           (717,367)        (1,032,442)
Account charges                                                      (590)              (974)
                                                         -----------------  -----------------
Increase (decrease)                                              (627,922)          (628,050)
                                                         -----------------  -----------------
Net increase (decrease)                                          (409,203)          (418,999)
Net assets, beginning                                           1,987,987          2,406,986
                                                         -----------------  -----------------
Net assets, ending                                       $      1,578,784   $      1,987,987
                                                         =================  =================

Units sold                                                         44,202            210,213
Units redeemed                                                   (326,946)          (527,606)
                                                         -----------------  -----------------
Net increase (decrease)                                          (282,744)          (317,393)
Units outstanding, beginning                                      942,140          1,259,533
                                                         -----------------  -----------------
Units outstanding, ending                                         659,396            942,140
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    10,118,790
Cost of units redeemed/account charges                                          (10,918,757)
Net investment income (loss)                                                       (337,762)
Net realized gain (loss)                                                            654,313
Realized gain distributions                                                       2,133,649
Net change in unrealized appreciation (depreciation)                                (71,449)
                                                                            ----------------
Net assets                                                                  $     1,578,784
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.37           510  $      1,209         1.25%         13.3%
12/31/2016          2.09           761         1,593         1.25%         10.4%
12/31/2015          1.90         1,074         2,036         1.25%         -5.8%
12/31/2014          2.01         1,266         2,547         1.25%          2.9%
12/31/2013          1.95         2,051         4,008         1.25%         27.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.46           136  $        334         1.00%         13.6%
12/31/2016          2.16           153           332         1.00%         10.6%
12/31/2015          1.95           126           247         1.00%         -5.5%
12/31/2014          2.07           157           325         1.00%          3.2%
12/31/2013          2.00             9            18         1.00%         27.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.55             0  $          0         0.75%         13.9%
12/31/2016          2.24             0             0         0.75%         10.9%
12/31/2015          2.02             0             0         0.75%         -5.3%
12/31/2014          2.13             0             0         0.75%          3.5%
12/31/2013          2.06             0             0         0.75%         27.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.64            14  $         36         0.50%         14.2%
12/31/2016          2.31            28            64         0.50%         11.2%
12/31/2015          2.08            51           105         0.50%         -5.1%
12/31/2014          2.19            31            67         0.50%          3.7%
12/31/2013          2.11            27            56         0.50%         28.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.73             0  $          0         0.25%         14.5%
12/31/2016          2.39             0             0         0.25%         11.5%
12/31/2015          2.14             0             0         0.25%         -4.8%
12/31/2014          2.25             0             0         0.25%          4.0%
12/31/2013          2.17             0             0         0.25%         28.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.83             0  $          0         0.00%         14.7%
12/31/2016          2.47             0             0         0.00%         11.7%
12/31/2015          2.21             8            18         0.00%         -4.6%
12/31/2014          2.32            10            24         0.00%          4.2%
12/31/2013          2.22            76           169         0.00%         28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.1%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            INVESCO MID CAP CORE EQUITY FUND A CLASS - 00141M812

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       352,570  $        360,423           16,381
                                                      ================  ===============
Receivables: investments sold                    124
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       352,694
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       352,694         145,241  $         2.43
Band 100                                        --              --            2.52
Band 75                                         --              --            2.61
Band 50                                         --              --            2.70
Band 25                                         --              --            2.80
Band 0                                          --              --            2.95
                                   ---------------  --------------
 Total                             $       352,694         145,241
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            473
Mortality & expense charges                                                           (5,050)
                                                                            -----------------
Net investment income (loss)                                                          (4,577)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              12,185
Realized gain distributions                                                           44,156
Net change in unrealized appreciation (depreciation)                                   3,002
                                                                            -----------------
Net gain (loss)                                                                       59,343
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         54,766
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (4,577)  $        (12,713)
Net realized gain (loss)                                           12,185            (91,407)
Realized gain distributions                                        44,156             50,338
Net change in unrealized appreciation (depreciation)                3,002            164,262
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  54,766            110,480
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           31,724            120,758
Cost of units redeemed                                           (287,727)        (1,668,169)
Account charges                                                       (50)              (156)
                                                         -----------------  -----------------
Increase (decrease)                                              (256,053)        (1,547,567)
                                                         -----------------  -----------------
Net increase (decrease)                                          (201,287)        (1,437,087)
Net assets, beginning                                             553,981          1,991,068
                                                         -----------------  -----------------
Net assets, ending                                       $        352,694   $        553,981
                                                         =================  =================

Units sold                                                         14,055             62,420
Units redeemed                                                   (128,013)          (833,706)
                                                         -----------------  -----------------
Net increase (decrease)                                          (113,958)          (771,286)
Units outstanding, beginning                                      259,199          1,030,485
                                                         -----------------  -----------------
Units outstanding, ending                                         145,241            259,199
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    10,396,464
Cost of units redeemed/account charges                                          (12,298,087)
Net investment income (loss)                                                       (334,813)
Net realized gain (loss)                                                            604,840
Realized gain distributions                                                       1,992,143
Net change in unrealized appreciation (depreciation)                                 (7,853)
                                                                            ----------------
Net assets                                                                  $       352,694
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.43           145  $        353         1.25%         13.6%
12/31/2016          2.14           259           554         1.25%         10.6%
12/31/2015          1.93         1,030         1,991         1.25%         -5.5%
12/31/2014          2.05         1,471         3,009         1.25%          3.2%
12/31/2013          1.98         2,104         4,168         1.25%         27.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.52             0  $          0         1.00%         13.9%
12/31/2016          2.21             0             0         1.00%         10.9%
12/31/2015          1.99             0             0         1.00%         -5.3%
12/31/2014          2.10             0             0         1.00%          3.5%
12/31/2013          2.03             0             0         1.00%         27.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.61             0  $          0         0.75%         14.2%
12/31/2016          2.28             0             0         0.75%         11.2%
12/31/2015          2.05             0             0         0.75%         -5.0%
12/31/2014          2.16             0             0         0.75%          3.7%
12/31/2013          2.09             0             0         0.75%         28.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.70             0  $          0         0.50%         14.5%
12/31/2016          2.36             0             0         0.50%         11.4%
12/31/2015          2.12             0             0         0.50%         -4.8%
12/31/2014          2.23             0             0         0.50%          4.0%
12/31/2013          2.14             0             0         0.50%         28.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.80             0  $          0         0.25%         14.8%
12/31/2016          2.44             0             0         0.25%         11.7%
12/31/2015          2.18             0             0         0.25%         -4.6%
12/31/2014          2.29             0             0         0.25%          4.2%
12/31/2013          2.20             0             0         0.25%         28.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.95             0  $          0         0.00%         15.0%
12/31/2016          2.56             0             0         0.00%         12.0%
12/31/2015          2.29             0             0         0.00%         -4.3%
12/31/2014          2.39             0             0         0.00%          4.5%
12/31/2013          2.29             0             0         0.00%         29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.1%
    2016        0.1%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           INVESCO DIVERSIFIED DIVIDEND FUND R6 CLASS - 00141B840

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      6,875,823  $     6,747,227          337,898
                                                       ===============  ===============
Receivables: investments sold                   3,784
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      6,879,607
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,879,607       6,371,906  $          1.08
Band 100                                         --              --             1.08
Band 75                                          --              --             1.09
Band 50                                          --              --             1.09
Band 25                                          --              --             1.09
Band 0                                           --              --             1.09
                                    ---------------  --------------
 Total                              $     6,879,607       6,371,906
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         65,656
Mortality & expense charges                                                           (30,634)
                                                                             -----------------
Net investment income (loss)                                                           35,022
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,737
Realized gain distributions                                                            42,749
Net change in unrealized appreciation (depreciation)                                  128,596
                                                                             -----------------
Net gain (loss)                                                                       173,082
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        208,104
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         35,022   $             --
Net realized gain (loss)                                            1,737                 --
Realized gain distributions                                        42,749                 --
Net change in unrealized appreciation (depreciation)              128,596                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 208,104                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                       10,675,595                 --
Cost of units redeemed                                         (4,001,940)                --
Account charges                                                    (2,152)                --
                                                         -----------------  ----------------
Increase (decrease)                                             6,671,503                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         6,879,607                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      6,879,607   $             --
                                                         =================  ================

Units sold                                                     10,256,950                 --
Units redeemed                                                 (3,885,044)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         6,371,906                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       6,371,906                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $     10,675,595
Cost of units redeemed/account charges                                             (4,004,092)
Net investment income (loss)                                                           35,022
Net realized gain (loss)                                                                1,737
Realized gain distributions                                                            42,749
Net change in unrealized appreciation (depreciation)                                  128,596
                                                                             -----------------
Net assets                                                                   $      6,879,607
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08         6,372  $      6,880         1.25%          7.3%
12/31/2016          1.01             0             0         1.25%          0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         1.00%          7.6%
12/31/2016          1.01             0             0         1.00%          0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0  $          0         0.75%          7.8%
12/31/2016          1.01             0             0         0.75%          0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0  $          0         0.50%          8.1%
12/31/2016          1.01             0             0         0.50%          0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0  $          0         0.25%          8.4%
12/31/2016          1.01             0             0         0.25%          0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0  $          0         0.00%          8.6%
12/31/2016          1.01             0             0         0.00%          0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     INVESCO INTERNATIONAL GROWTH FUND R6 CLASS - 00889A400 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.23
Band 100                                        --              --            1.23
Band 75                                         --              --            1.23
Band 50                                         --              --            1.24
Band 25                                         --              --            1.24
Band 0                                          --              --            1.24
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0  $          0         1.25%         21.6%
12/31/2016          1.01             0             0         1.25%          1.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0  $          0         1.00%         21.9%
12/31/2016          1.01             0             0         1.00%          1.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0  $          0         0.75%         22.2%
12/31/2016          1.01             0             0         0.75%          1.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0  $          0         0.50%         22.5%
12/31/2016          1.01             0             0         0.50%          1.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0  $          0         0.25%         22.9%
12/31/2016          1.01             0             0         0.25%          1.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0  $          0         0.00%         23.2%
12/31/2016          1.01             0             0         0.00%          1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             INVESCO SMALL CAP GROWTH FUND R6 CLASS - 00888W478

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       53,348   $        56,726            1,255
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (354)
                                     ---------------
Net assets                           $       52,994
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       52,994          44,045  $          1.20
Band 100                                        --              --             1.21
Band 75                                         --              --             1.21
Band 50                                         --              --             1.21
Band 25                                         --              --             1.22
Band 0                                          --              --             1.22
                                    --------------  --------------
 Total                              $       52,994          44,045
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $              5
Mortality & expense charges                                                             (933)
                                                                            -----------------
Net investment income (loss)                                                            (928)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              15,397
Realized gain distributions                                                            3,991
Net change in unrealized appreciation (depreciation)                                  (3,378)
                                                                            -----------------
Net gain (loss)                                                                       16,010
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         15,082
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (928)  $             --
Net realized gain (loss)                                           15,397                 --
Realized gain distributions                                         3,991                 --
Net change in unrealized appreciation (depreciation)               (3,378)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  15,082                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          194,114                 --
Cost of units redeemed                                           (156,193)                --
Account charges                                                        (9)                --
                                                         -----------------  ----------------
Increase (decrease)                                                37,912                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            52,994                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         52,994   $             --
                                                         =================  ================

Units sold                                                        181,756                 --
Units redeemed                                                   (137,711)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            44,045                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          44,045                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        194,114
Cost of units redeemed/account charges                                              (156,202)
Net investment income (loss)                                                            (928)
Net realized gain (loss)                                                              15,397
Realized gain distributions                                                            3,991
Net change in unrealized appreciation (depreciation)                                  (3,378)
                                                                            -----------------
Net assets                                                                  $         52,994
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20            44  $         53         1.25%         23.9%
12/31/2016          0.97             0             0         1.25%         -2.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0  $          0         1.00%         24.2%
12/31/2016          0.97             0             0         1.00%         -2.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0  $          0         0.75%         24.6%
12/31/2016          0.97             0             0         0.75%         -2.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0  $          0         0.50%         24.9%
12/31/2016          0.97             0             0         0.50%         -2.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0  $          0         0.25%         25.2%
12/31/2016          0.97             0             0         0.25%         -2.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0  $          0         0.00%         25.5%
12/31/2016          0.97             0             0         0.00%         -2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         INVESCO FLOATING RATE FUND R6 CLASS - 00141A420 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         1.25%          2.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         1.00%          2.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.75%          2.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.50%          2.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.25%          2.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.00%          2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2017            0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                  IVY HIGH INCOME FUND Y CLASS - 466000635

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        743,445  $       755,535           99,049
                                                       ===============  ===============
Receivables: investments sold                   5,368
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        748,813
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       748,813         629,321  $         1.19
Band 100                                        --              --            1.20
Band 75                                         --              --            1.22
Band 50                                         --              --            1.23
Band 25                                         --              --            1.24
Band 0                                          --              --            1.26
                                   ---------------  --------------
 Total                             $       748,813         629,321
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $        126,693
Mortality & expense charges                                                           (23,343)
                                                                             -----------------
Net investment income (loss)                                                          103,350
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (55,704)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   71,504
                                                                             -----------------
Net gain (loss)                                                                        15,800
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        119,150
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        103,350   $        176,117
Net realized gain (loss)                                          (55,704)          (258,939)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               71,504            460,424
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 119,150            377,602
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          302,494            755,367
Cost of units redeemed                                         (1,556,008)        (1,821,087)
Account charges                                                      (883)              (483)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,254,397)        (1,066,203)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,135,247)          (688,601)
Net assets, beginning                                           1,884,060          2,572,661
                                                         -----------------  -----------------
Net assets, ending                                       $        748,813   $      1,884,060
                                                         =================  =================

Units sold                                                        261,212            830,359
Units redeemed                                                 (1,321,104)        (1,801,883)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,059,892)          (971,524)
Units outstanding, beginning                                    1,689,213          2,660,737
                                                         -----------------  -----------------
Units outstanding, ending                                         629,321          1,689,213
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      4,392,975
Cost of units redeemed/account charges                                            (3,877,355)
Net investment income (loss)                                                         541,477
Net realized gain (loss)                                                            (337,169)
Realized gain distributions                                                           40,975
Net change in unrealized appreciation (depreciation)                                 (12,090)
                                                                            -----------------
Net assets                                                                  $        748,813
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19           629  $        749         1.25%          6.7%
12/31/2016          1.12         1,689         1,884         1.25%         15.4%
12/31/2015          0.97         2,661         2,573         1.25%         -8.5%
12/31/2014          1.06         2,436         2,575         1.25%          0.2%
12/31/2013          1.05             0             0         1.25%          5.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         1.00%          6.9%
12/31/2016          1.13             0             0         1.00%         15.6%
12/31/2015          0.97             0             0         1.00%         -8.3%
12/31/2014          1.06             0             0         1.00%          0.5%
12/31/2013          1.06             0             0         1.00%          5.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0  $          0         0.75%          7.2%
12/31/2016          1.14             0             0         0.75%         15.9%
12/31/2015          0.98             0             0         0.75%         -8.1%
12/31/2014          1.07             0             0         0.75%          0.7%
12/31/2013          1.06             0             0         0.75%          5.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0  $          0         0.50%          7.5%
12/31/2016          1.15             0             0         0.50%         16.2%
12/31/2015          0.99             0             0         0.50%         -7.8%
12/31/2014          1.07             0             0         0.50%          1.0%
12/31/2013          1.06             0             0         0.50%          5.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0  $          0         0.25%          7.8%
12/31/2016          1.16             0             0         0.25%         16.5%
12/31/2015          0.99             0             0         0.25%         -7.6%
12/31/2014          1.07             0             0         0.25%          1.2%
12/31/2013          1.06             0             0         0.25%          6.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0  $          0         0.00%          8.0%
12/31/2016          1.17             0             0         0.00%         16.8%
12/31/2015          1.00             0             0         0.00%         -7.4%
12/31/2014          1.08             0             0         0.00%          1.5%
12/31/2013          1.06             0             0         0.00%          6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        9.6%
    2016        9.4%
    2015        7.6%
    2014        9.5%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 IVY ASSET STRATEGY FUND R CLASS - 466000114

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         40,933  $        37,380            1,736
                                                       ===============  ===============
Receivables: investments sold                      27
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         40,960
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       40,960          37,438  $          1.09
Band 100                                        --              --             1.11
Band 75                                         --              --             1.12
Band 50                                         --              --             1.13
Band 25                                         --              --             1.14
Band 0                                          --              --             1.16
                                    --------------  --------------
 Total                              $       40,960          37,438
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $            245
Mortality & expense charges                                                               (434)
                                                                              -----------------
Net investment income (loss)                                                              (189)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    18
Realized gain distributions                                                                760
Net change in unrealized appreciation (depreciation)                                     4,761
                                                                              -----------------
Net gain (loss)                                                                          5,539
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          5,350
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (189)  $           (822)
Net realized gain (loss)                                               18            (34,644)
Realized gain distributions                                           760                 --
Net change in unrealized appreciation (depreciation)                4,761             29,356
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   5,350             (6,110)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            6,487             21,370
Cost of units redeemed                                                (61)          (103,370)
Account charges                                                        (8)                (6)
                                                         -----------------  -----------------
Increase (decrease)                                                 6,418            (82,006)
                                                         -----------------  -----------------
Net increase (decrease)                                            11,768            (88,116)
Net assets, beginning                                              29,192            117,308
                                                         -----------------  -----------------
Net assets, ending                                       $         40,960   $         29,192
                                                         =================  =================

Units sold                                                          6,399             22,324
Units redeemed                                                        (66)          (107,517)
                                                         -----------------  -----------------
Net increase (decrease)                                             6,333            (85,193)
Units outstanding, beginning                                       31,105            116,298
                                                         -----------------  -----------------
Units outstanding, ending                                          37,438             31,105
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        175,285
Cost of units redeemed/account charges                                               (119,578)
Net investment income (loss)                                                           (2,405)
Net realized gain (loss)                                                              (35,904)
Realized gain distributions                                                            20,009
Net change in unrealized appreciation (depreciation)                                    3,553
                                                                             -----------------
Net assets                                                                   $         40,960
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09            37  $         41         1.25%         16.6%
12/31/2016          0.94            31            29         1.25%         -7.0%
12/31/2015          1.01           116           117         1.25%         -9.8%
12/31/2014          1.12            75            84         1.25%         -6.5%
12/31/2013          1.20             0             0         1.25%         19.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         1.00%         16.9%
12/31/2016          0.95             0             0         1.00%         -6.7%
12/31/2015          1.02             0             0         1.00%         -9.6%
12/31/2014          1.12             0             0         1.00%         -6.3%
12/31/2013          1.20             0             0         1.00%         19.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         0.75%         17.2%
12/31/2016          0.96             0             0         0.75%         -6.5%
12/31/2015          1.02             0             0         0.75%         -9.4%
12/31/2014          1.13             0             0         0.75%         -6.1%
12/31/2013          1.20             0             0         0.75%         20.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0  $          0         0.50%         17.5%
12/31/2016          0.96             0             0         0.50%         -6.3%
12/31/2015          1.03             0             0         0.50%         -9.2%
12/31/2014          1.13             0             0         0.50%         -5.8%
12/31/2013          1.20             0             0         0.50%         20.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0  $          0         0.25%         17.7%
12/31/2016          0.97             0             0         0.25%         -6.0%
12/31/2015          1.03             0             0         0.25%         -8.9%
12/31/2014          1.14             0             0         0.25%         -5.6%
12/31/2013          1.20             0             0         0.25%         20.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         0.00%         18.0%
12/31/2016          0.98             0             0         0.00%         -5.8%
12/31/2015          1.04             0             0         0.00%         -8.7%
12/31/2014          1.14             0             0         0.00%         -5.4%
12/31/2013          1.21             0             0         0.00%         20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        0.0%
    2015        0.0%
    2014        0.4%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           IVY ASSET STRATEGY FUND Y CLASS - 466000726 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.11
Band 100                                        --              --            1.12
Band 75                                         --              --            1.14
Band 50                                         --              --            1.15
Band 25                                         --              --            1.16
Band 0                                          --              --            1.18
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         1.25%         17.0%
12/31/2016          0.95             0             0         1.25%         -6.6%
12/31/2015          1.02             0             0         1.25%         -9.6%
12/31/2014          1.13             0             0         1.25%         -6.2%
12/31/2013          1.20             0             0         1.25%         19.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         1.00%         17.3%
12/31/2016          0.96             0             0         1.00%         -6.4%
12/31/2015          1.02             0             0         1.00%         -9.3%
12/31/2014          1.13             0             0         1.00%         -6.0%
12/31/2013          1.20             0             0         1.00%         20.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0  $          0         0.75%         17.6%
12/31/2016          0.97             0             0         0.75%         -6.1%
12/31/2015          1.03             0             0         0.75%         -9.1%
12/31/2014          1.13             0             0         0.75%         -5.7%
12/31/2013          1.20             0             0         0.75%         20.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         0.50%         17.9%
12/31/2016          0.98             0             0         0.50%         -5.9%
12/31/2015          1.04             0             0         0.50%         -8.9%
12/31/2014          1.14             0             0         0.50%         -5.5%
12/31/2013          1.20             0             0         0.50%         20.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         0.25%         18.2%
12/31/2016          0.98             0             0         0.25%         -5.6%
12/31/2015          1.04             0             0         0.25%         -8.7%
12/31/2014          1.14             0             0         0.25%         -5.2%
12/31/2013          1.21             0             0         0.25%         20.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0  $          0         0.00%         18.5%
12/31/2016          0.99             0             0         0.00%         -5.4%
12/31/2015          1.05             0             0         0.00%         -8.4%
12/31/2014          1.15             0             0         0.00%         -5.0%
12/31/2013          1.21             0             0         0.00%         20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                    IVY BALANCED FUND Y CLASS - 465898583

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       855,827  $        814,139           34,403
                                                      ================  ===============
Receivables: investments sold                    815
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       856,642
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       856,642         653,977  $         1.31
Band 100                                        --              --            1.32
Band 75                                         --              --            1.34
Band 50                                         --              --            1.36
Band 25                                         --              --            1.37
Band 0                                          --              --            1.39
                                   ---------------  --------------
 Total                             $       856,642         653,977
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         16,445
Mortality & expense charges                                                           (10,956)
                                                                             -----------------
Net investment income (loss)                                                            5,489
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                8,592
Realized gain distributions                                                            21,775
Net change in unrealized appreciation (depreciation)                                   53,139
                                                                             -----------------
Net gain (loss)                                                                        83,506
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         88,995
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,489   $        (39,910)
Net realized gain (loss)                                            8,592           (114,007)
Realized gain distributions                                        21,775             17,131
Net change in unrealized appreciation (depreciation)               53,139            251,733
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  88,995            114,947
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           84,449            603,300
Cost of units redeemed                                           (657,206)        (7,226,164)
Account charges                                                      (270)              (529)
                                                         -----------------  -----------------
Increase (decrease)                                              (573,027)        (6,623,393)
                                                         -----------------  -----------------
Net increase (decrease)                                          (484,032)        (6,508,446)
Net assets, beginning                                           1,340,674          7,849,120
                                                         -----------------  -----------------
Net assets, ending                                       $        856,642   $      1,340,674
                                                         =================  =================

Units sold                                                         67,727            533,538
Units redeemed                                                   (539,615)        (6,048,338)
                                                         -----------------  -----------------
Net increase (decrease)                                          (471,888)        (5,514,800)
Units outstanding, beginning                                    1,125,865          6,640,665
                                                         -----------------  -----------------
Units outstanding, ending                                         653,977          1,125,865
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $     11,192,941
Cost of units redeemed/account charges                                            (10,928,780)
Net investment income (loss)                                                          (86,244)
Net realized gain (loss)                                                              (11,334)
Realized gain distributions                                                           648,371
Net change in unrealized appreciation (depreciation)                                   41,688
                                                                             -----------------
Net assets                                                                   $        856,642
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31           654  $        857         1.25%         10.0%
12/31/2016          1.19         1,126         1,341         1.25%          0.7%
12/31/2015          1.18         6,641         7,849         1.25%         -1.6%
12/31/2014          1.20         6,822         8,198         1.25%          6.0%
12/31/2013          1.13            20            23         1.25%         13.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0  $          0         1.00%         10.3%
12/31/2016          1.20             0             0         1.00%          1.0%
12/31/2015          1.19             0             0         1.00%         -1.4%
12/31/2014          1.21             0             0         1.00%          6.2%
12/31/2013          1.14             0             0         1.00%         13.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0  $          0         0.75%         10.6%
12/31/2016          1.21             0             0         0.75%          1.2%
12/31/2015          1.20             0             0         0.75%         -1.2%
12/31/2014          1.21             0             0         0.75%          6.5%
12/31/2013          1.14             0             0         0.75%         13.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0  $          0         0.50%         10.8%
12/31/2016          1.22             0             0         0.50%          1.5%
12/31/2015          1.20             0             0         0.50%         -0.9%
12/31/2014          1.22             0             0         0.50%          6.8%
12/31/2013          1.14             0             0         0.50%         13.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0  $          0         0.25%         11.1%
12/31/2016          1.23             0             0         0.25%          1.8%
12/31/2015          1.21             0             0         0.25%         -0.7%
12/31/2014          1.22             0             0         0.25%          7.0%
12/31/2013          1.14             0             0         0.25%         14.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0  $          0         0.00%         11.4%
12/31/2016          1.24             0             0         0.00%          2.0%
12/31/2015          1.22             0             0         0.00%         -0.4%
12/31/2014          1.22             0             0         0.00%          7.3%
12/31/2013          1.14             0             0         0.00%         14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        0.8%
    2015        1.1%
    2014        1.2%
    2013        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                    IVY BALANCED FUND R CLASS - 465899375

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         58,796  $        56,676            2,366
                                                       ===============  ===============
Receivables: investments sold                      32
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         58,828
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       58,828          45,628  $          1.29
Band 100                                        --              --             1.30
Band 75                                         --              --             1.32
Band 50                                         --              --             1.33
Band 25                                         --              --             1.35
Band 0                                          --              --             1.36
                                    --------------  --------------
 Total                              $       58,828          45,628
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,590
Mortality & expense charges                                                            (1,493)
                                                                             -----------------
Net investment income (loss)                                                               97
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                7,551
Realized gain distributions                                                             1,490
Net change in unrealized appreciation (depreciation)                                    2,565
                                                                             -----------------
Net gain (loss)                                                                        11,606
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         11,703
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $             97   $           (150)
Net realized gain (loss)                                             7,551             (4,023)
Realized gain distributions                                          1,490              3,410
Net change in unrealized appreciation (depreciation)                 2,565              7,466
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   11,703              6,703
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            29,124            284,673
Cost of units redeemed                                            (280,441)          (182,468)
Account charges                                                        (42)               (50)
                                                          -----------------  -----------------
Increase (decrease)                                               (251,359)           102,155
                                                          -----------------  -----------------
Net increase (decrease)                                           (239,656)           108,858
Net assets, beginning                                              298,484            189,626
                                                          -----------------  -----------------
Net assets, ending                                        $         58,828   $        298,484
                                                          =================  =================

Units sold                                                          23,853            245,519
Units redeemed                                                    (232,074)          (153,486)
                                                          -----------------  -----------------
Net increase (decrease)                                           (208,221)            92,033
Units outstanding, beginning                                       253,849            161,816
                                                          -----------------  -----------------
Units outstanding, ending                                           45,628            253,849
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        587,487
Cost of units redeemed/account charges                                               (555,094)
Net investment income (loss)                                                           (2,828)
Net realized gain (loss)                                                                5,392
Realized gain distributions                                                            21,751
Net change in unrealized appreciation (depreciation)                                    2,120
                                                                             -----------------
Net assets                                                                   $         58,828
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29            46  $         59         1.25%          9.7%
12/31/2016          1.18           254           298         1.25%          0.3%
12/31/2015          1.17           162           190         1.25%         -1.9%
12/31/2014          1.20           193           230         1.25%          5.6%
12/31/2013          1.13            56            64         1.25%         13.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0  $          0         1.00%          9.9%
12/31/2016          1.19             0             0         1.00%          0.6%
12/31/2015          1.18             0             0         1.00%         -1.7%
12/31/2014          1.20             0             0         1.00%          5.9%
12/31/2013          1.13             0             0         1.00%         13.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0  $          0         0.75%         10.2%
12/31/2016          1.20             0             0         0.75%          0.8%
12/31/2015          1.19             0             0         0.75%         -1.4%
12/31/2014          1.20             0             0         0.75%          6.1%
12/31/2013          1.13             0             0         0.75%         13.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0  $          0         0.50%         10.5%
12/31/2016          1.21             0             0         0.50%          1.1%
12/31/2015          1.19             0             0         0.50%         -1.2%
12/31/2014          1.21             0             0         0.50%          6.4%
12/31/2013          1.14             0             0         0.50%         13.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35             0  $          0         0.25%         10.7%
12/31/2016          1.22             0             0         0.25%          1.3%
12/31/2015          1.20             0             0         0.25%         -1.0%
12/31/2014          1.21             0             0         0.25%          6.7%
12/31/2013          1.14             0             0         0.25%         13.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0  $          0         0.00%         11.0%
12/31/2016          1.23             0             0         0.00%          1.6%
12/31/2015          1.21             0             0         0.00%         -0.7%
12/31/2014          1.22             0             0         0.00%          6.9%
12/31/2013          1.14             0             0         0.00%         13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.0%
    2015        0.7%
    2014        0.5%
    2013        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                  IVY HIGH INCOME FUND R CLASS - 465899490

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        85,772  $         87,685           15,535
                                                      ================  ===============
Receivables: investments sold                 31,676
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       117,448
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       117,448         100,249  $         1.17
Band 100                                        --              --            1.18
Band 75                                         --              --            1.20
Band 50                                         --              --            1.21
Band 25                                         --              --            1.23
Band 0                                          --              --            1.24
                                   ---------------  --------------
 Total                             $       117,448         100,249
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          5,946
Mortality & expense charges                                                             (1,155)
                                                                              -----------------
Net investment income (loss)                                                             4,791
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (4,074)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     6,114
                                                                              -----------------
Net gain (loss)                                                                          2,040
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          6,831
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          4,791   $           6,988
Net realized gain (loss)                                            (4,074)             (5,357)
Realized gain distributions                                             --                  --
Net change in unrealized appreciation (depreciation)                 6,114              13,628
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                    6,831              15,259
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                            77,760              28,877
Cost of units redeemed                                             (87,139)            (34,815)
Account charges                                                        (45)                (51)
                                                          -----------------  ------------------
Increase (decrease)                                                 (9,424)             (5,989)
                                                          -----------------  ------------------
Net increase (decrease)                                             (2,593)              9,270
Net assets, beginning                                              120,041             110,771
                                                          -----------------  ------------------
Net assets, ending                                        $        117,448   $         120,041
                                                          =================  ==================

Units sold                                                          66,737              28,260
Units redeemed                                                     (75,405)            (34,882)
                                                          -----------------  ------------------
Net increase (decrease)                                             (8,668)             (6,622)
Units outstanding, beginning                                       108,917             115,539
                                                          -----------------  ------------------
Units outstanding, ending                                          100,249             108,917
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        385,268
Cost of units redeemed/account charges                                               (282,672)
Net investment income (loss)                                                           28,622
Net realized gain (loss)                                                              (16,148)
Realized gain distributions                                                             4,291
Net change in unrealized appreciation (depreciation)                                   (1,913)
                                                                             -----------------
Net assets                                                                   $        117,448
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17           100  $        117         1.25%          6.3%
12/31/2016          1.10           109           120         1.25%         15.0%
12/31/2015          0.96           116           111         1.25%         -8.8%
12/31/2014          1.05           170           178         1.25%         -0.1%
12/31/2013          1.05            90            95         1.25%          5.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0  $          0         1.00%          6.6%
12/31/2016          1.11             0             0         1.00%         15.2%
12/31/2015          0.96             0             0         1.00%         -8.6%
12/31/2014          1.06             0             0         1.00%          0.1%
12/31/2013          1.05             0             0         1.00%          5.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.75%          6.8%
12/31/2016          1.12             0             0         0.75%         15.5%
12/31/2015          0.97             0             0         0.75%         -8.4%
12/31/2014          1.06             0             0         0.75%          0.4%
12/31/2013          1.06             0             0         0.75%          5.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0  $          0         0.50%          7.1%
12/31/2016          1.13             0             0         0.50%         15.8%
12/31/2015          0.98             0             0         0.50%         -8.1%
12/31/2014          1.06             0             0         0.50%          0.6%
12/31/2013          1.06             0             0         0.50%          5.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0  $          0         0.25%          7.4%
12/31/2016          1.14             0             0         0.25%         16.1%
12/31/2015          0.98             0             0         0.25%         -7.9%
12/31/2014          1.07             0             0         0.25%          0.9%
12/31/2013          1.06             0             0         0.25%          5.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0  $          0         0.00%          7.6%
12/31/2016          1.15             0             0         0.00%         16.4%
12/31/2015          0.99             0             0         0.00%         -7.7%
12/31/2014          1.07             0             0         0.00%          1.1%
12/31/2013          1.06             0             0         0.00%          6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.0%
    2016        7.3%
    2015        6.3%
    2014        7.1%
    2013        4.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                     IVY ENERGY FUND R CLASS - 465899367

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        11,353   $        10,096              924
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (4)
                                     ----------------
Net assets                           $        11,349
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       11,349          11,387  $          1.00
Band 100                                        --              --             1.00
Band 75                                         --              --             1.01
Band 50                                         --              --             1.01
Band 25                                         --              --             1.02
Band 0                                          --              --             1.02
                                    --------------  --------------
 Total                              $       11,349          11,387
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             17
Mortality & expense charges                                                            (2,621)
                                                                             -----------------
Net investment income (loss)                                                           (2,604)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (25,868)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (39,178)
                                                                             -----------------
Net gain (loss)                                                                       (65,046)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (67,650)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,604)  $         (1,295)
Net realized gain (loss)                                          (25,868)                87
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (39,178)            40,435
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (67,650)            39,227
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           48,937            270,481
Cost of units redeemed                                           (279,532)                --
Account charges                                                       (75)               (39)
                                                         -----------------  -----------------
Increase (decrease)                                              (230,670)           270,442
                                                         -----------------  -----------------
Net increase (decrease)                                          (298,320)           309,669
Net assets, beginning                                             309,669                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         11,349   $        309,669
                                                         =================  =================

Units sold                                                         49,011            266,026
Units redeemed                                                   (303,616)               (34)
                                                         -----------------  -----------------
Net increase (decrease)                                          (254,605)           265,992
Units outstanding, beginning                                      265,992                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          11,387            265,992
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        319,418
Cost of units redeemed/account charges                                               (279,646)
Net investment income (loss)                                                           (3,899)
Net realized gain (loss)                                                              (25,781)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    1,257
                                                                             -----------------
Net assets                                                                   $         11,349
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00            11  $         11         1.25%        -14.4%
12/31/2016          1.16           266           310         1.25%         32.3%
12/31/2015          0.88             0             0         1.25%        -12.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         1.00%        -14.2%
12/31/2016          1.17             0             0         1.00%         32.7%
12/31/2015          0.88             0             0         1.00%        -12.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.75%        -14.0%
12/31/2016          1.17             0             0         0.75%         33.0%
12/31/2015          0.88             0             0         0.75%        -12.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.50%        -13.7%
12/31/2016          1.17             0             0         0.50%         33.3%
12/31/2015          0.88             0             0         0.50%        -11.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.25%        -13.5%
12/31/2016          1.18             0             0         0.25%         33.7%
12/31/2015          0.88             0             0         0.25%        -11.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.00%        -13.3%
12/31/2016          1.18             0             0         0.00%         34.0%
12/31/2015          0.88             0             0         0.00%        -11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                     IVY ENERGY FUND Y CLASS - 466000361

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        713,021  $       767,865           57,541
                                                       ===============  ===============
Receivables: investments sold                   9,695
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        722,716
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       722,716         719,722  $         1.00
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.02
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $       722,716         719,722
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          2,553
Mortality & expense charges                                                            (8,266)
                                                                             -----------------
Net investment income (loss)                                                           (5,713)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (55,138)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (70,263)
                                                                             -----------------
Net gain (loss)                                                                      (125,401)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (131,114)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,713)  $           (302)
Net realized gain (loss)                                          (55,138)             1,503
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (70,263)            15,419
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (131,114)            16,620
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,035,804            183,080
Cost of units redeemed                                           (371,768)            (9,825)
Account charges                                                       (66)               (15)
                                                         -----------------  -----------------
Increase (decrease)                                               663,970            173,240
                                                         -----------------  -----------------
Net increase (decrease)                                           532,856            189,860
Net assets, beginning                                             189,860                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        722,716   $        189,860
                                                         =================  =================

Units sold                                                        954,000            170,876
Units redeemed                                                   (396,773)            (8,381)
                                                         -----------------  -----------------
Net increase (decrease)                                           557,227            162,495
Units outstanding, beginning                                      162,495                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         719,722            162,495
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,218,884
Cost of units redeemed/account charges                                               (381,674)
Net investment income (loss)                                                           (6,015)
Net realized gain (loss)                                                              (53,635)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (54,844)
                                                                             -----------------
Net assets                                                                   $        722,716
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00           720  $        723         1.25%        -14.1%
12/31/2016          1.17           162           190         1.25%         32.7%
12/31/2015          0.88             0             0         1.25%        -12.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         1.00%        -13.8%
12/31/2016          1.17             0             0         1.00%         33.1%
12/31/2015          0.88             0             0         1.00%        -12.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.75%        -13.6%
12/31/2016          1.17             0             0         0.75%         33.4%
12/31/2015          0.88             0             0         0.75%        -11.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.50%        -13.4%
12/31/2016          1.18             0             0         0.50%         33.7%
12/31/2015          0.88             0             0         0.50%        -11.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.25%        -13.2%
12/31/2016          1.18             0             0         0.25%         34.1%
12/31/2015          0.88             0             0         0.25%        -11.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.00%        -13.0%
12/31/2016          1.18             0             0         0.00%         34.4%
12/31/2015          0.88             0             0         0.00%        -11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             IVY SCIENCE AND TECHNOLOGY FUND R CLASS - 466000437

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         6,020  $         5,206                97
                                                       ===============   ===============
Receivables: investments sold                       4
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         6,024
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         6,024            4,704  $         1.28
Band 100                                         --               --            1.29
Band 75                                          --               --            1.29
Band 50                                          --               --            1.30
Band 25                                          --               --            1.31
Band 0                                           --               --            1.31
                                    ---------------  ---------------
 Total                              $         6,024            4,704
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                               (58)
                                                                             -----------------
Net investment income (loss)                                                              (58)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                7,785
Realized gain distributions                                                               383
Net change in unrealized appreciation (depreciation)                                   (2,023)
                                                                             -----------------
Net gain (loss)                                                                         6,145
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          6,087
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (58)  $             (9)
Net realized gain (loss)                                            7,785                 54
Realized gain distributions                                           383                 --
Net change in unrealized appreciation (depreciation)               (2,023)             2,837
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   6,087              2,882
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            3,821             39,921
Cost of units redeemed                                            (45,293)            (1,389)
Account charges                                                        (1)                (4)
                                                         -----------------  -----------------
Increase (decrease)                                               (41,473)            38,528
                                                         -----------------  -----------------
Net increase (decrease)                                           (35,386)            41,410
Net assets, beginning                                              41,410                 --
                                                         -----------------  -----------------
Net assets, ending                                       $          6,024   $         41,410
                                                         =================  =================

Units sold                                                          3,561             43,169
Units redeemed                                                    (40,573)            (1,453)
                                                         -----------------  -----------------
Net increase (decrease)                                           (37,012)            41,716
Units outstanding, beginning                                       41,716                 --
                                                         -----------------  -----------------
Units outstanding, ending                                           4,704             41,716
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         43,742
Cost of units redeemed/account charges                                                (46,687)
Net investment income (loss)                                                              (67)
Net realized gain (loss)                                                                7,839
Realized gain distributions                                                               383
Net change in unrealized appreciation (depreciation)                                      814
                                                                             -----------------
Net assets                                                                   $          6,024
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             5  $          6         1.25%         30.7%
12/31/2016          0.98             2             2         1.25%          0.1%
12/31/2015          0.98             0             0         1.25%         -2.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0  $          0         1.00%         31.0%
12/31/2016          0.98             0             0         1.00%          0.4%
12/31/2015          0.98             0             0         1.00%         -2.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0  $          0         0.75%         31.4%
12/31/2016          0.99             0             0         0.75%          0.6%
12/31/2015          0.98             0             0         0.75%         -2.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0  $          0         0.50%         31.7%
12/31/2016          0.99             0             0         0.50%          0.9%
12/31/2015          0.98             0             0         0.50%         -2.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0  $          0         0.25%         32.0%
12/31/2016          0.99             0             0         0.25%          1.1%
12/31/2015          0.98             0             0         0.25%         -2.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0  $          0         0.00%         32.4%
12/31/2016          0.99            40            39         0.00%          1.4%
12/31/2015          0.98             0             0         0.00%         -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             IVY SCIENCE AND TECHNOLOGY FUND Y CLASS - 466000676

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        18,374  $        18,384               274
                                                       ===============   ===============
Receivables: investments sold                       3
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        18,377
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       18,377          14,245  $          1.29
Band 100                                        --              --             1.30
Band 75                                         --              --             1.30
Band 50                                         --              --             1.31
Band 25                                         --              --             1.32
Band 0                                          --              --             1.32
                                    --------------  --------------
 Total                              $       18,377          14,245
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $              --
Mortality & expense charges                                                                 (75)
                                                                              ------------------
Net investment income (loss)                                                                (75)
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      2
Realized gain distributions                                                               1,135
Net change in unrealized appreciation (depreciation)                                        (10)
                                                                              ------------------
Net gain (loss)                                                                           1,127
                                                                              ------------------

Increase (decrease) in net assets from operations                             $           1,052
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (75)  $             --
Net realized gain (loss)                                                2                 --
Realized gain distributions                                         1,135                 --
Net change in unrealized appreciation (depreciation)                  (10)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   1,052                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           34,404                 --
Cost of units redeemed                                            (17,079)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                17,325                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            18,377                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         18,377   $             --
                                                         =================  ================

Units sold                                                         28,231                 --
Units redeemed                                                    (13,986)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            14,245                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          14,245                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $          34,404
Cost of units redeemed/account charges                                                  (17,079)
Net investment income (loss)                                                                (75)
Net realized gain (loss)                                                                      2
Realized gain distributions                                                               1,135
Net change in unrealized appreciation (depreciation)                                        (10)
                                                                              ------------------
Net assets                                                                    $          18,377
                                                                              ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29            14  $         18         1.25%         31.2%
12/31/2016          0.98             0             0         1.25%          0.5%
12/31/2015          0.98             0             0         1.25%         -2.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0  $          0         1.00%         31.5%
12/31/2016          0.99             0             0         1.00%          0.7%
12/31/2015          0.98             0             0         1.00%         -2.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0  $          0         0.75%         31.8%
12/31/2016          0.99             0             0         0.75%          1.0%
12/31/2015          0.98             0             0         0.75%         -2.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0  $          0         0.50%         32.1%
12/31/2016          0.99             0             0         0.50%          1.2%
12/31/2015          0.98             0             0         0.50%         -2.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0  $          0         0.25%         32.5%
12/31/2016          0.99             0             0         0.25%          1.5%
12/31/2015          0.98             0             0         0.25%         -2.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0  $          0         0.00%         32.8%
12/31/2016          1.00             0             0         0.00%          1.7%
12/31/2015          0.98             0             0         0.00%         -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              IVY BALANCED FUND N CLASS - 46600A203 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.10
Band 100                                        --              --            1.10
Band 75                                         --              --            1.10
Band 50                                         --              --            1.11
Band 25                                         --              --            1.11
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         1.25%         10.5%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         1.00%         10.7%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         0.75%         11.0%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.50%         11.3%
12/31/2016          0.99             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.25%         11.6%
12/31/2016          0.99             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.00%         11.9%
12/31/2016          0.99             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           IVY SMALL CAP CORE FUND N CLASS - 46600A724 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.10
Band 100                                        --              --            1.11
Band 75                                         --              --            1.11
Band 50                                         --              --            1.11
Band 25                                         --              --            1.11
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         1.25%         12.5%
12/31/2016          0.98             0             0         1.25%         -2.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         1.00%         12.8%
12/31/2016          0.98             0             0         1.00%         -2.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.75%         13.1%
12/31/2016          0.98             0             0         0.75%         -2.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.50%         13.3%
12/31/2016          0.98             0             0         0.50%         -2.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.25%         13.6%
12/31/2016          0.98             0             0         0.25%         -2.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         0.00%         13.9%
12/31/2016          0.98             0             0         0.00%         -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           IVY SMALL CAP CORE FUND Y CLASS - 465898393 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.10
Band 100                                        --              --            1.10
Band 75                                         --              --            1.10
Band 50                                         --              --            1.11
Band 25                                         --              --            1.11
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         1.25%         12.1%
12/31/2016          0.98             0             0         1.25%         -2.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         1.00%         12.3%
12/31/2016          0.98             0             0         1.00%         -2.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         0.75%         12.6%
12/31/2016          0.98             0             0         0.75%         -2.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.50%         12.9%
12/31/2016          0.98             0             0         0.50%         -2.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.25%         13.2%
12/31/2016          0.98             0             0         0.25%         -2.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.00%         13.5%
12/31/2016          0.98             0             0         0.00%         -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 IVY SMALL CAP CORE FUND R CLASS - 465899540

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         1,380  $         1,304               73
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         1,380
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         1,380            1,262  $         1.09
Band 100                                         --               --            1.10
Band 75                                          --               --            1.10
Band 50                                          --               --            1.10
Band 25                                          --               --            1.10
Band 0                                           --               --            1.11
                                    ---------------  ---------------
 Total                              $         1,380            1,262
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                                 (5)
                                                                              -----------------
Net investment income (loss)                                                                (5)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    34
Realized gain distributions                                                                 29
Net change in unrealized appreciation (depreciation)                                        76
                                                                              -----------------
Net gain (loss)                                                                            139
                                                                              -----------------

Increase (decrease) in net assets from operations                             $            134
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             (5)  $             --
Net realized gain (loss)                                               34                 --
Realized gain distributions                                            29                 --
Net change in unrealized appreciation (depreciation)                   76                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     134                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            1,791                 --
Cost of units redeemed                                               (545)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                 1,246                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             1,380                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          1,380   $             --
                                                         =================  ================

Units sold                                                          1,767                 --
Units redeemed                                                       (505)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             1,262                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           1,262                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $          1,791
Cost of units redeemed/account charges                                                    (545)
Net investment income (loss)                                                                (5)
Net realized gain (loss)                                                                    34
Realized gain distributions                                                                 29
Net change in unrealized appreciation (depreciation)                                        76
                                                                              -----------------
Net assets                                                                    $          1,380
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             1  $          1         1.25%         11.6%
12/31/2016          0.98             0             0         1.25%         -2.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         1.00%         11.9%
12/31/2016          0.98             0             0         1.00%         -2.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         0.75%         12.2%
12/31/2016          0.98             0             0         0.75%         -2.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         0.50%         12.5%
12/31/2016          0.98             0             0         0.50%         -2.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         0.25%         12.8%
12/31/2016          0.98             0             0         0.25%         -2.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.00%         13.0%
12/31/2016          0.98             0             0         0.00%         -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            IVY HIGH INCOME FUND N CLASS - 46600A831 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         1.25%          0.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         1.00%          0.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.75%          0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.50%          0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.25%          0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.00%          0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        IVY SCIENCE AND TECHNOLOGY FUND N CLASS - 46600A740 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.25%         -0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.00%         -0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          JANUS HENDERSON BALANCED PORTFOLIO SERVICE CLASS - 471021691

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    53,261,281   $   46,915,433        1,434,783
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (45,166)
                                     ----------------
Net assets                           $    53,216,115
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   53,216,115      31,120,389  $          1.71
Band 100                                        --              --             1.74
Band 75                                         --              --             1.77
Band 50                                         --              --             1.80
Band 25                                         --              --             1.84
Band 0                                          --              --             1.87
                                    --------------  --------------
 Total                              $   53,216,115      31,120,389
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       701,922
Mortality & expense charges                                                        (641,150)
                                                                            ----------------
Net investment income (loss)                                                         60,772
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            884,370
Realized gain distributions                                                          97,887
Net change in unrealized appreciation (depreciation)                              7,056,943
                                                                            ----------------
Net gain (loss)                                                                   8,039,200
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     8,099,972
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         60,772   $        412,959
Net realized gain (loss)                                          884,370             (8,506)
Realized gain distributions                                        97,887             74,720
Net change in unrealized appreciation (depreciation)            7,056,943           (678,645)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               8,099,972           (199,472)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,643,876         53,010,506
Cost of units redeemed                                        (19,078,670)        (1,409,368)
Account charges                                                   (18,255)            (2,843)
                                                         -----------------  -----------------
Increase (decrease)                                           (11,453,049)        51,598,295
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,353,077)        51,398,823
Net assets, beginning                                          56,569,192          5,170,369
                                                         -----------------  -----------------
Net assets, ending                                       $     53,216,115   $     56,569,192
                                                         =================  =================

Units sold                                                      4,995,607         35,930,714
Units redeemed                                                (12,452,177)          (988,333)
                                                         -----------------  -----------------
Net increase (decrease)                                        (7,456,570)        34,942,381
Units outstanding, beginning                                   38,576,959          3,634,578
                                                         -----------------  -----------------
Units outstanding, ending                                      31,120,389         38,576,959
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    66,836,006
Cost of units redeemed/account charges                                          (21,931,452)
Net investment income (loss)                                                        526,879
Net realized gain (loss)                                                            959,132
Realized gain distributions                                                         479,702
Net change in unrealized appreciation (depreciation)                              6,345,848
                                                                            ----------------
Net assets                                                                  $    53,216,115
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.71        31,120   $    53,216         1.25%         16.7%
12/31/2016          1.47        38,334        56,185         1.25%          3.0%
12/31/2015          1.42         3,635         5,170         1.25%         -0.8%
12/31/2014          1.43         3,080         4,419         1.25%          6.9%
12/31/2013          1.34         1,865         2,502         1.25%         18.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.74             0   $         0         1.00%         17.0%
12/31/2016          1.49             0             0         1.00%          3.3%
12/31/2015          1.44             0             0         1.00%         -0.6%
12/31/2014          1.45             0             0         1.00%          7.2%
12/31/2013          1.35             0             0         1.00%         18.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77             0   $         0         0.75%         17.3%
12/31/2016          1.51             0             0         0.75%          3.5%
12/31/2015          1.46             0             0         0.75%         -0.3%
12/31/2014          1.46             0             0         0.75%          7.4%
12/31/2013          1.36             0             0         0.75%         18.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80             0   $         0         0.50%         17.5%
12/31/2016          1.54             0             0         0.50%          3.8%
12/31/2015          1.48             0             0         0.50%         -0.1%
12/31/2014          1.48             0             0         0.50%          7.7%
12/31/2013          1.37             0             0         0.50%         19.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.84             0   $         0         0.25%         17.8%
12/31/2016          1.56             0             0         0.25%          4.1%
12/31/2015          1.50             0             0         0.25%          0.2%
12/31/2014          1.50             0             0         0.25%          8.0%
12/31/2013          1.39             0             0         0.25%         19.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.87             0   $         0         0.00%         18.1%
12/31/2016          1.58           243           384         0.00%          4.3%
12/31/2015          1.52             0             0         0.00%          0.4%
12/31/2014          1.51             0             0         0.00%          8.2%
12/31/2013          1.40             0             0         0.00%         19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.7%
    2015        1.6%
    2014        1.5%
    2013        2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JANUS HENDERSON FLEXIBLE BOND PORTFOLIO INSTITUTIONAL CLASS - 471021501

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    40,812,812  $    42,044,882        3,509,974
                                                      ===============  ===============
Receivables: investments sold                218,784
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    41,031,596
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   38,889,157      15,581,066  $          2.50
Band 100                                        --              --             2.59
Band 75                                         --              --             2.68
Band 50                                         --              --             2.78
Band 25                                         --              --             2.88
Band 0                                   2,142,439         661,510             3.24
                                    --------------  --------------
 Total                              $   41,031,596      16,242,576
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $      1,252,355
Mortality & expense charges                                                         (504,548)
                                                                            -----------------
Net investment income (loss)                                                         747,807
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (191,316)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 464,638
                                                                            -----------------
Net gain (loss)                                                                      273,322
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      1,021,129
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        747,807   $        678,263
Net realized gain (loss)                                         (191,316)          (204,698)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              464,638           (128,376)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,021,129            345,189
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,237,515         14,944,456
Cost of units redeemed                                         (9,093,511)        (9,292,931)
Account charges                                                   (13,123)            (9,195)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,869,119)         5,642,330
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,847,990)         5,987,519
Net assets, beginning                                          42,879,586         36,892,067
                                                         -----------------  -----------------
Net assets, ending                                       $     41,031,596   $     42,879,586
                                                         =================  =================

Units sold                                                      2,507,897          7,910,727
Units redeemed                                                 (3,673,562)        (5,809,407)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,165,665)         2,101,320
Units outstanding, beginning                                   17,408,241         15,306,921
                                                         -----------------  -----------------
Units outstanding, ending                                      16,242,576         17,408,241
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    152,892,109
Cost of units redeemed/account charges                                          (126,528,063)
Net investment income (loss)                                                      12,689,771
Net realized gain (loss)                                                            (309,474)
Realized gain distributions                                                        3,519,323
Net change in unrealized appreciation (depreciation)                              (1,232,070)
                                                                            -----------------
Net assets                                                                  $     41,031,596
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.50        15,581   $    38,889         1.25%          2.3%
12/31/2016          2.44        16,795        40,961         1.25%          1.2%
12/31/2015          2.41        15,307        36,892         1.25%         -1.0%
12/31/2014          2.44        14,987        36,495         1.25%          3.6%
12/31/2013          2.35        15,771        37,056         1.25%         -1.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.59             0   $         0         1.00%          2.6%
12/31/2016          2.52             0             0         1.00%          1.4%
12/31/2015          2.49             0             0         1.00%         -0.8%
12/31/2014          2.50             0             0         1.00%          3.9%
12/31/2013          2.41             0             0         1.00%         -1.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.68             0   $         0         0.75%          2.8%
12/31/2016          2.61             0             0         0.75%          1.7%
12/31/2015          2.56             0             0         0.75%         -0.5%
12/31/2014          2.58             0             0         0.75%          4.2%
12/31/2013          2.47             0             0         0.75%         -0.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.78             0   $         0         0.50%          3.1%
12/31/2016          2.69             0             0         0.50%          2.0%
12/31/2015          2.64             0             0         0.50%         -0.3%
12/31/2014          2.65             0             0         0.50%          4.4%
12/31/2013          2.54             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.88             0   $         0         0.25%          3.4%
12/31/2016          2.78             0             0         0.25%          2.2%
12/31/2015          2.72             0             0         0.25%          0.0%
12/31/2014          2.72             0             0         0.25%          4.7%
12/31/2013          2.60             0             0         0.25%         -0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.24           662  $      2,142         0.00%          3.6%
12/31/2016          3.13           614         1,918         0.00%          2.5%
12/31/2015          3.05             0             0         0.00%          0.2%
12/31/2014          3.04             0             0         0.00%          4.9%
12/31/2013          2.90             0             0         0.00%         -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.0%
    2016        3.0%
    2015        2.3%
    2014        3.5%
    2013        4.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
  JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL CLASS - 471021303

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $    12,749,314   $     7,345,147          248,822
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (9,598)
                                     ----------------
Net assets                           $    12,739,716
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   12,739,716        4,875,621  $         2.61
Band 100                                        --               --            2.71
Band 75                                         --               --            2.81
Band 50                                         --               --            2.91
Band 25                                         --               --            3.01
Band 0                                          --               --            3.39
                                    --------------  ---------------
 Total                              $   12,739,716        4,875,621
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        98,254
Mortality & expense charges                                                        (150,744)
                                                                            ----------------
Net investment income (loss)                                                        (52,490)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            660,697
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                              2,122,080
                                                                            ----------------
Net gain (loss)                                                                   2,782,777
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,730,287
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (52,490)  $        (18,568)
Net realized gain (loss)                                          660,697            350,453
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)            2,122,080           (248,510)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,730,287             83,375
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          432,726            437,267
Cost of units redeemed                                         (1,936,577)        (1,289,879)
Account charges                                                    (3,786)            (3,106)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,507,637)          (855,718)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,222,650           (772,343)
Net assets, beginning                                          11,517,066         12,289,409
                                                         -----------------  -----------------
Net assets, ending                                       $     12,739,716   $     11,517,066
                                                         =================  =================

Units sold                                                        197,063            292,106
Units redeemed                                                   (851,126)          (710,167)
                                                         -----------------  -----------------
Net increase (decrease)                                          (654,063)          (418,061)
Units outstanding, beginning                                    5,529,684          5,947,745
                                                         -----------------  -----------------
Units outstanding, ending                                       4,875,621          5,529,684
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    259,339,842
Cost of units redeemed/account charges                                          (243,523,674)
Net investment income (loss)                                                       2,985,202
Net realized gain (loss)                                                         (11,674,897)
Realized gain distributions                                                          209,076
Net change in unrealized appreciation (depreciation)                               5,404,167
                                                                            -----------------
Net assets                                                                  $     12,739,716
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.61         4,876   $    12,740         1.25%         25.5%
12/31/2016          2.08         5,530        11,517         1.25%          0.8%
12/31/2015          2.07         5,948        12,289         1.25%         -3.5%
12/31/2014          2.14         6,379        13,658         1.25%          6.1%
12/31/2013          2.02         6,831        13,784         1.25%         26.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.71             0   $         0         1.00%         25.8%
12/31/2016          2.15             0             0         1.00%          1.1%
12/31/2015          2.13             0             0         1.00%         -3.3%
12/31/2014          2.20             0             0         1.00%          6.4%
12/31/2013          2.07             0             0         1.00%         27.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.81             0   $         0         0.75%         26.1%
12/31/2016          2.23             0             0         0.75%          1.3%
12/31/2015          2.20             0             0         0.75%         -3.0%
12/31/2014          2.27             0             0         0.75%          6.6%
12/31/2013          2.12             0             0         0.75%         27.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.91             0   $         0         0.50%         26.4%
12/31/2016          2.30             0             0         0.50%          1.6%
12/31/2015          2.27             0             0         0.50%         -2.8%
12/31/2014          2.33             0             0         0.50%          6.9%
12/31/2013          2.18             0             0         0.50%         27.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.01             0   $         0         0.25%         26.7%
12/31/2016          2.38             0             0         0.25%          1.8%
12/31/2015          2.34             0             0         0.25%         -2.5%
12/31/2014          2.40             0             0         0.25%          7.2%
12/31/2013          2.24             0             0         0.25%         28.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.39             0   $         0         0.00%         27.0%
12/31/2016          2.67             0             0         0.00%          2.1%
12/31/2015          2.62             0             0         0.00%         -2.3%
12/31/2014          2.68             0             0         0.00%          7.4%
12/31/2013          2.49             0             0         0.00%         28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.8%
    2016        1.1%
    2015        0.7%
    2014        1.1%
    2013        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      JANUS HENDERSON MID CAP VALUE PORTFOLIO SERVICE CLASS - 471021451

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        28,601  $        27,074             1,635
                                                       ===============   ===============
Receivables: investments sold                       4
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        28,605
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       28,605          14,065  $          2.03
Band 100                                        --              --             2.09
Band 75                                         --              --             2.15
Band 50                                         --              --             2.21
Band 25                                         --              --             2.27
Band 0                                          --              --             2.34
                                    --------------  --------------
 Total                              $       28,605          14,065
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            235
Mortality & expense charges                                                              (642)
                                                                             -----------------
Net investment income (loss)                                                             (407)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  464
Realized gain distributions                                                             1,523
Net change in unrealized appreciation (depreciation)                                    3,882
                                                                             -----------------
Net gain (loss)                                                                         5,869
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          5,462
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (407)  $           (292)
Net realized gain (loss)                                              464             (3,829)
Realized gain distributions                                         1,523             12,172
Net change in unrealized appreciation (depreciation)                3,882              5,309
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   5,462             13,360
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            2,957              9,803
Cost of units redeemed                                            (57,498)           (25,851)
Account charges                                                        (4)                (9)
                                                         -----------------  -----------------
Increase (decrease)                                               (54,545)           (16,057)
                                                         -----------------  -----------------
Net increase (decrease)                                           (49,083)            (2,697)
Net assets, beginning                                              77,688             80,385
                                                         -----------------  -----------------
Net assets, ending                                       $         28,605   $         77,688
                                                         =================  =================

Units sold                                                          1,562              6,102
Units redeemed                                                    (30,365)           (15,260)
                                                         -----------------  -----------------
Net increase (decrease)                                           (28,803)            (9,158)
Units outstanding, beginning                                       42,868             52,026
                                                         -----------------  -----------------
Units outstanding, ending                                          14,065             42,868
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     6,468,645
Cost of units redeemed/account charges                                           (7,219,236)
Net investment income (loss)                                                        (40,186)
Net realized gain (loss)                                                            612,823
Realized gain distributions                                                         205,032
Net change in unrealized appreciation (depreciation)                                  1,527
                                                                            ----------------
Net assets                                                                  $        28,605
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.03            14   $        29         1.25%         12.2%
12/31/2016          1.81            43            78         1.25%         17.3%
12/31/2015          1.55            52            80         1.25%         -4.9%
12/31/2014          1.62           378           614         1.25%          7.1%
12/31/2013          1.52           488           741         1.25%         24.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.09             0   $         0         1.00%         12.5%
12/31/2016          1.86             0             0         1.00%         17.6%
12/31/2015          1.58             0             0         1.00%         -4.6%
12/31/2014          1.66             0             0         1.00%          7.4%
12/31/2013          1.54             0             0         1.00%         24.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.15             0   $         0         0.75%         12.8%
12/31/2016          1.91             0             0         0.75%         17.9%
12/31/2015          1.62             0             0         0.75%         -4.4%
12/31/2014          1.69             0             0         0.75%          7.6%
12/31/2013          1.57             0             0         0.75%         24.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.21             0   $         0         0.50%         13.1%
12/31/2016          1.96             0             0         0.50%         18.2%
12/31/2015          1.66             0             0         0.50%         -4.2%
12/31/2014          1.73             0             0         0.50%          7.9%
12/31/2013          1.60             0             0         0.50%         25.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.27             0   $         0         0.25%         13.3%
12/31/2016          2.01             0             0         0.25%         18.5%
12/31/2015          1.69             0             0         0.25%         -3.9%
12/31/2014          1.76             0             0         0.25%          8.2%
12/31/2013          1.63             0             0         0.25%         25.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.34             0   $         0         0.00%         13.6%
12/31/2016          2.06             0             0         0.00%         18.8%
12/31/2015          1.73             0             0         0.00%         -3.7%
12/31/2014          1.80             0             0         0.00%          8.4%
12/31/2013          1.66             0             0         0.00%         25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        1.0%
    2015        0.6%
    2014        2.9%
    2013        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              JANUS HENDERSON BALANCED FUND R CLASS - 47103C803

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    21,558,877   $   19,841,983          659,388
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (10,053)
                                     ----------------
Net assets                           $    21,548,824
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   15,556,036       9,436,943  $          1.65
Band 100                                 2,984,789       1,778,536             1.68
Band 75                                         --              --             1.71
Band 50                                  2,684,109       1,543,050             1.74
Band 25                                         --              --             1.77
Band 0                                     323,890         179,642             1.80
                                    --------------  --------------
 Total                              $   21,548,824      12,938,171
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       303,052
Mortality & expense charges                                                        (242,360)
                                                                            ----------------
Net investment income (loss)                                                         60,692
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            277,928
Realized gain distributions                                                         700,428
Net change in unrealized appreciation (depreciation)                              2,303,883
                                                                            ----------------
Net gain (loss)                                                                   3,282,239
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     3,342,931
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         60,692   $        130,423
Net realized gain (loss)                                          277,928            (38,628)
Realized gain distributions                                       700,428            261,563
Net change in unrealized appreciation (depreciation)            2,303,883           (495,562)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,342,931           (142,204)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,944,254         20,811,342
Cost of units redeemed                                         (6,828,418)          (898,510)
Account charges                                                   (11,541)            (7,221)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,895,705)        19,905,611
                                                         -----------------  -----------------
Net increase (decrease)                                          (552,774)        19,763,407
Net assets, beginning                                          22,101,598          2,338,191
                                                         -----------------  -----------------
Net assets, ending                                       $     21,548,824   $     22,101,598
                                                         =================  =================

Units sold                                                      2,082,431         14,437,929
Units redeemed                                                 (4,615,723)          (659,605)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,533,292)        13,778,324
Units outstanding, beginning                                   15,471,463          1,693,139
                                                         -----------------  -----------------
Units outstanding, ending                                      12,938,171         15,471,463
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    26,612,751
Cost of units redeemed/account charges                                           (8,424,007)
Net investment income (loss)                                                        196,297
Net realized gain (loss)                                                            316,940
Realized gain distributions                                                       1,129,949
Net change in unrealized appreciation (depreciation)                              1,716,894
                                                                            ----------------
Net assets                                                                  $    21,548,824
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.65         9,437   $    15,556         1.25%         16.3%
12/31/2016          1.42        11,562        16,383         1.25%          2.6%
12/31/2015          1.38         1,693         2,338         1.25%         -1.2%
12/31/2014          1.40           694           971         1.25%          6.5%
12/31/2013          1.31           372           489         1.25%         17.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.68         1,779   $     2,985         1.00%         16.6%
12/31/2016          1.44         2,058         2,962         1.00%          2.9%
12/31/2015          1.40             0             0         1.00%         -1.0%
12/31/2014          1.41             0             0         1.00%          6.7%
12/31/2013          1.32             0             0         1.00%         17.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.71             0   $         0         0.75%         16.9%
12/31/2016          1.46             0             0         0.75%          3.1%
12/31/2015          1.42             0             0         0.75%         -0.7%
12/31/2014          1.43             0             0         0.75%          7.0%
12/31/2013          1.33             0             0         0.75%         18.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.74         1,543   $     2,684         0.50%         17.2%
12/31/2016          1.48         1,621         2,406         0.50%          3.4%
12/31/2015          1.44             0             0         0.50%         -0.5%
12/31/2014          1.44             0             0         0.50%          7.3%
12/31/2013          1.34             0             0         0.50%         18.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77             0   $         0         0.25%         17.5%
12/31/2016          1.51             0             0         0.25%          3.6%
12/31/2015          1.45             0             0         0.25%         -0.2%
12/31/2014          1.46             0             0         0.25%          7.5%
12/31/2013          1.36             0             0         0.25%         18.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80           180   $       324         0.00%         17.8%
12/31/2016          1.53           230           352         0.00%          3.9%
12/31/2015          1.47             0             0         0.00%          0.0%
12/31/2014          1.47             0             0         0.00%          7.8%
12/31/2013          1.37             0             0         0.00%         19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        1.4%
    2015        1.3%
    2014        1.9%
    2013        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               JANUS HENDERSON FORTY FUND R CLASS - 47103A641

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,965,500  $      3,020,260          104,204
                                                      ================  ===============
Receivables: investments sold                    146
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,965,646
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,070,087         720,898  $          2.87
Band 100                                    895,559         302,194             2.96
Band 75                                          --              --             3.06
Band 50                                          --              --             3.16
Band 25                                          --              --             3.26
Band 0                                           --              --             3.36
                                    ---------------  --------------
 Total                              $     2,965,646       1,023,092
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         24,486
Mortality & expense charges                                                           (32,983)
                                                                             -----------------
Net investment income (loss)                                                           (8,497)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (18,680)
Realized gain distributions                                                           393,676
Net change in unrealized appreciation (depreciation)                                  298,586
                                                                             -----------------
Net gain (loss)                                                                       673,582
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        665,085
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (8,497)  $        (31,246)
Net realized gain (loss)                                          (18,680)          (238,269)
Realized gain distributions                                       393,676            166,989
Net change in unrealized appreciation (depreciation)              298,586             93,472
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 665,085             (9,054)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          268,774            473,732
Cost of units redeemed                                           (542,651)        (1,066,971)
Account charges                                                      (612)              (854)
                                                         -----------------  -----------------
Increase (decrease)                                              (274,489)          (594,093)
                                                         -----------------  -----------------
Net increase (decrease)                                           390,596           (603,147)
Net assets, beginning                                           2,575,050          3,178,197
                                                         -----------------  -----------------
Net assets, ending                                       $      2,965,646   $      2,575,050
                                                         =================  =================

Units sold                                                        106,014            248,487
Units redeemed                                                   (212,354)          (521,082)
                                                         -----------------  -----------------
Net increase (decrease)                                          (106,340)          (272,595)
Units outstanding, beginning                                    1,129,432          1,402,027
                                                         -----------------  -----------------
Units outstanding, ending                                       1,023,092          1,129,432
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      9,760,052
Cost of units redeemed/account charges                                             (9,267,649)
Net investment income (loss)                                                         (216,152)
Net realized gain (loss)                                                                2,152
Realized gain distributions                                                         2,742,003
Net change in unrealized appreciation (depreciation)                                  (54,760)
                                                                             -----------------
Net assets                                                                   $      2,965,646
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.87           721   $     2,070         1.25%         27.1%
12/31/2016          2.26           766         1,731         1.25%          0.4%
12/31/2015          2.25         1,008         2,266         1.25%         10.1%
12/31/2014          2.04         1,459         2,981         1.25%          6.8%
12/31/2013          1.91         1,748         3,342         1.25%         29.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.96           302   $       896         1.00%         27.5%
12/31/2016          2.33           363           844         1.00%          0.7%
12/31/2015          2.31           389           899         1.00%         10.3%
12/31/2014          2.09           193           403         1.00%          7.1%
12/31/2013          1.95            18            35         1.00%         30.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.06             0   $         0         0.75%         27.8%
12/31/2016          2.39             0             0         0.75%          0.9%
12/31/2015          2.37             0             0         0.75%         10.6%
12/31/2014          2.14             0             0         0.75%          7.4%
12/31/2013          2.00             0             0         0.75%         30.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.16             0   $         0         0.50%         28.1%
12/31/2016          2.46             0             0         0.50%          1.2%
12/31/2015          2.44             0             0         0.50%         10.9%
12/31/2014          2.20             0             0         0.50%          7.6%
12/31/2013          2.04             0             0         0.50%         30.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.26             0   $         0         0.25%         28.4%
12/31/2016          2.54             0             0         0.25%          1.4%
12/31/2015          2.50             0             0         0.25%         11.2%
12/31/2014          2.25             0             0         0.25%          7.9%
12/31/2013          2.08             0             0         0.25%         31.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.36             0   $         0         0.00%         28.7%
12/31/2016          2.61             0             0         0.00%          1.7%
12/31/2015          2.57             5            13         0.00%         11.5%
12/31/2014          2.30             3             8         0.00%          8.2%
12/31/2013          2.13             4             9         0.00%         31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        0.0%
    2015        0.4%
    2014        1.8%
    2013        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               JANUS HENDERSON FORTY FUND A CLASS - 47103A674

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         66,575  $        63,924            2,111
                                                       ===============  ===============
Receivables: investments sold                      77
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         66,652
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       66,652          27,183  $          2.45
Band 100                                        --              --             2.50
Band 75                                         --              --             2.55
Band 50                                         --              --             2.60
Band 25                                         --              --             2.65
Band 0                                          --              --             2.70
                                    --------------  --------------
 Total                              $       66,652          27,183
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            496
Mortality & expense charges                                                              (794)
                                                                             -----------------
Net investment income (loss)                                                             (298)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,300
Realized gain distributions                                                             8,205
Net change in unrealized appreciation (depreciation)                                    4,980
                                                                             -----------------
Net gain (loss)                                                                        14,485
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         14,187
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (298)  $         (1,191)
Net realized gain (loss)                                            1,300            (44,995)
Realized gain distributions                                         8,205              1,930
Net change in unrealized appreciation (depreciation)                4,980             38,429
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  14,187             (5,827)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           34,471             67,462
Cost of units redeemed                                            (20,599)          (346,219)
Account charges                                                        (8)                --
                                                         -----------------  -----------------
Increase (decrease)                                                13,864           (278,757)
                                                         -----------------  -----------------
Net increase (decrease)                                            28,051           (284,584)
Net assets, beginning                                              38,601            323,185
                                                         -----------------  -----------------
Net assets, ending                                       $         66,652   $         38,601
                                                         =================  =================

Units sold                                                         16,108             34,991
Units redeemed                                                     (9,012)          (184,392)
                                                         -----------------  -----------------
Net increase (decrease)                                             7,096           (149,401)
Units outstanding, beginning                                       20,087            169,488
                                                         -----------------  -----------------
Units outstanding, ending                                          27,183             20,087
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        981,433
Cost of units redeemed/account charges                                            (1,014,809)
Net investment income (loss)                                                          (7,928)
Net realized gain (loss)                                                              53,260
Realized gain distributions                                                           52,045
Net change in unrealized appreciation (depreciation)                                   2,651
                                                                            -----------------
Net assets                                                                  $         66,652
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.45            27   $        67         1.25%         27.6%
12/31/2016          1.92            20            39         1.25%          0.8%
12/31/2015          1.91           169           323         1.25%         10.5%
12/31/2014          1.73             0             0         1.25%          7.2%
12/31/2013          1.61             0             0         1.25%         30.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.50             0   $         0         1.00%         27.9%
12/31/2016          1.95             0             0         1.00%          1.0%
12/31/2015          1.93             0             0         1.00%         10.7%
12/31/2014          1.75             0             0         1.00%          7.4%
12/31/2013          1.63             0             0         1.00%         30.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.55             0   $         0         0.75%         28.2%
12/31/2016          1.99             0             0         0.75%          1.3%
12/31/2015          1.96             0             0         0.75%         11.0%
12/31/2014          1.77             0             0         0.75%          7.7%
12/31/2013          1.64             0             0         0.75%         30.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.60             0   $         0         0.50%         28.6%
12/31/2016          2.02             0             0         0.50%          1.5%
12/31/2015          1.99             0             0         0.50%         11.3%
12/31/2014          1.79             0             0         0.50%          8.0%
12/31/2013          1.65             0             0         0.50%         31.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.65             0   $         0         0.25%         28.9%
12/31/2016          2.05             0             0         0.25%          1.8%
12/31/2015          2.02             0             0         0.25%         11.6%
12/31/2014          1.81             0             0         0.25%          8.2%
12/31/2013          1.67             0             0         0.25%         31.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.70             0   $         0         0.00%         29.2%
12/31/2016          2.09             0             0         0.00%          2.0%
12/31/2015          2.04             0             0         0.00%         11.8%
12/31/2014          1.83             0             0         0.00%          8.5%
12/31/2013          1.68             0             0         0.00%         31.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        0.0%
    2015        0.9%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         JANUS HENDERSON GROWTH AND INCOME FUND R CLASS - 47103C621

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       989,586   $       699,670           18,031
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,837)
                                     ----------------
Net assets                           $       987,749
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       212,413          99,334  $         2.14
Band 100                                   200,389          90,802            2.21
Band 75                                         --              --            2.28
Band 50                                    574,947         244,611            2.35
Band 25                                         --              --            2.43
Band 0                                          --              --            2.50
                                   ---------------  --------------
 Total                             $       987,749         434,747
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         16,414
Mortality & expense charges                                                           (7,382)
                                                                            -----------------
Net investment income (loss)                                                           9,032
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              80,216
Realized gain distributions                                                           13,509
Net change in unrealized appreciation (depreciation)                                 101,781
                                                                            -----------------
Net gain (loss)                                                                      195,506
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        204,538
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          9,032   $         10,749
Net realized gain (loss)                                           80,216             13,838
Realized gain distributions                                        13,509             62,747
Net change in unrealized appreciation (depreciation)              101,781             15,077
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 204,538            102,411
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           52,636            127,747
Cost of units redeemed                                           (294,570)           (60,027)
Account charges                                                      (173)              (134)
                                                         -----------------  -----------------
Increase (decrease)                                              (242,107)            67,586
                                                         -----------------  -----------------
Net increase (decrease)                                           (37,569)           169,997
Net assets, beginning                                           1,025,318            855,321
                                                         -----------------  -----------------
Net assets, ending                                       $        987,749   $      1,025,318
                                                         =================  =================

Units sold                                                         37,555             76,373
Units redeemed                                                   (156,325)           (36,073)
                                                         -----------------  -----------------
Net increase (decrease)                                          (118,770)            40,300
Units outstanding, beginning                                      553,517            513,217
                                                         -----------------  -----------------
Units outstanding, ending                                         434,747            553,517
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     2,172,213
Cost of units redeemed/account charges                                           (1,954,143)
Net investment income (loss)                                                         45,127
Net realized gain (loss)                                                            117,407
Realized gain distributions                                                         317,229
Net change in unrealized appreciation (depreciation)                                289,916
                                                                            ----------------
Net assets                                                                  $       987,749
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.14            99   $       212         1.25%         22.6%
12/31/2016          1.74           117           203         1.25%         10.9%
12/31/2015          1.57           114           180         1.25%         -0.4%
12/31/2014          1.58           125           198         1.25%          9.2%
12/31/2013          1.45           164           237         1.25%         29.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.21            91   $       200         1.00%         22.9%
12/31/2016          1.80            89           159         1.00%         11.1%
12/31/2015          1.62            48            78         1.00%         -0.2%
12/31/2014          1.62            51            83         1.00%          9.5%
12/31/2013          1.48             7            11         1.00%         30.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.28             0   $         0         0.75%         23.2%
12/31/2016          1.85             0             0         0.75%         11.4%
12/31/2015          1.66             0             0         0.75%          0.1%
12/31/2014          1.66             0             0         0.75%          9.7%
12/31/2013          1.51             0             0         0.75%         30.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.35           245   $       575         0.50%         23.5%
12/31/2016          1.90           348           663         0.50%         11.7%
12/31/2015          1.70           351           598         0.50%          0.3%
12/31/2014          1.70           461           783         0.50%         10.0%
12/31/2013          1.54           541           836         0.50%         30.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.43             0   $         0         0.25%         23.8%
12/31/2016          1.96             0             0         0.25%         12.0%
12/31/2015          1.75             0             0         0.25%          0.6%
12/31/2014          1.74             0             0         0.25%         10.3%
12/31/2013          1.58             0             0         0.25%         31.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.50             0   $         0         0.00%         24.1%
12/31/2016          2.02             0             0         0.00%         12.2%
12/31/2015          1.80             0             0         0.00%          0.8%
12/31/2014          1.78             0             0         0.00%         10.6%
12/31/2013          1.61             0             0         0.00%         31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        1.8%
    2015        1.1%
    2014        1.6%
    2013        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           JANUS HENDERSON MID CAP VALUE FUND R CLASS - 47103C233

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,127,907   $     1,197,415           66,908
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (500)
                                     ---------------
Net assets                           $    1,127,407
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      797,852         409,425  $          1.95
Band 100                                   138,453          69,062             2.00
Band 75                                         --              --             2.06
Band 50                                    191,102          90,165             2.12
Band 25                                         --              --             2.18
Band 0                                          --              --             2.24
                                    --------------  --------------
 Total                              $    1,127,407         568,652
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (12,807)
                                                                             -----------------
Net investment income (loss)                                                          (12,807)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (24,475)
Realized gain distributions                                                           113,240
Net change in unrealized appreciation (depreciation)                                   53,065
                                                                             -----------------
Net gain (loss)                                                                       141,830
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        129,023
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (12,807)  $         (1,312)
Net realized gain (loss)                                          (24,475)          (234,835)
Realized gain distributions                                       113,240             92,075
Net change in unrealized appreciation (depreciation)               53,065            327,456
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 129,023            183,384
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          256,293            286,247
Cost of units redeemed                                           (431,750)          (726,053)
Account charges                                                      (477)              (584)
                                                         -----------------  -----------------
Increase (decrease)                                              (175,934)          (440,390)
                                                         -----------------  -----------------
Net increase (decrease)                                           (46,911)          (257,006)
Net assets, beginning                                           1,174,318          1,431,324
                                                         -----------------  -----------------
Net assets, ending                                       $      1,127,407   $      1,174,318
                                                         =================  =================

Units sold                                                        134,700            190,878
Units redeemed                                                   (235,297)          (474,669)
                                                         -----------------  -----------------
Net increase (decrease)                                          (100,597)          (283,791)
Units outstanding, beginning                                      669,249            953,040
                                                         -----------------  -----------------
Units outstanding, ending                                         568,652            669,249
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     7,628,400
Cost of units redeemed/account charges                                           (8,237,531)
Net investment income (loss)                                                         (5,493)
Net realized gain (loss)                                                            331,269
Realized gain distributions                                                       1,480,270
Net change in unrealized appreciation (depreciation)                                (69,508)
                                                                            ----------------
Net assets                                                                  $     1,127,407
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95           409   $       798         1.25%         11.9%
12/31/2016          1.74           556           968         1.25%         16.7%
12/31/2015          1.49           824         1,230         1.25%         -5.5%
12/31/2014          1.58           909         1,436         1.25%          7.1%
12/31/2013          1.47         2,114         3,117         1.25%         23.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00            69   $       138         1.00%         12.2%
12/31/2016          1.79            69           123         1.00%         17.0%
12/31/2015          1.53            72           110         1.00%         -5.3%
12/31/2014          1.61            79           127         1.00%          7.4%
12/31/2013          1.50            11            17         1.00%         24.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.06             0   $         0         0.75%         12.5%
12/31/2016          1.83             0             0         0.75%         17.3%
12/31/2015          1.56             0             0         0.75%         -5.0%
12/31/2014          1.65             0             0         0.75%          7.6%
12/31/2013          1.53             0             0         0.75%         24.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.12            90   $       191         0.50%         12.8%
12/31/2016          1.88            45            84         0.50%         17.5%
12/31/2015          1.60            46            74         0.50%         -4.8%
12/31/2014          1.68            42            70         0.50%          7.9%
12/31/2013          1.56            42            65         0.50%         24.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.18             0   $         0         0.25%         13.1%
12/31/2016          1.93             0             0         0.25%         17.8%
12/31/2015          1.64             0             0         0.25%         -4.6%
12/31/2014          1.71             0             0         0.25%          8.2%
12/31/2013          1.58             0             0         0.25%         25.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.24             0   $         0         0.00%         13.3%
12/31/2016          1.98             0             0         0.00%         18.1%
12/31/2015          1.67            10            17         0.00%         -4.3%
12/31/2014          1.75            14            24         0.00%          8.4%
12/31/2013          1.61            30            49         0.00%         25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        1.0%
    2015        0.7%
    2014        2.4%
    2013        2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           JANUS HENDERSON MID CAP VALUE FUND A CLASS - 47103C266

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        64,381  $        68,802             3,763
                                                       ===============   ===============
Receivables: investments sold                       7
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        64,388
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       64,388          33,286  $          1.93
Band 100                                        --              --             1.97
Band 75                                         --              --             2.01
Band 50                                         --              --             2.05
Band 25                                         --              --             2.09
Band 0                                          --              --             2.13
                                    --------------  --------------
 Total                              $       64,388          33,286
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $              28
Mortality & expense charges                                                                (443)
                                                                              ------------------
Net investment income (loss)                                                               (415)
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (60)
Realized gain distributions                                                               6,374
Net change in unrealized appreciation (depreciation)                                     (1,651)
                                                                              ------------------
Net gain (loss)                                                                           4,663
                                                                              ------------------

Increase (decrease) in net assets from operations                             $           4,248
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2017*               2016*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            (415)  $            (56)
Net realized gain (loss)                                                (60)            (4,849)
Realized gain distributions                                           6,374              2,159
Net change in unrealized appreciation (depreciation)                 (1,651)             8,374
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                     4,248              5,628
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             33,388              6,820
Cost of units redeemed                                               (1,184)           (17,950)
Account charges                                                          (6)                (1)
                                                          ------------------  -----------------
Increase (decrease)                                                  32,198            (11,131)
                                                          ------------------  -----------------
Net increase (decrease)                                              36,446             (5,503)
Net assets, beginning                                                27,942             33,445
                                                          ------------------  -----------------
Net assets, ending                                        $          64,388   $         27,942
                                                          ==================  =================

Units sold                                                           17,721              4,439
Units redeemed                                                         (651)           (10,939)
                                                          ------------------  -----------------
Net increase (decrease)                                              17,070             (6,500)
Units outstanding, beginning                                         16,216             22,716
                                                          ------------------  -----------------
Units outstanding, ending                                            33,286             16,216
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     6,799,626
Cost of units redeemed/account charges                                           (8,829,735)
Net investment income (loss)                                                         55,332
Net realized gain (loss)                                                            881,285
Realized gain distributions                                                       1,162,301
Net change in unrealized appreciation (depreciation)                                 (4,421)
                                                                            ----------------
Net assets                                                                  $        64,388
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.93            33   $        64         1.25%         12.3%
12/31/2016          1.72            16            28         1.25%         17.0%
12/31/2015          1.47            23            33         1.25%         -5.2%
12/31/2014          1.55            19            30         1.25%          7.5%
12/31/2013          1.45         4,360         6,301         1.25%         24.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.97             0   $         0         1.00%         12.5%
12/31/2016          1.75             0             0         1.00%         17.3%
12/31/2015          1.49             0             0         1.00%         -5.0%
12/31/2014          1.57             0             0         1.00%          7.7%
12/31/2013          1.46             0             0         1.00%         24.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01             0   $         0         0.75%         12.8%
12/31/2016          1.78             0             0         0.75%         17.6%
12/31/2015          1.51             0             0         0.75%         -4.7%
12/31/2014          1.59             0             0         0.75%          8.0%
12/31/2013          1.47             0             0         0.75%         24.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05             0   $         0         0.50%         13.1%
12/31/2016          1.81             0             0         0.50%         17.9%
12/31/2015          1.54             0             0         0.50%         -4.5%
12/31/2014          1.61             0             0         0.50%          8.3%
12/31/2013          1.48             0             0         0.50%         25.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.09             0   $         0         0.25%         13.4%
12/31/2016          1.84             0             0         0.25%         18.2%
12/31/2015          1.56             0             0         0.25%         -4.2%
12/31/2014          1.63             0             0         0.25%          8.5%
12/31/2013          1.50             0             0         0.25%         25.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.13             0   $         0         0.00%         13.7%
12/31/2016          1.87             0             0         0.00%         18.5%
12/31/2015          1.58             0             0         0.00%         -4.0%
12/31/2014          1.64             0             0         0.00%          8.8%
12/31/2013          1.51             0             0         0.00%         25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.1%
    2016        1.2%
    2015        1.1%
    2014        0.0%
    2013        2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       JANUS HENDERSON SMALL CAP VALUE FUND SERVICE CLASS - 47103C167

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,537,300  $      1,471,835           67,409
                                                      ================  ===============
Receivables: investments sold                    302
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,537,602
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,349,472         479,952  $          2.81
Band 100                                   111,011          38,101             2.91
Band 75                                         --              --             3.02
Band 50                                         --              --             3.13
Band 25                                         --              --             3.24
Band 0                                      77,119          22,942             3.36
                                    --------------  --------------
 Total                              $    1,537,602         540,995
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         23,898
Mortality & expense charges                                                          (17,479)
                                                                            -----------------
Net investment income (loss)                                                           6,419
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              17,093
Realized gain distributions                                                           97,400
Net change in unrealized appreciation (depreciation)                                  33,019
                                                                            -----------------
Net gain (loss)                                                                      147,512
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        153,931
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,419   $         (9,331)
Net realized gain (loss)                                           17,093            (36,745)
Realized gain distributions                                        97,400             45,385
Net change in unrealized appreciation (depreciation)               33,019            257,581
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 153,931            256,890
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          307,289            408,217
Cost of units redeemed                                           (373,795)          (266,651)
Account charges                                                      (497)              (305)
                                                         -----------------  -----------------
Increase (decrease)                                               (67,003)           141,261
                                                         -----------------  -----------------
Net increase (decrease)                                            86,928            398,151
Net assets, beginning                                           1,450,674          1,052,523
                                                         -----------------  -----------------
Net assets, ending                                       $      1,537,602   $      1,450,674
                                                         =================  =================

Units sold                                                        117,460            177,519
Units redeemed                                                   (144,175)          (123,562)
                                                         -----------------  -----------------
Net increase (decrease)                                           (26,715)            53,957
Units outstanding, beginning                                      567,710            513,753
                                                         -----------------  -----------------
Units outstanding, ending                                         540,995            567,710
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      3,911,165
Cost of units redeemed/account charges                                            (3,266,654)
Net investment income (loss)                                                          69,404
Net realized gain (loss)                                                              29,771
Realized gain distributions                                                          728,451
Net change in unrealized appreciation (depreciation)                                  65,465
                                                                            -----------------
Net assets                                                                  $      1,537,602
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.81           480   $     1,349         1.25%         11.0%
12/31/2016          2.53           500         1,268         1.25%         24.4%
12/31/2015          2.04           489           996         1.25%         -4.1%
12/31/2014          2.12           606         1,287         1.25%          5.7%
12/31/2013          2.01           634         1,273         1.25%         27.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.91            38   $       111         1.00%         11.2%
12/31/2016          2.62            50           131         1.00%         24.7%
12/31/2015          2.10             8            16         1.00%         -3.8%
12/31/2014          2.18             0             0         1.00%          5.9%
12/31/2013          2.06             0             0         1.00%         28.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.02             0   $         0         0.75%         11.5%
12/31/2016          2.71             0             0         0.75%         25.0%
12/31/2015          2.17             0             0         0.75%         -3.6%
12/31/2014          2.25             0             0         0.75%          6.2%
12/31/2013          2.11             0             0         0.75%         28.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.13             0   $         0         0.50%         11.8%
12/31/2016          2.80             0             0         0.50%         25.4%
12/31/2015          2.23             0             0         0.50%         -3.3%
12/31/2014          2.31             0             0         0.50%          6.5%
12/31/2013          2.17             0             0         0.50%         28.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.24             0   $         0         0.25%         12.1%
12/31/2016          2.89             0             0         0.25%         25.7%
12/31/2015          2.30             0             0         0.25%         -3.1%
12/31/2014          2.38             0             0         0.25%          6.7%
12/31/2013          2.23             0             0         0.25%         29.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.36            23   $        77         0.00%         12.4%
12/31/2016          2.99            17            51         0.00%         26.0%
12/31/2015          2.37            17            40         0.00%         -2.9%
12/31/2014          2.44            13            32         0.00%          7.0%
12/31/2013          2.29            11            25         0.00%         29.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        0.3%
    2015        2.1%
    2014        5.1%
    2013        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              JANUS HENDERSON RESEARCH FUND A CLASS - 471023317

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       307,532  $        313,272            6,674
                                                      ================  ===============
Receivables: investments sold                    231
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       307,763
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       307,763         230,443  $         1.34
Band 100                                        --              --            1.35
Band 75                                         --              --            1.36
Band 50                                         --              --            1.37
Band 25                                         --              --            1.38
Band 0                                          --              --            1.39
                                   ---------------  --------------
 Total                             $       307,763         230,443
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          1,084
Mortality & expense charges                                                               (552)
                                                                              -----------------
Net investment income (loss)                                                               532
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    37
Realized gain distributions                                                             14,093
Net change in unrealized appreciation (depreciation)                                    (5,153)
                                                                              -----------------
Net gain (loss)                                                                          8,977
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          9,509
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2017*             2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            532   $            (45)
Net realized gain (loss)                                                37                  3
Realized gain distributions                                         14,093                489
Net change in unrealized appreciation (depreciation)                (5,153)              (587)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    9,509               (140)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           289,197              9,739
Cost of units redeemed                                                (540)                --
Account charges                                                        (14)                --
                                                          -----------------  -----------------
Increase (decrease)                                                288,643              9,739
                                                          -----------------  -----------------
Net increase (decrease)                                            298,152              9,599
Net assets, beginning                                                9,611                 12
                                                          -----------------  -----------------
Net assets, ending                                        $        307,763   $          9,611
                                                          =================  =================

Units sold                                                         221,970              8,943
Units redeemed                                                        (481)                --
                                                          -----------------  -----------------
Net increase (decrease)                                            221,489              8,943
Units outstanding, beginning                                         8,954                 11
                                                          -----------------  -----------------
Units outstanding, ending                                          230,443              8,954
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        298,948
Cost of units redeemed/account charges                                                    (554)
Net investment income (loss)                                                               487
Net realized gain (loss)                                                                    40
Realized gain distributions                                                             14,582
Net change in unrealized appreciation (depreciation)                                    (5,740)
                                                                              -----------------
Net assets                                                                    $        307,763
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34           230   $       308         1.25%         24.4%
12/31/2016          1.07             9            10         1.25%          0.0%
12/31/2015          1.07             0             0         1.25%          7.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35             0   $         0         1.00%         24.7%
12/31/2016          1.08             0             0         1.00%          0.3%
12/31/2015          1.08             0             0         1.00%          7.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         0.75%         25.0%
12/31/2016          1.08             0             0         0.75%          0.5%
12/31/2015          1.08             0             0         0.75%          7.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.50%         25.4%
12/31/2016          1.09             0             0         0.50%          0.8%
12/31/2015          1.08             0             0         0.50%          8.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.25%         25.7%
12/31/2016          1.09             0             0         0.25%          1.0%
12/31/2015          1.08             0             0         0.25%          8.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.00%         26.0%
12/31/2016          1.10             0             0         0.00%          1.3%
12/31/2015          1.09             0             0         0.00%          8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               JANUS HENDERSON TRITON FUND A CLASS - 47103C373

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     9,083,442  $      7,961,005          323,427
                                                      ================  ===============
Receivables: investments sold                 11,346
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     9,094,788
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     9,094,788       6,435,362  $          1.41
Band 100                                         --              --             1.42
Band 75                                          --              --             1.43
Band 50                                          --              --             1.44
Band 25                                          --              --             1.46
Band 0                                           --              --             1.47
                                    ---------------  --------------
 Total                              $     9,094,788       6,435,362
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        14,374
Mortality & expense charges                                                         (84,839)
                                                                            ----------------
Net investment income (loss)                                                        (70,465)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            249,729
Realized gain distributions                                                         402,108
Net change in unrealized appreciation (depreciation)                                915,884
                                                                            ----------------
Net gain (loss)                                                                   1,567,721
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,497,256
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (70,465)  $        (37,880)
Net realized gain (loss)                                          249,729             34,869
Realized gain distributions                                       402,108            128,512
Net change in unrealized appreciation (depreciation)              915,884            206,553
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,497,256            332,054
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,202,399          5,138,612
Cost of units redeemed                                         (2,325,502)          (712,640)
Account charges                                                   (28,441)            (8,950)
                                                         -----------------  -----------------
Increase (decrease)                                             2,848,456          4,417,022
                                                         -----------------  -----------------
Net increase (decrease)                                         4,345,712          4,749,076
Net assets, beginning                                           4,749,076                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      9,094,788   $      4,749,076
                                                         =================  =================

Units sold                                                      4,777,229          4,862,317
Units redeemed                                                 (2,545,024)          (659,160)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,232,205          4,203,157
Units outstanding, beginning                                    4,203,157                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       6,435,362          4,203,157
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    10,341,011
Cost of units redeemed/account charges                                           (3,075,533)
Net investment income (loss)                                                       (108,345)
Net realized gain (loss)                                                            284,598
Realized gain distributions                                                         530,620
Net change in unrealized appreciation (depreciation)                              1,122,437
                                                                            ----------------
Net assets                                                                  $     9,094,788
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41         6,435   $     9,095         1.25%         25.1%
12/31/2016          1.13         4,203         4,749         1.25%          8.8%
12/31/2015          1.04             0             0         1.25%          3.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0   $         0         1.00%         25.4%
12/31/2016          1.14             0             0         1.00%          9.1%
12/31/2015          1.04             0             0         1.00%          4.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         0.75%         25.7%
12/31/2016          1.14             0             0         0.75%          9.3%
12/31/2015          1.04             0             0         0.75%          4.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44             0   $         0         0.50%         26.0%
12/31/2016          1.15             0             0         0.50%          9.6%
12/31/2015          1.05             0             0         0.50%          4.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0   $         0         0.25%         26.3%
12/31/2016          1.15             0             0         0.25%          9.9%
12/31/2015          1.05             0             0         0.25%          4.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.47             0   $         0         0.00%         26.6%
12/31/2016          1.16             0             0         0.00%         10.2%
12/31/2015          1.05             0             0         0.00%          5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     JANUS HENDERSON RESEARCH FUND SERVICE CLASS - 471023275 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.33
Band 100                                        --              --            1.34
Band 75                                         --              --            1.35
Band 50                                         --              --            1.36
Band 25                                         --              --            1.37
Band 0                                          --              --            1.38
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         1.25%         24.2%
12/31/2016          1.07             0             0         1.25%         -0.1%
12/31/2015          1.07             0             0         1.25%          7.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0   $         0         1.00%         24.5%
12/31/2016          1.08             0             0         1.00%          0.1%
12/31/2015          1.07             0             0         1.00%          7.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35             0   $         0         0.75%         24.9%
12/31/2016          1.08             0             0         0.75%          0.4%
12/31/2015          1.08             0             0         0.75%          7.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         0.50%         25.2%
12/31/2016          1.09             0             0         0.50%          0.7%
12/31/2015          1.08             0             0         0.50%          7.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.25%         25.5%
12/31/2016          1.09             0             0         0.25%          0.9%
12/31/2015          1.08             0             0         0.25%          8.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.00%         25.8%
12/31/2016          1.10             0             0         0.00%          1.2%
12/31/2015          1.08             0             0         0.00%          8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            JANUS HENDERSON TRITON FUND SERVICE CLASS - 47103C332

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     2,599,374   $     2,344,650           93,071
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,531)
                                     ----------------
Net assets                           $     2,594,843
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,983,232       1,404,898  $          1.41
Band 100                                         --              --             1.42
Band 75                                          --              --             1.43
Band 50                                          --              --             1.44
Band 25                                          --              --             1.45
Band 0                                      611,611         417,560             1.46
                                    ---------------  --------------
 Total                              $     2,594,843       1,822,458
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          4,461
Mortality & expense charges                                                          (16,767)
                                                                            -----------------
Net investment income (loss)                                                         (12,306)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              70,212
Realized gain distributions                                                          124,809
Net change in unrealized appreciation (depreciation)                                 252,468
                                                                            -----------------
Net gain (loss)                                                                      447,489
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        435,183
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (12,306)  $         (4,201)
Net realized gain (loss)                                           70,212             (3,543)
Realized gain distributions                                       124,809             31,633
Net change in unrealized appreciation (depreciation)              252,468             15,281
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 435,183             39,170
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,551,362          1,151,750
Cost of units redeemed                                           (602,005)          (151,056)
Account charges                                                      (910)              (206)
                                                         -----------------  -----------------
Increase (decrease)                                               948,447          1,000,488
                                                         -----------------  -----------------
Net increase (decrease)                                         1,383,630          1,039,658
Net assets, beginning                                           1,211,213            171,555
                                                         -----------------  -----------------
Net assets, ending                                       $      2,594,843   $      1,211,213
                                                         =================  =================

Units sold                                                      1,228,700          1,036,421
Units redeemed                                                   (466,981)          (140,955)
                                                         -----------------  -----------------
Net increase (decrease)                                           761,719            895,466
Units outstanding, beginning                                    1,060,739            165,273
                                                         -----------------  -----------------
Units outstanding, ending                                       1,822,458          1,060,739
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,878,618
Cost of units redeemed/account charges                                              (756,296)
Net investment income (loss)                                                         (16,914)
Net realized gain (loss)                                                              66,511
Realized gain distributions                                                          168,200
Net change in unrealized appreciation (depreciation)                                 254,724
                                                                            -----------------
Net assets                                                                  $      2,594,843
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41         1,405   $     1,983         1.25%         25.0%
12/31/2016          1.13           576           650         1.25%          8.8%
12/31/2015          1.04           165           172         1.25%          3.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0   $         0         1.00%         25.3%
12/31/2016          1.13             0             0         1.00%          9.0%
12/31/2015          1.04             0             0         1.00%          4.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         0.75%         25.7%
12/31/2016          1.14             0             0         0.75%          9.3%
12/31/2015          1.04             0             0         0.75%          4.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44             0   $         0         0.50%         26.0%
12/31/2016          1.15             0             0         0.50%          9.6%
12/31/2015          1.05             0             0         0.50%          4.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0   $         0         0.25%         26.3%
12/31/2016          1.15             0             0         0.25%          9.9%
12/31/2015          1.05             0             0         0.25%          4.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46           418   $       612         0.00%         26.6%
12/31/2016          1.16           485           561         0.00%         10.1%
12/31/2015          1.05             0             0         0.00%          5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JANUS HENDERSON U.S. MANAGED VOLATILITY FUND SERVICE CLASS - 47103A690

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       181,068  $        154,321           16,501
                                                      ================  ===============
Receivables: investments sold                    121
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       181,189
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       131,650         108,238  $         1.22
Band 100                                    49,539          40,448            1.22
Band 75                                         --              --            1.23
Band 50                                         --              --            1.24
Band 25                                         --              --            1.25
Band 0                                          --              --            1.26
                                   ---------------  --------------
 Total                             $       181,189         148,686
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          8,008
Mortality & expense charges                                                           (2,430)
                                                                            -----------------
Net investment income (loss)                                                           5,578
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              15,987
Realized gain distributions                                                            1,797
Net change in unrealized appreciation (depreciation)                                  14,451
                                                                            -----------------
Net gain (loss)                                                                       32,235
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         37,813
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,578   $           (260)
Net realized gain (loss)                                           15,987              4,338
Realized gain distributions                                         1,797                 --
Net change in unrealized appreciation (depreciation)               14,451             13,562
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  37,813             17,640
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            9,824             98,479
Cost of units redeemed                                           (121,055)          (114,594)
Account charges                                                       (82)               (28)
                                                         -----------------  -----------------
Increase (decrease)                                              (111,313)           (16,143)
                                                         -----------------  -----------------
Net increase (decrease)                                           (73,500)             1,497
Net assets, beginning                                             254,689            253,192
                                                         -----------------  -----------------
Net assets, ending                                       $        181,189   $        254,689
                                                         =================  =================

Units sold                                                          8,842             98,870
Units redeemed                                                   (107,864)          (113,492)
                                                         -----------------  -----------------
Net increase (decrease)                                           (99,022)           (14,622)
Units outstanding, beginning                                      247,708            262,330
                                                         -----------------  -----------------
Units outstanding, ending                                         148,686            247,708
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      7,603,059
Cost of units redeemed/account charges                                            (7,221,997)
Net investment income (loss)                                                         (42,006)
Net realized gain (loss)                                                            (186,411)
Realized gain distributions                                                            1,797
Net change in unrealized appreciation (depreciation)                                  26,747
                                                                            -----------------
Net assets                                                                  $        181,189
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/24/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22           108   $       132         1.25%         18.6%
12/31/2016          1.03           119           122         1.25%          6.4%
12/31/2015          0.96           121           117         1.25%         -3.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22            40   $        50         1.00%         18.9%
12/31/2016          1.03           129           133         1.00%          6.7%
12/31/2015          0.97           141           136         1.00%         -3.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.75%         19.2%
12/31/2016          1.03             0             0         0.75%          6.9%
12/31/2015          0.97             0             0         0.75%         -3.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.50%         19.5%
12/31/2016          1.04             0             0         0.50%          7.2%
12/31/2015          0.97             0             0         0.50%         -3.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.25%         19.8%
12/31/2016          1.04             0             0         0.25%          7.5%
12/31/2015          0.97             0             0         0.25%         -2.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         0.00%         20.1%
12/31/2016          1.05             0             0         0.00%          7.7%
12/31/2015          0.97             0             0         0.00%         -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.7%
    2016        1.0%
    2015        8.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        JANUS HENDERSON GLOBAL LIFE SCIENCES FUND S CLASS - 471023457

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         72,296  $        68,309            1,354
                                                       ===============  ===============
Receivables: investments sold                      63
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         72,359
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       72,359          68,537  $          1.06
Band 100                                        --              --             1.06
Band 75                                         --              --             1.07
Band 50                                         --              --             1.07
Band 25                                         --              --             1.08
Band 0                                          --              --             1.08
                                    --------------  --------------
 Total                              $       72,359          68,537
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             78
Mortality & expense charges                                                            (1,076)
                                                                             -----------------
Net investment income (loss)                                                             (998)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,630
Realized gain distributions                                                               649
Net change in unrealized appreciation (depreciation)                                    6,143
                                                                             -----------------
Net gain (loss)                                                                        13,422
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         12,424
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (998)  $           (105)
Net realized gain (loss)                                            6,630               (400)
Realized gain distributions                                           649                278
Net change in unrealized appreciation (depreciation)                6,143             (2,156)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  12,424             (2,383)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           91,569             36,430
Cost of units redeemed                                            (60,718)            (4,962)
Account charges                                                        (1)                --
                                                         -----------------  -----------------
Increase (decrease)                                                30,850             31,468
                                                         -----------------  -----------------
Net increase (decrease)                                            43,274             29,085
Net assets, beginning                                              29,085                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         72,359   $         29,085
                                                         =================  =================

Units sold                                                         92,863             38,694
Units redeemed                                                    (57,562)            (5,458)
                                                         -----------------  -----------------
Net increase (decrease)                                            35,301             33,236
Units outstanding, beginning                                       33,236                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          68,537             33,236
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        127,999
Cost of units redeemed/account charges                                                (65,681)
Net investment income (loss)                                                           (1,103)
Net realized gain (loss)                                                                6,230
Realized gain distributions                                                               927
Net change in unrealized appreciation (depreciation)                                    3,987
                                                                             -----------------
Net assets                                                                   $         72,359
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06            69   $        72         1.25%         20.6%
12/31/2016          0.88            33            29         1.25%        -13.7%
12/31/2015          1.01             0             0         1.25%          1.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         1.00%         20.9%
12/31/2016          0.88             0             0         1.00%        -13.5%
12/31/2015          1.01             0             0         1.00%          1.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.75%         21.2%
12/31/2016          0.88             0             0         0.75%        -13.3%
12/31/2015          1.01             0             0         0.75%          1.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.50%         21.5%
12/31/2016          0.88             0             0         0.50%        -13.0%
12/31/2015          1.01             0             0         0.50%          1.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.25%         21.9%
12/31/2016          0.88             0             0         0.25%        -12.8%
12/31/2015          1.02             0             0         0.25%          1.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.00%         22.2%
12/31/2016          0.89             0             0         0.00%        -12.6%
12/31/2015          1.02             0             0         0.00%          1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        JANUS HENDERSON GLOBAL LIFE SCIENCES FUND T CLASS - 471023671

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       144,511  $        134,708            2,647
                                                      ================  ===============
Receivables: investments sold                    108
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       144,619
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       144,619         136,247  $         1.06
Band 100                                        --              --            1.07
Band 75                                         --              --            1.07
Band 50                                         --              --            1.08
Band 25                                         --              --            1.08
Band 0                                          --              --            1.09
                                   ---------------  --------------
 Total                             $       144,619         136,247
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            397
Mortality & expense charges                                                            (1,416)
                                                                             -----------------
Net investment income (loss)                                                           (1,019)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,079
Realized gain distributions                                                             1,267
Net change in unrealized appreciation (depreciation)                                   10,526
                                                                             -----------------
Net gain (loss)                                                                        13,872
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         12,853
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (1,019)  $            (25)
Net realized gain (loss)                                             2,079                  3
Realized gain distributions                                          1,267                 86
Net change in unrealized appreciation (depreciation)                10,526               (723)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   12,853               (659)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           143,877             10,424
Cost of units redeemed                                             (21,738)              (124)
Account charges                                                        (14)                --
                                                          -----------------  -----------------
Increase (decrease)                                                122,125             10,300
                                                          -----------------  -----------------
Net increase (decrease)                                            134,978              9,641
Net assets, beginning                                                9,641                 --
                                                          -----------------  -----------------
Net assets, ending                                        $        144,619   $          9,641
                                                          =================  =================

Units sold                                                         146,296             11,112
Units redeemed                                                     (21,035)              (126)
                                                          -----------------  -----------------
Net increase (decrease)                                            125,261             10,986
Units outstanding, beginning                                        10,986                 --
                                                          -----------------  -----------------
Units outstanding, ending                                          136,247             10,986
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        154,301
Cost of units redeemed/account charges                                                (21,876)
Net investment income (loss)                                                           (1,044)
Net realized gain (loss)                                                                2,082
Realized gain distributions                                                             1,353
Net change in unrealized appreciation (depreciation)                                    9,803
                                                                             -----------------
Net assets                                                                   $        144,619
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06           136   $       145         1.25%         21.0%
12/31/2016          0.88            11            10         1.25%        -13.5%
12/31/2015          1.01             0             0         1.25%          1.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         1.00%         21.3%
12/31/2016          0.88             0             0         1.00%        -13.3%
12/31/2015          1.01             0             0         1.00%          1.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.75%         21.6%
12/31/2016          0.88             0             0         0.75%        -13.0%
12/31/2015          1.01             0             0         0.75%          1.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.50%         21.9%
12/31/2016          0.88             0             0         0.50%        -12.8%
12/31/2015          1.02             0             0         0.50%          1.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.25%         22.2%
12/31/2016          0.89             0             0         0.25%        -12.6%
12/31/2015          1.02             0             0         0.25%          1.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.00%         22.5%
12/31/2016          0.89             0             0         0.00%        -12.4%
12/31/2015          1.02             0             0         0.00%          1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        0.3%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             JANUS HENDERSON ENTERPRISE FUND A CLASS - 47103C829

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,593,670  $      1,364,100           13,940
                                                      ================  ===============
Receivables: investments sold                 10,617
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,604,287
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,604,287       1,191,069  $          1.35
Band 100                                         --              --             1.35
Band 75                                          --              --             1.36
Band 50                                          --              --             1.36
Band 25                                          --              --             1.37
Band 0                                           --              --             1.37
                                    ---------------  --------------
 Total                              $     1,604,287       1,191,069
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (16,938)
                                                                            -----------------
Net investment income (loss)                                                         (16,938)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              36,084
Realized gain distributions                                                           28,393
Net change in unrealized appreciation (depreciation)                                 246,441
                                                                            -----------------
Net gain (loss)                                                                      310,918
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        293,980
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (16,938)  $         (1,359)
Net realized gain (loss)                                           36,084               (496)
Realized gain distributions                                        28,393             15,785
Net change in unrealized appreciation (depreciation)              246,441            (16,871)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 293,980             (2,941)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          762,584            988,800
Cost of units redeemed                                           (401,116)           (35,176)
Account charges                                                    (1,455)              (389)
                                                         -----------------  -----------------
Increase (decrease)                                               360,013            953,235
                                                         -----------------  -----------------
Net increase (decrease)                                           653,993            950,294
Net assets, beginning                                             950,294                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,604,287   $        950,294
                                                         =================  =================

Units sold                                                        647,141            911,458
Units redeemed                                                   (334,558)           (32,972)
                                                         -----------------  -----------------
Net increase (decrease)                                           312,583            878,486
Units outstanding, beginning                                      878,486                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,191,069            878,486
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,751,384
Cost of units redeemed/account charges                                              (438,136)
Net investment income (loss)                                                         (18,297)
Net realized gain (loss)                                                              35,588
Realized gain distributions                                                           44,178
Net change in unrealized appreciation (depreciation)                                 229,570
                                                                            -----------------
Net assets                                                                  $      1,604,287
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35         1,191   $     1,604         1.25%         24.5%
12/31/2016          1.08           878           950         1.25%          8.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35             0   $         0         1.00%         24.8%
12/31/2016          1.08             0             0         1.00%          8.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         0.75%         25.1%
12/31/2016          1.09             0             0         0.75%          8.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         0.50%         25.4%
12/31/2016          1.09             0             0         0.50%          8.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.25%         25.8%
12/31/2016          1.09             0             0         0.25%          8.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.00%         26.1%
12/31/2016          1.09             0             0         0.00%          9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             JANUS HENDERSON ENTERPRISE FUND S CLASS - 47103C779

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       511,445  $        438,409            4,466
                                                      ================  ===============
Receivables: investments sold                    279
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       511,724
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       511,724         380,160  $         1.35
Band 100                                        --              --            1.35
Band 75                                         --              --            1.36
Band 50                                         --              --            1.36
Band 25                                         --              --            1.37
Band 0                                          --              --            1.37
                                   ---------------  --------------
 Total                             $       511,724         380,160
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (5,578)
                                                                            -----------------
Net investment income (loss)                                                          (5,578)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              14,016
Realized gain distributions                                                            9,131
Net change in unrealized appreciation (depreciation)                                  73,257
                                                                            -----------------
Net gain (loss)                                                                       96,404
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         90,826
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,578)  $           (154)
Net realized gain (loss)                                           14,016                 91
Realized gain distributions                                         9,131              1,671
Net change in unrealized appreciation (depreciation)               73,257               (221)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  90,826              1,387
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          413,652            128,624
Cost of units redeemed                                            (99,844)           (22,760)
Account charges                                                      (140)               (21)
                                                         -----------------  -----------------
Increase (decrease)                                               313,668            105,843
                                                         -----------------  -----------------
Net increase (decrease)                                           404,494            107,230
Net assets, beginning                                             107,230                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        511,724   $        107,230
                                                         =================  =================

Units sold                                                        360,887            120,368
Units redeemed                                                    (79,878)           (21,217)
                                                         -----------------  -----------------
Net increase (decrease)                                           281,009             99,151
Units outstanding, beginning                                       99,151                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         380,160             99,151
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        542,276
Cost of units redeemed/account charges                                              (122,765)
Net investment income (loss)                                                          (5,732)
Net realized gain (loss)                                                              14,107
Realized gain distributions                                                           10,802
Net change in unrealized appreciation (depreciation)                                  73,036
                                                                            -----------------
Net assets                                                                  $        511,724
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35           380   $       512         1.25%         24.5%
12/31/2016          1.08            99           107         1.25%          8.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35             0   $         0         1.00%         24.8%
12/31/2016          1.08             0             0         1.00%          8.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         0.75%         25.1%
12/31/2016          1.08             0             0         0.75%          8.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         0.50%         25.4%
12/31/2016          1.09             0             0         0.50%          8.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.25%         25.7%
12/31/2016          1.09             0             0         0.25%          8.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.00%         26.0%
12/31/2016          1.09             0             0         0.00%          9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              JANUS HENDERSON BALANCED FUND N CLASS - 47103D108

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        145,167  $       141,426            4,413
                                                       ===============  ===============
Receivables: investments sold                      72
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        145,239
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       145,239         124,572  $         1.17
Band 100                                        --              --            1.17
Band 75                                         --              --            1.17
Band 50                                         --              --            1.18
Band 25                                         --              --            1.18
Band 0                                          --              --            1.18
                                   ---------------  --------------
 Total                             $       145,239         124,572
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          1,577
Mortality & expense charges                                                               (670)
                                                                              -----------------
Net investment income (loss)                                                               907
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    16
Realized gain distributions                                                              4,660
Net change in unrealized appreciation (depreciation)                                     3,741
                                                                              -----------------
Net gain (loss)                                                                          8,417
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          9,324
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            907   $             --
Net realized gain (loss)                                               16                 --
Realized gain distributions                                         4,660                 --
Net change in unrealized appreciation (depreciation)                3,741                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   9,324                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          135,918                 --
Cost of units redeemed                                                 (1)                --
Account charges                                                        (2)                --
                                                         -----------------  ----------------
Increase (decrease)                                               135,915                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           145,239                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        145,239   $             --
                                                         =================  ================

Units sold                                                        245,637                 --
Units redeemed                                                   (121,065)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           124,572                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         124,572                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        135,918
Cost of units redeemed/account charges                                                      (3)
Net investment income (loss)                                                               907
Net realized gain (loss)                                                                    16
Realized gain distributions                                                              4,660
Net change in unrealized appreciation (depreciation)                                     3,741
                                                                              -----------------
Net assets                                                                    $        145,239
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17           125   $       145         1.25%         17.2%
12/31/2016          0.99             0             0         1.25%         -0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         1.00%         17.5%
12/31/2016          0.99             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.75%         17.8%
12/31/2016          0.99             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.50%         18.1%
12/31/2016          1.00             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.25%         18.4%
12/31/2016          1.00             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.00%         18.7%
12/31/2016          1.00             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             JANUS HENDERSON ENTERPRISE FUND N CLASS - 47103D405

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        39,956  $        35,983               336
                                                       ===============   ===============
Receivables: investments sold                       6
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        39,962
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       39,962          32,530  $          1.23
Band 100                                        --              --             1.23
Band 75                                         --              --             1.23
Band 50                                         --              --             1.24
Band 25                                         --              --             1.24
Band 0                                          --              --             1.24
                                    --------------  --------------
 Total                              $       39,962          32,530
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             74
Mortality & expense charges                                                              (316)
                                                                             -----------------
Net investment income (loss)                                                             (242)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  724
Realized gain distributions                                                               687
Net change in unrealized appreciation (depreciation)                                    3,973
                                                                             -----------------
Net gain (loss)                                                                         5,384
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          5,142
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (242)  $             --
Net realized gain (loss)                                              724                 --
Realized gain distributions                                           687                 --
Net change in unrealized appreciation (depreciation)                3,973                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   5,142                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           55,901                 --
Cost of units redeemed                                            (21,081)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                34,820                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            39,962                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         39,962   $             --
                                                         =================  ================

Units sold                                                         51,385                 --
Units redeemed                                                    (18,855)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            32,530                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          32,530                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         55,901
Cost of units redeemed/account charges                                                (21,081)
Net investment income (loss)                                                             (242)
Net realized gain (loss)                                                                  724
Realized gain distributions                                                               687
Net change in unrealized appreciation (depreciation)                                    3,973
                                                                             -----------------
Net assets                                                                   $         39,962
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23            33   $        40         1.25%         25.1%
12/31/2016          0.98             0             0         1.25%         -1.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         1.00%         25.4%
12/31/2016          0.98             0             0         1.00%         -1.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.75%         25.7%
12/31/2016          0.98             0             0         0.75%         -1.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.50%         26.0%
12/31/2016          0.98             0             0         0.50%         -1.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.25%         26.3%
12/31/2016          0.98             0             0         0.25%         -1.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.00%         26.6%
12/31/2016          0.98             0             0         0.00%         -1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           JANUS HENDERSON FLEXIBLE BOND FUND N CLASS - 47103D504

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         6,550  $         6,524               633
                                                       ===============   ===============
Receivables: investments sold                       2
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         6,552
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         6,552            6,395  $         1.02
Band 100                                         --               --            1.03
Band 75                                          --               --            1.03
Band 50                                          --               --            1.03
Band 25                                          --               --            1.04
Band 0                                           --               --            1.04
                                    ---------------  ---------------
 Total                              $         6,552            6,395
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $              5
Mortality & expense charges                                                              (1)
                                                                           -----------------
Net investment income (loss)                                                              4
                                                                           -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                     26
                                                                           -----------------
Net gain (loss)                                                                          26
                                                                           -----------------

Increase (decrease) in net assets from operations                          $             30
                                                                           =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              4   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   26                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      30                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                            6,522                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                 6,522                 --
                                                         ----------------   ----------------
Net increase (decrease)                                             6,552                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $          6,552   $             --
                                                         ================   ================

Units sold                                                          6,395                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                             6,395                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                           6,395                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $          6,522
Cost of units redeemed/account charges                                                   --
Net investment income (loss)                                                              4
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                     26
                                                                           ----------------
Net assets                                                                 $          6,552
                                                                           ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             6   $         7         1.25%          2.5%
12/31/2016          1.00             0             0         1.25%         -0.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.00%          2.8%
12/31/2016          1.00             0             0         1.00%         -0.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.75%          3.0%
12/31/2016          1.00             0             0         0.75%          0.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.50%          3.3%
12/31/2016          1.00             0             0         0.50%          0.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.25%          3.6%
12/31/2016          1.00             0             0         0.25%          0.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.00%          3.8%
12/31/2016          1.00             0             0         0.00%          0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               JANUS HENDERSON TRITON FUND N CLASS - 47103D793

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     2,421,805   $     2,185,354           83,497
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,873)
                                     ----------------
Net assets                           $     2,418,932
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $       224,090         182,679  $          1.23
Band 100                                         --              --             1.23
Band 75                                          --              --             1.23
Band 50                                          --              --             1.24
Band 25                                          --              --             1.24
Band 0                                    2,194,842       1,765,773             1.24
                                    ---------------  --------------
 Total                              $     2,418,932       1,948,452
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          3,972
Mortality & expense charges                                                             (667)
                                                                            -----------------
Net investment income (loss)                                                           3,305
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              12,847
Realized gain distributions                                                          111,140
Net change in unrealized appreciation (depreciation)                                 236,451
                                                                            -----------------
Net gain (loss)                                                                      360,438
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        363,743
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,305   $             --
Net realized gain (loss)                                           12,847                 --
Realized gain distributions                                       111,140                 --
Net change in unrealized appreciation (depreciation)              236,451                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 363,743                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,271,496                 --
Cost of units redeemed                                           (214,594)                --
Account charges                                                    (1,713)                --
                                                         -----------------  ----------------
Increase (decrease)                                             2,055,189                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,418,932                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      2,418,932   $             --
                                                         =================  ================

Units sold                                                      2,136,105                 --
Units redeemed                                                   (187,653)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,948,452                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,948,452                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,271,496
Cost of units redeemed/account charges                                              (216,307)
Net investment income (loss)                                                           3,305
Net realized gain (loss)                                                              12,847
Realized gain distributions                                                          111,140
Net change in unrealized appreciation (depreciation)                                 236,451
                                                                            -----------------
Net assets                                                                  $      2,418,932
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23           183   $       224         1.25%         25.7%
12/31/2016          0.98             0             0         1.25%         -2.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         1.00%         26.0%
12/31/2016          0.98             0             0         1.00%         -2.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.75%         26.3%
12/31/2016          0.98             0             0         0.75%         -2.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.50%         26.6%
12/31/2016          0.98             0             0         0.50%         -2.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.25%         26.9%
12/31/2016          0.98             0             0         0.25%         -2.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24         1,766   $     2,195         0.00%         27.2%
12/31/2016          0.98             0             0         0.00%         -2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          JANUS HENDERSON SMALL CAP VALUE FUND N CLASS - 47103D728

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        21,120   $        21,415              916
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (67)
                                     ----------------
Net assets                           $        21,053
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       21,053          18,972  $          1.11
Band 100                                        --              --             1.11
Band 75                                         --              --             1.12
Band 50                                         --              --             1.12
Band 25                                         --              --             1.12
Band 0                                          --              --             1.12
                                    --------------  --------------
 Total                              $       21,053          18,972
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $             257
Mortality & expense charges                                                                 (57)
                                                                               -----------------
Net investment income (loss)                                                                200
                                                                               -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      1
Realized gain distributions                                                                 802
Net change in unrealized appreciation (depreciation)                                       (295)
                                                                               -----------------
Net gain (loss)                                                                             508
                                                                               -----------------

Increase (decrease) in net assets from operations                              $             708
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            200   $             --
Net realized gain (loss)                                                1                 --
Realized gain distributions                                           802                 --
Net change in unrealized appreciation (depreciation)                 (295)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     708                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           20,431                 --
Cost of units redeemed                                                (86)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                20,345                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            21,053                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         21,053   $             --
                                                         =================  ================

Units sold                                                         19,049                 --
Units redeemed                                                        (77)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            18,972                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          18,972                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $          20,431
Cost of units redeemed/account charges                                                      (86)
Net investment income (loss)                                                                200
Net realized gain (loss)                                                                      1
Realized gain distributions                                                                 802
Net change in unrealized appreciation (depreciation)                                       (295)
                                                                               -----------------
Net assets                                                                    $          21,053
                                                                               =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11            19   $        21         1.25%         11.5%
12/31/2016          1.00             0             0         1.25%         -0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%         11.8%
12/31/2016          1.00             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.75%         12.1%
12/31/2016          1.00             0             0         0.75%         -0.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.50%         12.3%
12/31/2016          1.00             0             0         0.50%         -0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.25%         12.6%
12/31/2016          1.00             0             0         0.25%         -0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.00%         12.9%
12/31/2016          1.00             0             0         0.00%         -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
  JANUS HENDERSON GLOBAL EQUITY INCOME FUND A CLASS - 47103X534 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.25%          1.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%          1.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.75%          1.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.50%          1.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.25%          1.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.00%          1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JANUS HENDERSON GLOBAL EQUITY INCOME FUND N CLASS - 47103X484 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.25%          1.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%          1.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.75%          1.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.50%          1.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.25%          1.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.00%          1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JANUS HENDERSON GLOBAL EQUITY INCOME FUND S CLASS - 47103X450 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.25%          1.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%          1.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.75%          1.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.50%          1.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.25%          1.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.00%          1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          JPMORGAN EQUITY INCOME FUND R4 CLASS - 4812C2114 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.11
Band 100                                        --              --            1.11
Band 75                                         --              --            1.11
Band 50                                         --              --            1.11
Band 25                                         --              --            1.11
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.25%         10.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%         10.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.75%         10.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.50%         11.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.25%         11.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.00%         11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          JPMORGAN EQUITY INCOME FUND R6 CLASS - 46636U876 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.11
Band 100                                        --              --            1.11
Band 75                                         --              --            1.11
Band 50                                         --              --            1.11
Band 25                                         --              --            1.11
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.25%         10.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%         10.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.75%         11.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.50%         11.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.25%         11.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.00%         11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         JPMORGAN GOVERNMENT BOND FUND R4 CLASS - 4812C2130 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.99
Band 100                                        --              --            0.99
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.99             0   $         0         1.25%         -0.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.99             0   $         0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.50%         -0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.00%         -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         JPMORGAN GOVERNMENT BOND FUND R6 CLASS - 4812C0118 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.99
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.99             0   $         0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.50%         -0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.25%         -0.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.00%          0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               JPMORGAN MID CAP GROWTH FUND R4 CLASS - 4812CA603

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       774,566  $        789,989           23,207
                                                      ================  ===============
Receivables: investments sold                    566
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       775,132
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       775,132         700,577  $         1.11
Band 100                                        --              --            1.11
Band 75                                         --              --            1.11
Band 50                                         --              --            1.11
Band 25                                         --              --            1.11
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $       775,132         700,577
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $              --
Mortality & expense charges                                                                 (387)
                                                                               ------------------
Net investment income (loss)                                                                (387)
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (5)
Realized gain distributions                                                               20,972
Net change in unrealized appreciation (depreciation)                                     (15,423)
                                                                               ------------------
Net gain (loss)                                                                            5,544
                                                                               ------------------

Increase (decrease) in net assets from operations                              $           5,157
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (387)  $             --
Net realized gain (loss)                                               (5)                --
Realized gain distributions                                        20,972                 --
Net change in unrealized appreciation (depreciation)              (15,423)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   5,157                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          770,601                 --
Cost of units redeemed                                               (626)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                               769,975                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           775,132                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        775,132   $             --
                                                         =================  ================

Units sold                                                        701,141                 --
Units redeemed                                                       (564)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           700,577                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         700,577                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $         770,601
Cost of units redeemed/account charges                                                      (626)
Net investment income (loss)                                                                (387)
Net realized gain (loss)                                                                      (5)
Realized gain distributions                                                               20,972
Net change in unrealized appreciation (depreciation)                                     (15,423)
                                                                               ------------------
Net assets                                                                     $         775,132
                                                                               ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11           701   $       775         1.25%         10.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%         10.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.75%         10.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.50%         11.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.25%         11.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.00%         11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               JPMORGAN MID CAP GROWTH FUND R6 CLASS - 4812C2288

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        115,396  $       116,885            3,404
                                                       ===============  ===============
Receivables: investments sold                      75
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        115,471
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       115,471         104,215  $         1.11
Band 100                                        --              --            1.11
Band 75                                         --              --            1.11
Band 50                                         --              --            1.11
Band 25                                         --              --            1.11
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $       115,471         104,215
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (338)
                                                                             -----------------
Net investment income (loss)                                                             (338)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  487
Realized gain distributions                                                             6,829
Net change in unrealized appreciation (depreciation)                                   (1,489)
                                                                             -----------------
Net gain (loss)                                                                         5,827
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          5,489
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (338)  $             --
Net realized gain (loss)                                              487                 --
Realized gain distributions                                         6,829                 --
Net change in unrealized appreciation (depreciation)               (1,489)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   5,489                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          120,697                 --
Cost of units redeemed                                            (10,708)                --
Account charges                                                        (7)                --
                                                         -----------------  ----------------
Increase (decrease)                                               109,982                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           115,471                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        115,471   $             --
                                                         =================  ================

Units sold                                                        113,930                 --
Units redeemed                                                     (9,715)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           104,215                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         104,215                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        120,697
Cost of units redeemed/account charges                                                (10,715)
Net investment income (loss)                                                             (338)
Net realized gain (loss)                                                                  487
Realized gain distributions                                                             6,829
Net change in unrealized appreciation (depreciation)                                   (1,489)
                                                                             -----------------
Net assets                                                                   $        115,471
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11           104   $       115         1.25%         10.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%         10.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.75%         11.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.50%         11.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.25%         11.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.00%         11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          JPMORGAN MID CAP VALUE FUND R4 CLASS - 46647B206 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.07
Band 100                                        --              --            1.07
Band 75                                         --              --            1.07
Band 50                                         --              --            1.07
Band 25                                         --              --            1.08
Band 0                                          --              --            1.08
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         1.25%          7.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         1.00%          7.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.75%          7.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.50%          7.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.25%          7.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.00%          7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          JPMORGAN MID CAP VALUE FUND R6 CLASS - 46647B404 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.07
Band 100                                        --              --            1.07
Band 75                                         --              --            1.07
Band 50                                         --              --            1.08
Band 25                                         --              --            1.08
Band 0                                          --              --            1.08
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         1.25%          7.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         1.00%          7.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.75%          7.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.50%          7.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.25%          7.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.00%          7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JPMORGAN SMARTRETIREMENT BLEND 2020 FUND R4 CLASS - 46641U341 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          0.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          0.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JPMORGAN SMARTRETIREMENT BLEND 2020 FUND R6 CLASS - 46636U595 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.25%          2.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%          2.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.75%          2.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.50%          2.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.25%          2.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.00%          2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JPMORGAN SMARTRETIREMENT BLEND 2025 FUND R4 CLASS - 46641U325 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          0.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          0.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          0.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          0.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          0.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JPMORGAN SMARTRETIREMENT BLEND 2025 FUND R6 CLASS - 46636U538 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.25%          2.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%          2.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.75%          2.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.50%          2.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.25%          2.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.00%          2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JPMORGAN SMARTRETIREMENT BLEND 2030 FUND R4 CLASS - 46641U291 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          0.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          0.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          0.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          0.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          1.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JPMORGAN SMARTRETIREMENT BLEND 2030 FUND R6 CLASS - 46636U462 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.25%          2.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.00%          2.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.75%          2.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.50%          2.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.25%          2.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.00%          2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JPMORGAN SMARTRETIREMENT BLEND 2035 FUND R4 CLASS - 46641U275 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          1.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          1.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          1.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          1.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          1.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JPMORGAN SMARTRETIREMENT BLEND 2035 FUND R6 CLASS - 46636U397 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.25%          2.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.00%          3.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.75%          3.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.50%          3.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.25%          3.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.00%          3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JPMORGAN SMARTRETIREMENT BLEND 2040 FUND R4 CLASS - 46641U259 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          1.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          1.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          1.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          1.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          1.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JPMORGAN SMARTRETIREMENT BLEND 2040 FUND R6 CLASS - 46636U330 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.25%          3.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.00%          3.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.75%          3.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.50%          3.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.25%          3.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.00%          3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JPMORGAN SMARTRETIREMENT BLEND 2045 FUND R4 CLASS - 46641U234 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          1.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          1.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          1.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          1.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          1.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JPMORGAN SMARTRETIREMENT BLEND 2045 FUND R6 CLASS - 46636U264 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.25%          3.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.00%          3.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.75%          3.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.50%          3.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.25%          3.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.00%          3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JPMORGAN SMARTRETIREMENT BLEND 2050 FUND R4 CLASS - 46641U218 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          1.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          1.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          1.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          1.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          1.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JPMORGAN SMARTRETIREMENT BLEND 2050 FUND R6 CLASS - 46636U199 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.25%          3.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.00%          3.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.75%          3.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.50%          3.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.25%          3.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.00%          3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JPMORGAN SMARTRETIREMENT BLEND 2055 FUND R4 CLASS - 46641U184 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          1.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          1.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          1.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          1.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          1.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JPMORGAN SMARTRETIREMENT BLEND 2055 FUND R6 CLASS - 46636U132 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.25%          3.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.00%          3.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.75%          3.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.50%          3.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.25%          3.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.00%          3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JPMORGAN SMARTRETIREMENT BLEND 2060 FUND R4 CLASS - 46641U168 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          1.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          1.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          1.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          1.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          1.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   JPMORGAN SMARTRETIREMENT BLEND 2060 FUND R6 CLASS - 48127B524 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.25%          3.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.00%          3.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.75%          3.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.50%          3.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.25%          3.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.00%          3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    JPMORGAN SMARTRETIREMENT BLEND INC FUND R4 CLASS - 46641U366 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
  JPMORGAN SMARTRETIREMENT BLEND INCOME FUND R6 CLASS - 46636U736 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          1.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%          1.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.75%          1.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.50%          1.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.25%          1.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.00%          1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       JPMORGAN U.S. SMALL COMPANY FUND R4 CLASS - 48127B441 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.08
Band 100                                        --              --            1.08
Band 75                                         --              --            1.08
Band 50                                         --              --            1.09
Band 25                                         --              --            1.09
Band 0                                          --              --            1.09
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         1.25%          8.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         1.00%          8.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.75%          8.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.50%          8.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.25%          8.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.00%          8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       JPMORGAN U.S. SMALL COMPANY FUND R6 CLASS - 48121L346 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.08
Band 100                                        --              --            1.09
Band 75                                         --              --            1.09
Band 50                                         --              --            1.09
Band 25                                         --              --            1.09
Band 0                                          --              --            1.09
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         1.25%          8.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.00%          8.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.75%          8.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.50%          8.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.25%          8.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.00%          9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         JPMORGAN VALUE ADVANTAGE FUND R4 CLASS - 46641U424 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.05
Band 100                                        --              --            1.05
Band 75                                         --              --            1.05
Band 50                                         --              --            1.05
Band 25                                         --              --            1.05
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         1.25%          5.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         1.00%          5.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.75%          5.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.50%          5.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.25%          5.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.00%          5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         JPMORGAN VALUE ADVANTAGE FUND R6 CLASS - 46641U382 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.05
Band 100                                        --              --            1.05
Band 75                                         --              --            1.05
Band 50                                         --              --            1.05
Band 25                                         --              --            1.05
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         1.25%          5.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         1.00%          5.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.75%          5.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.50%          5.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.25%          5.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.00%          5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 KNIGHTS OF COLUMBUS CORE BOND FUND INSTITUTIONAL CLASS - 00771X815 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.25%          0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          0.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          0.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND INST. CLASS-00771X757

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       70,276   $        67,847            5,719
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (896)
                                     ---------------
Net assets                           $       69,380
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       69,380          60,787  $          1.14
Band 100                                        --              --             1.14
Band 75                                         --              --             1.14
Band 50                                         --              --             1.15
Band 25                                         --              --             1.15
Band 0                                          --              --             1.15
                                    --------------  --------------
 Total                              $       69,380          60,787
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             94
Mortality & expense charges                                                               (175)
                                                                              -----------------
Net investment income (loss)                                                               (81)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    18
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     2,429
                                                                              -----------------
Net gain (loss)                                                                          2,447
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          2,366
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (81)  $             --
Net realized gain (loss)                                               18                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                2,429                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   2,366                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           69,370                 --
Cost of units redeemed                                             (2,346)                --
Account charges                                                       (10)                --
                                                         -----------------  ----------------
Increase (decrease)                                                67,014                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            69,380                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         69,380   $             --
                                                         =================  ================

Units sold                                                         62,881                 --
Units redeemed                                                     (2,094)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            60,787                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          60,787                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $         69,370
Cost of units redeemed/account charges                                                  (2,356)
Net investment income (loss)                                                               (81)
Net realized gain (loss)                                                                    18
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     2,429
                                                                              -----------------
Net assets                                                                    $         69,380
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14            61   $        69         1.25%         14.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         1.00%         14.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.75%         14.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.50%         14.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.25%         14.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.00%         14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND INST. CLASS - 00771X781 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.11
Band 100                                        --              --            1.11
Band 75                                         --              --            1.11
Band 50                                         --              --            1.12
Band 25                                         --              --            1.12
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.25%         11.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%         11.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.75%         11.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.50%         11.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.25%         11.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.00%         11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND INST. CLASS - 00771X773

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      512,052   $       495,972           42,392
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (795)
                                     ---------------
Net assets                           $      511,257
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       511,257         463,464  $         1.10
Band 100                                        --              --            1.10
Band 75                                         --              --            1.11
Band 50                                         --              --            1.11
Band 25                                         --              --            1.11
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $       511,257         463,464
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          1,692
Mortality & expense charges                                                             (1,257)
                                                                              -----------------
Net investment income (loss)                                                               435
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    65
Realized gain distributions                                                              7,040
Net change in unrealized appreciation (depreciation)                                    16,080
                                                                              -----------------
Net gain (loss)                                                                         23,185
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         23,620
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            435   $             --
Net realized gain (loss)                                               65                 --
Realized gain distributions                                         7,040                 --
Net change in unrealized appreciation (depreciation)               16,080                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  23,620                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          497,347                 --
Cost of units redeemed                                             (9,638)                --
Account charges                                                       (72)                --
                                                         -----------------  ----------------
Increase (decrease)                                               487,637                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           511,257                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        511,257   $             --
                                                         =================  ================

Units sold                                                        472,549                 --
Units redeemed                                                     (9,085)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           463,464                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         463,464                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        497,347
Cost of units redeemed/account charges                                                  (9,710)
Net investment income (loss)                                                               435
Net realized gain (loss)                                                                    65
Realized gain distributions                                                              7,040
Net change in unrealized appreciation (depreciation)                                    16,080
                                                                              -----------------
Net assets                                                                    $        511,257
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10           463   $       511         1.25%         10.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         1.00%         10.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.75%         10.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.50%         10.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.25%         10.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.00%         11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       KNIGHTS OF COLUMBUS SMALL CAP EQUITY FUND INST. CLASS - 00771X765

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       496,481   $       506,629           41,277
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,386)
                                     ----------------
Net assets                           $       494,095
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       494,095         447,339  $         1.10
Band 100                                        --              --            1.11
Band 75                                         --              --            1.11
Band 50                                         --              --            1.11
Band 25                                         --              --            1.11
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $       494,095         447,339
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                             (1,239)
                                                                              -----------------
Net investment income (loss)                                                            (1,239)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    33
Realized gain distributions                                                             23,038
Net change in unrealized appreciation (depreciation)                                   (10,148)
                                                                              -----------------
Net gain (loss)                                                                         12,923
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         11,684
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,239)  $             --
Net realized gain (loss)                                               33                 --
Realized gain distributions                                        23,038                 --
Net change in unrealized appreciation (depreciation)              (10,148)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  11,684                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          499,885                 --
Cost of units redeemed                                            (17,401)                --
Account charges                                                       (73)                --
                                                         -----------------  ----------------
Increase (decrease)                                               482,411                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           494,095                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        494,095   $             --
                                                         =================  ================

Units sold                                                        463,532                 --
Units redeemed                                                    (16,193)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           447,339                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         447,339                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        499,885
Cost of units redeemed/account charges                                                 (17,474)
Net investment income (loss)                                                            (1,239)
Net realized gain (loss)                                                                    33
Realized gain distributions                                                             23,038
Net change in unrealized appreciation (depreciation)                                   (10,148)
                                                                              -----------------
Net assets                                                                    $        494,095
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10           447   $       494         1.25%         10.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%         10.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.75%         10.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.50%         10.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.25%         11.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.00%         11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        LORD ABBETT BOND-DEBENTURE FUND A CLASS - 544004104 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.14
Band 100                                        --              --            1.15
Band 75                                         --              --            1.17
Band 50                                         --              --            1.18
Band 25                                         --              --            1.19
Band 0                                          --              --            1.20
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         1.25%          7.9%
12/31/2016          1.06             0             0         1.25%         11.0%
12/31/2015          0.96             0             0         1.25%         -3.0%
12/31/2014          0.99             0             0         1.25%         -1.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         1.00%          8.1%
12/31/2016          1.07             0             0         1.00%         11.3%
12/31/2015          0.96             0             0         1.00%         -2.7%
12/31/2014          0.99             0             0         1.00%         -1.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.75%          8.4%
12/31/2016          1.07             0             0         0.75%         11.5%
12/31/2015          0.96             0             0         0.75%         -2.5%
12/31/2014          0.99             0             0         0.75%         -1.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.50%          8.7%
12/31/2016          1.08             0             0         0.50%         11.8%
12/31/2015          0.97             0             0         0.50%         -2.2%
12/31/2014          0.99             0             0         0.50%         -1.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.25%          8.9%
12/31/2016          1.09             0             0         0.25%         12.1%
12/31/2015          0.97             0             0         0.25%         -2.0%
12/31/2014          0.99             0             0         0.25%         -0.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.00%          9.2%
12/31/2016          1.10             0             0         0.00%         12.4%
12/31/2015          0.97             0             0         0.00%         -1.8%
12/31/2014          0.99             0             0         0.00%         -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        LORD ABBETT BOND-DEBENTURE FUND R3 CLASS - 544004807 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.13
Band 100                                        --              --            1.14
Band 75                                         --              --            1.15
Band 50                                         --              --            1.16
Band 25                                         --              --            1.17
Band 0                                          --              --            1.18
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         1.25%          7.6%
12/31/2016          1.05             0             0         1.25%         10.7%
12/31/2015          0.95             0             0         1.25%         -3.1%
12/31/2014          0.98             0             0         1.25%         -1.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         1.00%          7.8%
12/31/2016          1.06             0             0         1.00%         11.0%
12/31/2015          0.96             0             0         1.00%         -2.9%
12/31/2014          0.98             0             0         1.00%         -1.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.75%          8.1%
12/31/2016          1.07             0             0         0.75%         11.2%
12/31/2015          0.96             0             0         0.75%         -2.7%
12/31/2014          0.99             0             0         0.75%         -1.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.50%          8.4%
12/31/2016          1.07             0             0         0.50%         11.5%
12/31/2015          0.96             0             0         0.50%         -2.4%
12/31/2014          0.99             0             0         0.50%         -1.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.25%          8.6%
12/31/2016          1.08             0             0         0.25%         11.8%
12/31/2015          0.97             0             0         0.25%         -2.2%
12/31/2014          0.99             0             0         0.25%         -1.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.00%          8.9%
12/31/2016          1.09             0             0         0.00%         12.1%
12/31/2015          0.97             0             0         0.00%         -1.9%
12/31/2014          0.99             0             0         0.00%         -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND R3 CLASS - 543913776

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $       355,918   $      337,076           21,420
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (27,975)
                                     ----------------
Net assets                           $       327,943
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       144,230          95,999  $         1.50
Band 100                                   183,713         120,996            1.52
Band 75                                         --              --            1.53
Band 50                                         --              --            1.55
Band 25                                         --              --            1.57
Band 0                                          --              --            1.58
                                   ---------------  --------------
 Total                             $       327,943         216,995
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          5,001
Mortality & expense charges                                                            (3,805)
                                                                             -----------------
Net investment income (loss)                                                            1,196
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,140
Realized gain distributions                                                            21,486
Net change in unrealized appreciation (depreciation)                                   28,257
                                                                             -----------------
Net gain (loss)                                                                        53,883
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         55,079
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,196   $          1,156
Net realized gain (loss)                                            4,140            (11,241)
Realized gain distributions                                        21,486             20,252
Net change in unrealized appreciation (depreciation)               28,257             12,804
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  55,079             22,971
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           64,518            254,816
Cost of units redeemed                                           (104,273)          (128,918)
Account charges                                                       (69)               (22)
                                                         -----------------  -----------------
Increase (decrease)                                               (39,824)           125,876
                                                         -----------------  -----------------
Net increase (decrease)                                            15,255            148,847
Net assets, beginning                                             312,688            163,841
                                                         -----------------  -----------------
Net assets, ending                                       $        327,943   $        312,688
                                                         =================  =================

Units sold                                                         45,886            203,831
Units redeemed                                                    (71,850)          (105,667)
                                                         -----------------  -----------------
Net increase (decrease)                                           (25,964)            98,164
Units outstanding, beginning                                      242,959            144,795
                                                         -----------------  -----------------
Units outstanding, ending                                         216,995            242,959
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        533,143
Cost of units redeemed/account charges                                                (292,730)
Net investment income (loss)                                                             3,667
Net realized gain (loss)                                                                (8,637)
Realized gain distributions                                                             73,658
Net change in unrealized appreciation (depreciation)                                    18,842
                                                                              -----------------
Net assets                                                                    $        327,943
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/11/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.50            96   $       144         1.25%         17.3%
12/31/2016          1.28           103           132         1.25%         13.5%
12/31/2015          1.13            76            86         1.25%         -3.8%
12/31/2014          1.17            68            80         1.25%          9.9%
12/31/2013          1.07            75            80         1.25%          6.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.52           121   $       184         1.00%         17.6%
12/31/2016          1.29           140           180         1.00%         13.8%
12/31/2015          1.13            69            78         1.00%         -3.6%
12/31/2014          1.18            69            81         1.00%         10.2%
12/31/2013          1.07            10            11         1.00%          6.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.53             0   $         0         0.75%         17.9%
12/31/2016          1.30             0             0         0.75%         14.1%
12/31/2015          1.14             0             0         0.75%         -3.3%
12/31/2014          1.18             0             0         0.75%         10.5%
12/31/2013          1.07             0             0         0.75%          6.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.55             0   $         0         0.50%         18.2%
12/31/2016          1.31             0             0         0.50%         14.4%
12/31/2015          1.15             0             0         0.50%         -3.1%
12/31/2014          1.18             0             0         0.50%         10.7%
12/31/2013          1.07             0             0         0.50%          6.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.57             0   $         0         0.25%         18.5%
12/31/2016          1.32             0             0         0.25%         14.6%
12/31/2015          1.15             0             0         0.25%         -2.9%
12/31/2014          1.19             0             0         0.25%         11.0%
12/31/2013          1.07             0             0         0.25%          7.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.58             0   $         0         0.00%         18.8%
12/31/2016          1.33             0             0         0.00%         14.9%
12/31/2015          1.16             0             0         0.00%         -2.6%
12/31/2014          1.19             0             0         0.00%         11.3%
12/31/2013          1.07             0             0         0.00%          7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        1.6%
    2015        1.4%
    2014        1.6%
    2013        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
  LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND A CLASS - 543913859 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.52
Band 100                                        --              --            1.53
Band 75                                         --              --            1.55
Band 50                                         --              --            1.57
Band 25                                         --              --            1.58
Band 0                                          --              --            1.60
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         15,958
Cost of units redeemed/account charges                                                (16,809)
Net investment income (loss)                                                               --
Net realized gain (loss)                                                                  524
Realized gain distributions                                                               327
Net change in unrealized appreciation (depreciation)                                       --
                                                                             -----------------
Net assets                                                                   $             --
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/11/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.52             0   $         0         1.25%         17.6%
12/31/2016          1.29             0             0         1.25%         13.7%
12/31/2015          1.14             0             0         1.25%         -3.6%
12/31/2014          1.18             0             0         1.25%         10.2%
12/31/2013          1.07            14            15         1.25%          6.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.53             0   $         0         1.00%         17.9%
12/31/2016          1.30             0             0         1.00%         14.0%
12/31/2015          1.14             0             0         1.00%         -3.3%
12/31/2014          1.18             0             0         1.00%         10.5%
12/31/2013          1.07             0             0         1.00%          7.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.55             0   $         0         0.75%         18.2%
12/31/2016          1.31             0             0         0.75%         14.3%
12/31/2015          1.15             0             0         0.75%         -3.1%
12/31/2014          1.19             0             0         0.75%         10.7%
12/31/2013          1.07             0             0         0.75%          7.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.57             0   $         0         0.50%         18.5%
12/31/2016          1.32             0             0         0.50%         14.6%
12/31/2015          1.15             0             0         0.50%         -2.9%
12/31/2014          1.19             0             0         0.50%         11.0%
12/31/2013          1.07             0             0         0.50%          7.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.58             0   $         0         0.25%         18.8%
12/31/2016          1.33             0             0         0.25%         14.8%
12/31/2015          1.16             0             0         0.25%         -2.6%
12/31/2014          1.19             0             0         0.25%         11.3%
12/31/2013          1.07             0             0         0.25%          7.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.60             0   $         0         0.00%         19.1%
12/31/2016          1.34             0             0         0.00%         15.1%
12/31/2015          1.17             0             0         0.00%         -2.4%
12/31/2014          1.20             0             0         0.00%         11.6%
12/31/2013          1.07             0             0         0.00%          7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.8%
    2013        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             LORD ABBETT DEVELOPING GROWTH FUND A CLASS - 544006109

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      161,881   $       138,525            6,918
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (535)
                                     ---------------
Net assets                           $      161,346
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       161,346          91,946  $         1.75
Band 100                                        --              --            1.78
Band 75                                         --              --            1.81
Band 50                                         --              --            1.84
Band 25                                         --              --            1.87
Band 0                                          --              --            1.90
                                   ---------------  --------------
 Total                             $       161,346          91,946
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (2,606)
                                                                            -----------------
Net investment income (loss)                                                          (2,606)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (490,058)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 764,036
                                                                            -----------------
Net gain (loss)                                                                      273,978
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        271,372
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,606)  $         (4,206)
Net realized gain (loss)                                         (490,058)          (206,858)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              764,036            128,819
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 271,372            (82,245)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          242,464            622,292
Cost of units redeemed                                         (3,677,524)          (740,502)
Account charges                                                    (2,684)            (8,677)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,437,744)          (126,887)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,166,372)          (209,132)
Net assets, beginning                                           3,327,718          3,536,850
                                                         -----------------  -----------------
Net assets, ending                                       $        161,346   $      3,327,718
                                                         =================  =================

Units sold                                                        156,925            457,651
Units redeemed                                                 (2,349,435)          (537,369)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,192,510)           (79,718)
Units outstanding, beginning                                    2,284,456          2,364,174
                                                         -----------------  -----------------
Units outstanding, ending                                          91,946          2,284,456
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     10,252,630
Cost of units redeemed/account charges                                           (11,568,623)
Net investment income (loss)                                                         (30,178)
Net realized gain (loss)                                                            (395,940)
Realized gain distributions                                                        1,880,101
Net change in unrealized appreciation (depreciation)                                  23,356
                                                                            -----------------
Net assets                                                                  $        161,346
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.75            92   $       161         1.25%         28.3%
12/31/2016          1.37           203           278         1.25%         -3.9%
12/31/2015          1.42           290           413         1.25%        -10.0%
12/31/2014          1.58           360           570         1.25%          2.0%
12/31/2013          1.55           346           537         1.25%         55.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78             0   $         0         1.00%         28.6%
12/31/2016          1.39             0             0         1.00%         -3.7%
12/31/2015          1.44             0             0         1.00%         -9.8%
12/31/2014          1.60             0             0         1.00%          2.2%
12/31/2013          1.56             0             0         1.00%         55.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.81             0   $         0         0.75%         28.9%
12/31/2016          1.41             0             0         0.75%         -3.4%
12/31/2015          1.46             0             0         0.75%         -9.6%
12/31/2014          1.61             0             0         0.75%          2.5%
12/31/2013          1.57             0             0         0.75%         56.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.84             0   $         0         0.50%         29.3%
12/31/2016          1.43             0             0         0.50%         -3.2%
12/31/2015          1.47             0             0         0.50%         -9.3%
12/31/2014          1.62             0             0         0.50%          2.7%
12/31/2013          1.58             0             0         0.50%         56.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.87             0   $         0         0.25%         29.6%
12/31/2016          1.45             0             0         0.25%         -3.0%
12/31/2015          1.49             0             0         0.25%         -9.1%
12/31/2014          1.64             0             0         0.25%          3.0%
12/31/2013          1.59             0             0         0.25%         56.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90             0   $         0         0.00%         29.9%
12/31/2016          1.47         2,082         3,050         0.00%         -2.7%
12/31/2015          1.51         2,074         3,124         0.00%         -8.9%
12/31/2014          1.65         1,906         3,152         0.00%          3.3%
12/31/2013          1.60         2,271         3,637         0.00%         57.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             LORD ABBETT DEVELOPING GROWTH FUND P CLASS - 544006406

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,733,156   $     1,702,561           76,580
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (904)
                                     ---------------
Net assets                           $    1,732,252
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      857,426         272,750  $          3.14
Band 100                                   549,247         169,110             3.25
Band 75                                         --              --             3.36
Band 50                                         --              --             3.47
Band 25                                         --              --             3.58
Band 0                                     325,579          87,987             3.70
                                    --------------  --------------
 Total                              $    1,732,252         529,847
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (14,978)
                                                                             -----------------
Net investment income (loss)                                                          (14,978)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (81,657)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  512,721
                                                                             -----------------
Net gain (loss)                                                                       431,064
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        416,086
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (14,978)  $        (15,515)
Net realized gain (loss)                                          (81,657)          (192,069)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              512,721            123,708
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 416,086            (83,876)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          143,201            165,116
Cost of units redeemed                                           (482,081)          (507,062)
Account charges                                                      (225)              (356)
                                                         -----------------  -----------------
Increase (decrease)                                              (339,105)          (342,302)
                                                         -----------------  -----------------
Net increase (decrease)                                            76,981           (426,178)
Net assets, beginning                                           1,655,271          2,081,449
                                                         -----------------  -----------------
Net assets, ending                                       $      1,732,252   $      1,655,271
                                                         =================  =================

Units sold                                                         48,369             67,486
Units redeemed                                                   (166,428)          (207,804)
                                                         -----------------  -----------------
Net increase (decrease)                                          (118,059)          (140,318)
Units outstanding, beginning                                      647,906            788,224
                                                         -----------------  -----------------
Units outstanding, ending                                         529,847            647,906
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $      7,022,916
Cost of units redeemed/account charges                                              (6,636,510)
Net investment income (loss)                                                           (98,888)
Net realized gain (loss)                                                                (1,170)
Realized gain distributions                                                          1,415,309
Net change in unrealized appreciation (depreciation)                                    30,595
                                                                              -----------------
Net assets                                                                    $      1,732,252
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.14           273   $       857         1.25%         28.3%
12/31/2016          2.45           311           761         1.25%         -3.9%
12/31/2015          2.55           348           887         1.25%        -10.0%
12/31/2014          2.83           489         1,385         1.25%          2.0%
12/31/2013          2.78           922         2,561         1.25%         55.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.25           169   $       549         1.00%         28.6%
12/31/2016          2.52           205           518         1.00%         -3.6%
12/31/2015          2.62           307           804         1.00%         -9.8%
12/31/2014          2.90           293           850         1.00%          2.2%
12/31/2013          2.84            38           108         1.00%         55.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.36             0   $         0         0.75%         29.0%
12/31/2016          2.60             0             0         0.75%         -3.4%
12/31/2015          2.69             0             0         0.75%         -9.6%
12/31/2014          2.98             0             0         0.75%          2.5%
12/31/2013          2.91             0             0         0.75%         56.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.47             0   $         0         0.50%         29.3%
12/31/2016          2.68             0             0         0.50%         -3.2%
12/31/2015          2.77             0             0         0.50%         -9.3%
12/31/2014          3.05             0             0         0.50%          2.8%
12/31/2013          2.97             0             0         0.50%         56.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.58             0   $         0         0.25%         29.6%
12/31/2016          2.76             0             0         0.25%         -2.9%
12/31/2015          2.85             0             0         0.25%         -9.1%
12/31/2014          3.13             0             0         0.25%          3.0%
12/31/2013          3.04             0             0         0.25%         56.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.70            88   $       326         0.00%         29.9%
12/31/2016          2.85           132           376         0.00%         -2.7%
12/31/2015          2.93           133           390         0.00%         -8.9%
12/31/2014          3.21           122           391         0.00%          3.3%
12/31/2013          3.11           116           361         0.00%         57.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            LORD ABBETT DEVELOPING GROWTH FUND R3 CLASS - 544006802

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       663,034   $       595,754           28,908
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (6,819)
                                     ----------------
Net assets                           $       656,215
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       616,057         325,461  $         1.89
Band 100                                    40,158          20,685            1.94
Band 75                                         --              --            1.99
Band 50                                         --              --            2.04
Band 25                                         --              --            2.09
Band 0                                          --              --            2.15
                                   ---------------  --------------
 Total                             $       656,215         346,146
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (17,534)
                                                                             -----------------
Net investment income (loss)                                                          (17,534)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (78,106)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  406,538
                                                                             -----------------
Net gain (loss)                                                                       328,432
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        310,898
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (17,534)  $        (19,860)
Net realized gain (loss)                                          (78,106)           (98,370)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              406,538             56,304
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 310,898            (61,926)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          284,647            389,312
Cost of units redeemed                                         (1,566,410)          (376,238)
Account charges                                                    (2,232)            (3,176)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,283,995)             9,898
                                                         -----------------  -----------------
Net increase (decrease)                                          (973,097)           (52,028)
Net assets, beginning                                           1,629,312          1,681,340
                                                         -----------------  -----------------
Net assets, ending                                       $        656,215   $      1,629,312
                                                         =================  =================

Units sold                                                        173,716            278,095
Units redeemed                                                   (929,172)          (265,638)
                                                         -----------------  -----------------
Net increase (decrease)                                          (755,456)            12,457
Units outstanding, beginning                                    1,101,602          1,089,145
                                                         -----------------  -----------------
Units outstanding, ending                                         346,146          1,101,602
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     6,842,145
Cost of units redeemed/account charges                                           (7,411,120)
Net investment income (loss)                                                       (160,148)
Net realized gain (loss)                                                            140,348
Realized gain distributions                                                       1,177,710
Net change in unrealized appreciation (depreciation)                                 67,280
                                                                            ----------------
Net assets                                                                  $       656,215
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89           325   $       616         1.25%         28.0%
12/31/2016          1.48         1,081         1,598         1.25%         -4.2%
12/31/2015          1.54         1,068         1,649         1.25%        -10.2%
12/31/2014          1.72         1,328         2,282         1.25%          1.8%
12/31/2013          1.69         1,445         2,440         1.25%         55.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94            21   $        40         1.00%         28.4%
12/31/2016          1.51            21            31         1.00%         -4.0%
12/31/2015          1.57            21            33         1.00%        -10.0%
12/31/2014          1.75            21            36         1.00%          2.1%
12/31/2013          1.71            21            35         1.00%         55.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.99             0   $         0         0.75%         28.7%
12/31/2016          1.55             0             0         0.75%         -3.7%
12/31/2015          1.61             0             0         0.75%         -9.8%
12/31/2014          1.78             0             0         0.75%          2.3%
12/31/2013          1.74             0             0         0.75%         55.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.04             0   $         0         0.50%         29.0%
12/31/2016          1.58             0             0         0.50%         -3.5%
12/31/2015          1.64             0             0         0.50%         -9.6%
12/31/2014          1.81             0             0         0.50%          2.6%
12/31/2013          1.77             0             0         0.50%         56.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.09             0   $         0         0.25%         29.3%
12/31/2016          1.62             0             0         0.25%         -3.2%
12/31/2015          1.67             0             0         0.25%         -9.3%
12/31/2014          1.85             0             0         0.25%          2.8%
12/31/2013          1.80             0             0         0.25%         56.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.15             0   $         0         0.00%         29.6%
12/31/2016          1.66             0             0         0.00%         -3.0%
12/31/2015          1.71             0             0         0.00%         -9.1%
12/31/2014          1.88             0             0         0.00%          3.1%
12/31/2013          1.82             0             0         0.00%         57.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            LORD ABBETT FUNDAMENTAL EQUITY FUND R3 CLASS - 543915540

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         47,542  $        45,018            3,736
                                                       ===============  ===============
Receivables: investments sold                      19
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         47,561
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       47,561          27,239  $          1.75
Band 100                                        --              --             1.77
Band 75                                         --              --             1.80
Band 50                                         --              --             1.83
Band 25                                         --              --             1.86
Band 0                                          --              --             1.89
                                    --------------  --------------
 Total                              $       47,561          27,239
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            454
Mortality & expense charges                                                              (508)
                                                                             -----------------
Net investment income (loss)                                                              (54)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  165
Realized gain distributions                                                             4,628
Net change in unrealized appreciation (depreciation)                                     (239)
                                                                             -----------------
Net gain (loss)                                                                         4,554
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          4,500
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (54)  $           (699)
Net realized gain (loss)                                              165            (20,877)
Realized gain distributions                                         4,628              1,209
Net change in unrealized appreciation (depreciation)                 (239)            25,690
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   4,500              5,323
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            9,715             25,676
Cost of units redeemed                                             (1,975)          (216,305)
Account charges                                                        (4)               (20)
                                                         -----------------  -----------------
Increase (decrease)                                                 7,736           (190,649)
                                                         -----------------  -----------------
Net increase (decrease)                                            12,236           (185,326)
Net assets, beginning                                              35,325            220,651
                                                         -----------------  -----------------
Net assets, ending                                       $         47,561   $         35,325
                                                         =================  =================

Units sold                                                          5,963             18,832
Units redeemed                                                     (1,229)          (156,705)
                                                         -----------------  -----------------
Net increase (decrease)                                             4,734           (137,873)
Units outstanding, beginning                                       22,505            160,378
                                                         -----------------  -----------------
Units outstanding, ending                                          27,239             22,505
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,642,977
Cost of units redeemed/account charges                                            (2,935,910)
Net investment income (loss)                                                         (18,485)
Net realized gain (loss)                                                            (130,279)
Realized gain distributions                                                          486,734
Net change in unrealized appreciation (depreciation)                                   2,524
                                                                            -----------------
Net assets                                                                  $         47,561
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.75            27   $        48         1.25%         11.2%
12/31/2016          1.57            23            35         1.25%         14.1%
12/31/2015          1.38           160           221         1.25%         -4.6%
12/31/2014          1.44           500           722         1.25%          5.4%
12/31/2013          1.37           790         1,080         1.25%         34.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77             0   $         0         1.00%         11.5%
12/31/2016          1.59             0             0         1.00%         14.4%
12/31/2015          1.39             0             0         1.00%         -4.4%
12/31/2014          1.45             0             0         1.00%          5.7%
12/31/2013          1.38             0             0         1.00%         35.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80             0   $         0         0.75%         11.8%
12/31/2016          1.61             0             0         0.75%         14.7%
12/31/2015          1.41             0             0         0.75%         -4.1%
12/31/2014          1.47             0             0         0.75%          5.9%
12/31/2013          1.39             0             0         0.75%         35.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.83             0   $         0         0.50%         12.1%
12/31/2016          1.64             0             0         0.50%         14.9%
12/31/2015          1.42             0             0         0.50%         -3.9%
12/31/2014          1.48             0             0         0.50%          6.2%
12/31/2013          1.39             0             0         0.50%         35.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.86             0   $         0         0.25%         12.4%
12/31/2016          1.66             0             0         0.25%         15.2%
12/31/2015          1.44             0             0         0.25%         -3.6%
12/31/2014          1.49             0             0         0.25%          6.5%
12/31/2013          1.40             0             0         0.25%         36.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89             0   $         0         0.00%         12.6%
12/31/2016          1.68             0             0         0.00%         15.5%
12/31/2015          1.46             0             0         0.00%         -3.4%
12/31/2014          1.51           201           304         0.00%          6.7%
12/31/2013          1.41           328           464         0.00%         36.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        0.3%
    2015        0.9%
    2014        0.4%
    2013        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      LORD ABBETT FUNDAMENTAL EQUITY FUND A CLASS - 543915862 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.77
Band 100                                        --              --            1.80
Band 75                                         --              --            1.83
Band 50                                         --              --            1.86
Band 25                                         --              --            1.89
Band 0                                          --              --            1.92
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        316,691
Cost of units redeemed/account charges                                               (335,150)
Net investment income (loss)                                                           (1,523)
Net realized gain (loss)                                                              (29,216)
Realized gain distributions                                                            49,198
Net change in unrealized appreciation (depreciation)                                       --
                                                                             -----------------
Net assets                                                                   $             --
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77             0   $         0         1.25%         11.6%
12/31/2016          1.59             0             0         1.25%         14.3%
12/31/2015          1.39             0             0         1.25%         -4.3%
12/31/2014          1.45           132           191         1.25%          5.6%
12/31/2013          1.37           115           158         1.25%         34.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80             0   $         0         1.00%         11.8%
12/31/2016          1.61             0             0         1.00%         14.6%
12/31/2015          1.40             0             0         1.00%         -4.1%
12/31/2014          1.46             0             0         1.00%          5.9%
12/31/2013          1.38             0             0         1.00%         35.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.83             0   $         0         0.75%         12.1%
12/31/2016          1.63             0             0         0.75%         14.9%
12/31/2015          1.42             0             0         0.75%         -3.9%
12/31/2014          1.48             0             0         0.75%          6.1%
12/31/2013          1.39             0             0         0.75%         35.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.86             0   $         0         0.50%         12.4%
12/31/2016          1.65             0             0         0.50%         15.2%
12/31/2015          1.44             0             0         0.50%         -3.6%
12/31/2014          1.49             0             0         0.50%          6.4%
12/31/2013          1.40             0             0         0.50%         35.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89             0   $         0         0.25%         12.7%
12/31/2016          1.68             0             0         0.25%         15.5%
12/31/2015          1.45             0             0         0.25%         -3.4%
12/31/2014          1.50             0             0         0.25%          6.7%
12/31/2013          1.41             0             0         0.25%         36.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.92             0   $         0         0.00%         13.0%
12/31/2016          1.70             0             0         0.00%         15.7%
12/31/2015          1.47             0             0         0.00%         -3.1%
12/31/2014          1.52             0             0         0.00%          6.9%
12/31/2013          1.42             0             0         0.00%         36.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.7%
    2013        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     LORD ABBETT GROWTH OPPORTUNITIES FUND A CLASS - 54400R103 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.69
Band 100                                        --              --            1.71
Band 75                                         --              --            1.74
Band 50                                         --              --            1.77
Band 25                                         --              --            1.80
Band 0                                          --              --            1.83
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.69             0   $         0         1.25%         21.3%
12/31/2016          1.39             0             0         1.25%         -0.2%
12/31/2015          1.39             0             0         1.25%          1.4%
12/31/2014          1.37             0             0         1.25%          5.0%
12/31/2013          1.31             0             0         1.25%         35.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.71             0   $         0         1.00%         21.6%
12/31/2016          1.41             0             0         1.00%          0.0%
12/31/2015          1.41             0             0         1.00%          1.7%
12/31/2014          1.39             0             0         1.00%          5.3%
12/31/2013          1.32             0             0         1.00%         35.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.74             0   $         0         0.75%         21.9%
12/31/2016          1.43             0             0         0.75%          0.3%
12/31/2015          1.42             0             0         0.75%          1.9%
12/31/2014          1.40             0             0         0.75%          5.5%
12/31/2013          1.32             0             0         0.75%         36.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77             0   $         0         0.50%         22.2%
12/31/2016          1.45             0             0         0.50%          0.5%
12/31/2015          1.44             0             0         0.50%          2.2%
12/31/2014          1.41             0             0         0.50%          5.8%
12/31/2013          1.33             0             0         0.50%         36.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80             0   $         0         0.25%         22.5%
12/31/2016          1.47             0             0         0.25%          0.8%
12/31/2015          1.46             0             0         0.25%          2.4%
12/31/2014          1.42             0             0         0.25%          6.1%
12/31/2013          1.34             0             0         0.25%         36.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.83             0   $         0         0.00%         22.8%
12/31/2016          1.49             0             0         0.00%          1.0%
12/31/2015          1.47             0             0         0.00%          2.7%
12/31/2014          1.43             0             0         0.00%          6.3%
12/31/2013          1.35             0             0         0.00%         37.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           LORD ABBETT GROWTH OPPORTUNITIES FUND P CLASS - 54400R509

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      120,594   $       125,253            6,053
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (243)
                                     ---------------
Net assets                           $      120,351
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $        65,140          26,436  $         2.46
Band 100                                    55,211          21,688            2.55
Band 75                                         --              --            2.63
Band 50                                         --              --            2.72
Band 25                                         --              --            2.81
Band 0                                          --              --            2.90
                                   ---------------  --------------
 Total                             $       120,351          48,124
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                             (1,324)
                                                                              -----------------
Net investment income (loss)                                                            (1,324)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,632)
Realized gain distributions                                                             10,263
Net change in unrealized appreciation (depreciation)                                    15,470
                                                                              -----------------
Net gain (loss)                                                                         24,101
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         22,777
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (1,324)  $          (1,483)
Net realized gain (loss)                                            (1,632)             (7,610)
Realized gain distributions                                         10,263               3,705
Net change in unrealized appreciation (depreciation)                15,470               4,602
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                   22,777                (786)
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                             5,816                  --
Cost of units redeemed                                             (24,405)            (37,802)
Account charges                                                        (13)                (12)
                                                          -----------------  ------------------
Increase (decrease)                                                (18,602)            (37,814)
                                                          -----------------  ------------------
Net increase (decrease)                                              4,175             (38,600)
Net assets, beginning                                              116,176             154,776
                                                          -----------------  ------------------
Net assets, ending                                        $        120,351   $         116,176
                                                          =================  ==================

Units sold                                                           2,533                   0
Units redeemed                                                     (10,681)            (18,490)
                                                          -----------------  ------------------
Net increase (decrease)                                             (8,148)            (18,490)
Units outstanding, beginning                                        56,272              74,762
                                                          -----------------  ------------------
Units outstanding, ending                                           48,124              56,272
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        496,682
Cost of units redeemed/account charges                                              (501,842)
Net investment income (loss)                                                         (15,783)
Net realized gain (loss)                                                              28,905
Realized gain distributions                                                          117,048
Net change in unrealized appreciation (depreciation)                                  (4,659)
                                                                            -----------------
Net assets                                                                  $        120,351
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.46            26   $        65         1.25%         21.1%
12/31/2016          2.03            29            59         1.25%         -0.4%
12/31/2015          2.04            39            79         1.25%          1.2%
12/31/2014          2.02            79           160         1.25%          4.8%
12/31/2013          1.93           100           192         1.25%         35.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.55            22   $        55         1.00%         21.4%
12/31/2016          2.10            27            57         1.00%         -0.2%
12/31/2015          2.10            36            76         1.00%          1.4%
12/31/2014          2.07            25            53         1.00%          5.1%
12/31/2013          1.97             0             0         1.00%         35.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.63             0   $         0         0.75%         21.7%
12/31/2016          2.16             0             0         0.75%          0.1%
12/31/2015          2.16             0             0         0.75%          1.7%
12/31/2014          2.12             0             0         0.75%          5.3%
12/31/2013          2.02             0             0         0.75%         36.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.72             0   $         0         0.50%         22.0%
12/31/2016          2.23             0             0         0.50%          0.3%
12/31/2015          2.22             0             0         0.50%          2.0%
12/31/2014          2.18             0             0         0.50%          5.6%
12/31/2013          2.06             0             0         0.50%         36.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.81             0   $         0         0.25%         22.3%
12/31/2016          2.29             0             0         0.25%          0.6%
12/31/2015          2.28             0             0         0.25%          2.2%
12/31/2014          2.23             0             0         0.25%          5.8%
12/31/2013          2.11             0             0         0.25%         36.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.90             0   $         0         0.00%         22.6%
12/31/2016          2.36             0             0         0.00%          0.8%
12/31/2015          2.35             0             0         0.00%          2.5%
12/31/2014          2.29             0             0         0.00%          6.1%
12/31/2013          2.16             0             0         0.00%         37.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           LORD ABBETT GROWTH OPPORTUNITIES FUND R3 CLASS - 54400R806

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      300,048   $       294,230           15,136
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (348)
                                     ---------------
Net assets                           $      299,700
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       299,700         160,669  $         1.87
Band 100                                        --              --            1.91
Band 75                                         --              --            1.96
Band 50                                         --              --            2.01
Band 25                                         --              --            2.06
Band 0                                          --              --            2.12
                                   ---------------  --------------
 Total                             $       299,700         160,669
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $              --
Mortality & expense charges                                                             (3,334)
                                                                             ------------------
Net investment income (loss)                                                            (3,334)
                                                                             ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (871)
Realized gain distributions                                                             25,349
Net change in unrealized appreciation (depreciation)                                    29,425
                                                                             ------------------
Net gain (loss)                                                                         53,903
                                                                             ------------------

Increase (decrease) in net assets from operations                            $          50,569
                                                                             ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (3,334)  $         (2,205)
Net realized gain (loss)                                              (871)            (3,662)
Realized gain distributions                                         25,349              7,795
Net change in unrealized appreciation (depreciation)                29,425             (6,015)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   50,569             (4,087)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            39,385            124,350
Cost of units redeemed                                             (37,129)           (21,905)
Account charges                                                        (21)               (15)
                                                          -----------------  -----------------
Increase (decrease)                                                  2,235            102,430
                                                          -----------------  -----------------
Net increase (decrease)                                             52,804             98,343
Net assets, beginning                                              246,896            148,553
                                                          -----------------  -----------------
Net assets, ending                                        $        299,700   $        246,896
                                                          =================  =================

Units sold                                                          22,881             78,891
Units redeemed                                                     (22,386)           (14,524)
                                                          -----------------  -----------------
Net increase (decrease)                                                495             64,367
Units outstanding, beginning                                       160,174             95,807
                                                          -----------------  -----------------
Units outstanding, ending                                          160,669            160,174
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,731,158
Cost of units redeemed/account charges                                            (1,614,078)
Net investment income (loss)                                                         (19,272)
Net realized gain (loss)                                                              58,659
Realized gain distributions                                                          137,415
Net change in unrealized appreciation (depreciation)                                   5,818
                                                                            -----------------
Net assets                                                                  $        299,700
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.87           161   $       300         1.25%         21.0%
12/31/2016          1.54           160           247         1.25%         -0.5%
12/31/2015          1.55            95           147         1.25%          1.2%
12/31/2014          1.53           205           314         1.25%          4.8%
12/31/2013          1.46           104           152         1.25%         35.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91             0   $         0         1.00%         21.3%
12/31/2016          1.58             0             0         1.00%         -0.2%
12/31/2015          1.58             0             0         1.00%          1.4%
12/31/2014          1.56             0             0         1.00%          5.0%
12/31/2013          1.48             0             0         1.00%         35.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.96             0   $         0         0.75%         21.6%
12/31/2016          1.61             0             0         0.75%          0.0%
12/31/2015          1.61             0             0         0.75%          1.7%
12/31/2014          1.59             0             0         0.75%          5.3%
12/31/2013          1.51             0             0         0.75%         36.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01             0   $         0         0.50%         21.9%
12/31/2016          1.65             0             0         0.50%          0.3%
12/31/2015          1.65             0             0         0.50%          1.9%
12/31/2014          1.62             0             0         0.50%          5.5%
12/31/2013          1.53             0             0         0.50%         36.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.06             0   $         0         0.25%         22.2%
12/31/2016          1.69             0             0         0.25%          0.5%
12/31/2015          1.68             0             0         0.25%          2.2%
12/31/2014          1.64             0             0         0.25%          5.8%
12/31/2013          1.55             0             0         0.25%         36.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.12             0   $         0         0.00%         22.5%
12/31/2016          1.73             0             0         0.00%          0.8%
12/31/2015          1.71             1             2         0.00%          2.4%
12/31/2014          1.67             0             1         0.00%          6.1%
12/31/2013          1.58             0             0         0.00%         37.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                LORD ABBETT HIGH YIELD FUND A CLASS - 54400N102

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        184,380  $       173,862           24,198
                                                       ===============  ===============
Receivables: investments sold                   1,945
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        186,325
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       186,325         162,805  $         1.14
Band 100                                        --              --            1.15
Band 75                                         --              --            1.16
Band 50                                         --              --            1.18
Band 25                                         --              --            1.19
Band 0                                          --              --            1.20
                                   ---------------  --------------
 Total                             $       186,325         162,805
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         10,230
Mortality & expense charges                                                           (2,260)
                                                                            -----------------
Net investment income (loss)                                                           7,970
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              20,070
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (12,915)
                                                                            -----------------
Net gain (loss)                                                                        7,155
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         15,125
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          7,970   $         15,814
Net realized gain (loss)                                           20,070               (237)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (12,915)            30,271
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  15,125             45,848
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           39,471            335,713
Cost of units redeemed                                           (314,964)           (66,522)
Account charges                                                      (201)              (304)
                                                         -----------------  -----------------
Increase (decrease)                                              (275,694)           268,887
                                                         -----------------  -----------------
Net increase (decrease)                                          (260,569)           314,735
Net assets, beginning                                             446,894            132,159
                                                         -----------------  -----------------
Net assets, ending                                       $        186,325   $        446,894
                                                         =================  =================

Units sold                                                         35,421            342,765
Units redeemed                                                   (291,069)           (65,949)
                                                         -----------------  -----------------
Net increase (decrease)                                          (255,648)           276,816
Units outstanding, beginning                                      418,453            141,637
                                                         -----------------  -----------------
Units outstanding, ending                                         162,805            418,453
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        569,901
Cost of units redeemed/account charges                                              (437,492)
Net investment income (loss)                                                          26,565
Net realized gain (loss)                                                              16,549
Realized gain distributions                                                              284
Net change in unrealized appreciation (depreciation)                                  10,518
                                                                            -----------------
Net assets                                                                  $        186,325
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14           163   $       186         1.25%          7.2%
12/31/2016          1.07           418           447         1.25%         14.5%
12/31/2015          0.93           142           132         1.25%         -3.5%
12/31/2014          0.97            14            13         1.25%         -3.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         1.00%          7.4%
12/31/2016          1.07             0             0         1.00%         14.7%
12/31/2015          0.94             0             0         1.00%         -3.3%
12/31/2014          0.97             0             0         1.00%         -3.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.75%          7.7%
12/31/2016          1.08             0             0         0.75%         15.0%
12/31/2015          0.94             0             0         0.75%         -3.0%
12/31/2014          0.97             0             0         0.75%         -3.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.50%          8.0%
12/31/2016          1.09             0             0         0.50%         15.3%
12/31/2015          0.94             0             0         0.50%         -2.8%
12/31/2014          0.97             0             0         0.50%         -2.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.25%          8.2%
12/31/2016          1.10             0             0         0.25%         15.6%
12/31/2015          0.95             0             0         0.25%         -2.5%
12/31/2014          0.97             0             0         0.25%         -2.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.00%          8.5%
12/31/2016          1.10             0             0         0.00%         15.9%
12/31/2015          0.95             0             0         0.00%         -2.3%
12/31/2014          0.97             0             0         0.00%         -2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.2%
    2016        6.9%
    2015        4.8%
    2014        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                LORD ABBETT HIGH YIELD FUND R3 CLASS - 54400N706

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        271,350  $       265,467           35,311
                                                       ===============  ===============
Receivables: investments sold                   2,314
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        273,664
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       273,664         241,154  $         1.13
Band 100                                        --              --            1.14
Band 75                                         --              --            1.15
Band 50                                         --              --            1.17
Band 25                                         --              --            1.18
Band 0                                          --              --            1.19
                                   ---------------  --------------
 Total                             $       273,664         241,154
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         14,668
Mortality & expense charges                                                           (3,390)
                                                                            -----------------
Net investment income (loss)                                                          11,278
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              28,002
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (20,144)
                                                                            -----------------
Net gain (loss)                                                                        7,858
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         19,136
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         11,278   $         12,510
Net realized gain (loss)                                           28,002               (538)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (20,144)            25,773
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  19,136             37,745
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          222,598            170,116
Cost of units redeemed                                           (248,350)          (182,343)
Account charges                                                    (1,022)            (1,080)
                                                         -----------------  -----------------
Increase (decrease)                                               (26,774)           (13,307)
                                                         -----------------  -----------------
Net increase (decrease)                                            (7,638)            24,438
Net assets, beginning                                             281,302            256,864
                                                         -----------------  -----------------
Net assets, ending                                       $        273,664   $        281,302
                                                         =================  =================

Units sold                                                        200,735            183,790
Units redeemed                                                   (224,412)          (195,209)
                                                         -----------------  -----------------
Net increase (decrease)                                           (23,677)           (11,419)
Units outstanding, beginning                                      264,831            276,250
                                                         -----------------  -----------------
Units outstanding, ending                                         241,154            264,831
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        653,076
Cost of units redeemed/account charges                                              (436,960)
Net investment income (loss)                                                          24,207
Net realized gain (loss)                                                              27,458
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                   5,883
                                                                            -----------------
Net assets                                                                  $        273,664
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13           241   $       274         1.25%          6.8%
12/31/2016          1.06           265           281         1.25%         14.2%
12/31/2015          0.93           276           257         1.25%         -3.7%
12/31/2014          0.97             0             0         1.25%         -3.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         1.00%          7.1%
12/31/2016          1.07             0             0         1.00%         14.5%
12/31/2015          0.93             0             0         1.00%         -3.5%
12/31/2014          0.97             0             0         1.00%         -3.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.75%          7.4%
12/31/2016          1.08             0             0         0.75%         14.8%
12/31/2015          0.94             0             0         0.75%         -3.2%
12/31/2014          0.97             0             0         0.75%         -3.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.50%          7.6%
12/31/2016          1.08             0             0         0.50%         15.1%
12/31/2015          0.94             0             0         0.50%         -3.0%
12/31/2014          0.97             0             0         0.50%         -3.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.25%          7.9%
12/31/2016          1.09             0             0         0.25%         15.4%
12/31/2015          0.94             0             0         0.25%         -2.8%
12/31/2014          0.97             0             0         0.25%         -2.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.00%          8.2%
12/31/2016          1.10             0             0         0.00%         15.7%
12/31/2015          0.95             0             0         0.00%         -2.5%
12/31/2014          0.97             0             0         0.00%         -2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.3%
    2016        5.9%
    2015        0.4%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               LORD ABBETT MID CAP STOCK FUND P CLASS - 543919401

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         18,723  $        16,924              646
                                                       ===============  ===============
Receivables: investments sold                      22
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         18,745
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  ---------------
Band 125                            $       18,745            9,654  $          1.94
Band 100                                        --               --             2.01
Band 75                                         --               --             2.07
Band 50                                         --               --             2.14
Band 25                                         --               --             2.21
Band 0                                          --               --             2.29
                                    --------------  ---------------
 Total                              $       18,745            9,654
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            129
Mortality & expense charges                                                              (222)
                                                                             -----------------
Net investment income (loss)                                                              (93)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  817
Realized gain distributions                                                               331
Net change in unrealized appreciation (depreciation)                                      (90)
                                                                             -----------------
Net gain (loss)                                                                         1,058
                                                                             -----------------

Increase (decrease) in net assets from operations                            $            965
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (93)  $           (110)
Net realized gain (loss)                                              817                822
Realized gain distributions                                           331                 --
Net change in unrealized appreciation (depreciation)                  (90)             1,824
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                     965              2,536
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            6,233              8,528
Cost of units redeemed                                             (5,461)            (6,857)
Account charges                                                       (44)               (63)
                                                         -----------------  -----------------
Increase (decrease)                                                   728              1,608
                                                         -----------------  -----------------
Net increase (decrease)                                             1,693              4,144
Net assets, beginning                                              17,052             12,908
                                                         -----------------  -----------------
Net assets, ending                                       $         18,745   $         17,052
                                                         =================  =================

Units sold                                                          3,290              5,124
Units redeemed                                                     (2,902)            (3,918)
                                                         -----------------  -----------------
Net increase (decrease)                                               388              1,206
Units outstanding, beginning                                        9,266              8,060
                                                         -----------------  -----------------
Units outstanding, ending                                           9,654              9,266
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        157,961
Cost of units redeemed/account charges                                              (161,689)
Net investment income (loss)                                                          (1,633)
Net realized gain (loss)                                                              19,441
Realized gain distributions                                                            2,866
Net change in unrealized appreciation (depreciation)                                   1,799
                                                                            -----------------
Net assets                                                                  $         18,745
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94            10   $        19         1.25%          5.5%
12/31/2016          1.84             9            17         1.25%         14.9%
12/31/2015          1.60             8            13         1.25%         -4.9%
12/31/2014          1.68             8            13         1.25%         10.2%
12/31/2013          1.53            41            63         1.25%         28.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01             0   $         0         1.00%          5.8%
12/31/2016          1.90             0             0         1.00%         15.2%
12/31/2015          1.65             0             0         1.00%         -4.6%
12/31/2014          1.73             0             0         1.00%         10.5%
12/31/2013          1.56             0             0         1.00%         29.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07             0   $         0         0.75%          6.0%
12/31/2016          1.95             0             0         0.75%         15.5%
12/31/2015          1.69             0             0         0.75%         -4.4%
12/31/2014          1.77             0             0         0.75%         10.8%
12/31/2013          1.60             0             0         0.75%         29.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.14             0   $         0         0.50%          6.3%
12/31/2016          2.01             0             0         0.50%         15.8%
12/31/2015          1.74             0             0         0.50%         -4.2%
12/31/2014          1.82             0             0         0.50%         11.1%
12/31/2013          1.63             0             0         0.50%         29.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.21             0   $         0         0.25%          6.6%
12/31/2016          2.08             0             0         0.25%         16.1%
12/31/2015          1.79             0             0         0.25%         -3.9%
12/31/2014          1.86             0             0         0.25%         11.4%
12/31/2013          1.67             0             0         0.25%         30.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.29             0   $         0         0.00%          6.8%
12/31/2016          2.14             0             0         0.00%         16.3%
12/31/2015          1.84             0             0         0.00%         -3.7%
12/31/2014          1.91             0             0         0.00%         11.6%
12/31/2013          1.71             0             0         0.00%         30.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        0.6%
    2015        0.6%
    2014        0.2%
    2013        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              LORD ABBETT MID CAP STOCK FUND R3 CLASS - 543919807

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       847,502  $        838,108           28,677
                                                      ================  ===============
Receivables: investments sold                    774
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       848,276
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       848,276         306,524  $         2.77
Band 100                                        --              --            2.83
Band 75                                         --              --            2.89
Band 50                                         --              --            2.95
Band 25                                         --              --            3.02
Band 0                                          --              --            3.08
                                   ---------------  --------------
 Total                             $       848,276         306,524
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          5,465
Mortality & expense charges                                                           (8,000)
                                                                            -----------------
Net investment income (loss)                                                          (2,535)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              62,403
Realized gain distributions                                                           14,754
Net change in unrealized appreciation (depreciation)                                 (49,864)
                                                                            -----------------
Net gain (loss)                                                                       27,293
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         24,758
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,535)  $         (1,160)
Net realized gain (loss)                                           62,403              1,197
Realized gain distributions                                        14,754                 --
Net change in unrealized appreciation (depreciation)              (49,864)            21,298
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  24,758             21,335
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          823,025             12,578
Cost of units redeemed                                           (168,494)            (2,500)
Account charges                                                      (358)               (23)
                                                         -----------------  -----------------
Increase (decrease)                                               654,173             10,055
                                                         -----------------  -----------------
Net increase (decrease)                                           678,931             31,390
Net assets, beginning                                             169,345            137,955
                                                         -----------------  -----------------
Net assets, ending                                       $        848,276   $        169,345
                                                         =================  =================

Units sold                                                        304,908              5,188
Units redeemed                                                    (62,906)            (1,036)
                                                         -----------------  -----------------
Net increase (decrease)                                           242,002              4,152
Units outstanding, beginning                                       64,522             60,370
                                                         -----------------  -----------------
Units outstanding, ending                                         306,524             64,522
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,060,105
Cost of units redeemed/account charges                                              (310,390)
Net investment income (loss)                                                          (8,458)
Net realized gain (loss)                                                              82,871
Realized gain distributions                                                           14,754
Net change in unrealized appreciation (depreciation)                                   9,394
                                                                            -----------------
Net assets                                                                  $        848,276
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.77           307   $       848         1.25%          5.4%
12/31/2016          2.62            65           169         1.25%         14.9%
12/31/2015          2.29            60           138         1.25%         -5.0%
12/31/2014          2.40            59           143         1.25%         10.1%
12/31/2013          2.18            85           186         1.25%         28.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.83             0   $         0         1.00%          5.7%
12/31/2016          2.68             0             0         1.00%         15.1%
12/31/2015          2.32             0             0         1.00%         -4.7%
12/31/2014          2.44             0             0         1.00%         10.3%
12/31/2013          2.21             0             0         1.00%         28.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.89             0   $         0         0.75%          6.0%
12/31/2016          2.73             0             0         0.75%         15.4%
12/31/2015          2.36             0             0         0.75%         -4.5%
12/31/2014          2.47             0             0         0.75%         10.6%
12/31/2013          2.24             0             0         0.75%         29.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.95             0   $         0         0.50%          6.2%
12/31/2016          2.78             0             0         0.50%         15.7%
12/31/2015          2.40             0             0         0.50%         -4.2%
12/31/2014          2.51             0             0         0.50%         10.9%
12/31/2013          2.26             0             0         0.50%         29.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.02             0   $         0         0.25%          6.5%
12/31/2016          2.83             0             0         0.25%         16.0%
12/31/2015          2.44             0             0         0.25%         -4.0%
12/31/2014          2.54             0             0         0.25%         11.2%
12/31/2013          2.29             0             0         0.25%         29.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.08             0   $         0         0.00%          6.8%
12/31/2016          2.89             0             0         0.00%         16.3%
12/31/2015          2.48             0             0         0.00%         -3.8%
12/31/2014          2.58             0             0         0.00%         11.4%
12/31/2013          2.32             0             0         0.00%         30.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        0.4%
    2015        0.5%
    2014        0.3%
    2013        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             LORD ABBETT SMALL CAP VALUE FUND R3 CLASS - 543913719

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        132,938  $       162,671            6,898
                                                       ===============  ===============
Receivables: investments sold                   1,582
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        134,520
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       134,520          52,215  $         2.58
Band 100                                        --              --            2.63
Band 75                                         --              --            2.69
Band 50                                         --              --            2.75
Band 25                                         --              --            2.81
Band 0                                          --              --            2.87
                                   ---------------  --------------
 Total                             $       134,520          52,215
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                             (1,744)
                                                                              -----------------
Net investment income (loss)                                                            (1,744)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (7,256)
Realized gain distributions                                                             17,320
Net change in unrealized appreciation (depreciation)                                    (2,327)
                                                                              -----------------
Net gain (loss)                                                                          7,737
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          5,993
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (1,744)  $          (1,507)
Net realized gain (loss)                                            (7,256)             (6,586)
Realized gain distributions                                         17,320              18,118
Net change in unrealized appreciation (depreciation)                (2,327)             11,443
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                    5,993              21,468
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                            15,573              19,958
Cost of units redeemed                                             (31,378)            (14,910)
Account charges                                                         (9)                (24)
                                                          -----------------  ------------------
Increase (decrease)                                                (15,814)              5,024
                                                          -----------------  ------------------
Net increase (decrease)                                             (9,821)             26,492
Net assets, beginning                                              144,341             117,849
                                                          -----------------  ------------------
Net assets, ending                                        $        134,520   $         144,341
                                                          =================  ==================

Units sold                                                           6,294               8,759
Units redeemed                                                     (12,778)             (6,724)
                                                          -----------------  ------------------
Net increase (decrease)                                             (6,484)              2,035
Units outstanding, beginning                                        58,699              56,664
                                                          -----------------  ------------------
Units outstanding, ending                                           52,215              58,699
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        526,204
Cost of units redeemed/account charges                                              (515,252)
Net investment income (loss)                                                         (15,392)
Net realized gain (loss)                                                              15,330
Realized gain distributions                                                          153,363
Net change in unrealized appreciation (depreciation)                                 (29,733)
                                                                            -----------------
Net assets                                                                  $        134,520
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.58            52   $       135         1.25%          4.8%
12/31/2016          2.46            59           144         1.25%         18.7%
12/31/2015          2.07            54           112         1.25%         -2.6%
12/31/2014          2.13            75           159         1.25%          0.4%
12/31/2013          2.12           114           241         1.25%         31.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.63             0   $         0         1.00%          5.0%
12/31/2016          2.51             0             0         1.00%         19.0%
12/31/2015          2.11             0             0         1.00%         -2.4%
12/31/2014          2.16             0             0         1.00%          0.7%
12/31/2013          2.14             0             0         1.00%         32.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.69             0   $         0         0.75%          5.3%
12/31/2016          2.56             0             0         0.75%         19.3%
12/31/2015          2.14             0             0         0.75%         -2.1%
12/31/2014          2.19             0             0         0.75%          1.0%
12/31/2013          2.17             0             0         0.75%         32.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.75             0   $         0         0.50%          5.6%
12/31/2016          2.60             0             0         0.50%         19.6%
12/31/2015          2.18             0             0         0.50%         -1.9%
12/31/2014          2.22             0             0         0.50%          1.2%
12/31/2013          2.19             0             0         0.50%         32.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.81             0   $         0         0.25%          5.8%
12/31/2016          2.65             0             0         0.25%         19.9%
12/31/2015          2.21             0             0         0.25%         -1.6%
12/31/2014          2.25             0             0         0.25%          1.5%
12/31/2013          2.22             0             0         0.25%         33.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.87             0   $         0         0.00%          6.1%
12/31/2016          2.71             0             0         0.00%         20.2%
12/31/2015          2.25             2             5         0.00%         -1.4%
12/31/2014          2.28             0             1         0.00%          1.7%
12/31/2013          2.25             0             0         0.00%         33.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              LORD ABBETT SMALL CAP VALUE FUND P CLASS - 543913867

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         2.66
Band 100                                        --              --            2.75
Band 75                                         --              --            2.84
Band 50                                         --              --            2.93
Band 25                                         --              --            3.03
Band 0                                          --              --            3.13
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $         (2,011)
Net realized gain (loss)                                               --           (118,748)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --            115,069
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations                      --             (5,690)
                                                         ----------------   -----------------

Contract owner transactions:
Proceeds from units sold                                               --             13,593
Cost of units redeemed                                                 --           (343,815)
Account charges                                                        --                 --
                                                         ----------------   -----------------
Increase (decrease)                                                    --           (330,222)
                                                         ----------------   -----------------
Net increase (decrease)                                                --           (335,912)
Net assets, beginning                                                  --            335,912
                                                         ----------------   -----------------
Net assets, ending                                       $             --   $             --
                                                         ================   =================

Units sold                                                             --              6,471
Units redeemed                                                         --           (163,524)
                                                         ----------------   -----------------
Net increase (decrease)                                                --           (157,053)
Units outstanding, beginning                                           --            157,053
                                                         ----------------   -----------------
Units outstanding, ending                                              --                 --
                                                         ================   =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        881,687
Cost of units redeemed/account charges                                            (1,114,693)
Net investment income (loss)                                                         (34,037)
Net realized gain (loss)                                                            (103,825)
Realized gain distributions                                                          370,868
Net change in unrealized appreciation (depreciation)                                      --
                                                                            -----------------
Net assets                                                                  $             --
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.66             0   $         0         1.25%          4.8%
12/31/2016          2.54             0             0         1.25%         18.7%
12/31/2015          2.14           157           336         1.25%         -2.6%
12/31/2014          2.20           231           506         1.25%          0.5%
12/31/2013          2.18           279           610         1.25%         31.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.75             0   $         0         1.00%          5.1%
12/31/2016          2.62             0             0         1.00%         19.0%
12/31/2015          2.20             0             0         1.00%         -2.3%
12/31/2014          2.25             0             0         1.00%          0.7%
12/31/2013          2.23             0             0         1.00%         32.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.84             0   $         0         0.75%          5.3%
12/31/2016          2.70             0             0         0.75%         19.3%
12/31/2015          2.26             0             0         0.75%         -2.1%
12/31/2014          2.31             0             0         0.75%          1.0%
12/31/2013          2.29             0             0         0.75%         32.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.93             0   $         0         0.50%          5.6%
12/31/2016          2.78             0             0         0.50%         19.6%
12/31/2015          2.32             0             0         0.50%         -1.8%
12/31/2014          2.37             0             0         0.50%          1.2%
12/31/2013          2.34             0             0         0.50%         32.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.03             0   $         0         0.25%          5.8%
12/31/2016          2.86             0             0         0.25%         19.9%
12/31/2015          2.39             0             0         0.25%         -1.6%
12/31/2014          2.43             0             0         0.25%          1.5%
12/31/2013          2.39             0             0         0.25%         33.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.13             0   $         0         0.00%          6.1%
12/31/2016          2.95             0             0         0.00%         20.2%
12/31/2015          2.46             0             0         0.00%         -1.4%
12/31/2014          2.49             0             0         0.00%          1.8%
12/31/2013          2.45             0             0         0.00%         33.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
  LORD ABBETT SMALL CAP VALUE FUND INSTITUTIONAL CLASS - 543913800 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.66
Band 100                                        --              --            1.68
Band 75                                         --              --            1.70
Band 50                                         --              --            1.72
Band 25                                         --              --            1.75
Band 0                                          --              --            1.77
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.66             0   $         0         1.25%          5.3%
12/31/2016          1.57             0             0         1.25%         19.2%
12/31/2015          1.32             0             0         1.25%         -2.1%
12/31/2014          1.35             0             0         1.25%          0.9%
12/31/2013          1.34             0             0         1.25%         32.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.68             0   $         0         1.00%          5.5%
12/31/2016          1.59             0             0         1.00%         19.5%
12/31/2015          1.33             0             0         1.00%         -1.9%
12/31/2014          1.36             0             0         1.00%          1.2%
12/31/2013          1.34             0             0         1.00%         32.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.70             0   $         0         0.75%          5.8%
12/31/2016          1.61             0             0         0.75%         19.8%
12/31/2015          1.34             0             0         0.75%         -1.7%
12/31/2014          1.36             0             0         0.75%          1.4%
12/31/2013          1.35             0             0         0.75%         33.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.72             0   $         0         0.50%          6.1%
12/31/2016          1.62             0             0         0.50%         20.1%
12/31/2015          1.35             0             0         0.50%         -1.4%
12/31/2014          1.37             0             0         0.50%          1.7%
12/31/2013          1.35             0             0         0.50%         33.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.75             0   $         0         0.25%          6.3%
12/31/2016          1.64             0             0         0.25%         20.4%
12/31/2015          1.36             0             0         0.25%         -1.2%
12/31/2014          1.38             0             0         0.25%          1.9%
12/31/2013          1.35             0             0         0.25%         33.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77             0   $         0         0.00%          6.6%
12/31/2016          1.66             0             0         0.00%         20.7%
12/31/2015          1.38             0             0         0.00%         -0.9%
12/31/2014          1.39             0             0         0.00%          2.2%
12/31/2013          1.36             0             0         0.00%         34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            LORD ABBETT VALUE OPPORTUNITIES FUND A CLASS - 54400A100

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,256,793  $      1,177,567           63,116
                                                      ================  ===============
Receivables: investments sold                 11,226
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,268,019
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,268,019         568,705  $          2.23
Band 100                                        --              --             2.27
Band 75                                         --              --             2.32
Band 50                                         --              --             2.37
Band 25                                         --              --             2.42
Band 0                                          --              --             2.47
                                    --------------  --------------
 Total                              $    1,268,019         568,705
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (14,986)
                                                                             -----------------
Net investment income (loss)                                                          (14,986)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                7,485
Realized gain distributions                                                            74,446
Net change in unrealized appreciation (depreciation)                                   35,465
                                                                             -----------------
Net gain (loss)                                                                       117,396
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        102,410
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (14,986)  $        (15,893)
Net realized gain (loss)                                            7,485              5,646
Realized gain distributions                                        74,446             68,056
Net change in unrealized appreciation (depreciation)               35,465            120,371
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 102,410            178,180
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          113,697            162,430
Cost of units redeemed                                           (138,069)          (461,547)
Account charges                                                      (291)              (356)
                                                         -----------------  -----------------
Increase (decrease)                                               (24,663)          (299,473)
                                                         -----------------  -----------------
Net increase (decrease)                                            77,747           (121,293)
Net assets, beginning                                           1,190,272          1,311,565
                                                         -----------------  -----------------
Net assets, ending                                       $      1,268,019   $      1,190,272
                                                         =================  =================

Units sold                                                         55,072             87,396
Units redeemed                                                    (67,110)          (242,260)
                                                         -----------------  -----------------
Net increase (decrease)                                           (12,038)          (154,864)
Units outstanding, beginning                                      580,743            735,607
                                                         -----------------  -----------------
Units outstanding, ending                                         568,705            580,743
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     17,896,076
Cost of units redeemed/account charges                                           (19,089,467)
Net investment income (loss)                                                        (165,437)
Net realized gain (loss)                                                           1,246,986
Realized gain distributions                                                        1,300,635
Net change in unrealized appreciation (depreciation)                                  79,226
                                                                            -----------------
Net assets                                                                  $      1,268,019
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.23           569   $     1,268         1.25%          8.8%
12/31/2016          2.05           581         1,190         1.25%         15.0%
12/31/2015          1.78           736         1,312         1.25%         -4.1%
12/31/2014          1.86         1,380         2,565         1.25%          7.8%
12/31/2013          1.73         1,829         3,156         1.25%         34.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.27             0   $         0         1.00%          9.1%
12/31/2016          2.09             0             0         1.00%         15.2%
12/31/2015          1.81             0             0         1.00%         -3.8%
12/31/2014          1.88             0             0         1.00%          8.0%
12/31/2013          1.74             0             0         1.00%         34.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.32             0   $         0         0.75%          9.3%
12/31/2016          2.12             0             0         0.75%         15.5%
12/31/2015          1.84             0             0         0.75%         -3.6%
12/31/2014          1.91             0             0         0.75%          8.3%
12/31/2013          1.76             0             0         0.75%         35.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.37             0   $         0         0.50%          9.6%
12/31/2016          2.16             0             0         0.50%         15.8%
12/31/2015          1.87             0             0         0.50%         -3.4%
12/31/2014          1.93             0             0         0.50%          8.6%
12/31/2013          1.78             0             0         0.50%         35.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.42             0   $         0         0.25%          9.9%
12/31/2016          2.20             0             0         0.25%         16.1%
12/31/2015          1.89             0             0         0.25%         -3.1%
12/31/2014          1.95             0             0         0.25%          8.8%
12/31/2013          1.80             0             0         0.25%         35.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.47             0   $         0         0.00%         10.2%
12/31/2016          2.24             0             0         0.00%         16.4%
12/31/2015          1.92             0             0         0.00%         -2.9%
12/31/2014          1.98         1,340         2,652         0.00%          9.1%
12/31/2013          1.81         1,370         2,486         0.00%         36.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            LORD ABBETT VALUE OPPORTUNITIES FUND P CLASS - 54400A407

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       589,778  $        584,927           29,901
                                                      ================  ===============
Receivables: investments sold                    469
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       590,247
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       528,134         370,768  $         1.42
Band 100                                    62,113          43,122            1.44
Band 75                                         --              --            1.46
Band 50                                         --              --            1.47
Band 25                                         --              --            1.49
Band 0                                          --              --            1.51
                                   ---------------  --------------
 Total                             $       590,247         413,890
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                             (7,101)
                                                                              -----------------
Net investment income (loss)                                                            (7,101)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    16
Realized gain distributions                                                             35,486
Net change in unrealized appreciation (depreciation)                                    21,212
                                                                              -----------------
Net gain (loss)                                                                         56,714
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         49,613
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (7,101)  $         (9,207)
Net realized gain (loss)                                               16            (19,091)
Realized gain distributions                                        35,486             39,291
Net change in unrealized appreciation (depreciation)               21,212             87,483
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  49,613             98,476
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           90,536            117,134
Cost of units redeemed                                           (234,523)          (292,468)
Account charges                                                      (530)              (391)
                                                         -----------------  -----------------
Increase (decrease)                                              (144,517)          (175,725)
                                                         -----------------  -----------------
Net increase (decrease)                                           (94,904)           (77,249)
Net assets, beginning                                             685,151            762,400
                                                         -----------------  -----------------
Net assets, ending                                       $        590,247   $        685,151
                                                         =================  =================

Units sold                                                         66,875            106,397
Units redeemed                                                   (174,827)          (251,041)
                                                         -----------------  -----------------
Net increase (decrease)                                          (107,952)          (144,644)
Units outstanding, beginning                                      521,842            666,486
                                                         -----------------  -----------------
Units outstanding, ending                                         413,890            521,842
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,268,436
Cost of units redeemed/account charges                                               (947,638)
Net investment income (loss)                                                          (41,377)
Net realized gain (loss)                                                              (14,039)
Realized gain distributions                                                           320,014
Net change in unrealized appreciation (depreciation)                                    4,851
                                                                             -----------------
Net assets                                                                   $        590,247
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/12/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42           371   $       528         1.25%          8.6%
12/31/2016          1.31           477           626         1.25%         14.8%
12/31/2015          1.14           610           698         1.25%         -4.3%
12/31/2014          1.19           673           804         1.25%          7.6%
12/31/2013          1.11           733           813         1.25%         11.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44            43   $        62         1.00%          8.8%
12/31/2016          1.32            45            59         1.00%         15.0%
12/31/2015          1.15            56            65         1.00%         -4.0%
12/31/2014          1.20            30            36         1.00%          7.9%
12/31/2013          1.11             2             2         1.00%         11.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0   $         0         0.75%          9.1%
12/31/2016          1.33             0             0         0.75%         15.3%
12/31/2015          1.16             0             0         0.75%         -3.8%
12/31/2014          1.20             0             0         0.75%          8.2%
12/31/2013          1.11             0             0         0.75%         11.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.47             0   $         0         0.50%          9.4%
12/31/2016          1.35             0             0         0.50%         15.6%
12/31/2015          1.16             0             0         0.50%         -3.5%
12/31/2014          1.21             0             0         0.50%          8.4%
12/31/2013          1.11             0             0         0.50%         11.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49             0   $         0         0.25%          9.7%
12/31/2016          1.36             0             0         0.25%         15.9%
12/31/2015          1.17             0             0         0.25%         -3.3%
12/31/2014          1.21             0             0         0.25%          8.7%
12/31/2013          1.11             0             0         0.25%         11.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.51             0   $         0         0.00%          9.9%
12/31/2016          1.37             0             0         0.00%         16.2%
12/31/2015          1.18             0             0         0.00%         -3.1%
12/31/2014          1.22             0             0         0.00%          9.0%
12/31/2013          1.12            68            76         0.00%         11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           LORD ABBETT VALUE OPPORTUNITIES FUND R3 CLASS - 54400A803

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,157,530   $    1,154,082           57,925
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (26,831)
                                     ----------------
Net assets                           $     1,130,699
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      910,903         414,831  $          2.20
Band 100                                   219,796          98,106             2.24
Band 75                                         --              --             2.29
Band 50                                         --              --             2.33
Band 25                                         --              --             2.38
Band 0                                          --              --             2.43
                                    --------------  --------------
 Total                              $    1,130,699         512,937
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                            (12,126)
                                                                              -----------------
Net investment income (loss)                                                           (12,126)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,309)
Realized gain distributions                                                             70,227
Net change in unrealized appreciation (depreciation)                                    27,540
                                                                              -----------------
Net gain (loss)                                                                         96,458
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         84,332
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $        (12,126)  $        (12,235)
Net realized gain (loss)                                            (1,309)           (58,830)
Realized gain distributions                                         70,227             57,127
Net change in unrealized appreciation (depreciation)                27,540            148,412
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   84,332            134,474
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           383,123            155,651
Cost of units redeemed                                            (347,959)          (461,518)
Account charges                                                       (625)              (680)
                                                          -----------------  -----------------
Increase (decrease)                                                 34,539           (306,547)
                                                          -----------------  -----------------
Net increase (decrease)                                            118,871           (172,073)
Net assets, beginning                                            1,011,828          1,183,901
                                                          -----------------  -----------------
Net assets, ending                                        $      1,130,699   $      1,011,828
                                                          =================  =================

Units sold                                                         183,182             87,867
Units redeemed                                                    (168,334)          (258,129)
                                                          -----------------  -----------------
Net increase (decrease)                                             14,848           (170,262)
Units outstanding, beginning                                       498,089            668,351
                                                          -----------------  -----------------
Units outstanding, ending                                          512,937            498,089
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     4,070,876
Cost of units redeemed/account charges                                           (3,718,182)
Net investment income (loss)                                                       (107,079)
Net realized gain (loss)                                                            191,234
Realized gain distributions                                                         690,402
Net change in unrealized appreciation (depreciation)                                  3,448
                                                                            ----------------
Net assets                                                                  $     1,130,699
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.20           415   $       911         1.25%          8.5%
12/31/2016          2.02           390           788         1.25%         14.7%
12/31/2015          1.76           508           896         1.25%         -4.3%
12/31/2014          1.84         1,045         1,927         1.25%          7.6%
12/31/2013          1.71         1,058         1,813         1.25%         34.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.24            98   $       220         1.00%          8.8%
12/31/2016          2.06           109           224         1.00%         15.0%
12/31/2015          1.79           154           275         1.00%         -4.1%
12/31/2014          1.87           149           279         1.00%          7.9%
12/31/2013          1.73             0             0         1.00%         34.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.29             0   $         0         0.75%          9.1%
12/31/2016          2.10             0             0         0.75%         15.3%
12/31/2015          1.82             0             0         0.75%         -3.9%
12/31/2014          1.89             0             0         0.75%          8.1%
12/31/2013          1.75             0             0         0.75%         34.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.33             0   $         0         0.50%          9.3%
12/31/2016          2.13             0             0         0.50%         15.6%
12/31/2015          1.85             0             0         0.50%         -3.6%
12/31/2014          1.91             0             0         0.50%          8.4%
12/31/2013          1.77             0             0         0.50%         35.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.38             0   $         0         0.25%          9.6%
12/31/2016          2.17             0             0         0.25%         15.9%
12/31/2015          1.87             0             0         0.25%         -3.4%
12/31/2014          1.94             0             0         0.25%          8.7%
12/31/2013          1.78             0             0         0.25%         35.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.43             0   $         0         0.00%          9.9%
12/31/2016          2.21             0             0         0.00%         16.2%
12/31/2015          1.90             7            12         0.00%         -3.1%
12/31/2014          1.96            95           186         0.00%          8.9%
12/31/2013          1.80           100           179         0.00%         35.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              LORD ABBETT GROWTH LEADERS FUND I CLASS - 543915284

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         86,525  $        69,684            3,058
                                                       ===============  ===============
Receivables: investments sold                      58
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         86,583
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       86,583          61,309  $          1.41
Band 100                                        --              --             1.42
Band 75                                         --              --             1.43
Band 50                                         --              --             1.44
Band 25                                         --              --             1.45
Band 0                                          --              --             1.47
                                    --------------  --------------
 Total                              $       86,583          61,309
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (909)
                                                                             -----------------
Net investment income (loss)                                                             (909)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  143
Realized gain distributions                                                             5,156
Net change in unrealized appreciation (depreciation)                                   14,373
                                                                             -----------------
Net gain (loss)                                                                        19,672
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         18,763
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (909)  $           (409)
Net realized gain (loss)                                              143              1,113
Realized gain distributions                                         5,156                 --
Net change in unrealized appreciation (depreciation)               14,373              2,468
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  18,763              3,172
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            7,919             77,533
Cost of units redeemed                                                 --            (20,804)
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                                 7,919             56,729
                                                         -----------------  -----------------
Net increase (decrease)                                            26,682             59,901
Net assets, beginning                                              59,901                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         86,583   $         59,901
                                                         =================  =================

Units sold                                                          6,205             73,964
Units redeemed                                                         --            (18,860)
                                                         -----------------  -----------------
Net increase (decrease)                                             6,205             55,104
Units outstanding, beginning                                       55,104                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          61,309             55,104
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         85,452
Cost of units redeemed/account charges                                                (20,804)
Net investment income (loss)                                                           (1,318)
Net realized gain (loss)                                                                1,256
Realized gain distributions                                                             5,156
Net change in unrealized appreciation (depreciation)                                   16,841
                                                                             -----------------
Net assets                                                                   $         86,583
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41            61   $        87         1.25%         29.9%
12/31/2016          1.09            55            60         1.25%         -0.4%
12/31/2015          1.09             0             0         1.25%          9.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0   $         0         1.00%         30.2%
12/31/2016          1.09             0             0         1.00%         -0.2%
12/31/2015          1.09             0             0         1.00%          9.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         0.75%         30.6%
12/31/2016          1.10             0             0         0.75%          0.1%
12/31/2015          1.10             0             0         0.75%          9.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44             0   $         0         0.50%         30.9%
12/31/2016          1.10             0             0         0.50%          0.3%
12/31/2015          1.10             0             0         0.50%          9.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0   $         0         0.25%         31.2%
12/31/2016          1.11             0             0         0.25%          0.6%
12/31/2015          1.10             0             0         0.25%         10.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.47             0   $         0         0.00%         31.5%
12/31/2016          1.11             0             0         0.00%          0.8%
12/31/2015          1.10             0             0         0.00%         10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               LORD ABBETT TOTAL RETURN FUND I CLASS - 54400U106

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        364,755  $       367,174           35,244
                                                       ===============  ===============
Receivables: investments sold                   1,435
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        366,190
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       366,190         356,298  $         1.03
Band 100                                        --              --            1.04
Band 75                                         --              --            1.04
Band 50                                         --              --            1.05
Band 25                                         --              --            1.06
Band 0                                          --              --            1.07
                                   ---------------  --------------
 Total                             $       366,190         356,298
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $           9,433
Mortality & expense charges                                                              (4,211)
                                                                              ------------------
Net investment income (loss)                                                              5,222
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (50)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                      3,374
                                                                              ------------------
Net gain (loss)                                                                           3,324
                                                                              ------------------

Increase (decrease) in net assets from operations                             $           8,546
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2017*             2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          5,222   $          2,416
Net realized gain (loss)                                               (50)                62
Realized gain distributions                                             --                966
Net change in unrealized appreciation (depreciation)                 3,374             (5,707)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    8,546             (2,263)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            54,530            309,707
Cost of units redeemed                                              (8,970)            (3,525)
Account charges                                                       (272)              (244)
                                                          -----------------  -----------------
Increase (decrease)                                                 45,288            305,938
                                                          -----------------  -----------------
Net increase (decrease)                                             53,834            303,675
Net assets, beginning                                              312,356              8,681
                                                          -----------------  -----------------
Net assets, ending                                        $        366,190   $        312,356
                                                          =================  =================

Units sold                                                          53,381            307,304
Units redeemed                                                      (9,022)            (4,292)
                                                          -----------------  -----------------
Net increase (decrease)                                             44,359            303,012
Units outstanding, beginning                                       311,939              8,927
                                                          -----------------  -----------------
Units outstanding, ending                                          356,298            311,939
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        372,977
Cost of units redeemed/account charges                                                 (13,011)
Net investment income (loss)                                                             7,651
Net realized gain (loss)                                                                    12
Realized gain distributions                                                                980
Net change in unrealized appreciation (depreciation)                                    (2,419)
                                                                              -----------------
Net assets                                                                    $        366,190
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03           356   $       366         1.25%          2.6%
12/31/2016          1.00           312           312         1.25%          3.0%
12/31/2015          0.97             9             9         1.25%         -2.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         1.00%          2.9%
12/31/2016          1.01             0             0         1.00%          3.2%
12/31/2015          0.97             0             0         1.00%         -2.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.75%          3.2%
12/31/2016          1.01             0             0         0.75%          3.5%
12/31/2015          0.98             0             0         0.75%         -2.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.50%          3.4%
12/31/2016          1.02             0             0         0.50%          3.7%
12/31/2015          0.98             0             0         0.50%         -2.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.25%          3.7%
12/31/2016          1.02             0             0         0.25%          4.0%
12/31/2015          0.98             0             0         0.25%         -1.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.00%          3.9%
12/31/2016          1.03             0             0         0.00%          4.3%
12/31/2015          0.98             0             0         0.00%         -1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.8%
    2016        2.6%
    2015        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              LORD ABBETT GROWTH LEADERS FUND R3 CLASS - 543915268

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       149,785  $        124,725            5,455
                                                      ================  ===============
Receivables: investments sold                    520
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       150,305
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       150,305         108,048  $         1.39
Band 100                                        --              --            1.40
Band 75                                         --              --            1.41
Band 50                                         --              --            1.42
Band 25                                         --              --            1.43
Band 0                                          --              --            1.44
                                   ---------------  --------------
 Total                             $       150,305         108,048
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (1,482)
                                                                             -----------------
Net investment income (loss)                                                           (1,482)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,349
Realized gain distributions                                                             9,263
Net change in unrealized appreciation (depreciation)                                   18,561
                                                                             -----------------
Net gain (loss)                                                                        31,173
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         29,691
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,482)  $           (845)
Net realized gain (loss)                                            3,349                 16
Realized gain distributions                                         9,263                 --
Net change in unrealized appreciation (depreciation)               18,561              6,499
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  29,691              5,670
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           44,530            102,641
Cost of units redeemed                                            (14,855)           (17,236)
Account charges                                                       (71)               (65)
                                                         -----------------  -----------------
Increase (decrease)                                                29,604             85,340
                                                         -----------------  -----------------
Net increase (decrease)                                            59,295             91,010
Net assets, beginning                                              91,010                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        150,305   $         91,010
                                                         =================  =================

Units sold                                                         34,914            102,642
Units redeemed                                                    (11,450)           (18,058)
                                                         -----------------  -----------------
Net increase (decrease)                                            23,464             84,584
Units outstanding, beginning                                       84,584                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         108,048             84,584
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        147,171
Cost of units redeemed/account charges                                                (32,227)
Net investment income (loss)                                                           (2,327)
Net realized gain (loss)                                                                3,365
Realized gain distributions                                                             9,263
Net change in unrealized appreciation (depreciation)                                   25,060
                                                                             -----------------
Net assets                                                                   $        150,305
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39           108   $       150         1.25%         29.3%
12/31/2016          1.08            85            91         1.25%         -0.9%
12/31/2015          1.09             0             0         1.25%          8.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40             0   $         0         1.00%         29.6%
12/31/2016          1.08             0             0         1.00%         -0.7%
12/31/2015          1.09             0             0         1.00%          8.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.75%         29.9%
12/31/2016          1.09             0             0         0.75%         -0.4%
12/31/2015          1.09             0             0         0.75%          9.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0   $         0         0.50%         30.3%
12/31/2016          1.09             0             0         0.50%         -0.2%
12/31/2015          1.09             0             0         0.50%          9.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         0.25%         30.6%
12/31/2016          1.10             0             0         0.25%          0.1%
12/31/2015          1.10             0             0         0.25%          9.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44             0   $         0         0.00%         30.9%
12/31/2016          1.10             0             0         0.00%          0.3%
12/31/2015          1.10             0             0         0.00%          9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               LORD ABBETT TOTAL RETURN FUND R3 CLASS - 543916373

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        493,454  $       494,353           47,759
                                                       ===============  ===============
Receivables: investments sold                   1,812
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        495,266
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       495,266         488,568  $         1.01
Band 100                                        --              --            1.02
Band 75                                         --              --            1.03
Band 50                                         --              --            1.04
Band 25                                         --              --            1.04
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $       495,266         488,568
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          13,776
Mortality & expense charges                                                             (7,468)
                                                                             ------------------
Net investment income (loss)                                                             6,308
                                                                             ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (281)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     9,146
                                                                             ------------------
Net gain (loss)                                                                          8,865
                                                                             ------------------

Increase (decrease) in net assets from operations                            $          15,173
                                                                             ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          6,308   $          8,406
Net realized gain (loss)                                              (281)              (166)
Realized gain distributions                                             --              2,268
Net change in unrealized appreciation (depreciation)                 9,146              5,388
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   15,173             15,896
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            83,460            267,938
Cost of units redeemed                                            (329,866)           (88,008)
Account charges                                                        (35)               (69)
                                                          -----------------  -----------------
Increase (decrease)                                               (246,441)           179,861
                                                          -----------------  -----------------
Net increase (decrease)                                           (231,268)           195,757
Net assets, beginning                                              726,534            530,777
                                                          -----------------  -----------------
Net assets, ending                                        $        495,266   $        726,534
                                                          =================  =================

Units sold                                                          83,098            273,133
Units redeemed                                                    (326,528)           (89,062)
                                                          -----------------  -----------------
Net increase (decrease)                                           (243,430)           184,071
Units outstanding, beginning                                       731,998            547,927
                                                          -----------------  -----------------
Units outstanding, ending                                          488,568            731,998
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         910,066
Cost of units redeemed/account charges                                                (434,940)
Net investment income (loss)                                                            18,571
Net realized gain (loss)                                                                  (741)
Realized gain distributions                                                              3,209
Net change in unrealized appreciation (depreciation)                                      (899)
                                                                             ------------------
Net assets                                                                   $         495,266
                                                                             ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01           489   $       495         1.25%          2.1%
12/31/2016          0.99           732           727         1.25%          2.5%
12/31/2015          0.97           548           531         1.25%         -3.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%          2.4%
12/31/2016          1.00             0             0         1.00%          2.7%
12/31/2015          0.97             0             0         1.00%         -2.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.75%          2.6%
12/31/2016          1.00             0             0         0.75%          3.0%
12/31/2015          0.97             0             0         0.75%         -2.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.50%          2.9%
12/31/2016          1.01             0             0         0.50%          3.2%
12/31/2015          0.98             0             0         0.50%         -2.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.25%          3.2%
12/31/2016          1.01             0             0         0.25%          3.5%
12/31/2015          0.98             0             0         0.25%         -2.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.00%          3.4%
12/31/2016          1.02             0             0         0.00%          3.7%
12/31/2015          0.98             0             0         0.00%         -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.3%
    2016        2.7%
    2015        2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              LORD ABBETT BOND-DEBENTURE FUND R5 CLASS - 544004872

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         2,063  $         2,049              251
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         2,063
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         2,063            1,653  $         1.25
Band 100                                         --               --            1.25
Band 75                                          --               --            1.26
Band 50                                          --               --            1.27
Band 25                                          --               --            1.27
Band 0                                           --               --            1.28
                                    ---------------  ---------------
 Total                              $         2,063            1,653
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             33
Mortality & expense charges                                                               (9)
                                                                            -----------------
Net investment income (loss)                                                              24
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               11
Net change in unrealized appreciation (depreciation)                                      14
                                                                            -----------------
Net gain (loss)                                                                           25
                                                                            -----------------

Increase (decrease) in net assets from operations                           $             49
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             24   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            11                 --
Net change in unrealized appreciation (depreciation)                   14                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                      49                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            2,016                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        (2)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 2,014                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             2,063                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          2,063   $             --
                                                         =================  ================

Units sold                                                          1,655                 --
Units redeemed                                                         (2)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             1,653                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           1,653                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $          2,016
Cost of units redeemed/account charges                                                    (2)
Net investment income (loss)                                                              24
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               11
Net change in unrealized appreciation (depreciation)                                      14
                                                                            -----------------
Net assets                                                                  $          2,063
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             2   $         2         1.25%          8.1%
12/31/2016          1.15             0             0         1.25%         15.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         1.00%          8.4%
12/31/2016          1.16             0             0         1.00%         15.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         0.75%          8.6%
12/31/2016          1.16             0             0         0.75%         16.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.50%          8.9%
12/31/2016          1.16             0             0         0.50%         16.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.25%          9.2%
12/31/2016          1.17             0             0         0.25%         16.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.00%          9.5%
12/31/2016          1.17             0             0         0.00%         16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND R5 CLASS - 543913628

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         1,678  $         1,652              108
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         1,678
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         1,678            1,175  $         1.43
Band 100                                         --               --            1.43
Band 75                                          --               --            1.44
Band 50                                          --               --            1.45
Band 25                                          --               --            1.46
Band 0                                           --               --            1.46
                                    ---------------  ---------------
 Total                              $         1,678            1,175
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             14
Mortality & expense charges                                                               (9)
                                                                            -----------------
Net investment income (loss)                                                               5
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               96
Net change in unrealized appreciation (depreciation)                                      30
                                                                            -----------------
Net gain (loss)                                                                          126
                                                                            -----------------

Increase (decrease) in net assets from operations                           $            131
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              5   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            96                 --
Net change in unrealized appreciation (depreciation)                   30                 (4)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                     131                 (4)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            2,222                 99
Cost of units redeemed                                               (770)                --
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                                 1,452                 99
                                                         -----------------  -----------------
Net increase (decrease)                                             1,583                 95
Net assets, beginning                                                  95                 --
                                                         -----------------  -----------------
Net assets, ending                                       $          1,678   $             95
                                                         =================  =================

Units sold                                                          1,696                 78
Units redeemed                                                       (599)                --
                                                         -----------------  -----------------
Net increase (decrease)                                             1,097                 78
Units outstanding, beginning                                           78                 --
                                                         -----------------  -----------------
Units outstanding, ending                                           1,175                 78
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $          2,321
Cost of units redeemed/account charges                                                  (770)
Net investment income (loss)                                                               5
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               96
Net change in unrealized appreciation (depreciation)                                      26
                                                                            -----------------
Net assets                                                                  $          1,678
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             1   $         2         1.25%         17.9%
12/31/2016          1.21             0             0         1.25%         21.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         1.00%         18.2%
12/31/2016          1.21             0             0         1.00%         21.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44             0   $         0         0.75%         18.5%
12/31/2016          1.22             0             0         0.75%         21.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0   $         0         0.50%         18.8%
12/31/2016          1.22             0             0         0.50%         22.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0   $         0         0.25%         19.1%
12/31/2016          1.22             0             0         0.25%         22.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0   $         0         0.00%         19.4%
12/31/2016          1.23             0             0         0.00%         22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      LORD ABBETT DEVELOPING GROWTH FUND R5 CLASS - 544006877 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.45
Band 100                                        --              --            1.46
Band 75                                         --              --            1.47
Band 50                                         --              --            1.47
Band 25                                         --              --            1.48
Band 0                                          --              --            1.49
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0   $         0         1.25%         28.7%
12/31/2016          1.13             0             0         1.25%         12.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0   $         0         1.00%         29.0%
12/31/2016          1.13             0             0         1.00%         13.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.47             0   $         0         0.75%         29.3%
12/31/2016          1.13             0             0         0.75%         13.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.47             0   $         0         0.50%         29.6%
12/31/2016          1.14             0             0         0.50%         13.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.48             0   $         0         0.25%         29.9%
12/31/2016          1.14             0             0         0.25%         14.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49             0   $         0         0.00%         30.3%
12/31/2016          1.14             0             0         0.00%         14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      LORD ABBETT FUNDAMENTAL EQUITY FUND R5 CLASS - 54400A845 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.41
Band 100                                        --              --            1.42
Band 75                                         --              --            1.43
Band 50                                         --              --            1.43
Band 25                                         --              --            1.44
Band 0                                          --              --            1.45
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         1.25%         11.9%
12/31/2016          1.26             0             0         1.25%         26.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0   $         0         1.00%         12.2%
12/31/2016          1.27             0             0         1.00%         26.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         0.75%         12.4%
12/31/2016          1.27             0             0         0.75%         27.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         0.50%         12.7%
12/31/2016          1.27             0             0         0.50%         27.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44             0   $         0         0.25%         13.0%
12/31/2016          1.28             0             0         0.25%         27.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0   $         0         0.00%         13.3%
12/31/2016          1.28             0             0         0.00%         27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              LORD ABBETT GROWTH LEADERS FUND R5 CLASS - 54400A811

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       489,613  $        409,247           17,293
                                                      ================  ===============
Receivables: investments sold                    134
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       489,747
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       489,747         341,858  $         1.43
Band 100                                        --              --            1.44
Band 75                                         --              --            1.45
Band 50                                         --              --            1.45
Band 25                                         --              --            1.46
Band 0                                          --              --            1.47
                                   ---------------  --------------
 Total                             $       489,747         341,858
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (5,653)
                                                                             -----------------
Net investment income (loss)                                                           (5,653)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                7,886
Realized gain distributions                                                            29,707
Net change in unrealized appreciation (depreciation)                                   85,283
                                                                             -----------------
Net gain (loss)                                                                       122,876
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        117,223
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (5,653)  $         (1,403)
Net realized gain (loss)                                             7,886             (1,100)
Realized gain distributions                                         29,707                 --
Net change in unrealized appreciation (depreciation)                85,283             (4,917)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  117,223             (7,420)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            21,312            494,821
Cost of units redeemed                                             (53,212)           (82,956)
Account charges                                                         (4)               (17)
                                                          -----------------  -----------------
Increase (decrease)                                                (31,904)           411,848
                                                          -----------------  -----------------
Net increase (decrease)                                             85,319            404,428
Net assets, beginning                                              404,428                 --
                                                          -----------------  -----------------
Net assets, ending                                        $        489,747   $        404,428
                                                          =================  =================

Units sold                                                          16,140            441,557
Units redeemed                                                     (41,155)           (74,684)
                                                          -----------------  -----------------
Net increase (decrease)                                            (25,015)           366,873
Units outstanding, beginning                                       366,873                 --
                                                          -----------------  -----------------
Units outstanding, ending                                          341,858            366,873
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        516,133
Cost of units redeemed/account charges                                               (136,189)
Net investment income (loss)                                                           (7,056)
Net realized gain (loss)                                                                6,786
Realized gain distributions                                                            29,707
Net change in unrealized appreciation (depreciation)                                   80,366
                                                                             -----------------
Net assets                                                                   $        489,747
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43           342   $       490         1.25%         30.0%
12/31/2016          1.10           367           404         1.25%         10.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44             0   $         0         1.00%         30.3%
12/31/2016          1.10             0             0         1.00%         10.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0   $         0         0.75%         30.6%
12/31/2016          1.11             0             0         0.75%         10.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0   $         0         0.50%         30.9%
12/31/2016          1.11             0             0         0.50%         11.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0   $         0         0.25%         31.3%
12/31/2016          1.11             0             0         0.25%         11.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.47             0   $         0         0.00%         31.6%
12/31/2016          1.12             0             0         0.00%         11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     LORD ABBETT GROWTH OPPORTUNITIES FUND R5 CLASS - 543913685 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.36
Band 100                                        --              --            1.37
Band 75                                         --              --            1.37
Band 50                                         --              --            1.38
Band 25                                         --              --            1.39
Band 0                                          --              --            1.39
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         1.25%         21.6%
12/31/2016          1.12             0             0         1.25%         11.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         1.00%         22.0%
12/31/2016          1.12             0             0         1.00%         12.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.75%         22.3%
12/31/2016          1.12             0             0         0.75%         12.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.50%         22.6%
12/31/2016          1.13             0             0         0.50%         12.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.25%         22.9%
12/31/2016          1.13             0             0         0.25%         12.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.00%         23.2%
12/31/2016          1.13             0             0         0.00%         13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                LORD ABBETT HIGH YIELD FUND R5 CLASS - 54401E739

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $     4,656,579  $     4,616,072          630,021
                                                      ===============  ===============
Receivables: investments sold                219,784
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     4,876,363
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,876,363       3,806,067  $          1.28
Band 100                                         --              --             1.29
Band 75                                          --              --             1.29
Band 50                                          --              --             1.30
Band 25                                          --              --             1.31
Band 0                                           --              --             1.31
                                    ---------------  --------------
 Total                              $     4,876,363       3,806,067
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $        186,385
Mortality & expense charges                                                           (39,821)
                                                                             -----------------
Net investment income (loss)                                                          146,564
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,159
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   40,341
                                                                             -----------------
Net gain (loss)                                                                        43,500
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        190,064
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        146,564   $            633
Net realized gain (loss)                                            3,159               (127)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               40,341                166
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 190,064                672
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,978,177             48,880
Cost of units redeemed                                           (325,479)            (7,384)
Account charges                                                    (8,562)                (5)
                                                         -----------------  -----------------
Increase (decrease)                                             4,644,136             41,491
                                                         -----------------  -----------------
Net increase (decrease)                                         4,834,200             42,163
Net assets, beginning                                              42,163                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      4,876,363   $         42,163
                                                         =================  =================

Units sold                                                      4,048,634             41,756
Units redeemed                                                   (277,950)            (6,373)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,770,684             35,383
Units outstanding, beginning                                       35,383                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       3,806,067             35,383
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      5,027,057
Cost of units redeemed/account charges                                               (341,430)
Net investment income (loss)                                                          147,197
Net realized gain (loss)                                                                3,032
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   40,507
                                                                             -----------------
Net assets                                                                   $      4,876,363
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28         3,806   $     4,876         1.25%          7.5%
12/31/2016          1.19            35            42         1.25%         19.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         1.00%          7.8%
12/31/2016          1.19             0             0         1.00%         19.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.75%          8.1%
12/31/2016          1.20             0             0         0.75%         19.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.50%          8.3%
12/31/2016          1.20             0             0         0.50%         20.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.25%          8.6%
12/31/2016          1.20             0             0         0.25%         20.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.00%          8.9%
12/31/2016          1.21             0             0         0.00%         20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        7.6%
    2016        3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       LORD ABBETT MID CAP STOCK FUND R5 CLASS - 543919872 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.37
Band 100                                        --              --            1.37
Band 75                                         --              --            1.38
Band 50                                         --              --            1.39
Band 25                                         --              --            1.39
Band 0                                          --              --            1.40
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         1.25%          6.0%
12/31/2016          1.29             0             0         1.25%         28.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         1.00%          6.2%
12/31/2016          1.29             0             0         1.00%         29.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.75%          6.5%
12/31/2016          1.29             0             0         0.75%         29.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.50%          6.8%
12/31/2016          1.30             0             0         0.50%         29.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.25%          7.0%
12/31/2016          1.30             0             0         0.25%         30.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40             0   $         0         0.00%          7.3%
12/31/2016          1.30             0             0         0.00%         30.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      LORD ABBETT SMALL CAP VALUE FUND R5 CLASS - 543913651 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.40
Band 100                                        --              --            1.40
Band 75                                         --              --            1.41
Band 50                                         --              --            1.42
Band 25                                         --              --            1.42
Band 0                                          --              --            1.43
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40             0   $         0         1.25%          5.3%
12/31/2016          1.33             0             0         1.25%         32.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40             0   $         0         1.00%          5.6%
12/31/2016          1.33             0             0         1.00%         32.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.75%          5.8%
12/31/2016          1.33             0             0         0.75%         33.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0   $         0         0.50%          6.1%
12/31/2016          1.33             0             0         0.50%         33.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0   $         0         0.25%          6.3%
12/31/2016          1.34             0             0         0.25%         33.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         0.00%          6.6%
12/31/2016          1.34             0             0         0.00%         34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             LORD ABBETT TOTAL RETURN FUND R5 CLASS - 54401E598

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        932,824  $       934,936           90,103
                                                       ===============  ===============
Receivables: investments sold                   2,452
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        935,276
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       935,276         884,895  $         1.06
Band 100                                        --              --            1.06
Band 75                                         --              --            1.07
Band 50                                         --              --            1.07
Band 25                                         --              --            1.08
Band 0                                          --              --            1.08
                                   ---------------  --------------
 Total                             $       935,276         884,895
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $         21,762
Mortality & expense charges                                                             (9,702)
                                                                              -----------------
Net investment income (loss)                                                            12,060
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (170)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     5,739
                                                                              -----------------
Net gain (loss)                                                                          5,569
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         17,629
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         12,060   $          3,861
Net realized gain (loss)                                              (170)              (954)
Realized gain distributions                                             --              1,761
Net change in unrealized appreciation (depreciation)                 5,739             (7,851)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   17,629             (3,183)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           556,760            659,639
Cost of units redeemed                                            (201,894)           (93,598)
Account charges                                                        (59)               (18)
                                                          -----------------  -----------------
Increase (decrease)                                                354,807            566,023
                                                          -----------------  -----------------
Net increase (decrease)                                            372,436            562,840
Net assets, beginning                                              562,840                 --
                                                          -----------------  -----------------
Net assets, ending                                        $        935,276   $        562,840
                                                          =================  =================

Units sold                                                         529,381            637,929
Units redeemed                                                    (191,630)           (90,785)
                                                          -----------------  -----------------
Net increase (decrease)                                            337,751            547,144
Units outstanding, beginning                                       547,144                 --
                                                          -----------------  -----------------
Units outstanding, ending                                          884,895            547,144
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $      1,216,399
Cost of units redeemed/account charges                                                (295,569)
Net investment income (loss)                                                            15,921
Net realized gain (loss)                                                                (1,124)
Realized gain distributions                                                              1,761
Net change in unrealized appreciation (depreciation)                                    (2,112)
                                                                              -----------------
Net assets                                                                    $        935,276
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06           885   $       935         1.25%          2.7%
12/31/2016          1.03           547           563         1.25%          2.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         1.00%          3.0%
12/31/2016          1.03             0             0         1.00%          3.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.75%          3.3%
12/31/2016          1.03             0             0         0.75%          3.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.50%          3.5%
12/31/2016          1.04             0             0         0.50%          3.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.25%          3.8%
12/31/2016          1.04             0             0         0.25%          3.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.00%          4.0%
12/31/2016          1.04             0             0         0.00%          4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.9%
    2016        2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          LORD ABBETT VALUE OPPORTUNITIES FUND R5 CLASS - 54400A779

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.38
Band 100                                        --              --            1.39
Band 75                                         --              --            1.39
Band 50                                         --              --            1.40
Band 25                                         --              --            1.41
Band 0                                          --              --            1.41
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 14
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations                      --                 14
                                                         ----------------   -----------------

Contract owner transactions:
Proceeds from units sold                                               --                317
Cost of units redeemed                                                 --               (331)
Account charges                                                        --                 --
                                                         ----------------   -----------------
Increase (decrease)                                                    --                (14)
                                                         ----------------   -----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   -----------------
Net assets, ending                                       $             --   $             --
                                                         ================   =================

Units sold                                                             --                267
Units redeemed                                                         --               (267)
                                                         ----------------   -----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   -----------------
Units outstanding, ending                                              --                 --
                                                         ================   =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $            317
Cost of units redeemed/account charges                                                    (331)
Net investment income (loss)                                                                --
Net realized gain (loss)                                                                    14
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                        --
                                                                              -----------------
Net assets                                                                    $             --
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         1.25%          9.0%
12/31/2016          1.27             0             0         1.25%         26.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         1.00%          9.3%
12/31/2016          1.27             0             0         1.00%         26.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.75%          9.6%
12/31/2016          1.27             0             0         0.75%         27.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40             0   $         0         0.50%          9.9%
12/31/2016          1.28             0             0         0.50%         27.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.25%         10.1%
12/31/2016          1.28             0             0         0.25%         27.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.00%         10.4%
12/31/2016          1.28             0             0         0.00%         28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     LORD ABBETT DEVELOPING GROWTH FUND R6 CLASS - 544006869 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.23
Band 100                                        --              --            1.23
Band 75                                         --              --            1.24
Band 50                                         --              --            1.24
Band 25                                         --              --            1.24
Band 0                                          --              --            1.25
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         1.25%         28.8%
12/31/2016          0.96             0             0         1.25%         -4.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         1.00%         29.1%
12/31/2016          0.96             0             0         1.00%         -4.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.75%         29.4%
12/31/2016          0.96             0             0         0.75%         -4.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.50%         29.7%
12/31/2016          0.96             0             0         0.50%         -4.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.25%         30.1%
12/31/2016          0.96             0             0         0.25%         -4.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.00%         30.4%
12/31/2016          0.96             0             0         0.00%         -4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              LORD ABBETT HIGH YIELD FUND R6 CLASS - 54401E721

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        224,165  $       223,913           28,964
                                                       ===============  ===============
Receivables: investments sold                      17
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        224,182
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       224,182         207,443  $         1.08
Band 100                                        --              --            1.08
Band 75                                         --              --            1.09
Band 50                                         --              --            1.09
Band 25                                         --              --            1.09
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $       224,182         207,443
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          3,871
Mortality & expense charges                                                               (821)
                                                                              -----------------
Net investment income (loss)                                                             3,050
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    21
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                       252
                                                                              -----------------
Net gain (loss)                                                                            273
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          3,323
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,050   $             --
Net realized gain (loss)                                               21                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  252                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   3,323                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          224,884                 --
Cost of units redeemed                                             (3,833)                --
Account charges                                                      (192)                --
                                                         -----------------  ----------------
Increase (decrease)                                               220,859                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           224,182                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        224,182   $             --
                                                         =================  ================

Units sold                                                        211,246                 --
Units redeemed                                                     (3,803)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           207,443                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         207,443                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        224,884
Cost of units redeemed/account charges                                                  (4,025)
Net investment income (loss)                                                             3,050
Net realized gain (loss)                                                                    21
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                       252
                                                                              -----------------
Net assets                                                                    $        224,182
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08           207   $       224         1.25%          7.4%
12/31/2016          1.01             0             0         1.25%          0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         1.00%          7.7%
12/31/2016          1.01             0             0         1.00%          0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.75%          8.0%
12/31/2016          1.01             0             0         0.75%          0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.50%          8.3%
12/31/2016          1.01             0             0         0.50%          0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.25%          8.5%
12/31/2016          1.01             0             0         0.25%          0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.00%          8.8%
12/31/2016          1.01             0             0         0.00%          0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    LORD ABBETT VALUE OPPORTUNITIES FUND R6 CLASS - 54400A761 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.07
Band 100                                        --              --            1.07
Band 75                                         --              --            1.07
Band 50                                         --              --            1.07
Band 25                                         --              --            1.07
Band 0                                          --              --            1.08
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         1.25%          6.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         1.00%          7.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.75%          7.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.50%          7.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.25%          7.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.00%          7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     MANNING & NAPIER PRO-BLEND CONSERVATIVE TERM SERIES S CLASS - 563821651

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,357,942  $     1,346,928           99,483
                                                       ===============  ===============
Receivables: investments sold                   1,998
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,359,940
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,359,940         907,195  $          1.50
Band 100                                        --              --             1.54
Band 75                                         --              --             1.59
Band 50                                         --              --             1.63
Band 25                                         --              --             1.68
Band 0                                          --              --             1.72
                                    --------------  --------------
 Total                              $    1,359,940         907,195
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         19,906
Mortality & expense charges                                                           (21,123)
                                                                             -----------------
Net investment income (loss)                                                           (1,217)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,493
Realized gain distributions                                                            42,010
Net change in unrealized appreciation (depreciation)                                   80,201
                                                                             -----------------
Net gain (loss)                                                                       128,704
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        127,487
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,217)  $         (1,978)
Net realized gain (loss)                                            6,493            (28,082)
Realized gain distributions                                        42,010              3,316
Net change in unrealized appreciation (depreciation)               80,201             93,333
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 127,487             66,589
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          175,409            391,996
Cost of units redeemed                                         (1,035,905)          (689,439)
Account charges                                                      (217)            (1,083)
                                                         -----------------  -----------------
Increase (decrease)                                              (860,713)          (298,526)
                                                         -----------------  -----------------
Net increase (decrease)                                          (733,226)          (231,937)
Net assets, beginning                                           2,093,166          2,325,103
                                                         -----------------  -----------------
Net assets, ending                                       $      1,359,940   $      2,093,166
                                                         =================  =================

Units sold                                                        120,701            282,353
Units redeemed                                                   (715,557)          (498,214)
                                                         -----------------  -----------------
Net increase (decrease)                                          (594,856)          (215,861)
Units outstanding, beginning                                    1,502,051          1,717,912
                                                         -----------------  -----------------
Units outstanding, ending                                         907,195          1,502,051
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      4,993,951
Cost of units redeemed/account charges                                             (3,939,220)
Net investment income (loss)                                                           19,325
Net realized gain (loss)                                                                7,422
Realized gain distributions                                                           267,448
Net change in unrealized appreciation (depreciation)                                   11,014
                                                                             -----------------
Net assets                                                                   $      1,359,940
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.50           907   $     1,360         1.25%          7.6%
12/31/2016          1.39         1,502         2,093         1.25%          3.0%
12/31/2015          1.35         1,718         2,325         1.25%         -4.3%
12/31/2014          1.41         1,489         2,105         1.25%          2.8%
12/31/2013          1.38         1,581         2,174         1.25%          6.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.54             0   $         0         1.00%          7.8%
12/31/2016          1.43             0             0         1.00%          3.2%
12/31/2015          1.38             0             0         1.00%         -4.0%
12/31/2014          1.44             0             0         1.00%          3.1%
12/31/2013          1.40             0             0         1.00%          6.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.59             0   $         0         0.75%          8.1%
12/31/2016          1.47             0             0         0.75%          3.5%
12/31/2015          1.42             0             0         0.75%         -3.8%
12/31/2014          1.47             0             0         0.75%          3.3%
12/31/2013          1.43             0             0         0.75%          6.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.63             0   $         0         0.50%          8.4%
12/31/2016          1.50             0             0         0.50%          3.7%
12/31/2015          1.45             0             0         0.50%         -3.5%
12/31/2014          1.50             0             0         0.50%          3.6%
12/31/2013          1.45             0             0         0.50%          7.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.68             0   $         0         0.25%          8.7%
12/31/2016          1.54             0             0         0.25%          4.0%
12/31/2015          1.48             0             0         0.25%         -3.3%
12/31/2014          1.53             0             0         0.25%          3.8%
12/31/2013          1.48             0             0         0.25%          7.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.72             0   $         0         0.00%          8.9%
12/31/2016          1.58             0             0         0.00%          4.3%
12/31/2015          1.52             0             0         0.00%         -3.1%
12/31/2014          1.57             0             0         0.00%          4.1%
12/31/2013          1.50             0             0         0.00%          7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        1.1%
    2015        1.6%
    2014        1.4%
    2013        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     MANNING & NAPIER PRO-BLEND EXTENDED TERM SERIES S CLASS - 563821768

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,584,362  $     3,565,951          207,390
                                                       ===============  ===============
Receivables: investments sold                   3,488
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,587,850
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,587,850       2,295,335  $          1.56
Band 100                                         --              --             1.61
Band 75                                          --              --             1.65
Band 50                                          --              --             1.70
Band 25                                          --              --             1.75
Band 0                                           --              --             1.80
                                    ---------------  --------------
 Total                              $     3,587,850       2,295,335
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $         20,533
Mortality & expense charges                                                            (44,522)
                                                                              -----------------
Net investment income (loss)                                                           (23,989)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (7,302)
Realized gain distributions                                                            199,579
Net change in unrealized appreciation (depreciation)                                   291,903
                                                                              -----------------
Net gain (loss)                                                                        484,180
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        460,191
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $        (23,989)  $        (33,244)
Net realized gain (loss)                                            (7,302)           (96,162)
Realized gain distributions                                        199,579             37,517
Net change in unrealized appreciation (depreciation)               291,903            198,389
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  460,191            106,500
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           326,028            409,313
Cost of units redeemed                                          (1,043,316)        (1,142,956)
Account charges                                                       (516)              (774)
                                                          -----------------  -----------------
Increase (decrease)                                               (717,804)          (734,417)
                                                          -----------------  -----------------
Net increase (decrease)                                           (257,613)          (627,917)
Net assets, beginning                                            3,845,463          4,473,380
                                                          -----------------  -----------------
Net assets, ending                                        $      3,587,850   $      3,845,463
                                                          =================  =================

Units sold                                                         217,814            298,412
Units redeemed                                                    (713,283)          (837,069)
                                                          -----------------  -----------------
Net increase (decrease)                                           (495,469)          (538,657)
Units outstanding, beginning                                     2,790,804          3,329,461
                                                          -----------------  -----------------
Units outstanding, ending                                        2,295,335          2,790,804
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      6,912,794
Cost of units redeemed/account charges                                             (3,966,572)
Net investment income (loss)                                                         (107,325)
Net realized gain (loss)                                                              (58,019)
Realized gain distributions                                                           788,561
Net change in unrealized appreciation (depreciation)                                   18,411
                                                                             -----------------
Net assets                                                                   $      3,587,850
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.56         2,295   $     3,588         1.25%         13.4%
12/31/2016          1.38         2,791         3,845         1.25%          2.6%
12/31/2015          1.34         3,329         4,473         1.25%         -6.1%
12/31/2014          1.43         2,883         4,124         1.25%          3.6%
12/31/2013          1.38         2,268         3,132         1.25%         15.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.61             0   $         0         1.00%         13.7%
12/31/2016          1.41             0             0         1.00%          2.8%
12/31/2015          1.37             0             0         1.00%         -5.8%
12/31/2014          1.46             0             0         1.00%          3.9%
12/31/2013          1.41             0             0         1.00%         15.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.65             0   $         0         0.75%         14.0%
12/31/2016          1.45             0             0         0.75%          3.1%
12/31/2015          1.41             0             0         0.75%         -5.6%
12/31/2014          1.49             0             0         0.75%          4.1%
12/31/2013          1.43             0             0         0.75%         15.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.70             0   $         0         0.50%         14.3%
12/31/2016          1.49             0             0         0.50%          3.3%
12/31/2015          1.44             0             0         0.50%         -5.4%
12/31/2014          1.52             0             0         0.50%          4.4%
12/31/2013          1.46             0             0         0.50%         15.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.75             0   $         0         0.25%         14.6%
12/31/2016          1.53             0             0         0.25%          3.6%
12/31/2015          1.47             0             0         0.25%         -5.1%
12/31/2014          1.55             0             0         0.25%          4.6%
12/31/2013          1.48             0             0         0.25%         16.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80             0   $         0         0.00%         14.9%
12/31/2016          1.56             0             0         0.00%          3.8%
12/31/2015          1.51             0             0         0.00%         -4.9%
12/31/2014          1.58             0             0         0.00%          4.9%
12/31/2013          1.51             0             0         0.00%         16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        0.4%
    2015        0.6%
    2014        0.8%
    2013        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     MANNING & NAPIER PRO-BLEND MAXIMUM TERM SERIES S CLASS - 563821594

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,911,206  $     1,818,391           91,979
                                                       ===============  ===============
Receivables: investments sold                   1,973
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,913,179
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,913,179       1,123,334  $          1.70
Band 100                                         --              --             1.75
Band 75                                          --              --             1.80
Band 50                                          --              --             1.85
Band 25                                          --              --             1.90
Band 0                                           --              --             1.96
                                    ---------------  --------------
 Total                              $     1,913,179       1,123,334
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          6,138
Mortality & expense charges                                                          (22,117)
                                                                            -----------------
Net investment income (loss)                                                         (15,979)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              11,241
Realized gain distributions                                                          132,065
Net change in unrealized appreciation (depreciation)                                 227,772
                                                                            -----------------
Net gain (loss)                                                                      371,078
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        355,099
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (15,979)  $        (19,364)
Net realized gain (loss)                                           11,241            (35,553)
Realized gain distributions                                       132,065             30,591
Net change in unrealized appreciation (depreciation)              227,772             84,680
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 355,099             60,354
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          264,334            249,921
Cost of units redeemed                                           (248,114)          (487,815)
Account charges                                                      (274)              (338)
                                                         -----------------  -----------------
Increase (decrease)                                                15,946           (238,232)
                                                         -----------------  -----------------
Net increase (decrease)                                           371,045           (177,878)
Net assets, beginning                                           1,542,134          1,720,012
                                                         -----------------  -----------------
Net assets, ending                                       $      1,913,179   $      1,542,134
                                                         =================  =================

Units sold                                                        170,609            181,965
Units redeemed                                                   (157,886)          (350,479)
                                                         -----------------  -----------------
Net increase (decrease)                                            12,723           (168,514)
Units outstanding, beginning                                    1,110,611          1,279,125
                                                         -----------------  -----------------
Units outstanding, ending                                       1,123,334          1,110,611
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      3,632,323
Cost of units redeemed/account charges                                            (2,191,061)
Net investment income (loss)                                                         (74,424)
Net realized gain (loss)                                                              32,162
Realized gain distributions                                                          421,364
Net change in unrealized appreciation (depreciation)                                  92,815
                                                                            -----------------
Net assets                                                                  $      1,913,179
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.70         1,123   $     1,913         1.25%         22.7%
12/31/2016          1.39         1,111         1,542         1.25%          3.3%
12/31/2015          1.34         1,279         1,720         1.25%         -6.4%
12/31/2014          1.44         1,031         1,481         1.25%          4.4%
12/31/2013          1.38           619           851         1.25%         24.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.75             0   $         0         1.00%         23.0%
12/31/2016          1.42             0             0         1.00%          3.5%
12/31/2015          1.38             0             0         1.00%         -6.1%
12/31/2014          1.47             0             0         1.00%          4.7%
12/31/2013          1.40             0             0         1.00%         24.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80             0   $         0         0.75%         23.3%
12/31/2016          1.46             0             0         0.75%          3.8%
12/31/2015          1.41             0             0         0.75%         -5.9%
12/31/2014          1.50             0             0         0.75%          4.9%
12/31/2013          1.43             0             0         0.75%         24.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0   $         0         0.50%         23.6%
12/31/2016          1.50             0             0         0.50%          4.0%
12/31/2015          1.44             0             0         0.50%         -5.6%
12/31/2014          1.53             0             0         0.50%          5.2%
12/31/2013          1.45             0             0         0.50%         25.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90             0   $         0         0.25%         23.9%
12/31/2016          1.54             0             0         0.25%          4.3%
12/31/2015          1.47             0             0         0.25%         -5.4%
12/31/2014          1.56             0             0         0.25%          5.5%
12/31/2013          1.48             0             0         0.25%         25.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.96             0   $         0         0.00%         24.2%
12/31/2016          1.58             0             0         0.00%          4.6%
12/31/2015          1.51             0             0         0.00%         -5.2%
12/31/2014          1.59             0             0         0.00%          5.7%
12/31/2013          1.50             0             0         0.00%         25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        0.1%
    2015        0.2%
    2014        0.3%
    2013        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     MANNING & NAPIER PRO-BLEND MODERATE TERM SERIES S CLASS - 563821776

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      8,754,651  $     8,785,287          649,622
                                                       ===============  ===============
Receivables: investments sold                   8,762
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      8,763,413
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     8,763,413       5,994,996  $          1.46
Band 100                                         --              --             1.50
Band 75                                          --              --             1.55
Band 50                                          --              --             1.59
Band 25                                          --              --             1.63
Band 0                                           --              --             1.68
                                    ---------------  --------------
 Total                              $     8,763,413       5,994,996
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        113,652
Mortality & expense charges                                                         (201,208)
                                                                            -----------------
Net investment income (loss)                                                         (87,556)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              39,977
Realized gain distributions                                                          438,377
Net change in unrealized appreciation (depreciation)                               1,322,407
                                                                            -----------------
Net gain (loss)                                                                    1,800,761
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      1,713,205
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (87,556)  $       (122,839)
Net realized gain (loss)                                           39,977           (229,883)
Realized gain distributions                                       438,377            331,340
Net change in unrealized appreciation (depreciation)            1,322,407            513,891
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,713,205            492,509
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,351,842          3,633,690
Cost of units redeemed                                        (17,329,092)        (5,518,586)
Account charges                                                   (10,591)           (13,657)
                                                         -----------------  -----------------
Increase (decrease)                                           (14,987,841)        (1,898,553)
                                                         -----------------  -----------------
Net increase (decrease)                                       (13,274,636)        (1,406,044)
Net assets, beginning                                          22,038,049         23,444,093
                                                         -----------------  -----------------
Net assets, ending                                       $      8,763,413   $     22,038,049
                                                         =================  =================

Units sold                                                      1,679,777          2,742,994
Units redeemed                                                (12,297,524)        (4,140,243)
                                                         -----------------  -----------------
Net increase (decrease)                                       (10,617,747)        (1,397,249)
Units outstanding, beginning                                   16,612,743         18,009,992
                                                         -----------------  -----------------
Units outstanding, ending                                       5,994,996         16,612,743
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    55,887,093
Cost of units redeemed/account charges                                          (51,376,592)
Net investment income (loss)                                                       (358,808)
Net realized gain (loss)                                                            350,513
Realized gain distributions                                                       4,291,843
Net change in unrealized appreciation (depreciation)                                (30,636)
                                                                            ----------------
Net assets                                                                  $     8,763,413
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46         5,995   $     8,763         1.25%         10.2%
12/31/2016          1.33        16,613        22,038         1.25%          1.9%
12/31/2015          1.30        18,010        23,444         1.25%         -5.4%
12/31/2014          1.38        18,527        25,486         1.25%          2.3%
12/31/2013          1.35        16,468        22,151         1.25%         10.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.50             0   $         0         1.00%         10.5%
12/31/2016          1.36             0             0         1.00%          2.2%
12/31/2015          1.33             0             0         1.00%         -5.1%
12/31/2014          1.40             0             0         1.00%          2.5%
12/31/2013          1.37             0             0         1.00%         11.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.55             0   $         0         0.75%         10.7%
12/31/2016          1.40             0             0         0.75%          2.4%
12/31/2015          1.36             0             0         0.75%         -4.9%
12/31/2014          1.43             0             0         0.75%          2.8%
12/31/2013          1.39             0             0         0.75%         11.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.59             0   $         0         0.50%         11.0%
12/31/2016          1.43             0             0         0.50%          2.7%
12/31/2015          1.39             0             0         0.50%         -4.7%
12/31/2014          1.46             0             0         0.50%          3.0%
12/31/2013          1.42             0             0         0.50%         11.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.63             0   $         0         0.25%         11.3%
12/31/2016          1.47             0             0         0.25%          2.9%
12/31/2015          1.43             0             0         0.25%         -4.4%
12/31/2014          1.49             0             0         0.25%          3.3%
12/31/2013          1.45             0             0         0.25%         12.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.68             0   $         0         0.00%         11.6%
12/31/2016          1.51             0             0         0.00%          3.2%
12/31/2015          1.46             0             0         0.00%         -4.2%
12/31/2014          1.52             0             0         0.00%          3.6%
12/31/2013          1.47             0             0         0.00%         12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        0.7%
    2015        0.8%
    2014        1.1%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              MFS INTERNATIONAL VALUE FUND R2 CLASS - 552746661

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        764,380  $       631,085           18,988
                                                       ===============  ===============
Receivables: investments sold                   3,127
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        767,507
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       767,507         431,905  $         1.78
Band 100                                        --              --            1.80
Band 75                                         --              --            1.82
Band 50                                         --              --            1.85
Band 25                                         --              --            1.87
Band 0                                          --              --            1.89
                                   ---------------  --------------
 Total                             $       767,507         431,905
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          9,851
Mortality & expense charges                                                          (10,624)
                                                                            -----------------
Net investment income (loss)                                                            (773)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              58,430
Realized gain distributions                                                            8,580
Net change in unrealized appreciation (depreciation)                                 126,253
                                                                            -----------------
Net gain (loss)                                                                      193,263
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        192,490
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (773)  $           (286)
Net realized gain (loss)                                           58,430              2,053
Realized gain distributions                                         8,580                981
Net change in unrealized appreciation (depreciation)              126,253             22,329
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 192,490             25,077
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          127,988            210,434
Cost of units redeemed                                           (457,909)          (437,221)
Account charges                                                      (243)              (807)
                                                         -----------------  -----------------
Increase (decrease)                                              (330,164)          (227,594)
                                                         -----------------  -----------------
Net increase (decrease)                                          (137,674)          (202,517)
Net assets, beginning                                             905,181          1,107,698
                                                         -----------------  -----------------
Net assets, ending                                       $        767,507   $        905,181
                                                         =================  =================

Units sold                                                         80,163            167,298
Units redeemed                                                   (284,671)          (328,330)
                                                         -----------------  -----------------
Net increase (decrease)                                          (204,508)          (161,032)
Units outstanding, beginning                                      636,413            797,445
                                                         -----------------  -----------------
Units outstanding, ending                                         431,905            636,413
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,967,463
Cost of units redeemed/account charges                                            (1,440,101)
Net investment income (loss)                                                           4,628
Net realized gain (loss)                                                              69,126
Realized gain distributions                                                           33,096
Net change in unrealized appreciation (depreciation)                                 133,295
                                                                            -----------------
Net assets                                                                  $        767,507
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78           432   $       768         1.25%         24.9%
12/31/2016          1.42           636           905         1.25%          2.4%
12/31/2015          1.39           797         1,108         1.25%          4.9%
12/31/2014          1.32           193           256         1.25%         -0.2%
12/31/2013          1.33            24            32         1.25%         25.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80             0   $         0         1.00%         25.3%
12/31/2016          1.44             0             0         1.00%          2.6%
12/31/2015          1.40             0             0         1.00%          5.2%
12/31/2014          1.33             0             0         1.00%          0.0%
12/31/2013          1.33             0             0         1.00%         25.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.82             0   $         0         0.75%         25.6%
12/31/2016          1.45             0             0         0.75%          2.9%
12/31/2015          1.41             0             0         0.75%          5.4%
12/31/2014          1.34             0             0         0.75%          0.3%
12/31/2013          1.33             0             0         0.75%         26.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0   $         0         0.50%         25.9%
12/31/2016          1.47             0             0         0.50%          3.2%
12/31/2015          1.42             0             0         0.50%          5.7%
12/31/2014          1.35             0             0         0.50%          0.5%
12/31/2013          1.34             0             0         0.50%         26.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.87             0   $         0         0.25%         26.2%
12/31/2016          1.48             0             0         0.25%          3.4%
12/31/2015          1.43             0             0         0.25%          6.0%
12/31/2014          1.35             0             0         0.25%          0.8%
12/31/2013          1.34             0             0         0.25%         26.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89             0   $         0         0.00%         26.5%
12/31/2016          1.50             0             0         0.00%          3.7%
12/31/2015          1.44             0             0         0.00%          6.2%
12/31/2014          1.36             0             0         0.00%          1.0%
12/31/2013          1.35             0             0         0.00%         27.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        1.2%
    2015        1.7%
    2014        3.3%
    2013        3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND R3 CLASS - 575719851

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    11,033,437   $    8,383,254          398,543
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (69,493)
                                     ----------------
Net assets                           $    10,963,944
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   10,963,944        4,342,756  $         2.52
Band 100                                        --               --            2.57
Band 75                                         --               --            2.62
Band 50                                         --               --            2.67
Band 25                                         --               --            2.72
Band 0                                          --               --            2.78
                                    --------------  ---------------
 Total                              $   10,963,944        4,342,756
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         92,047
Mortality & expense charges                                                         (131,246)
                                                                            -----------------
Net investment income (loss)                                                         (39,199)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           2,197,116
Realized gain distributions                                                          624,161
Net change in unrealized appreciation (depreciation)                                 257,274
                                                                            -----------------
Net gain (loss)                                                                    3,078,551
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      3,039,352
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (39,199)  $         (3,857)
Net realized gain (loss)                                        2,197,116            393,796
Realized gain distributions                                       624,161            762,154
Net change in unrealized appreciation (depreciation)              257,274           (357,668)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,039,352            794,425
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,585,935          2,151,541
Cost of units redeemed                                         (9,536,345)        (2,075,479)
Account charges                                                    (6,723)           (15,973)
                                                         -----------------  -----------------
Increase (decrease)                                            (7,957,133)            60,089
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,917,781)           854,514
Net assets, beginning                                          15,881,725         15,027,211
                                                         -----------------  -----------------
Net assets, ending                                       $     10,963,944   $     15,881,725
                                                         =================  =================

Units sold                                                        699,689          1,084,891
Units redeemed                                                 (4,107,819)        (1,066,014)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,408,130)            18,877
Units outstanding, beginning                                    7,750,886          7,732,009
                                                         -----------------  -----------------
Units outstanding, ending                                       4,342,756          7,750,886
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     32,328,642
Cost of units redeemed/account charges                                           (30,840,496)
Net investment income (loss)                                                         (55,501)
Net realized gain (loss)                                                           4,069,679
Realized gain distributions                                                        2,811,437
Net change in unrealized appreciation (depreciation)                               2,650,183
                                                                            -----------------
Net assets                                                                  $     10,963,944
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.52         4,343   $    10,964         1.25%         27.1%
12/31/2016          1.99         4,928         9,791         1.25%          4.8%
12/31/2015          1.90         5,045         9,564         1.25%         -1.3%
12/31/2014          1.92         5,016         9,631         1.25%         10.1%
12/31/2013          1.74         5,109         8,908         1.25%         28.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.57             0   $         0         1.00%         27.4%
12/31/2016          2.02             0             0         1.00%          5.1%
12/31/2015          1.92             0             0         1.00%         -1.0%
12/31/2014          1.94             0             0         1.00%         10.4%
12/31/2013          1.76             0             0         1.00%         28.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.62             0   $         0         0.75%         27.7%
12/31/2016          2.05             0             0         0.75%          5.3%
12/31/2015          1.95             0             0         0.75%         -0.8%
12/31/2014          1.96             0             0         0.75%         10.7%
12/31/2013          1.78             0             0         0.75%         29.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.67             0   $         0         0.50%         28.0%
12/31/2016          2.09             0             0         0.50%          5.6%
12/31/2015          1.98             0             0         0.50%         -0.5%
12/31/2014          1.99             0             0         0.50%         10.9%
12/31/2013          1.79             0             0         0.50%         29.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.72             0   $         0         0.25%         28.3%
12/31/2016          2.12             0             0         0.25%          5.9%
12/31/2015          2.00             0             0         0.25%         -0.3%
12/31/2014          2.01             0             0         0.25%         11.2%
12/31/2013          1.81             0             0         0.25%         29.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.78             0   $         0         0.00%         28.7%
12/31/2016          2.16         2,823         6,091         0.00%          6.1%
12/31/2015          2.03         2,687         5,463         0.00%          0.0%
12/31/2014          2.03         2,772         5,637         0.00%         11.5%
12/31/2013          1.82         2,965         5,407         0.00%         30.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        0.8%
    2015        0.9%
    2014        0.6%
    2013        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND R2 CLASS - 575719877

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      5,997,370  $     4,877,481          222,161
                                                       ===============  ===============
Receivables: investments sold                   9,877
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      6,007,247
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,047,764       2,037,117  $          2.48
Band 100                                    959,483         379,937             2.53
Band 75                                          --              --             2.57
Band 50                                          --              --             2.62
Band 25                                          --              --             2.67
Band 0                                           --              --             2.72
                                    ---------------  --------------
 Total                              $     6,007,247       2,417,054
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        35,378
Mortality & expense charges                                                         (67,816)
                                                                            ----------------
Net investment income (loss)                                                        (32,438)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            193,393
Realized gain distributions                                                         345,425
Net change in unrealized appreciation (depreciation)                                821,144
                                                                            ----------------
Net gain (loss)                                                                   1,359,962
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,327,524
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (32,438)  $        (50,656)
Net realized gain (loss)                                          193,393            301,656
Realized gain distributions                                       345,425            269,065
Net change in unrealized appreciation (depreciation)              821,144           (215,877)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,327,524            304,188
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          706,580          1,166,298
Cost of units redeemed                                         (1,454,961)        (2,442,354)
Account charges                                                    (1,363)            (1,414)
                                                         -----------------  -----------------
Increase (decrease)                                              (749,744)        (1,277,470)
                                                         -----------------  -----------------
Net increase (decrease)                                           577,780           (973,282)
Net assets, beginning                                           5,429,467          6,402,749
                                                         -----------------  -----------------
Net assets, ending                                       $      6,007,247   $      5,429,467
                                                         =================  =================

Units sold                                                        325,633            605,760
Units redeemed                                                   (677,704)        (1,254,599)
                                                         -----------------  -----------------
Net increase (decrease)                                          (352,071)          (648,839)
Units outstanding, beginning                                    2,769,125          3,417,964
                                                         -----------------  -----------------
Units outstanding, ending                                       2,417,054          2,769,125
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     14,346,682
Cost of units redeemed/account charges                                           (12,092,220)
Net investment income (loss)                                                        (231,661)
Net realized gain (loss)                                                           1,587,189
Realized gain distributions                                                        1,277,368
Net change in unrealized appreciation (depreciation)                               1,119,889
                                                                            -----------------
Net assets                                                                  $      6,007,247
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.48         2,037   $     5,048         1.25%         26.7%
12/31/2016          1.96         2,335         4,566         1.25%          4.6%
12/31/2015          1.87         2,965         5,544         1.25%         -1.6%
12/31/2014          1.90         3,802         7,220         1.25%          9.8%
12/31/2013          1.73         3,889         6,725         1.25%         28.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.53           380   $       959         1.00%         27.0%
12/31/2016          1.99           434           863         1.00%          4.9%
12/31/2015          1.90           448           850         1.00%         -1.3%
12/31/2014          1.92           347           666         1.00%         10.1%
12/31/2013          1.74             0             0         1.00%         28.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.57             0   $         0         0.75%         27.3%
12/31/2016          2.02             0             0         0.75%          5.1%
12/31/2015          1.92             0             0         0.75%         -1.1%
12/31/2014          1.94             0             0         0.75%         10.4%
12/31/2013          1.76             0             0         0.75%         28.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.62             0   $         0         0.50%         27.7%
12/31/2016          2.05             0             0         0.50%          5.4%
12/31/2015          1.95             0             0         0.50%         -0.8%
12/31/2014          1.97             0             0         0.50%         10.7%
12/31/2013          1.78             0             0         0.50%         29.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.67             0   $         0         0.25%         28.0%
12/31/2016          2.09             0             0         0.25%          5.6%
12/31/2015          1.98             0             0         0.25%         -0.6%
12/31/2014          1.99             0             0         0.25%         10.9%
12/31/2013          1.79             0             0         0.25%         29.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.72             0   $         0         0.00%         28.3%
12/31/2016          2.12             0             0         0.00%          5.9%
12/31/2015          2.01             4             9         0.00%         -0.3%
12/31/2014          2.01             1             3         0.00%         11.2%
12/31/2013          1.81             0             0         0.00%         29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        0.5%
    2015        0.5%
    2014        0.4%
    2013        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         MFS AGGRESSIVE GROWTH ALLOCATION FUND R3 CLASS - 55273G124

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        11,021   $        10,117              479
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (29)
                                     ----------------
Net assets                           $        10,992
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  ---------------
Band 125                            $       10,992            8,783  $          1.25
Band 100                                        --               --             1.26
Band 75                                         --               --             1.27
Band 50                                         --               --             1.28
Band 25                                         --               --             1.30
Band 0                                          --               --             1.31
                                    --------------  ---------------
 Total                              $       10,992            8,783
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             145
Mortality & expense charges                                                                 (85)
                                                                              ------------------
Net investment income (loss)                                                                 60
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      7
Realized gain distributions                                                                 284
Net change in unrealized appreciation (depreciation)                                        954
                                                                              ------------------
Net gain (loss)                                                                           1,245
                                                                              ------------------

Increase (decrease) in net assets from operations                             $           1,305
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             60   $             15
Net realized gain (loss)                                                7                 --
Realized gain distributions                                           284                 40
Net change in unrealized appreciation (depreciation)                  954                (50)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   1,305                  5
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            7,624              3,373
Cost of units redeemed                                               (132)            (1,182)
Account charges                                                        --                 (1)
                                                         -----------------  -----------------
Increase (decrease)                                                 7,492              2,190
                                                         -----------------  -----------------
Net increase (decrease)                                             8,797              2,195
Net assets, beginning                                               2,195                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         10,992   $          2,195
                                                         =================  =================

Units sold                                                          6,769              3,284
Units redeemed                                                       (115)            (1,155)
                                                         -----------------  -----------------
Net increase (decrease)                                             6,654              2,129
Units outstanding, beginning                                        2,129                 --
                                                         -----------------  -----------------
Units outstanding, ending                                           8,783              2,129
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $         10,997
Cost of units redeemed/account charges                                                   (1,315)
Net investment income (loss)                                                                 75
Net realized gain (loss)                                                                      7
Realized gain distributions                                                                 324
Net change in unrealized appreciation (depreciation)                                        904
                                                                               -----------------
Net assets                                                                     $         10,992
                                                                               =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             9   $        11         1.25%         21.4%
12/31/2016          1.03             2             2         1.25%          5.9%
12/31/2015          0.97             0             0         1.25%         -1.3%
12/31/2014          0.99             0             0         1.25%         -1.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         1.00%         21.7%
12/31/2016          1.04             0             0         1.00%          6.2%
12/31/2015          0.98             0             0         1.00%         -1.1%
12/31/2014          0.99             0             0         1.00%         -1.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.75%         22.0%
12/31/2016          1.04             0             0         0.75%          6.4%
12/31/2015          0.98             0             0         0.75%         -0.8%
12/31/2014          0.99             0             0         0.75%         -1.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.50%         22.3%
12/31/2016          1.05             0             0         0.50%          6.7%
12/31/2015          0.98             0             0         0.50%         -0.6%
12/31/2014          0.99             0             0         0.50%         -0.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.25%         22.6%
12/31/2016          1.06             0             0         0.25%          7.0%
12/31/2015          0.99             0             0         0.25%         -0.3%
12/31/2014          0.99             0             0         0.25%         -0.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.00%         22.9%
12/31/2016          1.06             0             0         0.00%          7.2%
12/31/2015          0.99             0             0         0.00%         -0.1%
12/31/2014          0.99             0             0         0.00%         -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.2%
    2016        1.9%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 MFS MID CAP GROWTH FUND A CLASS - 552987703

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      7,340,544  $     7,041,386          459,610
                                                       ===============  ===============
Receivables: investments sold                   8,632
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      7,349,176
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,349,176       3,462,544  $          2.12
Band 100                                         --              --             2.20
Band 75                                          --              --             2.28
Band 50                                          --              --             2.36
Band 25                                          --              --             2.45
Band 0                                           --              --             2.58
                                    ---------------  --------------
 Total                              $     7,349,176       3,462,544
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (57,896)
                                                                            -----------------
Net investment income (loss)                                                         (57,896)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              28,314
Realized gain distributions                                                          569,157
Net change in unrealized appreciation (depreciation)                                 405,700
                                                                            -----------------
Net gain (loss)                                                                    1,003,171
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        945,275
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (57,896)  $        (21,901)
Net realized gain (loss)                                           28,314             16,611
Realized gain distributions                                       569,157            176,419
Net change in unrealized appreciation (depreciation)              405,700           (111,640)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 945,275             59,489
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,646,964          3,024,737
Cost of units redeemed                                           (515,644)          (692,711)
Account charges                                                    (1,169)              (674)
                                                         -----------------  -----------------
Increase (decrease)                                             3,130,151          2,331,352
                                                         -----------------  -----------------
Net increase (decrease)                                         4,075,426          2,390,841
Net assets, beginning                                           3,273,750            882,909
                                                         -----------------  -----------------
Net assets, ending                                       $      7,349,176   $      3,273,750
                                                         =================  =================

Units sold                                                      1,818,222          1,944,330
Units redeemed                                                   (274,986)          (558,350)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,543,236          1,385,980
Units outstanding, beginning                                    1,919,308            533,328
                                                         -----------------  -----------------
Units outstanding, ending                                       3,462,544          1,919,308
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      7,673,993
Cost of units redeemed/account charges                                            (1,387,247)
Net investment income (loss)                                                         (90,788)
Net realized gain (loss)                                                              77,502
Realized gain distributions                                                          776,558
Net change in unrealized appreciation (depreciation)                                 299,158
                                                                            -----------------
Net assets                                                                  $      7,349,176
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.12         3,463   $     7,349         1.25%         24.4%
12/31/2016          1.71         1,919         3,274         1.25%          3.0%
12/31/2015          1.66           533           883         1.25%          2.9%
12/31/2014          1.61            62           100         1.25%          7.3%
12/31/2013          1.50            61            92         1.25%         35.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.20             0   $         0         1.00%         24.7%
12/31/2016          1.76             0             0         1.00%          3.3%
12/31/2015          1.71             0             0         1.00%          3.2%
12/31/2014          1.65             0             0         1.00%          7.5%
12/31/2013          1.54             0             0         1.00%         35.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.28             0   $         0         0.75%         25.1%
12/31/2016          1.82             0             0         0.75%          3.5%
12/31/2015          1.76             0             0         0.75%          3.4%
12/31/2014          1.70             0             0         0.75%          7.8%
12/31/2013          1.58             0             0         0.75%         35.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.36             0   $         0         0.50%         25.4%
12/31/2016          1.88             0             0         0.50%          3.8%
12/31/2015          1.81             0             0         0.50%          3.7%
12/31/2014          1.75             0             0         0.50%          8.1%
12/31/2013          1.62             0             0         0.50%         36.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.45             0   $         0         0.25%         25.7%
12/31/2016          1.95             0             0         0.25%          4.1%
12/31/2015          1.87             0             0         0.25%          3.9%
12/31/2014          1.80             0             0         0.25%          8.3%
12/31/2013          1.66             0             0         0.25%         36.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.58             0   $         0         0.00%         26.0%
12/31/2016          2.05             0             0         0.00%          4.3%
12/31/2015          1.96             0             0         0.00%          4.2%
12/31/2014          1.88             0             0         0.00%          8.6%
12/31/2013          1.73             0             0         0.00%         36.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         MFS AGGRESSIVE GROWTH ALLOCATION FUND R2 CLASS - 55273G371

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         3,735   $         3,629              164
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (4)
                                     ----------------
Net assets                           $         3,731
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         3,731            3,007  $         1.24
Band 100                                         --               --            1.25
Band 75                                          --               --            1.26
Band 50                                          --               --            1.27
Band 25                                          --               --            1.29
Band 0                                           --               --            1.30
                                    ---------------  ---------------
 Total                              $         3,731            3,007
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $              40
Mortality & expense charges                                                                 (16)
                                                                              ------------------
Net investment income (loss)                                                                 24
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      1
Realized gain distributions                                                                  98
Net change in unrealized appreciation (depreciation)                                        106
                                                                              ------------------
Net gain (loss)                                                                             205
                                                                              ------------------

Increase (decrease) in net assets from operations                             $             229
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             24   $             --
Net realized gain (loss)                                                1                 --
Realized gain distributions                                            98                 --
Net change in unrealized appreciation (depreciation)                  106                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     229                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            3,511                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        (9)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 3,502                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             3,731                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          3,731   $             --
                                                         =================  ================

Units sold                                                          3,014                 --
Units redeemed                                                         (7)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             3,007                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           3,007                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $           3,511
Cost of units redeemed/account charges                                                       (9)
Net investment income (loss)                                                                 24
Net realized gain (loss)                                                                      1
Realized gain distributions                                                                  98
Net change in unrealized appreciation (depreciation)                                        106
                                                                              ------------------
Net assets                                                                    $           3,731
                                                                              ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             3   $         4         1.25%         21.1%
12/31/2016          1.02             0             0         1.25%          5.6%
12/31/2015          0.97             0             0         1.25%         -1.6%
12/31/2014          0.99             0             0         1.25%         -1.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         1.00%         21.4%
12/31/2016          1.03             0             0         1.00%          5.9%
12/31/2015          0.97             0             0         1.00%         -1.3%
12/31/2014          0.99             0             0         1.00%         -1.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         0.75%         21.7%
12/31/2016          1.04             0             0         0.75%          6.1%
12/31/2015          0.98             0             0         0.75%         -1.1%
12/31/2014          0.99             0             0         0.75%         -1.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.50%         22.0%
12/31/2016          1.04             0             0         0.50%          6.4%
12/31/2015          0.98             0             0         0.50%         -0.8%
12/31/2014          0.99             0             0         0.50%         -1.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.25%         22.3%
12/31/2016          1.05             0             0         0.25%          6.7%
12/31/2015          0.98             0             0         0.25%         -0.6%
12/31/2014          0.99             0             0         0.25%         -0.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.00%         22.6%
12/31/2016          1.06             0             0         0.00%          6.9%
12/31/2015          0.99             0             0         0.00%         -0.3%
12/31/2014          0.99             0             0         0.00%         -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.1%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 MFS MID CAP VALUE FUND R3 CLASS - 55273W574

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      6,905,071  $     5,918,800          298,237
                                                       ===============  ===============
Receivables: investments sold                   2,113
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      6,907,184
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,907,184       5,498,405  $          1.26
Band 100                                         --              --             1.27
Band 75                                          --              --             1.28
Band 50                                          --              --             1.29
Band 25                                          --              --             1.30
Band 0                                           --              --             1.31
                                    ---------------  --------------
 Total                              $     6,907,184       5,498,405
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        28,165
Mortality & expense charges                                                         (86,943)
                                                                            ----------------
Net investment income (loss)                                                        (58,778)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            412,067
Realized gain distributions                                                         195,599
Net change in unrealized appreciation (depreciation)                                233,151
                                                                            ----------------
Net gain (loss)                                                                     840,817
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       782,039
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (58,778)  $         18,814
Net realized gain (loss)                                          412,067            107,615
Realized gain distributions                                       195,599              4,783
Net change in unrealized appreciation (depreciation)              233,151            754,168
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 782,039            885,380
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,464,944          8,154,939
Cost of units redeemed                                         (2,843,024)        (1,482,052)
Account charges                                                   (34,578)           (34,485)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,412,658)         6,638,402
                                                         -----------------  -----------------
Net increase (decrease)                                          (630,619)         7,523,782
Net assets, beginning                                           7,537,803             14,021
                                                         -----------------  -----------------
Net assets, ending                                       $      6,907,184   $      7,537,803
                                                         =================  =================

Units sold                                                      1,233,432          8,115,353
Units redeemed                                                 (2,454,673)        (1,409,950)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,221,241)         6,705,403
Units outstanding, beginning                                    6,719,646             14,243
                                                         -----------------  -----------------
Units outstanding, ending                                       5,498,405          6,719,646
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     9,634,363
Cost of units redeemed/account charges                                           (4,394,139)
Net investment income (loss)                                                        (39,943)
Net realized gain (loss)                                                            519,682
Realized gain distributions                                                         200,950
Net change in unrealized appreciation (depreciation)                                986,271
                                                                            ----------------
Net assets                                                                  $     6,907,184
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26         5,498   $     6,907         1.25%         12.0%
12/31/2016          1.12         6,720         7,538         1.25%         14.0%
12/31/2015          0.98            14            14         1.25%         -3.7%
12/31/2014          1.02             0             0         1.25%          2.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         1.00%         12.3%
12/31/2016          1.13             0             0         1.00%         14.2%
12/31/2015          0.99             0             0         1.00%         -3.5%
12/31/2014          1.02             0             0         1.00%          2.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.75%         12.5%
12/31/2016          1.13             0             0         0.75%         14.5%
12/31/2015          0.99             0             0         0.75%         -3.2%
12/31/2014          1.02             0             0         0.75%          2.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.50%         12.8%
12/31/2016          1.14             0             0         0.50%         14.8%
12/31/2015          0.99             0             0         0.50%         -3.0%
12/31/2014          1.02             0             0         0.50%          2.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.25%         13.1%
12/31/2016          1.14             0             0         0.25%         15.1%
12/31/2015          0.99             0             0         0.25%         -2.7%
12/31/2014          1.02             0             0         0.25%          2.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.00%         13.4%
12/31/2016          1.15             0             0         0.00%         15.4%
12/31/2015          1.00             0             0         0.00%         -2.5%
12/31/2014          1.02             0             0         0.00%          2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        2.2%
    2015        0.6%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            MFS CONSERVATIVE ALLOCATION FUND R2 CLASS - 55273G355

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       195,831  $        190,066           13,003
                                                      ================  ===============
Receivables: investments sold                    125
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       195,956
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       195,956         178,399  $         1.10
Band 100                                        --              --            1.11
Band 75                                         --              --            1.12
Band 50                                         --              --            1.13
Band 25                                         --              --            1.14
Band 0                                          --              --            1.15
                                   ---------------  --------------
 Total                             $       195,956         178,399
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          3,454
Mortality & expense charges                                                             (1,900)
                                                                              -----------------
Net investment income (loss)                                                             1,554
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    64
Realized gain distributions                                                              4,394
Net change in unrealized appreciation (depreciation)                                     5,765
                                                                              -----------------
Net gain (loss)                                                                         10,223
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         11,777
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,554   $             --
Net realized gain (loss)                                               64                 --
Realized gain distributions                                         4,394                 --
Net change in unrealized appreciation (depreciation)                5,765                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                  11,777                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                          184,179                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                               184,179                 --
                                                         ----------------   ----------------
Net increase (decrease)                                           195,956                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $        195,956   $             --
                                                         ================   ================

Units sold                                                        178,399                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                           178,399                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                         178,399                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        184,179
Cost of units redeemed/account charges                                                      --
Net investment income (loss)                                                             1,554
Net realized gain (loss)                                                                    64
Realized gain distributions                                                              4,394
Net change in unrealized appreciation (depreciation)                                     5,765
                                                                              ----------------
Net assets                                                                    $        195,956
                                                                              ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10           178   $       196         1.25%          9.2%
12/31/2016          1.01             0             0         1.25%          3.9%
12/31/2015          0.97             0             0         1.25%         -2.3%
12/31/2014          0.99             0             0         1.25%         -0.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%          9.4%
12/31/2016          1.01             0             0         1.00%          4.1%
12/31/2015          0.97             0             0         1.00%         -2.0%
12/31/2014          0.99             0             0         1.00%         -0.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.75%          9.7%
12/31/2016          1.02             0             0         0.75%          4.4%
12/31/2015          0.98             0             0         0.75%         -1.8%
12/31/2014          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.50%         10.0%
12/31/2016          1.03             0             0         0.50%          4.6%
12/31/2015          0.98             0             0         0.50%         -1.5%
12/31/2014          1.00             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.25%         10.2%
12/31/2016          1.03             0             0         0.25%          4.9%
12/31/2015          0.98             0             0         0.25%         -1.3%
12/31/2014          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.00%         10.5%
12/31/2016          1.04             0             0         0.00%          5.2%
12/31/2015          0.99             0             0         0.00%         -1.0%
12/31/2014          1.00             0             0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.5%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 MFS MID CAP VALUE FUND R2 CLASS - 55273W590

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    6,185,666   $     5,183,226          272,489
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (146)
                                     ---------------
Net assets                           $    6,185,520
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,813,255       3,862,237  $          1.25
Band 100                                         --              --             1.26
Band 75                                          --              --             1.27
Band 50                                          --              --             1.28
Band 25                                          --              --             1.28
Band 0                                    1,372,265       1,059,948             1.29
                                    ---------------  --------------
 Total                              $     6,185,520       4,922,185
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         8,756
Mortality & expense charges                                                         (63,172)
                                                                            ----------------
Net investment income (loss)                                                        (54,416)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            343,084
Realized gain distributions                                                         180,341
Net change in unrealized appreciation (depreciation)                                238,190
                                                                            ----------------
Net gain (loss)                                                                     761,615
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       707,199
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (54,416)  $         10,539
Net realized gain (loss)                                          343,084             67,530
Realized gain distributions                                       180,341              4,420
Net change in unrealized appreciation (depreciation)              238,190            780,867
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 707,199            863,356
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,267,862          6,772,263
Cost of units redeemed                                         (2,373,626)        (1,211,717)
Account charges                                                   (33,537)           (34,106)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,139,301)         5,526,440
                                                         -----------------  -----------------
Net increase (decrease)                                          (432,102)         6,389,796
Net assets, beginning                                           6,617,622            227,826
                                                         -----------------  -----------------
Net assets, ending                                       $      6,185,520   $      6,617,622
                                                         =================  =================

Units sold                                                      1,094,284          6,832,809
Units redeemed                                                 (2,073,640)        (1,163,445)
                                                         -----------------  -----------------
Net increase (decrease)                                          (979,356)         5,669,364
Units outstanding, beginning                                    5,901,541            232,177
                                                         -----------------  -----------------
Units outstanding, ending                                       4,922,185          5,901,541
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     8,361,444
Cost of units redeemed/account charges                                           (3,737,117)
Net investment income (loss)                                                        (44,397)
Net realized gain (loss)                                                            409,157
Realized gain distributions                                                         193,993
Net change in unrealized appreciation (depreciation)                              1,002,440
                                                                            ----------------
Net assets                                                                  $     6,185,520
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25         3,862   $     4,813         1.25%         11.7%
12/31/2016          1.12         4,763         5,314         1.25%         13.7%
12/31/2015          0.98           232           228         1.25%         -4.0%
12/31/2014          1.02             0             0         1.25%          2.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         1.00%         12.0%
12/31/2016          1.12             0             0         1.00%         14.0%
12/31/2015          0.98             0             0         1.00%         -3.8%
12/31/2014          1.02             0             0         1.00%          2.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.75%         12.3%
12/31/2016          1.13             0             0         0.75%         14.3%
12/31/2015          0.99             0             0         0.75%         -3.5%
12/31/2014          1.02             0             0         0.75%          2.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.50%         12.5%
12/31/2016          1.13             0             0         0.50%         14.6%
12/31/2015          0.99             0             0         0.50%         -3.3%
12/31/2014          1.02             0             0         0.50%          2.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.25%         12.8%
12/31/2016          1.14             0             0         0.25%         14.8%
12/31/2015          0.99             0             0         0.25%         -3.0%
12/31/2014          1.02             0             0         0.25%          2.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29         1,060   $     1,372         0.00%         13.1%
12/31/2016          1.14         1,139         1,303         0.00%         15.1%
12/31/2015          0.99             0             0         0.00%         -2.8%
12/31/2014          1.02             0             0         0.00%          2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.1%
    2016        1.9%
    2015        0.2%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            MFS CONSERVATIVE ALLOCATION FUND R3 CLASS - 552746505

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       622,620  $        596,749           40,566
                                                      ================  ===============
Receivables: investments sold                    890
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       623,510
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       623,510         562,728  $         1.11
Band 100                                        --              --            1.12
Band 75                                         --              --            1.13
Band 50                                         --              --            1.14
Band 25                                         --              --            1.15
Band 0                                          --              --            1.16
                                   ---------------  --------------
 Total                             $       623,510         562,728
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         12,568
Mortality & expense charges                                                            (6,921)
                                                                             -----------------
Net investment income (loss)                                                            5,647
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  475
Realized gain distributions                                                            13,637
Net change in unrealized appreciation (depreciation)                                   28,721
                                                                             -----------------
Net gain (loss)                                                                        42,833
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         48,480
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,647   $          2,468
Net realized gain (loss)                                              475              1,270
Realized gain distributions                                        13,637              2,628
Net change in unrealized appreciation (depreciation)               28,721               (363)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  48,480              6,003
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          256,696            282,278
Cost of units redeemed                                            (21,017)           (43,154)
Account charges                                                       (92)               (69)
                                                         -----------------  -----------------
Increase (decrease)                                               235,587            239,055
                                                         -----------------  -----------------
Net increase (decrease)                                           284,067            245,058
Net assets, beginning                                             339,443             94,385
                                                         -----------------  -----------------
Net assets, ending                                       $        623,510   $        339,443
                                                         =================  =================

Units sold                                                        247,756            280,194
Units redeemed                                                    (20,265)           (41,981)
                                                         -----------------  -----------------
Net increase (decrease)                                           227,491            238,213
Units outstanding, beginning                                      335,237             97,024
                                                         -----------------  -----------------
Units outstanding, ending                                         562,728            335,237
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        634,189
Cost of units redeemed/account charges                                                (64,332)
Net investment income (loss)                                                            8,710
Net realized gain (loss)                                                                1,740
Realized gain distributions                                                            17,332
Net change in unrealized appreciation (depreciation)                                   25,871
                                                                             -----------------
Net assets                                                                   $        623,510
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11           563   $       624         1.25%          9.4%
12/31/2016          1.01           335           339         1.25%          4.1%
12/31/2015          0.97            97            94         1.25%         -2.0%
12/31/2014          0.99             0             0         1.25%         -0.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         1.00%          9.7%
12/31/2016          1.02             0             0         1.00%          4.3%
12/31/2015          0.98             0             0         1.00%         -1.8%
12/31/2014          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.75%         10.0%
12/31/2016          1.03             0             0         0.75%          4.6%
12/31/2015          0.98             0             0         0.75%         -1.5%
12/31/2014          1.00             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.50%         10.3%
12/31/2016          1.03             0             0         0.50%          4.9%
12/31/2015          0.98             0             0         0.50%         -1.3%
12/31/2014          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.25%         10.5%
12/31/2016          1.04             0             0         0.25%          5.1%
12/31/2015          0.99             0             0         0.25%         -1.0%
12/31/2014          1.00             0             0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.00%         10.8%
12/31/2016          1.04             0             0         0.00%          5.4%
12/31/2015          0.99             0             0         0.00%         -0.8%
12/31/2014          1.00             0             0         0.00%         -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.6%
    2016        1.9%
    2015        2.4%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              MFS MODERATE ALLOCATION FUND R2 CLASS - 55273G348

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       529,925  $        521,961           30,527
                                                      ================  ===============
Receivables: investments sold                    334
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       530,259
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       530,259         463,108  $         1.15
Band 100                                        --              --            1.16
Band 75                                         --              --            1.17
Band 50                                         --              --            1.18
Band 25                                         --              --            1.19
Band 0                                          --              --            1.20
                                   ---------------  --------------
 Total                             $       530,259         463,108
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          8,771
Mortality & expense charges                                                            (2,756)
                                                                             -----------------
Net investment income (loss)                                                            6,015
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  501
Realized gain distributions                                                            12,189
Net change in unrealized appreciation (depreciation)                                    7,964
                                                                             -----------------
Net gain (loss)                                                                        20,654
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         26,669
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,015   $             --
Net realized gain (loss)                                              501                 --
Realized gain distributions                                        12,189                 --
Net change in unrealized appreciation (depreciation)                7,964                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  26,669                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          518,768                 --
Cost of units redeemed                                            (15,154)                --
Account charges                                                       (24)                --
                                                         -----------------  ----------------
Increase (decrease)                                               503,590                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           530,259                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        530,259   $             --
                                                         =================  ================

Units sold                                                        477,592                 --
Units redeemed                                                    (14,484)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           463,108                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         463,108                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        518,768
Cost of units redeemed/account charges                                                (15,178)
Net investment income (loss)                                                            6,015
Net realized gain (loss)                                                                  501
Realized gain distributions                                                            12,189
Net change in unrealized appreciation (depreciation)                                    7,964
                                                                             -----------------
Net assets                                                                   $        530,259
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15           463   $       530         1.25%         13.1%
12/31/2016          1.01             0             0         1.25%          4.9%
12/31/2015          0.97             0             0         1.25%         -2.4%
12/31/2014          0.99             0             0         1.25%         -1.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         1.00%         13.4%
12/31/2016          1.02             0             0         1.00%          5.1%
12/31/2015          0.97             0             0         1.00%         -2.2%
12/31/2014          0.99             0             0         1.00%         -1.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.75%         13.7%
12/31/2016          1.03             0             0         0.75%          5.4%
12/31/2015          0.97             0             0         0.75%         -1.9%
12/31/2014          0.99             0             0         0.75%         -0.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.50%         14.0%
12/31/2016          1.03             0             0         0.50%          5.7%
12/31/2015          0.98             0             0         0.50%         -1.7%
12/31/2014          0.99             0             0         0.50%         -0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.25%         14.2%
12/31/2016          1.04             0             0         0.25%          5.9%
12/31/2015          0.98             0             0         0.25%         -1.4%
12/31/2014          0.99             0             0         0.25%         -0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.00%         14.5%
12/31/2016          1.04             0             0         0.00%          6.2%
12/31/2015          0.98             0             0         0.00%         -1.2%
12/31/2014          1.00             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.3%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       MFS EMERGING MARKETS DEBT FUND R2 CLASS - 552743502 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.18
Band 100                                        --              --            1.19
Band 75                                         --              --            1.20
Band 50                                         --              --            1.22
Band 25                                         --              --            1.23
Band 0                                          --              --            1.25
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         1.25%          7.7%
12/31/2016          1.09             0             0         1.25%          7.7%
12/31/2015          1.02             0             0         1.25%         -2.3%
12/31/2014          1.04             0             0         1.25%          2.9%
12/31/2013          1.01             0             0         1.25%          1.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         1.00%          8.0%
12/31/2016          1.10             0             0         1.00%          7.9%
12/31/2015          1.02             0             0         1.00%         -2.0%
12/31/2014          1.04             0             0         1.00%          3.2%
12/31/2013          1.01             0             0         1.00%          1.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%          8.2%
12/31/2016          1.11             0             0         0.75%          8.2%
12/31/2015          1.03             0             0         0.75%         -1.8%
12/31/2014          1.05             0             0         0.75%          3.4%
12/31/2013          1.01             0             0         0.75%          1.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.50%          8.5%
12/31/2016          1.12             0             0         0.50%          8.5%
12/31/2015          1.04             0             0         0.50%         -1.6%
12/31/2014          1.05             0             0         0.50%          3.7%
12/31/2013          1.01             0             0         0.50%          1.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.25%          8.8%
12/31/2016          1.13             0             0         0.25%          8.7%
12/31/2015          1.04             0             0         0.25%         -1.3%
12/31/2014          1.06             0             0         0.25%          3.9%
12/31/2013          1.02             0             0         0.25%          1.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.00%          9.1%
12/31/2016          1.14             0             0         0.00%          9.0%
12/31/2015          1.05             0             0         0.00%         -1.1%
12/31/2014          1.06             0             0         0.00%          4.2%
12/31/2013          1.02             0             0         0.00%          1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              MFS MODERATE ALLOCATION FUND R3 CLASS - 552746802

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        59,718   $        57,783            3,389
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (25)
                                     ----------------
Net assets                           $        59,693
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       59,693          51,676  $          1.16
Band 100                                        --              --             1.17
Band 75                                         --              --             1.18
Band 50                                         --              --             1.19
Band 25                                         --              --             1.20
Band 0                                          --              --             1.21
                                    --------------  --------------
 Total                              $       59,693          51,676
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,078
Mortality & expense charges                                                              (448)
                                                                             -----------------
Net investment income (loss)                                                              630
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  114
Realized gain distributions                                                             1,353
Net change in unrealized appreciation (depreciation)                                    2,271
                                                                             -----------------
Net gain (loss)                                                                         3,738
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          4,368
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            630   $           (205)
Net realized gain (loss)                                              114             (1,076)
Realized gain distributions                                         1,353                296
Net change in unrealized appreciation (depreciation)                2,271              4,527
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   4,368              3,542
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           36,859             31,781
Cost of units redeemed                                             (4,157)           (72,525)
Account charges                                                       (11)                (1)
                                                         -----------------  -----------------
Increase (decrease)                                                32,691            (40,745)
                                                         -----------------  -----------------
Net increase (decrease)                                            37,059            (37,203)
Net assets, beginning                                              22,634             59,837
                                                         -----------------  -----------------
Net assets, ending                                       $         59,693   $         22,634
                                                         =================  =================

Units sold                                                         37,296             31,093
Units redeemed                                                     (7,836)           (70,665)
                                                         -----------------  -----------------
Net increase (decrease)                                            29,460            (39,572)
Units outstanding, beginning                                       22,216             61,788
                                                         -----------------  -----------------
Units outstanding, ending                                          51,676             22,216
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        135,409
Cost of units redeemed/account charges                                                 (81,351)
Net investment income (loss)                                                               693
Net realized gain (loss)                                                                (1,079)
Realized gain distributions                                                              4,086
Net change in unrealized appreciation (depreciation)                                     1,935
                                                                              -----------------
Net assets                                                                    $         59,693
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16            52   $        60         1.25%         13.4%
12/31/2016          1.02            22            23         1.25%          5.2%
12/31/2015          0.97            62            60         1.25%         -2.2%
12/31/2014          0.99             0             0         1.25%         -1.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         1.00%         13.7%
12/31/2016          1.03             0             0         1.00%          5.5%
12/31/2015          0.97             0             0         1.00%         -2.0%
12/31/2014          0.99             0             0         1.00%         -0.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.75%         13.9%
12/31/2016          1.03             0             0         0.75%          5.7%
12/31/2015          0.98             0             0         0.75%         -1.7%
12/31/2014          0.99             0             0         0.75%         -0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.50%         14.2%
12/31/2016          1.04             0             0         0.50%          6.0%
12/31/2015          0.98             0             0         0.50%         -1.5%
12/31/2014          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.25%         14.5%
12/31/2016          1.04             0             0         0.25%          6.3%
12/31/2015          0.98             0             0         0.25%         -1.2%
12/31/2014          1.00             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.00%         14.8%
12/31/2016          1.05             0             0         0.00%          6.5%
12/31/2015          0.99             0             0         0.00%         -1.0%
12/31/2014          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.6%
    2016        1.2%
    2015        3.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             MFS EMERGING MARKETS DEBT FUND R3 CLASS - 552743601

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        54,624   $        53,126            3,613
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (17)
                                     ----------------
Net assets                           $        54,607
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       54,607          45,870  $          1.19
Band 100                                        --              --             1.20
Band 75                                         --              --             1.22
Band 50                                         --              --             1.23
Band 25                                         --              --             1.25
Band 0                                          --              --             1.26
                                    --------------  --------------
 Total                              $       54,607          45,870
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          2,768
Mortality & expense charges                                                              (816)
                                                                             -----------------
Net investment income (loss)                                                            1,952
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,007
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    2,710
                                                                             -----------------
Net gain (loss)                                                                         3,717
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          5,669
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2017*               2016*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           1,952   $            375
Net realized gain (loss)                                              1,007                 (1)
Realized gain distributions                                              --                 --
Net change in unrealized appreciation (depreciation)                  2,710             (1,212)
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                     5,669               (838)
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             11,293             94,157
Cost of units redeemed                                              (53,926)            (1,312)
Account charges                                                        (324)              (114)
                                                          ------------------  -----------------
Increase (decrease)                                                 (42,957)            92,731
                                                          ------------------  -----------------
Net increase (decrease)                                             (37,288)            91,893
Net assets, beginning                                                91,895                  2
                                                          ------------------  -----------------
Net assets, ending                                        $          54,607   $         91,895
                                                          ==================  =================

Units sold                                                            9,703             84,669
Units redeemed                                                      (47,191)            (1,313)
                                                          ------------------  -----------------
Net increase (decrease)                                             (37,488)            83,356
Units outstanding, beginning                                         83,358                  2
                                                          ------------------  -----------------
Units outstanding, ending                                            45,870             83,358
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      4,633,861
Cost of units redeemed/account charges                                            (4,723,206)
Net investment income (loss)                                                          57,664
Net realized gain (loss)                                                              82,202
Realized gain distributions                                                            2,588
Net change in unrealized appreciation (depreciation)                                   1,498
                                                                            -----------------
Net assets                                                                  $         54,607
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19            46   $        55         1.25%          8.0%
12/31/2016          1.10            83            92         1.25%          8.0%
12/31/2015          1.02             0             0         1.25%         -2.1%
12/31/2014          1.04           813           847         1.25%          3.2%
12/31/2013          1.01         1,527         1,543         1.25%          1.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%          8.3%
12/31/2016          1.11             0             0         1.00%          8.2%
12/31/2015          1.03             0             0         1.00%         -1.8%
12/31/2014          1.05             0             0         1.00%          3.4%
12/31/2013          1.01             0             0         1.00%          1.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.75%          8.5%
12/31/2016          1.12             0             0         0.75%          8.5%
12/31/2015          1.03             0             0         0.75%         -1.6%
12/31/2014          1.05             0             0         0.75%          3.7%
12/31/2013          1.01             0             0         0.75%          1.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.50%          8.8%
12/31/2016          1.13             0             0         0.50%          8.8%
12/31/2015          1.04             0             0         0.50%         -1.3%
12/31/2014          1.05             0             0         0.50%          3.9%
12/31/2013          1.01             0             0         0.50%          1.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.25%          9.1%
12/31/2016          1.14             0             0         0.25%          9.0%
12/31/2015          1.05             0             0         0.25%         -1.1%
12/31/2014          1.06             0             0         0.25%          4.2%
12/31/2013          1.02             0             0         0.25%          1.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         0.00%          9.3%
12/31/2016          1.15             0             0         0.00%          9.3%
12/31/2015          1.05             0             0         0.00%         -0.8%
12/31/2014          1.06             0             0         0.00%          4.5%
12/31/2013          1.02             0             0         0.00%          1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.8%
    2016        1.1%
    2015        2.7%
    2014        5.2%
    2013        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 MFS NEW DISCOVERY FUND R3 CLASS - 55273H742

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.63
Band 100                                        --              --            1.66
Band 75                                         --              --            1.68
Band 50                                         --              --            1.71
Band 25                                         --              --            1.74
Band 0                                          --              --            1.77
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (140)
                                                                             -----------------
Net investment income (loss)                                                             (140)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,008
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (1,556)
                                                                             -----------------
Net gain (loss)                                                                         2,452
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          2,312
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (140)  $           (432)
Net realized gain (loss)                                            4,008            (11,953)
Realized gain distributions                                            --                570
Net change in unrealized appreciation (depreciation)               (1,556)             7,884
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   2,312             (3,931)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            2,430             12,467
Cost of units redeemed                                            (28,765)           (70,278)
Account charges                                                        (9)               (58)
                                                         -----------------  -----------------
Increase (decrease)                                               (26,344)           (57,869)
                                                         -----------------  -----------------
Net increase (decrease)                                           (24,032)           (61,800)
Net assets, beginning                                              24,032             85,832
                                                         -----------------  -----------------
Net assets, ending                                       $             --   $         24,032
                                                         =================  =================

Units sold                                                          1,735             10,995
Units redeemed                                                    (20,085)           (62,938)
                                                         -----------------  -----------------
Net increase (decrease)                                           (18,350)           (51,943)
Units outstanding, beginning                                       18,350             70,293
                                                         -----------------  -----------------
Units outstanding, ending                                              --             18,350
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,288,341
Cost of units redeemed/account charges                                             (1,284,630)
Net investment income (loss)                                                          (21,858)
Net realized gain (loss)                                                              (66,681)
Realized gain distributions                                                            84,828
Net change in unrealized appreciation (depreciation)                                       --
                                                                             -----------------
Net assets                                                                   $             --
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.63            0   $         0         1.25%         24.5%
12/31/2016          1.31           18            24         1.25%          7.3%
12/31/2015          1.22           70            86         1.25%         -3.3%
12/31/2014          1.26          701           885         1.25%         -8.7%
12/31/2013          1.38          146           201         1.25%         39.1%

                                          BAND 100
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.66            0   $         0         1.00%         24.8%
12/31/2016          1.33            0             0         1.00%          7.5%
12/31/2015          1.23            0             0         1.00%         -3.1%
12/31/2014          1.27            0             0         1.00%         -8.4%
12/31/2013          1.39            0             0         1.00%         39.4%

                                           BAND 75
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.68            0   $         0         0.75%         25.1%
12/31/2016          1.35            0             0         0.75%          7.8%
12/31/2015          1.25            0             0         0.75%         -2.9%
12/31/2014          1.29            0             0         0.75%         -8.2%
12/31/2013          1.40            0             0         0.75%         39.8%

                                           BAND 50
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.71            0   $         0         0.50%         25.4%
12/31/2016          1.37            0             0         0.50%          8.1%
12/31/2015          1.26            0             0         0.50%         -2.6%
12/31/2014          1.30            0             0         0.50%         -8.0%
12/31/2013          1.41            0             0         0.50%         40.1%

                                           BAND 25
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.74            0   $         0         0.25%         25.7%
12/31/2016          1.38            0             0         0.25%          8.3%
12/31/2015          1.28            0             0         0.25%         -2.4%
12/31/2014          1.31            0             0         0.25%         -7.8%
12/31/2013          1.42            0             0         0.25%         40.5%

                                           BAND 0
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77            0   $         0         0.00%         26.0%
12/31/2016          1.40            0             0         0.00%          8.6%
12/31/2015          1.29            0             0         0.00%         -2.1%
12/31/2014          1.32            0             0         0.00%         -7.5%
12/31/2013          1.43            0             0         0.00%         40.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               MFS GROWTH ALLOCATION FUND R2 CLASS - 55273G363

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       327,971  $        317,742           16,332
                                                      ================  ===============
Receivables: investments sold                    153
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       328,124
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       328,124         274,940  $         1.19
Band 100                                        --              --            1.20
Band 75                                         --              --            1.21
Band 50                                         --              --            1.23
Band 25                                         --              --            1.24
Band 0                                          --              --            1.25
                                   ---------------  --------------
 Total                             $       328,124         274,940
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          5,376
Mortality & expense charges                                                            (2,410)
                                                                             -----------------
Net investment income (loss)                                                            2,966
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,989
Realized gain distributions                                                             9,200
Net change in unrealized appreciation (depreciation)                                   10,229
                                                                             -----------------
Net gain (loss)                                                                        25,418
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         28,384
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,966   $             --
Net realized gain (loss)                                            5,989                 --
Realized gain distributions                                         9,200                 --
Net change in unrealized appreciation (depreciation)               10,229                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  28,384                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          357,873                 --
Cost of units redeemed                                            (58,131)                --
Account charges                                                        (2)                --
                                                         -----------------  ----------------
Increase (decrease)                                               299,740                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           328,124                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        328,124   $             --
                                                         =================  ================

Units sold                                                        324,951                 --
Units redeemed                                                    (50,011)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           274,940                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         274,940                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        357,873
Cost of units redeemed/account charges                                                (58,133)
Net investment income (loss)                                                            2,966
Net realized gain (loss)                                                                5,989
Realized gain distributions                                                             9,200
Net change in unrealized appreciation (depreciation)                                   10,229
                                                                             -----------------
Net assets                                                                   $        328,124
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19          275   $       328         1.25%         17.1%
12/31/2016          1.02            0             0         1.25%          5.9%
12/31/2015          0.96            0             0         1.25%         -2.3%
12/31/2014          0.99            0             0         1.25%         -1.5%

                                          BAND 100
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20            0   $         0         1.00%         17.4%
12/31/2016          1.03            0             0         1.00%          6.2%
12/31/2015          0.97            0             0         1.00%         -2.1%
12/31/2014          0.99            0             0         1.00%         -1.4%

                                           BAND 75
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21            0   $         0         0.75%         17.7%
12/31/2016          1.03            0             0         0.75%          6.5%
12/31/2015          0.97            0             0         0.75%         -1.9%
12/31/2014          0.99            0             0         0.75%         -1.2%

                                           BAND 50
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23            0   $         0         0.50%         18.0%
12/31/2016          1.04            0             0         0.50%          6.7%
12/31/2015          0.97            0             0         0.50%         -1.6%
12/31/2014          0.99            0             0         0.50%         -1.1%

                                           BAND 25
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24            0   $         0         0.25%         18.3%
12/31/2016          1.04            0             0         0.25%          7.0%
12/31/2015          0.98            0             0         0.25%         -1.4%
12/31/2014          0.99            0             0         0.25%         -1.0%

                                           BAND 0
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25            0   $         0         0.00%         18.6%
12/31/2016          1.05            0             0         0.00%          7.3%
12/31/2015          0.98            0             0         0.00%         -1.1%
12/31/2014          0.99            0             0         0.00%         -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.3%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 MFS NEW DISCOVERY FUND R2 CLASS - 552983173

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        20,343  $        17,821               792
                                                       ===============   ===============
Receivables: investments sold                       1
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        20,344
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       20,344          12,684  $          1.60
Band 100                                        --              --             1.63
Band 75                                         --              --             1.66
Band 50                                         --              --             1.68
Band 25                                         --              --             1.71
Band 0                                          --              --             1.74
                                    --------------  --------------
 Total                              $       20,344          12,684
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                             (561)
                                                                            -----------------
Net investment income (loss)                                                            (561)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              13,670
Realized gain distributions                                                            1,992
Net change in unrealized appreciation (depreciation)                                  (6,499)
                                                                            -----------------
Net gain (loss)                                                                        9,163
                                                                            -----------------

Increase (decrease) in net assets from operations                           $          8,602
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (561)  $         (1,953)
Net realized gain (loss)                                           13,670            (18,519)
Realized gain distributions                                         1,992              2,011
Net change in unrealized appreciation (depreciation)               (6,499)            22,549
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   8,602              4,088
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            8,337             59,651
Cost of units redeemed                                            (61,413)          (257,300)
Account charges                                                       (19)               (98)
                                                         -----------------  -----------------
Increase (decrease)                                               (53,095)          (197,747)
                                                         -----------------  -----------------
Net increase (decrease)                                           (44,493)          (193,659)
Net assets, beginning                                              64,837            258,496
                                                         -----------------  -----------------
Net assets, ending                                       $         20,344   $         64,837
                                                         =================  =================

Units sold                                                          6,007             54,546
Units redeemed                                                    (43,522)          (217,898)
                                                         -----------------  -----------------
Net increase (decrease)                                           (37,515)          (163,352)
Units outstanding, beginning                                       50,199            213,551
                                                         -----------------  -----------------
Units outstanding, ending                                          12,684             50,199
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,589,556
Cost of units redeemed/account charges                                             (1,615,821)
Net investment income (loss)                                                          (20,126)
Net realized gain (loss)                                                              (39,077)
Realized gain distributions                                                           103,290
Net change in unrealized appreciation (depreciation)                                    2,522
                                                                             -----------------
Net assets                                                                   $         20,344
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.60           13   $        20         1.25%         24.2%
12/31/2016          1.29           50            65         1.25%          7.0%
12/31/2015          1.21          204           247         1.25%         -3.6%
12/31/2014          1.25          528           661         1.25%         -8.9%
12/31/2013          1.37          297           409         1.25%         38.7%

                                          BAND 100
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.63            0   $         0         1.00%         24.5%
12/31/2016          1.31            0             0         1.00%          7.2%
12/31/2015          1.22            0             0         1.00%         -3.3%
12/31/2014          1.26            0             0         1.00%         -8.7%
12/31/2013          1.38            0             0         1.00%         39.1%

                                           BAND 75
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.66            0   $         0         0.75%         24.8%
12/31/2016          1.33            0             0         0.75%          7.5%
12/31/2015          1.24            0             0         0.75%         -3.1%
12/31/2014          1.27            0             0         0.75%         -8.4%
12/31/2013          1.39            0             0         0.75%         39.4%

                                           BAND 50
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.68            0   $         0         0.50%         25.1%
12/31/2016          1.35            0             0         0.50%          7.8%
12/31/2015          1.25            0             0         0.50%         -2.9%
12/31/2014          1.29            0             0         0.50%         -8.2%
12/31/2013          1.40            0             0         0.50%         39.8%

                                           BAND 25
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.71            0   $         0         0.25%         25.4%
12/31/2016          1.36            0             0         0.25%          8.0%
12/31/2015          1.26            0             0         0.25%         -2.6%
12/31/2014          1.30            0             0         0.25%         -8.0%
12/31/2013          1.41            0             0         0.25%         40.1%

                                           BAND 0
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.74            0   $         0         0.00%         25.7%
12/31/2016          1.38            0             0         0.00%          8.3%
12/31/2015          1.28            9            12         0.00%         -2.4%
12/31/2014          1.31            6             8         0.00%         -7.7%
12/31/2013          1.42            0             0         0.00%         40.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               MFS GROWTH ALLOCATION FUND R3 CLASS - 552746208

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       136,167   $       125,521            6,685
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (51)
                                     ----------------
Net assets                           $       136,116
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       136,116         113,019  $         1.20
Band 100                                        --              --            1.21
Band 75                                         --              --            1.23
Band 50                                         --              --            1.24
Band 25                                         --              --            1.25
Band 0                                          --              --            1.26
                                   ---------------  --------------
 Total                             $       136,116         113,019
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          2,549
Mortality & expense charges                                                            (1,501)
                                                                             -----------------
Net investment income (loss)                                                            1,048
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  187
Realized gain distributions                                                             3,757
Net change in unrealized appreciation (depreciation)                                   14,228
                                                                             -----------------
Net gain (loss)                                                                        18,172
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         19,220
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,048   $             40
Net realized gain (loss)                                              187               (107)
Realized gain distributions                                         3,757              1,683
Net change in unrealized appreciation (depreciation)               14,228              4,437
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  19,220              6,053
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           13,971             11,958
Cost of units redeemed                                             (1,644)            (4,171)
Account charges                                                      (275)                --
                                                         -----------------  -----------------
Increase (decrease)                                                12,052              7,787
                                                         -----------------  -----------------
Net increase (decrease)                                            31,272             13,840
Net assets, beginning                                             104,844             91,004
                                                         -----------------  -----------------
Net assets, ending                                       $        136,116   $        104,844
                                                         =================  =================

Units sold                                                         12,452             12,065
Units redeemed                                                     (1,697)            (4,051)
                                                         -----------------  -----------------
Net increase (decrease)                                            10,755              8,014
Units outstanding, beginning                                      102,264             94,250
                                                         -----------------  -----------------
Units outstanding, ending                                         113,019            102,264
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        121,397
Cost of units redeemed/account charges                                                  (6,090)
Net investment income (loss)                                                             1,850
Net realized gain (loss)                                                                    73
Realized gain distributions                                                              8,240
Net change in unrealized appreciation (depreciation)                                    10,646
                                                                              -----------------
Net assets                                                                    $        136,116
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20          113   $       136         1.25%         17.5%
12/31/2016          1.03          102           105         1.25%          6.2%
12/31/2015          0.97           94            91         1.25%         -2.1%
12/31/2014          0.99            0             0         1.25%         -1.3%

                                          BAND 100
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21            0   $         0         1.00%         17.8%
12/31/2016          1.03            0             0         1.00%          6.4%
12/31/2015          0.97            0             0         1.00%         -1.9%
12/31/2014          0.99            0             0         1.00%         -1.2%

                                           BAND 75
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23            0   $         0         0.75%         18.1%
12/31/2016          1.04            0             0         0.75%          6.7%
12/31/2015          0.97            0             0         0.75%         -1.6%
12/31/2014          0.99            0             0         0.75%         -1.1%

                                           BAND 50
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24            0   $         0         0.50%         18.4%
12/31/2016          1.04            0             0         0.50%          7.0%
12/31/2015          0.98            0             0         0.50%         -1.4%
12/31/2014          0.99            0             0         0.50%         -1.0%

                                           BAND 25
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25            0   $         0         0.25%         18.7%
12/31/2016          1.05            0             0         0.25%          7.2%
12/31/2015          0.98            0             0         0.25%         -1.1%
12/31/2014          0.99            0             0         0.25%         -0.8%

                                           BAND 0
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26            0   $         0         0.00%         18.9%
12/31/2016          1.06            0             0         0.00%          7.5%
12/31/2015          0.98            0             0         0.00%         -0.9%
12/31/2014          0.99            0             0         0.00%         -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.1%
    2016        1.3%
    2015        3.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                   MFS UTILITIES FUND R3 CLASS - 552986689

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        88,331  $         84,377            4,406
                                                      ================  ===============
Receivables: investments sold                    497
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        88,828
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       88,828          45,747  $          1.94
Band 100                                        --              --             1.98
Band 75                                         --              --             2.02
Band 50                                         --              --             2.06
Band 25                                         --              --             2.09
Band 0                                          --              --             2.13
                                    --------------  --------------
 Total                              $       88,828          45,747
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          6,334
Mortality & expense charges                                                           (3,575)
                                                                            -----------------
Net investment income (loss)                                                           2,759
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              20,497
Realized gain distributions                                                              370
Net change in unrealized appreciation (depreciation)                                  19,533
                                                                            -----------------
Net gain (loss)                                                                       40,400
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         43,159
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,759   $          8,147
Net realized gain (loss)                                           20,497             (4,028)
Realized gain distributions                                           370                 --
Net change in unrealized appreciation (depreciation)               19,533             22,070
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  43,159             26,189
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           48,713             87,080
Cost of units redeemed                                           (351,553)           (23,387)
Account charges                                                       (43)               (60)
                                                         -----------------  -----------------
Increase (decrease)                                              (302,883)            63,633
                                                         -----------------  -----------------
Net increase (decrease)                                          (259,724)            89,822
Net assets, beginning                                             348,552            258,730
                                                         -----------------  -----------------
Net assets, ending                                       $         88,828   $        348,552
                                                         =================  =================

Units sold                                                         30,107             52,254
Units redeemed                                                   (187,687)           (14,988)
                                                         -----------------  -----------------
Net increase (decrease)                                          (157,580)            37,266
Units outstanding, beginning                                      203,327            166,061
                                                         -----------------  -----------------
Units outstanding, ending                                          45,747            203,327
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        482,842
Cost of units redeemed/account charges                                              (454,353)
Net investment income (loss)                                                          14,609
Net realized gain (loss)                                                              19,190
Realized gain distributions                                                           22,586
Net change in unrealized appreciation (depreciation)                                   3,954
                                                                            -----------------
Net assets                                                                  $         88,828
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                          BAND 125
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94           46   $        89         1.25%         13.3%
12/31/2016          1.71          203           349         1.25%         10.0%
12/31/2015          1.56          166           259         1.25%        -15.8%
12/31/2014          1.85           50            92         1.25%         11.2%
12/31/2013          1.67           18            30         1.25%         18.7%

                                          BAND 100
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98            0   $         0         1.00%         13.6%
12/31/2016          1.74            0             0         1.00%         10.3%
12/31/2015          1.58            0             0         1.00%        -15.6%
12/31/2014          1.87            0             0         1.00%         11.5%
12/31/2013          1.68            0             0         1.00%         19.0%

                                           BAND 75
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      2.02            0   $         0         0.75%         13.8%
12/31/2016          1.77            0             0         0.75%         10.6%
12/31/2015          1.60            0             0         0.75%        -15.4%
12/31/2014          1.89            0             0         0.75%         11.7%
12/31/2013          1.70            0             0         0.75%         19.3%

                                           BAND 50
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      2.06            0   $         0         0.50%         14.1%
12/31/2016          1.80            0             0         0.50%         10.9%
12/31/2015          1.62            0             0         0.50%        -15.2%
12/31/2014          1.92            0             0         0.50%         12.0%
12/31/2013          1.71            0             0         0.50%         19.6%

                                           BAND 25
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      2.09            0   $         0         0.25%         14.4%
12/31/2016          1.83            0             0         0.25%         11.1%
12/31/2015          1.65            0             0         0.25%        -15.0%
12/31/2014          1.94            0             0         0.25%         12.3%
12/31/2013          1.73            0             0         0.25%         19.9%

                                           BAND 0
             ------------------------------------------------------------------
                                                      EXPENSE AS
                             UNITS                      A % OF
             ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             -----------  -----------  ------------  ------------  ------------
12/31/2017   $      2.13            0   $         0         0.00%         14.7%
12/31/2016          1.86            0             0         0.00%         11.4%
12/31/2015          1.67            0             0         0.00%        -14.8%
12/31/2014          1.96            0             0         0.00%         12.6%
12/31/2013          1.74            0             0         0.00%         20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.9%
    2016        4.0%
    2015        1.9%
    2014        2.5%
    2013        2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          MFS INTERNATIONAL NEW DISCOVERY FUND R2 CLASS - 552981565

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        247,565  $       201,147            7,366
                                                       ===============  ===============
Receivables: investments sold                   1,630
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        249,195
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       249,195         128,901  $         1.93
Band 100                                        --              --            1.97
Band 75                                         --              --            2.01
Band 50                                         --              --            2.05
Band 25                                         --              --            2.09
Band 0                                          --              --            2.14
                                   ---------------  --------------
 Total                             $       249,195         128,901
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          1,413
Mortality & expense charges                                                           (4,534)
                                                                            -----------------
Net investment income (loss)                                                          (3,121)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              46,892
Realized gain distributions                                                            4,150
Net change in unrealized appreciation (depreciation)                                  52,245
                                                                            -----------------
Net gain (loss)                                                                      103,287
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        100,166
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,121)  $           (818)
Net realized gain (loss)                                           46,892                 89
Realized gain distributions                                         4,150              4,667
Net change in unrealized appreciation (depreciation)               52,245            (12,326)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 100,166             (8,388)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           61,985            129,125
Cost of units redeemed                                           (336,986)          (165,937)
Account charges                                                      (276)              (160)
                                                         -----------------  -----------------
Increase (decrease)                                              (275,277)           (36,972)
                                                         -----------------  -----------------
Net increase (decrease)                                          (175,111)           (45,360)
Net assets, beginning                                             424,306            469,666
                                                         -----------------  -----------------
Net assets, ending                                       $        249,195   $        424,306
                                                         =================  =================

Units sold                                                         37,329             85,886
Units redeemed                                                   (193,237)          (112,411)
                                                         -----------------  -----------------
Net increase (decrease)                                          (155,908)           (26,525)
Units outstanding, beginning                                      284,809            311,334
                                                         -----------------  -----------------
Units outstanding, ending                                         128,901            284,809
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        952,903
Cost of units redeemed/account charges                                              (848,607)
Net investment income (loss)                                                          (7,848)
Net realized gain (loss)                                                              97,512
Realized gain distributions                                                            8,817
Net change in unrealized appreciation (depreciation)                                  46,418
                                                                            -----------------
Net assets                                                                  $        249,195
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.93           129   $       249         1.25%         29.8%
12/31/2016          1.49           285           424         1.25%         -1.2%
12/31/2015          1.51           311           470         1.25%          0.9%
12/31/2014          1.49           320           478         1.25%         -4.4%
12/31/2013          1.56           283           441         1.25%         17.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.97             0   $         0         1.00%         30.1%
12/31/2016          1.52             0             0         1.00%         -1.0%
12/31/2015          1.53             0             0         1.00%          1.2%
12/31/2014          1.51             0             0         1.00%         -4.1%
12/31/2013          1.58             0             0         1.00%         18.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01             0   $         0         0.75%         30.4%
12/31/2016          1.54             0             0         0.75%         -0.8%
12/31/2015          1.55             0             0         0.75%          1.5%
12/31/2014          1.53             0             0         0.75%         -3.9%
12/31/2013          1.59             0             0         0.75%         18.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05             0   $         0         0.50%         30.7%
12/31/2016          1.57             0             0         0.50%         -0.5%
12/31/2015          1.58             0             0         0.50%          1.7%
12/31/2014          1.55             0             0         0.50%         -3.6%
12/31/2013          1.61             0             0         0.50%         18.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.09             0   $         0         0.25%         31.1%
12/31/2016          1.60             0             0         0.25%         -0.3%
12/31/2015          1.60             0             0         0.25%          2.0%
12/31/2014          1.57             0             0         0.25%         -3.4%
12/31/2013          1.63             0             0         0.25%         18.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.14             0   $         0         0.00%         31.4%
12/31/2016          1.63             0             0         0.00%          0.0%
12/31/2015          1.63             0             0         0.00%          2.2%
12/31/2014          1.59             0             0         0.00%         -3.2%
12/31/2013          1.64             0             0         0.00%         19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        1.0%
    2015        0.6%
    2014        0.9%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                   MFS UTILITIES FUND R2 CLASS - 552986770

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       244,237  $        240,868           12,162
                                                      ================  ===============
Receivables: investments sold                    463
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       244,700
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       180,021          94,511  $         1.90
Band 100                                    64,679          33,318            1.94
Band 75                                         --              --            1.98
Band 50                                         --              --            2.02
Band 25                                         --              --            2.05
Band 0                                          --              --            2.09
                                   ---------------  --------------
 Total                             $       244,700         127,829
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          8,509
Mortality & expense charges                                                            (5,194)
                                                                             -----------------
Net investment income (loss)                                                            3,315
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (13,396)
Realized gain distributions                                                               959
Net change in unrealized appreciation (depreciation)                                   73,992
                                                                             -----------------
Net gain (loss)                                                                        61,555
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         64,870
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,315   $         13,443
Net realized gain (loss)                                          (13,396)           (47,443)
Realized gain distributions                                           959                 --
Net change in unrealized appreciation (depreciation)               73,992             92,676
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  64,870             58,676
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           78,670            170,453
Cost of units redeemed                                           (458,139)          (261,918)
Account charges                                                      (169)              (161)
                                                         -----------------  -----------------
Increase (decrease)                                              (379,638)           (91,626)
                                                         -----------------  -----------------
Net increase (decrease)                                          (314,768)           (32,950)
Net assets, beginning                                             559,468            592,418
                                                         -----------------  -----------------
Net assets, ending                                       $        244,700   $        559,468
                                                         =================  =================

Units sold                                                         43,253            103,355
Units redeemed                                                   (246,799)          (157,241)
                                                         -----------------  -----------------
Net increase (decrease)                                          (203,546)           (53,886)
Units outstanding, beginning                                      331,375            385,261
                                                         -----------------  -----------------
Units outstanding, ending                                         127,829            331,375
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,036,336
Cost of units redeemed/account charges                                             (1,939,729)
Net investment income (loss)                                                           42,077
Net realized gain (loss)                                                              (17,831)
Realized gain distributions                                                           120,478
Net change in unrealized appreciation (depreciation)                                    3,369
                                                                             -----------------
Net assets                                                                   $        244,700
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90            95   $       180         1.25%         13.0%
12/31/2016          1.69           296           499         1.25%          9.8%
12/31/2015          1.54           341           524         1.25%        -16.1%
12/31/2014          1.83           541           990         1.25%         10.9%
12/31/2013          1.65           276           455         1.25%         18.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94            33   $        65         1.00%         13.3%
12/31/2016          1.71            35            60         1.00%         10.1%
12/31/2015          1.56            44            69         1.00%        -15.9%
12/31/2014          1.85            53            98         1.00%         11.2%
12/31/2013          1.66             0             0         1.00%         18.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0   $         0         0.75%         13.6%
12/31/2016          1.74             0             0         0.75%         10.3%
12/31/2015          1.58             0             0         0.75%        -15.7%
12/31/2014          1.87             0             0         0.75%         11.5%
12/31/2013          1.68             0             0         0.75%         19.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.02             0   $         0         0.50%         13.9%
12/31/2016          1.77             0             0         0.50%         10.6%
12/31/2015          1.60             0             0         0.50%        -15.5%
12/31/2014          1.89             0             0         0.50%         11.8%
12/31/2013          1.69             0             0         0.50%         19.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05             0   $         0         0.25%         14.2%
12/31/2016          1.80             0             0         0.25%         10.9%
12/31/2015          1.62             0             0         0.25%        -15.2%
12/31/2014          1.92             0             0         0.25%         12.1%
12/31/2013          1.71             0             0         0.25%         19.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.09             0   $         0         0.00%         14.4%
12/31/2016          1.83             0             0         0.00%         11.2%
12/31/2015          1.65             0             0         0.00%        -15.0%
12/31/2014          1.94             0             0         0.00%         12.3%
12/31/2013          1.72             0             0         0.00%         19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.1%
    2016        3.7%
    2015        1.9%
    2014        2.3%
    2013        2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          MFS INTERNATIONAL NEW DISCOVERY FUND A CLASS - 552981888

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     3,413,022   $     2,434,587           98,137
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (3,736)
                                     ----------------
Net assets                           $     3,409,286
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    3,409,286         900,109  $          3.79
Band 100                                        --              --             3.92
Band 75                                         --              --             4.07
Band 50                                         --              --             4.21
Band 25                                         --              --             4.37
Band 0                                          --              --             4.60
                                    --------------  --------------
 Total                              $    3,409,286         900,109
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        30,850
Mortality & expense charges                                                         (46,445)
                                                                            ----------------
Net investment income (loss)                                                        (15,595)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            385,166
Realized gain distributions                                                          65,075
Net change in unrealized appreciation (depreciation)                                538,124
                                                                            ----------------
Net gain (loss)                                                                     988,365
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       972,770
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (15,595)  $         (9,761)
Net realized gain (loss)                                          385,166            475,762
Realized gain distributions                                        65,075             36,094
Net change in unrealized appreciation (depreciation)              538,124           (512,927)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 972,770            (10,832)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          523,586            624,597
Cost of units redeemed                                         (1,416,218)        (2,596,195)
Account charges                                                    (3,395)            (3,611)
                                                         -----------------  -----------------
Increase (decrease)                                              (896,027)        (1,975,209)
                                                         -----------------  -----------------
Net increase (decrease)                                            76,743         (1,986,041)
Net assets, beginning                                           3,332,543          5,318,584
                                                         -----------------  -----------------
Net assets, ending                                       $      3,409,286   $      3,332,543
                                                         =================  =================

Units sold                                                        155,906            217,856
Units redeemed                                                   (400,653)          (881,540)
                                                         -----------------  -----------------
Net increase (decrease)                                          (244,747)          (663,684)
Units outstanding, beginning                                    1,144,856          1,808,540
                                                         -----------------  -----------------
Units outstanding, ending                                         900,109          1,144,856
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     20,714,834
Cost of units redeemed/account charges                                           (22,167,503)
Net investment income (loss)                                                        (128,913)
Net realized gain (loss)                                                           2,369,685
Realized gain distributions                                                        1,642,748
Net change in unrealized appreciation (depreciation)                                 978,435
                                                                            -----------------
Net assets                                                                  $      3,409,286
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.79           900   $     3,409         1.25%         30.1%
12/31/2016          2.91         1,145         3,333         1.25%         -1.0%
12/31/2015          2.94         1,809         5,319         1.25%          1.2%
12/31/2014          2.91         1,851         5,379         1.25%         -4.1%
12/31/2013          3.03         3,069         9,298         1.25%         18.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.92             0   $         0         1.00%         30.4%
12/31/2016          3.01             0             0         1.00%         -0.8%
12/31/2015          3.03             0             0         1.00%          1.5%
12/31/2014          2.99             0             0         1.00%         -3.9%
12/31/2013          3.11             0             0         1.00%         18.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.07             0   $         0         0.75%         30.8%
12/31/2016          3.11             0             0         0.75%         -0.5%
12/31/2015          3.13             0             0         0.75%          1.7%
12/31/2014          3.07             0             0         0.75%         -3.6%
12/31/2013          3.19             0             0         0.75%         18.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.21             0   $         0         0.50%         31.1%
12/31/2016          3.21             0             0         0.50%         -0.3%
12/31/2015          3.22             0             0         0.50%          2.0%
12/31/2014          3.16             0             0         0.50%         -3.4%
12/31/2013          3.27             0             0         0.50%         18.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.37             0   $         0         0.25%         31.4%
12/31/2016          3.32             0             0         0.25%          0.0%
12/31/2015          3.32             0             0         0.25%          2.2%
12/31/2014          3.25             0             0         0.25%         -3.1%
12/31/2013          3.36             0             0         0.25%         19.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.60             0   $         0         0.00%         31.8%
12/31/2016          3.49             0             0         0.00%          0.2%
12/31/2015          3.48             0             0         0.00%          2.5%
12/31/2014          3.40             0             0         0.00%         -2.9%
12/31/2013          3.50             0             0         0.00%         19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.0%
    2015        0.9%
    2014        0.9%
    2013        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                     MFS VALUE FUND A CLASS - 552983801

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    21,137,906  $    18,190,755          526,541
                                                      ===============  ===============
Receivables: investments sold                223,864
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    21,361,770
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   21,361,770        7,444,352  $         2.87
Band 100                                        --               --            2.97
Band 75                                         --               --            3.08
Band 50                                         --               --            3.19
Band 25                                         --               --            3.31
Band 0                                          --               --            3.49
                                    --------------  ---------------
 Total                              $   21,361,770        7,444,352
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        326,329
Mortality & expense charges                                                         (310,478)
                                                                            -----------------
Net investment income (loss)                                                          15,851
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           4,161,400
Realized gain distributions                                                          608,569
Net change in unrealized appreciation (depreciation)                                (901,456)
                                                                            -----------------
Net gain (loss)                                                                    3,868,513
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      3,884,364
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         15,851   $        259,047
Net realized gain (loss)                                        4,161,400            265,662
Realized gain distributions                                       608,569            569,608
Net change in unrealized appreciation (depreciation)             (901,456)         2,681,943
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,884,364          3,776,260
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,589,307         11,684,384
Cost of units redeemed                                        (23,653,652)        (6,155,682)
Account charges                                                   (65,125)           (96,077)
                                                         -----------------  -----------------
Increase (decrease)                                           (19,129,470)         5,432,625
                                                         -----------------  -----------------
Net increase (decrease)                                       (15,245,106)         9,208,885
Net assets, beginning                                          36,606,876         27,397,991
                                                         -----------------  -----------------
Net assets, ending                                       $     21,361,770   $     36,606,876
                                                         =================  =================

Units sold                                                      3,220,413          4,992,393
Units redeemed                                                (10,199,642)        (2,679,836)
                                                         -----------------  -----------------
Net increase (decrease)                                        (6,979,229)         2,312,557
Units outstanding, beginning                                   14,423,581         12,111,024
                                                         -----------------  -----------------
Units outstanding, ending                                       7,444,352         14,423,581
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     55,374,379
Cost of units redeemed/account charges                                           (47,366,497)
Net investment income (loss)                                                         902,994
Net realized gain (loss)                                                           6,454,022
Realized gain distributions                                                        3,049,721
Net change in unrealized appreciation (depreciation)                               2,947,151
                                                                            -----------------
Net assets                                                                  $     21,361,770
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.87         7,444   $    21,362         1.25%         16.0%
12/31/2016          2.47        12,553        31,054         1.25%         12.4%
12/31/2015          2.20        10,261        22,574         1.25%         -2.0%
12/31/2014          2.25         5,716        12,835         1.25%          8.9%
12/31/2013          2.06         4,937        10,178         1.25%         33.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.97             0   $         0         1.00%         16.3%
12/31/2016          2.56             0             0         1.00%         12.7%
12/31/2015          2.27             0             0         1.00%         -1.8%
12/31/2014          2.31             0             0         1.00%          9.2%
12/31/2013          2.12             0             0         1.00%         34.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.08             0   $         0         0.75%         16.6%
12/31/2016          2.64             0             0         0.75%         13.0%
12/31/2015          2.34             0             0         0.75%         -1.5%
12/31/2014          2.38             0             0         0.75%          9.5%
12/31/2013          2.17             0             0         0.75%         34.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.19             0   $         0         0.50%         16.9%
12/31/2016          2.73             0             0         0.50%         13.3%
12/31/2015          2.41             0             0         0.50%         -1.3%
12/31/2014          2.44             0             0         0.50%          9.7%
12/31/2013          2.23             0             0         0.50%         34.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.31             0   $         0         0.25%         17.2%
12/31/2016          2.82             0             0         0.25%         13.6%
12/31/2015          2.49             0             0         0.25%         -1.0%
12/31/2014          2.51             0             0         0.25%         10.0%
12/31/2013          2.28             0             0         0.25%         35.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.49             0   $         0         0.00%         17.4%
12/31/2016          2.97         1,871         5,553         0.00%         13.9%
12/31/2015          2.61         1,850         4,824         0.00%         -0.8%
12/31/2014          2.63         1,754         4,609         0.00%         10.3%
12/31/2013          2.38         1,829         4,358         0.00%         35.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        1.8%
    2015        2.0%
    2014        2.1%
    2013        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              MFS INTERNATIONAL VALUE FUND R3 CLASS - 552746653

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    16,980,722   $   14,022,023          395,568
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (18,759)
                                     ----------------
Net assets                           $    16,961,963
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   16,961,963        9,424,816  $         1.80
Band 100                                        --               --            1.82
Band 75                                         --               --            1.85
Band 50                                         --               --            1.87
Band 25                                         --               --            1.89
Band 0                                          --               --            1.92
                                    --------------  ---------------
 Total                              $   16,961,963        9,424,816
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       241,206
Mortality & expense charges                                                        (194,407)
                                                                            ----------------
Net investment income (loss)                                                         46,799
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            350,268
Realized gain distributions                                                         178,170
Net change in unrealized appreciation (depreciation)                              2,915,357
                                                                            ----------------
Net gain (loss)                                                                   3,443,795
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     3,490,594
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         46,799   $         53,410
Net realized gain (loss)                                          350,268             30,024
Realized gain distributions                                       178,170             14,292
Net change in unrealized appreciation (depreciation)            2,915,357            246,590
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,490,594            344,316
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,711,381          4,227,687
Cost of units redeemed                                         (4,058,895)        (2,689,267)
Account charges                                                   (74,242)           (42,511)
                                                         -----------------  -----------------
Increase (decrease)                                              (421,756)         1,495,909
                                                         -----------------  -----------------
Net increase (decrease)                                         3,068,838          1,840,225
Net assets, beginning                                          13,893,125         12,052,900
                                                         -----------------  -----------------
Net assets, ending                                       $     16,961,963   $     13,893,125
                                                         =================  =================

Units sold                                                      4,367,181          2,989,070
Units redeemed                                                 (4,609,791)        (1,932,359)
                                                         -----------------  -----------------
Net increase (decrease)                                          (242,610)         1,056,711
Units outstanding, beginning                                    9,667,426          8,610,715
                                                         -----------------  -----------------
Units outstanding, ending                                       9,424,816          9,667,426
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    28,649,617
Cost of units redeemed/account charges                                          (15,827,940)
Net investment income (loss)                                                        244,845
Net realized gain (loss)                                                            433,508
Realized gain distributions                                                         503,234
Net change in unrealized appreciation (depreciation)                              2,958,699
                                                                            ----------------
Net assets                                                                  $    16,961,963
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80         9,425   $    16,962         1.25%         25.2%
12/31/2016          1.44         9,667        13,893         1.25%          2.7%
12/31/2015          1.40         8,611        12,053         1.25%          5.1%
12/31/2014          1.33         6,359         8,466         1.25%          0.0%
12/31/2013          1.33         2,254         2,999         1.25%         25.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.82             0   $         0         1.00%         25.5%
12/31/2016          1.45             0             0         1.00%          2.9%
12/31/2015          1.41             0             0         1.00%          5.4%
12/31/2014          1.34             0             0         1.00%          0.3%
12/31/2013          1.33             0             0         1.00%         26.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0   $         0         0.75%         25.9%
12/31/2016          1.47             0             0         0.75%          3.2%
12/31/2015          1.42             0             0         0.75%          5.7%
12/31/2014          1.35             0             0         0.75%          0.5%
12/31/2013          1.34             0             0         0.75%         26.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.87             0   $         0         0.50%         26.2%
12/31/2016          1.48             0             0         0.50%          3.4%
12/31/2015          1.43             0             0         0.50%          5.9%
12/31/2014          1.35             0             0         0.50%          0.8%
12/31/2013          1.34             0             0         0.50%         26.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89             0   $         0         0.25%         26.5%
12/31/2016          1.50             0             0         0.25%          3.7%
12/31/2015          1.44             0             0         0.25%          6.2%
12/31/2014          1.36             0             0         0.25%          1.0%
12/31/2013          1.35             0             0         0.25%         27.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.92             0   $         0         0.00%         26.8%
12/31/2016          1.51             0             0         0.00%          4.0%
12/31/2015          1.46             0             0         0.00%          6.5%
12/31/2014          1.37             0             0         0.00%          1.3%
12/31/2013          1.35             0             0         0.00%         27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        1.7%
    2015        1.5%
    2014        3.0%
    2013        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                  MFS TECHNOLOGY FUND R2 CLASS - 552983132

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        27,202  $        22,283               776
                                                       ===============   ===============
Receivables: investments sold                       8
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        27,210
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       27,210          18,374  $          1.48
Band 100                                        --              --             1.49
Band 75                                         --              --             1.49
Band 50                                         --              --             1.50
Band 25                                         --              --             1.51
Band 0                                          --              --             1.51
                                    --------------  --------------
 Total                              $       27,210          18,374
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                               (255)
                                                                              -----------------
Net investment income (loss)                                                              (255)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    35
Realized gain distributions                                                              1,022
Net change in unrealized appreciation (depreciation)                                     5,236
                                                                              -----------------
Net gain (loss)                                                                          6,293
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          6,038
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (255)  $             (5)
Net realized gain (loss)                                               35                 --
Realized gain distributions                                         1,022                 --
Net change in unrealized appreciation (depreciation)                5,236               (317)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   6,038               (322)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            5,140             16,466
Cost of units redeemed                                                 --                 --
Account charges                                                       (96)               (16)
                                                         -----------------  -----------------
Increase (decrease)                                                 5,044             16,450
                                                         -----------------  -----------------
Net increase (decrease)                                            11,082             16,128
Net assets, beginning                                              16,128                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         27,210   $         16,128
                                                         =================  =================

Units sold                                                          3,594             14,866
Units redeemed                                                        (71)               (15)
                                                         -----------------  -----------------
Net increase (decrease)                                             3,523             14,851
Units outstanding, beginning                                       14,851                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          18,374             14,851
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $         21,606
Cost of units redeemed/account charges                                                    (112)
Net investment income (loss)                                                              (260)
Net realized gain (loss)                                                                    35
Realized gain distributions                                                              1,022
Net change in unrealized appreciation (depreciation)                                     4,919
                                                                              -----------------
Net assets                                                                    $         27,210
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.48            18   $        27         1.25%         36.4%
12/31/2016          1.09            15            16         1.25%          8.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49             0   $         0         1.00%         36.7%
12/31/2016          1.09             0             0         1.00%          8.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49             0   $         0         0.75%         37.0%
12/31/2016          1.09             0             0         0.75%          8.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.50             0   $         0         0.50%         37.4%
12/31/2016          1.09             0             0         0.50%          9.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.51             0   $         0         0.25%         37.7%
12/31/2016          1.09             0             0         0.25%          9.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.51             0   $         0         0.00%         38.1%
12/31/2016          1.09             0             0         0.00%          9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                  MFS TECHNOLOGY FUND R3 CLASS - 55273H577

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,004,461  $      1,814,989           56,158
                                                      ================  ===============
Receivables: investments sold                 55,428
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,059,889
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,059,889       1,385,391  $          1.49
Band 100                                         --              --             1.49
Band 75                                          --              --             1.50
Band 50                                          --              --             1.51
Band 25                                          --              --             1.51
Band 0                                           --              --             1.52
                                    ---------------  --------------
 Total                              $     2,059,889       1,385,391
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (15,343)
                                                                            -----------------
Net investment income (loss)                                                         (15,343)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              20,425
Realized gain distributions                                                           71,278
Net change in unrealized appreciation (depreciation)                                 190,428
                                                                            -----------------
Net gain (loss)                                                                      282,131
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        266,788
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (15,343)  $            (62)
Net realized gain (loss)                                           20,425                 --
Realized gain distributions                                        71,278                627
Net change in unrealized appreciation (depreciation)              190,428               (956)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 266,788               (391)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,927,226             35,629
Cost of units redeemed                                           (169,294)               (43)
Account charges                                                       (23)                (3)
                                                         -----------------  -----------------
Increase (decrease)                                             1,757,909             35,583
                                                         -----------------  -----------------
Net increase (decrease)                                         2,024,697             35,192
Net assets, beginning                                              35,192                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      2,059,889   $         35,192
                                                         =================  =================

Units sold                                                      1,479,045             32,404
Units redeemed                                                   (126,016)               (42)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,353,029             32,362
Units outstanding, beginning                                       32,362                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,385,391             32,362
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,962,855
Cost of units redeemed/account charges                                              (169,363)
Net investment income (loss)                                                         (15,405)
Net realized gain (loss)                                                              20,425
Realized gain distributions                                                           71,905
Net change in unrealized appreciation (depreciation)                                 189,472
                                                                            -----------------
Net assets                                                                  $      2,059,889
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49         1,385   $     2,060         1.25%         36.7%
12/31/2016          1.09            32            35         1.25%          8.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49             0   $         0         1.00%         37.1%
12/31/2016          1.09             0             0         1.00%          8.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.50             0   $         0         0.75%         37.4%
12/31/2016          1.09             0             0         0.75%          9.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.51             0   $         0         0.50%         37.8%
12/31/2016          1.09             0             0         0.50%          9.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.51             0   $         0         0.25%         38.1%
12/31/2016          1.09             0             0         0.25%          9.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.52             0   $         0         0.00%         38.4%
12/31/2016          1.10             0             0         0.00%          9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       MFS EMERGING MARKETS DEBT FUND R6 CLASS - 552746364 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.09
Band 100                                        --              --            1.09
Band 75                                         --              --            1.09
Band 50                                         --              --            1.10
Band 25                                         --              --            1.10
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.25%          8.3%
12/31/2016          1.00             0             0         1.25%          0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.00%          8.6%
12/31/2016          1.00             0             0         1.00%          0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.75%          8.8%
12/31/2016          1.00             0             0         0.75%          0.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.50%          9.1%
12/31/2016          1.00             0             0         0.50%          0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.25%          9.4%
12/31/2016          1.00             0             0         0.25%          0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.00%          9.6%
12/31/2016          1.00             0             0         0.00%          0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                    MFS GROWTH FUND R6 CLASS - 552985673

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      798,051   $       802,143            8,340
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (244)
                                     ---------------
Net assets                           $      797,807
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       797,807         622,520  $         1.28
Band 100                                        --              --            1.28
Band 75                                         --              --            1.29
Band 50                                         --              --            1.29
Band 25                                         --              --            1.30
Band 0                                          --              --            1.30
                                   ---------------  --------------
 Total                             $       797,807         622,520
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                             (1,381)
                                                                              -----------------
Net investment income (loss)                                                            (1,381)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    92
Realized gain distributions                                                             19,327
Net change in unrealized appreciation (depreciation)                                    (4,092)
                                                                              -----------------
Net gain (loss)                                                                         15,327
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         13,946
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,381)  $             --
Net realized gain (loss)                                               92                 --
Realized gain distributions                                        19,327                 --
Net change in unrealized appreciation (depreciation)               (4,092)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  13,946                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,486,173                 --
Cost of units redeemed                                           (701,455)                --
Account charges                                                      (857)                --
                                                         -----------------  ----------------
Increase (decrease)                                               783,861                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           797,807                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        797,807   $             --
                                                         =================  ================

Units sold                                                      1,177,534                 --
Units redeemed                                                   (555,014)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           622,520                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         622,520                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $      1,486,173
Cost of units redeemed/account charges                                                (702,312)
Net investment income (loss)                                                            (1,381)
Net realized gain (loss)                                                                    92
Realized gain distributions                                                             19,327
Net change in unrealized appreciation (depreciation)                                    (4,092)
                                                                              -----------------
Net assets                                                                    $        797,807
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28           623   $       798         1.25%         29.4%
12/31/2016          0.99             0             0         1.25%         -0.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         1.00%         29.7%
12/31/2016          0.99             0             0         1.00%         -0.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.75%         30.0%
12/31/2016          0.99             0             0         0.75%         -0.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.50%         30.3%
12/31/2016          0.99             0             0         0.50%         -0.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.25%         30.7%
12/31/2016          0.99             0             0         0.25%         -0.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.00%         31.0%
12/31/2016          0.99             0             0         0.00%         -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          MFS INTERNATIONAL NEW DISCOVERY FUND R6 CLASS - 552981383

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,432,740   $     1,371,845           40,065
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (793)
                                     ---------------
Net assets                           $    1,431,947
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,431,947       1,090,009  $          1.31
Band 100                                         --              --             1.32
Band 75                                          --              --             1.32
Band 50                                          --              --             1.32
Band 25                                          --              --             1.33
Band 0                                           --              --             1.33
                                    ---------------  --------------
 Total                              $     1,431,947       1,090,009
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          9,495
Mortality & expense charges                                                            (4,610)
                                                                             -----------------
Net investment income (loss)                                                            4,885
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,254
Realized gain distributions                                                            13,829
Net change in unrealized appreciation (depreciation)                                   60,895
                                                                             -----------------
Net gain (loss)                                                                        76,978
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         81,863
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,885   $             --
Net realized gain (loss)                                            2,254                 --
Realized gain distributions                                        13,829                 --
Net change in unrealized appreciation (depreciation)               60,895                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  81,863                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,095,448                 --
Cost of units redeemed                                           (745,233)                --
Account charges                                                      (131)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,350,084                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,431,947                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,431,947   $             --
                                                         =================  ================

Units sold                                                      1,726,354                 --
Units redeemed                                                   (636,345)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,090,009                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,090,009                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,095,448
Cost of units redeemed/account charges                                               (745,364)
Net investment income (loss)                                                            4,885
Net realized gain (loss)                                                                2,254
Realized gain distributions                                                            13,829
Net change in unrealized appreciation (depreciation)                                   60,895
                                                                             -----------------
Net assets                                                                   $      1,431,947
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31         1,090   $     1,432         1.25%         30.5%
12/31/2016          1.01             0             0         1.25%          0.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         1.00%         30.8%
12/31/2016          1.01             0             0         1.00%          0.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.75%         31.2%
12/31/2016          1.01             0             0         0.75%          0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.50%         31.5%
12/31/2016          1.01             0             0         0.50%          0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.25%         31.8%
12/31/2016          1.01             0             0         0.25%          0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.00%         32.2%
12/31/2016          1.01             0             0         0.00%          0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              MFS INTERNATIONAL VALUE FUND R6 CLASS - 552746349

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,132,897  $     1,127,360           26,199
                                                       ===============  ===============
Receivables: investments sold                   1,294
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,134,191
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,134,191         888,578  $          1.28
Band 100                                        --              --             1.28
Band 75                                         --              --             1.28
Band 50                                         --              --             1.29
Band 25                                         --              --             1.29
Band 0                                          --              --             1.29
                                    --------------  --------------
 Total                              $    1,134,191         888,578
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         15,314
Mortality & expense charges                                                            (2,018)
                                                                             -----------------
Net investment income (loss)                                                           13,296
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,983
Realized gain distributions                                                             9,257
Net change in unrealized appreciation (depreciation)                                    5,537
                                                                             -----------------
Net gain (loss)                                                                        17,777
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         31,073
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         13,296   $             --
Net realized gain (loss)                                            2,983                 --
Realized gain distributions                                         9,257                 --
Net change in unrealized appreciation (depreciation)                5,537                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  31,073                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,250,802                 --
Cost of units redeemed                                         (1,146,596)                --
Account charges                                                    (1,088)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,103,118                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,134,191                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,134,191   $             --
                                                         =================  ================

Units sold                                                      1,810,270                 --
Units redeemed                                                   (921,692)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           888,578                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         888,578                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,250,802
Cost of units redeemed/account charges                                             (1,147,684)
Net investment income (loss)                                                           13,296
Net realized gain (loss)                                                                2,983
Realized gain distributions                                                             9,257
Net change in unrealized appreciation (depreciation)                                    5,537
                                                                             -----------------
Net assets                                                                   $      1,134,191
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28           889   $     1,134         1.25%         25.7%
12/31/2016          1.02             0             0         1.25%          1.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         1.00%         26.0%
12/31/2016          1.02             0             0         1.00%          1.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.75%         26.3%
12/31/2016          1.02             0             0         0.75%          1.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.50%         26.6%
12/31/2016          1.02             0             0         0.50%          1.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.25%         26.9%
12/31/2016          1.02             0             0         0.25%          1.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.00%         27.3%
12/31/2016          1.02             0             0         0.00%          1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND R6 CLASS - 575719828

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        76,810   $        75,818            2,685
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (54)
                                     ----------------
Net assets                           $        76,756
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       76,756          60,768  $          1.26
Band 100                                        --              --             1.27
Band 75                                         --              --             1.27
Band 50                                         --              --             1.27
Band 25                                         --              --             1.28
Band 0                                          --              --             1.28
                                    --------------  --------------
 Total                              $       76,756          60,768
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             860
Mortality & expense charges                                                                (356)
                                                                              ------------------
Net investment income (loss)                                                                504
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      8
Realized gain distributions                                                               4,177
Net change in unrealized appreciation (depreciation)                                        992
                                                                              ------------------
Net gain (loss)                                                                           5,177
                                                                              ------------------

Increase (decrease) in net assets from operations                             $           5,681
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            504   $             --
Net realized gain (loss)                                                8                 --
Realized gain distributions                                         4,177                 --
Net change in unrealized appreciation (depreciation)                  992                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   5,681                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           71,164                 --
Cost of units redeemed                                                 --                 --
Account charges                                                       (89)                --
                                                         -----------------  ----------------
Increase (decrease)                                                71,075                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            76,756                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         76,756   $             --
                                                         =================  ================

Units sold                                                         60,839                 --
Units redeemed                                                        (71)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            60,768                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          60,768                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $         71,164
Cost of units redeemed/account charges                                                      (89)
Net investment income (loss)                                                                504
Net realized gain (loss)                                                                      8
Realized gain distributions                                                               4,177
Net change in unrealized appreciation (depreciation)                                        992
                                                                               -----------------
Net assets                                                                     $         76,756
                                                                               =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26            61   $        77         1.25%         27.5%
12/31/2016          0.99             0             0         1.25%         -1.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         1.00%         27.9%
12/31/2016          0.99             0             0         1.00%         -0.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.75%         28.2%
12/31/2016          0.99             0             0         0.75%         -0.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.50%         28.5%
12/31/2016          0.99             0             0         0.50%         -0.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.25%         28.8%
12/31/2016          0.99             0             0         0.25%         -0.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.00%         29.1%
12/31/2016          0.99             0             0         0.00%         -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 MFS MID CAP VALUE FUND R6 CLASS - 55273W475

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     4,065,452  $      3,940,986          171,655
                                                      ================  ===============
Receivables: investments sold                 21,665
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     4,087,117
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,087,117       3,700,125  $          1.10
Band 100                                         --              --             1.11
Band 75                                          --              --             1.11
Band 50                                          --              --             1.11
Band 25                                          --              --             1.12
Band 0                                           --              --             1.12
                                    ---------------  --------------
 Total                              $     4,087,117       3,700,125
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         31,566
Mortality & expense charges                                                           (21,759)
                                                                             -----------------
Net investment income (loss)                                                            9,807
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,223
Realized gain distributions                                                           112,452
Net change in unrealized appreciation (depreciation)                                  124,466
                                                                             -----------------
Net gain (loss)                                                                       241,141
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        250,948
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          9,807   $             --
Net realized gain (loss)                                            4,223                 --
Realized gain distributions                                       112,452                 --
Net change in unrealized appreciation (depreciation)              124,466                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 250,948                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        6,767,182                 --
Cost of units redeemed                                         (2,928,049)                --
Account charges                                                    (2,964)                --
                                                         -----------------  ----------------
Increase (decrease)                                             3,836,169                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         4,087,117                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      4,087,117   $             --
                                                         =================  ================

Units sold                                                      6,528,104                 --
Units redeemed                                                 (2,827,979)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         3,700,125                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       3,700,125                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      6,767,182
Cost of units redeemed/account charges                                             (2,931,013)
Net investment income (loss)                                                            9,807
Net realized gain (loss)                                                                4,223
Realized gain distributions                                                           112,452
Net change in unrealized appreciation (depreciation)                                  124,466
                                                                             -----------------
Net assets                                                                   $      4,087,117
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10         3,700   $     4,087         1.25%         12.4%
12/31/2016          0.98             0             0         1.25%         -1.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%         12.7%
12/31/2016          0.98             0             0         1.00%         -1.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.75%         13.0%
12/31/2016          0.98             0             0         0.75%         -1.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.50%         13.3%
12/31/2016          0.98             0             0         0.50%         -1.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.25%         13.6%
12/31/2016          0.98             0             0         0.25%         -1.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.00%         13.8%
12/31/2016          0.98             0             0         0.00%         -1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                  MFS TECHNOLOGY FUND R6 CLASS - 55273H338

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        458,926  $       446,304           11,755
                                                       ===============  ===============
Receivables: investments sold                   3,316
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        462,242
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       462,242         341,103  $         1.36
Band 100                                        --              --            1.36
Band 75                                         --              --            1.36
Band 50                                         --              --            1.37
Band 25                                         --              --            1.37
Band 0                                          --              --            1.37
                                   ---------------  --------------
 Total                             $       462,242         341,103
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (2,505)
                                                                            -----------------
Net investment income (loss)                                                          (2,505)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              29,413
Realized gain distributions                                                           10,032
Net change in unrealized appreciation (depreciation)                                  12,622
                                                                            -----------------
Net gain (loss)                                                                       52,067
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         49,562
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,505)  $             --
Net realized gain (loss)                                           29,413                 --
Realized gain distributions                                        10,032                 --
Net change in unrealized appreciation (depreciation)               12,622                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  49,562                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          626,295                 --
Cost of units redeemed                                           (213,605)                --
Account charges                                                       (10)                --
                                                         -----------------  ----------------
Increase (decrease)                                               412,680                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           462,242                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        462,242   $             --
                                                         =================  ================

Units sold                                                        504,540                 --
Units redeemed                                                   (163,437)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           341,103                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         341,103                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        626,295
Cost of units redeemed/account charges                                              (213,615)
Net investment income (loss)                                                          (2,505)
Net realized gain (loss)                                                              29,413
Realized gain distributions                                                           10,032
Net change in unrealized appreciation (depreciation)                                  12,622
                                                                            -----------------
Net assets                                                                  $        462,242
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36           341   $       462         1.25%         37.2%
12/31/2016          0.99             0             0         1.25%         -1.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         1.00%         37.5%
12/31/2016          0.99             0             0         1.00%         -1.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         0.75%         37.9%
12/31/2016          0.99             0             0         0.75%         -1.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.50%         38.2%
12/31/2016          0.99             0             0         0.50%         -1.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.25%         38.6%
12/31/2016          0.99             0             0         0.25%         -1.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.00%         38.9%
12/31/2016          0.99             0             0         0.00%         -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                     MFS VALUE FUND R6 CLASS - 55273H353

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     4,170,035  $      3,935,809          103,230
                                                      ================  ===============
Receivables: investments sold                 17,014
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     4,187,049
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,300,805       1,124,262  $          1.16
Band 100                                         --              --             1.16
Band 75                                          --              --             1.16
Band 50                                          --              --             1.17
Band 25                                          --              --             1.17
Band 0                                    2,886,244       2,461,811             1.17
                                    ---------------  --------------
 Total                              $     4,187,049       3,586,073
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         52,289
Mortality & expense charges                                                           (7,227)
                                                                            -----------------
Net investment income (loss)                                                          45,062
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              21,092
Realized gain distributions                                                          118,547
Net change in unrealized appreciation (depreciation)                                 234,226
                                                                            -----------------
Net gain (loss)                                                                      373,865
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        418,927
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         45,062   $             --
Net realized gain (loss)                                           21,092                 --
Realized gain distributions                                       118,547                 --
Net change in unrealized appreciation (depreciation)              234,226                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 418,927                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        5,452,880                 --
Cost of units redeemed                                         (1,682,006)                --
Account charges                                                    (2,752)                --
                                                         -----------------  ----------------
Increase (decrease)                                             3,768,122                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         4,187,049                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      4,187,049   $             --
                                                         =================  ================

Units sold                                                      5,131,023                 --
Units redeemed                                                 (1,544,950)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         3,586,073                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       3,586,073                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      5,452,880
Cost of units redeemed/account charges                                            (1,684,758)
Net investment income (loss)                                                          45,062
Net realized gain (loss)                                                              21,092
Realized gain distributions                                                          118,547
Net change in unrealized appreciation (depreciation)                                 234,226
                                                                            -----------------
Net assets                                                                  $      4,187,049
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16         1,124   $     1,301         1.25%         16.4%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         1.00%         16.7%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.75%         17.0%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.50%         17.3%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.25%         17.6%
12/31/2016          0.99             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17         2,462   $     2,886         0.00%         17.9%
12/31/2016          0.99             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          MFS MID CAP GROWTH FUND R6 CLASS - 552987554 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          1.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          1.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          1.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          1.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          1.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        NEUBERGER BERMAN EMERGING MARKETS EQUITY FUND A CLASS - 641224431

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       323,159   $       305,913           14,998
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,351)
                                     ----------------
Net assets                           $       320,808
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       320,808         233,283  $         1.38
Band 100                                        --              --            1.39
Band 75                                         --              --            1.41
Band 50                                         --              --            1.42
Band 25                                         --              --            1.44
Band 0                                          --              --            1.46
                                   ---------------  --------------
 Total                             $       320,808         233,283
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,474
Mortality & expense charges                                                              (715)
                                                                             -----------------
Net investment income (loss)                                                              759
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  723
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   17,144
                                                                             -----------------
Net gain (loss)                                                                        17,867
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         18,626
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            759   $             (3)
Net realized gain (loss)                                              723                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               17,144                102
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  18,626                 99
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          296,293             16,076
Cost of units redeemed                                            (10,077)                --
Account charges                                                      (189)               (20)
                                                         -----------------  -----------------
Increase (decrease)                                               286,027             16,056
                                                         -----------------  -----------------
Net increase (decrease)                                           304,653             16,155
Net assets, beginning                                              16,155                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        320,808   $         16,155
                                                         =================  =================

Units sold                                                        225,096             16,413
Units redeemed                                                     (8,206)               (20)
                                                         -----------------  -----------------
Net increase (decrease)                                           216,890             16,393
Units outstanding, beginning                                       16,393                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         233,283             16,393
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        312,369
Cost of units redeemed/account charges                                                (10,286)
Net investment income (loss)                                                              756
Net realized gain (loss)                                                                  723
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   17,246
                                                                             -----------------
Net assets                                                                   $        320,808
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38           233   $       321         1.25%         39.5%
12/31/2016          0.99            16            16         1.25%          7.5%
12/31/2015          0.92             0             0         1.25%        -12.8%
12/31/2014          1.05             0             0         1.25%         -4.3%
12/31/2013          1.10             0             0         1.25%          9.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         1.00%         39.9%
12/31/2016          0.99             0             0         1.00%          7.8%
12/31/2015          0.92             0             0         1.00%        -12.6%
12/31/2014          1.05             0             0         1.00%         -4.1%
12/31/2013          1.10             0             0         1.00%         10.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.75%         40.2%
12/31/2016          1.00             0             0         0.75%          8.1%
12/31/2015          0.93             0             0         0.75%        -12.4%
12/31/2014          1.06             0             0         0.75%         -3.8%
12/31/2013          1.10             0             0         0.75%         10.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0   $         0         0.50%         40.6%
12/31/2016          1.01             0             0         0.50%          8.3%
12/31/2015          0.93             0             0         0.50%        -12.1%
12/31/2014          1.06             0             0         0.50%         -3.6%
12/31/2013          1.10             0             0         0.50%         10.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44             0   $         0         0.25%         40.9%
12/31/2016          1.02             0             0         0.25%          8.6%
12/31/2015          0.94             0             0         0.25%        -11.9%
12/31/2014          1.07             0             0         0.25%         -3.3%
12/31/2013          1.10             0             0         0.25%         10.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0   $         0         0.00%         41.3%
12/31/2016          1.03             0             0         0.00%          8.9%
12/31/2015          0.95             0             0         0.00%        -11.7%
12/31/2014          1.07             0             0         0.00%         -3.1%
12/31/2013          1.11             0             0         0.00%         10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     NEUBERGER BERMAN EMERGING MARKETS EQUITY FUND R3 CLASS - 64122Q804

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        44,301   $        34,475            2,067
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,067)
                                     ----------------
Net assets                           $        43,234
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       43,234          32,059  $          1.35
Band 100                                        --              --             1.36
Band 75                                         --              --             1.38
Band 50                                         --              --             1.40
Band 25                                         --              --             1.41
Band 0                                          --              --             1.43
                                    --------------  --------------
 Total                              $       43,234          32,059
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            138
Mortality & expense charges                                                              (444)
                                                                             -----------------
Net investment income (loss)                                                             (306)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,503
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    9,756
                                                                             -----------------
Net gain (loss)                                                                        11,259
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         10,953
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (306)  $           (292)
Net realized gain (loss)                                             1,503                (47)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                 9,756              2,085
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   10,953              1,746
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            28,443             11,294
Cost of units redeemed                                             (25,528)              (271)
Account charges                                                         (4)               (14)
                                                          -----------------  -----------------
Increase (decrease)                                                  2,911             11,009
                                                          -----------------  -----------------
Net increase (decrease)                                             13,864             12,755
Net assets, beginning                                               29,370             16,615
                                                          -----------------  -----------------
Net assets, ending                                        $         43,234   $         29,370
                                                          =================  =================

Units sold                                                          26,405             12,225
Units redeemed                                                     (24,588)              (315)
                                                          -----------------  -----------------
Net increase (decrease)                                              1,817             11,910
Units outstanding, beginning                                        30,242             18,332
                                                          -----------------  -----------------
Units outstanding, ending                                           32,059             30,242
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         58,485
Cost of units redeemed/account charges                                                (25,838)
Net investment income (loss)                                                             (688)
Net realized gain (loss)                                                                1,449
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    9,826
                                                                             -----------------
Net assets                                                                   $         43,234
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35            32   $        43         1.25%         38.9%
12/31/2016          0.97            30            29         1.25%          7.2%
12/31/2015          0.91            18            17         1.25%        -13.2%
12/31/2014          1.04             0             0         1.25%         -4.7%
12/31/2013          1.09             0             0         1.25%          9.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         1.00%         39.2%
12/31/2016          0.98             0             0         1.00%          7.4%
12/31/2015          0.91             0             0         1.00%        -12.9%
12/31/2014          1.05             0             0         1.00%         -4.4%
12/31/2013          1.10             0             0         1.00%          9.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.75%         39.6%
12/31/2016          0.99             0             0         0.75%          7.7%
12/31/2015          0.92             0             0         0.75%        -12.7%
12/31/2014          1.05             0             0         0.75%         -4.2%
12/31/2013          1.10             0             0         0.75%          9.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40             0   $         0         0.50%         39.9%
12/31/2016          1.00             0             0         0.50%          8.0%
12/31/2015          0.92             0             0         0.50%        -12.5%
12/31/2014          1.06             0             0         0.50%         -4.0%
12/31/2013          1.10             0             0         0.50%          9.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.25%         40.3%
12/31/2016          1.01             0             0         0.25%          8.2%
12/31/2015          0.93             0             0         0.25%        -12.3%
12/31/2014          1.06             0             0         0.25%         -3.7%
12/31/2013          1.10             0             0         0.25%         10.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         0.00%         40.6%
12/31/2016          1.01             0             0         0.00%          8.5%
12/31/2015          0.94             0             0         0.00%        -12.1%
12/31/2014          1.06             0             0         0.00%         -3.5%
12/31/2013          1.10             0             0         0.00%         10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        0.1%
    2015        0.4%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            NEUBERGER BERMAN FOCUS FUND ADVISOR CLASS - 64122M209

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       70,594   $        82,947           15,452
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (131)
                                     ---------------
Net assets                           $       70,463
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       54,804          26,425  $          2.07
Band 100                                    15,659           7,286             2.15
Band 75                                         --              --             2.23
Band 50                                         --              --             2.31
Band 25                                         --              --             2.39
Band 0                                          --              --             2.48
                                    --------------  --------------
 Total                              $       70,463          33,711
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (893)
                                                                             -----------------
Net investment income (loss)                                                             (893)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (23,361)
Realized gain distributions                                                            22,395
Net change in unrealized appreciation (depreciation)                                   17,206
                                                                             -----------------
Net gain (loss)                                                                        16,240
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         15,347
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (893)  $            170
Net realized gain (loss)                                           (23,361)            (3,131)
Realized gain distributions                                         22,395             17,225
Net change in unrealized appreciation (depreciation)                17,206            (12,137)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   15,347              2,127
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             8,283             83,310
Cost of units redeemed                                             (94,428)            (7,631)
Account charges                                                        (45)                (8)
                                                          -----------------  -----------------
Increase (decrease)                                                (86,190)            75,671
                                                          -----------------  -----------------
Net increase (decrease)                                            (70,843)            77,798
Net assets, beginning                                              141,306             63,508
                                                          -----------------  -----------------
Net assets, ending                                        $         70,463   $        141,306
                                                          =================  =================

Units sold                                                           4,182             45,416
Units redeemed                                                     (48,763)            (4,626)
                                                          -----------------  -----------------
Net increase (decrease)                                            (44,581)            40,790
Units outstanding, beginning                                        78,292             37,502
                                                          -----------------  -----------------
Units outstanding, ending                                           33,711             78,292
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        234,362
Cost of units redeemed/account charges                                               (204,567)
Net investment income (loss)                                                           (1,121)
Net realized gain (loss)                                                              (33,785)
Realized gain distributions                                                            87,927
Net change in unrealized appreciation (depreciation)                                  (12,353)
                                                                             -----------------
Net assets                                                                   $         70,463
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07            26   $        55         1.25%         17.5%
12/31/2016          1.77            26            46         1.25%          5.4%
12/31/2015          1.68            24            41         1.25%         -1.5%
12/31/2014          1.70            24            40         1.25%          8.8%
12/31/2013          1.56            41            64         1.25%         33.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.15             7   $        16         1.00%         17.8%
12/31/2016          1.82            52            95         1.00%          5.6%
12/31/2015          1.73            13            23         1.00%         -1.2%
12/31/2014          1.75            14            25         1.00%          9.1%
12/31/2013          1.60             0             0         1.00%         33.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.23             0   $         0         0.75%         18.1%
12/31/2016          1.89             0             0         0.75%          5.9%
12/31/2015          1.78             0             0         0.75%         -1.0%
12/31/2014          1.80             0             0         0.75%          9.4%
12/31/2013          1.64             0             0         0.75%         34.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.31             0   $         0         0.50%         18.4%
12/31/2016          1.95             0             0         0.50%          6.2%
12/31/2015          1.84             0             0         0.50%         -0.8%
12/31/2014          1.85             0             0         0.50%          9.6%
12/31/2013          1.69             0             0         0.50%         34.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.39             0   $         0         0.25%         18.7%
12/31/2016          2.02             0             0         0.25%          6.4%
12/31/2015          1.89             0             0         0.25%         -0.5%
12/31/2014          1.90             0             0         0.25%          9.9%
12/31/2013          1.73             0             0         0.25%         34.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.48             0   $         0         0.00%         19.0%
12/31/2016          2.08             0             0         0.00%          6.7%
12/31/2015          1.95             0             0         0.00%         -0.3%
12/31/2014          1.96             0             0         0.00%         10.2%
12/31/2013          1.78             0             0         0.00%         35.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.8%
    2015        2.0%
    2014        1.2%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         NEUBERGER BERMAN SMALL CAP GROWTH FUND R3 CLASS - 641224183

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         62,183  $        58,337            2,575
                                                       ===============  ===============
Receivables: investments sold                      47
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         62,230
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       62,230          27,163  $          2.29
Band 100                                        --              --             2.34
Band 75                                         --              --             2.38
Band 50                                         --              --             2.43
Band 25                                         --              --             2.48
Band 0                                          --              --             2.53
                                    --------------  --------------
 Total                              $       62,230          27,163
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (417)
                                                                             -----------------
Net investment income (loss)                                                             (417)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  543
Realized gain distributions                                                             1,276
Net change in unrealized appreciation (depreciation)                                    5,854
                                                                             -----------------
Net gain (loss)                                                                         7,673
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          7,256
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (417)  $           (331)
Net realized gain (loss)                                              543            (14,166)
Realized gain distributions                                         1,276                 --
Net change in unrealized appreciation (depreciation)                5,854             11,090
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   7,256             (3,407)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           37,788              3,782
Cost of units redeemed                                             (8,336)           (40,365)
Account charges                                                       (22)                (6)
                                                         -----------------  -----------------
Increase (decrease)                                                29,430            (36,589)
                                                         -----------------  -----------------
Net increase (decrease)                                            36,686            (39,996)
Net assets, beginning                                              25,544             65,540
                                                         -----------------  -----------------
Net assets, ending                                       $         62,230   $         25,544
                                                         =================  =================

Units sold                                                         17,118              2,389
Units redeemed                                                     (4,020)           (26,053)
                                                         -----------------  -----------------
Net increase (decrease)                                            13,098            (23,664)
Units outstanding, beginning                                       14,065             37,729
                                                         -----------------  -----------------
Units outstanding, ending                                          27,163             14,065
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        137,805
Cost of units redeemed/account charges                                                 (81,341)
Net investment income (loss)                                                            (2,236)
Net realized gain (loss)                                                                (2,160)
Realized gain distributions                                                              6,316
Net change in unrealized appreciation (depreciation)                                     3,846
                                                                              -----------------
Net assets                                                                    $         62,230
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.29            27   $        62         1.25%         26.1%
12/31/2016          1.82            14            26         1.25%          4.6%
12/31/2015          1.74            38            66         1.25%         -7.1%
12/31/2014          1.87            22            41         1.25%          2.3%
12/31/2013          1.83            16            29         1.25%         44.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.34             0   $         0         1.00%         26.5%
12/31/2016          1.85             0             0         1.00%          4.8%
12/31/2015          1.76             0             0         1.00%         -6.8%
12/31/2014          1.89             0             0         1.00%          2.5%
12/31/2013          1.85             0             0         1.00%         45.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.38             0   $         0         0.75%         26.8%
12/31/2016          1.88             0             0         0.75%          5.1%
12/31/2015          1.79             0             0         0.75%         -6.6%
12/31/2014          1.92             0             0         0.75%          2.8%
12/31/2013          1.87             0             0         0.75%         45.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.43             0   $         0         0.50%         27.1%
12/31/2016          1.91             0             0         0.50%          5.3%
12/31/2015          1.82             0             0         0.50%         -6.4%
12/31/2014          1.94             0             0         0.50%          3.0%
12/31/2013          1.88             0             0         0.50%         46.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.48             0   $         0         0.25%         27.4%
12/31/2016          1.95             0             0         0.25%          5.6%
12/31/2015          1.85             0             0         0.25%         -6.1%
12/31/2014          1.97             0             0         0.25%          3.3%
12/31/2013          1.90             0             0         0.25%         46.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.53             0   $         0         0.00%         27.7%
12/31/2016          1.98             0             0         0.00%          5.9%
12/31/2015          1.87             0             0         0.00%         -5.9%
12/31/2014          1.99             0             0         0.00%          3.5%
12/31/2013          1.92             0             0         0.00%         46.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           NEUBERGER BERMAN SMALL CAP GROWTH FUND A CLASS - 641224225

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        88,311   $        61,173            2,296
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (73)
                                     ----------------
Net assets                           $        88,238
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       88,238          37,735  $          2.34
Band 100                                        --              --             2.39
Band 75                                         --              --             2.43
Band 50                                         --              --             2.48
Band 25                                         --              --             2.53
Band 0                                          --              --             2.59
                                    --------------  --------------
 Total                              $       88,238          37,735
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (997)
                                                                             -----------------
Net investment income (loss)                                                             (997)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,463
Realized gain distributions                                                             1,149
Net change in unrealized appreciation (depreciation)                                   16,998
                                                                             -----------------
Net gain (loss)                                                                        19,610
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         18,613
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (997)  $         (1,312)
Net realized gain (loss)                                             1,463             (3,181)
Realized gain distributions                                          1,149                 --
Net change in unrealized appreciation (depreciation)                16,998             17,051
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   18,613             12,558
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             3,500             54,210
Cost of units redeemed                                              (5,458)           (71,473)
Account charges                                                       (578)              (493)
                                                          -----------------  -----------------
Increase (decrease)                                                 (2,536)           (17,756)
                                                          -----------------  -----------------
Net increase (decrease)                                             16,077             (5,198)
Net assets, beginning                                               72,161             77,359
                                                          -----------------  -----------------
Net assets, ending                                        $         88,238   $         72,161
                                                          =================  =================

Units sold                                                           1,664             34,491
Units redeemed                                                      (2,950)           (39,320)
                                                          -----------------  -----------------
Net increase (decrease)                                             (1,286)            (4,829)
Units outstanding, beginning                                        39,021             43,850
                                                          -----------------  -----------------
Units outstanding, ending                                           37,735             39,021
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        138,461
Cost of units redeemed/account charges                                                 (78,332)
Net investment income (loss)                                                            (2,425)
Net realized gain (loss)                                                                (1,733)
Realized gain distributions                                                              5,129
Net change in unrealized appreciation (depreciation)                                    27,138
                                                                              -----------------
Net assets                                                                    $         88,238
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.34            38   $        88         1.25%         26.4%
12/31/2016          1.85            39            72         1.25%          4.8%
12/31/2015          1.76            44            77         1.25%         -6.9%
12/31/2014          1.89             0             0         1.25%          2.5%
12/31/2013          1.85             0             0         1.25%         45.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.39             0   $         0         1.00%         26.8%
12/31/2016          1.88             0             0         1.00%          5.1%
12/31/2015          1.79             0             0         1.00%         -6.6%
12/31/2014          1.92             0             0         1.00%          2.8%
12/31/2013          1.87             0             0         1.00%         45.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.43             0   $         0         0.75%         27.1%
12/31/2016          1.92             0             0         0.75%          5.3%
12/31/2015          1.82             0             0         0.75%         -6.4%
12/31/2014          1.94             0             0         0.75%          3.0%
12/31/2013          1.88             0             0         0.75%         45.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.48             0   $         0         0.50%         27.4%
12/31/2016          1.95             0             0         0.50%          5.6%
12/31/2015          1.85             0             0         0.50%         -6.2%
12/31/2014          1.97             0             0         0.50%          3.3%
12/31/2013          1.90             0             0         0.50%         46.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.53             0   $         0         0.25%         27.7%
12/31/2016          1.98             0             0         0.25%          5.9%
12/31/2015          1.87             0             0         0.25%         -5.9%
12/31/2014          1.99             0             0         0.25%          3.6%
12/31/2013          1.92             0             0         0.25%         46.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.59             0   $         0         0.00%         28.0%
12/31/2016          2.02             0             0         0.00%          6.1%
12/31/2015          1.90             0             0         0.00%         -5.7%
12/31/2014          2.02             0             0         0.00%          3.8%
12/31/2013          1.94             0             0         0.00%         47.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        NEUBERGER BERMAN SMALL CAP GROWTH FUND ADVISOR CLASS - 641224829

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       262,532   $       204,646           10,824
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,763)
                                     ----------------
Net assets                           $       260,769
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       242,779         101,351  $         2.40
Band 100                                    17,990           7,269            2.47
Band 75                                         --              --            2.56
Band 50                                         --              --            2.64
Band 25                                         --              --            2.73
Band 0                                          --              --            2.82
                                   ---------------  --------------
 Total                             $       260,769         108,620
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (3,450)
                                                                            -----------------
Net investment income (loss)                                                          (3,450)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              22,605
Realized gain distributions                                                            5,407
Net change in unrealized appreciation (depreciation)                                  41,383
                                                                            -----------------
Net gain (loss)                                                                       69,395
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         65,945
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,450)  $         (4,608)
Net realized gain (loss)                                           22,605             (3,867)
Realized gain distributions                                         5,407                 --
Net change in unrealized appreciation (depreciation)               41,383             13,763
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  65,945              5,288
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           36,916             84,939
Cost of units redeemed                                           (153,118)          (340,761)
Account charges                                                       (92)               (93)
                                                         -----------------  -----------------
Increase (decrease)                                              (116,294)          (255,915)
                                                         -----------------  -----------------
Net increase (decrease)                                           (50,349)          (250,627)
Net assets, beginning                                             311,118            561,745
                                                         -----------------  -----------------
Net assets, ending                                       $        260,769   $        311,118
                                                         =================  =================

Units sold                                                         16,890             49,174
Units redeemed                                                    (71,781)          (190,010)
                                                         -----------------  -----------------
Net increase (decrease)                                           (54,891)          (140,836)
Units outstanding, beginning                                      163,511            304,347
                                                         -----------------  -----------------
Units outstanding, ending                                         108,620            163,511
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     3,459,164
Cost of units redeemed/account charges                                           (3,427,071)
Net investment income (loss)                                                        (85,521)
Net realized gain (loss)                                                            206,764
Realized gain distributions                                                          49,547
Net change in unrealized appreciation (depreciation)                                 57,886
                                                                            ----------------
Net assets                                                                  $       260,769
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.40           101   $       243         1.25%         26.1%
12/31/2016          1.90           154           293         1.25%          4.6%
12/31/2015          1.82           264           479         1.25%         -7.1%
12/31/2014          1.95           279           545         1.25%          2.3%
12/31/2013          1.91           315           602         1.25%         44.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.47             7   $        18         1.00%         26.4%
12/31/2016          1.96             9            18         1.00%          4.8%
12/31/2015          1.87             9            17         1.00%         -6.8%
12/31/2014          2.00            11            23         1.00%          2.5%
12/31/2013          1.96             0             0         1.00%         45.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.56             0   $         0         0.75%         26.7%
12/31/2016          2.02             0             0         0.75%          5.1%
12/31/2015          1.92             0             0         0.75%         -6.6%
12/31/2014          2.06             0             0         0.75%          2.8%
12/31/2013          2.00             0             0         0.75%         45.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.64             0   $         0         0.50%         27.1%
12/31/2016          2.08             0             0         0.50%          5.4%
12/31/2015          1.97             0             0         0.50%         -6.4%
12/31/2014          2.11             0             0         0.50%          3.0%
12/31/2013          2.05             0             0         0.50%         45.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.73             0   $         0         0.25%         27.4%
12/31/2016          2.14             0             0         0.25%          5.6%
12/31/2015          2.03             0             0         0.25%         -6.1%
12/31/2014          2.16             0             0         0.25%          3.3%
12/31/2013          2.09             0             0         0.25%         46.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.82             0   $         0         0.00%         27.7%
12/31/2016          2.21             0             0         0.00%          5.9%
12/31/2015          2.09            31            65         0.00%         -5.9%
12/31/2014          2.22            39            87         0.00%          3.6%
12/31/2013          2.14            44            94         0.00%         46.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND A CLASS - 641224175

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       151,914   $       148,639            3,976
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (42)
                                     ----------------
Net assets                           $       151,872
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       151,872          69,980  $         2.17
Band 100                                        --              --            2.18
Band 75                                         --              --            2.18
Band 50                                         --              --            2.19
Band 25                                         --              --            2.20
Band 0                                          --              --            2.20
                                   ---------------  --------------
 Total                             $       151,872          69,980
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             632
Mortality & expense charges                                                             (1,766)
                                                                             ------------------
Net investment income (loss)                                                            (1,134)
                                                                             ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (553)
Realized gain distributions                                                              7,783
Net change in unrealized appreciation (depreciation)                                    16,858
                                                                             ------------------
Net gain (loss)                                                                         24,088
                                                                             ------------------

Increase (decrease) in net assets from operations                            $          22,954
                                                                             ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                          PERIOD ENDED           PERIOD ENDED
                                                          DECEMBER 31,           DECEMBER 31,
                                                              2017*                  2016*
                                                        ---------------------  --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                            $          (1,134)     $          1,555
Net realized gain (loss)                                             (553)                   (5)
Realized gain distributions                                         7,783                 9,671
Net change in unrealized appreciation (depreciation)               16,858               (13,583)
                                                        ---------------------  --------------------
Increase (decrease) in net assets from operations                  22,954                (2,362)
                                                        ---------------------  --------------------

Contract owner transactions:
Proceeds from units sold                                           22,266               154,697
Cost of units redeemed                                            (45,424)                   --
Account charges                                                      (254)                   (5)
                                                        ---------------------  --------------------
Increase (decrease)                                               (23,412)              154,692
                                                        ---------------------  --------------------
Net increase (decrease)                                              (458)              152,330
Net assets, beginning                                             152,330                    --
                                                        ---------------------  --------------------
Net assets, ending                                      $         151,872      $        152,330
                                                        =====================  ====================

Units sold                                                         10,717(a)             82,056(a)
Units redeemed                                                    (22,790)(a)                (3)(a)
                                                        ---------------------  --------------------
Net increase (decrease)                                           (12,073)               82,053
Units outstanding, beginning                                       82,053(a)                 --(a)
                                                        ---------------------  --------------------
Units outstanding, ending                                          69,980                82,053
                                                        =====================  ====================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         176,963
Cost of units redeemed/account charges                                                 (45,683)
Net investment income (loss)                                                               421
Net realized gain (loss)                                                                  (558)
Realized gain distributions                                                             17,454
Net change in unrealized appreciation (depreciation)                                     3,275
                                                                             ------------------
Net assets                                                                   $         151,872
                                                                             ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00 (a)

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

--------
(a) Effective December 8, 2017, the fund underwent a 1-for-0.5631 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

                                              BAND 125
                -------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                    VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
                ------------  -----------  ------------  ------------  ------------
12/31/2017 (a)  $      2.17            70   $       152         1.25%         16.9%
12/31/2016 (a)         1.86             0           152         1.25%          4.5%
12/31/2015 (a)         1.78             0             0         0.00%          0.0%

                                              BAND 100
                -------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                    VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
                ------------  -----------  ------------  ------------  ------------
12/31/2017 (a)  $      2.18             0   $         0         1.00%         17.2%
12/31/2016 (a)         1.86             0             0         1.00%          4.6%
12/31/2015 (a)         1.78             0             0         0.00%          0.0%

                                               BAND 75
                -------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                    VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
                ------------  -----------  ------------  ------------  ------------
12/31/2017 (a)  $      2.18             0   $         0         0.75%         17.5%
12/31/2016 (a)         1.86             0             0         0.75%          4.6%
12/31/2015 (a)         1.78             0             0         0.00%          0.0%

                                               BAND 50
                -------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                    VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
                ------------  -----------  ------------  ------------  ------------
12/31/2017 (a)  $      2.19             0   $         0         0.50%         17.8%
12/31/2016 (a)         1.86             0             0         0.50%          4.7%
12/31/2015 (a)         1.78             0             0         0.00%          0.0%

                                               BAND 25
                -------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                    VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
                ------------  -----------  ------------  ------------  ------------
12/31/2017 (a)  $      2.20             0   $         0         0.25%         18.1%
12/31/2016 (a)         1.86             0             0         0.25%          4.7%
12/31/2015 (a)         1.78             0             0         0.00%          0.0%

                                               BAND 0
                -------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                    VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
                ------------  -----------  ------------  ------------  ------------
12/31/2017 (a)  $      2.20             0   $         0         0.00%         18.4%
12/31/2016 (a)         1.86             0             0         0.00%          4.8%
12/31/2015 (a)         1.78             0             0         0.00%          0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        2.2%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND R3 CLASS - 641224142

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       867,546  $        845,790           23,305
                                                      ================  ===============
Receivables: investments sold                 24,582
Payables: investments purchased                    0
                                     ---------------
Net assets                           $       892,128
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       834,488         380,371  $         2.19
Band 100                                    57,640          26,195            2.20
Band 75                                         --              --            2.21
Band 50                                         --              --            2.21
Band 25                                         --              --            2.22
Band 0                                          --              --            2.23
                                   ---------------  --------------
 Total                             $       892,128         406,566
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          1,480
Mortality & expense charges                                                             (9,959)
                                                                              -----------------
Net investment income (loss)                                                            (8,479)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,436)
Realized gain distributions                                                             45,247
Net change in unrealized appreciation (depreciation)                                    97,826
                                                                              -----------------
Net gain (loss)                                                                        137,637
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        129,158
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                         PERIOD ENDED           PERIOD ENDED
                                                         DECEMBER 31,           DECEMBER 31,
                                                             2017*                  2016*
                                                       ---------------------  ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                           $         (8,479)      $           7,400
Net realized gain (loss)                                         (5,436)                    (20)
Realized gain distributions                                      45,247                  56,254
Net change in unrealized appreciation (depreciation)             97,826                 (76,070)
                                                       ---------------------  ---------------------
Increase (decrease) in net assets from operations               129,158                 (12,436)
                                                       ---------------------  ---------------------

Contract owner transactions:
Proceeds from units sold                                        134,783                 887,672
Cost of units redeemed                                         (245,560)                   (892)
Account charges                                                    (473)                   (124)
                                                       ---------------------  ---------------------
Increase (decrease)                                            (111,250)                886,656
                                                       ---------------------  ---------------------
Net increase (decrease)                                          17,908                 874,220
Net assets, beginning                                           874,220                      --
                                                       ---------------------  ---------------------
Net assets, ending                                     $        892,128       $         874,220
                                                       =====================  =====================

Units sold                                                       64,431(a)              465,219(a)
Units redeemed                                                 (122,544)(a)                (540)(a)
                                                       ---------------------  ---------------------
Net increase (decrease)                                         (58,113)                464,679
Units outstanding, beginning                                    464,679(a)                   --(a)
                                                       ---------------------  ---------------------
Units outstanding, ending                                       406,566                 464,679
                                                       =====================  =====================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $      1,022,455
Cost of units redeemed/account charges                                                (247,049)
Net investment income (loss)                                                            (1,079)
Net realized gain (loss)                                                                (5,456)
Realized gain distributions                                                            101,501
Net change in unrealized appreciation (depreciation)                                    21,756
                                                                              -----------------
Net assets                                                                    $        892,128
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00 (a)

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

--------
(a) Effective December 8, 2017, the fund underwent a 1-for-0.5555 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

                                              BAND 125
                -------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                    VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
                ------------  -----------  ------------  ------------  ------------
12/31/2017 (a)  $      2.19           380   $       834         1.25%         16.6%
12/31/2016 (a)         1.88             0           816         1.25%          4.5%
12/31/2015 (a)         1.80             0             0         0.00%          0.0%

                                              BAND 100
                -------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                    VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
                ------------  -----------  ------------  ------------  ------------
12/31/2017 (a)  $      2.20            26   $        58         1.00%         16.9%
12/31/2016 (a)         1.88             0            59         1.00%          4.6%
12/31/2015 (a)         1.80             0             0         0.00%          0.0%

                                               BAND 75
                -------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                    VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
                ------------  -----------  ------------  ------------  ------------
12/31/2017 (a)  $      2.21             0   $         0         0.75%         17.2%
12/31/2016 (a)         1.88             0             0         0.75%          4.6%
12/31/2015 (a)         1.80             0             0         0.00%          0.0%

                                               BAND 50
                -------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                    VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
                ------------  -----------  ------------  ------------  ------------
12/31/2017 (a)  $      2.21             0   $         0         0.50%         17.5%
12/31/2016 (a)         1.88             0             0         0.50%          4.7%
12/31/2015 (a)         1.80             0             0         0.00%          0.0%

                                               BAND 25
                -------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                    VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
                ------------  -----------  ------------  ------------  ------------
12/31/2017 (a)  $      2.22             0   $         0         0.25%         17.8%
12/31/2016 (a)         1.88             0             0         0.25%          4.7%
12/31/2015 (a)         1.80             0             0         0.00%          0.0%

                                               BAND 0
                -------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                    VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
                ------------  -----------  ------------  ------------  ------------
12/31/2017 (a)  $      2.23             0   $         0         0.00%         18.1%
12/31/2016 (a)         1.89             0             0         0.00%          4.8%
12/31/2015 (a)         1.80             0             0         0.00%          0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        1.8%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 NEUBERGER BERMAN MID CAP INTRINSIC VALUE FUND A CLASS - 64122Q739 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.05
Band 100                                        --              --            1.05
Band 75                                         --              --            1.05
Band 50                                         --              --            1.05
Band 25                                         --              --            1.05
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         1.25%          4.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         1.00%          4.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.75%          4.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.50%          4.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.25%          4.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.00%          4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 NEUBERGER BERMAN MID CAP INTRINSIC VALUE FUND R3 CLASS - 64122Q713 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.05
Band 100                                        --              --            1.05
Band 75                                         --              --            1.05
Band 50                                         --              --            1.05
Band 25                                         --              --            1.05
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         1.25%          4.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         1.00%          4.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.75%          4.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.50%          4.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.25%          4.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.00%          4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        NEUBERGER BERMAN LARGE CAP VALUE FUND ADVISOR CLASS - 64122M506

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       691,898  $        673,597           22,104
                                                      ================  ===============
Receivables: investments sold                    185
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       692,083
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       577,742         132,835  $         4.35
Band 100                                   114,341          25,446            4.49
Band 75                                         --              --            4.64
Band 50                                         --              --            4.80
Band 25                                         --              --            4.96
Band 0                                          --              --            5.12
                                   ---------------  --------------
 Total                             $       692,083         158,281
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          6,297
Mortality & expense charges                                                            (8,333)
                                                                             -----------------
Net investment income (loss)                                                           (2,036)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  693
Realized gain distributions                                                            46,350
Net change in unrealized appreciation (depreciation)                                   29,806
                                                                             -----------------
Net gain (loss)                                                                        76,849
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         74,813
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                         PERIOD ENDED       PERIOD ENDED
                                                         DECEMBER 31,       DECEMBER 31,
                                                             2017*              2016*
                                                       -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                           $         (2,036)  $         (4,068)
Net realized gain (loss)                                            693           (239,699)
Realized gain distributions                                      46,350             37,709
Net change in unrealized appreciation (depreciation)             29,806            415,284
                                                       -----------------  -----------------
Increase (decrease) in net assets from operations                74,813            209,226
                                                       -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        135,697            121,045
Cost of units redeemed                                         (163,246)          (768,407)
Account charges                                                    (145)              (119)
                                                       -----------------  -----------------
Increase (decrease)                                             (27,694)          (647,481)
                                                       -----------------  -----------------
Net increase (decrease)                                          47,119           (438,255)
Net assets, beginning                                           644,964          1,083,219
                                                       -----------------  -----------------
Net assets, ending                                     $        692,083   $        644,964
                                                       =================  =================

Units sold                                                       34,510             35,706
Units redeemed                                                  (40,487)          (221,493)
                                                       -----------------  -----------------
Net increase (decrease)                                          (5,977)          (185,787)
Units outstanding, beginning                                    164,258            350,045
                                                       -----------------  -----------------
Units outstanding, ending                                       158,281            164,258
                                                       =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    9,909,827
Cost of units redeemed/account charges                                          (9,732,992)
Net investment income (loss)                                                      (122,107)
Net realized gain (loss)                                                          (300,252)
Realized gain distributions                                                        919,306
Net change in unrealized appreciation (depreciation)                                18,301
                                                                            ---------------
Net assets                                                                  $      692,083
                                                                            ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                              BAND 125
                -------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                    VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
                ------------  -----------  ------------  ------------  ------------
12/31/2017      $      4.35           133   $       578         1.25%         11.6%
12/31/2016             3.90           123           478         1.25%         26.2%
12/31/2015             3.09           319           984         1.25%        -13.7%
12/31/2014             3.57           324         1,159         1.25%          9.2%
12/31/2013             3.27           380         1,243         1.25%         29.3%

                                              BAND 100
                -------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                    VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
                ------------  -----------  ------------  ------------  ------------
12/31/2017      $      4.49            25   $       114         1.00%         11.9%
12/31/2016             4.02           164           167         1.00%         26.5%
12/31/2015             3.17            31            99         1.00%        -13.4%
12/31/2014             3.67            34           125         1.00%          9.5%
12/31/2013             3.35             2             8         1.00%         29.7%

                                               BAND 75
                -------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                    VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
                ------------  -----------  ------------  ------------  ------------
12/31/2017      $      4.64             0   $         0         0.75%         12.2%
12/31/2016             4.14             0             0         0.75%         26.9%
12/31/2015             3.26             0             0         0.75%        -13.2%
12/31/2014             3.76             0             0         0.75%          9.8%
12/31/2013             3.42             0             0         0.75%         30.0%

                                               BAND 50
                -------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                    VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
                ------------  -----------  ------------  ------------  ------------
12/31/2017      $      4.80             0   $         0         0.50%         12.5%
12/31/2016             4.26             0             0         0.50%         27.2%
12/31/2015             3.35             0             0         0.50%        -13.0%
12/31/2014             3.85             0             0         0.50%         10.1%
12/31/2013             3.50             0             0         0.50%         30.3%

                                               BAND 25
                -------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                    VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
                ------------  -----------  ------------  ------------  ------------
12/31/2017      $      4.96             0   $         0         0.25%         12.7%
12/31/2016             4.40             0             0         0.25%         27.5%
12/31/2015             3.45             0             0         0.25%        -12.8%
12/31/2014             3.95             0             0         0.25%         10.3%
12/31/2013             3.58             0             0         0.25%         30.6%

                                               BAND 0
                -------------------------------------------------------------------
                                                          EXPENSE AS
                                 UNITS                      A % OF
                 ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                    VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
                ------------  -----------  ------------  ------------  ------------
12/31/2017      $      5.12             0   $         0         0.00%         13.0%
12/31/2016             4.53             0             0         0.00%         27.8%
12/31/2015             3.54             0             0         0.00%        -12.6%
12/31/2014             4.05             0             0         0.00%         10.6%
12/31/2013             3.66             0             0         0.00%         31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.0%
    2015        1.8%
    2014        1.2%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               NORTHERN SMALL CAP VALUE FUND R CLASS - 665162400

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     4,854,190  $      4,755,311          208,635
                                                      ================  ===============
Receivables: investments sold                 27,890
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     4,882,080
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,882,080       2,353,353  $          2.07
Band 100                                         --              --             2.11
Band 75                                          --              --             2.14
Band 50                                          --              --             2.17
Band 25                                          --              --             2.20
Band 0                                           --              --             2.24
                                    ---------------  --------------
 Total                              $     4,882,080       2,353,353
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        39,633
Mortality & expense charges                                                         (53,722)
                                                                            ----------------
Net investment income (loss)                                                        (14,089)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            126,470
Realized gain distributions                                                         391,984
Net change in unrealized appreciation (depreciation)                               (262,007)
                                                                            ----------------
Net gain (loss)                                                                     256,447
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       242,358
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (14,089)  $          2,199
Net realized gain (loss)                                          126,470             (4,269)
Realized gain distributions                                       391,984             37,660
Net change in unrealized appreciation (depreciation)             (262,007)           473,345
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 242,358            508,935
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,813,912          1,193,775
Cost of units redeemed                                           (978,056)          (247,642)
Account charges                                                    (1,456)               (41)
                                                         -----------------  -----------------
Increase (decrease)                                             1,834,400            946,092
                                                         -----------------  -----------------
Net increase (decrease)                                         2,076,758          1,455,027
Net assets, beginning                                           2,805,322          1,350,295
                                                         -----------------  -----------------
Net assets, ending                                       $      4,882,080   $      2,805,322
                                                         =================  =================

Units sold                                                      1,428,109            702,326
Units redeemed                                                   (496,088)          (144,969)
                                                         -----------------  -----------------
Net increase (decrease)                                           932,021            557,357
Units outstanding, beginning                                    1,421,332            863,975
                                                         -----------------  -----------------
Units outstanding, ending                                       2,353,353          1,421,332
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     5,490,356
Cost of units redeemed/account charges                                           (1,301,537)
Net investment income (loss)                                                         (3,441)
Net realized gain (loss)                                                            122,181
Realized gain distributions                                                         475,642
Net change in unrealized appreciation (depreciation)                                 98,879
                                                                            ----------------
Net assets                                                                  $     4,882,080
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/15/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07         2,353   $     4,882         1.25%          5.1%
12/31/2016          1.97         1,421         2,805         1.25%         26.3%
12/31/2015          1.56           864         1,350         1.25%         -5.8%
12/31/2014          1.66            20            32         1.25%          5.7%
12/31/2013          1.57            18            28         1.25%         34.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.11             0   $         0         1.00%          5.4%
12/31/2016          2.00             0             0         1.00%         26.6%
12/31/2015          1.58             0             0         1.00%         -5.6%
12/31/2014          1.67             0             0         1.00%          6.0%
12/31/2013          1.58             0             0         1.00%         35.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.14             0   $         0         0.75%          5.6%
12/31/2016          2.02             0             0         0.75%         26.9%
12/31/2015          1.59             0             0         0.75%         -5.3%
12/31/2014          1.68             0             0         0.75%          6.3%
12/31/2013          1.59             0             0         0.75%         35.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.17             0   $         0         0.50%          5.9%
12/31/2016          2.05             0             0         0.50%         27.2%
12/31/2015          1.61             0             0         0.50%         -5.1%
12/31/2014          1.70             0             0         0.50%          6.5%
12/31/2013          1.59             0             0         0.50%         35.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.20             0   $         0         0.25%          6.2%
12/31/2016          2.08             0             0         0.25%         27.6%
12/31/2015          1.63             0             0         0.25%         -4.9%
12/31/2014          1.71             0             0         0.25%          6.8%
12/31/2013          1.60             0             0         0.25%         36.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.24             0   $         0         0.00%          6.4%
12/31/2016          2.10             0             0         0.00%         27.9%
12/31/2015          1.64             0             0         0.00%         -4.6%
12/31/2014          1.72             0             0         0.00%          7.1%
12/31/2013          1.61             0             0         0.00%         36.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        1.2%
    2015        2.2%
    2014        0.9%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 NUVEEN MID CAP VALUE FUND A CLASS - 670678853

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       880,585  $        800,541           21,541
                                                      ================  ===============
Receivables: investments sold                    234
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       880,819
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       880,819         466,440  $         1.89
Band 100                                        --              --            1.94
Band 75                                         --              --            2.00
Band 50                                         --              --            2.05
Band 25                                         --              --            2.11
Band 0                                          --              --            2.17
                                   ---------------  --------------
 Total                             $       880,819         466,440
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          5,511
Mortality & expense charges                                                            (8,026)
                                                                             -----------------
Net investment income (loss)                                                           (2,515)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,337
Realized gain distributions                                                            59,514
Net change in unrealized appreciation (depreciation)                                   51,162
                                                                             -----------------
Net gain (loss)                                                                       113,013
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        110,498
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,515)  $           (316)
Net realized gain (loss)                                            2,337                361
Realized gain distributions                                        59,514             12,695
Net change in unrealized appreciation (depreciation)               51,162             39,705
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 110,498             52,445
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          316,335            205,726
Cost of units redeemed                                            (16,514)           (29,587)
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                               299,821            176,139
                                                         -----------------  -----------------
Net increase (decrease)                                           410,319            228,584
Net assets, beginning                                             470,500            241,916
                                                         -----------------  -----------------
Net assets, ending                                       $        880,819   $        470,500
                                                         =================  =================

Units sold                                                        182,693            140,552
Units redeemed                                                     (9,475)           (19,761)
                                                         -----------------  -----------------
Net increase (decrease)                                           173,218            120,791
Units outstanding, beginning                                      293,222            172,431
                                                         -----------------  -----------------
Units outstanding, ending                                         466,440            293,222
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        991,920
Cost of units redeemed/account charges                                               (273,493)
Net investment income (loss)                                                           (6,097)
Net realized gain (loss)                                                                8,793
Realized gain distributions                                                            79,652
Net change in unrealized appreciation (depreciation)                                   80,044
                                                                             -----------------
Net assets                                                                   $        880,819
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89           466   $       881         1.25%         17.7%
12/31/2016          1.60           293           471         1.25%         14.4%
12/31/2015          1.40           172           242         1.25%         -4.8%
12/31/2014          1.47           107           157         1.25%          8.1%
12/31/2013          1.36            26            36         1.25%         37.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94             0   $         0         1.00%         18.0%
12/31/2016          1.65             0             0         1.00%         14.7%
12/31/2015          1.44             0             0         1.00%         -4.5%
12/31/2014          1.50             0             0         1.00%          8.3%
12/31/2013          1.39             0             0         1.00%         37.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00             0   $         0         0.75%         18.3%
12/31/2016          1.69             0             0         0.75%         14.9%
12/31/2015          1.47             0             0         0.75%         -4.3%
12/31/2014          1.53             0             0         0.75%          8.6%
12/31/2013          1.41             0             0         0.75%         37.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05             0   $         0         0.50%         18.6%
12/31/2016          1.73             0             0         0.50%         15.2%
12/31/2015          1.50             0             0         0.50%         -4.0%
12/31/2014          1.57             0             0         0.50%          8.9%
12/31/2013          1.44             0             0         0.50%         38.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.11             0   $         0         0.25%         18.9%
12/31/2016          1.78             0             0         0.25%         15.5%
12/31/2015          1.54             0             0         0.25%         -3.8%
12/31/2014          1.60             0             0         0.25%          9.2%
12/31/2013          1.46             0             0         0.25%         38.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.17             0   $         0         0.00%         19.2%
12/31/2016          1.82             0             0         0.00%         15.8%
12/31/2015          1.57             0             0         0.00%         -3.6%
12/31/2014          1.63             0             0         0.00%          9.4%
12/31/2013          1.49             0             0         0.00%         38.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.8%
    2016        1.1%
    2015        0.3%
    2014        1.4%
    2013        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 NUVEEN MID CAP VALUE FUND R3 CLASS - 670690882

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         4,493   $         4,409              110
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (17)
                                     ----------------
Net assets                           $         4,476
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         4,476            2,437  $         1.84
Band 100                                         --               --            1.89
Band 75                                          --               --            1.94
Band 50                                          --               --            2.00
Band 25                                          --               --            2.05
Band 0                                           --               --            2.11
                                    ---------------  ---------------
 Total                              $         4,476            2,437
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             17
Mortality & expense charges                                                               (55)
                                                                             -----------------
Net investment income (loss)                                                              (38)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  452
Realized gain distributions                                                               304
Net change in unrealized appreciation (depreciation)                                     (163)
                                                                             -----------------
Net gain (loss)                                                                           593
                                                                             -----------------

Increase (decrease) in net assets from operations                            $            555
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (38)  $            (20)
Net realized gain (loss)                                              452               (738)
Realized gain distributions                                           304                442
Net change in unrealized appreciation (depreciation)                 (163)              (108)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                     555               (424)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            8,253              1,296
Cost of units redeemed                                             (6,404)           (11,165)
Account charges                                                       (17)                --
                                                         -----------------  -----------------
Increase (decrease)                                                 1,832             (9,869)
                                                         -----------------  -----------------
Net increase (decrease)                                             2,387            (10,293)
Net assets, beginning                                               2,089             12,382
                                                         -----------------  -----------------
Net assets, ending                                       $          4,476   $          2,089
                                                         =================  =================

Units sold                                                          4,992              1,034
Units redeemed                                                     (3,890)            (8,729)
                                                         -----------------  -----------------
Net increase (decrease)                                             1,102             (7,695)
Units outstanding, beginning                                        1,335              9,030
                                                         -----------------  -----------------
Units outstanding, ending                                           2,437              1,335
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $         78,349
Cost of units redeemed/account charges                                               (91,460)
Net investment income (loss)                                                          (1,066)
Net realized gain (loss)                                                              17,823
Realized gain distributions                                                              746
Net change in unrealized appreciation (depreciation)                                      84
                                                                            -----------------
Net assets                                                                  $          4,476
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.84             2   $         4         1.25%         17.4%
12/31/2016          1.56             1             2         1.25%         14.1%
12/31/2015          1.37             9            12         1.25%         -5.0%
12/31/2014          1.44             8            11         1.25%          7.8%
12/31/2013          1.34             5             7         1.25%         36.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89             0   $         0         1.00%         17.7%
12/31/2016          1.60             0             0         1.00%         14.4%
12/31/2015          1.40             0             0         1.00%         -4.8%
12/31/2014          1.47             0             0         1.00%          8.1%
12/31/2013          1.36             0             0         1.00%         36.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94             0   $         0         0.75%         18.0%
12/31/2016          1.65             0             0         0.75%         14.6%
12/31/2015          1.44             0             0         0.75%         -4.5%
12/31/2014          1.50             0             0         0.75%          8.4%
12/31/2013          1.39             0             0         0.75%         37.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00             0   $         0         0.50%         18.3%
12/31/2016          1.69             0             0         0.50%         14.9%
12/31/2015          1.47             0             0         0.50%         -4.3%
12/31/2014          1.53             0             0         0.50%          8.6%
12/31/2013          1.41             0             0         0.50%         37.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05             0   $         0         0.25%         18.6%
12/31/2016          1.73             0             0         0.25%         15.2%
12/31/2015          1.50             0             0         0.25%         -4.0%
12/31/2014          1.57             0             0         0.25%          8.9%
12/31/2013          1.44             0             0         0.25%         38.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.11             0   $         0         0.00%         18.9%
12/31/2016          1.78             0             0         0.00%         15.5%
12/31/2015          1.54             0             0         0.00%         -3.8%
12/31/2014          1.60             0             0         0.00%          9.2%
12/31/2013          1.46             0             0         0.00%         38.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        0.2%
    2015        0.0%
    2014        0.7%
    2013        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            NUVEEN REAL ESTATE SECURITIES FUND R3 CLASS - 670678549

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,122,936  $      1,240,833           55,399
                                                      ================  ===============
Receivables: investments sold                 16,069
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,139,005
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,068,636         462,914  $          2.31
Band 100                                     1,187             504             2.36
Band 75                                         --              --             2.40
Band 50                                         --              --             2.45
Band 25                                         --              --             2.50
Band 0                                      69,182          27,107             2.55
                                    --------------  --------------
 Total                              $    1,139,005         490,525
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         27,583
Mortality & expense charges                                                           (15,834)
                                                                             -----------------
Net investment income (loss)                                                           11,749
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (43,050)
Realized gain distributions                                                           106,062
Net change in unrealized appreciation (depreciation)                                  (20,556)
                                                                             -----------------
Net gain (loss)                                                                        42,456
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         54,205
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         11,749   $         27,204
Net realized gain (loss)                                          (43,050)             4,443
Realized gain distributions                                       106,062            113,453
Net change in unrealized appreciation (depreciation)              (20,556)           (70,622)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  54,205             74,478
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          243,157            420,078
Cost of units redeemed                                           (763,048)          (628,179)
Account charges                                                    (1,014)            (1,242)
                                                         -----------------  -----------------
Increase (decrease)                                              (520,905)          (209,343)
                                                         -----------------  -----------------
Net increase (decrease)                                          (466,700)          (134,865)
Net assets, beginning                                           1,605,705          1,740,570
                                                         -----------------  -----------------
Net assets, ending                                       $      1,139,005   $      1,605,705
                                                         =================  =================

Units sold                                                        107,247            188,633
Units redeemed                                                   (336,304)          (283,447)
                                                         -----------------  -----------------
Net increase (decrease)                                          (229,057)           (94,814)
Units outstanding, beginning                                      719,582            814,396
                                                         -----------------  -----------------
Units outstanding, ending                                         490,525            719,582
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     4,961,096
Cost of units redeemed/account charges                                           (4,572,256)
Net investment income (loss)                                                        113,443
Net realized gain (loss)                                                            238,493
Realized gain distributions                                                         516,126
Net change in unrealized appreciation (depreciation)                               (117,897)
                                                                            ----------------
Net assets                                                                  $     1,139,005
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.31           463   $     1,069         1.25%          3.8%
12/31/2016          2.22           689         1,532         1.25%          5.0%
12/31/2015          2.12           700         1,482         1.25%          1.7%
12/31/2014          2.08           778         1,622         1.25%         29.0%
12/31/2013          1.61           719         1,162         1.25%         -0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.36             1   $         1         1.00%          4.0%
12/31/2016          2.26             7            17         1.00%          5.3%
12/31/2015          2.15            29            61         1.00%          1.9%
12/31/2014          2.11            49           104         1.00%         29.4%
12/31/2013          1.63             0             0         1.00%         -0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.40             0   $         0         0.75%          4.3%
12/31/2016          2.30             0             0         0.75%          5.5%
12/31/2015          2.18             0             0         0.75%          2.2%
12/31/2014          2.14             0             0         0.75%         29.7%
12/31/2013          1.65             0             0         0.75%          0.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.45             0   $         0         0.50%          4.6%
12/31/2016          2.34             0             0         0.50%          5.8%
12/31/2015          2.22             0             0         0.50%          2.4%
12/31/2014          2.16             0             0         0.50%         30.0%
12/31/2013          1.66             0             0         0.50%          0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.50             0   $         0         0.25%          4.8%
12/31/2016          2.39             0             0         0.25%          6.0%
12/31/2015          2.25             0             0         0.25%          2.7%
12/31/2014          2.19             0             0         0.25%         30.3%
12/31/2013          1.68             0             0         0.25%          0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.55            27   $        69         0.00%          5.1%
12/31/2016          2.43            23            57         0.00%          6.3%
12/31/2015          2.28            86           197         0.00%          3.0%
12/31/2014          2.22           103           229         0.00%         30.7%
12/31/2013          1.70           102           173         0.00%          0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.0%
    2016        2.8%
    2015        2.4%
    2014        2.4%
    2013        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             NUVEEN REAL ESTATE SECURITIES FUND A CLASS - 670678705

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        977,103  $     1,104,204           48,351
                                                       ===============  ===============
Receivables: investments sold                   1,042
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        978,145
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       978,145         415,519  $         2.35
Band 100                                        --              --            2.40
Band 75                                         --              --            2.45
Band 50                                         --              --            2.50
Band 25                                         --              --            2.55
Band 0                                          --              --            2.60
                                   ---------------  --------------
 Total                             $       978,145         415,519
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         24,410
Mortality & expense charges                                                           (12,455)
                                                                             -----------------
Net investment income (loss)                                                           11,955
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (41,907)
Realized gain distributions                                                            98,947
Net change in unrealized appreciation (depreciation)                                  (31,442)
                                                                             -----------------
Net gain (loss)                                                                        25,598
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         37,553
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         11,955   $         17,711
Net realized gain (loss)                                          (41,907)           (11,098)
Realized gain distributions                                        98,947             81,310
Net change in unrealized appreciation (depreciation)              (31,442)           (52,605)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  37,553             35,318
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          222,272            531,732
Cost of units redeemed                                           (345,615)          (233,217)
Account charges                                                      (354)              (203)
                                                         -----------------  -----------------
Increase (decrease)                                              (123,697)           298,312
                                                         -----------------  -----------------
Net increase (decrease)                                           (86,144)           333,630
Net assets, beginning                                           1,064,289            730,659
                                                         -----------------  -----------------
Net assets, ending                                       $        978,145   $      1,064,289
                                                         =================  =================

Units sold                                                         97,096            234,161
Units redeemed                                                   (151,954)          (103,712)
                                                         -----------------  -----------------
Net increase (decrease)                                           (54,858)           130,449
Units outstanding, beginning                                      470,377            339,928
                                                         -----------------  -----------------
Units outstanding, ending                                         415,519            470,377
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     4,401,933
Cost of units redeemed/account charges                                           (3,957,385)
Net investment income (loss)                                                         81,188
Net realized gain (loss)                                                            201,829
Realized gain distributions                                                         377,681
Net change in unrealized appreciation (depreciation)                               (127,101)
                                                                            ----------------
Net assets                                                                  $       978,145
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.35           416   $       978         1.25%          4.0%
12/31/2016          2.26           470         1,064         1.25%          5.3%
12/31/2015          2.15           340           731         1.25%          1.9%
12/31/2014          2.11           573         1,208         1.25%         29.3%
12/31/2013          1.63           640         1,043         1.25%         -0.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.40             0   $         0         1.00%          4.3%
12/31/2016          2.30             0             0         1.00%          5.5%
12/31/2015          2.18             0             0         1.00%          2.2%
12/31/2014          2.14             0             0         1.00%         29.6%
12/31/2013          1.65             0             0         1.00%          0.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.45             0   $         0         0.75%          4.6%
12/31/2016          2.34             0             0         0.75%          5.8%
12/31/2015          2.22             0             0         0.75%          2.5%
12/31/2014          2.16             0             0         0.75%         30.0%
12/31/2013          1.66             0             0         0.75%          0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.50             0   $         0         0.50%          4.8%
12/31/2016          2.39             0             0         0.50%          6.1%
12/31/2015          2.25             0             0         0.50%          2.7%
12/31/2014          2.19             0             0         0.50%         30.3%
12/31/2013          1.68             0             0         0.50%          0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.55             0   $         0         0.25%          5.1%
12/31/2016          2.43             0             0         0.25%          6.3%
12/31/2015          2.28             0             0         0.25%          3.0%
12/31/2014          2.22             0             0         0.25%         30.6%
12/31/2013          1.70             0             0         0.25%          0.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.60             0   $         0         0.00%          5.3%
12/31/2016          2.47             0             0         0.00%          6.6%
12/31/2015          2.32             0             0         0.00%          3.2%
12/31/2014          2.25             0             0         0.00%         30.9%
12/31/2013          1.71             0             0         0.00%          1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.4%
    2016        3.3%
    2015        2.0%
    2014        2.4%
    2013        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          NUVEEN DIVIDEND VALUE FUND R3 CLASS - 670678531 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.27
Band 100                                        --              --            1.28
Band 75                                         --              --            1.29
Band 50                                         --              --            1.30
Band 25                                         --              --            1.31
Band 0                                          --              --            1.32
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         1.25%         15.3%
12/31/2016          1.10             0             0         1.25%         16.4%
12/31/2015          0.95             0             0         1.25%         -6.4%
12/31/2014          1.01             0             0         1.25%          1.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         1.00%         15.6%
12/31/2016          1.11             0             0         1.00%         16.7%
12/31/2015          0.95             0             0         1.00%         -6.2%
12/31/2014          1.02             0             0         1.00%          1.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.75%         15.9%
12/31/2016          1.12             0             0         0.75%         16.9%
12/31/2015          0.95             0             0         0.75%         -6.0%
12/31/2014          1.02             0             0         0.75%          1.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.50%         16.2%
12/31/2016          1.12             0             0         0.50%         17.2%
12/31/2015          0.96             0             0         0.50%         -5.7%
12/31/2014          1.02             0             0         0.50%          1.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.25%         16.5%
12/31/2016          1.13             0             0         0.25%         17.5%
12/31/2015          0.96             0             0         0.25%         -5.5%
12/31/2014          1.02             0             0         0.25%          1.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.00%         16.8%
12/31/2016          1.13             0             0         0.00%         17.8%
12/31/2015          0.96             0             0         0.00%         -5.3%
12/31/2014          1.02             0             0         0.00%          1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                NUVEEN SMALL CAP SELECT FUND A CLASS - 670690833

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       111,999  $        118,778           12,202
                                                      ================  ===============
Receivables: investments sold                    262
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       112,261
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       112,261          59,632  $         1.88
Band 100                                        --              --            1.94
Band 75                                         --              --            1.99
Band 50                                         --              --            2.05
Band 25                                         --              --            2.11
Band 0                                          --              --            2.17
                                   ---------------  --------------
 Total                             $       112,261          59,632
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (1,373)
                                                                             -----------------
Net investment income (loss)                                                           (1,373)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,536
Realized gain distributions                                                            13,244
Net change in unrealized appreciation (depreciation)                                   (4,462)
                                                                             -----------------
Net gain (loss)                                                                        10,318
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          8,945
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,373)  $         (1,853)
Net realized gain (loss)                                            1,536            (29,618)
Realized gain distributions                                        13,244             11,286
Net change in unrealized appreciation (depreciation)               (4,462)            46,343
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   8,945             26,158
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            3,959             17,281
Cost of units redeemed                                            (16,705)          (101,986)
Account charges                                                        --                (19)
                                                         -----------------  -----------------
Increase (decrease)                                               (12,746)           (84,724)
                                                         -----------------  -----------------
Net increase (decrease)                                            (3,801)           (58,566)
Net assets, beginning                                             116,062            174,628
                                                         -----------------  -----------------
Net assets, ending                                       $        112,261   $        116,062
                                                         =================  =================

Units sold                                                          2,958             12,834
Units redeemed                                                    (10,148)           (66,471)
                                                         -----------------  -----------------
Net increase (decrease)                                            (7,190)           (53,637)
Units outstanding, beginning                                       66,822            120,459
                                                         -----------------  -----------------
Units outstanding, ending                                          59,632             66,822
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,068,589
Cost of units redeemed/account charges                                             (1,152,923)
Net investment income (loss)                                                          (46,443)
Net realized gain (loss)                                                              (29,051)
Realized gain distributions                                                           278,868
Net change in unrealized appreciation (depreciation)                                   (6,779)
                                                                             -----------------
Net assets                                                                   $        112,261
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88            60   $       112         1.25%          8.4%
12/31/2016          1.74            67           116         1.25%         19.8%
12/31/2015          1.45           120           175         1.25%         -3.3%
12/31/2014          1.50            96           143         1.25%          4.1%
12/31/2013          1.44           423           609         1.25%         30.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94             0   $         0         1.00%          8.7%
12/31/2016          1.78             0             0         1.00%         20.1%
12/31/2015          1.48             0             0         1.00%         -3.1%
12/31/2014          1.53             0             0         1.00%          4.4%
12/31/2013          1.47             0             0         1.00%         30.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.99             0   $         0         0.75%          8.9%
12/31/2016          1.83             0             0         0.75%         20.4%
12/31/2015          1.52             0             0         0.75%         -2.8%
12/31/2014          1.56             0             0         0.75%          4.7%
12/31/2013          1.49             0             0         0.75%         30.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05             0   $         0         0.50%          9.2%
12/31/2016          1.87             0             0         0.50%         20.7%
12/31/2015          1.55             0             0         0.50%         -2.6%
12/31/2014          1.59             0             0         0.50%          4.9%
12/31/2013          1.52             0             0         0.50%         31.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.11             0   $         0         0.25%          9.5%
12/31/2016          1.92             0             0         0.25%         21.0%
12/31/2015          1.59             0             0         0.25%         -2.3%
12/31/2014          1.63             0             0         0.25%          5.2%
12/31/2013          1.55             0             0         0.25%         31.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.17             0   $         0         0.00%          9.7%
12/31/2016          1.97             0             0         0.00%         21.3%
12/31/2015          1.63             0             0         0.00%         -2.1%
12/31/2014          1.66             0             0         0.00%          5.4%
12/31/2013          1.57             0             0         0.00%         31.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           NUVEEN DIVIDEND VALUE FUND A CLASS - 670678887 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.28
Band 100                                        --              --            1.29
Band 75                                         --              --            1.30
Band 50                                         --              --            1.31
Band 25                                         --              --            1.32
Band 0                                          --              --            1.33
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         1.25%         15.6%
12/31/2016          1.11             0             0         1.25%         16.6%
12/31/2015          0.95             0             0         1.25%         -6.2%
12/31/2014          1.01             0             0         1.25%          1.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         1.00%         15.9%
12/31/2016          1.12             0             0         1.00%         16.9%
12/31/2015          0.95             0             0         1.00%         -5.9%
12/31/2014          1.02             0             0         1.00%          1.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.75%         16.2%
12/31/2016          1.12             0             0         0.75%         17.2%
12/31/2015          0.96             0             0         0.75%         -5.7%
12/31/2014          1.02             0             0         0.75%          1.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.50%         16.5%
12/31/2016          1.13             0             0         0.50%         17.5%
12/31/2015          0.96             0             0         0.50%         -5.5%
12/31/2014          1.02             0             0         0.50%          1.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.25%         16.8%
12/31/2016          1.13             0             0         0.25%         17.8%
12/31/2015          0.96             0             0         0.25%         -5.2%
12/31/2014          1.02             0             0         0.25%          1.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.00%         17.1%
12/31/2016          1.14             0             0         0.00%         18.1%
12/31/2015          0.96             0             0         0.00%         -5.0%
12/31/2014          1.02             0             0         0.00%          1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               NUVEEN SMALL CAP SELECT FUND R3 CLASS - 670690866

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $          6,351  $         6,525              773
                                                       ===============  ===============
Receivables: investments sold                      92
Payables: investments purchased                    --
                                     ----------------
Net assets                           $          6,443
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         6,443            3,520  $         1.83
Band 100                                         --               --            1.88
Band 75                                          --               --            1.94
Band 50                                          --               --            1.99
Band 25                                          --               --            2.05
Band 0                                           --               --            2.11
                                    ---------------  ---------------
 Total                              $         6,443            3,520
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                               (82)
                                                                             -----------------
Net investment income (loss)                                                              (82)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  754
Realized gain distributions                                                               799
Net change in unrealized appreciation (depreciation)                                     (920)
                                                                             -----------------
Net gain (loss)                                                                           633
                                                                             -----------------

Increase (decrease) in net assets from operations                            $            551
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (82)  $           (275)
Net realized gain (loss)                                              754             (1,058)
Realized gain distributions                                           799              1,209
Net change in unrealized appreciation (depreciation)                 (920)             4,459
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                     551              4,335
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            2,169              4,977
Cost of units redeemed                                             (7,857)           (17,448)
Account charges                                                       (25)               (31)
                                                         -----------------  -----------------
Increase (decrease)                                                (5,713)           (12,502)
                                                         -----------------  -----------------
Net increase (decrease)                                            (5,162)            (8,167)
Net assets, beginning                                              11,605             19,772
                                                         -----------------  -----------------
Net assets, ending                                       $          6,443   $         11,605
                                                         =================  =================

Units sold                                                          1,270              3,576
Units redeemed                                                     (4,603)           (10,678)
                                                         -----------------  -----------------
Net increase (decrease)                                            (3,333)            (7,102)
Units outstanding, beginning                                        6,853             13,955
                                                         -----------------  -----------------
Units outstanding, ending                                           3,520              6,853
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        399,693
Cost of units redeemed/account charges                                               (465,899)
Net investment income (loss)                                                           (9,989)
Net realized gain (loss)                                                                2,633
Realized gain distributions                                                            80,179
Net change in unrealized appreciation (depreciation)                                     (174)
                                                                             -----------------
Net assets                                                                   $          6,443
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.83             4   $         6         1.25%          8.1%
12/31/2016          1.69             7            12         1.25%         19.5%
12/31/2015          1.42            14            20         1.25%         -3.5%
12/31/2014          1.47            97           142         1.25%          3.8%
12/31/2013          1.41            83           117         1.25%         30.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88             0   $         0         1.00%          8.4%
12/31/2016          1.74             0             0         1.00%         19.8%
12/31/2015          1.45             0             0         1.00%         -3.3%
12/31/2014          1.50             0             0         1.00%          4.1%
12/31/2013          1.44             0             0         1.00%         30.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94             0   $         0         0.75%          8.6%
12/31/2016          1.78             0             0         0.75%         20.1%
12/31/2015          1.48             0             0         0.75%         -3.0%
12/31/2014          1.53             0             0         0.75%          4.3%
12/31/2013          1.47             0             0         0.75%         30.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.99             0   $         0         0.50%          8.9%
12/31/2016          1.83             0             0         0.50%         20.4%
12/31/2015          1.52             0             0         0.50%         -2.8%
12/31/2014          1.56             0             0         0.50%          4.6%
12/31/2013          1.49             0             0         0.50%         31.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05             0   $         0         0.25%          9.2%
12/31/2016          1.88             0             0         0.25%         20.7%
12/31/2015          1.55             0             0         0.25%         -2.5%
12/31/2014          1.59             0             0         0.25%          4.9%
12/31/2013          1.52             0             0         0.25%         31.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.11             0   $         0         0.00%          9.4%
12/31/2016          1.92             0             0         0.00%         21.0%
12/31/2015          1.59             0             0         0.00%         -2.3%
12/31/2014          1.63             0             0         0.00%          5.1%
12/31/2013          1.55             0             0         0.00%         31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          NUVEEN MID CAP GROWTH OPPORTUNITIES FUND A CLASS - 670690718

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,950,154  $      1,968,093           54,744
                                                      ================  ===============
Receivables: investments sold                 63,357
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,013,511
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    2,013,511         933,945  $          2.16
Band 100                                        --              --             2.22
Band 75                                         --              --             2.28
Band 50                                         --              --             2.34
Band 25                                         --              --             2.41
Band 0                                          --              --             2.48
                                    --------------  --------------
 Total                              $    2,013,511         933,945
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (38,182)
                                                                            ----------------
Net investment income (loss)                                                        (38,182)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            442,178
Realized gain distributions                                                         334,102
Net change in unrealized appreciation (depreciation)                                (73,438)
                                                                            ----------------
Net gain (loss)                                                                     702,842
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       664,660
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (38,182)  $        (62,993)
Net realized gain (loss)                                          442,178           (522,979)
Realized gain distributions                                       334,102            255,560
Net change in unrealized appreciation (depreciation)              (73,438)           509,022
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 664,660            178,610
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          634,089          4,139,186
Cost of units redeemed                                         (5,138,150)        (2,627,597)
Account charges                                                    (1,604)           (21,252)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,505,665)         1,490,337
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,841,005)         1,668,947
Net assets, beginning                                           5,854,516          4,185,569
                                                         -----------------  -----------------
Net assets, ending                                       $      2,013,511   $      5,854,516
                                                         =================  =================

Units sold                                                        324,681          3,515,775
Units redeemed                                                 (2,728,971)        (2,562,106)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,404,290)           953,669
Units outstanding, beginning                                    3,338,235          2,384,566
                                                         -----------------  -----------------
Units outstanding, ending                                         933,945          3,338,235
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $     16,845,175
Cost of units redeemed/account charges                                            (15,787,011)
Net investment income (loss)                                                         (191,407)
Net realized gain (loss)                                                              (45,547)
Realized gain distributions                                                         1,210,240
Net change in unrealized appreciation (depreciation)                                  (17,939)
                                                                             -----------------
Net assets                                                                   $      2,013,511
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.16           934   $     2,014         1.25%         22.9%
12/31/2016          1.75         3,338         5,855         1.25%         -0.1%
12/31/2015          1.76         2,385         4,186         1.25%         -2.2%
12/31/2014          1.80           762         1,368         1.25%          7.0%
12/31/2013          1.68            57            96         1.25%         34.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.22             0   $         0         1.00%         23.2%
12/31/2016          1.80             0             0         1.00%          0.2%
12/31/2015          1.80             0             0         1.00%         -2.0%
12/31/2014          1.83             0             0         1.00%          7.2%
12/31/2013          1.71             0             0         1.00%         35.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.28             0   $         0         0.75%         23.5%
12/31/2016          1.85             0             0         0.75%          0.4%
12/31/2015          1.84             0             0         0.75%         -1.7%
12/31/2014          1.87             0             0         0.75%          7.5%
12/31/2013          1.74             0             0         0.75%         35.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.34             0   $         0         0.50%         23.9%
12/31/2016          1.89             0             0         0.50%          0.7%
12/31/2015          1.88             0             0         0.50%         -1.5%
12/31/2014          1.91             0             0         0.50%          7.8%
12/31/2013          1.77             0             0         0.50%         35.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.41             0   $         0         0.25%         24.2%
12/31/2016          1.94             0             0         0.25%          0.9%
12/31/2015          1.92             0             0         0.25%         -1.2%
12/31/2014          1.95             0             0         0.25%          8.0%
12/31/2013          1.80             0             0         0.25%         36.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.48             0   $         0         0.00%         24.5%
12/31/2016          1.99             0             0         0.00%          1.2%
12/31/2015          1.97             0             0         0.00%         -1.0%
12/31/2014          1.99             0             0         0.00%          8.3%
12/31/2013          1.84             0             0         0.00%         36.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                NUVEEN SMALL CAP VALUE FUND A CLASS - 670678309

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        323,613  $       298,461           12,653
                                                       ===============  ===============
Receivables: investments sold                   1,712
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        325,325
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       325,325         153,684  $         2.12
Band 100                                        --              --            2.18
Band 75                                         --              --            2.24
Band 50                                         --              --            2.30
Band 25                                         --              --            2.37
Band 0                                          --              --            2.43
                                   ---------------  --------------
 Total                             $       325,325         153,684
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          1,315
Mortality & expense charges                                                           (2,161)
                                                                            -----------------
Net investment income (loss)                                                            (846)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              19,752
Realized gain distributions                                                            1,134
Net change in unrealized appreciation (depreciation)                                  (9,204)
                                                                            -----------------
Net gain (loss)                                                                       11,682
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         10,836
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (846)  $         (1,140)
Net realized gain (loss)                                           19,752             26,446
Realized gain distributions                                         1,134              3,423
Net change in unrealized appreciation (depreciation)               (9,204)            15,291
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  10,836             44,020
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          234,272            111,525
Cost of units redeemed                                            (91,746)           (74,233)
Account charges                                                      (311)              (214)
                                                         -----------------  -----------------
Increase (decrease)                                               142,215             37,078
                                                         -----------------  -----------------
Net increase (decrease)                                           153,051             81,098
Net assets, beginning                                             172,274             91,176
                                                         -----------------  -----------------
Net assets, ending                                       $        325,325   $        172,274
                                                         =================  =================

Units sold                                                        114,083             68,865
Units redeemed                                                    (45,660)           (41,911)
                                                         -----------------  -----------------
Net increase (decrease)                                            68,423             26,954
Units outstanding, beginning                                       85,261             58,307
                                                         -----------------  -----------------
Units outstanding, ending                                         153,684             85,261
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        500,667
Cost of units redeemed/account charges                                              (263,199)
Net investment income (loss)                                                          (5,706)
Net realized gain (loss)                                                              62,790
Realized gain distributions                                                            5,621
Net change in unrealized appreciation (depreciation)                                  25,152
                                                                            -----------------
Net assets                                                                  $        325,325
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.12           154   $       325         1.25%          4.8%
12/31/2016          2.02            85           172         1.25%         29.2%
12/31/2015          1.56            58            91         1.25%          1.4%
12/31/2014          1.54            44            68         1.25%          3.6%
12/31/2013          1.49            43            64         1.25%         37.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.18             0   $         0         1.00%          5.0%
12/31/2016          2.07             0             0         1.00%         29.5%
12/31/2015          1.60             0             0         1.00%          1.7%
12/31/2014          1.57             0             0         1.00%          3.8%
12/31/2013          1.52             0             0         1.00%         37.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.24             0   $         0         0.75%          5.3%
12/31/2016          2.13             0             0         0.75%         29.9%
12/31/2015          1.64             0             0         0.75%          2.0%
12/31/2014          1.61             0             0         0.75%          4.1%
12/31/2013          1.54             0             0         0.75%         37.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.30             0   $         0         0.50%          5.6%
12/31/2016          2.18             0             0         0.50%         30.2%
12/31/2015          1.68             0             0         0.50%          2.2%
12/31/2014          1.64             0             0         0.50%          4.3%
12/31/2013          1.57             0             0         0.50%         38.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.37             0   $         0         0.25%          5.8%
12/31/2016          2.24             0             0         0.25%         30.5%
12/31/2015          1.71             0             0         0.25%          2.5%
12/31/2014          1.67             0             0         0.25%          4.6%
12/31/2013          1.60             0             0         0.25%         38.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.43             0   $         0         0.00%          6.1%
12/31/2016          2.29             0             0         0.00%         30.8%
12/31/2015          1.75             0             0         0.00%          2.7%
12/31/2014          1.71             0             0         0.00%          4.9%
12/31/2013          1.63             0             0         0.00%         38.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        0.5%
    2015        0.1%
    2014        0.4%
    2013        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         NUVEEN MID CAP GROWTH OPPORTUNITIES FUND R3 CLASS - 670690742

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       516,729  $        548,856           15,154
                                                      ================  ===============
Receivables: investments sold                    945
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       517,674
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       517,674         246,915  $         2.10
Band 100                                        --              --            2.16
Band 75                                         --              --            2.22
Band 50                                         --              --            2.28
Band 25                                         --              --            2.34
Band 0                                          --              --            2.41
                                   ---------------  --------------
 Total                             $       517,674         246,915
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (12,177)
                                                                            ----------------
Net investment income (loss)                                                        (12,177)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            246,582
Realized gain distributions                                                          94,027
Net change in unrealized appreciation (depreciation)                                (72,605)
                                                                            ----------------
Net gain (loss)                                                                     268,004
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       255,827
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (12,177)  $        (24,239)
Net realized gain (loss)                                          246,582           (208,575)
Realized gain distributions                                        94,027            134,932
Net change in unrealized appreciation (depreciation)              (72,605)           210,215
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 255,827            112,333
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          336,243          2,316,446
Cost of units redeemed                                         (2,981,107)        (1,190,654)
Account charges                                                      (389)           (12,893)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,645,253)         1,112,899
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,389,426)         1,225,232
Net assets, beginning                                           2,907,100          1,681,868
                                                         -----------------  -----------------
Net assets, ending                                       $        517,674   $      2,907,100
                                                         =================  =================

Units sold                                                        174,535          1,430,384
Units redeemed                                                 (1,582,372)          (738,150)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,407,837)           692,234
Units outstanding, beginning                                    1,654,752            962,518
                                                         -----------------  -----------------
Units outstanding, ending                                         246,915          1,654,752
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      8,388,897
Cost of units redeemed/account charges                                             (8,442,368)
Net investment income (loss)                                                          (66,042)
Net realized gain (loss)                                                              (42,910)
Realized gain distributions                                                           712,224
Net change in unrealized appreciation (depreciation)                                  (32,127)
                                                                             -----------------
Net assets                                                                   $        517,674
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.10           247   $       518         1.25%         22.7%
12/31/2016          1.71         1,316         2,249         1.25%         -0.3%
12/31/2015          1.72           813         1,395         1.25%         -2.5%
12/31/2014          1.76           494           869         1.25%          6.7%
12/31/2013          1.65            46            75         1.25%         34.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.16             0   $         0         1.00%         23.0%
12/31/2016          1.75             0             0         1.00%         -0.1%
12/31/2015          1.75             0             0         1.00%         -2.2%
12/31/2014          1.79             0             0         1.00%          7.0%
12/31/2013          1.68             0             0         1.00%         34.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.22             0   $         0         0.75%         23.3%
12/31/2016          1.80             0             0         0.75%          0.2%
12/31/2015          1.80             0             0         0.75%         -2.0%
12/31/2014          1.83             0             0         0.75%          7.2%
12/31/2013          1.71             0             0         0.75%         35.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.28             0   $         0         0.50%         23.6%
12/31/2016          1.85             0             0         0.50%          0.4%
12/31/2015          1.84             0             0         0.50%         -1.7%
12/31/2014          1.87             0             0         0.50%          7.5%
12/31/2013          1.74             0             0         0.50%         35.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.34             0   $         0         0.25%         23.9%
12/31/2016          1.89             0             0         0.25%          0.7%
12/31/2015          1.88             0             0         0.25%         -1.5%
12/31/2014          1.91             0             0         0.25%          7.8%
12/31/2013          1.77             0             0         0.25%         35.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.41             0   $         0         0.00%         24.2%
12/31/2016          1.94           339           658         0.00%          0.9%
12/31/2015          1.92           149           287         0.00%         -1.2%
12/31/2014          1.95           522         1,016         0.00%          8.0%
12/31/2013          1.80             0             0         0.00%         36.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                NUVEEN SMALL CAP VALUE FUND R3 CLASS - 670690825

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,414,219  $     1,255,016           56,309
                                                       ===============  ===============
Receivables: investments sold                   2,534
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,416,753
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,231,942         597,933  $          2.06
Band 100                                        --              --             2.12
Band 75                                         --              --             2.18
Band 50                                    184,811          82,483             2.24
Band 25                                         --              --             2.30
Band 0                                          --              --             2.37
                                    --------------  --------------
 Total                              $    1,416,753         680,416
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          2,406
Mortality & expense charges                                                          (14,942)
                                                                            -----------------
Net investment income (loss)                                                         (12,536)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              80,507
Realized gain distributions                                                            5,630
Net change in unrealized appreciation (depreciation)                                 (11,140)
                                                                            -----------------
Net gain (loss)                                                                       74,997
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         62,461
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (12,536)  $         (5,403)
Net realized gain (loss)                                           80,507             59,884
Realized gain distributions                                         5,630             23,809
Net change in unrealized appreciation (depreciation)              (11,140)           116,232
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  62,461            194,522
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          634,203            805,217
Cost of units redeemed                                           (405,389)          (347,572)
Account charges                                                      (613)              (239)
                                                         -----------------  -----------------
Increase (decrease)                                               228,201            457,406
                                                         -----------------  -----------------
Net increase (decrease)                                           290,662            651,928
Net assets, beginning                                           1,126,091            474,163
                                                         -----------------  -----------------
Net assets, ending                                       $      1,416,753   $      1,126,091
                                                         =================  =================

Units sold                                                        319,140            472,266
Units redeemed                                                   (205,168)          (213,374)
                                                         -----------------  -----------------
Net increase (decrease)                                           113,972            258,892
Units outstanding, beginning                                      566,444            307,552
                                                         -----------------  -----------------
Units outstanding, ending                                         680,416            566,444
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     2,460,284
Cost of units redeemed/account charges                                           (1,458,990)
Net investment income (loss)                                                        (33,774)
Net realized gain (loss)                                                            253,259
Realized gain distributions                                                          36,771
Net change in unrealized appreciation (depreciation)                                159,203
                                                                            ----------------
Net assets                                                                  $     1,416,753
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.06           598   $     1,232         1.25%          4.5%
12/31/2016          1.97           509         1,004         1.25%         28.9%
12/31/2015          1.53           275           421         1.25%          1.2%
12/31/2014          1.51           296           448         1.25%          3.3%
12/31/2013          1.46           317           464         1.25%         36.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.12             0   $         0         1.00%          4.7%
12/31/2016          2.02             0             0         1.00%         29.2%
12/31/2015          1.57             0             0         1.00%          1.4%
12/31/2014          1.54             0             0         1.00%          3.5%
12/31/2013          1.49             0             0         1.00%         37.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.18             0   $         0         0.75%          5.0%
12/31/2016          2.08             0             0         0.75%         29.5%
12/31/2015          1.60             0             0         0.75%          1.7%
12/31/2014          1.58             0             0         0.75%          3.8%
12/31/2013          1.52             0             0         0.75%         37.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.24            82   $       185         0.50%          5.3%
12/31/2016          2.13            58           123         0.50%         29.8%
12/31/2015          1.64            32            53         0.50%          1.9%
12/31/2014          1.61            19            30         0.50%          4.1%
12/31/2013          1.55            14            21         0.50%         37.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.30             0   $         0         0.25%          5.5%
12/31/2016          2.18             0             0         0.25%         30.2%
12/31/2015          1.68             0             0         0.25%          2.2%
12/31/2014          1.64             0             0         0.25%          4.3%
12/31/2013          1.57             0             0         0.25%         38.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.37             0   $         0         0.00%          5.8%
12/31/2016          2.24             0             0         0.00%         30.5%
12/31/2015          1.72             0             0         0.00%          2.5%
12/31/2014          1.68             0             0         0.00%          4.6%
12/31/2013          1.60             0             0         0.00%         38.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        0.3%
    2015        0.0%
    2014        0.1%
    2013        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             NUVEEN STRATEGY GROWTH ALLOCATION R3 CLASS - 67074V762

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.59
Band 100                                        --              --            1.64
Band 75                                         --              --            1.68
Band 50                                         --              --            1.73
Band 25                                         --              --            1.78
Band 0                                          --              --            1.83
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (169)
                                                                             -----------------
Net investment income (loss)                                                             (169)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,805
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                      559
                                                                             -----------------
Net gain (loss)                                                                         3,364
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          3,195
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (169)  $           (482)
Net realized gain (loss)                                             2,805             (5,015)
Realized gain distributions                                             --              4,267
Net change in unrealized appreciation (depreciation)                   559              9,835
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    3,195              8,605
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                               869             24,774
Cost of units redeemed                                            (155,039)          (164,411)
Account charges                                                         --               (285)
                                                          -----------------  -----------------
Increase (decrease)                                               (154,170)          (139,922)
                                                          -----------------  -----------------
Net increase (decrease)                                           (150,975)          (131,317)
Net assets, beginning                                              150,975            282,292
                                                          -----------------  -----------------
Net assets, ending                                        $             --   $        150,975
                                                          =================  =================

Units sold                                                             612             18,399
Units redeemed                                                    (109,566)          (112,096)
                                                          -----------------  -----------------
Net increase (decrease)                                           (108,954)           (93,697)
Units outstanding, beginning                                       108,954            202,651
                                                          -----------------  -----------------
Units outstanding, ending                                               --            108,954
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,195,470
Cost of units redeemed/account charges                                            (2,345,906)
Net investment income (loss)                                                          28,567
Net realized gain (loss)                                                              49,495
Realized gain distributions                                                           72,374
Net change in unrealized appreciation (depreciation)                                      --
                                                                            -----------------
Net assets                                                                  $             --
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.59             0   $         0         1.25%         15.0%
12/31/2016          1.39           109           151         1.25%          4.7%
12/31/2015          1.32           115           152         1.25%         -2.8%
12/31/2014          1.36           108           147         1.25%          3.7%
12/31/2013          1.31            93           122         1.25%         17.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.64             0   $         0         1.00%         15.2%
12/31/2016          1.42             0             0         1.00%          5.0%
12/31/2015          1.35             0             0         1.00%         -2.6%
12/31/2014          1.39             0             0         1.00%          4.0%
12/31/2013          1.34             0             0         1.00%         17.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.68             0   $         0         0.75%         15.5%
12/31/2016          1.46             0             0         0.75%          5.2%
12/31/2015          1.39             0             0         0.75%         -2.3%
12/31/2014          1.42             0             0         0.75%          4.3%
12/31/2013          1.36             0             0         0.75%         18.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.73             0   $         0         0.50%         15.8%
12/31/2016          1.50             0             0         0.50%          5.5%
12/31/2015          1.42             0             0         0.50%         -2.1%
12/31/2014          1.45             0             0         0.50%          4.5%
12/31/2013          1.39             0             0         0.50%         18.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78             0   $         0         0.25%         16.1%
12/31/2016          1.53             0             0         0.25%          5.8%
12/31/2015          1.45             0             0         0.25%         -1.8%
12/31/2014          1.48             0             0         0.25%          4.8%
12/31/2013          1.41             0             0         0.25%         18.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.83             0   $         0         0.00%         16.4%
12/31/2016          1.57             0             0         0.00%          6.0%
12/31/2015          1.48            88           130         0.00%         -1.6%
12/31/2014          1.51            83           125         0.00%          5.0%
12/31/2013          1.44            96           138         0.00%         19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.7%
    2015        1.6%
    2014        3.1%
    2013        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             NUVEEN STRATEGY GROWTH ALLOCATION A CLASS - 67074V812

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.64
Band 100                                        --              --            1.68
Band 75                                         --              --            1.73
Band 50                                         --              --            1.78
Band 25                                         --              --            1.83
Band 0                                          --              --            1.88
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (108)
                                                                             -----------------
Net investment income (loss)                                                             (108)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,274
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                     (704)
                                                                             -----------------
Net gain (loss)                                                                         1,570
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          1,462
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (108)  $             32
Net realized gain (loss)                                            2,274             60,339
Realized gain distributions                                            --                937
Net change in unrealized appreciation (depreciation)                 (704)           (31,879)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   1,462             29,429
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            4,276             11,841
Cost of units redeemed                                            (40,923)        (1,282,933)
Account charges                                                        (1)              (281)
                                                         -----------------  -----------------
Increase (decrease)                                               (36,648)        (1,271,373)
                                                         -----------------  -----------------
Net increase (decrease)                                           (35,186)        (1,241,944)
Net assets, beginning                                              35,186          1,277,130
                                                         -----------------  -----------------
Net assets, ending                                       $             --   $         35,186
                                                         =================  =================

Units sold                                                          2,872              8,251
Units redeemed                                                    (27,616)          (826,595)
                                                         -----------------  -----------------
Net increase (decrease)                                           (24,744)          (818,344)
Units outstanding, beginning                                       24,744            843,088
                                                         -----------------  -----------------
Units outstanding, ending                                              --             24,744
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,447,794
Cost of units redeemed/account charges                                            (2,916,910)
Net investment income (loss)                                                         171,032
Net realized gain (loss)                                                              98,776
Realized gain distributions                                                          199,308
Net change in unrealized appreciation (depreciation)                                      --
                                                                            -----------------
Net assets                                                                  $             --
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.64             0   $         0         1.25%         15.1%
12/31/2016          1.42            25            35         1.25%          5.0%
12/31/2015          1.35            23            31         1.25%         -2.5%
12/31/2014          1.39            20            28         1.25%          4.0%
12/31/2013          1.34            14            19         1.25%         17.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.68             0   $         0         1.00%         15.4%
12/31/2016          1.46             0             0         1.00%          5.3%
12/31/2015          1.39             0             0         1.00%         -2.3%
12/31/2014          1.42             0             0         1.00%          4.2%
12/31/2013          1.36             0             0         1.00%         18.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.73             0   $         0         0.75%         15.7%
12/31/2016          1.50             0             0         0.75%          5.5%
12/31/2015          1.42             0             0         0.75%         -2.0%
12/31/2014          1.45             0             0         0.75%          4.5%
12/31/2013          1.39             0             0         0.75%         18.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78             0   $         0         0.50%         16.0%
12/31/2016          1.53             0             0         0.50%          5.8%
12/31/2015          1.45             0             0         0.50%         -1.8%
12/31/2014          1.48             0             0         0.50%          4.8%
12/31/2013          1.41             0             0         0.50%         18.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.83             0   $         0         0.25%         16.3%
12/31/2016          1.57             0             0         0.25%          6.0%
12/31/2015          1.48             0             0         0.25%         -1.5%
12/31/2014          1.51             0             0         0.25%          5.0%
12/31/2013          1.44             0             0         0.25%         19.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88             0   $         0         0.00%         16.6%
12/31/2016          1.62             0             0         0.00%          6.3%
12/31/2015          1.52           820         1,246         0.00%         -1.3%
12/31/2014          1.54           843         1,298         0.00%          5.3%
12/31/2013          1.46           882         1,289         0.00%         19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.1%
    2015        1.8%
    2014        3.3%
    2013        3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       NUVEEN INTERNATIONAL GROWTH FUND R3 CLASS - 670725696 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.28
Band 100                                        --              --            1.29
Band 75                                         --              --            1.29
Band 50                                         --              --            1.30
Band 25                                         --              --            1.30
Band 0                                          --              --            1.31
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         1.25%         35.5%
12/31/2016          0.94             0             0         1.25%         -5.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         1.00%         35.8%
12/31/2016          0.95             0             0         1.00%         -5.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.75%         36.2%
12/31/2016          0.95             0             0         0.75%         -5.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.50%         36.5%
12/31/2016          0.95             0             0         0.50%         -5.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.25%         36.9%
12/31/2016          0.95             0             0         0.25%         -4.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.00%         37.2%
12/31/2016          0.95             0             0         0.00%         -4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              NUVEEN INTERNATIONAL GROWTH FUND A CLASS - 670725738

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        14,782  $        13,392               306
                                                       ===============   ===============
Receivables: investments sold                       2
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        14,784
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       14,784          11,504  $          1.29
Band 100                                        --              --             1.29
Band 75                                         --              --             1.30
Band 50                                         --              --             1.30
Band 25                                         --              --             1.31
Band 0                                          --              --             1.31
                                    --------------  --------------
 Total                              $       14,784          11,504
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $              13
Mortality & expense charges                                                                 (57)
                                                                              ------------------
Net investment income (loss)                                                                (44)
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      3
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                      1,390
                                                                              ------------------
Net gain (loss)                                                                           1,393
                                                                              ------------------

Increase (decrease) in net assets from operations                             $           1,349
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (44)  $             --
Net realized gain (loss)                                                3                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                1,390                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   1,349                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           26,183                 --
Cost of units redeemed                                            (12,748)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                13,435                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            14,784                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         14,784   $             --
                                                         =================  ================

Units sold                                                         22,353                 --
Units redeemed                                                    (10,849)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            11,504                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          11,504                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $          26,183
Cost of units redeemed/account charges                                                  (12,748)
Net investment income (loss)                                                                (44)
Net realized gain (loss)                                                                      3
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                      1,390
                                                                              ------------------
Net assets                                                                    $          14,784
                                                                              ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29            12   $        15         1.25%         35.8%
12/31/2016          0.95             0             0         1.25%         -5.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         1.00%         36.2%
12/31/2016          0.95             0             0         1.00%         -5.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.75%         36.5%
12/31/2016          0.95             0             0         0.75%         -5.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.50%         36.8%
12/31/2016          0.95             0             0         0.50%         -4.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.25%         37.2%
12/31/2016          0.95             0             0         0.25%         -4.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.00%         37.5%
12/31/2016          0.95             0             0         0.00%         -4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       NUVEEN INTERNATIONAL GROWTH FUND R6 CLASS - 670713304 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.37
Band 100                                        --              --            1.38
Band 75                                         --              --            1.38
Band 50                                         --              --            1.38
Band 25                                         --              --            1.39
Band 0                                          --              --            1.39
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         1.25%         36.3%
12/31/2016          1.01             0             0         1.25%          0.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         1.00%         36.6%
12/31/2016          1.01             0             0         1.00%          0.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.75%         37.0%
12/31/2016          1.01             0             0         0.75%          0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.50%         37.3%
12/31/2016          1.01             0             0         0.50%          0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.25%         37.7%
12/31/2016          1.01             0             0         0.25%          0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.00%         38.0%
12/31/2016          1.01             0             0         0.00%          0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      NUVEEN REAL ESTATE SECURITIES FUND R6 CLASS - 670678119 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          1.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%          1.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.75%          1.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.50%          1.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.25%          2.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.00%          2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          NUVEEN SMALL CAP VALUE FUND R6 CLASS - 670693837 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.09
Band 100                                        --              --            1.09
Band 75                                         --              --            1.09
Band 50                                         --              --            1.10
Band 25                                         --              --            1.10
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.25%          9.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.00%          9.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.75%          9.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.50%          9.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.25%          9.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.00%          9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         OAKMARK EQUITY AND INCOME FUND I CLASS - 413838400 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.68
Band 100                                        --              --            1.72
Band 75                                         --              --            1.76
Band 50                                         --              --            1.80
Band 25                                         --              --            1.85
Band 0                                          --              --            1.89
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.68             0   $         0         1.25%         13.0%
12/31/2016          1.48             0             0         1.25%          9.6%
12/31/2015          1.35             0             0         1.25%         -5.8%
12/31/2014          1.44             0             0         1.25%          5.6%
12/31/2013          1.36             0             0         1.25%         22.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.72             0   $         0         1.00%         13.3%
12/31/2016          1.52             0             0         1.00%          9.9%
12/31/2015          1.38             0             0         1.00%         -5.5%
12/31/2014          1.46             0             0         1.00%          5.9%
12/31/2013          1.38             0             0         1.00%         23.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.76             0   $         0         0.75%         13.6%
12/31/2016          1.55             0             0         0.75%         10.1%
12/31/2015          1.41             0             0         0.75%         -5.3%
12/31/2014          1.49             0             0         0.75%          6.1%
12/31/2013          1.40             0             0         0.75%         23.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80             0   $         0         0.50%         13.9%
12/31/2016          1.58             0             0         0.50%         10.4%
12/31/2015          1.44             0             0         0.50%         -5.1%
12/31/2014          1.51             0             0         0.50%          6.4%
12/31/2013          1.42             0             0         0.50%         23.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0   $         0         0.25%         14.2%
12/31/2016          1.62             0             0         0.25%         10.7%
12/31/2015          1.46             0             0         0.25%         -4.8%
12/31/2014          1.54             0             0         0.25%          6.7%
12/31/2013          1.44             0             0         0.25%         23.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89             0   $         0         0.00%         14.5%
12/31/2016          1.65             0             0         0.00%         11.0%
12/31/2015          1.49             0             0         0.00%         -4.6%
12/31/2014          1.56             0             0         0.00%          6.9%
12/31/2013          1.46             0             0         0.00%         24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            OPPENHEIMER DEVELOPING MARKETS FUND A CLASS - 683974109

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    12,241,023  $      9,796,359          281,873
                                                      ================  ===============
Receivables: investments sold                 37,366
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    12,278,389
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   11,691,719        7,849,589  $         1.49
Band 100                                   486,883          320,383            1.52
Band 75                                         --               --            1.55
Band 50                                      7,029            4,443            1.58
Band 25                                         --               --            1.61
Band 0                                      92,758           56,329            1.65
                                    --------------  ---------------
 Total                              $   12,278,389        8,230,744
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        36,964
Mortality & expense charges                                                        (138,262)
                                                                            ----------------
Net investment income (loss)                                                       (101,298)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            533,071
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                              2,775,099
                                                                            ----------------
Net gain (loss)                                                                   3,308,170
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     3,206,872
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (101,298)  $       (100,364)
Net realized gain (loss)                                          533,071           (368,384)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)            2,775,099          1,064,747
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,206,872            595,999
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,069,891          4,129,531
Cost of units redeemed                                         (5,018,145)        (5,958,308)
Account charges                                                   (10,388)           (10,344)
                                                         -----------------  -----------------
Increase (decrease)                                              (958,642)        (1,839,121)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,248,230         (1,243,122)
Net assets, beginning                                          10,030,159         11,273,281
                                                         -----------------  -----------------
Net assets, ending                                       $     12,278,389   $     10,030,159
                                                         =================  =================

Units sold                                                      3,051,504          3,757,668
Units redeemed                                                 (3,727,860)        (5,427,865)
                                                         -----------------  -----------------
Net increase (decrease)                                          (676,356)        (1,670,197)
Units outstanding, beginning                                    8,907,100         10,577,297
                                                         -----------------  -----------------
Units outstanding, ending                                       8,230,744          8,907,100
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    37,693,424
Cost of units redeemed/account charges                                          (28,336,867)
Net investment income (loss)                                                       (393,560)
Net realized gain (loss)                                                            698,987
Realized gain distributions                                                         171,741
Net change in unrealized appreciation (depreciation)                              2,444,664
                                                                            ----------------
Net assets                                                                  $    12,278,389
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49         7,850   $    11,692         1.25%         33.1%
12/31/2016          1.12         7,971         8,919         1.25%          5.6%
12/31/2015          1.06         9,514        10,085         1.25%        -15.1%
12/31/2014          1.25         6,425         8,024         1.25%         -6.0%
12/31/2013          1.33         6,304         8,375         1.25%          7.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.52           320   $       487         1.00%         33.4%
12/31/2016          1.14           399           454         1.00%          5.8%
12/31/2015          1.08           404           434         1.00%        -14.9%
12/31/2014          1.26             0             0         1.00%         -5.8%
12/31/2013          1.34             0             0         1.00%          7.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.55             0   $         0         0.75%         33.8%
12/31/2016          1.16             0             0         0.75%          6.1%
12/31/2015          1.09             0             0         0.75%        -14.7%
12/31/2014          1.28             0             0         0.75%         -5.5%
12/31/2013          1.36             0             0         0.75%          7.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.58             4   $         7         0.50%         34.1%
12/31/2016          1.18             6             7         0.50%          6.4%
12/31/2015          1.11             7             7         0.50%        -14.5%
12/31/2014          1.30             0             0         0.50%         -5.3%
12/31/2013          1.37             0             0         0.50%          7.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.61             0   $         0         0.25%         34.4%
12/31/2016          1.20             0             0         0.25%          6.6%
12/31/2015          1.13             0             0         0.25%        -14.3%
12/31/2014          1.31             0             0         0.25%         -5.0%
12/31/2013          1.38             0             0         0.25%          8.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.65            56   $        93         0.00%         34.8%
12/31/2016          1.22           531           649         0.00%          6.9%
12/31/2015          1.14           653           746         0.00%        -14.1%
12/31/2014          1.33           120           160         0.00%         -4.8%
12/31/2013          1.40           133           185         0.00%          8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.3%
    2016        0.2%
    2015        0.5%
    2014        0.3%
    2013        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            OPPENHEIMER DEVELOPING MARKETS FUND Y CLASS - 683974505

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    11,162,669  $      9,182,027          259,978
                                                      ================  ===============
Receivables: investments sold                    802
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    11,163,471
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   11,163,471        8,756,508  $         1.27
Band 100                                        --               --            1.29
Band 75                                         --               --            1.31
Band 50                                         --               --            1.33
Band 25                                         --               --            1.35
Band 0                                          --               --            1.37
                                    --------------  ---------------
 Total                              $   11,163,471        8,756,508
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        64,499
Mortality & expense charges                                                        (142,405)
                                                                            ----------------
Net investment income (loss)                                                        (77,906)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            734,629
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                              3,342,625
                                                                            ----------------
Net gain (loss)                                                                   4,077,254
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     3,999,348
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (77,906)  $        (38,000)
Net realized gain (loss)                                          734,629           (294,682)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)            3,342,625          1,278,433
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,999,348            945,751
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,427,256          4,208,094
Cost of units redeemed                                        (12,774,825)        (2,355,351)
Account charges                                                   (12,273)           (23,411)
                                                         -----------------  -----------------
Increase (decrease)                                            (9,359,842)         1,829,332
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,360,494)         2,775,083
Net assets, beginning                                          16,523,965         13,748,882
                                                         -----------------  -----------------
Net assets, ending                                       $     11,163,471   $     16,523,965
                                                         =================  =================

Units sold                                                      3,086,844          5,784,247
Units redeemed                                                (11,277,079)        (3,802,485)
                                                         -----------------  -----------------
Net increase (decrease)                                        (8,190,235)         1,981,762
Units outstanding, beginning                                   16,946,743         14,964,981
                                                         -----------------  -----------------
Units outstanding, ending                                       8,756,508         16,946,743
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    36,488,809
Cost of units redeemed/account charges                                          (27,965,815)
Net investment income (loss)                                                       (157,320)
Net realized gain (loss)                                                            512,537
Realized gain distributions                                                         304,618
Net change in unrealized appreciation (depreciation)                              1,980,642
                                                                            ----------------
Net assets                                                                  $    11,163,471
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27         8,757   $    11,163         1.25%         33.4%
12/31/2016          0.96        11,385        10,877         1.25%          5.8%
12/31/2015          0.90         9,593         8,660         1.25%        -14.9%
12/31/2014          1.06         9,357         9,928         1.25%         -5.7%
12/31/2013          1.13         8,885        10,000         1.25%          7.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         1.00%         33.8%
12/31/2016          0.97             0             0         1.00%          6.1%
12/31/2015          0.91             0             0         1.00%        -14.7%
12/31/2014          1.07             0             0         1.00%         -5.5%
12/31/2013          1.13             0             0         1.00%          7.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.75%         34.1%
12/31/2016          0.98             0             0         0.75%          6.4%
12/31/2015          0.92             0             0         0.75%        -14.5%
12/31/2014          1.08             0             0         0.75%         -5.3%
12/31/2013          1.14             0             0         0.75%          7.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.50%         34.4%
12/31/2016          0.99             0             0         0.50%          6.6%
12/31/2015          0.93             0             0         0.50%        -14.3%
12/31/2014          1.08             0             0         0.50%         -5.0%
12/31/2013          1.14             0             0         0.50%          8.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35             0   $         0         0.25%         34.8%
12/31/2016          1.00             0             0         0.25%          6.9%
12/31/2015          0.94             0             0         0.25%        -14.1%
12/31/2014          1.09             0             0         0.25%         -4.8%
12/31/2013          1.15             0             0         0.25%          8.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.00%         35.1%
12/31/2016          1.02         5,562         5,647         0.00%          7.2%
12/31/2015          0.95         5,372         5,089         0.00%        -13.8%
12/31/2014          1.10         4,648         5,111         0.00%         -4.6%
12/31/2013          1.15         3,821         4,402         0.00%          8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        0.6%
    2015        0.7%
    2014        0.6%
    2013        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 OPPENHEIMER GLOBAL FUND A CLASS - 683924104

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     2,749,922   $     2,328,917           28,626
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,373)
                                     ----------------
Net assets                           $     2,747,549
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $       538,612         286,639  $          1.88
Band 100                                    251,500         132,140             1.90
Band 75                                          --              --             1.93
Band 50                                   1,957,437       1,002,459             1.95
Band 25                                          --              --             1.98
Band 0                                           --              --             2.00
                                    ---------------  --------------
 Total                              $     2,747,549       1,421,238
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         14,354
Mortality & expense charges                                                          (16,759)
                                                                            -----------------
Net investment income (loss)                                                          (2,405)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              31,006
Realized gain distributions                                                          138,935
Net change in unrealized appreciation (depreciation)                                 564,245
                                                                            -----------------
Net gain (loss)                                                                      734,186
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        731,781
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,405)  $            992
Net realized gain (loss)                                           31,006            (64,685)
Realized gain distributions                                       138,935                 --
Net change in unrealized appreciation (depreciation)              564,245             32,222
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 731,781            (31,471)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          238,660            261,986
Cost of units redeemed                                           (344,191)          (456,611)
Account charges                                                      (715)              (423)
                                                         -----------------  -----------------
Increase (decrease)                                              (106,246)          (195,048)
                                                         -----------------  -----------------
Net increase (decrease)                                           625,535           (226,519)
Net assets, beginning                                           2,122,014          2,348,533
                                                         -----------------  -----------------
Net assets, ending                                       $      2,747,549   $      2,122,014
                                                         =================  =================

Units sold                                                        159,604            193,694
Units redeemed                                                   (222,380)          (344,709)
                                                         -----------------  -----------------
Net increase (decrease)                                           (62,776)          (151,015)
Units outstanding, beginning                                    1,484,014          1,635,029
                                                         -----------------  -----------------
Units outstanding, ending                                       1,421,238          1,484,014
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     4,396,608
Cost of units redeemed/account charges                                           (2,714,194)
Net investment income (loss)                                                         23,240
Net realized gain (loss)                                                            244,843
Realized gain distributions                                                         376,047
Net change in unrealized appreciation (depreciation)                                421,005
                                                                            ----------------
Net assets                                                                  $     2,747,549
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88           287   $       539         1.25%         34.6%
12/31/2016          1.40           257           359         1.25%         -1.1%
12/31/2015          1.41           315           444         1.25%          2.6%
12/31/2014          1.38           140           192         1.25%          0.8%
12/31/2013          1.37            36            49         1.25%         25.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90           132   $       252         1.00%         34.9%
12/31/2016          1.41           145           204         1.00%         -0.8%
12/31/2015          1.42           188           268         1.00%          2.9%
12/31/2014          1.38             0             0         1.00%          1.0%
12/31/2013          1.37             0             0         1.00%         25.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.93             0   $         0         0.75%         35.2%
12/31/2016          1.43             0             0         0.75%         -0.6%
12/31/2015          1.43             0             0         0.75%          3.1%
12/31/2014          1.39             0             0         0.75%          1.3%
12/31/2013          1.37             0             0         0.75%         25.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95         1,002   $     1,957         0.50%         35.6%
12/31/2016          1.44         1,082         1,559         0.50%         -0.3%
12/31/2015          1.45         1,124         1,625         0.50%          3.4%
12/31/2014          1.40           849         1,187         0.50%          1.6%
12/31/2013          1.38           864         1,190         0.50%         26.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0   $         0         0.25%         35.9%
12/31/2016          1.46             0             0         0.25%         -0.1%
12/31/2015          1.46             0             0         0.25%          3.6%
12/31/2014          1.41             0             0         0.25%          1.8%
12/31/2013          1.38             0             0         0.25%         26.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00             0   $         0         0.00%         36.2%
12/31/2016          1.47             0             0         0.00%          0.2%
12/31/2015          1.47             8            12         0.00%          3.9%
12/31/2014          1.41           667           942         0.00%          2.1%
12/31/2013          1.38           688           953         0.00%         26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        0.7%
    2015        0.7%
    2014        0.8%
    2013        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 OPPENHEIMER GLOBAL FUND Y CLASS - 683924401

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,593,475   $     1,272,189           16,531
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (5,663)
                                     ----------------
Net assets                           $     1,587,812
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,587,812         834,579  $          1.90
Band 100                                        --              --             1.93
Band 75                                         --              --             1.95
Band 50                                         --              --             1.98
Band 25                                         --              --             2.00
Band 0                                          --              --             2.03
                                    --------------  --------------
 Total                              $    1,587,812         834,579
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         11,858
Mortality & expense charges                                                          (16,860)
                                                                            -----------------
Net investment income (loss)                                                          (5,002)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              46,750
Realized gain distributions                                                           79,573
Net change in unrealized appreciation (depreciation)                                 272,815
                                                                            -----------------
Net gain (loss)                                                                      399,138
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        394,136
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,002)  $         (1,940)
Net realized gain (loss)                                           46,750            (38,045)
Realized gain distributions                                        79,573                 --
Net change in unrealized appreciation (depreciation)              272,815             87,046
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 394,136             47,061
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          340,164          1,145,506
Cost of units redeemed                                           (242,676)          (865,696)
Account charges                                                    (1,371)              (999)
                                                         -----------------  -----------------
Increase (decrease)                                                96,117            278,811
                                                         -----------------  -----------------
Net increase (decrease)                                           490,253            325,872
Net assets, beginning                                           1,097,559            771,687
                                                         -----------------  -----------------
Net assets, ending                                       $      1,587,812   $      1,097,559
                                                         =================  =================

Units sold                                                        202,766          1,106,974
Units redeemed                                                   (146,286)          (871,305)
                                                         -----------------  -----------------
Net increase (decrease)                                            56,480            235,669
Units outstanding, beginning                                      778,099            542,430
                                                         -----------------  -----------------
Units outstanding, ending                                         834,579            778,099
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,467,568
Cost of units redeemed/account charges                                            (1,355,355)
Net investment income (loss)                                                          (7,645)
Net realized gain (loss)                                                              16,048
Realized gain distributions                                                          145,910
Net change in unrealized appreciation (depreciation)                                 321,286
                                                                            -----------------
Net assets                                                                  $      1,587,812
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90           835   $     1,588         1.25%         34.9%
12/31/2016          1.41           778         1,098         1.25%         -0.8%
12/31/2015          1.42           542           772         1.25%          2.8%
12/31/2014          1.38           434           600         1.25%          1.0%
12/31/2013          1.37           208           285         1.25%         25.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.93             0   $         0         1.00%         35.2%
12/31/2016          1.43             0             0         1.00%         -0.6%
12/31/2015          1.43             0             0         1.00%          3.1%
12/31/2014          1.39             0             0         1.00%          1.3%
12/31/2013          1.37             0             0         1.00%         25.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95             0   $         0         0.75%         35.6%
12/31/2016          1.44             0             0         0.75%         -0.4%
12/31/2015          1.45             0             0         0.75%          3.4%
12/31/2014          1.40             0             0         0.75%          1.5%
12/31/2013          1.38             0             0         0.75%         26.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0   $         0         0.50%         35.9%
12/31/2016          1.45             0             0         0.50%         -0.1%
12/31/2015          1.46             0             0         0.50%          3.6%
12/31/2014          1.41             0             0         0.50%          1.8%
12/31/2013          1.38             0             0         0.50%         26.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00             0   $         0         0.25%         36.2%
12/31/2016          1.47             0             0         0.25%          0.1%
12/31/2015          1.47             0             0         0.25%          3.9%
12/31/2014          1.41             0             0         0.25%          2.1%
12/31/2013          1.38             0             0         0.25%         26.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.03             0   $         0         0.00%         36.6%
12/31/2016          1.49             0             0         0.00%          0.4%
12/31/2015          1.48             0             0         0.00%          4.1%
12/31/2014          1.42             0             0         0.00%          2.3%
12/31/2013          1.39             0             0         0.00%         27.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.1%
    2015        1.0%
    2014        1.4%
    2013        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            OPPENHEIMER GLOBAL OPPORTUNITIES A CLASS - 683943104

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,499,632  $     1,022,708           21,976
                                                       ===============  ===============
Receivables: investments sold                   6,605
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,506,237
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,506,237         608,668  $          2.47
Band 100                                        --              --             2.52
Band 75                                         --              --             2.56
Band 50                                         --              --             2.61
Band 25                                         --              --             2.66
Band 0                                          --              --             2.71
                                    --------------  --------------
 Total                              $    1,506,237         608,668
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (14,347)
                                                                            -----------------
Net investment income (loss)                                                         (14,347)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              54,374
Realized gain distributions                                                           33,664
Net change in unrealized appreciation (depreciation)                                 395,336
                                                                            -----------------
Net gain (loss)                                                                      483,374
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        469,027
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (14,347)  $         (8,669)
Net realized gain (loss)                                           54,374             14,795
Realized gain distributions                                        33,664             67,527
Net change in unrealized appreciation (depreciation)              395,336             (2,865)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 469,027             70,788
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          327,131            129,888
Cost of units redeemed                                           (253,372)          (225,469)
Account charges                                                      (943)              (360)
                                                         -----------------  -----------------
Increase (decrease)                                                72,816            (95,941)
                                                         -----------------  -----------------
Net increase (decrease)                                           541,843            (25,153)
Net assets, beginning                                             964,394            989,547
                                                         -----------------  -----------------
Net assets, ending                                       $      1,506,237   $        964,394
                                                         =================  =================

Units sold                                                        155,730             90,000
Units redeemed                                                   (134,101)          (161,508)
                                                         -----------------  -----------------
Net increase (decrease)                                            21,629            (71,508)
Units outstanding, beginning                                      587,039            658,547
                                                         -----------------  -----------------
Units outstanding, ending                                         608,668            587,039
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     3,164,450
Cost of units redeemed/account charges                                           (2,596,302)
Net investment income (loss)                                                        (45,596)
Net realized gain (loss)                                                            400,221
Realized gain distributions                                                         106,540
Net change in unrealized appreciation (depreciation)                                476,924
                                                                            ----------------
Net assets                                                                  $     1,506,237
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.47           609   $     1,506         1.25%         50.6%
12/31/2016          1.64           587           964         1.25%          9.3%
12/31/2015          1.50           659           990         1.25%         12.5%
12/31/2014          1.34           332           444         1.25%         -4.7%
12/31/2013          1.40           253           354         1.25%         38.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.52             0   $         0         1.00%         51.0%
12/31/2016          1.67             0             0         1.00%          9.6%
12/31/2015          1.52             0             0         1.00%         12.8%
12/31/2014          1.35             0             0         1.00%         -4.4%
12/31/2013          1.41             0             0         1.00%         39.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.56             0   $         0         0.75%         51.4%
12/31/2016          1.69             0             0         0.75%          9.9%
12/31/2015          1.54             0             0         0.75%         13.1%
12/31/2014          1.36             0             0         0.75%         -4.2%
12/31/2013          1.42             0             0         0.75%         39.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.61             0   $         0         0.50%         51.8%
12/31/2016          1.72             0             0         0.50%         10.1%
12/31/2015          1.56             0             0         0.50%         13.4%
12/31/2014          1.38             0             0         0.50%         -3.9%
12/31/2013          1.43             0             0         0.50%         40.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.66             0   $         0         0.25%         52.1%
12/31/2016          1.75             0             0         0.25%         10.4%
12/31/2015          1.58             0             0         0.25%         13.6%
12/31/2014          1.39             0             0         0.25%         -3.7%
12/31/2013          1.45             0             0         0.25%         40.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.71             0   $         0         0.00%         52.5%
12/31/2016          1.77             0             0         0.00%         10.7%
12/31/2015          1.60             0             0         0.00%         13.9%
12/31/2014          1.41             0             0         0.00%         -3.5%
12/31/2013          1.46             0             0         0.00%         40.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.3%
    2015        0.1%
    2014        0.3%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            OPPENHEIMER GLOBAL OPPORTUNITIES Y CLASS - 683943401

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      394,715   $       306,452            5,684
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (557)
                                     ---------------
Net assets                           $      394,158
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       394,158         144,671  $         2.72
Band 100                                        --              --            2.76
Band 75                                         --              --            2.80
Band 50                                         --              --            2.83
Band 25                                         --              --            2.87
Band 0                                          --              --            2.90
                                   ---------------  --------------
 Total                             $       394,158         144,671
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (3,853)
                                                                            -----------------
Net investment income (loss)                                                          (3,853)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              40,200
Realized gain distributions                                                            8,958
Net change in unrealized appreciation (depreciation)                                  80,383
                                                                            -----------------
Net gain (loss)                                                                      129,541
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        125,688
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,853)  $         (1,621)
Net realized gain (loss)                                           40,200             18,579
Realized gain distributions                                         8,958             13,842
Net change in unrealized appreciation (depreciation)               80,383             (9,604)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 125,688             21,196
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          253,178            151,632
Cost of units redeemed                                           (182,116)          (152,693)
Account charges                                                      (204)               (86)
                                                         -----------------  -----------------
Increase (decrease)                                                70,858             (1,147)
                                                         -----------------  -----------------
Net increase (decrease)                                           196,546             20,049
Net assets, beginning                                             197,612            177,563
                                                         -----------------  -----------------
Net assets, ending                                       $        394,158   $        197,612
                                                         =================  =================

Units sold                                                        116,409             93,171
Units redeemed                                                    (81,290)           (91,486)
                                                         -----------------  -----------------
Net increase (decrease)                                            35,119              1,685
Units outstanding, beginning                                      109,552            107,867
                                                         -----------------  -----------------
Units outstanding, ending                                         144,671            109,552
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        667,235
Cost of units redeemed/account charges                                              (437,531)
Net investment income (loss)                                                          (6,532)
Net realized gain (loss)                                                              58,955
Realized gain distributions                                                           23,768
Net change in unrealized appreciation (depreciation)                                  88,263
                                                                            -----------------
Net assets                                                                  $        394,158
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.72           145   $       394         1.25%         51.0%
12/31/2016          1.80           110           198         1.25%          9.6%
12/31/2015          1.65           108           178         1.25%         12.8%
12/31/2014          1.46            12            17         1.25%         -4.4%
12/31/2013          1.53             0             0         1.25%         39.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.76             0   $         0         1.00%         51.4%
12/31/2016          1.82             0             0         1.00%          9.9%
12/31/2015          1.66             0             0         1.00%         13.1%
12/31/2014          1.47             0             0         1.00%         -4.2%
12/31/2013          1.53             0             0         1.00%         39.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.80             0   $         0         0.75%         51.8%
12/31/2016          1.84             0             0         0.75%         10.1%
12/31/2015          1.67             0             0         0.75%         13.4%
12/31/2014          1.47             0             0         0.75%         -4.0%
12/31/2013          1.54             0             0         0.75%         40.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.83             0   $         0         0.50%         52.2%
12/31/2016          1.86             0             0         0.50%         10.4%
12/31/2015          1.69             0             0         0.50%         13.7%
12/31/2014          1.48             0             0         0.50%         -3.7%
12/31/2013          1.54             0             0         0.50%         40.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.87             0   $         0         0.25%         52.6%
12/31/2016          1.88             0             0         0.25%         10.7%
12/31/2015          1.70             0             0         0.25%         13.9%
12/31/2014          1.49             0             0         0.25%         -3.5%
12/31/2013          1.54             0             0         0.25%         40.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.90             0   $         0         0.00%         52.9%
12/31/2016          1.90             0             0         0.00%         11.0%
12/31/2015          1.71             0             0         0.00%         14.2%
12/31/2014          1.50             0             0         0.00%         -3.2%
12/31/2013          1.55             0             0         0.00%         41.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.6%
    2015        0.6%
    2014        1.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           OPPENHEIMER GLOBAL STRATEGIC INCOME A CLASS - 68380K102

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        965,509  $       967,295          245,146
                                                       ===============  ===============
Receivables: investments sold                   2,819
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        968,328
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       968,328         695,615  $         1.39
Band 100                                        --              --            1.43
Band 75                                         --              --            1.47
Band 50                                         --              --            1.51
Band 25                                         --              --            1.55
Band 0                                          --              --            1.59
                                   ---------------  --------------
 Total                             $       968,328         695,615
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         43,343
Mortality & expense charges                                                          (12,329)
                                                                            -----------------
Net investment income (loss)                                                          31,014
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              18,716
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  (1,123)
                                                                            -----------------
Net gain (loss)                                                                       17,593
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         48,607
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         31,014   $         28,943
Net realized gain (loss)                                           18,716             (1,302)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (1,123)            28,651
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  48,607             56,292
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,109,614            577,851
Cost of units redeemed                                         (1,254,776)          (561,967)
Account charges                                                      (447)              (632)
                                                         -----------------  -----------------
Increase (decrease)                                              (145,609)            15,252
                                                         -----------------  -----------------
Net increase (decrease)                                           (97,002)            71,544
Net assets, beginning                                           1,065,330            993,786
                                                         -----------------  -----------------
Net assets, ending                                       $        968,328   $      1,065,330
                                                         =================  =================

Units sold                                                        810,883            441,923
Units redeemed                                                   (910,173)          (426,859)
                                                         -----------------  -----------------
Net increase (decrease)                                           (99,290)            15,064
Units outstanding, beginning                                      794,905            779,841
                                                         -----------------  -----------------
Units outstanding, ending                                         695,615            794,905
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $      7,086,204
Cost of units redeemed/account charges                                              (6,389,737)
Net investment income (loss)                                                           275,206
Net realized gain (loss)                                                                (1,559)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (1,786)
                                                                              -----------------
Net assets                                                                    $        968,328
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39           696   $       968         1.25%          4.9%
12/31/2016          1.33           733           972         1.25%          5.1%
12/31/2015          1.26           719           908         1.25%         -3.6%
12/31/2014          1.31           419           549         1.25%          1.4%
12/31/2013          1.29         1,653         2,136         1.25%         -1.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         1.00%          5.2%
12/31/2016          1.36             0             0         1.00%          5.3%
12/31/2015          1.29             0             0         1.00%         -3.3%
12/31/2014          1.33             0             0         1.00%          1.6%
12/31/2013          1.31             0             0         1.00%         -1.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.47             0   $         0         0.75%          5.4%
12/31/2016          1.39             0             0         0.75%          5.6%
12/31/2015          1.32             0             0         0.75%         -3.1%
12/31/2014          1.36             0             0         0.75%          1.9%
12/31/2013          1.34             0             0         0.75%         -1.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.51             0   $         0         0.50%          5.7%
12/31/2016          1.43             0             0         0.50%          5.8%
12/31/2015          1.35             0             0         0.50%         -2.8%
12/31/2014          1.39             0             0         0.50%          2.1%
12/31/2013          1.36             0             0         0.50%         -0.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.55             0   $         0         0.25%          6.0%
12/31/2016          1.46             0             0         0.25%          6.1%
12/31/2015          1.38             0             0         0.25%         -2.6%
12/31/2014          1.41             0             0         0.25%          2.4%
12/31/2013          1.38             0             0         0.25%         -0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.59             0   $         0         0.00%          6.2%
12/31/2016          1.50            62            93         0.00%          6.4%
12/31/2015          1.41            61            86         0.00%         -2.4%
12/31/2014          1.44             0             0         0.00%          2.6%
12/31/2013          1.40            24            33         0.00%         -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.3%
    2016        4.0%
    2015        3.2%
    2014        2.1%
    2013        4.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           OPPENHEIMER GLOBAL STRATEGIC INCOME Y CLASS - 68380K508

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       319,849  $        319,854           81,035
                                                      ================  ===============
Receivables: investments sold                    240
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       320,089
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       320,089         292,518  $         1.09
Band 100                                        --              --            1.11
Band 75                                         --              --            1.12
Band 50                                         --              --            1.14
Band 25                                         --              --            1.15
Band 0                                          --              --            1.17
                                   ---------------  --------------
 Total                             $       320,089         292,518
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $         14,891
Mortality & expense charges                                                             (4,147)
                                                                              -----------------
Net investment income (loss)                                                            10,744
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (819)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     6,709
                                                                              -----------------
Net gain (loss)                                                                          5,890
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         16,634
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         10,744   $          8,231
Net realized gain (loss)                                              (819)            (3,727)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                 6,709              9,980
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   16,634             14,484
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            93,883            140,959
Cost of units redeemed                                            (129,275)           (66,692)
Account charges                                                         (3)               (81)
                                                          -----------------  -----------------
Increase (decrease)                                                (35,395)            74,186
                                                          -----------------  -----------------
Net increase (decrease)                                            (18,761)            88,670
Net assets, beginning                                              338,850            250,180
                                                          -----------------  -----------------
Net assets, ending                                        $        320,089   $        338,850
                                                          =================  =================

Units sold                                                          88,751            144,827
Units redeemed                                                    (121,873)           (72,373)
                                                          -----------------  -----------------
Net increase (decrease)                                            (33,122)            72,454
Units outstanding, beginning                                       325,640            253,186
                                                          -----------------  -----------------
Units outstanding, ending                                          292,518            325,640
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        531,245
Cost of units redeemed/account charges                                                (230,454)
Net investment income (loss)                                                            25,649
Net realized gain (loss)                                                                (6,346)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                        (5)
                                                                              -----------------
Net assets                                                                    $        320,089
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09           293   $       320         1.25%          5.2%
12/31/2016          1.04           326           339         1.25%          5.3%
12/31/2015          0.99           253           250         1.25%         -3.3%
12/31/2014          1.02            72            74         1.25%          1.6%
12/31/2013          1.01            14            14         1.25%         -1.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%          5.4%
12/31/2016          1.05             0             0         1.00%          5.6%
12/31/2015          1.00             0             0         1.00%         -3.1%
12/31/2014          1.03             0             0         1.00%          1.9%
12/31/2013          1.01             0             0         1.00%         -0.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.75%          5.7%
12/31/2016          1.06             0             0         0.75%          5.8%
12/31/2015          1.00             0             0         0.75%         -2.8%
12/31/2014          1.03             0             0         0.75%          2.1%
12/31/2013          1.01             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.50%          5.9%
12/31/2016          1.07             0             0         0.50%          6.1%
12/31/2015          1.01             0             0         0.50%         -2.6%
12/31/2014          1.04             0             0         0.50%          2.4%
12/31/2013          1.01             0             0         0.50%         -0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.25%          6.2%
12/31/2016          1.08             0             0         0.25%          6.4%
12/31/2015          1.02             0             0         0.25%         -2.4%
12/31/2014          1.04             0             0         0.25%          2.6%
12/31/2013          1.02             0             0         0.25%         -0.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.00%          6.5%
12/31/2016          1.10             0             0         0.00%          6.6%
12/31/2015          1.03             0             0         0.00%         -2.1%
12/31/2014          1.05             0             0         0.00%          2.9%
12/31/2013          1.02             0             0         0.00%          0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.5%
    2016        4.0%
    2015        4.5%
    2014        4.0%
    2013        3.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        OPPENHEIMER GOLD & SPECIAL MINERALS FUND A CLASS - 683910103

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       703,149  $        695,431           42,624
                                                      ================  ===============
Receivables: investments sold                    151
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       703,300
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      443,920         760,379  $          0.58
Band 100                                   259,380         435,423             0.60
Band 75                                         --              --             0.61
Band 50                                         --              --             0.62
Band 25                                         --              --             0.63
Band 0                                          --              --             0.65
                                    --------------  --------------
 Total                              $      703,300       1,195,802
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         20,072
Mortality & expense charges                                                           (9,979)
                                                                            -----------------
Net investment income (loss)                                                          10,093
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              23,443
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  60,195
                                                                            -----------------
Net gain (loss)                                                                       83,638
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         93,731
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         10,093   $         34,049
Net realized gain (loss)                                           23,443            117,855
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               60,195             (1,150)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  93,731            150,754
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          543,851            704,784
Cost of units redeemed                                           (596,739)          (576,898)
Account charges                                                    (1,046)              (424)
                                                         -----------------  -----------------
Increase (decrease)                                               (53,934)           127,462
                                                         -----------------  -----------------
Net increase (decrease)                                            39,797            278,216
Net assets, beginning                                             663,503            385,287
                                                         -----------------  -----------------
Net assets, ending                                       $        703,300   $        663,503
                                                         =================  =================

Units sold                                                        930,823          1,293,884
Units redeemed                                                 (1,047,093)        (1,101,208)
                                                         -----------------  -----------------
Net increase (decrease)                                          (116,270)           192,676
Units outstanding, beginning                                    1,312,072          1,119,396
                                                         -----------------  -----------------
Units outstanding, ending                                       1,195,802          1,312,072
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,749,825
Cost of units redeemed/account charges                                            (1,954,695)
Net investment income (loss)                                                          42,254
Net realized gain (loss)                                                            (153,773)
Realized gain distributions                                                           11,971
Net change in unrealized appreciation (depreciation)                                   7,718
                                                                            -----------------
Net assets                                                                  $        703,300
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.58           760   $       444         1.25%         15.7%
12/31/2016          0.50         1,125           567         1.25%         46.9%
12/31/2015          0.34           945           324         1.25%        -24.1%
12/31/2014          0.45           572           259         1.25%        -16.4%
12/31/2013          0.54           561           304         1.25%        -48.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.60           435   $       259         1.00%         16.0%
12/31/2016          0.51           187            96         1.00%         47.3%
12/31/2015          0.35           174            61         1.00%        -23.9%
12/31/2014          0.46             0             0         1.00%        -16.2%
12/31/2013          0.55             0             0         1.00%        -48.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.61             0   $         0         0.75%         16.3%
12/31/2016          0.52             0             0         0.75%         47.6%
12/31/2015          0.35             0             0         0.75%        -23.7%
12/31/2014          0.46             0             0         0.75%        -16.0%
12/31/2013          0.55             0             0         0.75%        -48.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.62             0   $         0         0.50%         16.6%
12/31/2016          0.53             0             0         0.50%         48.0%
12/31/2015          0.36             0             0         0.50%        -23.5%
12/31/2014          0.47             0             0         0.50%        -15.8%
12/31/2013          0.56             0             0         0.50%        -48.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.63             0   $         0         0.25%         16.9%
12/31/2016          0.54             0             0         0.25%         48.4%
12/31/2015          0.36             0             0         0.25%        -23.3%
12/31/2014          0.48             0             0         0.25%        -15.6%
12/31/2013          0.56             0             0         0.25%        -48.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.65             0   $         0         0.00%         17.2%
12/31/2016          0.55             0             0         0.00%         48.7%
12/31/2015          0.37             0             0         0.00%        -23.1%
12/31/2014          0.48             0             0         0.00%        -15.4%
12/31/2013          0.57             0             0         0.00%        -47.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.9%
    2016        8.1%
    2015        0.0%
    2014        2.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        OPPENHEIMER GOLD & SPECIAL MINERALS FUND Y CLASS - 683910509

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        569,040  $       542,926           34,678
                                                       ===============  ===============
Receivables: investments sold                   1,070
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        570,110
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      570,110       1,034,641  $          0.55
Band 100                                        --              --             0.56
Band 75                                         --              --             0.57
Band 50                                         --              --             0.57
Band 25                                         --              --             0.58
Band 0                                          --              --             0.59
                                    --------------  --------------
 Total                              $      570,110       1,034,641
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         17,409
Mortality & expense charges                                                           (6,573)
                                                                            -----------------
Net investment income (loss)                                                          10,836
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              10,509
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  41,516
                                                                            -----------------
Net gain (loss)                                                                       52,025
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         62,861
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         10,836   $         23,151
Net realized gain (loss)                                           10,509              1,124
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               41,516             41,994
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  62,861             66,269
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          230,107            237,051
Cost of units redeemed                                           (133,003)           (64,315)
Account charges                                                      (192)              (305)
                                                         -----------------  -----------------
Increase (decrease)                                                96,912            172,431
                                                         -----------------  -----------------
Net increase (decrease)                                           159,773            238,700
Net assets, beginning                                             410,337            171,637
                                                         -----------------  -----------------
Net assets, ending                                       $        570,110   $        410,337
                                                         =================  =================

Units sold                                                        424,822            465,620
Units redeemed                                                   (253,398)          (134,373)
                                                         -----------------  -----------------
Net increase (decrease)                                           171,424            331,247
Units outstanding, beginning                                      863,217            531,970
                                                         -----------------  -----------------
Units outstanding, ending                                       1,034,641            863,217
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,291,548
Cost of units redeemed/account charges                                               (736,840)
Net investment income (loss)                                                           32,717
Net realized gain (loss)                                                              (43,429)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   26,114
                                                                             -----------------
Net assets                                                                   $        570,110
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.55         1,035   $       570         1.25%         15.9%
12/31/2016          0.48           863           410         1.25%         47.3%
12/31/2015          0.32           532           172         1.25%        -23.9%
12/31/2014          0.42           493           209         1.25%        -16.3%
12/31/2013          0.51           156            79         1.25%        -48.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.56             0   $         0         1.00%         16.2%
12/31/2016          0.48             0             0         1.00%         47.7%
12/31/2015          0.33             0             0         1.00%        -23.7%
12/31/2014          0.43             0             0         1.00%        -16.0%
12/31/2013          0.51             0             0         1.00%        -48.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.57             0   $         0         0.75%         16.5%
12/31/2016          0.49             0             0         0.75%         48.1%
12/31/2015          0.33             0             0         0.75%        -23.5%
12/31/2014          0.43             0             0         0.75%        -15.8%
12/31/2013          0.51             0             0         0.75%        -48.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.57             0   $         0         0.50%         16.8%
12/31/2016          0.49             0             0         0.50%         48.4%
12/31/2015          0.33             0             0         0.50%        -23.3%
12/31/2014          0.43             0             0         0.50%        -15.6%
12/31/2013          0.51             0             0         0.50%        -48.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.58             0   $         0         0.25%         17.1%
12/31/2016          0.50             0             0         0.25%         48.8%
12/31/2015          0.33             0             0         0.25%        -23.1%
12/31/2014          0.43             0             0         0.25%        -15.4%
12/31/2013          0.51             0             0         0.25%        -47.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.59             0   $         0         0.00%         17.4%
12/31/2016          0.50             0             0         0.00%         49.2%
12/31/2015          0.34             0             0         0.00%        -22.9%
12/31/2014          0.44             0             0         0.00%        -15.2%
12/31/2013          0.51             0             0         0.00%        -47.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.6%
    2016        9.5%
    2015        0.0%
    2014        2.8%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           OPPENHEIMER INTERNATIONAL BOND FUND A CLASS - 68380T103

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,752,331  $      1,675,070          294,167
                                                      ================  ===============
Receivables: investments sold                    907
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,753,238
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,618,079       1,510,600  $          1.07
Band 100                                    106,648          97,951             1.09
Band 75                                          --              --             1.11
Band 50                                          --              --             1.12
Band 25                                          --              --             1.14
Band 0                                       28,511          24,534             1.16
                                    ---------------  --------------
 Total                              $     1,753,238       1,633,085
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         80,407
Mortality & expense charges                                                          (22,726)
                                                                            -----------------
Net investment income (loss)                                                          57,681
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              22,939
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  92,099
                                                                            -----------------
Net gain (loss)                                                                      115,038
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        172,719
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         57,681   $         82,365
Net realized gain (loss)                                           22,939             10,496
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               92,099             68,898
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 172,719            161,759
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          369,035            399,539
Cost of units redeemed                                           (762,997)        (1,795,924)
Account charges                                                    (1,570)            (1,899)
                                                         -----------------  -----------------
Increase (decrease)                                              (395,532)        (1,398,284)
                                                         -----------------  -----------------
Net increase (decrease)                                          (222,813)        (1,236,525)
Net assets, beginning                                           1,976,051          3,212,576
                                                         -----------------  -----------------
Net assets, ending                                       $      1,753,238   $      1,976,051
                                                         =================  =================

Units sold                                                        360,749            405,415
Units redeemed                                                   (743,439)        (1,804,963)
                                                         -----------------  -----------------
Net increase (decrease)                                          (382,690)        (1,399,548)
Units outstanding, beginning                                    2,015,775          3,415,323
                                                         -----------------  -----------------
Units outstanding, ending                                       1,633,085          2,015,775
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     10,943,284
Cost of units redeemed/account charges                                            (9,386,917)
Net investment income (loss)                                                         343,667
Net realized gain (loss)                                                            (232,620)
Realized gain distributions                                                            8,563
Net change in unrealized appreciation (depreciation)                                  77,261
                                                                            -----------------
Net assets                                                                  $      1,753,238
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07         1,511   $     1,618         1.25%          9.5%
12/31/2016          0.98         1,854         1,814         1.25%          4.8%
12/31/2015          0.93         2,823         2,634         1.25%         -4.9%
12/31/2014          0.98         2,807         2,755         1.25%         -0.9%
12/31/2013          0.99         4,695         4,650         1.25%         -5.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09            98   $       107         1.00%          9.8%
12/31/2016          0.99           127           126         1.00%          5.1%
12/31/2015          0.94           155           146         1.00%         -4.7%
12/31/2014          0.99             0             0         1.00%         -0.7%
12/31/2013          1.00             0             0         1.00%         -5.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.75%         10.0%
12/31/2016          1.01             0             0         0.75%          5.4%
12/31/2015          0.95             0             0         0.75%         -4.4%
12/31/2014          1.00             0             0         0.75%         -0.4%
12/31/2013          1.00             0             0         0.75%         -4.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.50%         10.3%
12/31/2016          1.02             0             0         0.50%          5.6%
12/31/2015          0.97             0             0         0.50%         -4.2%
12/31/2014          1.01             0             0         0.50%         -0.2%
12/31/2013          1.01             0             0         0.50%         -4.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.25%         10.6%
12/31/2016          1.03             0             0         0.25%          5.9%
12/31/2015          0.98             0             0         0.25%         -4.0%
12/31/2014          1.02             0             0         0.25%          0.1%
12/31/2013          1.02             0             0         0.25%         -4.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16            25   $        29         0.00%         10.9%
12/31/2016          1.05            34            36         0.00%          6.1%
12/31/2015          0.99           438           432         0.00%         -3.7%
12/31/2014          1.03           192           197         0.00%          0.3%
12/31/2013          1.02           179           183         0.00%         -4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.3%
    2016        4.4%
    2015        2.4%
    2014        2.3%
    2013        3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           OPPENHEIMER INTERNATIONAL BOND FUND Y CLASS - 68380T509

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $     3,050,871  $     2,945,208          548,520
                                                      ===============  ===============
Receivables: investments sold                218,308
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     3,269,179
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,269,179       3,091,297  $          1.06
Band 100                                         --              --             1.07
Band 75                                          --              --             1.08
Band 50                                          --              --             1.10
Band 25                                          --              --             1.11
Band 0                                           --              --             1.13
                                    ---------------  --------------
 Total                              $     3,269,179       3,091,297
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $        154,287
Mortality & expense charges                                                           (42,940)
                                                                             -----------------
Net investment income (loss)                                                          111,347
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (41,536)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  262,368
                                                                             -----------------
Net gain (loss)                                                                       220,832
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        332,179
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        111,347   $         85,191
Net realized gain (loss)                                          (41,536)           (46,793)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              262,368             90,518
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 332,179            128,916
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,304,239            549,316
Cost of units redeemed                                         (2,874,842)          (754,453)
Account charges                                                   (10,775)            (1,963)
                                                         -----------------  -----------------
Increase (decrease)                                               418,622           (207,100)
                                                         -----------------  -----------------
Net increase (decrease)                                           750,801            (78,184)
Net assets, beginning                                           2,518,378          2,596,562
                                                         -----------------  -----------------
Net assets, ending                                       $      3,269,179   $      2,518,378
                                                         =================  =================

Units sold                                                      3,319,039            569,782
Units redeemed                                                 (2,841,651)          (788,086)
                                                         -----------------  -----------------
Net increase (decrease)                                           477,388           (218,304)
Units outstanding, beginning                                    2,613,909          2,832,213
                                                         -----------------  -----------------
Units outstanding, ending                                       3,091,297          2,613,909
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      7,806,078
Cost of units redeemed/account charges                                            (4,821,085)
Net investment income (loss)                                                         323,177
Net realized gain (loss)                                                            (145,360)
Realized gain distributions                                                              706
Net change in unrealized appreciation (depreciation)                                 105,663
                                                                            -----------------
Net assets                                                                  $      3,269,179
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06         3,091   $     3,269         1.25%          9.8%
12/31/2016          0.96         2,614         2,518         1.25%          5.1%
12/31/2015          0.92         2,832         2,597         1.25%         -4.5%
12/31/2014          0.96         2,306         2,214         1.25%         -0.8%
12/31/2013          0.97         2,077         2,012         1.25%         -5.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         1.00%         10.0%
12/31/2016          0.97             0             0         1.00%          5.4%
12/31/2015          0.92             0             0         1.00%         -4.3%
12/31/2014          0.97             0             0         1.00%         -0.6%
12/31/2013          0.97             0             0         1.00%         -4.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.75%         10.3%
12/31/2016          0.98             0             0         0.75%          5.6%
12/31/2015          0.93             0             0         0.75%         -4.0%
12/31/2014          0.97             0             0         0.75%         -0.3%
12/31/2013          0.97             0             0         0.75%         -4.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.50%         10.6%
12/31/2016          0.99             0             0         0.50%          5.9%
12/31/2015          0.94             0             0         0.50%         -3.8%
12/31/2014          0.98             0             0         0.50%         -0.1%
12/31/2013          0.98             0             0         0.50%         -4.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.25%         10.9%
12/31/2016          1.00             0             0         0.25%          6.1%
12/31/2015          0.95             0             0         0.25%         -3.6%
12/31/2014          0.98             0             0         0.25%          0.2%
12/31/2013          0.98             0             0         0.25%         -4.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.00%         11.1%
12/31/2016          1.01             0             0         0.00%          6.4%
12/31/2015          0.95             0             0         0.00%         -3.3%
12/31/2014          0.99             0             0         0.00%          0.4%
12/31/2013          0.98             0             0         0.00%         -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.3%
    2016        4.6%
    2015        3.5%
    2014        3.3%
    2013        4.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          OPPENHEIMER INTERNATIONAL GROWTH FUND A CLASS - 68380L100

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    5,373,923   $     4,573,745          122,368
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (711)
                                     ---------------
Net assets                           $    5,373,212
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,949,489       3,777,743  $          1.31
Band 100                                     26,798          19,943             1.34
Band 75                                          --              --             1.38
Band 50                                       2,044           1,446             1.41
Band 25                                          --              --             1.45
Band 0                                      394,881         265,558             1.49
                                    ---------------  --------------
 Total                              $     5,373,212       4,064,690
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        31,357
Mortality & expense charges                                                         (58,956)
                                                                            ----------------
Net investment income (loss)                                                        (27,599)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            139,960
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                              1,046,785
                                                                            ----------------
Net gain (loss)                                                                   1,186,745
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,159,146
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (27,599)  $          5,294
Net realized gain (loss)                                          139,960            (56,343)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)            1,046,785           (157,075)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,159,146           (208,124)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,341,962          2,568,434
Cost of units redeemed                                         (2,413,937)        (1,832,075)
Account charges                                                    (4,476)            (4,389)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,076,451)           731,970
                                                         -----------------  -----------------
Net increase (decrease)                                            82,695            523,846
Net assets, beginning                                           5,290,517          4,766,671
                                                         -----------------  -----------------
Net assets, ending                                       $      5,373,212   $      5,290,517
                                                         =================  =================

Units sold                                                      1,191,109          2,343,843
Units redeemed                                                 (2,061,721)        (1,725,725)
                                                         -----------------  -----------------
Net increase (decrease)                                          (870,612)           618,118
Units outstanding, beginning                                    4,935,302          4,317,184
                                                         -----------------  -----------------
Units outstanding, ending                                       4,064,690          4,935,302
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    12,589,408
Cost of units redeemed/account charges                                           (8,571,963)
Net investment income (loss)                                                        (25,217)
Net realized gain (loss)                                                            580,806
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                800,178
                                                                            ----------------
Net assets                                                                  $     5,373,212
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31         3,778   $     4,949         1.25%         25.0%
12/31/2016          1.05         3,980         4,171         1.25%         -3.5%
12/31/2015          1.09         3,639         3,951         1.25%          1.9%
12/31/2014          1.07         2,675         2,852         1.25%         -8.4%
12/31/2013          1.16         3,201         3,724         1.25%         23.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34            20   $        27         1.00%         25.3%
12/31/2016          1.07            17            18         1.00%         -3.3%
12/31/2015          1.11             1             1         1.00%          2.1%
12/31/2014          1.09             7             8         1.00%         -8.1%
12/31/2013          1.18             7             8         1.00%         23.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.75%         25.7%
12/31/2016          1.10             0             0         0.75%         -3.0%
12/31/2015          1.13             0             0         0.75%          2.4%
12/31/2014          1.10             0             0         0.75%         -7.9%
12/31/2013          1.20             0             0         0.75%         24.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             1   $         2         0.50%         26.0%
12/31/2016          1.12             4             4         0.50%         -2.8%
12/31/2015          1.15             5             5         0.50%          2.6%
12/31/2014          1.12             6             6         0.50%         -7.7%
12/31/2013          1.22             2             2         0.50%         24.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0   $         0         0.25%         26.3%
12/31/2016          1.15             0             0         0.25%         -2.5%
12/31/2015          1.18             0             0         0.25%          2.9%
12/31/2014          1.14             0             0         0.25%         -7.5%
12/31/2013          1.24             0             0         0.25%         24.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49           266   $       395         0.00%         26.6%
12/31/2016          1.17           935         1,098         0.00%         -2.3%
12/31/2015          1.20           673           809         0.00%          3.2%
12/31/2014          1.17           379           442         0.00%         -7.2%
12/31/2013          1.26           300           377         0.00%         25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        1.1%
    2015        1.0%
    2014        0.7%
    2013        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          OPPENHEIMER INTERNATIONAL GROWTH FUND Y CLASS - 68380L407

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    35,652,571  $     30,265,398          818,523
                                                      ================  ===============
Receivables: investments sold                 51,410
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    35,703,981
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   35,703,981      23,475,854  $          1.52
Band 100                                        --              --             1.54
Band 75                                         --              --             1.56
Band 50                                         --              --             1.58
Band 25                                         --              --             1.60
Band 0                                          --              --             1.62
                                    --------------  --------------
 Total                              $   35,703,981      23,475,854
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       317,116
Mortality & expense charges                                                        (418,573)
                                                                            ----------------
Net investment income (loss)                                                       (101,457)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            199,062
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                              7,421,731
                                                                            ----------------
Net gain (loss)                                                                   7,620,793
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     7,519,336
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (101,457)  $         18,359
Net realized gain (loss)                                          199,062           (236,901)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)            7,421,731           (664,129)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               7,519,336           (882,671)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,395,081          9,650,990
Cost of units redeemed                                         (8,965,111)        (8,552,228)
Account charges                                                   (87,298)           (58,890)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,657,328)         1,039,872
                                                         -----------------  -----------------
Net increase (decrease)                                         5,862,008            157,201
Net assets, beginning                                          29,841,973         29,684,772
                                                         -----------------  -----------------
Net assets, ending                                       $     35,703,981   $     29,841,973
                                                         =================  =================

Units sold                                                      8,183,580          8,108,207
Units redeemed                                                 (9,298,489)        (7,178,737)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,114,909)           929,470
Units outstanding, beginning                                   24,590,763         23,661,293
                                                         -----------------  -----------------
Units outstanding, ending                                      23,475,854         24,590,763
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $     63,152,436
Cost of units redeemed/account charges                                            (32,757,459)
Net investment income (loss)                                                          (56,255)
Net realized gain (loss)                                                              (21,914)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                5,387,173
                                                                             -----------------
Net assets                                                                   $     35,703,981
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.52        23,476   $    35,704         1.25%         25.3%
12/31/2016          1.21        24,591        29,842         1.25%         -3.3%
12/31/2015          1.25        23,661        29,685         1.25%          2.2%
12/31/2014          1.23        17,637        21,661         1.25%         -8.1%
12/31/2013          1.34         8,521        11,393         1.25%         23.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.54             0   $         0         1.00%         25.6%
12/31/2016          1.23             0             0         1.00%         -3.0%
12/31/2015          1.26             0             0         1.00%          2.4%
12/31/2014          1.23             0             0         1.00%         -7.9%
12/31/2013          1.34             0             0         1.00%         24.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.56             0   $         0         0.75%         26.0%
12/31/2016          1.24             0             0         0.75%         -2.8%
12/31/2015          1.27             0             0         0.75%          2.7%
12/31/2014          1.24             0             0         0.75%         -7.7%
12/31/2013          1.34             0             0         0.75%         24.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.58             0   $         0         0.50%         26.3%
12/31/2016          1.25             0             0         0.50%         -2.5%
12/31/2015          1.28             0             0         0.50%          2.9%
12/31/2014          1.25             0             0         0.50%         -7.5%
12/31/2013          1.35             0             0         0.50%         24.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.60             0   $         0         0.25%         26.6%
12/31/2016          1.26             0             0         0.25%         -2.3%
12/31/2015          1.29             0             0         0.25%          3.2%
12/31/2014          1.25             0             0         0.25%         -7.2%
12/31/2013          1.35             0             0         0.25%         25.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.62             0   $         0         0.00%         26.9%
12/31/2016          1.28             0             0         0.00%         -2.1%
12/31/2015          1.30             0             0         0.00%          3.4%
12/31/2014          1.26             0             0         0.00%         -7.0%
12/31/2013          1.36             0             0         0.00%         25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        1.3%
    2015        1.3%
    2014        1.5%
    2013        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND A CLASS - 68380U100

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,840,758   $     1,539,322           37,142
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (346)
                                     ---------------
Net assets                           $    1,840,412
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,704,873         733,972  $          2.32
Band 100                                   135,539          57,609             2.35
Band 75                                         --              --             2.38
Band 50                                         --              --             2.41
Band 25                                         --              --             2.44
Band 0                                          --              --             2.48
                                    --------------  --------------
 Total                              $    1,840,412         791,581
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        13,406
Mortality & expense charges                                                         (21,021)
                                                                            ----------------
Net investment income (loss)                                                         (7,615)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            190,926
Realized gain distributions                                                          39,234
Net change in unrealized appreciation (depreciation)                                300,699
                                                                            ----------------
Net gain (loss)                                                                     530,859
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       523,244
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (7,615)  $        (20,816)
Net realized gain (loss)                                          190,926              1,639
Realized gain distributions                                        39,234                 --
Net change in unrealized appreciation (depreciation)              300,699            (24,204)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 523,244            (43,381)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          888,182            342,885
Cost of units redeemed                                         (1,066,816)          (968,784)
Account charges                                                      (419)              (332)
                                                         -----------------  -----------------
Increase (decrease)                                              (179,053)          (626,231)
                                                         -----------------  -----------------
Net increase (decrease)                                           344,191           (669,612)
Net assets, beginning                                           1,496,221          2,165,833
                                                         -----------------  -----------------
Net assets, ending                                       $      1,840,412   $      1,496,221
                                                         =================  =================

Units sold                                                        433,080            202,474
Units redeemed                                                   (518,324)          (572,117)
                                                         -----------------  -----------------
Net increase (decrease)                                           (85,244)          (369,643)
Units outstanding, beginning                                      876,825          1,246,468
                                                         -----------------  -----------------
Units outstanding, ending                                         791,581            876,825
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     3,466,637
Cost of units redeemed/account charges                                           (2,134,905)
Net investment income (loss)                                                        (31,545)
Net realized gain (loss)                                                            199,555
Realized gain distributions                                                          39,234
Net change in unrealized appreciation (depreciation)                                301,436
                                                                            ----------------
Net assets                                                                  $     1,840,412
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.32           734   $     1,705         1.25%         36.2%
12/31/2016          1.71           815         1,389         1.25%         -1.7%
12/31/2015          1.74         1,020         1,770         1.25%         13.5%
12/31/2014          1.53             9            14         1.25%         -1.1%
12/31/2013          1.55            23            36         1.25%         43.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.35            58   $       136         1.00%         36.6%
12/31/2016          1.72            62           107         1.00%         -1.5%
12/31/2015          1.75           226           396         1.00%         13.8%
12/31/2014          1.54             0             0         1.00%         -0.9%
12/31/2013          1.55             0             0         1.00%         43.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.38             0   $         0         0.75%         36.9%
12/31/2016          1.74             0             0         0.75%         -1.2%
12/31/2015          1.76             0             0         0.75%         14.0%
12/31/2014          1.55             0             0         0.75%         -0.6%
12/31/2013          1.56             0             0         0.75%         43.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.41             0   $         0         0.50%         37.2%
12/31/2016          1.76             0             0         0.50%         -1.0%
12/31/2015          1.78             0             0         0.50%         14.3%
12/31/2014          1.55             0             0         0.50%         -0.4%
12/31/2013          1.56             0             0         0.50%         44.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.44             0   $         0         0.25%         37.6%
12/31/2016          1.78             0             0         0.25%         -0.7%
12/31/2015          1.79             0             0         0.25%         14.6%
12/31/2014          1.56             0             0         0.25%         -0.1%
12/31/2013          1.56             0             0         0.25%         44.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.48             0   $         0         0.00%         37.9%
12/31/2016          1.80             0             0         0.00%         -0.5%
12/31/2015          1.80             0             0         0.00%         14.9%
12/31/2014          1.57             0             0         0.00%          0.1%
12/31/2013          1.57             0             0         0.00%         44.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.8%
    2016        0.1%
    2015        0.1%
    2014        0.3%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND Y CLASS - 68380U506

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     3,105,738   $    2,648,276           62,971
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (12,592)
                                     ----------------
Net assets                           $     3,093,146
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,465,206         622,499  $          2.35
Band 100                                         --              --             2.38
Band 75                                          --              --             2.41
Band 50                                          --              --             2.45
Band 25                                          --              --             2.48
Band 0                                    1,627,940         648,787             2.51
                                    ---------------  --------------
 Total                              $     3,093,146       1,271,286
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        34,566
Mortality & expense charges                                                         (18,472)
                                                                            ----------------
Net investment income (loss)                                                         16,094
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            298,875
Realized gain distributions                                                          70,327
Net change in unrealized appreciation (depreciation)                                482,544
                                                                            ----------------
Net gain (loss)                                                                     851,746
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       867,840
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         16,094   $        (14,003)
Net realized gain (loss)                                          298,875             83,034
Realized gain distributions                                        70,327                 --
Net change in unrealized appreciation (depreciation)              482,544           (161,063)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 867,840            (92,032)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,975,924          3,027,346
Cost of units redeemed                                         (1,982,382)        (2,518,871)
Account charges                                                      (324)              (137)
                                                         -----------------  -----------------
Increase (decrease)                                                (6,782)           508,338
                                                         -----------------  -----------------
Net increase (decrease)                                           861,058            416,306
Net assets, beginning                                           2,232,088          1,815,782
                                                         -----------------  -----------------
Net assets, ending                                       $      3,093,146   $      2,232,088
                                                         =================  =================

Units sold                                                        956,153          1,726,651
Units redeemed                                                   (948,680)        (1,500,973)
                                                         -----------------  -----------------
Net increase (decrease)                                             7,473            225,678
Units outstanding, beginning                                    1,263,813          1,038,135
                                                         -----------------  -----------------
Units outstanding, ending                                       1,271,286          1,263,813
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     8,142,088
Cost of units redeemed/account charges                                           (5,960,089)
Net investment income (loss)                                                        (17,362)
Net realized gain (loss)                                                            400,720
Realized gain distributions                                                          70,327
Net change in unrealized appreciation (depreciation)                                457,462
                                                                            ----------------
Net assets                                                                  $     3,093,146
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.35           622   $     1,465         1.25%         36.6%
12/31/2016          1.72           668         1,150         1.25%         -1.5%
12/31/2015          1.75         1,038         1,816         1.25%         13.7%
12/31/2014          1.54           633           974         1.25%         -0.9%
12/31/2013          1.55           182           282         1.25%         43.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.38             0   $         0         1.00%         36.9%
12/31/2016          1.74             0             0         1.00%         -1.2%
12/31/2015          1.76             0             0         1.00%         14.0%
12/31/2014          1.55             0             0         1.00%         -0.6%
12/31/2013          1.56             0             0         1.00%         43.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.41             0   $         0         0.75%         37.3%
12/31/2016          1.76             0             0         0.75%         -1.0%
12/31/2015          1.78             0             0         0.75%         14.3%
12/31/2014          1.55             0             0         0.75%         -0.4%
12/31/2013          1.56             0             0         0.75%         44.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.45             0   $         0         0.50%         37.6%
12/31/2016          1.78             0             0         0.50%         -0.7%
12/31/2015          1.79             0             0         0.50%         14.6%
12/31/2014          1.56             0             0         0.50%         -0.1%
12/31/2013          1.56             0             0         0.50%         44.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.48             0   $         0         0.25%         38.0%
12/31/2016          1.80             0             0         0.25%         -0.5%
12/31/2015          1.80             0             0         0.25%         14.9%
12/31/2014          1.57             0             0         0.25%          0.1%
12/31/2013          1.57             0             0         0.25%         44.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.51           649   $     1,628         0.00%         38.3%
12/31/2016          1.81           596         1,082         0.00%         -0.2%
12/31/2015          1.82             0             0         0.00%         15.1%
12/31/2014          1.58             0             0         0.00%          0.4%
12/31/2013          1.57             0             0         0.00%         45.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        0.5%
    2015        0.3%
    2014        1.1%
    2013        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          OPPENHEIMER MAIN STREET MID CAP FUND A CLASS - 68381F102

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,259,472  $     2,322,037           85,136
                                                       ===============  ===============
Receivables: investments sold                   2,595
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,262,067
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,612,684       1,542,829  $          1.05
Band 100                                    460,967         428,839             1.07
Band 75                                          --              --             1.11
Band 50                                       7,837           6,894             1.14
Band 25                                          --              --             1.17
Band 0                                      180,579         150,206             1.20
                                    ---------------  --------------
 Total                              $     2,262,067       2,128,768
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          8,588
Mortality & expense charges                                                          (25,187)
                                                                            -----------------
Net investment income (loss)                                                         (16,599)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              18,940
Realized gain distributions                                                          276,185
Net change in unrealized appreciation (depreciation)                                   6,852
                                                                            -----------------
Net gain (loss)                                                                      301,977
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        285,378
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (16,599)  $         (3,354)
Net realized gain (loss)                                           18,940            (93,176)
Realized gain distributions                                       276,185             43,872
Net change in unrealized appreciation (depreciation)                6,852            266,838
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 285,378            214,180
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          353,475            746,917
Cost of units redeemed                                           (576,134)          (573,406)
Account charges                                                    (1,718)            (1,430)
                                                         -----------------  -----------------
Increase (decrease)                                              (224,377)           172,081
                                                         -----------------  -----------------
Net increase (decrease)                                            61,001            386,261
Net assets, beginning                                           2,201,066          1,814,805
                                                         -----------------  -----------------
Net assets, ending                                       $      2,262,067   $      2,201,066
                                                         =================  =================

Units sold                                                        358,072            851,813
Units redeemed                                                   (582,210)          (664,447)
                                                         -----------------  -----------------
Net increase (decrease)                                          (224,138)           187,366
Units outstanding, beginning                                    2,352,906          2,165,540
                                                         -----------------  -----------------
Units outstanding, ending                                       2,128,768          2,352,906
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    10,145,459
Cost of units redeemed/account charges                                           (9,014,845)
Net investment income (loss)                                                       (154,571)
Net realized gain (loss)                                                            495,640
Realized gain distributions                                                         852,949
Net change in unrealized appreciation (depreciation)                                (62,565)
                                                                            ----------------
Net assets                                                                  $     2,262,067
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05         1,543   $     1,613         1.25%         13.3%
12/31/2016          0.92         1,759         1,624         1.25%         12.0%
12/31/2015          0.82         1,502         1,237         1.25%         -8.4%
12/31/2014          0.90         1,438         1,293         1.25%         10.9%
12/31/2013          0.81         1,301         1,055         1.25%         31.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07           429   $       461         1.00%         13.5%
12/31/2016          0.95           437           414         1.00%         12.3%
12/31/2015          0.84           439           370         1.00%         -8.1%
12/31/2014          0.92           113           104         1.00%         11.2%
12/31/2013          0.83            72            60         1.00%         32.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.75%         13.8%
12/31/2016          0.97             0             0         0.75%         12.6%
12/31/2015          0.86             0             0         0.75%         -7.9%
12/31/2014          0.94             0             0         0.75%         11.4%
12/31/2013          0.84             0             0         0.75%         32.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             7   $         8         0.50%         14.1%
12/31/2016          1.00             7             7         0.50%         12.9%
12/31/2015          0.88             8             7         0.50%         -7.7%
12/31/2014          0.96             8             8         0.50%         11.7%
12/31/2013          0.86             9             8         0.50%         32.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.25%         14.4%
12/31/2016          1.02             0             0         0.25%         13.1%
12/31/2015          0.90             0             0         0.25%         -7.5%
12/31/2014          0.98             0             0         0.25%         12.0%
12/31/2013          0.87             0             0         0.25%         33.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20           150   $       181         0.00%         14.7%
12/31/2016          1.05           150           157         0.00%         13.4%
12/31/2015          0.92           217           201         0.00%         -7.2%
12/31/2014          1.00             0             0         0.00%         12.3%
12/31/2013          0.89             0             0         0.00%         33.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        0.9%
    2015        0.4%
    2014        0.6%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          OPPENHEIMER MAIN STREET MID CAP FUND Y CLASS - 68381F409

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,175,383  $     3,219,385          110,985
                                                       ===============  ===============
Receivables: investments sold                   9,896
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,185,279
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,737,545       1,465,574  $          1.87
Band 100                                         --              --             1.89
Band 75                                          --              --             1.92
Band 50                                          --              --             1.94
Band 25                                          --              --             1.97
Band 0                                      447,734         224,845             1.99
                                    ---------------  --------------
 Total                              $     3,185,279       1,690,419
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         18,455
Mortality & expense charges                                                          (39,779)
                                                                            -----------------
Net investment income (loss)                                                         (21,324)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              73,567
Realized gain distributions                                                          362,419
Net change in unrealized appreciation (depreciation)                                  28,731
                                                                            -----------------
Net gain (loss)                                                                      464,717
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        443,393
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (21,324)  $             77
Net realized gain (loss)                                           73,567            (56,545)
Realized gain distributions                                       362,419             67,893
Net change in unrealized appreciation (depreciation)               28,731            340,704
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 443,393            352,129
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          810,921          1,694,711
Cost of units redeemed                                         (1,546,318)          (880,427)
Account charges                                                      (890)              (456)
                                                         -----------------  -----------------
Increase (decrease)                                              (736,287)           813,828
                                                         -----------------  -----------------
Net increase (decrease)                                          (292,894)         1,165,957
Net assets, beginning                                           3,478,173          2,312,216
                                                         -----------------  -----------------
Net assets, ending                                       $      3,185,279   $      3,478,173
                                                         =================  =================

Units sold                                                        462,664          1,189,524
Units redeemed                                                   (876,929)          (662,968)
                                                         -----------------  -----------------
Net increase (decrease)                                          (414,265)           526,556
Units outstanding, beginning                                    2,104,684          1,578,128
                                                         -----------------  -----------------
Units outstanding, ending                                       1,690,419          2,104,684
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      6,229,200
Cost of units redeemed/account charges                                             (3,778,756)
Net investment income (loss)                                                          (31,309)
Net realized gain (loss)                                                              (30,090)
Realized gain distributions                                                           840,236
Net change in unrealized appreciation (depreciation)                                  (44,002)
                                                                             -----------------
Net assets                                                                   $      3,185,279
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.87         1,466   $     2,738         1.25%         13.6%
12/31/2016          1.64         1,919         3,156         1.25%         12.3%
12/31/2015          1.47         1,578         2,312         1.25%         -8.1%
12/31/2014          1.60           813         1,297         1.25%         11.2%
12/31/2013          1.43           358           514         1.25%         32.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89             0   $         0         1.00%         13.8%
12/31/2016          1.66             0             0         1.00%         12.5%
12/31/2015          1.48             0             0         1.00%         -7.9%
12/31/2014          1.60             0             0         1.00%         11.4%
12/31/2013          1.44             0             0         1.00%         32.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.92             0   $         0         0.75%         14.1%
12/31/2016          1.68             0             0         0.75%         12.8%
12/31/2015          1.49             0             0         0.75%         -7.7%
12/31/2014          1.61             0             0         0.75%         11.7%
12/31/2013          1.44             0             0         0.75%         32.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94             0   $         0         0.50%         14.4%
12/31/2016          1.70             0             0         0.50%         13.1%
12/31/2015          1.50             0             0         0.50%         -7.5%
12/31/2014          1.62             0             0         0.50%         12.0%
12/31/2013          1.45             0             0         0.50%         33.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.97             0   $         0         0.25%         14.7%
12/31/2016          1.71             0             0         0.25%         13.4%
12/31/2015          1.51             0             0         0.25%         -7.2%
12/31/2014          1.63             0             0         0.25%         12.3%
12/31/2013          1.45             0             0         0.25%         33.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.99           225   $       448         0.00%         15.0%
12/31/2016          1.73           186           322         0.00%         13.7%
12/31/2015          1.52             0             0         0.00%         -7.0%
12/31/2014          1.64             0             0         0.00%         12.6%
12/31/2013          1.46             0             0         0.00%         33.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        1.2%
    2015        0.8%
    2014        1.1%
    2013        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          OPPENHEIMER MAIN STREET ALL CAP FUND Y CLASS - 68380D843

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.76
Band 100                                        --              --            1.78
Band 75                                         --              --            1.80
Band 50                                         --              --            1.82
Band 25                                         --              --            1.85
Band 0                                          --              --            1.87
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $           (448)
Net realized gain (loss)                                               --              5,222
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --             (4,089)
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations                      --                685
                                                         ----------------   -----------------

Contract owner transactions:
Proceeds from units sold                                               --             31,292
Cost of units redeemed                                                 --            (99,626)
Account charges                                                        --                (26)
                                                         ----------------   -----------------
Increase (decrease)                                                    --            (68,360)
                                                         ----------------   -----------------
Net increase (decrease)                                                --            (67,675)
Net assets, beginning                                                  --             67,675
                                                         ----------------   -----------------
Net assets, ending                                       $             --   $             --
                                                         ================   =================

Units sold                                                             --             21,732
Units redeemed                                                         --            (69,879)
                                                         ----------------   -----------------
Net increase (decrease)                                                --            (48,147)
Units outstanding, beginning                                           --             48,147
                                                         ----------------   -----------------
Units outstanding, ending                                              --                 --
                                                         ================   =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        102,348
Cost of units redeemed/account charges                                               (116,350)
Net investment income (loss)                                                           (1,449)
Net realized gain (loss)                                                                8,694
Realized gain distributions                                                             6,757
Net change in unrealized appreciation (depreciation)                                       --
                                                                             -----------------
Net assets                                                                   $             --
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.76             0   $         0         1.25%         15.0%
12/31/2016          1.53             0             0         1.25%          8.7%
12/31/2015          1.41            48            68         1.25%         -2.3%
12/31/2014          1.44            52            75         1.25%          6.4%
12/31/2013          1.35            52            70         1.25%         28.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78             0   $         0         1.00%         15.2%
12/31/2016          1.54             0             0         1.00%          8.9%
12/31/2015          1.42             0             0         1.00%         -2.1%
12/31/2014          1.45             0             0         1.00%          6.6%
12/31/2013          1.36             0             0         1.00%         28.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80             0   $         0         0.75%         15.5%
12/31/2016          1.56             0             0         0.75%          9.2%
12/31/2015          1.43             0             0         0.75%         -1.8%
12/31/2014          1.45             0             0         0.75%          6.9%
12/31/2013          1.36             0             0         0.75%         28.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.82             0   $         0         0.50%         15.8%
12/31/2016          1.58             0             0         0.50%          9.5%
12/31/2015          1.44             0             0         0.50%         -1.6%
12/31/2014          1.46             0             0         0.50%          7.2%
12/31/2013          1.36             0             0         0.50%         28.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0   $         0         0.25%         16.1%
12/31/2016          1.59             0             0         0.25%          9.7%
12/31/2015          1.45             0             0         0.25%         -1.3%
12/31/2014          1.47             0             0         0.25%          7.4%
12/31/2013          1.37             0             0         0.25%         29.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.87             0   $         0         0.00%         16.4%
12/31/2016          1.61             0             0         0.00%         10.0%
12/31/2015          1.46             0             0         0.00%         -1.1%
12/31/2014          1.48             0             0         0.00%          7.7%
12/31/2013          1.37             0             0         0.00%         29.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.7%
    2014        0.6%
    2013        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          OPPENHEIMER MAIN STREET ALL CAP FUND A CLASS - 68380D876

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      937,909   $       981,892           52,225
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (462)
                                     ---------------
Net assets                           $      937,447
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       820,410         473,506  $         1.73
Band 100                                   117,037          66,689            1.75
Band 75                                         --              --            1.78
Band 50                                         --              --            1.80
Band 25                                         --              --            1.82
Band 0                                          --              --            1.85
                                   ---------------  --------------
 Total                             $       937,447         540,195
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          8,118
Mortality & expense charges                                                            (10,928)
                                                                              -----------------
Net investment income (loss)                                                            (2,810)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (4,261)
Realized gain distributions                                                            109,213
Net change in unrealized appreciation (depreciation)                                    21,546
                                                                              -----------------
Net gain (loss)                                                                        126,498
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        123,688
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (2,810)  $           (948)
Net realized gain (loss)                                            (4,261)           (10,070)
Realized gain distributions                                        109,213             55,237
Net change in unrealized appreciation (depreciation)                21,546             26,742
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  123,688             70,961
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           181,532             93,162
Cost of units redeemed                                            (289,180)          (127,371)
Account charges                                                       (280)              (334)
                                                          -----------------  -----------------
Increase (decrease)                                               (107,928)           (34,543)
                                                          -----------------  -----------------
Net increase (decrease)                                             15,760             36,418
Net assets, beginning                                              921,687            885,269
                                                          -----------------  -----------------
Net assets, ending                                        $        937,447   $        921,687
                                                          =================  =================

Units sold                                                         140,320             66,858
Units redeemed                                                    (209,628)           (92,376)
                                                          -----------------  -----------------
Net increase (decrease)                                            (69,308)           (25,518)
Units outstanding, beginning                                       609,503            635,021
                                                          -----------------  -----------------
Units outstanding, ending                                          540,195            609,503
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,238,217
Cost of units redeemed/account charges                                               (508,387)
Net investment income (loss)                                                           (4,918)
Net realized gain (loss)                                                                1,509
Realized gain distributions                                                           255,009
Net change in unrealized appreciation (depreciation)                                  (43,983)
                                                                             -----------------
Net assets                                                                   $        937,447
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.73           474   $       820         1.25%         14.6%
12/31/2016          1.51           579           876         1.25%          8.5%
12/31/2015          1.39           605           843         1.25%         -2.6%
12/31/2014          1.43           105           151         1.25%          6.1%
12/31/2013          1.35           103           139         1.25%         27.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.75            67   $       117         1.00%         14.9%
12/31/2016          1.53            30            46         1.00%          8.7%
12/31/2015          1.40            30            42         1.00%         -2.4%
12/31/2014          1.44             0             0         1.00%          6.4%
12/31/2013          1.35             0             0         1.00%         27.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78             0   $         0         0.75%         15.2%
12/31/2016          1.54             0             0         0.75%          9.0%
12/31/2015          1.42             0             0         0.75%         -2.1%
12/31/2014          1.45             0             0         0.75%          6.6%
12/31/2013          1.36             0             0         0.75%         28.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80             0   $         0         0.50%         15.5%
12/31/2016          1.56             0             0         0.50%          9.3%
12/31/2015          1.43             0             0         0.50%         -1.9%
12/31/2014          1.45             0             0         0.50%          6.9%
12/31/2013          1.36             0             0         0.50%         28.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.82             0   $         0         0.25%         15.8%
12/31/2016          1.58             0             0         0.25%          9.5%
12/31/2015          1.44             0             0         0.25%         -1.6%
12/31/2014          1.46             0             0         0.25%          7.2%
12/31/2013          1.36             0             0         0.25%         28.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0   $         0         0.00%         16.1%
12/31/2016          1.59             0             0         0.00%          9.8%
12/31/2015          1.45             0             0         0.00%         -1.4%
12/31/2014          1.47             0             0         0.00%          7.4%
12/31/2013          1.37             0             0         0.00%         29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.1%
    2015        0.9%
    2014        0.4%
    2013        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          OPPENHEIMER SENIOR FLOATING RATE FUND A CLASS - 68381K101

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         37,720  $        37,859            4,646
                                                       ===============  ===============
Receivables: investments sold                      11
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         37,731
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       37,731          34,854  $          1.08
Band 100                                        --              --             1.09
Band 75                                         --              --             1.10
Band 50                                         --              --             1.11
Band 25                                         --              --             1.12
Band 0                                          --              --             1.13
                                    --------------  --------------
 Total                              $       37,731          34,854
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          2,326
Mortality & expense charges                                                              (696)
                                                                             -----------------
Net investment income (loss)                                                            1,630
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  861
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (1,283)
                                                                             -----------------
Net gain (loss)                                                                          (422)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          1,208
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,630   $          1,821
Net realized gain (loss)                                              861               (140)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (1,283)             3,716
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   1,208              5,397
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           51,238             35,560
Cost of units redeemed                                            (79,007)            (9,172)
Account charges                                                       (35)               (61)
                                                         -----------------  -----------------
Increase (decrease)                                               (27,804)            26,327
                                                         -----------------  -----------------
Net increase (decrease)                                           (26,596)            31,724
Net assets, beginning                                              64,327             32,603
                                                         -----------------  -----------------
Net assets, ending                                       $         37,731   $         64,327
                                                         =================  =================

Units sold                                                         48,028             34,488
Units redeemed                                                    (73,203)            (8,831)
                                                         -----------------  -----------------
Net increase (decrease)                                           (25,175)            25,657
Units outstanding, beginning                                       60,029             34,372
                                                         -----------------  -----------------
Units outstanding, ending                                          34,854             60,029
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        121,497
Cost of units redeemed/account charges                                                (88,884)
Net investment income (loss)                                                            4,551
Net realized gain (loss)                                                                  706
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                     (139)
                                                                             -----------------
Net assets                                                                   $         37,731
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08            35   $        38         1.25%          2.5%
12/31/2016          1.06            33            34         1.25%         11.4%
12/31/2015          0.95            34            33         1.25%         -3.3%
12/31/2014          0.98            28            28         1.25%         -1.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.00%          2.7%
12/31/2016          1.06             0             0         1.00%         11.6%
12/31/2015          0.95             0             0         1.00%         -3.0%
12/31/2014          0.98             0             0         1.00%         -1.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.75%          3.0%
12/31/2016          1.07             0             0         0.75%         11.9%
12/31/2015          0.96             0             0         0.75%         -2.8%
12/31/2014          0.98             0             0         0.75%         -1.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.50%          3.3%
12/31/2016          1.08             0             0         0.50%         12.2%
12/31/2015          0.96             0             0         0.50%         -2.6%
12/31/2014          0.98             0             0         0.50%         -1.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.25%          3.5%
12/31/2016          1.08             0             0         0.25%         12.5%
12/31/2015          0.96             0             0         0.25%         -2.3%
12/31/2014          0.99             0             0         0.25%         -1.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.00%          3.8%
12/31/2016          1.09            27            30         0.00%         12.7%
12/31/2015          0.97             0             0         0.00%         -2.1%
12/31/2014          0.99             0             0         0.00%         -1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.6%
    2016        4.7%
    2015        4.5%
    2014        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          OPPENHEIMER SENIOR FLOATING RATE FUND Y CLASS - 68381K408

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        104,660  $       104,407           14,000
                                                       ===============  ===============
Receivables: investments sold                   8,883
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        113,543
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       113,543         103,978  $         1.09
Band 100                                        --              --            1.10
Band 75                                         --              --            1.11
Band 50                                         --              --            1.12
Band 25                                         --              --            1.13
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $       113,543         103,978
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          3,726
Mortality & expense charges                                                            (1,096)
                                                                             -----------------
Net investment income (loss)                                                            2,630
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,959
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (2,099)
                                                                             -----------------
Net gain (loss)                                                                          (140)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          2,490
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,630   $          1,584
Net realized gain (loss)                                            1,959                128
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (2,099)             2,970
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   2,490              4,682
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          218,401             16,473
Cost of units redeemed                                           (154,747)            (4,759)
Account charges                                                       (44)                (5)
                                                         -----------------  -----------------
Increase (decrease)                                                63,610             11,709
                                                         -----------------  -----------------
Net increase (decrease)                                            66,100             16,391
Net assets, beginning                                              47,443             31,052
                                                         -----------------  -----------------
Net assets, ending                                       $        113,543   $         47,443
                                                         =================  =================

Units sold                                                        203,266             16,647
Units redeemed                                                   (143,983)            (4,613)
                                                         -----------------  -----------------
Net increase (decrease)                                            59,283             12,034
Units outstanding, beginning                                       44,695             32,661
                                                         -----------------  -----------------
Units outstanding, ending                                         103,978             44,695
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        266,416
Cost of units redeemed/account charges                                               (159,555)
Net investment income (loss)                                                            4,342
Net realized gain (loss)                                                                2,087
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                      253
                                                                             -----------------
Net assets                                                                   $        113,543
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09           104   $       114         1.25%          2.9%
12/31/2016          1.06            45            47         1.25%         11.6%
12/31/2015          0.95            33            31         1.25%         -3.1%
12/31/2014          0.98             0             0         1.25%         -1.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         1.00%          3.1%
12/31/2016          1.07             0             0         1.00%         11.9%
12/31/2015          0.95             0             0         1.00%         -2.8%
12/31/2014          0.98             0             0         1.00%         -1.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.75%          3.4%
12/31/2016          1.07             0             0         0.75%         12.2%
12/31/2015          0.96             0             0         0.75%         -2.6%
12/31/2014          0.98             0             0         0.75%         -1.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.50%          3.6%
12/31/2016          1.08             0             0         0.50%         12.5%
12/31/2015          0.96             0             0         0.50%         -2.3%
12/31/2014          0.98             0             0         0.50%         -1.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.25%          3.9%
12/31/2016          1.09             0             0         0.25%         12.8%
12/31/2015          0.97             0             0         0.25%         -2.1%
12/31/2014          0.99             0             0         0.25%         -1.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.00%          4.2%
12/31/2016          1.10             0             0         0.00%         13.0%
12/31/2015          0.97             0             0         0.00%         -1.8%
12/31/2014          0.99             0             0         0.00%         -1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.6%
    2016        5.3%
    2015        1.1%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               OPPENHEIMER MID CAP VALUE FUND A CLASS - 68380E700

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,848,368  $      1,592,444           32,222
                                                      ================  ===============
Receivables: investments sold                    892
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,849,260
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,648,193         849,606  $          1.94
Band 100                                   201,067         102,327             1.96
Band 75                                         --              --             1.99
Band 50                                         --              --             2.02
Band 25                                         --              --             2.04
Band 0                                          --              --             2.07
                                    --------------  --------------
 Total                              $    1,849,260         951,933
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         6,269
Mortality & expense charges                                                         (24,086)
                                                                            ----------------
Net investment income (loss)                                                        (17,817)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            113,377
Realized gain distributions                                                         104,707
Net change in unrealized appreciation (depreciation)                                 11,698
                                                                            ----------------
Net gain (loss)                                                                     229,782
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       211,965
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (17,817)  $        (11,929)
Net realized gain (loss)                                          113,377              9,716
Realized gain distributions                                       104,707                 --
Net change in unrealized appreciation (depreciation)               11,698            322,362
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 211,965            320,149
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          447,924            284,697
Cost of units redeemed                                           (764,946)          (334,433)
Account charges                                                      (707)              (671)
                                                         -----------------  -----------------
Increase (decrease)                                              (317,729)           (50,407)
                                                         -----------------  -----------------
Net increase (decrease)                                          (105,764)           269,742
Net assets, beginning                                           1,955,024          1,685,282
                                                         -----------------  -----------------
Net assets, ending                                       $      1,849,260   $      1,955,024
                                                         =================  =================

Units sold                                                        263,037            191,893
Units redeemed                                                   (437,473)          (219,050)
                                                         -----------------  -----------------
Net increase (decrease)                                          (174,436)           (27,157)
Units outstanding, beginning                                    1,126,369          1,153,526
                                                         -----------------  -----------------
Units outstanding, ending                                         951,933          1,126,369
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     2,683,431
Cost of units redeemed/account charges                                           (1,282,397)
Net investment income (loss)                                                        (31,025)
Net realized gain (loss)                                                            118,620
Realized gain distributions                                                         104,707
Net change in unrealized appreciation (depreciation)                                255,924
                                                                            ----------------
Net assets                                                                  $     1,849,260
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94           850   $     1,648         1.25%         11.9%
12/31/2016          1.73         1,015         1,759         1.25%         18.8%
12/31/2015          1.46         1,025         1,496         1.25%         -8.2%
12/31/2014          1.59             2             3         1.25%          9.2%
12/31/2013          1.46             2             3         1.25%         36.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.96           102   $       201         1.00%         12.2%
12/31/2016          1.75           112           196         1.00%         19.1%
12/31/2015          1.47           129           190         1.00%         -7.9%
12/31/2014          1.60             0             0         1.00%          9.5%
12/31/2013          1.46             0             0         1.00%         36.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.99             0   $         0         0.75%         12.4%
12/31/2016          1.77             0             0         0.75%         19.4%
12/31/2015          1.48             0             0         0.75%         -7.7%
12/31/2014          1.61             0             0         0.75%          9.7%
12/31/2013          1.46             0             0         0.75%         36.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.02             0   $         0         0.50%         12.7%
12/31/2016          1.79             0             0         0.50%         19.7%
12/31/2015          1.49             0             0         0.50%         -7.5%
12/31/2014          1.62             0             0         0.50%         10.0%
12/31/2013          1.47             0             0         0.50%         37.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.04             0   $         0         0.25%         13.0%
12/31/2016          1.81             0             0         0.25%         20.0%
12/31/2015          1.51             0             0         0.25%         -7.2%
12/31/2014          1.62             0             0         0.25%         10.3%
12/31/2013          1.47             0             0         0.25%         37.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07             0   $         0         0.00%         13.3%
12/31/2016          1.83             0             0         0.00%         20.3%
12/31/2015          1.52             0             0         0.00%         -7.0%
12/31/2014          1.63             0             0         0.00%         10.6%
12/31/2013          1.48             0             0         0.00%         37.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.3%
    2016        0.5%
    2015        0.3%
    2014        0.6%
    2013        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               OPPENHEIMER MID CAP VALUE FUND Y CLASS - 68380E783

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       177,971  $        172,171            3,023
                                                      ================  ===============
Receivables: investments sold                    115
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       178,086
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       178,086          90,501  $         1.97
Band 100                                        --              --            1.99
Band 75                                         --              --            2.02
Band 50                                         --              --            2.04
Band 25                                         --              --            2.07
Band 0                                          --              --            2.10
                                   ---------------  --------------
 Total                             $       178,086          90,501
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          1,022
Mortality & expense charges                                                           (2,271)
                                                                            -----------------
Net investment income (loss)                                                          (1,249)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              18,169
Realized gain distributions                                                            9,766
Net change in unrealized appreciation (depreciation)                                  (7,646)
                                                                            -----------------
Net gain (loss)                                                                       20,289
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         19,040
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,249)  $           (975)
Net realized gain (loss)                                           18,169              3,388
Realized gain distributions                                         9,766                 --
Net change in unrealized appreciation (depreciation)               (7,646)            29,153
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  19,040             31,566
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          157,902             83,054
Cost of units redeemed                                           (141,936)          (176,591)
Account charges                                                       (75)               (61)
                                                         -----------------  -----------------
Increase (decrease)                                                15,891            (93,598)
                                                         -----------------  -----------------
Net increase (decrease)                                            34,931            (62,032)
Net assets, beginning                                             143,155            205,187
                                                         -----------------  -----------------
Net assets, ending                                       $        178,086   $        143,155
                                                         =================  =================

Units sold                                                         87,437             51,894
Units redeemed                                                    (78,535)          (109,567)
                                                         -----------------  -----------------
Net increase (decrease)                                             8,902            (57,673)
Units outstanding, beginning                                       81,599            139,272
                                                         -----------------  -----------------
Units outstanding, ending                                          90,501             81,599
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        934,895
Cost of units redeemed/account charges                                              (796,105)
Net investment income (loss)                                                          (3,585)
Net realized gain (loss)                                                              27,315
Realized gain distributions                                                            9,766
Net change in unrealized appreciation (depreciation)                                   5,800
                                                                            -----------------
Net assets                                                                  $        178,086
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.97            91   $       178         1.25%         12.2%
12/31/2016          1.75            82           143         1.25%         19.1%
12/31/2015          1.47           139           205         1.25%         -8.0%
12/31/2014          1.60            29            47         1.25%          9.6%
12/31/2013          1.46             1             1         1.25%         36.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.99             0   $         0         1.00%         12.4%
12/31/2016          1.77             0             0         1.00%         19.4%
12/31/2015          1.48             0             0         1.00%         -7.7%
12/31/2014          1.61             0             0         1.00%          9.8%
12/31/2013          1.46             0             0         1.00%         36.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.02             0   $         0         0.75%         12.7%
12/31/2016          1.79             0             0         0.75%         19.7%
12/31/2015          1.50             0             0         0.75%         -7.5%
12/31/2014          1.62             0             0         0.75%         10.1%
12/31/2013          1.47             0             0         0.75%         37.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.04             0   $         0         0.50%         13.0%
12/31/2016          1.81             0             0         0.50%         20.0%
12/31/2015          1.51             0             0         0.50%         -7.3%
12/31/2014          1.63             0             0         0.50%         10.4%
12/31/2013          1.47             0             0         0.50%         37.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07             0   $         0         0.25%         13.3%
12/31/2016          1.83             0             0         0.25%         20.3%
12/31/2015          1.52             0             0         0.25%         -7.0%
12/31/2014          1.64             0             0         0.25%         10.7%
12/31/2013          1.48             0             0         0.25%         37.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.10             0   $         0         0.00%         13.6%
12/31/2016          1.85             0             0         0.00%         20.6%
12/31/2015          1.53             0             0         0.00%         -6.8%
12/31/2014          1.64             0             0         0.00%         10.9%
12/31/2013          1.48             0             0         0.00%         38.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        0.8%
    2015        1.2%
    2014        1.7%
    2013        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   OPPENHEIMER VALUE FUND A CLASS - 68380J303

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       250,788  $        211,368            6,724
                                                      ================  ===============
Receivables: investments sold                    161
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       250,949
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       250,949         164,409  $         1.53
Band 100                                        --              --            1.57
Band 75                                         --              --            1.61
Band 50                                         --              --            1.65
Band 25                                         --              --            1.69
Band 0                                          --              --            1.73
                                   ---------------  --------------
 Total                             $       250,949         164,409
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          2,430
Mortality & expense charges                                                            (3,053)
                                                                             -----------------
Net investment income (loss)                                                             (623)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,928
Realized gain distributions                                                            10,665
Net change in unrealized appreciation (depreciation)                                   16,021
                                                                             -----------------
Net gain (loss)                                                                        33,614
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         32,991
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (623)  $          1,072
Net realized gain (loss)                                            6,928              5,437
Realized gain distributions                                        10,665                 --
Net change in unrealized appreciation (depreciation)               16,021             20,637
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  32,991             27,146
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           28,860             31,358
Cost of units redeemed                                            (42,293)          (166,488)
Account charges                                                      (460)              (383)
                                                         -----------------  -----------------
Increase (decrease)                                               (13,893)          (135,513)
                                                         -----------------  -----------------
Net increase (decrease)                                            19,098           (108,367)
Net assets, beginning                                             231,851            340,218
                                                         -----------------  -----------------
Net assets, ending                                       $        250,949   $        231,851
                                                         =================  =================

Units sold                                                         39,837             26,634
Units redeemed                                                    (49,367)          (132,750)
                                                         -----------------  -----------------
Net increase (decrease)                                            (9,530)          (106,116)
Units outstanding, beginning                                      173,939            280,055
                                                         -----------------  -----------------
Units outstanding, ending                                         164,409            173,939
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,084,780
Cost of units redeemed/account charges                                              (981,674)
Net investment income (loss)                                                           4,443
Net realized gain (loss)                                                              93,315
Realized gain distributions                                                           10,665
Net change in unrealized appreciation (depreciation)                                  39,420
                                                                            -----------------
Net assets                                                                  $        250,949
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.53           164   $       251         1.25%         14.5%
12/31/2016          1.33           174           232         1.25%         11.0%
12/31/2015          1.20           249           299         1.25%         -5.0%
12/31/2014          1.26           166           210         1.25%          9.2%
12/31/2013          1.16           685           793         1.25%         28.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.57             0   $         0         1.00%         14.8%
12/31/2016          1.36             0             0         1.00%         11.3%
12/31/2015          1.23             0             0         1.00%         -4.8%
12/31/2014          1.29             0             0         1.00%          9.5%
12/31/2013          1.18             0             0         1.00%         29.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.61             0   $         0         0.75%         15.1%
12/31/2016          1.40             0             0         0.75%         11.6%
12/31/2015          1.25             0             0         0.75%         -4.5%
12/31/2014          1.31             0             0         0.75%          9.8%
12/31/2013          1.19             0             0         0.75%         29.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.65             0   $         0         0.50%         15.4%
12/31/2016          1.43             0             0         0.50%         11.8%
12/31/2015          1.28             0             0         0.50%         -4.3%
12/31/2014          1.33             0             0         0.50%         10.0%
12/31/2013          1.21             0             0         0.50%         29.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.69             0   $         0         0.25%         15.7%
12/31/2016          1.46             0             0         0.25%         12.1%
12/31/2015          1.30             0             0         0.25%         -4.0%
12/31/2014          1.36             0             0         0.25%         10.3%
12/31/2013          1.23             0             0         0.25%         29.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.73             0   $         0         0.00%         15.9%
12/31/2016          1.49             0             0         0.00%         12.4%
12/31/2015          1.33            31            41         0.00%         -3.8%
12/31/2014          1.38             0             0         0.00%         10.6%
12/31/2013          1.25             0             0         0.00%         30.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        1.6%
    2015        0.9%
    2014        0.5%
    2013        2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   OPPENHEIMER VALUE FUND Y CLASS - 68380J816

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         33,979  $        31,004              891
                                                       ===============  ===============
Receivables: investments sold                      19
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         33,998
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       33,998          18,607  $          1.83
Band 100                                        --              --             1.85
Band 75                                         --              --             1.87
Band 50                                         --              --             1.90
Band 25                                         --              --             1.92
Band 0                                          --              --             1.95
                                    --------------  --------------
 Total                              $       33,998          18,607
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            355
Mortality & expense charges                                                              (367)
                                                                             -----------------
Net investment income (loss)                                                              (12)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,173
Realized gain distributions                                                             1,386
Net change in unrealized appreciation (depreciation)                                     (636)
                                                                             -----------------
Net gain (loss)                                                                         4,923
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          4,911
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            (12)  $            190
Net realized gain (loss)                                             4,173             (1,726)
Realized gain distributions                                          1,386                 --
Net change in unrealized appreciation (depreciation)                  (636)             3,061
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    4,911              1,525
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            20,857             11,074
Cost of units redeemed                                             (28,015)           (17,990)
Account charges                                                         (2)                (2)
                                                          -----------------  -----------------
Increase (decrease)                                                 (7,160)            (6,918)
                                                          -----------------  -----------------
Net increase (decrease)                                             (2,249)            (5,393)
Net assets, beginning                                               36,247             41,640
                                                          -----------------  -----------------
Net assets, ending                                        $         33,998   $         36,247
                                                          =================  =================

Units sold                                                          12,600              7,660
Units redeemed                                                     (16,762)           (13,998)
                                                          -----------------  -----------------
Net increase (decrease)                                             (4,162)            (6,338)
Units outstanding, beginning                                        22,769             29,107
                                                          -----------------  -----------------
Units outstanding, ending                                           18,607             22,769
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         94,530
Cost of units redeemed/account charges                                                (70,795)
Net investment income (loss)                                                              660
Net realized gain (loss)                                                                5,242
Realized gain distributions                                                             1,386
Net change in unrealized appreciation (depreciation)                                    2,975
                                                                             -----------------
Net assets                                                                   $         33,998
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.83            19   $        34         1.25%         14.8%
12/31/2016          1.59            23            36         1.25%         11.3%
12/31/2015          1.43            29            42         1.25%         -4.7%
12/31/2014          1.50            34            51         1.25%          9.5%
12/31/2013          1.37            28            39         1.25%         29.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0   $         0         1.00%         15.1%
12/31/2016          1.61             0             0         1.00%         11.6%
12/31/2015          1.44             0             0         1.00%         -4.5%
12/31/2014          1.51             0             0         1.00%          9.8%
12/31/2013          1.38             0             0         1.00%         29.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.87             0   $         0         0.75%         15.4%
12/31/2016          1.63             0             0         0.75%         11.8%
12/31/2015          1.45             0             0         0.75%         -4.3%
12/31/2014          1.52             0             0         0.75%         10.0%
12/31/2013          1.38             0             0         0.75%         29.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90             0   $         0         0.50%         15.6%
12/31/2016          1.64             0             0         0.50%         12.1%
12/31/2015          1.46             0             0         0.50%         -4.0%
12/31/2014          1.53             0             0         0.50%         10.3%
12/31/2013          1.38             0             0         0.50%         30.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.92             0   $         0         0.25%         15.9%
12/31/2016          1.66             0             0         0.25%         12.4%
12/31/2015          1.48             0             0         0.25%         -3.8%
12/31/2014          1.53             0             0         0.25%         10.6%
12/31/2013          1.39             0             0         0.25%         30.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95             0   $         0         0.00%         16.2%
12/31/2016          1.68             0             0         0.00%         12.7%
12/31/2015          1.49             0             0         0.00%         -3.6%
12/31/2014          1.54             0             0         0.00%         10.9%
12/31/2013          1.39             0             0         0.00%         30.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        1.4%
    2015        1.1%
    2014        1.5%
    2013        2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             OPPENHEIMER ACTIVE ALLOCATION FUND Y CLASS - 68382P760

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        158,003  $       147,585           10,720
                                                       ===============  ===============
Receivables: investments sold                      16
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        158,019
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       158,019         129,487  $         1.22
Band 100                                        --              --            1.23
Band 75                                         --              --            1.24
Band 50                                         --              --            1.25
Band 25                                         --              --            1.26
Band 0                                          --              --            1.27
                                   ---------------  --------------
 Total                             $       158,019         129,487
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          2,064
Mortality & expense charges                                                            (1,125)
                                                                             -----------------
Net investment income (loss)                                                              939
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  352
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   10,418
                                                                             -----------------
Net gain (loss)                                                                        10,770
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         11,709
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            939   $             --
Net realized gain (loss)                                              352                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               10,418                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  11,709                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          283,925                 --
Cost of units redeemed                                           (137,549)                --
Account charges                                                       (66)                --
                                                         -----------------  ----------------
Increase (decrease)                                               146,310                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           158,019                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        158,019   $             --
                                                         =================  ================

Units sold                                                        252,546                 --
Units redeemed                                                   (123,059)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           129,487                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         129,487                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        283,925
Cost of units redeemed/account charges                                               (137,615)
Net investment income (loss)                                                              939
Net realized gain (loss)                                                                  352
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   10,418
                                                                             -----------------
Net assets                                                                   $        158,019
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22           129   $       158         1.25%         18.1%
12/31/2016          1.03             0             0         1.25%          3.3%
12/31/2015          1.00             0             0         1.25%          0.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         1.00%         18.4%
12/31/2016          1.04             0             0         1.00%          3.6%
12/31/2015          1.00             0             0         1.00%          0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.75%         18.7%
12/31/2016          1.04             0             0         0.75%          3.8%
12/31/2015          1.00             0             0         0.75%          0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.50%         19.0%
12/31/2016          1.05             0             0         0.50%          4.1%
12/31/2015          1.01             0             0         0.50%          0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         0.25%         19.3%
12/31/2016          1.05             0             0         0.25%          4.3%
12/31/2015          1.01             0             0         0.25%          1.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.00%         19.6%
12/31/2016          1.06             0             0         0.00%          4.6%
12/31/2015          1.01             0             0         0.00%          1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.6%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             OPPENHEIMER TOTAL RETURN BOND FUND Y CLASS - 683969604

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        499,228  $       497,608           73,359
                                                       ===============  ===============
Receivables: investments sold                   1,081
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        500,309
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       500,309         484,398  $         1.03
Band 100                                        --              --            1.04
Band 75                                         --              --            1.05
Band 50                                         --              --            1.06
Band 25                                         --              --            1.06
Band 0                                          --              --            1.07
                                   ---------------  --------------
 Total                             $       500,309         484,398
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         36,373
Mortality & expense charges                                                           (15,480)
                                                                             -----------------
Net investment income (loss)                                                           20,893
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (38,396)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   61,005
                                                                             -----------------
Net gain (loss)                                                                        22,609
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         43,502
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         20,893   $         18,050
Net realized gain (loss)                                          (38,396)             5,753
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               61,005            (59,385)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  43,502            (35,582)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          233,572          3,501,286
Cost of units redeemed                                         (2,040,375)        (1,200,996)
Account charges                                                      (594)              (504)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,807,397)         2,299,786
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,763,895)         2,264,204
Net assets, beginning                                           2,264,204                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        500,309   $      2,264,204
                                                         =================  =================

Units sold                                                        230,868          4,218,293
Units redeemed                                                 (2,011,172)        (1,953,591)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,780,304)         2,264,702
Units outstanding, beginning                                    2,264,702                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         484,398          2,264,702
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      3,734,858
Cost of units redeemed/account charges                                             (3,242,469)
Net investment income (loss)                                                           38,943
Net realized gain (loss)                                                              (32,643)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    1,620
                                                                             -----------------
Net assets                                                                   $        500,309
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03           484   $       500         1.25%          3.3%
12/31/2016          1.00         2,265         2,264         1.25%          1.7%
12/31/2015          0.98             0             0         1.25%         -1.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         1.00%          3.6%
12/31/2016          1.00             0             0         1.00%          2.0%
12/31/2015          0.99             0             0         1.00%         -1.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.75%          3.8%
12/31/2016          1.01             0             0         0.75%          2.2%
12/31/2015          0.99             0             0         0.75%         -1.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.50%          4.1%
12/31/2016          1.01             0             0         0.50%          2.5%
12/31/2015          0.99             0             0         0.50%         -1.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.25%          4.3%
12/31/2016          1.02             0             0         0.25%          2.8%
12/31/2015          0.99             0             0         0.25%         -0.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.00%          4.6%
12/31/2016          1.02             0             0         0.00%          3.0%
12/31/2015          0.99             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.6%
    2016        3.1%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             OPPENHEIMER ACTIVE ALLOCATION FUND A CLASS - 68382P885

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,244,101  $     1,021,873           85,459
                                                       ===============  ===============
Receivables: investments sold                   2,753
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,246,854
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $       626,101         516,726  $          1.21
Band 100                                         --              --             1.22
Band 75                                          --              --             1.23
Band 50                                          --              --             1.24
Band 25                                          --              --             1.25
Band 0                                      620,753         493,741             1.26
                                    ---------------  --------------
 Total                              $     1,246,854       1,010,467
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         13,782
Mortality & expense charges                                                            (6,965)
                                                                             -----------------
Net investment income (loss)                                                            6,817
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                8,585
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  176,437
                                                                             -----------------
Net gain (loss)                                                                       185,022
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        191,839
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,817   $          3,493
Net realized gain (loss)                                            8,585             13,409
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              176,437             45,791
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 191,839             62,693
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           97,903          1,249,730
Cost of units redeemed                                            (91,483)          (257,376)
Account charges                                                    (3,235)            (3,217)
                                                         -----------------  -----------------
Increase (decrease)                                                 3,185            989,137
                                                         -----------------  -----------------
Net increase (decrease)                                           195,024          1,051,830
Net assets, beginning                                           1,051,830                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,246,854   $      1,051,830
                                                         =================  =================

Units sold                                                         86,762          1,272,900
Units redeemed                                                    (87,521)          (261,674)
                                                         -----------------  -----------------
Net increase (decrease)                                              (759)         1,011,226
Units outstanding, beginning                                    1,011,226                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,010,467          1,011,226
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,347,633
Cost of units redeemed/account charges                                              (355,311)
Net investment income (loss)                                                          10,310
Net realized gain (loss)                                                              21,994
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 222,228
                                                                            -----------------
Net assets                                                                  $      1,246,854
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21           517   $       626         1.25%         17.9%
12/31/2016          1.03           519           534         1.25%          3.1%
12/31/2015          1.00             0             0         1.25%         -0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         1.00%         18.2%
12/31/2016          1.03             0             0         1.00%          3.3%
12/31/2015          1.00             0             0         1.00%          0.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.75%         18.5%
12/31/2016          1.04             0             0         0.75%          3.6%
12/31/2015          1.00             0             0         0.75%          0.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.50%         18.8%
12/31/2016          1.04             0             0         0.50%          3.8%
12/31/2015          1.00             0             0         0.50%          0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.25%         19.1%
12/31/2016          1.05             0             0         0.25%          4.1%
12/31/2015          1.01             0             0         0.25%          0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26           494   $       621         0.00%         19.4%
12/31/2016          1.05           492           518         0.00%          4.3%
12/31/2015          1.01             0             0         0.00%          0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        1.9%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             OPPENHEIMER TOTAL RETURN BOND FUND A CLASS - 683969109

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,326,558  $     1,315,989          193,920
                                                       ===============  ===============
Receivables: investments sold                   3,737
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,330,295
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,330,295       1,299,794  $          1.02
Band 100                                         --              --             1.03
Band 75                                          --              --             1.04
Band 50                                          --              --             1.05
Band 25                                          --              --             1.05
Band 0                                           --              --             1.06
                                    ---------------  --------------
 Total                              $     1,330,295       1,299,794
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         35,775
Mortality & expense charges                                                           (16,320)
                                                                             -----------------
Net investment income (loss)                                                           19,455
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  734
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   18,246
                                                                             -----------------
Net gain (loss)                                                                        18,980
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         38,435
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         19,455   $          6,897
Net realized gain (loss)                                              734              7,254
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               18,246             (6,149)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  38,435              8,002
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          177,234          1,475,477
Cost of units redeemed                                           (148,545)          (395,415)
Account charges                                                      (643)              (103)
                                                         -----------------  -----------------
Increase (decrease)                                                28,046          1,079,959
                                                         -----------------  -----------------
Net increase (decrease)                                            66,481          1,087,961
Net assets, beginning                                           1,263,814            175,853
                                                         -----------------  -----------------
Net assets, ending                                       $      1,330,295   $      1,263,814
                                                         =================  =================

Units sold                                                        175,518          1,485,745
Units redeemed                                                   (147,615)          (393,448)
                                                         -----------------  -----------------
Net increase (decrease)                                            27,903          1,092,297
Units outstanding, beginning                                    1,271,891            179,594
                                                         -----------------  -----------------
Units outstanding, ending                                       1,299,794          1,271,891
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,836,501
Cost of units redeemed/account charges                                               (551,652)
Net investment income (loss)                                                           26,911
Net realized gain (loss)                                                                7,966
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   10,569
                                                                             -----------------
Net assets                                                                   $      1,330,295
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02         1,300   $     1,330         1.25%          3.0%
12/31/2016          0.99         1,272         1,264         1.25%          1.5%
12/31/2015          0.98           180           176         1.25%         -2.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.00%          3.3%
12/31/2016          1.00             0             0         1.00%          1.7%
12/31/2015          0.98             0             0         1.00%         -1.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.75%          3.5%
12/31/2016          1.00             0             0         0.75%          2.0%
12/31/2015          0.98             0             0         0.75%         -1.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.50%          3.8%
12/31/2016          1.01             0             0         0.50%          2.2%
12/31/2015          0.99             0             0         0.50%         -1.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.25%          4.0%
12/31/2016          1.01             0             0         0.25%          2.5%
12/31/2015          0.99             0             0         0.25%         -1.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.00%          4.3%
12/31/2016          1.02             0             0         0.00%          2.8%
12/31/2015          0.99             0             0         0.00%         -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.8%
    2016        2.0%
    2015        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            OPPENHEIMER DEVELOPING MARKETS FUND I CLASS - 683974604

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     3,338,548  $      2,899,553           77,784
                                                      ================  ===============
Receivables: investments sold                    725
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     3,339,273
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $       649,150         491,073  $          1.32
Band 100                                         --              --             1.33
Band 75                                          --              --             1.33
Band 50                                          --              --             1.33
Band 25                                          --              --             1.34
Band 0                                    2,690,123       2,008,370             1.34
                                    ---------------  --------------
 Total                              $     3,339,273       2,499,443
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         24,749
Mortality & expense charges                                                           (3,561)
                                                                            -----------------
Net investment income (loss)                                                          21,188
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              58,696
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 438,995
                                                                            -----------------
Net gain (loss)                                                                      497,691
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        518,879
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         21,188   $             --
Net realized gain (loss)                                           58,696                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              438,995                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 518,879                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        3,323,894                 --
Cost of units redeemed                                           (501,144)                --
Account charges                                                    (2,356)                --
                                                         -----------------  ----------------
Increase (decrease)                                             2,820,394                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         3,339,273                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      3,339,273   $             --
                                                         =================  ================

Units sold                                                      2,895,732                 --
Units redeemed                                                   (396,289)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,499,443                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       2,499,443                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      3,323,894
Cost of units redeemed/account charges                                              (503,500)
Net investment income (loss)                                                          21,188
Net realized gain (loss)                                                              58,696
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 438,995
                                                                            -----------------
Net assets                                                                  $      3,339,273
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32           491   $       649         1.25%         33.7%
12/31/2016          0.99             0             0         1.25%         -1.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         1.00%         34.0%
12/31/2016          0.99             0             0         1.00%         -1.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.75%         34.3%
12/31/2016          0.99             0             0         0.75%         -1.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.50%         34.7%
12/31/2016          0.99             0             0         0.50%         -1.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0   $         0         0.25%         35.0%
12/31/2016          0.99             0             0         0.25%         -1.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34         2,008   $     2,690         0.00%         35.3%
12/31/2016          0.99             0             0         0.00%         -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        OPPENHEIMER INTERNATIONAL SMID COMPANY FUND I CLASS - 68380U605

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       27,138   $        27,041              544
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (330)
                                     ---------------
Net assets                           $       26,808
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       26,808          19,496  $          1.38
Band 100                                        --              --             1.38
Band 75                                         --              --             1.38
Band 50                                         --              --             1.39
Band 25                                         --              --             1.39
Band 0                                          --              --             1.39
                                    --------------  --------------
 Total                              $       26,808          19,496
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            319
Mortality & expense charges                                                             (34)
                                                                            ----------------
Net investment income (loss)                                                            285
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             577
Net change in unrealized appreciation (depreciation)                                     97
                                                                            ----------------
Net gain (loss)                                                                         674
                                                                            ----------------

Increase (decrease) in net assets from operations                          $            959
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            285   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                           577                 --
Net change in unrealized appreciation (depreciation)                   97                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     959                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           26,178                 --
Cost of units redeemed                                               (329)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                25,849                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            26,808                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         26,808   $             --
                                                         =================  ================

Units sold                                                         19,735                 --
Units redeemed                                                       (239)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            19,496                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          19,496                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        26,178
Cost of units redeemed/account charges                                                 (329)
Net investment income (loss)                                                            285
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             577
Net change in unrealized appreciation (depreciation)                                     97
                                                                            ----------------
Net assets                                                                  $        26,808
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38            19   $        27         1.25%         36.8%
12/31/2016          1.00             0             0         1.25%          0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         1.00%         37.2%
12/31/2016          1.01             0             0         1.00%          0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.75%         37.5%
12/31/2016          1.01             0             0         0.75%          0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.50%         37.8%
12/31/2016          1.01             0             0         0.50%          0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.25%         38.2%
12/31/2016          1.01             0             0         0.25%          0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.00%         38.5%
12/31/2016          1.01             0             0         0.00%          0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           OPPENHEIMER INTERNATIONAL GROWTH FUND I CLASS - 68380L605

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,194,539  $     2,118,808           50,363
                                                       ===============  ===============
Receivables: investments sold                   2,822
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,197,361
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,197,361       1,721,507  $          1.28
Band 100                                         --              --             1.28
Band 75                                          --              --             1.28
Band 50                                          --              --             1.29
Band 25                                          --              --             1.29
Band 0                                           --              --             1.29
                                    ---------------  --------------
 Total                              $     2,197,361       1,721,507
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         14,580
Mortality & expense charges                                                           (8,598)
                                                                            -----------------
Net investment income (loss)                                                           5,982
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              12,030
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  75,731
                                                                            -----------------
Net gain (loss)                                                                       87,761
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         93,743
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,982   $             --
Net realized gain (loss)                                           12,030                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               75,731                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  93,743                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,473,610                 --
Cost of units redeemed                                           (368,737)                --
Account charges                                                    (1,255)                --
                                                         -----------------  ----------------
Increase (decrease)                                             2,103,618                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,197,361                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      2,197,361   $             --
                                                         =================  ================

Units sold                                                      2,022,406                 --
Units redeemed                                                   (300,899)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,721,507                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,721,507                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,473,610
Cost of units redeemed/account charges                                              (369,992)
Net investment income (loss)                                                           5,982
Net realized gain (loss)                                                              12,030
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  75,731
                                                                            -----------------
Net assets                                                                  $      2,197,361
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28         1,722   $     2,197         1.25%         25.6%
12/31/2016          1.02             0             0         1.25%          1.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         1.00%         25.9%
12/31/2016          1.02             0             0         1.00%          1.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.75%         26.2%
12/31/2016          1.02             0             0         0.75%          1.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.50%         26.5%
12/31/2016          1.02             0             0         0.50%          1.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.25%         26.8%
12/31/2016          1.02             0             0         0.25%          1.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.00%         27.2%
12/31/2016          1.02             0             0         0.00%          1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            OPPENHEIMER GLOBAL FUND I CLASS - 683924609 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.12
Band 100                                        --              --            1.12
Band 75                                         --              --            1.12
Band 50                                         --              --            1.12
Band 25                                         --              --            1.12
Band 0                                          --              --            1.13
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         1.25%         11.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         1.00%         12.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.75%         12.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.50%         12.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.25%         12.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.00%         12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     OPPENHEIMER GLOBAL OPPORTUNITIES FUND I CLASS - 683943609 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.19
Band 100                                        --              --            1.19
Band 75                                         --              --            1.19
Band 50                                         --              --            1.19
Band 25                                         --              --            1.19
Band 0                                          --              --            1.20
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         1.25%         18.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         1.00%         18.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.75%         19.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.50%         19.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.25%         19.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.00%         19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     OPPENHEIMER INTERNATIONAL BOND FUND I CLASS - 68380T608 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.04
Band 100                                        --              --            1.04
Band 75                                         --              --            1.04
Band 50                                         --              --            1.04
Band 25                                         --              --            1.04
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         1.25%          3.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         1.00%          4.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.75%          4.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.50%          4.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.25%          4.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.00%          4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         OPPENHEIMER MID CAP VALUE FUND I CLASS - 68380E767 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.09
Band 100                                        --              --            1.09
Band 75                                         --              --            1.09
Band 50                                         --              --            1.10
Band 25                                         --              --            1.10
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.25%          9.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.00%          9.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.75%          9.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.50%          9.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.25%          9.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.00%          9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           OPPENHEIMER SENIOR FLOATING RATE FUND I CLASS - 68381K606

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       109,503  $        109,103           13,609
                                                      ================  ===============
Receivables: investments sold                    871
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       110,374
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       110,374         108,043  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $       110,374         108,043
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            200
Mortality & expense charges                                                             (47)
                                                                           -----------------
Net investment income (loss)                                                            153
                                                                           -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                    400
                                                                           -----------------
Net gain (loss)                                                                         400
                                                                           -----------------

Increase (decrease) in net assets from operations                          $            553
                                                                           =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            153   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  400                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     553                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          213,385                 --
Cost of units redeemed                                           (103,564)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                               109,821                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           110,374                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        110,374   $             --
                                                         =================  ================

Units sold                                                        209,734                 --
Units redeemed                                                   (101,691)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           108,043                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         108,043                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $        213,385
Cost of units redeemed/account charges                                             (103,564)
Net investment income (loss)                                                            153
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                    400
                                                                           -----------------
Net assets                                                                 $        110,374
                                                                           =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02           108   $       110         1.25%          2.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%          2.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.75%          2.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.50%          2.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.25%          2.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.00%          2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             PARNASSUS CORE EQUITY FUND INVESTOR CLASS - 701769101

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    21,924,570  $    19,606,843          527,058
                                                      ===============  ===============
Receivables: investments sold                565,029
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    22,489,599
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   22,489,599      10,021,804  $          2.24
Band 100                                        --              --             2.28
Band 75                                         --              --             2.33
Band 50                                         --              --             2.37
Band 25                                         --              --             2.41
Band 0                                          --              --             2.45
                                    --------------  --------------
 Total                              $   22,489,599      10,021,804
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       274,826
Mortality & expense charges                                                        (257,198)
                                                                            ----------------
Net investment income (loss)                                                         17,628
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            302,689
Realized gain distributions                                                       1,195,642
Net change in unrealized appreciation (depreciation)                              1,414,649
                                                                            ----------------
Net gain (loss)                                                                   2,912,980
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,930,608
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         17,628   $        (25,734)
Net realized gain (loss)                                          302,689             12,439
Realized gain distributions                                     1,195,642            535,321
Net change in unrealized appreciation (depreciation)            1,414,649            960,171
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,930,608          1,482,197
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,107,995          7,391,417
Cost of units redeemed                                         (3,508,963)        (1,287,480)
Account charges                                                   (17,376)           (10,900)
                                                         -----------------  -----------------
Increase (decrease)                                              (418,344)         6,093,037
                                                         -----------------  -----------------
Net increase (decrease)                                         2,512,264          7,575,234
Net assets, beginning                                          19,977,335         12,402,101
                                                         -----------------  -----------------
Net assets, ending                                       $     22,489,599   $     19,977,335
                                                         =================  =================

Units sold                                                      1,482,611          4,022,170
Units redeemed                                                 (1,710,304)          (710,694)
                                                         -----------------  -----------------
Net increase (decrease)                                          (227,693)         3,311,476
Units outstanding, beginning                                   10,249,497          6,938,021
                                                         -----------------  -----------------
Units outstanding, ending                                      10,021,804         10,249,497
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    24,864,203
Cost of units redeemed/account charges                                           (8,807,431)
Net investment income (loss)                                                        171,329
Net realized gain (loss)                                                            704,359
Realized gain distributions                                                       3,239,412
Net change in unrealized appreciation (depreciation)                              2,317,727
                                                                            ----------------
Net assets                                                                  $    22,489,599
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.24        10,022   $    22,490         1.25%         15.1%
12/31/2016          1.95        10,249        19,977         1.25%          9.0%
12/31/2015          1.79         6,938        12,402         1.25%         -1.8%
12/31/2014          1.82         6,579        11,975         1.25%         13.1%
12/31/2013          1.61         6,082         9,791         1.25%         32.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.28             0   $         0         1.00%         15.4%
12/31/2016          1.98             0             0         1.00%          9.3%
12/31/2015          1.81             0             0         1.00%         -1.5%
12/31/2014          1.84             0             0         1.00%         13.3%
12/31/2013          1.62             0             0         1.00%         32.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.33             0   $         0         0.75%         15.7%
12/31/2016          2.01             0             0         0.75%          9.6%
12/31/2015          1.83             0             0         0.75%         -1.3%
12/31/2014          1.86             0             0         0.75%         13.6%
12/31/2013          1.64             0             0         0.75%         33.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.37             0   $         0         0.50%         16.0%
12/31/2016          2.04             0             0         0.50%          9.9%
12/31/2015          1.86             0             0         0.50%         -1.0%
12/31/2014          1.88             0             0         0.50%         13.9%
12/31/2013          1.65             0             0         0.50%         33.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.41             0   $         0         0.25%         16.3%
12/31/2016          2.07             0             0         0.25%         10.1%
12/31/2015          1.88             0             0         0.25%         -0.8%
12/31/2014          1.90             0             0         0.25%         14.2%
12/31/2013          1.66             0             0         0.25%         33.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.45             0   $         0         0.00%         16.6%
12/31/2016          2.11             0             0         0.00%         10.4%
12/31/2015          1.91             0             0         0.00%         -0.6%
12/31/2014          1.92             0             0         0.00%         14.5%
12/31/2013          1.68             0             0         0.00%         34.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.1%
    2015        2.2%
    2014        1.5%
    2013        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                           PARNASSUS FUND - 701765109

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,774,629  $     1,614,573           36,794
                                                       ===============  ===============
Receivables: investments sold                   1,432
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,776,061
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,776,061         731,432  $          2.43
Band 100                                        --              --             2.47
Band 75                                         --              --             2.52
Band 50                                         --              --             2.56
Band 25                                         --              --             2.61
Band 0                                          --              --             2.66
                                    --------------  --------------
 Total                              $    1,776,061         731,432
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         16,389
Mortality & expense charges                                                          (23,808)
                                                                            -----------------
Net investment income (loss)                                                          (7,419)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              69,617
Realized gain distributions                                                          125,146
Net change in unrealized appreciation (depreciation)                                  71,842
                                                                            -----------------
Net gain (loss)                                                                      266,605
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        259,186
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (7,419)  $         (8,963)
Net realized gain (loss)                                           69,617            (12,032)
Realized gain distributions                                       125,146             23,556
Net change in unrealized appreciation (depreciation)               71,842            221,635
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 259,186            224,196
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          254,841            229,687
Cost of units redeemed                                           (630,352)          (516,762)
Account charges                                                    (3,551)            (3,505)
                                                         -----------------  -----------------
Increase (decrease)                                              (379,062)          (290,580)
                                                         -----------------  -----------------
Net increase (decrease)                                          (119,876)           (66,384)
Net assets, beginning                                           1,895,937          1,962,321
                                                         -----------------  -----------------
Net assets, ending                                       $      1,776,061   $      1,895,937
                                                         =================  =================

Units sold                                                        113,478            125,176
Units redeemed                                                   (277,165)          (268,177)
                                                         -----------------  -----------------
Net increase (decrease)                                          (163,687)          (143,001)
Units outstanding, beginning                                      895,119          1,038,120
                                                         -----------------  -----------------
Units outstanding, ending                                         731,432            895,119
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     2,913,059
Cost of units redeemed/account charges                                           (2,415,263)
Net investment income (loss)                                                        136,466
Net realized gain (loss)                                                            138,919
Realized gain distributions                                                         842,824
Net change in unrealized appreciation (depreciation)                                160,056
                                                                            ----------------
Net assets                                                                  $     1,776,061
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.43           731   $     1,776         1.25%         14.6%
12/31/2016          2.12           895         1,896         1.25%         12.1%
12/31/2015          1.89         1,038         1,962         1.25%         -1.0%
12/31/2014          1.91           976         1,863         1.25%         13.3%
12/31/2013          1.69           994         1,675         1.25%         32.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.47             0   $         0         1.00%         14.9%
12/31/2016          2.15             0             0         1.00%         12.3%
12/31/2015          1.91             0             0         1.00%         -0.7%
12/31/2014          1.93             0             0         1.00%         13.5%
12/31/2013          1.70             0             0         1.00%         32.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.52             0   $         0         0.75%         15.2%
12/31/2016          2.18             0             0         0.75%         12.6%
12/31/2015          1.94             0             0         0.75%         -0.5%
12/31/2014          1.95             0             0         0.75%         13.8%
12/31/2013          1.71             0             0         0.75%         33.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.56             0   $         0         0.50%         15.5%
12/31/2016          2.22             0             0         0.50%         12.9%
12/31/2015          1.97             0             0         0.50%         -0.2%
12/31/2014          1.97             0             0         0.50%         14.1%
12/31/2013          1.73             0             0         0.50%         33.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.61             0   $         0         0.25%         15.8%
12/31/2016          2.25             0             0         0.25%         13.2%
12/31/2015          1.99             0             0         0.25%          0.0%
12/31/2014          1.99             0             0         0.25%         14.4%
12/31/2013          1.74             0             0         0.25%         33.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.66             0   $         0         0.00%         16.1%
12/31/2016          2.29             0             0         0.00%         13.5%
12/31/2015          2.02             0             0         0.00%          0.3%
12/31/2014          2.01             0             0         0.00%         14.7%
12/31/2013          1.75             0             0         0.00%         34.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        0.8%
    2015        4.3%
    2014        3.4%
    2013        4.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                       PARNASSUS MID CAP FUND - 701765885

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     14,078,401  $    12,558,569          439,203
                                                       ===============  ===============
Receivables: investments sold                   6,843
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     14,085,244
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   14,085,244        6,092,086  $         2.31
Band 100                                        --               --            2.35
Band 75                                         --               --            2.40
Band 50                                         --               --            2.44
Band 25                                         --               --            2.48
Band 0                                          --               --            2.53
                                    --------------  ---------------
 Total                              $   14,085,244        6,092,086
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       207,079
Mortality & expense charges                                                        (154,718)
                                                                            ----------------
Net investment income (loss)                                                         52,361
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            480,151
Realized gain distributions                                                         362,908
Net change in unrealized appreciation (depreciation)                                873,749
                                                                            ----------------
Net gain (loss)                                                                   1,716,808
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,769,169
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         52,361   $        (34,533)
Net realized gain (loss)                                          480,151             35,809
Realized gain distributions                                       362,908            311,493
Net change in unrealized appreciation (depreciation)              873,749            889,645
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,769,169          1,202,414
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,927,587         10,162,551
Cost of units redeemed                                         (4,724,860)        (1,758,405)
Account charges                                                   (62,883)           (19,569)
                                                         -----------------  -----------------
Increase (decrease)                                              (860,156)         8,384,577
                                                         -----------------  -----------------
Net increase (decrease)                                           909,013          9,586,991
Net assets, beginning                                          13,176,231          3,589,240
                                                         -----------------  -----------------
Net assets, ending                                       $     14,085,244   $     13,176,231
                                                         =================  =================

Units sold                                                      2,990,943          5,377,282
Units redeemed                                                 (3,328,125)          (911,190)
                                                         -----------------  -----------------
Net increase (decrease)                                          (337,182)         4,466,092
Units outstanding, beginning                                    6,429,268          1,963,176
                                                         -----------------  -----------------
Units outstanding, ending                                       6,092,086          6,429,268
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    20,022,466
Cost of units redeemed/account charges                                           (9,021,653)
Net investment income (loss)                                                         29,943
Net realized gain (loss)                                                            634,484
Realized gain distributions                                                         900,172
Net change in unrealized appreciation (depreciation)                              1,519,832
                                                                            ----------------
Net assets                                                                  $    14,085,244
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.31         6,092   $    14,085         1.25%         14.4%
12/31/2016          2.02         5,334        10,785         1.25%         14.6%
12/31/2015          1.76           887         1,564         1.25%         -2.1%
12/31/2014          1.80           480           865         1.25%          9.9%
12/31/2013          1.64           499           819         1.25%         26.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.35             0   $         0         1.00%         14.6%
12/31/2016          2.05             0             0         1.00%         14.9%
12/31/2015          1.79             0             0         1.00%         -1.9%
12/31/2014          1.82             0             0         1.00%         10.1%
12/31/2013          1.65             0             0         1.00%         27.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.40             0   $         0         0.75%         14.9%
12/31/2016          2.09             0             0         0.75%         15.2%
12/31/2015          1.81             0             0         0.75%         -1.6%
12/31/2014          1.84             0             0         0.75%         10.4%
12/31/2013          1.67             0             0         0.75%         27.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.44             0   $         0         0.50%         15.2%
12/31/2016          2.12             0             0         0.50%         15.5%
12/31/2015          1.83             0             0         0.50%         -1.4%
12/31/2014          1.86             0             0         0.50%         10.7%
12/31/2013          1.68             0             0         0.50%         27.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.48             0   $         0         0.25%         15.5%
12/31/2016          2.15             0             0         0.25%         15.8%
12/31/2015          1.86             0             0         0.25%         -1.1%
12/31/2014          1.88             0             0         0.25%         11.0%
12/31/2013          1.69             0             0         0.25%         27.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.53             0   $         0         0.00%         15.8%
12/31/2016          2.18         1,095         2,391         0.00%         16.1%
12/31/2015          1.88         1,076         2,025         0.00%         -0.9%
12/31/2014          1.90             0             0         0.00%         11.2%
12/31/2013          1.71             0             0         0.00%         28.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        0.6%
    2015        1.1%
    2014        0.7%
    2013        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           PAX BALANCED FUND INDIVIDUAL INVESTOR CLASS - 704223106

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,262,980  $      1,286,051           56,210
                                                      ================  ===============
Receivables: investments sold                 10,753
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,273,733
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,078,292         550,169  $          1.96
Band 100                                   195,441          97,583             2.00
Band 75                                         --              --             2.05
Band 50                                         --              --             2.09
Band 25                                         --              --             2.14
Band 0                                          --              --             2.18
                                    --------------  --------------
 Total                              $    1,273,733         647,752
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          8,937
Mortality & expense charges                                                           (11,187)
                                                                             -----------------
Net investment income (loss)                                                           (2,250)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (26,881)
Realized gain distributions                                                           145,486
Net change in unrealized appreciation (depreciation)                                  (20,713)
                                                                             -----------------
Net gain (loss)                                                                        97,892
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         95,642
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (2,250)  $             43
Net realized gain (loss)                                           (26,881)               (32)
Realized gain distributions                                        145,486                967
Net change in unrealized appreciation (depreciation)               (20,713)             1,391
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   95,642              2,369
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                         1,515,506             11,285
Cost of units redeemed                                            (396,333)                --
Account charges                                                       (704)               (11)
                                                          -----------------  -----------------
Increase (decrease)                                              1,118,469             11,274
                                                          -----------------  -----------------
Net increase (decrease)                                          1,214,111             13,643
Net assets, beginning                                               59,622             45,979
                                                          -----------------  -----------------
Net assets, ending                                        $      1,273,733   $         59,622
                                                          =================  =================

Units sold                                                         828,528              6,605
Units redeemed                                                    (214,775)                (6)
                                                          -----------------  -----------------
Net increase (decrease)                                            613,753              6,599
Units outstanding, beginning                                        33,999             27,400
                                                          -----------------  -----------------
Units outstanding, ending                                          647,752             33,999
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,648,448
Cost of units redeemed/account charges                                               (473,169)
Net investment income (loss)                                                           (2,502)
Net realized gain (loss)                                                              (30,207)
Realized gain distributions                                                           154,234
Net change in unrealized appreciation (depreciation)                                  (23,071)
                                                                             -----------------
Net assets                                                                   $      1,273,733
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.96           550   $     1,078         1.25%         11.8%
12/31/2016          1.75            34            60         1.25%          4.5%
12/31/2015          1.68            27            46         1.25%         -1.8%
12/31/2014          1.71            24            41         1.25%          6.7%
12/31/2013          1.60             7            11         1.25%         14.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00            98   $       195         1.00%         12.0%
12/31/2016          1.79             0             0         1.00%          4.8%
12/31/2015          1.71             0             0         1.00%         -1.5%
12/31/2014          1.73             0             0         1.00%          6.9%
12/31/2013          1.62             0             0         1.00%         15.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05             0   $         0         0.75%         12.3%
12/31/2016          1.82             0             0         0.75%          5.0%
12/31/2015          1.73             0             0         0.75%         -1.3%
12/31/2014          1.76             0             0         0.75%          7.2%
12/31/2013          1.64             0             0         0.75%         15.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.09             0   $         0         0.50%         12.6%
12/31/2016          1.86             0             0         0.50%          5.3%
12/31/2015          1.76             0             0         0.50%         -1.0%
12/31/2014          1.78             0             0         0.50%          7.5%
12/31/2013          1.66             0             0         0.50%         15.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.14             0   $         0         0.25%         12.9%
12/31/2016          1.89             0             0         0.25%          5.5%
12/31/2015          1.79             0             0         0.25%         -0.8%
12/31/2014          1.81             0             0         0.25%          7.7%
12/31/2013          1.68             0             0         0.25%         16.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.18             0   $         0         0.00%         13.2%
12/31/2016          1.93             0             0         0.00%          5.8%
12/31/2015          1.82             0             0         0.00%         -0.5%
12/31/2014          1.83             0             0         0.00%          8.0%
12/31/2013          1.70             0             0         0.00%         16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.3%
    2015        0.9%
    2014        0.5%
    2013        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   PAX GLOBAL ENVIRONMENTAL MARKETS FUND INDIV. INVESTOR CLASS - 704223783

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        768,262  $       693,461           47,944
                                                       ===============  ===============
Receivables: investments sold                   4,128
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        772,390
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       710,362         288,365  $         2.46
Band 100                                    48,690          19,342            2.52
Band 75                                         --              --            2.57
Band 50                                         --              --            2.63
Band 25                                         --              --            2.69
Band 0                                      13,338           4,859            2.75
                                   ---------------  --------------
 Total                             $       772,390         312,566
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          2,633
Mortality & expense charges                                                           (6,672)
                                                                            -----------------
Net investment income (loss)                                                          (4,039)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              28,697
Realized gain distributions                                                           21,508
Net change in unrealized appreciation (depreciation)                                  65,416
                                                                            -----------------
Net gain (loss)                                                                      115,621
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        111,582
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (4,039)  $         (1,773)
Net realized gain (loss)                                           28,697             (8,493)
Realized gain distributions                                        21,508                 --
Net change in unrealized appreciation (depreciation)               65,416             22,944
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 111,582             12,678
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          649,165             30,150
Cost of units redeemed                                           (152,251)          (212,317)
Account charges                                                    (1,079)            (1,075)
                                                         -----------------  -----------------
Increase (decrease)                                               495,835           (183,242)
                                                         -----------------  -----------------
Net increase (decrease)                                           607,417           (170,564)
Net assets, beginning                                             164,973            335,537
                                                         -----------------  -----------------
Net assets, ending                                       $        772,390   $        164,973
                                                         =================  =================

Units sold                                                        293,624             17,365
Units redeemed                                                    (64,674)          (119,543)
                                                         -----------------  -----------------
Net increase (decrease)                                           228,950           (102,178)
Units outstanding, beginning                                       83,616            185,794
                                                         -----------------  -----------------
Units outstanding, ending                                         312,566             83,616
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,164,609
Cost of units redeemed/account charges                                              (499,677)
Net investment income (loss)                                                          (9,413)
Net realized gain (loss)                                                              17,383
Realized gain distributions                                                           24,687
Net change in unrealized appreciation (depreciation)                                  74,801
                                                                            -----------------
Net assets                                                                  $        772,390
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.46           288   $       710         1.25%         24.9%
12/31/2016          1.97            84           165         1.25%          9.2%
12/31/2015          1.81           186           336         1.25%         -2.7%
12/31/2014          1.86           166           309         1.25%         -4.0%
12/31/2013          1.93             6            12         1.25%         30.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.52            19   $        49         1.00%         25.2%
12/31/2016          2.01             0             0         1.00%          9.5%
12/31/2015          1.84             0             0         1.00%         -2.4%
12/31/2014          1.88             0             0         1.00%         -3.7%
12/31/2013          1.96             0             0         1.00%         30.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.57             0   $         0         0.75%         25.5%
12/31/2016          2.05             0             0         0.75%          9.8%
12/31/2015          1.87             0             0         0.75%         -2.2%
12/31/2014          1.91             0             0         0.75%         -3.5%
12/31/2013          1.98             0             0         0.75%         31.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.63             0   $         0         0.50%         25.8%
12/31/2016          2.09             0             0         0.50%         10.1%
12/31/2015          1.90             0             0         0.50%         -1.9%
12/31/2014          1.94             0             0         0.50%         -3.3%
12/31/2013          2.00             0             0         0.50%         31.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.69             0   $         0         0.25%         26.1%
12/31/2016          2.13             0             0         0.25%         10.3%
12/31/2015          1.93             0             0         0.25%         -1.7%
12/31/2014          1.96             0             0         0.25%         -3.0%
12/31/2013          2.02             0             0         0.25%         31.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.75             5   $        13         0.00%         26.4%
12/31/2016          2.17             0             0         0.00%         10.6%
12/31/2015          1.96             0             0         0.00%         -1.4%
12/31/2014          1.99             0             0         0.00%         -2.8%
12/31/2013          2.05             0             0         0.00%         32.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        0.5%
    2015        0.2%
    2014        0.3%
    2013        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           PAYDEN EMERGING MARKETS BOND INVESTOR CLASS - 704329531

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        310,462  $       299,893           21,881
                                                       ===============  ===============
Receivables: investments sold                   1,134
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        311,596
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       311,596         229,116  $         1.36
Band 100                                        --              --            1.38
Band 75                                         --              --            1.41
Band 50                                         --              --            1.44
Band 25                                         --              --            1.46
Band 0                                          --              --            1.49
                                   ---------------  --------------
 Total                             $       311,596         229,116
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $         31,128
Mortality & expense charges                                                             (4,960)
                                                                              -----------------
Net investment income (loss)                                                            26,168
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (4,891)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    46,753
                                                                              -----------------
Net gain (loss)                                                                         41,862
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         68,030
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         26,168   $          44,362
Net realized gain (loss)                                            (4,891)             (9,339)
Realized gain distributions                                             --                  --
Net change in unrealized appreciation (depreciation)                46,753              41,694
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                   68,030              76,717
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                           217,535             340,202
Cost of units redeemed                                            (946,659)           (193,483)
Account charges                                                       (356)             (1,203)
                                                          -----------------  ------------------
Increase (decrease)                                               (729,480)            145,516
                                                          -----------------  ------------------
Net increase (decrease)                                           (661,450)            222,233
Net assets, beginning                                              973,046             750,813
                                                          -----------------  ------------------
Net assets, ending                                        $        311,596   $         973,046
                                                          =================  ==================

Units sold                                                         161,959             266,189
Units redeemed                                                    (691,497)           (155,883)
                                                          -----------------  ------------------
Net increase (decrease)                                           (529,538)            110,306
Units outstanding, beginning                                       758,654             648,348
                                                          -----------------  ------------------
Units outstanding, ending                                          229,116             758,654
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,884,340
Cost of units redeemed/account charges                                             (2,769,043)
Net investment income (loss)                                                          249,114
Net realized gain (loss)                                                              (82,012)
Realized gain distributions                                                            18,628
Net change in unrealized appreciation (depreciation)                                   10,569
                                                                             -----------------
Net assets                                                                   $        311,596
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36           229   $       312         1.25%         10.6%
12/31/2016          1.23           350           430         1.25%         10.1%
12/31/2015          1.12           292           326         1.25%         -2.1%
12/31/2014          1.14           232           264         1.25%          4.0%
12/31/2013          1.10            56            62         1.25%         -8.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         1.00%         10.9%
12/31/2016          1.25             0             0         1.00%         10.3%
12/31/2015          1.13             0             0         1.00%         -1.8%
12/31/2014          1.15             0             0         1.00%          4.3%
12/31/2013          1.11             0             0         1.00%         -8.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.75%         11.2%
12/31/2016          1.27             0             0         0.75%         10.6%
12/31/2015          1.15             0             0         0.75%         -1.6%
12/31/2014          1.16             0             0         0.75%          4.5%
12/31/2013          1.11             0             0         0.75%         -7.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44             0   $         0         0.50%         11.4%
12/31/2016          1.29             0             0         0.50%         10.9%
12/31/2015          1.16             0             0         0.50%         -1.3%
12/31/2014          1.18             0             0         0.50%          4.8%
12/31/2013          1.12             0             0         0.50%         -7.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0   $         0         0.25%         11.7%
12/31/2016          1.31             0             0         0.25%         11.2%
12/31/2015          1.18             0             0         0.25%         -1.1%
12/31/2014          1.19             0             0         0.25%          5.0%
12/31/2013          1.13             0             0         0.25%         -7.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49             0   $         0         0.00%         12.0%
12/31/2016          1.33           409           543         0.00%         11.4%
12/31/2015          1.19           356           425         0.00%         -0.8%
12/31/2014          1.20           394           474         0.00%          5.3%
12/31/2013          1.14           604           689         0.00%         -7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.8%
    2016        5.7%
    2015        5.1%
    2014        5.5%
    2013        7.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 PAYDEN/KRAVITZ CASH BALANCE PLAN FUND RETIREMENT CLASS - 704329358 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.03
Band 75                                         --              --            1.04
Band 50                                         --              --            1.06
Band 25                                         --              --            1.08
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------

Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          1.4%
12/31/2016          0.99             0             0         1.25%          0.9%
12/31/2015          0.98             0             0         1.25%         -1.1%
12/31/2014          1.00             0             0         1.25%         -0.8%
12/31/2013          1.00             0             0         1.25%         -2.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.00%          1.7%
12/31/2016          1.01             0             0         1.00%          1.1%
12/31/2015          1.00             0             0         1.00%         -0.8%
12/31/2014          1.01             0             0         1.00%         -0.5%
12/31/2013          1.01             0             0         1.00%         -2.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.75%          1.9%
12/31/2016          1.02             0             0         0.75%          1.4%
12/31/2015          1.01             0             0         0.75%         -0.6%
12/31/2014          1.02             0             0         0.75%         -0.3%
12/31/2013          1.02             0             0         0.75%         -2.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.50%          2.2%
12/31/2016          1.04             0             0         0.50%          1.6%
12/31/2015          1.02             0             0         0.50%         -0.3%
12/31/2014          1.03             0             0         0.50%          0.0%
12/31/2013          1.03             0             0         0.50%         -2.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.25%          2.4%
12/31/2016          1.06             0             0         0.25%          1.9%
12/31/2015          1.04             0             0         0.25%         -0.1%
12/31/2014          1.04             0             0         0.25%          0.2%
12/31/2013          1.03             0             0         0.25%         -1.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.00%          2.7%
12/31/2016          1.07             0             0         0.00%          2.1%
12/31/2015          1.05             0             0         0.00%          0.2%
12/31/2014          1.05             0             0         0.00%          0.5%
12/31/2013          1.04             0             0         0.00%         -1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 PAYDEN/KRAVITZ CASH BALANCE PLAN FUND ADVISOR CLASS - 70432R101 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.04
Band 75                                         --              --            1.06
Band 50                                         --              --            1.08
Band 25                                         --              --            1.10
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.25%          1.5%
12/31/2016          1.01             0             0         1.25%          1.2%
12/31/2015          1.00             0             0         1.25%         -0.8%
12/31/2014          1.00             0             0         1.25%         -0.6%
12/31/2013          1.01             0             0         1.25%         -2.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         1.00%          1.8%
12/31/2016          1.02             0             0         1.00%          1.5%
12/31/2015          1.01             0             0         1.00%         -0.5%
12/31/2014          1.02             0             0         1.00%         -0.4%
12/31/2013          1.02             0             0         1.00%         -2.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.75%          2.0%
12/31/2016          1.04             0             0         0.75%          1.7%
12/31/2015          1.02             0             0         0.75%         -0.3%
12/31/2014          1.03             0             0         0.75%         -0.1%
12/31/2013          1.03             0             0         0.75%         -2.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.50%          2.3%
12/31/2016          1.06             0             0         0.50%          2.0%
12/31/2015          1.04             0             0         0.50%          0.0%
12/31/2014          1.04             0             0         0.50%          0.1%
12/31/2013          1.04             0             0         0.50%         -1.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.25%          2.6%
12/31/2016          1.07             0             0         0.25%          2.2%
12/31/2015          1.05             0             0         0.25%          0.2%
12/31/2014          1.05             0             0         0.25%          0.4%
12/31/2013          1.04             0             0         0.25%         -1.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.00%          2.8%
12/31/2016          1.09             0             0         0.00%          2.5%
12/31/2015          1.06             0             0         0.00%          0.5%
12/31/2014          1.06             0             0         0.00%          0.6%
12/31/2013          1.05             0             0         0.00%         -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        OAK RIDGE MULTI STRATEGY FUND I CLASS - 46141P164 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.87
Band 100                                        --              --            1.89
Band 75                                         --              --            1.92
Band 50                                         --              --            1.94
Band 25                                         --              --            1.97
Band 0                                          --              --            1.99
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.87             0   $         0         1.25%         24.8%
12/31/2016          1.50             0             0         1.25%         -0.9%
12/31/2015          1.51             0             0         1.25%          2.8%
12/31/2014          1.47             0             0         1.25%          7.8%
12/31/2013          1.36             0             0         1.25%         31.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89             0   $         0         1.00%         25.1%
12/31/2016          1.51             0             0         1.00%         -0.6%
12/31/2015          1.52             0             0         1.00%          3.1%
12/31/2014          1.48             0             0         1.00%          8.1%
12/31/2013          1.37             0             0         1.00%         32.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.92             0   $         0         0.75%         25.4%
12/31/2016          1.53             0             0         0.75%         -0.4%
12/31/2015          1.53             0             0         0.75%          3.3%
12/31/2014          1.48             0             0         0.75%          8.4%
12/31/2013          1.37             0             0         0.75%         32.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94             0   $         0         0.50%         25.7%
12/31/2016          1.54             0             0         0.50%         -0.1%
12/31/2015          1.55             0             0         0.50%          3.6%
12/31/2014          1.49             0             0         0.50%          8.6%
12/31/2013          1.37             0             0         0.50%         32.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.97             0   $         0         0.25%         26.0%
12/31/2016          1.56             0             0         0.25%          0.1%
12/31/2015          1.56             0             0         0.25%          3.8%
12/31/2014          1.50             0             0         0.25%          8.9%
12/31/2013          1.38             0             0         0.25%         33.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.99             0   $         0         0.00%         26.4%
12/31/2016          1.58             0             0         0.00%          0.4%
12/31/2015          1.57             0             0         0.00%          4.1%
12/31/2014          1.51             0             0         0.00%          9.2%
12/31/2013          1.38             0             0         0.00%         33.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              OAK RIDGE MULTI STRATEGY FUND A CLASS - 46141P180

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         8,264   $         6,463              319
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (82)
                                     ----------------
Net assets                           $         8,182
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         5,366            2,878  $         1.86
Band 100                                      2,816            1,491            1.89
Band 75                                          --               --            1.91
Band 50                                          --               --            1.94
Band 25                                          --               --            1.96
Band 0                                           --               --            1.99
                                    ---------------  ---------------
 Total                              $         8,182            4,369
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                               (95)
                                                                             -----------------
Net investment income (loss)                                                              (95)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  183
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    1,706
                                                                             -----------------
Net gain (loss)                                                                         1,889
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          1,794
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (95)  $           (120)
Net realized gain (loss)                                              183                666
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                1,706             (1,998)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   1,794             (1,452)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                               --                910
Cost of units redeemed                                             (1,437)           (21,268)
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                                (1,437)           (20,358)
                                                         -----------------  -----------------
Net increase (decrease)                                               357            (21,810)
Net assets, beginning                                               7,825             29,635
                                                         -----------------  -----------------
Net assets, ending                                       $          8,182   $          7,825
                                                         =================  =================

Units sold                                                             --                608
Units redeemed                                                       (853)           (14,934)
                                                         -----------------  -----------------
Net increase (decrease)                                              (853)           (14,326)
Units outstanding, beginning                                        5,222             19,548
                                                         -----------------  -----------------
Units outstanding, ending                                           4,369              5,222
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         42,089
Cost of units redeemed/account charges                                                (37,686)
Net investment income (loss)                                                             (475)
Net realized gain (loss)                                                                2,453
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    1,801
                                                                             -----------------
Net assets                                                                   $          8,182
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.86             3   $         5         1.25%         24.8%
12/31/2016          1.49             4             6         1.25%         -0.8%
12/31/2015          1.51             4             6         1.25%          2.7%
12/31/2014          1.47             5             7         1.25%          7.7%
12/31/2013          1.36             0             0         1.25%         31.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89             1   $         3         1.00%         25.1%
12/31/2016          1.51             1             2         1.00%         -0.6%
12/31/2015          1.52            15            23         1.00%          3.0%
12/31/2014          1.47            12            18         1.00%          8.0%
12/31/2013          1.37             0             0         1.00%         32.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91             0   $         0         0.75%         25.4%
12/31/2016          1.53             0             0         0.75%         -0.4%
12/31/2015          1.53             0             0         0.75%          3.2%
12/31/2014          1.48             0             0         0.75%          8.2%
12/31/2013          1.37             0             0         0.75%         32.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94             0   $         0         0.50%         25.7%
12/31/2016          1.54             0             0         0.50%         -0.1%
12/31/2015          1.54             0             0         0.50%          3.5%
12/31/2014          1.49             0             0         0.50%          8.5%
12/31/2013          1.37             0             0         0.50%         32.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.96             0   $         0         0.25%         26.0%
12/31/2016          1.56             0             0         0.25%          0.1%
12/31/2015          1.55             0             0         0.25%          3.8%
12/31/2014          1.50             0             0         0.25%          8.8%
12/31/2013          1.38             0             0         0.25%         33.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.99             0   $         0         0.00%         26.4%
12/31/2016          1.57             0             0         0.00%          0.4%
12/31/2015          1.57             0             0         0.00%          4.0%
12/31/2014          1.51             0             0         0.00%          9.1%
12/31/2013          1.38             0             0         0.00%         33.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             OAK RIDGE SMALL CAP GROWTH FUND A CLASS - 46141P123

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       110,823  $        158,943            7,140
                                                      ================  ===============
Receivables: investments sold                    205
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       111,028
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       111,028          65,588  $         1.69
Band 100                                        --              --            1.72
Band 75                                         --              --            1.74
Band 50                                         --              --            1.77
Band 25                                         --              --            1.79
Band 0                                          --              --            1.82
                                   ---------------  --------------
 Total                             $       111,028          65,588
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (2,081)
                                                                             -----------------
Net investment income (loss)                                                           (2,081)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (19,408)
Realized gain distributions                                                            63,655
Net change in unrealized appreciation (depreciation)                                  (19,594)
                                                                             -----------------
Net gain (loss)                                                                        24,653
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         22,572
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,081)  $         (4,245)
Net realized gain (loss)                                          (19,408)           (27,011)
Realized gain distributions                                        63,655             18,546
Net change in unrealized appreciation (depreciation)              (19,594)            15,454
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  22,572              2,744
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           44,084             88,434
Cost of units redeemed                                           (258,918)          (153,359)
Account charges                                                      (324)              (604)
                                                         -----------------  -----------------
Increase (decrease)                                              (215,158)           (65,529)
                                                         -----------------  -----------------
Net increase (decrease)                                          (192,586)           (62,785)
Net assets, beginning                                             303,614            366,399
                                                         -----------------  -----------------
Net assets, ending                                       $        111,028   $        303,614
                                                         =================  =================

Units sold                                                         28,501             64,561
Units redeemed                                                   (173,636)          (110,374)
                                                         -----------------  -----------------
Net increase (decrease)                                          (145,135)           (45,813)
Units outstanding, beginning                                      210,723            256,536
                                                         -----------------  -----------------
Units outstanding, ending                                          65,588            210,723
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        789,123
Cost of units redeemed/account charges                                                (745,950)
Net investment income (loss)                                                           (17,047)
Net realized gain (loss)                                                                (5,520)
Realized gain distributions                                                            138,542
Net change in unrealized appreciation (depreciation)                                   (48,120)
                                                                              -----------------
Net assets                                                                    $        111,028
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.69            66   $       111         1.25%         17.5%
12/31/2016          1.44           211           304         1.25%          0.9%
12/31/2015          1.43           257           366         1.25%         -5.8%
12/31/2014          1.52           196           297         1.25%          2.6%
12/31/2013          1.48           193           285         1.25%         37.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.72             0   $         0         1.00%         17.8%
12/31/2016          1.46             0             0         1.00%          1.1%
12/31/2015          1.44             0             0         1.00%         -5.6%
12/31/2014          1.53             0             0         1.00%          2.9%
12/31/2013          1.48             0             0         1.00%         37.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.74             0   $         0         0.75%         18.1%
12/31/2016          1.47             0             0         0.75%          1.4%
12/31/2015          1.45             0             0         0.75%         -5.4%
12/31/2014          1.54             0             0         0.75%          3.1%
12/31/2013          1.49             0             0         0.75%         37.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77             0   $         0         0.50%         18.4%
12/31/2016          1.49             0             0         0.50%          1.6%
12/31/2015          1.47             0             0         0.50%         -5.1%
12/31/2014          1.55             0             0         0.50%          3.4%
12/31/2013          1.50             0             0         0.50%         38.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.79             0   $         0         0.25%         18.7%
12/31/2016          1.51             0             0         0.25%          1.9%
12/31/2015          1.48             0             0         0.25%         -4.9%
12/31/2014          1.56             0             0         0.25%          3.7%
12/31/2013          1.50             0             0         0.25%         38.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.82             0   $         0         0.00%         19.0%
12/31/2016          1.53             0             0         0.00%          2.1%
12/31/2015          1.49             0             0         0.00%         -4.6%
12/31/2014          1.57             0             0         0.00%          3.9%
12/31/2013          1.51             0             0         0.00%         39.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             OAK RIDGE SMALL CAP GROWTH FUND I CLASS - 46141P156

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     6,544,747  $      9,670,153          393,008
                                                      ================  ===============
Receivables: investments sold                 81,380
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     6,626,127
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,626,127       3,839,259  $          1.73
Band 100                                         --              --             1.75
Band 75                                          --              --             1.77
Band 50                                          --              --             1.80
Band 25                                          --              --             1.83
Band 0                                           --              --             1.85
                                    ---------------  --------------
 Total                              $     6,626,127       3,839,259
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (73,615)
                                                                             -----------------
Net investment income (loss)                                                          (73,615)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (55,074)
Realized gain distributions                                                         3,691,504
Net change in unrealized appreciation (depreciation)                               (2,575,939)
                                                                             -----------------
Net gain (loss)                                                                     1,060,491
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        986,876
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (73,615)  $        (61,208)
Net realized gain (loss)                                          (55,074)          (127,153)
Realized gain distributions                                     3,691,504            313,103
Net change in unrealized appreciation (depreciation)           (2,575,939)           (36,943)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 986,876             87,799
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,455,403          1,651,482
Cost of units redeemed                                         (1,080,657)        (1,074,603)
Account charges                                                   (17,269)           (14,016)
                                                         -----------------  -----------------
Increase (decrease)                                               357,477            562,863
                                                         -----------------  -----------------
Net increase (decrease)                                         1,344,353            650,662
Net assets, beginning                                           5,281,774          4,631,112
                                                         -----------------  -----------------
Net assets, ending                                       $      6,626,127   $      5,281,774
                                                         =================  =================

Units sold                                                        945,805          1,171,377
Units redeemed                                                   (713,877)          (766,605)
                                                         -----------------  -----------------
Net increase (decrease)                                           231,928            404,772
Units outstanding, beginning                                    3,607,331          3,202,559
                                                         -----------------  -----------------
Units outstanding, ending                                       3,839,259          3,607,331
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      9,799,637
Cost of units redeemed/account charges                                            (4,488,397)
Net investment income (loss)                                                        (253,163)
Net realized gain (loss)                                                              35,641
Realized gain distributions                                                        4,657,815
Net change in unrealized appreciation (depreciation)                              (3,125,406)
                                                                            -----------------
Net assets                                                                  $      6,626,127
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.73         3,839   $     6,626         1.25%         17.9%
12/31/2016          1.46         3,607         5,282         1.25%          1.3%
12/31/2015          1.45         3,203         4,631         1.25%         -5.6%
12/31/2014          1.53         2,615         4,004         1.25%          3.0%
12/31/2013          1.49         1,878         2,792         1.25%         37.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.75             0   $         0         1.00%         18.2%
12/31/2016          1.48             0             0         1.00%          1.5%
12/31/2015          1.46             0             0         1.00%         -5.3%
12/31/2014          1.54             0             0         1.00%          3.2%
12/31/2013          1.49             0             0         1.00%         38.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77             0   $         0         0.75%         18.5%
12/31/2016          1.50             0             0         0.75%          1.8%
12/31/2015          1.47             0             0         0.75%         -5.1%
12/31/2014          1.55             0             0         0.75%          3.5%
12/31/2013          1.50             0             0         0.75%         38.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80             0   $         0         0.50%         18.8%
12/31/2016          1.52             0             0         0.50%          2.0%
12/31/2015          1.49             0             0         0.50%         -4.9%
12/31/2014          1.56             0             0         0.50%          3.8%
12/31/2013          1.50             0             0         0.50%         38.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.83             0   $         0         0.25%         19.1%
12/31/2016          1.53             0             0         0.25%          2.3%
12/31/2015          1.50             0             0         0.25%         -4.6%
12/31/2014          1.57             0             0         0.25%          4.0%
12/31/2013          1.51             0             0         0.25%         39.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0   $         0         0.00%         19.4%
12/31/2016          1.55             0             0         0.00%          2.5%
12/31/2015          1.51             0             0         0.00%         -4.4%
12/31/2014          1.58             0             0         0.00%          4.3%
12/31/2013          1.52             0             0         0.00%         39.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                    PIONEER BOND FUND A CLASS - 723622106

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    11,769,429  $    11,710,684        1,225,151
                                                      ===============  ===============
Receivables: investments sold                151,293
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    11,920,722
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    9,198,850       8,475,188  $          1.09
Band 100                                   752,170         684,168             1.10
Band 75                                         --              --             1.11
Band 50                                    939,787         833,219             1.13
Band 25                                         --              --             1.14
Band 0                                   1,029,915         890,088             1.16
                                    --------------  --------------
 Total                              $   11,920,722      10,882,663
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $        361,222
Mortality & expense charges                                                           (134,497)
                                                                              -----------------
Net investment income (loss)                                                           226,725
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (6,580)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   155,128
                                                                              -----------------
Net gain (loss)                                                                        148,548
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        375,273
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $        226,725   $        211,662
Net realized gain (loss)                                            (6,580)           (16,970)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)               155,128            129,272
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  375,273            323,964
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                         2,787,232          6,088,997
Cost of units redeemed                                          (4,946,756)        (2,746,658)
Account charges                                                    (37,662)           (36,482)
                                                          -----------------  -----------------
Increase (decrease)                                             (2,197,186)         3,305,857
                                                          -----------------  -----------------
Net increase (decrease)                                         (1,821,913)         3,629,821
Net assets, beginning                                           13,742,635         10,112,814
                                                          -----------------  -----------------
Net assets, ending                                        $     11,920,722   $     13,742,635
                                                          =================  =================

Units sold                                                       2,611,706          5,755,840
Units redeemed                                                  (4,627,200)        (2,669,281)
                                                          -----------------  -----------------
Net increase (decrease)                                         (2,015,494)         3,086,559
Units outstanding, beginning                                    12,898,157          9,811,598
                                                          -----------------  -----------------
Units outstanding, ending                                       10,882,663         12,898,157
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $     23,335,010
Cost of units redeemed/account charges                                            (12,234,074)
Net investment income (loss)                                                          705,534
Net realized gain (loss)                                                                5,023
Realized gain distributions                                                            50,484
Net change in unrealized appreciation (depreciation)                                   58,745
                                                                             -----------------
Net assets                                                                   $     11,920,722
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09         8,475   $     9,199         1.25%          2.8%
12/31/2016          1.06         9,638        10,175         1.25%          2.9%
12/31/2015          1.03         8,326         8,542         1.25%         -1.3%
12/31/2014          1.04         5,664         5,885         1.25%          4.6%
12/31/2013          0.99            77            77         1.25%         -0.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10           684   $       752         1.00%          3.1%
12/31/2016          1.07           732           781         1.00%          3.2%
12/31/2015          1.03           446           461         1.00%         -1.0%
12/31/2014          1.04             0             0         1.00%          4.9%
12/31/2013          1.00             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.75%          3.3%
12/31/2016          1.08             0             0         0.75%          3.4%
12/31/2015          1.04             0             0         0.75%         -0.8%
12/31/2014          1.05             0             0         0.75%          5.1%
12/31/2013          1.00             0             0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13           833   $       940         0.50%          3.6%
12/31/2016          1.09         1,021         1,112         0.50%          3.7%
12/31/2015          1.05             0             0         0.50%         -0.5%
12/31/2014          1.06             0             0         0.50%          5.4%
12/31/2013          1.00             0             0         0.50%          0.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.25%          3.8%
12/31/2016          1.10             0             0         0.25%          3.9%
12/31/2015          1.06             0             0         0.25%         -0.3%
12/31/2014          1.06             0             0         0.25%          5.7%
12/31/2013          1.00             0             0         0.25%          0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16           890   $     1,030         0.00%          4.1%
12/31/2016          1.11         1,506         1,674         0.00%          4.2%
12/31/2015          1.07         1,040         1,109         0.00%          0.0%
12/31/2014          1.07         1,046         1,116         0.00%          5.9%
12/31/2013          1.01           270           272         0.00%          0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.8%
    2016        2.8%
    2015        2.6%
    2014        5.2%
    2013        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                    PIONEER BOND FUND Y CLASS - 723622403

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    40,223,169  $    40,105,126        4,205,146
                                                      ===============  ===============
Receivables: investments sold                314,440
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    40,537,609
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   40,537,609      36,869,265  $          1.10
Band 100                                        --              --             1.11
Band 75                                         --              --             1.13
Band 50                                         --              --             1.14
Band 25                                         --              --             1.16
Band 0                                          --              --             1.17
                                    --------------  --------------
 Total                              $   40,537,609      36,869,265
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $      1,249,183
Mortality & expense charges                                                          (491,296)
                                                                             -----------------
Net investment income (loss)                                                          757,887
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (53,595)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  504,367
                                                                             -----------------
Net gain (loss)                                                                       450,772
                                                                             -----------------

Increase (decrease) in net assets from operations                            $      1,208,659
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        757,887   $        590,625
Net realized gain (loss)                                          (53,595)           (68,346)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              504,367            322,726
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,208,659            845,005
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        9,460,462         19,261,712
Cost of units redeemed                                        (10,782,043)        (5,343,508)
Account charges                                                   (74,410)           (68,224)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,395,991)        13,849,980
                                                         -----------------  -----------------
Net increase (decrease)                                          (187,332)        14,694,985
Net assets, beginning                                          40,724,941         26,029,956
                                                         -----------------  -----------------
Net assets, ending                                       $     40,537,609   $     40,724,941
                                                         =================  =================

Units sold                                                      8,780,533         22,247,265
Units redeemed                                                (10,065,771)        (9,282,173)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,285,238)        12,965,092
Units outstanding, beginning                                   38,154,503         25,189,411
                                                         -----------------  -----------------
Units outstanding, ending                                      36,869,265         38,154,503
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    79,373,546
Cost of units redeemed/account charges                                          (41,375,061)
Net investment income (loss)                                                      2,133,657
Net realized gain (loss)                                                            159,412
Realized gain distributions                                                         128,012
Net change in unrealized appreciation (depreciation)                                118,043
                                                                            ----------------
Net assets                                                                  $    40,537,609
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10        36,869   $    40,538         1.25%          3.1%
12/31/2016          1.07        37,476        39,964         1.25%          3.2%
12/31/2015          1.03        25,189        26,030         1.25%         -1.0%
12/31/2014          1.04        16,703        17,434         1.25%          4.9%
12/31/2013          1.00           286           284         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%          3.4%
12/31/2016          1.08             0             0         1.00%          3.5%
12/31/2015          1.04             0             0         1.00%         -0.8%
12/31/2014          1.05             0             0         1.00%          5.1%
12/31/2013          1.00             0             0         1.00%         -0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.75%          3.6%
12/31/2016          1.09             0             0         0.75%          3.7%
12/31/2015          1.05             0             0         0.75%         -0.5%
12/31/2014          1.05             0             0         0.75%          5.4%
12/31/2013          1.00             0             0         0.75%         -0.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.50%          3.9%
12/31/2016          1.10             0             0         0.50%          4.0%
12/31/2015          1.06             0             0         0.50%         -0.3%
12/31/2014          1.06             0             0         0.50%          5.7%
12/31/2013          1.00             0             0         0.50%          0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.25%          4.1%
12/31/2016          1.11             0             0         0.25%          4.2%
12/31/2015          1.07             0             0         0.25%          0.0%
12/31/2014          1.07             0             0         0.25%          5.9%
12/31/2013          1.01             0             0         0.25%          0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.00%          4.4%
12/31/2016          1.12           678           761         0.00%          4.5%
12/31/2015          1.07             0             0         0.00%          0.2%
12/31/2014          1.07             0             0         0.00%          6.2%
12/31/2013          1.01             0             0         0.00%          0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.1%
    2016        2.8%
    2015        2.9%
    2014        7.2%
    2013        7.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               PIONEER DYNAMIC CREDIT FUND A CLASS - 72388E100

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $           582  $           586               62
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $           582
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           582             533  $         1.09
Band 100                                        --              --            1.10
Band 75                                         --              --            1.12
Band 50                                         --              --            1.13
Band 25                                         --              --            1.14
Band 0                                          --              --            1.16
                                   ---------------  --------------
 Total                             $           582             533
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            20
Mortality & expense charges                                                             (5)
                                                                           ----------------
Net investment income (loss)                                                            15
                                                                           ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ----------------
Net gain (loss)                                                                         --
                                                                           ----------------

Increase (decrease) in net assets from operations                          $            15
                                                                           ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             15   $              5
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 (4)
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations                      15                  1
                                                         ----------------   -----------------

Contract owner transactions:
Proceeds from units sold                                              252                314
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   -----------------
Increase (decrease)                                                   252                314
                                                         ----------------   -----------------
Net increase (decrease)                                               267                315
Net assets, beginning                                                 315                 --
                                                         ----------------   -----------------
Net assets, ending                                       $            582   $            315
                                                         ================   =================

Units sold                                                            233                300
Units redeemed                                                         --                 --
                                                         ----------------   -----------------
Net increase (decrease)                                               233                300
Units outstanding, beginning                                          300                 --
                                                         ----------------   -----------------
Units outstanding, ending                                             533                300
                                                         ================   =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $            566
Cost of units redeemed/account charges                                                    --
Net investment income (loss)                                                              20
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                      (4)
                                                                            -----------------
Net assets                                                                  $            582
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             1   $         1         1.25%          3.9%
12/31/2016          1.05             0             0         1.25%          9.8%
12/31/2015          0.96             0             0         1.25%         -3.3%
12/31/2014          0.99             0             0         1.25%         -2.1%
12/31/2013          1.01             0             0         1.25%          1.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         1.00%          4.2%
12/31/2016          1.06             0             0         1.00%         10.0%
12/31/2015          0.96             0             0         1.00%         -3.0%
12/31/2014          0.99             0             0         1.00%         -1.8%
12/31/2013          1.01             0             0         1.00%          1.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.75%          4.4%
12/31/2016          1.07             0             0         0.75%         10.3%
12/31/2015          0.97             0             0         0.75%         -2.8%
12/31/2014          1.00             0             0         0.75%         -1.6%
12/31/2013          1.01             0             0         0.75%          1.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.50%          4.7%
12/31/2016          1.08             0             0         0.50%         10.6%
12/31/2015          0.98             0             0         0.50%         -2.5%
12/31/2014          1.00             0             0         0.50%         -1.3%
12/31/2013          1.01             0             0         0.50%          1.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.25%          5.0%
12/31/2016          1.09             0             0         0.25%         10.9%
12/31/2015          0.98             0             0         0.25%         -2.3%
12/31/2014          1.00             0             0         0.25%         -1.1%
12/31/2013          1.02             0             0         0.25%          1.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.00%          5.2%
12/31/2016          1.10             0             0         0.00%         11.1%
12/31/2015          0.99             0             0         0.00%         -2.0%
12/31/2014          1.01             0             0         0.00%         -0.8%
12/31/2013          1.02             0             0         0.00%          1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.5%
    2016        3.2%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         PIONEER DYNAMIC CREDIT FUND Y CLASS - 72388E308 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.11
Band 100                                        --              --            1.12
Band 75                                         --              --            1.13
Band 50                                         --              --            1.14
Band 25                                         --              --            1.16
Band 0                                          --              --            1.17
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.25%          4.2%
12/31/2016          1.06             0             0         1.25%         10.0%
12/31/2015          0.96             0             0         1.25%         -2.8%
12/31/2014          0.99             0             0         1.25%         -1.8%
12/31/2013          1.01             0             0         1.25%          1.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         1.00%          4.5%
12/31/2016          1.07             0             0         1.00%         10.3%
12/31/2015          0.97             0             0         1.00%         -2.6%
12/31/2014          1.00             0             0         1.00%         -1.6%
12/31/2013          1.01             0             0         1.00%          1.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.75%          4.7%
12/31/2016          1.08             0             0         0.75%         10.5%
12/31/2015          0.98             0             0         0.75%         -2.3%
12/31/2014          1.00             0             0         0.75%         -1.3%
12/31/2013          1.01             0             0         0.75%          1.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.50%          5.0%
12/31/2016          1.09             0             0         0.50%         10.8%
12/31/2015          0.98             0             0         0.50%         -2.1%
12/31/2014          1.00             0             0         0.50%         -1.1%
12/31/2013          1.01             0             0         0.50%          1.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.25%          5.3%
12/31/2016          1.10             0             0         0.25%         11.1%
12/31/2015          0.99             0             0         0.25%         -1.8%
12/31/2014          1.01             0             0         0.25%         -0.8%
12/31/2013          1.02             0             0         0.25%          1.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.00%          5.5%
12/31/2016          1.11             0             0         0.00%         11.4%
12/31/2015          1.00             0             0         0.00%         -1.6%
12/31/2014          1.01             0             0         0.00%         -0.6%
12/31/2013          1.02             0             0         0.00%          1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               PIONEER EQUITY INCOME FUND A CLASS - 72366V108

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $     5,925,469  $     5,514,497          170,144
                                                      ===============  ===============
Receivables: investments sold                164,010
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     6,089,479
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,081,703       2,184,854  $          1.87
Band 100                                    611,628         319,203             1.92
Band 75                                          --              --             1.97
Band 50                                   1,396,148         692,675             2.02
Band 25                                          --              --             2.07
Band 0                                           --              --             2.12
                                    ---------------  --------------
 Total                              $     6,089,479       3,196,732
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         84,836
Mortality & expense charges                                                          (60,362)
                                                                            -----------------
Net investment income (loss)                                                          24,474
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              40,452
Realized gain distributions                                                          220,767
Net change in unrealized appreciation (depreciation)                                 451,773
                                                                            -----------------
Net gain (loss)                                                                      712,992
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        737,466
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         24,474   $         20,407
Net realized gain (loss)                                           40,452           (103,010)
Realized gain distributions                                       220,767             77,765
Net change in unrealized appreciation (depreciation)              451,773             60,736
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 737,466             55,898
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          754,801          5,411,158
Cost of units redeemed                                           (915,766)        (1,162,457)
Account charges                                                    (2,863)              (282)
                                                         -----------------  -----------------
Increase (decrease)                                              (163,828)         4,248,419
                                                         -----------------  -----------------
Net increase (decrease)                                           573,638          4,304,317
Net assets, beginning                                           5,515,841          1,211,524
                                                         -----------------  -----------------
Net assets, ending                                       $      6,089,479   $      5,515,841
                                                         =================  =================

Units sold                                                        448,022          3,213,679
Units redeemed                                                   (543,622)          (787,704)
                                                         -----------------  -----------------
Net increase (decrease)                                           (95,600)         2,425,975
Units outstanding, beginning                                    3,292,332            866,357
                                                         -----------------  -----------------
Units outstanding, ending                                       3,196,732          3,292,332
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      9,414,138
Cost of units redeemed/account charges                                            (4,372,867)
Net investment income (loss)                                                          74,190
Net realized gain (loss)                                                              37,951
Realized gain distributions                                                          525,095
Net change in unrealized appreciation (depreciation)                                 410,972
                                                                            -----------------
Net assets                                                                  $      6,089,479
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.87         2,185   $     4,082         1.25%         13.5%
12/31/2016          1.65         2,202         3,624         1.25%         17.7%
12/31/2015          1.40           866         1,212         1.25%         -1.0%
12/31/2014          1.41           493           696         1.25%         11.4%
12/31/2013          1.27         1,934         2,451         1.25%         27.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.92           319   $       612         1.00%         13.8%
12/31/2016          1.68           370           623         1.00%         18.0%
12/31/2015          1.43             0             0         1.00%         -0.7%
12/31/2014          1.44             0             0         1.00%         11.7%
12/31/2013          1.29             0             0         1.00%         27.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.97             0   $         0         0.75%         14.1%
12/31/2016          1.72             0             0         0.75%         18.3%
12/31/2015          1.46             0             0         0.75%         -0.5%
12/31/2014          1.46             0             0         0.75%         12.0%
12/31/2013          1.31             0             0         0.75%         27.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.02           693   $     1,396         0.50%         14.4%
12/31/2016          1.76           720         1,269         0.50%         18.6%
12/31/2015          1.49             0             0         0.50%         -0.2%
12/31/2014          1.49             0             0         0.50%         12.3%
12/31/2013          1.33             0             0         0.50%         28.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07             0   $         0         0.25%         14.7%
12/31/2016          1.80             0             0         0.25%         18.9%
12/31/2015          1.52             0             0         0.25%          0.0%
12/31/2014          1.52             0             0         0.25%         12.5%
12/31/2013          1.35             0             0         0.25%         28.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.12             0   $         0         0.00%         15.0%
12/31/2016          1.84             0             0         0.00%         19.2%
12/31/2015          1.55             0             0         0.00%          0.3%
12/31/2014          1.54             0             0         0.00%         12.8%
12/31/2013          1.37             0             0         0.00%         28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        0.9%
    2015        1.7%
    2014        1.1%
    2013        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               PIONEER EQUITY INCOME FUND Y CLASS - 72366V405

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    41,030,034   $   38,163,847        1,132,264
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (19,406)
                                     ----------------
Net assets                           $    41,010,628
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   36,916,118      18,425,078  $          2.00
Band 100                                        --              --             2.03
Band 75                                         --              --             2.06
Band 50                                         --              --             2.08
Band 25                                         --              --             2.11
Band 0                                   4,094,510       1,916,986             2.14
                                    --------------  --------------
 Total                              $   41,010,628      20,342,064
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       678,355
Mortality & expense charges                                                        (464,169)
                                                                            ----------------
Net investment income (loss)                                                        214,186
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            334,860
Realized gain distributions                                                       1,547,333
Net change in unrealized appreciation (depreciation)                              3,265,667
                                                                            ----------------
Net gain (loss)                                                                   5,147,860
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     5,362,046
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        214,186   $        172,344
Net realized gain (loss)                                          334,860                280
Realized gain distributions                                     1,547,333            415,985
Net change in unrealized appreciation (depreciation)            3,265,667           (335,709)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               5,362,046            252,900
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,226,114         43,410,298
Cost of units redeemed                                        (11,381,785)          (922,763)
Account charges                                                   (25,142)            (4,064)
                                                         -----------------  -----------------
Increase (decrease)                                            (8,180,813)        42,483,471
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,818,767)        42,736,371
Net assets, beginning                                          43,829,395          1,093,024
                                                         -----------------  -----------------
Net assets, ending                                       $     41,010,628   $     43,829,395
                                                         =================  =================

Units sold                                                      1,819,745         24,589,793
Units redeemed                                                 (6,262,518)          (537,360)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,442,773)        24,052,433
Units outstanding, beginning                                   24,784,837            732,404
                                                         -----------------  -----------------
Units outstanding, ending                                      20,342,064         24,784,837
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    47,808,718
Cost of units redeemed/account charges                                          (12,440,941)
Net investment income (loss)                                                        394,381
Net realized gain (loss)                                                            334,463
Realized gain distributions                                                       2,047,820
Net change in unrealized appreciation (depreciation)                              2,866,187
                                                                            ----------------
Net assets                                                                  $    41,010,628
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00        18,425   $    36,916         1.25%         13.8%
12/31/2016          1.76        22,769        40,092         1.25%         18.0%
12/31/2015          1.49           732         1,093         1.25%         -0.7%
12/31/2014          1.50             4             6         1.25%         11.8%
12/31/2013          1.34            38            51         1.25%         27.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.03             0   $         0         1.00%         14.1%
12/31/2016          1.78             0             0         1.00%         18.3%
12/31/2015          1.50             0             0         1.00%         -0.5%
12/31/2014          1.51             0             0         1.00%         12.1%
12/31/2013          1.35             0             0         1.00%         28.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.06             0   $         0         0.75%         14.4%
12/31/2016          1.80             0             0         0.75%         18.6%
12/31/2015          1.52             0             0         0.75%         -0.2%
12/31/2014          1.52             0             0         0.75%         12.3%
12/31/2013          1.35             0             0         0.75%         28.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.08             0   $         0         0.50%         14.6%
12/31/2016          1.82             0             0         0.50%         18.9%
12/31/2015          1.53             0             0         0.50%          0.0%
12/31/2014          1.53             0             0         0.50%         12.6%
12/31/2013          1.36             0             0         0.50%         28.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.11             0   $         0         0.25%         14.9%
12/31/2016          1.83             0             0         0.25%         19.2%
12/31/2015          1.54             0             0         0.25%          0.3%
12/31/2014          1.54             0             0         0.25%         12.9%
12/31/2013          1.36             0             0         0.25%         29.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.14         1,917   $     4,095         0.00%         15.2%
12/31/2016          1.85         2,016         3,737         0.00%         19.5%
12/31/2015          1.55             0             0         0.00%          0.5%
12/31/2014          1.54             0             0         0.00%         13.2%
12/31/2013          1.36             0             0         0.00%         29.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        1.0%
    2015        2.4%
    2014        0.2%
    2013        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                      PIONEER FUND A CLASS - 723682100

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      276,379   $       321,446            9,589
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (110)
                                     ---------------
Net assets                           $      276,269
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       223,379         115,591  $         1.93
Band 100                                    52,890          27,021            1.96
Band 75                                         --              --            1.98
Band 50                                         --              --            2.01
Band 25                                         --              --            2.03
Band 0                                          --              --            2.06
                                   ---------------  --------------
 Total                             $       276,269         142,612
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          2,591
Mortality & expense charges                                                             (3,285)
                                                                              -----------------
Net investment income (loss)                                                              (694)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (4,900)
Realized gain distributions                                                             46,714
Net change in unrealized appreciation (depreciation)                                     8,918
                                                                              -----------------
Net gain (loss)                                                                         50,732
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         50,038
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (694)  $            (307)
Net realized gain (loss)                                            (4,900)             (9,509)
Realized gain distributions                                         46,714              44,773
Net change in unrealized appreciation (depreciation)                 8,918             (13,552)
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                   50,038              21,405
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                             7,805               5,724
Cost of units redeemed                                             (46,219)            (56,462)
Account charges                                                        (56)                 (7)
                                                          -----------------  ------------------
Increase (decrease)                                                (38,470)            (50,745)
                                                          -----------------  ------------------
Net increase (decrease)                                             11,568             (29,340)
Net assets, beginning                                              264,701             294,041
                                                          -----------------  ------------------
Net assets, ending                                        $        276,269   $         264,701
                                                          =================  ==================

Units sold                                                           4,558               3,922
Units redeemed                                                     (25,961)            (37,123)
                                                          -----------------  ------------------
Net increase (decrease)                                            (21,403)            (33,201)
Units outstanding, beginning                                       164,015             197,216
                                                          -----------------  ------------------
Units outstanding, ending                                          142,612             164,015
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        313,365
Cost of units redeemed/account charges                                               (103,507)
Net investment income (loss)                                                             (705)
Net realized gain (loss)                                                              (14,519)
Realized gain distributions                                                           126,702
Net change in unrealized appreciation (depreciation)                                  (45,067)
                                                                             -----------------
Net assets                                                                   $        276,269
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.93           116   $       223         1.25%         20.0%
12/31/2016          1.61           126           202         1.25%          8.2%
12/31/2015          1.49           137           205         1.25%         -1.7%
12/31/2014          1.51             0             0         1.25%          9.5%
12/31/2013          1.38             0             0         1.25%         31.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.96            27   $        53         1.00%         20.3%
12/31/2016          1.63            38            62         1.00%          8.5%
12/31/2015          1.50            60            90         1.00%         -1.4%
12/31/2014          1.52             0             0         1.00%          9.8%
12/31/2013          1.39             0             0         1.00%         31.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0   $         0         0.75%         20.6%
12/31/2016          1.64             0             0         0.75%          8.8%
12/31/2015          1.51             0             0         0.75%         -1.2%
12/31/2014          1.53             0             0         0.75%         10.0%
12/31/2013          1.39             0             0         0.75%         32.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01             0   $         0         0.50%         20.9%
12/31/2016          1.66             0             0         0.50%          9.1%
12/31/2015          1.52             0             0         0.50%         -0.9%
12/31/2014          1.54             0             0         0.50%         10.3%
12/31/2013          1.39             0             0         0.50%         32.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.03             0   $         0         0.25%         21.2%
12/31/2016          1.68             0             0         0.25%          9.3%
12/31/2015          1.53             0             0         0.25%         -0.7%
12/31/2014          1.55             0             0         0.25%         10.6%
12/31/2013          1.40             0             0         0.25%         32.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.06             0   $         0         0.00%         21.5%
12/31/2016          1.70             0             0         0.00%          9.6%
12/31/2015          1.55             0             0         0.00%         -0.4%
12/31/2014          1.55             0             0         0.00%         10.9%
12/31/2013          1.40             0             0         0.00%         33.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        1.0%
    2015        0.6%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               PIONEER FUND VCT PORTFOLIO I CLASS - 724027875

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,364,178   $     1,472,878           74,581
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (75)
                                     ----------------
Net assets                           $     1,364,103
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,364,103         530,460  $          2.57
Band 100                                        --              --             2.66
Band 75                                         --              --             2.76
Band 50                                         --              --             2.86
Band 25                                         --              --             2.97
Band 0                                          --              --             3.34
                                    --------------  --------------
 Total                              $    1,364,103         530,460
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         15,139
Mortality & expense charges                                                           (15,884)
                                                                             -----------------
Net investment income (loss)                                                             (745)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (12,922)
Realized gain distributions                                                           176,288
Net change in unrealized appreciation (depreciation)                                   73,187
                                                                             -----------------
Net gain (loss)                                                                       236,553
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        235,808
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (745)  $            681
Net realized gain (loss)                                          (12,922)           (59,577)
Realized gain distributions                                       176,288            228,794
Net change in unrealized appreciation (depreciation)               73,187            (65,442)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 235,808            104,456
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           38,135             57,113
Cost of units redeemed                                           (128,665)          (275,442)
Account charges                                                      (151)              (123)
                                                         -----------------  -----------------
Increase (decrease)                                               (90,681)          (218,452)
                                                         -----------------  -----------------
Net increase (decrease)                                           145,127           (113,996)
Net assets, beginning                                           1,218,976          1,332,972
                                                         -----------------  -----------------
Net assets, ending                                       $      1,364,103   $      1,218,976
                                                         =================  =================

Units sold                                                         16,517             30,736
Units redeemed                                                    (55,884)          (136,710)
                                                         -----------------  -----------------
Net increase (decrease)                                           (39,367)          (105,974)
Units outstanding, beginning                                      569,827            675,801
                                                         -----------------  -----------------
Units outstanding, ending                                         530,460            569,827
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     20,643,915
Cost of units redeemed/account charges                                           (20,487,214)
Net investment income (loss)                                                         372,328
Net realized gain (loss)                                                            (515,720)
Realized gain distributions                                                        1,459,494
Net change in unrealized appreciation (depreciation)                                (108,700)
                                                                            -----------------
Net assets                                                                  $      1,364,103
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.57           530   $     1,364         1.25%         20.2%
12/31/2016          2.14           570         1,219         1.25%          8.5%
12/31/2015          1.97           676         1,333         1.25%         -1.3%
12/31/2014          2.00           772         1,543         1.25%          9.7%
12/31/2013          1.82         1,054         1,920         1.25%         31.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.66             0   $         0         1.00%         20.5%
12/31/2016          2.21             0             0         1.00%          8.7%
12/31/2015          2.03             0             0         1.00%         -1.1%
12/31/2014          2.06             0             0         1.00%          9.9%
12/31/2013          1.87             0             0         1.00%         32.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.76             0   $         0         0.75%         20.8%
12/31/2016          2.29             0             0         0.75%          9.0%
12/31/2015          2.10             0             0         0.75%         -0.8%
12/31/2014          2.11             0             0         0.75%         10.2%
12/31/2013          1.92             0             0         0.75%         32.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.86             0   $         0         0.50%         21.1%
12/31/2016          2.36             0             0         0.50%          9.3%
12/31/2015          2.16             0             0         0.50%         -0.6%
12/31/2014          2.17             0             0         0.50%         10.5%
12/31/2013          1.97             0             0         0.50%         32.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.97             0   $         0         0.25%         21.4%
12/31/2016          2.44             0             0         0.25%          9.5%
12/31/2015          2.23             0             0         0.25%         -0.3%
12/31/2014          2.24             0             0         0.25%         10.8%
12/31/2013          2.02             0             0         0.25%         33.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.34             0   $         0         0.00%         21.7%
12/31/2016          2.74             0             0         0.00%          9.8%
12/31/2015          2.50             0             0         0.00%         -0.1%
12/31/2014          2.50             0             0         0.00%         11.0%
12/31/2013          2.25             0             0         0.00%         33.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        1.3%
    2015        1.1%
    2014        1.2%
    2013        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             PIONEER FUNDAMENTAL GROWTH FUND A CLASS - 723695102

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,340,629  $     2,969,571          148,676
                                                       ===============  ===============
Receivables: investments sold                   4,595
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,345,224
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,897,481       1,430,867  $          2.02
Band 100                                         --              --             2.05
Band 75                                          --              --             2.08
Band 50                                          --              --             2.11
Band 25                                          --              --             2.14
Band 0                                      447,743         206,173             2.17
                                    ---------------  --------------
 Total                              $     3,345,224       1,637,040
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         5,852
Mortality & expense charges                                                         (47,632)
                                                                            ----------------
Net investment income (loss)                                                        (41,780)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            498,653
Realized gain distributions                                                         143,415
Net change in unrealized appreciation (depreciation)                                224,633
                                                                            ----------------
Net gain (loss)                                                                     866,701
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       824,921
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (41,780)  $        (14,439)
Net realized gain (loss)                                          498,653            137,203
Realized gain distributions                                       143,415             77,632
Net change in unrealized appreciation (depreciation)              224,633           (109,557)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 824,921             90,839
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,516,348          2,601,534
Cost of units redeemed                                         (3,085,888)        (1,687,619)
Account charges                                                    (3,496)            (1,964)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,573,036)           911,951
                                                         -----------------  -----------------
Net increase (decrease)                                          (748,115)         1,002,790
Net assets, beginning                                           4,093,339          3,090,549
                                                         -----------------  -----------------
Net assets, ending                                       $      3,345,224   $      4,093,339
                                                         =================  =================

Units sold                                                        811,508          1,605,785
Units redeemed                                                 (1,606,403)        (1,029,210)
                                                         -----------------  -----------------
Net increase (decrease)                                          (794,895)           576,575
Units outstanding, beginning                                    2,431,935          1,855,360
                                                         -----------------  -----------------
Units outstanding, ending                                       1,637,040          2,431,935
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     8,008,370
Cost of units redeemed/account charges                                           (6,191,243)
Net investment income (loss)                                                        (85,023)
Net realized gain (loss)                                                            799,325
Realized gain distributions                                                         442,737
Net change in unrealized appreciation (depreciation)                                371,058
                                                                            ----------------
Net assets                                                                  $     3,345,224
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.02         1,431   $     2,897         1.25%         21.1%
12/31/2016          1.67         2,162         3,615         1.25%          2.3%
12/31/2015          1.63         1,079         1,763         1.25%          5.1%
12/31/2014          1.56         1,059         1,647         1.25%         12.5%
12/31/2013          1.38           892         1,232         1.25%         31.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05             0   $         0         1.00%         21.4%
12/31/2016          1.69             0             0         1.00%          2.6%
12/31/2015          1.65             0             0         1.00%          5.3%
12/31/2014          1.57             0             0         1.00%         12.8%
12/31/2013          1.39             0             0         1.00%         31.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.08             0   $         0         0.75%         21.7%
12/31/2016          1.71             0             0         0.75%          2.8%
12/31/2015          1.66             0             0         0.75%          5.6%
12/31/2014          1.58             0             0         0.75%         13.1%
12/31/2013          1.39             0             0         0.75%         31.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.11             0   $         0         0.50%         22.0%
12/31/2016          1.73             0             0         0.50%          3.1%
12/31/2015          1.68             0             0         0.50%          5.9%
12/31/2014          1.59             0             0         0.50%         13.4%
12/31/2013          1.40             0             0         0.50%         32.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.14             0   $         0         0.25%         22.3%
12/31/2016          1.75             0             0         0.25%          3.3%
12/31/2015          1.69             0             0         0.25%          6.1%
12/31/2014          1.60             0             0         0.25%         13.7%
12/31/2013          1.40             0             0         0.25%         32.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.17           206   $       448         0.00%         22.6%
12/31/2016          1.77           270           478         0.00%          3.6%
12/31/2015          1.71           777         1,328         0.00%          6.4%
12/31/2014          1.61           419           674         0.00%         14.0%
12/31/2013          1.41             0             0         0.00%         32.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        0.3%
    2015        0.3%
    2014        0.3%
    2013        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             PIONEER FUNDAMENTAL GROWTH FUND Y CLASS - 723695409

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    15,238,985  $     13,331,908          672,575
                                                      ================  ===============
Receivables: investments sold                 21,745
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    15,260,730
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   14,046,711        6,823,137  $         2.06
Band 100                                        --               --            2.09
Band 75                                         --               --            2.12
Band 50                                         --               --            2.15
Band 25                                         --               --            2.18
Band 0                                   1,214,019          549,868            2.21
                                    --------------  ---------------
 Total                              $   15,260,730        7,373,005
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        74,908
Mortality & expense charges                                                        (179,956)
                                                                            ----------------
Net investment income (loss)                                                       (105,048)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            452,676
Realized gain distributions                                                         643,835
Net change in unrealized appreciation (depreciation)                              2,022,841
                                                                            ----------------
Net gain (loss)                                                                   3,119,352
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     3,014,304
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (105,048)  $        (37,398)
Net realized gain (loss)                                          452,676            230,304
Realized gain distributions                                       643,835            256,153
Net change in unrealized appreciation (depreciation)            2,022,841           (228,735)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,014,304            220,324
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,102,596         12,884,923
Cost of units redeemed                                         (4,820,907)        (4,651,986)
Account charges                                                    (2,705)              (888)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,721,016)         8,232,049
                                                         -----------------  -----------------
Net increase (decrease)                                           293,288          8,452,373
Net assets, beginning                                          14,967,442          6,515,069
                                                         -----------------  -----------------
Net assets, ending                                       $     15,260,730   $     14,967,442
                                                         =================  =================

Units sold                                                      1,100,876          7,602,130
Units redeemed                                                 (2,535,272)        (2,743,562)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,434,396)         4,858,568
Units outstanding, beginning                                    8,807,401          3,948,833
                                                         -----------------  -----------------
Units outstanding, ending                                       7,373,005          8,807,401
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    22,033,365
Cost of units redeemed/account charges                                          (10,618,116)
Net investment income (loss)                                                       (172,135)
Net realized gain (loss)                                                            853,203
Realized gain distributions                                                       1,257,336
Net change in unrealized appreciation (depreciation)                              1,907,077
                                                                            ----------------
Net assets                                                                  $    15,260,730
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.06         6,823   $    14,047         1.25%         21.5%
12/31/2016          1.69         8,364        14,172         1.25%          2.7%
12/31/2015          1.65         3,949         6,515         1.25%          5.4%
12/31/2014          1.57         1,186         1,857         1.25%         12.8%
12/31/2013          1.39         1,297         1,800         1.25%         31.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.09             0   $         0         1.00%         21.8%
12/31/2016          1.71             0             0         1.00%          3.0%
12/31/2015          1.66             0             0         1.00%          5.6%
12/31/2014          1.58             0             0         1.00%         13.1%
12/31/2013          1.39             0             0         1.00%         31.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.12             0   $         0         0.75%         22.1%
12/31/2016          1.73             0             0         0.75%          3.2%
12/31/2015          1.68             0             0         0.75%          5.9%
12/31/2014          1.59             0             0         0.75%         13.4%
12/31/2013          1.40             0             0         0.75%         32.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.15             0   $         0         0.50%         22.4%
12/31/2016          1.75             0             0         0.50%          3.5%
12/31/2015          1.70             0             0         0.50%          6.2%
12/31/2014          1.60             0             0         0.50%         13.7%
12/31/2013          1.40             0             0         0.50%         32.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.18             0   $         0         0.25%         22.7%
12/31/2016          1.77             0             0         0.25%          3.7%
12/31/2015          1.71             0             0         0.25%          6.4%
12/31/2014          1.61             0             0         0.25%         13.9%
12/31/2013          1.41             0             0         0.25%         32.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.21           550   $     1,214         0.00%         23.0%
12/31/2016          1.79           443           795         0.00%          4.0%
12/31/2015          1.73             0             0         0.00%          6.7%
12/31/2014          1.62             0             0         0.00%         14.2%
12/31/2013          1.42             0             0         0.00%         33.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        0.8%
    2015        0.9%
    2014        0.5%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 PIONEER HIGH YIELD FUND A CLASS - 72369B109

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      558,587   $       537,453           57,278
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (117)
                                     ---------------
Net assets                           $      558,470
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       341,694         268,382  $         1.27
Band 100                                    97,527          75,627            1.29
Band 75                                         --              --            1.31
Band 50                                    119,249          90,135            1.32
Band 25                                         --              --            1.34
Band 0                                          --              --            1.36
                                   ---------------  --------------
 Total                             $       558,470         434,144
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         31,201
Mortality & expense charges                                                           (7,104)
                                                                            -----------------
Net investment income (loss)                                                          24,097
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              12,126
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                   7,357
                                                                            -----------------
Net gain (loss)                                                                       19,483
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         43,580
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         24,097   $         30,065
Net realized gain (loss)                                           12,126            (15,019)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                7,357             74,072
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  43,580             89,118
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           64,006             82,830
Cost of units redeemed                                           (252,920)          (279,067)
Account charges                                                      (615)            (1,017)
                                                         -----------------  -----------------
Increase (decrease)                                              (189,529)          (197,254)
                                                         -----------------  -----------------
Net increase (decrease)                                          (145,949)          (108,136)
Net assets, beginning                                             704,419            812,555
                                                         -----------------  -----------------
Net assets, ending                                       $        558,470   $        704,419
                                                         =================  =================

Units sold                                                         51,538             87,993
Units redeemed                                                   (200,199)          (265,410)
                                                         -----------------  -----------------
Net increase (decrease)                                          (148,661)          (177,417)
Units outstanding, beginning                                      582,805            760,222
                                                         -----------------  -----------------
Units outstanding, ending                                         434,144            582,805
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,673,668
Cost of units redeemed/account charges                                             (1,231,815)
Net investment income (loss)                                                           83,764
Net realized gain (loss)                                                              (20,026)
Realized gain distributions                                                            31,745
Net change in unrealized appreciation (depreciation)                                   21,134
                                                                             -----------------
Net assets                                                                   $        558,470
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27           268   $       342         1.25%          6.2%
12/31/2016          1.20           351           421         1.25%         12.8%
12/31/2015          1.06           444           472         1.25%         -6.1%
12/31/2014          1.13            20            23         1.25%         -1.4%
12/31/2013          1.15           476           546         1.25%         10.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29            76   $        98         1.00%          6.4%
12/31/2016          1.21           125           151         1.00%         13.0%
12/31/2015          1.07           228           244         1.00%         -5.8%
12/31/2014          1.14             0             0         1.00%         -1.2%
12/31/2013          1.15             0             0         1.00%         11.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.75%          6.7%
12/31/2016          1.22             0             0         0.75%         13.3%
12/31/2015          1.08             0             0         0.75%         -5.6%
12/31/2014          1.14             0             0         0.75%         -0.9%
12/31/2013          1.15             0             0         0.75%         11.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32            90   $       119         0.50%          7.0%
12/31/2016          1.24           107           132         0.50%         13.6%
12/31/2015          1.09            89            96         0.50%         -5.4%
12/31/2014          1.15           121           139         0.50%         -0.7%
12/31/2013          1.16           118           137         0.50%         11.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0   $         0         0.25%          7.2%
12/31/2016          1.25             0             0         0.25%         13.9%
12/31/2015          1.10             0             0         0.25%         -5.1%
12/31/2014          1.16             0             0         0.25%         -0.4%
12/31/2013          1.16             0             0         0.25%         12.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         0.00%          7.5%
12/31/2016          1.26             0             0         0.00%         14.2%
12/31/2015          1.11             0             0         0.00%         -4.9%
12/31/2014          1.16             0             0         0.00%         -0.2%
12/31/2013          1.16             0             0         0.00%         12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.9%
    2016        5.0%
    2015        3.3%
    2014        1.9%
    2013        3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 PIONEER HIGH YIELD FUND Y CLASS - 72369B406

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         63,348  $        61,465            6,778
                                                       ===============  ===============
Receivables: investments sold                   2,810
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         66,158
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       66,158          51,130  $          1.29
Band 100                                        --              --             1.31
Band 75                                         --              --             1.33
Band 50                                         --              --             1.34
Band 25                                         --              --             1.36
Band 0                                          --              --             1.38
                                    --------------  --------------
 Total                              $       66,158          51,130
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          2,780
Mortality & expense charges                                                              (703)
                                                                             -----------------
Net investment income (loss)                                                            2,077
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  147
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    1,129
                                                                             -----------------
Net gain (loss)                                                                         1,276
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          3,353
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          2,077   $          1,164
Net realized gain (loss)                                               147                (20)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                 1,129              2,177
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    3,353              3,321
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            18,940             33,362
Cost of units redeemed                                              (2,492)               (26)
Account charges                                                        (27)                (6)
                                                          -----------------  -----------------
Increase (decrease)                                                 16,421             33,330
                                                          -----------------  -----------------
Net increase (decrease)                                             19,774             36,651
Net assets, beginning                                               46,384              9,733
                                                          -----------------  -----------------
Net assets, ending                                        $         66,158   $         46,384
                                                          =================  =================

Units sold                                                          15,243             29,144
Units redeemed                                                      (2,277)               (37)
                                                          -----------------  -----------------
Net increase (decrease)                                             12,966             29,107
Units outstanding, beginning                                        38,164              9,057
                                                          -----------------  -----------------
Units outstanding, ending                                           51,130             38,164
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $         63,286
Cost of units redeemed/account charges                                                  (2,970)
Net investment income (loss)                                                             3,611
Net realized gain (loss)                                                                    63
Realized gain distributions                                                                285
Net change in unrealized appreciation (depreciation)                                     1,883
                                                                              -----------------
Net assets                                                                    $         66,158
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29            51   $        66         1.25%          6.5%
12/31/2016          1.22            38            46         1.25%         13.1%
12/31/2015          1.07             9            10         1.25%         -5.8%
12/31/2014          1.14             5             5         1.25%         -1.1%
12/31/2013          1.15             0             0         1.25%         11.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         1.00%          6.7%
12/31/2016          1.23             0             0         1.00%         13.4%
12/31/2015          1.08             0             0         1.00%         -5.6%
12/31/2014          1.15             0             0         1.00%         -0.9%
12/31/2013          1.16             0             0         1.00%         11.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.75%          7.0%
12/31/2016          1.24             0             0         0.75%         13.7%
12/31/2015          1.09             0             0         0.75%         -5.3%
12/31/2014          1.15             0             0         0.75%         -0.6%
12/31/2013          1.16             0             0         0.75%         11.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0   $         0         0.50%          7.3%
12/31/2016          1.25             0             0         0.50%         13.9%
12/31/2015          1.10             0             0         0.50%         -5.1%
12/31/2014          1.16             0             0         0.50%         -0.4%
12/31/2013          1.16             0             0         0.50%         12.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         0.25%          7.5%
12/31/2016          1.27             0             0         0.25%         14.2%
12/31/2015          1.11             0             0         0.25%         -4.9%
12/31/2014          1.17             0             0         0.25%         -0.1%
12/31/2013          1.17             0             0         0.25%         12.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.00%          7.8%
12/31/2016          1.28             0             0         0.00%         14.5%
12/31/2015          1.12             0             0         0.00%         -4.6%
12/31/2014          1.17             0             0         0.00%          0.1%
12/31/2013          1.17             0             0         0.00%         12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.9%
    2016        5.4%
    2015        5.4%
    2014        3.2%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               PIONEER MID CAP VALUE FUND A CLASS - 72375Q108

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      354,282   $       342,180           14,019
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (142)
                                     ---------------
Net assets                           $      354,140
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       298,537         158,785  $         1.88
Band 100                                    55,603          29,198            1.90
Band 75                                         --              --            1.93
Band 50                                         --              --            1.95
Band 25                                         --              --            1.98
Band 0                                          --              --            2.00
                                   ---------------  --------------
 Total                             $       354,140         187,983
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,223
Mortality & expense charges                                                            (4,148)
                                                                             -----------------
Net investment income (loss)                                                           (2,925)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,648
Realized gain distributions                                                            25,804
Net change in unrealized appreciation (depreciation)                                   10,466
                                                                             -----------------
Net gain (loss)                                                                        39,918
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         36,993
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (2,925)  $         (1,960)
Net realized gain (loss)                                             3,648             (4,299)
Realized gain distributions                                         25,804             24,030
Net change in unrealized appreciation (depreciation)                10,466             31,317
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   36,993             49,088
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            61,935            192,364
Cost of units redeemed                                            (158,736)           (43,726)
Account charges                                                        (63)              (156)
                                                          -----------------  -----------------
Increase (decrease)                                                (96,864)           148,482
                                                          -----------------  -----------------
Net increase (decrease)                                            (59,871)           197,570
Net assets, beginning                                              414,011            216,441
                                                          -----------------  -----------------
Net assets, ending                                        $        354,140   $        414,011
                                                          =================  =================

Units sold                                                          35,299            126,339
Units redeemed                                                     (91,764)           (28,801)
                                                          -----------------  -----------------
Net increase (decrease)                                            (56,465)            97,538
Units outstanding, beginning                                       244,448            146,910
                                                          -----------------  -----------------
Units outstanding, ending                                          187,983            244,448
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         523,033
Cost of units redeemed/account charges                                                (245,376)
Net investment income (loss)                                                            (4,503)
Net realized gain (loss)                                                                  (706)
Realized gain distributions                                                             69,590
Net change in unrealized appreciation (depreciation)                                    12,102
                                                                             ------------------
Net assets                                                                   $         354,140
                                                                             ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88           159   $       299         1.25%         11.5%
12/31/2016          1.69           149           252         1.25%         14.7%
12/31/2015          1.47           120           176         1.25%         -7.6%
12/31/2014          1.59             0             1         1.25%         13.3%
12/31/2013          1.40             0             0         1.25%         31.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90            29   $        56         1.00%         11.7%
12/31/2016          1.70            95           162         1.00%         14.9%
12/31/2015          1.48            27            41         1.00%         -7.4%
12/31/2014          1.60             0             0         1.00%         13.6%
12/31/2013          1.41             0             0         1.00%         31.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.93             0   $         0         0.75%         12.0%
12/31/2016          1.72             0             0         0.75%         15.2%
12/31/2015          1.49             0             0         0.75%         -7.1%
12/31/2014          1.61             0             0         0.75%         13.9%
12/31/2013          1.41             0             0         0.75%         31.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95             0   $         0         0.50%         12.3%
12/31/2016          1.74             0             0         0.50%         15.5%
12/31/2015          1.51             0             0         0.50%         -6.9%
12/31/2014          1.62             0             0         0.50%         14.2%
12/31/2013          1.42             0             0         0.50%         32.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0   $         0         0.25%         12.6%
12/31/2016          1.76             0             0         0.25%         15.8%
12/31/2015          1.52             0             0         0.25%         -6.7%
12/31/2014          1.63             0             0         0.25%         14.4%
12/31/2013          1.42             0             0         0.25%         32.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00             0   $         0         0.00%         12.9%
12/31/2016          1.78             0             0         0.00%         16.1%
12/31/2015          1.53             0             0         0.00%         -6.4%
12/31/2014          1.63             0             0         0.00%         14.7%
12/31/2013          1.42             0             0         0.00%         32.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.3%
    2016        0.6%
    2015        0.7%
    2014        0.5%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               PIONEER MID CAP VALUE FUND Y CLASS - 72375Q405

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        168,782  $       157,475            6,313
                                                       ===============  ===============
Receivables: investments sold                   2,821
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        171,603
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       171,603          89,869  $         1.91
Band 100                                        --              --            1.93
Band 75                                         --              --            1.96
Band 50                                         --              --            1.98
Band 25                                         --              --            2.01
Band 0                                          --              --            2.04
                                   ---------------  --------------
 Total                             $       171,603          89,869
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            889
Mortality & expense charges                                                           (2,657)
                                                                            -----------------
Net investment income (loss)                                                          (1,768)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              18,363
Realized gain distributions                                                           15,308
Net change in unrealized appreciation (depreciation)                                  (9,292)
                                                                            -----------------
Net gain (loss)                                                                       24,379
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         22,611
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,768)  $           (493)
Net realized gain (loss)                                           18,363               (583)
Realized gain distributions                                        15,308             10,403
Net change in unrealized appreciation (depreciation)               (9,292)            22,918
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  22,611             32,245
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           59,878            150,900
Cost of units redeemed                                           (103,345)            (6,184)
Account charges                                                       (17)                (1)
                                                         -----------------  -----------------
Increase (decrease)                                               (43,484)           144,715
                                                         -----------------  -----------------
Net increase (decrease)                                           (20,873)           176,960
Net assets, beginning                                             192,476             15,516
                                                         -----------------  -----------------
Net assets, ending                                       $        171,603   $        192,476
                                                         =================  =================

Units sold                                                         45,303            106,067
Units redeemed                                                    (68,050)            (3,890)
                                                         -----------------  -----------------
Net increase (decrease)                                           (22,747)           102,177
Units outstanding, beginning                                      112,616             10,439
                                                         -----------------  -----------------
Units outstanding, ending                                          89,869            112,616
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        227,367
Cost of units redeemed/account charges                                              (109,625)
Net investment income (loss)                                                          (2,254)
Net realized gain (loss)                                                              17,779
Realized gain distributions                                                           27,029
Net change in unrealized appreciation (depreciation)                                  11,307
                                                                            -----------------
Net assets                                                                  $        171,603
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91            90   $       172         1.25%         11.7%
12/31/2016          1.71           113           192         1.25%         15.0%
12/31/2015          1.49            10            16         1.25%         -7.3%
12/31/2014          1.60             0             0         1.25%         13.7%
12/31/2013          1.41             0             0         1.25%         31.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.93             0   $         0         1.00%         12.0%
12/31/2016          1.73             0             0         1.00%         15.3%
12/31/2015          1.50             0             0         1.00%         -7.1%
12/31/2014          1.61             0             0         1.00%         14.0%
12/31/2013          1.41             0             0         1.00%         32.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.96             0   $         0         0.75%         12.3%
12/31/2016          1.74             0             0         0.75%         15.6%
12/31/2015          1.51             0             0         0.75%         -6.9%
12/31/2014          1.62             0             0         0.75%         14.3%
12/31/2013          1.42             0             0         0.75%         32.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0   $         0         0.50%         12.6%
12/31/2016          1.76             0             0         0.50%         15.8%
12/31/2015          1.52             0             0         0.50%         -6.6%
12/31/2014          1.63             0             0         0.50%         14.6%
12/31/2013          1.42             0             0         0.50%         32.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01             0   $         0         0.25%         12.8%
12/31/2016          1.78             0             0         0.25%         16.1%
12/31/2015          1.53             0             0         0.25%         -6.4%
12/31/2014          1.64             0             0         0.25%         14.9%
12/31/2013          1.43             0             0         0.25%         33.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.04             0   $         0         0.00%         13.1%
12/31/2016          1.80             0             0         0.00%         16.4%
12/31/2015          1.55             0             0         0.00%         -6.2%
12/31/2014          1.65             0             0         0.00%         15.2%
12/31/2013          1.43             0             0         0.00%         33.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        1.2%
    2015        1.2%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           PIONEER SELECT MID CAP GROWTH FUND A CLASS - 72387W408

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    2,019,868   $     1,910,398           48,088
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (629)
                                     ---------------
Net assets                           $    2,019,239
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,593,616         741,444  $          2.15
Band 100                                        --              --             2.18
Band 75                                         --              --             2.21
Band 50                                         --              --             2.23
Band 25                                         --              --             2.26
Band 0                                     425,623         185,753             2.29
                                    --------------  --------------
 Total                              $    2,019,239         927,197
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (17,690)
                                                                            ----------------
Net investment income (loss)                                                        (17,690)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            186,240
Realized gain distributions                                                         183,668
Net change in unrealized appreciation (depreciation)                                 91,043
                                                                            ----------------
Net gain (loss)                                                                     460,951
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       443,261
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (17,690)  $         (7,717)
Net realized gain (loss)                                          186,240            (53,866)
Realized gain distributions                                       183,668             24,534
Net change in unrealized appreciation (depreciation)               91,043             69,561
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 443,261             32,512
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,558,006          1,570,697
Cost of units redeemed                                         (1,365,622)          (839,360)
Account charges                                                      (673)              (154)
                                                         -----------------  -----------------
Increase (decrease)                                               191,711            731,183
                                                         -----------------  -----------------
Net increase (decrease)                                           634,972            763,695
Net assets, beginning                                           1,384,267            620,572
                                                         -----------------  -----------------
Net assets, ending                                       $      2,019,239   $      1,384,267
                                                         =================  =================

Units sold                                                        805,763            965,388
Units redeemed                                                   (694,206)          (527,954)
                                                         -----------------  -----------------
Net increase (decrease)                                           111,557            437,434
Units outstanding, beginning                                      815,640            378,206
                                                         -----------------  -----------------
Units outstanding, ending                                         927,197            815,640
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     3,846,328
Cost of units redeemed/account charges                                           (2,301,880)
Net investment income (loss)                                                        (33,108)
Net realized gain (loss)                                                            124,184
Realized gain distributions                                                         274,245
Net change in unrealized appreciation (depreciation)                                109,470
                                                                            ----------------
Net assets                                                                  $     2,019,239
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.15           741   $     1,594         1.25%         28.2%
12/31/2016          1.68           629         1,055         1.25%          2.2%
12/31/2015          1.64           378           621         1.25%          0.1%
12/31/2014          1.64            79           129         1.25%          7.7%
12/31/2013          1.52             0             0         1.25%         42.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.18             0   $         0         1.00%         28.5%
12/31/2016          1.69             0             0         1.00%          2.5%
12/31/2015          1.65             0             0         1.00%          0.4%
12/31/2014          1.65             0             0         1.00%          8.0%
12/31/2013          1.53             0             0         1.00%         43.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.21             0   $         0         0.75%         28.8%
12/31/2016          1.71             0             0         0.75%          2.7%
12/31/2015          1.67             0             0         0.75%          0.6%
12/31/2014          1.66             0             0         0.75%          8.2%
12/31/2013          1.53             0             0         0.75%         43.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.23             0   $         0         0.50%         29.1%
12/31/2016          1.73             0             0         0.50%          3.0%
12/31/2015          1.68             0             0         0.50%          0.9%
12/31/2014          1.67             0             0         0.50%          8.5%
12/31/2013          1.53             0             0         0.50%         43.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.26             0   $         0         0.25%         29.5%
12/31/2016          1.75             0             0         0.25%          3.2%
12/31/2015          1.69             0             0         0.25%          1.1%
12/31/2014          1.67             0             0         0.25%          8.8%
12/31/2013          1.54             0             0         0.25%         44.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.29           186   $       426         0.00%         29.8%
12/31/2016          1.77           186           329         0.00%          3.5%
12/31/2015          1.71             0             0         0.00%          1.4%
12/31/2014          1.68             0             0         0.00%          9.0%
12/31/2013          1.54             0             0         0.00%         44.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO I CLASS - 724027230

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $    11,032,706   $     9,042,152          364,782
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (5,319)
                                     ----------------
Net assets                           $    11,027,387
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   11,027,387        2,826,384  $         3.90
Band 100                                        --               --            4.04
Band 75                                         --               --            4.19
Band 50                                         --               --            4.34
Band 25                                         --               --            4.50
Band 0                                          --               --            5.06
                                    --------------  ---------------
 Total                              $   11,027,387        2,826,384
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         7,980
Mortality & expense charges                                                        (131,977)
                                                                            ----------------
Net investment income (loss)                                                       (123,997)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            206,503
Realized gain distributions                                                         127,380
Net change in unrealized appreciation (depreciation)                              2,468,997
                                                                            ----------------
Net gain (loss)                                                                   2,802,880
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,678,883
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (123,997)  $       (126,400)
Net realized gain (loss)                                          206,503            (70,136)
Realized gain distributions                                       127,380          1,349,557
Net change in unrealized appreciation (depreciation)            2,468,997           (957,021)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,678,883            196,000
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          863,814          1,198,187
Cost of units redeemed                                         (2,795,433)        (2,029,167)
Account charges                                                    (6,935)            (2,791)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,938,554)          (833,771)
                                                         -----------------  -----------------
Net increase (decrease)                                           740,329           (637,771)
Net assets, beginning                                          10,287,058         10,924,829
                                                         -----------------  -----------------
Net assets, ending                                       $     11,027,387   $     10,287,058
                                                         =================  =================

Units sold                                                        263,139            429,875
Units redeemed                                                   (822,681)          (727,893)
                                                         -----------------  -----------------
Net increase (decrease)                                          (559,542)          (298,018)
Units outstanding, beginning                                    3,385,926          3,683,944
                                                         -----------------  -----------------
Units outstanding, ending                                       2,826,384          3,385,926
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     85,997,839
Cost of units redeemed/account charges                                           (87,903,510)
Net investment income (loss)                                                        (411,139)
Net realized gain (loss)                                                           1,510,163
Realized gain distributions                                                        9,843,480
Net change in unrealized appreciation (depreciation)                               1,990,554
                                                                            -----------------
Net assets                                                                  $     11,027,387
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.90         2,826   $    11,027         1.25%         28.4%
12/31/2016          3.04         3,386        10,287         1.25%          2.5%
12/31/2015          2.97         3,684        10,925         1.25%          0.4%
12/31/2014          2.95         4,018        11,871         1.25%          8.1%
12/31/2013          2.73         4,558        12,461         1.25%         40.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.04             0   $         0         1.00%         28.7%
12/31/2016          3.14             0             0         1.00%          2.7%
12/31/2015          3.06             0             0         1.00%          0.6%
12/31/2014          3.04             0             0         1.00%          8.3%
12/31/2013          2.81             0             0         1.00%         41.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.19             0   $         0         0.75%         29.1%
12/31/2016          3.25             0             0         0.75%          3.0%
12/31/2015          3.15             0             0         0.75%          0.9%
12/31/2014          3.13             0             0         0.75%          8.6%
12/31/2013          2.88             0             0         0.75%         41.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.34             0   $         0         0.50%         29.4%
12/31/2016          3.36             0             0         0.50%          3.2%
12/31/2015          3.25             0             0         0.50%          1.1%
12/31/2014          3.21             0             0         0.50%          8.9%
12/31/2013          2.95             0             0         0.50%         41.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.50             0   $         0         0.25%         29.7%
12/31/2016          3.47             0             0         0.25%          3.5%
12/31/2015          3.35             0             0         0.25%          1.4%
12/31/2014          3.31             0             0         0.25%          9.2%
12/31/2013          3.03             0             0         0.25%         42.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.06             0   $         0         0.00%         30.0%
12/31/2016          3.89             0             0         0.00%          3.7%
12/31/2015          3.75             0             0         0.00%          1.6%
12/31/2014          3.69             0             0         0.00%          9.4%
12/31/2013          3.38             0             0         0.00%         42.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.1%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              PIONEER STRATEGIC INCOME FUND A CLASS - 723884102

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,062,261  $     1,053,340           98,950
                                                       ===============  ===============
Receivables: investments sold                   8,383
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,070,644
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,070,644         882,732  $          1.21
Band 100                                        --              --             1.23
Band 75                                         --              --             1.25
Band 50                                         --              --             1.27
Band 25                                         --              --             1.29
Band 0                                          --              --             1.32
                                    --------------  --------------
 Total                              $    1,070,644         882,732
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         34,312
Mortality & expense charges                                                           (13,325)
                                                                             -----------------
Net investment income (loss)                                                           20,987
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,803
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   15,405
                                                                             -----------------
Net gain (loss)                                                                        19,208
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         40,195
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         20,987   $         22,271
Net realized gain (loss)                                            3,803            (52,114)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               15,405             89,161
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  40,195             59,318
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          425,472            377,454
Cost of units redeemed                                           (405,549)          (895,165)
Account charges                                                      (646)              (449)
                                                         -----------------  -----------------
Increase (decrease)                                                19,277           (518,160)
                                                         -----------------  -----------------
Net increase (decrease)                                            59,472           (458,842)
Net assets, beginning                                           1,011,172          1,470,014
                                                         -----------------  -----------------
Net assets, ending                                       $      1,070,644   $      1,011,172
                                                         =================  =================

Units sold                                                        354,098            332,631
Units redeemed                                                   (337,632)          (801,325)
                                                         -----------------  -----------------
Net increase (decrease)                                            16,466           (468,694)
Units outstanding, beginning                                      866,266          1,334,960
                                                         -----------------  -----------------
Units outstanding, ending                                         882,732            866,266
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      3,932,485
Cost of units redeemed/account charges                                             (2,960,826)
Net investment income (loss)                                                          148,569
Net realized gain (loss)                                                              (93,497)
Realized gain distributions                                                            34,992
Net change in unrealized appreciation (depreciation)                                    8,921
                                                                             -----------------
Net assets                                                                   $      1,070,644
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21           883   $     1,071         1.25%          3.9%
12/31/2016          1.17           866         1,011         1.25%          6.3%
12/31/2015          1.10         1,268         1,392         1.25%         -2.7%
12/31/2014          1.13         1,280         1,444         1.25%          3.3%
12/31/2013          1.09         1,082         1,182         1.25%          0.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         1.00%          4.2%
12/31/2016          1.18             0             0         1.00%          6.6%
12/31/2015          1.11             0             0         1.00%         -2.4%
12/31/2014          1.14             0             0         1.00%          3.6%
12/31/2013          1.10             0             0         1.00%          0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.75%          4.4%
12/31/2016          1.20             0             0         0.75%          6.8%
12/31/2015          1.12             0             0         0.75%         -2.2%
12/31/2014          1.15             0             0         0.75%          3.8%
12/31/2013          1.11             0             0         0.75%          0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.50%          4.7%
12/31/2016          1.22             0             0         0.50%          7.1%
12/31/2015          1.14             0             0         0.50%         -2.0%
12/31/2014          1.16             0             0         0.50%          4.1%
12/31/2013          1.11             0             0         0.50%          1.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.25%          4.9%
12/31/2016          1.23             0             0         0.25%          7.4%
12/31/2015          1.15             0             0         0.25%         -1.7%
12/31/2014          1.17             0             0         0.25%          4.4%
12/31/2013          1.12             0             0         0.25%          1.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.00%          5.2%
12/31/2016          1.25             0             0         0.00%          7.6%
12/31/2015          1.16            67            78         0.00%         -1.5%
12/31/2014          1.18            43            51         0.00%          4.6%
12/31/2013          1.13             0             0         0.00%          1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.3%
    2016        2.8%
    2015        4.0%
    2014        4.1%
    2013        4.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              PIONEER STRATEGIC INCOME FUND Y CLASS - 723884409

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        628,664  $       615,977           58,280
                                                       ===============  ===============
Receivables: investments sold                   1,928
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        630,592
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       591,031         545,391  $         1.08
Band 100                                        --              --            1.09
Band 75                                         --              --            1.10
Band 50                                         --              --            1.10
Band 25                                         --              --            1.11
Band 0                                      39,561          35,429            1.12
                                   ---------------  --------------
 Total                             $       630,592         580,820
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         41,888
Mortality & expense charges                                                          (14,375)
                                                                            -----------------
Net investment income (loss)                                                          27,513
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              27,267
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  (2,324)
                                                                            -----------------
Net gain (loss)                                                                       24,943
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         52,456
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         27,513   $         26,607
Net realized gain (loss)                                           27,267                993
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (2,324)            35,717
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  52,456             63,317
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          234,064            680,230
Cost of units redeemed                                           (933,508)          (211,900)
Account charges                                                    (3,191)            (3,482)
                                                         -----------------  -----------------
Increase (decrease)                                              (702,635)           464,848
                                                         -----------------  -----------------
Net increase (decrease)                                          (650,179)           528,165
Net assets, beginning                                           1,280,771            752,606
                                                         -----------------  -----------------
Net assets, ending                                       $        630,592   $      1,280,771
                                                         =================  =================

Units sold                                                        221,817            675,189
Units redeemed                                                   (872,719)          (215,456)
                                                         -----------------  -----------------
Net increase (decrease)                                          (650,902)           459,733
Units outstanding, beginning                                    1,231,722            771,989
                                                         -----------------  -----------------
Units outstanding, ending                                         580,820          1,231,722
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,712,974
Cost of units redeemed/account charges                                            (1,182,493)
Net investment income (loss)                                                          59,746
Net realized gain (loss)                                                              27,678
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  12,687
                                                                            -----------------
Net assets                                                                  $        630,592
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/7/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08           545   $       591         1.25%          4.2%
12/31/2016          1.04         1,218         1,266         1.25%          6.6%
12/31/2015          0.97           762           743         1.25%         -2.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.00%          4.5%
12/31/2016          1.04             0             0         1.00%          6.9%
12/31/2015          0.98             0             0         1.00%         -2.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.75%          4.8%
12/31/2016          1.05             0             0         0.75%          7.2%
12/31/2015          0.98             0             0         0.75%         -2.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.50%          5.0%
12/31/2016          1.05             0             0         0.50%          7.4%
12/31/2015          0.98             0             0         0.50%         -2.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.25%          5.3%
12/31/2016          1.05             0             0         0.25%          7.7%
12/31/2015          0.98             0             0         0.25%         -2.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12            35   $        40         0.00%          5.5%
12/31/2016          1.06            14            15         0.00%          8.0%
12/31/2015          0.98            10            10         0.00%         -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.4%
    2016        3.9%
    2015        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                    PIONEER BOND FUND K CLASS - 723622809

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,448,757  $      1,449,712          152,463
                                                      ================  ===============
Receivables: investments sold                 34,715
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,483,472
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,483,472       1,433,230  $          1.04
Band 100                                         --              --             1.04
Band 75                                          --              --             1.04
Band 50                                          --              --             1.04
Band 25                                          --              --             1.05
Band 0                                           --              --             1.05
                                    ---------------  --------------
 Total                              $     1,483,472       1,433,230
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         33,988
Mortality & expense charges                                                           (12,814)
                                                                             -----------------
Net investment income (loss)                                                           21,174
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                9,228
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                     (955)
                                                                             -----------------
Net gain (loss)                                                                         8,273
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         29,447
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         21,174   $             --
Net realized gain (loss)                                            9,228                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                 (955)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  29,447                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        3,478,192                 --
Cost of units redeemed                                         (2,021,823)                --
Account charges                                                    (2,344)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,454,025                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,483,472                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,483,472   $             --
                                                         =================  ================

Units sold                                                      3,413,592                 --
Units redeemed                                                 (1,980,362)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,433,230                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,433,230                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      3,478,192
Cost of units redeemed/account charges                                             (2,024,167)
Net investment income (loss)                                                           21,174
Net realized gain (loss)                                                                9,228
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                     (955)
                                                                             -----------------
Net assets                                                                   $      1,483,472
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04         1,433   $     1,483         1.25%          3.2%
12/31/2016          1.00             0             0         1.25%          0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         1.00%          3.5%
12/31/2016          1.00             0             0         1.00%          0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.75%          3.7%
12/31/2016          1.00             0             0         0.75%          0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.50%          4.0%
12/31/2016          1.00             0             0         0.50%          0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.25%          4.2%
12/31/2016          1.00             0             0         0.25%          0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.00%          4.5%
12/31/2016          1.00             0             0         0.00%          0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               PIONEER EQUITY INCOME FUND K CLASS - 72366V702

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       881,213  $        878,673           24,584
                                                      ================  ===============
Receivables: investments sold                    148
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       881,361
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       881,361         772,836  $         1.14
Band 100                                        --              --            1.14
Band 75                                         --              --            1.15
Band 50                                         --              --            1.15
Band 25                                         --              --            1.15
Band 0                                          --              --            1.16
                                   ---------------  --------------
 Total                             $       881,361         772,836
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         27,682
Mortality & expense charges                                                          (19,472)
                                                                            -----------------
Net investment income (loss)                                                           8,210
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                             197,358
Realized gain distributions                                                            3,376
Net change in unrealized appreciation (depreciation)                                   2,540
                                                                            -----------------
Net gain (loss)                                                                      203,274
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        211,484
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          8,210   $             --
Net realized gain (loss)                                          197,358                 --
Realized gain distributions                                         3,376                 --
Net change in unrealized appreciation (depreciation)                2,540                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 211,484                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        3,818,599                 --
Cost of units redeemed                                         (3,146,162)                --
Account charges                                                    (2,560)                --
                                                         -----------------  ----------------
Increase (decrease)                                               669,877                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           881,361                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        881,361   $             --
                                                         =================  ================

Units sold                                                      3,648,959                 --
Units redeemed                                                 (2,876,123)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           772,836                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         772,836                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      3,818,599
Cost of units redeemed/account charges                                            (3,148,722)
Net investment income (loss)                                                           8,210
Net realized gain (loss)                                                             197,358
Realized gain distributions                                                            3,376
Net change in unrealized appreciation (depreciation)                                   2,540
                                                                            -----------------
Net assets                                                                  $        881,361
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14           773   $       881         1.25%         13.9%
12/31/2016          1.00             0             0         1.25%          0.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         1.00%         14.2%
12/31/2016          1.00             0             0         1.00%          0.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.75%         14.5%
12/31/2016          1.00             0             0         0.75%          0.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.50%         14.8%
12/31/2016          1.00             0             0         0.50%          0.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.25%         15.1%
12/31/2016          1.00             0             0         0.25%          0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.00%         15.4%
12/31/2016          1.00             0             0         0.00%          0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        6.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             PIONEER FUNDAMENTAL GROWTH FUND K CLASS - 723695706

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       605,765  $        605,163           26,935
                                                      ================  ===============
Receivables: investments sold                    276
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       606,041
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       606,041         498,056  $         1.22
Band 100                                        --              --            1.22
Band 75                                         --              --            1.22
Band 50                                         --              --            1.23
Band 25                                         --              --            1.23
Band 0                                          --              --            1.23
                                   ---------------  --------------
 Total                             $       606,041         498,056
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          3,711
Mortality & expense charges                                                            (3,253)
                                                                             -----------------
Net investment income (loss)                                                              458
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,233
Realized gain distributions                                                            25,011
Net change in unrealized appreciation (depreciation)                                      602
                                                                             -----------------
Net gain (loss)                                                                        31,846
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         32,304
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            458   $             --
Net realized gain (loss)                                            6,233                 --
Realized gain distributions                                        25,011                 --
Net change in unrealized appreciation (depreciation)                  602                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  32,304                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          763,706                 --
Cost of units redeemed                                           (189,911)                --
Account charges                                                       (58)                --
                                                         -----------------  ----------------
Increase (decrease)                                               573,737                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           606,041                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        606,041   $             --
                                                         =================  ================

Units sold                                                        938,687                 --
Units redeemed                                                   (440,631)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           498,056                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         498,056                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        763,706
Cost of units redeemed/account charges                                               (189,969)
Net investment income (loss)                                                              458
Net realized gain (loss)                                                                6,233
Realized gain distributions                                                            25,011
Net change in unrealized appreciation (depreciation)                                      602
                                                                             -----------------
Net assets                                                                   $        606,041
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22           498   $       606         1.25%         21.7%
12/31/2016          1.00             0             0         1.25%          0.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         1.00%         22.0%
12/31/2016          1.00             0             0         1.00%          0.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.75%         22.3%
12/31/2016          1.00             0             0         0.75%          0.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.50%         22.6%
12/31/2016          1.00             0             0         0.50%          0.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.25%         22.9%
12/31/2016          1.00             0             0         0.25%          0.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.00%         23.2%
12/31/2016          1.00             0             0         0.00%          0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           PIONEER SELECT MID CAP GROWTH FUND K CLASS - 72387W721

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        699,852  $       672,322           16,642
                                                       ===============  ===============
Receivables: investments sold                   7,954
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        707,806
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       707,806         562,337  $         1.26
Band 100                                        --              --            1.26
Band 75                                         --              --            1.27
Band 50                                         --              --            1.27
Band 25                                         --              --            1.27
Band 0                                          --              --            1.28
                                   ---------------  --------------
 Total                             $       707,806         562,337
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (3,596)
                                                                             -----------------
Net investment income (loss)                                                           (3,596)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,440
Realized gain distributions                                                            44,045
Net change in unrealized appreciation (depreciation)                                   27,530
                                                                             -----------------
Net gain (loss)                                                                        73,015
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         69,419
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,596)  $             --
Net realized gain (loss)                                            1,440                 --
Realized gain distributions                                        44,045                 --
Net change in unrealized appreciation (depreciation)               27,530                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  69,419                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          724,758                 --
Cost of units redeemed                                            (86,219)                --
Account charges                                                      (152)                --
                                                         -----------------  ----------------
Increase (decrease)                                               638,387                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           707,806                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        707,806   $             --
                                                         =================  ================

Units sold                                                        645,030                 --
Units redeemed                                                    (82,693)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           562,337                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         562,337                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        724,758
Cost of units redeemed/account charges                                                (86,371)
Net investment income (loss)                                                           (3,596)
Net realized gain (loss)                                                                1,440
Realized gain distributions                                                            44,045
Net change in unrealized appreciation (depreciation)                                   27,530
                                                                             -----------------
Net assets                                                                   $        707,806
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26           562   $       708         1.25%         28.6%
12/31/2016          0.98             0             0         1.25%         -2.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         1.00%         29.0%
12/31/2016          0.98             0             0         1.00%         -2.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.75%         29.3%
12/31/2016          0.98             0             0         0.75%         -2.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.50%         29.6%
12/31/2016          0.98             0             0         0.50%         -2.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.25%         29.9%
12/31/2016          0.98             0             0         0.25%         -2.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.00%         30.2%
12/31/2016          0.98             0             0         0.00%         -2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               PIONEER STRATEGIC INCOME FUND K CLASS - 723884706

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       528,684  $        528,517           48,799
                                                      ================  ===============
Receivables: investments sold                    300
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       528,984
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       528,984         505,127  $         1.05
Band 100                                        --              --            1.05
Band 75                                         --              --            1.05
Band 50                                         --              --            1.06
Band 25                                         --              --            1.06
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $       528,984         505,127
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $           5,104
Mortality & expense charges                                                              (1,806)
                                                                              ------------------
Net investment income (loss)                                                              3,298
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      5
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                        167
                                                                              ------------------
Net gain (loss)                                                                             172
                                                                              ------------------

Increase (decrease) in net assets from operations                             $           3,470
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,298   $             --
Net realized gain (loss)                                                5                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  167                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   3,470                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          525,662                 --
Cost of units redeemed                                               (125)                --
Account charges                                                       (23)                --
                                                         -----------------  ----------------
Increase (decrease)                                               525,514                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           528,984                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        528,984   $             --
                                                         =================  ================

Units sold                                                        505,321                 --
Units redeemed                                                       (194)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           505,127                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         505,127                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $         525,662
Cost of units redeemed/account charges                                                     (148)
Net investment income (loss)                                                              3,298
Net realized gain (loss)                                                                      5
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                        167
                                                                              ------------------
Net assets                                                                    $         528,984
                                                                              ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05           505  $        529         1.25%          4.4%
12/31/2016          1.00             0             0         1.25%          0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0  $          0         1.00%          4.6%
12/31/2016          1.00             0             0         1.00%          0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0  $          0         0.75%          4.9%
12/31/2016          1.00             0             0         0.75%          0.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         0.50%          5.1%
12/31/2016          1.00             0             0         0.50%          0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         0.25%          5.4%
12/31/2016          1.00             0             0         0.25%          0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         0.00%          5.7%
12/31/2016          1.00             0             0         0.00%          0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   PIONEER GLOBAL EQUITY A CLASS - 72387N705

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        57,202   $        58,362            3,508
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (7)
                                     ----------------
Net assets                           $        57,195
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       57,195          53,752  $          1.06
Band 100                                        --              --             1.06
Band 75                                         --              --             1.07
Band 50                                         --              --             1.07
Band 25                                         --              --             1.07
Band 0                                          --              --             1.07
                                    --------------  --------------
 Total                              $       57,195          53,752
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $             682
Mortality & expense charges                                                                 (120)
                                                                               ------------------
Net investment income (loss)                                                                 562
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (3)
Realized gain distributions                                                                2,752
Net change in unrealized appreciation (depreciation)                                      (1,160)
                                                                               ------------------
Net gain (loss)                                                                            1,589
                                                                               ------------------

Increase (decrease) in net assets from operations                              $           2,151
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            562   $             --
Net realized gain (loss)                                               (3)                --
Realized gain distributions                                         2,752                 --
Net change in unrealized appreciation (depreciation)               (1,160)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   2,151                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           55,094                 --
Cost of units redeemed                                                (50)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                55,044                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            57,195                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         57,195   $             --
                                                         =================  ================

Units sold                                                         53,799                 --
Units redeemed                                                        (47)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            53,752                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          53,752                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $          55,094
Cost of units redeemed/account charges                                                       (50)
Net investment income (loss)                                                                 562
Net realized gain (loss)                                                                      (3)
Realized gain distributions                                                                2,752
Net change in unrealized appreciation (depreciation)                                      (1,160)
                                                                               ------------------
Net assets                                                                     $          57,195
                                                                               ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/21/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06            54  $         57         1.25%          6.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         1.00%          6.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.75%          6.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.50%          6.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.25%          6.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.00%          6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             PIONEER GLOBAL EQUITY Y CLASS - 72387N788 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.06
Band 100                                        --              --            1.07
Band 75                                         --              --            1.07
Band 50                                         --              --            1.07
Band 25                                         --              --            1.07
Band 0                                          --              --            1.07
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/21/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         1.25%          6.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         1.00%          6.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.75%          6.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.50%          6.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.25%          6.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.00%          6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017            0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               PNC INTERNATIONAL EQUITY FUND A CLASS - 69351J306

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        38,633   $        31,475            1,590
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (94)
                                     ----------------
Net assets                           $        38,539
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       38,539          30,113  $          1.28
Band 100                                        --              --             1.29
Band 75                                         --              --             1.29
Band 50                                         --              --             1.30
Band 25                                         --              --             1.31
Band 0                                          --              --             1.31
                                    --------------  --------------
 Total                              $       38,539          30,113
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            196
Mortality & expense charges                                                              (368)
                                                                             -----------------
Net investment income (loss)                                                             (172)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  194
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    7,322
                                                                             -----------------
Net gain (loss)                                                                         7,516
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          7,344
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (172)  $             49
Net realized gain (loss)                                              194                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                7,322               (164)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   7,344               (115)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           24,486             17,030
Cost of units redeemed                                             (1,798)            (8,382)
Account charges                                                       (22)                (4)
                                                         -----------------  -----------------
Increase (decrease)                                                22,666              8,644
                                                         -----------------  -----------------
Net increase (decrease)                                            30,010              8,529
Net assets, beginning                                               8,529                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         38,539   $          8,529
                                                         =================  =================

Units sold                                                         22,948             17,376
Units redeemed                                                     (1,580)            (8,631)
                                                         -----------------  -----------------
Net increase (decrease)                                            21,368              8,745
Units outstanding, beginning                                        8,745                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          30,113              8,745
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         41,516
Cost of units redeemed/account charges                                                (10,206)
Net investment income (loss)                                                             (123)
Net realized gain (loss)                                                                  194
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    7,158
                                                                             -----------------
Net assets                                                                   $         38,539
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28            30  $         39         1.25%         31.2%
12/31/2016          0.98             9             9         1.25%         -1.1%
12/31/2015          0.99             0             0         1.25%         -1.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0  $          0         1.00%         31.6%
12/31/2016          0.98             0             0         1.00%         -0.8%
12/31/2015          0.99             0             0         1.00%         -1.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0  $          0         0.75%         31.9%
12/31/2016          0.98             0             0         0.75%         -0.6%
12/31/2015          0.99             0             0         0.75%         -1.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0  $          0         0.50%         32.2%
12/31/2016          0.98             0             0         0.50%         -0.3%
12/31/2015          0.99             0             0         0.50%         -1.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0  $          0         0.25%         32.5%
12/31/2016          0.99             0             0         0.25%         -0.1%
12/31/2015          0.99             0             0         0.25%         -1.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0  $          0         0.00%         32.9%
12/31/2016          0.99             0             0         0.00%          0.2%
12/31/2015          0.99             0             0         0.00%         -1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.8%
    2016        1.5%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               PNC INTERNATIONAL EQUITY FUND I CLASS - 69351J108

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       364,841  $        342,854           18,659
                                                      ================  ===============
Receivables: investments sold                 91,202
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       456,043
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       456,043         353,932  $         1.29
Band 100                                        --              --            1.30
Band 75                                         --              --            1.30
Band 50                                         --              --            1.31
Band 25                                         --              --            1.32
Band 0                                          --              --            1.32
                                   ---------------  --------------
 Total                             $       456,043         353,932
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          2,772
Mortality & expense charges                                                            (1,620)
                                                                             -----------------
Net investment income (loss)                                                            1,152
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  836
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   21,979
                                                                             -----------------
Net gain (loss)                                                                        22,815
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         23,967
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,152   $             --
Net realized gain (loss)                                              836                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               21,979                  8
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  23,967                  8
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          473,933                878
Cost of units redeemed                                            (42,122)                --
Account charges                                                      (621)                --
                                                         -----------------  ----------------
Increase (decrease)                                               431,190                878
                                                         -----------------  ----------------
Net increase (decrease)                                           455,157                886
Net assets, beginning                                                 886                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        456,043   $            886
                                                         =================  ================

Units sold                                                        390,798                905
Units redeemed                                                    (37,771)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           353,027                905
Units outstanding, beginning                                          905                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         353,932                905
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        474,811
Cost of units redeemed/account charges                                                (42,743)
Net investment income (loss)                                                            1,152
Net realized gain (loss)                                                                  836
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   21,987
                                                                             -----------------
Net assets                                                                   $        456,043
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29           354  $        456         1.25%         31.6%
12/31/2016          0.98             1             1         1.25%         -0.8%
12/31/2015          0.99             0             0         1.25%         -1.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0  $          0         1.00%         32.0%
12/31/2016          0.98             0             0         1.00%         -0.5%
12/31/2015          0.99             0             0         1.00%         -1.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0  $          0         0.75%         32.3%
12/31/2016          0.98             0             0         0.75%         -0.3%
12/31/2015          0.99             0             0         0.75%         -1.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0  $          0         0.50%         32.6%
12/31/2016          0.99             0             0         0.50%          0.0%
12/31/2015          0.99             0             0         0.50%         -1.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0  $          0         0.25%         32.9%
12/31/2016          0.99             0             0         0.25%          0.2%
12/31/2015          0.99             0             0         0.25%         -1.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0  $          0         0.00%         33.3%
12/31/2016          0.99             0             0         0.00%          0.5%
12/31/2015          0.99             0             0         0.00%         -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            PNC MULTI-FACTOR SMALL CAP CORE FUND A CLASS - 69351J389

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        346,965  $       332,710           13,287
                                                       ===============  ===============
Receivables: investments sold                   1,840
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        348,805
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       348,805         284,247  $         1.23
Band 100                                        --              --            1.23
Band 75                                         --              --            1.24
Band 50                                         --              --            1.25
Band 25                                         --              --            1.25
Band 0                                          --              --            1.26
                                   ---------------  --------------
 Total                             $       348,805         284,247
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (2,163)
                                                                             -----------------
Net investment income (loss)                                                           (2,163)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,293
Realized gain distributions                                                             4,176
Net change in unrealized appreciation (depreciation)                                   13,767
                                                                             -----------------
Net gain (loss)                                                                        19,236
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         17,073
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,163)  $             23
Net realized gain (loss)                                            1,293                 --
Realized gain distributions                                         4,176                 --
Net change in unrealized appreciation (depreciation)               13,767                488
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  17,073                511
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          350,365             14,181
Cost of units redeemed                                            (33,313)                --
Account charges                                                       (12)                --
                                                         -----------------  ----------------
Increase (decrease)                                               317,040             14,181
                                                         -----------------  ----------------
Net increase (decrease)                                           334,113             14,692
Net assets, beginning                                              14,692                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        348,805   $         14,692
                                                         =================  ================

Units sold                                                        300,511             13,266
Units redeemed                                                    (29,530)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           270,981             13,266
Units outstanding, beginning                                       13,266                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         284,247             13,266
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        364,546
Cost of units redeemed/account charges                                                (33,325)
Net investment income (loss)                                                           (2,140)
Net realized gain (loss)                                                                1,293
Realized gain distributions                                                             4,176
Net change in unrealized appreciation (depreciation)                                   14,255
                                                                             -----------------
Net assets                                                                   $        348,805
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23           284  $        349         1.25%         10.8%
12/31/2016          1.11            13            15         1.25%         15.7%
12/31/2015          0.96             0             0         1.25%         -4.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0  $          0         1.00%         11.1%
12/31/2016          1.11             0             0         1.00%         16.0%
12/31/2015          0.96             0             0         1.00%         -4.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0  $          0         0.75%         11.4%
12/31/2016          1.11             0             0         0.75%         16.3%
12/31/2015          0.96             0             0         0.75%         -4.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0  $          0         0.50%         11.6%
12/31/2016          1.12             0             0         0.50%         16.6%
12/31/2015          0.96             0             0         0.50%         -4.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0  $          0         0.25%         11.9%
12/31/2016          1.12             0             0         0.25%         16.9%
12/31/2015          0.96             0             0         0.25%         -4.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0  $          0         0.00%         12.2%
12/31/2016          1.12             0             0         0.00%         17.2%
12/31/2015          0.96             0             0         0.00%         -4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.6%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            PNC MULTI-FACTOR SMALL CAP CORE FUND I CLASS - 69351J413

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        337,200  $       303,859           12,802
                                                       ===============  ===============
Receivables: investments sold                   1,417
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        338,617
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       338,617         274,263  $         1.23
Band 100                                        --              --            1.24
Band 75                                         --              --            1.25
Band 50                                         --              --            1.25
Band 25                                         --              --            1.26
Band 0                                          --              --            1.27
                                   ---------------  --------------
 Total                             $       338,617         274,263
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            743
Mortality & expense charges                                                            (3,129)
                                                                             -----------------
Net investment income (loss)                                                           (2,386)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  677
Realized gain distributions                                                             4,019
Net change in unrealized appreciation (depreciation)                                   30,195
                                                                             -----------------
Net gain (loss)                                                                        34,891
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         32,505
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (2,386)  $            101
Net realized gain (loss)                                               677                  3
Realized gain distributions                                          4,019                 --
Net change in unrealized appreciation (depreciation)                30,195              3,146
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   32,505              3,250
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           277,588             31,888
Cost of units redeemed                                              (5,969)               (13)
Account charges                                                       (632)                --
                                                          -----------------  -----------------
Increase (decrease)                                                270,987             31,875
                                                          -----------------  -----------------
Net increase (decrease)                                            303,492             35,125
Net assets, beginning                                               35,125                 --
                                                          -----------------  -----------------
Net assets, ending                                        $        338,617   $         35,125
                                                          =================  =================

Units sold                                                         248,550             31,628
Units redeemed                                                      (5,903)               (12)
                                                          -----------------  -----------------
Net increase (decrease)                                            242,647             31,616
Units outstanding, beginning                                        31,616                 --
                                                          -----------------  -----------------
Units outstanding, ending                                          274,263             31,616
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        309,476
Cost of units redeemed/account charges                                                 (6,614)
Net investment income (loss)                                                           (2,285)
Net realized gain (loss)                                                                  680
Realized gain distributions                                                             4,019
Net change in unrealized appreciation (depreciation)                                   33,341
                                                                             -----------------
Net assets                                                                   $        338,617
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23           274  $        339         1.25%         11.1%
12/31/2016          1.11            32            35         1.25%         16.1%
12/31/2015          0.96             0             0         1.25%         -4.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0  $          0         1.00%         11.4%
12/31/2016          1.11             0             0         1.00%         16.4%
12/31/2015          0.96             0             0         1.00%         -4.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0  $          0         0.75%         11.7%
12/31/2016          1.12             0             0         0.75%         16.7%
12/31/2015          0.96             0             0         0.75%         -4.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0  $          0         0.50%         12.0%
12/31/2016          1.12             0             0         0.50%         17.0%
12/31/2015          0.96             0             0         0.50%         -4.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0  $          0         0.25%         12.2%
12/31/2016          1.12             0             0         0.25%         17.3%
12/31/2015          0.96             0             0         0.25%         -4.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0  $          0         0.00%         12.5%
12/31/2016          1.13             0             0         0.00%         17.5%
12/31/2015          0.96             0             0         0.00%         -4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        1.1%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       PRINCIPAL BOND MARKET INDEX FUND R3 CLASS - 742553415 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============


                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/23/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         1.25%          1.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         1.00%          1.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.75%          1.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.50%          1.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.25%          2.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.00%          2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   PRINCIPAL INTERNATIONAL EQUITY INDEX FUND R3 CLASS - 742553357 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.15
Band 100                                        --              --            1.15
Band 75                                         --              --            1.15
Band 50                                         --              --            1.16
Band 25                                         --              --            1.16
Band 0                                          --              --            1.16
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/23/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         1.25%         14.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         1.00%         15.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         0.75%         15.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         0.50%         15.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         0.25%         15.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         0.00%         16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            PRINCIPAL MIDCAP S&P 400 INDEX FUND R3 CLASS - 74251T131

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      733,037   $       746,031           33,582
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (596)
                                     ---------------
Net assets                           $      732,441
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       692,363         619,626  $         1.12
Band 100                                    27,024          24,138            1.12
Band 75                                         --              --            1.12
Band 50                                     13,054          11,615            1.12
Band 25                                         --              --            1.13
Band 0                                          --              --            1.13
                                   ---------------  --------------
 Total                             $       732,441         655,379
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          4,732
Mortality & expense charges                                                           (4,377)
                                                                            -----------------
Net investment income (loss)                                                             355
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              38,224
Realized gain distributions                                                           40,951
Net change in unrealized appreciation (depreciation)                                 (12,994)
                                                                            -----------------
Net gain (loss)                                                                       66,181
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         66,536
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            355   $             --
Net realized gain (loss)                                           38,224                 --
Realized gain distributions                                        40,951                 --
Net change in unrealized appreciation (depreciation)              (12,994)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  66,536                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,392,282                 --
Cost of units redeemed                                           (726,352)                --
Account charges                                                       (25)                --
                                                         -----------------  ----------------
Increase (decrease)                                               665,905                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           732,441                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        732,441   $             --
                                                         =================  ================

Units sold                                                      1,312,297                 --
Units redeemed                                                   (656,918)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           655,379                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         655,379                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,392,282
Cost of units redeemed/account charges                                              (726,377)
Net investment income (loss)                                                             355
Net realized gain (loss)                                                              38,224
Realized gain distributions                                                           40,951
Net change in unrealized appreciation (depreciation)                                 (12,994)
                                                                            -----------------
Net assets                                                                  $        732,441
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/23/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12           620  $        692         1.25%         11.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12            24  $         27         1.00%         12.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         0.75%         12.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12            12  $         13         0.50%         12.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0  $          0         0.25%         12.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0  $          0         0.00%         12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           PRINCIPAL SMALLCAP S&P 600 INDEX FUND R3 CLASS - 74253J180

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      756,043   $       754,648           27,342
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (304)
                                     ---------------
Net assets                           $      755,739
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       726,963         644,253  $         1.13
Band 100                                    28,123          24,875            1.13
Band 75                                         --              --            1.13
Band 50                                        653             575            1.13
Band 25                                         --              --            1.14
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $       755,739         669,703
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          4,516
Mortality & expense charges                                                            (3,381)
                                                                             -----------------
Net investment income (loss)                                                            1,135
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                9,424
Realized gain distributions                                                            38,704
Net change in unrealized appreciation (depreciation)                                    1,395
                                                                             -----------------
Net gain (loss)                                                                        49,523
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         50,658
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,135   $             --
Net realized gain (loss)                                            9,424                 --
Realized gain distributions                                        38,704                 --
Net change in unrealized appreciation (depreciation)                1,395                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  50,658                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          829,492                 --
Cost of units redeemed                                           (124,393)                --
Account charges                                                       (18)                --
                                                         -----------------  ----------------
Increase (decrease)                                               705,081                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           755,739                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        755,739   $             --
                                                         =================  ================

Units sold                                                        781,491                 --
Units redeemed                                                   (111,788)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           669,703                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         669,703                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        829,492
Cost of units redeemed/account charges                                               (124,411)
Net investment income (loss)                                                            1,135
Net realized gain (loss)                                                                9,424
Realized gain distributions                                                            38,704
Net change in unrealized appreciation (depreciation)                                    1,395
                                                                             -----------------
Net assets                                                                   $        755,739
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/23/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13           644  $        727         1.25%         12.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13            25  $         28         1.00%         13.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0  $          0         0.75%         13.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             1  $          1         0.50%         13.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0  $          0         0.25%         13.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0  $          0         0.00%         13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             PRUDENTIAL FINANCIAL SERVICES FUND A CLASS - 74441P106

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       240,212  $        223,360           16,759
                                                      ================  ===============
Receivables: investments sold                    285
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       240,497
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       206,870         128,727  $         1.61
Band 100                                    33,627          20,509            1.64
Band 75                                         --              --            1.67
Band 50                                         --              --            1.71
Band 25                                         --              --            1.74
Band 0                                          --              --            1.78
                                   ---------------  --------------
 Total                             $       240,497         149,236
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          2,825
Mortality & expense charges                                                            (2,218)
                                                                             -----------------
Net investment income (loss)                                                              607
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,362
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   28,625
                                                                             -----------------

Net gain (loss)                                                                        31,987
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         32,594
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            607   $            229
Net realized gain (loss)                                            3,362            (67,070)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               28,625             51,304
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  32,594            (15,537)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          162,401             37,237
Cost of units redeemed                                            (62,875)          (149,587)
Account charges                                                       (33)               (66)
                                                         -----------------  -----------------
Increase (decrease)                                                99,493           (112,416)
                                                         -----------------  -----------------
Net increase (decrease)                                           132,087           (127,953)
Net assets, beginning                                             108,410            236,363
                                                         -----------------  -----------------
Net assets, ending                                       $        240,497   $        108,410
                                                         =================  =================

Units sold                                                        112,689             30,002
Units redeemed                                                    (45,063)          (129,758)
                                                         -----------------  -----------------
Net increase (decrease)                                            67,626            (99,756)
Units outstanding, beginning                                       81,610            181,366
                                                         -----------------  -----------------
Units outstanding, ending                                         149,236             81,610
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,086,242
Cost of units redeemed/account charges                                               (875,229)
Net investment income (loss)                                                            2,703
Net realized gain (loss)                                                              (62,103)
Realized gain distributions                                                            72,032
Net change in unrealized appreciation (depreciation)                                   16,852
                                                                             -----------------
Net assets                                                                   $        240,497
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.61           129  $        207         1.25%         21.6%
12/31/2016          1.32            56            75         1.25%          1.7%
12/31/2015          1.30           147           191         1.25%        -12.4%
12/31/2014          1.48           199           296         1.25%         -6.8%
12/31/2013          1.59           253           402         1.25%         27.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.64            21  $         34         1.00%         21.9%
12/31/2016          1.34            25            34         1.00%          2.0%
12/31/2015          1.32            33            43         1.00%        -12.2%
12/31/2014          1.50            29            43         1.00%         -6.6%
12/31/2013          1.61             1             1         1.00%         27.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.67             0  $          0         0.75%         22.2%
12/31/2016          1.37             0             0         0.75%          2.2%
12/31/2015          1.34             0             0         0.75%        -11.9%
12/31/2014          1.52             0             0         0.75%         -6.4%
12/31/2013          1.62             0             0         0.75%         27.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.71             0  $          0         0.50%         22.6%
12/31/2016          1.39             0             0         0.50%          2.5%
12/31/2015          1.36             0             0         0.50%        -11.7%
12/31/2014          1.54             0             0         0.50%         -6.1%
12/31/2013          1.64             0             0         0.50%         28.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.74             0  $          0         0.25%         22.9%
12/31/2016          1.42             0             0         0.25%          2.7%
12/31/2015          1.38             0             0         0.25%        -11.5%
12/31/2014          1.56             0             0         0.25%         -5.9%
12/31/2013          1.66             0             0         0.25%         28.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78             0  $          0         0.00%         23.2%
12/31/2016          1.44             0             0         0.00%          3.0%
12/31/2015          1.40             1             2         0.00%        -11.3%
12/31/2014          1.58             2             3         0.00%         -5.7%
12/31/2013          1.67             3             4         0.00%         28.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        0.9%
    2015        1.5%
    2014        1.4%
    2013        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             PRUDENTIAL FINANCIAL SERVICES FUND Z CLASS - 74441P403

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        156,033  $       136,884           10,554
                                                       ===============  ===============
Receivables: investments sold                      66
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        156,099
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       156,099          94,881  $         1.65
Band 100                                        --              --            1.68
Band 75                                         --              --            1.71
Band 50                                         --              --            1.75
Band 25                                         --              --            1.78
Band 0                                          --              --            1.82
                                   ---------------  --------------
 Total                             $       156,099          94,881
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          2,315
Mortality & expense charges                                                           (2,930)
                                                                            -----------------
Net investment income (loss)                                                            (615)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              16,891
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  33,421
                                                                            -----------------
Net gain (loss)                                                                       50,312
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         49,697
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (615)  $          2,787
Net realized gain (loss)                                           16,891            (39,835)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               33,421             32,579
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  49,697             (4,469)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           72,189            201,402
Cost of units redeemed                                           (239,766)          (111,678)
Account charges                                                       (38)               (22)
                                                         -----------------  -----------------
Increase (decrease)                                              (167,615)            89,702
                                                         -----------------  -----------------
Net increase (decrease)                                          (117,918)            85,233
Net assets, beginning                                             274,017            188,784
                                                         -----------------  -----------------
Net assets, ending                                       $        156,099   $        274,017
                                                         =================  =================

Units sold                                                         46,257            151,999
Units redeemed                                                   (154,580)           (91,674)
                                                         -----------------  -----------------
Net increase (decrease)                                          (108,323)            60,325
Units outstanding, beginning                                      203,204            142,879
                                                         -----------------  -----------------
Units outstanding, ending                                          94,881            203,204
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        964,406
Cost of units redeemed/account charges                                               (855,967)
Net investment income (loss)                                                            6,086
Net realized gain (loss)                                                              (40,483)
Realized gain distributions                                                            62,908
Net change in unrealized appreciation (depreciation)                                   19,149
                                                                             -----------------
Net assets                                                                   $        156,099
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.65            95  $        156         1.25%         22.0%
12/31/2016          1.35           203           274         1.25%          2.1%
12/31/2015          1.32           143           189         1.25%        -12.2%
12/31/2014          1.50           234           353         1.25%         -6.6%
12/31/2013          1.61           214           344         1.25%         27.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.68             0  $          0         1.00%         22.3%
12/31/2016          1.37             0             0         1.00%          2.3%
12/31/2015          1.34             0             0         1.00%        -11.9%
12/31/2014          1.52             0             0         1.00%         -6.4%
12/31/2013          1.63             0             0         1.00%         27.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.71             0  $          0         0.75%         22.6%
12/31/2016          1.40             0             0         0.75%          2.6%
12/31/2015          1.36             0             0         0.75%        -11.7%
12/31/2014          1.54             0             0         0.75%         -6.1%
12/31/2013          1.64             0             0         0.75%         28.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.75             0  $          0         0.50%         22.9%
12/31/2016          1.42             0             0         0.50%          2.8%
12/31/2015          1.38             0             0         0.50%        -11.5%
12/31/2014          1.56             0             0         0.50%         -5.9%
12/31/2013          1.66             0             0         0.50%         28.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78             0  $          0         0.25%         23.2%
12/31/2016          1.45             0             0         0.25%          3.1%
12/31/2015          1.40             0             0         0.25%        -11.3%
12/31/2014          1.58             0             0         0.25%         -5.7%
12/31/2013          1.68             0             0         0.25%         28.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.82             0  $          0         0.00%         23.5%
12/31/2016          1.47             0             0         0.00%          3.3%
12/31/2015          1.42             0             0         0.00%        -11.0%
12/31/2014          1.60             0             0         0.00%         -5.4%
12/31/2013          1.69             0             0         0.00%         29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        2.1%
    2015        1.5%
    2014        1.7%
    2013        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             PRUDENTIAL GLOBAL REAL ESTATE FUND A CLASS - 744336108

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       752,744   $       751,422           31,056
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (3,047)
                                     ----------------
Net assets                           $       749,697
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       630,568         362,172  $         1.74
Band 100                                   119,129          67,136            1.77
Band 75                                         --              --            1.81
Band 50                                         --              --            1.84
Band 25                                         --              --            1.88
Band 0                                          --              --            1.91
                                   ---------------  --------------
 Total                             $       749,697         429,308
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $         21,017
Mortality & expense charges                                                             (9,036)
                                                                              -----------------
Net investment income (loss)                                                            11,981
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (6,281)
Realized gain distributions                                                             12,687
Net change in unrealized appreciation (depreciation)                                    53,992
                                                                              -----------------
Net gain (loss)                                                                         60,398
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         72,379
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         11,981   $         14,303
Net realized gain (loss)                                            (6,281)           (15,288)
Realized gain distributions                                         12,687              9,505
Net change in unrealized appreciation (depreciation)                53,992            (14,575)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   72,379             (6,055)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           249,811            192,436
Cost of units redeemed                                            (322,427)          (374,175)
Account charges                                                       (539)              (438)
                                                          -----------------  -----------------
Increase (decrease)                                                (73,155)          (182,177)
                                                          -----------------  -----------------
Net increase (decrease)                                               (776)          (188,232)
Net assets, beginning                                              750,473            938,705
                                                          -----------------  -----------------
Net assets, ending                                        $        749,697   $        750,473
                                                          =================  =================

Units sold                                                         154,797            123,552
Units redeemed                                                    (196,729)          (237,231)
                                                          -----------------  -----------------
Net increase (decrease)                                            (41,932)          (113,679)
Units outstanding, beginning                                       471,240            584,919
                                                          -----------------  -----------------
Units outstanding, ending                                          429,308            471,240
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     3,219,234
Cost of units redeemed/account charges                                           (2,786,119)
Net investment income (loss)                                                         80,559
Net realized gain (loss)                                                            197,633
Realized gain distributions                                                          37,068
Net change in unrealized appreciation (depreciation)                                  1,322
                                                                            ----------------
Net assets                                                                  $       749,697
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.74           362  $        631         1.25%          9.7%
12/31/2016          1.59           380           603         1.25%         -0.7%
12/31/2015          1.60           468           749         1.25%         -1.4%
12/31/2014          1.62           435           706         1.25%         12.6%
12/31/2013          1.44           564           813         1.25%          2.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77            67  $        119         1.00%         10.0%
12/31/2016          1.61            92           148         1.00%         -0.5%
12/31/2015          1.62           108           174         1.00%         -1.2%
12/31/2014          1.64           112           183         1.00%         12.9%
12/31/2013          1.45             0             0         1.00%          2.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.81             0  $          0         0.75%         10.2%
12/31/2016          1.64             0             0         0.75%         -0.2%
12/31/2015          1.64             0             0         0.75%         -0.9%
12/31/2014          1.66             0             0         0.75%         13.2%
12/31/2013          1.47             0             0         0.75%          2.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.84             0  $          0         0.50%         10.5%
12/31/2016          1.67             0             0         0.50%          0.0%
12/31/2015          1.67             0             0         0.50%         -0.7%
12/31/2014          1.68             0             0         0.50%         13.5%
12/31/2013          1.48             0             0         0.50%          3.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88             0  $          0         0.25%         10.8%
12/31/2016          1.70             0             0         0.25%          0.3%
12/31/2015          1.69             0             0         0.25%         -0.4%
12/31/2014          1.70             0             0         0.25%         13.7%
12/31/2013          1.49             0             0         0.25%          3.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91             0  $          0         0.00%         11.1%
12/31/2016          1.72             0             0         0.00%          0.5%
12/31/2015          1.71             9            16         0.00%         -0.2%
12/31/2014          1.72           233           400         0.00%         14.0%
12/31/2013          1.51             6            10         0.00%          3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.8%
    2016        2.9%
    2015        1.6%
    2014        3.1%
    2013        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             PRUDENTIAL GLOBAL REAL ESTATE FUND Z CLASS - 744336504

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      7,203,230  $     6,909,602          297,464
                                                       ===============  ===============
Receivables: investments sold                   7,304
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      7,210,534
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,210,534       4,046,992  $          1.78
Band 100                                         --              --             1.82
Band 75                                          --              --             1.85
Band 50                                          --              --             1.89
Band 25                                          --              --             1.92
Band 0                                           --              --             1.96
                                    ---------------  --------------
 Total                              $     7,210,534       4,046,992
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        221,558
Mortality & expense charges                                                          (91,672)
                                                                            -----------------
Net investment income (loss)                                                         129,886
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              40,458
Realized gain distributions                                                          122,016
Net change in unrealized appreciation (depreciation)                                 460,125
                                                                            -----------------
Net gain (loss)                                                                      622,599
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        752,485
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        129,886   $        225,160
Net realized gain (loss)                                           40,458             49,825
Realized gain distributions                                       122,016            118,939
Net change in unrealized appreciation (depreciation)              460,125           (417,063)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 752,485            (23,139)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,770,802          3,008,886
Cost of units redeemed                                         (5,127,295)        (2,024,935)
Account charges                                                   (32,124)           (23,958)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,388,617)           959,993
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,636,132)           936,854
Net assets, beginning                                           9,846,666          8,909,812
                                                         -----------------  -----------------
Net assets, ending                                       $      7,210,534   $      9,846,666
                                                         =================  =================

Units sold                                                      1,935,952          1,828,816
Units redeemed                                                 (3,854,915)        (1,252,067)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,918,963)           576,749
Units outstanding, beginning                                    5,965,955          5,389,206
                                                         -----------------  -----------------
Units outstanding, ending                                       4,046,992          5,965,955
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    26,539,340
Cost of units redeemed/account charges                                          (21,694,426)
Net investment income (loss)                                                        884,380
Net realized gain (loss)                                                            805,187
Realized gain distributions                                                         382,425
Net change in unrealized appreciation (depreciation)                                293,628
                                                                            ----------------
Net assets                                                                  $     7,210,534
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78         4,047  $      7,211         1.25%         10.0%
12/31/2016          1.62         4,632         7,501         1.25%         -0.4%
12/31/2015          1.63         4,126         6,707         1.25%         -1.2%
12/31/2014          1.64         3,770         6,200         1.25%         13.0%
12/31/2013          1.46         1,925         2,802         1.25%          2.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.82             0  $          0         1.00%         10.3%
12/31/2016          1.65             0             0         1.00%         -0.1%
12/31/2015          1.65             0             0         1.00%         -0.9%
12/31/2014          1.66             0             0         1.00%         13.3%
12/31/2013          1.47             0             0         1.00%          2.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0  $          0         0.75%         10.6%
12/31/2016          1.67             0             0         0.75%          0.1%
12/31/2015          1.67             0             0         0.75%         -0.7%
12/31/2014          1.68             0             0         0.75%         13.6%
12/31/2013          1.48             0             0         0.75%          3.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89             0  $          0         0.50%         10.9%
12/31/2016          1.70             0             0         0.50%          0.4%
12/31/2015          1.70             0             0         0.50%         -0.4%
12/31/2014          1.70             0             0         0.50%         13.8%
12/31/2013          1.50             0             0         0.50%          3.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.92             0  $          0         0.25%         11.1%
12/31/2016          1.73             0             0         0.25%          0.6%
12/31/2015          1.72             0             0         0.25%         -0.2%
12/31/2014          1.72             0             0         0.25%         14.1%
12/31/2013          1.51             0             0         0.25%          3.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.96             0  $          0         0.00%         11.4%
12/31/2016          1.76         1,334         2,346         0.00%          0.9%
12/31/2015          1.74         1,264         2,203         0.00%          0.1%
12/31/2014          1.74         1,819         3,168         0.00%         14.4%
12/31/2013          1.52         1,978         3,012         0.00%          3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.6%
    2016        3.3%
    2015        1.8%
    2014        3.5%
    2013        2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 PRUDENTIAL HIGH YIELD FUND A CLASS - 74440Y108

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     5,318,107   $     5,308,419          962,700
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,002)
                                     ----------------
Net assets                           $     5,314,105
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,713,333       2,321,614  $          1.60
Band 100                                  1,439,267         882,966             1.63
Band 75                                          --              --             1.66
Band 50                                          --              --             1.69
Band 25                                          --              --             1.73
Band 0                                      161,505          91,836             1.76
                                    ---------------  --------------
 Total                              $     5,314,105       3,296,416
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        339,706
Mortality & expense charges                                                          (65,190)
                                                                            -----------------
Net investment income (loss)                                                         274,516
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              19,995
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  60,034
                                                                            -----------------
Net gain (loss)                                                                       80,029
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        354,545
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        274,516   $        285,836
Net realized gain (loss)                                           19,995           (135,651)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               60,034            558,412
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 354,545            708,597
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,478,664          1,863,599
Cost of units redeemed                                         (2,095,049)        (2,363,840)
Account charges                                                    (3,608)            (3,168)
                                                         -----------------  -----------------
Increase (decrease)                                              (619,993)          (503,409)
                                                         -----------------  -----------------
Net increase (decrease)                                          (265,448)           205,188
Net assets, beginning                                           5,579,553          5,374,365
                                                         -----------------  -----------------
Net assets, ending                                       $      5,314,105   $      5,579,553
                                                         =================  =================

Units sold                                                        960,652          1,315,760
Units redeemed                                                 (1,340,304)        (1,670,568)
                                                         -----------------  -----------------
Net increase (decrease)                                          (379,652)          (354,808)
Units outstanding, beginning                                    3,676,068          4,030,876
                                                         -----------------  -----------------
Units outstanding, ending                                       3,296,416          3,676,068
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     15,213,599
Cost of units redeemed/account charges                                           (11,131,503)
Net investment income (loss)                                                       1,352,501
Net realized gain (loss)                                                            (130,180)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                   9,688
                                                                            -----------------
Net assets                                                                  $      5,314,105
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.60         2,322  $      3,713         1.25%          6.2%
12/31/2016          1.51         2,652         3,996         1.25%         13.6%
12/31/2015          1.33         3,043         4,036         1.25%         -4.1%
12/31/2014          1.38         3,100         4,286         1.25%          1.3%
12/31/2013          1.36         3,114         4,250         1.25%          5.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.63           883  $      1,439         1.00%          6.4%
12/31/2016          1.53           874         1,339         1.00%         13.9%
12/31/2015          1.34           853         1,148         1.00%         -3.8%
12/31/2014          1.40           618           864         1.00%          1.6%
12/31/2013          1.38             0             0         1.00%          5.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.66             0  $          0         0.75%          6.7%
12/31/2016          1.56             0             0         0.75%         14.2%
12/31/2015          1.36             0             0         0.75%         -3.6%
12/31/2014          1.41             0             0         0.75%          1.8%
12/31/2013          1.39             0             0         0.75%          6.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.69             0  $          0         0.50%          7.0%
12/31/2016          1.58             0             0         0.50%         14.5%
12/31/2015          1.38             0             0         0.50%         -3.4%
12/31/2014          1.43             0             0         0.50%          2.1%
12/31/2013          1.40             0             0         0.50%          6.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.73             0  $          0         0.25%          7.2%
12/31/2016          1.61             0             0         0.25%         14.7%
12/31/2015          1.40             0             0         0.25%         -3.1%
12/31/2014          1.45             0             0         0.25%          2.3%
12/31/2013          1.41             0             0         0.25%          6.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.76            92  $        162         0.00%          7.5%
12/31/2016          1.64           150           245         0.00%         15.0%
12/31/2015          1.42           134           191         0.00%         -2.9%
12/31/2014          1.46            90           132         0.00%          2.6%
12/31/2013          1.43             0             0         0.00%          7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        6.2%
    2016        6.4%
    2015        6.6%
    2014        6.1%
    2013        6.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 PRUDENTIAL HIGH YIELD FUND Z CLASS - 74440Y801

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    22,118,287  $     21,862,236        4,010,249
                                                      ================  ===============
Receivables: investments sold                 58,393
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    22,176,680
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   21,141,025      12,943,915  $          1.63
Band 100                                        --              --             1.66
Band 75                                         --              --             1.70
Band 50                                         --              --             1.73
Band 25                                         --              --             1.76
Band 0                                   1,035,655         576,699             1.80
                                    --------------  --------------
 Total                              $   22,176,680      13,520,614
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $      1,326,837
Mortality & expense charges                                                         (252,189)
                                                                            -----------------
Net investment income (loss)                                                       1,074,648
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              76,515
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 178,067
                                                                            -----------------
Net gain (loss)                                                                      254,582
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      1,329,230
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $      1,074,648   $        924,656
Net realized gain (loss)                                           76,515           (268,987)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              178,067          1,505,529
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,329,230          2,161,198
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,299,338          8,705,963
Cost of units redeemed                                         (4,976,189)        (5,661,739)
Account charges                                                    (7,461)            (4,377)
                                                         -----------------  -----------------
Increase (decrease)                                               315,688          3,039,847
                                                         -----------------  -----------------
Net increase (decrease)                                         1,644,918          5,201,045
Net assets, beginning                                          20,531,762         15,330,717
                                                         -----------------  -----------------
Net assets, ending                                       $     22,176,680   $     20,531,762
                                                         =================  =================

Units sold                                                      3,375,326          7,165,044
Units redeemed                                                 (3,169,853)        (5,218,814)
                                                         -----------------  -----------------
Net increase (decrease)                                           205,473          1,946,230
Units outstanding, beginning                                   13,315,141         11,368,911
                                                         -----------------  -----------------
Units outstanding, ending                                      13,520,614         13,315,141
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     46,887,512
Cost of units redeemed/account charges                                           (29,068,140)
Net investment income (loss)                                                       4,302,817
Net realized gain (loss)                                                            (201,560)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 256,051
                                                                            -----------------
Net assets                                                                  $     22,176,680
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.63        12,944  $     21,141         1.25%          6.4%
12/31/2016          1.53        12,543        19,246         1.25%         13.9%
12/31/2015          1.35        11,179        15,056         1.25%         -3.8%
12/31/2014          1.40         7,385        10,339         1.25%          1.6%
12/31/2013          1.38         7,203         9,929         1.25%          5.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.66             0  $          0         1.00%          6.7%
12/31/2016          1.56             0             0         1.00%         14.2%
12/31/2015          1.37             0             0         1.00%         -3.6%
12/31/2014          1.42             0             0         1.00%          1.8%
12/31/2013          1.39             0             0         1.00%          6.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.70             0  $          0         0.75%          7.0%
12/31/2016          1.59             0             0         0.75%         14.5%
12/31/2015          1.39             0             0         0.75%         -3.3%
12/31/2014          1.43             0             0         0.75%          2.1%
12/31/2013          1.40             0             0         0.75%          6.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.73             0  $          0         0.50%          7.2%
12/31/2016          1.61             0             0         0.50%         14.8%
12/31/2015          1.40             0             0         0.50%         -3.1%
12/31/2014          1.45             0             0         0.50%          2.3%
12/31/2013          1.42             0             0         0.50%          6.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.76             0  $          0         0.25%          7.5%
12/31/2016          1.64             0             0         0.25%         15.1%
12/31/2015          1.42             0             0         0.25%         -2.8%
12/31/2014          1.47             0             0         0.25%          2.6%
12/31/2013          1.43             0             0         0.25%          7.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80           577  $      1,036         0.00%          7.8%
12/31/2016          1.67           772         1,286         0.00%         15.3%
12/31/2015          1.44           190           274         0.00%         -2.6%
12/31/2014          1.48           163           241         0.00%          2.8%
12/31/2013          1.44           565           814         0.00%          7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        6.2%
    2016        6.3%
    2015        6.7%
    2014        7.0%
    2013        6.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              PRUDENTIAL JENNISON 20/20 FOCUS A CLASS - 74440G107

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       323,199  $        348,705           22,145
                                                      ================  ===============
Receivables: investments sold                    120
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       323,319
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       156,244          72,728  $         2.15
Band 100                                   167,075          76,306            2.19
Band 75                                         --              --            2.23
Band 50                                         --              --            2.27
Band 25                                         --              --            2.32
Band 0                                          --              --            2.36
                                   ---------------  --------------
 Total                             $       323,319         149,034
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                             (3,255)
                                                                              -----------------
Net investment income (loss)                                                            (3,255)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (6,345)
Realized gain distributions                                                             56,026
Net change in unrealized appreciation (depreciation)                                    18,568
                                                                              -----------------
Net gain (loss)                                                                         68,249
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         64,994
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (3,255)  $         (3,153)
Net realized gain (loss)                                            (6,345)           (22,085)
Realized gain distributions                                         56,026             24,993
Net change in unrealized appreciation (depreciation)                18,568              1,716
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   64,994              1,471
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            31,142             37,860
Cost of units redeemed                                             (56,109)           (88,752)
Account charges                                                        (23)               (61)
                                                          -----------------  -----------------
Increase (decrease)                                                (24,990)           (50,953)
                                                          -----------------  -----------------
Net increase (decrease)                                             40,004            (49,482)
Net assets, beginning                                              283,315            332,797
                                                          -----------------  -----------------
Net assets, ending                                        $        323,319   $        283,315
                                                          =================  =================

Units sold                                                          15,575             23,255
Units redeemed                                                     (30,095)           (55,777)
                                                          -----------------  -----------------
Net increase (decrease)                                            (14,520)           (32,522)
Units outstanding, beginning                                       163,554            196,076
                                                          -----------------  -----------------
Units outstanding, ending                                          149,034            163,554
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        819,185
Cost of units redeemed/account charges                                                (684,404)
Net investment income (loss)                                                           (22,487)
Net realized gain (loss)                                                                (3,158)
Realized gain distributions                                                            239,689
Net change in unrealized appreciation (depreciation)                                   (25,506)
                                                                              -----------------
Net assets                                                                    $        323,319
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.15            73  $        156         1.25%         25.0%
12/31/2016          1.72            85           145         1.25%          1.9%
12/31/2015          1.69           109           183         1.25%          3.2%
12/31/2014          1.63           126           207         1.25%          5.0%
12/31/2013          1.56           271           422         1.25%         27.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.19            76  $        167         1.00%         25.3%
12/31/2016          1.75            79           138         1.00%          2.1%
12/31/2015          1.71            87           149         1.00%          3.5%
12/31/2014          1.65            96           159         1.00%          5.2%
12/31/2013          1.57             0             0         1.00%         27.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.23             0  $          0         0.75%         25.6%
12/31/2016          1.78             0             0         0.75%          2.4%
12/31/2015          1.73             0             0         0.75%          3.7%
12/31/2014          1.67             0             0         0.75%          5.5%
12/31/2013          1.59             0             0         0.75%         27.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.27             0  $          0         0.50%         26.0%
12/31/2016          1.81             0             0         0.50%          2.6%
12/31/2015          1.76             0             0         0.50%          4.0%
12/31/2014          1.69             0             0         0.50%          5.8%
12/31/2013          1.60             0             0         0.50%         28.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.32             0  $          0         0.25%         26.3%
12/31/2016          1.84             0             0         0.25%          2.9%
12/31/2015          1.78             0             0         0.25%          4.2%
12/31/2014          1.71             0             0         0.25%          6.0%
12/31/2013          1.61             0             0         0.25%         28.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.36             0  $          0         0.00%         26.6%
12/31/2016          1.87             0             0         0.00%          3.2%
12/31/2015          1.81             0             0         0.00%          4.5%
12/31/2014          1.73             0             0         0.00%          6.3%
12/31/2013          1.63             0             0         0.00%         28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              PRUDENTIAL JENNISON 20/20 FOCUS Z CLASS - 74440G404

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         2.20
Band 100                                        --              --            2.24
Band 75                                         --              --            2.28
Band 50                                         --              --            2.33
Band 25                                         --              --            2.37
Band 0                                          --              --            2.42
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $            (21)
Net realized gain (loss)                                               --               (773)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                560
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations                      --               (234)
                                                         ----------------   -----------------

Contract owner transactions:
Proceeds from units sold                                               --                803
Cost of units redeemed                                                 --             (5,377)
Account charges                                                        --                 --
                                                         ----------------   -----------------
Increase (decrease)                                                    --             (4,574)
                                                         ----------------   -----------------
Net increase (decrease)                                                --             (4,808)
Net assets, beginning                                                  --              4,808
                                                         ----------------   -----------------
Net assets, ending                                       $             --   $             --
                                                         ================   =================

Units sold                                                             --                506
Units redeemed                                                         --             (3,310)
                                                         ----------------   -----------------
Net increase (decrease)                                                --             (2,804)
Units outstanding, beginning                                           --              2,804
                                                         ----------------   -----------------
Units outstanding, ending                                              --                 --
                                                         ================   =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        531,215
Cost of units redeemed/account charges                                              (627,596)
Net investment income (loss)                                                         (12,945)
Net realized gain (loss)                                                              20,953
Realized gain distributions                                                           88,373
Net change in unrealized appreciation (depreciation)                                      --
                                                                            -----------------
Net assets                                                                  $             --
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.20             0  $          0         1.25%         25.3%
12/31/2016          1.75             0             0         1.25%          2.2%
12/31/2015          1.71             3             5         1.25%          3.5%
12/31/2014          1.66             1             2         1.25%          5.3%
12/31/2013          1.57           246           387         1.25%         27.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.24             0  $          0         1.00%         25.6%
12/31/2016          1.78             0             0         1.00%          2.5%
12/31/2015          1.74             0             0         1.00%          3.7%
12/31/2014          1.68             0             0         1.00%          5.5%
12/31/2013          1.59             0             0         1.00%         28.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.28             0  $          0         0.75%         26.0%
12/31/2016          1.81             0             0         0.75%          2.8%
12/31/2015          1.76             0             0         0.75%          4.0%
12/31/2014          1.70             0             0         0.75%          5.8%
12/31/2013          1.60             0             0         0.75%         28.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.33             0  $          0         0.50%         26.3%
12/31/2016          1.84             0             0         0.50%          3.0%
12/31/2015          1.79             0             0         0.50%          4.2%
12/31/2014          1.72             0             0         0.50%          6.1%
12/31/2013          1.62             0             0         0.50%         28.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.37             0  $          0         0.25%         26.6%
12/31/2016          1.87             0             0         0.25%          3.3%
12/31/2015          1.81             0             0         0.25%          4.5%
12/31/2014          1.74             0             0         0.25%          6.3%
12/31/2013          1.63             0             0         0.25%         28.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.42             0  $          0         0.00%         26.9%
12/31/2016          1.90             0             0         0.00%          3.5%
12/31/2015          1.84             0             0         0.00%          4.8%
12/31/2014          1.76             0             0         0.00%          6.6%
12/31/2013          1.65             0             0         0.00%         29.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.1%
    2014        0.0%
    2013        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          PRUDENTIAL JENNISON HEALTH SCIENCES FUND A CLASS - 74441P502

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     2,082,775   $     2,068,092           46,423
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,527)
                                     ----------------
Net assets                           $     2,080,248
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,317,245         340,591  $          3.87
Band 100                                   763,003         193,366             3.95
Band 75                                         --              --             4.03
Band 50                                         --              --             4.11
Band 25                                         --              --             4.19
Band 0                                          --              --             4.28
                                    --------------  --------------
 Total                              $    2,080,248         533,957
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (24,819)
                                                                            -----------------
Net investment income (loss)                                                         (24,819)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (190,562)
Realized gain distributions                                                           96,272
Net change in unrealized appreciation (depreciation)                                 666,472
                                                                            -----------------
Net gain (loss)                                                                      572,182
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        547,363
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (24,819)  $        (31,663)
Net realized gain (loss)                                         (190,562)          (639,629)
Realized gain distributions                                        96,272             75,301
Net change in unrealized appreciation (depreciation)              666,472            (57,315)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 547,363           (653,306)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          678,477            399,327
Cost of units redeemed                                         (1,228,312)        (1,824,713)
Account charges                                                      (338)              (534)
                                                         -----------------  -----------------
Increase (decrease)                                              (550,173)        (1,425,920)
                                                         -----------------  -----------------
Net increase (decrease)                                            (2,810)        (2,079,226)
Net assets, beginning                                           2,083,058          4,162,284
                                                         -----------------  -----------------
Net assets, ending                                       $      2,080,248   $      2,083,058
                                                         =================  =================

Units sold                                                        199,739            147,669
Units redeemed                                                   (359,104)          (622,792)
                                                         -----------------  -----------------
Net increase (decrease)                                          (159,365)          (475,123)
Units outstanding, beginning                                      693,322          1,168,445
                                                         -----------------  -----------------
Units outstanding, ending                                         533,957            693,322
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      8,355,208
Cost of units redeemed/account charges                                             (7,325,027)
Net investment income (loss)                                                         (151,450)
Net realized gain (loss)                                                              (45,858)
Realized gain distributions                                                         1,232,692
Net change in unrealized appreciation (depreciation)                                   14,683
                                                                             -----------------
Net assets                                                                   $      2,080,248
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.87           341  $      1,317         1.25%         29.4%
12/31/2016          2.99           492         1,471         1.25%        -15.7%
12/31/2015          3.55           828         2,935         1.25%          3.7%
12/31/2014          3.42           530         1,814         1.25%         33.8%
12/31/2013          2.56           676         1,727         1.25%         53.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.95           193  $        763         1.00%         29.7%
12/31/2016          3.04           201           612         1.00%        -15.5%
12/31/2015          3.60           341         1,227         1.00%          4.0%
12/31/2014          3.46           250           866         1.00%         34.1%
12/31/2013          2.58             3             7         1.00%         54.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.03             0  $          0         0.75%         30.0%
12/31/2016          3.10             0             0         0.75%        -15.3%
12/31/2015          3.66             0             0         0.75%          4.3%
12/31/2014          3.51             0             0         0.75%         34.4%
12/31/2013          2.61             0             0         0.75%         54.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.11             0  $          0         0.50%         30.4%
12/31/2016          3.15             0             0         0.50%        -15.1%
12/31/2015          3.71             0             0         0.50%          4.5%
12/31/2014          3.55             0             0         0.50%         34.8%
12/31/2013          2.63             0             0         0.50%         55.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.19             0  $          0         0.25%         30.7%
12/31/2016          3.21             0             0         0.25%        -14.9%
12/31/2015          3.77             0             0         0.25%          4.8%
12/31/2014          3.60             0             0         0.25%         35.1%
12/31/2013          2.66             0             0         0.25%         55.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.28             0  $          0         0.00%         31.0%
12/31/2016          3.26             0             0         0.00%        -14.7%
12/31/2015          3.82             0             0         0.00%          5.0%
12/31/2014          3.64             0             0         0.00%         35.4%
12/31/2013          2.69             0             0         0.00%         55.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          PRUDENTIAL JENNISON HEALTH SCIENCES FUND Z CLASS - 74441P866

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     6,029,434  $      5,663,183          122,726
                                                      ================  ===============
Receivables: investments sold                 16,061
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     6,045,495
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,045,495       1,526,828  $          3.96
Band 100                                         --              --             4.04
Band 75                                          --              --             4.12
Band 50                                          --              --             4.21
Band 25                                          --              --             4.29
Band 0                                           --              --             4.38
                                    ---------------  --------------
 Total                              $     6,045,495       1,526,828
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (63,932)
                                                                             -----------------
Net investment income (loss)                                                          (63,932)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,183
Realized gain distributions                                                           257,586
Net change in unrealized appreciation (depreciation)                                1,083,000
                                                                             -----------------
Net gain (loss)                                                                     1,343,769
                                                                             -----------------

Increase (decrease) in net assets from operations                            $      1,279,837
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (63,932)  $        (51,744)
Net realized gain (loss)                                            3,183           (209,826)
Realized gain distributions                                       257,586            136,002
Net change in unrealized appreciation (depreciation)            1,083,000           (600,750)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,279,837           (726,318)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,461,121          1,432,944
Cost of units redeemed                                           (811,474)        (1,303,261)
Account charges                                                      (238)              (433)
                                                         -----------------  -----------------
Increase (decrease)                                               649,409            129,250
                                                         -----------------  -----------------
Net increase (decrease)                                         1,929,246           (597,068)
Net assets, beginning                                           4,116,249          4,713,317
                                                         -----------------  -----------------
Net assets, ending                                       $      6,045,495   $      4,116,249
                                                         =================  =================

Units sold                                                        407,792            477,606
Units redeemed                                                   (230,060)          (434,438)
                                                         -----------------  -----------------
Net increase (decrease)                                           177,732             43,168
Units outstanding, beginning                                    1,349,096          1,305,928
                                                         -----------------  -----------------
Units outstanding, ending                                       1,526,828          1,349,096
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     7,949,150
Cost of units redeemed/account charges                                           (3,892,141)
Net investment income (loss)                                                       (221,161)
Net realized gain (loss)                                                            290,548
Realized gain distributions                                                       1,552,848
Net change in unrealized appreciation (depreciation)                                366,251
                                                                            ----------------
Net assets                                                                  $     6,045,495
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.96         1,527  $      6,045         1.25%         29.8%
12/31/2016          3.05         1,349         4,116         1.25%        -15.5%
12/31/2015          3.61         1,306         4,713         1.25%          4.0%
12/31/2014          3.47           978         3,391         1.25%         34.2%
12/31/2013          2.59           730         1,888         1.25%         54.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.04             0  $          0         1.00%         30.1%
12/31/2016          3.11             0             0         1.00%        -15.3%
12/31/2015          3.66             0             0         1.00%          4.3%
12/31/2014          3.51             0             0         1.00%         34.5%
12/31/2013          2.61             0             0         1.00%         54.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.12             0  $          0         0.75%         30.4%
12/31/2016          3.16             0             0         0.75%        -15.0%
12/31/2015          3.72             0             0         0.75%          4.6%
12/31/2014          3.56             0             0         0.75%         34.8%
12/31/2013          2.64             0             0         0.75%         55.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.21             0  $          0         0.50%         30.7%
12/31/2016          3.22             0             0         0.50%        -14.8%
12/31/2015          3.78             0             0         0.50%          4.8%
12/31/2014          3.60             0             0         0.50%         35.2%
12/31/2013          2.66             0             0         0.50%         55.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.29             0  $          0         0.25%         31.1%
12/31/2016          3.27             0             0         0.25%        -14.6%
12/31/2015          3.83             0             0         0.25%          5.1%
12/31/2014          3.65             0             0         0.25%         35.5%
12/31/2013          2.69             0             0         0.25%         55.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.38             0  $          0         0.00%         31.4%
12/31/2016          3.33             0             0         0.00%        -14.4%
12/31/2015          3.89             0             0         0.00%          5.4%
12/31/2014          3.69             0             0         0.00%         35.9%
12/31/2013          2.72             0             0         0.00%         56.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          PRUDENTIAL JENNISON MID CAP GROWTH FUND A CLASS - 74441C105

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     4,689,211   $     4,745,371          132,799
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (5,367)
                                     ----------------
Net assets                           $     4,683,844
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,585,233       1,594,857  $          2.25
Band 100                                  1,098,611         478,997             2.29
Band 75                                          --              --             2.34
Band 50                                          --              --             2.39
Band 25                                          --              --             2.44
Band 0                                           --              --             2.49
                                    ---------------  --------------
 Total                              $     4,683,844       2,073,854
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (55,951)
                                                                             -----------------
Net investment income (loss)                                                          (55,951)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (10,611)
Realized gain distributions                                                           600,557
Net change in unrealized appreciation (depreciation)                                  361,320
                                                                             -----------------
Net gain (loss)                                                                       951,266
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        895,315
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (55,951)  $        (65,752)
Net realized gain (loss)                                          (10,611)          (168,520)
Realized gain distributions                                       600,557            322,903
Net change in unrealized appreciation (depreciation)              361,320             22,223
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 895,315            110,854
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          982,694            983,647
Cost of units redeemed                                         (2,050,537)        (2,392,460)
Account charges                                                    (1,622)            (1,626)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,069,465)        (1,410,439)
                                                         -----------------  -----------------
Net increase (decrease)                                          (174,150)        (1,299,585)
Net assets, beginning                                           4,857,994          6,157,579
                                                         -----------------  -----------------
Net assets, ending                                       $      4,683,844   $      4,857,994
                                                         =================  =================

Units sold                                                        502,345            542,774
Units redeemed                                                 (1,027,021)        (1,326,711)
                                                         -----------------  -----------------
Net increase (decrease)                                          (524,676)          (783,937)
Units outstanding, beginning                                    2,598,530          3,382,467
                                                         -----------------  -----------------
Units outstanding, ending                                       2,073,854          2,598,530
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    13,706,735
Cost of units redeemed/account charges                                          (11,387,746)
Net investment income (loss)                                                       (352,481)
Net realized gain (loss)                                                            465,594
Realized gain distributions                                                       2,307,902
Net change in unrealized appreciation (depreciation)                                (56,160)
                                                                            ----------------
Net assets                                                                  $     4,683,844
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.25         1,595  $      3,585         1.25%         20.8%
12/31/2016          1.86         1,968         3,664         1.25%          2.5%
12/31/2015          1.82         2,751         4,993         1.25%         -3.9%
12/31/2014          1.89         2,825         5,338         1.25%          7.8%
12/31/2013          1.75         2,865         5,022         1.25%         26.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.29           479  $      1,099         1.00%         21.1%
12/31/2016          1.89           630         1,194         1.00%          2.8%
12/31/2015          1.84           632         1,164         1.00%         -3.7%
12/31/2014          1.91           603         1,153         1.00%          8.1%
12/31/2013          1.77             2             4         1.00%         26.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.34             0  $          0         0.75%         21.4%
12/31/2016          1.93             0             0         0.75%          3.1%
12/31/2015          1.87             0             0         0.75%         -3.4%
12/31/2014          1.94             0             0         0.75%          8.3%
12/31/2013          1.79             0             0         0.75%         26.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.39             0  $          0         0.50%         21.7%
12/31/2016          1.96             0             0         0.50%          3.3%
12/31/2015          1.90             0             0         0.50%         -3.2%
12/31/2014          1.96             0             0         0.50%          8.6%
12/31/2013          1.81             0             0         0.50%         27.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.44             0  $          0         0.25%         22.0%
12/31/2016          2.00             0             0         0.25%          3.6%
12/31/2015          1.93             0             0         0.25%         -3.0%
12/31/2014          1.99             0             0         0.25%          8.9%
12/31/2013          1.82             0             0         0.25%         27.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.49             0  $          0         0.00%         22.3%
12/31/2016          2.03             0             0         0.00%          3.8%
12/31/2015          1.96             0             0         0.00%         -2.7%
12/31/2014          2.01             0             0         0.00%          9.2%
12/31/2013          1.84             0             0         0.00%         27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          PRUDENTIAL JENNISON MID CAP GROWTH FUND Z CLASS - 74441C808

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     12,863,448  $    12,407,061          338,168
                                                       ===============  ===============
Receivables: investments sold                   7,233
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     12,870,681
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   12,870,681        5,591,142  $         2.30
Band 100                                        --               --            2.35
Band 75                                         --               --            2.40
Band 50                                         --               --            2.44
Band 25                                         --               --            2.49
Band 0                                          --               --            2.54
                                    --------------  ---------------
 Total                              $   12,870,681        5,591,142
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                         (181,705)
                                                                            -----------------
Net investment income (loss)                                                        (181,705)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,091,852
Realized gain distributions                                                        1,537,972
Net change in unrealized appreciation (depreciation)                                 695,343
                                                                            -----------------
Net gain (loss)                                                                    3,325,167
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      3,143,462
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (181,705)  $       (193,233)
Net realized gain (loss)                                        1,091,852             73,086
Realized gain distributions                                     1,537,972          1,117,170
Net change in unrealized appreciation (depreciation)              695,343           (434,849)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,143,462            562,174
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,616,200          2,896,578
Cost of units redeemed                                        (11,626,841)        (3,301,522)
Account charges                                                    (7,272)           (11,678)
                                                         -----------------  -----------------
Increase (decrease)                                            (9,017,913)          (416,622)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,874,451)           145,552
Net assets, beginning                                          18,745,132         18,599,580
                                                         -----------------  -----------------
Net assets, ending                                       $     12,870,681   $     18,745,132
                                                         =================  =================

Units sold                                                      1,243,305          2,624,031
Units redeemed                                                 (5,385,766)        (2,847,780)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,142,461)          (223,749)
Units outstanding, beginning                                    9,733,603          9,957,352
                                                         -----------------  -----------------
Units outstanding, ending                                       5,591,142          9,733,603
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     39,611,034
Cost of units redeemed/account charges                                           (36,146,489)
Net investment income (loss)                                                      (1,039,102)
Net realized gain (loss)                                                           3,143,449
Realized gain distributions                                                        6,845,402
Net change in unrealized appreciation (depreciation)                                 456,387
                                                                            -----------------
Net assets                                                                  $     12,870,681
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.30         5,591  $     12,871         1.25%         21.1%
12/31/2016          1.90         8,300        15,771         1.25%          2.8%
12/31/2015          1.85         8,574        15,842         1.25%         -3.6%
12/31/2014          1.92         8,525        16,343         1.25%          8.1%
12/31/2013          1.77         8,590        15,235         1.25%         26.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.35             0  $          0         1.00%         21.5%
12/31/2016          1.93             0             0         1.00%          3.1%
12/31/2015          1.88             0             0         1.00%         -3.4%
12/31/2014          1.94             0             0         1.00%          8.4%
12/31/2013          1.79             0             0         1.00%         26.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.40             0  $          0         0.75%         21.8%
12/31/2016          1.97             0             0         0.75%          3.3%
12/31/2015          1.90             0             0         0.75%         -3.1%
12/31/2014          1.97             0             0         0.75%          8.6%
12/31/2013          1.81             0             0         0.75%         27.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.44             0  $          0         0.50%         22.1%
12/31/2016          2.00             0             0         0.50%          3.6%
12/31/2015          1.93             0             0         0.50%         -2.9%
12/31/2014          1.99             0             0         0.50%          8.9%
12/31/2013          1.83             0             0         0.50%         27.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.49             0  $          0         0.25%         22.4%
12/31/2016          2.04             0             0         0.25%          3.9%
12/31/2015          1.96             0             0         0.25%         -2.6%
12/31/2014          2.02             0             0         0.25%          9.2%
12/31/2013          1.85             0             0         0.25%         27.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.54             0  $          0         0.00%         22.7%
12/31/2016          2.07         1,433         2,974         0.00%          4.1%
12/31/2015          1.99         1,384         2,757         0.00%         -2.4%
12/31/2014          2.04         1,246         2,543         0.00%          9.4%
12/31/2013          1.87         1,710         3,189         0.00%         28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         PRUDENTIAL JENNISON NATURAL RESOURCES FUND A CLASS - 74441K107

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $       445,668   $      419,615           10,958
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (18,825)
                                     ----------------
Net assets                           $       426,843
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       376,723         455,460  $         0.83
Band 100                                    50,120          59,392            0.84
Band 75                                         --              --            0.86
Band 50                                         --              --            0.88
Band 25                                         --              --            0.90
Band 0                                          --              --            0.91
                                   ---------------  --------------
 Total                             $       426,843         514,852
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                             (5,835)
                                                                              -----------------
Net investment income (loss)                                                            (5,835)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (4,941)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    20,255
                                                                              -----------------
Net gain (loss)                                                                         15,314
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          9,479
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,835)  $            109
Net realized gain (loss)                                           (4,941)          (142,903)
Realized gain distributions                                            --                311
Net change in unrealized appreciation (depreciation)               20,255            295,842
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   9,479            153,359
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           72,184            323,471
Cost of units redeemed                                           (295,622)          (405,301)
Account charges                                                      (194)              (113)
                                                         -----------------  -----------------
Increase (decrease)                                              (223,632)           (81,943)
                                                         -----------------  -----------------
Net increase (decrease)                                          (214,153)            71,416
Net assets, beginning                                             640,996            569,580
                                                         -----------------  -----------------
Net assets, ending                                       $        426,843   $        640,996
                                                         =================  =================

Units sold                                                         92,085            597,018
Units redeemed                                                   (377,528)          (737,155)
                                                         -----------------  -----------------
Net increase (decrease)                                          (285,443)          (140,137)
Units outstanding, beginning                                      800,295            940,432
                                                         -----------------  -----------------
Units outstanding, ending                                         514,852            800,295
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      3,094,388
Cost of units redeemed/account charges                                            (2,332,611)
Net investment income (loss)                                                         (45,233)
Net realized gain (loss)                                                            (316,065)
Realized gain distributions                                                              311
Net change in unrealized appreciation (depreciation)                                  26,053
                                                                            -----------------
Net assets                                                                  $        426,843
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.83           455  $        377         1.25%          3.7%
12/31/2016          0.80           629           502         1.25%         32.6%
12/31/2015          0.60           805           485         1.25%        -30.3%
12/31/2014          0.86           856           739         1.25%        -20.9%
12/31/2013          1.09           847           925         1.25%          8.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.84            59  $         50         1.00%          3.9%
12/31/2016          0.81           171           139         1.00%         32.9%
12/31/2015          0.61            76            46         1.00%        -30.1%
12/31/2014          0.87            58            51         1.00%        -20.7%
12/31/2013          1.10             0             0         1.00%          8.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.86             0  $          0         0.75%          4.2%
12/31/2016          0.83             0             0         0.75%         33.2%
12/31/2015          0.62             0             0         0.75%        -29.9%
12/31/2014          0.89             0             0         0.75%        -20.5%
12/31/2013          1.11             0             0         0.75%          8.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.88             0  $          0         0.50%          4.4%
12/31/2016          0.84             0             0         0.50%         33.6%
12/31/2015          0.63             0             0         0.50%        -29.8%
12/31/2014          0.90             0             0         0.50%        -20.3%
12/31/2013          1.13             0             0         0.50%          9.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.90             0  $          0         0.25%          4.7%
12/31/2016          0.86             0             0         0.25%         33.9%
12/31/2015          0.64             0             0         0.25%        -29.6%
12/31/2014          0.91             0             0         0.25%        -20.1%
12/31/2013          1.14             0             0         0.25%          9.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.91             0  $          0         0.00%          5.0%
12/31/2016          0.87             0             0         0.00%         34.2%
12/31/2015          0.65            59            38         0.00%        -29.4%
12/31/2014          0.92            39            36         0.00%        -19.9%
12/31/2013          1.15            19            22         0.00%          9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        1.1%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         PRUDENTIAL JENNISON NATURAL RESOURCES FUND Z CLASS - 74441K503

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       942,295   $       854,584           23,187
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,119)
                                     ----------------
Net assets                           $       941,176
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      941,176       1,110,661  $          0.85
Band 100                                        --              --             0.86
Band 75                                         --              --             0.88
Band 50                                         --              --             0.90
Band 25                                         --              --             0.92
Band 0                                          --              --             0.94
                                    --------------  --------------
 Total                              $      941,176       1,110,661
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (10,970)
                                                                             -----------------
Net investment income (loss)                                                          (10,970)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (26,755)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   60,392
                                                                             -----------------
Net gain (loss)                                                                        33,637
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         22,667
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (10,970)  $          3,636
Net realized gain (loss)                                          (26,755)          (308,221)
Realized gain distributions                                            --                550
Net change in unrealized appreciation (depreciation)               60,392            638,430
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  22,667            334,395
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          438,942            483,649
Cost of units redeemed                                           (476,928)          (958,197)
Account charges                                                    (1,412)            (1,438)
                                                         -----------------  -----------------
Increase (decrease)                                               (39,398)          (475,986)
                                                         -----------------  -----------------
Net increase (decrease)                                           (16,731)          (141,591)
Net assets, beginning                                             957,907          1,099,498
                                                         -----------------  -----------------
Net assets, ending                                       $        941,176   $        957,907
                                                         =================  =================

Units sold                                                        564,276            707,071
Units redeemed                                                   (629,107)        (1,325,404)
                                                         -----------------  -----------------
Net increase (decrease)                                           (64,831)          (618,333)
Units outstanding, beginning                                    1,175,492          1,793,825
                                                         -----------------  -----------------
Units outstanding, ending                                       1,110,661          1,175,492
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      5,190,991
Cost of units redeemed/account charges                                            (3,829,793)
Net investment income (loss)                                                         (74,765)
Net realized gain (loss)                                                            (433,518)
Realized gain distributions                                                              550
Net change in unrealized appreciation (depreciation)                                  87,711
                                                                            -----------------
Net assets                                                                  $        941,176
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.85         1,111  $        941         1.25%          4.0%
12/31/2016          0.81         1,175           958         1.25%         33.0%
12/31/2015          0.61         1,794         1,099         1.25%        -30.1%
12/31/2014          0.88         1,444         1,266         1.25%        -20.7%
12/31/2013          1.11         1,292         1,428         1.25%          8.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.86             0  $          0         1.00%          4.2%
12/31/2016          0.83             0             0         1.00%         33.3%
12/31/2015          0.62             0             0         1.00%        -29.9%
12/31/2014          0.89             0             0         1.00%        -20.5%
12/31/2013          1.12             0             0         1.00%          9.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.88             0  $          0         0.75%          4.5%
12/31/2016          0.84             0             0         0.75%         33.6%
12/31/2015          0.63             0             0         0.75%        -29.7%
12/31/2014          0.90             0             0         0.75%        -20.3%
12/31/2013          1.13             0             0         0.75%          9.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.90             0  $          0         0.50%          4.8%
12/31/2016          0.86             0             0         0.50%         33.9%
12/31/2015          0.64             0             0         0.50%        -29.6%
12/31/2014          0.91             0             0         0.50%        -20.1%
12/31/2013          1.14             0             0         0.50%          9.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.92             0  $          0         0.25%          5.0%
12/31/2016          0.87             0             0         0.25%         34.3%
12/31/2015          0.65             0             0         0.25%        -29.4%
12/31/2014          0.92             0             0         0.25%        -19.9%
12/31/2013          1.15             0             0         0.25%          9.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.94             0  $          0         0.00%          5.3%
12/31/2016          0.89             0             0         0.00%         34.6%
12/31/2015          0.66             0             0         0.00%        -29.2%
12/31/2014          0.93             0             0         0.00%        -19.7%
12/31/2013          1.16             0             0         0.00%         10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        1.7%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       PRUDENTIAL JENNISON FOCUSED GROWTH A CLASS - 74440K504 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.49
Band 100                                        --              --            1.50
Band 75                                         --              --            1.52
Band 50                                         --              --            1.53
Band 25                                         --              --            1.54
Band 0                                          --              --            1.56
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49             0  $          0         1.25%         34.2%
12/31/2016          1.11             0             0         1.25%         -4.8%
12/31/2015          1.17             0             0         1.25%         11.1%
12/31/2014          1.05             0             0         1.25%          5.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.50             0  $          0         1.00%         34.5%
12/31/2016          1.12             0             0         1.00%         -4.6%
12/31/2015          1.17             0             0         1.00%         11.3%
12/31/2014          1.05             0             0         1.00%          5.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.52             0  $          0         0.75%         34.8%
12/31/2016          1.13             0             0         0.75%         -4.4%
12/31/2015          1.18             0             0         0.75%         11.6%
12/31/2014          1.05             0             0         0.75%          5.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.53             0  $          0         0.50%         35.2%
12/31/2016          1.13             0             0         0.50%         -4.1%
12/31/2015          1.18             0             0         0.50%         11.9%
12/31/2014          1.06             0             0         0.50%          5.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.54             0  $          0         0.25%         35.5%
12/31/2016          1.14             0             0         0.25%         -3.9%
12/31/2015          1.19             0             0         0.25%         12.2%
12/31/2014          1.06             0             0         0.25%          5.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.56             0  $          0         0.00%         35.8%
12/31/2016          1.15             0             0         0.00%         -3.6%
12/31/2015          1.19             0             0         0.00%         12.5%
12/31/2014          1.06             0             0         0.00%          5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             PRUDENTIAL JENNISON FOCUSED GROWTH Z CLASS - 74440K868

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $            12  $             12                7
                                                      ================  ===============
Receivables: investments sold                    103
Payables: investments purchased                   --
                                     ---------------
Net assets                           $           115
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           115              76  $         1.50
Band 100                                        --              --            1.52
Band 75                                         --              --            1.53
Band 50                                         --              --            1.54
Band 25                                         --              --            1.56
Band 0                                          --              --            1.57
                                   ---------------  --------------
 Total                             $           115              76
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                               (48)
                                                                             -----------------
Net investment income (loss)                                                              (48)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  464
Realized gain distributions                                                               340
Net change in unrealized appreciation (depreciation)                                      563
                                                                             -----------------
Net gain (loss)                                                                         1,367
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          1,319
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            (48)  $            (89)
Net realized gain (loss)                                               464                  1
Realized gain distributions                                            340              1,030
Net change in unrealized appreciation (depreciation)                   563               (563)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    1,319                379
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             3,302             10,714
Cost of units redeemed                                              (7,383)            (8,216)
Account charges                                                         --                 --
                                                          -----------------  -----------------
Increase (decrease)                                                 (4,081)             2,498
                                                          -----------------  -----------------
Net increase (decrease)                                             (2,762)             2,877
Net assets, beginning                                                2,877                 --
                                                          -----------------  -----------------
Net assets, ending                                        $            115   $          2,877
                                                          =================  =================

Units sold                                                           2,800              9,921
Units redeemed                                                      (5,297)            (7,348)
                                                          -----------------  -----------------
Net increase (decrease)                                             (2,497)             2,573
Units outstanding, beginning                                         2,573                 --
                                                          -----------------  -----------------
Units outstanding, ending                                               76              2,573
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         14,016
Cost of units redeemed/account charges                                                (15,599)
Net investment income (loss)                                                             (137)
Net realized gain (loss)                                                                  465
Realized gain distributions                                                             1,370
Net change in unrealized appreciation (depreciation)                                       --
                                                                             -----------------
Net assets                                                                   $            115
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.50             0  $          0         1.25%         34.5%
12/31/2016          1.12             3             3         1.25%         -4.7%
12/31/2015          1.17             0             0         1.25%         11.4%
12/31/2014          1.05             0             0         1.25%          5.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.52             0  $          0         1.00%         34.9%
12/31/2016          1.13             0             0         1.00%         -4.4%
12/31/2015          1.18             0             0         1.00%         11.7%
12/31/2014          1.05             0             0         1.00%          5.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.53             0  $          0         0.75%         35.2%
12/31/2016          1.13             0             0         0.75%         -4.2%
12/31/2015          1.18             0             0         0.75%         11.9%
12/31/2014          1.06             0             0         0.75%          5.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.54             0  $          0         0.50%         35.5%
12/31/2016          1.14             0             0         0.50%         -4.0%
12/31/2015          1.19             0             0         0.50%         12.2%
12/31/2014          1.06             0             0         0.50%          5.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.56             0  $          0         0.25%         35.9%
12/31/2016          1.15             0             0         0.25%         -3.7%
12/31/2015          1.19             0             0         0.25%         12.5%
12/31/2014          1.06             0             0         0.25%          5.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.57             0  $          0         0.00%         36.2%
12/31/2016          1.15             0             0         0.00%         -3.5%
12/31/2015          1.20             0             0         0.00%         12.8%
12/31/2014          1.06             0             0         0.00%          6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             PRUDENTIAL JENNISON SMALL COMPANY A CLASS - 74441N101

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       527,793  $        513,270           21,178
                                                      ================  ===============
Receivables: investments sold                    407
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       528,200
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       528,200         289,499  $         1.82
Band 100                                        --              --            1.85
Band 75                                         --              --            1.88
Band 50                                         --              --            1.92
Band 25                                         --              --            1.95
Band 0                                          --              --            1.98
                                   ---------------  --------------
 Total                             $       528,200         289,499
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            207
Mortality & expense charges                                                           (8,353)
                                                                            -----------------
Net investment income (loss)                                                          (8,146)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              40,973
Realized gain distributions                                                           39,855
Net change in unrealized appreciation (depreciation)                                  29,774
                                                                            -----------------
Net gain (loss)                                                                      110,602
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        102,456
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (8,146)  $         (5,109)
Net realized gain (loss)                                           40,973            (90,767)
Realized gain distributions                                        39,855             33,158
Net change in unrealized appreciation (depreciation)               29,774            145,088
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 102,456             82,370
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          361,272            316,939
Cost of units redeemed                                           (669,141)          (433,492)
Account charges                                                      (375)              (209)
                                                         -----------------  -----------------
Increase (decrease)                                              (308,244)          (116,762)
                                                         -----------------  -----------------
Net increase (decrease)                                          (205,788)           (34,392)
Net assets, beginning                                             733,988            768,380
                                                         -----------------  -----------------
Net assets, ending                                       $        528,200   $        733,988
                                                         =================  =================

Units sold                                                        213,188            224,082
Units redeemed                                                   (398,277)          (305,068)
                                                         -----------------  -----------------
Net increase (decrease)                                          (185,089)           (80,986)
Units outstanding, beginning                                      474,588            555,574
                                                         -----------------  -----------------
Units outstanding, ending                                         289,499            474,588
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,548,023
Cost of units redeemed/account charges                                            (2,364,295)
Net investment income (loss)                                                         (33,597)
Net realized gain (loss)                                                              51,598
Realized gain distributions                                                          311,948
Net change in unrealized appreciation (depreciation)                                  14,523
                                                                            -----------------
Net assets                                                                  $        528,200
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.82           289  $        528         1.25%         18.0%
12/31/2016          1.55           475           734         1.25%         11.8%
12/31/2015          1.38           556           768         1.25%         -5.0%
12/31/2014          1.46           392           571         1.25%          6.5%
12/31/2013          1.37           475           649         1.25%         32.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0  $          0         1.00%         18.3%
12/31/2016          1.57             0             0         1.00%         12.1%
12/31/2015          1.40             0             0         1.00%         -4.8%
12/31/2014          1.47             0             0         1.00%          6.8%
12/31/2013          1.38             0             0         1.00%         32.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88             0  $          0         0.75%         18.6%
12/31/2016          1.59             0             0         0.75%         12.4%
12/31/2015          1.41             0             0         0.75%         -4.5%
12/31/2014          1.48             0             0         0.75%          7.0%
12/31/2013          1.38             0             0         0.75%         33.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.92             0  $          0         0.50%         18.9%
12/31/2016          1.61             0             0         0.50%         12.7%
12/31/2015          1.43             0             0         0.50%         -4.3%
12/31/2014          1.50             0             0         0.50%          7.3%
12/31/2013          1.39             0             0         0.50%         33.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95             0  $          0         0.25%         19.2%
12/31/2016          1.63             0             0         0.25%         12.9%
12/31/2015          1.45             0             0         0.25%         -4.1%
12/31/2014          1.51             0             0         0.25%          7.6%
12/31/2013          1.40             0             0         0.25%         33.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0  $          0         0.00%         19.5%
12/31/2016          1.66             0             0         0.00%         13.2%
12/31/2015          1.46             0             0         0.00%         -3.8%
12/31/2014          1.52             0             0         0.00%          7.8%
12/31/2013          1.41             0             0         0.00%         34.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.6%
    2015        0.2%
    2014        0.2%
    2013        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             PRUDENTIAL JENNISON SMALL COMPANY Z CLASS - 74441N408

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,785,823  $      2,572,359          105,313
                                                      ================  ===============
Receivables: investments sold                 39,737
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,825,560
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,825,560       1,522,019  $          1.86
Band 100                                         --              --             1.89
Band 75                                          --              --             1.92
Band 50                                          --              --             1.95
Band 25                                          --              --             1.98
Band 0                                           --              --             2.01
                                    ---------------  --------------
 Total                              $     2,825,560       1,522,019
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          7,625
Mortality & expense charges                                                          (26,041)
                                                                            -----------------
Net investment income (loss)                                                         (18,416)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              31,115
Realized gain distributions                                                          184,704
Net change in unrealized appreciation (depreciation)                                 153,858
                                                                            -----------------
Net gain (loss)                                                                      369,677
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        351,261
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (18,416)  $        (12,945)
Net realized gain (loss)                                           31,115           (686,702)
Realized gain distributions                                       184,704             73,415
Net change in unrealized appreciation (depreciation)              153,858            875,033
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 351,261            248,801
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          986,402            876,550
Cost of units redeemed                                           (242,896)        (2,957,246)
Account charges                                                    (2,653)            (4,198)
                                                         -----------------  -----------------
Increase (decrease)                                               740,853         (2,084,894)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,092,114         (1,836,093)
Net assets, beginning                                           1,733,446          3,569,539
                                                         -----------------  -----------------
Net assets, ending                                       $      2,825,560   $      1,733,446
                                                         =================  =================

Units sold                                                        566,738            641,025
Units redeemed                                                   (148,361)        (2,086,486)
                                                         -----------------  -----------------
Net increase (decrease)                                           418,377         (1,445,461)
Units outstanding, beginning                                    1,103,642          2,549,103
                                                         -----------------  -----------------
Units outstanding, ending                                       1,522,019          1,103,642
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     11,224,177
Cost of units redeemed/account charges                                            (9,120,775)
Net investment income (loss)                                                         (68,948)
Net realized gain (loss)                                                            (709,361)
Realized gain distributions                                                        1,287,003
Net change in unrealized appreciation (depreciation)                                 213,464
                                                                            -----------------
Net assets                                                                  $      2,825,560
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.86         1,522  $      2,826         1.25%         18.2%
12/31/2016          1.57         1,104         1,733         1.25%         12.2%
12/31/2015          1.40         2,549         3,570         1.25%         -4.7%
12/31/2014          1.47         2,172         3,194         1.25%          6.8%
12/31/2013          1.38         1,655         2,279         1.25%         32.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.89             0  $          0         1.00%         18.5%
12/31/2016          1.59             0             0         1.00%         12.4%
12/31/2015          1.42             0             0         1.00%         -4.5%
12/31/2014          1.48             0             0         1.00%          7.0%
12/31/2013          1.39             0             0         1.00%         33.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.92             0  $          0         0.75%         18.8%
12/31/2016          1.61             0             0         0.75%         12.7%
12/31/2015          1.43             0             0         0.75%         -4.3%
12/31/2014          1.50             0             0         0.75%          7.3%
12/31/2013          1.39             0             0         0.75%         33.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95             0  $          0         0.50%         19.1%
12/31/2016          1.64             0             0         0.50%         13.0%
12/31/2015          1.45             0             0         0.50%         -4.0%
12/31/2014          1.51             0             0         0.50%          7.6%
12/31/2013          1.40             0             0         0.50%         33.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0  $          0         0.25%         19.4%
12/31/2016          1.66             0             0         0.25%         13.3%
12/31/2015          1.47             0             0         0.25%         -3.8%
12/31/2014          1.52             0             0         0.25%          7.8%
12/31/2013          1.41             0             0         0.25%         34.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01             0  $          0         0.00%         19.7%
12/31/2016          1.68             0             0         0.00%         13.6%
12/31/2015          1.48             0             0         0.00%         -3.5%
12/31/2014          1.54             0             0         0.00%          8.1%
12/31/2013          1.42             0             0         0.00%         34.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.3%
    2016        0.5%
    2015        0.4%
    2014        0.5%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                PRUDENTIAL QMA MID CAP VALUE A CLASS - 74441L105

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       355,441  $        327,741           15,897
                                                      ================  ===============
Receivables: investments sold                    501
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       355,942
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       355,942         280,722  $         1.27
Band 100                                        --              --            1.28
Band 75                                         --              --            1.29
Band 50                                         --              --            1.30
Band 25                                         --              --            1.31
Band 0                                          --              --            1.32
                                   ---------------  --------------
 Total                             $       355,942         280,722
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          4,672
Mortality & expense charges                                                           (5,126)
                                                                            -----------------
Net investment income (loss)                                                            (454)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              28,579
Realized gain distributions                                                           16,317
Net change in unrealized appreciation (depreciation)                                  (7,091)
                                                                            -----------------
Net gain (loss)                                                                       37,805
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         37,351
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS


                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (454)  $          1,026
Net realized gain (loss)                                           28,579             (3,681)
Realized gain distributions                                        16,317              6,112
Net change in unrealized appreciation (depreciation)               (7,091)            50,450
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  37,351             53,907
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          175,072            244,218
Cost of units redeemed                                           (237,145)           (29,942)
Account charges                                                      (197)               (91)
                                                         -----------------  -----------------
Increase (decrease)                                               (62,270)           214,185
                                                         -----------------  -----------------
Net increase (decrease)                                           (24,919)           268,092
Net assets, beginning                                             380,861            112,769
                                                         -----------------  -----------------
Net assets, ending                                       $        355,942   $        380,861
                                                         =================  =================

Units sold                                                        149,166            246,299
Units redeemed                                                   (201,691)           (31,039)
                                                         -----------------  -----------------
Net increase (decrease)                                           (52,525)           215,260
Units outstanding, beginning                                      333,247            117,987
                                                         -----------------  -----------------
Units outstanding, ending                                         280,722            333,247
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        681,985
Cost of units redeemed/account charges                                              (404,627)
Net investment income (loss)                                                            (509)
Net realized gain (loss)                                                              22,265
Realized gain distributions                                                           29,128
Net change in unrealized appreciation (depreciation)                                  27,700
                                                                            -----------------
Net assets                                                                  $        355,942
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27           281  $        356         1.25%         10.9%
12/31/2016          1.14           333           381         1.25%         19.6%
12/31/2015          0.96           118           113         1.25%         -7.8%
12/31/2014          1.04             0             0         1.25%          3.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0  $          0         1.00%         11.2%
12/31/2016          1.15             0             0         1.00%         19.9%
12/31/2015          0.96             0             0         1.00%         -7.5%
12/31/2014          1.04             0             0         1.00%          3.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0  $          0         0.75%         11.5%
12/31/2016          1.16             0             0         0.75%         20.2%
12/31/2015          0.96             0             0         0.75%         -7.3%
12/31/2014          1.04             0             0         0.75%          3.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0  $          0         0.50%         11.8%
12/31/2016          1.16             0             0         0.50%         20.5%
12/31/2015          0.97             0             0         0.50%         -7.1%
12/31/2014          1.04             0             0         0.50%          4.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0  $          0         0.25%         12.1%
12/31/2016          1.17             0             0         0.25%         20.8%
12/31/2015          0.97             0             0         0.25%         -6.8%
12/31/2014          1.04             0             0         0.25%          4.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0  $          0         0.00%         12.3%
12/31/2016          1.18             0             0         0.00%         21.1%
12/31/2015          0.97             0             0         0.00%         -6.6%
12/31/2014          1.04             0             0         0.00%          4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.7%
    2015        2.2%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                PRUDENTIAL QMA MID CAP VALUE Z CLASS - 74441L709

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     3,090,681   $     2,957,536          136,323
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (9,775)
                                     ----------------
Net assets                           $     3,080,906
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,080,906       2,407,769  $          1.28
Band 100                                         --              --             1.29
Band 75                                          --              --             1.30
Band 50                                          --              --             1.31
Band 25                                          --              --             1.33
Band 0                                           --              --             1.34
                                    ---------------  --------------
 Total                              $     3,080,906       2,407,769
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        45,809
Mortality & expense charges                                                         (35,289)
                                                                            ----------------
Net investment income (loss)                                                         10,520
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            183,673
Realized gain distributions                                                         135,463
Net change in unrealized appreciation (depreciation)                                (60,670)
                                                                            ----------------
Net gain (loss)                                                                     258,466
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       268,986
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         10,520   $          1,807
Net realized gain (loss)                                          183,673           (244,359)
Realized gain distributions                                       135,463             38,746
Net change in unrealized appreciation (depreciation)              (60,670)           648,304
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 268,986            444,498
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,126,051          1,110,458
Cost of units redeemed                                         (1,561,028)        (2,392,760)
Account charges                                                    (7,291)           (10,162)
                                                         -----------------  -----------------
Increase (decrease)                                               557,732         (1,292,464)
                                                         -----------------  -----------------
Net increase (decrease)                                           826,718           (847,966)
Net assets, beginning                                           2,254,188          3,102,154
                                                         -----------------  -----------------
Net assets, ending                                       $      3,080,906   $      2,254,188
                                                         =================  =================

Units sold                                                      1,764,148          1,132,996
Units redeemed                                                 (1,316,152)        (2,406,550)
                                                         -----------------  -----------------
Net increase (decrease)                                           447,996         (1,273,554)
Units outstanding, beginning                                    1,959,773          3,233,327
                                                         -----------------  -----------------
Units outstanding, ending                                       2,407,769          1,959,773
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      6,871,151
Cost of units redeemed/account charges                                             (4,233,426)
Net investment income (loss)                                                           32,483
Net realized gain (loss)                                                              (75,750)
Realized gain distributions                                                           353,303
Net change in unrealized appreciation (depreciation)                                  133,145
                                                                             -----------------
Net assets                                                                   $      3,080,906
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28         2,408  $      3,081         1.25%         11.2%
12/31/2016          1.15         1,960         2,254         1.25%         19.9%
12/31/2015          0.96         3,233         3,102         1.25%         -7.6%
12/31/2014          1.04             7             7         1.25%          3.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0  $          0         1.00%         11.5%
12/31/2016          1.16             0             0         1.00%         20.2%
12/31/2015          0.96             0             0         1.00%         -7.3%
12/31/2014          1.04             0             0         1.00%          3.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0  $          0         0.75%         11.8%
12/31/2016          1.16             0             0         0.75%         20.5%
12/31/2015          0.97             0             0         0.75%         -7.1%
12/31/2014          1.04             0             0         0.75%          4.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0  $          0         0.50%         12.1%
12/31/2016          1.17             0             0         0.50%         20.8%
12/31/2015          0.97             0             0         0.50%         -6.9%
12/31/2014          1.04             0             0         0.50%          4.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0  $          0         0.25%         12.4%
12/31/2016          1.18             0             0         0.25%         21.1%
12/31/2015          0.97             0             0         0.25%         -6.6%
12/31/2014          1.04             0             0         0.25%          4.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0  $          0         0.00%         12.6%
12/31/2016          1.19             0             0         0.00%         21.4%
12/31/2015          0.98             0             0         0.00%         -6.4%
12/31/2014          1.04             0             0         0.00%          4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.7%
    2016        1.1%
    2015        2.6%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                PRUDENTIAL TOTAL RETURN BOND A CLASS - 74440B108

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    11,272,762   $   11,142,045          768,364
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (31,589)
                                     ----------------
Net assets                           $    11,241,173
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $    9,667,051        7,304,366  $         1.32
Band 100                                 1,528,813        1,133,426            1.35
Band 75                                         --               --            1.37
Band 50                                         --               --            1.40
Band 25                                         --               --            1.43
Band 0                                      45,309           31,136            1.46
                                    --------------  ---------------
 Total                              $   11,241,173        8,468,928
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $        312,706
Mortality & expense charges                                                           (140,704)
                                                                              -----------------
Net investment income (loss)                                                           172,002
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (8,033)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   415,420
                                                                              -----------------
Net gain (loss)                                                                        407,387
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        579,389
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $        172,002   $         158,711
Net realized gain (loss)                                            (8,033)             (6,804)
Realized gain distributions                                             --             124,261
Net change in unrealized appreciation (depreciation)               415,420              36,207
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                  579,389             312,375
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                         2,985,690           5,445,031
Cost of units redeemed                                          (4,474,223)         (4,048,930)
Account charges                                                     (9,856)             (8,758)
                                                          -----------------  ------------------
Increase (decrease)                                             (1,498,389)          1,387,343
                                                          -----------------  ------------------
Net increase (decrease)                                           (919,000)          1,699,718
Net assets, beginning                                           12,160,173          10,460,455
                                                          -----------------  ------------------
Net assets, ending                                        $     11,241,173   $      12,160,173
                                                          =================  ==================

Units sold                                                       2,365,717           4,367,286
Units redeemed                                                  (3,511,894)         (3,280,293)
                                                          -----------------  ------------------
Net increase (decrease)                                         (1,146,177)          1,086,993
Units outstanding, beginning                                     9,615,105           8,528,112
                                                          -----------------  ------------------
Units outstanding, ending                                        8,468,928           9,615,105
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $     28,729,711
Cost of units redeemed/account charges                                            (18,501,290)
Net investment income (loss)                                                          705,688
Net realized gain (loss)                                                              (21,347)
Realized gain distributions                                                           197,694
Net change in unrealized appreciation (depreciation)                                  130,717
                                                                             -----------------
Net assets                                                                   $     11,241,173
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32         7,304  $      9,667         1.25%          5.0%
12/31/2016          1.26         8,134        10,251         1.25%          3.2%
12/31/2015          1.22         6,928         8,457         1.25%         -1.5%
12/31/2014          1.24         4,624         5,732         1.25%          5.5%
12/31/2013          1.18         3,419         4,018         1.25%         -2.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35         1,133  $      1,529         1.00%          5.3%
12/31/2016          1.28         1,343         1,720         1.00%          3.5%
12/31/2015          1.24         1,267         1,568         1.00%         -1.3%
12/31/2014          1.25         1,110         1,392         1.00%          5.7%
12/31/2013          1.19             1             2         1.00%         -2.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0  $          0         0.75%          5.5%
12/31/2016          1.30             0             0         0.75%          3.8%
12/31/2015          1.26             0             0         0.75%         -1.0%
12/31/2014          1.27             0             0         0.75%          6.0%
12/31/2013          1.20             0             0         0.75%         -1.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40             0  $          0         0.50%          5.8%
12/31/2016          1.32             0             0         0.50%          4.0%
12/31/2015          1.27             0             0         0.50%         -0.8%
12/31/2014          1.28             0             0         0.50%          6.3%
12/31/2013          1.21             0             0         0.50%         -1.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0  $          0         0.25%          6.1%
12/31/2016          1.35             0             0         0.25%          4.3%
12/31/2015          1.29             0             0         0.25%         -0.5%
12/31/2014          1.30             0             0         0.25%          6.5%
12/31/2013          1.22             0             0         0.25%         -1.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46            31  $         45         0.00%          6.3%
12/31/2016          1.37           138           189         0.00%          4.5%
12/31/2015          1.31           333           436         0.00%         -0.3%
12/31/2014          1.31           219           288         0.00%          6.8%
12/31/2013          1.23             0             0         0.00%         -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.7%
    2016        2.6%
    2015        2.9%
    2014        3.0%
    2013        3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                PRUDENTIAL TOTAL RETURN BOND Z CLASS - 74440B405

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    45,789,508  $    45,154,460        3,190,473
                                                      ===============  ===============
Receivables: investments sold                727,592
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    46,517,100
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   46,494,146      34,470,621  $          1.35
Band 100                                        --              --             1.37
Band 75                                         --              --             1.40
Band 50                                         --              --             1.43
Band 25                                         --              --             1.46
Band 0                                      22,954          15,478             1.48
                                    --------------  --------------
 Total                              $   46,517,100      34,486,099
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $      1,222,940
Mortality & expense charges                                                          (518,706)
                                                                             -----------------
Net investment income (loss)                                                          704,234
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (45,722)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                1,462,781
                                                                             -----------------
Net gain (loss)                                                                     1,417,059
                                                                             -----------------

Increase (decrease) in net assets from operations                            $      2,121,293
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        704,234   $        507,190
Net realized gain (loss)                                          (45,722)           (18,936)
Realized gain distributions                                            --            381,753
Net change in unrealized appreciation (depreciation)            1,462,781            (25,968)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,121,293            844,039
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       17,735,383         19,799,417
Cost of units redeemed                                        (10,427,643)        (8,820,790)
Account charges                                                  (125,546)           (68,552)
                                                         -----------------  -----------------
Increase (decrease)                                             7,182,194         10,910,075
                                                         -----------------  -----------------
Net increase (decrease)                                         9,303,487         11,754,114
Net assets, beginning                                          37,213,613         25,459,499
                                                         -----------------  -----------------
Net assets, ending                                       $     46,517,100   $     37,213,613
                                                         =================  =================

Units sold                                                     16,095,484         15,469,354
Units redeemed                                                (10,626,556)        (7,006,115)
                                                         -----------------  -----------------
Net increase (decrease)                                         5,468,928          8,463,239
Units outstanding, beginning                                   29,017,171         20,553,932
                                                         -----------------  -----------------
Units outstanding, ending                                      34,486,099         29,017,171
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $     80,173,255
Cost of units redeemed/account charges                                            (36,631,626)
Net investment income (loss)                                                        1,885,356
Net realized gain (loss)                                                              (34,663)
Realized gain distributions                                                           489,730
Net change in unrealized appreciation (depreciation)                                  635,048
                                                                             -----------------
Net assets                                                                   $     46,517,100
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35        34,471  $     46,494         1.25%          5.3%
12/31/2016          1.28        28,581        36,607         1.25%          3.5%
12/31/2015          1.24        20,211        25,004         1.25%         -1.3%
12/31/2014          1.25        12,454        15,607         1.25%          5.8%
12/31/2013          1.18         2,096         2,483         1.25%         -2.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0  $          0         1.00%          5.6%
12/31/2016          1.30             0             0         1.00%          3.8%
12/31/2015          1.25             0             0         1.00%         -1.0%
12/31/2014          1.27             0             0         1.00%          6.0%
12/31/2013          1.20             0             0         1.00%         -1.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40             0  $          0         0.75%          5.8%
12/31/2016          1.32             0             0         0.75%          4.0%
12/31/2015          1.27             0             0         0.75%         -0.8%
12/31/2014          1.28             0             0         0.75%          6.3%
12/31/2013          1.21             0             0         0.75%         -1.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0  $          0         0.50%          6.1%
12/31/2016          1.35             0             0         0.50%          4.3%
12/31/2015          1.29             0             0         0.50%         -0.5%
12/31/2014          1.30             0             0         0.50%          6.6%
12/31/2013          1.22             0             0         0.50%         -1.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0  $          0         0.25%          6.4%
12/31/2016          1.37             0             0         0.25%          4.6%
12/31/2015          1.31             0             0         0.25%         -0.3%
12/31/2014          1.31             0             0         0.25%          6.8%
12/31/2013          1.23             0             0         0.25%         -1.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.48            15  $         23         0.00%          6.6%
12/31/2016          1.39           436           607         0.00%          4.8%
12/31/2015          1.33           343           455         0.00%          0.0%
12/31/2014          1.33           307           407         0.00%          7.1%
12/31/2013          1.24           201           249         0.00%         -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.9%
    2016        2.9%
    2015        3.1%
    2014        3.1%
    2013        3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             PRUDENTIAL GLOBAL REAL ESTATE FUND Q CLASS - 744336876

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,979,108  $     1,913,649           81,682
                                                       ===============  ===============
Receivables: investments sold                      56
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,979,164
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $        70,896          64,036  $          1.11
Band 100                                         --              --             1.11
Band 75                                          --              --             1.11
Band 50                                          --              --             1.12
Band 25                                          --              --             1.12
Band 0                                    1,908,268       1,701,027             1.12
                                    ---------------  --------------
 Total                              $     1,979,164       1,765,063
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         59,602
Mortality & expense charges                                                               (16)
                                                                             -----------------
Net investment income (loss)                                                           59,586
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,032
Realized gain distributions                                                            32,004
Net change in unrealized appreciation (depreciation)                                   65,459
                                                                             -----------------
Net gain (loss)                                                                       101,495
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        161,081
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         59,586   $             --
Net realized gain (loss)                                            4,032                 --
Realized gain distributions                                        32,004                 --
Net change in unrealized appreciation (depreciation)               65,459                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 161,081                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,937,723                 --
Cost of units redeemed                                           (118,058)                --
Account charges                                                    (1,582)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,818,083                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,979,164                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,979,164   $             --
                                                         =================  ================

Units sold                                                      1,876,456                 --
Units redeemed                                                   (111,393)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,765,063                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,765,063                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,937,723
Cost of units redeemed/account charges                                               (119,640)
Net investment income (loss)                                                           59,586
Net realized gain (loss)                                                                4,032
Realized gain distributions                                                            32,004
Net change in unrealized appreciation (depreciation)                                   65,459
                                                                             -----------------
Net assets                                                                   $      1,979,164
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11            64  $         71         1.25%         10.2%
12/31/2016          1.00             0             0         1.25%          0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         1.00%         10.5%
12/31/2016          1.00             0             0         1.00%          0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.75%         10.8%
12/31/2016          1.00             0             0         0.75%          0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         0.50%         11.0%
12/31/2016          1.00             0             0         0.50%          0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         0.25%         11.3%
12/31/2016          1.01             0             0         0.25%          0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12         1,701  $      1,908         0.00%         11.6%
12/31/2016          1.01             0             0         0.00%          0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        6.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 PRUDENTIAL HIGH YIELD FUND Q CLASS - 74440Y884

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       720,360  $        726,181          130,669
                                                      ================  ===============
Receivables: investments sold                    937
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       721,297
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       721,297         671,963  $         1.07
Band 100                                        --              --            1.08
Band 75                                         --              --            1.08
Band 50                                         --              --            1.08
Band 25                                         --              --            1.08
Band 0                                          --              --            1.09
                                   ---------------  --------------
 Total                             $       721,297         671,963
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         46,774
Mortality & expense charges                                                            (9,263)
                                                                             -----------------
Net investment income (loss)                                                           37,511
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,882
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (5,821)
                                                                             -----------------
Net gain (loss)                                                                         1,061
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         38,572
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         37,511   $             --
Net realized gain (loss)                                            6,882                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (5,821)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  38,572                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,586,045                 --
Cost of units redeemed                                           (903,260)                --
Account charges                                                       (60)                --
                                                         -----------------  ----------------
Increase (decrease)                                               682,725                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           721,297                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        721,297   $             --
                                                         =================  ================

Units sold                                                      1,518,211                 --
Units redeemed                                                   (846,248)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           671,963                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         671,963                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,586,045
Cost of units redeemed/account charges                                               (903,320)
Net investment income (loss)                                                           37,511
Net realized gain (loss)                                                                6,882
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (5,821)
                                                                             -----------------
Net assets                                                                   $        721,297
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07           672  $        721         1.25%          6.4%
12/31/2016          1.01             0             0         1.25%          0.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         1.00%          6.7%
12/31/2016          1.01             0             0         1.00%          0.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         0.75%          6.9%
12/31/2016          1.01             0             0         0.75%          0.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         0.50%          7.2%
12/31/2016          1.01             0             0         0.50%          0.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         0.25%          7.5%
12/31/2016          1.01             0             0         0.25%          0.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0  $          0         0.00%          7.7%
12/31/2016          1.01             0             0         0.00%          1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

     2017     13.0%
     2016      0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    PRUDENTIAL JENNISON HEALTH SCIENCES FUND Q CLASS - 74441P775 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.29
Band 100                                        --              --            1.29
Band 75                                         --              --            1.30
Band 50                                         --              --            1.30
Band 25                                         --              --            1.30
Band 0                                          --              --            1.31
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0  $          0         1.25%         29.9%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0  $          0         1.00%         30.2%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0  $          0         0.75%         30.5%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0  $          0         0.50%         30.8%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0  $          0         0.25%         31.2%
12/31/2016          0.99             0             0         0.25%         -0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0  $          0         0.00%         31.5%
12/31/2016          0.99             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          PRUDENTIAL JENNISON MID CAP GROWTH FUND Q CLASS - 74441C881

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      778,342   $       792,794           20,211
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (411)
                                     ---------------
Net assets                           $      777,931
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       777,931         653,911  $         1.19
Band 100                                        --              --            1.19
Band 75                                         --              --            1.20
Band 50                                         --              --            1.20
Band 25                                         --              --            1.20
Band 0                                          --              --            1.21
                                   ---------------  --------------
 Total                             $       777,931         653,911
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (1,253)
                                                                             -----------------
Net investment income (loss)                                                           (1,253)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  302
Realized gain distributions                                                            29,175
Net change in unrealized appreciation (depreciation)                                  (14,452)
                                                                             -----------------
Net gain (loss)                                                                        15,025
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         13,772
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,253)  $             --
Net realized gain (loss)                                              302                 --
Realized gain distributions                                        29,175                 --
Net change in unrealized appreciation (depreciation)              (14,452)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  13,772                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          784,679                 --
Cost of units redeemed                                            (20,502)                --
Account charges                                                       (18)                --
                                                         -----------------  ----------------
Increase (decrease)                                               764,159                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           777,931                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        777,931   $             --
                                                         =================  ================

Units sold                                                        672,195                 --
Units redeemed                                                    (18,284)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           653,911                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         653,911                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        784,679
Cost of units redeemed/account charges                                                (20,520)
Net investment income (loss)                                                           (1,253)
Net realized gain (loss)                                                                  302
Realized gain distributions                                                            29,175
Net change in unrealized appreciation (depreciation)                                  (14,452)
                                                                             -----------------
Net assets                                                                   $        777,931
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19           654  $        778         1.25%         21.4%
12/31/2016          0.98             0             0         1.25%         -2.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0  $          0         1.00%         21.7%
12/31/2016          0.98             0             0         1.00%         -2.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.75%         22.0%
12/31/2016          0.98             0             0         0.75%         -1.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.50%         22.3%
12/31/2016          0.98             0             0         0.50%         -1.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.25%         22.6%
12/31/2016          0.98             0             0         0.25%         -1.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0  $          0         0.00%         22.9%
12/31/2016          0.98             0             0         0.00%         -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         PRUDENTIAL JENNISON NATURAL RESOURCES FUND Q CLASS - 74441K602

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       425,866   $       397,780           10,355
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,546)
                                     ----------------
Net assets                           $       423,320
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       423,320         421,709  $         1.00
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $       423,320         421,709
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $              --
Mortality & expense charges                                                                (872)
                                                                              ------------------
Net investment income (loss)                                                               (872)
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (10)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                     28,086
                                                                              ------------------
Net gain (loss)                                                                          28,076
                                                                              ------------------

Increase (decrease) in net assets from operations                             $          27,204
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (872)  $             --
Net realized gain (loss)                                              (10)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               28,086                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  27,204                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          421,003                 --
Cost of units redeemed                                            (24,826)                --
Account charges                                                       (61)                --
                                                         -----------------  ----------------
Increase (decrease)                                               396,116                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           423,320                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        423,320   $             --
                                                         =================  ================

Units sold                                                        447,053                 --
Units redeemed                                                    (25,344)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           421,709                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         421,709                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $         421,003
Cost of units redeemed/account charges                                                  (24,887)
Net investment income (loss)                                                               (872)
Net realized gain (loss)                                                                    (10)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                     28,086
                                                                              ------------------
Net assets                                                                    $         423,320
                                                                              ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00           422  $        423         1.25%          4.1%
12/31/2016          0.96             0             0         1.25%         -3.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         1.00%          4.4%
12/31/2016          0.96             0             0         1.00%         -3.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.75%          4.7%
12/31/2016          0.96             0             0         0.75%         -3.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.50%          4.9%
12/31/2016          0.96             0             0         0.50%         -3.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.25%          5.2%
12/31/2016          0.96             0             0         0.25%         -3.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.00%          5.4%
12/31/2016          0.96             0             0         0.00%         -3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                PRUDENTIAL TOTAL RETURN BOND Q CLASS - 74440B884

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      6,002,690  $     5,968,784          411,504
                                                       ===============  ===============
Receivables: investments sold                   5,282
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      6,007,972
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,071,893       4,793,832  $          1.06
Band 100                                         --              --             1.06
Band 75                                          --              --             1.06
Band 50                                          --              --             1.07
Band 25                                          --              --             1.07
Band 0                                      936,079         873,145             1.07
                                    ---------------  --------------
 Total                              $     6,007,972       5,666,977
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         79,888
Mortality & expense charges                                                           (24,306)
                                                                             -----------------
Net investment income (loss)                                                           55,582
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                9,133
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   33,906
                                                                             -----------------
Net gain (loss)                                                                        43,039
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         98,621
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         55,582   $             --
Net realized gain (loss)                                            9,133                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               33,906                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  98,621                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        6,692,590                 --
Cost of units redeemed                                           (780,506)                --
Account charges                                                    (2,733)                --
                                                         -----------------  ----------------
Increase (decrease)                                             5,909,351                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         6,007,972                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      6,007,972   $             --
                                                         =================  ================

Units sold                                                      6,445,475                 --
Units redeemed                                                   (778,498)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         5,666,977                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       5,666,977                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      6,692,590
Cost of units redeemed/account charges                                               (783,239)
Net investment income (loss)                                                           55,582
Net realized gain (loss)                                                                9,133
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   33,906
                                                                             -----------------
Net assets                                                                   $      6,007,972
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06         4,794  $      5,072         1.25%          5.4%
12/31/2016          1.00             0             0         1.25%          0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         1.00%          5.7%
12/31/2016          1.00             0             0         1.00%          0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         0.75%          5.9%
12/31/2016          1.00             0             0         0.75%          0.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.50%          6.2%
12/31/2016          1.00             0             0         0.50%          0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.25%          6.5%
12/31/2016          1.00             0             0         0.25%          0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07           873  $        936         0.00%          6.7%
12/31/2016          1.00             0             0         0.00%          0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    PRUDENTIAL JENNISON FOCUSED GROWTH FUND Q CLASS - 74440K751 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         1.25%         -0.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         1.00%          0.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         0.75%          0.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         0.50%          0.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         0.25%          0.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         0.00%          0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     PRUDENTIAL JENNISON SMALL COMPANY FUND Q CLASS - 74441N887 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.05
Band 100                                        --              --            1.05
Band 75                                         --              --            1.05
Band 50                                         --              --            1.05
Band 25                                         --              --            1.05
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0  $          0         1.25%          5.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0  $          0         1.00%          5.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0  $          0         0.75%          5.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0  $          0         0.50%          5.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0  $          0         0.25%          5.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0  $          0         0.00%          5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       PRUDENTIAL QMA MID CAP VALUE FUND Q CLASS - 74441L824 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.11
Band 100                                        --              --            1.11
Band 75                                         --              --            1.11
Band 50                                         --              --            1.11
Band 25                                         --              --            1.11
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         1.25%         10.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         1.00%         10.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.75%         10.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.50%         11.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.25%         11.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.00%         11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      PRUDENTIAL QMA SMALL-CAP VALUE FUND Q CLASS - 875921777 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.04
Band 100                                        --              --            1.04
Band 75                                         --              --            1.04
Band 50                                         --              --            1.04
Band 25                                         --              --            1.04
Band 0                                          --              --            1.04
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0  $          0         1.25%          4.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0  $          0         1.00%          4.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0  $          0         0.75%          4.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0  $          0         0.50%          4.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0  $          0         0.25%          4.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0  $          0         0.00%          4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        PUTNAM DIVERSIFIED INCOME TRUST Y CLASS - 746704501 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.08
Band 100                                        --              --            1.09
Band 75                                         --              --            1.10
Band 50                                         --              --            1.11
Band 25                                         --              --            1.11
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         1.25%          5.4%
12/31/2016          1.03             0             0         1.25%          4.1%
12/31/2015          0.99             0             0         1.25%         -1.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0  $          0         1.00%          5.6%
12/31/2016          1.03             0             0         1.00%          4.3%
12/31/2015          0.99             0             0         1.00%         -1.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         0.75%          5.9%
12/31/2016          1.04             0             0         0.75%          4.6%
12/31/2015          0.99             0             0         0.75%         -0.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.50%          6.2%
12/31/2016          1.04             0             0         0.50%          4.8%
12/31/2015          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.25%          6.4%
12/31/2016          1.05             0             0         0.25%          5.1%
12/31/2015          1.00             0             0         0.25%         -0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         0.00%          6.7%
12/31/2016          1.05             0             0         0.00%          5.4%
12/31/2015          1.00             0             0         0.00%         -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        PUTNAM GROWTH OPPORTUNITIES FUND Y CLASS - 746802586 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.42
Band 100                                        --              --            1.43
Band 75                                         --              --            1.44
Band 50                                         --              --            1.45
Band 25                                         --              --            1.46
Band 0                                          --              --            1.47
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0  $          0         1.25%         29.7%
12/31/2016          1.09             0             0         1.25%          5.3%
12/31/2015          1.04             0             0         1.25%          3.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0  $          0         1.00%         30.0%
12/31/2016          1.10             0             0         1.00%          5.6%
12/31/2015          1.04             0             0         1.00%          4.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44             0  $          0         0.75%         30.3%
12/31/2016          1.10             0             0         0.75%          5.8%
12/31/2015          1.04             0             0         0.75%          4.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0  $          0         0.50%         30.6%
12/31/2016          1.11             0             0         0.50%          6.1%
12/31/2015          1.05             0             0         0.50%          4.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0  $          0         0.25%         31.0%
12/31/2016          1.11             0             0         0.25%          6.4%
12/31/2015          1.05             0             0         0.25%          4.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.47             0  $          0         0.00%         31.3%
12/31/2016          1.12             0             0         0.00%          6.6%
12/31/2015          1.05             0             0         0.00%          5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        PUTNAM DIVERSIFIED INCOME TRUST A CLASS - 746704105 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.08
Band 100                                        --              --            1.08
Band 75                                         --              --            1.09
Band 50                                         --              --            1.10
Band 25                                         --              --            1.11
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============


--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         1.25%          5.2%
12/31/2016          1.02             0             0         1.25%          3.8%
12/31/2015          0.99             0             0         1.25%         -1.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         1.00%          5.5%
12/31/2016          1.03             0             0         1.00%          4.1%
12/31/2015          0.99             0             0         1.00%         -1.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0  $          0         0.75%          5.7%
12/31/2016          1.03             0             0         0.75%          4.3%
12/31/2015          0.99             0             0         0.75%         -1.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         0.50%          6.0%
12/31/2016          1.04             0             0         0.50%          4.6%
12/31/2015          0.99             0             0         0.50%         -0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.25%          6.3%
12/31/2016          1.04             0             0         0.25%          4.8%
12/31/2015          1.00             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         0.00%          6.5%
12/31/2016          1.05             0             0         0.00%          5.1%
12/31/2015          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              PUTNAM GROWTH OPPORTUNITIES FUND A CLASS - 746802800

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         2,282   $         1,887               72
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (2)
                                     ----------------
Net assets                           $         2,280
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         2,280            1,621  $         1.41
Band 100                                         --               --            1.42
Band 75                                          --               --            1.43
Band 50                                          --               --            1.44
Band 25                                          --               --            1.45
Band 0                                           --               --            1.46
                                    ---------------  ---------------
 Total                              $         2,280            1,621
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $               5
Mortality & expense charges                                                                 (20)
                                                                              ------------------
Net investment income (loss)                                                                (15)
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      4
Realized gain distributions                                                                  36
Net change in unrealized appreciation (depreciation)                                        365
                                                                              ------------------
Net gain (loss)                                                                             405
                                                                              ------------------

Increase (decrease) in net assets from operations                             $             390
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (15)  $             (3)
Net realized gain (loss)                                                4                 --
Realized gain distributions                                            36                 --
Net change in unrealized appreciation (depreciation)                  365                 30
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                     390                 27
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              981                893
Cost of units redeemed                                                 --                 --
Account charges                                                        (9)                (2)
                                                         -----------------  -----------------
Increase (decrease)                                                   972                891
                                                         -----------------  -----------------
Net increase (decrease)                                             1,362                918
Net assets, beginning                                                 918                 --
                                                         -----------------  -----------------
Net assets, ending                                       $          2,280   $            918
                                                         =================  =================

Units sold                                                            783                846
Units redeemed                                                         (6)                (2)
                                                         -----------------  -----------------
Net increase (decrease)                                               777                844
Units outstanding, beginning                                          844                 --
                                                         -----------------  -----------------
Units outstanding, ending                                           1,621                844
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $           1,874
Cost of units redeemed/account charges                                                      (11)
Net investment income (loss)                                                                (18)
Net realized gain (loss)                                                                      4
Realized gain distributions                                                                  36
Net change in unrealized appreciation (depreciation)                                        395
                                                                              ------------------
Net assets                                                                    $           2,280
                                                                              ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             2  $          2         1.25%         29.3%
12/31/2016          1.09             1             1         1.25%          5.0%
12/31/2015          1.04             0             0         1.25%          3.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0  $          0         1.00%         29.7%
12/31/2016          1.09             0             0         1.00%          5.3%
12/31/2015          1.04             0             0         1.00%          3.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0  $          0         0.75%         30.0%
12/31/2016          1.10             0             0         0.75%          5.5%
12/31/2015          1.04             0             0         0.75%          4.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44             0  $          0         0.50%         30.3%
12/31/2016          1.10             0             0         0.50%          5.8%
12/31/2015          1.04             0             0         0.50%          4.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0  $          0         0.25%         30.6%
12/31/2016          1.11             0             0         0.25%          6.1%
12/31/2015          1.05             0             0         0.25%          4.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0  $          0         0.00%         31.0%
12/31/2016          1.11             0             0         0.00%          6.3%
12/31/2015          1.05             0             0         0.00%          4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.3%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        PUTNAM DIVERSIFIED INCOME TRUST R6 CLASS - 746704808 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         1.25%          0.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         1.00%          0.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         0.75%          0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         0.50%          0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         0.25%          0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         0.00%          0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      PUTNAM DYNAMIC ASSET ALLOCATION BALANCED FUND A CLASS - 746444306
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         1.25%          0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         1.00%          0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.75%          0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.50%          0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.25%          0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.00%          0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 PUTNAM DYNAMIC ASSET ALLOCATION BALANCED FUND R6 CLASS - 746444769 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         1.25%          0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         1.00%          0.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.75%          0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.50%          0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.25%          0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.00%          0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 PUTNAM DYNAMIC ASSET ALLOCATION BALANCED FUND Y CLASS - 746444884 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
PUTNAM DYNAMIC ASSET ALLOCATION CONSERVATIVE FUND A CLASS-746444504 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.25%          0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.00%          0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.75%          0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.50%          0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.25%          0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.00%          0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       PUTNAM DYNAMIC ASSET ALLOCATION CONSERVATIVE FD R6 CLASS-746444744
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.25%          0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.00%          0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.75%          0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.50%          0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.25%          0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.00%          0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
PUTNAM DYNAMIC ASSET ALLOCATION CONSERVATIVE FUND Y CLASS-746444801 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.25%          0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.00%          0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.75%          0.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.50%          0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.25%          0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.00%          0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  PUTNAM DYNAMIC ASSET ALLOCATION GROWTH FUND A CLASS - 746444108 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          1.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          1.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          1.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          1.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          1.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 PUTNAM DYNAMIC ASSET ALLOCATION GROWTH FUND R6 CLASS - 746444728 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          1.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          1.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          1.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          1.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          1.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  PUTNAM DYNAMIC ASSET ALLOCATION GROWTH FUND Y CLASS - 746444702 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          1.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          1.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          1.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          1.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          1.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           PUTNAM EQUITY INCOME FUND A CLASS - 746745108 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.13
Band 100                                        --              --            1.13
Band 75                                         --              --            1.14
Band 50                                         --              --            1.14
Band 25                                         --              --            1.14
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            111
Mortality & expense charges                                                              (172)
                                                                             -----------------
Net investment income (loss)                                                              (61)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,152
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                       --
                                                                             -----------------
Net gain (loss)                                                                         1,152
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          1,091
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (61)  $             --
Net realized gain (loss)                                            1,152                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   1,091                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           40,391                 --
Cost of units redeemed                                            (41,482)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                (1,091)                --
                                                         -----------------  ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $             --   $             --
                                                         =================  ================

Units sold                                                         39,970                 --
Units redeemed                                                    (39,970)                --
                                                         -----------------  ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                              --                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         40,391
Cost of units redeemed/account charges                                                (41,482)
Net investment income (loss)                                                              (61)
Net realized gain (loss)                                                                1,152
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                       --
                                                                             -----------------
Net assets                                                                   $             --
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/23/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         1.25%         13.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         1.00%         13.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.75%         13.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.50%         13.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.25%         14.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.00%         14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   PUTNAM EQUITY INCOME FUND Y CLASS - 746745405 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.13
Band 100                                        --              --            1.14
Band 75                                         --              --            1.14
Band 50                                         --              --            1.14
Band 25                                         --              --            1.14
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/23/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         1.25%         13.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         1.00%         13.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.75%         13.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.50%         14.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.25%         14.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.00%         14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       PUTNAM GROWTH OPPORTUNITIES FUND R6 CLASS - 74680A208 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.12
Band 100                                        --              --            1.12
Band 75                                         --              --            1.12
Band 50                                         --              --            1.12
Band 25                                         --              --            1.12
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         1.25%         11.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         1.00%         11.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.75%         11.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.50%         12.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.25%         12.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.00%         12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                VIRTUS SEIX HIGH INCOME FUND A CLASS - 92837F748

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $       339,336   $      339,616           47,360
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (30,075)
                                     ----------------
Net assets                           $       309,261
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       309,261         221,037  $         1.40
Band 100                                        --              --            1.42
Band 75                                         --              --            1.45
Band 50                                         --              --            1.48
Band 25                                         --              --            1.50
Band 0                                          --              --            1.53
                                   ---------------  --------------
 Total                             $       309,261         221,037
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         94,177
Mortality & expense charges                                                          (20,296)
                                                                            -----------------
Net investment income (loss)                                                          73,881
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (111,282)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 146,304
                                                                            -----------------
Net gain (loss)                                                                       35,022
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        108,903
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         73,881   $        229,658
Net realized gain (loss)                                         (111,282)          (213,425)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              146,304            668,482
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 108,903            684,715
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          123,974          1,348,676
Cost of units redeemed                                         (4,301,450)        (2,232,866)
Account charges                                                      (450)            (7,793)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,177,926)          (891,983)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,069,023)          (207,268)
Net assets, beginning                                           4,378,284          4,585,552
                                                         -----------------  -----------------
Net assets, ending                                       $        309,261   $      4,378,284
                                                         =================  =================

Units sold                                                         92,187          1,085,889
Units redeemed                                                 (3,190,101)        (1,791,131)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,097,914)          (705,242)
Units outstanding, beginning                                    3,318,951          4,024,193
                                                         -----------------  -----------------
Units outstanding, ending                                         221,037          3,318,951
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      9,721,297
Cost of units redeemed/account charges                                           (10,455,169)
Net investment income (loss)                                                       1,137,974
Net realized gain (loss)                                                            (362,514)
Realized gain distributions                                                          267,953
Net change in unrealized appreciation (depreciation)                                    (280)
                                                                            -----------------
Net assets                                                                  $        309,261
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40           221   $       309         1.25%          6.1%
12/31/2016          1.32         3,319         4,378         1.25%         15.8%
12/31/2015          1.14         4,024         4,586         1.25%         -7.5%
12/31/2014          1.23         3,824         4,709         1.25%          0.1%
12/31/2013          1.23         3,682         4,531         1.25%          5.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0   $         0         1.00%          6.3%
12/31/2016          1.34             0             0         1.00%         16.1%
12/31/2015          1.15             0             0         1.00%         -7.2%
12/31/2014          1.24             0             0         1.00%          0.3%
12/31/2013          1.24             0             0         1.00%          6.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0   $         0         0.75%          6.6%
12/31/2016          1.36             0             0         0.75%         16.3%
12/31/2015          1.17             0             0         0.75%         -7.0%
12/31/2014          1.26             0             0         0.75%          0.6%
12/31/2013          1.25             0             0         0.75%          6.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.48             0   $         0         0.50%          6.9%
12/31/2016          1.38             0             0         0.50%         16.6%
12/31/2015          1.18             0             0         0.50%         -6.8%
12/31/2014          1.27             0             0         0.50%          0.8%
12/31/2013          1.26             0             0         0.50%          6.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.50             0   $         0         0.25%          7.1%
12/31/2016          1.40             0             0         0.25%         16.9%
12/31/2015          1.20             0             0         0.25%         -6.5%
12/31/2014          1.28             0             0         0.25%          1.1%
12/31/2013          1.27             0             0         0.25%          6.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.53             0   $         0         0.00%          7.4%
12/31/2016          1.43             0             0         0.00%         17.2%
12/31/2015          1.22             0             0         0.00%         -6.3%
12/31/2014          1.30             0             0         0.00%          1.3%
12/31/2013          1.28             0             0         0.00%          7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.0%
    2016        6.4%
    2015        5.8%
    2014        5.9%
    2013        5.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                VIRTUS SEIX HIGH INCOME FUND R CLASS - 92837F730

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        250,029  $       258,473           38,561
                                                       ===============  ===============
Receivables: investments sold                   1,780
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        251,809
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       251,809         183,115  $         1.38
Band 100                                        --              --            1.40
Band 75                                         --              --            1.43
Band 50                                         --              --            1.45
Band 25                                         --              --            1.48
Band 0                                          --              --            1.50
                                   ---------------  --------------
 Total                             $       251,809         183,115
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $         20,575
Mortality & expense charges                                                             (4,623)
                                                                              -----------------
Net investment income (loss)                                                            15,952
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (8,115)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    14,583
                                                                              -----------------
Net gain (loss)                                                                          6,468
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         22,420
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         15,952   $         17,908
Net realized gain (loss)                                            (8,115)           (10,728)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                14,583             46,442
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   22,420             53,622
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            35,473             36,491
Cost of units redeemed                                            (184,326)           (80,978)
Account charges                                                       (271)              (404)
                                                          -----------------  -----------------
Increase (decrease)                                               (149,124)           (44,891)
                                                          -----------------  -----------------
Net increase (decrease)                                           (126,704)             8,731
Net assets, beginning                                              378,513            369,782
                                                          -----------------  -----------------
Net assets, ending                                        $        251,809   $        378,513
                                                          =================  =================

Units sold                                                          26,535             30,357
Units redeemed                                                    (135,243)           (67,454)
                                                          -----------------  -----------------
Net increase (decrease)                                           (108,708)           (37,097)
Units outstanding, beginning                                       291,823            328,920
                                                          -----------------  -----------------
Units outstanding, ending                                          183,115            291,823
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,538,372
Cost of units redeemed/account charges                                             (1,429,980)
Net investment income (loss)                                                          157,655
Net realized gain (loss)                                                              (55,758)
Realized gain distributions                                                            49,964
Net change in unrealized appreciation (depreciation)                                   (8,444)
                                                                             -----------------
Net assets                                                                   $        251,809
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38           183   $       252         1.25%          6.0%
12/31/2016          1.30           292           379         1.25%         15.4%
12/31/2015          1.12           329           370         1.25%         -7.6%
12/31/2014          1.22           817           994         1.25%          0.0%
12/31/2013          1.22           650           791         1.25%          5.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40             0   $         0         1.00%          6.3%
12/31/2016          1.32             0             0         1.00%         15.7%
12/31/2015          1.14             0             0         1.00%         -7.4%
12/31/2014          1.23             0             0         1.00%          0.2%
12/31/2013          1.23             0             0         1.00%          5.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         0.75%          6.5%
12/31/2016          1.34             0             0         0.75%         15.9%
12/31/2015          1.15             0             0         0.75%         -7.2%
12/31/2014          1.24             0             0         0.75%          0.5%
12/31/2013          1.24             0             0         0.75%          6.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0   $         0         0.50%          6.8%
12/31/2016          1.36             0             0         0.50%         16.2%
12/31/2015          1.17             0             0         0.50%         -6.9%
12/31/2014          1.26             0             0         0.50%          0.7%
12/31/2013          1.25             0             0         0.50%          6.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.48             0   $         0         0.25%          7.1%
12/31/2016          1.38             0             0         0.25%         16.5%
12/31/2015          1.18             0             0         0.25%         -6.7%
12/31/2014          1.27             0             0         0.25%          1.0%
12/31/2013          1.26             0             0         0.25%          6.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.50             0   $         0         0.00%          7.3%
12/31/2016          1.40             0             0         0.00%         16.8%
12/31/2015          1.20             0             0         0.00%         -6.5%
12/31/2014          1.28             0             0         0.00%          1.2%
12/31/2013          1.27             0             0         0.00%          6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        6.5%
    2016        6.0%
    2015        4.1%
    2014        5.6%
    2013        5.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         VIRTUS CEREDEX LARGE CAP VALUE EQUITY FUND A CLASS - 92837F524

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     4,589,672   $    4,528,331          281,979
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (21,605)
                                     ----------------
Net assets                           $     4,568,067
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,192,916       1,958,012  $          2.14
Band 100                                         --              --             2.18
Band 75                                          --              --             2.22
Band 50                                          --              --             2.26
Band 25                                          --              --             2.30
Band 0                                      375,151         160,174             2.34
                                    ---------------  --------------
 Total                              $     4,568,067       2,118,186
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        50,120
Mortality & expense charges                                                         (54,192)
                                                                            ----------------
Net investment income (loss)                                                         (4,072)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            279,672
Realized gain distributions                                                         640,376
Net change in unrealized appreciation (depreciation)                               (276,101)
                                                                            ----------------
Net gain (loss)                                                                     643,947
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       639,875
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (4,072)  $         17,136
Net realized gain (loss)                                          279,672           (230,050)
Realized gain distributions                                       640,376             25,618
Net change in unrealized appreciation (depreciation)             (276,101)         1,029,078
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 639,875            841,782
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,195,363          2,488,080
Cost of units redeemed                                         (3,333,217)        (2,678,473)
Account charges                                                   (10,228)           (18,593)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,148,082)          (208,986)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,508,207)           632,796
Net assets, beginning                                           6,076,274          5,443,478
                                                         -----------------  -----------------
Net assets, ending                                       $      4,568,067   $      6,076,274
                                                         =================  =================

Units sold                                                        605,517          1,529,548
Units redeemed                                                 (1,710,919)        (1,610,807)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,105,402)           (81,259)
Units outstanding, beginning                                    3,223,588          3,304,847
                                                         -----------------  -----------------
Units outstanding, ending                                       2,118,186          3,223,588
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $     13,100,925
Cost of units redeemed/account charges                                            (10,074,300)
Net investment income (loss)                                                           18,724
Net realized gain (loss)                                                                4,315
Realized gain distributions                                                         1,457,062
Net change in unrealized appreciation (depreciation)                                   61,341
                                                                             -----------------
Net assets                                                                   $      4,568,067
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.14         1,958   $     4,193         1.25%         14.5%
12/31/2016          1.87         2,921         5,466         1.25%         13.8%
12/31/2015          1.64         3,227         5,307         1.25%         -6.1%
12/31/2014          1.75         1,530         2,681         1.25%          9.4%
12/31/2013          1.60           822         1,317         1.25%         32.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.18             0   $         0         1.00%         14.7%
12/31/2016          1.90             0             0         1.00%         14.0%
12/31/2015          1.67             0             0         1.00%         -5.9%
12/31/2014          1.77             0             0         1.00%          9.7%
12/31/2013          1.61             0             0         1.00%         32.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.22             0   $         0         0.75%         15.0%
12/31/2016          1.93             0             0         0.75%         14.3%
12/31/2015          1.69             0             0         0.75%         -5.7%
12/31/2014          1.79             0             0         0.75%          9.9%
12/31/2013          1.63             0             0         0.75%         32.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.26             0   $         0         0.50%         15.3%
12/31/2016          1.96             0             0         0.50%         14.6%
12/31/2015          1.71             0             0         0.50%         -5.4%
12/31/2014          1.81             0             0         0.50%         10.2%
12/31/2013          1.64             0             0         0.50%         33.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.30             0   $         0         0.25%         15.6%
12/31/2016          1.99             0             0         0.25%         14.9%
12/31/2015          1.73             0             0         0.25%         -5.2%
12/31/2014          1.83             0             0         0.25%         10.5%
12/31/2013          1.65             0             0         0.25%         33.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.34           160   $       375         0.00%         15.9%
12/31/2016          2.02           302           611         0.00%         15.2%
12/31/2015          1.75            78           136         0.00%         -5.0%
12/31/2014          1.85             0             0         0.00%         10.8%
12/31/2013          1.67             0             0         0.00%         33.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.5%
    2015        1.6%
    2014        1.3%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   VIRTUS CEREDEX LARGE CAP VALUE EQUITY FUND INSTITUTIONAL CLASS - 92837F490

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $   13,579,712   $    13,383,665          821,662
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (145,527)
                                     ---------------
Net assets                           $   13,434,185
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   13,434,185        6,149,559  $         2.18
Band 100                                        --               --            2.22
Band 75                                         --               --            2.26
Band 50                                         --               --            2.31
Band 25                                         --               --            2.35
Band 0                                          --               --            2.39
                                    --------------  ---------------
 Total                              $   13,434,185        6,149,559
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       175,799
Mortality & expense charges                                                        (160,220)
                                                                            ----------------
Net investment income (loss)                                                         15,579
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            504,643
Realized gain distributions                                                       1,859,813
Net change in unrealized appreciation (depreciation)                               (592,873)
                                                                            ----------------
Net gain (loss)                                                                   1,771,583
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,787,162
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         15,579   $         71,198
Net realized gain (loss)                                          504,643           (256,621)
Realized gain distributions                                     1,859,813             53,453
Net change in unrealized appreciation (depreciation)             (592,873)         1,916,361
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,787,162          1,784,391
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,268,763          6,870,143
Cost of units redeemed                                         (5,971,824)        (3,448,550)
Account charges                                                   (19,590)           (32,948)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,722,651)         3,388,645
                                                         -----------------  -----------------
Net increase (decrease)                                          (935,489)         5,173,036
Net assets, beginning                                          14,369,674          9,196,638
                                                         -----------------  -----------------
Net assets, ending                                       $     13,434,185   $     14,369,674
                                                         =================  =================

Units sold                                                      1,641,880          4,934,460
Units redeemed                                                 (3,042,778)        (2,893,806)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,400,898)         2,040,654
Units outstanding, beginning                                    7,550,457          5,509,803
                                                         -----------------  -----------------
Units outstanding, ending                                       6,149,559          7,550,457
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    26,500,417
Cost of units redeemed/account charges                                          (17,759,165)
Net investment income (loss)                                                        158,858
Net realized gain (loss)                                                            927,513
Realized gain distributions                                                       3,410,515
Net change in unrealized appreciation (depreciation)                                196,047
                                                                            ----------------
Net assets                                                                  $    13,434,185
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.18         6,150   $    13,434         1.25%         14.8%
12/31/2016          1.90         7,550        14,370         1.25%         14.0%
12/31/2015          1.67         5,510         9,197         1.25%         -5.8%
12/31/2014          1.77         2,712         4,806         1.25%          9.7%
12/31/2013          1.62         2,236         3,612         1.25%         32.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.22             0   $         0         1.00%         15.1%
12/31/2016          1.93             0             0         1.00%         14.3%
12/31/2015          1.69             0             0         1.00%         -5.6%
12/31/2014          1.79             0             0         1.00%         10.0%
12/31/2013          1.63             0             0         1.00%         32.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.26             0   $         0         0.75%         15.4%
12/31/2016          1.96             0             0         0.75%         14.6%
12/31/2015          1.71             0             0         0.75%         -5.3%
12/31/2014          1.81             0             0         0.75%         10.2%
12/31/2013          1.64             0             0         0.75%         33.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.31             0   $         0         0.50%         15.6%
12/31/2016          1.99             0             0         0.50%         14.9%
12/31/2015          1.74             0             0         0.50%         -5.1%
12/31/2014          1.83             0             0         0.50%         10.5%
12/31/2013          1.65             0             0         0.50%         33.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.35             0   $         0         0.25%         15.9%
12/31/2016          2.02             0             0         0.25%         15.2%
12/31/2015          1.76             0             0         0.25%         -4.9%
12/31/2014          1.85             0             0         0.25%         10.8%
12/31/2013          1.67             0             0         0.25%         33.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.39             0   $         0         0.00%         16.2%
12/31/2016          2.06             0             0         0.00%         15.4%
12/31/2015          1.78             0             0         0.00%         -4.6%
12/31/2014          1.87             0             0         0.00%         11.1%
12/31/2013          1.68             0             0         0.00%         34.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.9%
    2015        2.0%
    2014        1.4%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND A CLASS - 92837F474

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       181,188  $        184,886           14,538
                                                      ================  ===============
Receivables: investments sold                    545
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       181,733
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       181,733          87,578  $         2.08
Band 100                                        --              --            2.11
Band 75                                         --              --            2.15
Band 50                                         --              --            2.19
Band 25                                         --              --            2.23
Band 0                                          --              --            2.27
                                   ---------------  --------------
 Total                             $       181,733          87,578
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          1,074
Mortality & expense charges                                                           (2,899)
                                                                            -----------------
Net investment income (loss)                                                          (1,825)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              35,716
Realized gain distributions                                                           31,064
Net change in unrealized appreciation (depreciation)                                 (42,994)
                                                                            -----------------
Net gain (loss)                                                                       23,786
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         21,961
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,825)  $         (3,437)
Net realized gain (loss)                                           35,716            (70,064)
Realized gain distributions                                        31,064             11,009
Net change in unrealized appreciation (depreciation)              (42,994)           124,414
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  21,961             61,922
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           71,783            190,348
Cost of units redeemed                                           (194,271)        (1,156,541)
Account charges                                                      (121)              (253)
                                                         -----------------  -----------------
Increase (decrease)                                              (122,609)          (966,446)
                                                         -----------------  -----------------
Net increase (decrease)                                          (100,648)          (904,524)
Net assets, beginning                                             282,381          1,186,905
                                                         -----------------  -----------------
Net assets, ending                                       $        181,733   $        282,381
                                                         =================  =================

Units sold                                                         36,402            121,865
Units redeemed                                                    (98,312)          (706,210)
                                                         -----------------  -----------------
Net increase (decrease)                                           (61,910)          (584,345)
Units outstanding, beginning                                      149,488            733,833
                                                         -----------------  -----------------
Units outstanding, ending                                          87,578            149,488
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      4,294,027
Cost of units redeemed/account charges                                             (4,574,142)
Net investment income (loss)                                                          (11,259)
Net realized gain (loss)                                                              (19,385)
Realized gain distributions                                                           496,190
Net change in unrealized appreciation (depreciation)                                   (3,698)
                                                                             -----------------
Net assets                                                                   $        181,733
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.08            88   $       182         1.25%          9.9%
12/31/2016          1.89           149           282         1.25%         18.3%
12/31/2015          1.60           588           939         1.25%         -7.4%
12/31/2014          1.72           724         1,249         1.25%          9.3%
12/31/2013          1.58           660         1,041         1.25%         29.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.11             0   $         0         1.00%         10.1%
12/31/2016          1.92             0             0         1.00%         18.6%
12/31/2015          1.62             0             0         1.00%         -7.2%
12/31/2014          1.74             0             0         1.00%          9.6%
12/31/2013          1.59             0             0         1.00%         29.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.15             0   $         0         0.75%         10.4%
12/31/2016          1.95             0             0         0.75%         18.9%
12/31/2015          1.64             0             0         0.75%         -7.0%
12/31/2014          1.76             0             0         0.75%          9.9%
12/31/2013          1.60             0             0         0.75%         29.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.19             0   $         0         0.50%         10.7%
12/31/2016          1.98             0             0         0.50%         19.2%
12/31/2015          1.66             0             0         0.50%         -6.7%
12/31/2014          1.78             0             0         0.50%         10.1%
12/31/2013          1.62             0             0         0.50%         30.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.23             0   $         0         0.25%         11.0%
12/31/2016          2.01             0             0         0.25%         19.5%
12/31/2015          1.68             0             0         0.25%         -6.5%
12/31/2014          1.80             0             0         0.25%         10.4%
12/31/2013          1.63             0             0         0.25%         30.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.27             0   $         0         0.00%         11.2%
12/31/2016          2.04             0             0         0.00%         19.8%
12/31/2015          1.70           146           248         0.00%         -6.3%
12/31/2014          1.82           774         1,405         0.00%         10.7%
12/31/2013          1.64           136           223         0.00%         30.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        0.4%
    2015        0.5%
    2014        0.7%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND INSTITUTIONAL CLASS - 92837F458

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,055,653  $      1,057,629           84,192
                                                      ================  ===============
Receivables: investments sold                 10,222
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,065,875
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,065,875         502,757  $          2.12
Band 100                                        --              --             2.16
Band 75                                         --              --             2.20
Band 50                                         --              --             2.24
Band 25                                         --              --             2.28
Band 0                                          --              --             2.32
                                    --------------  --------------
 Total                              $    1,065,875         502,757
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          9,570
Mortality & expense charges                                                          (16,536)
                                                                            -----------------
Net investment income (loss)                                                          (6,966)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              56,760
Realized gain distributions                                                          213,660
Net change in unrealized appreciation (depreciation)                                (148,014)
                                                                            -----------------
Net gain (loss)                                                                      122,406
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        115,440
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,966)  $        (12,131)
Net realized gain (loss)                                           56,760           (103,411)
Realized gain distributions                                       213,660             43,910
Net change in unrealized appreciation (depreciation)             (148,014)           387,956
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 115,440            316,324
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          192,841            374,517
Cost of units redeemed                                           (538,674)        (2,320,510)
Account charges                                                    (1,092)              (931)
                                                         -----------------  -----------------
Increase (decrease)                                              (346,925)        (1,946,924)
                                                         -----------------  -----------------
Net increase (decrease)                                          (231,485)        (1,630,600)
Net assets, beginning                                           1,297,360          2,927,960
                                                         -----------------  -----------------
Net assets, ending                                       $      1,065,875   $      1,297,360
                                                         =================  =================

Units sold                                                         96,534            221,815
Units redeemed                                                   (268,746)        (1,354,565)
                                                         -----------------  -----------------
Net increase (decrease)                                          (172,212)        (1,132,750)
Units outstanding, beginning                                      674,969          1,807,719
                                                         -----------------  -----------------
Units outstanding, ending                                         502,757            674,969
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      17,143,108
Cost of units redeemed/account charges                                            (17,916,054)
Net investment income (loss)                                                          (47,788)
Net realized gain (loss)                                                           (1,335,954)
Realized gain distributions                                                         3,224,539
Net change in unrealized appreciation (depreciation)                                   (1,976)
                                                                            ------------------
Net assets                                                                  $       1,065,875
                                                                            ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.12           503   $     1,066         1.25%         10.3%
12/31/2016          1.92           675         1,297         1.25%         18.7%
12/31/2015          1.62         1,808         2,928         1.25%         -7.2%
12/31/2014          1.74         7,326        12,782         1.25%          9.6%
12/31/2013          1.59         6,740        10,728         1.25%         29.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.16             0   $         0         1.00%         10.6%
12/31/2016          1.95             0             0         1.00%         19.0%
12/31/2015          1.64             0             0         1.00%         -6.9%
12/31/2014          1.76             0             0         1.00%          9.9%
12/31/2013          1.60             0             0         1.00%         29.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.20             0   $         0         0.75%         10.9%
12/31/2016          1.98             0             0         0.75%         19.3%
12/31/2015          1.66             0             0         0.75%         -6.7%
12/31/2014          1.78             0             0         0.75%         10.2%
12/31/2013          1.62             0             0         0.75%         30.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.24             0   $         0         0.50%         11.1%
12/31/2016          2.01             0             0         0.50%         19.6%
12/31/2015          1.68             0             0         0.50%         -6.5%
12/31/2014          1.80             0             0         0.50%         10.4%
12/31/2013          1.63             0             0         0.50%         30.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.28             0   $         0         0.25%         11.4%
12/31/2016          2.04             0             0         0.25%         19.9%
12/31/2015          1.71             0             0         0.25%         -6.2%
12/31/2014          1.82             0             0         0.25%         10.7%
12/31/2013          1.64             0             0         0.25%         30.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.32             0   $         0         0.00%         11.7%
12/31/2016          2.08             0             0         0.00%         20.2%
12/31/2015          1.73             0             0         0.00%         -6.0%
12/31/2014          1.84             0             0         0.00%         11.0%
12/31/2013          1.66             0             0         0.00%         31.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.8%
    2016        0.7%
    2015        1.8%
    2014        0.9%
    2013        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       VIRTUS CEREDEX SMALL CAP VALUE EQUITY FUND A CLASS - 92837F433

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        682,645  $       714,003           59,349
                                                       ===============  ===============
Receivables: investments sold                   1,655
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        684,300
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       684,300         337,473  $         2.03
Band 100                                        --              --            2.06
Band 75                                         --              --            2.10
Band 50                                         --              --            2.14
Band 25                                         --              --            2.18
Band 0                                          --              --            2.22
                                   ---------------  --------------
 Total                             $       684,300         337,473
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          8,404
Mortality & expense charges                                                            (8,631)
                                                                             -----------------
Net investment income (loss)                                                             (227)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,648
Realized gain distributions                                                           102,097
Net change in unrealized appreciation (depreciation)                                  (50,422)
                                                                             -----------------
Net gain (loss)                                                                        55,323
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         55,096
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (227)  $         (4,238)
Net realized gain (loss)                                            3,648           (136,764)
Realized gain distributions                                       102,097             34,000
Net change in unrealized appreciation (depreciation)              (50,422)           297,625
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  55,096            190,623
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           62,657            248,418
Cost of units redeemed                                           (219,026)          (438,564)
Account charges                                                      (198)              (813)
                                                         -----------------  -----------------
Increase (decrease)                                              (156,567)          (190,959)
                                                         -----------------  -----------------
Net increase (decrease)                                          (101,471)              (336)
Net assets, beginning                                             785,771            786,107
                                                         -----------------  -----------------
Net assets, ending                                       $        684,300   $        785,771
                                                         =================  =================

Units sold                                                         33,419            152,061
Units redeemed                                                   (117,121)          (264,614)
                                                         -----------------  -----------------
Net increase (decrease)                                           (83,702)          (112,553)
Units outstanding, beginning                                      421,175            533,728
                                                         -----------------  -----------------
Units outstanding, ending                                         337,473            421,175
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,765,949
Cost of units redeemed/account charges                                            (2,670,166)
Net investment income (loss)                                                         (16,685)
Net realized gain (loss)                                                              25,979
Realized gain distributions                                                          610,581
Net change in unrealized appreciation (depreciation)                                 (31,358)
                                                                            -----------------
Net assets                                                                  $        684,300
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.03           337   $       684         1.25%          8.7%
12/31/2016          1.87           421           786         1.25%         27.2%
12/31/2015          1.47           502           736         1.25%         -7.4%
12/31/2014          1.58           737         1,167         1.25%          0.6%
12/31/2013          1.57           785         1,237         1.25%         33.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.06             0   $         0         1.00%          9.0%
12/31/2016          1.89             0             0         1.00%         27.5%
12/31/2015          1.49             0             0         1.00%         -7.1%
12/31/2014          1.60             0             0         1.00%          0.8%
12/31/2013          1.59             0             0         1.00%         33.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.10             0   $         0         0.75%          9.2%
12/31/2016          1.92             0             0         0.75%         27.8%
12/31/2015          1.51             0             0         0.75%         -6.9%
12/31/2014          1.62             0             0         0.75%          1.1%
12/31/2013          1.60             0             0         0.75%         33.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.14             0   $         0         0.50%          9.5%
12/31/2016          1.95             0             0         0.50%         28.1%
12/31/2015          1.53             0             0         0.50%         -6.7%
12/31/2014          1.63             0             0         0.50%          1.3%
12/31/2013          1.61             0             0         0.50%         34.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.18             0   $         0         0.25%          9.8%
12/31/2016          1.98             0             0         0.25%         28.5%
12/31/2015          1.54             0             0         0.25%         -6.4%
12/31/2014          1.65             0             0         0.25%          1.6%
12/31/2013          1.63             0             0         0.25%         34.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.22             0   $         0         0.00%         10.0%
12/31/2016          2.02             0             0         0.00%         28.8%
12/31/2015          1.57            32            50         0.00%         -6.2%
12/31/2014          1.67            38            63         0.00%          1.8%
12/31/2013          1.64            33            53         0.00%         34.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        0.7%
    2015        0.8%
    2014        0.5%
    2013        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   VIRTUS CEREDEX SMALL CAP VALUE EQUITY FUND INSTITUTIONAL CLASS - 92837F417

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         5,194  $         5,517              433
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         5,194
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         5,194            2,508  $         2.07
Band 100                                         --               --            2.11
Band 75                                          --               --            2.15
Band 50                                          --               --            2.19
Band 25                                          --               --            2.23
Band 0                                           --               --            2.27
                                    ---------------  ---------------
 Total                              $         5,194            2,508
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             69
Mortality & expense charges                                                              (148)
                                                                             -----------------
Net investment income (loss)                                                              (79)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  103
Realized gain distributions                                                               724
Net change in unrealized appreciation (depreciation)                                     (253)
                                                                             -----------------
Net gain (loss)                                                                           574
                                                                             -----------------

Increase (decrease) in net assets from operations                            $            495
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (79)  $             33
Net realized gain (loss)                                              103             (2,492)
Realized gain distributions                                           724                914
Net change in unrealized appreciation (depreciation)                 (253)             4,887
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                     495              3,342
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            1,050             11,968
Cost of units redeemed                                            (18,461)            (7,514)
Account charges                                                        (5)                (8)
                                                         -----------------  -----------------
Increase (decrease)                                               (17,416)             4,446
                                                         -----------------  -----------------
Net increase (decrease)                                           (16,921)             7,788
Net assets, beginning                                              22,115             14,327
                                                         -----------------  -----------------
Net assets, ending                                       $          5,194   $         22,115
                                                         =================  =================

Units sold                                                            547              6,598
Units redeemed                                                     (9,669)            (4,579)
                                                         -----------------  -----------------
Net increase (decrease)                                            (9,122)             2,019
Units outstanding, beginning                                       11,630              9,611
                                                         -----------------  -----------------
Units outstanding, ending                                           2,508             11,630
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        782,385
Cost of units redeemed/account charges                                              (906,859)
Net investment income (loss)                                                          (5,332)
Net realized gain (loss)                                                              54,116
Realized gain distributions                                                           81,207
Net change in unrealized appreciation (depreciation)                                    (323)
                                                                            -----------------
Net assets                                                                  $          5,194
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07             3   $         5         1.25%          8.9%
12/31/2016          1.90            12            22         1.25%         27.6%
12/31/2015          1.49            10            14         1.25%         -7.0%
12/31/2014          1.60           194           310         1.25%          0.9%
12/31/2013          1.59           299           476         1.25%         33.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.11             0   $         0         1.00%          9.2%
12/31/2016          1.93             0             0         1.00%         27.9%
12/31/2015          1.51             0             0         1.00%         -6.8%
12/31/2014          1.62             0             0         1.00%          1.1%
12/31/2013          1.60             0             0         1.00%         33.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.15             0   $         0         0.75%          9.5%
12/31/2016          1.96             0             0         0.75%         28.2%
12/31/2015          1.53             0             0         0.75%         -6.6%
12/31/2014          1.64             0             0         0.75%          1.4%
12/31/2013          1.62             0             0         0.75%         34.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.19             0   $         0         0.50%          9.7%
12/31/2016          1.99             0             0         0.50%         28.5%
12/31/2015          1.55             0             0         0.50%         -6.3%
12/31/2014          1.65             0             0         0.50%          1.6%
12/31/2013          1.63             0             0         0.50%         34.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.23             0   $         0         0.25%         10.0%
12/31/2016          2.02             0             0         0.25%         28.8%
12/31/2015          1.57             0             0         0.25%         -6.1%
12/31/2014          1.67             0             0         0.25%          1.9%
12/31/2013          1.64             0             0         0.25%         34.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.27             0   $         0         0.00%         10.3%
12/31/2016          2.05             0             0         0.00%         29.2%
12/31/2015          1.59             0             0         0.00%         -5.9%
12/31/2014          1.69             0             0         0.00%          2.1%
12/31/2013          1.65             0             0         0.00%         35.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        1.2%
    2015        0.1%
    2014        0.7%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             VIRTUS SEIX TOTAL RETURN BOND FUND R CLASS - 92837F888

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $        21,337  $        21,784            2,047
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $        21,337
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       21,337          19,477  $          1.10
Band 100                                        --              --             1.12
Band 75                                         --              --             1.14
Band 50                                         --              --             1.16
Band 25                                         --              --             1.18
Band 0                                          --              --             1.20
                                    --------------  --------------
 Total                              $       21,337          19,477
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $             359
Mortality & expense charges                                                                 (247)
                                                                               ------------------
Net investment income (loss)                                                                 112
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (4)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                          47
                                                                               ------------------
Net gain (loss)                                                                               43
                                                                               ------------------

Increase (decrease) in net assets from operations                              $             155
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED      PERIOD ENDED
                                                             DECEMBER 31,      DECEMBER 31,
                                                                 2017*             2016*
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $            112   $             86
Net realized gain (loss)                                                 (4)            (1,789)
Realized gain distributions                                              --                281
Net change in unrealized appreciation (depreciation)                     47              3,610
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations                       155              2,188
                                                           -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              3,094              9,891
Cost of units redeemed                                                   --           (141,188)
Account charges                                                          --                 --
                                                           -----------------  -----------------
Increase (decrease)                                                   3,094           (131,297)
                                                           -----------------  -----------------
Net increase (decrease)                                               3,249           (129,109)
Net assets, beginning                                                18,088            147,197
                                                           -----------------  -----------------
Net assets, ending                                         $         21,337   $         18,088
                                                           =================  =================

Units sold                                                            2,822              8,998
Units redeemed                                                           --           (129,373)
                                                           -----------------  -----------------
Net increase (decrease)                                               2,822           (120,375)
Units outstanding, beginning                                         16,655            137,030
                                                           -----------------  -----------------
Units outstanding, ending                                            19,477             16,655
                                                           =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        691,781
Cost of units redeemed/account charges                                                (671,029)
Net investment income (loss)                                                             1,799
Net realized gain (loss)                                                                (6,063)
Realized gain distributions                                                              5,296
Net change in unrealized appreciation (depreciation)                                      (447)
                                                                              -----------------
Net assets                                                                    $         21,337
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10            19   $        21         1.25%          0.9%
12/31/2016          1.09            17            18         1.25%          1.1%
12/31/2015          1.07           137           147         1.25%         -1.6%
12/31/2014          1.09           179           196         1.25%          4.5%
12/31/2013          1.05           189           198         1.25%         -4.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         1.00%          1.1%
12/31/2016          1.10             0             0         1.00%          1.4%
12/31/2015          1.09             0             0         1.00%         -1.4%
12/31/2014          1.10             0             0         1.00%          4.8%
12/31/2013          1.05             0             0         1.00%         -4.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.75%          1.4%
12/31/2016          1.12             0             0         0.75%          1.6%
12/31/2015          1.10             0             0         0.75%         -1.2%
12/31/2014          1.12             0             0         0.75%          5.0%
12/31/2013          1.06             0             0         0.75%         -4.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.50%          1.6%
12/31/2016          1.14             0             0         0.50%          1.9%
12/31/2015          1.12             0             0         0.50%         -0.9%
12/31/2014          1.13             0             0         0.50%          5.3%
12/31/2013          1.07             0             0         0.50%         -4.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.25%          1.9%
12/31/2016          1.16             0             0         0.25%          2.1%
12/31/2015          1.13             0             0         0.25%         -0.7%
12/31/2014          1.14             0             0         0.25%          5.6%
12/31/2013          1.08             0             0         0.25%         -3.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.00%          2.1%
12/31/2016          1.17             0             0         0.00%          2.4%
12/31/2015          1.15             0             0         0.00%         -0.4%
12/31/2014          1.15             0             0         0.00%          5.8%
12/31/2013          1.09             0             0         0.00%         -3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        1.2%
    2015        1.7%
    2014        1.8%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           VIRTUS SEIX TOTAL RETURN BOND FUND A CLASS - 92837F805

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         55,402  $        55,852            5,146
                                                       ===============  ===============
Receivables: investments sold                      26
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         55,428
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       55,428          49,470  $          1.12
Band 100                                        --              --             1.14
Band 75                                         --              --             1.16
Band 50                                         --              --             1.18
Band 25                                         --              --             1.20
Band 0                                          --              --             1.23
                                    --------------  --------------
 Total                              $       55,428          49,470
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $           1,160
Mortality & expense charges                                                                (683)
                                                                              ------------------
Net investment income (loss)                                                                477
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (32)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                        164
                                                                              ------------------
Net gain (loss)                                                                             132
                                                                              ------------------

Increase (decrease) in net assets from operations                             $             609
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            477   $            699
Net realized gain (loss)                                               (32)             1,738
Realized gain distributions                                             --                831
Net change in unrealized appreciation (depreciation)                   164                116
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                      609              3,384
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             2,857              3,191
Cost of units redeemed                                              (2,639)          (125,462)
Account charges                                                         (5)               (10)
                                                          -----------------  -----------------
Increase (decrease)                                                    213           (122,281)
                                                          -----------------  -----------------
Net increase (decrease)                                                822           (118,897)
Net assets, beginning                                               54,606            173,503
                                                          -----------------  -----------------
Net assets, ending                                        $         55,428   $         54,606
                                                          =================  =================

Units sold                                                           2,547              2,813
Units redeemed                                                      (2,378)          (112,543)
                                                          -----------------  -----------------
Net increase (decrease)                                                169           (109,730)
Units outstanding, beginning                                        49,301            159,031
                                                          -----------------  -----------------
Units outstanding, ending                                           49,470             49,301
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        241,983
Cost of units redeemed/account charges                                               (190,599)
Net investment income (loss)                                                            2,909
Net realized gain (loss)                                                                 (728)
Realized gain distributions                                                             2,313
Net change in unrealized appreciation (depreciation)                                     (450)
                                                                             -----------------
Net assets                                                                   $         55,428
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12            49   $        55         1.25%          1.2%
12/31/2016          1.11            49            55         1.25%          1.5%
12/31/2015          1.09           159           174         1.25%         -1.3%
12/31/2014          1.11           157           173         1.25%          4.8%
12/31/2013          1.05            55            58         1.25%         -4.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         1.00%          1.4%
12/31/2016          1.12             0             0         1.00%          1.8%
12/31/2015          1.11             0             0         1.00%         -1.1%
12/31/2014          1.12             0             0         1.00%          5.1%
12/31/2013          1.06             0             0         1.00%         -4.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.75%          1.7%
12/31/2016          1.14             0             0         0.75%          2.0%
12/31/2015          1.12             0             0         0.75%         -0.8%
12/31/2014          1.13             0             0         0.75%          5.4%
12/31/2013          1.07             0             0         0.75%         -4.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.50%          1.9%
12/31/2016          1.16             0             0         0.50%          2.3%
12/31/2015          1.13             0             0         0.50%         -0.6%
12/31/2014          1.14             0             0         0.50%          5.6%
12/31/2013          1.08             0             0         0.50%         -3.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.25%          2.2%
12/31/2016          1.18             0             0         0.25%          2.5%
12/31/2015          1.15             0             0         0.25%         -0.3%
12/31/2014          1.15             0             0         0.25%          5.9%
12/31/2013          1.09             0             0         0.25%         -3.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.00%          2.4%
12/31/2016          1.20             0             0         0.00%          2.8%
12/31/2015          1.16             0             0         0.00%         -0.1%
12/31/2014          1.16             0             0         0.00%          6.2%
12/31/2013          1.10             0             0         0.00%         -3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.1%
    2016        2.4%
    2015        1.7%
    2014        1.5%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        VIRTUS CEREDEX LARGE CAP VALUE EQUITY FUND R6 CLASS - 92837F482

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       710,577   $       750,586           43,076
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (3,696)
                                     ----------------
Net assets                           $       706,881
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       706,881         614,601  $         1.15
Band 100                                        --              --            1.15
Band 75                                         --              --            1.16
Band 50                                         --              --            1.16
Band 25                                         --              --            1.16
Band 0                                          --              --            1.17
                                   ---------------  --------------
 Total                             $       706,881         614,601
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         12,351
Mortality & expense charges                                                            (6,516)
                                                                             -----------------
Net investment income (loss)                                                            5,835
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,603
Realized gain distributions                                                           116,224
Net change in unrealized appreciation (depreciation)                                  (40,009)
                                                                             -----------------
Net gain (loss)                                                                        77,818
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         83,653
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,835   $             --
Net realized gain (loss)                                            1,603                 --
Realized gain distributions                                       116,224                 --
Net change in unrealized appreciation (depreciation)              (40,009)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  83,653                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,599,583                 --
Cost of units redeemed                                           (974,746)                --
Account charges                                                    (1,609)                --
                                                         -----------------  ----------------
Increase (decrease)                                               623,228                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           706,881                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        706,881   $             --
                                                         =================  ================

Units sold                                                      1,528,909                 --
Units redeemed                                                   (914,308)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           614,601                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         614,601                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,599,583
Cost of units redeemed/account charges                                               (976,355)
Net investment income (loss)                                                            5,835
Net realized gain (loss)                                                                1,603
Realized gain distributions                                                           116,224
Net change in unrealized appreciation (depreciation)                                  (40,009)
                                                                             -----------------
Net assets                                                                   $        706,881
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15           615   $       707         1.25%         15.1%
12/31/2016          1.00             0             0         1.25%         -0.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         1.00%         15.4%
12/31/2016          1.00             0             0         1.00%         -0.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.75%         15.7%
12/31/2016          1.00             0             0         0.75%          0.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.50%         16.0%
12/31/2016          1.00             0             0         0.50%          0.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.25%         16.2%
12/31/2016          1.00             0             0         0.25%          0.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.00%         16.5%
12/31/2016          1.00             0             0         0.00%          0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND R6 CLASS - 92837F441

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         1,827  $         1,997               144
                                                       ===============   ===============
Receivables: investments sold                       1
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         1,828
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         1,828            1,672  $         1.09
Band 100                                         --               --            1.10
Band 75                                          --               --            1.10
Band 50                                          --               --            1.10
Band 25                                          --               --            1.11
Band 0                                           --               --            1.11
                                    ---------------  ---------------
 Total                              $         1,828            1,672
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $              26
Mortality & expense charges                                                                (60)
                                                                              -----------------
Net investment income (loss)                                                               (34)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (303)
Realized gain distributions                                                                752
Net change in unrealized appreciation (depreciation)                                      (170)
                                                                              -----------------
Net gain (loss)                                                                            279
                                                                              -----------------

Increase (decrease) in net assets from operations                            $             245
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (34)  $             --
Net realized gain (loss)                                             (303)                --
Realized gain distributions                                           752                 --
Net change in unrealized appreciation (depreciation)                 (170)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     245                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           29,271                 --
Cost of units redeemed                                            (27,688)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                 1,583                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             1,828                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          1,828   $             --
                                                         =================  ================

Units sold                                                         28,278                 --
Units redeemed                                                    (26,606)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             1,672                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           1,672                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         29,271
Cost of units redeemed/account charges                                                (27,688)
Net investment income (loss)                                                              (34)
Net realized gain (loss)                                                                 (303)
Realized gain distributions                                                               752
Net change in unrealized appreciation (depreciation)                                     (170)
                                                                             -----------------
Net assets                                                                   $          1,828
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             2   $         2         1.25%         10.6%
12/31/2016          0.99             0             0         1.25%         -1.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         1.00%         10.9%
12/31/2016          0.99             0             0         1.00%         -1.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.75%         11.1%
12/31/2016          0.99             0             0         0.75%         -1.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.50%         11.4%
12/31/2016          0.99             0             0         0.50%         -1.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.25%         11.7%
12/31/2016          0.99             0             0         0.25%         -1.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.00%         12.0%
12/31/2016          0.99             0             0         0.00%         -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.8%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              RUSSELL COMMODITY STRATEGIES S CLASS - 782494363

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $        14,803  $        16,067            2,606
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $        14,803
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       14,803          27,014  $          0.55
Band 100                                        --              --             0.56
Band 75                                         --              --             0.57
Band 50                                         --              --             0.57
Band 25                                         --              --             0.58
Band 0                                          --              --             0.59
                                    --------------  --------------
 Total                              $       14,803          27,014
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $            196
Mortality & expense charges                                                               (226)
                                                                              -----------------
Net investment income (loss)                                                               (30)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,378)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                       799
                                                                              -----------------
Net gain (loss)                                                                           (579)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $           (609)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2017*               2016*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $             (30)  $           (269)
Net realized gain (loss)                                             (1,378)               (41)
Realized gain distributions                                              --                 --
Net change in unrealized appreciation (depreciation)                    799              2,174
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                      (609)             1,864
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                                 25                 56
Cost of units redeemed                                               (7,249)                --
Account charges                                                         (40)               (11)
                                                          ------------------  -----------------
Increase (decrease)                                                  (7,264)                45
                                                          ------------------  -----------------
Net increase (decrease)                                              (7,873)             1,909
Net assets, beginning                                                22,676             20,767
                                                          ------------------  -----------------
Net assets, ending                                        $          14,803   $         22,676
                                                          ==================  =================

Units sold                                                               47                109
Units redeemed                                                      (14,616)               (22)
                                                          ------------------  -----------------
Net increase (decrease)                                             (14,569)                87
Units outstanding, beginning                                         41,583             41,496
                                                          ------------------  -----------------
Units outstanding, ending                                            27,014             41,583
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        574,101
Cost of units redeemed/account charges                                               (448,266)
Net investment income (loss)                                                           (4,954)
Net realized gain (loss)                                                             (104,820)
Realized gain distributions                                                                 6
Net change in unrealized appreciation (depreciation)                                   (1,264)
                                                                             -----------------
Net assets                                                                   $         14,803
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.55            27   $        15         1.25%          0.5%
12/31/2016          0.55            42            23         1.25%          9.0%
12/31/2015          0.50            41            21         1.25%        -25.6%
12/31/2014          0.67           574           386         1.25%        -20.0%
12/31/2013          0.84           181           153         1.25%        -10.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.56             0   $         0         1.00%          0.7%
12/31/2016          0.55             0             0         1.00%          9.2%
12/31/2015          0.51             0             0         1.00%        -25.4%
12/31/2014          0.68             0             0         1.00%        -19.8%
12/31/2013          0.85             0             0         1.00%        -10.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.57             0   $         0         0.75%          1.0%
12/31/2016          0.56             0             0         0.75%          9.5%
12/31/2015          0.51             0             0         0.75%        -25.2%
12/31/2014          0.68             0             0         0.75%        -19.6%
12/31/2013          0.85             0             0         0.75%        -10.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.57             0   $         0         0.50%          1.2%
12/31/2016          0.57             0             0         0.50%          9.8%
12/31/2015          0.52             0             0         0.50%        -25.0%
12/31/2014          0.69             0             0         0.50%        -19.4%
12/31/2013          0.86             0             0         0.50%        -10.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.58             0   $         0         0.25%          1.5%
12/31/2016          0.57             0             0         0.25%         10.1%
12/31/2015          0.52             0             0         0.25%        -24.9%
12/31/2014          0.69             0             0         0.25%        -19.2%
12/31/2013          0.86             0             0         0.25%         -9.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.59             0   $         0         0.00%          1.7%
12/31/2016          0.58             0             0         0.00%         10.3%
12/31/2015          0.53             0             0         0.00%        -24.7%
12/31/2014          0.70             0             0         0.00%        -19.0%
12/31/2013          0.86             0             0         0.00%         -9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                RUSSELL EMERGING MARKETS S CLASS - 782493746

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       305,195  $        240,023           17,316
                                                      ================  ===============
Receivables: investments sold                 61,058
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       366,253
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       366,253         158,975  $         2.30
Band 100                                        --              --            2.36
Band 75                                         --              --            2.41
Band 50                                         --              --            2.47
Band 25                                         --              --            2.52
Band 0                                          --              --            2.58
                                   ---------------  --------------
 Total                             $       366,253         158,975
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          3,329
Mortality & expense charges                                                           (4,227)
                                                                            -----------------
Net investment income (loss)                                                            (898)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              53,013
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  65,893
                                                                            -----------------
Net gain (loss)                                                                      118,906
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        118,008
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (898)  $         (1,438)
Net realized gain (loss)                                           53,013             (2,869)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               65,893             73,395
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 118,008             69,088
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          178,025            209,399
Cost of units redeemed                                           (528,285)          (228,777)
Account charges                                                      (404)              (442)
                                                         -----------------  -----------------
Increase (decrease)                                              (350,664)           (19,820)
                                                         -----------------  -----------------
Net increase (decrease)                                          (232,656)            49,268
Net assets, beginning                                             598,909            549,641
                                                         -----------------  -----------------
Net assets, ending                                       $        366,253   $        598,909
                                                         =================  =================

Units sold                                                         88,968            129,396
Units redeemed                                                   (277,745)          (132,956)
                                                         -----------------  -----------------
Net increase (decrease)                                          (188,777)            (3,560)
Units outstanding, beginning                                      347,752            351,312
                                                         -----------------  -----------------
Units outstanding, ending                                         158,975            347,752
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,689,477
Cost of units redeemed/account charges                                            (1,446,057)
Net investment income (loss)                                                          (8,044)
Net realized gain (loss)                                                              51,963
Realized gain distributions                                                           13,742
Net change in unrealized appreciation (depreciation)                                  65,172
                                                                            -----------------
Net assets                                                                  $        366,253
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.30           159   $       366         1.25%         33.8%
12/31/2016          1.72           348           599         1.25%         10.1%
12/31/2015          1.56           351           550         1.25%        -16.6%
12/31/2014          1.88           162           303         1.25%         -3.9%
12/31/2013          1.95           157           306         1.25%         -2.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.36             0   $         0         1.00%         34.1%
12/31/2016          1.76             0             0         1.00%         10.4%
12/31/2015          1.59             0             0         1.00%        -16.4%
12/31/2014          1.90             0             0         1.00%         -3.6%
12/31/2013          1.98             0             0         1.00%         -2.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.41             0   $         0         0.75%         34.4%
12/31/2016          1.79             0             0         0.75%         10.6%
12/31/2015          1.62             0             0         0.75%        -16.1%
12/31/2014          1.93             0             0         0.75%         -3.4%
12/31/2013          2.00             0             0         0.75%         -2.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.47             0   $         0         0.50%         34.8%
12/31/2016          1.83             0             0         0.50%         10.9%
12/31/2015          1.65             0             0         0.50%        -15.9%
12/31/2014          1.96             0             0         0.50%         -3.2%
12/31/2013          2.03             0             0         0.50%         -1.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.52             0   $         0         0.25%         35.1%
12/31/2016          1.87             0             0         0.25%         11.2%
12/31/2015          1.68             0             0         0.25%        -15.7%
12/31/2014          1.99             0             0         0.25%         -2.9%
12/31/2013          2.05             0             0         0.25%         -1.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.58             0   $         0         0.00%         35.4%
12/31/2016          1.90             0             0         0.00%         11.5%
12/31/2015          1.71             0             0         0.00%        -15.5%
12/31/2014          2.02             0             0         0.00%         -2.7%
12/31/2013          2.08             0             0         0.00%         -1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        1.1%
    2015        0.2%
    2014        1.5%
    2013        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               RUSSELL GLOBAL EQUITY FUND S CLASS - 782478119

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         2,306  $         2,272              213
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         2,306
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $        2,306             888  $          2.60
Band 100                                        --              --             2.66
Band 75                                         --              --             2.72
Band 50                                         --              --             2.78
Band 25                                         --              --             2.84
Band 0                                          --              --             2.91
                                    --------------  --------------
 Total                              $        2,306             888
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             14
Mortality & expense charges                                                               (46)
                                                                             -----------------
Net investment income (loss)                                                              (32)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  197
Realized gain distributions                                                               252
Net change in unrealized appreciation (depreciation)                                      237
                                                                             -----------------
Net gain (loss)                                                                           686
                                                                             -----------------

Increase (decrease) in net assets from operations                            $            654
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2017*             2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            (32)  $             16
Net realized gain (loss)                                               197                 (4)
Realized gain distributions                                            252                239
Net change in unrealized appreciation (depreciation)                   237                (35)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                      654                216
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             1,022              1,172
Cost of units redeemed                                              (3,162)                --
Account charges                                                         --                 --
                                                          -----------------  -----------------
Increase (decrease)                                                 (2,140)             1,172
                                                          -----------------  -----------------
Net increase (decrease)                                             (1,486)             1,388
Net assets, beginning                                                3,792              2,404
                                                          -----------------  -----------------
Net assets, ending                                        $          2,306   $          3,792
                                                          =================  =================

Units sold                                                             436                582
Units redeemed                                                      (1,325)                --
                                                          -----------------  -----------------
Net increase (decrease)                                               (889)               582
Units outstanding, beginning                                         1,777              1,195
                                                          -----------------  -----------------
Units outstanding, ending                                              888              1,777
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $          4,650
Cost of units redeemed/account charges                                                 (3,218)
Net investment income (loss)                                                                9
Net realized gain (loss)                                                                  201
Realized gain distributions                                                               630
Net change in unrealized appreciation (depreciation)                                       34
                                                                             -----------------
Net assets                                                                   $          2,306
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.60             1   $         2         1.25%         21.7%
12/31/2016          2.13             2             4         1.25%          6.1%
12/31/2015          2.01             1             2         1.25%         -1.6%
12/31/2014          2.04             0             0         1.25%          3.3%
12/31/2013          1.98             0             0         1.25%         26.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.66             0   $         0         1.00%         22.0%
12/31/2016          2.18             0             0         1.00%          6.4%
12/31/2015          2.05             0             0         1.00%         -1.3%
12/31/2014          2.07             0             0         1.00%          3.6%
12/31/2013          2.00             0             0         1.00%         26.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.72             0   $         0         0.75%         22.3%
12/31/2016          2.22             0             0         0.75%          6.6%
12/31/2015          2.08             0             0         0.75%         -1.1%
12/31/2014          2.11             0             0         0.75%          3.9%
12/31/2013          2.03             0             0         0.75%         27.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.78             0   $         0         0.50%         22.6%
12/31/2016          2.27             0             0         0.50%          6.9%
12/31/2015          2.12             0             0         0.50%         -0.8%
12/31/2014          2.14             0             0         0.50%          4.1%
12/31/2013          2.05             0             0         0.50%         27.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.84             0   $         0         0.25%         22.9%
12/31/2016          2.31             0             0         0.25%          7.2%
12/31/2015          2.16             0             0         0.25%         -0.6%
12/31/2014          2.17             0             0         0.25%          4.4%
12/31/2013          2.08             0             0         0.25%         27.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.91             0   $         0         0.00%         23.2%
12/31/2016          2.36             0             0         0.00%          7.4%
12/31/2015          2.20             0             0         0.00%         -0.3%
12/31/2014          2.20             0             0         0.00%          4.6%
12/31/2013          2.11             0             0         0.00%         27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        1.7%
    2015        2.1%
    2014        1.1%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     RUSSELL GLOBAL INFRASTRUCTURE FUND S CLASS - 782494256 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.67
Band 100                                        --              --            1.70
Band 75                                         --              --            1.72
Band 50                                         --              --            1.75
Band 25                                         --              --            1.78
Band 0                                          --              --            1.80
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.67             0   $         0         1.25%         17.3%
12/31/2016          1.42             0             0         1.25%          7.8%
12/31/2015          1.32             0             0         1.25%         -8.5%
12/31/2014          1.44             0             0         1.25%          9.5%
12/31/2013          1.32             0             0         1.25%         14.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.70             0   $         0         1.00%         17.6%
12/31/2016          1.44             0             0         1.00%          8.0%
12/31/2015          1.34             0             0         1.00%         -8.3%
12/31/2014          1.46             0             0         1.00%          9.7%
12/31/2013          1.33             0             0         1.00%         14.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.72             0   $         0         0.75%         17.9%
12/31/2016          1.46             0             0         0.75%          8.3%
12/31/2015          1.35             0             0         0.75%         -8.1%
12/31/2014          1.47             0             0         0.75%         10.0%
12/31/2013          1.33             0             0         0.75%         15.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.75             0   $         0         0.50%         18.2%
12/31/2016          1.48             0             0         0.50%          8.6%
12/31/2015          1.36             0             0         0.50%         -7.9%
12/31/2014          1.48             0             0         0.50%         10.3%
12/31/2013          1.34             0             0         0.50%         15.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78             0   $         0         0.25%         18.5%
12/31/2016          1.50             0             0         0.25%          8.8%
12/31/2015          1.38             0             0         0.25%         -7.6%
12/31/2014          1.49             0             0         0.25%         10.6%
12/31/2013          1.35             0             0         0.25%         15.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80             0   $         0         0.00%         18.8%
12/31/2016          1.52             0             0         0.00%          9.1%
12/31/2015          1.39             0             0         0.00%         -7.4%
12/31/2014          1.50             0             0         0.00%         10.8%
12/31/2013          1.36             0             0         0.00%         16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     RUSSELL GLOBAL OPPORTUNISTIC CREDIT S CLASS - 782494199 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.33
Band 100                                        --              --            1.35
Band 75                                         --              --            1.37
Band 50                                         --              --            1.40
Band 25                                         --              --            1.42
Band 0                                          --              --            1.44
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         1.25%          8.4%
12/31/2016          1.23             0             0         1.25%         10.1%
12/31/2015          1.12             0             0         1.25%         -4.3%
12/31/2014          1.17             0             0         1.25%         -0.1%
12/31/2013          1.17             0             0         1.25%         -0.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35             0   $         0         1.00%          8.7%
12/31/2016          1.24             0             0         1.00%         10.4%
12/31/2015          1.13             0             0         1.00%         -4.0%
12/31/2014          1.17             0             0         1.00%          0.1%
12/31/2013          1.17             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.75%          8.9%
12/31/2016          1.26             0             0         0.75%         10.7%
12/31/2015          1.14             0             0         0.75%         -3.8%
12/31/2014          1.18             0             0         0.75%          0.4%
12/31/2013          1.18             0             0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40             0   $         0         0.50%          9.2%
12/31/2016          1.28             0             0         0.50%         11.0%
12/31/2015          1.15             0             0         0.50%         -3.6%
12/31/2014          1.19             0             0         0.50%          0.6%
12/31/2013          1.19             0             0         0.50%          0.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0   $         0         0.25%          9.5%
12/31/2016          1.29             0             0         0.25%         11.3%
12/31/2015          1.16             0             0         0.25%         -3.3%
12/31/2014          1.20             0             0         0.25%          0.9%
12/31/2013          1.19             0             0         0.25%          0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44             0   $         0         0.00%          9.8%
12/31/2016          1.31             0             0         0.00%         11.5%
12/31/2015          1.18             0             0         0.00%         -3.1%
12/31/2014          1.21             0             0         0.00%          1.1%
12/31/2013          1.20             0             0         0.00%          0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       RUSSELL GLOBAL REAL ESTATE SECURITIES FUND S CLASS - 782493761

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,767,031  $     1,855,455           52,108
                                                       ===============  ===============
Receivables: investments sold                   3,084
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,770,115
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,770,115         782,645  $          2.26
Band 100                                        --              --             2.31
Band 75                                         --              --             2.37
Band 50                                         --              --             2.42
Band 25                                         --              --             2.48
Band 0                                          --              --             2.53
                                    --------------  --------------
 Total                              $    1,770,115         782,645
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         34,853
Mortality & expense charges                                                           (14,907)
                                                                             -----------------
Net investment income (loss)                                                           19,946
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (31,603)
Realized gain distributions                                                            88,102
Net change in unrealized appreciation (depreciation)                                   42,049
                                                                             -----------------
Net gain (loss)                                                                        98,548
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        118,494
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         19,946   $         30,572
Net realized gain (loss)                                           (31,603)            (3,746)
Realized gain distributions                                         88,102             55,874
Net change in unrealized appreciation (depreciation)                42,049            (73,039)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  118,494              9,661
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           991,532            207,067
Cost of units redeemed                                            (275,280)          (131,873)
Account charges                                                       (570)              (793)
                                                          -----------------  -----------------
Increase (decrease)                                                715,682             74,401
                                                          -----------------  -----------------
Net increase (decrease)                                            834,176             84,062
Net assets, beginning                                              935,939            851,877
                                                          -----------------  -----------------
Net assets, ending                                        $      1,770,115   $        935,939
                                                          =================  =================

Units sold                                                         454,759             99,206
Units redeemed                                                    (128,102)           (64,454)
                                                          -----------------  -----------------
Net increase (decrease)                                            326,657             34,752
Units outstanding, beginning                                       455,988            421,236
                                                          -----------------  -----------------
Units outstanding, ending                                          782,645            455,988
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     4,918,941
Cost of units redeemed/account charges                                           (3,970,317)
Net investment income (loss)                                                        211,550
Net realized gain (loss)                                                            324,081
Realized gain distributions                                                         374,284
Net change in unrealized appreciation (depreciation)                                (88,424)
                                                                            ----------------
Net assets                                                                  $     1,770,115
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.26           783   $     1,770         1.25%         10.2%
12/31/2016          2.05           456           936         1.25%          1.5%
12/31/2015          2.02           421           852         1.25%         -1.3%
12/31/2014          2.05           411           843         1.25%         13.2%
12/31/2013          1.81           983         1,779         1.25%          1.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.31             0   $         0         1.00%         10.5%
12/31/2016          2.09             0             0         1.00%          1.7%
12/31/2015          2.06             0             0         1.00%         -1.1%
12/31/2014          2.08             0             0         1.00%         13.5%
12/31/2013          1.83             0             0         1.00%          2.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.37             0   $         0         0.75%         10.7%
12/31/2016          2.14             0             0         0.75%          2.0%
12/31/2015          2.09             0             0         0.75%         -0.8%
12/31/2014          2.11             0             0         0.75%         13.8%
12/31/2013          1.86             0             0         0.75%          2.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.42             0   $         0         0.50%         11.0%
12/31/2016          2.18             0             0         0.50%          2.3%
12/31/2015          2.13             0             0         0.50%         -0.6%
12/31/2014          2.14             0             0         0.50%         14.0%
12/31/2013          1.88             0             0         0.50%          2.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.48             0   $         0         0.25%         11.3%
12/31/2016          2.22             0             0         0.25%          2.5%
12/31/2015          2.17             0             0         0.25%         -0.3%
12/31/2014          2.18             0             0         0.25%         14.3%
12/31/2013          1.90             0             0         0.25%          2.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.53             0   $         0         0.00%         11.6%
12/31/2016          2.27             0             0         0.00%          2.8%
12/31/2015          2.21             0             0         0.00%         -0.1%
12/31/2014          2.21             0             0         0.00%         14.6%
12/31/2013          1.93             0             0         0.00%          3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.6%
    2016        4.7%
    2015        1.8%
    2014        3.4%
    2013        3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   RUSSELL INTERNATIONAL DEVELOPED MARKETS S CLASS - 782494488 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.84
Band 100                                        --              --            1.88
Band 75                                         --              --            1.92
Band 50                                         --              --            1.97
Band 25                                         --              --            2.01
Band 0                                          --              --            2.06
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.84             0   $         0         1.25%         23.5%
12/31/2016          1.49             0             0         1.25%          1.1%
12/31/2015          1.47             0             0         1.25%         -1.9%
12/31/2014          1.50             0             0         1.25%         -6.6%
12/31/2013          1.61             0             0         1.25%         20.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88             0   $         0         1.00%         23.8%
12/31/2016          1.52             0             0         1.00%          1.4%
12/31/2015          1.50             0             0         1.00%         -1.6%
12/31/2014          1.52             0             0         1.00%         -6.4%
12/31/2013          1.63             0             0         1.00%         20.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.92             0   $         0         0.75%         24.1%
12/31/2016          1.55             0             0         0.75%          1.6%
12/31/2015          1.52             0             0         0.75%         -1.4%
12/31/2014          1.55             0             0         0.75%         -6.2%
12/31/2013          1.65             0             0         0.75%         21.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.97             0   $         0         0.50%         24.4%
12/31/2016          1.58             0             0         0.50%          1.9%
12/31/2015          1.55             0             0         0.50%         -1.1%
12/31/2014          1.57             0             0         0.50%         -5.9%
12/31/2013          1.67             0             0         0.50%         21.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01             0   $         0         0.25%         24.7%
12/31/2016          1.61             0             0         0.25%          2.2%
12/31/2015          1.58             0             0         0.25%         -0.9%
12/31/2014          1.59             0             0         0.25%         -5.7%
12/31/2013          1.69             0             0         0.25%         21.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.06             0   $         0         0.00%         25.0%
12/31/2016          1.65             0             0         0.00%          2.4%
12/31/2015          1.61             0             0         0.00%         -0.6%
12/31/2014          1.62             0             0         0.00%         -5.5%
12/31/2013          1.71             0             0         0.00%         21.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           RUSSELL INVESTMENT GRADE BOND FUND S CLASS - 782494835

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        361,748  $       371,524           17,351
                                                       ===============  ===============
Receivables: investments sold                   8,018
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        369,766
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       369,766         264,676  $         1.40
Band 100                                        --              --            1.43
Band 75                                         --              --            1.46
Band 50                                         --              --            1.49
Band 25                                         --              --            1.53
Band 0                                          --              --            1.56
                                   ---------------  --------------
 Total                             $       369,766         264,676
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          4,958
Mortality & expense charges                                                             (4,308)
                                                                              -----------------
Net investment income (loss)                                                               650
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (893)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     7,538
                                                                              -----------------
Net gain (loss)                                                                          6,645
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          7,295
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2017*             2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            650   $          2,869
Net realized gain (loss)                                              (893)                 4
Realized gain distributions                                             --              9,092
Net change in unrealized appreciation (depreciation)                 7,538             (8,903)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    7,295              3,062
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            61,909             44,885
Cost of units redeemed                                             (23,199)           (10,570)
Account charges                                                        (48)               (27)
                                                          -----------------  -----------------
Increase (decrease)                                                 38,662             34,288
                                                          -----------------  -----------------
Net increase (decrease)                                             45,957             37,350
Net assets, beginning                                              323,809            286,459
                                                          -----------------  -----------------
Net assets, ending                                        $        369,766   $        323,809
                                                          =================  =================

Units sold                                                          44,461             32,835
Units redeemed                                                     (16,629)            (8,099)
                                                          -----------------  -----------------
Net increase (decrease)                                             27,832             24,736
Units outstanding, beginning                                       236,844            212,108
                                                          -----------------  -----------------
Units outstanding, ending                                          264,676            236,844
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        395,737
Cost of units redeemed/account charges                                                (35,201)
Net investment income (loss)                                                            5,016
Net realized gain (loss)                                                                 (890)
Realized gain distributions                                                            14,880
Net change in unrealized appreciation (depreciation)                                   (9,776)
                                                                             -----------------
Net assets                                                                   $        369,766
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40           265   $       370         1.25%          2.2%
12/31/2016          1.37           237           324         1.25%          1.2%
12/31/2015          1.35           212           286         1.25%         -0.7%
12/31/2014          1.36             0             0         1.25%          4.6%
12/31/2013          1.30             0             0         1.25%         -3.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         1.00%          2.4%
12/31/2016          1.39             0             0         1.00%          1.5%
12/31/2015          1.37             0             0         1.00%         -0.5%
12/31/2014          1.38             0             0         1.00%          4.9%
12/31/2013          1.32             0             0         1.00%         -3.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0   $         0         0.75%          2.7%
12/31/2016          1.42             0             0         0.75%          1.7%
12/31/2015          1.40             0             0         0.75%         -0.2%
12/31/2014          1.40             0             0         0.75%          5.1%
12/31/2013          1.33             0             0         0.75%         -3.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49             0   $         0         0.50%          3.0%
12/31/2016          1.45             0             0         0.50%          2.0%
12/31/2015          1.42             0             0         0.50%          0.0%
12/31/2014          1.42             0             0         0.50%          5.4%
12/31/2013          1.35             0             0         0.50%         -2.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.53             0   $         0         0.25%          3.2%
12/31/2016          1.48             0             0         0.25%          2.2%
12/31/2015          1.45             0             0         0.25%          0.3%
12/31/2014          1.45             0             0         0.25%          5.7%
12/31/2013          1.37             0             0         0.25%         -2.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.56             0   $         0         0.00%          3.5%
12/31/2016          1.51             0             0         0.00%          2.5%
12/31/2015          1.47             0             0         0.00%          0.5%
12/31/2014          1.47             0             0         0.00%          5.9%
12/31/2013          1.38             0             0         0.00%         -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        2.2%
    2015        1.9%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS BALANCED STRATEGY FUND R1 CLASS - 782478366

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,270,012  $      1,303,354          110,990
                                                      ================  ===============
Receivables: investments sold                    826
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,270,838
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,270,838         643,124  $          1.98
Band 100                                        --              --             2.02
Band 75                                         --              --             2.07
Band 50                                         --              --             2.11
Band 25                                         --              --             2.16
Band 0                                          --              --             2.21
                                    --------------  --------------
 Total                              $    1,270,838         643,124
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         31,964
Mortality & expense charges                                                          (20,029)
                                                                            -----------------
Net investment income (loss)                                                          11,935
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (102,666)
Realized gain distributions                                                           39,143
Net change in unrealized appreciation (depreciation)                                 205,659
                                                                            -----------------
Net gain (loss)                                                                      142,136
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        154,071
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         11,935   $         41,760
Net realized gain (loss)                                         (102,666)           (99,318)
Realized gain distributions                                        39,143            126,834
Net change in unrealized appreciation (depreciation)              205,659            147,941
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 154,071            217,217
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          333,489            280,069
Cost of units redeemed                                         (1,840,087)          (760,807)
Account charges                                                    (3,338)            (2,994)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,509,936)          (483,732)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,355,865)          (266,515)
Net assets, beginning                                           2,626,703          2,893,218
                                                         -----------------  -----------------
Net assets, ending                                       $      1,270,838   $      2,626,703
                                                         =================  =================

Units sold                                                        180,940            385,597
Units redeemed                                                   (989,564)          (657,524)
                                                         -----------------  -----------------
Net increase (decrease)                                          (808,624)          (271,927)
Units outstanding, beginning                                    1,451,748          1,723,675
                                                         -----------------  -----------------
Units outstanding, ending                                         643,124          1,451,748
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     33,681,503
Cost of units redeemed/account charges                                           (37,225,582)
Net investment income (loss)                                                         971,460
Net realized gain (loss)                                                           3,497,867
Realized gain distributions                                                          378,932
Net change in unrealized appreciation (depreciation)                                 (33,342)
                                                                            -----------------
Net assets                                                                  $      1,270,838
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98           643   $     1,271         1.25%          9.2%
12/31/2016          1.81         1,452         2,627         1.25%          7.8%
12/31/2015          1.68         1,724         2,893         1.25%         -3.4%
12/31/2014          1.74         7,656        13,306         1.25%          3.5%
12/31/2013          1.68         9,899        16,619         1.25%         11.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.02             0   $         0         1.00%          9.5%
12/31/2016          1.85             0             0         1.00%          8.1%
12/31/2015          1.71             0             0         1.00%         -3.2%
12/31/2014          1.76             0             0         1.00%          3.8%
12/31/2013          1.70             0             0         1.00%         11.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07             0   $         0         0.75%          9.8%
12/31/2016          1.88             0             0         0.75%          8.3%
12/31/2015          1.74             0             0         0.75%         -2.9%
12/31/2014          1.79             0             0         0.75%          4.0%
12/31/2013          1.72             0             0         0.75%         11.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.11             0   $         0         0.50%         10.0%
12/31/2016          1.92             0             0         0.50%          8.6%
12/31/2015          1.77             0             0         0.50%         -2.7%
12/31/2014          1.82             0             0         0.50%          4.3%
12/31/2013          1.74             0             0         0.50%         11.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.16             0   $         0         0.25%         10.3%
12/31/2016          1.96             0             0         0.25%          8.9%
12/31/2015          1.80             0             0         0.25%         -2.5%
12/31/2014          1.85             0             0         0.25%          4.6%
12/31/2013          1.77             0             0         0.25%         12.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.21             0   $         0         0.00%         10.6%
12/31/2016          2.00             0             0         0.00%          9.1%
12/31/2015          1.83             0             0         0.00%         -2.2%
12/31/2014          1.87             0             0         0.00%          4.8%
12/31/2013          1.79             0             0         0.00%         12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        2.8%
    2015        1.6%
    2014        2.5%
    2013        2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS BALANCED STRATEGY FUND R5 CLASS - 78249R669

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    5,892,541   $     5,607,497          519,086
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (915)
                                     ---------------
Net assets                           $    5,891,626
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,555,638       2,524,126  $          1.80
Band 100                                  1,042,279         558,150             1.87
Band 75                                          --              --             1.93
Band 50                                     293,709         146,929             2.00
Band 25                                          --              --             2.07
Band 0                                           --              --             2.14
                                    ---------------  --------------
 Total                              $     5,891,626       3,229,205
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       133,893
Mortality & expense charges                                                         (74,477)
                                                                            ----------------
Net investment income (loss)                                                         59,416
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            191,185
Realized gain distributions                                                         183,548
Net change in unrealized appreciation (depreciation)                                124,938
                                                                            ----------------
Net gain (loss)                                                                     499,671
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       559,087
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         59,416   $         96,163
Net realized gain (loss)                                          191,185            152,933
Realized gain distributions                                       183,548            391,239
Net change in unrealized appreciation (depreciation)              124,938            (44,917)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 559,087            595,418
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          520,605          1,221,171
Cost of units redeemed                                         (3,164,783)        (2,729,687)
Account charges                                                    (3,307)            (6,108)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,647,485)        (1,514,624)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,088,398)          (919,206)
Net assets, beginning                                           7,980,024          8,899,230
                                                         -----------------  -----------------
Net assets, ending                                       $      5,891,626   $      7,980,024
                                                         =================  =================

Units sold                                                        365,009            786,238
Units redeemed                                                 (1,863,684)        (1,732,886)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,498,675)          (946,648)
Units outstanding, beginning                                    4,727,880          5,674,528
                                                         -----------------  -----------------
Units outstanding, ending                                       3,229,205          4,727,880
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    59,515,634
Cost of units redeemed/account charges                                          (58,590,049)
Net investment income (loss)                                                      1,739,507
Net realized gain (loss)                                                            950,027
Realized gain distributions                                                       1,991,463
Net change in unrealized appreciation (depreciation)                                285,044
                                                                            ----------------
Net assets                                                                  $     5,891,626
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80         2,524   $     4,556         1.25%          8.6%
12/31/2016          1.66         3,583         5,957         1.25%          7.3%
12/31/2015          1.55         4,556         7,059         1.25%         -3.9%
12/31/2014          1.61         5,379         8,670         1.25%          3.0%
12/31/2013          1.57         8,531        13,351         1.25%         10.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.87           558   $     1,042         1.00%          8.8%
12/31/2016          1.72           668         1,146         1.00%          7.6%
12/31/2015          1.60           570           909         1.00%         -3.6%
12/31/2014          1.66           664         1,099         1.00%          3.2%
12/31/2013          1.60            25            40         1.00%         10.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.93             0   $         0         0.75%          9.1%
12/31/2016          1.77             0             0         0.75%          7.8%
12/31/2015          1.64             0             0         0.75%         -3.4%
12/31/2014          1.70             0             0         0.75%          3.5%
12/31/2013          1.64             0             0         0.75%         11.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00           147   $       294         0.50%          9.4%
12/31/2016          1.83           434           792         0.50%          8.1%
12/31/2015          1.69           511           865         0.50%         -3.1%
12/31/2014          1.75           535           933         0.50%          3.8%
12/31/2013          1.68           457           768         0.50%         11.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07             0   $         0         0.25%          9.6%
12/31/2016          1.89             0             0         0.25%          8.4%
12/31/2015          1.74             0             0         0.25%         -2.9%
12/31/2014          1.79             0             0         0.25%          4.0%
12/31/2013          1.72             0             0         0.25%         11.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.14             0   $         0         0.00%          9.9%
12/31/2016          1.95            43            85         0.00%          8.7%
12/31/2015          1.79            38            67         0.00%         -2.7%
12/31/2014          1.84            35            65         0.00%          4.3%
12/31/2013          1.77           907         1,600         0.00%         11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        2.2%
    2015        1.7%
    2014        1.9%
    2013        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND R1 CLASS - 782478325

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       205,370   $       207,380           20,756
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,750)
                                     ----------------
Net assets                           $       203,620
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       203,620         128,910  $         1.58
Band 100                                        --              --            1.62
Band 75                                         --              --            1.65
Band 50                                         --              --            1.69
Band 25                                         --              --            1.73
Band 0                                          --              --            1.77
                                   ---------------  --------------
 Total                             $       203,620         128,910
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          4,840
Mortality & expense charges                                                            (3,013)
                                                                             -----------------
Net investment income (loss)                                                            1,827
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  288
Realized gain distributions                                                             2,506
Net change in unrealized appreciation (depreciation)                                    5,431
                                                                             -----------------
Net gain (loss)                                                                         8,225
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         10,052
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,827   $          4,739
Net realized gain (loss)                                              288            (44,610)
Realized gain distributions                                         2,506              4,162
Net change in unrealized appreciation (depreciation)                5,431             58,634
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  10,052             22,925
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          244,464            309,939
Cost of units redeemed                                           (261,621)          (608,816)
Account charges                                                       (56)               (98)
                                                         -----------------  -----------------
Increase (decrease)                                               (17,213)          (298,975)
                                                         -----------------  -----------------
Net increase (decrease)                                            (7,161)          (276,050)
Net assets, beginning                                             210,781            486,831
                                                         -----------------  -----------------
Net assets, ending                                       $        203,620   $        210,781
                                                         =================  =================

Units sold                                                        157,230            207,246
Units redeemed                                                   (167,897)          (404,050)
                                                         -----------------  -----------------
Net increase (decrease)                                           (10,667)          (196,804)
Units outstanding, beginning                                      139,577            336,381
                                                         -----------------  -----------------
Units outstanding, ending                                         128,910            139,577
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     4,258,917
Cost of units redeemed/account charges                                           (4,482,775)
Net investment income (loss)                                                        158,904
Net realized gain (loss)                                                            196,966
Realized gain distributions                                                          73,618
Net change in unrealized appreciation (depreciation)                                 (2,010)
                                                                            ----------------
Net assets                                                                  $       203,620
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.58           129   $       204         1.25%          4.6%
12/31/2016          1.51           140           211         1.25%          4.3%
12/31/2015          1.45           336           487         1.25%         -2.5%
12/31/2014          1.48           378           561         1.25%          2.9%
12/31/2013          1.44           392           565         1.25%          1.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.62             0   $         0         1.00%          4.9%
12/31/2016          1.54             0             0         1.00%          4.6%
12/31/2015          1.47             0             0         1.00%         -2.2%
12/31/2014          1.51             0             0         1.00%          3.1%
12/31/2013          1.46             0             0         1.00%          2.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.65             0   $         0         0.75%          5.1%
12/31/2016          1.57             0             0         0.75%          4.9%
12/31/2015          1.50             0             0         0.75%         -2.0%
12/31/2014          1.53             0             0         0.75%          3.4%
12/31/2013          1.48             0             0         0.75%          2.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.69             0   $         0         0.50%          5.4%
12/31/2016          1.60             0             0         0.50%          5.1%
12/31/2015          1.53             0             0         0.50%         -1.7%
12/31/2014          1.55             0             0         0.50%          3.7%
12/31/2013          1.50             0             0         0.50%          2.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.73             0   $         0         0.25%          5.6%
12/31/2016          1.64             0             0         0.25%          5.4%
12/31/2015          1.55             0             0         0.25%         -1.5%
12/31/2014          1.58             0             0         0.25%          3.9%
12/31/2013          1.52             0             0         0.25%          2.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77             0   $         0         0.00%          5.9%
12/31/2016          1.67             0             0         0.00%          5.7%
12/31/2015          1.58             0             0         0.00%         -1.3%
12/31/2014          1.60             0             0         0.00%          4.2%
12/31/2013          1.54             0             0         0.00%          3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.3%
    2016        2.9%
    2015        2.6%
    2014        2.5%
    2013        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND R5 CLASS - 78249R693

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,303,366   $     1,376,092          132,311
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (102)
                                     ---------------
Net assets                           $    1,303,264
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      648,405         451,588  $          1.44
Band 100                                   513,007         345,323             1.49
Band 75                                         --              --             1.54
Band 50                                    141,852          89,201             1.59
Band 25                                         --              --             1.65
Band 0                                          --              --             1.70
                                    --------------  --------------
 Total                              $    1,303,264         886,112
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         22,638
Mortality & expense charges                                                           (14,503)
                                                                             -----------------
Net investment income (loss)                                                            8,135
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (18,554)
Realized gain distributions                                                            15,854
Net change in unrealized appreciation (depreciation)                                   51,554
                                                                             -----------------
Net gain (loss)                                                                        48,854
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         56,989
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          8,135   $         21,864
Net realized gain (loss)                                          (18,554)           (42,015)
Realized gain distributions                                        15,854             27,633
Net change in unrealized appreciation (depreciation)               51,554             58,632
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  56,989             66,114
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          159,918            302,726
Cost of units redeemed                                           (313,236)          (495,077)
Account charges                                                      (346)              (470)
                                                         -----------------  -----------------
Increase (decrease)                                              (153,664)          (192,821)
                                                         -----------------  -----------------
Net increase (decrease)                                           (96,675)          (126,707)
Net assets, beginning                                           1,399,939          1,526,646
                                                         -----------------  -----------------
Net assets, ending                                       $      1,303,264   $      1,399,939
                                                         =================  =================

Units sold                                                        133,742            222,240
Units redeemed                                                   (239,407)          (360,200)
                                                         -----------------  -----------------
Net increase (decrease)                                          (105,665)          (137,960)
Units outstanding, beginning                                      991,777          1,129,737
                                                         -----------------  -----------------
Units outstanding, ending                                         886,112            991,777
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      9,471,310
Cost of units redeemed/account charges                                            (8,766,127)
Net investment income (loss)                                                         336,817
Net realized gain (loss)                                                              26,214
Realized gain distributions                                                          307,776
Net change in unrealized appreciation (depreciation)                                 (72,726)
                                                                            -----------------
Net assets                                                                  $      1,303,264
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44           452   $       648         1.25%          4.0%
12/31/2016          1.38           473           653         1.25%          3.9%
12/31/2015          1.33           643           854         1.25%         -3.0%
12/31/2014          1.37           798         1,093         1.25%          2.4%
12/31/2013          1.34         1,824         2,438         1.25%          1.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49           345   $       513         1.00%          4.3%
12/31/2016          1.42           429           611         1.00%          4.2%
12/31/2015          1.37           402           550         1.00%         -2.7%
12/31/2014          1.41           365           513         1.00%          2.7%
12/31/2013          1.37           100           137         1.00%          1.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.54             0   $         0         0.75%          4.6%
12/31/2016          1.47             0             0         0.75%          4.4%
12/31/2015          1.41             0             0         0.75%         -2.5%
12/31/2014          1.44             0             0         0.75%          2.9%
12/31/2013          1.40             0             0         0.75%          1.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.59            89   $       142         0.50%          4.8%
12/31/2016          1.52            89           136         0.50%          4.7%
12/31/2015          1.45            85           123         0.50%         -2.3%
12/31/2014          1.48            99           147         0.50%          3.2%
12/31/2013          1.44           374           537         0.50%          2.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.65             0   $         0         0.25%          5.1%
12/31/2016          1.57             0             0         0.25%          4.9%
12/31/2015          1.49             0             0         0.25%         -2.0%
12/31/2014          1.52             0             0         0.25%          3.5%
12/31/2013          1.47             0             0         0.25%          2.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.70             0   $         0         0.00%          5.3%
12/31/2016          1.62             0             0         0.00%          5.2%
12/31/2015          1.54             0             0         0.00%         -1.8%
12/31/2014          1.56             0             0         0.00%          3.7%
12/31/2013          1.51            20            29         0.00%          2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.7%
    2016        2.7%
    2015        1.9%
    2014        1.5%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND R1 CLASS - 782478416

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       470,593   $       407,309           34,936
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (5)
                                     ----------------
Net assets                           $       470,588
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       470,588         212,639  $         2.21
Band 100                                        --              --            2.26
Band 75                                         --              --            2.32
Band 50                                         --              --            2.37
Band 25                                         --              --            2.42
Band 0                                          --              --            2.48
                                   ---------------  --------------
 Total                             $       470,588         212,639
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         13,751
Mortality & expense charges                                                           (7,468)
                                                                            -----------------
Net investment income (loss)                                                           6,283
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              72,906
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                   5,864
                                                                            -----------------
Net gain (loss)                                                                       78,770
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         85,053
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,283   $          7,726
Net realized gain (loss)                                           72,906              2,779
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                5,864             45,677
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  85,053             56,182
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          136,084            251,552
Cost of units redeemed                                           (533,571)          (146,599)
Account charges                                                      (198)              (244)
                                                         -----------------  -----------------
Increase (decrease)                                              (397,685)           104,709
                                                         -----------------  -----------------
Net increase (decrease)                                          (312,632)           160,891
Net assets, beginning                                             783,220            622,329
                                                         -----------------  -----------------
Net assets, ending                                       $        470,588   $        783,220
                                                         =================  =================

Units sold                                                         65,246            135,628
Units redeemed                                                   (258,821)           (83,832)
                                                         -----------------  -----------------
Net increase (decrease)                                          (193,575)            51,796
Units outstanding, beginning                                      406,214            354,418
                                                         -----------------  -----------------
Units outstanding, ending                                         212,639            406,214
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     3,126,946
Cost of units redeemed/account charges                                           (3,246,273)
Net investment income (loss)                                                         44,826
Net realized gain (loss)                                                            481,805
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                 63,284
                                                                            ----------------
Net assets                                                                  $       470,588
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.21           213   $       471         1.25%         14.8%
12/31/2016          1.93           406           783         1.25%          9.8%
12/31/2015          1.76           354           622         1.25%         -4.9%
12/31/2014          1.85           470           867         1.25%          2.2%
12/31/2013          1.81           421           760         1.25%         18.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.26             0   $         0         1.00%         15.1%
12/31/2016          1.97             0             0         1.00%         10.1%
12/31/2015          1.79             0             0         1.00%         -4.6%
12/31/2014          1.87             0             0         1.00%          2.5%
12/31/2013          1.83             0             0         1.00%         18.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.32             0   $         0         0.75%         15.4%
12/31/2016          2.01             0             0         0.75%         10.4%
12/31/2015          1.82             0             0         0.75%         -4.4%
12/31/2014          1.90             0             0         0.75%          2.7%
12/31/2013          1.85             0             0         0.75%         19.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.37             0   $         0         0.50%         15.6%
12/31/2016          2.05             0             0         0.50%         10.6%
12/31/2015          1.85             0             0         0.50%         -4.1%
12/31/2014          1.93             0             0         0.50%          3.0%
12/31/2013          1.87             0             0         0.50%         19.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.42             0   $         0         0.25%         15.9%
12/31/2016          2.09             0             0         0.25%         10.9%
12/31/2015          1.88             0             0         0.25%         -3.9%
12/31/2014          1.96             0             0         0.25%          3.3%
12/31/2013          1.90             0             0         0.25%         19.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.48             0   $         0         0.00%         16.2%
12/31/2016          2.13             0             0         0.00%         11.2%
12/31/2015          1.92             0             0         0.00%         -3.7%
12/31/2014          1.99             0             0         0.00%          3.5%
12/31/2013          1.92             0             0         0.00%         19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.2%
    2016        2.1%
    2015        1.5%
    2014        2.8%
    2013        2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND R5 CLASS - 78249R628

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,780,466  $      1,375,244          137,623
                                                      ================  ===============
Receivables: investments sold                    380
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,780,846
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,192,563         621,434  $          1.92
Band 100                                   183,621          92,481             1.99
Band 75                                         --              --             2.05
Band 50                                    404,662         190,393             2.13
Band 25                                         --              --             2.20
Band 0                                          --              --             2.28
                                    --------------  --------------
 Total                              $    1,780,846         904,308
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        43,186
Mortality & expense charges                                                         (18,049)
                                                                            ----------------
Net investment income (loss)                                                         25,137
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            126,186
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                 79,880
                                                                            ----------------
Net gain (loss)                                                                     206,066
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       231,203
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         25,137   $         16,116
Net realized gain (loss)                                          126,186             37,961
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               79,880            122,592
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 231,203            176,669
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          163,498            182,915
Cost of units redeemed                                           (662,753)          (301,244)
Account charges                                                      (523)              (914)
                                                         -----------------  -----------------
Increase (decrease)                                              (499,778)          (119,243)
                                                         -----------------  -----------------
Net increase (decrease)                                          (268,575)            57,426
Net assets, beginning                                           2,049,421          1,991,995
                                                         -----------------  -----------------
Net assets, ending                                       $      1,780,846   $      2,049,421
                                                         =================  =================

Units sold                                                         88,246            114,039
Units redeemed                                                   (380,474)          (193,059)
                                                         -----------------  -----------------
Net increase (decrease)                                          (292,228)           (79,020)
Units outstanding, beginning                                    1,196,536          1,275,556
                                                         -----------------  -----------------
Units outstanding, ending                                         904,308          1,196,536
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     10,809,050
Cost of units redeemed/account charges                                            (9,969,344)
Net investment income (loss)                                                         196,348
Net realized gain (loss)                                                              80,365
Realized gain distributions                                                          259,205
Net change in unrealized appreciation (depreciation)                                 405,222
                                                                            -----------------
Net assets                                                                  $      1,780,846
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.92           621   $     1,193         1.25%         14.1%
12/31/2016          1.68           921         1,548         1.25%          9.3%
12/31/2015          1.54           996         1,532         1.25%         -5.3%
12/31/2014          1.63         1,211         1,968         1.25%          1.7%
12/31/2013          1.60         1,789         2,860         1.25%         17.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.99            92   $       184         1.00%         14.4%
12/31/2016          1.74            75           131         1.00%          9.6%
12/31/2015          1.58           104           165         1.00%         -5.1%
12/31/2014          1.67           139           232         1.00%          1.9%
12/31/2013          1.64             0             0         1.00%         18.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05             0   $         0         0.75%         14.7%
12/31/2016          1.79             0             0         0.75%          9.8%
12/31/2015          1.63             0             0         0.75%         -4.9%
12/31/2014          1.71             0             0         0.75%          2.2%
12/31/2013          1.68             0             0         0.75%         18.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.13           190   $       405         0.50%         15.0%
12/31/2016          1.85           200           370         0.50%         10.1%
12/31/2015          1.68           176           295         0.50%         -4.6%
12/31/2014          1.76           179           315         0.50%          2.4%
12/31/2013          1.72           154           264         0.50%         18.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.20             0   $         0         0.25%         15.3%
12/31/2016          1.91             0             0         0.25%         10.4%
12/31/2015          1.73             0             0         0.25%         -4.4%
12/31/2014          1.81             0             0         0.25%          2.7%
12/31/2013          1.76             0             0         0.25%         19.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.28             0   $         0         0.00%         15.6%
12/31/2016          1.97             0             0         0.00%         10.7%
12/31/2015          1.78             0             0         0.00%         -4.1%
12/31/2014          1.86             0             0         0.00%          2.9%
12/31/2013          1.80           259           467         0.00%         19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.3%
    2016        1.9%
    2015        1.0%
    2014        1.9%
    2013        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        RUSSELL LIFEPOINTS GROWTH STRATEGY FUND R1 CLASS - 782478382

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,633,844  $      1,476,705          127,914
                                                      ================  ===============
Receivables: investments sold                    904
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,634,748
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,634,748         779,434  $          2.10
Band 100                                        --              --             2.15
Band 75                                         --              --             2.19
Band 50                                         --              --             2.24
Band 25                                         --              --             2.30
Band 0                                          --              --             2.35
                                    --------------  --------------
 Total                              $    1,634,748         779,434
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         45,944
Mortality & expense charges                                                          (22,748)
                                                                            -----------------
Net investment income (loss)                                                          23,196
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              97,482
Realized gain distributions                                                           51,254
Net change in unrealized appreciation (depreciation)                                  53,517
                                                                            -----------------
Net gain (loss)                                                                      202,253
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        225,449
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         23,196   $         27,433
Net realized gain (loss)                                           97,482              3,361
Realized gain distributions                                        51,254             51,254
Net change in unrealized appreciation (depreciation)               53,517             70,209
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 225,449            152,257
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          226,831            286,291
Cost of units redeemed                                           (857,745)          (328,571)
Account charges                                                    (1,589)              (808)
                                                         -----------------  -----------------
Increase (decrease)                                              (632,503)           (43,088)
                                                         -----------------  -----------------
Net increase (decrease)                                          (407,054)           109,169
Net assets, beginning                                           2,041,802          1,932,633
                                                         -----------------  -----------------
Net assets, ending                                       $      1,634,748   $      2,041,802
                                                         =================  =================

Units sold                                                        114,764            163,936
Units redeemed                                                   (433,050)          (193,385)
                                                         -----------------  -----------------
Net increase (decrease)                                          (318,286)           (29,449)
Units outstanding, beginning                                    1,097,720          1,127,169
                                                         -----------------  -----------------
Units outstanding, ending                                         779,434          1,097,720
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      6,446,850
Cost of units redeemed/account charges                                            (6,330,063)
Net investment income (loss)                                                         201,709
Net realized gain (loss)                                                           1,056,605
Realized gain distributions                                                          102,508
Net change in unrealized appreciation (depreciation)                                 157,139
                                                                            -----------------
Net assets                                                                  $      1,634,748
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.10           779   $     1,635         1.25%         12.8%
12/31/2016          1.86         1,098         2,042         1.25%          8.5%
12/31/2015          1.71         1,127         1,933         1.25%         -4.4%
12/31/2014          1.79         1,212         2,176         1.25%          2.5%
12/31/2013          1.75           954         1,670         1.25%         15.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.15             0   $         0         1.00%         13.0%
12/31/2016          1.90             0             0         1.00%          8.8%
12/31/2015          1.75             0             0         1.00%         -4.2%
12/31/2014          1.82             0             0         1.00%          2.8%
12/31/2013          1.77             0             0         1.00%         15.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.19             0   $         0         0.75%         13.3%
12/31/2016          1.94             0             0         0.75%          9.0%
12/31/2015          1.78             0             0         0.75%         -4.0%
12/31/2014          1.85             0             0         0.75%          3.0%
12/31/2013          1.79             0             0         0.75%         15.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.24             0   $         0         0.50%         13.6%
12/31/2016          1.98             0             0         0.50%          9.3%
12/31/2015          1.81             0             0         0.50%         -3.7%
12/31/2014          1.88             0             0         0.50%          3.3%
12/31/2013          1.82             0             0         0.50%         16.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.30             0   $         0         0.25%         13.9%
12/31/2016          2.02             0             0         0.25%          9.6%
12/31/2015          1.84             0             0         0.25%         -3.5%
12/31/2014          1.91             0             0         0.25%          3.6%
12/31/2013          1.84             0             0         0.25%         16.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.35             0   $         0         0.00%         14.2%
12/31/2016          2.06             0             0         0.00%          9.8%
12/31/2015          1.87             0             0         0.00%         -3.2%
12/31/2014          1.93             0             0         0.00%          3.8%
12/31/2013          1.86             0             0         0.00%         16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.5%
    2016        2.6%
    2015        1.6%
    2014        3.0%
    2013        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        RUSSELL LIFEPOINTS GROWTH STRATEGY FUND R5 CLASS - 78249R644

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,689,230  $     2,246,888          212,697
                                                       ===============  ===============
Receivables: investments sold                   1,396
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,690,626
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,872,888       1,002,907  $          1.87
Band 100                                    309,570         160,227             1.93
Band 75                                          --              --             2.00
Band 50                                     508,168         245,696             2.07
Band 25                                          --              --             2.14
Band 0                                           --              --             2.21
                                    ---------------  --------------
 Total                              $     2,690,626       1,408,830
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        69,016
Mortality & expense charges                                                         (33,379)
                                                                            ----------------
Net investment income (loss)                                                         35,637
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            219,721
Realized gain distributions                                                          85,417
Net change in unrealized appreciation (depreciation)                                 15,365
                                                                            ----------------
Net gain (loss)                                                                     320,503
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       356,140
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         35,637   $         32,323
Net realized gain (loss)                                          219,721            118,094
Realized gain distributions                                        85,417             84,009
Net change in unrealized appreciation (depreciation)               15,365             21,463
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 356,140            255,889
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          180,758            360,739
Cost of units redeemed                                         (1,172,158)          (795,149)
Account charges                                                      (718)              (907)
                                                         -----------------  -----------------
Increase (decrease)                                              (992,118)          (435,317)
                                                         -----------------  -----------------
Net increase (decrease)                                          (635,978)          (179,428)
Net assets, beginning                                           3,326,604          3,506,032
                                                         -----------------  -----------------
Net assets, ending                                       $      2,690,626   $      3,326,604
                                                         =================  =================

Units sold                                                        104,455            250,342
Units redeemed                                                   (661,797)          (529,652)
                                                         -----------------  -----------------
Net increase (decrease)                                          (557,342)          (279,310)
Units outstanding, beginning                                    1,966,172          2,245,482
                                                         -----------------  -----------------
Units outstanding, ending                                       1,408,830          1,966,172
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     19,900,237
Cost of units redeemed/account charges                                           (19,997,630)
Net investment income (loss)                                                         489,741
Net realized gain (loss)                                                           1,282,468
Realized gain distributions                                                          573,468
Net change in unrealized appreciation (depreciation)                                 442,342
                                                                            -----------------
Net assets                                                                  $      2,690,626
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.87         1,003   $     1,873         1.25%         12.2%
12/31/2016          1.67         1,494         2,487         1.25%          8.0%
12/31/2015          1.54         1,726         2,661         1.25%         -5.0%
12/31/2014          1.62         3,122         5,066         1.25%          2.0%
12/31/2013          1.59         4,823         7,670         1.25%         14.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.93           160   $       310         1.00%         12.4%
12/31/2016          1.72           227           390         1.00%          8.3%
12/31/2015          1.59           302           479         1.00%         -4.8%
12/31/2014          1.67           268           446         1.00%          2.3%
12/31/2013          1.63            51            82         1.00%         15.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00             0   $         0         0.75%         12.7%
12/31/2016          1.77             0             0         0.75%          8.5%
12/31/2015          1.63             0             0         0.75%         -4.5%
12/31/2014          1.71             0             0         0.75%          2.6%
12/31/2013          1.67             0             0         0.75%         15.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07           246   $       508         0.50%         13.0%
12/31/2016          1.83           246           450         0.50%          8.8%
12/31/2015          1.68           217           366         0.50%         -4.3%
12/31/2014          1.76           269           472         0.50%          2.8%
12/31/2013          1.71           350           598         0.50%         15.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.14             0   $         0         0.25%         13.3%
12/31/2016          1.89             0             0         0.25%          9.1%
12/31/2015          1.73             0             0         0.25%         -4.0%
12/31/2014          1.80             0             0         0.25%          3.1%
12/31/2013          1.75             0             0         0.25%         15.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.21             0   $         0         0.00%         13.6%
12/31/2016          1.95             0             0         0.00%          9.4%
12/31/2015          1.78             0             0         0.00%         -3.8%
12/31/2014          1.85             0             0         0.00%          3.3%
12/31/2013          1.79            82           146         0.00%         16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.3%
    2016        2.0%
    2015        1.0%
    2014        1.8%
    2013        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS MODERATE STRATEGY FUND R1 CLASS - 782478341

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        512,014  $       532,547           49,000
                                                       ===============  ===============
Receivables: investments sold                   1,024
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        513,038
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       513,038         284,881  $         1.80
Band 100                                        --              --            1.84
Band 75                                         --              --            1.88
Band 50                                         --              --            1.93
Band 25                                         --              --            1.97
Band 0                                          --              --            2.02
                                   ---------------  --------------
 Total                             $       513,038         284,881
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         12,359
Mortality & expense charges                                                            (7,250)
                                                                             -----------------
Net investment income (loss)                                                            5,109
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (14,701)
Realized gain distributions                                                             5,399
Net change in unrealized appreciation (depreciation)                                   48,020
                                                                             -----------------
Net gain (loss)                                                                        38,718
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         43,827
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          5,109   $         14,534
Net realized gain (loss)                                           (14,701)            (8,104)
Realized gain distributions                                          5,399             30,799
Net change in unrealized appreciation (depreciation)                48,020              1,662
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   43,827             38,891
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            70,805             80,551
Cost of units redeemed                                            (257,778)           (79,058)
Account charges                                                       (622)              (380)
                                                          -----------------  -----------------
Increase (decrease)                                               (187,595)             1,113
                                                          -----------------  -----------------
Net increase (decrease)                                           (143,768)            40,004
Net assets, beginning                                              656,806            616,802
                                                          -----------------  -----------------
Net assets, ending                                        $        513,038   $        656,806
                                                          =================  =================

Units sold                                                          40,521             49,302
Units redeemed                                                    (147,031)           (49,386)
                                                          -----------------  -----------------
Net increase (decrease)                                           (106,510)               (84)
Units outstanding, beginning                                       391,391            391,475
                                                          -----------------  -----------------
Units outstanding, ending                                          284,881            391,391
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      8,096,752
Cost of units redeemed/account charges                                            (9,891,280)
Net investment income (loss)                                                         584,888
Net realized gain (loss)                                                           1,636,714
Realized gain distributions                                                          106,497
Net change in unrealized appreciation (depreciation)                                 (20,533)
                                                                            -----------------
Net assets                                                                  $        513,038
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80           285   $       513         1.25%          7.3%
12/31/2016          1.68           391           657         1.25%          6.5%
12/31/2015          1.58           391           617         1.25%         -2.9%
12/31/2014          1.62           416           676         1.25%          3.7%
12/31/2013          1.56           473           741         1.25%          5.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.84             0   $         0         1.00%          7.6%
12/31/2016          1.71             0             0         1.00%          6.8%
12/31/2015          1.60             0             0         1.00%         -2.6%
12/31/2014          1.65             0             0         1.00%          3.9%
12/31/2013          1.58             0             0         1.00%          5.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88             0   $         0         0.75%          7.9%
12/31/2016          1.75             0             0         0.75%          7.0%
12/31/2015          1.63             0             0         0.75%         -2.4%
12/31/2014          1.67             0             0         0.75%          4.2%
12/31/2013          1.60             0             0         0.75%          5.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.93             0   $         0         0.50%          8.1%
12/31/2016          1.78             0             0         0.50%          7.3%
12/31/2015          1.66             0             0         0.50%         -2.2%
12/31/2014          1.70             0             0         0.50%          4.5%
12/31/2013          1.63             0             0         0.50%          6.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.97             0   $         0         0.25%          8.4%
12/31/2016          1.82             0             0         0.25%          7.6%
12/31/2015          1.69             0             0         0.25%         -1.9%
12/31/2014          1.72             0             0         0.25%          4.7%
12/31/2013          1.65             0             0         0.25%          6.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.02             0   $         0         0.00%          8.7%
12/31/2016          1.86             0             0         0.00%          7.8%
12/31/2015          1.72             0             0         0.00%         -1.7%
12/31/2014          1.75             0             0         0.00%          5.0%
12/31/2013          1.67             0             0         0.00%          6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.1%
    2016        3.5%
    2015        2.7%
    2014        2.6%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS MODERATE STRATEGY FUND R5 CLASS - 78249R685

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    2,436,845   $     2,454,841          232,266
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (369)
                                     ---------------
Net assets                           $    2,436,476
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,875,202       1,153,952  $          1.63
Band 100                                    375,682         223,448             1.68
Band 75                                          --              --             1.74
Band 50                                     185,592         103,123             1.80
Band 25                                          --              --             1.86
Band 0                                           --              --             1.93
                                    ---------------  --------------
 Total                              $     2,436,476       1,480,523
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         47,188
Mortality & expense charges                                                           (28,547)
                                                                             -----------------
Net investment income (loss)                                                           18,641
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (32,425)
Realized gain distributions                                                            25,725
Net change in unrealized appreciation (depreciation)                                  156,032
                                                                             -----------------
Net gain (loss)                                                                       149,332
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        167,973
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         18,641   $         46,494
Net realized gain (loss)                                          (32,425)           (21,688)
Realized gain distributions                                        25,725            124,172
Net change in unrealized appreciation (depreciation)              156,032             25,629
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 167,973            174,607
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          270,591            374,566
Cost of units redeemed                                           (699,228)          (802,507)
Account charges                                                    (1,174)              (866)
                                                         -----------------  -----------------
Increase (decrease)                                              (429,811)          (428,807)
                                                         -----------------  -----------------
Net increase (decrease)                                          (261,838)          (254,200)
Net assets, beginning                                           2,698,314          2,952,514
                                                         -----------------  -----------------
Net assets, ending                                       $      2,436,476   $      2,698,314
                                                         =================  =================

Units sold                                                        177,299            258,312
Units redeemed                                                   (453,237)          (543,237)
                                                         -----------------  -----------------
Net increase (decrease)                                          (275,938)          (284,925)
Units outstanding, beginning                                    1,756,461          2,041,386
                                                         -----------------  -----------------
Units outstanding, ending                                       1,480,523          1,756,461
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    12,392,181
Cost of units redeemed/account charges                                          (11,239,803)
Net investment income (loss)                                                        564,774
Net realized gain (loss)                                                            142,101
Realized gain distributions                                                         595,219
Net change in unrealized appreciation (depreciation)                                (17,996)
                                                                            ----------------
Net assets                                                                  $     2,436,476
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.63         1,154   $     1,875         1.25%          6.9%
12/31/2016          1.52         1,393         2,118         1.25%          5.9%
12/31/2015          1.43         1,702         2,443         1.25%         -3.4%
12/31/2014          1.49         1,928         2,864         1.25%          3.1%
12/31/2013          1.44         3,266         4,705         1.25%          4.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.68           223   $       376         1.00%          7.2%
12/31/2016          1.57           260           408         1.00%          6.2%
12/31/2015          1.48           236           349         1.00%         -3.2%
12/31/2014          1.53           247           377         1.00%          3.4%
12/31/2013          1.48             0             1         1.00%          5.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.74             0   $         0         0.75%          7.4%
12/31/2016          1.62             0             0         0.75%          6.5%
12/31/2015          1.52             0             0         0.75%         -2.9%
12/31/2014          1.57             0             0         0.75%          3.6%
12/31/2013          1.51             0             0         0.75%          5.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80           103   $       186         0.50%          7.7%
12/31/2016          1.67           103           172         0.50%          6.7%
12/31/2015          1.57           103           161         0.50%         -2.7%
12/31/2014          1.61           123           198         0.50%          3.9%
12/31/2013          1.55           176           273         0.50%          5.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.86             0   $         0         0.25%          8.0%
12/31/2016          1.72             0             0         0.25%          7.0%
12/31/2015          1.61             0             0         0.25%         -2.4%
12/31/2014          1.65             0             0         0.25%          4.2%
12/31/2013          1.59             0             0         0.25%          5.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.93             0   $         0         0.00%          8.2%
12/31/2016          1.78             0             0         0.00%          7.3%
12/31/2015          1.66             0             0         0.00%         -2.2%
12/31/2014          1.70             0             0         0.00%          4.4%
12/31/2013          1.62             0             1         0.00%          6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        2.9%
    2015        2.0%
    2014        1.9%
    2013        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            RUSSELL SHORT DURATION BOND FUND S CLASS - 782493506

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,778,479  $      1,785,880           96,701
                                                      ================  ===============
Receivables: investments sold                 66,582
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,845,061
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,845,061       1,527,261  $          1.21
Band 100                                         --              --             1.24
Band 75                                          --              --             1.26
Band 50                                          --              --             1.29
Band 25                                          --              --             1.32
Band 0                                           --              --             1.35
                                    ---------------  --------------
 Total                              $     1,845,061       1,527,261
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $         21,803
Mortality & expense charges                                                            (20,285)
                                                                              -----------------
Net investment income (loss)                                                             1,518
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (395)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                      (723)
                                                                              -----------------
Net gain (loss)                                                                         (1,118)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $            400
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          1,518   $          6,301
Net realized gain (loss)                                              (395)            (1,912)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                  (723)             2,871
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                      400              7,260
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           795,779          1,293,904
Cost of units redeemed                                            (496,459)          (283,766)
Account charges                                                     (1,712)            (1,295)
                                                          -----------------  -----------------
Increase (decrease)                                                297,608          1,008,843
                                                          -----------------  -----------------
Net increase (decrease)                                            298,008          1,016,103
Net assets, beginning                                            1,547,053            530,950
                                                          -----------------  -----------------
Net assets, ending                                        $      1,845,061   $      1,547,053
                                                          =================  =================

Units sold                                                         657,177          1,072,686
Units redeemed                                                    (411,470)          (236,329)
                                                          -----------------  -----------------
Net increase (decrease)                                            245,707            836,357
Units outstanding, beginning                                     1,281,554            445,197
                                                          -----------------  -----------------
Units outstanding, ending                                        1,527,261          1,281,554
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $      3,246,064
Cost of units redeemed/account charges                                              (1,399,565)
Net investment income (loss)                                                             9,175
Net realized gain (loss)                                                                (6,124)
Realized gain distributions                                                              2,912
Net change in unrealized appreciation (depreciation)                                    (7,401)
                                                                              -----------------
Net assets                                                                    $      1,845,061
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21         1,527   $     1,845         1.25%          0.1%
12/31/2016          1.21         1,282         1,547         1.25%          1.2%
12/31/2015          1.19           445           531         1.25%         -0.9%
12/31/2014          1.20           344           414         1.25%         -0.3%
12/31/2013          1.21             1             1         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         1.00%          0.3%
12/31/2016          1.23             0             0         1.00%          1.5%
12/31/2015          1.21             0             0         1.00%         -0.7%
12/31/2014          1.22             0             0         1.00%         -0.1%
12/31/2013          1.22             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         0.75%          0.6%
12/31/2016          1.26             0             0         0.75%          1.7%
12/31/2015          1.24             0             0         0.75%         -0.4%
12/31/2014          1.24             0             0         0.75%          0.2%
12/31/2013          1.24             0             0         0.75%         -0.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.50%          0.8%
12/31/2016          1.28             0             0         0.50%          2.0%
12/31/2015          1.26             0             0         0.50%         -0.2%
12/31/2014          1.26             0             0         0.50%          0.4%
12/31/2013          1.25             0             0         0.50%          0.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.25%          1.1%
12/31/2016          1.31             0             0         0.25%          2.2%
12/31/2015          1.28             0             0         0.25%          0.1%
12/31/2014          1.28             0             0         0.25%          0.7%
12/31/2013          1.27             0             0         0.25%          0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35             0   $         0         0.00%          1.3%
12/31/2016          1.33             0             0         0.00%          2.5%
12/31/2015          1.30             0             0         0.00%          0.3%
12/31/2014          1.30             0             0         0.00%          0.9%
12/31/2013          1.29             0             0         0.00%          0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.9%
    2015        1.7%
    2014        3.1%
    2013        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               RUSSELL STRATEGIC BOND FUND S CLASS - 782494454

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.52
Band 100                                        --              --            1.55
Band 75                                         --              --            1.59
Band 50                                         --              --            1.62
Band 25                                         --              --            1.66
Band 0                                          --              --            1.70
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          3,150
Mortality & expense charges                                                            (9,633)
                                                                             -----------------
Net investment income (loss)                                                           (6,483)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (10,658)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   52,802
                                                                             -----------------
Net gain (loss)                                                                        42,144
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         35,661
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,483)  $          4,497
Net realized gain (loss)                                          (10,658)               144
Realized gain distributions                                            --             27,339
Net change in unrealized appreciation (depreciation)               52,802            (52,802)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  35,661            (20,822)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          152,503          1,131,822
Cost of units redeemed                                         (1,270,198)           (25,817)
Account charges                                                    (1,310)            (1,839)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,119,005)         1,104,166
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,083,344)         1,083,344
Net assets, beginning                                           1,083,344                 --
                                                         -----------------  -----------------
Net assets, ending                                       $             --   $      1,083,344
                                                         =================  =================

Units sold                                                        101,377            753,260
Units redeemed                                                   (836,216)           (18,421)
                                                         -----------------  -----------------
Net increase (decrease)                                          (734,839)           734,839
Units outstanding, beginning                                      734,839                 --
                                                         -----------------  -----------------
Units outstanding, ending                                              --            734,839
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,284,325
Cost of units redeemed/account charges                                             (1,299,164)
Net investment income (loss)                                                           (1,986)
Net realized gain (loss)                                                              (10,514)
Realized gain distributions                                                            27,339
Net change in unrealized appreciation (depreciation)                                       --
                                                                             -----------------
Net assets                                                                   $             --
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.52             0   $         0         1.25%          2.8%
12/31/2016          1.47           735         1,083         1.25%          2.0%
12/31/2015          1.45             0             0         1.25%         -1.3%
12/31/2014          1.46             0             0         1.25%          4.5%
12/31/2013          1.40             0             0         1.25%         -2.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.55             0   $         0         1.00%          3.0%
12/31/2016          1.50             0             0         1.00%          2.2%
12/31/2015          1.47             0             0         1.00%         -1.0%
12/31/2014          1.49             0             0         1.00%          4.8%
12/31/2013          1.42             0             0         1.00%         -2.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.59             0   $         0         0.75%          3.3%
12/31/2016          1.53             0             0         0.75%          2.5%
12/31/2015          1.50             0             0         0.75%         -0.8%
12/31/2014          1.51             0             0         0.75%          5.0%
12/31/2013          1.44             0             0         0.75%         -2.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.62             0   $         0         0.50%          3.6%
12/31/2016          1.57             0             0         0.50%          2.7%
12/31/2015          1.52             0             0         0.50%         -0.5%
12/31/2014          1.53             0             0         0.50%          5.3%
12/31/2013          1.45             0             0         0.50%         -2.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.66             0   $         0         0.25%          3.8%
12/31/2016          1.60             0             0         0.25%          3.0%
12/31/2015          1.55             0             0         0.25%         -0.3%
12/31/2014          1.56             0             0         0.25%          5.6%
12/31/2013          1.47             0             0         0.25%         -1.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.70             0   $         0         0.00%          4.1%
12/31/2016          1.63             0             0         0.00%          3.2%
12/31/2015          1.58             0             0         0.00%          0.0%
12/31/2014          1.58             0             0         0.00%          5.8%
12/31/2013          1.49             0             0         0.00%         -1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        2.2%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              RUSSELL U.S. CORE EQUITY FUND S CLASS - 782494587

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       188,975   $       159,837            5,846
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (23)
                                     ----------------
Net assets                           $       188,952
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       188,952          63,232  $         2.99
Band 100                                        --              --            3.06
Band 75                                         --              --            3.13
Band 50                                         --              --            3.20
Band 25                                         --              --            3.27
Band 0                                          --              --            3.35
                                   ---------------  --------------
 Total                             $       188,952          63,232
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,977
Mortality & expense charges                                                            (2,266)
                                                                             -----------------
Net investment income (loss)                                                             (289)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,939
Realized gain distributions                                                            21,872
Net change in unrealized appreciation (depreciation)                                    6,111
                                                                             -----------------
Net gain (loss)                                                                        32,922
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         32,633
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (289)  $            102
Net realized gain (loss)                                            4,939              4,678
Realized gain distributions                                        21,872             15,446
Net change in unrealized appreciation (depreciation)                6,111             (3,172)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  32,633             17,054
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                               --                541
Cost of units redeemed                                            (20,694)           (18,626)
Account charges                                                       (70)              (167)
                                                         -----------------  -----------------
Increase (decrease)                                               (20,764)           (18,252)
                                                         -----------------  -----------------
Net increase (decrease)                                            11,869             (1,198)
Net assets, beginning                                             177,083            178,281
                                                         -----------------  -----------------
Net assets, ending                                       $        188,952   $        177,083
                                                         =================  =================

Units sold                                                             --                242
Units redeemed                                                     (7,647)            (7,816)
                                                         -----------------  -----------------
Net increase (decrease)                                            (7,647)            (7,574)
Units outstanding, beginning                                       70,879             78,453
                                                         -----------------  -----------------
Units outstanding, ending                                          63,232             70,879
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        184,466
Cost of units redeemed/account charges                                              (166,054)
Net investment income (loss)                                                          (1,866)
Net realized gain (loss)                                                              46,823
Realized gain distributions                                                           96,445
Net change in unrealized appreciation (depreciation)                                  29,138
                                                                            -----------------
Net assets                                                                  $        188,952
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.99            63   $       189         1.25%         19.6%
12/31/2016          2.50            71           177         1.25%          9.9%
12/31/2015          2.27            78           178         1.25%         -0.9%
12/31/2014          2.29            79           181         1.25%         10.2%
12/31/2013          2.08            80           167         1.25%         30.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.06             0   $         0         1.00%         19.9%
12/31/2016          2.55             0             0         1.00%         10.2%
12/31/2015          2.31             0             0         1.00%         -0.7%
12/31/2014          2.33             0             0         1.00%         10.5%
12/31/2013          2.11             0             0         1.00%         30.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.13             0   $         0         0.75%         20.2%
12/31/2016          2.60             0             0         0.75%         10.5%
12/31/2015          2.35             0             0         0.75%         -0.4%
12/31/2014          2.36             0             0         0.75%         10.8%
12/31/2013          2.13             0             0         0.75%         30.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.20             0   $         0         0.50%         20.5%
12/31/2016          2.65             0             0         0.50%         10.8%
12/31/2015          2.40             0             0         0.50%         -0.2%
12/31/2014          2.40             0             0         0.50%         11.1%
12/31/2013          2.16             0             0         0.50%         31.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.27             0   $         0         0.25%         20.8%
12/31/2016          2.71             0             0         0.25%         11.0%
12/31/2015          2.44             0             0         0.25%          0.1%
12/31/2014          2.44             0             0         0.25%         11.3%
12/31/2013          2.19             0             0         0.25%         31.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.35             0   $         0         0.00%         21.1%
12/31/2016          2.76             0             0         0.00%         11.3%
12/31/2015          2.48             0             0         0.00%          0.3%
12/31/2014          2.47             0             0         0.00%         11.6%
12/31/2013          2.22             0             0         0.00%         31.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        1.3%
    2015        1.7%
    2014        1.2%
    2013        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           RUSSELL U.S. DEFENSIVE EQUITY FUND S CLASS - 782494553

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         1,519   $         1,278               29
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (1)
                                     ----------------
Net assets                           $         1,518
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $        1,518             534  $          2.84
Band 100                                        --              --             2.91
Band 75                                         --              --             2.98
Band 50                                         --              --             3.04
Band 25                                         --              --             3.11
Band 0                                          --              --             3.18
                                    --------------  --------------
 Total                              $        1,518             534
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $              11
Mortality & expense charges                                                                 (15)
                                                                               -----------------
Net investment income (loss)                                                                 (4)
                                                                               -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      2
Realized gain distributions                                                                 129
Net change in unrealized appreciation (depreciation)                                         60
                                                                               -----------------
Net gain (loss)                                                                             191
                                                                               -----------------

Increase (decrease) in net assets from operations                             $             187
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             (4)  $             --
Net realized gain (loss)                                                2                 --
Realized gain distributions                                           129                 66
Net change in unrealized appreciation (depreciation)                   60                  9
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                     187                 75
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              370                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        (5)                (1)
                                                         -----------------  -----------------
Increase (decrease)                                                   365                 (1)
                                                         -----------------  -----------------
Net increase (decrease)                                               552                 74
Net assets, beginning                                                 966                892
                                                         -----------------  -----------------
Net assets, ending                                       $          1,518   $            966
                                                         =================  =================

Units sold                                                            138                 --
Units redeemed                                                         (1)                (2)
                                                         -----------------  -----------------
Net increase (decrease)                                               137                 (2)
Units outstanding, beginning                                          397                399
                                                         -----------------  -----------------
Units outstanding, ending                                             534                397
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $          1,078
Cost of units redeemed/account charges                                                     (10)
Net investment income (loss)                                                                 4
Net realized gain (loss)                                                                    10
Realized gain distributions                                                                195
Net change in unrealized appreciation (depreciation)                                       241
                                                                              -----------------
Net assets                                                                    $          1,518
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.84             1   $         2         1.25%         16.8%
12/31/2016          2.43             0             1         1.25%          8.9%
12/31/2015          2.23             0             1         1.25%          1.0%
12/31/2014          2.21             0             1         1.25%         11.4%
12/31/2013          1.99             0             1         1.25%         28.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.91             0   $         0         1.00%         17.1%
12/31/2016          2.48             0             0         1.00%          9.2%
12/31/2015          2.27             0             0         1.00%          1.3%
12/31/2014          2.25             0             0         1.00%         11.7%
12/31/2013          2.01             0             0         1.00%         29.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.98             0   $         0         0.75%         17.4%
12/31/2016          2.53             0             0         0.75%          9.5%
12/31/2015          2.31             0             0         0.75%          1.5%
12/31/2014          2.28             0             0         0.75%         12.0%
12/31/2013          2.04             0             0         0.75%         29.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.04             0   $         0         0.50%         17.7%
12/31/2016          2.59             0             0         0.50%          9.8%
12/31/2015          2.36             0             0         0.50%          1.8%
12/31/2014          2.31             0             0         0.50%         12.3%
12/31/2013          2.06             0             0         0.50%         29.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.11             0   $         0         0.25%         18.0%
12/31/2016          2.64             0             0         0.25%         10.0%
12/31/2015          2.40             0             0         0.25%          2.0%
12/31/2014          2.35             0             0         0.25%         12.6%
12/31/2013          2.09             0             0         0.25%         30.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.18             0   $         0         0.00%         18.3%
12/31/2016          2.69             0             0         0.00%         10.3%
12/31/2015          2.44             0             0         0.00%          2.3%
12/31/2014          2.39             0             0         0.00%         12.8%
12/31/2013          2.11             0             0         0.00%         30.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.2%
    2015        1.2%
    2014        1.3%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      RUSSELL U.S. DYNAMIC EQUITY FUND S CLASS - 782478812 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         3.49
Band 100                                        --              --            3.57
Band 75                                         --              --            3.65
Band 50                                         --              --            3.74
Band 25                                         --              --            3.82
Band 0                                          --              --            3.91
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.49             0   $         0         1.25%         19.1%
12/31/2016          2.93             0             0         1.25%         12.7%
12/31/2015          2.60             0             0         1.25%         -1.5%
12/31/2014          2.64             0             0         1.25%          9.4%
12/31/2013          2.41             0             0         1.25%         31.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.57             0   $         0         1.00%         19.4%
12/31/2016          2.99             0             0         1.00%         13.0%
12/31/2015          2.65             0             0         1.00%         -1.2%
12/31/2014          2.68             0             0         1.00%          9.7%
12/31/2013          2.44             0             0         1.00%         31.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.65             0   $         0         0.75%         19.7%
12/31/2016          3.05             0             0         0.75%         13.3%
12/31/2015          2.69             0             0         0.75%         -1.0%
12/31/2014          2.72             0             0         0.75%         10.0%
12/31/2013          2.48             0             0         0.75%         31.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.74             0   $         0         0.50%         20.0%
12/31/2016          3.12             0             0         0.50%         13.6%
12/31/2015          2.74             0             0         0.50%         -0.7%
12/31/2014          2.76             0             0         0.50%         10.3%
12/31/2013          2.51             0             0         0.50%         32.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.82             0   $         0         0.25%         20.3%
12/31/2016          3.18             0             0         0.25%         13.9%
12/31/2015          2.79             0             0         0.25%         -0.5%
12/31/2014          2.81             0             0         0.25%         10.5%
12/31/2013          2.54             0             0         0.25%         32.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.91             0   $         0         0.00%         20.6%
12/31/2016          3.24             0             0         0.00%         14.1%
12/31/2015          2.84             0             0         0.00%         -0.3%
12/31/2014          2.85             0             0         0.00%         10.8%
12/31/2013          2.57             0             0         0.00%         32.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           RUSSELL U.S. SMALL CAP EQUITY FUND S CLASS - 782494520

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       243,639  $        233,662            7,652
                                                      ================  ===============
Receivables: investments sold                    244
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       243,883
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       243,883          74,848  $         3.26
Band 100                                        --              --            3.33
Band 75                                         --              --            3.41
Band 50                                         --              --            3.49
Band 25                                         --              --            3.57
Band 0                                          --              --            3.65
                                   ---------------  --------------
 Total                             $       243,883          74,848
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            354
Mortality & expense charges                                                            (2,253)
                                                                             -----------------
Net investment income (loss)                                                           (1,899)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,160
Realized gain distributions                                                            26,196
Net change in unrealized appreciation (depreciation)                                   (3,862)
                                                                             -----------------
Net gain (loss)                                                                        26,494
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         24,595
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (1,899)  $           (571)
Net realized gain (loss)                                             4,160             (1,702)
Realized gain distributions                                         26,196                277
Net change in unrealized appreciation (depreciation)                (3,862)            23,560
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   24,595             21,564
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           112,277             61,249
Cost of units redeemed                                             (28,983)           (23,121)
Account charges                                                       (432)              (101)
                                                          -----------------  -----------------
Increase (decrease)                                                 82,862             38,027
                                                          -----------------  -----------------
Net increase (decrease)                                            107,457             59,591
Net assets, beginning                                              136,426             76,835
                                                          -----------------  -----------------
Net assets, ending                                        $        243,883   $        136,426
                                                          =================  =================

Units sold                                                          37,543             25,138
Units redeemed                                                      (9,968)            (9,882)
                                                          -----------------  -----------------
Net increase (decrease)                                             27,575             15,256
Units outstanding, beginning                                        47,273             32,017
                                                          -----------------  -----------------
Units outstanding, ending                                           74,848             47,273
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        310,417
Cost of units redeemed/account charges                                               (109,564)
Net investment income (loss)                                                           (2,817)
Net realized gain (loss)                                                                  848
Realized gain distributions                                                            35,022
Net change in unrealized appreciation (depreciation)                                    9,977
                                                                             -----------------
Net assets                                                                   $        243,883
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.26            75   $       244         1.25%         12.9%
12/31/2016          2.89            47           136         1.25%         20.3%
12/31/2015          2.40            32            77         1.25%         -7.5%
12/31/2014          2.59            18            47         1.25%          2.7%
12/31/2013          2.53             1             3         1.25%         42.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.33             0   $         0         1.00%         13.2%
12/31/2016          2.94             0             0         1.00%         20.6%
12/31/2015          2.44             0             0         1.00%         -7.3%
12/31/2014          2.63             0             0         1.00%          3.0%
12/31/2013          2.56             0             0         1.00%         42.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.41             0   $         0         0.75%         13.5%
12/31/2016          3.00             0             0         0.75%         20.9%
12/31/2015          2.49             0             0         0.75%         -7.1%
12/31/2014          2.67             0             0         0.75%          3.2%
12/31/2013          2.59             0             0         0.75%         42.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.49             0   $         0         0.50%         13.8%
12/31/2016          3.07             0             0         0.50%         21.2%
12/31/2015          2.53             0             0         0.50%         -6.8%
12/31/2014          2.72             0             0         0.50%          3.5%
12/31/2013          2.62             0             0         0.50%         43.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.57             0   $         0         0.25%         14.0%
12/31/2016          3.13             0             0         0.25%         21.5%
12/31/2015          2.57             0             0         0.25%         -6.6%
12/31/2014          2.76             0             0         0.25%          3.8%
12/31/2013          2.66             0             0         0.25%         43.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.65             0   $         0         0.00%         14.3%
12/31/2016          3.19             0             0         0.00%         21.8%
12/31/2015          2.62             0             0         0.00%         -6.4%
12/31/2014          2.80             0             0         0.00%          4.0%
12/31/2013          2.69             0             0         0.00%         43.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        0.6%
    2015        0.9%
    2014        0.6%
    2013        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 RUSSELL GLOBAL REAL ESTATE SECURITIES FUND R6 CLASS - 78250F786 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.11
Band 100                                        --              --            1.11
Band 75                                         --              --            1.11
Band 50                                         --              --            1.11
Band 25                                         --              --            1.12
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.25%         10.4%
12/31/2016          1.00             0             0         1.25%          0.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%         10.7%
12/31/2016          1.00             0             0         1.00%          0.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.75%         10.9%
12/31/2016          1.00             0             0         0.75%          0.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.50%         11.2%
12/31/2016          1.00             0             0         0.50%          0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.25%         11.5%
12/31/2016          1.00             0             0         0.25%          0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.00%         11.8%
12/31/2016          1.00             0             0         0.00%          0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
 RUSSELL INVESTMENTS EMERGING MARKETS FUND R6 CLASS - 78250F869 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.13
Band 100                                        --              --            1.13
Band 75                                         --              --            1.14
Band 50                                         --              --            1.14
Band 25                                         --              --            1.14
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         1.25%         13.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         1.00%         13.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.75%         13.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.50%         13.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.25%         13.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.00%         14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 RUSSELL INVESTMENTS INVESTMENT GRADE BOND FUND R6 CLASS - 78250F836 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.25%          0.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.00%          0.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.75%          0.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.50%          0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.25%          0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   RUSSELL INVESTMENTS STRATEGIC BOND FUND R6 CLASS - 78250F844 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.25%         -0.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.00%          0.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.75%          0.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.50%          0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.25%          0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
RUSSELL INVESTMENTS U.S. SMALL CAP EQUITY FUND R6 CLASS - 78250F703 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.10
Band 100                                        --              --            1.10
Band 75                                         --              --            1.10
Band 50                                         --              --            1.11
Band 25                                         --              --            1.11
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         1.25%         10.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         1.00%         10.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.75%         10.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.50%         10.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.25%         10.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.00%         10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             STATE STREET EQUITY 500 INDEX ADMIN CLASS - 857492102

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $   274,589,484   $  170,886,186       12,699,399
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (28,458)
                                     ----------------
Net assets                           $   274,561,026
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $   269,256,209      39,456,356  $         6.82
Band 100                                    13,400           1,895            7.07
Band 75                                         --              --            7.33
Band 50                                         --              --            7.59
Band 25                                         --              --            7.87
Band 0                                   5,291,417         648,923            8.15
                                   ---------------  --------------
 Total                             $   274,561,026      40,107,174
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $      5,548,782
Mortality & expense charges                                                      (3,082,047)
                                                                           -----------------
Net investment income (loss)                                                      2,466,735
                                                                           -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                         20,725,627
Realized gain distributions                                                       9,481,589
Net change in unrealized appreciation (depreciation)                             15,300,685
                                                                           -----------------
Net gain (loss)                                                                  45,507,901
                                                                           -----------------

Increase (decrease) in net assets from operations                          $     47,974,636
                                                                           =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $      2,466,735   $      1,044,021
Net realized gain (loss)                                       20,725,627          8,823,837
Realized gain distributions                                     9,481,589          1,033,731
Net change in unrealized appreciation (depreciation)           15,300,685         13,469,509
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              47,974,636         24,371,098
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       47,345,886         48,654,109
Cost of units redeemed                                        (74,618,527)       (52,264,041)
Account charges                                                  (160,250)          (108,122)
                                                         -----------------  -----------------
Increase (decrease)                                           (27,432,891)        (3,718,054)
                                                         -----------------  -----------------
Net increase (decrease)                                        20,541,745         20,653,044
Net assets, beginning                                         254,019,281        233,366,237
                                                         -----------------  -----------------
Net assets, ending                                       $    274,561,026   $    254,019,281
                                                         =================  =================

Units sold                                                      8,188,753         10,048,543
Units redeemed                                                (12,113,545)       (10,730,061)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,924,792)          (681,518)
Units outstanding, beginning                                   44,031,966         44,713,484
                                                         -----------------  -----------------
Units outstanding, ending                                      40,107,174         44,031,966
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $    970,004,233
Cost of units redeemed/account charges                                         (900,264,274)
Net investment income (loss)                                                     20,331,705
Net realized gain (loss)                                                         70,270,744
Realized gain distributions                                                      10,515,320
Net change in unrealized appreciation (depreciation)                            103,703,298
                                                                           -----------------
Net assets                                                                 $    274,561,026
                                                                           =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      6.82        39,456   $   269,256         1.25%         19.9%
12/31/2016          5.69        40,651       231,317         1.25%         10.4%
12/31/2015          5.16        41,393       213,414         1.25%         -0.2%
12/31/2014          5.16        42,334       218,639         1.25%         12.0%
12/31/2013          4.61        44,052       203,139         1.25%         30.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      7.07             2   $        13         1.00%         20.2%
12/31/2016          5.88             0             1         1.00%         10.6%
12/31/2015          5.32             0             0         1.00%          0.1%
12/31/2014          5.31             0             0         1.00%         12.3%
12/31/2013          4.73             0             0         1.00%         30.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      7.33             0   $         0         0.75%         20.5%
12/31/2016          6.08             0             0         0.75%         10.9%
12/31/2015          5.48             0             0         0.75%          0.3%
12/31/2014          5.46             0             0         0.75%         12.6%
12/31/2013          4.85             0             0         0.75%         31.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      7.59             0   $         0         0.50%         20.8%
12/31/2016          6.28             0             0         0.50%         11.2%
12/31/2015          5.65             0             0         0.50%          0.6%
12/31/2014          5.62             0             0         0.50%         12.8%
12/31/2013          4.98             0             0         0.50%         31.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      7.87             0   $         0         0.25%         21.1%
12/31/2016          6.50             0             0         0.25%         11.5%
12/31/2015          5.83             0             0         0.25%          0.8%
12/31/2014          5.78             0             0         0.25%         13.1%
12/31/2013          5.11             0             0         0.25%         31.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      8.15           649   $     5,291         0.00%         21.4%
12/31/2016          6.72         3,381        22,701         0.00%         11.8%
12/31/2015          6.01         3,320        19,952         0.00%          1.1%
12/31/2014          5.94         3,556        21,141         0.00%         13.4%
12/31/2013          5.24         3,208        16,818         0.00%         32.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.1%
    2016        1.5%
    2015        1.7%
    2014        1.8%
    2013        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              STATE STREET EQUITY 500 INDEX R CLASS - 857492300

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    41,210,841   $   31,477,291        1,903,218
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (82,291)
                                     ----------------
Net assets                           $    41,128,550
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   30,896,362      13,490,589  $          2.29
Band 100                                 6,355,122       2,689,129             2.36
Band 75                                         --              --             2.44
Band 50                                  2,095,766         832,798             2.52
Band 25                                         --              --             2.60
Band 0                                   1,781,300         664,772             2.68
                                    --------------  --------------
 Total                              $   41,128,550      17,677,288
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        648,803
Mortality & expense charges                                                         (447,076)
                                                                            -----------------
Net investment income (loss)                                                         201,727
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           3,163,163
Realized gain distributions                                                        1,427,441
Net change in unrealized appreciation (depreciation)                               2,390,003
                                                                            -----------------
Net gain (loss)                                                                    6,980,607
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      7,182,334
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        201,727   $        (12,301)
Net realized gain (loss)                                        3,163,163          2,067,042
Realized gain distributions                                     1,427,441            155,825
Net change in unrealized appreciation (depreciation)            2,390,003          1,378,181
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               7,182,334          3,588,747
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       11,503,677         12,436,867
Cost of units redeemed                                        (15,767,319)       (14,824,234)
Account charges                                                   (31,770)           (16,155)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,295,412)        (2,403,522)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,886,922          1,185,225
Net assets, beginning                                          38,241,628         37,056,403
                                                         -----------------  -----------------
Net assets, ending                                       $     41,128,550   $     38,241,628
                                                         =================  =================

Units sold                                                      5,568,819          7,031,157
Units redeemed                                                 (7,466,591)        (8,398,539)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,897,772)        (1,367,382)
Units outstanding, beginning                                   19,575,060         20,942,442
                                                         -----------------  -----------------
Units outstanding, ending                                      17,677,288         19,575,060
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $    103,524,405
Cost of units redeemed/account charges                                          (87,531,943)
Net investment income (loss)                                                        850,014
Net realized gain (loss)                                                         12,969,257
Realized gain distributions                                                       1,583,267
Net change in unrealized appreciation (depreciation)                              9,733,550
                                                                           -----------------
Net assets                                                                 $     41,128,550
                                                                           =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/3/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.29        13,491   $    30,896         1.25%         19.5%
12/31/2016          1.92        14,267        27,352         1.25%          9.9%
12/31/2015          1.74        16,176        28,222         1.25%         -0.7%
12/31/2014          1.76        17,136        30,099         1.25%         11.5%
12/31/2013          1.58        16,680        26,276         1.25%         29.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.36         2,689   $     6,355         1.00%         19.8%
12/31/2016          1.97         3,136         6,189         1.00%         10.2%
12/31/2015          1.79         2,800         5,016         1.00%         -0.4%
12/31/2014          1.80         2,480         4,462         1.00%         11.8%
12/31/2013          1.61            67           108         1.00%         30.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.44             0   $         0         0.75%         20.1%
12/31/2016          2.03             0             0         0.75%         10.4%
12/31/2015          1.84             0             0         0.75%         -0.2%
12/31/2014          1.84             0             0         0.75%         12.1%
12/31/2013          1.64             0             0         0.75%         30.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.52           833   $     2,096         0.50%         20.4%
12/31/2016          2.09           881         1,842         0.50%         10.7%
12/31/2015          1.89           945         1,785         0.50%          0.1%
12/31/2014          1.89           997         1,881         0.50%         12.3%
12/31/2013          1.68         1,227         2,061         0.50%         30.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.60             0   $         0         0.25%         20.7%
12/31/2016          2.15             0             0         0.25%         11.0%
12/31/2015          1.94             0             0         0.25%          0.3%
12/31/2014          1.93             0             0         0.25%         12.6%
12/31/2013          1.72             0             0         0.25%         31.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.68           665   $     1,781         0.00%         21.0%
12/31/2016          2.22         1,290         2,858         0.00%         11.3%
12/31/2015          1.99         1,021         2,034         0.00%          0.6%
12/31/2014          1.98         1,986         3,931         0.00%         12.9%
12/31/2013          1.75         1,935         3,392         0.00%         31.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        1.0%
    2015        1.2%
    2014        1.5%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       STEWARD GLOBAL EQUITY INCOME FUND A CLASS - 860324862 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.43
Band 100                                        --              --            1.44
Band 75                                         --              --            1.46
Band 50                                         --              --            1.47
Band 25                                         --              --            1.49
Band 0                                          --              --            1.51
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         1.25%         20.4%
12/31/2016          1.19             0             0         1.25%         12.3%
12/31/2015          1.06             0             0         1.25%         -2.9%
12/31/2014          1.09             0             0         1.25%          7.2%
12/31/2013          1.02             0             0         1.25%          1.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44             0   $         0         1.00%         20.7%
12/31/2016          1.20             0             0         1.00%         12.5%
12/31/2015          1.06             0             0         1.00%         -2.6%
12/31/2014          1.09             0             0         1.00%          7.5%
12/31/2013          1.02             0             0         1.00%          1.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0   $         0         0.75%         21.0%
12/31/2016          1.21             0             0         0.75%         12.8%
12/31/2015          1.07             0             0         0.75%         -2.4%
12/31/2014          1.09             0             0         0.75%          7.8%
12/31/2013          1.02             0             0         0.75%          1.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.47             0   $         0         0.50%         21.3%
12/31/2016          1.22             0             0         0.50%         13.1%
12/31/2015          1.07             0             0         0.50%         -2.1%
12/31/2014          1.10             0             0         0.50%          8.1%
12/31/2013          1.02             0             0         0.50%          1.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49             0   $         0         0.25%         21.6%
12/31/2016          1.22             0             0         0.25%         13.4%
12/31/2015          1.08             0             0         0.25%         -1.9%
12/31/2014          1.10             0             0         0.25%          8.3%
12/31/2013          1.02             0             0         0.25%          1.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.51             0   $         0         0.00%         21.9%
12/31/2016          1.23             0             0         0.00%         13.7%
12/31/2015          1.09             0             0         0.00%         -1.6%
12/31/2014          1.10             0             0         0.00%          8.6%
12/31/2013          1.02             0             0         0.00%          1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           STEWARD LARGE CAP ENHANCED INDEX FUND A CLASS - 860324201

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $           613   $           552               14
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (9)
                                     ----------------
Net assets                           $           604
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           604             417  $         1.45
Band 100                                        --              --            1.46
Band 75                                         --              --            1.48
Band 50                                         --              --            1.49
Band 25                                         --              --            1.51
Band 0                                          --              --            1.52
                                   ---------------  --------------
 Total                             $           604             417
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            276
Mortality & expense charges                                                              (235)
                                                                             -----------------
Net investment income (loss)                                                               41
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,444
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    1,661
                                                                             -----------------
Net gain (loss)                                                                         3,105
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          3,146
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             41   $           (123)
Net realized gain (loss)                                            1,444               (153)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                1,661              2,761
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   3,146              2,485
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            3,383              5,553
Cost of units redeemed                                            (36,430)               (49)
Account charges                                                       (87)              (135)
                                                         -----------------  -----------------
Increase (decrease)                                               (33,134)             5,369
                                                         -----------------  -----------------
Net increase (decrease)                                           (29,988)             7,854
Net assets, beginning                                              30,592             22,738
                                                         -----------------  -----------------
Net assets, ending                                       $            604   $         30,592
                                                         =================  =================

Units sold                                                          2,651              4,899
Units redeemed                                                    (27,496)              (157)
                                                         -----------------  -----------------
Net increase (decrease)                                           (24,845)             4,742
Units outstanding, beginning                                       25,262             20,520
                                                         -----------------  -----------------
Units outstanding, ending                                             417             25,262
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         33,241
Cost of units redeemed/account charges                                                (37,228)
Net investment income (loss)                                                              (60)
Net realized gain (loss)                                                                1,286
Realized gain distributions                                                             3,304
Net change in unrealized appreciation (depreciation)                                       61
                                                                             -----------------
Net assets                                                                   $            604
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0   $         1         1.25%         19.5%
12/31/2016          1.21            25            31         1.25%          9.3%
12/31/2015          1.11            21            23         1.25%         -3.5%
12/31/2014          1.15             0             0         1.25%         11.3%
12/31/2013          1.03             0             0         1.25%          3.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0   $         0         1.00%         19.8%
12/31/2016          1.22             0             0         1.00%          9.6%
12/31/2015          1.11             0             0         1.00%         -3.2%
12/31/2014          1.15             0             0         1.00%         11.6%
12/31/2013          1.03             0             0         1.00%          3.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.48             0   $         0         0.75%         20.1%
12/31/2016          1.23             0             0         0.75%          9.8%
12/31/2015          1.12             0             0         0.75%         -3.0%
12/31/2014          1.15             0             0         0.75%         11.9%
12/31/2013          1.03             0             0         0.75%          3.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49             0   $         0         0.50%         20.4%
12/31/2016          1.24             0             0         0.50%         10.1%
12/31/2015          1.13             0             0         0.50%         -2.7%
12/31/2014          1.16             0             0         0.50%         12.1%
12/31/2013          1.03             0             0         0.50%          3.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.51             0   $         0         0.25%         20.7%
12/31/2016          1.25             0             0         0.25%         10.4%
12/31/2015          1.13             0             0         0.25%         -2.5%
12/31/2014          1.16             0             0         0.25%         12.4%
12/31/2013          1.03             0             0         0.25%          3.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.52             0   $         0         0.00%         21.0%
12/31/2016          1.26             0             0         0.00%         10.7%
12/31/2015          1.14             0             0         0.00%         -2.2%
12/31/2014          1.16             0             0         0.00%         12.7%
12/31/2013          1.03             0             0         0.00%          3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        0.8%
    2015        2.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         STEWARD SMALL-MID CAP ENHANCED INDEX FUND A CLASS - 860324839

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       65,470   $        63,970            4,126
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (114)
                                     ---------------
Net assets                           $       65,356
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       65,356          47,038  $          1.39
Band 100                                        --              --             1.40
Band 75                                         --              --             1.42
Band 50                                         --              --             1.43
Band 25                                         --              --             1.45
Band 0                                          --              --             1.46
                                    --------------  --------------
 Total                              $       65,356          47,038
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            332
Mortality & expense charges                                                              (710)
                                                                             -----------------
Net investment income (loss)                                                             (378)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,575
Realized gain distributions                                                             4,359
Net change in unrealized appreciation (depreciation)                                    1,351
                                                                             -----------------
Net gain (loss)                                                                         7,285
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          6,907
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (378)  $           (124)
Net realized gain (loss)                                             1,575                (73)
Realized gain distributions                                          4,359                991
Net change in unrealized appreciation (depreciation)                 1,351              3,610
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    6,907              4,404
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            63,125             19,595
Cost of units redeemed                                             (37,212)            (9,437)
Account charges                                                       (116)              (112)
                                                          -----------------  -----------------
Increase (decrease)                                                 25,797             10,046
                                                          -----------------  -----------------
Net increase (decrease)                                             32,704             14,450
Net assets, beginning                                               32,652             18,202
                                                          -----------------  -----------------
Net assets, ending                                        $         65,356   $         32,652
                                                          =================  =================

Units sold                                                          49,754             16,287
Units redeemed                                                     (29,127)            (7,768)
                                                          -----------------  -----------------
Net increase (decrease)                                             20,627              8,519
Units outstanding, beginning                                        26,411             17,892
                                                          -----------------  -----------------
Units outstanding, ending                                           47,038             26,411
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        102,578
Cost of units redeemed/account charges                                                (46,951)
Net investment income (loss)                                                             (573)
Net realized gain (loss)                                                                1,494
Realized gain distributions                                                             7,308
Net change in unrealized appreciation (depreciation)                                    1,500
                                                                             -----------------
Net assets                                                                   $         65,356
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39            47   $        65         1.25%         12.4%
12/31/2016          1.24            26            33         1.25%         21.5%
12/31/2015          1.02            18            18         1.25%         -5.1%
12/31/2014          1.07             0             0         1.25%          4.0%
12/31/2013          1.03             0             0         1.25%          3.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40             0   $         0         1.00%         12.7%
12/31/2016          1.25             0             0         1.00%         21.8%
12/31/2015          1.02             0             0         1.00%         -4.9%
12/31/2014          1.08             0             0         1.00%          4.3%
12/31/2013          1.03             0             0         1.00%          3.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0   $         0         0.75%         12.9%
12/31/2016          1.26             0             0         0.75%         22.1%
12/31/2015          1.03             0             0         0.75%         -4.6%
12/31/2014          1.08             0             0         0.75%          4.5%
12/31/2013          1.03             0             0         0.75%          3.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         0.50%         13.2%
12/31/2016          1.27             0             0         0.50%         22.4%
12/31/2015          1.03             0             0         0.50%         -4.4%
12/31/2014          1.08             0             0         0.50%          4.8%
12/31/2013          1.03             0             0         0.50%          3.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0   $         0         0.25%         13.5%
12/31/2016          1.28             0             0         0.25%         22.7%
12/31/2015          1.04             0             0         0.25%         -4.2%
12/31/2014          1.08             0             0         0.25%          5.1%
12/31/2013          1.03             0             0         0.25%          3.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0   $         0         0.00%         13.8%
12/31/2016          1.29             0             0         0.00%         23.0%
12/31/2015          1.04             0             0         0.00%         -3.9%
12/31/2014          1.09             0             0         0.00%          5.3%
12/31/2013          1.03             0             0         0.00%          3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        0.6%
    2015        0.8%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           T. ROWE PRICE BLUE CHIP GROWTH FUND R CLASS - 77954Q304

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    29,849,468  $     23,200,119          326,753
                                                      ================  ===============
Receivables: investments sold                 90,915
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    29,940,383
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   28,743,450        8,603,557  $         3.34
Band 100                                   744,746          215,099            3.46
Band 75                                         --               --            3.59
Band 50                                         --               --            3.72
Band 25                                         --               --            3.85
Band 0                                     452,187          113,211            3.99
                                    --------------  ---------------
 Total                              $   29,940,383        8,931,867
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                         (340,716)
                                                                            -----------------
Net investment income (loss)                                                        (340,716)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           2,405,697
Realized gain distributions                                                          756,315
Net change in unrealized appreciation (depreciation)                               5,335,365
                                                                            -----------------
Net gain (loss)                                                                    8,497,377
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      8,156,661
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (340,716)  $       (247,212)
Net realized gain (loss)                                        2,405,697            380,375
Realized gain distributions                                       756,315            168,203
Net change in unrealized appreciation (depreciation)            5,335,365            351,112
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               8,156,661            652,478
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        8,229,218         23,468,954
Cost of units redeemed                                        (13,144,718)        (5,615,027)
Account charges                                                   (99,251)           (45,821)
                                                         -----------------  -----------------
Increase (decrease)                                            (5,014,751)        17,808,106
                                                         -----------------  -----------------
Net increase (decrease)                                         3,141,910         18,460,584
Net assets, beginning                                          26,798,473          8,337,889
                                                         -----------------  -----------------
Net assets, ending                                       $     29,940,383   $     26,798,473
                                                         =================  =================

Units sold                                                      4,555,962          9,795,992
Units redeemed                                                 (6,347,677)        (2,338,264)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,791,715)         7,457,728
Units outstanding, beginning                                   10,723,582          3,265,854
                                                         -----------------  -----------------
Units outstanding, ending                                       8,931,867         10,723,582
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     44,703,160
Cost of units redeemed/account charges                                           (26,140,503)
Net investment income (loss)                                                        (825,173)
Net realized gain (loss)                                                           4,099,406
Realized gain distributions                                                        1,454,144
Net change in unrealized appreciation (depreciation)                               6,649,349
                                                                            -----------------
Net assets                                                                  $     29,940,383
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.34         8,604   $    28,743         1.25%         34.1%
12/31/2016          2.49        10,321        25,705         1.25%         -0.8%
12/31/2015          2.51         2,640         6,627         1.25%          9.2%
12/31/2014          2.30         2,062         4,741         1.25%          7.4%
12/31/2013          2.14         1,785         3,823         1.25%         39.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.46           215   $       745         1.00%         34.5%
12/31/2016          2.57           249           642         1.00%         -0.5%
12/31/2015          2.59           361           935         1.00%          9.5%
12/31/2014          2.36           281           664         1.00%          7.6%
12/31/2013          2.20             1             2         1.00%         39.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.59             0   $         0         0.75%         34.8%
12/31/2016          2.66             0             0         0.75%         -0.3%
12/31/2015          2.67             0             0         0.75%          9.7%
12/31/2014          2.43             0             0         0.75%          7.9%
12/31/2013          2.25             0             0         0.75%         39.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.72             0   $         0         0.50%         35.1%
12/31/2016          2.75             0             0         0.50%          0.0%
12/31/2015          2.75             0             0         0.50%         10.0%
12/31/2014          2.50             0             0         0.50%          8.2%
12/31/2013          2.31             0             0         0.50%         40.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.85             0   $         0         0.25%         35.5%
12/31/2016          2.84             0             0         0.25%          0.2%
12/31/2015          2.84             0             0         0.25%         10.3%
12/31/2014          2.57             0             0         0.25%          8.4%
12/31/2013          2.37             0             0         0.25%         40.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.99           113   $       452         0.00%         35.8%
12/31/2016          2.94           154           452         0.00%          0.5%
12/31/2015          2.93           265           777         0.00%         10.6%
12/31/2014          2.65           174           461         0.00%          8.7%
12/31/2013          2.44           193           470         0.00%         40.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            T. ROWE PRICE EQUITY INCOME FUND R CLASS - 779547306

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     8,219,997   $    7,768,267          246,598
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (32,923)
                                     ----------------
Net assets                           $     8,187,074
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,916,826       1,367,323  $          2.86
Band 100                                  3,309,483       1,114,890             2.97
Band 75                                          --              --             3.08
Band 50                                     960,765         301,406             3.19
Band 25                                          --              --             3.30
Band 0                                           --              --             3.44
                                    ---------------  --------------
 Total                              $     8,187,074       2,783,619
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       115,881
Mortality & expense charges                                                         (89,632)
                                                                            ----------------
Net investment income (loss)                                                         26,249
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            143,297
Realized gain distributions                                                         579,697
Net change in unrealized appreciation (depreciation)                                380,319
                                                                            ----------------
Net gain (loss)                                                                   1,103,313
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,129,562
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         26,249   $         68,785
Net realized gain (loss)                                          143,297           (167,345)
Realized gain distributions                                       579,697            484,785
Net change in unrealized appreciation (depreciation)              380,319          1,115,842
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,129,562          1,502,067
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          784,039          1,737,875
Cost of units redeemed                                         (2,943,132)        (5,479,936)
Account charges                                                    (1,976)            (1,844)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,161,069)        (3,743,905)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,031,507)        (2,241,838)
Net assets, beginning                                           9,218,581         11,460,419
                                                         -----------------  -----------------
Net assets, ending                                       $      8,187,074   $      9,218,581
                                                         =================  =================

Units sold                                                        322,428            788,795
Units redeemed                                                 (1,116,336)        (2,433,832)
                                                         -----------------  -----------------
Net increase (decrease)                                          (793,908)        (1,645,037)
Units outstanding, beginning                                    3,577,527          5,222,564
                                                         -----------------  -----------------
Units outstanding, ending                                       2,783,619          3,577,527
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     42,634,458
Cost of units redeemed/account charges                                           (42,249,923)
Net investment income (loss)                                                         474,829
Net realized gain (loss)                                                           3,022,276
Realized gain distributions                                                        3,853,704
Net change in unrealized appreciation (depreciation)                                 451,730
                                                                            -----------------
Net assets                                                                  $      8,187,074
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.86         1,367   $     3,917         1.25%         14.1%
12/31/2016          2.51         1,845         4,632         1.25%         17.2%
12/31/2015          2.14         3,294         7,058         1.25%         -8.3%
12/31/2014          2.34         6,848        16,009         1.25%          5.6%
12/31/2013          2.21         6,608        14,632         1.25%         27.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.97         1,115   $     3,309         1.00%         14.4%
12/31/2016          2.60         1,281         3,324         1.00%         17.5%
12/31/2015          2.21         1,223         2,702         1.00%         -8.1%
12/31/2014          2.40           961         2,311         1.00%          5.8%
12/31/2013          2.27             0             0         1.00%         27.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.08             0   $         0         0.75%         14.7%
12/31/2016          2.68             0             0         0.75%         17.7%
12/31/2015          2.28             0             0         0.75%         -7.9%
12/31/2014          2.47             0             0         0.75%          6.1%
12/31/2013          2.33             0             0         0.75%         28.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.19           301   $       961         0.50%         14.9%
12/31/2016          2.77           406         1,126         0.50%         18.0%
12/31/2015          2.35           453         1,065         0.50%         -7.6%
12/31/2014          2.54           562         1,430         0.50%          6.4%
12/31/2013          2.39           567         1,355         0.50%         28.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.30             0   $         0         0.25%         15.2%
12/31/2016          2.87             0             0         0.25%         18.3%
12/31/2015          2.42             0             0         0.25%         -7.4%
12/31/2014          2.62             0             0         0.25%          6.6%
12/31/2013          2.45             0             0         0.25%         28.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.44             0   $         0         0.00%         15.5%
12/31/2016          2.98            46           136         0.00%         18.6%
12/31/2015          2.51           253           635         0.00%         -7.2%
12/31/2014          2.71           414         1,121         0.00%          6.9%
12/31/2013          2.53           498         1,260         0.00%         29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.7%
    2015        1.2%
    2014        1.5%
    2013        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              T. ROWE PRICE EQUITY INCOME PORTFOLIO - 77954T100

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    49,230,501   $   42,897,780        1,680,653
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (37,787)
                                     ----------------
Net assets                           $    49,192,714
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   49,192,714        8,551,263  $         5.75
Band 100                                        --               --            5.96
Band 75                                         --               --            6.18
Band 50                                         --               --            6.40
Band 25                                         --               --            6.63
Band 0                                          --               --            7.64
                                    --------------  ---------------
 Total                              $   49,192,714        8,551,263
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        848,387
Mortality & expense charges                                                         (621,192)
                                                                            -----------------
Net investment income (loss)                                                         227,195
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           3,190,793
Realized gain distributions                                                        4,660,529
Net change in unrealized appreciation (depreciation)                              (1,251,456)
                                                                            -----------------
Net gain (loss)                                                                    6,599,866
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      6,827,061
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        227,195   $        644,400
Net realized gain (loss)                                        3,190,793          6,728,536
Realized gain distributions                                     4,660,529          5,731,373
Net change in unrealized appreciation (depreciation)           (1,251,456)        (1,753,750)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               6,827,061         11,350,559
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,651,412          9,508,312
Cost of units redeemed                                        (19,669,761)       (44,863,079)
Account charges                                                   (15,365)           (12,040)
                                                         -----------------  -----------------
Increase (decrease)                                           (16,033,714)       (35,366,807)
                                                         -----------------  -----------------
Net increase (decrease)                                        (9,206,653)       (24,016,248)
Net assets, beginning                                          58,399,367         82,415,615
                                                         -----------------  -----------------
Net assets, ending                                       $     49,192,714   $     58,399,367
                                                         =================  =================

Units sold                                                        703,456          2,804,802
Units redeemed                                                 (3,784,481)       (10,453,831)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,081,025)        (7,649,029)
Units outstanding, beginning                                   11,632,288         19,281,317
                                                         -----------------  -----------------
Units outstanding, ending                                       8,551,263         11,632,288
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $    362,551,032
Cost of units redeemed/account charges                                         (405,285,928)
Net investment income (loss)                                                     16,113,948
Net realized gain (loss)                                                         38,458,728
Realized gain distributions                                                      31,022,213
Net change in unrealized appreciation (depreciation)                              6,332,721
                                                                           -----------------
Net assets                                                                 $     49,192,714
                                                                           =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.75         8,551   $    49,193         1.25%         14.6%
12/31/2016          5.02        11,632        58,399         1.25%         17.7%
12/31/2015          4.27        19,149        81,686         1.25%         -8.0%
12/31/2014          4.64        29,097       134,927         1.25%          6.0%
12/31/2013          4.37        29,973       131,074         1.25%         28.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.96             0   $         0         1.00%         14.9%
12/31/2016          5.19             0             0         1.00%         18.0%
12/31/2015          4.40             0             0         1.00%         -7.8%
12/31/2014          4.77             0             0         1.00%          6.3%
12/31/2013          4.49             0             0         1.00%         28.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      6.18             0   $         0         0.75%         15.2%
12/31/2016          5.36             0             0         0.75%         18.3%
12/31/2015          4.54             0             0         0.75%         -7.5%
12/31/2014          4.91             0             0         0.75%          6.6%
12/31/2013          4.60             0             0         0.75%         28.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      6.40             0   $         0         0.50%         15.4%
12/31/2016          5.55             0             0         0.50%         18.6%
12/31/2015          4.68             0             0         0.50%         -7.3%
12/31/2014          5.05             0             0         0.50%          6.8%
12/31/2013          4.72             0             0         0.50%         29.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      6.63             0   $         0         0.25%         15.7%
12/31/2016          5.73             0             0         0.25%         18.9%
12/31/2015          4.82             0             0         0.25%         -7.1%
12/31/2014          5.19             0             0         0.25%          7.1%
12/31/2013          4.85             0             0         0.25%         29.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      7.64             0   $         0         0.00%         16.0%
12/31/2016          6.59             0             0         0.00%         19.2%
12/31/2015          5.53           132           730         0.00%         -6.9%
12/31/2014          5.94           124           734         0.00%          7.4%
12/31/2013          5.53            98           542         0.00%         29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        2.2%
    2015        1.8%
    2014        1.8%
    2013        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                T. ROWE PRICE EUROPEAN STOCK FUND - 77956H401

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        285,156  $       244,442           13,858
                                                       ===============  ===============
Receivables: investments sold                   1,716
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        286,872
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       286,872         129,459  $         2.22
Band 100                                        --              --            2.30
Band 75                                         --              --            2.38
Band 50                                         --              --            2.47
Band 25                                         --              --            2.56
Band 0                                          --              --            2.73
                                   ---------------  --------------
 Total                             $       286,872         129,459
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          5,802
Mortality & expense charges                                                            (3,143)
                                                                             -----------------
Net investment income (loss)                                                            2,659
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  802
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   48,556
                                                                             -----------------
Net gain (loss)                                                                        49,358
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         52,017
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,659   $          2,813
Net realized gain (loss)                                              802              6,051
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               48,556            (38,036)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  52,017            (29,172)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           55,825             38,913
Cost of units redeemed                                            (20,307)           (86,378)
Account charges                                                       (21)               (89)
                                                         -----------------  -----------------
Increase (decrease)                                                35,497            (47,554)
                                                         -----------------  -----------------
Net increase (decrease)                                            87,514            (76,726)
Net assets, beginning                                             199,358            276,084
                                                         -----------------  -----------------
Net assets, ending                                       $        286,872   $        199,358
                                                         =================  =================

Units sold                                                         28,544             21,036
Units redeemed                                                    (10,786)           (46,131)
                                                         -----------------  -----------------
Net increase (decrease)                                            17,758            (25,095)
Units outstanding, beginning                                      111,701            136,796
                                                         -----------------  -----------------
Units outstanding, ending                                         129,459            111,701
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        770,622
Cost of units redeemed/account charges                                               (630,734)
Net investment income (loss)                                                           21,476
Net realized gain (loss)                                                                8,054
Realized gain distributions                                                            76,740
Net change in unrealized appreciation (depreciation)                                   40,714
                                                                             -----------------
Net assets                                                                   $        286,872
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.22           129   $       287         1.25%         24.2%
12/31/2016          1.78           112           199         1.25%        -11.6%
12/31/2015          2.02           137           276         1.25%         -0.7%
12/31/2014          2.03           122           247         1.25%         -7.1%
12/31/2013          2.19           143           312         1.25%         33.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.30             0   $         0         1.00%         24.5%
12/31/2016          1.84             0             0         1.00%        -11.3%
12/31/2015          2.08             0             0         1.00%         -0.4%
12/31/2014          2.09             0             0         1.00%         -6.8%
12/31/2013          2.24             0             0         1.00%         34.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.38             0   $         0         0.75%         24.8%
12/31/2016          1.91             0             0         0.75%        -11.1%
12/31/2015          2.15             0             0         0.75%         -0.2%
12/31/2014          2.15             0             0         0.75%         -6.6%
12/31/2013          2.30             0             0         0.75%         34.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.47             0   $         0         0.50%         25.1%
12/31/2016          1.97             0             0         0.50%        -10.9%
12/31/2015          2.21             0             0         0.50%          0.1%
12/31/2014          2.21             0             0         0.50%         -6.4%
12/31/2013          2.36             0             0         0.50%         34.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.56             0   $         0         0.25%         25.4%
12/31/2016          2.04             0             0         0.25%        -10.7%
12/31/2015          2.28             0             0         0.25%          0.3%
12/31/2014          2.27             0             0         0.25%         -6.1%
12/31/2013          2.42             0             0         0.25%         35.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.73             0   $         0         0.00%         25.7%
12/31/2016          2.17             0             0         0.00%        -10.5%
12/31/2015          2.43             0             0         0.00%          0.6%
12/31/2014          2.41             0             0         0.00%         -5.9%
12/31/2013          2.56             0             0         0.00%         35.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.4%
    2016        2.4%
    2015        1.5%
    2014        1.4%
    2013        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          T. ROWE PRICE GROWTH STOCK FUND ADVISOR CLASS - 741479208

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $   85,697,448   $    63,260,190        1,393,010
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (361,651)
                                     ---------------
Net assets                           $   85,335,797
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   85,291,279      37,611,459  $          2.27
Band 100                                        --              --             2.33
Band 75                                         --              --             2.39
Band 50                                         --              --             2.46
Band 25                                         --              --             2.52
Band 0                                      44,518          17,196             2.59
                                    --------------  --------------
 Total                              $   85,335,797      37,628,655
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                         (944,873)
                                                                            -----------------
Net investment income (loss)                                                        (944,873)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           4,163,300
Realized gain distributions                                                        9,828,552
Net change in unrealized appreciation (depreciation)                               7,506,460
                                                                            -----------------
Net gain (loss)                                                                   21,498,312
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     20,553,439
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (944,873)  $       (829,774)
Net realized gain (loss)                                        4,163,300          2,328,563
Realized gain distributions                                     9,828,552          1,434,216
Net change in unrealized appreciation (depreciation)            7,506,460         (3,105,419)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              20,553,439           (172,414)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       13,730,283          7,458,656
Cost of units redeemed                                        (15,468,800)       (12,103,330)
Account charges                                                   (22,741)           (11,428)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,761,258)        (4,656,102)
                                                         -----------------  -----------------
Net increase (decrease)                                        18,792,181         (4,828,516)
Net assets, beginning                                          66,543,616         71,372,132
                                                         -----------------  -----------------
Net assets, ending                                       $     85,335,797   $     66,543,616
                                                         =================  =================

Units sold                                                      6,507,836          5,907,073
Units redeemed                                                 (7,512,428)        (8,620,741)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,004,592)        (2,713,668)
Units outstanding, beginning                                   38,633,247         41,346,915
                                                         -----------------  -----------------
Units outstanding, ending                                      37,628,655         38,633,247
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $    129,316,661
Cost of units redeemed/account charges                                          (97,811,541)
Net investment income (loss)                                                     (6,454,295)
Net realized gain (loss)                                                         14,250,246
Realized gain distributions                                                      23,597,468
Net change in unrealized appreciation (depreciation)                             22,437,258
                                                                           -----------------
Net assets                                                                 $     85,335,797
                                                                           =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.27        37,611   $    85,291         1.25%         31.7%
12/31/2016          1.72        38,620        66,517         1.25%         -0.1%
12/31/2015          1.72        40,907        70,528         1.25%          9.2%
12/31/2014          1.58        44,030        69,514         1.25%          7.2%
12/31/2013          1.47        46,767        68,862         1.25%         37.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.33             0   $         0         1.00%         32.0%
12/31/2016          1.76             0             0         1.00%          0.1%
12/31/2015          1.76             0             0         1.00%          9.5%
12/31/2014          1.61             0             0         1.00%          7.5%
12/31/2013          1.50             0             0         1.00%         37.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.39             0   $         0         0.75%         32.3%
12/31/2016          1.81             0             0         0.75%          0.4%
12/31/2015          1.80             0             0         0.75%          9.8%
12/31/2014          1.64             0             0         0.75%          7.8%
12/31/2013          1.52             0             0         0.75%         37.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.46             0   $         0         0.50%         32.6%
12/31/2016          1.85             0             0         0.50%          0.6%
12/31/2015          1.84             0             0         0.50%         10.0%
12/31/2014          1.67             0             0         0.50%          8.0%
12/31/2013          1.55             0             0         0.50%         38.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.52             0   $         0         0.25%         33.0%
12/31/2016          1.90             0             0         0.25%          0.9%
12/31/2015          1.88             0             0         0.25%         10.3%
12/31/2014          1.70             0             0         0.25%          8.3%
12/31/2013          1.57             0             0         0.25%         38.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.59            17   $        45         0.00%         33.3%
12/31/2016          1.94            14            26         0.00%          1.2%
12/31/2015          1.92           440           844         0.00%         10.6%
12/31/2014          1.74           355           617         0.00%          8.6%
12/31/2013          1.60           305           489         0.00%         38.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             T. ROWE PRICE GROWTH STOCK FUND R CLASS - 741479307

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $   11,921,906   $     9,258,141          201,165
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (867)
                                     ---------------
Net assets                           $   11,921,039
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $    8,877,033        2,358,657  $         3.76
Band 100                                 2,999,861          769,177            3.90
Band 75                                         --               --            4.04
Band 50                                     44,145           10,541            4.19
Band 25                                         --               --            4.34
Band 0                                          --               --            4.55
                                    --------------  ---------------
 Total                              $   11,921,039        3,138,375
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                         (136,129)
                                                                            -----------------
Net investment income (loss)                                                        (136,129)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,011,598
Realized gain distributions                                                        1,443,034
Net change in unrealized appreciation (depreciation)                                 809,761
                                                                            -----------------
Net gain (loss)                                                                    3,264,393
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      3,128,264
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (136,129)  $       (141,431)
Net realized gain (loss)                                        1,011,598            616,514
Realized gain distributions                                     1,443,034            248,141
Net change in unrealized appreciation (depreciation)              809,761           (775,271)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,128,264            (52,047)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,597,714          2,340,286
Cost of units redeemed                                         (3,977,146)        (3,870,902)
Account charges                                                    (4,837)            (6,147)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,384,269)        (1,536,763)
                                                         -----------------  -----------------
Net increase (decrease)                                           743,995         (1,588,810)
Net assets, beginning                                          11,177,044         12,765,854
                                                         -----------------  -----------------
Net assets, ending                                       $     11,921,039   $     11,177,044
                                                         =================  =================

Units sold                                                        491,267            867,401
Units redeemed                                                 (1,218,775)        (1,410,101)
                                                         -----------------  -----------------
Net increase (decrease)                                          (727,508)          (542,700)
Units outstanding, beginning                                    3,865,883          4,408,583
                                                         -----------------  -----------------
Units outstanding, ending                                       3,138,375          3,865,883
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     65,984,476
Cost of units redeemed/account charges                                           (68,738,589)
Net investment income (loss)                                                      (1,699,189)
Net realized gain (loss)                                                           9,301,263
Realized gain distributions                                                        4,409,313
Net change in unrealized appreciation (depreciation)                               2,663,765
                                                                            -----------------
Net assets                                                                  $     11,921,039
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.76         2,359   $     8,877         1.25%         31.3%
12/31/2016          2.87         2,941         8,430         1.25%         -0.4%
12/31/2015          2.88         3,528        10,147         1.25%          8.9%
12/31/2014          2.64         3,501         9,245         1.25%          6.9%
12/31/2013          2.47         4,553        11,243         1.25%         36.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.90           769   $     3,000         1.00%         31.7%
12/31/2016          2.96           897         2,658         1.00%         -0.1%
12/31/2015          2.97           854         2,532         1.00%          9.2%
12/31/2014          2.72           693         1,882         1.00%          7.2%
12/31/2013          2.53           146           370         1.00%         37.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.04             0   $         0         0.75%         32.0%
12/31/2016          3.06             0             0         0.75%          0.1%
12/31/2015          3.06             0             0         0.75%          9.5%
12/31/2014          2.79             0             0         0.75%          7.5%
12/31/2013          2.60             0             0         0.75%         37.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.19            11   $        44         0.50%         32.3%
12/31/2016          3.17            14            46         0.50%          0.4%
12/31/2015          3.15            17            55         0.50%          9.8%
12/31/2014          2.87            23            65         0.50%          7.7%
12/31/2013          2.67            24            63         0.50%         37.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.34             0   $         0         0.25%         32.6%
12/31/2016          3.27             0             0         0.25%          0.6%
12/31/2015          3.25             0             0         0.25%         10.0%
12/31/2014          2.95             0             0         0.25%          8.0%
12/31/2013          2.74             0             0         0.25%         38.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.55             0   $         0         0.00%         33.0%
12/31/2016          3.42            13            44         0.00%          0.9%
12/31/2015          3.39             9            32         0.00%         10.3%
12/31/2014          3.08           159           489         0.00%          8.3%
12/31/2013          2.84           148           420         0.00%         38.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND ADVISOR CLASS - 77956H773

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    11,089,955  $     10,034,088          721,738
                                                      ================  ===============
Receivables: investments sold                 17,606
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    11,107,561
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   11,107,561      11,283,929  $          0.98
Band 100                                        --              --             1.01
Band 75                                         --              --             1.04
Band 50                                         --              --             1.07
Band 25                                         --              --             1.09
Band 0                                          --              --             1.12
                                    --------------  --------------
 Total                              $   11,107,561      11,283,929
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        184,040
Mortality & expense charges                                                         (136,038)
                                                                            -----------------
Net investment income (loss)                                                          48,002
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              82,027
Realized gain distributions                                                           28,313
Net change in unrealized appreciation (depreciation)                               1,722,161
                                                                            -----------------
Net gain (loss)                                                                    1,832,501
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      1,880,503
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         48,002   $        123,509
Net realized gain (loss)                                           82,027            (59,478)
Realized gain distributions                                        28,313                 --
Net change in unrealized appreciation (depreciation)            1,722,161           (148,930)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,880,503            (84,899)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,467,718          1,546,083
Cost of units redeemed                                         (2,731,234)        (1,545,698)
Account charges                                                    (1,119)              (708)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,264,635)              (323)
                                                         -----------------  -----------------
Net increase (decrease)                                           615,868            (85,222)
Net assets, beginning                                          10,491,693         10,576,915
                                                         -----------------  -----------------
Net assets, ending                                       $     11,107,561   $     10,491,693
                                                         =================  =================

Units sold                                                      1,607,492          1,909,503
Units redeemed                                                 (3,010,579)        (1,901,523)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,403,087)             7,980
Units outstanding, beginning                                   12,687,016         12,679,036
                                                         -----------------  -----------------
Units outstanding, ending                                      11,283,929         12,687,016
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      35,855,058
Cost of units redeemed/account charges                                            (24,213,373)
Net investment income (loss)                                                        1,186,348
Net realized gain (loss)                                                           (3,979,142)
Realized gain distributions                                                         1,202,803
Net change in unrealized appreciation (depreciation)                                1,055,867
                                                                            ------------------
Net assets                                                                  $      11,107,561
                                                                            ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.98        11,284   $    11,108         1.25%         19.0%
12/31/2016          0.83        12,687        10,492         1.25%         -0.9%
12/31/2015          0.83        12,679        10,577         1.25%         -4.6%
12/31/2014          0.87        12,503        10,929         1.25%         -6.6%
12/31/2013          0.94        12,855        12,034         1.25%         21.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%         19.3%
12/31/2016          0.85             0             0         1.00%         -0.6%
12/31/2015          0.85             0             0         1.00%         -4.3%
12/31/2014          0.89             0             0         1.00%         -6.4%
12/31/2013          0.95             0             0         1.00%         21.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.75%         19.6%
12/31/2016          0.87             0             0         0.75%         -0.4%
12/31/2015          0.87             0             0         0.75%         -4.1%
12/31/2014          0.91             0             0         0.75%         -6.2%
12/31/2013          0.97             0             0         0.75%         21.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.50%         19.9%
12/31/2016          0.89             0             0         0.50%         -0.1%
12/31/2015          0.89             0             0         0.50%         -3.8%
12/31/2014          0.93             0             0         0.50%         -5.9%
12/31/2013          0.98             0             0         0.50%         22.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.25%         20.2%
12/31/2016          0.91             0             0         0.25%          0.1%
12/31/2015          0.91             0             0         0.25%         -3.6%
12/31/2014          0.94             0             0         0.25%         -5.7%
12/31/2013          1.00             0             0         0.25%         22.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.00%         20.5%
12/31/2016          0.93             0             0         0.00%          0.4%
12/31/2015          0.93             0             0         0.00%         -3.4%
12/31/2014          0.96             0             0         0.00%         -5.5%
12/31/2013          1.02             0             0         0.00%         22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.7%
    2016        2.4%
    2015        1.7%
    2014        2.6%
    2013        2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND R CLASS - 77956H799

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,920,128  $      1,690,056          126,443
                                                      ================  ===============
Receivables: investments sold                    552
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,920,680
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,446,487         564,030  $          2.56
Band 100                                   420,232         158,126             2.66
Band 75                                         --              --             2.75
Band 50                                        180              63             2.85
Band 25                                         --              --             2.96
Band 0                                      53,781          17,233             3.12
                                    --------------  --------------
 Total                              $    1,920,680         739,452
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         29,555
Mortality & expense charges                                                          (21,334)
                                                                            -----------------
Net investment income (loss)                                                           8,221
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              19,091
Realized gain distributions                                                            4,925
Net change in unrealized appreciation (depreciation)                                 277,572
                                                                            -----------------
Net gain (loss)                                                                      301,588
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        309,809
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          8,221   $         18,277
Net realized gain (loss)                                           19,091            (17,933)
Realized gain distributions                                         4,925                 --
Net change in unrealized appreciation (depreciation)              277,572            (31,815)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 309,809            (31,471)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          316,835            393,373
Cost of units redeemed                                           (480,221)          (465,302)
Account charges                                                      (863)              (992)
                                                         -----------------  -----------------
Increase (decrease)                                              (164,249)           (72,921)
                                                         -----------------  -----------------
Net increase (decrease)                                           145,560           (104,392)
Net assets, beginning                                           1,775,120          1,879,512
                                                         -----------------  -----------------
Net assets, ending                                       $      1,920,680   $      1,775,120
                                                         =================  =================

Units sold                                                        134,889            185,361
Units redeemed                                                   (210,251)          (223,608)
                                                         -----------------  -----------------
Net increase (decrease)                                           (75,362)           (38,247)
Units outstanding, beginning                                      814,814            853,061
                                                         -----------------  -----------------
Units outstanding, ending                                         739,452            814,814
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     25,228,276
Cost of units redeemed/account charges                                           (25,871,584)
Net investment income (loss)                                                          18,108
Net realized gain (loss)                                                           1,796,382
Realized gain distributions                                                          519,426
Net change in unrealized appreciation (depreciation)                                 230,072
                                                                            -----------------
Net assets                                                                  $      1,920,680
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.56           564   $     1,446         1.25%         18.6%
12/31/2016          2.16           626         1,352         1.25%         -1.2%
12/31/2015          2.19           650         1,423         1.25%         -4.8%
12/31/2014          2.30           739         1,699         1.25%         -6.9%
12/31/2013          2.47           975         2,405         1.25%         20.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.66           158   $       420         1.00%         18.9%
12/31/2016          2.23           189           423         1.00%         -0.9%
12/31/2015          2.26           203           457         1.00%         -4.6%
12/31/2014          2.36           203           481         1.00%         -6.7%
12/31/2013          2.53            70           177         1.00%         21.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.75             0   $         0         0.75%         19.2%
12/31/2016          2.31             0             0         0.75%         -0.7%
12/31/2015          2.33             0             0         0.75%         -4.3%
12/31/2014          2.43             0             0         0.75%         -6.4%
12/31/2013          2.60             0             0         0.75%         21.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.85             0   $         0         0.50%         19.5%
12/31/2016          2.39             0             0         0.50%         -0.4%
12/31/2015          2.40             0             0         0.50%         -4.1%
12/31/2014          2.50             0             0         0.50%         -6.2%
12/31/2013          2.67             0             0         0.50%         21.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.96             0   $         0         0.25%         19.8%
12/31/2016          2.47             0             0         0.25%         -0.2%
12/31/2015          2.47             0             0         0.25%         -3.9%
12/31/2014          2.57             0             0         0.25%         -6.0%
12/31/2013          2.73             0             0         0.25%         22.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.12            17   $        54         0.00%         20.1%
12/31/2016          2.60             0             0         0.00%          0.1%
12/31/2015          2.60             0             0         0.00%         -3.6%
12/31/2014          2.69             0             0         0.00%         -5.7%
12/31/2013          2.86             0             0         0.00%         22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        2.2%
    2015        1.3%
    2014        2.2%
    2013        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         T. ROWE PRICE INTERNATIONAL STOCK FUND R CLASS - 77956H781

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      323,334   $       276,570           17,405
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (122)
                                     ---------------
Net assets                           $      323,212
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       152,758          69,645  $         2.19
Band 100                                   170,454          74,983            2.27
Band 75                                         --              --            2.36
Band 50                                         --              --            2.44
Band 25                                         --              --            2.53
Band 0                                          --              --            2.62
                                   ---------------  --------------
 Total                             $       323,212         144,628
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          2,998
Mortality & expense charges                                                            (3,387)
                                                                             -----------------
Net investment income (loss)                                                             (389)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,731
Realized gain distributions                                                            10,828
Net change in unrealized appreciation (depreciation)                                   56,387
                                                                             -----------------
Net gain (loss)                                                                        69,946
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         69,557
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (389)  $         (2,552)
Net realized gain (loss)                                            2,731            (12,841)
Realized gain distributions                                        10,828              2,925
Net change in unrealized appreciation (depreciation)               56,387             15,264
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  69,557              2,796
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           17,708             81,140
Cost of units redeemed                                            (50,284)          (264,458)
Account charges                                                       (95)               (29)
                                                         -----------------  -----------------
Increase (decrease)                                               (32,671)          (183,347)
                                                         -----------------  -----------------
Net increase (decrease)                                            36,886           (180,551)
Net assets, beginning                                             286,326            466,877
                                                         -----------------  -----------------
Net assets, ending                                       $        323,212   $        286,326
                                                         =================  =================

Units sold                                                         12,787             48,436
Units redeemed                                                    (29,379)          (153,161)
                                                         -----------------  -----------------
Net increase (decrease)                                           (16,592)          (104,725)
Units outstanding, beginning                                      161,220            265,945
                                                         -----------------  -----------------
Units outstanding, ending                                         144,628            161,220
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,851,326
Cost of units redeemed/account charges                                            (1,656,028)
Net investment income (loss)                                                         (16,554)
Net realized gain (loss)                                                              28,007
Realized gain distributions                                                           69,697
Net change in unrealized appreciation (depreciation)                                  46,764
                                                                            -----------------
Net assets                                                                  $        323,212
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.19            70   $       153         1.25%         25.9%
12/31/2016          1.74            67           117         1.25%          0.5%
12/31/2015          1.73           159           276         1.25%         -2.5%
12/31/2014          1.78           261           464         1.25%         -2.7%
12/31/2013          1.83           361           659         1.25%         12.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.27            75   $       170         1.00%         26.3%
12/31/2016          1.80            94           169         1.00%          0.7%
12/31/2015          1.79           107           191         1.00%         -2.3%
12/31/2014          1.83           109           199         1.00%         -2.4%
12/31/2013          1.88             0             1         1.00%         12.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.36             0   $         0         0.75%         26.6%
12/31/2016          1.86             0             0         0.75%          1.0%
12/31/2015          1.84             0             0         0.75%         -2.0%
12/31/2014          1.88             0             0         0.75%         -2.2%
12/31/2013          1.92             0             0         0.75%         12.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.44             0   $         0         0.50%         26.9%
12/31/2016          1.92             0             0         0.50%          1.2%
12/31/2015          1.90             0             0         0.50%         -1.8%
12/31/2014          1.94             0             0         0.50%         -2.0%
12/31/2013          1.97             0             0         0.50%         13.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.53             0   $         0         0.25%         27.2%
12/31/2016          1.99             0             0         0.25%          1.5%
12/31/2015          1.96             0             0         0.25%         -1.5%
12/31/2014          1.99             0             0         0.25%         -1.7%
12/31/2013          2.02             0             0         0.25%         13.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.62             0   $         0         0.00%         27.5%
12/31/2016          2.06             0             0         0.00%          1.7%
12/31/2015          2.02             0             0         0.00%         -1.3%
12/31/2014          2.05             0             0         0.00%         -1.5%
12/31/2013          2.08             0             0         0.00%         13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        0.5%
    2015        0.4%
    2014        0.6%
    2013        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            T. ROWE PRICE MID-CAP GROWTH FUND R CLASS - 779556307

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     5,592,694   $     4,756,060           68,112
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (3,407)
                                     ----------------
Net assets                           $     5,589,287
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,396,693       1,083,800  $          4.98
Band 100                                         --              --             5.16
Band 75                                          --              --             5.35
Band 50                                          --              --             5.54
Band 25                                          --              --             5.74
Band 0                                      192,594          32,029             6.01
                                    ---------------  --------------
 Total                              $     5,589,287       1,115,829
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (61,137)
                                                                            ----------------
Net investment income (loss)                                                        (61,137)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            220,190
Realized gain distributions                                                         409,724
Net change in unrealized appreciation (depreciation)                                460,656
                                                                            ----------------
Net gain (loss)                                                                   1,090,570
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,029,433
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (61,137)  $        (62,557)
Net realized gain (loss)                                          220,190            355,674
Realized gain distributions                                       409,724            160,117
Net change in unrealized appreciation (depreciation)              460,656           (190,824)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,029,433            262,410
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,302,615          1,373,447
Cost of units redeemed                                         (1,665,921)        (4,432,969)
Account charges                                                    (3,382)            (3,952)
                                                         -----------------  -----------------
Increase (decrease)                                              (366,688)        (3,063,474)
                                                         -----------------  -----------------
Net increase (decrease)                                           662,745         (2,801,064)
Net assets, beginning                                           4,926,542          7,727,606
                                                         -----------------  -----------------
Net assets, ending                                       $      5,589,287   $      4,926,542
                                                         =================  =================

Units sold                                                        284,792            350,114
Units redeemed                                                   (362,025)        (1,073,563)
                                                         -----------------  -----------------
Net increase (decrease)                                           (77,233)          (723,449)
Units outstanding, beginning                                    1,193,062          1,916,511
                                                         -----------------  -----------------
Units outstanding, ending                                       1,115,829          1,193,062
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     17,367,937
Cost of units redeemed/account charges                                           (17,214,965)
Net investment income (loss)                                                        (463,598)
Net realized gain (loss)                                                           1,785,930
Realized gain distributions                                                        3,277,349
Net change in unrealized appreciation (depreciation)                                 836,634
                                                                            -----------------
Net assets                                                                  $      5,589,287
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.98         1,084   $     5,397         1.25%         22.7%
12/31/2016          4.06         1,086         4,409         1.25%          4.4%
12/31/2015          3.89         1,513         5,879         1.25%          4.7%
12/31/2014          3.71         1,614         5,991         1.25%         11.2%
12/31/2013          3.34         1,440         4,807         1.25%         34.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.16             0   $         0         1.00%         23.0%
12/31/2016          4.20             0             0         1.00%          4.7%
12/31/2015          4.01             0             0         1.00%          5.0%
12/31/2014          3.82             0             0         1.00%         11.5%
12/31/2013          3.43             0             0         1.00%         34.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.35             0   $         0         0.75%         23.3%
12/31/2016          4.34             0             0         0.75%          5.0%
12/31/2015          4.13             0             0         0.75%          5.2%
12/31/2014          3.93             0             0         0.75%         11.7%
12/31/2013          3.51             0             0         0.75%         35.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.54             0   $         0         0.50%         23.6%
12/31/2016          4.48             0             0         0.50%          5.2%
12/31/2015          4.26             0             0         0.50%          5.5%
12/31/2014          4.04             0             0         0.50%         12.0%
12/31/2013          3.61             0             0         0.50%         35.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.74             0   $         0         0.25%         23.9%
12/31/2016          4.63             0             0         0.25%          5.5%
12/31/2015          4.39             0             0         0.25%          5.8%
12/31/2014          4.15             0             0         0.25%         12.3%
12/31/2013          3.70             0             0         0.25%         35.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      6.01            32   $       193         0.00%         24.2%
12/31/2016          4.84           107           517         0.00%          5.8%
12/31/2015          4.58           404         1,848         0.00%          6.0%
12/31/2014          4.32           406         1,754         0.00%         12.6%
12/31/2013          3.84           402         1,542         0.00%         36.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            T. ROWE PRICE MID-CAP VALUE FUND R CLASS - 77957Y205

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       702,238  $        662,272           23,570
                                                      ================  ===============
Receivables: investments sold                    637
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       702,875
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       554,471         129,221  $         4.29
Band 100                                        --              --            4.45
Band 75                                         --              --            4.61
Band 50                                         --              --            4.77
Band 25                                         --              --            4.95
Band 0                                     148,404          28,522            5.20
                                   ---------------  --------------
 Total                             $       702,875         157,743
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          3,540
Mortality & expense charges                                                           (7,595)
                                                                            -----------------
Net investment income (loss)                                                          (4,055)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              53,290
Realized gain distributions                                                           36,949
Net change in unrealized appreciation (depreciation)                                  (9,204)
                                                                            -----------------
Net gain (loss)                                                                       81,035
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         76,980
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (4,055)  $         (8,386)
Net realized gain (loss)                                           53,290            (23,599)
Realized gain distributions                                        36,949             87,128
Net change in unrealized appreciation (depreciation)               (9,204)           203,974
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  76,980            259,117
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          108,451            348,826
Cost of units redeemed                                         (1,049,408)          (259,400)
Account charges                                                      (586)            (1,253)
                                                         -----------------  -----------------
Increase (decrease)                                              (941,543)            88,173
                                                         -----------------  -----------------
Net increase (decrease)                                          (864,563)           347,290
Net assets, beginning                                           1,567,438          1,220,148
                                                         -----------------  -----------------
Net assets, ending                                       $        702,875   $      1,567,438
                                                         =================  =================

Units sold                                                         26,646             94,219
Units redeemed                                                   (264,223)           (75,215)
                                                         -----------------  -----------------
Net increase (decrease)                                          (237,577)            19,004
Units outstanding, beginning                                      395,320            376,316
                                                         -----------------  -----------------
Units outstanding, ending                                         157,743            395,320
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     6,768,164
Cost of units redeemed/account charges                                           (7,998,444)
Net investment income (loss)                                                       (122,407)
Net realized gain (loss)                                                            801,328
Realized gain distributions                                                       1,214,268
Net change in unrealized appreciation (depreciation)                                 39,966
                                                                            ----------------
Net assets                                                                  $       702,875
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.29           129   $       554         1.25%          9.7%
12/31/2016          3.91           368         1,440         1.25%         22.2%
12/31/2015          3.20           350         1,120         1.25%         -5.1%
12/31/2014          3.37           656         2,212         1.25%          8.7%
12/31/2013          3.10           920         2,854         1.25%         29.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.45             0   $         0         1.00%         10.0%
12/31/2016          4.04             0             0         1.00%         22.5%
12/31/2015          3.30             0             0         1.00%         -4.9%
12/31/2014          3.47             0             0         1.00%          9.0%
12/31/2013          3.18             0             0         1.00%         29.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.61             0   $         0         0.75%         10.2%
12/31/2016          4.18             0             0         0.75%         22.8%
12/31/2015          3.40             0             0         0.75%         -4.6%
12/31/2014          3.57             0             0         0.75%          9.2%
12/31/2013          3.27             0             0         0.75%         29.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.77             0   $         0         0.50%         10.5%
12/31/2016          4.32             0             0         0.50%         23.1%
12/31/2015          3.51             0             0         0.50%         -4.4%
12/31/2014          3.67             0             0         0.50%          9.5%
12/31/2013          3.35             0             0         0.50%         30.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      4.95             0   $         0         0.25%         10.8%
12/31/2016          4.47             0             0         0.25%         23.4%
12/31/2015          3.62             0             0         0.25%         -4.1%
12/31/2014          3.78             0             0         0.25%          9.8%
12/31/2013          3.44             0             0         0.25%         30.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      5.20            29   $       148         0.00%         11.1%
12/31/2016          4.68            27           128         0.00%         23.7%
12/31/2015          3.79            26           100         0.00%         -3.9%
12/31/2014          3.94            35           139         0.00%         10.1%
12/31/2013          3.58            32           115         0.00%         30.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.3%
    2016        0.5%
    2015        0.4%
    2014        0.4%
    2013        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         T. ROWE PRICE MID-CAP VALUE FUND ADVISOR CLASS - 77957Y304

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        978,506  $       894,509           32,386
                                                       ===============  ===============
Receivables: investments sold                   2,166
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        980,672
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       980,672         504,880  $         1.94
Band 100                                        --              --            1.99
Band 75                                         --              --            2.05
Band 50                                         --              --            2.10
Band 25                                         --              --            2.16
Band 0                                          --              --            2.22
                                   ---------------  --------------
 Total                             $       980,672         504,880
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          6,639
Mortality & expense charges                                                          (12,740)
                                                                            -----------------
Net investment income (loss)                                                          (6,101)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              67,724
Realized gain distributions                                                           50,401
Net change in unrealized appreciation (depreciation)                                 (18,974)
                                                                            -----------------
Net gain (loss)                                                                       99,151
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         93,050
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,101)  $         (5,915)
Net realized gain (loss)                                           67,724            124,092
Realized gain distributions                                        50,401             65,490
Net change in unrealized appreciation (depreciation)              (18,974)           211,885
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  93,050            395,552
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          201,325            406,480
Cost of units redeemed                                           (523,612)        (2,391,817)
Account charges                                                      (284)              (275)
                                                         -----------------  -----------------
Increase (decrease)                                              (322,571)        (1,985,612)
                                                         -----------------  -----------------
Net increase (decrease)                                          (229,521)        (1,590,060)
Net assets, beginning                                           1,210,193          2,800,253
                                                         -----------------  -----------------
Net assets, ending                                       $        980,672   $      1,210,193
                                                         =================  =================

Units sold                                                        118,980            244,257
Units redeemed                                                   (299,196)        (1,381,055)
                                                         -----------------  -----------------
Net increase (decrease)                                          (180,216)        (1,136,798)
Units outstanding, beginning                                      685,096          1,821,894
                                                         -----------------  -----------------
Units outstanding, ending                                         504,880            685,096
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     4,898,508
Cost of units redeemed/account charges                                           (5,468,165)
Net investment income (loss)                                                         39,073
Net realized gain (loss)                                                            392,068
Realized gain distributions                                                       1,035,191
Net change in unrealized appreciation (depreciation)                                 83,997
                                                                            ----------------
Net assets                                                                  $       980,672
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94           505   $       981         1.25%         10.0%
12/31/2016          1.77           685         1,210         1.25%         22.5%
12/31/2015          1.44           767         1,106         1.25%         -4.8%
12/31/2014          1.52           798         1,209         1.25%          9.0%
12/31/2013          1.39           789         1,097         1.25%         29.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.99             0   $         0         1.00%         10.2%
12/31/2016          1.81             0             0         1.00%         22.8%
12/31/2015          1.47             0             0         1.00%         -4.6%
12/31/2014          1.54             0             0         1.00%          9.2%
12/31/2013          1.41             0             0         1.00%         29.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05             0   $         0         0.75%         10.5%
12/31/2016          1.85             0             0         0.75%         23.1%
12/31/2015          1.51             0             0         0.75%         -4.4%
12/31/2014          1.57             0             0         0.75%          9.5%
12/31/2013          1.44             0             0         0.75%         30.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.10             0   $         0         0.50%         10.8%
12/31/2016          1.90             0             0         0.50%         23.4%
12/31/2015          1.54             0             0         0.50%         -4.1%
12/31/2014          1.60             0             0         0.50%          9.8%
12/31/2013          1.46             0             0         0.50%         30.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.16             0   $         0         0.25%         11.1%
12/31/2016          1.94             0             0         0.25%         23.7%
12/31/2015          1.57             0             0         0.25%         -3.9%
12/31/2014          1.64             0             0         0.25%         10.1%
12/31/2013          1.49             0             0         0.25%         30.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.22             0   $         0         0.00%         11.3%
12/31/2016          1.99             0             0         0.00%         24.0%
12/31/2015          1.61         1,055         1,694         0.00%         -3.6%
12/31/2014          1.67         1,101         1,835         0.00%         10.3%
12/31/2013          1.51         1,076         1,625         0.00%         31.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        0.4%
    2015        0.9%
    2014        0.7%
    2013        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2005 FUND R CLASS - 74149P697

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,746,348  $     1,698,937          127,807
                                                       ===============  ===============
Receivables: investments sold                   2,057
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,748,405
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,748,405       1,326,739  $          1.32
Band 100                                         --              --             1.34
Band 75                                          --              --             1.36
Band 50                                          --              --             1.37
Band 25                                          --              --             1.39
Band 0                                           --              --             1.41
                                    ---------------  --------------
 Total                              $     1,748,405       1,326,739
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         24,622
Mortality & expense charges                                                          (18,769)
                                                                            -----------------
Net investment income (loss)                                                           5,853
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              21,986
Realized gain distributions                                                           38,164
Net change in unrealized appreciation (depreciation)                                  72,862
                                                                            -----------------
Net gain (loss)                                                                      133,012
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        138,865
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,853   $          2,177
Net realized gain (loss)                                           21,986            (16,846)
Realized gain distributions                                        38,164             19,252
Net change in unrealized appreciation (depreciation)               72,862             45,527
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 138,865             50,110
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          531,638            590,966
Cost of units redeemed                                           (466,230)          (332,932)
Account charges                                                      (942)            (1,447)
                                                         -----------------  -----------------
Increase (decrease)                                                64,466            256,587
                                                         -----------------  -----------------
Net increase (decrease)                                           203,331            306,697
Net assets, beginning                                           1,545,074          1,238,377
                                                         -----------------  -----------------
Net assets, ending                                       $      1,748,405   $      1,545,074
                                                         =================  =================

Units sold                                                        412,491            487,947
Units redeemed                                                   (349,142)          (286,783)
                                                         -----------------  -----------------
Net increase (decrease)                                            63,349            201,164
Units outstanding, beginning                                    1,263,390          1,062,226
                                                         -----------------  -----------------
Units outstanding, ending                                       1,326,739          1,263,390
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      3,362,176
Cost of units redeemed/account charges                                            (1,847,511)
Net investment income (loss)                                                          24,211
Net realized gain (loss)                                                              59,753
Realized gain distributions                                                          102,365
Net change in unrealized appreciation (depreciation)                                  47,411
                                                                            -----------------
Net assets                                                                  $      1,748,405
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32         1,327   $     1,748         1.25%          8.6%
12/31/2016          1.21         1,087         1,319         1.25%          4.9%
12/31/2015          1.16           866         1,001         1.25%         -2.4%
12/31/2014          1.18           605           716         1.25%          2.8%
12/31/2013          1.15           808           932         1.25%          7.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0   $         0         1.00%          8.9%
12/31/2016          1.23             0             0         1.00%          5.2%
12/31/2015          1.17             0             0         1.00%         -2.2%
12/31/2014          1.19             0             0         1.00%          3.1%
12/31/2013          1.16             0             0         1.00%          8.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         0.75%          9.2%
12/31/2016          1.24             0             0         0.75%          5.5%
12/31/2015          1.18             0             0         0.75%         -1.9%
12/31/2014          1.20             0             0         0.75%          3.3%
12/31/2013          1.16             0             0         0.75%          8.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.50%          9.5%
12/31/2016          1.26             0             0         0.50%          5.7%
12/31/2015          1.19             0             0         0.50%         -1.7%
12/31/2014          1.21             0             0         0.50%          3.6%
12/31/2013          1.17             0             0         0.50%          8.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.25%          9.7%
12/31/2016          1.27             0             0         0.25%          6.0%
12/31/2015          1.20             0             0         0.25%         -1.5%
12/31/2014          1.22             0             0         0.25%          3.8%
12/31/2013          1.17             0             0         0.25%          9.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.00%         10.0%
12/31/2016          1.28           176           226         0.00%          6.2%
12/31/2015          1.21           196           237         0.00%         -1.2%
12/31/2014          1.22             0             0         0.00%          4.1%
12/31/2013          1.18             0             0         0.00%          9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.1%
    2015        2.0%
    2014        1.2%
    2013        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2005 FUND ADVISOR CLASS - 74149P713

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,052,449  $      1,003,915           77,435
                                                      ================  ===============
Receivables: investments sold                    667
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,053,116
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,053,116         787,617  $          1.34
Band 100                                        --              --             1.36
Band 75                                         --              --             1.38
Band 50                                         --              --             1.39
Band 25                                         --              --             1.41
Band 0                                          --              --             1.43
                                    --------------  --------------
 Total                              $    1,053,116         787,617
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         17,341
Mortality & expense charges                                                          (13,270)
                                                                            -----------------
Net investment income (loss)                                                           4,071
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              12,127
Realized gain distributions                                                           22,399
Net change in unrealized appreciation (depreciation)                                  53,319
                                                                            -----------------
Net gain (loss)                                                                       87,845
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         91,916
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,071   $          2,097
Net realized gain (loss)                                           12,127             14,851
Realized gain distributions                                        22,399             13,157
Net change in unrealized appreciation (depreciation)               53,319             38,995
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  91,916             69,100
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          136,649          1,720,094
Cost of units redeemed                                           (224,471)        (1,589,482)
Account charges                                                    (1,409)            (1,648)
                                                         -----------------  -----------------
Increase (decrease)                                               (89,231)           128,964
                                                         -----------------  -----------------
Net increase (decrease)                                             2,685            198,064
Net assets, beginning                                           1,050,431            852,367
                                                         -----------------  -----------------
Net assets, ending                                       $      1,053,116   $      1,050,431
                                                         =================  =================

Units sold                                                        105,624          1,436,503
Units redeemed                                                   (174,473)        (1,310,997)
                                                         -----------------  -----------------
Net increase (decrease)                                           (68,849)           125,506
Units outstanding, beginning                                      856,466            730,960
                                                         -----------------  -----------------
Units outstanding, ending                                         787,617            856,466
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,896,633
Cost of units redeemed/account charges                                            (2,008,819)
Net investment income (loss)                                                          22,322
Net realized gain (loss)                                                              27,714
Realized gain distributions                                                           66,732
Net change in unrealized appreciation (depreciation)                                  48,534
                                                                            -----------------
Net assets                                                                  $      1,053,116
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34           788   $     1,053         1.25%          9.0%
12/31/2016          1.23           856         1,050         1.25%          5.2%
12/31/2015          1.17           731           852         1.25%         -2.3%
12/31/2014          1.19           540           645         1.25%          3.1%
12/31/2013          1.16           390           451         1.25%          8.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         1.00%          9.3%
12/31/2016          1.24             0             0         1.00%          5.4%
12/31/2015          1.18             0             0         1.00%         -2.0%
12/31/2014          1.20             0             0         1.00%          3.4%
12/31/2013          1.16             0             0         1.00%          8.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.75%          9.6%
12/31/2016          1.25             0             0         0.75%          5.7%
12/31/2015          1.19             0             0         0.75%         -1.8%
12/31/2014          1.21             0             0         0.75%          3.6%
12/31/2013          1.17             0             0         0.75%          8.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.50%          9.8%
12/31/2016          1.27             0             0         0.50%          6.0%
12/31/2015          1.20             0             0         0.50%         -1.6%
12/31/2014          1.22             0             0         0.50%          3.9%
12/31/2013          1.17             0             0         0.50%          9.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.25%         10.1%
12/31/2016          1.28             0             0         0.25%          6.2%
12/31/2015          1.21             0             0         0.25%         -1.3%
12/31/2014          1.22             0             0         0.25%          4.2%
12/31/2013          1.18             0             0         0.25%          9.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         0.00%         10.4%
12/31/2016          1.30             0             0         0.00%          6.5%
12/31/2015          1.22             0             0         0.00%         -1.1%
12/31/2014          1.23             0             0         0.00%          4.4%
12/31/2013          1.18             0             0         0.00%          9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        1.8%
    2015        2.0%
    2014        2.0%
    2013        2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2010 FUND R CLASS - 74149P606

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,812,726  $     1,759,806          100,209
                                                       ===============  ===============
Receivables: investments sold                   1,073
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,813,799
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,565,964       1,139,910  $          1.37
Band 100                                         --              --             1.39
Band 75                                          --              --             1.41
Band 50                                          --              --             1.43
Band 25                                          --              --             1.45
Band 0                                      247,835         168,213             1.47
                                    ---------------  --------------
 Total                              $     1,813,799       1,308,123
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         25,678
Mortality & expense charges                                                          (18,270)
                                                                            -----------------
Net investment income (loss)                                                           7,408
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              26,040
Realized gain distributions                                                           68,477
Net change in unrealized appreciation (depreciation)                                  59,993
                                                                            -----------------
Net gain (loss)                                                                      154,510
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        161,918
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          7,408   $          3,949
Net realized gain (loss)                                           26,040            (28,967)
Realized gain distributions                                        68,477             34,756
Net change in unrealized appreciation (depreciation)               59,993             91,088
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 161,918            100,826
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          689,114            885,523
Cost of units redeemed                                           (662,559)        (1,231,043)
Account charges                                                    (3,076)            (4,191)
                                                         -----------------  -----------------
Increase (decrease)                                                23,479           (349,711)
                                                         -----------------  -----------------
Net increase (decrease)                                           185,397           (248,885)
Net assets, beginning                                           1,628,402          1,877,287
                                                         -----------------  -----------------
Net assets, ending                                       $      1,813,799   $      1,628,402
                                                         =================  =================

Units sold                                                        519,804            727,870
Units redeemed                                                   (495,302)        (1,014,077)
                                                         -----------------  -----------------
Net increase (decrease)                                            24,502           (286,207)
Units outstanding, beginning                                    1,283,621          1,569,828
                                                         -----------------  -----------------
Units outstanding, ending                                       1,308,123          1,283,621
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      8,082,802
Cost of units redeemed/account charges                                            (6,751,905)
Net investment income (loss)                                                          44,941
Net realized gain (loss)                                                              86,574
Realized gain distributions                                                          298,467
Net change in unrealized appreciation (depreciation)                                  52,920
                                                                            -----------------
Net assets                                                                  $      1,813,799
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37         1,140   $     1,566         1.25%          9.7%
12/31/2016          1.25         1,003         1,256         1.25%          5.3%
12/31/2015          1.19         1,397         1,663         1.25%         -2.5%
12/31/2014          1.22         2,866         3,497         1.25%          3.2%
12/31/2013          1.18         1,710         2,021         1.25%         10.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         1.00%         10.0%
12/31/2016          1.27             0             0         1.00%          5.5%
12/31/2015          1.20             0             0         1.00%         -2.2%
12/31/2014          1.23             0             0         1.00%          3.4%
12/31/2013          1.19             0             0         1.00%         10.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.75%         10.2%
12/31/2016          1.28             0             0         0.75%          5.8%
12/31/2015          1.21             0             0         0.75%         -2.0%
12/31/2014          1.24             0             0         0.75%          3.7%
12/31/2013          1.19             0             0         0.75%         10.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         0.50%         10.5%
12/31/2016          1.30             0             0         0.50%          6.0%
12/31/2015          1.22             0             0         0.50%         -1.7%
12/31/2014          1.24             0             0         0.50%          3.9%
12/31/2013          1.20             0             0         0.50%         10.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0   $         0         0.25%         10.8%
12/31/2016          1.31             0             0         0.25%          6.3%
12/31/2015          1.23             0             0         0.25%         -1.5%
12/31/2014          1.25             0             0         0.25%          4.2%
12/31/2013          1.20             0             0         0.25%         11.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.47           168   $       248         0.00%         11.1%
12/31/2016          1.33           280           372         0.00%          6.6%
12/31/2015          1.24           172           215         0.00%         -1.2%
12/31/2014          1.26           153           193         0.00%          4.5%
12/31/2013          1.21           121           146         0.00%         11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.3%
    2015        1.0%
    2014        1.9%
    2013        2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2010 FUND ADVISOR CLASS - 74149P861

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,908,591  $     2,845,114          159,905
                                                       ===============  ===============
Receivables: investments sold                   1,685
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,910,276
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,910,276       2,088,853  $          1.39
Band 100                                         --              --             1.41
Band 75                                          --              --             1.43
Band 50                                          --              --             1.45
Band 25                                          --              --             1.47
Band 0                                           --              --             1.49
                                    ---------------  --------------
 Total                              $     2,910,276       2,088,853
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         47,244
Mortality & expense charges                                                          (43,380)
                                                                            -----------------
Net investment income (loss)                                                           3,864
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              88,015
Realized gain distributions                                                          106,299
Net change in unrealized appreciation (depreciation)                                 147,547
                                                                            -----------------
Net gain (loss)                                                                      341,861
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        345,725
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,864   $         15,193
Net realized gain (loss)                                           88,015            (33,780)
Realized gain distributions                                       106,299             73,776
Net change in unrealized appreciation (depreciation)              147,547            137,126
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 345,725            192,315
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,134,278          1,730,732
Cost of units redeemed                                         (3,052,593)        (1,453,535)
Account charges                                                    (1,969)            (2,294)
                                                         -----------------  -----------------
Increase (decrease)                                              (920,284)           274,903
                                                         -----------------  -----------------
Net increase (decrease)                                          (574,559)           467,218
Net assets, beginning                                           3,484,835          3,017,617
                                                         -----------------  -----------------
Net assets, ending                                       $      2,910,276   $      3,484,835
                                                         =================  =================

Units sold                                                      1,625,400          1,400,275
Units redeemed                                                 (2,287,413)        (1,162,902)
                                                         -----------------  -----------------
Net increase (decrease)                                          (662,013)           237,373
Units outstanding, beginning                                    2,750,866          2,513,493
                                                         -----------------  -----------------
Units outstanding, ending                                       2,088,853          2,750,866
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     8,906,193
Cost of units redeemed/account charges                                           (6,638,253)
Net investment income (loss)                                                         73,540
Net realized gain (loss)                                                            133,523
Realized gain distributions                                                         371,796
Net change in unrealized appreciation (depreciation)                                 63,477
                                                                            ----------------

Net assets                                                                  $     2,910,276
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39         2,089   $     2,910         1.25%         10.0%
12/31/2016          1.27         2,751         3,485         1.25%          5.5%
12/31/2015          1.20         2,513         3,018         1.25%         -2.2%
12/31/2014          1.23         2,607         3,201         1.25%          3.5%
12/31/2013          1.19         1,465         1,738         1.25%         10.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         1.00%         10.3%
12/31/2016          1.28             0             0         1.00%          5.8%
12/31/2015          1.21             0             0         1.00%         -2.0%
12/31/2014          1.24             0             0         1.00%          3.7%
12/31/2013          1.19             0             0         1.00%         10.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         0.75%         10.5%
12/31/2016          1.30             0             0         0.75%          6.0%
12/31/2015          1.22             0             0         0.75%         -1.7%
12/31/2014          1.24             0             0         0.75%          4.0%
12/31/2013          1.20             0             0         0.75%         10.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0   $         0         0.50%         10.8%
12/31/2016          1.31             0             0         0.50%          6.3%
12/31/2015          1.23             0             0         0.50%         -1.5%
12/31/2014          1.25             0             0         0.50%          4.3%
12/31/2013          1.20             0             0         0.50%         11.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.47             0   $         0         0.25%         11.1%
12/31/2016          1.33             0             0         0.25%          6.6%
12/31/2015          1.24             0             0         0.25%         -1.2%
12/31/2014          1.26             0             0         0.25%          4.5%
12/31/2013          1.21             0             0         0.25%         11.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49             0   $         0         0.00%         11.4%
12/31/2016          1.34             0             0         0.00%          6.8%
12/31/2015          1.26             0             0         0.00%         -1.0%
12/31/2014          1.27             0             0         0.00%          4.8%
12/31/2013          1.21             0             0         0.00%         11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.8%
    2015        1.8%
    2014        2.1%
    2013        3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2015 FUND R CLASS - 74149P671

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      7,372,684  $     7,015,911          498,286
                                                       ===============  ===============
Receivables: investments sold                   6,946
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      7,379,630
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,049,584       4,608,743  $          1.53
Band 100                                         --              --             1.56
Band 75                                          --              --             1.59
Band 50                                          --              --             1.61
Band 25                                          --              --             1.64
Band 0                                      330,046         197,270             1.67
                                    ---------------  --------------
 Total                              $     7,379,630       4,806,013
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       102,445
Mortality & expense charges                                                        (101,737)
                                                                            ----------------
Net investment income (loss)                                                            708
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            364,385
Realized gain distributions                                                         367,873
Net change in unrealized appreciation (depreciation)                                253,740
                                                                            ----------------
Net gain (loss)                                                                     985,998
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       986,706
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            708   $         21,944
Net realized gain (loss)                                          364,385            (67,265)
Realized gain distributions                                       367,873            171,780
Net change in unrealized appreciation (depreciation)              253,740            512,668
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 986,706            639,127
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,006,182          3,117,841
Cost of units redeemed                                         (5,417,300)        (4,163,328)
Account charges                                                    (5,708)            (6,993)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,416,826)        (1,052,480)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,430,120)          (413,353)
Net assets, beginning                                          10,809,750         11,223,103
                                                         -----------------  -----------------
Net assets, ending                                       $      7,379,630   $     10,809,750
                                                         =================  =================

Units sold                                                        829,675          2,398,922
Units redeemed                                                 (3,841,163)        (3,144,534)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,011,488)          (745,612)
Units outstanding, beginning                                    7,817,501          8,563,113
                                                         -----------------  -----------------
Units outstanding, ending                                       4,806,013          7,817,501
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     25,713,401
Cost of units redeemed/account charges                                           (21,310,667)
Net investment income (loss)                                                         158,689
Net realized gain (loss)                                                           1,126,914
Realized gain distributions                                                        1,334,520
Net change in unrealized appreciation (depreciation)                                 356,773
                                                                            -----------------
Net assets                                                                  $      7,379,630
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.53         4,609   $     7,050         1.25%         11.5%
12/31/2016          1.37         7,077         9,712         1.25%          5.5%
12/31/2015          1.30         7,628         9,925         1.25%         -2.3%
12/31/2014          1.33         8,058        10,732         1.25%          3.6%
12/31/2013          1.29         6,918         8,897         1.25%         13.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.56             0   $         0         1.00%         11.7%
12/31/2016          1.39             0             0         1.00%          5.7%
12/31/2015          1.32             0             0         1.00%         -2.1%
12/31/2014          1.35             0             0         1.00%          3.8%
12/31/2013          1.30             0             0         1.00%         13.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.59             0   $         0         0.75%         12.0%
12/31/2016          1.42             0             0         0.75%          6.0%
12/31/2015          1.34             0             0         0.75%         -1.8%
12/31/2014          1.36             0             0         0.75%          4.1%
12/31/2013          1.31             0             0         0.75%         13.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.61             0   $         0         0.50%         12.3%
12/31/2016          1.44             0             0         0.50%          6.3%
12/31/2015          1.35             0             0         0.50%         -1.6%
12/31/2014          1.37             0             0         0.50%          4.3%
12/31/2013          1.32             0             0         0.50%         13.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.64             0   $         0         0.25%         12.6%
12/31/2016          1.46             0             0         0.25%          6.5%
12/31/2015          1.37             0             0         0.25%         -1.3%
12/31/2014          1.39             0             0         0.25%          4.6%
12/31/2013          1.33             0             0         0.25%         14.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.67           197   $       330         0.00%         12.9%
12/31/2016          1.48           740         1,098         0.00%          6.8%
12/31/2015          1.39           935         1,298         0.00%         -1.1%
12/31/2014          1.40           629           883         0.00%          4.9%
12/31/2013          1.34           619           829         0.00%         14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        1.4%
    2015        1.4%
    2014        1.5%
    2013        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2015 FUND ADVISOR CLASS - 74149P689

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     13,987,105  $    13,570,131          936,630
                                                       ===============  ===============
Receivables: investments sold                   6,159
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     13,993,264
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   13,993,264        8,992,881  $         1.56
Band 100                                        --               --            1.58
Band 75                                         --               --            1.61
Band 50                                         --               --            1.64
Band 25                                         --               --            1.67
Band 0                                          --               --            1.70
                                    --------------  ---------------
 Total                              $   13,993,264        8,992,881
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       205,038
Mortality & expense charges                                                        (180,438)
                                                                            ----------------
Net investment income (loss)                                                         24,600
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            402,245
Realized gain distributions                                                         647,921
Net change in unrealized appreciation (depreciation)                                538,396
                                                                            ----------------
Net gain (loss)                                                                   1,588,562
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,613,162
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         24,600   $         49,563
Net realized gain (loss)                                          402,245            (30,454)
Realized gain distributions                                       647,921            209,464
Net change in unrealized appreciation (depreciation)              538,396            512,643
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,613,162            741,216
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,565,108          4,124,036
Cost of units redeemed                                         (6,492,356)        (3,896,745)
Account charges                                                   (10,445)            (8,746)
                                                         -----------------  -----------------
Increase (decrease)                                              (937,693)           218,545
                                                         -----------------  -----------------
Net increase (decrease)                                           675,469            959,761
Net assets, beginning                                          13,317,795         12,358,034
                                                         -----------------  -----------------
Net assets, ending                                       $     13,993,264   $     13,317,795
                                                         =================  =================

Units sold                                                      3,850,590          3,074,193
Units redeemed                                                 (4,418,531)        (2,891,795)
                                                         -----------------  -----------------
Net increase (decrease)                                          (567,941)           182,398
Units outstanding, beginning                                    9,560,822          9,378,424
                                                         -----------------  -----------------
Units outstanding, ending                                       8,992,881          9,560,822
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     29,735,355
Cost of units redeemed/account charges                                           (19,587,289)
Net investment income (loss)                                                         310,826
Net realized gain (loss)                                                           1,377,769
Realized gain distributions                                                        1,739,629
Net change in unrealized appreciation (depreciation)                                 416,974
                                                                            -----------------
Net assets                                                                  $     13,993,264
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.56         8,993   $    13,993         1.25%         11.7%
12/31/2016          1.39         9,561        13,318         1.25%          5.7%
12/31/2015          1.32         9,378        12,358         1.25%         -2.0%
12/31/2014          1.34         9,721        13,074         1.25%          3.8%
12/31/2013          1.30         8,332        10,795         1.25%         13.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.58             0   $         0         1.00%         12.0%
12/31/2016          1.41             0             0         1.00%          6.0%
12/31/2015          1.33             0             0         1.00%         -1.8%
12/31/2014          1.36             0             0         1.00%          4.1%
12/31/2013          1.31             0             0         1.00%         13.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.61             0   $         0         0.75%         12.3%
12/31/2016          1.44             0             0         0.75%          6.2%
12/31/2015          1.35             0             0         0.75%         -1.5%
12/31/2014          1.37             0             0         0.75%          4.3%
12/31/2013          1.32             0             0         0.75%         14.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.64             0   $         0         0.50%         12.5%
12/31/2016          1.46             0             0         0.50%          6.5%
12/31/2015          1.37             0             0         0.50%         -1.3%
12/31/2014          1.39             0             0         0.50%          4.6%
12/31/2013          1.33             0             0         0.50%         14.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.67             0   $         0         0.25%         12.8%
12/31/2016          1.48             0             0         0.25%          6.8%
12/31/2015          1.39             0             0         0.25%         -1.0%
12/31/2014          1.40             0             0         0.25%          4.8%
12/31/2013          1.34             0             0         0.25%         14.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.70             0   $         0         0.00%         13.1%
12/31/2016          1.50             0             0         0.00%          7.0%
12/31/2015          1.41             0             0         0.00%         -0.8%
12/31/2014          1.42             0             0         0.00%          5.1%
12/31/2013          1.35             0             0         0.00%         14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.7%
    2015        1.6%
    2014        1.7%
    2013        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2020 FUND R CLASS - 74149P705

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    22,384,510  $     20,405,807        1,009,601
                                                      ================  ===============
Receivables: investments sold                 18,557
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    22,403,067
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   21,130,949      13,017,720  $          1.62
Band 100                                     6,749           4,084             1.65
Band 75                                         --              --             1.68
Band 50                                         --              --             1.71
Band 25                                         --              --             1.74
Band 0                                   1,265,369         712,707             1.78
                                    --------------  --------------
 Total                              $   22,403,067      13,734,511
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       289,480
Mortality & expense charges                                                        (264,821)
                                                                            ----------------
Net investment income (loss)                                                         24,659
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            634,322
Realized gain distributions                                                         646,506
Net change in unrealized appreciation (depreciation)                              1,669,103
                                                                            ----------------
Net gain (loss)                                                                   2,949,931
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,974,590
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         24,659   $         38,899
Net realized gain (loss)                                          634,322            (62,122)
Realized gain distributions                                       646,506            426,733
Net change in unrealized appreciation (depreciation)            1,669,103          1,093,796
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,974,590          1,497,306
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,342,578          7,607,675
Cost of units redeemed                                         (9,543,318)        (7,757,333)
Account charges                                                   (28,664)           (31,405)
                                                         -----------------  -----------------
Increase (decrease)                                            (5,229,404)          (181,063)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,254,814)         1,316,243
Net assets, beginning                                          24,657,881         23,341,638
                                                         -----------------  -----------------
Net assets, ending                                       $     22,403,067   $     24,657,881
                                                         =================  =================

Units sold                                                      2,924,261          5,643,144
Units redeemed                                                 (6,344,421)        (5,579,605)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,420,160)            63,539
Units outstanding, beginning                                   17,154,671         17,091,132
                                                         -----------------  -----------------
Units outstanding, ending                                      13,734,511         17,154,671
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     52,027,509
Cost of units redeemed/account charges                                           (36,765,000)
Net investment income (loss)                                                         282,073
Net realized gain (loss)                                                           2,272,782
Realized gain distributions                                                        2,607,000
Net change in unrealized appreciation (depreciation)                               1,978,703
                                                                            -----------------
Net assets                                                                  $     22,403,067
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.62        13,018   $    21,131         1.25%         13.7%
12/31/2016          1.43        15,602        22,264         1.25%          5.6%
12/31/2015          1.35        14,426        19,499         1.25%         -2.1%
12/31/2014          1.38        15,202        20,987         1.25%          3.8%
12/31/2013          1.33        10,176        13,533         1.25%         16.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.65             4   $         7         1.00%         14.0%
12/31/2016          1.45             3             5         1.00%          5.8%
12/31/2015          1.37             0             0         1.00%         -1.8%
12/31/2014          1.40             6             8         1.00%          4.1%
12/31/2013          1.34             0             0         1.00%         16.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.68             0   $         0         0.75%         14.3%
12/31/2016          1.47             0             0         0.75%          6.1%
12/31/2015          1.39             0             0         0.75%         -1.6%
12/31/2014          1.41             0             0         0.75%          4.3%
12/31/2013          1.35             0             0         0.75%         16.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.71             0   $         0         0.50%         14.6%
12/31/2016          1.49             0             0         0.50%          6.4%
12/31/2015          1.41             2             2         0.50%         -1.4%
12/31/2014          1.42             2             2         0.50%          4.6%
12/31/2013          1.36             0             0         0.50%         16.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.74             0   $         0         0.25%         14.9%
12/31/2016          1.52             0             0         0.25%          6.6%
12/31/2015          1.42             0             0         0.25%         -1.1%
12/31/2014          1.44             0             0         0.25%          4.8%
12/31/2013          1.37             0             0         0.25%         17.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78           713   $     1,265         0.00%         15.2%
12/31/2016          1.54         1,550         2,389         0.00%          6.9%
12/31/2015          1.44         2,663         3,840         0.00%         -0.9%
12/31/2014          1.45         2,057         2,992         0.00%          5.1%
12/31/2013          1.38         1,858         2,571         0.00%         17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        1.3%
    2015        1.3%
    2014        1.4%
    2013        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2020 FUND ADVISOR CLASS - 74149P853

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    25,697,442   $   23,986,111        1,146,598
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (25,113)
                                     ----------------
Net assets                           $    25,672,329
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   25,672,329      15,531,586  $          1.65
Band 100                                        --              --             1.68
Band 75                                         --              --             1.71
Band 50                                         --              --             1.74
Band 25                                         --              --             1.78
Band 0                                          --              --             1.81
                                    --------------  --------------
 Total                              $   25,672,329      15,531,586
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       385,067
Mortality & expense charges                                                        (334,716)
                                                                            ----------------
Net investment income (loss)                                                         50,351
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            896,974
Realized gain distributions                                                         716,653
Net change in unrealized appreciation (depreciation)                              1,885,088
                                                                            ----------------
Net gain (loss)                                                                   3,498,715
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     3,549,066
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         50,351   $         81,958
Net realized gain (loss)                                          896,974            (57,420)
Realized gain distributions                                       716,653            432,772
Net change in unrealized appreciation (depreciation)            1,885,088            927,907
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,549,066          1,385,217
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        8,247,061          9,571,690
Cost of units redeemed                                        (11,343,430)        (6,695,978)
Account charges                                                   (19,627)           (16,602)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,115,996)         2,859,110
                                                         -----------------  -----------------
Net increase (decrease)                                           433,070          4,244,327
Net assets, beginning                                          25,239,259         20,994,932
                                                         -----------------  -----------------
Net assets, ending                                       $     25,672,329   $     25,239,259
                                                         =================  =================

Units sold                                                      5,315,024          6,858,575
Units redeemed                                                 (7,200,670)        (4,773,161)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,885,646)         2,085,414
Units outstanding, beginning                                   17,417,232         15,331,818
                                                         -----------------  -----------------
Units outstanding, ending                                      15,531,586         17,417,232
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     49,208,903
Cost of units redeemed/account charges                                           (29,905,351)
Net investment income (loss)                                                         355,207
Net realized gain (loss)                                                           1,915,403
Realized gain distributions                                                        2,386,836
Net change in unrealized appreciation (depreciation)                               1,711,331
                                                                            -----------------
Net assets                                                                  $     25,672,329
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.65        15,532   $    25,672         1.25%         14.1%
12/31/2016          1.45        17,417        25,239         1.25%          5.8%
12/31/2015          1.37        15,332        20,995         1.25%         -1.8%
12/31/2014          1.40        14,300        19,950         1.25%          4.1%
12/31/2013          1.34         7,845        10,517         1.25%         16.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.68             0   $         0         1.00%         14.3%
12/31/2016          1.47             0             0         1.00%          6.1%
12/31/2015          1.39             0             0         1.00%         -1.6%
12/31/2014          1.41             0             0         1.00%          4.3%
12/31/2013          1.35             0             0         1.00%         16.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.71             0   $         0         0.75%         14.6%
12/31/2016          1.49             0             0         0.75%          6.4%
12/31/2015          1.41             0             0         0.75%         -1.4%
12/31/2014          1.42             0             0         0.75%          4.6%
12/31/2013          1.36             0             0         0.75%         16.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.74             0   $         0         0.50%         14.9%
12/31/2016          1.52             0             0         0.50%          6.6%
12/31/2015          1.42             0             0         0.50%         -1.1%
12/31/2014          1.44             0             0         0.50%          4.8%
12/31/2013          1.37             0             0         0.50%         17.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78             0   $         0         0.25%         15.2%
12/31/2016          1.54             0             0         0.25%          6.9%
12/31/2015          1.44             0             0         0.25%         -0.9%
12/31/2014          1.45             0             0         0.25%          5.1%
12/31/2013          1.38             0             0         0.25%         17.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.81             0   $         0         0.00%         15.5%
12/31/2016          1.57             0             0         0.00%          7.1%
12/31/2015          1.46             0             0         0.00%         -0.6%
12/31/2014          1.47             0             0         0.00%          5.4%
12/31/2013          1.39             0             0         0.00%         17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.7%
    2015        1.6%
    2014        1.8%
    2013        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2025 FUND R CLASS - 74149P655

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    19,812,885  $     17,715,845        1,143,722
                                                      ================  ===============
Receivables: investments sold                 19,255
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    19,832,140
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   17,994,954      10,557,451  $          1.70
Band 100                                        --              --             1.74
Band 75                                         --              --             1.77
Band 50                                         --              --             1.80
Band 25                                         --              --             1.83
Band 0                                   1,837,186         985,467             1.86
                                    --------------  --------------
 Total                              $   19,832,140      11,542,918
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       231,920
Mortality & expense charges                                                        (215,739)
                                                                            ----------------
Net investment income (loss)                                                         16,181
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            486,444
Realized gain distributions                                                         397,578
Net change in unrealized appreciation (depreciation)                              1,878,656
                                                                            ----------------
Net gain (loss)                                                                   2,762,678
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,778,859
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         16,181   $         36,113
Net realized gain (loss)                                          486,444           (106,677)
Realized gain distributions                                       397,578            382,706
Net change in unrealized appreciation (depreciation)            1,878,656            882,607
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,778,859          1,194,749
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,461,089          7,991,658
Cost of units redeemed                                         (6,680,058)        (7,058,477)
Account charges                                                   (13,569)           (14,052)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,232,538)           919,129
                                                         -----------------  -----------------
Net increase (decrease)                                           546,321          2,113,878
Net assets, beginning                                          19,285,819         17,171,941
                                                         -----------------  -----------------
Net assets, ending                                       $     19,832,140   $     19,285,819
                                                         =================  =================

Units sold                                                      2,816,746          5,667,190
Units redeemed                                                 (4,176,907)        (5,010,455)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,360,161)           656,735
Units outstanding, beginning                                   12,903,079         12,246,344
                                                         -----------------  -----------------
Units outstanding, ending                                      11,542,918         12,903,079
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     41,054,412
Cost of units redeemed/account charges                                           (26,985,872)
Net investment income (loss)                                                         145,674
Net realized gain (loss)                                                           1,688,295
Realized gain distributions                                                        1,832,591
Net change in unrealized appreciation (depreciation)                               2,097,040
                                                                            -----------------
Net assets                                                                  $     19,832,140
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.70        10,557   $    17,995         1.25%         15.6%
12/31/2016          1.47        10,676        15,739         1.25%          5.7%
12/31/2015          1.39        11,246        15,684         1.25%         -1.9%
12/31/2014          1.42        10,906        15,498         1.25%          4.0%
12/31/2013          1.37         6,758         9,234         1.25%         18.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.74             0   $         0         1.00%         15.9%
12/31/2016          1.50             0             0         1.00%          6.0%
12/31/2015          1.41             0             0         1.00%         -1.6%
12/31/2014          1.44             0             0         1.00%          4.3%
12/31/2013          1.38             0             0         1.00%         18.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77             0   $         0         0.75%         16.2%
12/31/2016          1.52             0             0         0.75%          6.2%
12/31/2015          1.43             0             0         0.75%         -1.4%
12/31/2014          1.45             0             0         0.75%          4.5%
12/31/2013          1.39             0             0         0.75%         19.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80             0   $         0         0.50%         16.5%
12/31/2016          1.54             0             0         0.50%          6.5%
12/31/2015          1.45             0             0         0.50%         -1.1%
12/31/2014          1.47             0             0         0.50%          4.8%
12/31/2013          1.40             0             0         0.50%         19.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.83             0   $         0         0.25%         16.8%
12/31/2016          1.57             0             0         0.25%          6.8%
12/31/2015          1.47             0             0         0.25%         -0.9%
12/31/2014          1.48             0             0         0.25%          5.1%
12/31/2013          1.41             0             0         0.25%         19.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.86           985   $     1,837         0.00%         17.1%
12/31/2016          1.59         2,227         3,547         0.00%          7.0%
12/31/2015          1.49         1,000         1,488         0.00%         -0.6%
12/31/2014          1.50           970         1,452         0.00%          5.3%
12/31/2013          1.42           866         1,232         0.00%         20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        1.3%
    2015        1.2%
    2014        1.4%
    2013        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2025 FUND ADVISOR CLASS - 74149P663

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    29,312,387  $     26,809,339        1,678,997
                                                      ================  ===============
Receivables: investments sold                 70,071
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    29,382,458
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   29,382,458      16,937,721  $          1.73
Band 100                                        --              --             1.77
Band 75                                         --              --             1.80
Band 50                                         --              --             1.83
Band 25                                         --              --             1.86
Band 0                                          --              --             1.90
                                    --------------  --------------
 Total                              $   29,382,458      16,937,721
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        394,020
Mortality & expense charges                                                         (349,992)
                                                                            -----------------
Net investment income (loss)                                                          44,028
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,074,852
Realized gain distributions                                                          567,389
Net change in unrealized appreciation (depreciation)                               2,414,198
                                                                            -----------------
Net gain (loss)                                                                    4,056,439
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      4,100,467
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         44,028   $         60,020
Net realized gain (loss)                                        1,074,852             47,610
Realized gain distributions                                       567,389            477,052
Net change in unrealized appreciation (depreciation)            2,414,198            746,587
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               4,100,467          1,331,269
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       10,889,669         10,911,210
Cost of units redeemed                                        (10,213,710)        (5,228,080)
Account charges                                                   (24,083)           (21,428)
                                                         -----------------  -----------------
Increase (decrease)                                               651,876          5,661,702
                                                         -----------------  -----------------
Net increase (decrease)                                         4,752,343          6,992,971
Net assets, beginning                                          24,630,115         17,637,144
                                                         -----------------  -----------------
Net assets, ending                                       $     29,382,458   $     24,630,115
                                                         =================  =================

Units sold                                                      6,654,867          7,582,446
Units redeemed                                                 (6,175,670)        (3,607,037)
                                                         -----------------  -----------------
Net increase (decrease)                                           479,197          3,975,409
Units outstanding, beginning                                   16,458,524         12,483,115
                                                         -----------------  -----------------
Units outstanding, ending                                      16,937,721         16,458,524
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     43,662,380
Cost of units redeemed/account charges                                           (20,587,181)
Net investment income (loss)                                                         255,095
Net realized gain (loss)                                                           1,604,000
Realized gain distributions                                                        1,945,116
Net change in unrealized appreciation (depreciation)                               2,503,048
                                                                            -----------------
Net assets                                                                  $     29,382,458
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.73        16,938   $    29,382         1.25%         15.9%
12/31/2016          1.50        16,459        24,630         1.25%          5.9%
12/31/2015          1.41        12,483        17,637         1.25%         -1.7%
12/31/2014          1.44         9,387        13,487         1.25%          4.4%
12/31/2013          1.38         5,455         7,510         1.25%         18.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77             0   $         0         1.00%         16.2%
12/31/2016          1.52             0             0         1.00%          6.2%
12/31/2015          1.43             0             0         1.00%         -1.4%
12/31/2014          1.45             0             0         1.00%          4.6%
12/31/2013          1.39             0             0         1.00%         19.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80             0   $         0         0.75%         16.5%
12/31/2016          1.54             0             0         0.75%          6.4%
12/31/2015          1.45             0             0         0.75%         -1.2%
12/31/2014          1.47             0             0         0.75%          4.9%
12/31/2013          1.40             0             0         0.75%         19.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.83             0   $         0         0.50%         16.8%
12/31/2016          1.57             0             0         0.50%          6.7%
12/31/2015          1.47             0             0         0.50%         -0.9%
12/31/2014          1.48             0             0         0.50%          5.1%
12/31/2013          1.41             0             0         0.50%         19.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.86             0   $         0         0.25%         17.1%
12/31/2016          1.59             0             0         0.25%          7.0%
12/31/2015          1.49             0             0         0.25%         -0.7%
12/31/2014          1.50             0             0         0.25%          5.4%
12/31/2013          1.42             0             0         0.25%         20.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90             0   $         0         0.00%         17.4%
12/31/2016          1.62             0             0         0.00%          7.2%
12/31/2015          1.51             0             0         0.00%         -0.4%
12/31/2014          1.51             0             0         0.00%          5.7%
12/31/2013          1.43             0             0         0.00%         20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.6%
    2015        1.6%
    2014        1.7%
    2013        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2030 FUND R CLASS - 74149P804

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    19,069,168  $     16,746,106          748,273
                                                      ================  ===============
Receivables: investments sold                 19,277
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    19,088,445
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   18,291,767      10,275,858  $          1.78
Band 100                                        --              --             1.81
Band 75                                         --              --             1.85
Band 50                                         --              --             1.88
Band 25                                         --              --             1.91
Band 0                                     796,678         409,190             1.95
                                    --------------  --------------
 Total                              $   19,088,445      10,685,048
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       194,903
Mortality & expense charges                                                        (224,233)
                                                                            ----------------
Net investment income (loss)                                                        (29,330)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            582,452
Realized gain distributions                                                         425,901
Net change in unrealized appreciation (depreciation)                              2,067,666
                                                                            ----------------
Net gain (loss)                                                                   3,076,019
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     3,046,689
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (29,330)  $        (17,527)
Net realized gain (loss)                                          582,452            (54,613)
Realized gain distributions                                       425,901            509,521
Net change in unrealized appreciation (depreciation)            2,067,666            886,003
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,046,689          1,323,384
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,756,501          6,588,055
Cost of units redeemed                                         (7,411,634)        (8,538,794)
Account charges                                                   (19,317)           (22,838)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,674,450)        (1,973,577)
                                                         -----------------  -----------------
Net increase (decrease)                                          (627,761)          (650,193)
Net assets, beginning                                          19,716,206         20,366,399
                                                         -----------------  -----------------
Net assets, ending                                       $     19,088,445   $     19,716,206
                                                         =================  =================

Units sold                                                      2,265,557          4,634,507
Units redeemed                                                 (4,473,489)        (5,877,742)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,207,932)        (1,243,235)
Units outstanding, beginning                                   12,892,980         14,136,215
                                                         -----------------  -----------------
Units outstanding, ending                                      10,685,048         12,892,980
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     41,649,398
Cost of units redeemed/account charges                                           (29,032,887)
Net investment income (loss)                                                          (5,387)
Net realized gain (loss)                                                           1,821,846
Realized gain distributions                                                        2,332,413
Net change in unrealized appreciation (depreciation)                               2,323,062
                                                                            -----------------
Net assets                                                                  $     19,088,445
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.78        10,276   $    18,292         1.25%         17.4%
12/31/2016          1.52        11,559        17,530         1.25%          5.8%
12/31/2015          1.43        13,028        18,673         1.25%         -1.7%
12/31/2014          1.46        11,231        16,382         1.25%          4.2%
12/31/2013          1.40         6,523         9,128         1.25%         20.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.81             0   $         0         1.00%         17.7%
12/31/2016          1.54             0             0         1.00%          6.1%
12/31/2015          1.45             0             0         1.00%         -1.5%
12/31/2014          1.47             0             0         1.00%          4.5%
12/31/2013          1.41             0             0         1.00%         21.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0   $         0         0.75%         18.0%
12/31/2016          1.56             0             0         0.75%          6.3%
12/31/2015          1.47             0             0         0.75%         -1.3%
12/31/2014          1.49             0             0         0.75%          4.8%
12/31/2013          1.42             0             0         0.75%         21.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88             0   $         0         0.50%         18.3%
12/31/2016          1.59             0             0         0.50%          6.6%
12/31/2015          1.49             0             0         0.50%         -1.0%
12/31/2014          1.51             0             0         0.50%          5.0%
12/31/2013          1.43             0             0         0.50%         21.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91             0   $         0         0.25%         18.5%
12/31/2016          1.61             0             0         0.25%          6.9%
12/31/2015          1.51             0             0         0.25%         -0.8%
12/31/2014          1.52             0             0         0.25%          5.3%
12/31/2013          1.44             0             0         0.25%         22.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95           409   $       797         0.00%         18.8%
12/31/2016          1.64         1,334         2,186         0.00%          7.1%
12/31/2015          1.53         1,108         1,694         0.00%         -0.5%
12/31/2014          1.54           857         1,317         0.00%          5.5%
12/31/2013          1.46           823         1,199         0.00%         22.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        1.1%
    2015        1.2%
    2014        1.3%
    2013        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2030 FUND ADVISOR CLASS - 74149P846

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    26,215,510  $     23,760,345        1,021,079
                                                      ================  ===============
Receivables: investments sold                 36,434
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    26,251,944
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   26,251,944      14,480,747  $          1.81
Band 100                                        --              --             1.85
Band 75                                         --              --             1.88
Band 50                                         --              --             1.91
Band 25                                         --              --             1.95
Band 0                                          --              --             1.98
                                    --------------  --------------
 Total                              $   26,251,944      14,480,747
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       308,721
Mortality & expense charges                                                        (308,918)
                                                                            ----------------
Net investment income (loss)                                                           (197)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            749,377
Realized gain distributions                                                         551,956
Net change in unrealized appreciation (depreciation)                              2,698,482
                                                                            ----------------
Net gain (loss)                                                                   3,999,815
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     3,999,618
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (197)  $         41,579
Net realized gain (loss)                                          749,377            (24,862)
Realized gain distributions                                       551,956            570,721
Net change in unrealized appreciation (depreciation)            2,698,482            691,474
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,999,618          1,278,912
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,872,812          8,487,706
Cost of units redeemed                                         (7,753,323)        (3,973,758)
Account charges                                                   (22,130)           (22,353)
                                                         -----------------  -----------------
Increase (decrease)                                                97,359          4,491,595
                                                         -----------------  -----------------
Net increase (decrease)                                         4,096,977          5,770,507
Net assets, beginning                                          22,154,967         16,384,460
                                                         -----------------  -----------------
Net assets, ending                                       $     26,251,944   $     22,154,967
                                                         =================  =================

Units sold                                                      4,639,288          5,755,060
Units redeemed                                                 (4,539,943)        (2,656,890)
                                                         -----------------  -----------------
Net increase (decrease)                                            99,345          3,098,170
Units outstanding, beginning                                   14,381,402         11,283,232
                                                         -----------------  -----------------
Units outstanding, ending                                      14,480,747         14,381,402
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     43,351,213
Cost of units redeemed/account charges                                           (24,374,296)
Net investment income (loss)                                                         110,687
Net realized gain (loss)                                                           2,300,814
Realized gain distributions                                                        2,408,361
Net change in unrealized appreciation (depreciation)                               2,455,165
                                                                            -----------------
Net assets                                                                  $     26,251,944
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.81        14,481   $    26,252         1.25%         17.7%
12/31/2016          1.54        14,381        22,155         1.25%          6.1%
12/31/2015          1.45        11,283        16,384         1.25%         -1.5%
12/31/2014          1.47        13,430        19,805         1.25%          4.5%
12/31/2013          1.41         7,747        10,930         1.25%         21.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0   $         0         1.00%         18.0%
12/31/2016          1.56             0             0         1.00%          6.4%
12/31/2015          1.47             0             0         1.00%         -1.3%
12/31/2014          1.49             0             0         1.00%          4.8%
12/31/2013          1.42             0             0         1.00%         21.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88             0   $         0         0.75%         18.3%
12/31/2016          1.59             0             0         0.75%          6.6%
12/31/2015          1.49             0             0         0.75%         -1.0%
12/31/2014          1.51             0             0         0.75%          5.0%
12/31/2013          1.43             0             0         0.75%         21.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91             0   $         0         0.50%         18.6%
12/31/2016          1.61             0             0         0.50%          6.9%
12/31/2015          1.51             0             0         0.50%         -0.8%
12/31/2014          1.52             0             0         0.50%          5.3%
12/31/2013          1.44             0             0         0.50%         22.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95             0   $         0         0.25%         18.9%
12/31/2016          1.64             0             0         0.25%          7.2%
12/31/2015          1.53             0             0         0.25%         -0.5%
12/31/2014          1.54             0             0         0.25%          5.6%
12/31/2013          1.46             0             0         0.25%         22.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0   $         0         0.00%         19.2%
12/31/2016          1.66             0             0         0.00%          7.4%
12/31/2015          1.55             0             0         0.00%         -0.3%
12/31/2014          1.55             0             0         0.00%          5.8%
12/31/2013          1.47             0             0         0.00%         22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.5%
    2015        1.2%
    2014        1.6%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2035 FUND R CLASS - 74149P630

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    17,083,115  $     14,813,776          914,862
                                                      ================  ===============
Receivables: investments sold                 15,673
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    17,098,788
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   15,434,391        8,411,099  $         1.84
Band 100                                        --               --            1.87
Band 75                                         --               --            1.90
Band 50                                         --               --            1.94
Band 25                                         --               --            1.97
Band 0                                   1,664,397          829,289            2.01
                                    --------------  ---------------
 Total                              $   17,098,788        9,240,388
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       167,650
Mortality & expense charges                                                        (185,488)
                                                                            ----------------
Net investment income (loss)                                                        (17,838)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            643,852
Realized gain distributions                                                         388,242
Net change in unrealized appreciation (depreciation)                              1,935,019
                                                                            ----------------
Net gain (loss)                                                                   2,967,113
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,949,275
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (17,838)  $           (432)
Net realized gain (loss)                                          643,852            (15,233)
Realized gain distributions                                       388,242            502,983
Net change in unrealized appreciation (depreciation)            1,935,019            638,326
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,949,275          1,125,644
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,557,115          6,096,506
Cost of units redeemed                                         (7,322,430)        (4,725,701)
Account charges                                                   (12,457)           (15,972)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,777,772)         1,354,833
                                                         -----------------  -----------------
Net increase (decrease)                                          (828,497)         2,480,477
Net assets, beginning                                          17,927,285         15,446,808
                                                         -----------------  -----------------
Net assets, ending                                       $     17,098,788   $     17,927,285
                                                         =================  =================

Units sold                                                      2,106,170          4,163,805
Units redeemed                                                 (4,298,520)        (3,208,089)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,192,350)           955,716
Units outstanding, beginning                                   11,432,738         10,477,022
                                                         -----------------  -----------------
Units outstanding, ending                                       9,240,388         11,432,738
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     33,474,040
Cost of units redeemed/account charges                                           (22,420,281)
Net investment income (loss)                                                          (8,739)
Net realized gain (loss)                                                           1,790,590
Realized gain distributions                                                        1,993,839
Net change in unrealized appreciation (depreciation)                               2,269,339
                                                                            -----------------
Net assets                                                                  $     17,098,788
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.84         8,411   $    15,434         1.25%         18.8%
12/31/2016          1.54         9,251        14,288         1.25%          5.8%
12/31/2015          1.46         8,944        13,058         1.25%         -1.6%
12/31/2014          1.48         8,088        12,001         1.25%          4.3%
12/31/2013          1.42         6,075         8,645         1.25%         22.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.87             0   $         0         1.00%         19.1%
12/31/2016          1.57             0             0         1.00%          6.0%
12/31/2015          1.48             0             0         1.00%         -1.4%
12/31/2014          1.50             0             0         1.00%          4.5%
12/31/2013          1.43             0             0         1.00%         23.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90             0   $         0         0.75%         19.4%
12/31/2016          1.59             0             0         0.75%          6.3%
12/31/2015          1.50             0             0         0.75%         -1.1%
12/31/2014          1.52             0             0         0.75%          4.8%
12/31/2013          1.45             0             0         0.75%         23.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94             0   $         0         0.50%         19.7%
12/31/2016          1.62             0             0         0.50%          6.6%
12/31/2015          1.52             0             0         0.50%         -0.9%
12/31/2014          1.53             0             0         0.50%          5.1%
12/31/2013          1.46             0             0         0.50%         23.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.97             0   $         0         0.25%         20.0%
12/31/2016          1.64             0             0         0.25%          6.8%
12/31/2015          1.54             0             0         0.25%         -0.6%
12/31/2014          1.55             0             0         0.25%          5.3%
12/31/2013          1.47             0             0         0.25%         23.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01           829   $     1,664         0.00%         20.3%
12/31/2016          1.67         2,181         3,639         0.00%          7.1%
12/31/2015          1.56         1,533         2,388         0.00%         -0.4%
12/31/2014          1.56         1,358         2,123         0.00%          5.6%
12/31/2013          1.48         1,307         1,935         0.00%         24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        1.0%
    2015        1.0%
    2014        1.2%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2035 FUND ADVISOR CLASS - 74149P648

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    25,809,242   $   22,975,282        1,363,325
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (56,023)
                                     ----------------
Net assets                           $    25,753,219
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   25,753,219      13,787,442  $          1.87
Band 100                                        --              --             1.90
Band 75                                         --              --             1.94
Band 50                                         --              --             1.97
Band 25                                         --              --             2.01
Band 0                                          --              --             2.04
                                    --------------  --------------
 Total                              $   25,753,219      13,787,442
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       284,775
Mortality & expense charges                                                        (280,754)
                                                                            ----------------
Net investment income (loss)                                                          4,021
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            574,684
Realized gain distributions                                                         544,787
Net change in unrealized appreciation (depreciation)                              2,740,050
                                                                            ----------------
Net gain (loss)                                                                   3,859,521
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     3,863,542
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,021   $         (1,162)
Net realized gain (loss)                                          574,684             38,404
Realized gain distributions                                       544,787            493,162
Net change in unrealized appreciation (depreciation)            2,740,050            517,889
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,863,542          1,048,293
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        9,652,724          6,260,478
Cost of units redeemed                                         (5,497,468)        (4,031,708)
Account charges                                                   (24,373)           (20,519)
                                                         -----------------  -----------------
Increase (decrease)                                             4,130,883          2,208,251
                                                         -----------------  -----------------
Net increase (decrease)                                         7,994,425          3,256,544
Net assets, beginning                                          17,758,794         14,502,250
                                                         -----------------  -----------------
Net assets, ending                                       $     25,753,219   $     17,758,794
                                                         =================  =================

Units sold                                                      5,597,718          4,199,631
Units redeemed                                                 (3,134,051)        (2,680,185)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,463,667          1,519,446
Units outstanding, beginning                                   11,323,775          9,804,329
                                                         -----------------  -----------------
Units outstanding, ending                                      13,787,442         11,323,775
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     34,091,047
Cost of units redeemed/account charges                                           (14,411,050)
Net investment income (loss)                                                          57,739
Net realized gain (loss)                                                           1,232,435
Realized gain distributions                                                        1,949,088
Net change in unrealized appreciation (depreciation)                               2,833,960
                                                                            -----------------
Net assets                                                                  $     25,753,219
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.87        13,787   $    25,753         1.25%         19.1%
12/31/2016          1.57        11,324        17,759         1.25%          6.0%
12/31/2015          1.48         9,804        14,502         1.25%         -1.4%
12/31/2014          1.50         7,622        11,429         1.25%          4.5%
12/31/2013          1.43         4,770         6,842         1.25%         23.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90             0   $         0         1.00%         19.4%
12/31/2016          1.59             0             0         1.00%          6.3%
12/31/2015          1.50             0             0         1.00%         -1.1%
12/31/2014          1.52             0             0         1.00%          4.8%
12/31/2013          1.45             0             0         1.00%         23.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94             0   $         0         0.75%         19.7%
12/31/2016          1.62             0             0         0.75%          6.6%
12/31/2015          1.52             0             0         0.75%         -0.9%
12/31/2014          1.53             0             0         0.75%          5.1%
12/31/2013          1.46             0             0         0.75%         23.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.97             0   $         0         0.50%         20.0%
12/31/2016          1.64             0             0         0.50%          6.8%
12/31/2015          1.54             0             0         0.50%         -0.6%
12/31/2014          1.55             0             0         0.50%          5.3%
12/31/2013          1.47             0             0         0.50%         23.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01             0   $         0         0.25%         20.3%
12/31/2016          1.67             0             0         0.25%          7.1%
12/31/2015          1.56             0             0         0.25%         -0.4%
12/31/2014          1.56             0             0         0.25%          5.6%
12/31/2013          1.48             0             0         0.25%         24.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.04             0   $         0         0.00%         20.6%
12/31/2016          1.69             0             0         0.00%          7.4%
12/31/2015          1.58             0             0         0.00%         -0.1%
12/31/2014          1.58             0             0         0.00%          5.8%
12/31/2013          1.49             0             0         0.00%         24.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.3%
    2015        1.3%
    2014        1.4%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2040 FUND ADVISOR CLASS - 74149P838

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    22,971,401  $     20,623,892          852,220
                                                      ================  ===============
Receivables: investments sold                 38,553
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    23,009,954
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   23,009,954      12,082,585  $          1.90
Band 100                                        --              --             1.94
Band 75                                         --              --             1.97
Band 50                                         --              --             2.01
Band 25                                         --              --             2.05
Band 0                                          --              --             2.08
                                    --------------  --------------
 Total                              $   23,009,954      12,082,585
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       221,538
Mortality & expense charges                                                        (250,509)
                                                                            ----------------
Net investment income (loss)                                                        (28,971)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            546,126
Realized gain distributions                                                         550,027
Net change in unrealized appreciation (depreciation)                              2,579,687
                                                                            ----------------
Net gain (loss)                                                                   3,675,840
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     3,646,869
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (28,971)  $        (14,633)
Net realized gain (loss)                                          546,126            (84,636)
Realized gain distributions                                       550,027            556,671
Net change in unrealized appreciation (depreciation)            2,579,687            537,390
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,646,869            994,792
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,939,097          5,198,835
Cost of units redeemed                                         (5,560,948)        (3,673,074)
Account charges                                                   (21,022)           (20,105)
                                                         -----------------  -----------------
Increase (decrease)                                             2,357,127          1,505,656
                                                         -----------------  -----------------
Net increase (decrease)                                         6,003,996          2,500,448
Net assets, beginning                                          17,005,958         14,505,510
                                                         -----------------  -----------------
Net assets, ending                                       $     23,009,954   $     17,005,958
                                                         =================  =================

Units sold                                                      4,571,148          3,484,514
Units redeemed                                                 (3,219,898)        (2,456,484)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,351,250          1,028,030
Units outstanding, beginning                                   10,731,335          9,703,305
                                                         -----------------  -----------------
Units outstanding, ending                                      12,082,585         10,731,335
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     35,096,431
Cost of units redeemed/account charges                                           (18,208,112)
Net investment income (loss)                                                         (59,066)
Net realized gain (loss)                                                           1,592,971
Realized gain distributions                                                        2,240,221
Net change in unrealized appreciation (depreciation)                               2,347,509
                                                                            -----------------
Net assets                                                                  $     23,009,954
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90        12,083   $    23,010         1.25%         20.2%
12/31/2016          1.58        10,731        17,006         1.25%          6.0%
12/31/2015          1.49         9,703        14,506         1.25%         -1.3%
12/31/2014          1.51         9,567        14,489         1.25%          4.6%
12/31/2013          1.45         5,869         8,500         1.25%         24.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94             0   $         0         1.00%         20.5%
12/31/2016          1.61             0             0         1.00%          6.3%
12/31/2015          1.51             0             0         1.00%         -1.0%
12/31/2014          1.53             0             0         1.00%          4.8%
12/31/2013          1.46             0             0         1.00%         24.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.97             0   $         0         0.75%         20.8%
12/31/2016          1.63             0             0         0.75%          6.5%
12/31/2015          1.53             0             0         0.75%         -0.8%
12/31/2014          1.55             0             0         0.75%          5.1%
12/31/2013          1.47             0             0         0.75%         24.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01             0   $         0         0.50%         21.1%
12/31/2016          1.66             0             0         0.50%          6.8%
12/31/2015          1.55             0             0         0.50%         -0.5%
12/31/2014          1.56             0             0         0.50%          5.4%
12/31/2013          1.48             0             0         0.50%         25.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05             0   $         0         0.25%         21.4%
12/31/2016          1.69             0             0         0.25%          7.1%
12/31/2015          1.57             0             0         0.25%         -0.3%
12/31/2014          1.58             0             0         0.25%          5.6%
12/31/2013          1.49             0             0         0.25%         25.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.08             0   $         0         0.00%         21.7%
12/31/2016          1.71             0             0         0.00%          7.3%
12/31/2015          1.59             0             0         0.00%          0.0%
12/31/2014          1.60             0             0         0.00%          5.9%
12/31/2013          1.51             0             0         0.00%         25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        1.2%
    2015        1.1%
    2014        1.3%
    2013        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2040 FUND R CLASS - 74149P887

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    14,779,941  $     12,795,138          551,265
                                                      ================  ===============
Receivables: investments sold                 10,522
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    14,790,463
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   12,060,634        6,449,616  $         1.87
Band 100                                        --               --            1.90
Band 75                                         --               --            1.94
Band 50                                         --               --            1.97
Band 25                                         --               --            2.01
Band 0                                   2,729,829        1,334,689            2.05
                                    --------------  ---------------
 Total                              $   14,790,463        7,784,305
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       122,174
Mortality & expense charges                                                        (145,579)
                                                                            ----------------
Net investment income (loss)                                                        (23,405)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            623,640
Realized gain distributions                                                         382,459
Net change in unrealized appreciation (depreciation)                              1,846,922
                                                                            ----------------
Net gain (loss)                                                                   2,853,021
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,829,616
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (23,405)  $         (2,505)
Net realized gain (loss)                                          623,640            (58,061)
Realized gain distributions                                       382,459            529,224
Net change in unrealized appreciation (depreciation)            1,846,922            606,780
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,829,616          1,075,438
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,715,636          5,757,635
Cost of units redeemed                                         (6,988,832)        (5,221,393)
Account charges                                                   (14,434)           (19,960)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,287,630)           516,282
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,458,014)         1,591,720
Net assets, beginning                                          16,248,477         14,656,757
                                                         -----------------  -----------------
Net assets, ending                                       $     14,790,463   $     16,248,477
                                                         =================  =================

Units sold                                                      1,563,491          3,869,031
Units redeemed                                                 (3,948,157)        (3,468,786)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,384,666)           400,245
Units outstanding, beginning                                   10,168,971          9,768,726
                                                         -----------------  -----------------
Units outstanding, ending                                       7,784,305         10,168,971
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     32,037,964
Cost of units redeemed/account charges                                           (23,026,605)
Net investment income (loss)                                                         (36,440)
Net realized gain (loss)                                                           1,789,268
Realized gain distributions                                                        2,041,473
Net change in unrealized appreciation (depreciation)                               1,984,803
                                                                            -----------------
Net assets                                                                  $     14,790,463
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.87         6,450   $    12,061         1.25%         19.9%
12/31/2016          1.56         7,101        11,078         1.25%          5.8%
12/31/2015          1.47         7,231        10,664         1.25%         -1.6%
12/31/2014          1.50         6,306         9,449         1.25%          4.3%
12/31/2013          1.44         4,662         6,696         1.25%         23.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90             0   $         0         1.00%         20.2%
12/31/2016          1.58             0             0         1.00%          6.0%
12/31/2015          1.49             0             0         1.00%         -1.3%
12/31/2014          1.51             0             0         1.00%          4.6%
12/31/2013          1.45             0             0         1.00%         24.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.94             0   $         0         0.75%         20.5%
12/31/2016          1.61             0             0         0.75%          6.3%
12/31/2015          1.51             0             0         0.75%         -1.1%
12/31/2014          1.53             0             0         0.75%          4.9%
12/31/2013          1.46             0             0         0.75%         24.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.97             0   $         0         0.50%         20.8%
12/31/2016          1.63             0             0         0.50%          6.6%
12/31/2015          1.53             0             0         0.50%         -0.8%
12/31/2014          1.55             0             0         0.50%          5.1%
12/31/2013          1.47             0             0         0.50%         24.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.01             0   $         0         0.25%         21.1%
12/31/2016          1.66             0             0         0.25%          6.8%
12/31/2015          1.55             0             0         0.25%         -0.6%
12/31/2014          1.56             0             0         0.25%          5.4%
12/31/2013          1.48             0             0         0.25%         25.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05         1,335   $     2,730         0.00%         21.4%
12/31/2016          1.69         3,068         5,171         0.00%          7.1%
12/31/2015          1.57         2,537         3,992         0.00%         -0.3%
12/31/2014          1.58         1,824         2,879         0.00%          5.7%
12/31/2013          1.49         1,776         2,654         0.00%         25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.8%
    2016        0.9%
    2015        1.0%
    2014        0.9%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2045 FUND R CLASS - 74149P614

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     9,318,019  $      8,089,332          513,585
                                                      ================  ===============
Receivables: investments sold                 13,831
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     9,331,850
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     8,724,091       4,641,449  $          1.88
Band 100                                         --              --             1.91
Band 75                                          --              --             1.95
Band 50                                          --              --             1.98
Band 25                                          --              --             2.02
Band 0                                      607,759         295,626             2.06
                                    ---------------  --------------
 Total                              $     9,331,850       4,937,075
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        69,397
Mortality & expense charges                                                        (105,592)
                                                                            ----------------
Net investment income (loss)                                                        (36,195)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            345,215
Realized gain distributions                                                         208,193
Net change in unrealized appreciation (depreciation)                              1,178,103
                                                                            ----------------
Net gain (loss)                                                                   1,731,511
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,695,316
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (36,195)  $        (17,671)
Net realized gain (loss)                                          345,215           (138,586)
Realized gain distributions                                       208,193            296,672
Net change in unrealized appreciation (depreciation)            1,178,103            461,833
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,695,316            602,248
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,430,781          4,256,526
Cost of units redeemed                                         (4,158,302)        (4,735,494)
Account charges                                                   (12,681)           (13,683)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,740,202)          (492,651)
                                                         -----------------  -----------------
Net increase (decrease)                                           (44,886)           109,597
Net assets, beginning                                           9,376,736          9,267,139
                                                         -----------------  -----------------
Net assets, ending                                       $      9,331,850   $      9,376,736
                                                         =================  =================

Units sold                                                      1,412,235          2,843,327
Units redeemed                                                 (2,397,530)        (3,170,270)
                                                         -----------------  -----------------
Net increase (decrease)                                          (985,295)          (326,943)
Units outstanding, beginning                                    5,922,370          6,249,313
                                                         -----------------  -----------------
Units outstanding, ending                                       4,937,075          5,922,370
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    21,567,672
Cost of units redeemed/account charges                                          (15,450,029)
Net investment income (loss)                                                        (85,197)
Net realized gain (loss)                                                            931,163
Realized gain distributions                                                       1,139,554
Net change in unrealized appreciation (depreciation)                              1,228,687
                                                                            ----------------
Net assets                                                                  $     9,331,850
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88         4,641   $     8,724         1.25%         20.3%
12/31/2016          1.56         4,951         7,738         1.25%          5.9%
12/31/2015          1.48         5,809         8,573         1.25%         -1.6%
12/31/2014          1.50         4,980         7,468         1.25%          4.3%
12/31/2013          1.44         3,341         4,802         1.25%         23.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91             0   $         0         1.00%         20.6%
12/31/2016          1.59             0             0         1.00%          6.1%
12/31/2015          1.50             0             0         1.00%         -1.3%
12/31/2014          1.52             0             0         1.00%          4.6%
12/31/2013          1.45             0             0         1.00%         24.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95             0   $         0         0.75%         20.9%
12/31/2016          1.61             0             0         0.75%          6.4%
12/31/2015          1.51             0             0         0.75%         -1.1%
12/31/2014          1.53             0             0         0.75%          4.8%
12/31/2013          1.46             0             0         0.75%         24.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0   $         0         0.50%         21.2%
12/31/2016          1.64             0             0         0.50%          6.7%
12/31/2015          1.53             0             0         0.50%         -0.8%
12/31/2014          1.55             0             0         0.50%          5.1%
12/31/2013          1.47             0             0         0.50%         24.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.02             0   $         0         0.25%         21.5%
12/31/2016          1.66             0             0         0.25%          6.9%
12/31/2015          1.55             0             0         0.25%         -0.6%
12/31/2014          1.56             0             0         0.25%          5.4%
12/31/2013          1.48             0             0         0.25%         25.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.06           296   $       608         0.00%         21.8%
12/31/2016          1.69           971         1,639         0.00%          7.2%
12/31/2015          1.57           441           694         0.00%         -0.3%
12/31/2014          1.58           328           518         0.00%          5.6%
12/31/2013          1.50           261           390         0.00%         25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        0.9%
    2015        0.9%
    2014        1.0%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2045 FUND ADVISOR CLASS - 74149P622

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    17,316,300  $     15,531,051          945,212
                                                      ================  ===============
Receivables: investments sold                 37,806
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    17,354,106
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   17,354,106        9,075,718  $         1.91
Band 100                                        --               --            1.95
Band 75                                         --               --            1.98
Band 50                                         --               --            2.02
Band 25                                         --               --            2.05
Band 0                                          --               --            2.09
                                    --------------  ---------------
 Total                              $   17,354,106        9,075,718
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       158,361
Mortality & expense charges                                                        (181,246)
                                                                            ----------------
Net investment income (loss)                                                        (22,885)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            442,933
Realized gain distributions                                                         350,061
Net change in unrealized appreciation (depreciation)                              1,910,579
                                                                            ----------------
Net gain (loss)                                                                   2,703,573
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,680,688
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (22,885)  $         (7,532)
Net realized gain (loss)                                          442,933            (22,974)
Realized gain distributions                                       350,061            367,669
Net change in unrealized appreciation (depreciation)            1,910,579            346,861
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,680,688            684,024
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,548,439          3,965,231
Cost of units redeemed                                         (4,829,385)        (1,691,202)
Account charges                                                   (19,214)           (17,194)
                                                         -----------------  -----------------
Increase (decrease)                                             2,699,840          2,256,835
                                                         -----------------  -----------------
Net increase (decrease)                                         5,380,528          2,940,859
Net assets, beginning                                          11,973,578          9,032,719
                                                         -----------------  -----------------
Net assets, ending                                       $     17,354,106   $     11,973,578
                                                         =================  =================

Units sold                                                      4,250,521          2,622,386
Units redeemed                                                 (2,724,305)        (1,117,776)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,526,216          1,504,610
Units outstanding, beginning                                    7,549,502          6,044,892
                                                         -----------------  -----------------
Units outstanding, ending                                       9,075,718          7,549,502
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    24,183,395
Cost of units redeemed/account charges                                          (10,831,665)
Net investment income (loss)                                                        (23,993)
Net realized gain (loss)                                                            962,984
Realized gain distributions                                                       1,278,136
Net change in unrealized appreciation (depreciation)                              1,785,249
                                                                            ----------------
Net assets                                                                  $    17,354,106
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91         9,076   $    17,354         1.25%         20.6%
12/31/2016          1.59         7,550        11,974         1.25%          6.1%
12/31/2015          1.49         6,045         9,033         1.25%         -1.3%
12/31/2014          1.51         4,428         6,705         1.25%          4.6%
12/31/2013          1.45         3,100         4,488         1.25%         24.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95             0   $         0         1.00%         20.9%
12/31/2016          1.61             0             0         1.00%          6.4%
12/31/2015          1.51             0             0         1.00%         -1.1%
12/31/2014          1.53             0             0         1.00%          4.9%
12/31/2013          1.46             0             0         1.00%         24.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0   $         0         0.75%         21.2%
12/31/2016          1.64             0             0         0.75%          6.7%
12/31/2015          1.53             0             0         0.75%         -0.8%
12/31/2014          1.55             0             0         0.75%          5.1%
12/31/2013          1.47             0             0         0.75%         24.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.02             0   $         0         0.50%         21.5%
12/31/2016          1.66             0             0         0.50%          6.9%
12/31/2015          1.55             0             0         0.50%         -0.6%
12/31/2014          1.56             0             0         0.50%          5.4%
12/31/2013          1.48             0             0         0.50%         25.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05             0   $         0         0.25%         21.8%
12/31/2016          1.69             0             0         0.25%          7.2%
12/31/2015          1.57             0             0         0.25%         -0.3%
12/31/2014          1.58             0             0         0.25%          5.6%
12/31/2013          1.49             0             0         0.25%         25.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.09             0   $         0         0.00%         22.1%
12/31/2016          1.71             0             0         0.00%          7.5%
12/31/2015          1.59             0             0         0.00%         -0.1%
12/31/2014          1.60             0             0         0.00%          5.9%
12/31/2013          1.51             0             0         0.00%         25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        1.2%
    2015        1.2%
    2014        1.3%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2050 FUND R CLASS - 74149P721

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     7,128,483   $    6,237,916          465,047
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (31,855)
                                     ----------------
Net assets                           $     7,096,628
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,565,934       3,497,411  $          1.88
Band 100                                         --              --             1.91
Band 75                                          --              --             1.95
Band 50                                          --              --             1.98
Band 25                                          --              --             2.02
Band 0                                      530,694         258,452             2.05
                                    ---------------  --------------
 Total                              $     7,096,628       3,755,863
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        58,779
Mortality & expense charges                                                         (81,938)
                                                                            ----------------
Net investment income (loss)                                                        (23,159)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            347,807
Realized gain distributions                                                         162,775
Net change in unrealized appreciation (depreciation)                                831,937
                                                                            ----------------
Net gain (loss)                                                                   1,342,519
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,319,360
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (23,159)  $        (21,389)
Net realized gain (loss)                                          347,807           (116,656)
Realized gain distributions                                       162,775            232,646
Net change in unrealized appreciation (depreciation)              831,937            412,901
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,319,360            507,502
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,607,040          3,915,881
Cost of units redeemed                                         (4,560,709)        (4,000,625)
Account charges                                                   (12,883)           (14,506)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,966,552)           (99,250)
                                                         -----------------  -----------------
Net increase (decrease)                                          (647,192)           408,252
Net assets, beginning                                           7,743,820          7,335,568
                                                         -----------------  -----------------
Net assets, ending                                       $      7,096,628   $      7,743,820
                                                         =================  =================

Units sold                                                      1,528,864          2,628,133
Units redeemed                                                 (2,673,744)        (2,674,178)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,144,880)           (46,045)
Units outstanding, beginning                                    4,900,743          4,946,788
                                                         -----------------  -----------------
Units outstanding, ending                                       3,755,863          4,900,743
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    18,798,454
Cost of units redeemed/account charges                                          (14,373,997)
Net investment income (loss)                                                        (77,097)
Net realized gain (loss)                                                            966,420
Realized gain distributions                                                         892,281
Net change in unrealized appreciation (depreciation)                                890,567
                                                                            ----------------
Net assets                                                                  $     7,096,628
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88         3,497   $     6,566         1.25%         20.2%
12/31/2016          1.56         4,181         6,529         1.25%          5.9%
12/31/2015          1.48         4,564         6,732         1.25%         -1.5%
12/31/2014          1.50         4,171         6,248         1.25%          4.3%
12/31/2013          1.44         2,596         3,727         1.25%         23.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91             0   $         0         1.00%         20.5%
12/31/2016          1.59             0             0         1.00%          6.1%
12/31/2015          1.49             0             0         1.00%         -1.3%
12/31/2014          1.51             0             0         1.00%          4.6%
12/31/2013          1.45             0             0         1.00%         24.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95             0   $         0         0.75%         20.8%
12/31/2016          1.61             0             0         0.75%          6.4%
12/31/2015          1.51             0             0         0.75%         -1.0%
12/31/2014          1.53             0             0         0.75%          4.9%
12/31/2013          1.46             0             0         0.75%         24.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0   $         0         0.50%         21.1%
12/31/2016          1.64             0             0         0.50%          6.7%
12/31/2015          1.53             0             0         0.50%         -0.8%
12/31/2014          1.55             0             0         0.50%          5.1%
12/31/2013          1.47             0             0         0.50%         24.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.02             0   $         0         0.25%         21.4%
12/31/2016          1.66             0             0         0.25%          6.9%
12/31/2015          1.55             0             0         0.25%         -0.5%
12/31/2014          1.56             0             0         0.25%          5.4%
12/31/2013          1.48             0             0         0.25%         24.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05           258   $       531         0.00%         21.7%
12/31/2016          1.69           720         1,215         0.00%          7.2%
12/31/2015          1.57           383           603         0.00%         -0.3%
12/31/2014          1.58           253           399         0.00%          5.7%
12/31/2013          1.49           230           343         0.00%         25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.8%
    2016        0.8%
    2015        0.9%
    2014        1.0%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2050 FUND ADVISOR CLASS - 74149P739

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    12,158,605  $     10,870,883          791,301
                                                      ================  ===============
Receivables: investments sold                 19,528
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    12,178,133
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   12,178,133        6,369,563  $         1.91
Band 100                                        --               --            1.95
Band 75                                         --               --            1.98
Band 50                                         --               --            2.02
Band 25                                         --               --            2.05
Band 0                                          --               --            2.09
                                    --------------  ---------------
 Total                              $   12,178,133        6,369,563
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       122,548
Mortality & expense charges                                                        (130,424)
                                                                            ----------------
Net investment income (loss)                                                         (7,876)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            350,267
Realized gain distributions                                                         259,514
Net change in unrealized appreciation (depreciation)                              1,325,121
                                                                            ----------------
Net gain (loss)                                                                   1,934,902
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,927,026
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (7,876)  $         (4,277)
Net realized gain (loss)                                          350,267             (3,622)
Realized gain distributions                                       259,514            256,511
Net change in unrealized appreciation (depreciation)            1,325,121            242,914
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,927,026            491,526
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,134,658          3,616,157
Cost of units redeemed                                         (3,571,264)        (1,426,971)
Account charges                                                   (16,370)           (16,614)
                                                         -----------------  -----------------
Increase (decrease)                                             1,547,024          2,172,572
                                                         -----------------  -----------------
Net increase (decrease)                                         3,474,050          2,664,098
Net assets, beginning                                           8,704,083          6,039,985
                                                         -----------------  -----------------
Net assets, ending                                       $     12,178,133   $      8,704,083
                                                         =================  =================

Units sold                                                      2,921,469          2,388,648
Units redeemed                                                 (2,041,200)          (941,714)
                                                         -----------------  -----------------
Net increase (decrease)                                           880,269          1,446,934
Units outstanding, beginning                                    5,489,294          4,042,360
                                                         -----------------  -----------------
Units outstanding, ending                                       6,369,563          5,489,294
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    17,241,680
Cost of units redeemed/account charges                                           (7,846,745)
Net investment income (loss)                                                         (6,727)
Net realized gain (loss)                                                            628,999
Realized gain distributions                                                         873,204
Net change in unrealized appreciation (depreciation)                              1,287,722
                                                                            ----------------
Net assets                                                                  $    12,178,133
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91         6,370   $    12,178         1.25%         20.6%
12/31/2016          1.59         5,489         8,704         1.25%          6.1%
12/31/2015          1.49         4,042         6,040         1.25%         -1.3%
12/31/2014          1.51         2,703         4,091         1.25%          4.6%
12/31/2013          1.45         1,927         2,789         1.25%         24.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95             0   $         0         1.00%         20.9%
12/31/2016          1.61             0             0         1.00%          6.4%
12/31/2015          1.51             0             0         1.00%         -1.0%
12/31/2014          1.53             0             0         1.00%          4.9%
12/31/2013          1.46             0             0         1.00%         24.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0   $         0         0.75%         21.2%
12/31/2016          1.64             0             0         0.75%          6.7%
12/31/2015          1.53             0             0         0.75%         -0.8%
12/31/2014          1.55             0             0         0.75%          5.1%
12/31/2013          1.47             0             0         0.75%         24.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.02             0   $         0         0.50%         21.5%
12/31/2016          1.66             0             0         0.50%          6.9%
12/31/2015          1.55             0             0         0.50%         -0.5%
12/31/2014          1.56             0             0         0.50%          5.4%
12/31/2013          1.48             0             0         0.50%         25.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05             0   $         0         0.25%         21.8%
12/31/2016          1.69             0             0         0.25%          7.2%
12/31/2015          1.57             0             0         0.25%         -0.3%
12/31/2014          1.58             0             0         0.25%          5.7%
12/31/2013          1.49             0             0         0.25%         25.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.09             0   $         0         0.00%         22.1%
12/31/2016          1.71             0             0         0.00%          7.5%
12/31/2015          1.59             0             0         0.00%          0.0%
12/31/2014          1.59             0             0         0.00%          5.9%
12/31/2013          1.51             0             0         0.00%         25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        1.2%
    2015        1.3%
    2014        1.2%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2055 FUND R CLASS - 74149P580

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,483,330  $     3,069,971          226,649
                                                       ===============  ===============
Receivables: investments sold                   9,345
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,492,675
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,204,527       1,704,751  $          1.88
Band 100                                         --              --             1.91
Band 75                                          --              --             1.95
Band 50                                          --              --             1.98
Band 25                                          --              --             2.02
Band 0                                      288,148         140,148             2.06
                                    ---------------  --------------
 Total                              $     3,492,675       1,844,899
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        28,467
Mortality & expense charges                                                         (38,514)
                                                                            ----------------
Net investment income (loss)                                                        (10,047)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            160,164
Realized gain distributions                                                          72,262
Net change in unrealized appreciation (depreciation)                                394,027
                                                                            ----------------
Net gain (loss)                                                                     626,453
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       616,406
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (10,047)  $         (7,278)
Net realized gain (loss)                                          160,164           (111,868)
Realized gain distributions                                        72,262             81,384
Net change in unrealized appreciation (depreciation)              394,027            219,417
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 616,406            181,655
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,538,944          1,988,444
Cost of units redeemed                                         (1,862,600)        (2,302,770)
Account charges                                                    (9,453)            (9,743)
                                                         -----------------  -----------------
Increase (decrease)                                              (333,109)          (324,069)
                                                         -----------------  -----------------
Net increase (decrease)                                           283,297           (142,414)
Net assets, beginning                                           3,209,378          3,351,792
                                                         -----------------  -----------------
Net assets, ending                                       $      3,492,675   $      3,209,378
                                                         =================  =================

Units sold                                                        885,570          1,331,482
Units redeemed                                                 (1,075,264)        (1,558,556)
                                                         -----------------  -----------------
Net increase (decrease)                                          (189,694)          (227,074)
Units outstanding, beginning                                    2,034,593          2,261,667
                                                         -----------------  -----------------
Units outstanding, ending                                       1,844,899          2,034,593
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     8,842,319
Cost of units redeemed/account charges                                           (6,233,905)
Net investment income (loss)                                                        (19,145)
Net realized gain (loss)                                                            181,885
Realized gain distributions                                                         308,162
Net change in unrealized appreciation (depreciation)                                413,359
                                                                            ----------------
Net assets                                                                  $     3,492,675
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88         1,705   $     3,205         1.25%         20.3%
12/31/2016          1.56         1,796         2,806         1.25%          5.8%
12/31/2015          1.48         2,134         3,151         1.25%         -1.5%
12/31/2014          1.50         1,070         1,604         1.25%          4.3%
12/31/2013          1.44           465           669         1.25%         23.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91             0   $         0         1.00%         20.6%
12/31/2016          1.59             0             0         1.00%          6.1%
12/31/2015          1.50             0             0         1.00%         -1.3%
12/31/2014          1.51             0             0         1.00%          4.5%
12/31/2013          1.45             0             0         1.00%         24.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95             0   $         0         0.75%         20.9%
12/31/2016          1.61             0             0         0.75%          6.4%
12/31/2015          1.52             0             0         0.75%         -1.0%
12/31/2014          1.53             0             0         0.75%          4.8%
12/31/2013          1.46             0             0         0.75%         24.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0   $         0         0.50%         21.2%
12/31/2016          1.64             0             0         0.50%          6.6%
12/31/2015          1.53             0             0         0.50%         -0.8%
12/31/2014          1.55             0             0         0.50%          5.1%
12/31/2013          1.47             0             0         0.50%         24.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.02             0   $         0         0.25%         21.5%
12/31/2016          1.66             0             0         0.25%          6.9%
12/31/2015          1.55             0             0         0.25%         -0.5%
12/31/2014          1.56             0             0         0.25%          5.3%
12/31/2013          1.48             0             0         0.25%         24.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.06           140   $       288         0.00%         21.8%
12/31/2016          1.69           239           403         0.00%          7.2%
12/31/2015          1.58           127           200         0.00%         -0.3%
12/31/2014          1.58            75           118         0.00%          5.6%
12/31/2013          1.50            34            51         0.00%         25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.8%
    2016        0.9%
    2015        1.2%
    2014        1.1%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2055 FUND ADVISOR CLASS - 74149P598

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      6,118,027  $     5,498,125          395,200
                                                       ===============  ===============
Receivables: investments sold                   3,634
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      6,121,661
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,121,661       3,200,738  $          1.91
Band 100                                         --              --             1.95
Band 75                                          --              --             1.98
Band 50                                          --              --             2.02
Band 25                                          --              --             2.05
Band 0                                           --              --             2.09
                                    ---------------  --------------
 Total                              $     6,121,661       3,200,738
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        60,157
Mortality & expense charges                                                         (61,735)
                                                                            ----------------
Net investment income (loss)                                                         (1,578)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            150,202
Realized gain distributions                                                         116,775
Net change in unrealized appreciation (depreciation)                                637,340
                                                                            ----------------
Net gain (loss)                                                                     904,317
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       902,739
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,578)  $          2,201
Net realized gain (loss)                                          150,202             (7,668)
Realized gain distributions                                       116,775             95,319
Net change in unrealized appreciation (depreciation)              637,340            119,213
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 902,739            209,065
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,239,968          2,084,352
Cost of units redeemed                                         (1,807,803)          (499,470)
Account charges                                                   (15,312)           (12,361)
                                                         -----------------  -----------------
Increase (decrease)                                             1,416,853          1,572,521
                                                         -----------------  -----------------
Net increase (decrease)                                         2,319,592          1,781,586
Net assets, beginning                                           3,802,069          2,020,483
                                                         -----------------  -----------------
Net assets, ending                                       $      6,121,661   $      3,802,069
                                                         =================  =================

Units sold                                                      1,854,308          1,379,478
Units redeemed                                                 (1,050,076)          (334,486)
                                                         -----------------  -----------------
Net increase (decrease)                                           804,232          1,044,992
Units outstanding, beginning                                    2,396,506          1,351,514
                                                         -----------------  -----------------
Units outstanding, ending                                       3,200,738          2,396,506
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     8,474,725
Cost of units redeemed/account charges                                           (3,495,146)
Net investment income (loss)                                                          6,836
Net realized gain (loss)                                                            212,450
Realized gain distributions                                                         302,894
Net change in unrealized appreciation (depreciation)                                619,902
                                                                            ----------------
Net assets                                                                  $     6,121,661
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91         3,201   $     6,122         1.25%         20.6%
12/31/2016          1.59         2,397         3,802         1.25%          6.1%
12/31/2015          1.49         1,352         2,020         1.25%         -1.3%
12/31/2014          1.51           713         1,080         1.25%          4.6%
12/31/2013          1.45           351           508         1.25%         24.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95             0   $         0         1.00%         20.9%
12/31/2016          1.61             0             0         1.00%          6.4%
12/31/2015          1.51             0             0         1.00%         -1.0%
12/31/2014          1.53             0             0         1.00%          4.8%
12/31/2013          1.46             0             0         1.00%         24.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0   $         0         0.75%         21.2%
12/31/2016          1.64             0             0         0.75%          6.7%
12/31/2015          1.53             0             0         0.75%         -0.8%
12/31/2014          1.55             0             0         0.75%          5.1%
12/31/2013          1.47             0             0         0.75%         24.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.02             0   $         0         0.50%         21.5%
12/31/2016          1.66             0             0         0.50%          6.9%
12/31/2015          1.55             0             0         0.50%         -0.5%
12/31/2014          1.56             0             0         0.50%          5.4%
12/31/2013          1.48             0             0         0.50%         24.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05             0   $         0         0.25%         21.8%
12/31/2016          1.69             0             0         0.25%          7.2%
12/31/2015          1.57             0             0         0.25%         -0.3%
12/31/2014          1.58             0             0         0.25%          5.6%
12/31/2013          1.49             0             0         0.25%         25.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.09             0   $         0         0.00%         22.1%
12/31/2016          1.71             0             0         0.00%          7.5%
12/31/2015          1.59             0             0         0.00%          0.0%
12/31/2014          1.60             0             0         0.00%          5.9%
12/31/2013          1.51             0             0         0.00%         25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        1.3%
    2015        1.4%
    2014        1.4%
    2013        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      T. ROWE PRICE RETIREMENT BALANCED FUND ADVISOR CLASS - 74149P820

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,644,659   $     1,584,147          106,757
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (594)
                                     ---------------
Net assets                           $    1,644,065
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,644,065       1,211,082  $          1.36
Band 100                                         --              --             1.38
Band 75                                          --              --             1.41
Band 50                                          --              --             1.43
Band 25                                          --              --             1.46
Band 0                                           --              --             1.48
                                    ---------------  --------------
 Total                              $     1,644,065       1,211,082
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         23,684
Mortality & expense charges                                                          (24,806)
                                                                            -----------------
Net investment income (loss)                                                          (1,122)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              43,203
Realized gain distributions                                                           56,481
Net change in unrealized appreciation (depreciation)                                  69,451
                                                                            -----------------
Net gain (loss)                                                                      169,135
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        168,013
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,122)  $          1,688
Net realized gain (loss)                                           43,203             (3,992)
Realized gain distributions                                        56,481             36,002
Net change in unrealized appreciation (depreciation)               69,451             49,425
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 168,013             83,123
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          206,935            800,658
Cost of units redeemed                                           (736,935)          (527,393)
Account charges                                                      (425)              (234)
                                                         -----------------  -----------------
Increase (decrease)                                              (530,425)           273,031
                                                         -----------------  -----------------
Net increase (decrease)                                          (362,412)           356,154
Net assets, beginning                                           2,006,477          1,650,323
                                                         -----------------  -----------------
Net assets, ending                                       $      1,644,065   $      2,006,477
                                                         =================  =================

Units sold                                                        169,440            650,801
Units redeemed                                                   (565,238)          (430,392)
                                                         -----------------  -----------------
Net increase (decrease)                                          (395,798)           220,409
Units outstanding, beginning                                    1,606,880          1,386,471
                                                         -----------------  -----------------
Units outstanding, ending                                       1,211,082          1,606,880
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      5,262,499
Cost of units redeemed/account charges                                            (3,924,850)
Net investment income (loss)                                                           4,713
Net realized gain (loss)                                                              76,662
Realized gain distributions                                                          164,529
Net change in unrealized appreciation (depreciation)                                  60,512
                                                                            -----------------
Net assets                                                                  $      1,644,065
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36         1,211   $     1,644         1.25%          8.7%
12/31/2016          1.25         1,607         2,006         1.25%          4.9%
12/31/2015          1.19         1,386         1,650         1.25%         -2.2%
12/31/2014          1.22         1,555         1,892         1.25%          2.3%
12/31/2013          1.19           470           558         1.25%          7.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         1.00%          9.0%
12/31/2016          1.27             0             0         1.00%          5.2%
12/31/2015          1.21             0             0         1.00%         -1.9%
12/31/2014          1.23             0             0         1.00%          2.6%
12/31/2013          1.20             0             0         1.00%          7.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.75%          9.3%
12/31/2016          1.29             0             0         0.75%          5.4%
12/31/2015          1.22             0             0         0.75%         -1.7%
12/31/2014          1.24             0             0         0.75%          2.8%
12/31/2013          1.21             0             0         0.75%          8.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         0.50%          9.5%
12/31/2016          1.31             0             0         0.50%          5.7%
12/31/2015          1.24             0             0         0.50%         -1.4%
12/31/2014          1.26             0             0         0.50%          3.1%
12/31/2013          1.22             0             0         0.50%          8.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0   $         0         0.25%          9.8%
12/31/2016          1.33             0             0         0.25%          6.0%
12/31/2015          1.25             0             0         0.25%         -1.2%
12/31/2014          1.27             0             0         0.25%          3.3%
12/31/2013          1.23             0             0         0.25%          8.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.48             0   $         0         0.00%         10.1%
12/31/2016          1.35             0             0         0.00%          6.2%
12/31/2015          1.27             0             0         0.00%         -0.9%
12/31/2014          1.28             0             0         0.00%          3.6%
12/31/2013          1.24             0             0         0.00%          9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.4%
    2015        1.2%
    2014        2.0%
    2013        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         T. ROWE PRICE RETIREMENT BALANCED FUND R CLASS - 74149P879

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,467,499  $      1,415,317           95,405
                                                      ================  ===============
Receivables: investments sold                    790
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,468,289
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,447,597       1,085,566  $          1.33
Band 100                                         --              --             1.36
Band 75                                          --              --             1.38
Band 50                                          --              --             1.41
Band 25                                          --              --             1.43
Band 0                                       20,692          14,187             1.46
                                    ---------------  --------------
 Total                              $     1,468,289       1,099,753
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         15,291
Mortality & expense charges                                                          (19,871)
                                                                            -----------------
Net investment income (loss)                                                          (4,580)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              31,050
Realized gain distributions                                                           50,306
Net change in unrealized appreciation (depreciation)                                  57,593
                                                                            -----------------
Net gain (loss)                                                                      138,949
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        134,369
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (4,580)  $         (6,869)
Net realized gain (loss)                                           31,050            (19,059)
Realized gain distributions                                        50,306             35,421
Net change in unrealized appreciation (depreciation)               57,593            104,757
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 134,369            114,250
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          332,551            614,623
Cost of units redeemed                                           (978,180)        (1,760,089)
Account charges                                                    (2,080)            (2,663)
                                                         -----------------  -----------------
Increase (decrease)                                              (647,709)        (1,148,129)
                                                         -----------------  -----------------
Net increase (decrease)                                          (513,340)        (1,033,879)
Net assets, beginning                                           1,981,629          3,015,508
                                                         -----------------  -----------------
Net assets, ending                                       $      1,468,289   $      1,981,629
                                                         =================  =================

Units sold                                                        259,421            509,084
Units redeemed                                                   (770,572)        (1,460,244)
                                                         -----------------  -----------------
Net increase (decrease)                                          (511,151)          (951,160)
Units outstanding, beginning                                    1,610,904          2,562,064
                                                         -----------------  -----------------
Units outstanding, ending                                       1,099,753          1,610,904
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     7,448,231
Cost of units redeemed/account charges                                           (6,383,031)
Net investment income (loss)                                                        (13,164)
Net realized gain (loss)                                                            155,307
Realized gain distributions                                                         208,764
Net change in unrealized appreciation (depreciation)                                 52,182
                                                                            ----------------
Net assets                                                                  $     1,468,289
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33         1,086   $     1,448         1.25%          8.5%
12/31/2016          1.23         1,602         1,970         1.25%          4.6%
12/31/2015          1.18         2,499         2,937         1.25%         -2.5%
12/31/2014          1.20         1,868         2,250         1.25%          2.1%
12/31/2013          1.18         1,290         1,522         1.25%          7.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         1.00%          8.7%
12/31/2016          1.25             0             0         1.00%          4.9%
12/31/2015          1.19             0             0         1.00%         -2.2%
12/31/2014          1.22             0             0         1.00%          2.4%
12/31/2013          1.19             0             0         1.00%          7.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.75%          9.0%
12/31/2016          1.27             0             0         0.75%          5.2%
12/31/2015          1.21             0             0         0.75%         -2.0%
12/31/2014          1.23             0             0         0.75%          2.6%
12/31/2013          1.20             0             0         0.75%          7.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.50%          9.3%
12/31/2016          1.29             0             0         0.50%          5.4%
12/31/2015          1.22             0             0         0.50%         -1.7%
12/31/2014          1.24             0             0         0.50%          2.9%
12/31/2013          1.21             0             0         0.50%          8.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43             0   $         0         0.25%          9.5%
12/31/2016          1.31             0             0         0.25%          5.7%
12/31/2015          1.24             0             0         0.25%         -1.5%
12/31/2014          1.26             0             0         0.25%          3.1%
12/31/2013          1.22             0             0         0.25%          8.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46            14   $        21         0.00%          9.8%
12/31/2016          1.33             9            12         0.00%          6.0%
12/31/2015          1.25            63            79         0.00%         -1.2%
12/31/2014          1.27            64            81         0.00%          3.4%
12/31/2013          1.23            55            68         0.00%          8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.0%
    2015        1.2%
    2014        1.1%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2060 FUND ADVISOR CLASS - 74149P317

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        419,853  $       402,142           35,338
                                                       ===============  ===============
Receivables: investments sold                   4,915
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        424,768
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       424,768         328,484  $         1.29
Band 100                                        --              --            1.30
Band 75                                         --              --            1.30
Band 50                                         --              --            1.31
Band 25                                         --              --            1.31
Band 0                                          --              --            1.32
                                   ---------------  --------------
 Total                             $       424,768         328,484
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          3,488
Mortality & expense charges                                                            (2,255)
                                                                             -----------------
Net investment income (loss)                                                            1,233
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,440
Realized gain distributions                                                             5,099
Net change in unrealized appreciation (depreciation)                                   18,299
                                                                             -----------------
Net gain (loss)                                                                        28,838
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         30,071
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,233   $            299
Net realized gain (loss)                                            5,440                 46
Realized gain distributions                                         5,099                657
Net change in unrealized appreciation (depreciation)               18,299               (588)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  30,071                414
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          435,939             49,597
Cost of units redeemed                                            (84,755)            (3,750)
Account charges                                                    (2,536)              (212)
                                                         -----------------  -----------------
Increase (decrease)                                               348,648             45,635
                                                         -----------------  -----------------
Net increase (decrease)                                           378,719             46,049
Net assets, beginning                                              46,049                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        424,768   $         46,049
                                                         =================  =================

Units sold                                                        359,392             46,646
Units redeemed                                                    (73,837)            (3,717)
                                                         -----------------  -----------------
Net increase (decrease)                                           285,555             42,929
Units outstanding, beginning                                       42,929                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         328,484             42,929
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        485,536
Cost of units redeemed/account charges                                                (91,253)
Net investment income (loss)                                                            1,532
Net realized gain (loss)                                                                5,486
Realized gain distributions                                                             5,756
Net change in unrealized appreciation (depreciation)                                   17,711
                                                                             -----------------
Net assets                                                                   $        424,768
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29           328   $       425         1.25%         20.5%
12/31/2016          1.07            43            46         1.25%          7.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         1.00%         20.9%
12/31/2016          1.07             0             0         1.00%          7.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.75%         21.2%
12/31/2016          1.08             0             0         0.75%          7.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.50%         21.5%
12/31/2016          1.08             0             0         0.50%          7.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.25%         21.8%
12/31/2016          1.08             0             0         0.25%          7.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.00%         22.1%
12/31/2016          1.08             0             0         0.00%          8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2060 FUND R CLASS - 74149P291

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       205,929  $        194,787           17,262
                                                      ================  ===============
Receivables: investments sold                    701
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       206,630
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       196,603         152,683  $         1.29
Band 100                                        --              --            1.29
Band 75                                         --              --            1.30
Band 50                                         --              --            1.30
Band 25                                         --              --            1.31
Band 0                                      10,027           7,630            1.31
                                   ---------------  --------------
 Total                             $       206,630         160,313
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,664
Mortality & expense charges                                                            (1,424)
                                                                             -----------------
Net investment income (loss)                                                              240
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,860
Realized gain distributions                                                             3,162
Net change in unrealized appreciation (depreciation)                                   11,421
                                                                             -----------------
Net gain (loss)                                                                        18,443
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         18,683
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS


                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            240   $            112
Net realized gain (loss)                                            3,860                 22
Realized gain distributions                                         3,162                281
Net change in unrealized appreciation (depreciation)               11,421               (279)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  18,683                136
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          226,991             24,818
Cost of units redeemed                                            (59,504)            (2,773)
Account charges                                                    (1,511)              (210)
                                                         -----------------  -----------------
Increase (decrease)                                               165,976             21,835
                                                         -----------------  -----------------
Net increase (decrease)                                           184,659             21,971
Net assets, beginning                                              21,971                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        206,630   $         21,971
                                                         =================  =================

Units sold                                                        195,121             23,419
Units redeemed                                                    (55,316)            (2,911)
                                                         -----------------  -----------------
Net increase (decrease)                                           139,805             20,508
Units outstanding, beginning                                       20,508                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         160,313             20,508
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        251,809
Cost of units redeemed/account charges                                                (63,998)
Net investment income (loss)                                                              352
Net realized gain (loss)                                                                3,882
Realized gain distributions                                                             3,443
Net change in unrealized appreciation (depreciation)                                   11,142
                                                                             -----------------
Net assets                                                                   $        206,630
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29           153   $       197         1.25%         20.2%
12/31/2016          1.07            19            21         1.25%          7.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         1.00%         20.5%
12/31/2016          1.07             0             0         1.00%          7.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.75%         20.8%
12/31/2016          1.07             0             0         0.75%          7.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.50%         21.1%
12/31/2016          1.08             0             0         0.50%          7.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.25%         21.4%
12/31/2016          1.08             0             0         0.25%          7.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             8   $        10         0.00%         21.8%
12/31/2016          1.08             1             1         0.00%          7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     T. ROWE PRICE U.S. TREASURY LONG-TERM FUND - 77957T206 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.97
Band 100                                        --              --            0.98
Band 75                                         --              --            0.98
Band 50                                         --              --            0.99
Band 25                                         --              --            0.99
Band 0                                          --              --            0.99
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.97             0   $         0         1.25%          6.9%
12/31/2016          0.91             0             0         1.25%         -8.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.98             0   $         0         1.00%          7.2%
12/31/2016          0.91             0             0         1.00%         -8.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.98             0   $         0         0.75%          7.4%
12/31/2016          0.91             0             0         0.75%         -8.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.99             0   $         0         0.50%          7.7%
12/31/2016          0.92             0             0         0.50%         -8.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.99             0   $         0         0.25%          8.0%
12/31/2016          0.92             0             0         0.25%         -8.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      0.99             0   $         0         0.00%          8.2%
12/31/2016          0.92             0             0         0.00%         -8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           T. ROWE PRICE BLUE CHIP GROWTH FUND I CLASS - 77954Q403

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       982,678  $        963,883           10,205
                                                      ================  ===============
Receivables: investments sold                    423
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       983,101
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       983,101         737,705  $         1.33
Band 100                                        --              --            1.34
Band 75                                         --              --            1.34
Band 50                                         --              --            1.34
Band 25                                         --              --            1.35
Band 0                                          --              --            1.35
                                   ---------------  --------------
 Total                             $       983,101         737,705
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         1,233
Mortality & expense charges                                                         (10,054)
                                                                            ----------------
Net investment income (loss)                                                         (8,821)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            201,404
Realized gain distributions                                                          20,091
Net change in unrealized appreciation (depreciation)                                 18,795
                                                                            ----------------
Net gain (loss)                                                                     240,290
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       231,469
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (8,821)  $             --
Net realized gain (loss)                                          201,404                 --
Realized gain distributions                                        20,091                 --
Net change in unrealized appreciation (depreciation)               18,795                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 231,469                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,587,031                 --
Cost of units redeemed                                         (1,835,255)                --
Account charges                                                      (144)                --
                                                         -----------------  ----------------
Increase (decrease)                                               751,632                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           983,101                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        983,101   $             --
                                                         =================  ================

Units sold                                                      2,165,880                 --
Units redeemed                                                 (1,428,175)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           737,705                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         737,705                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     2,587,031
Cost of units redeemed/account charges                                           (1,835,399)
Net investment income (loss)                                                         (8,821)
Net realized gain (loss)                                                            201,404
Realized gain distributions                                                          20,091
Net change in unrealized appreciation (depreciation)                                 18,795
                                                                            ----------------
Net assets                                                                  $       983,101
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33           738   $       983         1.25%         35.0%
12/31/2016          0.99             0             0         1.25%         -1.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0   $         0         1.00%         35.4%
12/31/2016          0.99             0             0         1.00%         -1.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0   $         0         0.75%         35.7%
12/31/2016          0.99             0             0         0.75%         -1.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0   $         0         0.50%         36.0%
12/31/2016          0.99             0             0         0.50%         -1.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35             0   $         0         0.25%         36.4%
12/31/2016          0.99             0             0         0.25%         -1.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35             0   $         0         0.00%         36.7%
12/31/2016          0.99             0             0         0.00%         -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            T. ROWE PRICE EQUITY INCOME FUND I CLASS - 779547405

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        19,150   $        19,943              574
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (1)
                                     ----------------
Net assets                           $        19,149
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       19,149          16,817  $          1.14
Band 100                                        --              --             1.14
Band 75                                         --              --             1.14
Band 50                                         --              --             1.15
Band 25                                         --              --             1.15
Band 0                                          --              --             1.15
                                    --------------  --------------
 Total                              $       19,149          16,817
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            110
Mortality & expense charges                                                              (25)
                                                                            -----------------
Net investment income (loss)                                                              85
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                            1,325
Net change in unrealized appreciation (depreciation)                                    (793)
                                                                            -----------------
Net gain (loss)                                                                          532
                                                                            -----------------

Increase (decrease) in net assets from operations                           $            617
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             85   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                         1,325                 --
Net change in unrealized appreciation (depreciation)                 (793)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     617                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           18,532                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                18,532                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            19,149                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         19,149   $             --
                                                         =================  ================

Units sold                                                         16,817                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            16,817                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          16,817                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $         18,532
Cost of units redeemed/account charges                                                    --
Net investment income (loss)                                                              85
Net realized gain (loss)                                                                  --
Realized gain distributions                                                            1,325
Net change in unrealized appreciation (depreciation)                                    (793)
                                                                            -----------------
Net assets                                                                  $         19,149
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14            17   $        19         1.25%         14.9%
12/31/2016          0.99             0             0         1.25%         -0.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         1.00%         15.2%
12/31/2016          0.99             0             0         1.00%         -0.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.75%         15.4%
12/31/2016          0.99             0             0         0.75%         -0.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.50%         15.7%
12/31/2016          0.99             0             0         0.50%         -0.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.25%         16.0%
12/31/2016          0.99             0             0         0.25%         -0.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.00%         16.3%
12/31/2016          0.99             0             0         0.00%         -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             T. ROWE PRICE GROWTH STOCK FUND I CLASS - 741479406

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       383,280  $        385,122            6,115
                                                      ================  ===============
Receivables: investments sold                    148
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       383,428
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       383,428         292,697  $         1.31
Band 100                                        --              --            1.31
Band 75                                         --              --            1.32
Band 50                                         --              --            1.32
Band 25                                         --              --            1.32
Band 0                                          --              --            1.33
                                   ---------------  --------------
 Total                             $       383,428         292,697
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                              (92)
                                                                            -----------------
Net investment income (loss)                                                             (92)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  (1,842)
                                                                            -----------------
Net gain (loss)                                                                       (1,842)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         (1,934)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (92)  $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (1,842)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (1,934)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          385,362                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                               385,362                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           383,428                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        383,428   $             --
                                                         =================  ================

Units sold                                                        292,697                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           292,697                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         292,697                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $        385,362
Cost of units redeemed/account charges                                                   --
Net investment income (loss)                                                            (92)
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                 (1,842)
                                                                           -----------------
Net assets                                                                 $        383,428
                                                                           =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31           293   $       383         1.25%         32.2%
12/31/2016          0.99             0             0         1.25%         -0.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         1.00%         32.5%
12/31/2016          0.99             0             0         1.00%         -0.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.75%         32.8%
12/31/2016          0.99             0             0         0.75%         -0.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.50%         33.2%
12/31/2016          0.99             0             0         0.50%         -0.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.25%         33.5%
12/31/2016          0.99             0             0         0.25%         -0.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.00%         33.8%
12/31/2016          0.99             0             0         0.00%         -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND I CLASS - 77956H518

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.20
Band 100                                        --              --            1.20
Band 75                                         --              --            1.20
Band 50                                         --              --            1.21
Band 25                                         --              --            1.21
Band 0                                          --              --            1.21
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                          (6,223)
                                                                            ----------------
Net investment income (loss)                                                         (6,223)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            112,085
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                     --
                                                                            ----------------
Net gain (loss)                                                                     112,085
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       105,862
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,223)  $             --
Net realized gain (loss)                                          112,085                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 105,862                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          944,517                 --
Cost of units redeemed                                         (1,050,379)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                              (105,862)                --
                                                         -----------------  ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $             --   $             --
                                                         =================  ================

Units sold                                                        880,938                 --
Units redeemed                                                   (880,938)                --
                                                         -----------------  ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                              --                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $       944,517
Cost of units redeemed/account charges                                           (1,050,379)
Net investment income (loss)                                                         (6,223)
Net realized gain (loss)                                                            112,085
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                     --
                                                                            ----------------
Net assets                                                                  $            --
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.25%         19.5%
12/31/2016          1.00             0             0         1.25%          0.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%         19.8%
12/31/2016          1.00             0             0         1.00%          0.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%         20.1%
12/31/2016          1.00             0             0         0.75%          0.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%         20.4%
12/31/2016          1.00             0             0         0.50%          0.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.25%         20.7%
12/31/2016          1.00             0             0         0.25%          0.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.00%         21.0%
12/31/2016          1.00             0             0         0.00%          0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      T. ROWE PRICE MID-CAP GROWTH FUND I CLASS - 779556406 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.21
Band 100                                        --              --            1.21
Band 75                                         --              --            1.22
Band 50                                         --              --            1.22
Band 25                                         --              --            1.22
Band 0                                          --              --            1.22
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         1.25%         23.5%
12/31/2016          0.98             0             0         1.25%         -2.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         1.00%         23.8%
12/31/2016          0.98             0             0         1.00%         -2.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.75%         24.1%
12/31/2016          0.98             0             0         0.75%         -2.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.50%         24.4%
12/31/2016          0.98             0             0         0.50%         -2.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.25%         24.7%
12/31/2016          0.98             0             0         0.25%         -2.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.00%         25.0%
12/31/2016          0.98             0             0         0.00%         -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        T. ROWE PRICE MID-CAP VALUE FUND I CLASS - 77957Y403 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.08
Band 100                                        --              --            1.09
Band 75                                         --              --            1.09
Band 50                                         --              --            1.09
Band 25                                         --              --            1.09
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         1.25%         10.4%
12/31/2016          0.98             0             0         1.25%         -1.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.00%         10.7%
12/31/2016          0.98             0             0         1.00%         -1.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.75%         11.0%
12/31/2016          0.98             0             0         0.75%         -1.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.50%         11.2%
12/31/2016          0.98             0             0         0.50%         -1.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.25%         11.5%
12/31/2016          0.98             0             0         0.25%         -1.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.00%         11.8%
12/31/2016          0.98             0             0         0.00%         -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT BALANCED I FUND I CLASS - 872797840

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        287,618  $       287,110           25,598
                                                       ===============  ===============
Receivables: investments sold                   2,921
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        290,539
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       290,539         266,886  $         1.09
Band 100                                        --              --            1.09
Band 75                                         --              --            1.09
Band 50                                         --              --            1.10
Band 25                                         --              --            1.10
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $       290,539         266,886
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,973
Mortality & expense charges                                                            (1,047)
                                                                             -----------------
Net investment income (loss)                                                              926
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  694
Realized gain distributions                                                             4,960
Net change in unrealized appreciation (depreciation)                                      508
                                                                             -----------------
Net gain (loss)                                                                         6,162
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          7,088
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            926   $             --
Net realized gain (loss)                                              694                 --
Realized gain distributions                                         4,960                 --
Net change in unrealized appreciation (depreciation)                  508                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   7,088                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          465,374                 --
Cost of units redeemed                                           (181,919)                --
Account charges                                                        (4)                --
                                                         -----------------  ----------------
Increase (decrease)                                               283,451                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           290,539                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        290,539   $             --
                                                         =================  ================

Units sold                                                        440,393                 --
Units redeemed                                                   (173,507)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           266,886                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         266,886                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        465,374
Cost of units redeemed/account charges                                               (181,923)
Net investment income (loss)                                                              926
Net realized gain (loss)                                                                  694
Realized gain distributions                                                             4,960
Net change in unrealized appreciation (depreciation)                                      508
                                                                             -----------------
Net assets                                                                   $        290,539
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09           267   $       291         1.25%          9.2%
12/31/2016          1.00             0             0         1.25%         -0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.00%          9.4%
12/31/2016          1.00             0             0         1.00%         -0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.75%          9.7%
12/31/2016          1.00             0             0         0.75%         -0.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.50%         10.0%
12/31/2016          1.00             0             0         0.50%         -0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.25%         10.3%
12/31/2016          1.00             0             0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.00%         10.5%
12/31/2016          1.00             0             0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            T. ROWE PRICE RETIREMENT I 2015 FUND I CLASS - 872797303

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,049,528  $      1,061,869           88,143
                                                      ================  ===============
Receivables: investments sold                    261
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,049,789
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,049,789         939,861  $          1.12
Band 100                                        --              --             1.12
Band 75                                         --              --             1.12
Band 50                                         --              --             1.13
Band 25                                         --              --             1.13
Band 0                                          --              --             1.13
                                    --------------  --------------
 Total                              $    1,049,789         939,861
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         16,977
Mortality & expense charges                                                           (4,468)
                                                                            -----------------
Net investment income (loss)                                                          12,509
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              16,391
Realized gain distributions                                                           20,373
Net change in unrealized appreciation (depreciation)                                 (12,341)
                                                                            -----------------
Net gain (loss)                                                                       24,423
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         36,932
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         12,509   $             --
Net realized gain (loss)                                           16,391                 --
Realized gain distributions                                        20,373                 --
Net change in unrealized appreciation (depreciation)              (12,341)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  36,932                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,085,867                 --
Cost of units redeemed                                         (1,072,496)                --
Account charges                                                      (514)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,012,857                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,049,789                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,049,789   $             --
                                                         =================  ================

Units sold                                                      1,908,163                 --
Units redeemed                                                   (968,302)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           939,861                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         939,861                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,085,867
Cost of units redeemed/account charges                                            (1,073,010)
Net investment income (loss)                                                          12,509
Net realized gain (loss)                                                              16,391
Realized gain distributions                                                           20,373
Net change in unrealized appreciation (depreciation)                                 (12,341)
                                                                            -----------------
Net assets                                                                  $      1,049,789
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12           940   $     1,050         1.25%         12.1%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         1.00%         12.4%
12/31/2016          1.00             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.75%         12.7%
12/31/2016          1.00             0             0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.50%         13.0%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.25%         13.2%
12/31/2016          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.00%         13.5%
12/31/2016          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            T. ROWE PRICE RETIREMENT I 2020 FUND I CLASS - 872797402

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,563,137  $      1,561,419          126,617
                                                      ================  ===============
Receivables: investments sold                    592
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,563,729
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,563,729       1,371,471  $          1.14
Band 100                                         --              --             1.14
Band 75                                          --              --             1.15
Band 50                                          --              --             1.15
Band 25                                          --              --             1.15
Band 0                                           --              --             1.16
                                    ---------------  --------------
 Total                              $     1,563,729       1,371,471
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         24,552
Mortality & expense charges                                                            (4,328)
                                                                             -----------------
Net investment income (loss)                                                           20,224
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,300
Realized gain distributions                                                            21,483
Net change in unrealized appreciation (depreciation)                                    1,718
                                                                             -----------------
Net gain (loss)                                                                        24,501
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         44,725
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         20,224   $             --
Net realized gain (loss)                                            1,300                 --
Realized gain distributions                                        21,483                 --
Net change in unrealized appreciation (depreciation)                1,718                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  44,725                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,971,864                 --
Cost of units redeemed                                           (452,460)                --
Account charges                                                      (400)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,519,004                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,563,729                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,563,729   $             --
                                                         =================  ================

Units sold                                                      1,775,757                 --
Units redeemed                                                   (404,286)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,371,471                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,371,471                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,971,864
Cost of units redeemed/account charges                                               (452,860)
Net investment income (loss)                                                           20,224
Net realized gain (loss)                                                                1,300
Realized gain distributions                                                            21,483
Net change in unrealized appreciation (depreciation)                                    1,718
                                                                             -----------------
Net assets                                                                   $      1,563,729
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14         1,371   $     1,564         1.25%         14.5%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         1.00%         14.8%
12/31/2016          1.00             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.75%         15.0%
12/31/2016          1.00             0             0         0.75%         -0.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.50%         15.3%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.25%         15.6%
12/31/2016          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.00%         15.9%
12/31/2016          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            T. ROWE PRICE RETIREMENT I 2025 FUND I CLASS - 872797501

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,895,674  $     3,863,914          308,140
                                                       ===============  ===============
Receivables: investments sold                   2,299
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,897,973
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,897,973       3,367,603  $          1.16
Band 100                                         --              --             1.16
Band 75                                          --              --             1.16
Band 50                                          --              --             1.17
Band 25                                          --              --             1.17
Band 0                                           --              --             1.17
                                    ---------------  --------------
 Total                              $     3,897,973       3,367,603
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         59,803
Mortality & expense charges                                                           (12,023)
                                                                             -----------------
Net investment income (loss)                                                           47,780
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  215
Realized gain distributions                                                            53,823
Net change in unrealized appreciation (depreciation)                                   31,760
                                                                             -----------------
Net gain (loss)                                                                        85,798
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        133,578
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         47,780   $             --
Net realized gain (loss)                                              215                 --
Realized gain distributions                                        53,823                 --
Net change in unrealized appreciation (depreciation)               31,760                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 133,578                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        3,765,827                 --
Cost of units redeemed                                             (1,431)                --
Account charges                                                        (1)                --
                                                         -----------------  ----------------
Increase (decrease)                                             3,764,395                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         3,897,973                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      3,897,973   $             --
                                                         =================  ================

Units sold                                                      3,368,911                 --
Units redeemed                                                     (1,308)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         3,367,603                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       3,367,603                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      3,765,827
Cost of units redeemed/account charges                                                 (1,432)
Net investment income (loss)                                                           47,780
Net realized gain (loss)                                                                  215
Realized gain distributions                                                            53,823
Net change in unrealized appreciation (depreciation)                                   31,760
                                                                             -----------------
Net assets                                                                   $      3,897,973
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16         3,368   $     3,898         1.25%         16.4%
12/31/2016          0.99             0             0         1.25%         -0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         1.00%         16.6%
12/31/2016          0.99             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.75%         16.9%
12/31/2016          1.00             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.50%         17.2%
12/31/2016          1.00             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.25%         17.5%
12/31/2016          1.00             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.00%         17.8%
12/31/2016          1.00             0             0         0.00%         -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            T. ROWE PRICE RETIREMENT I 2030 FUND I CLASS - 872797600

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     3,024,864   $     3,007,821          234,251
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (3,017)
                                     ----------------
Net assets                           $     3,021,847
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,021,847       2,574,618  $          1.17
Band 100                                         --              --             1.18
Band 75                                          --              --             1.18
Band 50                                          --              --             1.18
Band 25                                          --              --             1.19
Band 0                                           --              --             1.19
                                    ---------------  --------------
 Total                              $     3,021,847       2,574,618
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         43,229
Mortality & expense charges                                                            (8,053)
                                                                             -----------------
Net investment income (loss)                                                           35,176
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  143
Realized gain distributions                                                            45,504
Net change in unrealized appreciation (depreciation)                                   17,043
                                                                             -----------------
Net gain (loss)                                                                        62,690
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         97,866
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         35,176   $             --
Net realized gain (loss)                                              143                 --
Realized gain distributions                                        45,504                 --
Net change in unrealized appreciation (depreciation)               17,043                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  97,866                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        3,678,409                 --
Cost of units redeemed                                           (753,465)                --
Account charges                                                      (963)                --
                                                         -----------------  ----------------
Increase (decrease)                                             2,923,981                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         3,021,847                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      3,021,847   $             --
                                                         =================  ================

Units sold                                                      3,228,301                 --
Units redeemed                                                   (653,683)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,574,618                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       2,574,618                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      3,678,409
Cost of units redeemed/account charges                                               (754,428)
Net investment income (loss)                                                           35,176
Net realized gain (loss)                                                                  143
Realized gain distributions                                                            45,504
Net change in unrealized appreciation (depreciation)                                   17,043
                                                                             -----------------
Net assets                                                                   $      3,021,847
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17         2,575   $     3,022         1.25%         18.0%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         1.00%         18.3%
12/31/2016          0.99             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.75%         18.6%
12/31/2016          0.99             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.50%         18.9%
12/31/2016          0.99             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.25%         19.2%
12/31/2016          0.99             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.00%         19.5%
12/31/2016          1.00             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            T. ROWE PRICE RETIREMENT I 2035 FUND I CLASS - 872797709

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       520,721  $        513,688           39,681
                                                      ================  ===============
Receivables: investments sold                    302
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       521,023
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       521,023         438,569  $         1.19
Band 100                                        --              --            1.19
Band 75                                         --              --            1.19
Band 50                                         --              --            1.20
Band 25                                         --              --            1.20
Band 0                                          --              --            1.20
                                   ---------------  --------------
 Total                             $       521,023         438,569
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          6,910
Mortality & expense charges                                                             (1,592)
                                                                              -----------------
Net investment income (loss)                                                             5,318
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    80
Realized gain distributions                                                              8,446
Net change in unrealized appreciation (depreciation)                                     7,033
                                                                              -----------------
Net gain (loss)                                                                         15,559
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         20,877
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,318   $             --
Net realized gain (loss)                                               80                 --
Realized gain distributions                                         8,446                 --
Net change in unrealized appreciation (depreciation)                7,033                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  20,877                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          504,756                 --
Cost of units redeemed                                             (4,605)                --
Account charges                                                        (5)                --
                                                         -----------------  ----------------
Increase (decrease)                                               500,146                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           521,023                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        521,023   $             --
                                                         =================  ================

Units sold                                                        442,582                 --
Units redeemed                                                     (4,013)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           438,569                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         438,569                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        504,756
Cost of units redeemed/account charges                                                  (4,610)
Net investment income (loss)                                                             5,318
Net realized gain (loss)                                                                    80
Realized gain distributions                                                              8,446
Net change in unrealized appreciation (depreciation)                                     7,033
                                                                              -----------------
Net assets                                                                    $        521,023
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19           439   $       521         1.25%         19.5%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         1.00%         19.8%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.75%         20.1%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.50%         20.4%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.25%         20.7%
12/31/2016          0.99             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.00%         21.0%
12/31/2016          0.99             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            T. ROWE PRICE RETIREMENT I 2040 FUND I CLASS - 872797808

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,221,408   $     1,223,279           91,873
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (415)
                                     ---------------
Net assets                           $    1,220,993
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,220,993       1,019,544  $          1.20
Band 100                                         --              --             1.20
Band 75                                          --              --             1.20
Band 50                                          --              --             1.21
Band 25                                          --              --             1.21
Band 0                                           --              --             1.21
                                    ---------------  --------------
 Total                              $     1,220,993       1,019,544
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         16,006
Mortality & expense charges                                                            (2,365)
                                                                             -----------------
Net investment income (loss)                                                           13,641
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,237
Realized gain distributions                                                            20,452
Net change in unrealized appreciation (depreciation)                                   (1,871)
                                                                             -----------------
Net gain (loss)                                                                        19,818
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         33,459
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         13,641   $             --
Net realized gain (loss)                                            1,237                 --
Realized gain distributions                                        20,452                 --
Net change in unrealized appreciation (depreciation)               (1,871)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  33,459                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,107,729                 --
Cost of units redeemed                                           (919,144)                --
Account charges                                                    (1,051)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,187,534                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,220,993                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,220,993   $             --
                                                         =================  ================

Units sold                                                      1,803,509                 --
Units redeemed                                                   (783,965)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,019,544                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,019,544                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,107,729
Cost of units redeemed/account charges                                               (920,195)
Net investment income (loss)                                                           13,641
Net realized gain (loss)                                                                1,237
Realized gain distributions                                                            20,452
Net change in unrealized appreciation (depreciation)                                   (1,871)
                                                                             -----------------
Net assets                                                                   $      1,220,993
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20         1,020   $     1,221         1.25%         20.6%
12/31/2016          0.99             0             0         1.25%         -0.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%         20.9%
12/31/2016          0.99             0             0         1.00%         -0.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%         21.2%
12/31/2016          0.99             0             0         0.75%         -0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%         21.5%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.25%         21.8%
12/31/2016          0.99             0             0         0.25%         -0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.00%         22.1%
12/31/2016          0.99             0             0         0.00%         -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            T. ROWE PRICE RETIREMENT I 2045 FUND I CLASS - 872797881

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       709,780  $        698,600           53,172
                                                      ================  ===============
Receivables: investments sold                    607
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       710,387
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       710,387         591,026  $         1.20
Band 100                                        --              --            1.21
Band 75                                         --              --            1.21
Band 50                                         --              --            1.21
Band 25                                         --              --            1.21
Band 0                                          --              --            1.22
                                   ---------------  --------------
 Total                             $       710,387         591,026
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          8,765
Mortality & expense charges                                                            (2,174)
                                                                             -----------------
Net investment income (loss)                                                            6,591
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,127
Realized gain distributions                                                            11,343
Net change in unrealized appreciation (depreciation)                                   11,180
                                                                             -----------------
Net gain (loss)                                                                        23,650
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         30,241
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,591   $             --
Net realized gain (loss)                                            1,127                 --
Realized gain distributions                                        11,343                 --
Net change in unrealized appreciation (depreciation)               11,180                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  30,241                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          721,307                 --
Cost of units redeemed                                            (41,117)                --
Account charges                                                       (44)                --
                                                         -----------------  ----------------
Increase (decrease)                                               680,146                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           710,387                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        710,387   $             --
                                                         =================  ================

Units sold                                                        626,053                 --
Units redeemed                                                    (35,027)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           591,026                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         591,026                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        721,307
Cost of units redeemed/account charges                                                (41,161)
Net investment income (loss)                                                            6,591
Net realized gain (loss)                                                                1,127
Realized gain distributions                                                            11,343
Net change in unrealized appreciation (depreciation)                                   11,180
                                                                             -----------------
Net assets                                                                   $        710,387
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20           591   $       710         1.25%         21.0%
12/31/2016          0.99             0             0         1.25%         -0.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         1.00%         21.3%
12/31/2016          0.99             0             0         1.00%         -0.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.75%         21.6%
12/31/2016          0.99             0             0         0.75%         -0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%         21.9%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.25%         22.2%
12/31/2016          0.99             0             0         0.25%         -0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.00%         22.6%
12/31/2016          0.99             0             0         0.00%         -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            T. ROWE PRICE RETIREMENT I 2050 FUND I CLASS - 872797873

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $       572,700   $      565,649           41,528
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (17,885)
                                     ----------------
Net assets                           $       554,815
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       554,815         461,592  $         1.20
Band 100                                        --              --            1.21
Band 75                                         --              --            1.21
Band 50                                         --              --            1.21
Band 25                                         --              --            1.21
Band 0                                          --              --            1.22
                                   ---------------  --------------
 Total                             $       554,815         461,592
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          7,026
Mortality & expense charges                                                            (1,578)
                                                                             -----------------
Net investment income (loss)                                                            5,448
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  629
Realized gain distributions                                                             9,093
Net change in unrealized appreciation (depreciation)                                    7,051
                                                                             -----------------
Net gain (loss)                                                                        16,773
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         22,221
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,448   $             --
Net realized gain (loss)                                              629                 --
Realized gain distributions                                         9,093                 --
Net change in unrealized appreciation (depreciation)                7,051                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  22,221                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          672,570                 --
Cost of units redeemed                                           (139,839)                --
Account charges                                                      (137)                --
                                                         -----------------  ----------------
Increase (decrease)                                               532,594                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           554,815                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        554,815   $             --
                                                         =================  ================

Units sold                                                        579,991                 --
Units redeemed                                                   (118,399)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           461,592                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         461,592                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        672,570
Cost of units redeemed/account charges                                               (139,976)
Net investment income (loss)                                                            5,448
Net realized gain (loss)                                                                  629
Realized gain distributions                                                             9,093
Net change in unrealized appreciation (depreciation)                                    7,051
                                                                             -----------------
Net assets                                                                   $        554,815
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20           462   $       555         1.25%         21.0%
12/31/2016          0.99             0             0         1.25%         -0.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         1.00%         21.3%
12/31/2016          0.99             0             0         1.00%         -0.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.75%         21.6%
12/31/2016          0.99             0             0         0.75%         -0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%         21.9%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.25%         22.2%
12/31/2016          0.99             0             0         0.25%         -0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.00%         22.6%
12/31/2016          0.99             0             0         0.00%         -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            T. ROWE PRICE RETIREMENT I 2055 FUND I CLASS - 872797865

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         64,760  $        64,177            5,521
                                                       ===============  ===============
Receivables: investments sold                   9,060
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         73,820
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       73,820          61,407  $          1.20
Band 100                                        --              --             1.21
Band 75                                         --              --             1.21
Band 50                                         --              --             1.21
Band 25                                         --              --             1.21
Band 0                                          --              --             1.22
                                    --------------  --------------
 Total                              $       73,820          61,407
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            782
Mortality & expense charges                                                              (164)
                                                                             -----------------
Net investment income (loss)                                                              618
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  264
Realized gain distributions                                                               920
Net change in unrealized appreciation (depreciation)                                      583
                                                                             -----------------
Net gain (loss)                                                                         1,767
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          2,385
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            618   $             --
Net realized gain (loss)                                              264                 --
Realized gain distributions                                           920                 --
Net change in unrealized appreciation (depreciation)                  583                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   2,385                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           81,301                 --
Cost of units redeemed                                             (9,816)                --
Account charges                                                       (50)                --
                                                         -----------------  ----------------
Increase (decrease)                                                71,435                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            73,820                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         73,820   $             --
                                                         =================  ================

Units sold                                                         69,772                 --
Units redeemed                                                     (8,365)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            61,407                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          61,407                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         81,301
Cost of units redeemed/account charges                                                 (9,866)
Net investment income (loss)                                                              618
Net realized gain (loss)                                                                  264
Realized gain distributions                                                               920
Net change in unrealized appreciation (depreciation)                                      583
                                                                             -----------------
Net assets                                                                   $         73,820
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20            61   $        74         1.25%         21.1%
12/31/2016          0.99             0             0         1.25%         -0.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         1.00%         21.4%
12/31/2016          0.99             0             0         1.00%         -0.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.75%         21.7%
12/31/2016          0.99             0             0         0.75%         -0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%         22.0%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.25%         22.3%
12/31/2016          0.99             0             0         0.25%         -0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.00%         22.6%
12/31/2016          0.99             0             0         0.00%         -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            T. ROWE PRICE RETIREMENT I 2060 FUND I CLASS - 872797857

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         1,304  $         1,324               98
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         1,304
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         1,304            1,086  $         1.20
Band 100                                         --               --            1.20
Band 75                                          --               --            1.21
Band 50                                          --               --            1.21
Band 25                                          --               --            1.21
Band 0                                           --               --            1.22
                                    ---------------  ---------------
 Total                              $         1,304            1,086
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $             10
Mortality & expense charges                                                                  --
                                                                               -----------------
Net investment income (loss)                                                                 10
                                                                               -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      1
Realized gain distributions                                                                  16
Net change in unrealized appreciation (depreciation)                                        (20)
                                                                               -----------------
Net gain (loss)                                                                              (3)
                                                                               -----------------

Increase (decrease) in net assets from operations                              $              7
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             10   $             --
Net realized gain (loss)                                                1                 --
Realized gain distributions                                            16                 --
Net change in unrealized appreciation (depreciation)                  (20)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                       7                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            1,394                 --
Cost of units redeemed                                                (56)                --
Account charges                                                       (41)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 1,297                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             1,304                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          1,304   $             --
                                                         =================  ================

Units sold                                                          1,167                 --
Units redeemed                                                        (81)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             1,086                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           1,086                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $          1,394
Cost of units redeemed/account charges                                                      (97)
Net investment income (loss)                                                                 10
Net realized gain (loss)                                                                      1
Realized gain distributions                                                                  16
Net change in unrealized appreciation (depreciation)                                        (20)
                                                                               -----------------
Net assets                                                                     $          1,304
                                                                               =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             1   $         1         1.25%         21.0%
12/31/2016          0.99             0             0         1.25%         -0.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%         21.3%
12/31/2016          0.99             0             0         1.00%         -0.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.75%         21.6%
12/31/2016          0.99             0             0         0.75%         -0.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%         21.9%
12/31/2016          0.99             0             0         0.50%         -0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.25%         22.2%
12/31/2016          0.99             0             0         0.25%         -0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.00%         22.5%
12/31/2016          0.99             0             0         0.00%         -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     T. ROWE PRICE FINANCIAL SERVICES FUND I CLASS - 87282H108 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          1.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          1.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          1.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          1.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          1.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               T. ROWE PRICE REAL ESTATE FUND I CLASS - 779919307

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      384,665   $       392,676           13,392
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (153)
                                     ---------------
Net assets                           $      384,512
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       384,512         373,320  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.04
                                   ---------------  --------------
 Total                             $       384,512         373,320
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $           3,924
Mortality & expense charges                                                                 (549)
                                                                               ------------------
Net investment income (loss)                                                               3,375
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (7)
Realized gain distributions                                                                3,401
Net change in unrealized appreciation (depreciation)                                      (8,011)
                                                                               ------------------
Net gain (loss)                                                                           (4,617)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $          (1,242)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,375   $             --
Net realized gain (loss)                                               (7)                --
Realized gain distributions                                         3,401                 --
Net change in unrealized appreciation (depreciation)               (8,011)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (1,242)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          766,462                 --
Cost of units redeemed                                           (380,248)                --
Account charges                                                      (460)                --
                                                         -----------------  ----------------
Increase (decrease)                                               385,754                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           384,512                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        384,512   $             --
                                                         =================  ================

Units sold                                                        743,317                 --
Units redeemed                                                   (369,997)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           373,320                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         373,320                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $         766,462
Cost of units redeemed/account charges                                                  (380,708)
Net investment income (loss)                                                               3,375
Net realized gain (loss)                                                                      (7)
Realized gain distributions                                                                3,401
Net change in unrealized appreciation (depreciation)                                      (8,011)
                                                                               ------------------
Net assets                                                                     $         384,512
                                                                               ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/21/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03           373   $       385         1.25%          3.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.00%          3.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.75%          3.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.50%          3.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.25%          3.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.00%          3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            T. ROWE PRICE RETIREMENT I 2005 FUND I CLASS - 872797105

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         76,534  $        77,112            6,682
                                                       ===============  ===============
Receivables: investments sold                      45
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         76,579
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       76,579          73,778  $          1.04
Band 100                                        --              --             1.04
Band 75                                         --              --             1.04
Band 50                                         --              --             1.04
Band 25                                         --              --             1.04
Band 0                                          --              --             1.04
                                    --------------  --------------
 Total                              $       76,579          73,778
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          1,231
Mortality & expense charges                                                               (241)
                                                                              -----------------
Net investment income (loss)                                                               990
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    18
Realized gain distributions                                                              1,069
Net change in unrealized appreciation (depreciation)                                      (578)
                                                                              -----------------
Net gain (loss)                                                                            509
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          1,499
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            990   $             --
Net realized gain (loss)                                               18                 --
Realized gain distributions                                         1,069                 --
Net change in unrealized appreciation (depreciation)                 (578)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   1,499                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           76,166                 --
Cost of units redeemed                                             (1,086)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                75,080                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            76,579                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         76,579   $             --
                                                         =================  ================

Units sold                                                         74,831                 --
Units redeemed                                                     (1,053)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            73,778                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          73,778                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $         76,166
Cost of units redeemed/account charges                                                  (1,086)
Net investment income (loss)                                                               990
Net realized gain (loss)                                                                    18
Realized gain distributions                                                              1,069
Net change in unrealized appreciation (depreciation)                                      (578)
                                                                              -----------------
Net assets                                                                    $         76,579
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04            74   $        77         1.25%          3.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         1.00%          3.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.75%          4.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.50%          4.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.25%          4.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.00%          4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            T. ROWE PRICE RETIREMENT I 2010 FUND I CLASS - 872797204

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        111,456  $       111,923            9,515
                                                       ===============  ===============
Receivables: investments sold                      65
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        111,521
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       111,521         106,893  $         1.04
Band 100                                        --              --            1.04
Band 75                                         --              --            1.05
Band 50                                         --              --            1.05
Band 25                                         --              --            1.05
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $       111,521         106,893
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $          1,954
Mortality & expense charges                                                                (348)
                                                                               -----------------
Net investment income (loss)                                                              1,606
                                                                               -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      5
Realized gain distributions                                                               1,349
Net change in unrealized appreciation (depreciation)                                       (467)
                                                                               -----------------
Net gain (loss)                                                                             887
                                                                               -----------------

Increase (decrease) in net assets from operations                              $          2,493
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,606   $             --
Net realized gain (loss)                                                5                 --
Realized gain distributions                                         1,349                 --
Net change in unrealized appreciation (depreciation)                 (467)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   2,493                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          110,887                 --
Cost of units redeemed                                             (1,859)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                               109,028                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           111,521                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        111,521   $             --
                                                         =================  ================

Units sold                                                        108,691                 --
Units redeemed                                                     (1,798)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           106,893                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         106,893                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $        110,887
Cost of units redeemed/account charges                                                   (1,859)
Net investment income (loss)                                                              1,606
Net realized gain (loss)                                                                      5
Realized gain distributions                                                               1,349
Net change in unrealized appreciation (depreciation)                                       (467)
                                                                               -----------------
Net assets                                                                     $        111,521
                                                                               =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04           107   $       112         1.25%          4.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         1.00%          4.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.75%          4.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.50%          4.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.25%          4.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.00%          5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        THORNBURG LIMITED TERM U.S. GOVERNMENT FUND R3 CLASS - 885215491

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       221,897  $        226,028           17,214
                                                      ================  ===============
Receivables: investments sold                    857
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       222,754
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       211,324         180,814  $         1.17
Band 100                                    11,430           9,466            1.21
Band 75                                         --              --            1.25
Band 50                                         --              --            1.29
Band 25                                         --              --            1.33
Band 0                                          --              --            1.38
                                   ---------------  --------------
 Total                             $       222,754         190,280
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          4,052
Mortality & expense charges                                                             (3,426)
                                                                              -----------------
Net investment income (loss)                                                               626
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,370)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                        59
                                                                              -----------------
Net gain (loss)                                                                         (2,311)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (1,685)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            626   $             416
Net realized gain (loss)                                            (2,370)             (4,431)
Realized gain distributions                                             --                  --
Net change in unrealized appreciation (depreciation)                    59               2,357
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                   (1,685)             (1,658)
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                            36,861             205,043
Cost of units redeemed                                            (116,856)           (118,263)
Account charges                                                        (58)                (61)
                                                          -----------------  ------------------
Increase (decrease)                                                (80,053)             86,719
                                                          -----------------  ------------------
Net increase (decrease)                                            (81,738)             85,061
Net assets, beginning                                              304,492             219,431
                                                          -----------------  ------------------
Net assets, ending                                        $        222,754   $         304,492
                                                          =================  ==================

Units sold                                                          36,078             266,799
Units redeemed                                                    (102,500)           (195,659)
                                                          -----------------  ------------------
Net increase (decrease)                                            (66,422)             71,140
Units outstanding, beginning                                       256,702             185,562
                                                          -----------------  ------------------
Units outstanding, ending                                          190,280             256,702
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,622,051
Cost of units redeemed/account charges                                             (1,434,185)
Net investment income (loss)                                                           33,455
Net realized gain (loss)                                                                3,367
Realized gain distributions                                                             2,197
Net change in unrealized appreciation (depreciation)                                   (4,131)
                                                                             -----------------
Net assets                                                                   $        222,754
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17           181   $       211         1.25%         -0.7%
12/31/2016          1.18           190           224         1.25%         -0.3%
12/31/2015          1.18           176           208         1.25%         -1.0%
12/31/2014          1.19           192           229         1.25%          0.9%
12/31/2013          1.18           161           190         1.25%         -3.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             9   $        11         1.00%         -0.4%
12/31/2016          1.21            67            81         1.00%         -0.1%
12/31/2015          1.21            10            12         1.00%         -0.7%
12/31/2014          1.22             4             4         1.00%          1.2%
12/31/2013          1.21             0             0         1.00%         -2.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.75%         -0.2%
12/31/2016          1.25             0             0         0.75%          0.2%
12/31/2015          1.25             0             0         0.75%         -0.5%
12/31/2014          1.25             0             0         0.75%          1.4%
12/31/2013          1.24             0             0         0.75%         -2.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.50%          0.1%
12/31/2016          1.29             0             0         0.50%          0.4%
12/31/2015          1.28             0             0         0.50%         -0.2%
12/31/2014          1.29             0             0         0.50%          1.7%
12/31/2013          1.26             0             0         0.50%         -2.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.25%          0.3%
12/31/2016          1.33             0             0         0.25%          0.7%
12/31/2015          1.32             0             0         0.25%          0.0%
12/31/2014          1.32             0             0         0.25%          1.9%
12/31/2013          1.29             0             0         0.25%         -2.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.00%          0.6%
12/31/2016          1.37             0             0         0.00%          0.9%
12/31/2015          1.36             0             0         0.00%          0.3%
12/31/2014          1.35             0             0         0.00%          2.2%
12/31/2013          1.32             0             0         0.00%         -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.2%
    2015        1.4%
    2014        2.0%
    2013        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   THORNBURG VALUE FUND R3 CLASS - 885215533

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       378,326   $       251,554            5,632
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (33)
                                     ----------------
Net assets                           $       378,293
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       330,599         145,075  $         2.28
Band 100                                    47,694          20,258            2.35
Band 75                                         --              --            2.43
Band 50                                         --              --            2.51
Band 25                                         --              --            2.60
Band 0                                          --              --            2.68
                                   ---------------  --------------
 Total                             $       378,293         165,333
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          2,050
Mortality & expense charges                                                           (5,338)
                                                                            -----------------
Net investment income (loss)                                                          (3,288)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              64,479
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  27,165
                                                                            -----------------
Net gain (loss)                                                                       91,644
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         88,356
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,288)  $         (4,533)
Net realized gain (loss)                                           64,479             54,522
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               27,165            (19,472)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  88,356             30,517
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           20,985             53,111
Cost of units redeemed                                           (191,116)          (241,477)
Account charges                                                       (92)              (113)
                                                         -----------------  -----------------
Increase (decrease)                                              (170,223)          (188,479)
                                                         -----------------  -----------------
Net increase (decrease)                                           (81,867)          (157,962)
Net assets, beginning                                             460,160            618,122
                                                         -----------------  -----------------
Net assets, ending                                       $        378,293   $        460,160
                                                         =================  =================

Units sold                                                         16,343             35,300
Units redeemed                                                    (96,039)          (134,289)
                                                         -----------------  -----------------
Net increase (decrease)                                           (79,696)           (98,989)
Units outstanding, beginning                                      245,029            344,018
                                                         -----------------  -----------------
Units outstanding, ending                                         165,333            245,029
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     5,221,123
Cost of units redeemed/account charges                                           (5,292,281)
Net investment income (loss)                                                        (93,902)
Net realized gain (loss)                                                            312,253
Realized gain distributions                                                         104,328
Net change in unrealized appreciation (depreciation)                                126,772
                                                                            ----------------
Net assets                                                                  $       378,293
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.28           145   $       331         1.25%         21.8%
12/31/2016          1.87           213           399         1.25%          5.3%
12/31/2015          1.78           295           524         1.25%          2.2%
12/31/2014          1.74           567           986         1.25%         10.1%
12/31/2013          1.58           588           928         1.25%         37.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.35            20   $        48         1.00%         22.1%
12/31/2016          1.93            32            61         1.00%          5.6%
12/31/2015          1.83            27            49         1.00%          2.4%
12/31/2014          1.78            22            38         1.00%         10.4%
12/31/2013          1.61             0             0         1.00%         38.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.43             0   $         0         0.75%         22.4%
12/31/2016          1.99             0             0         0.75%          5.9%
12/31/2015          1.88             0             0         0.75%          2.7%
12/31/2014          1.83             0             0         0.75%         10.7%
12/31/2013          1.65             0             0         0.75%         38.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.51             0   $         0         0.50%         22.7%
12/31/2016          2.05             0             0         0.50%          6.1%
12/31/2015          1.93             0             0         0.50%          2.9%
12/31/2014          1.87             0             0         0.50%         11.0%
12/31/2013          1.69             0             0         0.50%         38.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.60             0   $         0         0.25%         23.0%
12/31/2016          2.11             0             0         0.25%          6.4%
12/31/2015          1.98             0             0         0.25%          3.2%
12/31/2014          1.92             0             0         0.25%         11.2%
12/31/2013          1.73             0             0         0.25%         39.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.68             0   $         0         0.00%         23.4%
12/31/2016          2.17             0             0         0.00%          6.6%
12/31/2015          2.04            22            45         0.00%          3.5%
12/31/2014          1.97            20            39         0.00%         11.5%
12/31/2013          1.77            17            30         0.00%         39.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        0.4%
    2015        0.0%
    2014        0.5%
    2013        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                THORNBURG CORE GROWTH FUND R5 CLASS - 885215350

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,249,201  $        877,808           34,402
                                                      ================  ===============
Receivables: investments sold                    295
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,249,496
                                     ===============


                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,249,496         774,107  $          1.61
Band 100                                        --              --             1.66
Band 75                                         --              --             1.70
Band 50                                         --              --             1.75
Band 25                                         --              --             1.79
Band 0                                          --              --             1.84
                                    --------------  --------------
 Total                              $    1,249,496         774,107
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (21,242)
                                                                            ----------------
Net investment income (loss)                                                        (21,242)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            344,293
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                 33,676
                                                                            ----------------
Net gain (loss)                                                                     377,969
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       356,727
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (21,242)  $        (21,866)
Net realized gain (loss)                                          344,293             69,869
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               33,676           (106,027)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 356,727            (58,024)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          276,229            196,204
Cost of units redeemed                                         (1,087,267)          (343,122)
Account charges                                                    (3,189)              (363)
                                                         -----------------  -----------------
Increase (decrease)                                              (814,227)          (147,281)
                                                         -----------------  -----------------
Net increase (decrease)                                          (457,500)          (205,305)
Net assets, beginning                                           1,706,996          1,912,301
                                                         -----------------  -----------------
Net assets, ending                                       $      1,249,496   $      1,706,996
                                                         =================  =================

Units sold                                                        182,916            157,037
Units redeemed                                                   (708,382)          (267,758)
                                                         -----------------  -----------------
Net increase (decrease)                                          (525,466)          (110,721)
Units outstanding, beginning                                    1,299,573          1,410,294
                                                         -----------------  -----------------
Units outstanding, ending                                         774,107          1,299,573
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     20,283,301
Cost of units redeemed/account charges                                           (18,559,727)
Net investment income (loss)                                                        (516,585)
Net realized gain (loss)                                                            (329,051)
Realized gain distributions                                                              165
Net change in unrealized appreciation (depreciation)                                 371,393
                                                                            -----------------
Net assets                                                                  $      1,249,496
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.61           774   $     1,249         1.25%         22.9%
12/31/2016          1.31         1,300         1,707         1.25%         -3.1%
12/31/2015          1.36         1,410         1,912         1.25%          1.9%
12/31/2014          1.33         1,782         2,372         1.25%         -0.7%
12/31/2013          1.34         1,524         2,043         1.25%         41.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.66             0   $         0         1.00%         23.2%
12/31/2016          1.35             0             0         1.00%         -2.9%
12/31/2015          1.39             0             0         1.00%          2.1%
12/31/2014          1.36             0             0         1.00%         -0.5%
12/31/2013          1.36             0             0         1.00%         41.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.70             0   $         0         0.75%         23.5%
12/31/2016          1.38             0             0         0.75%         -2.6%
12/31/2015          1.42             0             0         0.75%          2.4%
12/31/2014          1.38             0             0         0.75%         -0.2%
12/31/2013          1.39             0             0         0.75%         42.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.75             0   $         0         0.50%         23.8%
12/31/2016          1.41             0             0         0.50%         -2.4%
12/31/2015          1.45             0             0         0.50%          2.6%
12/31/2014          1.41             0             0         0.50%          0.0%
12/31/2013          1.41             0             0         0.50%         42.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.79             0   $         0         0.25%         24.1%
12/31/2016          1.45             0             0         0.25%         -2.2%
12/31/2015          1.48             0             0         0.25%          2.9%
12/31/2014          1.44             0             0         0.25%          0.3%
12/31/2013          1.43             0             0         0.25%         42.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.84             0   $         0         0.00%         24.4%
12/31/2016          1.48             0             0         0.00%         -1.9%
12/31/2015          1.51             0             0         0.00%          3.2%
12/31/2014          1.46             0             0         0.00%          0.5%
12/31/2013          1.46             0             0         0.00%         43.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                THORNBURG CORE GROWTH FUND R3 CLASS - 885215517

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      965,170   $       729,314           28,523
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (515)
                                     ---------------
Net assets                           $      964,655
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       858,697         363,715  $         2.36
Band 100                                   105,958          43,440            2.44
Band 75                                         --              --            2.52
Band 50                                         --              --            2.60
Band 25                                         --              --            2.69
Band 0                                          --              --            2.78
                                   ---------------  --------------
 Total                             $       964,655         407,155
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (11,411)
                                                                            -----------------
Net investment income (loss)                                                         (11,411)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              68,403
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 139,087
                                                                            -----------------
Net gain (loss)                                                                      207,490
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        196,079
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (11,411)  $        (11,454)
Net realized gain (loss)                                           68,403             15,075
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              139,087            (47,930)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 196,079            (44,309)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          139,450            171,196
Cost of units redeemed                                           (371,409)          (230,722)
Account charges                                                      (255)              (271)
                                                         -----------------  -----------------
Increase (decrease)                                              (232,214)           (59,797)
                                                         -----------------  -----------------
Net increase (decrease)                                           (36,135)          (104,106)
Net assets, beginning                                           1,000,790          1,104,896
                                                         -----------------  -----------------
Net assets, ending                                       $        964,655   $      1,000,790
                                                         =================  =================

Units sold                                                         77,151             96,387
Units redeemed                                                   (182,533)          (129,451)
                                                         -----------------  -----------------
Net increase (decrease)                                          (105,382)           (33,064)
Units outstanding, beginning                                      512,537            545,601
                                                         -----------------  -----------------
Units outstanding, ending                                         407,155            512,537
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     16,860,119
Cost of units redeemed/account charges                                           (16,836,644)
Net investment income (loss)                                                        (301,754)
Net realized gain (loss)                                                           1,000,524
Realized gain distributions                                                            6,554
Net change in unrealized appreciation (depreciation)                                 235,856
                                                                            -----------------
Net assets                                                                  $        964,655
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.36           364   $       859         1.25%         22.3%
12/31/2016          1.93           421           813         1.25%         -3.7%
12/31/2015          2.00           430           863         1.25%          1.4%
12/31/2014          1.98           484           956         1.25%         -1.2%
12/31/2013          2.00           600         1,201         1.25%         40.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.44            43   $       106         1.00%         22.6%
12/31/2016          1.99            69           138         1.00%         -3.4%
12/31/2015          2.06            96           198         1.00%          1.7%
12/31/2014          2.03           114           231         1.00%         -1.0%
12/31/2013          2.05             1             1         1.00%         41.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.52             0   $         0         0.75%         22.9%
12/31/2016          2.05             0             0         0.75%         -3.2%
12/31/2015          2.12             0             0         0.75%          1.9%
12/31/2014          2.08             0             0         0.75%         -0.7%
12/31/2013          2.09             0             0         0.75%         41.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.60             0   $         0         0.50%         23.2%
12/31/2016          2.11             0             0         0.50%         -2.9%
12/31/2015          2.18             0             0         0.50%          2.2%
12/31/2014          2.13             0             0         0.50%         -0.5%
12/31/2013          2.14             0             0         0.50%         41.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.69             0   $         0         0.25%         23.5%
12/31/2016          2.18             0             0         0.25%         -2.7%
12/31/2015          2.24             0             0         0.25%          2.4%
12/31/2014          2.19             0             0         0.25%         -0.3%
12/31/2013          2.19             0             0         0.25%         42.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.78             0   $         0         0.00%         23.8%
12/31/2016          2.24            22            50         0.00%         -2.5%
12/31/2015          2.30            19            45         0.00%          2.7%
12/31/2014          2.24            20            46         0.00%          0.0%
12/31/2013          2.24            33            73         0.00%         42.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            THORNBURG INTERNATIONAL VALUE FUND R5 CLASS - 885215368

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       641,627   $       661,806           25,398
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (73)
                                     ----------------
Net assets                           $       641,554
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       641,554         507,111  $         1.27
Band 100                                        --              --            1.30
Band 75                                         --              --            1.33
Band 50                                         --              --            1.37
Band 25                                         --              --            1.41
Band 0                                          --              --            1.44
                                   ---------------  --------------
 Total                             $       641,554         507,111
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          6,453
Mortality & expense charges                                                            (8,469)
                                                                             -----------------
Net investment income (loss)                                                           (2,016)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,729
Realized gain distributions                                                            88,583
Net change in unrealized appreciation (depreciation)                                   57,194
                                                                             -----------------
Net gain (loss)                                                                       149,506
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        147,490
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,016)  $          7,300
Net realized gain (loss)                                            3,729           (449,116)
Realized gain distributions                                        88,583                 --
Net change in unrealized appreciation (depreciation)               57,194            303,606
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 147,490           (138,210)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          126,000            261,908
Cost of units redeemed                                           (277,740)        (2,102,102)
Account charges                                                      (977)            (1,085)
                                                         -----------------  -----------------
Increase (decrease)                                              (152,717)        (1,841,279)
                                                         -----------------  -----------------
Net increase (decrease)                                            (5,227)        (1,979,489)
Net assets, beginning                                             646,781          2,626,270
                                                         -----------------  -----------------
Net assets, ending                                       $        641,554   $        646,781
                                                         =================  =================

Units sold                                                        114,301            256,488
Units redeemed                                                   (240,246)        (1,995,817)
                                                         -----------------  -----------------
Net increase (decrease)                                          (125,945)        (1,739,329)
Units outstanding, beginning                                      633,056          2,372,385
                                                         -----------------  -----------------
Units outstanding, ending                                         507,111            633,056
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     37,968,985
Cost of units redeemed/account charges                                           (37,390,915)
Net investment income (loss)                                                          69,665
Net realized gain (loss)                                                            (845,767)
Realized gain distributions                                                          859,765
Net change in unrealized appreciation (depreciation)                                 (20,179)
                                                                            -----------------
Net assets                                                                  $        641,554
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27           507   $       642         1.25%         23.8%
12/31/2016          1.02           633           647         1.25%         -3.7%
12/31/2015          1.06         1,454         1,542         1.25%          5.3%
12/31/2014          1.01         2,973         2,995         1.25%         -6.8%
12/31/2013          1.08         7,915         8,556         1.25%         14.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         1.00%         24.1%
12/31/2016          1.05             0             0         1.00%         -3.4%
12/31/2015          1.08             0             0         1.00%          5.5%
12/31/2014          1.03             0             0         1.00%         -6.6%
12/31/2013          1.10             0             0         1.00%         14.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.75%         24.4%
12/31/2016          1.07             0             0         0.75%         -3.2%
12/31/2015          1.11             0             0         0.75%          5.8%
12/31/2014          1.05             0             0         0.75%         -6.3%
12/31/2013          1.12             0             0         0.75%         14.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.50%         24.8%
12/31/2016          1.10             0             0         0.50%         -2.9%
12/31/2015          1.13             0             0         0.50%          6.1%
12/31/2014          1.07             0             0         0.50%         -6.1%
12/31/2013          1.14             0             0         0.50%         15.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.25%         25.1%
12/31/2016          1.12             0             0         0.25%         -2.7%
12/31/2015          1.16             0             0         0.25%          6.3%
12/31/2014          1.09             0             0         0.25%         -5.9%
12/31/2013          1.15             0             0         0.25%         15.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44             0   $         0         0.00%         25.4%
12/31/2016          1.15             0             0         0.00%         -2.4%
12/31/2015          1.18           918         1,084         0.00%          6.6%
12/31/2014          1.11           832           921         0.00%         -5.6%
12/31/2013          1.17           901         1,058         0.00%         15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        1.3%
    2015        1.1%
    2014        0.9%
    2013        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            THORNBURG INTERNATIONAL VALUE FUND R3 CLASS - 885215525

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     2,210,966   $    2,335,102           89,046
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (30,207)
                                     ----------------
Net assets                           $     2,180,759
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,768,141         883,927  $          2.00
Band 100                                    412,578         199,638             2.07
Band 75                                          --              --             2.14
Band 50                                          40              18             2.21
Band 25                                          --              --             2.28
Band 0                                           --              --             2.35
                                    ---------------  --------------
 Total                              $     2,180,759       1,083,583
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         13,947
Mortality & expense charges                                                           (26,107)
                                                                             -----------------
Net investment income (loss)                                                          (12,160)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (26,052)
Realized gain distributions                                                           311,876
Net change in unrealized appreciation (depreciation)                                  194,515
                                                                             -----------------
Net gain (loss)                                                                       480,339
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        468,179
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (12,160)  $          6,876
Net realized gain (loss)                                          (26,052)          (199,976)
Realized gain distributions                                       311,876                 --
Net change in unrealized appreciation (depreciation)              194,515             44,448
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 468,179           (148,652)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          193,872            342,202
Cost of units redeemed                                           (753,417)        (1,206,140)
Account charges                                                    (1,153)            (2,714)
                                                         -----------------  -----------------
Increase (decrease)                                              (560,698)          (866,652)
                                                         -----------------  -----------------
Net increase (decrease)                                           (92,519)        (1,015,304)
Net assets, beginning                                           2,273,278          3,288,582
                                                         -----------------  -----------------
Net assets, ending                                       $      2,180,759   $      2,273,278
                                                         =================  =================

Units sold                                                        111,289            226,490
Units redeemed                                                   (417,453)          (753,694)
                                                         -----------------  -----------------
Net increase (decrease)                                          (306,164)          (527,204)
Units outstanding, beginning                                    1,389,747          1,916,951
                                                         -----------------  -----------------
Units outstanding, ending                                       1,083,583          1,389,747
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     29,765,018
Cost of units redeemed/account charges                                           (30,803,533)
Net investment income (loss)                                                        (246,571)
Net realized gain (loss)                                                           1,558,563
Realized gain distributions                                                        2,031,418
Net change in unrealized appreciation (depreciation)                                (124,136)
                                                                            -----------------
Net assets                                                                  $      2,180,759
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00           884   $     1,768         1.25%         23.2%
12/31/2016          1.62         1,123         1,822         1.25%         -4.1%
12/31/2015          1.69         1,526         2,583         1.25%          4.7%
12/31/2014          1.62         2,282         3,687         1.25%         -7.2%
12/31/2013          1.74         4,659         8,114         1.25%         13.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.07           200   $       413         1.00%         23.5%
12/31/2016          1.67           247           413         1.00%         -3.8%
12/31/2015          1.74           263           457         1.00%          5.0%
12/31/2014          1.66           248           411         1.00%         -7.0%
12/31/2013          1.78            34            61         1.00%         13.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.14             0   $         0         0.75%         23.9%
12/31/2016          1.72             0             0         0.75%         -3.6%
12/31/2015          1.79             0             0         0.75%          5.3%
12/31/2014          1.70             0             0         0.75%         -6.8%
12/31/2013          1.82             0             0         0.75%         14.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.21             0   $         0         0.50%         24.2%
12/31/2016          1.78             0             0         0.50%         -3.4%
12/31/2015          1.84             0             0         0.50%          5.5%
12/31/2014          1.74             0             0         0.50%         -6.5%
12/31/2013          1.86             0             0         0.50%         14.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.28             0   $         0         0.25%         24.5%
12/31/2016          1.83             0             0         0.25%         -3.1%
12/31/2015          1.89             0             0         0.25%          5.8%
12/31/2014          1.79             0             0         0.25%         -6.3%
12/31/2013          1.91             0             0         0.25%         14.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.35             0   $         0         0.00%         24.8%
12/31/2016          1.89            20            38         0.00%         -2.9%
12/31/2015          1.94           128           249         0.00%          6.1%
12/31/2014          1.83           133           244         0.00%         -6.1%
12/31/2013          1.95           176           343         0.00%         15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        1.4%
    2015        0.7%
    2014        0.5%
    2013        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         THORNBURG INVESTMENT INCOME BUILDER FUND R5 CLASS - 885215236

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        639,899  $       603,024           29,049
                                                       ===============  ===============
Receivables: investments sold                   1,519
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        641,418
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       641,418         368,672  $         1.74
Band 100                                        --              --            1.77
Band 75                                         --              --            1.81
Band 50                                         --              --            1.84
Band 25                                         --              --            1.88
Band 0                                          --              --            1.91
                                   ---------------  --------------
 Total                             $       641,418         368,672
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         41,145
Mortality & expense charges                                                          (11,602)
                                                                            -----------------
Net investment income (loss)                                                          29,543
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              15,022
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  73,875
                                                                            -----------------
Net gain (loss)                                                                       88,897
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        118,440
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         29,543   $         30,537
Net realized gain (loss)                                           15,022            (23,362)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               73,875             76,634
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 118,440             83,809
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          164,577            196,069
Cost of units redeemed                                           (719,932)          (246,773)
Account charges                                                    (1,951)            (2,544)
                                                         -----------------  -----------------
Increase (decrease)                                              (557,306)           (53,248)
                                                         -----------------  -----------------
Net increase (decrease)                                          (438,866)            30,561
Net assets, beginning                                           1,080,284          1,049,723
                                                         -----------------  -----------------
Net assets, ending                                       $        641,418   $      1,080,284
                                                         =================  =================

Units sold                                                        123,183            135,830
Units redeemed                                                   (460,091)          (173,588)
                                                         -----------------  -----------------
Net increase (decrease)                                          (336,908)           (37,758)
Units outstanding, beginning                                      705,580            743,338
                                                         -----------------  -----------------
Units outstanding, ending                                         368,672            705,580
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      3,501,681
Cost of units redeemed/account charges                                             (3,013,092)
Net investment income (loss)                                                          108,041
Net realized gain (loss)                                                                7,913
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   36,875
                                                                             -----------------
Net assets                                                                   $        641,418
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.74           369   $       641         1.25%         13.6%
12/31/2016          1.53           706         1,080         1.25%          8.4%
12/31/2015          1.41           743         1,050         1.25%         -6.5%
12/31/2014          1.51           653           986         1.25%          3.5%
12/31/2013          1.46           193           281         1.25%         15.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77             0   $         0         1.00%         13.9%
12/31/2016          1.56             0             0         1.00%          8.7%
12/31/2015          1.43             0             0         1.00%         -6.2%
12/31/2014          1.53             0             0         1.00%          3.8%
12/31/2013          1.47             0             0         1.00%         15.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.81             0   $         0         0.75%         14.2%
12/31/2016          1.58             0             0         0.75%          9.0%
12/31/2015          1.45             0             0         0.75%         -6.0%
12/31/2014          1.54             0             0         0.75%          4.0%
12/31/2013          1.48             0             0         0.75%         15.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.84             0   $         0         0.50%         14.5%
12/31/2016          1.61             0             0         0.50%          9.2%
12/31/2015          1.47             0             0         0.50%         -5.8%
12/31/2014          1.56             0             0         0.50%          4.3%
12/31/2013          1.50             0             0         0.50%         16.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88             0   $         0         0.25%         14.8%
12/31/2016          1.64             0             0         0.25%          9.5%
12/31/2015          1.49             0             0         0.25%         -5.5%
12/31/2014          1.58             0             0         0.25%          4.6%
12/31/2013          1.51             0             0         0.25%         16.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.91             0   $         0         0.00%         15.1%
12/31/2016          1.66             0             0         0.00%          9.8%
12/31/2015          1.51             0             0         0.00%         -5.3%
12/31/2014          1.60             0             0         0.00%          4.8%
12/31/2013          1.53             0             0         0.00%         16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.8%
    2016        4.1%
    2015        4.0%
    2014        3.7%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         THORNBURG INVESTMENT INCOME BUILDER FUND R3 CLASS - 885215384

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        777,972  $       745,368           35,610
                                                       ===============  ===============
Receivables: investments sold                   3,325
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        781,297
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       700,386         418,043  $         1.68
Band 100                                    80,911          47,386            1.71
Band 75                                         --              --            1.74
Band 50                                         --              --            1.77
Band 25                                         --              --            1.81
Band 0                                          --              --            1.84
                                   ---------------  --------------
 Total                             $       781,297         465,429
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $         29,086
Mortality & expense charges                                                             (8,639)
                                                                              -----------------
Net investment income (loss)                                                            20,447
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,577)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    69,942
                                                                              -----------------
Net gain (loss)                                                                         67,365
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         87,812
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         20,447   $         18,343
Net realized gain (loss)                                            (2,577)           (35,338)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                69,942             72,564
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   87,812             55,569
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           124,172            138,630
Cost of units redeemed                                            (114,846)          (315,982)
Account charges                                                       (213)              (189)
                                                          -----------------  -----------------
Increase (decrease)                                                  9,113           (177,541)
                                                          -----------------  -----------------
Net increase (decrease)                                             96,925           (121,972)
Net assets, beginning                                              684,372            806,344
                                                          -----------------  -----------------
Net assets, ending                                        $        781,297   $        684,372
                                                          =================  =================

Units sold                                                          79,588             97,387
Units redeemed                                                     (75,442)          (220,540)
                                                          -----------------  -----------------
Net increase (decrease)                                              4,146           (123,153)
Units outstanding, beginning                                       461,283            584,436
                                                          -----------------  -----------------
Units outstanding, ending                                          465,429            461,283
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,298,760
Cost of units redeemed/account charges                                             (1,602,531)
Net investment income (loss)                                                          128,754
Net realized gain (loss)                                                              (76,290)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   32,604
                                                                             -----------------
Net assets                                                                   $        781,297
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.68           418   $       700         1.25%         13.1%
12/31/2016          1.48           407           603         1.25%          7.9%
12/31/2015          1.37           493           677         1.25%         -7.0%
12/31/2014          1.48           871         1,285         1.25%          3.0%
12/31/2013          1.43           418           598         1.25%         14.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.71            47   $        81         1.00%         13.4%
12/31/2016          1.51            54            82         1.00%          8.1%
12/31/2015          1.39            64            89         1.00%         -6.7%
12/31/2014          1.49            49            73         1.00%          3.3%
12/31/2013          1.45             0             0         1.00%         14.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.74             0   $         0         0.75%         13.7%
12/31/2016          1.53             0             0         0.75%          8.4%
12/31/2015          1.41             0             0         0.75%         -6.5%
12/31/2014          1.51             0             0         0.75%          3.5%
12/31/2013          1.46             0             0         0.75%         15.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77             0   $         0         0.50%         14.0%
12/31/2016          1.56             0             0         0.50%          8.7%
12/31/2015          1.43             0             0         0.50%         -6.3%
12/31/2014          1.53             0             0         0.50%          3.8%
12/31/2013          1.47             0             0         0.50%         15.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.81             0   $         0         0.25%         14.3%
12/31/2016          1.58             0             0         0.25%          8.9%
12/31/2015          1.45             0             0         0.25%         -6.0%
12/31/2014          1.54             0             0         0.25%          4.0%
12/31/2013          1.48             0             0         0.25%         15.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.84             0   $         0         0.00%         14.6%
12/31/2016          1.61             0             0         0.00%          9.2%
12/31/2015          1.47            28            41         0.00%         -5.8%
12/31/2014          1.56            62            97         0.00%          4.3%
12/31/2013          1.50             0             0         0.00%         16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.0%
    2016        3.7%
    2015        4.2%
    2014        4.4%
    2013        4.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            THORNBURG LIMITED TERM INCOME FUND R3 CLASS - 885215483

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     6,665,471  $      6,648,831          500,502
                                                      ================  ===============
Receivables: investments sold                 41,266
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     6,706,737
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,720,184       4,127,674  $          1.39
Band 100                                    421,640         294,478             1.43
Band 75                                          --              --             1.48
Band 50                                          --              --             1.53
Band 25                                          --              --             1.58
Band 0                                      564,913         346,306             1.63
                                    ---------------  --------------
 Total                              $     6,706,737       4,768,458
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        113,811
Mortality & expense charges                                                          (73,821)
                                                                            -----------------
Net investment income (loss)                                                          39,990
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              18,304
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                   8,579
                                                                            -----------------
Net gain (loss)                                                                       26,883
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         66,873
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         39,990   $         52,887
Net realized gain (loss)                                           18,304            (28,097)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                8,579            131,183
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  66,873            155,973
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,404,979          7,362,149
Cost of units redeemed                                         (2,954,761)       (11,359,825)
Account charges                                                   (14,007)            (8,536)
                                                         -----------------  -----------------
Increase (decrease)                                               436,211         (4,006,212)
                                                         -----------------  -----------------
Net increase (decrease)                                           503,084         (3,850,239)
Net assets, beginning                                           6,203,653         10,053,892
                                                         -----------------  -----------------
Net assets, ending                                       $      6,706,737   $      6,203,653
                                                         =================  =================

Units sold                                                      2,445,977          5,200,100
Units redeemed                                                 (2,145,850)        (8,038,619)
                                                         -----------------  -----------------
Net increase (decrease)                                           300,127         (2,838,519)
Units outstanding, beginning                                    4,468,331          7,306,850
                                                         -----------------  -----------------
Units outstanding, ending                                       4,768,458          4,468,331
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    69,266,284
Cost of units redeemed/account charges                                          (63,876,727)
Net investment income (loss)                                                        906,848
Net realized gain (loss)                                                            187,840
Realized gain distributions                                                         205,852
Net change in unrealized appreciation (depreciation)                                 16,640
                                                                            ----------------
Net assets                                                                  $     6,706,737
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39         4,128   $     5,720         1.25%          0.9%
12/31/2016          1.37         3,829         5,259         1.25%          1.7%
12/31/2015          1.35         5,900         7,967         1.25%         -0.9%
12/31/2014          1.36        11,883        16,192         1.25%          2.1%
12/31/2013          1.33         7,136         9,524         1.25%         -1.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43           294   $       422         1.00%          1.1%
12/31/2016          1.42           425           602         1.00%          2.0%
12/31/2015          1.39           582           809         1.00%         -0.6%
12/31/2014          1.40           470           657         1.00%          2.3%
12/31/2013          1.37             1             2         1.00%         -1.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.48             0   $         0         0.75%          1.4%
12/31/2016          1.46             0             0         0.75%          2.2%
12/31/2015          1.43             0             0         0.75%         -0.4%
12/31/2014          1.43             0             0         0.75%          2.6%
12/31/2013          1.40             0             0         0.75%         -1.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.53             0   $         0         0.50%          1.6%
12/31/2016          1.50             0             0         0.50%          2.5%
12/31/2015          1.46             0             0         0.50%         -0.2%
12/31/2014          1.47             0             0         0.50%          2.9%
12/31/2013          1.43             0             0         0.50%         -0.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.58             0   $         0         0.25%          1.9%
12/31/2016          1.55             0             0         0.25%          2.7%
12/31/2015          1.51             0             0         0.25%          0.1%
12/31/2014          1.51             0             0         0.25%          3.1%
12/31/2013          1.46             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.63           346   $       565         0.00%          2.2%
12/31/2016          1.60           214           342         0.00%          3.0%
12/31/2015          1.55           824         1,278         0.00%          0.4%
12/31/2014          1.54           239           369         0.00%          3.4%
12/31/2013          1.49           271           406         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        1.7%
    2015        1.8%
    2014        2.1%
    2013        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            THORNBURG LIMITED TERM INCOME FUND R5 CLASS - 885216853

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    11,356,348  $    11,342,269          855,977
                                                      ===============  ===============
Receivables: investments sold                105,184
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    11,461,532
                                     ===============


                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   11,461,532      11,248,706  $          1.02
Band 100                                        --              --             1.03
Band 75                                         --              --             1.03
Band 50                                         --              --             1.04
Band 25                                         --              --             1.05
Band 0                                          --              --             1.06
                                    --------------  --------------
 Total                              $   11,461,532      11,248,706
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        207,711
Mortality & expense charges                                                         (123,838)
                                                                            -----------------
Net investment income (loss)                                                          83,873
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              29,330
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  (1,602)
                                                                            -----------------
Net gain (loss)                                                                       27,728
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        111,601
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         83,873   $         75,059
Net realized gain (loss)                                           29,330            (23,351)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (1,602)           159,751
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 111,601            211,459
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        8,261,429          7,755,246
Cost of units redeemed                                         (3,185,753)       (14,909,851)
Account charges                                                   (55,825)           (26,673)
                                                         -----------------  -----------------
Increase (decrease)                                             5,019,851         (7,181,278)
                                                         -----------------  -----------------
Net increase (decrease)                                         5,131,452         (6,969,819)
Net assets, beginning                                           6,330,080         13,299,899
                                                         -----------------  -----------------
Net assets, ending                                       $     11,461,532   $      6,330,080
                                                         =================  =================

Units sold                                                      9,357,135         10,454,653
Units redeemed                                                 (4,401,687)       (17,645,774)
                                                         -----------------  -----------------
Net increase (decrease)                                         4,955,448         (7,191,121)
Units outstanding, beginning                                    6,293,258         13,484,379
                                                         -----------------  -----------------
Units outstanding, ending                                      11,248,706          6,293,258
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $     37,140,746
Cost of units redeemed/account charges                                             (25,901,121)
Net investment income (loss)                                                           211,119
Net realized gain (loss)                                                                (3,291)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    14,079
                                                                              -----------------
Net assets                                                                    $     11,461,532
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/3/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02        11,249   $    11,462         1.25%          1.3%
12/31/2016          1.01         6,293         6,330         1.25%          2.0%
12/31/2015          0.99        13,484        13,300         1.25%         -1.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.00%          1.6%
12/31/2016          1.01             0             0         1.00%          2.2%
12/31/2015          0.99             0             0         1.00%         -1.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.75%          1.8%
12/31/2016          1.02             0             0         0.75%          2.5%
12/31/2015          0.99             0             0         0.75%         -0.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.50%          2.1%
12/31/2016          1.02             0             0         0.50%          2.7%
12/31/2015          0.99             0             0         0.50%         -0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         0.25%          2.3%
12/31/2016          1.03             0             0         0.25%          3.0%
12/31/2015          1.00             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.00%          2.6%
12/31/2016          1.03             0             0         0.00%          3.3%
12/31/2015          1.00             0             0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.3%
    2016        1.9%
    2015        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      THORNBURG INTERNATIONAL VALUE FUND R6 CLASS - 885216804 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.25%          1.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          1.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          1.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          1.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          1.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            THORNBURG LIMITED TERM INCOME FUND R6 CLASS - 885216671

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       462,748   $       464,393           34,157
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,356)
                                     ----------------
Net assets                           $       458,392
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       458,392         457,256  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $       458,392         457,256
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $           2,201
Mortality & expense charges                                                               (1,144)
                                                                               ------------------
Net investment income (loss)                                                               1,057
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (2)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                      (1,645)
                                                                               ------------------
Net gain (loss)                                                                           (1,647)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $            (590)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,057   $             --
Net realized gain (loss)                                               (2)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (1,645)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (590)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          481,485                 --
Cost of units redeemed                                            (22,303)                --
Account charges                                                      (200)                --
                                                         -----------------  ----------------
Increase (decrease)                                               458,982                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           458,392                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        458,392   $             --
                                                         =================  ================

Units sold                                                        479,746                 --
Units redeemed                                                    (22,490)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           457,256                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         457,256                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $         481,485
Cost of units redeemed/account charges                                                   (22,503)
Net investment income (loss)                                                               1,057
Net realized gain (loss)                                                                      (2)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                      (1,645)
                                                                               ------------------
Net assets                                                                     $         458,392
                                                                               ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00           457   $       458         1.25%          0.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.00%          0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          0.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          TIAA-CREF SOCIAL CHOICE EQUITY RETIREMENT CLASS - 87244W755

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     3,624,626   $    3,157,660          184,569
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (29,212)
                                     ----------------
Net assets                           $     3,595,414
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,595,414       1,504,250  $          2.39
Band 100                                         --              --             2.44
Band 75                                          --              --             2.49
Band 50                                          --              --             2.54
Band 25                                          --              --             2.59
Band 0                                           --              --             2.64
                                    ---------------  --------------
 Total                              $     3,595,414       1,504,250
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        48,008
Mortality & expense charges                                                         (43,338)
                                                                            ----------------
Net investment income (loss)                                                          4,670
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            182,057
Realized gain distributions                                                          83,225
Net change in unrealized appreciation (depreciation)                                338,899
                                                                            ----------------
Net gain (loss)                                                                     604,181
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       608,851
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,670   $         22,257
Net realized gain (loss)                                          182,057             48,521
Realized gain distributions                                        83,225            132,247
Net change in unrealized appreciation (depreciation)              338,899            180,288
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 608,851            383,313
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,448,337            864,373
Cost of units redeemed                                         (1,689,929)        (1,061,705)
Account charges                                                    (3,413)            (3,564)
                                                         -----------------  -----------------
Increase (decrease)                                              (245,005)          (200,896)
                                                         -----------------  -----------------
Net increase (decrease)                                           363,846            182,417
Net assets, beginning                                           3,231,568          3,049,151
                                                         -----------------  -----------------
Net assets, ending                                       $      3,595,414   $      3,231,568
                                                         =================  =================

Units sold                                                        676,914            472,850
Units redeemed                                                   (783,501)          (561,866)
                                                         -----------------  -----------------
Net increase (decrease)                                          (106,587)           (89,016)
Units outstanding, beginning                                    1,610,837          1,699,853
                                                         -----------------  -----------------
Units outstanding, ending                                       1,504,250          1,610,837
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     6,677,688
Cost of units redeemed/account charges                                           (4,477,408)
Net investment income (loss)                                                         50,796
Net realized gain (loss)                                                            526,180
Realized gain distributions                                                         351,192
Net change in unrealized appreciation (depreciation)                                466,966
                                                                            ----------------
Net assets                                                                  $     3,595,414
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.39         1,504   $     3,595         1.25%         19.1%
12/31/2016          2.01         1,611         3,232         1.25%         11.8%
12/31/2015          1.79         1,700         3,049         1.25%         -3.9%
12/31/2014          1.87         1,207         2,254         1.25%          9.6%
12/31/2013          1.70           744         1,267         1.25%         32.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.44             0   $         0         1.00%         19.4%
12/31/2016          2.04             0             0         1.00%         12.1%
12/31/2015          1.82             0             0         1.00%         -3.7%
12/31/2014          1.89             0             0         1.00%          9.9%
12/31/2013          1.72             0             0         1.00%         32.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.49             0   $         0         0.75%         19.7%
12/31/2016          2.08             0             0         0.75%         12.4%
12/31/2015          1.85             0             0         0.75%         -3.4%
12/31/2014          1.91             0             0         0.75%         10.2%
12/31/2013          1.74             0             0         0.75%         32.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.54             0   $         0         0.50%         20.0%
12/31/2016          2.11             0             0         0.50%         12.7%
12/31/2015          1.88             0             0         0.50%         -3.2%
12/31/2014          1.94             0             0         0.50%         10.5%
12/31/2013          1.75             0             0         0.50%         33.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.59             0   $         0         0.25%         20.3%
12/31/2016          2.15             0             0         0.25%         13.0%
12/31/2015          1.91             0             0         0.25%         -2.9%
12/31/2014          1.96             0             0         0.25%         10.7%
12/31/2013          1.77             0             0         0.25%         33.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.64             0   $         0         0.00%         20.6%
12/31/2016          2.19             0             0         0.00%         13.2%
12/31/2015          1.93             0             0         0.00%         -2.7%
12/31/2014          1.99             0             0         0.00%         11.0%
12/31/2013          1.79             0             0         0.00%         33.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        2.0%
    2015        1.8%
    2014        1.4%
    2013        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             TIAA-CREF BOND INDEX FUND RETIREMENT CLASS - 87245M855

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $     4,848,792  $     4,882,476          456,959
                                                      ===============  ===============
Receivables: investments sold                100,074
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     4,948,866
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,903,959       4,322,973  $          1.13
Band 100                                         --              --             1.16
Band 75                                          --              --             1.18
Band 50                                          --              --             1.20
Band 25                                          --              --             1.22
Band 0                                       44,907          36,003             1.25
                                    ---------------  --------------
 Total                              $     4,948,866       4,358,976
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         92,038
Mortality & expense charges                                                           (52,899)
                                                                             -----------------
Net investment income (loss)                                                           39,139
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (21,286)
Realized gain distributions                                                             1,400
Net change in unrealized appreciation (depreciation)                                   62,946
                                                                             -----------------
Net gain (loss)                                                                        43,060
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         82,199
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         39,139   $         27,855
Net realized gain (loss)                                          (21,286)             9,740
Realized gain distributions                                         1,400                 --
Net change in unrealized appreciation (depreciation)               62,946            (52,681)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  82,199            (15,086)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,159,405          4,234,247
Cost of units redeemed                                         (2,153,726)        (3,053,004)
Account charges                                                    (5,031)            (6,331)
                                                         -----------------  -----------------
Increase (decrease)                                             1,000,648          1,174,912
                                                         -----------------  -----------------
Net increase (decrease)                                         1,082,847          1,159,826
Net assets, beginning                                           3,866,019          2,706,193
                                                         -----------------  -----------------
Net assets, ending                                       $      4,948,866   $      3,866,019
                                                         =================  =================

Units sold                                                      2,853,595          4,623,614
Units redeemed                                                 (1,964,592)        (3,604,215)
                                                         -----------------  -----------------
Net increase (decrease)                                           889,003          1,019,399
Units outstanding, beginning                                    3,469,973          2,450,574
                                                         -----------------  -----------------
Units outstanding, ending                                       4,358,976          3,469,973
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $     13,389,213
Cost of units redeemed/account charges                                              (8,522,060)
Net investment income (loss)                                                           106,550
Net realized gain (loss)                                                                  (841)
Realized gain distributions                                                              9,688
Net change in unrealized appreciation (depreciation)                                   (33,684)
                                                                              -----------------
Net assets                                                                    $      4,948,866
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13         4,323   $     4,904         1.25%          1.9%
12/31/2016          1.11         3,445         3,835         1.25%          0.9%
12/31/2015          1.10         2,437         2,690         1.25%         -1.0%
12/31/2014          1.11         2,171         2,420         1.25%          4.4%
12/31/2013          1.07         1,253         1,338         1.25%         -3.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         1.00%          2.1%
12/31/2016          1.13             0             0         1.00%          1.1%
12/31/2015          1.12             0             0         1.00%         -0.7%
12/31/2014          1.13             0             0         1.00%          4.7%
12/31/2013          1.08             0             0         1.00%         -3.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.75%          2.4%
12/31/2016          1.15             0             0         0.75%          1.4%
12/31/2015          1.14             0             0         0.75%         -0.5%
12/31/2014          1.14             0             0         0.75%          4.9%
12/31/2013          1.09             0             0         0.75%         -3.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.50%          2.6%
12/31/2016          1.17             0             0         0.50%          1.6%
12/31/2015          1.15             0             0         0.50%         -0.2%
12/31/2014          1.15             0             0         0.50%          5.2%
12/31/2013          1.10             0             0         0.50%         -3.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.25%          2.9%
12/31/2016          1.19             0             0         0.25%          1.9%
12/31/2015          1.17             0             0         0.25%          0.0%
12/31/2014          1.17             0             0         0.25%          5.4%
12/31/2013          1.11             0             0         0.25%         -2.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25            36   $        45         0.00%          3.2%
12/31/2016          1.21            25            31         0.00%          2.1%
12/31/2015          1.18            13            16         0.00%          0.3%
12/31/2014          1.18             0             0         0.00%          5.7%
12/31/2013          1.12             0             0         0.00%         -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.1%
    2016        2.2%
    2015        2.2%
    2014        1.7%
    2013        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
  TIAA-CREF EMERGING MARKETS EQUITY INDEX FUND RETIREMENT CLASS - 87245M244

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,643,802  $     2,184,740          221,561
                                                       ===============  ===============
Receivables: investments sold                   6,072
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,649,874
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,649,874       1,994,750  $          1.33
Band 100                                         --              --             1.34
Band 75                                          --              --             1.36
Band 50                                          --              --             1.37
Band 25                                          --              --             1.39
Band 0                                           --              --             1.41
                                    ---------------  --------------
 Total                              $     2,649,874       1,994,750
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         44,879
Mortality & expense charges                                                          (27,298)
                                                                            -----------------
Net investment income (loss)                                                          17,581
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              93,613
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 529,865
                                                                            -----------------
Net gain (loss)                                                                      623,478
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        641,059
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         17,581   $          8,454
Net realized gain (loss)                                           93,613            (83,269)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              529,865            189,690
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 641,059            114,875
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,400,003            975,471
Cost of units redeemed                                         (1,061,130)          (545,768)
Account charges                                                    (2,661)            (1,203)
                                                         -----------------  -----------------
Increase (decrease)                                               336,212            428,500
                                                         -----------------  -----------------
Net increase (decrease)                                           977,271            543,375
Net assets, beginning                                           1,672,603          1,129,228
                                                         -----------------  -----------------
Net assets, ending                                       $      2,649,874   $      1,672,603
                                                         =================  =================

Units sold                                                      1,242,255          1,018,603
Units redeemed                                                   (953,461)          (572,315)
                                                         -----------------  -----------------
Net increase (decrease)                                           288,794            446,288
Units outstanding, beginning                                    1,705,956          1,259,668
                                                         -----------------  -----------------
Units outstanding, ending                                       1,994,750          1,705,956
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      4,523,312
Cost of units redeemed/account charges                                             (2,364,040)
Net investment income (loss)                                                           45,270
Net realized gain (loss)                                                              (13,730)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  459,062
                                                                             -----------------
Net assets                                                                   $      2,649,874
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33         1,995   $     2,650         1.25%         35.5%
12/31/2016          0.98         1,706         1,673         1.25%          9.4%
12/31/2015          0.90         1,260         1,129         1.25%        -16.1%
12/31/2014          1.07           579           619         1.25%         -4.7%
12/31/2013          1.12             2             2         1.25%         12.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0   $         0         1.00%         35.8%
12/31/2016          0.99             0             0         1.00%          9.6%
12/31/2015          0.90             0             0         1.00%        -15.9%
12/31/2014          1.07             0             0         1.00%         -4.5%
12/31/2013          1.12             0             0         1.00%         12.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         0.75%         36.2%
12/31/2016          1.00             0             0         0.75%          9.9%
12/31/2015          0.91             0             0         0.75%        -15.7%
12/31/2014          1.08             0             0         0.75%         -4.2%
12/31/2013          1.12             0             0         0.75%         12.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.50%         36.5%
12/31/2016          1.01             0             0         0.50%         10.2%
12/31/2015          0.91             0             0         0.50%        -15.5%
12/31/2014          1.08             0             0         0.50%         -4.0%
12/31/2013          1.13             0             0         0.50%         12.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.25%         36.8%
12/31/2016          1.02             0             0         0.25%         10.5%
12/31/2015          0.92             0             0         0.25%        -15.3%
12/31/2014          1.09             0             0         0.25%         -3.8%
12/31/2013          1.13             0             0         0.25%         12.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.00%         37.2%
12/31/2016          1.02             0             0         0.00%         10.7%
12/31/2015          0.93             0             0         0.00%        -15.1%
12/31/2014          1.09             0             0         0.00%         -3.5%
12/31/2013          1.13             0             0         0.00%         12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.1%
    2016        1.9%
    2015        2.7%
    2014        4.0%
    2013        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         TIAA-CREF GROWTH & INCOME FUND RETIREMENT CLASS - 87244W763

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     3,188,627   $     2,707,996          218,799
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (7,287)
                                     ----------------
Net assets                           $     3,181,340
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,181,340       1,245,190  $          2.55
Band 100                                         --              --             2.61
Band 75                                          --              --             2.66
Band 50                                          --              --             2.71
Band 25                                          --              --             2.77
Band 0                                           --              --             2.82
                                    ---------------  --------------
 Total                              $     3,181,340       1,245,190
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        28,320
Mortality & expense charges                                                         (42,100)
                                                                            ----------------
Net investment income (loss)                                                        (13,780)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            135,865
Realized gain distributions                                                         114,006
Net change in unrealized appreciation (depreciation)                                436,549
                                                                            ----------------
Net gain (loss)                                                                     686,420
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       672,640
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (13,780)  $         (3,370)
Net realized gain (loss)                                          135,865            (16,995)
Realized gain distributions                                       114,006             56,550
Net change in unrealized appreciation (depreciation)              436,549            201,514
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 672,640            237,699
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          344,203            362,304
Cost of units redeemed                                         (1,252,415)          (771,066)
Account charges                                                    (2,015)            (3,058)
                                                         -----------------  -----------------
Increase (decrease)                                              (910,227)          (411,820)
                                                         -----------------  -----------------
Net increase (decrease)                                          (237,587)          (174,121)
Net assets, beginning                                           3,418,927          3,593,048
                                                         -----------------  -----------------
Net assets, ending                                       $      3,181,340   $      3,418,927
                                                         =================  =================

Units sold                                                        147,606            188,581
Units redeemed                                                   (538,279)          (391,227)
                                                         -----------------  -----------------
Net increase (decrease)                                          (390,673)          (202,646)
Units outstanding, beginning                                    1,635,863          1,838,509
                                                         -----------------  -----------------
Units outstanding, ending                                       1,245,190          1,635,863
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     6,507,365
Cost of units redeemed/account charges                                           (5,253,661)
Net investment income (loss)                                                        (47,765)
Net realized gain (loss)                                                            585,094
Realized gain distributions                                                         909,676
Net change in unrealized appreciation (depreciation)                                480,631
                                                                            ----------------
Net assets                                                                  $     3,181,340
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.55         1,245   $     3,181         1.25%         22.2%
12/31/2016          2.09         1,636         3,419         1.25%          6.9%
12/31/2015          1.95         1,839         3,593         1.25%          2.0%
12/31/2014          1.92         1,655         3,171         1.25%          9.5%
12/31/2013          1.75         2,075         3,631         1.25%         32.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.61             0   $         0         1.00%         22.6%
12/31/2016          2.13             0             0         1.00%          7.2%
12/31/2015          1.98             0             0         1.00%          2.2%
12/31/2014          1.94             0             0         1.00%          9.8%
12/31/2013          1.77             0             0         1.00%         32.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.66             0   $         0         0.75%         22.9%
12/31/2016          2.16             0             0         0.75%          7.5%
12/31/2015          2.01             0             0         0.75%          2.5%
12/31/2014          1.97             0             0         0.75%         10.1%
12/31/2013          1.79             0             0         0.75%         33.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.71             0   $         0         0.50%         23.2%
12/31/2016          2.20             0             0         0.50%          7.7%
12/31/2015          2.04             0             0         0.50%          2.7%
12/31/2014          1.99             0             0         0.50%         10.4%
12/31/2013          1.80             0             0         0.50%         33.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.77             0   $         0         0.25%         23.5%
12/31/2016          2.24             0             0         0.25%          8.0%
12/31/2015          2.08             0             0         0.25%          3.0%
12/31/2014          2.02             0             0         0.25%         10.6%
12/31/2013          1.82             0             0         0.25%         33.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.82             0   $         0         0.00%         23.8%
12/31/2016          2.28             0             0         0.00%          8.3%
12/31/2015          2.11             0             0         0.00%          3.2%
12/31/2014          2.04             0             0         0.00%         10.9%
12/31/2013          1.84             0             0         0.00%         34.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.1%
    2015        0.9%
    2014        0.8%
    2013        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
   TIAA-CREF INTERNATIONAL EQUITY INDEX FUND RETIREMENT CLASS - 87244W490

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      8,272,686  $     7,401,672          401,350
                                                       ===============  ===============
Receivables: investments sold                   7,183
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      8,279,869
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     8,237,153       5,562,671  $          1.48
Band 100                                         --              --             1.51
Band 75                                          --              --             1.54
Band 50                                          --              --             1.57
Band 25                                          --              --             1.60
Band 0                                       42,716          26,091             1.64
                                    ---------------  --------------
 Total                              $     8,279,869       5,588,762
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        202,765
Mortality & expense charges                                                          (92,426)
                                                                            -----------------
Net investment income (loss)                                                         110,339
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              99,871
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                               1,316,706
                                                                            -----------------
Net gain (loss)                                                                    1,416,577
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      1,526,916
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        110,339   $         85,806
Net realized gain (loss)                                           99,871           (132,430)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)            1,316,706             79,024
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,526,916             32,400
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,827,407          2,669,606
Cost of units redeemed                                         (2,014,730)        (1,589,427)
Account charges                                                    (9,331)            (6,773)
                                                         -----------------  -----------------
Increase (decrease)                                               803,346          1,073,406
                                                         -----------------  -----------------
Net increase (decrease)                                         2,330,262          1,105,806
Net assets, beginning                                           5,949,607          4,843,801
                                                         -----------------  -----------------
Net assets, ending                                       $      8,279,869   $      5,949,607
                                                         =================  =================

Units sold                                                      2,253,238          2,622,878
Units redeemed                                                 (1,624,839)        (1,689,802)
                                                         -----------------  -----------------
Net increase (decrease)                                           628,399            933,076
Units outstanding, beginning                                    4,960,363          4,027,287
                                                         -----------------  -----------------
Units outstanding, ending                                       5,588,762          4,960,363
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     14,082,007
Cost of units redeemed/account charges                                            (7,343,110)
Net investment income (loss)                                                         408,844
Net realized gain (loss)                                                             255,254
Realized gain distributions                                                            5,860
Net change in unrealized appreciation (depreciation)                                 871,014
                                                                            -----------------
Net assets                                                                  $      8,279,869
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.48         5,563   $     8,237         1.25%         23.5%
12/31/2016          1.20         4,946         5,931         1.25%         -0.3%
12/31/2015          1.20         4,021         4,836         1.25%         -2.0%
12/31/2014          1.23         2,932         3,597         1.25%         -6.9%
12/31/2013          1.32         1,472         1,940         1.25%         20.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.51             0   $         0         1.00%         23.8%
12/31/2016          1.22             0             0         1.00%          0.0%
12/31/2015          1.22             0             0         1.00%         -1.7%
12/31/2014          1.24             0             0         1.00%         -6.7%
12/31/2013          1.33             0             0         1.00%         20.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.54             0   $         0         0.75%         24.1%
12/31/2016          1.24             0             0         0.75%          0.2%
12/31/2015          1.24             0             0         0.75%         -1.5%
12/31/2014          1.26             0             0         0.75%         -6.4%
12/31/2013          1.34             0             0         0.75%         20.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.57             0   $         0         0.50%         24.4%
12/31/2016          1.26             0             0         0.50%          0.5%
12/31/2015          1.26             0             0         0.50%         -1.2%
12/31/2014          1.27             0             0         0.50%         -6.2%
12/31/2013          1.36             0             0         0.50%         21.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.60             0   $         0         0.25%         24.7%
12/31/2016          1.29             0             0         0.25%          0.7%
12/31/2015          1.28             0             0         0.25%         -1.0%
12/31/2014          1.29             0             0         0.25%         -5.9%
12/31/2013          1.37             0             0         0.25%         21.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.64            26   $        43         0.00%         25.0%
12/31/2016          1.31            14            19         0.00%          1.0%
12/31/2015          1.30             6             8         0.00%         -0.8%
12/31/2014          1.31             0             0         0.00%         -5.7%
12/31/2013          1.39             0             0         0.00%         21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.8%
    2016        2.8%
    2015        3.2%
    2014        4.5%
    2013        3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     TIAA-CREF LARGE-CAP GROWTH INDEX FUND RETIREMENT CLASS - 87244W672

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    22,641,780   $   17,432,263          777,720
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (48,990)
                                     ----------------
Net assets                           $    22,592,790
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   22,592,790        8,163,085  $         2.77
Band 100                                        --               --            2.82
Band 75                                         --               --            2.88
Band 50                                         --               --            2.94
Band 25                                         --               --            3.00
Band 0                                          --               --            3.06
                                    --------------  ---------------
 Total                              $   22,592,790        8,163,085
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       220,753
Mortality & expense charges                                                        (245,636)
                                                                            ----------------
Net investment income (loss)                                                        (24,883)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            935,479
Realized gain distributions                                                         149,914
Net change in unrealized appreciation (depreciation)                              3,774,967
                                                                            ----------------
Net gain (loss)                                                                   4,860,360
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     4,835,477
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS


                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (24,883)  $          2,524
Net realized gain (loss)                                          935,479            461,350
Realized gain distributions                                       149,914                 --
Net change in unrealized appreciation (depreciation)            3,774,967            337,659
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               4,835,477            801,533
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,244,866          9,932,284
Cost of units redeemed                                         (5,858,848)        (4,520,400)
Account charges                                                    (8,785)            (5,929)
                                                         -----------------  -----------------
Increase (decrease)                                             1,377,233          5,405,955
                                                         -----------------  -----------------
Net increase (decrease)                                         6,212,710          6,207,488
Net assets, beginning                                          16,380,080         10,172,592
                                                         -----------------  -----------------
Net assets, ending                                       $     22,592,790   $     16,380,080
                                                         =================  =================

Units sold                                                      3,032,285          5,196,466
Units redeemed                                                 (2,455,352)        (2,577,451)
                                                         -----------------  -----------------
Net increase (decrease)                                           576,933          2,619,015
Units outstanding, beginning                                    7,586,152          4,967,137
                                                         -----------------  -----------------
Units outstanding, ending                                       8,163,085          7,586,152
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     31,641,740
Cost of units redeemed/account charges                                           (17,206,291)
Net investment income (loss)                                                          26,603
Net realized gain (loss)                                                           2,502,142
Realized gain distributions                                                          419,079
Net change in unrealized appreciation (depreciation)                               5,209,517
                                                                            -----------------
Net assets                                                                  $     22,592,790
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.77         8,163   $    22,593         1.25%         28.2%
12/31/2016          2.16         7,586        16,380         1.25%          5.4%
12/31/2015          2.05         4,967        10,173         1.25%          4.0%
12/31/2014          1.97         3,883         7,648         1.25%         11.3%
12/31/2013          1.77         3,447         6,097         1.25%         31.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.82             0   $         0         1.00%         28.5%
12/31/2016          2.20             0             0         1.00%          5.7%
12/31/2015          2.08             0             0         1.00%          4.3%
12/31/2014          1.99             0             0         1.00%         11.6%
12/31/2013          1.79             0             0         1.00%         31.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.88             0   $         0         0.75%         28.8%
12/31/2016          2.24             0             0         0.75%          6.0%
12/31/2015          2.11             0             0         0.75%          4.5%
12/31/2014          2.02             0             0         0.75%         11.9%
12/31/2013          1.80             0             0         0.75%         32.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.94             0   $         0         0.50%         29.1%
12/31/2016          2.28             0             0         0.50%          6.2%
12/31/2015          2.14             0             0         0.50%          4.8%
12/31/2014          2.05             0             0         0.50%         12.2%
12/31/2013          1.82             0             0         0.50%         32.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.00             0   $         0         0.25%         29.5%
12/31/2016          2.32             0             0         0.25%          6.5%
12/31/2015          2.18             0             0         0.25%          5.0%
12/31/2014          2.07             0             0         0.25%         12.5%
12/31/2013          1.84             0             0         0.25%         32.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      3.06             0   $         0         0.00%         29.8%
12/31/2016          2.36             0             0         0.00%          6.8%
12/31/2015          2.21             0             0         0.00%          5.3%
12/31/2014          2.10             0             0         0.00%         12.7%
12/31/2013          1.86             0             0         0.00%         33.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        1.3%
    2015        1.4%
    2014        1.3%
    2013        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      TIAA-CREF LARGE-CAP VALUE INDEX FUND RETIREMENT CLASS - 87244W656

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     24,277,313  $    22,591,620        1,218,319
                                                       ===============  ===============
Receivables: investments sold                   3,804
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     24,281,117
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   24,281,117      10,345,262  $          2.35
Band 100                                        --              --             2.39
Band 75                                         --              --             2.44
Band 50                                         --              --             2.49
Band 25                                         --              --             2.54
Band 0                                          --              --             2.59
                                    --------------  --------------
 Total                              $   24,281,117      10,345,262
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       522,246
Mortality & expense charges                                                        (313,483)
                                                                            ----------------
Net investment income (loss)                                                        208,763
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            782,281
Realized gain distributions                                                         482,972
Net change in unrealized appreciation (depreciation)                              1,279,541
                                                                            ----------------
Net gain (loss)                                                                   2,544,794
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,753,557
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        208,763   $         90,246
Net realized gain (loss)                                          782,281            (51,031)
Realized gain distributions                                       482,972             86,588
Net change in unrealized appreciation (depreciation)            1,279,541            796,689
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,753,557            922,492
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       21,278,698          4,905,998
Cost of units redeemed                                         (8,762,624)        (1,938,854)
Account charges                                                    (4,635)            (4,556)
                                                         -----------------  -----------------
Increase (decrease)                                            12,511,439          2,962,588
                                                         -----------------  -----------------
Net increase (decrease)                                        15,264,996          3,885,080
Net assets, beginning                                           9,016,121          5,131,041
                                                         -----------------  -----------------
Net assets, ending                                       $     24,281,117   $      9,016,121
                                                         =================  =================

Units sold                                                      9,983,943          2,510,421
Units redeemed                                                 (3,937,212)        (1,038,232)
                                                         -----------------  -----------------
Net increase (decrease)                                         6,046,731          1,472,189
Units outstanding, beginning                                    4,298,531          2,826,342
                                                         -----------------  -----------------
Units outstanding, ending                                      10,345,262          4,298,531
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     35,924,417
Cost of units redeemed/account charges                                           (16,484,930)
Net investment income (loss)                                                         410,318
Net realized gain (loss)                                                           1,724,123
Realized gain distributions                                                        1,021,496
Net change in unrealized appreciation (depreciation)                               1,685,693
                                                                            -----------------
Net assets                                                                  $     24,281,117
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.35        10,345   $    24,281         1.25%         11.9%
12/31/2016          2.10         4,299         9,016         1.25%         15.5%
12/31/2015          1.82         2,826         5,131         1.25%         -5.3%
12/31/2014          1.92         2,283         4,376         1.25%         11.7%
12/31/2013          1.72         1,878         3,224         1.25%         30.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.39             0   $         0         1.00%         12.2%
12/31/2016          2.13             0             0         1.00%         15.8%
12/31/2015          1.84             0             0         1.00%         -5.1%
12/31/2014          1.94             0             0         1.00%         12.0%
12/31/2013          1.73             0             0         1.00%         30.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.44             0   $         0         0.75%         12.5%
12/31/2016          2.17             0             0         0.75%         16.1%
12/31/2015          1.87             0             0         0.75%         -4.8%
12/31/2014          1.97             0             0         0.75%         12.3%
12/31/2013          1.75             0             0         0.75%         31.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.49             0   $         0         0.50%         12.7%
12/31/2016          2.21             0             0         0.50%         16.4%
12/31/2015          1.90             0             0         0.50%         -4.6%
12/31/2014          1.99             0             0         0.50%         12.5%
12/31/2013          1.77             0             0         0.50%         31.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.54             0   $         0         0.25%         13.0%
12/31/2016          2.25             0             0         0.25%         16.7%
12/31/2015          1.93             0             0         0.25%         -4.3%
12/31/2014          2.02             0             0         0.25%         12.8%
12/31/2013          1.79             0             0         0.25%         31.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.59             0   $         0         0.00%         13.3%
12/31/2016          2.29             0             0         0.00%         17.0%
12/31/2015          1.96             0             0         0.00%         -4.1%
12/31/2014          2.04             0             0         0.00%         13.1%
12/31/2013          1.80             0             0         0.00%         32.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.1%
    2016        2.3%
    2015        2.5%
    2014        1.8%
    2013        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2010 FUND RETIREMENT CLASS - 87245M202

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    11,253,755  $     10,394,123          753,965
                                                      ================  ===============
Receivables: investments sold                 10,483
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    11,264,238
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   10,566,840        8,910,172  $         1.19
Band 100                                        --               --            1.20
Band 75                                         --               --            1.21
Band 50                                         --               --            1.22
Band 25                                         --               --            1.24
Band 0                                     697,398          558,647            1.25
                                    --------------  ---------------
 Total                              $   11,264,238        9,468,819
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       192,528
Mortality & expense charges                                                        (134,631)
                                                                            ----------------
Net investment income (loss)                                                         57,897
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            157,870
Realized gain distributions                                                          20,374
Net change in unrealized appreciation (depreciation)                                814,402
                                                                            ----------------
Net gain (loss)                                                                     992,646
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,050,543
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         57,897   $         82,655
Net realized gain (loss)                                          157,870              2,267
Realized gain distributions                                        20,374             37,117
Net change in unrealized appreciation (depreciation)              814,402            273,357
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,050,543            395,396
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,901,274          7,358,749
Cost of units redeemed                                         (3,180,392)        (3,101,629)
Account charges                                                    (9,014)            (8,157)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,288,132)         4,248,963
                                                         -----------------  -----------------
Net increase (decrease)                                          (237,589)         4,644,359
Net assets, beginning                                          11,501,827          6,857,468
                                                         -----------------  -----------------
Net assets, ending                                       $     11,264,238   $     11,501,827
                                                         =================  =================

Units sold                                                      1,679,265          7,026,962
Units redeemed                                                 (2,799,533)        (3,033,256)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,120,268)         3,993,706
Units outstanding, beginning                                   10,589,087          6,595,381
                                                         -----------------  -----------------
Units outstanding, ending                                       9,468,819         10,589,087
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    23,093,803
Cost of units redeemed/account charges                                          (13,361,492)
Net investment income (loss)                                                        209,795
Net realized gain (loss)                                                            379,211
Realized gain distributions                                                          83,289
Net change in unrealized appreciation (depreciation)                                859,632
                                                                            ----------------
Net assets                                                                  $    11,264,238
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19         8,910   $    10,567         1.25%          9.5%
12/31/2016          1.08         9,927        10,756         1.25%          4.2%
12/31/2015          1.04         6,503         6,759         1.25%         -1.5%
12/31/2014          1.06         4,115         4,344         1.25%          4.7%
12/31/2013          1.01             0             0         1.25%          0.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%          9.7%
12/31/2016          1.09             0             0         1.00%          4.5%
12/31/2015          1.04             0             0         1.00%         -1.3%
12/31/2014          1.06             0             0         1.00%          4.9%
12/31/2013          1.01             0             0         1.00%          0.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.75%         10.0%
12/31/2016          1.10             0             0         0.75%          4.8%
12/31/2015          1.05             0             0         0.75%         -1.0%
12/31/2014          1.06             0             0         0.75%          5.2%
12/31/2013          1.01             0             0         0.75%          0.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.50%         10.3%
12/31/2016          1.11             0             0         0.50%          5.0%
12/31/2015          1.06             0             0         0.50%         -0.8%
12/31/2014          1.06             0             0         0.50%          5.4%
12/31/2013          1.01             0             0         0.50%          0.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.25%         10.5%
12/31/2016          1.12             0             0         0.25%          5.3%
12/31/2015          1.06             0             0         0.25%         -0.5%
12/31/2014          1.07             0             0         0.25%          5.7%
12/31/2013          1.01             0             0         0.25%          1.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25           559   $       697         0.00%         10.8%
12/31/2016          1.13           662           746         0.00%          5.6%
12/31/2015          1.07            92            99         0.00%         -0.3%
12/31/2014          1.07            20            22         0.00%          6.0%
12/31/2013          1.01             0             0         0.00%          1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.7%
    2016        2.2%
    2015        2.0%
    2014        3.7%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2015 FUND RETIREMENT CLASS - 87245M301

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     26,445,987  $    24,422,915        1,692,261
                                                       ===============  ===============
Receivables: investments sold                   4,054
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     26,450,041
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   24,466,901      20,284,736  $          1.21
Band 100                                        --              --             1.22
Band 75                                         --              --             1.23
Band 50                                         --              --             1.24
Band 25                                         --              --             1.26
Band 0                                   1,983,140       1,561,989             1.27
                                    --------------  --------------
 Total                              $   26,450,041      21,846,725
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       441,410
Mortality & expense charges                                                        (297,131)
                                                                            ----------------
Net investment income (loss)                                                        144,279
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            517,247
Realized gain distributions                                                          43,327
Net change in unrealized appreciation (depreciation)                              1,935,859
                                                                            ----------------
Net gain (loss)                                                                   2,496,433
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,640,712
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        144,279   $        195,319
Net realized gain (loss)                                          517,247             13,289
Realized gain distributions                                        43,327             95,989
Net change in unrealized appreciation (depreciation)            1,935,859            613,777
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,640,712            918,374
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        8,709,430         19,165,370
Cost of units redeemed                                        (10,063,403)       (11,480,806)
Account charges                                                   (25,359)           (17,905)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,379,332)         7,666,659
                                                         -----------------  -----------------
Net increase (decrease)                                         1,261,380          8,585,033
Net assets, beginning                                          25,188,661         16,603,628
                                                         -----------------  -----------------
Net assets, ending                                       $     26,450,041   $     25,188,661
                                                         =================  =================

Units sold                                                      8,073,343         21,077,391
Units redeemed                                                 (9,252,968)       (13,961,182)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,179,625)         7,116,209
Units outstanding, beginning                                   23,026,350         15,910,141
                                                         -----------------  -----------------
Units outstanding, ending                                      21,846,725         23,026,350
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    53,434,755
Cost of units redeemed/account charges                                          (30,593,764)
Net investment income (loss)                                                        541,312
Net realized gain (loss)                                                            845,721
Realized gain distributions                                                         198,945
Net change in unrealized appreciation (depreciation)                              2,023,072
                                                                            ----------------
Net assets                                                                  $    26,450,041
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21        20,285   $    24,467         1.25%         10.6%
12/31/2016          1.09        21,336        23,272         1.25%          4.6%
12/31/2015          1.04        15,693        16,371         1.25%         -1.5%
12/31/2014          1.06         9,794        10,374         1.25%          4.8%
12/31/2013          1.01             0             0         1.25%          1.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         1.00%         10.9%
12/31/2016          1.10             0             0         1.00%          4.8%
12/31/2015          1.05             0             0         1.00%         -1.3%
12/31/2014          1.06             0             0         1.00%          5.0%
12/31/2013          1.01             0             0         1.00%          1.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.75%         11.1%
12/31/2016          1.11             0             0         0.75%          5.1%
12/31/2015          1.05             0             0         0.75%         -1.0%
12/31/2014          1.07             0             0         0.75%          5.3%
12/31/2013          1.01             0             0         0.75%          1.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.50%         11.4%
12/31/2016          1.12             0             0         0.50%          5.3%
12/31/2015          1.06             0             0         0.50%         -0.8%
12/31/2014          1.07             0             0         0.50%          5.5%
12/31/2013          1.01             0             0         0.50%          1.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         0.25%         11.7%
12/31/2016          1.13             0             0         0.25%          5.6%
12/31/2015          1.07             0             0         0.25%         -0.5%
12/31/2014          1.07             0             0         0.25%          5.8%
12/31/2013          1.01             0             0         0.25%          1.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27         1,562   $     1,983         0.00%         12.0%
12/31/2016          1.13         1,690         1,917         0.00%          5.9%
12/31/2015          1.07           217           232         0.00%         -0.3%
12/31/2014          1.07            47            50         0.00%          6.1%
12/31/2013          1.01             0             0         0.00%          1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.7%
    2016        2.2%
    2015        2.1%
    2014        3.7%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2020 FUND RETIREMENT CLASS - 87245M400

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $    73,670,827   $    66,700,397        4,363,069
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased           (1,767,434)
                                     ----------------
Net assets                           $    71,903,393
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   63,774,514      51,802,955  $          1.23
Band 100                                        --              --             1.24
Band 75                                         --              --             1.26
Band 50                                         --              --             1.27
Band 25                                         --              --             1.28
Band 0                                   8,128,879       6,272,772             1.30
                                    --------------  --------------
 Total                              $   71,903,393      58,075,727
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $      1,197,358
Mortality & expense charges                                                         (801,032)
                                                                            -----------------
Net investment income (loss)                                                         396,326
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,340,357
Realized gain distributions                                                          102,178
Net change in unrealized appreciation (depreciation)                               6,380,260
                                                                            -----------------
Net gain (loss)                                                                    7,822,795
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      8,219,121
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        396,326   $        520,207
Net realized gain (loss)                                        1,340,357             63,632
Realized gain distributions                                       102,178            233,177
Net change in unrealized appreciation (depreciation)            6,380,260          1,901,597
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               8,219,121          2,718,613
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       19,814,596         43,940,464
Cost of units redeemed                                        (23,138,517)       (20,809,913)
Account charges                                                   (62,332)           (42,183)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,386,253)        23,088,368
                                                         -----------------  -----------------
Net increase (decrease)                                         4,832,868         25,806,981
Net assets, beginning                                          67,070,525         41,263,544
                                                         -----------------  -----------------
Net assets, ending                                       $     71,903,393   $     67,070,525
                                                         =================  =================

Units sold                                                     17,535,201         41,141,303
Units redeemed                                                (20,212,756)       (19,817,901)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,677,555)        21,323,402
Units outstanding, beginning                                   60,753,282         39,429,880
                                                         -----------------  -----------------
Units outstanding, ending                                      58,075,727         60,753,282
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    119,503,827
Cost of units redeemed/account charges                                           (58,162,450)
Net investment income (loss)                                                       1,512,060
Net realized gain (loss)                                                           1,633,893
Realized gain distributions                                                          445,633
Net change in unrealized appreciation (depreciation)                               6,970,430
                                                                            -----------------
Net assets                                                                  $     71,903,393
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23        51,803   $    63,775         1.25%         12.0%
12/31/2016          1.10        54,561        59,992         1.25%          5.1%
12/31/2015          1.05        39,101        40,910         1.25%         -1.7%
12/31/2014          1.06        20,342        21,642         1.25%          5.0%
12/31/2013          1.01             0             0         1.25%          1.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         1.00%         12.2%
12/31/2016          1.11             0             0         1.00%          5.4%
12/31/2015          1.05             0             0         1.00%         -1.4%
12/31/2014          1.07             0             0         1.00%          5.2%
12/31/2013          1.01             0             0         1.00%          1.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         0.75%         12.5%
12/31/2016          1.12             0             0         0.75%          5.6%
12/31/2015          1.06             0             0         0.75%         -1.2%
12/31/2014          1.07             0             0         0.75%          5.5%
12/31/2013          1.01             0             0         0.75%          1.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.50%         12.8%
12/31/2016          1.13             0             0         0.50%          5.9%
12/31/2015          1.06             0             0         0.50%         -0.9%
12/31/2014          1.07             0             0         0.50%          5.7%
12/31/2013          1.01             0             0         0.50%          1.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.25%         13.1%
12/31/2016          1.13             0             0         0.25%          6.1%
12/31/2015          1.07             0             0         0.25%         -0.7%
12/31/2014          1.08             0             0         0.25%          6.0%
12/31/2013          1.01             0             0         0.25%          1.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30         6,273   $     8,129         0.00%         13.4%
12/31/2016          1.14         6,192         7,078         0.00%          6.4%
12/31/2015          1.07           329           353         0.00%         -0.4%
12/31/2014          1.08            63            68         0.00%          6.3%
12/31/2013          1.02             0             0         0.00%          1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.7%
    2016        2.2%
    2015        2.3%
    2014        3.8%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2025 FUND RETIREMENT CLASS - 87245M509

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    81,631,765  $    72,775,856        4,719,389
                                                      ===============  ===============
Receivables: investments sold                108,058
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    81,739,823
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   72,700,200      57,702,098  $          1.26
Band 100                                        --              --             1.27
Band 75                                         --              --             1.29
Band 50                                         --              --             1.30
Band 25                                         --              --             1.31
Band 0                                   9,039,623       6,815,783             1.33
                                    --------------  --------------
 Total                              $   81,739,823      64,517,881
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $      1,326,226
Mortality & expense charges                                                         (846,207)
                                                                            -----------------
Net investment income (loss)                                                         480,019
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,417,880
Realized gain distributions                                                          101,720
Net change in unrealized appreciation (depreciation)                               7,816,517
                                                                            -----------------
Net gain (loss)                                                                    9,336,117
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      9,816,136
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        480,019   $        568,982
Net realized gain (loss)                                        1,417,880            351,547
Realized gain distributions                                       101,720            264,869
Net change in unrealized appreciation (depreciation)            7,816,517          1,880,902
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               9,816,136          3,066,300
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       22,843,840         51,518,397
Cost of units redeemed                                        (17,445,722)       (21,252,529)
Account charges                                                   (72,949)           (46,052)
                                                         -----------------  -----------------
Increase (decrease)                                             5,325,169         30,219,816
                                                         -----------------  -----------------
Net increase (decrease)                                        15,141,305         33,286,116
Net assets, beginning                                          66,598,518         33,312,402
                                                         -----------------  -----------------
Net assets, ending                                       $     81,739,823   $     66,598,518
                                                         =================  =================

Units sold                                                     19,168,944         47,559,187
Units redeemed                                                (14,470,063)       (19,493,450)
                                                         -----------------  -----------------
Net increase (decrease)                                         4,698,881         28,065,737
Units outstanding, beginning                                   59,819,000         31,753,263
                                                         -----------------  -----------------
Units outstanding, ending                                      64,517,881         59,819,000
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    115,974,529
Cost of units redeemed/account charges                                           (47,043,625)
Net investment income (loss)                                                       1,503,958
Net realized gain (loss)                                                           1,987,881
Realized gain distributions                                                          461,171
Net change in unrealized appreciation (depreciation)                               8,855,909
                                                                            -----------------
Net assets                                                                  $     81,739,823
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26        57,702   $    72,700         1.25%         13.7%
12/31/2016          1.11        53,160        58,925         1.25%          5.7%
12/31/2015          1.05        31,512        33,053         1.25%         -1.8%
12/31/2014          1.07        16,445        17,557         1.25%          5.1%
12/31/2013          1.02             0             0         1.25%          1.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         1.00%         13.9%
12/31/2016          1.12             0             0         1.00%          5.9%
12/31/2015          1.05             0             0         1.00%         -1.5%
12/31/2014          1.07             0             0         1.00%          5.3%
12/31/2013          1.02             0             0         1.00%          1.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.75%         14.2%
12/31/2016          1.13             0             0         0.75%          6.2%
12/31/2015          1.06             0             0         0.75%         -1.3%
12/31/2014          1.07             0             0         0.75%          5.6%
12/31/2013          1.02             0             0         0.75%          1.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.50%         14.5%
12/31/2016          1.13             0             0         0.50%          6.5%
12/31/2015          1.07             0             0         0.50%         -1.0%
12/31/2014          1.08             0             0         0.50%          5.9%
12/31/2013          1.02             0             0         0.50%          1.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.25%         14.8%
12/31/2016          1.14             0             0         0.25%          6.7%
12/31/2015          1.07             0             0         0.25%         -0.8%
12/31/2014          1.08             0             0         0.25%          6.1%
12/31/2013          1.02             0             0         0.25%          1.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33         6,816   $     9,040         0.00%         15.1%
12/31/2016          1.15         6,659         7,673         0.00%          7.0%
12/31/2015          1.08           241           259         0.00%         -0.5%
12/31/2014          1.08            44            48         0.00%          6.4%
12/31/2013          1.02             0             0         0.00%          1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        2.4%
    2015        2.3%
    2014        3.8%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2030 FUND RETIREMENT CLASS - 87245M608

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    74,984,222  $    66,120,872        4,134,378
                                                      ===============  ===============
Receivables: investments sold                178,784
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    75,163,006
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   67,553,382      52,413,282  $          1.29
Band 100                                        --              --             1.30
Band 75                                         --              --             1.32
Band 50                                         --              --             1.33
Band 25                                         --              --             1.34
Band 0                                   7,609,624       5,608,971             1.36
                                    --------------  --------------
 Total                              $   75,163,006      58,022,253
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $      1,235,596
Mortality & expense charges                                                         (778,910)
                                                                            -----------------
Net investment income (loss)                                                         456,686
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,345,233
Realized gain distributions                                                          107,012
Net change in unrealized appreciation (depreciation)                               7,919,794
                                                                            -----------------
Net gain (loss)                                                                    9,372,039
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      9,828,725
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        456,686   $        533,056
Net realized gain (loss)                                        1,345,233            202,046
Realized gain distributions                                       107,012            255,092
Net change in unrealized appreciation (depreciation)            7,919,794          2,013,060
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               9,828,725          3,003,254
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       22,411,937         42,959,107
Cost of units redeemed                                        (15,885,381)       (18,260,283)
Account charges                                                   (72,141)           (44,592)
                                                         -----------------  -----------------
Increase (decrease)                                             6,454,415         24,654,232
                                                         -----------------  -----------------
Net increase (decrease)                                        16,283,140         27,657,486
Net assets, beginning                                          58,879,866         31,222,380
                                                         -----------------  -----------------
Net assets, ending                                       $     75,163,006   $     58,879,866
                                                         =================  =================

Units sold                                                     18,529,487         39,862,938
Units redeemed                                                (12,985,644)       (17,062,955)
                                                         -----------------  -----------------
Net increase (decrease)                                         5,543,843         22,799,983
Units outstanding, beginning                                   52,478,410         29,678,427
                                                         -----------------  -----------------
Units outstanding, ending                                      58,022,253         52,478,410
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    109,727,972
Cost of units redeemed/account charges                                           (47,171,768)
Net investment income (loss)                                                       1,468,325
Net realized gain (loss)                                                           1,820,339
Realized gain distributions                                                          454,788
Net change in unrealized appreciation (depreciation)                               8,863,350
                                                                            -----------------
Net assets                                                                  $     75,163,006
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29        52,413   $    67,553         1.25%         15.3%
12/31/2016          1.12        47,649        53,267         1.25%          6.3%
12/31/2015          1.05        29,434        30,958         1.25%         -1.8%
12/31/2014          1.07        16,053        17,201         1.25%          5.1%
12/31/2013          1.02             0             0         1.25%          2.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         1.00%         15.6%
12/31/2016          1.13             0             0         1.00%          6.6%
12/31/2015          1.06             0             0         1.00%         -1.6%
12/31/2014          1.07             0             0         1.00%          5.3%
12/31/2013          1.02             0             0         1.00%          2.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.75%         15.9%
12/31/2016          1.14             0             0         0.75%          6.8%
12/31/2015          1.06             0             0         0.75%         -1.3%
12/31/2014          1.08             0             0         0.75%          5.6%
12/31/2013          1.02             0             0         0.75%          2.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         0.50%         16.2%
12/31/2016          1.14             0             0         0.50%          7.1%
12/31/2015          1.07             0             0         0.50%         -1.1%
12/31/2014          1.08             0             0         0.50%          5.9%
12/31/2013          1.02             0             0         0.50%          2.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0   $         0         0.25%         16.4%
12/31/2016          1.15             0             0         0.25%          7.4%
12/31/2015          1.07             0             0         0.25%         -0.9%
12/31/2014          1.08             0             0         0.25%          6.1%
12/31/2013          1.02             0             0         0.25%          2.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36         5,609   $     7,610         0.00%         16.7%
12/31/2016          1.16         4,829         5,613         0.00%          7.6%
12/31/2015          1.08           245           264         0.00%         -0.6%
12/31/2014          1.09            36            39         0.00%          6.4%
12/31/2013          1.02             0             0         0.00%          2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        2.4%
    2015        2.4%
    2014        3.9%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2035 FUND RETIREMENT CLASS - 87245M707

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    67,634,561  $     58,685,585        3,558,153
                                                      ================  ===============
Receivables: investments sold                 41,519
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    67,676,080
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   58,694,326      44,581,005  $          1.32
Band 100                                        --              --             1.33
Band 75                                         --              --             1.34
Band 50                                         --              --             1.36
Band 25                                         --              --             1.37
Band 0                                   8,981,754       6,480,819             1.39
                                    --------------  --------------
 Total                              $   67,676,080      51,061,824
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $      1,126,688
Mortality & expense charges                                                         (659,076)
                                                                            -----------------
Net investment income (loss)                                                         467,612
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,120,793
Realized gain distributions                                                          102,609
Net change in unrealized appreciation (depreciation)                               7,827,926
                                                                            -----------------
Net gain (loss)                                                                    9,051,328
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      9,518,940
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        467,612   $        493,823
Net realized gain (loss)                                        1,120,793            246,454
Realized gain distributions                                       102,609            247,518
Net change in unrealized appreciation (depreciation)            7,827,926          1,892,179
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               9,518,940          2,879,974
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       19,450,161         43,343,528
Cost of units redeemed                                        (12,743,744)       (16,989,815)
Account charges                                                   (78,075)           (46,375)
                                                         -----------------  -----------------
Increase (decrease)                                             6,628,342         26,307,338
                                                         -----------------  -----------------
Net increase (decrease)                                        16,147,282         29,187,312
Net assets, beginning                                          51,528,798         22,341,486
                                                         -----------------  -----------------
Net assets, ending                                       $     67,676,080   $     51,528,798
                                                         =================  =================

Units sold                                                     15,885,406         40,213,580
Units redeemed                                                (10,388,520)       (15,841,064)
                                                         -----------------  -----------------
Net increase (decrease)                                         5,496,886         24,372,516
Units outstanding, beginning                                   45,564,938         21,192,422
                                                         -----------------  -----------------
Units outstanding, ending                                      51,061,824         45,564,938
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     91,321,817
Cost of units redeemed/account charges                                           (35,869,336)
Net investment income (loss)                                                       1,293,440
Net realized gain (loss)                                                           1,561,394
Realized gain distributions                                                          419,789
Net change in unrealized appreciation (depreciation)                               8,948,976
                                                                            -----------------
Net assets                                                                  $     67,676,080
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32        44,581   $    58,694         1.25%         17.0%
12/31/2016          1.13        40,190        45,239         1.25%          6.8%
12/31/2015          1.05        21,022        22,157         1.25%         -2.0%
12/31/2014          1.08         9,026         9,704         1.25%          5.2%
12/31/2013          1.02             0             0         1.25%          2.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33             0   $         0         1.00%         17.3%
12/31/2016          1.13             0             0         1.00%          7.1%
12/31/2015          1.06             0             0         1.00%         -1.7%
12/31/2014          1.08             0             0         1.00%          5.5%
12/31/2013          1.02             0             0         1.00%          2.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34             0   $         0         0.75%         17.5%
12/31/2016          1.14             0             0         0.75%          7.3%
12/31/2015          1.07             0             0         0.75%         -1.5%
12/31/2014          1.08             0             0         0.75%          5.7%
12/31/2013          1.02             0             0         0.75%          2.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         0.50%         17.8%
12/31/2016          1.15             0             0         0.50%          7.6%
12/31/2015          1.07             0             0         0.50%         -1.2%
12/31/2014          1.08             0             0         0.50%          6.0%
12/31/2013          1.02             0             0         0.50%          2.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.25%         18.1%
12/31/2016          1.16             0             0         0.25%          7.9%
12/31/2015          1.08             0             0         0.25%         -1.0%
12/31/2014          1.09             0             0         0.25%          6.2%
12/31/2013          1.02             0             0         0.25%          2.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39         6,481   $     8,982         0.00%         18.4%
12/31/2016          1.17         5,375         6,290         0.00%          8.1%
12/31/2015          1.08           170           184         0.00%         -0.7%
12/31/2014          1.09            29            31         0.00%          6.5%
12/31/2013          1.02             0             0         0.00%          2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        2.6%
    2015        2.6%
    2014        3.9%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2040 FUND RETIREMENT CLASS - 87245M806

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    59,644,069  $    51,247,252        3,045,495
                                                      ===============  ===============
Receivables: investments sold                108,555
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    59,752,624
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   51,456,224      38,310,538  $          1.34
Band 100                                        --              --             1.36
Band 75                                         --              --             1.37
Band 50                                         --              --             1.39
Band 25                                         --              --             1.40
Band 0                                   8,296,400       5,868,082             1.41
                                    --------------  --------------
 Total                              $   59,752,624      44,178,620
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       986,498
Mortality & expense charges                                                        (556,538)
                                                                            ----------------
Net investment income (loss)                                                        429,960
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            897,423
Realized gain distributions                                                         101,659
Net change in unrealized appreciation (depreciation)                              7,421,896
                                                                            ----------------
Net gain (loss)                                                                   8,420,978
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     8,850,938
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        429,960   $        417,514
Net realized gain (loss)                                          897,423            180,124
Realized gain distributions                                       101,659            232,226
Net change in unrealized appreciation (depreciation)            7,421,896          1,839,433
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               8,850,938          2,669,297
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       18,313,547         33,831,238
Cost of units redeemed                                        (10,447,594)       (14,021,996)
Account charges                                                   (58,461)           (35,595)
                                                         -----------------  -----------------
Increase (decrease)                                             7,807,492         19,773,647
                                                         -----------------  -----------------
Net increase (decrease)                                        16,658,430         22,442,944
Net assets, beginning                                          43,094,194         20,651,250
                                                         -----------------  -----------------
Net assets, ending                                       $     59,752,624   $     43,094,194
                                                         =================  =================

Units sold                                                     14,633,285         31,368,060
Units redeemed                                                 (8,305,509)       (13,095,556)
                                                         -----------------  -----------------
Net increase (decrease)                                         6,327,776         18,272,504
Units outstanding, beginning                                   37,850,844         19,578,340
                                                         -----------------  -----------------
Units outstanding, ending                                      44,178,620         37,850,844
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     79,810,983
Cost of units redeemed/account charges                                           (31,229,669)
Net investment income (loss)                                                       1,182,868
Net realized gain (loss)                                                           1,186,431
Realized gain distributions                                                          405,194
Net change in unrealized appreciation (depreciation)                               8,396,817
                                                                            -----------------
Net assets                                                                  $     59,752,624
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.34        38,311   $    51,456         1.25%         18.6%
12/31/2016          1.13        32,831        37,184         1.25%          7.4%
12/31/2015          1.05        19,444        20,506         1.25%         -2.2%
12/31/2014          1.08         8,246         8,888         1.25%          5.2%
12/31/2013          1.02             0             0         1.25%          2.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36             0   $         0         1.00%         18.9%
12/31/2016          1.14             0             0         1.00%          7.7%
12/31/2015          1.06             0             0         1.00%         -1.9%
12/31/2014          1.08             0             0         1.00%          5.5%
12/31/2013          1.02             0             0         1.00%          2.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         0.75%         19.2%
12/31/2016          1.15             0             0         0.75%          7.9%
12/31/2015          1.07             0             0         0.75%         -1.7%
12/31/2014          1.08             0             0         0.75%          5.8%
12/31/2013          1.02             0             0         0.75%          2.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.50%         19.5%
12/31/2016          1.16             0             0         0.50%          8.2%
12/31/2015          1.07             0             0         0.50%         -1.4%
12/31/2014          1.09             0             0         0.50%          6.0%
12/31/2013          1.03             0             0         0.50%          2.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40             0   $         0         0.25%         19.8%
12/31/2016          1.17             0             0         0.25%          8.5%
12/31/2015          1.08             0             0         0.25%         -1.2%
12/31/2014          1.09             0             0         0.25%          6.3%
12/31/2013          1.03             0             0         0.25%          2.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41         5,868   $     8,296         0.00%         20.1%
12/31/2016          1.18         5,020         5,910         0.00%          8.7%
12/31/2015          1.08           134           145         0.00%         -0.9%
12/31/2014          1.09            24            26         0.00%          6.6%
12/31/2013          1.03             0             0         0.00%          2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        2.5%
    2015        2.7%
    2014        4.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2045 FUND RETIREMENT CLASS - 87245M863

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    42,900,232  $    36,763,145        2,186,412
                                                      ===============  ===============
Receivables: investments sold                215,831
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    43,116,063
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   36,988,267      27,305,715  $          1.35
Band 100                                        --              --             1.37
Band 75                                         --              --             1.38
Band 50                                         --              --             1.40
Band 25                                         --              --             1.41
Band 0                                   6,127,796       4,297,539             1.43
                                    --------------  --------------
 Total                              $   43,116,063      31,603,254
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       716,595
Mortality & expense charges                                                        (391,096)
                                                                            ----------------
Net investment income (loss)                                                        325,499
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            683,986
Realized gain distributions                                                          67,184
Net change in unrealized appreciation (depreciation)                              5,390,951
                                                                            ----------------
Net gain (loss)                                                                   6,142,121
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     6,467,620
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        325,499   $        291,320
Net realized gain (loss)                                          683,986            174,050
Realized gain distributions                                        67,184            138,494
Net change in unrealized appreciation (depreciation)            5,390,951          1,208,297
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               6,467,620          1,812,161
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       16,218,893         25,134,121
Cost of units redeemed                                         (8,345,494)        (9,957,532)
Account charges                                                   (54,836)           (32,506)
                                                         -----------------  -----------------
Increase (decrease)                                             7,818,563         15,144,083
                                                         -----------------  -----------------
Net increase (decrease)                                        14,286,183         16,956,244
Net assets, beginning                                          28,829,880         11,873,636
                                                         -----------------  -----------------
Net assets, ending                                       $     43,116,063   $     28,829,880
                                                         =================  =================

Units sold                                                     12,939,899         23,158,078
Units redeemed                                                 (6,607,370)        (9,155,655)
                                                         -----------------  -----------------
Net increase (decrease)                                         6,332,529         14,002,423
Units outstanding, beginning                                   25,270,725         11,268,302
                                                         -----------------  -----------------
Units outstanding, ending                                      31,603,254         25,270,725
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    55,919,700
Cost of units redeemed/account charges                                          (20,920,111)
Net investment income (loss)                                                        807,396
Net realized gain (loss)                                                            929,872
Realized gain distributions                                                         242,119
Net change in unrealized appreciation (depreciation)                              6,137,087
                                                                            ----------------
Net assets                                                                  $    43,116,063
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.35        27,306   $    36,988         1.25%         19.4%
12/31/2016          1.13        21,728        24,651         1.25%          7.7%
12/31/2015          1.05        11,183        11,781         1.25%         -2.2%
12/31/2014          1.08         4,758         5,126         1.25%          5.2%
12/31/2013          1.02             0             0         1.25%          2.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37             0   $         0         1.00%         19.7%
12/31/2016          1.14             0             0         1.00%          8.0%
12/31/2015          1.06             0             0         1.00%         -2.0%
12/31/2014          1.08             0             0         1.00%          5.5%
12/31/2013          1.02             0             0         1.00%          2.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         0.75%         20.0%
12/31/2016          1.15             0             0         0.75%          8.2%
12/31/2015          1.06             0             0         0.75%         -1.7%
12/31/2014          1.08             0             0         0.75%          5.8%
12/31/2013          1.02             0             0         0.75%          2.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40             0   $         0         0.50%         20.3%
12/31/2016          1.16             0             0         0.50%          8.5%
12/31/2015          1.07             0             0         0.50%         -1.5%
12/31/2014          1.09             0             0         0.50%          6.0%
12/31/2013          1.02             0             0         0.50%          2.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.25%         20.6%
12/31/2016          1.17             0             0         0.25%          8.8%
12/31/2015          1.08             0             0         0.25%         -1.2%
12/31/2014          1.09             0             0         0.25%          6.3%
12/31/2013          1.02             0             0         0.25%          2.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43         4,298   $     6,128         0.00%         20.9%
12/31/2016          1.18         3,543         4,179         0.00%          9.0%
12/31/2015          1.08            85            92         0.00%         -1.0%
12/31/2014          1.09            14            16         0.00%          6.6%
12/31/2013          1.02             0             0         0.00%          2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.0%
    2016        2.6%
    2015        2.6%
    2014        4.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2050 FUND RETIREMENT CLASS - 87245M871

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    35,771,880  $     30,791,838        1,810,667
                                                      ================  ===============
Receivables: investments sold                 61,238
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    35,833,118
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   31,252,817      22,956,330  $          1.36
Band 100                                        --              --             1.38
Band 75                                         --              --             1.39
Band 50                                         --              --             1.40
Band 25                                         --              --             1.42
Band 0                                   4,580,301       3,196,202             1.43
                                    --------------  --------------
 Total                              $   35,833,118      26,152,532
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       597,452
Mortality & expense charges                                                        (315,055)
                                                                            ----------------
Net investment income (loss)                                                        282,397
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            408,910
Realized gain distributions                                                          53,375
Net change in unrealized appreciation (depreciation)                              4,428,603
                                                                            ----------------
Net gain (loss)                                                                   4,890,888
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     5,173,285
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        282,397   $        221,269
Net realized gain (loss)                                          408,910            101,375
Realized gain distributions                                        53,375             98,404
Net change in unrealized appreciation (depreciation)            4,428,603            901,931
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               5,173,285          1,322,979
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       15,553,596         16,564,222
Cost of units redeemed                                         (6,146,172)        (5,808,562)
Account charges                                                   (41,505)           (25,589)
                                                         -----------------  -----------------
Increase (decrease)                                             9,365,919         10,730,071
                                                         -----------------  -----------------
Net increase (decrease)                                        14,539,204         12,053,050
Net assets, beginning                                          21,293,914          9,240,864
                                                         -----------------  -----------------
Net assets, ending                                       $     35,833,118   $     21,293,914
                                                         =================  =================

Units sold                                                     12,566,934         15,192,739
Units redeemed                                                 (5,038,074)        (5,330,787)
                                                         -----------------  -----------------
Net increase (decrease)                                         7,528,860          9,861,952
Units outstanding, beginning                                   18,623,672          8,761,720
                                                         -----------------  -----------------
Units outstanding, ending                                      26,152,532         18,623,672
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    43,565,027
Cost of units redeemed/account charges                                          (14,081,142)
Net investment income (loss)                                                        651,513
Net realized gain (loss)                                                            537,898
Realized gain distributions                                                         179,780
Net change in unrealized appreciation (depreciation)                              4,980,042
                                                                            ----------------
Net assets                                                                  $    35,833,118
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.36        22,956   $    31,253         1.25%         19.7%
12/31/2016          1.14        16,211        18,441         1.25%          7.9%
12/31/2015          1.05         8,693         9,166         1.25%         -2.1%
12/31/2014          1.08         3,019         3,254         1.25%          5.2%
12/31/2013          1.02             0             0         1.25%          2.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         1.00%         20.0%
12/31/2016          1.15             0             0         1.00%          8.1%
12/31/2015          1.06             0             0         1.00%         -1.9%
12/31/2014          1.08             0             0         1.00%          5.5%
12/31/2013          1.02             0             0         1.00%          2.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.75%         20.3%
12/31/2016          1.16             0             0         0.75%          8.4%
12/31/2015          1.07             0             0         0.75%         -1.7%
12/31/2014          1.08             0             0         0.75%          5.7%
12/31/2013          1.02             0             0         0.75%          2.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.40             0   $         0         0.50%         20.6%
12/31/2016          1.16             0             0         0.50%          8.7%
12/31/2015          1.07             0             0         0.50%         -1.4%
12/31/2014          1.09             0             0         0.50%          6.0%
12/31/2013          1.03             0             0         0.50%          2.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0   $         0         0.25%         20.9%
12/31/2016          1.17             0             0         0.25%          9.0%
12/31/2015          1.08             0             0         0.25%         -1.2%
12/31/2014          1.09             0             0         0.25%          6.3%
12/31/2013          1.03             0             0         0.25%          2.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.43         3,196   $     4,580         0.00%         21.2%
12/31/2016          1.18         2,412         2,853         0.00%          9.2%
12/31/2015          1.08            69            75         0.00%         -0.9%
12/31/2014          1.09            12            13         0.00%          6.5%
12/31/2013          1.03             0             0         0.00%          2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.1%
    2016        2.6%
    2015        2.8%
    2014        3.9%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2055 FUND RETIREMENT CLASS - 87245M152

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    18,214,989  $     15,797,754        1,148,360
                                                      ================  ===============
Receivables: investments sold                 55,422
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    18,270,411
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   14,366,678      10,517,811  $          1.37
Band 100                                        --              --             1.38
Band 75                                         --              --             1.39
Band 50                                         --              --             1.41
Band 25                                         --              --             1.42
Band 0                                   3,903,733       2,715,068             1.44
                                    --------------  --------------
 Total                              $   18,270,411      13,232,879
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       304,992
Mortality & expense charges                                                        (141,754)
                                                                            ----------------
Net investment income (loss)                                                        163,238
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            284,070
Realized gain distributions                                                          18,858
Net change in unrealized appreciation (depreciation)                              2,128,991
                                                                            ----------------
Net gain (loss)                                                                   2,431,919
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,595,157
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        163,238   $        112,909
Net realized gain (loss)                                          284,070             10,940
Realized gain distributions                                        18,858             31,501
Net change in unrealized appreciation (depreciation)            2,128,991            417,451
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,595,157            572,801
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        9,415,012          7,877,880
Cost of units redeemed                                         (3,594,647)        (1,745,289)
Account charges                                                   (30,393)           (22,845)
                                                         -----------------  -----------------
Increase (decrease)                                             5,789,972          6,109,746
                                                         -----------------  -----------------
Net increase (decrease)                                         8,385,129          6,682,547
Net assets, beginning                                           9,885,282          3,202,735
                                                         -----------------  -----------------
Net assets, ending                                       $     18,270,411   $      9,885,282
                                                         =================  =================

Units sold                                                      7,495,223          7,266,747
Units redeemed                                                 (2,878,692)        (1,688,930)
                                                         -----------------  -----------------
Net increase (decrease)                                         4,616,531          5,577,817
Units outstanding, beginning                                    8,616,348          3,038,531
                                                         -----------------  -----------------
Units outstanding, ending                                      13,232,879          8,616,348
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    20,867,457
Cost of units redeemed/account charges                                           (5,700,822)
Net investment income (loss)                                                        330,951
Net realized gain (loss)                                                            295,299
Realized gain distributions                                                          60,291
Net change in unrealized appreciation (depreciation)                              2,417,235
                                                                            ----------------
Net assets                                                                  $    18,270,411
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.37        10,518   $    14,367         1.25%         20.0%
12/31/2016          1.14         6,953         7,917         1.25%          8.1%
12/31/2015          1.05         2,991         3,151         1.25%         -2.2%
12/31/2014          1.08           965         1,040         1.25%          5.3%
12/31/2013          1.02             0             0         1.25%          2.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.38             0   $         0         1.00%         20.3%
12/31/2016          1.15             0             0         1.00%          8.3%
12/31/2015          1.06             0             0         1.00%         -2.0%
12/31/2014          1.08             0             0         1.00%          5.6%
12/31/2013          1.02             0             0         1.00%          2.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.39             0   $         0         0.75%         20.6%
12/31/2016          1.16             0             0         0.75%          8.6%
12/31/2015          1.06             0             0         0.75%         -1.7%
12/31/2014          1.08             0             0         0.75%          5.8%
12/31/2013          1.02             0             0         0.75%          2.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.41             0   $         0         0.50%         20.9%
12/31/2016          1.17             0             0         0.50%          8.9%
12/31/2015          1.07             0             0         0.50%         -1.5%
12/31/2014          1.09             0             0         0.50%          6.1%
12/31/2013          1.02             0             0         0.50%          2.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.42             0   $         0         0.25%         21.2%
12/31/2016          1.17             0             0         0.25%          9.1%
12/31/2015          1.08             0             0         0.25%         -1.2%
12/31/2014          1.09             0             0         0.25%          6.4%
12/31/2013          1.02             0             0         0.25%          2.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44         2,715   $     3,904         0.00%         21.5%
12/31/2016          1.18         1,663         1,969         0.00%          9.4%
12/31/2015          1.08            47            51         0.00%         -1.0%
12/31/2014          1.09             4             4         0.00%          6.6%
12/31/2013          1.02             0             0         0.00%          2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.2%
    2016        2.7%
    2015        2.8%
    2014        4.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
TIAA-CREF LIFECYCLE INDEX RETIREMENT INCOME FUND RETIREMENT CLASS - 87245M889

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     8,950,825   $    8,401,811          628,114
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (12,761)
                                     ----------------
Net assets                           $     8,938,064
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,290,117       6,219,504  $          1.17
Band 100                                         --              --             1.18
Band 75                                          --              --             1.20
Band 50                                          --              --             1.21
Band 25                                          --              --             1.22
Band 0                                    1,647,947       1,335,655             1.23
                                    ---------------  --------------
 Total                              $     8,938,064       7,555,159
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       158,430
Mortality & expense charges                                                         (86,590)
                                                                            ----------------
Net investment income (loss)                                                         71,840
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            139,694
Realized gain distributions                                                          10,633
Net change in unrealized appreciation (depreciation)                                527,939
                                                                            ----------------
Net gain (loss)                                                                     678,266
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       750,106
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         71,840   $         51,030
Net realized gain (loss)                                          139,694             64,918
Realized gain distributions                                        10,633             17,315
Net change in unrealized appreciation (depreciation)              527,939             75,959
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 750,106            209,222
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,764,376          8,820,944
Cost of units redeemed                                         (3,622,624)        (4,285,776)
Account charges                                                    (3,879)            (4,256)
                                                         -----------------  -----------------
Increase (decrease)                                               137,873          4,530,912
                                                         -----------------  -----------------
Net increase (decrease)                                           887,979          4,740,134
Net assets, beginning                                           8,050,085          3,309,951
                                                         -----------------  -----------------
Net assets, ending                                       $      8,938,064   $      8,050,085
                                                         =================  =================

Units sold                                                      3,357,358          8,879,255
Units redeemed                                                 (3,218,297)        (4,657,474)
                                                         -----------------  -----------------
Net increase (decrease)                                           139,061          4,221,781
Units outstanding, beginning                                    7,416,098          3,194,317
                                                         -----------------  -----------------
Units outstanding, ending                                       7,555,159          7,416,098
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    16,959,055
Cost of units redeemed/account charges                                           (8,976,002)
Net investment income (loss)                                                        155,952
Net realized gain (loss)                                                            212,524
Realized gain distributions                                                          37,521
Net change in unrealized appreciation (depreciation)                                549,014
                                                                            ----------------
Net assets                                                                  $     8,938,064
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17         6,220   $     7,290         1.25%          8.9%
12/31/2016          1.08         5,865         6,315         1.25%          3.9%
12/31/2015          1.04         3,194         3,310         1.25%         -1.5%
12/31/2014          1.05         1,666         1,752         1.25%          4.5%
12/31/2013          1.01             0             0         1.25%          0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         1.00%          9.1%
12/31/2016          1.08             0             0         1.00%          4.2%
12/31/2015          1.04             0             0         1.00%         -1.2%
12/31/2014          1.05             0             0         1.00%          4.8%
12/31/2013          1.01             0             0         1.00%          0.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%          9.4%
12/31/2016          1.09             0             0         0.75%          4.4%
12/31/2015          1.05             0             0         0.75%         -1.0%
12/31/2014          1.06             0             0         0.75%          5.0%
12/31/2013          1.01             0             0         0.75%          0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%          9.7%
12/31/2016          1.10             0             0         0.50%          4.7%
12/31/2015          1.05             0             0         0.50%         -0.7%
12/31/2014          1.06             0             0         0.50%          5.3%
12/31/2013          1.01             0             0         0.50%          0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.25%         10.0%
12/31/2016          1.11             0             0         0.25%          4.9%
12/31/2015          1.06             0             0         0.25%         -0.5%
12/31/2014          1.06             0             0         0.25%          5.6%
12/31/2013          1.01             0             0         0.25%          0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23         1,336   $     1,648         0.00%         10.2%
12/31/2016          1.12         1,551         1,736         0.00%          5.2%
12/31/2015          1.06             0             0         0.00%         -0.3%
12/31/2014          1.07             0             0         0.00%          5.8%
12/31/2013          1.01             0             0         0.00%          0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        2.2%
    2015        2.0%
    2014        2.3%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            TIAA-CREF BOND PLUS FUND RETIREMENT CLASS - 886315605

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        562,183  $       560,046           54,513
                                                       ===============  ===============
Receivables: investments sold                   8,024
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        570,207
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       570,207         548,114  $         1.04
Band 100                                        --              --            1.05
Band 75                                         --              --            1.06
Band 50                                         --              --            1.06
Band 25                                         --              --            1.07
Band 0                                          --              --            1.08
                                   ---------------  --------------
 Total                             $       570,207         548,114
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         15,056
Mortality & expense charges                                                            (6,565)
                                                                             -----------------
Net investment income (loss)                                                            8,491
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  431
Realized gain distributions                                                               319
Net change in unrealized appreciation (depreciation)                                    6,688
                                                                             -----------------
Net gain (loss)                                                                         7,438
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         15,929
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          8,491   $          5,098
Net realized gain (loss)                                               431                (23)
Realized gain distributions                                            319              3,823
Net change in unrealized appreciation (depreciation)                 6,688             (1,611)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   15,929              7,287
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           225,234            351,560
Cost of units redeemed                                            (119,871)           (11,945)
Account charges                                                       (249)               (39)
                                                          -----------------  -----------------
Increase (decrease)                                                105,114            339,576
                                                          -----------------  -----------------
Net increase (decrease)                                            121,043            346,863
Net assets, beginning                                              449,164            102,301
                                                          -----------------  -----------------
Net assets, ending                                        $        570,207   $        449,164
                                                          =================  =================

Units sold                                                         218,972            352,753
Units redeemed                                                    (116,241)           (12,069)
                                                          -----------------  -----------------
Net increase (decrease)                                            102,731            340,684
Units outstanding, beginning                                       445,383            104,699
                                                          -----------------  -----------------
Units outstanding, ending                                          548,114            445,383
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        680,445
Cost of units redeemed/account charges                                               (132,104)
Net investment income (loss)                                                           13,987
Net realized gain (loss)                                                                  407
Realized gain distributions                                                             5,335
Net change in unrealized appreciation (depreciation)                                    2,137
                                                                             -----------------
Net assets                                                                   $        570,207
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04           548   $       570         1.25%          3.2%
12/31/2016          1.01           445           449         1.25%          3.2%
12/31/2015          0.98           105           102         1.25%         -2.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0   $         0         1.00%          3.4%
12/31/2016          1.01             0             0         1.00%          3.5%
12/31/2015          0.98             0             0         1.00%         -2.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.75%          3.7%
12/31/2016          1.02             0             0         0.75%          3.7%
12/31/2015          0.98             0             0         0.75%         -1.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0   $         0         0.50%          3.9%
12/31/2016          1.02             0             0         0.50%          4.0%
12/31/2015          0.98             0             0         0.50%         -1.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.25%          4.2%
12/31/2016          1.03             0             0         0.25%          4.2%
12/31/2015          0.99             0             0         0.25%         -1.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.00%          4.4%
12/31/2016          1.03             0             0         0.00%          4.5%
12/31/2015          0.99             0             0         0.00%         -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.0%
    2016        3.3%
    2015        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        TIAA-CREF LARGE-CAP GROWTH FUND RETIREMENT CLASS - 87244W326

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        659,072  $       550,852           33,455
                                                       ===============  ===============
Receivables: investments sold                   1,332
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        660,404
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       660,404         458,812  $         1.44
Band 100                                        --              --            1.45
Band 75                                         --              --            1.46
Band 50                                         --              --            1.47
Band 25                                         --              --            1.48
Band 0                                          --              --            1.49
                                   ---------------  --------------
 Total                             $       660,404         458,812
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,331
Mortality & expense charges                                                            (6,372)
                                                                             -----------------
Net investment income (loss)                                                           (5,041)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                7,195
Realized gain distributions                                                            24,146
Net change in unrealized appreciation (depreciation)                                  113,237
                                                                             -----------------
Net gain (loss)                                                                       144,578
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        139,537
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,041)  $         (1,774)
Net realized gain (loss)                                            7,195                 19
Realized gain distributions                                        24,146              5,087
Net change in unrealized appreciation (depreciation)              113,237             (6,200)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 139,537             (2,868)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          187,714            430,607
Cost of units redeemed                                            (99,199)           (91,741)
Account charges                                                    (1,299)              (768)
                                                         -----------------  -----------------
Increase (decrease)                                                87,216            338,098
                                                         -----------------  -----------------
Net increase (decrease)                                           226,753            335,230
Net assets, beginning                                             433,651             98,421
                                                         -----------------  -----------------
Net assets, ending                                       $        660,404   $        433,651
                                                         =================  =================

Units sold                                                        143,476            460,151
Units redeemed                                                    (83,727)          (149,519)
                                                         -----------------  -----------------
Net increase (decrease)                                            59,749            310,632
Units outstanding, beginning                                      399,063             88,431
                                                         -----------------  -----------------
Units outstanding, ending                                         458,812            399,063
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        712,453
Cost of units redeemed/account charges                                               (193,051)
Net investment income (loss)                                                           (6,863)
Net realized gain (loss)                                                                7,208
Realized gain distributions                                                            32,437
Net change in unrealized appreciation (depreciation)                                  108,220
                                                                             -----------------
Net assets                                                                   $        660,404
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.44           459   $       660         1.25%         32.5%
12/31/2016          1.09           399           434         1.25%         -2.4%
12/31/2015          1.11            88            98         1.25%         11.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.45             0   $         0         1.00%         32.8%
12/31/2016          1.09             0             0         1.00%         -2.1%
12/31/2015          1.12             0             0         1.00%         11.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.46             0   $         0         0.75%         33.1%
12/31/2016          1.10             0             0         0.75%         -1.9%
12/31/2015          1.12             0             0         0.75%         11.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.47             0   $         0         0.50%         33.4%
12/31/2016          1.10             0             0         0.50%         -1.6%
12/31/2015          1.12             0             0         0.50%         12.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.48             0   $         0         0.25%         33.8%
12/31/2016          1.11             0             0         0.25%         -1.4%
12/31/2015          1.12             0             0         0.25%         12.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.49             0   $         0         0.00%         34.1%
12/31/2016          1.11             0             0         0.00%         -1.1%
12/31/2015          1.13             0             0         0.00%         12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        0.4%
    2015        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         TIAA-CREF LARGE-CAP VALUE FUND RETIREMENT CLASS - 87244W722

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        296,072  $       287,265           15,782
                                                       ===============  ===============
Receivables: investments sold                   3,471
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        299,543
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       299,543         236,694  $         1.27
Band 100                                        --              --            1.27
Band 75                                         --              --            1.28
Band 50                                         --              --            1.29
Band 25                                         --              --            1.30
Band 0                                          --              --            1.31
                                   ---------------  --------------
 Total                             $       299,543         236,694
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          3,290
Mortality & expense charges                                                            (2,441)
                                                                             -----------------
Net investment income (loss)                                                              849
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  568
Realized gain distributions                                                            14,175
Net change in unrealized appreciation (depreciation)                                    4,873
                                                                             -----------------
Net gain (loss)                                                                        19,616
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         20,465
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            849   $          1,416
Net realized gain (loss)                                              568               (304)
Realized gain distributions                                        14,175              2,739
Net change in unrealized appreciation (depreciation)                4,873              4,122
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  20,465              7,973
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          142,514            136,549
Cost of units redeemed                                             (4,552)            (5,093)
Account charges                                                      (174)               (27)
                                                         -----------------  -----------------
Increase (decrease)                                               137,788            131,429
                                                         -----------------  -----------------
Net increase (decrease)                                           158,253            139,402
Net assets, beginning                                             141,290              1,888
                                                         -----------------  -----------------
Net assets, ending                                       $        299,543   $        141,290
                                                         =================  =================

Units sold                                                        175,693            126,992
Units redeemed                                                    (62,732)            (5,191)
                                                         -----------------  -----------------
Net increase (decrease)                                           112,961            121,801
Units outstanding, beginning                                      123,733              1,932
                                                         -----------------  -----------------
Units outstanding, ending                                         236,694            123,733
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        281,016
Cost of units redeemed/account charges                                                 (9,846)
Net investment income (loss)                                                            2,284
Net realized gain (loss)                                                                  264
Realized gain distributions                                                            17,018
Net change in unrealized appreciation (depreciation)                                    8,807
                                                                             -----------------
Net assets                                                                   $        299,543
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27           237   $       300         1.25%         10.8%
12/31/2016          1.14           124           141         1.25%         16.8%
12/31/2015          0.98             2             2         1.25%         -2.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         1.00%         11.1%
12/31/2016          1.15             0             0         1.00%         17.1%
12/31/2015          0.98             0             0         1.00%         -2.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.75%         11.4%
12/31/2016          1.15             0             0         0.75%         17.4%
12/31/2015          0.98             0             0         0.75%         -1.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.50%         11.7%
12/31/2016          1.16             0             0         0.50%         17.7%
12/31/2015          0.98             0             0         0.50%         -1.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.25%         11.9%
12/31/2016          1.16             0             0         0.25%         18.0%
12/31/2015          0.99             0             0         0.25%         -1.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.00%         12.2%
12/31/2016          1.17             0             0         0.00%         18.3%
12/31/2015          0.99             0             0         0.00%         -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        2.4%
    2015        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
         TIAA-CREF MID-CAP GROWTH FUND RETIREMENT CLASS - 87244W888

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,649,694  $      1,442,474           75,333
                                                      ================  ===============
Receivables: investments sold                    858
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,650,552
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,650,552       1,297,323  $          1.27
Band 100                                         --              --             1.28
Band 75                                          --              --             1.29
Band 50                                          --              --             1.30
Band 25                                          --              --             1.31
Band 0                                           --              --             1.32
                                    ---------------  --------------
 Total                              $     1,650,552       1,297,323
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         4,317
Mortality & expense charges                                                         (21,971)
                                                                            ----------------
Net investment income (loss)                                                        (17,654)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            148,608
Realized gain distributions                                                         137,147
Net change in unrealized appreciation (depreciation)                                109,568
                                                                            ----------------
Net gain (loss)                                                                     395,323
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       377,669
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (17,654)  $        (11,517)
Net realized gain (loss)                                          148,608             14,705
Realized gain distributions                                       137,147                 --
Net change in unrealized appreciation (depreciation)              109,568            101,918
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 377,669            105,106
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          529,162          1,804,932
Cost of units redeemed                                           (883,493)          (322,968)
Account charges                                                      (645)              (293)
                                                         -----------------  -----------------
Increase (decrease)                                              (354,976)         1,481,671
                                                         -----------------  -----------------
Net increase (decrease)                                            22,693          1,586,777
Net assets, beginning                                           1,627,859             41,082
                                                         -----------------  -----------------
Net assets, ending                                       $      1,650,552   $      1,627,859
                                                         =================  =================

Units sold                                                        440,919          1,871,025
Units redeemed                                                   (734,515)          (320,427)
                                                         -----------------  -----------------
Net increase (decrease)                                          (293,596)         1,550,598
Units outstanding, beginning                                    1,590,919             40,321
                                                         -----------------  -----------------
Units outstanding, ending                                       1,297,323          1,590,919
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     2,376,360
Cost of units redeemed/account charges                                           (1,207,399)
Net investment income (loss)                                                        (29,347)
Net realized gain (loss)                                                            163,304
Realized gain distributions                                                         140,414
Net change in unrealized appreciation (depreciation)                                207,220
                                                                            ----------------
Net assets                                                                  $     1,650,552
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27         1,297   $     1,651         1.25%         24.3%
12/31/2016          1.02         1,591         1,628         1.25%          0.4%
12/31/2015          1.02            40            41         1.25%          1.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         1.00%         24.7%
12/31/2016          1.03             0             0         1.00%          0.7%
12/31/2015          1.02             0             0         1.00%          2.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.75%         25.0%
12/31/2016          1.03             0             0         0.75%          0.9%
12/31/2015          1.02             0             0         0.75%          2.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.50%         25.3%
12/31/2016          1.04             0             0         0.50%          1.2%
12/31/2015          1.03             0             0         0.50%          2.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.25%         25.6%
12/31/2016          1.04             0             0         0.25%          1.4%
12/31/2015          1.03             0             0         0.25%          2.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.00%         25.9%
12/31/2016          1.05             0             0         0.00%          1.7%
12/31/2015          1.03             0             0         0.00%          3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.3%
    2016        0.5%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2060 FUND RETIREMENT CLASS - 87245R557

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,020,782  $      1,882,532          166,652
                                                      ================  ===============
Receivables: investments sold                 24,038
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,044,820
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,444,766       1,109,081  $          1.30
Band 100                                         --              --             1.31
Band 75                                          --              --             1.31
Band 50                                          --              --             1.32
Band 25                                          --              --             1.32
Band 0                                      600,054         451,362             1.33
                                    ---------------  --------------
 Total                              $     2,044,820       1,560,443
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         33,354
Mortality & expense charges                                                           (9,332)
                                                                            -----------------
Net investment income (loss)                                                          24,022
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              20,228
Realized gain distributions                                                            2,368
Net change in unrealized appreciation (depreciation)                                 137,978
                                                                            -----------------
Net gain (loss)                                                                      160,574
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        184,596
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         24,022   $          3,918
Net realized gain (loss)                                           20,228                787
Realized gain distributions                                         2,368              1,286
Net change in unrealized appreciation (depreciation)              137,978                272
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 184,596              6,263
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,923,703            300,382
Cost of units redeemed                                           (321,403)           (43,894)
Account charges                                                    (4,196)              (631)
                                                         -----------------  -----------------
Increase (decrease)                                             1,598,104            255,857
                                                         -----------------  -----------------
Net increase (decrease)                                         1,782,700            262,120
Net assets, beginning                                             262,120                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      2,044,820   $        262,120
                                                         =================  =================

Units sold                                                      1,583,423            282,832
Units redeemed                                                   (263,999)           (41,813)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,319,424            241,019
Units outstanding, beginning                                      241,019                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,560,443            241,019
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,224,085
Cost of units redeemed/account charges                                              (370,124)
Net investment income (loss)                                                          27,940
Net realized gain (loss)                                                              21,015
Realized gain distributions                                                            3,654
Net change in unrealized appreciation (depreciation)                                 138,250
                                                                            -----------------
Net assets                                                                  $      2,044,820
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30         1,109   $     1,445         1.25%         20.1%
12/31/2016          1.08           159           173         1.25%          8.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         1.00%         20.4%
12/31/2016          1.09             0             0         1.00%          8.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.31             0   $         0         0.75%         20.7%
12/31/2016          1.09             0             0         0.75%          8.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.50%         21.0%
12/31/2016          1.09             0             0         0.50%          9.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.32             0   $         0         0.25%         21.3%
12/31/2016          1.09             0             0         0.25%          9.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.33           451   $       600         0.00%         21.6%
12/31/2016          1.09            82            89         0.00%          9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.9%
    2016        3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            TIAA-CREF SOCIAL CHOICE BOND FUND R CLASS - 87245R698

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         1,900  $         1,906               184
                                                       ===============   ===============
Receivables: investments sold                       1
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         1,901
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         1,901            1,875  $         1.01
Band 100                                         --               --            1.02
Band 75                                          --               --            1.02
Band 50                                          --               --            1.03
Band 25                                          --               --            1.03
Band 0                                           --               --            1.03
                                    ---------------  ---------------
 Total                              $         1,901            1,875
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $             24
Mortality & expense charges                                                                 (13)
                                                                               -----------------
Net investment income (loss)                                                                 11
                                                                               -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      9
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                         (5)
                                                                               -----------------
Net gain (loss)                                                                               4
                                                                               -----------------

Increase (decrease) in net assets from operations                              $             15
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $             11   $             --
Net realized gain (loss)                                                 9                 --
Realized gain distributions                                             --                  1
Net change in unrealized appreciation (depreciation)                    (5)                (1)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                       15                 --
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             5,357                563
Cost of units redeemed                                              (4,028)                --
Account charges                                                         (6)                --
                                                          -----------------  -----------------
Increase (decrease)                                                  1,323                563
                                                          -----------------  -----------------
Net increase (decrease)                                              1,338                563
Net assets, beginning                                                  563                 --
                                                          -----------------  -----------------
Net assets, ending                                        $          1,901   $            563
                                                          =================  =================

Units sold                                                           5,294                572
Units redeemed                                                      (3,991)                --
                                                          -----------------  -----------------
Net increase (decrease)                                              1,303                572
Units outstanding, beginning                                           572                 --
                                                          -----------------  -----------------
Units outstanding, ending                                            1,875                572
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $          5,920
Cost of units redeemed/account charges                                                   (4,034)
Net investment income (loss)                                                                 11
Net realized gain (loss)                                                                      9
Realized gain distributions                                                                   1
Net change in unrealized appreciation (depreciation)                                         (6)
                                                                               -----------------
Net assets                                                                     $          1,901
                                                                               =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             2   $         2         1.25%          3.0%
12/31/2016          0.98             1             1         1.25%         -1.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%          3.2%
12/31/2016          0.99             0             0         1.00%         -1.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.75%          3.5%
12/31/2016          0.99             0             0         0.75%         -1.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.50%          3.7%
12/31/2016          0.99             0             0         0.50%         -1.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.25%          4.0%
12/31/2016          0.99             0             0         0.25%         -0.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.00%          4.3%
12/31/2016          0.99             0             0         0.00%         -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          TIAA-CREF BOND INDEX FUND INSTITUTIONAL CLASS - 87245M848

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       272,843   $       274,080           25,098
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,281)
                                     ----------------
Net assets                           $       271,562
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       271,562         265,938  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $       271,562         265,938
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $           1,392
Mortality & expense charges                                                                (702)
                                                                              ------------------
Net investment income (loss)                                                                690
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (18)
Realized gain distributions                                                                  95
Net change in unrealized appreciation (depreciation)                                     (1,237)
                                                                              ------------------
Net gain (loss)                                                                          (1,160)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $            (470)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            690   $             --
Net realized gain (loss)                                              (18)                --
Realized gain distributions                                            95                 --
Net change in unrealized appreciation (depreciation)               (1,237)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (470)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          282,275                 --
Cost of units redeemed                                            (10,202)                --
Account charges                                                       (41)                --
                                                         -----------------  ----------------
Increase (decrease)                                               272,032                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           271,562                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        271,562   $             --
                                                         =================  ================

Units sold                                                        275,954                 --
Units redeemed                                                    (10,016)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           265,938                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         265,938                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $         282,275
Cost of units redeemed/account charges                                                  (10,243)
Net investment income (loss)                                                                690
Net realized gain (loss)                                                                    (18)
Realized gain distributions                                                                  95
Net change in unrealized appreciation (depreciation)                                     (1,237)
                                                                              ------------------
Net assets                                                                    $         271,562
                                                                              ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02           266   $       272         1.25%          2.1%
12/31/2016          1.00             0             0         1.25%          0.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%          2.4%
12/31/2016          1.00             0             0         1.00%          0.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.75%          2.6%
12/31/2016          1.00             0             0         0.75%          0.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.50%          2.9%
12/31/2016          1.00             0             0         0.50%          0.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.25%          3.2%
12/31/2016          1.00             0             0         0.25%          0.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.00%          3.4%
12/31/2016          1.00             0             0         0.00%          0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       TIAA-CREF GROWTH & INCOME FUND INSTITUTIONAL CLASS - 87244W409

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         1,287  $         1,284               90
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         1,287
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         1,287            1,057  $         1.22
Band 100                                         --               --            1.22
Band 75                                          --               --            1.22
Band 50                                          --               --            1.23
Band 25                                          --               --            1.23
Band 0                                           --               --            1.23
                                    ---------------  ---------------
 Total                              $         1,287            1,057
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $              1
Mortality & expense charges                                                               (1)
                                                                            -----------------
Net investment income (loss)                                                              --
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               30
Net change in unrealized appreciation (depreciation)                                       3
                                                                            -----------------
Net gain (loss)                                                                           33
                                                                            -----------------

Increase (decrease) in net assets from operations                           $             33
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            30                 --
Net change in unrealized appreciation (depreciation)                    3                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      33                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                            1,254                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                 1,254                 --
                                                         ----------------   ----------------
Net increase (decrease)                                             1,287                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $          1,287   $             --
                                                         ================   ================

Units sold                                                          1,057                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                             1,057                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                           1,057                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $          1,254
Cost of units redeemed/account charges                                                    --
Net investment income (loss)                                                              --
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               30
Net change in unrealized appreciation (depreciation)                                       3
                                                                            ----------------
Net assets                                                                  $          1,287
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             1   $         1         1.25%         22.4%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         1.00%         22.7%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.75%         23.0%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.50%         23.3%
12/31/2016          0.99             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.25%         23.7%
12/31/2016          0.99             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.00%         24.0%
12/31/2016          0.99             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      TIAA-CREF INTERNATIONAL EQUITY INDEX FUND INST. CLASS - 87244W516

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $       899,707  $       887,750           50,036
                                                      ===============  ===============
Receivables: investments sold                109,535
Due to due from sponsor                        2,130
                                     ---------------
Net assets                           $     1,011,372
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,011,372         819,378  $          1.23
Band 100                                         0               0             1.24
Band 75                                          0               0             1.24
Band 50                                          0               0             1.24
Band 25                                          0               0             1.25
Band 0                                           0               0             1.25
                                    --------------  --------------
 Total                              $    1,011,372         819,378
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         18,189
Mortality & expense charges                                                           (2,994)
                                                                            -----------------
Net investment income (loss)                                                          15,195
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              10,965
Realized gain distributions                                                                0
Net change in unrealized appreciation (depreciation)                                  11,957
                                                                            -----------------
Net gain (loss)                                                                       22,922
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         38,117
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         15,195   $              0
Net realized gain (loss)                                           10,965                  0
Realized gain distributions                                             0                  0
Net change in unrealized appreciation (depreciation)               11,957                  0
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  38,117                  0
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,507,909                  0
Cost of units redeemed                                           (534,166)                 0
Account charges                                                      (488)                 0
                                                         -----------------  ----------------
Increase (decrease)                                               973,255                  0
                                                         -----------------  ----------------
Net increase (decrease)                                         1,011,372                  0
Net assets, beginning                                                   0                  0
                                                         -----------------  ----------------
Net assets, ending                                       $      1,011,372   $              0
                                                         =================  ================

Units sold                                                      1,273,569                  0
Units redeemed                                                   (454,191)                 0
                                                         -----------------  ----------------
Net increase (decrease)                                           819,378                  0
Units outstanding, beginning                                            0                  0
                                                         -----------------  ----------------
Units outstanding, ending                                         819,378                  0
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,507,909
Cost of units redeemed/account charges                                              (534,654)
Net investment income (loss)                                                          15,195
Net realized gain (loss)                                                              10,965
Realized gain distributions                                                                0
Net change in unrealized appreciation (depreciation)                                  11,957
                                                                            -----------------
Net assets                                                                  $      1,011,372
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23           819   $     1,011         1.25%         23.8%
12/31/2016          1.00             0             0         1.25%         -0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         1.00%         24.1%
12/31/2016          1.00             0             0         1.00%         -0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.75%         24.4%
12/31/2016          1.00             0             0         0.75%         -0.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24             0   $         0         0.50%         24.7%
12/31/2016          1.00             0             0         0.50%         -0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.25%         25.0%
12/31/2016          1.00             0             0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.00%         25.3%
12/31/2016          1.00             0             0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        TIAA-CREF LARGE-CAP GROWTH INDEX FUND INST. CLASS - 87244W680

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     5,709,074   $    5,389,067          196,444
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (45,581)
                                     ----------------
Net assets                           $     5,663,493
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,663,493       4,426,122  $          1.28
Band 100                                         --              --             1.28
Band 75                                          --              --             1.29
Band 50                                          --              --             1.29
Band 25                                          --              --             1.29
Band 0                                           --              --             1.30
                                    ---------------  --------------
 Total                              $     5,663,493       4,426,122
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         68,422
Mortality & expense charges                                                          (21,916)
                                                                            -----------------
Net investment income (loss)                                                          46,506
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              23,859
Realized gain distributions                                                           38,163
Net change in unrealized appreciation (depreciation)                                 320,007
                                                                            -----------------
Net gain (loss)                                                                      382,029
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        428,535
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         46,506   $             --
Net realized gain (loss)                                           23,859                 --
Realized gain distributions                                        38,163                 --
Net change in unrealized appreciation (depreciation)              320,007                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 428,535                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        9,234,030                 --
Cost of units redeemed                                         (3,996,749)                --
Account charges                                                    (2,323)                --
                                                         -----------------  ----------------
Increase (decrease)                                             5,234,958                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         5,663,493                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      5,663,493   $             --
                                                         =================  ================

Units sold                                                      7,835,801                 --
Units redeemed                                                 (3,409,679)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         4,426,122                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       4,426,122                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      9,234,030
Cost of units redeemed/account charges                                            (3,999,072)
Net investment income (loss)                                                          46,506
Net realized gain (loss)                                                              23,859
Realized gain distributions                                                           38,163
Net change in unrealized appreciation (depreciation)                                 320,007
                                                                            -----------------
Net assets                                                                  $      5,663,493
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28         4,426   $     5,663         1.25%         28.5%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         1.00%         28.8%
12/31/2016          1.00             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.75%         29.1%
12/31/2016          1.00             0             0         0.75%         -0.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.50%         29.4%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.25%         29.7%
12/31/2016          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0   $         0         0.00%         30.1%
12/31/2016          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    TIAA-CREF LARGE-CAP VALUE INDEX FUND INSTITUTIONAL CLASS - 87244W664

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     6,817,286   $    6,741,914          345,799
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (39,623)
                                     ----------------
Net assets                           $     6,777,663
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,777,663       6,076,523  $          1.12
Band 100                                         --              --             1.12
Band 75                                          --              --             1.12
Band 50                                          --              --             1.12
Band 25                                          --              --             1.13
Band 0                                           --              --             1.13
                                    ---------------  --------------
 Total                              $     6,777,663       6,076,523
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        138,980
Mortality & expense charges                                                          (26,122)
                                                                            -----------------
Net investment income (loss)                                                         112,858
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              23,974
Realized gain distributions                                                          115,677
Net change in unrealized appreciation (depreciation)                                  75,372
                                                                            -----------------
Net gain (loss)                                                                      215,023
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        327,881
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        112,858   $             --
Net realized gain (loss)                                           23,974                 --
Realized gain distributions                                       115,677                 --
Net change in unrealized appreciation (depreciation)               75,372                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 327,881                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        9,508,952                 --
Cost of units redeemed                                         (3,056,772)                --
Account charges                                                    (2,398)                --
                                                         -----------------  ----------------
Increase (decrease)                                             6,449,782                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         6,777,663                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      6,777,663   $             --
                                                         =================  ================

Units sold                                                      9,005,554                 --
Units redeemed                                                 (2,929,031)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         6,076,523                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       6,076,523                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      9,508,952
Cost of units redeemed/account charges                                            (3,059,170)
Net investment income (loss)                                                         112,858
Net realized gain (loss)                                                              23,974
Realized gain distributions                                                          115,677
Net change in unrealized appreciation (depreciation)                                  75,372
                                                                            -----------------
Net assets                                                                  $      6,777,663
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12         6,077   $     6,778         1.25%         12.2%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         1.00%         12.5%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.75%         12.8%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.50%         13.1%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.25%         13.3%
12/31/2016          0.99             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.00%         13.6%
12/31/2016          0.99             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2010 FUND INSTITUTIONAL CLASS - 87245M830

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,066,370  $      2,043,448          137,337
                                                      ================  ===============
Receivables: investments sold                    557
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,066,927
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,557,241       1,423,831  $          1.09
Band 100                                         --              --             1.10
Band 75                                          --              --             1.10
Band 50                                          --              --             1.10
Band 25                                          --              --             1.11
Band 0                                      509,686         459,902             1.11
                                    ---------------  --------------
 Total                              $     2,066,927       1,883,733
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         35,923
Mortality & expense charges                                                            (4,073)
                                                                             -----------------
Net investment income (loss)                                                           31,850
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,760
Realized gain distributions                                                             3,350
Net change in unrealized appreciation (depreciation)                                   22,922
                                                                             -----------------
Net gain (loss)                                                                        31,032
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         62,882
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         31,850   $             --
Net realized gain (loss)                                            4,760                 --
Realized gain distributions                                         3,350                 --
Net change in unrealized appreciation (depreciation)               22,922                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  62,882                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,150,553                 --
Cost of units redeemed                                           (144,933)                --
Account charges                                                    (1,575)                --
                                                         -----------------  ----------------
Increase (decrease)                                             2,004,045                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,066,927                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      2,066,927   $             --
                                                         =================  ================

Units sold                                                      2,020,756                 --
Units redeemed                                                   (137,023)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,883,733                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,883,733                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,150,553
Cost of units redeemed/account charges                                               (146,508)
Net investment income (loss)                                                           31,850
Net realized gain (loss)                                                                4,760
Realized gain distributions                                                             3,350
Net change in unrealized appreciation (depreciation)                                   22,922
                                                                             -----------------
Net assets                                                                   $      2,066,927
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09         1,424   $     1,557         1.25%          9.8%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         1.00%         10.0%
12/31/2016          1.00             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.75%         10.3%
12/31/2016          1.00             0             0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.50%         10.6%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.25%         10.9%
12/31/2016          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11           460   $       510         0.00%         11.2%
12/31/2016          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2015 FUND INSTITUTIONAL CLASS - 87245M822

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     8,956,826  $      8,730,449          569,420
                                                      ================  ===============
Receivables: investments sold                    163
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     8,956,989
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,025,593       5,456,536  $          1.10
Band 100                                         --              --             1.11
Band 75                                          --              --             1.11
Band 50                                          --              --             1.11
Band 25                                          --              --             1.12
Band 0                                    2,931,396       2,619,706             1.12
                                    ---------------  --------------
 Total                              $     8,956,989       8,076,242
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        177,215
Mortality & expense charges                                                          (26,366)
                                                                            -----------------
Net investment income (loss)                                                         150,849
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              65,028
Realized gain distributions                                                           15,240
Net change in unrealized appreciation (depreciation)                                 226,377
                                                                            -----------------
Net gain (loss)                                                                      306,645
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        457,494
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        150,849   $             --
Net realized gain (loss)                                           65,028                 --
Realized gain distributions                                        15,240                 --
Net change in unrealized appreciation (depreciation)              226,377                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 457,494                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                       11,187,997                 --
Cost of units redeemed                                         (2,681,334)                --
Account charges                                                    (7,168)                --
                                                         -----------------  ----------------
Increase (decrease)                                             8,499,495                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         8,956,989                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      8,956,989   $             --
                                                         =================  ================

Units sold                                                     10,593,337                 --
Units redeemed                                                 (2,517,095)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         8,076,242                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       8,076,242                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     11,187,997
Cost of units redeemed/account charges                                            (2,688,502)
Net investment income (loss)                                                         150,849
Net realized gain (loss)                                                              65,028
Realized gain distributions                                                           15,240
Net change in unrealized appreciation (depreciation)                                 226,377
                                                                            -----------------
Net assets                                                                  $      8,956,989
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10         5,457   $     6,026         1.25%         10.8%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%         11.1%
12/31/2016          1.00             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.75%         11.4%
12/31/2016          1.00             0             0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.50%         11.7%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.25%         11.9%
12/31/2016          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12         2,620   $     2,931         0.00%         12.2%
12/31/2016          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2020 FUND INSTITUTIONAL CLASS - 87245M814

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     34,827,610  $    33,558,192        2,098,511
                                                       ===============  ===============
Receivables: investments sold                   7,684
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     34,835,294
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   17,990,847      16,090,236  $          1.12
Band 100                                        --              --             1.12
Band 75                                         --              --             1.12
Band 50                                         --              --             1.13
Band 25                                         --              --             1.13
Band 0                                  16,844,447      14,867,133             1.13
                                    --------------  --------------
 Total                              $   34,835,294      30,957,369
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        614,507
Mortality & expense charges                                                          (65,464)
                                                                            -----------------
Net investment income (loss)                                                         549,043
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              98,686
Realized gain distributions                                                           46,068
Net change in unrealized appreciation (depreciation)                               1,269,418
                                                                            -----------------
Net gain (loss)                                                                    1,414,172
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      1,963,215
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        549,043   $             --
Net realized gain (loss)                                           98,686                 --
Realized gain distributions                                        46,068                 --
Net change in unrealized appreciation (depreciation)            1,269,418                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations               1,963,215                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                       43,039,897                 --
Cost of units redeemed                                        (10,140,986)                --
Account charges                                                   (26,832)                --
                                                         -----------------  ----------------
Increase (decrease)                                            32,872,079                 --
                                                         -----------------  ----------------
Net increase (decrease)                                        34,835,294                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $     34,835,294   $             --
                                                         =================  ================

Units sold                                                     40,564,465                 --
Units redeemed                                                 (9,607,096)                --
                                                         -----------------  ----------------
Net increase (decrease)                                        30,957,369                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                      30,957,369                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     43,039,897
Cost of units redeemed/account charges                                           (10,167,818)
Net investment income (loss)                                                         549,043
Net realized gain (loss)                                                              98,686
Realized gain distributions                                                           46,068
Net change in unrealized appreciation (depreciation)                               1,269,418
                                                                            -----------------
Net assets                                                                  $     34,835,294
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12        16,090   $    17,991         1.25%         12.3%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         1.00%         12.5%
12/31/2016          1.00             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         0.75%         12.8%
12/31/2016          1.00             0             0         0.75%         -0.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.50%         13.1%
12/31/2016          1.00             0             0         0.50%         -0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.25%         13.4%
12/31/2016          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13        14,867   $    16,844         0.00%         13.7%
12/31/2016          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2025 FUND INSTITUTIONAL CLASS - 87245M798

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     29,488,553  $    28,297,126        1,690,358
                                                       ===============  ===============
Receivables: investments sold                   8,205
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     29,496,758
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   16,257,232      14,338,194  $          1.13
Band 100                                        --              --             1.14
Band 75                                         --              --             1.14
Band 50                                         --              --             1.14
Band 25                                         --              --             1.15
Band 0                                  13,239,526      11,523,554             1.15
                                    --------------  --------------
 Total                              $   29,496,758      25,861,748
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        523,705
Mortality & expense charges                                                          (57,612)
                                                                            -----------------
Net investment income (loss)                                                         466,093
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              56,429
Realized gain distributions                                                           35,446
Net change in unrealized appreciation (depreciation)                               1,191,427
                                                                            -----------------
Net gain (loss)                                                                    1,283,302
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      1,749,395
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        466,093   $             --
Net realized gain (loss)                                           56,429                 --
Realized gain distributions                                        35,446                 --
Net change in unrealized appreciation (depreciation)            1,191,427                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations               1,749,395                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                       32,401,587                 --
Cost of units redeemed                                         (4,635,940)                --
Account charges                                                   (18,284)                --
                                                         -----------------  ----------------
Increase (decrease)                                            27,747,363                 --
                                                         -----------------  ----------------
Net increase (decrease)                                        29,496,758                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $     29,496,758   $             --
                                                         =================  ================

Units sold                                                     30,300,050                 --
Units redeemed                                                 (4,438,302)                --
                                                         -----------------  ----------------
Net increase (decrease)                                        25,861,748                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                      25,861,748                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     32,401,587
Cost of units redeemed/account charges                                            (4,654,224)
Net investment income (loss)                                                         466,093
Net realized gain (loss)                                                              56,429
Realized gain distributions                                                           35,446
Net change in unrealized appreciation (depreciation)                               1,191,427
                                                                            -----------------
Net assets                                                                  $     29,496,758
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13        14,338   $    16,257         1.25%         13.9%
12/31/2016          1.00             0             0         1.25%         -0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         1.00%         14.2%
12/31/2016          1.00             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.75%         14.5%
12/31/2016          1.00             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.50%         14.8%
12/31/2016          1.00             0             0         0.50%         -0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.25%         15.1%
12/31/2016          1.00             0             0         0.25%         -0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15        11,524   $    13,240         0.00%         15.4%
12/31/2016          1.00             0             0         0.00%         -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2030 FUND INSTITUTIONAL CLASS - 87245M780

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    29,356,688  $    27,939,354        1,610,324
                                                      ===============  ===============
Receivables: investments sold                144,453
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    29,501,141
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   16,208,517      14,100,162  $          1.15
Band 100                                        --              --             1.15
Band 75                                         --              --             1.16
Band 50                                         --              --             1.16
Band 25                                         --              --             1.16
Band 0                                  13,292,624      11,411,839             1.16
                                    --------------  --------------
 Total                              $   29,501,141      25,512,001
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        514,254
Mortality & expense charges                                                          (60,853)
                                                                            -----------------
Net investment income (loss)                                                         453,401
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              80,045
Realized gain distributions                                                           39,344
Net change in unrealized appreciation (depreciation)                               1,417,334
                                                                            -----------------
Net gain (loss)                                                                    1,536,723
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      1,990,124
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        453,401   $             --
Net realized gain (loss)                                           80,045                 --
Realized gain distributions                                        39,344                 --
Net change in unrealized appreciation (depreciation)            1,417,334                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations               1,990,124                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                       34,194,519                 --
Cost of units redeemed                                         (6,660,711)                --
Account charges                                                   (22,791)                --
                                                         -----------------  ----------------
Increase (decrease)                                            27,511,017                 --
                                                         -----------------  ----------------
Net increase (decrease)                                        29,501,141                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $     29,501,141   $             --
                                                         =================  ================

Units sold                                                     31,700,783                 --
Units redeemed                                                 (6,188,782)                --
                                                         -----------------  ----------------
Net increase (decrease)                                        25,512,001                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                      25,512,001                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     34,194,519
Cost of units redeemed/account charges                                            (6,683,502)
Net investment income (loss)                                                         453,401
Net realized gain (loss)                                                              80,045
Realized gain distributions                                                           39,344
Net change in unrealized appreciation (depreciation)                               1,417,334
                                                                            -----------------
Net assets                                                                  $     29,501,141
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15        14,100   $    16,209         1.25%         15.6%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         1.00%         15.9%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.75%         16.2%
12/31/2016          0.99             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.50%         16.5%
12/31/2016          0.99             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.25%         16.8%
12/31/2016          0.99             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16        11,412   $    13,293         0.00%         17.1%
12/31/2016          1.00             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2035 FUND INSTITUTIONAL CLASS - 87245M772

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $   16,177,634   $    15,295,930          843,422
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (798)
                                     ---------------
Net assets                           $   16,176,836
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    9,363,375       8,029,058  $          1.17
Band 100                                        --              --             1.17
Band 75                                         --              --             1.17
Band 50                                         --              --             1.18
Band 25                                         --              --             1.18
Band 0                                   6,813,461       5,765,793             1.18
                                    --------------  --------------
 Total                              $   16,176,836      13,794,851
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        291,198
Mortality & expense charges                                                          (37,790)
                                                                            -----------------
Net investment income (loss)                                                         253,408
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              34,638
Realized gain distributions                                                           23,502
Net change in unrealized appreciation (depreciation)                                 881,704
                                                                            -----------------
Net gain (loss)                                                                      939,844
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      1,193,252
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        253,408   $             --
Net realized gain (loss)                                           34,638                 --
Realized gain distributions                                        23,502                 --
Net change in unrealized appreciation (depreciation)              881,704                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations               1,193,252                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                       17,436,537                 --
Cost of units redeemed                                         (2,441,428)                --
Account charges                                                   (11,525)                --
                                                         -----------------  ----------------
Increase (decrease)                                            14,983,584                 --
                                                         -----------------  ----------------
Net increase (decrease)                                        16,176,836                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $     16,176,836   $             --
                                                         =================  ================

Units sold                                                     16,091,418                 --
Units redeemed                                                 (2,296,567)                --
                                                         -----------------  ----------------
Net increase (decrease)                                        13,794,851                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                      13,794,851                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     17,436,537
Cost of units redeemed/account charges                                            (2,452,953)
Net investment income (loss)                                                         253,408
Net realized gain (loss)                                                              34,638
Realized gain distributions                                                           23,502
Net change in unrealized appreciation (depreciation)                                 881,704
                                                                            -----------------
Net assets                                                                  $     16,176,836
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17         8,029   $     9,363         1.25%         17.3%
12/31/2016          0.99             0             0         1.25%         -0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         1.00%         17.5%
12/31/2016          0.99             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.75%         17.8%
12/31/2016          0.99             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.50%         18.1%
12/31/2016          1.00             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.25%         18.4%
12/31/2016          1.00             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18         5,766   $     6,813         0.00%         18.7%
12/31/2016          1.00             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2040 FUND INSTITUTIONAL CLASS - 87245M764

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    20,462,491  $    19,212,688        1,042,679
                                                      ===============  ===============
Receivables: investments sold                151,279
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    20,613,770
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   12,016,739      10,166,945  $          1.18
Band 100                                        --              --             1.19
Band 75                                         --              --             1.19
Band 50                                         --              --             1.19
Band 25                                         --              --             1.19
Band 0                                   8,597,031       7,178,202             1.20
                                    --------------  --------------
 Total                              $   20,613,770      17,345,147
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        351,647
Mortality & expense charges                                                          (48,237)
                                                                            -----------------
Net investment income (loss)                                                         303,410
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              29,333
Realized gain distributions                                                           32,066
Net change in unrealized appreciation (depreciation)                               1,249,803
                                                                            -----------------
Net gain (loss)                                                                    1,311,202
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      1,614,612
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        303,410   $             --
Net realized gain (loss)                                           29,333                 --
Realized gain distributions                                        32,066                 --
Net change in unrealized appreciation (depreciation)            1,249,803                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations               1,614,612                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                       21,936,485                 --
Cost of units redeemed                                         (2,920,503)                --
Account charges                                                   (16,824)                --
                                                         -----------------  ----------------
Increase (decrease)                                            18,999,158                 --
                                                         -----------------  ----------------
Net increase (decrease)                                        20,613,770                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $     20,613,770   $             --
                                                         =================  ================

Units sold                                                     20,024,432                 --
Units redeemed                                                 (2,679,285)                --
                                                         -----------------  ----------------
Net increase (decrease)                                        17,345,147                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                      17,345,147                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     21,936,485
Cost of units redeemed/account charges                                            (2,937,327)
Net investment income (loss)                                                         303,410
Net realized gain (loss)                                                              29,333
Realized gain distributions                                                           32,066
Net change in unrealized appreciation (depreciation)                               1,249,803
                                                                            -----------------
Net assets                                                                  $     20,613,770
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18        10,167   $    12,017         1.25%         18.9%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         1.00%         19.2%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.75%         19.5%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.50%         19.8%
12/31/2016          0.99             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.25%         20.1%
12/31/2016          0.99             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20         7,178   $     8,597         0.00%         20.4%
12/31/2016          0.99             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2045 FUND INSTITUTIONAL CLASS - 87245M756

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $    12,578,472   $    11,867,292          632,616
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,056)
                                     ----------------
Net assets                           $    12,576,416
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    7,797,544       6,557,021  $          1.19
Band 100                                        --              --             1.19
Band 75                                         --              --             1.20
Band 50                                         --              --             1.20
Band 25                                         --              --             1.20
Band 0                                   4,778,872       3,965,836             1.21
                                    --------------  --------------
 Total                              $   12,576,416      10,522,857
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        214,752
Mortality & expense charges                                                          (28,154)
                                                                            -----------------
Net investment income (loss)                                                         186,598
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              22,455
Realized gain distributions                                                           17,762
Net change in unrealized appreciation (depreciation)                                 711,180
                                                                            -----------------
Net gain (loss)                                                                      751,397
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        937,995
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        186,598   $             --
Net realized gain (loss)                                           22,455                 --
Realized gain distributions                                        17,762                 --
Net change in unrealized appreciation (depreciation)              711,180                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 937,995                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                       13,415,833                 --
Cost of units redeemed                                         (1,766,523)                --
Account charges                                                   (10,889)                --
                                                         -----------------  ----------------
Increase (decrease)                                            11,638,421                 --
                                                         -----------------  ----------------
Net increase (decrease)                                        12,576,416                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $     12,576,416   $             --
                                                         =================  ================

Units sold                                                     12,159,724                 --
Units redeemed                                                 (1,636,867)                --
                                                         -----------------  ----------------
Net increase (decrease)                                        10,522,857                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                      10,522,857                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     13,415,833
Cost of units redeemed/account charges                                            (1,777,412)
Net investment income (loss)                                                         186,598
Net realized gain (loss)                                                              22,455
Realized gain distributions                                                           17,762
Net change in unrealized appreciation (depreciation)                                 711,180
                                                                            -----------------
Net assets                                                                  $     12,576,416
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19         6,557   $     7,798         1.25%         19.7%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         1.00%         20.0%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%         20.3%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.50%         20.6%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.25%         20.9%
12/31/2016          0.99             0             0         0.25%         -0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21         3,966   $     4,779         0.00%         21.2%
12/31/2016          0.99             0             0         0.00%         -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2050 FUND INSTITUTIONAL CLASS - 87245M749

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    13,136,964  $     12,209,986          662,863
                                                      ================  ===============
Receivables: investments sold                 93,784
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    13,230,748
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    5,979,925       5,015,394  $          1.19
Band 100                                        --              --             1.20
Band 75                                         --              --             1.20
Band 50                                         --              --             1.20
Band 25                                         --              --             1.20
Band 0                                   7,250,823       6,001,552             1.21
                                    --------------  --------------
 Total                              $   13,230,748      11,016,946
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        226,654
Mortality & expense charges                                                          (22,514)
                                                                            -----------------
Net investment income (loss)                                                         204,140
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              46,836
Realized gain distributions                                                           17,951
Net change in unrealized appreciation (depreciation)                                 926,978
                                                                            -----------------
Net gain (loss)                                                                      991,765
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      1,195,905
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        204,140   $             --
Net realized gain (loss)                                           46,836                 --
Realized gain distributions                                        17,951                 --
Net change in unrealized appreciation (depreciation)              926,978                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations               1,195,905                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                       14,086,225                 --
Cost of units redeemed                                         (2,036,974)                --
Account charges                                                   (14,408)                --
                                                         -----------------  ----------------
Increase (decrease)                                            12,034,843                 --
                                                         -----------------  ----------------
Net increase (decrease)                                        13,230,748                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $     13,230,748   $             --
                                                         =================  ================

Units sold                                                     12,855,341                 --
Units redeemed                                                 (1,838,395)                --
                                                         -----------------  ----------------
Net increase (decrease)                                        11,016,946                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                      11,016,946                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     14,086,225
Cost of units redeemed/account charges                                            (2,051,382)
Net investment income (loss)                                                         204,140
Net realized gain (loss)                                                              46,836
Realized gain distributions                                                           17,951
Net change in unrealized appreciation (depreciation)                                 926,978
                                                                            -----------------
Net assets                                                                  $     13,230,748
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19         5,015   $     5,980         1.25%         20.0%
12/31/2016          0.99             0             0         1.25%         -0.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%         20.3%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%         20.6%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.50%         20.9%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.25%         21.2%
12/31/2016          0.99             0             0         0.25%         -0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21         6,002   $     7,251         0.00%         21.5%
12/31/2016          0.99             0             0         0.00%         -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2055 FUND INSTITUTIONAL CLASS - 87245M178

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      5,541,834  $     5,237,122          347,554
                                                       ===============  ===============
Receivables: investments sold                   8,613
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      5,550,447
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,574,133       2,991,505  $          1.19
Band 100                                         --              --             1.20
Band 75                                          --              --             1.20
Band 50                                          --              --             1.20
Band 25                                          --              --             1.21
Band 0                                    1,976,314       1,632,438             1.21
                                    ---------------  --------------
 Total                              $     5,550,447       4,623,943
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         97,277
Mortality & expense charges                                                          (13,605)
                                                                            -----------------
Net investment income (loss)                                                          83,672
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              22,819
Realized gain distributions                                                            5,364
Net change in unrealized appreciation (depreciation)                                 304,712
                                                                            -----------------
Net gain (loss)                                                                      332,895
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        416,567
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         83,672   $             --
Net realized gain (loss)                                           22,819                 --
Realized gain distributions                                         5,364                 --
Net change in unrealized appreciation (depreciation)              304,712                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 416,567                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        6,085,205                 --
Cost of units redeemed                                           (943,208)                --
Account charges                                                    (8,117)                --
                                                         -----------------  ----------------
Increase (decrease)                                             5,133,880                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         5,550,447                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      5,550,447   $             --
                                                         =================  ================

Units sold                                                      5,480,790                 --
Units redeemed                                                   (856,847)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         4,623,943                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       4,623,943                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      6,085,205
Cost of units redeemed/account charges                                              (951,325)
Net investment income (loss)                                                          83,672
Net realized gain (loss)                                                              22,819
Realized gain distributions                                                            5,364
Net change in unrealized appreciation (depreciation)                                 304,712
                                                                            -----------------
Net assets                                                                  $      5,550,447
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19         2,992   $     3,574         1.25%         20.2%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%         20.5%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%         20.8%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.50%         21.1%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.25%         21.4%
12/31/2016          0.99             0             0         0.25%         -0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21         1,632   $     1,976         0.00%         21.7%
12/31/2016          0.99             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2060 FUND INSTITUTIONAL CLASS - 87245R565

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      868,091   $       817,230           70,613
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (251)
                                     ---------------
Net assets                           $      867,840
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       362,926         303,541  $         1.20
Band 100                                        --              --            1.20
Band 75                                         --              --            1.20
Band 50                                         --              --            1.21
Band 25                                         --              --            1.21
Band 0                                     504,914         416,756            1.21
                                   ---------------  --------------
 Total                             $       867,840         720,297
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         13,898
Mortality & expense charges                                                              (963)
                                                                             -----------------
Net investment income (loss)                                                           12,935
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,446
Realized gain distributions                                                               900
Net change in unrealized appreciation (depreciation)                                   50,861
                                                                             -----------------
Net gain (loss)                                                                        54,207
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         67,142
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         12,935   $             --
Net realized gain (loss)                                            2,446                 --
Realized gain distributions                                           900                 --
Net change in unrealized appreciation (depreciation)               50,861                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  67,142                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          904,956                 --
Cost of units redeemed                                           (100,970)                --
Account charges                                                    (3,288)                --
                                                         -----------------  ----------------
Increase (decrease)                                               800,698                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           867,840                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        867,840   $             --
                                                         =================  ================

Units sold                                                        813,448                 --
Units redeemed                                                    (93,151)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           720,297                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         720,297                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        904,956
Cost of units redeemed/account charges                                               (104,258)
Net investment income (loss)                                                           12,935
Net realized gain (loss)                                                                2,446
Realized gain distributions                                                               900
Net change in unrealized appreciation (depreciation)                                   50,861
                                                                             -----------------
Net assets                                                                   $        867,840
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20           304   $       363         1.25%         20.4%
12/31/2016          0.99             0             0         1.25%         -0.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%         20.7%
12/31/2016          0.99             0             0         1.00%         -0.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.75%         21.0%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%         21.3%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.25%         21.6%
12/31/2016          0.99             0             0         0.25%         -0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21           417   $       505         0.00%         21.9%
12/31/2016          0.99             0             0         0.00%         -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    TIAA-CREF LIFECYCLE INDEX RETIREMENT INC. FUND INST. CL. - 87245M731

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,151,774  $      2,081,277          151,037
                                                      ================  ===============
Receivables: investments sold                    508
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,152,282
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,206,507       1,109,081  $          1.09
Band 100                                         --              --             1.09
Band 75                                          --              --             1.09
Band 50                                          --              --             1.10
Band 25                                          --              --             1.10
Band 0                                      945,775         857,986             1.10
                                    ---------------  --------------
 Total                              $     2,152,282       1,967,067
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         35,922
Mortality & expense charges                                                            (7,161)
                                                                             -----------------
Net investment income (loss)                                                           28,761
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,971
Realized gain distributions                                                             2,538
Net change in unrealized appreciation (depreciation)                                   70,497
                                                                             -----------------
Net gain (loss)                                                                        76,006
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        104,767
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         28,761   $             --
Net realized gain (loss)                                            2,971                 --
Realized gain distributions                                         2,538                 --
Net change in unrealized appreciation (depreciation)               70,497                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 104,767                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,255,954                 --
Cost of units redeemed                                           (207,215)                --
Account charges                                                    (1,224)                --
                                                         -----------------  ----------------
Increase (decrease)                                             2,047,515                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,152,282                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      2,152,282   $             --
                                                         =================  ================

Units sold                                                      2,163,676                 --
Units redeemed                                                   (196,609)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,967,067                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,967,067                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,255,954
Cost of units redeemed/account charges                                               (208,439)
Net investment income (loss)                                                           28,761
Net realized gain (loss)                                                                2,971
Realized gain distributions                                                             2,538
Net change in unrealized appreciation (depreciation)                                   70,497
                                                                             -----------------
Net assets                                                                   $      2,152,282
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09         1,109   $     1,207         1.25%          9.1%
12/31/2016          1.00             0             0         1.25%         -0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.00%          9.4%
12/31/2016          1.00             0             0         1.00%         -0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.75%          9.7%
12/31/2016          1.00             0             0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.50%          9.9%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.25%         10.2%
12/31/2016          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10           858   $       946         0.00%         10.5%
12/31/2016          1.00             0             0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
      TIAA-CREF SOCIAL CHOICE BOND FUND INSTITUTIONAL CLASS - 87245R672

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        43,223  $        43,097             4,188
                                                       ===============   ===============
Receivables: investments sold                       3
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        43,226
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       43,226          43,048  $          1.00
Band 100                                        --              --             1.01
Band 75                                         --              --             1.01
Band 50                                         --              --             1.01
Band 25                                         --              --             1.01
Band 0                                          --              --             1.01
                                    --------------  --------------
 Total                              $       43,226          43,048
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $             17
Mortality & expense charges                                                             (10)
                                                                           -----------------
Net investment income (loss)                                                              7
                                                                           -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                    126
                                                                           -----------------
Net gain (loss)                                                                         126
                                                                           -----------------

Increase (decrease) in net assets from operations                          $            133
                                                                           =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              7   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  126                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     133                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           43,095                 --
Cost of units redeemed                                                 (2)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                43,093                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            43,226                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         43,226   $             --
                                                         =================  ================

Units sold                                                         43,050                 --
Units redeemed                                                         (2)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            43,048                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          43,048                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $         43,095
Cost of units redeemed/account charges                                                   (2)
Net investment income (loss)                                                              7
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                    126
                                                                           -----------------
Net assets                                                                 $         43,226
                                                                           =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00            43   $        43         1.25%          0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          0.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          0.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.00%          1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      TIAA-CREF SOCIAL CHOICE EQUITY FUND INSTITUTIONAL CLASS - 87244W300

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       201,012   $       201,339           10,478
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (43)
                                     ----------------
Net assets                           $       200,969
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       200,969         182,986  $         1.10
Band 100                                        --              --            1.10
Band 75                                         --              --            1.10
Band 50                                         --              --            1.10
Band 25                                         --              --            1.10
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $       200,969         182,986
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          1,777
Mortality & expense charges                                                             (180)
                                                                            -----------------
Net investment income (loss)                                                           1,597
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                            2,621
Net change in unrealized appreciation (depreciation)                                    (327)
                                                                            -----------------
Net gain (loss)                                                                        2,294
                                                                            -----------------

Increase (decrease) in net assets from operations                           $          3,891
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,597   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                         2,621                 --
Net change in unrealized appreciation (depreciation)                 (327)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   3,891                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          321,900                 --
Cost of units redeemed                                           (124,666)                --
Account charges                                                      (156)                --
                                                         -----------------  ----------------
Increase (decrease)                                               197,078                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           200,969                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        200,969   $             --
                                                         =================  ================

Units sold                                                        300,088                 --
Units redeemed                                                   (117,102)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           182,986                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         182,986                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        321,900
Cost of units redeemed/account charges                                              (124,822)
Net investment income (loss)                                                           1,597
Net realized gain (loss)                                                                  --
Realized gain distributions                                                            2,621
Net change in unrealized appreciation (depreciation)                                    (327)
                                                                            -----------------
Net assets                                                                  $        200,969
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10           183   $       201         1.25%          9.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         1.00%         10.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.75%         10.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.50%         10.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.25%         10.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.00%         10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       TIAA-CREF SOCIAL CHOICE INTL. EQUITY FUND INST. CLASS - 87245R474

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         7,120   $         7,089              636
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (2)
                                     ----------------
Net assets                           $         7,118
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         7,118            6,550  $         1.09
Band 100                                         --               --            1.09
Band 75                                          --               --            1.09
Band 50                                          --               --            1.09
Band 25                                          --               --            1.09
Band 0                                           --               --            1.09
                                    ---------------  ---------------
 Total                              $         7,118            6,550
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $             --
Mortality & expense charges                                                              (1)
                                                                           -----------------
Net investment income (loss)                                                             (1)
                                                                           -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                     31
                                                                           -----------------
Net gain (loss)                                                                          31
                                                                           -----------------

Increase (decrease) in net assets from operations                          $             30
                                                                           =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             (1)  $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   31                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                      30                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            7,091                 --
Cost of units redeemed                                                 (3)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                 7,088                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             7,118                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          7,118   $             --
                                                         =================  ================

Units sold                                                          6,553                 --
Units redeemed                                                         (3)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             6,550                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           6,550                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $          7,091
Cost of units redeemed/account charges                                                   (3)
Net investment income (loss)                                                             (1)
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                     31
                                                                           -----------------
Net assets                                                                 $          7,118
                                                                           =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             7   $         7         1.25%          8.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         1.00%          8.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.75%          8.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.50%          9.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.25%          9.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0   $         0         0.00%          9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           TIMOTHY PLAN CONSERVATIVE GROWTH FUND A CLASS - 887432730

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        199,299  $       183,704           19,071
                                                       ===============  ===============
Receivables: investments sold                   7,621
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        206,920
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       206,920         183,115  $         1.13
Band 100                                        --              --            1.16
Band 75                                         --              --            1.19
Band 50                                         --              --            1.22
Band 25                                         --              --            1.25
Band 0                                          --              --            1.28
                                   ---------------  --------------
 Total                             $       206,920         183,115
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (2,404)
                                                                             -----------------
Net investment income (loss)                                                           (2,404)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,501
Realized gain distributions                                                               605
Net change in unrealized appreciation (depreciation)                                   13,368
                                                                             -----------------
Net gain (loss)                                                                        15,474
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         13,070
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,404)  $         (2,370)
Net realized gain (loss)                                            1,501               (147)
Realized gain distributions                                           605                 --
Net change in unrealized appreciation (depreciation)               13,368             10,791
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  13,070              8,274
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          113,276             45,097
Cost of units redeemed                                           (109,481)           (22,870)
Account charges                                                      (115)               (58)
                                                         -----------------  -----------------
Increase (decrease)                                                 3,680             22,169
                                                         -----------------  -----------------
Net increase (decrease)                                            16,750             30,443
Net assets, beginning                                             190,170            159,727
                                                         -----------------  -----------------
Net assets, ending                                       $        206,920   $        190,170
                                                         =================  =================

Units sold                                                        102,427             44,697
Units redeemed                                                    (99,299)           (21,664)
                                                         -----------------  -----------------
Net increase (decrease)                                             3,128             23,033
Units outstanding, beginning                                      179,987            156,954
                                                         -----------------  -----------------
Units outstanding, ending                                         183,115            179,987
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        429,102
Cost of units redeemed/account charges                                              (263,989)
Net investment income (loss)                                                          (8,223)
Net realized gain (loss)                                                              20,101
Realized gain distributions                                                           14,334
Net change in unrealized appreciation (depreciation)                                  15,595
                                                                            -----------------
Net assets                                                                  $        206,920
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13           183   $       207         1.25%          6.9%
12/31/2016          1.06           180           190         1.25%          3.8%
12/31/2015          1.02           157           160         1.25%         -4.8%
12/31/2014          1.07           125           133         1.25%          0.7%
12/31/2013          1.06           108           115         1.25%          8.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         1.00%          7.2%
12/31/2016          1.08             0             0         1.00%          4.1%
12/31/2015          1.04             0             0         1.00%         -4.5%
12/31/2014          1.09             0             0         1.00%          0.9%
12/31/2013          1.08             0             0         1.00%          8.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.75%          7.5%
12/31/2016          1.11             0             0         0.75%          4.3%
12/31/2015          1.06             0             0         0.75%         -4.3%
12/31/2014          1.11             0             0         0.75%          1.2%
12/31/2013          1.09             0             0         0.75%          8.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.50%          7.8%
12/31/2016          1.13             0             0         0.50%          4.6%
12/31/2015          1.08             0             0         0.50%         -4.1%
12/31/2014          1.13             0             0         0.50%          1.4%
12/31/2013          1.11             0             0         0.50%          8.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.25%          8.0%
12/31/2016          1.16             0             0         0.25%          4.9%
12/31/2015          1.10             0             0         0.25%         -3.8%
12/31/2014          1.15             0             0         0.25%          1.7%
12/31/2013          1.13             0             0         0.25%          9.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.00%          8.3%
12/31/2016          1.18             0             0         0.00%          5.1%
12/31/2015          1.13             0             0         0.00%         -3.6%
12/31/2014          1.17             0             0         0.00%          1.9%
12/31/2013          1.15             0             0         0.00%          9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        1.1%
    2014        0.5%
    2013        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           TIMOTHY PLAN STRATEGIC GROWTH FUND A CLASS - 887432763

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        162,877  $       127,189           17,054
                                                       ===============  ===============
Receivables: investments sold                   3,576
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        166,453
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       166,453         153,792  $         1.08
Band 100                                        --              --            1.11
Band 75                                         --              --            1.14
Band 50                                         --              --            1.17
Band 25                                         --              --            1.20
Band 0                                          --              --            1.23
                                   ---------------  --------------
 Total                             $       166,453         153,792
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (1,872)
                                                                             -----------------
Net investment income (loss)                                                           (1,872)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  743
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   15,811
                                                                             -----------------
Net gain (loss)                                                                        16,554
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         14,682
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,872)  $         (1,589)
Net realized gain (loss)                                              743                155
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               15,811              5,836
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  14,682              4,402
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           62,427             14,083
Cost of units redeemed                                            (48,186)              (770)
Account charges                                                       (37)               (41)
                                                         -----------------  -----------------
Increase (decrease)                                                14,204             13,272
                                                         -----------------  -----------------
Net increase (decrease)                                            28,886             17,674
Net assets, beginning                                             137,567            119,893
                                                         -----------------  -----------------
Net assets, ending                                       $        166,453   $        137,567
                                                         =================  =================

Units sold                                                         59,441             14,737
Units redeemed                                                    (45,669)              (859)
                                                         -----------------  -----------------
Net increase (decrease)                                            13,772             13,878
Units outstanding, beginning                                      140,020            126,142
                                                         -----------------  -----------------
Units outstanding, ending                                         153,792            140,020
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        298,635
Cost of units redeemed/account charges                                              (186,430)
Net investment income (loss)                                                          (9,045)
Net realized gain (loss)                                                              25,764
Realized gain distributions                                                            1,841
Net change in unrealized appreciation (depreciation)                                  35,688
                                                                            -----------------
Net assets                                                                  $        166,453
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08           154   $       166         1.25%         10.2%
12/31/2016          0.98           140           138         1.25%          3.4%
12/31/2015          0.95           126           120         1.25%         -5.6%
12/31/2014          1.01           113           114         1.25%         -0.2%
12/31/2013          1.01           105           106         1.25%         15.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         1.00%         10.4%
12/31/2016          1.01             0             0         1.00%          3.6%
12/31/2015          0.97             0             0         1.00%         -5.4%
12/31/2014          1.03             0             0         1.00%          0.1%
12/31/2013          1.02             0             0         1.00%         16.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.75%         10.7%
12/31/2016          1.03             0             0         0.75%          3.9%
12/31/2015          0.99             0             0         0.75%         -5.2%
12/31/2014          1.04             0             0         0.75%          0.3%
12/31/2013          1.04             0             0         0.75%         16.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0   $         0         0.50%         11.0%
12/31/2016          1.05             0             0         0.50%          4.1%
12/31/2015          1.01             0             0         0.50%         -4.9%
12/31/2014          1.06             0             0         0.50%          0.6%
12/31/2013          1.06             0             0         0.50%         16.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.25%         11.3%
12/31/2016          1.08             0             0         0.25%          4.4%
12/31/2015          1.03             0             0         0.25%         -4.7%
12/31/2014          1.08             0             0         0.25%          0.8%
12/31/2013          1.07             0             0         0.25%         16.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.00%         11.5%
12/31/2016          1.10             0             0         0.00%          4.7%
12/31/2015          1.05             0             0         0.00%         -4.5%
12/31/2014          1.10             0             0         0.00%          1.1%
12/31/2013          1.09             0             0         0.00%         17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.3%
    2014        1.3%
    2013        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 TOUCHSTONE FOCUSED FUND A CLASS - 89154X245

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        782,597  $       662,944           18,300
                                                       ===============  ===============
Receivables: investments sold                   1,949
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        784,546
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       277,042         142,381  $         1.95
Band 100                                   507,504         257,127            1.97
Band 75                                         --              --            2.00
Band 50                                         --              --            2.03
Band 25                                         --              --            2.06
Band 0                                          --              --            2.09
                                   ---------------  --------------
 Total                             $       784,546         399,508
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (8,946)
                                                                            -----------------
Net investment income (loss)                                                          (8,946)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              66,905
Realized gain distributions                                                           46,822
Net change in unrealized appreciation (depreciation)                                 (10,080)
                                                                            -----------------
Net gain (loss)                                                                      103,647
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         94,701
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (8,946)  $         (8,124)
Net realized gain (loss)                                           66,905             46,735
Realized gain distributions                                        46,822              8,452
Net change in unrealized appreciation (depreciation)              (10,080)            57,117
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  94,701            104,180
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          104,941            216,007
Cost of units redeemed                                           (402,619)          (411,744)
Account charges                                                      (210)               (81)
                                                         -----------------  -----------------
Increase (decrease)                                              (297,888)          (195,818)
                                                         -----------------  -----------------
Net increase (decrease)                                          (203,187)           (91,638)
Net assets, beginning                                             987,733          1,079,371
                                                         -----------------  -----------------
Net assets, ending                                       $        784,546   $        987,733
                                                         =================  =================

Units sold                                                         59,082            138,636
Units redeemed                                                   (227,240)          (255,433)
                                                         -----------------  -----------------
Net increase (decrease)                                          (168,158)          (116,797)
Units outstanding, beginning                                      567,666            684,463
                                                         -----------------  -----------------
Units outstanding, ending                                         399,508            567,666
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     1,722,135
Cost of units redeemed/account charges                                           (1,343,083)
Net investment income (loss)                                                        (32,811)
Net realized gain (loss)                                                            239,040
Realized gain distributions                                                          79,612
Net change in unrealized appreciation (depreciation)                                119,653
                                                                            ----------------
Net assets                                                                  $       784,546
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95           142   $       277         1.25%         12.5%
12/31/2016          1.73           281           486         1.25%         10.2%
12/31/2015          1.57           327           513         1.25%          1.7%
12/31/2014          1.54           293           452         1.25%          5.1%
12/31/2013          1.47           338           496         1.25%         37.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.97           257   $       508         1.00%         12.8%
12/31/2016          1.75           287           502         1.00%         10.5%
12/31/2015          1.58           358           567         1.00%          2.0%
12/31/2014          1.55           357           555         1.00%          5.4%
12/31/2013          1.47             1             1         1.00%         37.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00             0   $         0         0.75%         13.1%
12/31/2016          1.77             0             0         0.75%         10.8%
12/31/2015          1.60             0             0         0.75%          2.3%
12/31/2014          1.56             0             0         0.75%          5.7%
12/31/2013          1.48             0             0         0.75%         37.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.03             0   $         0         0.50%         13.3%
12/31/2016          1.79             0             0         0.50%         11.0%
12/31/2015          1.61             0             0         0.50%          2.5%
12/31/2014          1.57             0             0         0.50%          5.9%
12/31/2013          1.49             0             0         0.50%         38.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.06             0   $         0         0.25%         13.6%
12/31/2016          1.81             0             0         0.25%         11.3%
12/31/2015          1.63             0             0         0.25%          2.8%
12/31/2014          1.58             0             0         0.25%          6.2%
12/31/2013          1.49             0             0         0.25%         38.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.09             0   $         0         0.00%         13.9%
12/31/2016          1.83             0             0         0.00%         11.6%
12/31/2015          1.64             0             0         0.00%          3.0%
12/31/2014          1.60             0             0         0.00%          6.4%
12/31/2013          1.50             0             0         0.00%         38.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.3%
    2015        0.6%
    2014        0.4%
    2013        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
          TOUCHSTONE GROWTH OPPORTUNITIES FUND A CLASS - 89154X708

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      267,778   $       257,016            8,360
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (586)
                                     ---------------
Net assets                           $      267,192
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       183,681          99,118  $         1.85
Band 100                                    83,511          44,470            1.88
Band 75                                         --              --            1.90
Band 50                                         --              --            1.93
Band 25                                         --              --            1.95
Band 0                                          --              --            1.98
                                   ---------------  --------------
 Total                             $       267,192         143,588
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (2,901)
                                                                             -----------------
Net investment income (loss)                                                           (2,901)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  831
Realized gain distributions                                                            24,268
Net change in unrealized appreciation (depreciation)                                   35,286
                                                                             -----------------
Net gain (loss)                                                                        60,385
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         57,484
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,901)  $         (2,643)
Net realized gain (loss)                                              831             (5,288)
Realized gain distributions                                        24,268              7,714
Net change in unrealized appreciation (depreciation)               35,286             (1,228)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  57,484             (1,445)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            7,797             17,986
Cost of units redeemed                                            (15,782)           (42,727)
Account charges                                                       (39)              (102)
                                                         -----------------  -----------------
Increase (decrease)                                                (8,024)           (24,843)
                                                         -----------------  -----------------
Net increase (decrease)                                            49,460            (26,288)
Net assets, beginning                                             217,732            244,020
                                                         -----------------  -----------------
Net assets, ending                                       $        267,192   $        217,732
                                                         =================  =================

Units sold                                                          4,648             12,972
Units redeemed                                                     (9,137)           (30,018)
                                                         -----------------  -----------------
Net increase (decrease)                                            (4,489)           (17,046)
Units outstanding, beginning                                      148,077            165,123
                                                         -----------------  -----------------
Units outstanding, ending                                         143,588            148,077
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        428,809
Cost of units redeemed/account charges                                              (271,394)
Net investment income (loss)                                                         (13,158)
Net realized gain (loss)                                                              15,392
Realized gain distributions                                                           96,781
Net change in unrealized appreciation (depreciation)                                  10,762
                                                                            -----------------
Net assets                                                                  $        267,192
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85            99   $       184         1.25%         26.5%
12/31/2016          1.47           100           146         1.25%         -0.6%
12/31/2015          1.47           106           156         1.25%         -3.5%
12/31/2014          1.53           103           157         1.25%         10.3%
12/31/2013          1.38           117           162         1.25%         36.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88            44   $        84         1.00%         26.8%
12/31/2016          1.48            49            72         1.00%         -0.3%
12/31/2015          1.49            59            88         1.00%         -3.3%
12/31/2014          1.54            41            62         1.00%         10.6%
12/31/2013          1.39             0             0         1.00%         36.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.90             0   $         0         0.75%         27.1%
12/31/2016          1.50             0             0         0.75%         -0.1%
12/31/2015          1.50             0             0         0.75%         -3.0%
12/31/2014          1.54             0             0         0.75%         10.8%
12/31/2013          1.39             0             0         0.75%         37.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.93             0   $         0         0.50%         27.4%
12/31/2016          1.51             0             0         0.50%          0.2%
12/31/2015          1.51             0             0         0.50%         -2.8%
12/31/2014          1.55             0             0         0.50%         11.1%
12/31/2013          1.40             0             0         0.50%         37.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95             0   $         0         0.25%         27.7%
12/31/2016          1.53             0             0         0.25%          0.4%
12/31/2015          1.52             0             0         0.25%         -2.5%
12/31/2014          1.56             0             0         0.25%         11.4%
12/31/2013          1.40             0             0         0.25%         37.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98             0   $         0         0.00%         28.1%
12/31/2016          1.55             0             0         0.00%          0.7%
12/31/2015          1.54             0             0         0.00%         -2.3%
12/31/2014          1.57             0             0         0.00%         11.7%
12/31/2013          1.41             0             0         0.00%         38.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             TOUCHSTONE FLEXIBLE INCOME FUND A CLASS - 89154Q620

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       332,774   $       327,701           30,302
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (49)
                                     ----------------
Net assets                           $       332,725
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       204,550         178,006  $         1.15
Band 100                                   128,175         110,071            1.16
Band 75                                         --              --            1.18
Band 50                                         --              --            1.20
Band 25                                         --              --            1.21
Band 0                                          --              --            1.23
                                   ---------------  --------------
 Total                             $       332,725         288,077
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          8,360
Mortality & expense charges                                                            (3,854)
                                                                             -----------------
Net investment income (loss)                                                            4,506
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  110
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   12,667
                                                                             -----------------
Net gain (loss)                                                                        12,777
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         17,283
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,506   $          4,365
Net realized gain (loss)                                              110               (669)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               12,667             (1,549)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  17,283              2,147
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              358            141,642
Cost of units redeemed                                            (17,575)           (55,156)
Account charges                                                        (4)               (93)
                                                         -----------------  -----------------
Increase (decrease)                                               (17,221)            86,393
                                                         -----------------  -----------------
Net increase (decrease)                                                62             88,540
Net assets, beginning                                             332,663            244,123
                                                         -----------------  -----------------
Net assets, ending                                       $        332,725   $        332,663
                                                         =================  =================

Units sold                                                            350            125,265
Units redeemed                                                    (15,563)           (50,658)
                                                         -----------------  -----------------
Net increase (decrease)                                           (15,213)            74,607
Units outstanding, beginning                                      303,290            228,683
                                                         -----------------  -----------------
Units outstanding, ending                                         288,077            303,290
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        489,428
Cost of units redeemed/account charges                                                (191,825)
Net investment income (loss)                                                            32,912
Net realized gain (loss)                                                                (2,863)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     5,073
                                                                              -----------------
Net assets                                                                    $        332,725
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15           178   $       205         1.25%          5.2%
12/31/2016          1.09           191           208         1.25%          2.4%
12/31/2015          1.07           222           237         1.25%          1.1%
12/31/2014          1.06           239           252         1.25%          5.7%
12/31/2013          1.00           224           224         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16           110   $       128         1.00%          5.4%
12/31/2016          1.10           113           124         1.00%          2.6%
12/31/2015          1.08             7             7         1.00%          1.3%
12/31/2014          1.06             6             6         1.00%          5.9%
12/31/2013          1.00             0             0         1.00%         -0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.75%          5.7%
12/31/2016          1.12             0             0         0.75%          2.9%
12/31/2015          1.09             0             0         0.75%          1.6%
12/31/2014          1.07             0             0         0.75%          6.2%
12/31/2013          1.01             0             0         0.75%         -0.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.50%          6.0%
12/31/2016          1.13             0             0         0.50%          3.1%
12/31/2015          1.09             0             0         0.50%          1.8%
12/31/2014          1.07             0             0         0.50%          6.4%
12/31/2013          1.01             0             0         0.50%          0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.25%          6.2%
12/31/2016          1.14             0             0         0.25%          3.4%
12/31/2015          1.10             0             0         0.25%          2.1%
12/31/2014          1.08             0             0         0.25%          6.7%
12/31/2013          1.01             0             0         0.25%          0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.23             0   $         0         0.00%          6.5%
12/31/2016          1.15             0             0         0.00%          3.6%
12/31/2015          1.11             0             0         0.00%          2.3%
12/31/2014          1.09             0             0         0.00%          7.0%
12/31/2013          1.02             0             0         0.00%          0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.5%
    2016        2.7%
    2015        3.1%
    2014        4.6%
    2013        4.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND A CLASS - 89154X302

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        32,277   $        32,831            1,440
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (4)
                                     ----------------
Net assets                           $        32,273
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       18,572          10,934  $          1.70
Band 100                                    13,701           7,960             1.72
Band 75                                         --              --             1.74
Band 50                                         --              --             1.77
Band 25                                         --              --             1.79
Band 0                                          --              --             1.82
                                    --------------  --------------
 Total                              $       32,273          18,894
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $            220
Mortality & expense charges                                                               (365)
                                                                              -----------------
Net investment income (loss)                                                              (145)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (585)
Realized gain distributions                                                              3,498
Net change in unrealized appreciation (depreciation)                                     3,942
                                                                              -----------------
Net gain (loss)                                                                          6,855
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          6,710
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (145)  $           (283)
Net realized gain (loss)                                              (585)            (8,489)
Realized gain distributions                                          3,498                 --
Net change in unrealized appreciation (depreciation)                 3,942              9,045
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    6,710                273
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            10,626              3,757
Cost of units redeemed                                              (8,143)           (27,573)
Account charges                                                        (18)               (23)
                                                          -----------------  -----------------
Increase (decrease)                                                  2,465            (23,839)
                                                          -----------------  -----------------
Net increase (decrease)                                              9,175            (23,566)
Net assets, beginning                                               23,098             46,664
                                                          -----------------  -----------------
Net assets, ending                                        $         32,273   $         23,098
                                                          =================  =================

Units sold                                                           7,254              2,798
Units redeemed                                                      (5,209)           (21,176)
                                                          -----------------  -----------------
Net increase (decrease)                                              2,045            (18,378)
Units outstanding, beginning                                        16,849             35,227
                                                          -----------------  -----------------
Units outstanding, ending                                           18,894             16,849
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        139,552
Cost of units redeemed/account charges                                               (118,680)
Net investment income (loss)                                                           (1,258)
Net realized gain (loss)                                                              (22,468)
Realized gain distributions                                                            35,681
Net change in unrealized appreciation (depreciation)                                     (554)
                                                                             -----------------
Net assets                                                                   $         32,273
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.70            11   $        19         1.25%         24.2%
12/31/2016          1.37            13            18         1.25%          3.3%
12/31/2015          1.32            33            44         1.25%         -1.4%
12/31/2014          1.34            13            17         1.25%          9.3%
12/31/2013          1.23            13            16         1.25%         28.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.72             8   $        14         1.00%         24.5%
12/31/2016          1.38             3             5         1.00%          3.6%
12/31/2015          1.34             2             3         1.00%         -1.1%
12/31/2014          1.35            48            65         1.00%          9.5%
12/31/2013          1.23             0             0         1.00%         28.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.74             0   $         0         0.75%         24.8%
12/31/2016          1.40             0             0         0.75%          3.8%
12/31/2015          1.35             0             0         0.75%         -0.9%
12/31/2014          1.36             0             0         0.75%          9.8%
12/31/2013          1.24             0             0         0.75%         29.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77             0   $         0         0.50%         25.1%
12/31/2016          1.41             0             0         0.50%          4.1%
12/31/2015          1.36             0             0         0.50%         -0.6%
12/31/2014          1.37             0             0         0.50%         10.1%
12/31/2013          1.24             0             0         0.50%         29.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.79             0   $         0         0.25%         25.4%
12/31/2016          1.43             0             0         0.25%          4.3%
12/31/2015          1.37             0             0         0.25%         -0.4%
12/31/2014          1.37             0             0         0.25%         10.4%
12/31/2013          1.25             0             0         0.25%         29.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.82             0   $         0         0.00%         25.7%
12/31/2016          1.44             0             0         0.00%          4.6%
12/31/2015          1.38             0             0         0.00%         -0.1%
12/31/2014          1.38             0             0         0.00%         10.6%
12/31/2013          1.25             0             0         0.00%         29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.8%
    2016        0.4%
    2015        0.1%
    2014        0.3%
    2013        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                  TOUCHSTONE VALUE FUND A CLASS - 89154X468

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       860,290   $       812,640           85,559
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (3,839)
                                     ----------------
Net assets                           $       856,451
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       856,451         495,899  $         1.73
Band 100                                        --              --            1.75
Band 75                                         --              --            1.77
Band 50                                         --              --            1.80
Band 25                                         --              --            1.82
Band 0                                          --              --            1.85
                                   ---------------  --------------
 Total                             $       856,451         495,899
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         13,998
Mortality & expense charges                                                          (11,245)
                                                                            -----------------
Net investment income (loss)                                                           2,753
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              23,126
Realized gain distributions                                                           63,120
Net change in unrealized appreciation (depreciation)                                  15,974
                                                                            -----------------
Net gain (loss)                                                                      102,220
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        104,973
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,753   $          5,702
Net realized gain (loss)                                           23,126            (18,795)
Realized gain distributions                                        63,120              1,829
Net change in unrealized appreciation (depreciation)               15,974            117,095
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 104,973            105,831
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          168,807            167,957
Cost of units redeemed                                           (281,403)          (453,630)
Account charges                                                      (615)              (567)
                                                         -----------------  -----------------
Increase (decrease)                                              (113,211)          (286,240)
                                                         -----------------  -----------------
Net increase (decrease)                                            (8,238)          (180,409)
Net assets, beginning                                             864,689          1,045,098
                                                         -----------------  -----------------
Net assets, ending                                       $        856,451   $        864,689
                                                         =================  =================

Units sold                                                        103,568            119,702
Units redeemed                                                   (171,052)          (316,744)
                                                         -----------------  -----------------
Net increase (decrease)                                           (67,484)          (197,042)
Units outstanding, beginning                                      563,383            760,425
                                                         -----------------  -----------------
Units outstanding, ending                                         495,899            563,383
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     1,916,769
Cost of units redeemed/account charges                                           (1,419,887)
Net investment income (loss)                                                         20,957
Net realized gain (loss)                                                            122,305
Realized gain distributions                                                         168,657
Net change in unrealized appreciation (depreciation)                                 47,650
                                                                            ----------------
Net assets                                                                  $       856,451
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.73           496   $       856         1.25%         12.5%
12/31/2016          1.53           563           865         1.25%         11.7%
12/31/2015          1.37           758         1,042         1.25%         -3.5%
12/31/2014          1.42           821         1,169         1.25%          9.7%
12/31/2013          1.30           356           463         1.25%         29.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.75             0   $         0         1.00%         12.8%
12/31/2016          1.55             0             0         1.00%         12.0%
12/31/2015          1.39             2             3         1.00%         -3.3%
12/31/2014          1.43            15            22         1.00%         10.0%
12/31/2013          1.30             0             0         1.00%         29.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.77             0   $         0         0.75%         13.1%
12/31/2016          1.57             0             0         0.75%         12.2%
12/31/2015          1.40             0             0         0.75%         -3.0%
12/31/2014          1.44             0             0         0.75%         10.2%
12/31/2013          1.31             0             0         0.75%         30.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.80             0   $         0         0.50%         13.4%
12/31/2016          1.59             0             0         0.50%         12.5%
12/31/2015          1.41             0             0         0.50%         -2.8%
12/31/2014          1.45             0             0         0.50%         10.5%
12/31/2013          1.31             0             0         0.50%         30.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.82             0   $         0         0.25%         13.7%
12/31/2016          1.60             0             0         0.25%         12.8%
12/31/2015          1.42             0             0         0.25%         -2.5%
12/31/2014          1.46             0             0         0.25%         10.8%
12/31/2013          1.32             0             0         0.25%         30.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.85             0   $         0         0.00%         13.9%
12/31/2016          1.62             0             0         0.00%         13.1%
12/31/2015          1.43             0             0         0.00%         -2.3%
12/31/2014          1.47             0             0         0.00%         11.1%
12/31/2013          1.32             0             0         0.00%         30.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        1.8%
    2015        1.3%
    2014        2.7%
    2013        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
                 TOUCHSTONE FOCUSED FUND Y CLASS - 89154X229

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        133,013  $       119,958            3,066
                                                       ===============  ===============
Receivables: investments sold                      92
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        133,105
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       133,105          67,368  $         1.98
Band 100                                        --              --            2.00
Band 75                                         --              --            2.03
Band 50                                         --              --            2.06
Band 25                                         --              --            2.09
Band 0                                          --              --            2.12
                                   ---------------  --------------
 Total                             $       133,105          67,368
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,121
Mortality & expense charges                                                            (1,570)
                                                                             -----------------
Net investment income (loss)                                                             (449)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,653
Realized gain distributions                                                             7,771
Net change in unrealized appreciation (depreciation)                                    4,169
                                                                             -----------------
Net gain (loss)                                                                        15,593
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         15,144
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (449)  $           (535)
Net realized gain (loss)                                            3,653            (19,271)
Realized gain distributions                                         7,771                997
Net change in unrealized appreciation (depreciation)                4,169             16,601
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  15,144             (2,208)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           23,621            381,550
Cost of units redeemed                                            (25,352)          (890,679)
Account charges                                                       (31)                (1)
                                                         -----------------  -----------------
Increase (decrease)                                                (1,762)          (509,130)
                                                         -----------------  -----------------
Net increase (decrease)                                            13,382           (511,338)
Net assets, beginning                                             119,723            631,061
                                                         -----------------  -----------------
Net assets, ending                                       $        133,105   $        119,723
                                                         =================  =================

Units sold                                                         12,671            240,428
Units redeemed                                                    (13,651)          (570,190)
                                                         -----------------  -----------------
Net increase (decrease)                                              (980)          (329,762)
Units outstanding, beginning                                       68,348            398,110
                                                         -----------------  -----------------
Units outstanding, ending                                          67,368             68,348
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,215,835
Cost of units redeemed/account charges                                             (1,094,363)
Net investment income (loss)                                                            4,750
Net realized gain (loss)                                                              (14,940)
Realized gain distributions                                                             8,768
Net change in unrealized appreciation (depreciation)                                   13,055
                                                                             -----------------
Net assets                                                                   $        133,105
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.98            67   $       133         1.25%         12.8%
12/31/2016          1.75            68           120         1.25%         10.5%
12/31/2015          1.59           398           631         1.25%          2.0%
12/31/2014          1.55             0             0         1.25%          5.4%
12/31/2013          1.47             0             0         1.25%         37.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.00             0   $         0         1.00%         13.1%
12/31/2016          1.77             0             0         1.00%         10.8%
12/31/2015          1.60             0             0         1.00%          2.3%
12/31/2014          1.56             0             0         1.00%          5.7%
12/31/2013          1.48             0             0         1.00%         37.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.03             0   $         0         0.75%         13.4%
12/31/2016          1.79             0             0         0.75%         11.1%
12/31/2015          1.61             0             0         0.75%          2.5%
12/31/2014          1.58             0             0         0.75%          6.0%
12/31/2013          1.49             0             0         0.75%         38.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.06             0   $         0         0.50%         13.6%
12/31/2016          1.81             0             0         0.50%         11.3%
12/31/2015          1.63             0             0         0.50%          2.8%
12/31/2014          1.59             0             0         0.50%          6.2%
12/31/2013          1.49             0             0         0.50%         38.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.09             0   $         0         0.25%         13.9%
12/31/2016          1.84             0             0         0.25%         11.6%
12/31/2015          1.65             0             0         0.25%          3.0%
12/31/2014          1.60             0             0         0.25%          6.5%
12/31/2013          1.50             0             0         0.25%         38.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.12             0   $         0         0.00%         14.2%
12/31/2016          1.86             0             0         0.00%         11.9%
12/31/2015          1.66             0             0         0.00%          3.3%
12/31/2014          1.61             0             0         0.00%          6.8%
12/31/2013          1.51             0             0         0.00%         39.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        0.2%
    2015        1.8%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      TOUCHSTONE FOCUSED FUND INSTITUTIONAL CLASS - 89154X211 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.25%          0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.00%          0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.75%          0.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.50%          0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.25%          0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         0.00%          0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         TOUCHSTONE MID CAP GROWTH FUND A CLASS - 89154X880 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.25%          1.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%          1.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------   ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.75%          1.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.50%          1.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.25%          1.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.00%          1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   TOUCHSTONE MID CAP GROWTH FUND INSTITUTIONAL CLASS - 89154X526 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.25%          1.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         1.00%          1.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.75%          1.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.50%          1.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.25%          1.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.00%          1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          VANGUARD SHORT TERM FEDERAL FUND INVESTOR CLASS - 922031604

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,170,731  $     1,188,724          110,432
                                                       ===============  ===============
Receivables: investments sold                   2,062
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,172,793
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,172,793         646,949  $          1.81
Band 100                                        --              --             1.88
Band 75                                         --              --             1.95
Band 50                                         --              --             2.02
Band 25                                         --              --             2.09
Band 0                                          --              --             2.41
                                    --------------  --------------
 Total                              $    1,172,793         646,949
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $         15,432
Mortality & expense charges                                                            (14,951)
                                                                              -----------------
Net investment income (loss)                                                               481
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,409)
Realized gain distributions                                                                723
Net change in unrealized appreciation (depreciation)                                    (3,817)
                                                                              -----------------
Net gain (loss)                                                                         (6,503)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (6,022)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            481   $         (3,382)
Net realized gain (loss)                                            (3,409)             4,681
Realized gain distributions                                            723              3,301
Net change in unrealized appreciation (depreciation)                (3,817)             5,808
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (6,022)            10,408
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           193,170            583,059
Cost of units redeemed                                            (327,482)        (1,779,999)
Account charges                                                     (1,499)            (1,309)
                                                          -----------------  -----------------
Increase (decrease)                                               (135,811)        (1,198,249)
                                                          -----------------  -----------------
Net increase (decrease)                                           (141,833)        (1,187,841)
Net assets, beginning                                            1,314,626          2,502,467
                                                          -----------------  -----------------
Net assets, ending                                        $      1,172,793   $      1,314,626
                                                          =================  =================

Units sold                                                         106,229            316,904
Units redeemed                                                    (180,452)          (966,942)
                                                          -----------------  -----------------
Net increase (decrease)                                            (74,223)          (650,038)
Units outstanding, beginning                                       721,172          1,371,210
                                                          -----------------  -----------------
Units outstanding, ending                                          646,949            721,172
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     11,530,732
Cost of units redeemed/account charges                                           (10,596,753)
Net investment income (loss)                                                          85,328
Net realized gain (loss)                                                              27,833
Realized gain distributions                                                          143,646
Net change in unrealized appreciation (depreciation)                                 (17,993)
                                                                            -----------------
Net assets                                                                  $      1,172,793
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.81           647   $     1,173         1.25%         -0.6%
12/31/2016          1.82           721         1,315         1.25%         -0.1%
12/31/2015          1.83         1,371         2,502         1.25%         -0.5%
12/31/2014          1.83         1,206         2,213         1.25%         -0.1%
12/31/2013          1.84         1,455         2,672         1.25%         -1.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.88             0   $         0         1.00%         -0.3%
12/31/2016          1.88             0             0         1.00%          0.1%
12/31/2015          1.88             0             0         1.00%         -0.3%
12/31/2014          1.89             0             0         1.00%          0.2%
12/31/2013          1.88             0             0         1.00%         -1.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.95             0   $         0         0.75%         -0.1%
12/31/2016          1.95             0             0         0.75%          0.4%
12/31/2015          1.94             0             0         0.75%          0.0%
12/31/2014          1.94             0             0         0.75%          0.4%
12/31/2013          1.93             0             0         0.75%         -1.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.02             0   $         0         0.50%          0.2%
12/31/2016          2.01             0             0         0.50%          0.6%
12/31/2015          2.00             0             0         0.50%          0.2%
12/31/2014          2.00             0             0         0.50%          0.7%
12/31/2013          1.98             0             0         0.50%         -0.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.09             0   $         0         0.25%          0.4%
12/31/2016          2.08             0             0         0.25%          0.9%
12/31/2015          2.06             0             0         0.25%          0.5%
12/31/2014          2.05             0             0         0.25%          0.9%
12/31/2013          2.03             0             0         0.25%         -0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.41             0   $         0         0.00%          0.7%
12/31/2016          2.39             0             0         0.00%          1.1%
12/31/2015          2.37             0             0         0.00%          0.7%
12/31/2014          2.35             0             0         0.00%          1.2%
12/31/2013          2.32             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.2%
    2016        1.0%
    2015        0.8%
    2014        0.6%
    2013        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO - 921925889

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $   51,477,350   $    43,988,766        2,086,569
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (106,016)
                                     ---------------
Net assets                           $   51,371,334
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   50,113,844      18,574,504  $          2.70
Band 100                                        --              --             2.75
Band 75                                         --              --             2.80
Band 50                                         --              --             2.86
Band 25                                         --              --             2.91
Band 0                                   1,257,490         423,897             2.97
                                    --------------  --------------
 Total                              $   51,371,334      18,998,401
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        250,566
Mortality & expense charges                                                         (611,559)
                                                                            -----------------
Net investment income (loss)                                                        (360,993)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,024,427
Realized gain distributions                                                        3,453,523
Net change in unrealized appreciation (depreciation)                               5,895,955
                                                                            -----------------
Net gain (loss)                                                                   10,373,905
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     10,012,912
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (360,993)  $       (379,292)
Net realized gain (loss)                                        1,024,427           (764,078)
Realized gain distributions                                     3,453,523          3,945,794
Net change in unrealized appreciation (depreciation)            5,895,955          2,986,493
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              10,012,912          5,788,917
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       11,069,485         12,411,107
Cost of units redeemed                                        (17,433,335)       (12,007,782)
Account charges                                                   (12,510)           (10,180)
                                                         -----------------  -----------------
Increase (decrease)                                            (6,376,360)           393,145
                                                         -----------------  -----------------
Net increase (decrease)                                         3,636,552          6,182,062
Net assets, beginning                                          47,734,782         41,552,720
                                                         -----------------  -----------------
Net assets, ending                                       $     51,371,334   $     47,734,782
                                                         =================  =================

Units sold                                                      4,604,706          7,398,826
Units redeemed                                                 (7,155,899)        (7,165,527)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,551,193)           233,299
Units outstanding, beginning                                   21,549,594         21,316,295
                                                         -----------------  -----------------
Units outstanding, ending                                      18,998,401         21,549,594
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     92,301,908
Cost of units redeemed/account charges                                           (68,710,347)
Net investment income (loss)                                                      (2,146,702)
Net realized gain (loss)                                                           2,243,384
Realized gain distributions                                                       20,194,507
Net change in unrealized appreciation (depreciation)                               7,488,584
                                                                            -----------------
Net assets                                                                  $     51,371,334
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.70        18,575   $    50,114         1.25%         21.9%
12/31/2016          2.21        21,269        47,061         1.25%         13.5%
12/31/2015          1.95        21,300        41,519         1.25%         -4.0%
12/31/2014          2.03        21,191        43,009         1.25%          2.1%
12/31/2013          1.99        21,046        41,838         1.25%         44.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.75             0   $         0         1.00%         22.2%
12/31/2016          2.25             0             0         1.00%         13.8%
12/31/2015          1.98             0             0         1.00%         -3.7%
12/31/2014          2.05             0             0         1.00%          2.4%
12/31/2013          2.01             0             0         1.00%         45.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.80             0   $         0         0.75%         22.5%
12/31/2016          2.29             0             0         0.75%         14.1%
12/31/2015          2.00             0             0         0.75%         -3.5%
12/31/2014          2.08             0             0         0.75%          2.6%
12/31/2013          2.02             0             0         0.75%         45.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.86             0   $         0         0.50%         22.9%
12/31/2016          2.32             0             0         0.50%         14.4%
12/31/2015          2.03             0             0         0.50%         -3.2%
12/31/2014          2.10             0             0         0.50%          2.9%
12/31/2013          2.04             0             0         0.50%         45.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.91             0   $         0         0.25%         23.2%
12/31/2016          2.36             0             0         0.25%         14.7%
12/31/2015          2.06             0             0         0.25%         -3.0%
12/31/2014          2.13             0             0         0.25%          3.1%
12/31/2013          2.06             0             0         0.25%         46.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.97           424   $     1,257         0.00%         23.5%
12/31/2016          2.40           281           674         0.00%         14.9%
12/31/2015          2.09            16            33         0.00%         -2.8%
12/31/2014          2.15             0             1         0.00%          3.4%
12/31/2013          2.08             0             0         0.00%         46.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        0.3%
    2015        0.4%
    2014        0.3%
    2013        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              VANGUARD 500 INDEX FUND ADMIRAL CLASS - 922908710

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     25,364,885  $    23,294,960          102,804
                                                       ===============  ===============
Receivables: investments sold                   9,395
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     25,374,280
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   15,421,552      12,859,566  $          1.20
Band 100                                        --              --             1.20
Band 75                                         --              --             1.21
Band 50                                         --              --             1.21
Band 25                                         --              --             1.21
Band 0                                   9,952,728       8,190,433             1.22
                                    --------------  --------------
 Total                              $   25,374,280      21,049,999
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       316,298
Mortality & expense charges                                                         (97,531)
                                                                            ----------------
Net investment income (loss)                                                        218,767
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            558,959
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                              2,069,925
                                                                            ----------------
Net gain (loss)                                                                   2,628,884
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,847,651
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        218,767   $             --
Net realized gain (loss)                                          558,959                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)            2,069,925                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations               2,847,651                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                       38,527,800                 --
Cost of units redeemed                                        (15,978,425)                --
Account charges                                                   (22,746)                --
                                                         -----------------  ----------------
Increase (decrease)                                            22,526,629                 --
                                                         -----------------  ----------------
Net increase (decrease)                                        25,374,280                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $     25,374,280   $             --
                                                         =================  ================

Units sold                                                     35,547,372                 --
Units redeemed                                                (14,497,373)                --
                                                         -----------------  ----------------
Net increase (decrease)                                        21,049,999                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                      21,049,999                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    38,527,800
Cost of units redeemed/account charges                                          (16,001,171)
Net investment income (loss)                                                        218,767
Net realized gain (loss)                                                            558,959
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                              2,069,925
                                                                            ----------------
Net assets                                                                  $    25,374,280
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20        12,860   $    15,422         1.25%         20.3%
12/31/2016          1.00             0             0         1.25%         -0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         1.00%         20.6%
12/31/2016          1.00             0             0         1.00%         -0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.75%         20.9%
12/31/2016          1.00             0             0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%         21.2%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.25%         21.5%
12/31/2016          1.00             0             0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22         8,190   $     9,953         0.00%         21.8%
12/31/2016          1.00             0             0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
           VANGUARD BALANCED INDEX FUND ADMIRAL CLASS - 921931200

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       798,645  $        749,687           23,010
                                                      ================  ===============
Receivables: investments sold                    271
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       798,916
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       798,916         712,960  $         1.12
Band 100                                        --              --            1.12
Band 75                                         --              --            1.13
Band 50                                         --              --            1.13
Band 25                                         --              --            1.13
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $       798,916         712,960
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         11,473
Mortality & expense charges                                                            (6,071)
                                                                             -----------------
Net investment income (loss)                                                            5,402
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  280
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   48,958
                                                                             -----------------
Net gain (loss)                                                                        49,238
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         54,640
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,402   $             --
Net realized gain (loss)                                              280                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               48,958                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  54,640                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,419,585                 --
Cost of units redeemed                                           (674,193)                --
Account charges                                                    (1,116)                --
                                                         -----------------  ----------------
Increase (decrease)                                               744,276                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           798,916                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        798,916   $             --
                                                         =================  ================

Units sold                                                      1,363,738                 --
Units redeemed                                                   (650,778)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           712,960                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         712,960                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,419,585
Cost of units redeemed/account charges                                               (675,309)
Net investment income (loss)                                                            5,402
Net realized gain (loss)                                                                  280
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   48,958
                                                                             -----------------
Net assets                                                                   $        798,916
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12           713   $       799         1.25%         12.5%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0   $         0         1.00%         12.8%
12/31/2016          1.00             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.75%         13.0%
12/31/2016          1.00             0             0         0.75%         -0.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.50%         13.3%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0   $         0         0.25%         13.6%
12/31/2016          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0   $         0         0.00%         13.9%
12/31/2016          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
       VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL CLASS - 921943809

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     3,294,456  $      3,090,884          229,345
                                                      ================  ===============
Receivables: investments sold                 10,418
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     3,304,874
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,304,874       2,659,013  $          1.24
Band 100                                         --              --             1.25
Band 75                                          --              --             1.25
Band 50                                          --              --             1.25
Band 25                                          --              --             1.26
Band 0                                           --              --             1.26
                                    ---------------  --------------
 Total                              $     3,304,874       2,659,013
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         44,207
Mortality & expense charges                                                           (17,202)
                                                                             -----------------
Net investment income (loss)                                                           27,005
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,689
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  203,572
                                                                             -----------------
Net gain (loss)                                                                       209,261
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        236,266
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         27,005   $             --
Net realized gain (loss)                                            5,689                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              203,572                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 236,266                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        3,276,992                 --
Cost of units redeemed                                           (208,215)                --
Account charges                                                      (169)                --
                                                         -----------------  ----------------
Increase (decrease)                                             3,068,608                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         3,304,874                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      3,304,874   $             --
                                                         =================  ================

Units sold                                                      2,871,028                 --
Units redeemed                                                   (212,015)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,659,013                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       2,659,013                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      3,276,992
Cost of units redeemed/account charges                                               (208,384)
Net investment income (loss)                                                           27,005
Net realized gain (loss)                                                                5,689
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  203,572
                                                                             -----------------
Net assets                                                                   $      3,304,874
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.24         2,659   $     3,305         1.25%         24.8%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         1.00%         25.1%
12/31/2016          1.00             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.75%         25.5%
12/31/2016          1.00             0             0         0.75%         -0.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0   $         0         0.50%         25.8%
12/31/2016          1.00             0             0         0.50%         -0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         0.25%         26.1%
12/31/2016          1.00             0             0         0.25%         -0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         0.00%         26.4%
12/31/2016          1.00             0             0         0.00%         -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL CLASS - 922042841

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        853,138  $       801,110           22,389
                                                       ===============  ===============
Receivables: investments sold                   1,682
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        854,820
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       854,820         672,668  $         1.27
Band 100                                        --              --            1.27
Band 75                                         --              --            1.28
Band 50                                         --              --            1.28
Band 25                                         --              --            1.28
Band 0                                          --              --            1.29
                                   ---------------  --------------
 Total                             $       854,820         672,668
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         15,884
Mortality & expense charges                                                           (5,392)
                                                                            -----------------
Net investment income (loss)                                                          10,492
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              23,832
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  52,028
                                                                            -----------------
Net gain (loss)                                                                       75,860
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         86,352
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         10,492   $             --
Net realized gain (loss)                                           23,832                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               52,028                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  86,352                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,373,138                 --
Cost of units redeemed                                           (603,889)                --
Account charges                                                      (781)                --
                                                         -----------------  ----------------
Increase (decrease)                                               768,468                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           854,820                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        854,820   $             --
                                                         =================  ================

Units sold                                                      1,189,153                 --
Units redeemed                                                   (516,485)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           672,668                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         672,668                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,373,138
Cost of units redeemed/account charges                                              (604,670)
Net investment income (loss)                                                          10,492
Net realized gain (loss)                                                              23,832
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  52,028
                                                                            -----------------
Net assets                                                                  $        854,820
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27           673   $       855         1.25%         29.8%
12/31/2016          0.98             0             0         1.25%         -2.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         1.00%         30.1%
12/31/2016          0.98             0             0         1.00%         -2.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.75%         30.4%
12/31/2016          0.98             0             0         0.75%         -2.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.50%         30.7%
12/31/2016          0.98             0             0         0.50%         -2.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.28             0   $         0         0.25%         31.1%
12/31/2016          0.98             0             0         0.25%         -2.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0   $         0         0.00%         31.4%
12/31/2016          0.98             0             0         0.00%         -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
               VANGUARD ENERGY FUND ADMIRAL CLASS - 921908802

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       386,494  $        380,112            3,837
                                                      ================  ===============
Receivables: investments sold                    386
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       386,880
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       386,880         383,747  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $       386,880         383,747
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          5,167
Mortality & expense charges                                                              (542)
                                                                             -----------------
Net investment income (loss)                                                            4,625
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,007
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    6,382
                                                                             -----------------
Net gain (loss)                                                                         9,389
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         14,014
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,625   $             --
Net realized gain (loss)                                            3,007                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                6,382                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  14,014                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          497,698                 --
Cost of units redeemed                                           (124,832)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                               372,866                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           386,880                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        386,880   $             --
                                                         =================  ================

Units sold                                                        512,195                 --
Units redeemed                                                   (128,448)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           383,747                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         383,747                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        497,698
Cost of units redeemed/account charges                                               (124,832)
Net investment income (loss)                                                            4,625
Net realized gain (loss)                                                                3,007
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    6,382
                                                                             -----------------
Net assets                                                                   $        386,880
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01           384   $       387         1.25%          2.0%
12/31/2016          0.99             0             0         1.25%         -1.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         1.00%          2.2%
12/31/2016          0.99             0             0         1.00%         -1.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          2.5%
12/31/2016          0.99             0             0         0.75%         -1.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.50%          2.7%
12/31/2016          0.99             0             0         0.50%         -1.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.25%          3.0%
12/31/2016          0.99             0             0         0.25%         -1.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.00%          3.3%
12/31/2016          0.99             0             0         0.00%         -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            VANGUARD EQUITY INCOME FUND ADMIRAL CLASS - 921921300

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     2,461,807   $    2,369,351           31,418
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (12,744)
                                     ----------------
Net assets                           $     2,449,063
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,449,063       2,083,837  $          1.18
Band 100                                         --              --             1.18
Band 75                                          --              --             1.18
Band 50                                          --              --             1.18
Band 25                                          --              --             1.19
Band 0                                           --              --             1.19
                                    ---------------  --------------
 Total                              $     2,449,063       2,083,837
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         23,855
Mortality & expense charges                                                           (8,174)
                                                                            -----------------
Net investment income (loss)                                                          15,681
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              14,874
Realized gain distributions                                                           26,480
Net change in unrealized appreciation (depreciation)                                  92,456
                                                                            -----------------
Net gain (loss)                                                                      133,810
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        149,491
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         15,681   $             --
Net realized gain (loss)                                           14,874                 --
Realized gain distributions                                        26,480                 --
Net change in unrealized appreciation (depreciation)               92,456                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 149,491                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        3,955,974                 --
Cost of units redeemed                                         (1,654,117)                --
Account charges                                                    (2,285)                --
                                                         -----------------  ----------------
Increase (decrease)                                             2,299,572                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,449,063                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      2,449,063   $             --
                                                         =================  ================

Units sold                                                      3,551,085                 --
Units redeemed                                                 (1,467,248)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,083,837                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       2,083,837                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      3,955,974
Cost of units redeemed/account charges                                            (1,656,402)
Net investment income (loss)                                                          15,681
Net realized gain (loss)                                                              14,874
Realized gain distributions                                                           26,480
Net change in unrealized appreciation (depreciation)                                  92,456
                                                                            -----------------
Net assets                                                                  $      2,449,063
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18         2,084   $     2,449         1.25%         17.0%
12/31/2016          1.00             0             0         1.25%          0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         1.00%         17.3%
12/31/2016          1.00             0             0         1.00%          0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.75%         17.6%
12/31/2016          1.00             0             0         0.75%          0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0   $         0         0.50%         17.9%
12/31/2016          1.00             0             0         0.50%          0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.25%         18.2%
12/31/2016          1.00             0             0         0.25%          0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.00%         18.5%
12/31/2016          1.01             0             0         0.00%          0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              VANGUARD EXPLORER FUND ADMIRAL CLASS - 921926200

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,880,466  $     1,920,336           21,339
                                                       ===============  ===============
Receivables: investments sold                   6,117
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,886,583
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,886,583       1,596,055  $          1.18
Band 100                                         --              --             1.19
Band 75                                          --              --             1.19
Band 50                                          --              --             1.19
Band 25                                          --              --             1.19
Band 0                                           --              --             1.20
                                    ---------------  --------------
 Total                              $     1,886,583       1,596,055
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          5,931
Mortality & expense charges                                                            (6,438)
                                                                             -----------------
Net investment income (loss)                                                             (507)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                7,195
Realized gain distributions                                                           137,395
Net change in unrealized appreciation (depreciation)                                  (39,870)
                                                                             -----------------
Net gain (loss)                                                                       104,720
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        104,213
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (507)  $             --
Net realized gain (loss)                                            7,195                 --
Realized gain distributions                                       137,395                 --
Net change in unrealized appreciation (depreciation)              (39,870)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 104,213                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,096,017                 --
Cost of units redeemed                                           (312,808)                --
Account charges                                                      (839)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,782,370                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,886,583                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,886,583   $             --
                                                         =================  ================

Units sold                                                      1,887,562                 --
Units redeemed                                                   (291,507)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,596,055                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,596,055                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,096,017
Cost of units redeemed/account charges                                               (313,647)
Net investment income (loss)                                                             (507)
Net realized gain (loss)                                                                7,195
Realized gain distributions                                                           137,395
Net change in unrealized appreciation (depreciation)                                  (39,870)
                                                                             -----------------
Net assets                                                                   $      1,886,583
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18         1,596   $     1,887         1.25%         21.6%
12/31/2016          0.97             0             0         1.25%         -2.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         1.00%         21.9%
12/31/2016          0.97             0             0         1.00%         -2.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.75%         22.2%
12/31/2016          0.97             0             0         0.75%         -2.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.50%         22.5%
12/31/2016          0.97             0             0         0.50%         -2.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0   $         0         0.25%         22.8%
12/31/2016          0.97             0             0         0.25%         -2.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0   $         0         0.00%         23.1%
12/31/2016          0.97             0             0         0.00%         -2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL CLASS - 922908694

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         68,359  $        66,845              806
                                                       ===============  ===============
Receivables: investments sold                      28
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         68,387
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       68,387          59,790  $          1.14
Band 100                                        --              --             1.15
Band 75                                         --              --             1.15
Band 50                                         --              --             1.15
Band 25                                         --              --             1.16
Band 0                                          --              --             1.16
                                    --------------  --------------
 Total                              $       68,387          59,790
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $            229
Mortality & expense charges                                                                (125)
                                                                               -----------------
Net investment income (loss)                                                                104
                                                                               -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      4
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                      1,514
                                                                               -----------------
Net gain (loss)                                                                           1,518
                                                                               -----------------

Increase (decrease) in net assets from operations                              $          1,622
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            104   $             --
Net realized gain (loss)                                                4                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                1,514                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                   1,622                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                           66,765                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                66,765                 --
                                                         ----------------   ----------------
Net increase (decrease)                                            68,387                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $         68,387   $             --
                                                         ================   ================

Units sold                                                         59,790                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                            59,790                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                          59,790                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $         66,765
Cost of units redeemed/account charges                                                       --
Net investment income (loss)                                                                104
Net realized gain (loss)                                                                      4
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                      1,514
                                                                               ----------------
Net assets                                                                     $         68,387
                                                                               ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14            60   $        68         1.25%         16.6%
12/31/2016          0.98             0             0         1.25%         -1.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         1.00%         16.9%
12/31/2016          0.98             0             0         1.00%         -1.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.75%         17.2%
12/31/2016          0.98             0             0         0.75%         -1.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0   $         0         0.50%         17.5%
12/31/2016          0.98             0             0         0.50%         -1.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.25%         17.8%
12/31/2016          0.98             0             0         0.25%         -1.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0   $         0         0.00%         18.1%
12/31/2016          0.98             0             0         0.00%         -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
            VANGUARD GROWTH INDEX FUND ADMIRAL CLASS - 922908660

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,772,402  $      1,655,926           24,729
                                                      ================  ===============
Receivables: investments sold                 16,760
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,789,162
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,789,162       1,424,761  $          1.26
Band 100                                         --              --             1.26
Band 75                                          --              --             1.26
Band 50                                          --              --             1.27
Band 25                                          --              --             1.27
Band 0                                           --              --             1.27
                                    ---------------  --------------
 Total                              $     1,789,162       1,424,761
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        34,927
Mortality & expense charges                                                         (35,393)
                                                                            ----------------
Net investment income (loss)                                                           (466)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            448,723
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                116,476
                                                                            ----------------
Net gain (loss)                                                                     565,199
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       564,733
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (466)  $             --
Net realized gain (loss)                                          448,723                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              116,476                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 564,733                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        5,870,171                 --
Cost of units redeemed                                         (4,645,566)                --
Account charges                                                      (176)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,224,429                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,789,162                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,789,162   $             --
                                                         =================  ================

Units sold                                                      5,280,726                 --
Units redeemed                                                 (3,855,965)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,424,761                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,424,761                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     5,870,171
Cost of units redeemed/account charges                                           (4,645,742)
Net investment income (loss)                                                           (466)
Net realized gain (loss)                                                            448,723
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                116,476
                                                                            ----------------
Net assets                                                                  $     1,789,162
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26         1,425   $     1,789         1.25%         26.2%
12/31/2016          0.99             0             0         1.25%         -0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         1.00%         26.5%
12/31/2016          1.00             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0   $         0         0.75%         26.9%
12/31/2016          1.00             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.50%         27.2%
12/31/2016          1.00             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.25%         27.5%
12/31/2016          1.00             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27             0   $         0         0.00%         27.8%
12/31/2016          1.00             0             0         0.00%         -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
             VANGUARD HEALTH CARE FUND ADMIRAL CLASS - 921908885

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       520,982  $        534,557            6,013
                                                      ================  ===============
Receivables: investments sold                    272
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       521,254
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       521,254         433,106  $         1.20
Band 100                                        --              --            1.21
Band 75                                         --              --            1.21
Band 50                                         --              --            1.21
Band 25                                         --              --            1.22
Band 0                                          --              --            1.22
                                   ---------------  --------------
 Total                             $       521,254         433,106
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          4,988
Mortality & expense charges                                                             (2,429)
                                                                              -----------------
Net investment income (loss)                                                             2,559
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (383)
Realized gain distributions                                                             17,530
Net change in unrealized appreciation (depreciation)                                   (13,575)
                                                                              -----------------
Net gain (loss)                                                                          3,572
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          6,131
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,559   $             --
Net realized gain (loss)                                             (383)                --
Realized gain distributions                                        17,530                 --
Net change in unrealized appreciation (depreciation)              (13,575)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   6,131                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          533,856                 --
Cost of units redeemed                                            (18,729)                --
Account charges                                                        (4)                --
                                                         -----------------  ----------------
Increase (decrease)                                               515,123                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           521,254                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        521,254   $             --
                                                         =================  ================

Units sold                                                        448,917                 --
Units redeemed                                                    (15,811)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           433,106                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         433,106                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        533,856
Cost of units redeemed/account charges                                                 (18,733)
Net investment income (loss)                                                             2,559
Net realized gain (loss)                                                                  (383)
Realized gain distributions                                                             17,530
Net change in unrealized appreciation (depreciation)                                   (13,575)
                                                                              -----------------
Net assets                                                                    $        521,254
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20           433   $       521         1.25%         18.2%
12/31/2016          1.02             0             0         1.25%          1.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         1.00%         18.5%
12/31/2016          1.02             0             0         1.00%          1.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.75%         18.8%
12/31/2016          1.02             0             0         0.75%          1.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0   $         0         0.50%         19.1%
12/31/2016          1.02             0             0         0.50%          1.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.25%         19.4%
12/31/2016          1.02             0             0         0.25%          1.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.22             0   $         0         0.00%         19.7%
12/31/2016          1.02             0             0         0.00%          1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
        VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL CLASS - 922031760

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,467,485  $      2,481,534          422,739
                                                      ================  ===============
Receivables: investments sold                 35,129
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,502,614
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,764,820       1,659,104  $          1.06
Band 100                                         --              --             1.07
Band 75                                          --              --             1.07
Band 50                                          --              --             1.07
Band 25                                          --              --             1.08
Band 0                                      737,794         684,490             1.08
                                    ---------------  --------------
 Total                              $     2,502,614       2,343,594
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         57,273
Mortality & expense charges                                                            (7,320)
                                                                             -----------------
Net investment income (loss)                                                           49,953
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  667
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (14,049)
                                                                             -----------------
Net gain (loss)                                                                       (13,382)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         36,571
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         49,953   $             --
Net realized gain (loss)                                              667                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (14,049)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  36,571                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,620,962                 --
Cost of units redeemed                                           (153,440)                --
Account charges                                                    (1,479)                --
                                                         -----------------  ----------------
Increase (decrease)                                             2,466,043                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,502,614                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      2,502,614   $             --
                                                         =================  ================

Units sold                                                      2,490,699                 --
Units redeemed                                                   (147,105)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,343,594                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       2,343,594                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,620,962
Cost of units redeemed/account charges                                               (154,919)
Net investment income (loss)                                                           49,953
Net realized gain (loss)                                                                  667
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (14,049)
                                                                             -----------------
Net assets                                                                   $      2,502,614
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06         1,659   $     1,765         1.25%          5.8%
12/31/2016          1.01             0             0         1.25%          0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         1.00%          6.1%
12/31/2016          1.01             0             0         1.00%          0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.75%          6.3%
12/31/2016          1.01             0             0         0.75%          0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0   $         0         0.50%          6.6%
12/31/2016          1.01             0             0         0.50%          0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0   $         0         0.25%          6.9%
12/31/2016          1.01             0             0         0.25%          0.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08           684   $       738         0.00%          7.1%
12/31/2016          1.01             0             0         0.00%          0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    VANGUARD INTERMEDIATE-TERM BOND INDEX FUND ADMIRAL CLASS - 921937801

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        900,729  $       901,686           79,445
                                                       ===============  ===============
Receivables: investments sold                   1,772
Due to due from sponsor                           259
                                     ----------------
Net assets                           $        902,760
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       902,760         882,070  $         1.02
Band 100                                         0               0            1.03
Band 75                                          0               0            1.03
Band 50                                          0               0            1.03
Band 25                                          0               0            1.03
Band 0                                           0               0            1.04
                                   ---------------  --------------
 Total                             $       902,760         882,070
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          8,916
Mortality & expense charges                                                            (4,172)
                                                                             -----------------
Net investment income (loss)                                                            4,744
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,010
Realized gain distributions                                                               855
Net change in unrealized appreciation (depreciation)                                     (957)
                                                                             -----------------
Net gain (loss)                                                                         4,908
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          9,652
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,744   $              0
Net realized gain (loss)                                            5,010                  0
Realized gain distributions                                           855                  0
Net change in unrealized appreciation (depreciation)                 (957)                 0
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   9,652                  0
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,373,546                  0
Cost of units redeemed                                           (479,763)                 0
Account charges                                                      (675)                 0
                                                         -----------------  ----------------
Increase (decrease)                                               893,108                  0
                                                         -----------------  ----------------
Net increase (decrease)                                           902,760                  0
Net assets, beginning                                                   0                  0
                                                         -----------------  ----------------
Net assets, ending                                       $        902,760   $              0
                                                         =================  ================

Units sold                                                      1,348,298                  0
Units redeemed                                                   (466,228)                 0
                                                         -----------------  ----------------
Net increase (decrease)                                           882,070                  0
Units outstanding, beginning                                            0                  0
                                                         -----------------  ----------------
Units outstanding, ending                                         882,070                  0
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,373,546
Cost of units redeemed/account charges                                               (480,438)
Net investment income (loss)                                                            4,744
Net realized gain (loss)                                                                5,010
Realized gain distributions                                                               855
Net change in unrealized appreciation (depreciation)                                     (957)
                                                                             -----------------
Net assets                                                                   $        902,760
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02           882   $       903         1.25%          2.5%
12/31/2016          1.00             0             0         1.25%         -0.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.00%          2.8%
12/31/2016          1.00             0             0         1.00%         -0.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.75%          3.1%
12/31/2016          1.00             0             0         0.75%         -0.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.50%          3.3%
12/31/2016          1.00             0             0         0.50%         -0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.25%          3.6%
12/31/2016          1.00             0             0         0.25%         -0.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.00%          3.8%
12/31/2016          1.00             0             0         0.00%         -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
    VANGUARD INTERMEDIATE-TERM INVEST.-GRADE FD. ADMIRAL CL. - 922031810

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        235,073  $       235,185           24,347
                                                       ===============  ===============
Receivables: investments sold                   2,311
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        237,384
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       237,384         230,691  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.04
Band 25                                         --              --            1.04
Band 0                                          --              --            1.04
                                   ---------------  --------------
 Total                             $       237,384         230,691
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $           1,261
Mortality & expense charges                                                                 (523)
                                                                               ------------------
Net investment income (loss)                                                                 738
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (3)
Realized gain distributions                                                                  165
Net change in unrealized appreciation (depreciation)                                        (112)
                                                                               ------------------
Net gain (loss)                                                                               50
                                                                               ------------------

Increase (decrease) in net assets from operations                              $             788
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            738   $             --
Net realized gain (loss)                                               (3)                --
Realized gain distributions                                           165                 --
Net change in unrealized appreciation (depreciation)                 (112)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     788                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          309,857                 --
Cost of units redeemed                                            (73,184)                --
Account charges                                                       (77)                --
                                                         -----------------  ----------------
Increase (decrease)                                               236,596                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           237,384                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        237,384   $             --
                                                         =================  ================

Units sold                                                        301,981                 --
Units redeemed                                                    (71,290)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           230,691                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         230,691                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $         309,857
Cost of units redeemed/account charges                                                   (73,261)
Net investment income (loss)                                                                 738
Net realized gain (loss)                                                                      (3)
Realized gain distributions                                                                  165
Net change in unrealized appreciation (depreciation)                                        (112)
                                                                               ------------------
Net assets                                                                     $         237,384
                                                                               ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03           231   $       237         1.25%          3.0%
12/31/2016          1.00             0             0         1.25%         -0.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         1.00%          3.2%
12/31/2016          1.00             0             0         1.00%          0.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0   $         0         0.75%          3.5%
12/31/2016          1.00             0             0         0.75%          0.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.50%          3.7%
12/31/2016          1.00             0             0         0.50%          0.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.25%          4.0%
12/31/2016          1.00             0             0         0.25%          0.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0   $         0         0.00%          4.3%
12/31/2016          1.00             0             0         0.00%          0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     VANGUARD INTERMEDIATE-TERM TREASURY FUND ADMIRAL CLASS - 922031828

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        132,444  $       134,083           12,486
                                                       ===============  ===============
Receivables: investments sold                   5,786
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        138,230
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       138,230         137,991  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $       138,230         137,991
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          1,115
Mortality & expense charges                                                               (729)
                                                                              -----------------
Net investment income (loss)                                                               386
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    15
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (1,639)
                                                                              -----------------
Net gain (loss)                                                                         (1,624)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (1,238)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            386   $             --
Net realized gain (loss)                                               15                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (1,639)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (1,238)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          167,782                 --
Cost of units redeemed                                            (28,263)                --
Account charges                                                       (51)                --
                                                         -----------------  ----------------
Increase (decrease)                                               139,468                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           138,230                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        138,230   $             --
                                                         =================  ================

Units sold                                                        165,990                 --
Units redeemed                                                    (27,999)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           137,991                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         137,991                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $        167,782
Cost of units redeemed/account charges                                                 (28,314)
Net investment income (loss)                                                               386
Net realized gain (loss)                                                                    15
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (1,639)
                                                                              -----------------
Net assets                                                                    $        138,230
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00           138   $       138         1.25%          0.4%
12/31/2016          1.00             0             0         1.25%         -0.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0   $         0         1.00%          0.7%
12/31/2016          1.00             0             0         1.00%         -0.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.75%          0.9%
12/31/2016          1.00             0             0         0.75%         -0.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.50%          1.2%
12/31/2016          1.00             0             0         0.50%         -0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0   $         0         0.25%          1.4%
12/31/2016          1.00             0             0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0   $         0         0.00%          1.7%
12/31/2016          1.00             0             0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
     VANGUARD LIFESTRATEGY CONSERV. GROWTH FUND INVESTOR CL. - 921909305

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       163,749  $        164,966            8,247
                                                      ================  ===============
Receivables: investments sold                    870
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       164,619
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       164,619         150,468  $         1.09
Band 100                                        --              --            1.10
Band 75                                         --              --            1.10
Band 50                                         --              --            1.10
Band 25                                         --              --            1.11
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $       164,619         150,468
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         1,318
Mortality & expense charges                                                             (56)
                                                                            ----------------
Net investment income (loss)                                                          1,262
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             410
Net change in unrealized appreciation (depreciation)                                 (1,217)
                                                                            ----------------
Net gain (loss)                                                                        (807)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $           455
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,262   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                           410                 --
Net change in unrealized appreciation (depreciation)               (1,217)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     455                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          327,132                 --
Cost of units redeemed                                           (162,968)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                               164,164                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           164,619                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        164,619   $             --
                                                         =================  ================

Units sold                                                        299,857                 --
Units redeemed                                                   (149,389)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           150,468                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         150,468                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $       327,132
Cost of units redeemed/account charges                                             (162,968)
Net investment income (loss)                                                          1,262
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             410
Net change in unrealized appreciation (depreciation)                                 (1,217)
                                                                            ----------------
Net assets                                                                  $       164,619
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09           150   $       165         1.25%          9.6%
12/31/2016          1.00             0             0         1.25%         -0.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         1.00%          9.9%
12/31/2016          1.00             0             0         1.00%         -0.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.75%         10.2%
12/31/2016          1.00             0             0         0.75%         -0.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0   $         0         0.50%         10.4%
12/31/2016          1.00             0             0         0.50%         -0.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.25%         10.7%
12/31/2016          1.00             0             0         0.25%         -0.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0   $         0         0.00%         11.0%
12/31/2016          1.00             0             0         0.00%         -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          VANGUARD LIFESTRATEGY GROWTH FUND INVESTOR CLASS - 921909503

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       402,923   $       375,507           11,806
                                                       ===============  ===============
Due to due from sponsor                          311
Payables: investments purchased               (5,388)
                                     ----------------
Net assets                           $       397,846
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       397,846         339,546  $         1.17
Band 100                                         0               0            1.17
Band 75                                          0               0            1.18
Band 50                                          0               0            1.18
Band 25                                          0               0            1.18
Band 0                                           0               0            1.19
                                   ---------------  --------------
 Total                             $       397,846         339,546
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          6,566
Mortality & expense charges                                                            (2,515)
                                                                             -----------------
Net investment income (loss)                                                            4,051
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  125
Realized gain distributions                                                               169
Net change in unrealized appreciation (depreciation)                                   27,416
                                                                             -----------------
Net gain (loss)                                                                        27,710
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         31,761
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,051   $              0
Net realized gain (loss)                                              125                  0
Realized gain distributions                                           169                  0
Net change in unrealized appreciation (depreciation)               27,416                  0
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  31,761                  0
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          402,996                  0
Cost of units redeemed                                            (36,687)                 0
Account charges                                                      (224)                 0
                                                         -----------------  ----------------
Increase (decrease)                                               366,085                  0
                                                         -----------------  ----------------
Net increase (decrease)                                           397,846                  0
Net assets, beginning                                                   0                  0
                                                         -----------------  ----------------
Net assets, ending                                       $        397,846   $              0
                                                         =================  ================

Units sold                                                        371,153                  0
Units redeemed                                                    (31,607)                 0
                                                         -----------------  ----------------
Net increase (decrease)                                           339,546                  0
Units outstanding, beginning                                            0                  0
                                                         -----------------  ----------------
Units outstanding, ending                                         339,546                  0
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        402,996
Cost of units redeemed/account charges                                                (36,911)
Net investment income (loss)                                                            4,051
Net realized gain (loss)                                                                  125
Realized gain distributions                                                               169
Net change in unrealized appreciation (depreciation)                                   27,416
                                                                             -----------------
Net assets                                                                   $        397,846
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17           340  $        398         1.25%         17.7%
12/31/2016          1.00             0             0         1.25%         -0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0  $          0         1.00%         18.0%
12/31/2016          1.00             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0  $          0         0.75%         18.3%
12/31/2016          1.00             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0  $          0         0.50%         18.6%
12/31/2016          1.00             0             0         0.50%         -0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0  $          0         0.25%         18.9%
12/31/2016          1.00             0             0         0.25%         -0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0  $          0         0.00%         19.2%
12/31/2016          1.00             0             0         0.00%         -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          VANGUARD LIFESTRATEGY INCOME FUND INVESTOR CLASS - 921909206

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         6,305   $         6,338              400
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (73)
                                     ----------------
Net assets                           $         6,232
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         6,232            5,896  $         1.06
Band 100                                         --               --            1.06
Band 75                                          --               --            1.06
Band 50                                          --               --            1.07
Band 25                                          --               --            1.07
Band 0                                           --               --            1.07
                                    ---------------  ---------------
 Total                              $         6,232            5,896
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $             54
Mortality & expense charges                                                                (1)
                                                                             -----------------
Net investment income (loss)                                                               53
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                   --
Realized gain distributions                                                                 7
Net change in unrealized appreciation (depreciation)                                      (33)
                                                                             -----------------
Net gain (loss)                                                                           (26)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $             27
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             53   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                             7                 --
Net change in unrealized appreciation (depreciation)                  (33)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                      27                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           12,566                 --
Cost of units redeemed                                             (6,283)                --
Account charges                                                       (78)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 6,205                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             6,232                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          6,232   $             --
                                                         =================  ================

Units sold                                                         11,934                 --
Units redeemed                                                     (6,038)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             5,896                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           5,896                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $         12,566
Cost of units redeemed/account charges                                                 (6,361)
Net investment income (loss)                                                               53
Net realized gain (loss)                                                                   --
Realized gain distributions                                                                 7
Net change in unrealized appreciation (depreciation)                                      (33)
                                                                             -----------------
Net assets                                                                   $          6,232
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             6  $          6         1.25%          5.7%
12/31/2016          1.00             0             0         1.25%          0.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         1.00%          5.9%
12/31/2016          1.00             0             0         1.00%          0.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         0.75%          6.2%
12/31/2016          1.00             0             0         0.75%          0.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.50%          6.5%
12/31/2016          1.00             0             0         0.50%          0.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.25%          6.7%
12/31/2016          1.00             0             0         0.25%          0.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         0.00%          7.0%
12/31/2016          1.00             0             0         0.00%          0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      VANGUARD LIFESTRATEGY MODERATE GROWTH FD. INVESTOR CLASS - 921909404

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    1,679,908   $     1,664,412           57,827
                                                      ===============  ===============
Due to due from sponsor                      11,331
Payables: investments purchased            (110,461)
                                     ---------------
Net assets                           $    1,580,778
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,580,778       1,396,024  $          1.13
Band 100                                          0               0             1.14
Band 75                                           0               0             1.14
Band 50                                           0               0             1.14
Band 25                                           0               0             1.14
Band 0                                            0               0             1.15
                                    ---------------  --------------
 Total                              $     1,580,778       1,396,024
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         20,812
Mortality & expense charges                                                            (3,809)
                                                                             -----------------
Net investment income (loss)                                                           17,003
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,033
Realized gain distributions                                                             2,644
Net change in unrealized appreciation (depreciation)                                   15,496
                                                                             -----------------
Net gain (loss)                                                                        19,173
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         36,176
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         17,003   $              0
Net realized gain (loss)                                            1,033                  0
Realized gain distributions                                         2,644                  0
Net change in unrealized appreciation (depreciation)               15,496                  0
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  36,176                  0
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,675,225                  0
Cost of units redeemed                                         (1,130,460)                 0
Account charges                                                      (163)                 0
                                                         -----------------  ----------------
Increase (decrease)                                             1,544,602                  0
                                                         -----------------  ----------------
Net increase (decrease)                                         1,580,778                  0
Net assets, beginning                                                   0                  0
                                                         -----------------  ----------------
Net assets, ending                                       $      1,580,778   $              0
                                                         =================  ================

Units sold                                                      2,397,142                  0
Units redeemed                                                 (1,001,118)                 0
                                                         -----------------  ----------------
Net increase (decrease)                                         1,396,024                  0
Units outstanding, beginning                                            0                  0
                                                         -----------------  ----------------
Units outstanding, ending                                       1,396,024                  0
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,675,225
Cost of units redeemed/account charges                                             (1,130,623)
Net investment income (loss)                                                           17,003
Net realized gain (loss)                                                                1,033
Realized gain distributions                                                             2,644
Net change in unrealized appreciation (depreciation)                                   15,496
                                                                             -----------------
Net assets                                                                   $      1,580,778
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13         1,396   $     1,581         1.25%         13.6%
12/31/2016          1.00             0             0         1.25%         -0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0  $          0         1.00%         13.9%
12/31/2016          1.00             0             0         1.00%         -0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0  $          0         0.75%         14.2%
12/31/2016          1.00             0             0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0  $          0         0.50%         14.5%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0  $          0         0.25%         14.8%
12/31/2016          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         0.00%         15.0%
12/31/2016          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            VANGUARD MATERIALS INDEX FUND ADMIRAL CLASS - 92204A785

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         6,815  $         6,690                97
                                                       ===============   ===============
Receivables: investments sold                       2
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         6,817
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         6,817            5,790  $         1.18
Band 100                                         --               --            1.18
Band 75                                          --               --            1.18
Band 50                                          --               --            1.19
Band 25                                          --               --            1.19
Band 0                                           --               --            1.19
                                    ---------------  ---------------
 Total                              $         6,817            5,790
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             12
Mortality & expense charges                                                                (12)
                                                                              -----------------
Net investment income (loss)                                                                --
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    35
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                       125
                                                                              -----------------
Net gain (loss)                                                                            160
                                                                              -----------------

Increase (decrease) in net assets from operations                             $            160
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               35                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  125                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     160                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            8,675                 --
Cost of units redeemed                                             (2,018)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                 6,657                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             6,817                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          6,817   $             --
                                                         =================  ================

Units sold                                                          7,544                 --
Units redeemed                                                     (1,754)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             5,790                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           5,790                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $          8,675
Cost of units redeemed/account charges                                                  (2,018)
Net investment income (loss)                                                                --
Net realized gain (loss)                                                                    35
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                       125
                                                                              -----------------
Net assets                                                                    $          6,817
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             6  $          7         1.25%         22.1%
12/31/2016          0.96             0             0         1.25%         -3.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0  $          0         1.00%         22.5%
12/31/2016          0.96             0             0         1.00%         -3.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0  $          0         0.75%         22.8%
12/31/2016          0.96             0             0         0.75%         -3.6%


                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0  $          0         0.50%         23.1%
12/31/2016          0.96             0             0         0.50%         -3.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0  $          0         0.25%         23.4%
12/31/2016          0.96             0             0         0.25%         -3.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0  $          0         0.00%         23.7%
12/31/2016          0.96             0             0         0.00%         -3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            VANGUARD MID-CAP GROWTH FUND INVESTOR CLASS - 921946307

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     6,268,535   $    6,063,734          236,028
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (35,020)
                                     ----------------
Net assets                           $     6,233,515
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,233,515       5,289,853  $          1.18
Band 100                                         --              --             1.18
Band 75                                          --              --             1.18
Band 50                                          --              --             1.19
Band 25                                          --              --             1.19
Band 0                                           --              --             1.19
                                    ---------------  --------------
 Total                              $     6,233,515       5,289,853
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         21,488
Mortality & expense charges                                                          (27,606)
                                                                            -----------------
Net investment income (loss)                                                          (6,118)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              28,356
Realized gain distributions                                                          187,575
Net change in unrealized appreciation (depreciation)                                 204,801
                                                                            -----------------
Net gain (loss)                                                                      420,732
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        414,614
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,118)  $             --
Net realized gain (loss)                                           28,356                 --
Realized gain distributions                                       187,575                 --
Net change in unrealized appreciation (depreciation)              204,801                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 414,614                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        9,053,843                 --
Cost of units redeemed                                         (3,231,893)                --
Account charges                                                    (3,049)                --
                                                         -----------------  ----------------
Increase (decrease)                                             5,818,901                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         6,233,515                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      6,233,515   $             --
                                                         =================  ================

Units sold                                                      8,202,989                 --
Units redeemed                                                 (2,913,136)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         5,289,853                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       5,289,853                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      9,053,843
Cost of units redeemed/account charges                                            (3,234,942)
Net investment income (loss)                                                          (6,118)
Net realized gain (loss)                                                              28,356
Realized gain distributions                                                          187,575
Net change in unrealized appreciation (depreciation)                                 204,801
                                                                            -----------------
Net assets                                                                  $      6,233,515
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18         5,290  $      6,234         1.25%         20.5%
12/31/2016          0.98             0             0         1.25%         -2.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0  $          0         1.00%         20.8%
12/31/2016          0.98             0             0         1.00%         -2.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0  $          0         0.75%         21.1%
12/31/2016          0.98             0             0         0.75%         -2.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0  $          0         0.50%         21.4%
12/31/2016          0.98             0             0         0.50%         -2.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0  $          0         0.25%         21.7%
12/31/2016          0.98             0             0         0.25%         -2.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0  $          0         0.00%         22.0%
12/31/2016          0.98             0             0         0.00%         -2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             VANGUARD MID-CAP INDEX FUND ADMIRAL CLASS - 922908645

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    13,558,873   $   12,715,170           70,634
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (28,865)
                                     ----------------
Net assets                           $    13,530,008
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    7,245,437       6,292,135  $          1.15
Band 100                                        --              --             1.15
Band 75                                         --              --             1.16
Band 50                                         --              --             1.16
Band 25                                         --              --             1.16
Band 0                                   6,284,571       5,386,113             1.17
                                    --------------  --------------
 Total                              $   13,530,008      11,678,248
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         95,072
Mortality & expense charges                                                          (18,995)
                                                                            -----------------
Net investment income (loss)                                                          76,077
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              36,741
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 843,703
                                                                            -----------------
Net gain (loss)                                                                      880,444
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        956,521
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         76,077   $             --
Net realized gain (loss)                                           36,741                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              843,703                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 956,521                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                       16,412,928                 --
Cost of units redeemed                                         (3,831,321)                --
Account charges                                                    (8,120)                --
                                                         -----------------  ----------------
Increase (decrease)                                            12,573,487                 --
                                                         -----------------  ----------------
Net increase (decrease)                                        13,530,008                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $     13,530,008   $             --
                                                         =================  ================

Units sold                                                     15,302,115                 --
Units redeemed                                                 (3,623,867)                --
                                                         -----------------  ----------------
Net increase (decrease)                                        11,678,248                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                      11,678,248                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     16,412,928
Cost of units redeemed/account charges                                            (3,839,441)
Net investment income (loss)                                                          76,077
Net realized gain (loss)                                                              36,741
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 843,703
                                                                            -----------------
Net assets                                                                  $     13,530,008
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15         6,292  $      7,245         1.25%         17.8%
12/31/2016          0.98             0             0         1.25%         -2.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         1.00%         18.1%
12/31/2016          0.98             0             0         1.00%         -2.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         0.75%         18.4%
12/31/2016          0.98             0             0         0.75%         -2.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         0.50%         18.7%
12/31/2016          0.98             0             0         0.50%         -2.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         0.25%         19.0%
12/31/2016          0.98             0             0         0.25%         -2.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17         5,386  $      6,285         0.00%         19.3%
12/31/2016          0.98             0             0         0.00%         -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               VANGUARD REIT INDEX FUND ADMIRAL CLASS - 921908877

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,007,365   $    1,013,242            8,119
                                                       ==============   ==============
Due to due from sponsor                          459
Payables: investments purchased              (52,935)
                                     ----------------
Net assets                           $       954,889
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       954,889         912,306  $         1.05
Band 100                                         0               0            1.05
Band 75                                          0               0            1.05
Band 50                                          0               0            1.06
Band 25                                          0               0            1.06
Band 0                                           0               0            1.06
                                   ---------------  --------------
 Total                             $       954,889         912,306
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          26,723
Mortality & expense charges                                                             (5,971)
                                                                             ------------------
Net investment income (loss)                                                            20,752
                                                                             ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (867)
Realized gain distributions                                                                  0
Net change in unrealized appreciation (depreciation)                                    (5,877)
                                                                             ------------------
Net gain (loss)                                                                         (6,744)
                                                                             ------------------

Increase (decrease) in net assets from operations                            $          14,008
                                                                             ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         20,752   $              0
Net realized gain (loss)                                             (867)                 0
Realized gain distributions                                             0                  0
Net change in unrealized appreciation (depreciation)               (5,877)                 0
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  14,008                  0
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,604,230                  0
Cost of units redeemed                                           (662,499)                 0
Account charges                                                      (850)                 0
                                                         -----------------  ----------------
Increase (decrease)                                               940,881                  0
                                                         -----------------  ----------------
Net increase (decrease)                                           954,889                  0
Net assets, beginning                                                   0                  0
                                                         -----------------  ----------------
Net assets, ending                                       $        954,889   $              0
                                                         =================  ================

Units sold                                                      1,561,338                  0
Units redeemed                                                   (649,032)                 0
                                                         -----------------  ----------------
Net increase (decrease)                                           912,306                  0
Units outstanding, beginning                                            0                  0
                                                         -----------------  ----------------
Units outstanding, ending                                         912,306                  0
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $       1,604,230
Cost of units redeemed/account charges                                                (663,349)
Net investment income (loss)                                                            20,752
Net realized gain (loss)                                                                  (867)
Realized gain distributions                                                                  0
Net change in unrealized appreciation (depreciation)                                    (5,877)
                                                                             ------------------
Net assets                                                                   $         954,889
                                                                             ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05           912  $        955         1.25%          3.6%
12/31/2016          1.01             0             0         1.25%          1.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0  $          0         1.00%          3.9%
12/31/2016          1.01             0             0         1.00%          1.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.05             0  $          0         0.75%          4.2%
12/31/2016          1.01             0             0         0.75%          1.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         0.50%          4.4%
12/31/2016          1.01             0             0         0.50%          1.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         0.25%          4.7%
12/31/2016          1.01             0             0         0.25%          1.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.06             0  $          0         0.00%          4.9%
12/31/2016          1.01             0             0         0.00%          1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            VANGUARD SELECTED VALUE FUND INVESTOR CLASS - 921946109

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     2,313,291   $    2,402,809           72,916
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (33,184)
                                     ----------------
Net assets                           $     2,280,107
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,280,107       1,970,250  $          1.16
Band 100                                         --              --             1.16
Band 75                                          --              --             1.16
Band 50                                          --              --             1.17
Band 25                                          --              --             1.17
Band 0                                           --              --             1.17
                                    ---------------  --------------
 Total                              $     2,280,107       1,970,250
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         27,107
Mortality & expense charges                                                            (7,071)
                                                                             -----------------
Net investment income (loss)                                                           20,036
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,607
Realized gain distributions                                                           172,039
Net change in unrealized appreciation (depreciation)                                  (89,518)
                                                                             -----------------
Net gain (loss)                                                                        88,128
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        108,164
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         20,036   $             --
Net realized gain (loss)                                            5,607                 --
Realized gain distributions                                       172,039                 --
Net change in unrealized appreciation (depreciation)              (89,518)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 108,164                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        4,258,430                 --
Cost of units redeemed                                         (2,084,619)                --
Account charges                                                    (1,868)                --
                                                         -----------------  ----------------
Increase (decrease)                                             2,171,943                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,280,107                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      2,280,107   $             --
                                                         =================  ================

Units sold                                                      3,864,303                 --
Units redeemed                                                 (1,894,053)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,970,250                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,970,250                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      4,258,430
Cost of units redeemed/account charges                                             (2,086,487)
Net investment income (loss)                                                           20,036
Net realized gain (loss)                                                                5,607
Realized gain distributions                                                           172,039
Net change in unrealized appreciation (depreciation)                                  (89,518)
                                                                             -----------------
Net assets                                                                   $      2,280,107
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16         1,970  $      2,280         1.25%         18.0%
12/31/2016          0.98             0             0         1.25%         -2.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         1.00%         18.3%
12/31/2016          0.98             0             0         1.00%         -1.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         0.75%         18.6%
12/31/2016          0.98             0             0         0.75%         -1.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0  $          0         0.50%         18.9%
12/31/2016          0.98             0             0         0.50%         -1.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0  $          0         0.25%         19.2%
12/31/2016          0.98             0             0         0.25%         -1.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0  $          0         0.00%         19.5%
12/31/2016          0.98             0             0         0.00%         -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         VANGUARD SMALL-CAP VALUE INDEX FUND ADMIRAL CLASS - 921937686

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       606,843  $        589,028           10,653
                                                      ================  ===============
Receivables: investments sold                    603
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       607,446
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       607,446         560,914  $         1.08
Band 100                                        --              --            1.09
Band 75                                         --              --            1.09
Band 50                                         --              --            1.09
Band 25                                         --              --            1.09
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $       607,446         560,914
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         16,718
Mortality & expense charges                                                          (13,254)
                                                                            -----------------
Net investment income (loss)                                                           3,464
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              93,326
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  17,815
                                                                            -----------------
Net gain (loss)                                                                      111,141
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        114,605
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,464   $             --
Net realized gain (loss)                                           93,326                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               17,815                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 114,605                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,959,319                 --
Cost of units redeemed                                         (2,463,786)                --
Account charges                                                    (2,692)                --
                                                         -----------------  ----------------
Increase (decrease)                                               492,841                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           607,446                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        607,446   $             --
                                                         =================  ================

Units sold                                                      2,937,069                 --
Units redeemed                                                 (2,376,155)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           560,914                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         560,914                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,959,319
Cost of units redeemed/account charges                                            (2,466,478)
Net investment income (loss)                                                           3,464
Net realized gain (loss)                                                              93,326
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  17,815
                                                                            -----------------
Net assets                                                                  $        607,446
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08           561  $        607         1.25%         10.4%
12/31/2016          0.98             0             0         1.25%         -1.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0  $          0         1.00%         10.7%
12/31/2016          0.98             0             0         1.00%         -1.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0  $          0         0.75%         11.0%
12/31/2016          0.98             0             0         0.75%         -1.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0  $          0         0.50%         11.2%
12/31/2016          0.98             0             0         0.50%         -1.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0  $          0         0.25%         11.5%
12/31/2016          0.98             0             0         0.25%         -1.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         0.00%         11.8%
12/31/2016          0.98             0             0         0.00%         -1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         VANGUARD SMALL-CAP GROWTH INDEX FUND ADMIRAL CLASS - 921937710

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     6,396,538   $    5,965,825          111,839
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (72,029)
                                     ----------------
Net assets                           $     6,324,509
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,324,509       5,404,455  $          1.17
Band 100                                         --              --             1.17
Band 75                                          --              --             1.18
Band 50                                          --              --             1.18
Band 25                                          --              --             1.18
Band 0                                           --              --             1.19
                                    ---------------  --------------
 Total                              $     6,324,509       5,404,455
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        30,629
Mortality & expense charges                                                         (37,264)
                                                                            ----------------
Net investment income (loss)                                                         (6,635)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            101,635
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                430,713
                                                                            ----------------
Net gain (loss)                                                                     532,348
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       525,713
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,635)  $             --
Net realized gain (loss)                                          101,635                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              430,713                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 525,713                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                       10,608,566                 --
Cost of units redeemed                                         (4,808,902)                --
Account charges                                                      (868)                --
                                                         -----------------  ----------------
Increase (decrease)                                             5,798,796                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         6,324,509                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      6,324,509   $             --
                                                         =================  ================

Units sold                                                      9,867,993                 --
Units redeemed                                                 (4,463,538)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         5,404,455                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       5,404,455                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    10,608,566
Cost of units redeemed/account charges                                           (4,809,770)
Net investment income (loss)                                                         (6,635)
Net realized gain (loss)                                                            101,635
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                430,713
                                                                            ----------------
Net assets                                                                  $     6,324,509
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17         5,404  $      6,325         1.25%         20.4%
12/31/2016          0.97             0             0         1.25%         -2.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0  $          0         1.00%         20.7%
12/31/2016          0.97             0             0         1.00%         -2.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0  $          0         0.75%         21.0%
12/31/2016          0.97             0             0         0.75%         -2.8%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0  $          0         0.50%         21.3%
12/31/2016          0.97             0             0         0.50%         -2.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0  $          0         0.25%         21.6%
12/31/2016          0.97             0             0         0.25%         -2.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0  $          0         0.00%         21.9%
12/31/2016          0.97             0             0         0.00%         -2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            VANGUARD SMALL-CAP INDEX FUND ADMIRAL CLASS - 922908686

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     6,647,484  $      6,334,251           94,526
                                                      ================  ===============
Receivables: investments sold                 43,103
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     6,690,587
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,282,162       4,709,707  $          1.12
Band 100                                         --              --             1.12
Band 75                                          --              --             1.13
Band 50                                          --              --             1.13
Band 25                                          --              --             1.13
Band 0                                    1,408,425       1,239,308             1.14
                                    ---------------  --------------
 Total                              $     6,690,587       5,949,015
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         42,851
Mortality & expense charges                                                          (18,640)
                                                                            -----------------
Net investment income (loss)                                                          24,211
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              62,177
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 313,233
                                                                            -----------------
Net gain (loss)                                                                      375,410
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        399,621
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         24,211   $             --
Net realized gain (loss)                                           62,177                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              313,233                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 399,621                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        9,914,867                 --
Cost of units redeemed                                         (3,619,711)                --
Account charges                                                    (4,190)                --
                                                         -----------------  ----------------
Increase (decrease)                                             6,290,966                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         6,690,587                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      6,690,587   $             --
                                                         =================  ================

Units sold                                                      9,590,494                 --
Units redeemed                                                 (3,641,479)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         5,949,015                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       5,949,015                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      9,914,867
Cost of units redeemed/account charges                                            (3,623,901)
Net investment income (loss)                                                          24,211
Net realized gain (loss)                                                              62,177
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 313,233
                                                                            -----------------
Net assets                                                                  $      6,690,587
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12         4,710  $      5,282         1.25%         14.8%
12/31/2016          0.98             0             0         1.25%         -2.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12             0  $          0         1.00%         15.1%
12/31/2016          0.98             0             0         1.00%         -2.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0  $          0         0.75%         15.4%
12/31/2016          0.98             0             0         0.75%         -2.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0  $          0         0.50%         15.7%
12/31/2016          0.98             0             0         0.50%         -2.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0  $          0         0.25%         15.9%
12/31/2016          0.98             0             0         0.25%         -2.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14         1,239  $      1,408         0.00%         16.2%
12/31/2016          0.98             0             0         0.00%         -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        VANGUARD TARGET RETIREMENT 2015 FUND INVESTOR CLASS - 92202E300

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       564,728  $        580,078           36,864
                                                      ================  ===============
Receivables: investments sold                    402
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       565,130
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       565,130         514,363  $         1.10
Band 100                                        --              --            1.10
Band 75                                         --              --            1.10
Band 50                                         --              --            1.11
Band 25                                         --              --            1.11
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $       565,130         514,363
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         11,109
Mortality & expense charges                                                            (1,788)
                                                                             -----------------
Net investment income (loss)                                                            9,321
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  860
Realized gain distributions                                                            18,544
Net change in unrealized appreciation (depreciation)                                  (15,350)
                                                                             -----------------
Net gain (loss)                                                                         4,054
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         13,375
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          9,321   $             --
Net realized gain (loss)                                              860                 --
Realized gain distributions                                        18,544                 --
Net change in unrealized appreciation (depreciation)              (15,350)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  13,375                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          574,207                 --
Cost of units redeemed                                            (22,332)                --
Account charges                                                      (120)                --
                                                         -----------------  ----------------
Increase (decrease)                                               551,755                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           565,130                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        565,130   $             --
                                                         =================  ================

Units sold                                                        534,974                 --
Units redeemed                                                    (20,611)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           514,363                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         514,363                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        574,207
Cost of units redeemed/account charges                                                (22,452)
Net investment income (loss)                                                            9,321
Net realized gain (loss)                                                                  860
Realized gain distributions                                                            18,544
Net change in unrealized appreciation (depreciation)                                  (15,350)
                                                                             -----------------
Net assets                                                                   $        565,130
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10           514  $        565         1.25%         10.1%
12/31/2016          1.00             0             0         1.25%         -0.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         1.00%         10.4%
12/31/2016          1.00             0             0         1.00%         -0.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         0.75%         10.7%
12/31/2016          1.00             0             0         0.75%         -0.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.50%         11.0%
12/31/2016          1.00             0             0         0.50%         -0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.25%         11.2%
12/31/2016          1.00             0             0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.11             0  $          0         0.00%         11.5%
12/31/2016          1.00             0             0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        VANGUARD TARGET RETIREMENT 2020 FUND INVESTOR CLASS - 92202E805

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,248,034  $     2,230,431           71,687
                                                       ===============  ===============
Receivables: investments sold                   1,520
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,249,554
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,249,554       2,002,485  $          1.12
Band 100                                         --              --             1.13
Band 75                                          --              --             1.13
Band 50                                          --              --             1.13
Band 25                                          --              --             1.14
Band 0                                           --              --             1.14
                                    ---------------  --------------
 Total                              $     2,249,554       2,002,485
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         43,942
Mortality & expense charges                                                          (11,297)
                                                                            -----------------
Net investment income (loss)                                                          32,645
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              32,894
Realized gain distributions                                                           15,935
Net change in unrealized appreciation (depreciation)                                  17,603
                                                                            -----------------
Net gain (loss)                                                                       66,432
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         99,077
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         32,645   $             --
Net realized gain (loss)                                           32,894                 --
Realized gain distributions                                        15,935                 --
Net change in unrealized appreciation (depreciation)               17,603                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  99,077                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        3,845,504                 --
Cost of units redeemed                                         (1,694,611)                --
Account charges                                                      (416)                --
                                                         -----------------  ----------------
Increase (decrease)                                             2,150,477                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,249,554                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      2,249,554   $             --
                                                         =================  ================

Units sold                                                      3,602,228                 --
Units redeemed                                                 (1,599,743)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,002,485                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       2,002,485                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      3,845,504
Cost of units redeemed/account charges                                            (1,695,027)
Net investment income (loss)                                                          32,645
Net realized gain (loss)                                                              32,894
Realized gain distributions                                                           15,935
Net change in unrealized appreciation (depreciation)                                  17,603
                                                                            -----------------
Net assets                                                                  $      2,249,554
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.12         2,002  $      2,250         1.25%         12.7%
12/31/2016          1.00             0             0         1.25%         -0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0  $          0         1.00%         12.9%
12/31/2016          1.00             0             0         1.00%         -0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0  $          0         0.75%         13.2%
12/31/2016          1.00             0             0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0  $          0         0.50%         13.5%
12/31/2016          1.00             0             0         0.50%         -0.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0  $          0         0.25%         13.8%
12/31/2016          1.00             0             0         0.25%         -0.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0  $          0         0.00%         14.1%
12/31/2016          1.00             0             0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        VANGUARD TARGET RETIREMENT 2025 FUND INVESTOR CLASS - 92202E409

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,996,401  $     3,913,553          216,129
                                                       ===============  ===============
Receivables: investments sold                   2,000
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,998,401
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,998,401       3,503,169  $          1.14
Band 100                                         --              --             1.14
Band 75                                          --              --             1.15
Band 50                                          --              --             1.15
Band 25                                          --              --             1.15
Band 0                                           --              --             1.16
                                    ---------------  --------------
 Total                              $     3,998,401       3,503,169
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         77,763
Mortality & expense charges                                                          (17,926)
                                                                            -----------------
Net investment income (loss)                                                          59,837
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              15,407
Realized gain distributions                                                           18,466
Net change in unrealized appreciation (depreciation)                                  82,848
                                                                            -----------------
Net gain (loss)                                                                      116,721
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        176,558
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         59,837   $             --
Net realized gain (loss)                                           15,407                 --
Realized gain distributions                                        18,466                 --
Net change in unrealized appreciation (depreciation)               82,848                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 176,558                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        4,242,644                 --
Cost of units redeemed                                           (420,601)                --
Account charges                                                      (200)                --
                                                         -----------------  ----------------
Increase (decrease)                                             3,821,843                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         3,998,401                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      3,998,401   $             --
                                                         =================  ================

Units sold                                                      3,882,199                 --
Units redeemed                                                   (379,030)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         3,503,169                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       3,503,169                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      4,242,644
Cost of units redeemed/account charges                                              (420,801)
Net investment income (loss)                                                          59,837
Net realized gain (loss)                                                              15,407
Realized gain distributions                                                           18,466
Net change in unrealized appreciation (depreciation)                                  82,848
                                                                            -----------------
Net assets                                                                  $      3,998,401
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14         3,503  $      3,998         1.25%         14.5%
12/31/2016          1.00             0             0         1.25%         -0.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0  $          0         1.00%         14.8%
12/31/2016          1.00             0             0         1.00%         -0.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         0.75%         15.1%
12/31/2016          1.00             0             0         0.75%         -0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         0.50%         15.4%
12/31/2016          1.00             0             0         0.50%         -0.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         0.25%         15.7%
12/31/2016          1.00             0             0         0.25%         -0.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         0.00%         15.9%
12/31/2016          1.00             0             0         0.00%         -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        VANGUARD TARGET RETIREMENT 2030 FUND INVESTOR CLASS - 92202E888

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,089,722  $     2,943,942           91,945
                                                       ===============  ===============
Receivables: investments sold                   2,408
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,092,130
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,092,130       2,675,263  $          1.16
Band 100                                         --              --             1.16
Band 75                                          --              --             1.16
Band 50                                          --              --             1.17
Band 25                                          --              --             1.17
Band 0                                           --              --             1.17
                                    ---------------  --------------
 Total                              $     3,092,130       2,675,263
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         60,256
Mortality & expense charges                                                           (17,986)
                                                                             -----------------
Net investment income (loss)                                                           42,270
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,316
Realized gain distributions                                                             1,710
Net change in unrealized appreciation (depreciation)                                  145,780
                                                                             -----------------
Net gain (loss)                                                                       153,806
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        196,076
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         42,270   $             --
Net realized gain (loss)                                            6,316                 --
Realized gain distributions                                         1,710                 --
Net change in unrealized appreciation (depreciation)              145,780                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 196,076                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        4,065,870                 --
Cost of units redeemed                                         (1,169,390)                --
Account charges                                                      (426)                --
                                                         -----------------  ----------------
Increase (decrease)                                             2,896,054                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         3,092,130                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      3,092,130   $             --
                                                         =================  ================

Units sold                                                      3,764,434                 --
Units redeemed                                                 (1,089,171)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,675,263                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       2,675,263                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      4,065,870
Cost of units redeemed/account charges                                             (1,169,816)
Net investment income (loss)                                                           42,270
Net realized gain (loss)                                                                6,316
Realized gain distributions                                                             1,710
Net change in unrealized appreciation (depreciation)                                  145,780
                                                                             -----------------
Net assets                                                                   $      3,092,130
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16         2,675  $      3,092         1.25%         16.1%
12/31/2016          1.00             0             0         1.25%         -0.4%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         1.00%         16.4%
12/31/2016          1.00             0             0         1.00%         -0.4%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         0.75%         16.7%
12/31/2016          1.00             0             0         0.75%         -0.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0  $          0         0.50%         16.9%
12/31/2016          1.00             0             0         0.50%         -0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0  $          0         0.25%         17.2%
12/31/2016          1.00             0             0         0.25%         -0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0  $          0         0.00%         17.5%
12/31/2016          1.00             0             0         0.00%         -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        VANGUARD TARGET RETIREMENT 2035 FUND INVESTOR CLASS - 92202E508

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,352,978  $     2,266,622          113,780
                                                       ===============  ===============
Receivables: investments sold                   1,135
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,354,113
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,354,113       2,011,083  $          1.17
Band 100                                         --              --             1.17
Band 75                                          --              --             1.18
Band 50                                          --              --             1.18
Band 25                                          --              --             1.18
Band 0                                           --              --             1.19
                                    ---------------  --------------
 Total                              $     2,354,113       2,011,083
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         45,576
Mortality & expense charges                                                           (10,632)
                                                                             -----------------
Net investment income (loss)                                                           34,944
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,213
Realized gain distributions                                                             3,643
Net change in unrealized appreciation (depreciation)                                   86,356
                                                                             -----------------
Net gain (loss)                                                                        93,212
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        128,156
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         34,944   $             --
Net realized gain (loss)                                            3,213                 --
Realized gain distributions                                         3,643                 --
Net change in unrealized appreciation (depreciation)               86,356                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 128,156                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,294,051                 --
Cost of units redeemed                                            (67,743)                --
Account charges                                                      (351)                --
                                                         -----------------  ----------------
Increase (decrease)                                             2,225,957                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,354,113                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      2,354,113   $             --
                                                         =================  ================

Units sold                                                      2,070,825                 --
Units redeemed                                                    (59,742)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,011,083                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       2,011,083                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,294,051
Cost of units redeemed/account charges                                                (68,094)
Net investment income (loss)                                                           34,944
Net realized gain (loss)                                                                3,213
Realized gain distributions                                                             3,643
Net change in unrealized appreciation (depreciation)                                   86,356
                                                                             -----------------
Net assets                                                                   $      2,354,113
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17         2,011  $      2,354         1.25%         17.6%
12/31/2016          0.99             0             0         1.25%         -0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0  $          0         1.00%         17.9%
12/31/2016          1.00             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0  $          0         0.75%         18.2%
12/31/2016          1.00             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0  $          0         0.50%         18.5%
12/31/2016          1.00             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.18             0  $          0         0.25%         18.8%
12/31/2016          1.00             0             0         0.25%         -0.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0  $          0         0.00%         19.1%
12/31/2016          1.00             0             0         0.00%         -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        VANGUARD TARGET RETIREMENT 2040 FUND INVESTOR CLASS - 92202E870

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,936,799  $      1,867,393           54,166
                                                      ================  ===============
Receivables: investments sold                    734
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,937,533
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,937,533       1,634,082  $          1.19
Band 100                                         --              --             1.19
Band 75                                          --              --             1.19
Band 50                                          --              --             1.20
Band 25                                          --              --             1.20
Band 0                                           --              --             1.20
                                    ---------------  --------------
 Total                              $     1,937,533       1,634,082
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         36,287
Mortality & expense charges                                                            (7,995)
                                                                             -----------------
Net investment income (loss)                                                           28,292
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                9,554
Realized gain distributions                                                               758
Net change in unrealized appreciation (depreciation)                                   69,406
                                                                             -----------------
Net gain (loss)                                                                        79,718
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        108,010
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         28,292   $             --
Net realized gain (loss)                                            9,554                 --
Realized gain distributions                                           758                 --
Net change in unrealized appreciation (depreciation)               69,406                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 108,010                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,293,961                 --
Cost of units redeemed                                           (463,643)                --
Account charges                                                      (795)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,829,523                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,937,533                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,937,533   $             --
                                                         =================  ================

Units sold                                                      2,059,516                 --
Units redeemed                                                   (425,434)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,634,082                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,634,082                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,293,961
Cost of units redeemed/account charges                                               (464,438)
Net investment income (loss)                                                           28,292
Net realized gain (loss)                                                                9,554
Realized gain distributions                                                               758
Net change in unrealized appreciation (depreciation)                                   69,406
                                                                             -----------------
Net assets                                                                   $      1,937,533
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19         1,634  $      1,938         1.25%         19.2%
12/31/2016          0.99             0             0         1.25%         -0.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0  $          0         1.00%         19.5%
12/31/2016          0.99             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0  $          0         0.75%         19.8%
12/31/2016          0.99             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.50%         20.1%
12/31/2016          1.00             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.25%         20.4%
12/31/2016          1.00             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.00%         20.7%
12/31/2016          1.00             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        VANGUARD TARGET RETIREMENT 2045 FUND INVESTOR CLASS - 92202E607

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,294,839  $      1,242,882           57,581
                                                      ================  ===============
Receivables: investments sold                    742
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,295,581
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,295,581       1,086,929  $          1.19
Band 100                                         --              --             1.20
Band 75                                          --              --             1.20
Band 50                                          --              --             1.20
Band 25                                          --              --             1.20
Band 0                                           --              --             1.21
                                    ---------------  --------------
 Total                              $     1,295,581       1,086,929
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         24,138
Mortality & expense charges                                                            (5,123)
                                                                             -----------------
Net investment income (loss)                                                           19,015
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  712
Realized gain distributions                                                               569
Net change in unrealized appreciation (depreciation)                                   51,957
                                                                             -----------------
Net gain (loss)                                                                        53,238
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         72,253
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         19,015   $             --
Net realized gain (loss)                                              712                 --
Realized gain distributions                                           569                 --
Net change in unrealized appreciation (depreciation)               51,957                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  72,253                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,235,655                 --
Cost of units redeemed                                            (12,109)                --
Account charges                                                      (218)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,223,328                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,295,581                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,295,581   $             --
                                                         =================  ================

Units sold                                                      1,097,616                 --
Units redeemed                                                    (10,687)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,086,929                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,086,929                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,235,655
Cost of units redeemed/account charges                                                (12,327)
Net investment income (loss)                                                           19,015
Net realized gain (loss)                                                                  712
Realized gain distributions                                                               569
Net change in unrealized appreciation (depreciation)                                   51,957
                                                                             -----------------
Net assets                                                                   $      1,295,581
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19         1,087  $      1,296         1.25%         19.9%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         1.00%         20.2%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.75%         20.5%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.50%         20.8%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.25%         21.1%
12/31/2016          0.99             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0  $          0         0.00%         21.4%
12/31/2016          0.99             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        VANGUARD TARGET RETIREMENT 2050 FUND INVESTOR CLASS - 92202E862

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,042,758  $        979,602           28,821
                                                      ================  ===============
Receivables: investments sold                    593
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,043,351
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,043,351         875,359  $          1.19
Band 100                                        --              --             1.20
Band 75                                         --              --             1.20
Band 50                                         --              --             1.20
Band 25                                         --              --             1.20
Band 0                                          --              --             1.21
                                    --------------  --------------
 Total                              $    1,043,351         875,359
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         19,294
Mortality & expense charges                                                            (5,863)
                                                                             -----------------
Net investment income (loss)                                                           13,431
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,068
Realized gain distributions                                                               273
Net change in unrealized appreciation (depreciation)                                   63,156
                                                                             -----------------
Net gain (loss)                                                                        65,497
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         78,928
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         13,431   $             --
Net realized gain (loss)                                            2,068                 --
Realized gain distributions                                           273                 --
Net change in unrealized appreciation (depreciation)               63,156                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  78,928                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,394,554                 --
Cost of units redeemed                                           (429,295)                --
Account charges                                                      (836)                --
                                                         -----------------  ----------------
Increase (decrease)                                               964,423                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,043,351                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,043,351   $             --
                                                         =================  ================

Units sold                                                      1,273,137                 --
Units redeemed                                                   (397,778)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           875,359                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         875,359                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,394,554
Cost of units redeemed/account charges                                               (430,131)
Net investment income (loss)                                                           13,431
Net realized gain (loss)                                                                2,068
Realized gain distributions                                                               273
Net change in unrealized appreciation (depreciation)                                   63,156
                                                                             -----------------
Net assets                                                                   $      1,043,351
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19           875  $      1,043         1.25%         19.9%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         1.00%         20.2%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.75%         20.5%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.50%         20.8%
12/31/2016          0.99             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.25%         21.1%
12/31/2016          0.99             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0  $          0         0.00%         21.4%
12/31/2016          0.99             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        VANGUARD TARGET RETIREMENT 2055 FUND INVESTOR CLASS - 92202E847

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,225,649  $      1,191,195           31,266
                                                      ================  ===============
Receivables: investments sold                    927
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,226,576
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,226,576       1,028,951  $          1.19
Band 100                                         --              --             1.20
Band 75                                          --              --             1.20
Band 50                                          --              --             1.20
Band 25                                          --              --             1.20
Band 0                                           --              --             1.21
                                    ---------------  --------------
 Total                              $     1,226,576       1,028,951
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         21,994
Mortality & expense charges                                                            (3,653)
                                                                             -----------------
Net investment income (loss)                                                           18,341
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  701
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   34,454
                                                                             -----------------
Net gain (loss)                                                                        35,155
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         53,496
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         18,341   $             --
Net realized gain (loss)                                              701                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               34,454                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  53,496                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,181,528                 --
Cost of units redeemed                                             (8,206)                --
Account charges                                                      (242)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,173,080                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,226,576                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,226,576   $             --
                                                         =================  ================

Units sold                                                      1,036,130                 --
Units redeemed                                                     (7,179)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,028,951                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,028,951                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,181,528
Cost of units redeemed/account charges                                                 (8,448)
Net investment income (loss)                                                           18,341
Net realized gain (loss)                                                                  701
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   34,454
                                                                             -----------------
Net assets                                                                   $      1,226,576
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19         1,029  $      1,227         1.25%         19.9%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         1.00%         20.2%
12/31/2016          0.99             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.75%         20.5%
12/31/2016          0.99             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.50%         20.8%
12/31/2016          0.99             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.25%         21.1%
12/31/2016          1.00             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0  $          0         0.00%         21.4%
12/31/2016          1.00             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        VANGUARD TARGET RETIREMENT 2060 FUND INVESTOR CLASS - 92202E839

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         86,947  $        83,269            2,510
                                                       ===============  ===============
Receivables: investments sold                      33
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         86,980
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       86,980          72,958  $          1.19
Band 100                                        --              --             1.20
Band 75                                         --              --             1.20
Band 50                                         --              --             1.20
Band 25                                         --              --             1.20
Band 0                                          --              --             1.21
                                    --------------  --------------
 Total                              $       86,980          72,958
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,512
Mortality & expense charges                                                              (412)
                                                                             -----------------
Net investment income (loss)                                                            1,100
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,016
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    3,678
                                                                             -----------------
Net gain (loss)                                                                         4,694
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          5,794
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,100   $             --
Net realized gain (loss)                                            1,016                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                3,678                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   5,794                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          138,889                 --
Cost of units redeemed                                            (57,170)                --
Account charges                                                      (533)                --
                                                         -----------------  ----------------
Increase (decrease)                                                81,186                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            86,980                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         86,980   $             --
                                                         =================  ================

Units sold                                                        126,410                 --
Units redeemed                                                    (53,452)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            72,958                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          72,958                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        138,889
Cost of units redeemed/account charges                                                (57,703)
Net investment income (loss)                                                            1,100
Net realized gain (loss)                                                                1,016
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                    3,678
                                                                             -----------------
Net assets                                                                   $         86,980
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19            73  $         87         1.25%         19.9%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         1.00%         20.2%
12/31/2016          0.99             0             0         1.00%         -0.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.75%         20.5%
12/31/2016          0.99             0             0         0.75%         -0.5%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.50%         20.8%
12/31/2016          0.99             0             0         0.50%         -0.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.25%         21.1%
12/31/2016          1.00             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0  $          0         0.00%         21.4%
12/31/2016          1.00             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       VANGUARD TARGET RETIREMENT INCOME FUND INVESTOR CLASS - 92202E102

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,292,118  $      1,281,690           95,383
                                                      ================  ===============
Receivables: investments sold                    322
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,292,440
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,292,440       1,207,268  $          1.07
Band 100                                         --              --             1.07
Band 75                                          --              --             1.08
Band 50                                          --              --             1.08
Band 25                                          --              --             1.08
Band 0                                           --              --             1.08
                                    ---------------  --------------
 Total                              $     1,292,440       1,207,268
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         16,770
Mortality & expense charges                                                            (6,332)
                                                                             -----------------
Net investment income (loss)                                                           10,438
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,530
Realized gain distributions                                                             5,212
Net change in unrealized appreciation (depreciation)                                   10,428
                                                                             -----------------
Net gain (loss)                                                                        17,170
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         27,608
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         10,438   $             --
Net realized gain (loss)                                            1,530                 --
Realized gain distributions                                         5,212                 --
Net change in unrealized appreciation (depreciation)               10,428                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  27,608                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,605,776                 --
Cost of units redeemed                                           (340,534)                --
Account charges                                                      (410)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,264,832                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,292,440                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,292,440   $             --
                                                         =================  ================

Units sold                                                      1,530,359                 --
Units redeemed                                                   (323,091)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,207,268                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,207,268                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,605,776
Cost of units redeemed/account charges                                               (340,944)
Net investment income (loss)                                                           10,438
Net realized gain (loss)                                                                1,530
Realized gain distributions                                                             5,212
Net change in unrealized appreciation (depreciation)                                   10,428
                                                                             -----------------
Net assets                                                                   $      1,292,440
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07         1,207  $      1,292         1.25%          7.1%
12/31/2016          1.00             0             0         1.25%         -0.1%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         1.00%          7.4%
12/31/2016          1.00             0             0         1.00%         -0.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         0.75%          7.7%
12/31/2016          1.00             0             0         0.75%          0.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         0.50%          7.9%
12/31/2016          1.00             0             0         0.50%          0.0%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         0.25%          8.2%
12/31/2016          1.00             0             0         0.25%          0.0%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         0.00%          8.5%
12/31/2016          1.00             0             0         0.00%          0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        VANGUARD TOTAL BOND MARKET INDEX FUND ADMIRAL CLASS - 921937603

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     5,653,638   $    5,662,524          519,639
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (67,519)
                                     ----------------
Net assets                           $     5,586,119
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,674,552       4,568,923  $          1.02
Band 100                                         --              --             1.03
Band 75                                          --              --             1.03
Band 50                                          --              --             1.03
Band 25                                          --              --             1.03
Band 0                                      911,567         879,266             1.04
                                    ---------------  --------------
 Total                              $     5,586,119       5,448,189
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         63,945
Mortality & expense charges                                                           (24,526)
                                                                             -----------------
Net investment income (loss)                                                           39,419
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,885
Realized gain distributions                                                             2,568
Net change in unrealized appreciation (depreciation)                                   (8,886)
                                                                             -----------------
Net gain (loss)                                                                        (3,433)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         35,986
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         39,419   $             --
Net realized gain (loss)                                            2,885                 --
Realized gain distributions                                         2,568                 --
Net change in unrealized appreciation (depreciation)               (8,886)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  35,986                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                       10,463,817                 --
Cost of units redeemed                                         (4,909,157)                --
Account charges                                                    (4,527)                --
                                                         -----------------  ----------------
Increase (decrease)                                             5,550,133                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         5,586,119                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      5,586,119   $             --
                                                         =================  ================

Units sold                                                     10,261,439                 --
Units redeemed                                                 (4,813,250)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         5,448,189                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       5,448,189                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $     10,463,817
Cost of units redeemed/account charges                                             (4,913,684)
Net investment income (loss)                                                           39,419
Net realized gain (loss)                                                                2,885
Realized gain distributions                                                             2,568
Net change in unrealized appreciation (depreciation)                                   (8,886)
                                                                             -----------------
Net assets                                                                   $      5,586,119
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02         4,569  $      4,675         1.25%          2.3%
12/31/2016          1.00             0             0         1.25%          0.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         1.00%          2.5%
12/31/2016          1.00             0             0         1.00%          0.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.75%          2.8%
12/31/2016          1.00             0             0         0.75%          0.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.50%          3.0%
12/31/2016          1.00             0             0         0.50%          0.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.25%          3.3%
12/31/2016          1.00             0             0         0.25%          0.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04           879  $        912         0.00%          3.5%
12/31/2016          1.00             0             0         0.00%          0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      VANGUARD TOTAL INTERNATIONAL BOND INDEX FUND ADMIRAL CL. - 92203J308

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         11,722  $        11,804              588
                                                       ===============  ===============
Receivables: investments sold                   1,042
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         12,764
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       12,764          12,543  $          1.02
Band 100                                        --              --             1.02
Band 75                                         --              --             1.02
Band 50                                         --              --             1.03
Band 25                                         --              --             1.03
Band 0                                          --              --             1.03
                                    --------------  --------------
 Total                              $       12,764          12,543
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             143
Mortality & expense charges                                                                 (31)
                                                                              ------------------
Net investment income (loss)                                                                112
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      4
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                        (82)
                                                                              ------------------
Net gain (loss)                                                                             (78)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $              34
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            112   $             --
Net realized gain (loss)                                                4                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  (82)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                      34                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           17,232                 --
Cost of units redeemed                                             (4,435)                --
Account charges                                                       (67)                --
                                                         -----------------  ----------------
Increase (decrease)                                                12,730                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            12,764                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         12,764   $             --
                                                         =================  ================

Units sold                                                         16,968                 --
Units redeemed                                                     (4,425)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            12,543                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          12,543                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $          17,232
Cost of units redeemed/account charges                                                   (4,502)
Net investment income (loss)                                                                112
Net realized gain (loss)                                                                      4
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                        (82)
                                                                              ------------------
Net assets                                                                    $          12,764
                                                                              ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02            13  $         13         1.25%          1.1%
12/31/2016          1.01             0             0         1.25%          0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         1.00%          1.4%
12/31/2016          1.01             0             0         1.00%          0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.02             0  $          0         0.75%          1.6%
12/31/2016          1.01             0             0         0.75%          0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.50%          1.9%
12/31/2016          1.01             0             0         0.50%          0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.25%          2.1%
12/31/2016          1.01             0             0         0.25%          0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.00%          2.4%
12/31/2016          1.01             0             0         0.00%          0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      VANGUARD TOTAL INTERNATIONAL STOCK INDEX FD. ADMIRAL CL. - 921909818

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,742,983  $      1,627,588           57,140
                                                      ================  ===============
Receivables: investments sold                    957
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,743,940
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,532,095       1,224,928  $          1.25
Band 100                                         --              --             1.25
Band 75                                          --              --             1.26
Band 50                                          --              --             1.26
Band 25                                          --              --             1.26
Band 0                                      211,845         167,150             1.27
                                    ---------------  --------------
 Total                              $     1,743,940       1,392,078
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         29,376
Mortality & expense charges                                                            (8,182)
                                                                             -----------------
Net investment income (loss)                                                           21,194
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,530
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  115,395
                                                                             -----------------
Net gain (loss)                                                                       121,925
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        143,119
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         21,194   $             --
Net realized gain (loss)                                            6,530                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              115,395                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 143,119                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,272,552                 --
Cost of units redeemed                                           (670,503)                --
Account charges                                                    (1,228)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,600,821                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,743,940                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,743,940   $             --
                                                         =================  ================

Units sold                                                      1,991,622                 --
Units redeemed                                                   (599,544)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,392,078                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,392,078                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,272,552
Cost of units redeemed/account charges                                               (671,731)
Net investment income (loss)                                                           21,194
Net realized gain (loss)                                                                6,530
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  115,395
                                                                             -----------------
Net assets                                                                   $      1,743,940
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25         1,225  $      1,532         1.25%         26.0%
12/31/2016          0.99             0             0         1.25%         -0.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.25             0  $          0         1.00%         26.3%
12/31/2016          0.99             0             0         1.00%         -0.7%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0  $          0         0.75%         26.6%
12/31/2016          0.99             0             0         0.75%         -0.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0  $          0         0.50%         26.9%
12/31/2016          0.99             0             0         0.50%         -0.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.26             0  $          0         0.25%         27.2%
12/31/2016          0.99             0             0         0.25%         -0.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.27           167  $        212         0.00%         27.6%
12/31/2016          0.99             0             0         0.00%         -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        VANGUARD TOTAL STOCK MARKET INDEX FUND ADMIRAL CLASS - 922908728

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,263,997  $      1,210,562           18,953
                                                      ================  ===============
Receivables: investments sold                    593
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,264,590
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,264,590       1,063,135  $          1.19
Band 100                                         --              --             1.19
Band 75                                          --              --             1.20
Band 50                                          --              --             1.20
Band 25                                          --              --             1.20
Band 0                                           --              --             1.21
                                    ---------------  --------------
 Total                              $     1,264,590       1,063,135
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          6,987
Mortality & expense charges                                                           (4,010)
                                                                            -----------------
Net investment income (loss)                                                           2,977
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              10,779
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  53,435
                                                                            -----------------
Net gain (loss)                                                                       64,214
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         67,191
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,977   $             --
Net realized gain (loss)                                           10,779                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               53,435                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  67,191                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,798,966                 --
Cost of units redeemed                                           (601,498)                --
Account charges                                                       (69)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,197,399                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,264,590                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,264,590   $             --
                                                         =================  ================

Units sold                                                      1,591,226                 --
Units redeemed                                                   (528,091)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,063,135                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,063,135                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,798,966
Cost of units redeemed/account charges                                              (601,567)
Net investment income (loss)                                                           2,977
Net realized gain (loss)                                                              10,779
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  53,435
                                                                            -----------------
Net assets                                                                  $      1,264,590
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19         1,063  $      1,265         1.25%         19.7%
12/31/2016          0.99             0             0         1.25%         -0.6%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.19             0  $          0         1.00%         20.0%
12/31/2016          0.99             0             0         1.00%         -0.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.75%         20.3%
12/31/2016          0.99             0             0         0.75%         -0.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.50%         20.6%
12/31/2016          0.99             0             0         0.50%         -0.6%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.20             0  $          0         0.25%         20.9%
12/31/2016          0.99             0             0         0.25%         -0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.21             0  $          0         0.00%         21.2%
12/31/2016          0.99             0             0         0.00%         -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               VANGUARD U.S GROWTH FUND ADMIRAL CLASS - 921910600

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        31,208  $        31,642               329
                                                       ===============   ===============
Receivables: investments sold                       7
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        31,215
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       31,215          24,274  $          1.29
Band 100                                        --              --             1.29
Band 75                                         --              --             1.29
Band 50                                         --              --             1.30
Band 25                                         --              --             1.30
Band 0                                          --              --             1.30
                                    --------------  --------------
 Total                              $       31,215          24,274
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             115
Mortality & expense charges                                                                 (68)
                                                                              ------------------
Net investment income (loss)                                                                 47
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      1
Realized gain distributions                                                               1,343
Net change in unrealized appreciation (depreciation)                                       (434)
                                                                              ------------------
Net gain (loss)                                                                             910
                                                                              ------------------

Increase (decrease) in net assets from operations                             $             957
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             47   $             --
Net realized gain (loss)                                                1                 --
Realized gain distributions                                         1,343                 --
Net change in unrealized appreciation (depreciation)                 (434)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     957                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           30,248                 --
Cost of units redeemed                                                 10                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                30,258                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            31,215                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         31,215   $             --
                                                         =================  ================

Units sold                                                         24,274                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            24,274                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          24,274                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $          30,248
Cost of units redeemed/account charges                                                       10
Net investment income (loss)                                                                 47
Net realized gain (loss)                                                                      1
Realized gain distributions                                                               1,343
Net change in unrealized appreciation (depreciation)                                       (434)
                                                                              ------------------
Net assets                                                                    $          31,215
                                                                              ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29            24  $         31         1.25%         30.1%
12/31/2016          0.99             0             0         1.25%         -1.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0  $          0         1.00%         30.4%
12/31/2016          0.99             0             0         1.00%         -1.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.29             0  $          0         0.75%         30.8%
12/31/2016          0.99             0             0         0.75%         -1.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0  $          0         0.50%         31.1%
12/31/2016          0.99             0             0         0.50%         -1.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0  $          0         0.25%         31.4%
12/31/2016          0.99             0             0         0.25%         -1.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.30             0  $          0         0.00%         31.8%
12/31/2016          0.99             0             0         0.00%         -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              VANGUARD VALUE INDEX FUND ADMIRAL CLASS - 922908678

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $          1,115  $         1,114               96
                                                       ===============  ===============
Receivables: investments sold                   2,890
Payables: investments purchased                    --
                                     ----------------
Net assets                           $          4,005
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         4,005            3,469  $         1.15
Band 100                                         --               --            1.16
Band 75                                          --               --            1.16
Band 50                                          --               --            1.16
Band 25                                          --               --            1.17
Band 0                                           --               --            1.17
                                    ---------------  ---------------
 Total                              $         4,005            3,469
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                               --
                                                                            ----------------
Net investment income (loss)                                                              --
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                       1
                                                                            ----------------
Net gain (loss)                                                                            1
                                                                            ----------------

Increase (decrease) in net assets from operations                           $              1
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                    1                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                       1                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                            4,004                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                 4,004                 --
                                                         ----------------   ----------------
Net increase (decrease)                                             4,005                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $          4,005   $             --
                                                         ================   ================

Units sold                                                          3,469                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                             3,469                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                           3,469                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $          4,004
Cost of units redeemed/account charges                                                    --
Net investment income (loss)                                                              --
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                       1
                                                                            ----------------
Net assets                                                                  $          4,005
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             3  $          4         1.25%         15.7%
12/31/2016          1.00             0             0         1.25%         -0.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         1.00%         16.0%
12/31/2016          1.00             0             0         1.00%         -0.2%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         0.75%         16.3%
12/31/2016          1.00             0             0         0.75%         -0.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         0.50%         16.5%
12/31/2016          1.00             0             0         0.50%         -0.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0  $          0         0.25%         16.8%
12/31/2016          1.00             0             0         0.25%         -0.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.17             0  $          0         0.00%         17.1%
12/31/2016          1.00             0             0         0.00%         -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  VANGUARD GNMA FUND ADMIRAL CLASS - 922031794

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      406,958   $       408,462           38,890
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (161)
                                     ---------------
Net assets                           $      406,797
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       406,797         406,643  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $       406,797         406,643
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                                $           1,251
Mortality & expense charges                                                                 (565)
                                                                               ------------------
Net investment income (loss)                                                                 686
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                      (1,504)
                                                                               ------------------
Net gain (loss)                                                                           (1,505)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $            (819)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            686   $             --
Net realized gain (loss)                                               (1)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (1,504)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (819)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          791,913                 --
Cost of units redeemed                                           (383,811)                --
Account charges                                                      (486)                --
                                                         -----------------  ----------------
Increase (decrease)                                               407,616                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           406,797                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        406,797   $             --
                                                         =================  ================

Units sold                                                        790,766                 --
Units redeemed                                                   (384,123)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           406,643                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         406,643                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                       $         791,913
Cost of units redeemed/account charges                                                  (384,297)
Net investment income (loss)                                                                 686
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                      (1,504)
                                                                               ------------------
Net assets                                                                     $         406,797
                                                                               ==================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/21/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00           407  $        407         1.25%          0.0%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         1.00%          0.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         0.75%          0.3%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         0.50%          0.4%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.00             0  $          0         0.25%          0.5%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.00%          0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 VANGUARD INFLATION-PROTECTED SECURITIES FD ADMIRAL CLASS-922031737 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         1.25%          0.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         1.00%          0.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.75%          0.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.50%          1.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.25%          1.2%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.01             0  $          0         0.00%          1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 VANGUARD LONG-TERM INVESTMENT-GRADE FUND ADMIRAL CLASS - 922031778 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         1.25%          2.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         1.00%          2.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.75%          2.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.50%          2.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.25%          2.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.03             0  $          0         0.00%          2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            VANGUARD WELLESLEY INCOME FUND ADMIRAL CLASS - 921938205

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        49,460   $        50,102              757
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (19)
                                     ----------------
Net assets                           $        49,441
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       49,441          47,622  $          1.04
Band 100                                        --              --             1.04
Band 75                                         --              --             1.04
Band 50                                         --              --             1.04
Band 25                                         --              --             1.04
Band 0                                          --              --             1.04
                                    --------------  --------------
 Total                              $       49,441          47,622
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $            393
Mortality & expense charges                                                              (35)
                                                                            -----------------
Net investment income (loss)                                                             358
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                              555
Net change in unrealized appreciation (depreciation)                                    (642)
                                                                            -----------------
Net gain (loss)                                                                          (87)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $            271
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            358   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                           555                 --
Net change in unrealized appreciation (depreciation)                 (642)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     271                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           58,641                 --
Cost of units redeemed                                             (9,412)                --
Account charges                                                       (59)                --
                                                         -----------------  ----------------
Increase (decrease)                                                49,170                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            49,441                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         49,441   $             --
                                                         =================  ================

Units sold                                                         56,914                 --
Units redeemed                                                     (9,292)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            47,622                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          47,622                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $         58,641
Cost of units redeemed/account charges                                               (9,471)
Net investment income (loss)                                                            358
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             555
Net change in unrealized appreciation (depreciation)                                   (642)
                                                                            ----------------
Net assets                                                                 $         49,441
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/21/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04            48  $         49         1.25%          3.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0  $          0         1.00%          3.9%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0  $          0         0.75%          4.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0  $          0         0.50%          4.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0  $          0         0.25%          4.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.04             0  $          0         0.00%          4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               VANGUARD WELLINGTON FUND ADMIRAL CLASS - 921935201

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,682,616   $     1,705,170           23,173
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (671)
                                     ---------------
Net assets                           $    1,681,945
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,681,945       1,567,137  $          1.07
Band 100                                         --              --             1.07
Band 75                                          --              --             1.08
Band 50                                          --              --             1.08
Band 25                                          --              --             1.08
Band 0                                           --              --             1.08
                                    ---------------  --------------
 Total                              $     1,681,945       1,567,137
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $         10,737
Mortality & expense charges                                                             (2,317)
                                                                              -----------------
Net investment income (loss)                                                             8,420
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    19
Realized gain distributions                                                             64,375
Net change in unrealized appreciation (depreciation)                                   (22,554)
                                                                              -----------------
Net gain (loss)                                                                         41,840
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         50,260
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          8,420   $             --
Net realized gain (loss)                                               19                 --
Realized gain distributions                                        64,375                 --
Net change in unrealized appreciation (depreciation)              (22,554)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  50,260                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        3,178,070                 --
Cost of units redeemed                                         (1,544,370)                --
Account charges                                                    (2,015)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,631,685                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,681,945                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,681,945   $             --
                                                         =================  ================

Units sold                                                      3,053,622                 --
Units redeemed                                                 (1,486,485)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,567,137                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,567,137                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                      $      3,178,070
Cost of units redeemed/account charges                                              (1,546,385)
Net investment income (loss)                                                             8,420
Net realized gain (loss)                                                                    19
Realized gain distributions                                                             64,375
Net change in unrealized appreciation (depreciation)                                   (22,554)
                                                                              -----------------
Net assets                                                                    $      1,681,945
                                                                              =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07         1,567  $      1,682         1.25%          7.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.07             0  $          0         1.00%          7.5%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         0.75%          7.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         0.50%          7.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         0.25%          7.9%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         0.00%          8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND R CLASS - 926464389

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,115,973  $     1,018,073           25,486
                                                       ===============  ===============
Receivables: investments sold                   4,934
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,120,907
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,120,907         546,945  $          2.05
Band 100                                        --              --             2.08
Band 75                                         --              --             2.11
Band 50                                         --              --             2.14
Band 25                                         --              --             2.17
Band 0                                          --              --             2.20
                                    --------------  --------------
 Total                              $    1,120,907         546,945
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         3,048
Mortality & expense charges                                                         (14,702)
                                                                            ----------------
Net investment income (loss)                                                        (11,654)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            135,606
Realized gain distributions                                                          54,559
Net change in unrealized appreciation (depreciation)                                (64,044)
                                                                            ----------------
Net gain (loss)                                                                     126,121
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       114,467
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (11,654)  $         (8,596)
Net realized gain (loss)                                          135,606             16,159
Realized gain distributions                                        54,559             53,506
Net change in unrealized appreciation (depreciation)              (64,044)           197,704
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 114,467            258,773
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          560,476          1,008,028
Cost of units redeemed                                           (770,133)          (374,486)
Account charges                                                      (469)              (362)
                                                         -----------------  -----------------
Increase (decrease)                                              (210,126)           633,180
                                                         -----------------  -----------------
Net increase (decrease)                                           (95,659)           891,953
Net assets, beginning                                           1,216,566            324,613
                                                         -----------------  -----------------
Net assets, ending                                       $      1,120,907   $      1,216,566
                                                         =================  =================

Units sold                                                        296,293            650,992
Units redeemed                                                   (401,583)          (221,054)
                                                         -----------------  -----------------
Net increase (decrease)                                          (105,290)           429,938
Units outstanding, beginning                                      652,235            222,297
                                                         -----------------  -----------------
Units outstanding, ending                                         546,945            652,235
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     1,996,942
Cost of units redeemed/account charges                                           (1,265,888)
Net investment income (loss)                                                        (25,274)
Net realized gain (loss)                                                            162,278
Realized gain distributions                                                         154,949
Net change in unrealized appreciation (depreciation)                                 97,900
                                                                            ----------------
Net assets                                                                  $     1,120,907
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.05           547  $      1,121         1.25%          9.9%
12/31/2016          1.87           652         1,217         1.25%         27.7%
12/31/2015          1.46           222           325         1.25%         -2.1%
12/31/2014          1.49            81           122         1.25%          4.8%
12/31/2013          1.42            75           106         1.25%         30.9%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.08             0  $          0         1.00%         10.1%
12/31/2016          1.89             0             0         1.00%         28.1%
12/31/2015          1.47             0             0         1.00%         -1.9%
12/31/2014          1.50             0             0         1.00%          5.1%
12/31/2013          1.43             0             0         1.00%         31.3%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.11             0  $          0         0.75%         10.4%
12/31/2016          1.91             0             0         0.75%         28.4%
12/31/2015          1.49             0             0         0.75%         -1.7%
12/31/2014          1.51             0             0         0.75%          5.4%
12/31/2013          1.43             0             0         0.75%         31.6%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.14             0  $          0         0.50%         10.7%
12/31/2016          1.93             0             0         0.50%         28.7%
12/31/2015          1.50             0             0         0.50%         -1.4%
12/31/2014          1.52             0             0         0.50%          5.6%
12/31/2013          1.44             0             0         0.50%         31.9%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.17             0  $          0         0.25%         11.0%
12/31/2016          1.95             0             0         0.25%         29.0%
12/31/2015          1.51             0             0         0.25%         -1.2%
12/31/2014          1.53             0             0         0.25%          5.9%
12/31/2013          1.45             0             0         0.25%         32.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.20             0  $          0         0.00%         11.3%
12/31/2016          1.98             0             0         0.00%         29.3%
12/31/2015          1.53             0             0         0.00%         -0.9%
12/31/2014          1.54             0             0         0.00%          6.2%
12/31/2013          1.45             0             0         0.00%         32.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.3%
    2016        0.2%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          VICTORY SYCAMORE ESTABLISHED VALUE FUND A CLASS - 926464231

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $     7,422,034  $     6,560,350          187,881
                                                      ===============  ===============
Receivables: investments sold                202,210
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     7,624,244
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,613,817       3,607,733  $          2.11
Band 100                                         --              --             2.14
Band 75                                          --              --             2.17
Band 50                                          --              --             2.20
Band 25                                          --              --             2.23
Band 0                                       10,427           4,607             2.26
                                    ---------------  --------------
 Total                              $     7,624,244       3,612,340
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         38,354
Mortality & expense charges                                                          (73,232)
                                                                            -----------------
Net investment income (loss)                                                         (34,878)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              53,785
Realized gain distributions                                                          175,187
Net change in unrealized appreciation (depreciation)                                 596,629
                                                                            -----------------
Net gain (loss)                                                                      825,601
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        790,723
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (34,878)  $         (9,876)
Net realized gain (loss)                                           53,785            (17,751)
Realized gain distributions                                       175,187             37,514
Net change in unrealized appreciation (depreciation)              596,629            335,327
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 790,723            345,214
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,700,817          3,778,615
Cost of units redeemed                                           (745,617)          (704,538)
Account charges                                                    (6,379)            (3,287)
                                                         -----------------  -----------------
Increase (decrease)                                             2,948,821          3,070,790
                                                         -----------------  -----------------
Net increase (decrease)                                         3,739,544          3,416,004
Net assets, beginning                                           3,884,700            468,696
                                                         -----------------  -----------------
Net assets, ending                                       $      7,624,244   $      3,884,700
                                                         =================  =================

Units sold                                                      1,908,883          2,337,081
Units redeemed                                                   (398,990)          (536,838)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,509,893          1,800,243
Units outstanding, beginning                                    2,102,447            302,204
                                                         -----------------  -----------------
Units outstanding, ending                                       3,612,340          2,102,447
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      8,051,519
Cost of units redeemed/account charges                                            (1,540,759)
Net investment income (loss)                                                         (45,072)
Net realized gain (loss)                                                              35,599
Realized gain distributions                                                          261,273
Net change in unrealized appreciation (depreciation)                                 861,684
                                                                            -----------------
Net assets                                                                  $      7,624,244
                                                                            =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.11         3,608  $      7,614         1.25%         14.2%
12/31/2016          1.85         2,099         3,878         1.25%         19.2%
12/31/2015          1.55           300           465         1.25%         -0.6%
12/31/2014          1.56            18            28         1.25%         10.5%
12/31/2013          1.41             0             0         1.25%         32.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.14             0  $          0         1.00%         14.5%
12/31/2016          1.87             0             0         1.00%         19.5%
12/31/2015          1.56             0             0         1.00%         -0.3%
12/31/2014          1.57             0             0         1.00%         10.8%
12/31/2013          1.42             0             0         1.00%         33.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.17             0  $          0         0.75%         14.8%
12/31/2016          1.89             0             0         0.75%         19.8%
12/31/2015          1.58             0             0         0.75%         -0.1%
12/31/2014          1.58             0             0         0.75%         11.1%
12/31/2013          1.42             0             0         0.75%         33.4%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.20             0  $          0         0.50%         15.1%
12/31/2016          1.91             0             0         0.50%         20.1%
12/31/2015          1.59             0             0         0.50%          0.2%
12/31/2014          1.59             0             0         0.50%         11.3%
12/31/2013          1.43             0             0         0.50%         33.8%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.23             0  $          0         0.25%         15.4%
12/31/2016          1.93             0             0         0.25%         20.4%
12/31/2015          1.61             0             0         0.25%          0.4%
12/31/2014          1.60             0             0         0.25%         11.6%
12/31/2013          1.43             0             0         0.25%         34.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.26             5  $         10         0.00%         15.7%
12/31/2016          1.96             3             7         0.00%         20.7%
12/31/2015          1.62             2             4         0.00%          0.7%
12/31/2014          1.61             1             2         0.00%         11.9%
12/31/2013          1.44             0             0         0.00%         34.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        0.6%
    2015        0.9%
    2014        1.7%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND A CLASS - 926464835

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      8,090,096  $     7,331,586          173,281
                                                       ===============  ===============
Receivables: investments sold                   5,616
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      8,095,712
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     8,095,712       3,900,138  $          2.08
Band 100                                         --              --             2.11
Band 75                                          --              --             2.13
Band 50                                          --              --             2.16
Band 25                                          --              --             2.20
Band 0                                           --              --             2.23
                                    ---------------  --------------
 Total                              $     8,095,712       3,900,138
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        35,640
Mortality & expense charges                                                         (82,026)
                                                                            ----------------
Net investment income (loss)                                                        (46,386)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            393,580
Realized gain distributions                                                         368,976
Net change in unrealized appreciation (depreciation)                                 35,063
                                                                            ----------------
Net gain (loss)                                                                     797,619
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       751,233
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (46,386)  $        (27,291)
Net realized gain (loss)                                          393,580             39,076
Realized gain distributions                                       368,976            228,075
Net change in unrealized appreciation (depreciation)               35,063            819,270
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 751,233          1,059,130
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,420,659          4,565,981
Cost of units redeemed                                         (2,507,009)        (1,041,201)
Account charges                                                   (41,457)           (14,834)
                                                         -----------------  -----------------
Increase (decrease)                                             1,872,193          3,509,946
                                                         -----------------  -----------------
Net increase (decrease)                                         2,623,426          4,569,076
Net assets, beginning                                           5,472,286            903,210
                                                         -----------------  -----------------
Net assets, ending                                       $      8,095,712   $      5,472,286
                                                         =================  =================

Units sold                                                      2,756,185          3,154,355
Units redeemed                                                 (1,758,564)          (865,258)
                                                         -----------------  -----------------
Net increase (decrease)                                           997,621          2,289,097
Units outstanding, beginning                                    2,902,517            613,420
                                                         -----------------  -----------------
Units outstanding, ending                                       3,900,138          2,902,517
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     9,954,436
Cost of units redeemed/account charges                                           (3,672,161)
Net investment income (loss)                                                        (81,359)
Net realized gain (loss)                                                            435,422
Realized gain distributions                                                         700,864
Net change in unrealized appreciation (depreciation)                                758,510
                                                                            ----------------
Net assets                                                                  $     8,095,712
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.08         3,900  $      8,096         1.25%         10.1%
12/31/2016          1.89         2,903         5,472         1.25%         28.0%
12/31/2015          1.47           613           903         1.25%         -2.0%
12/31/2014          1.50           120           180         1.25%          5.1%
12/31/2013          1.43           105           149         1.25%         31.3%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.11             0  $          0         1.00%         10.4%
12/31/2016          1.91             0             0         1.00%         28.4%
12/31/2015          1.49             0             0         1.00%         -1.7%
12/31/2014          1.51             0             0         1.00%          5.4%
12/31/2013          1.43             0             0         1.00%         31.6%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.13             0  $          0         0.75%         10.6%
12/31/2016          1.93             0             0         0.75%         28.7%
12/31/2015          1.50             0             0         0.75%         -1.5%
12/31/2014          1.52             0             0         0.75%          5.7%
12/31/2013          1.44             0             0         0.75%         31.9%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.16             0  $          0         0.50%         10.9%
12/31/2016          1.95             0             0         0.50%         29.0%
12/31/2015          1.51             0             0         0.50%         -1.2%
12/31/2014          1.53             0             0         0.50%          5.9%
12/31/2013          1.45             0             0         0.50%         32.2%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING    NET ASSETS     AVERAGE
                 VALUE       (000s)         (000s)     NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.20             0  $          0         0.25%         11.2%
12/31/2016          1.97             0             0         0.25%         29.3%
12/31/2015          1.53             0             0         0.25%         -1.0%
12/31/2014          1.54             0             0         0.25%          6.2%
12/31/2013          1.45             0             0         0.25%         32.6%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.23             0  $          0         0.00%         11.5%
12/31/2016          2.00             0             0         0.00%         29.7%
12/31/2015          1.54             0             0         0.00%         -0.7%
12/31/2014          1.55             0             0         0.00%          6.4%
12/31/2013          1.46             0             0         0.00%         32.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        0.4%
    2015        0.2%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          VICTORY SYCAMORE ESTABLISHED VALUE FUND R CLASS - 926464371

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,743,395  $     1,565,532           43,541
                                                       ===============  ===============
Receivables: investments sold                   2,181
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,745,576
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,716,147         821,161  $          2.09
Band 100                                        --              --             2.12
Band 75                                         --              --             2.15
Band 50                                         --              --             2.18
Band 25                                         --              --             2.21
Band 0                                      29,429          13,130             2.24
                                    --------------  --------------
 Total                              $    1,745,576         834,291
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          6,666
Mortality & expense charges                                                          (18,454)
                                                                            -----------------
Net investment income (loss)                                                         (11,788)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              88,718
Realized gain distributions                                                           42,122
Net change in unrealized appreciation (depreciation)                                  83,111
                                                                            -----------------
Net gain (loss)                                                                      213,951
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        202,163
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (11,788)  $         (6,548)
Net realized gain (loss)                                           88,718            (47,283)
Realized gain distributions                                        42,122             11,346
Net change in unrealized appreciation (depreciation)               83,111            202,888
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 202,163            160,403
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,081,989            673,753
Cost of units redeemed                                           (700,911)          (468,927)
Account charges                                                    (1,957)              (670)
                                                         -----------------  -----------------
Increase (decrease)                                               379,121            204,156
                                                         -----------------  -----------------
Net increase (decrease)                                           581,284            364,559
Net assets, beginning                                           1,164,292            799,733
                                                         -----------------  -----------------
Net assets, ending                                       $      1,745,576   $      1,164,292
                                                         =================  =================

Units sold                                                        559,466            407,898
Units redeemed                                                   (360,326)          (286,840)
                                                         -----------------  -----------------
Net increase (decrease)                                           199,140            121,058
Units outstanding, beginning                                      635,151            514,093
                                                         -----------------  -----------------
Units outstanding, ending                                         834,291            635,151
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     3,364,672
Cost of units redeemed/account charges                                           (2,262,181)
Net investment income (loss)                                                        (26,658)
Net realized gain (loss)                                                            167,368
Realized gain distributions                                                         324,512
Net change in unrealized appreciation (depreciation)                                177,863
                                                                            ----------------
Net assets                                                                  $     1,745,576
                                                                            ================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.09           821  $      1,716         1.25%         14.0%
12/31/2016          1.83           635         1,164         1.25%         18.9%
12/31/2015          1.54           409           631         1.25%         -0.8%
12/31/2014          1.55           620           963         1.25%         10.4%
12/31/2013          1.41           477           672         1.25%         32.5%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.12             0  $          0         1.00%         14.3%
12/31/2016          1.85             0             0         1.00%         19.2%
12/31/2015          1.56             0             0         1.00%         -0.5%
12/31/2014          1.56             0             0         1.00%         10.6%
12/31/2013          1.41             0             0         1.00%         32.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.15             0  $          0         0.75%         14.6%
12/31/2016          1.88             0             0         0.75%         19.5%
12/31/2015          1.57             0             0         0.75%         -0.3%
12/31/2014          1.57             0             0         0.75%         10.9%
12/31/2013          1.42             0             0         0.75%         33.2%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.18             0  $          0         0.50%         14.9%
12/31/2016          1.90             0             0         0.50%         19.8%
12/31/2015          1.58             0             0         0.50%          0.0%
12/31/2014          1.58             0             0         0.50%         11.2%
12/31/2013          1.42             0             0         0.50%         33.5%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.21             0  $          0         0.25%         15.2%
12/31/2016          1.92             0             0         0.25%         20.1%
12/31/2015          1.60             0             0         0.25%          0.2%
12/31/2014          1.59             0             0         0.25%         11.5%
12/31/2013          1.43             0             0         0.25%         33.8%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      2.24            13  $         29         0.00%         15.4%
12/31/2016          1.94             0             0         0.00%         20.4%
12/31/2015          1.61           105           169         0.00%          0.5%
12/31/2014          1.60           119           191         0.00%         11.8%
12/31/2013          1.44           104           149         0.00%         34.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        0.4%
    2015        0.7%
    2014        0.9%
    2013        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          VICTORY SYCAMORE ESTABLISHED VALUE FUND R6 CLASS - 92646A427

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,045,480  $     1,005,871           25,923
                                                       ===============  ===============
Receivables: investments sold                   7,276
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,052,756
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,052,756         934,906  $          1.13
Band 100                                        --              --             1.13
Band 75                                         --              --             1.13
Band 50                                         --              --             1.14
Band 25                                         --              --             1.14
Band 0                                          --              --             1.14
                                    --------------  --------------
 Total                              $    1,052,756         934,906
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          5,230
Mortality & expense charges                                                            (5,079)
                                                                             -----------------
Net investment income (loss)                                                              151
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  969
Realized gain distributions                                                            24,275
Net change in unrealized appreciation (depreciation)                                   39,609
                                                                             -----------------
Net gain (loss)                                                                        64,853
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         65,004
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            151   $             --
Net realized gain (loss)                                              969                 --
Realized gain distributions                                        24,275                 --
Net change in unrealized appreciation (depreciation)               39,609                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  65,004                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,034,794                 --
Cost of units redeemed                                            (46,929)                --
Account charges                                                      (113)                --
                                                         -----------------  ----------------
Increase (decrease)                                               987,752                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,052,756                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,052,756   $             --
                                                         =================  ================

Units sold                                                      1,016,004                 --
Units redeemed                                                    (81,098)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           934,906                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         934,906                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,034,794
Cost of units redeemed/account charges                                                (47,042)
Net investment income (loss)                                                              151
Net realized gain (loss)                                                                  969
Realized gain distributions                                                            24,275
Net change in unrealized appreciation (depreciation)                                   39,609
                                                                             -----------------
Net assets                                                                   $      1,052,756
                                                                             =================

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13           935  $      1,053         1.25%         14.6%
12/31/2016          0.98             0             0         1.25%         -1.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0  $          0         1.00%         14.9%
12/31/2016          0.98             0             0         1.00%         -1.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.13             0  $          0         0.75%         15.2%
12/31/2016          0.98             0             0         0.75%         -1.7%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0  $          0         0.50%         15.5%
12/31/2016          0.98             0             0         0.50%         -1.7%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0  $          0         0.25%         15.8%
12/31/2016          0.98             0             0         0.25%         -1.7%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.14             0  $          0         0.00%         16.1%
12/31/2016          0.98             0             0         0.00%         -1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND R6 CLASS - 92647K630 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.08
Band 100                                        --              --            1.08
Band 75                                         --              --            1.09
Band 50                                         --              --            1.09
Band 25                                         --              --            1.09
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         1.25%         10.5%
12/31/2016          0.98             0             0         1.25%         -2.2%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.08             0  $          0         1.00%         10.8%
12/31/2016          0.98             0             0         1.00%         -2.1%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0  $          0         0.75%         11.0%
12/31/2016          0.98             0             0         0.75%         -2.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0  $          0         0.50%         11.3%
12/31/2016          0.98             0             0         0.50%         -2.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.09             0  $          0         0.25%         11.6%
12/31/2016          0.98             0             0         0.25%         -2.1%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.10             0  $          0         0.00%         11.9%
12/31/2016          0.98             0             0         0.00%         -2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 VICTORY TRIVALENT INTERNATIONAL SMALL-CAP FUND A CLASS - 92647K101 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.15
Band 100                                        --              --            1.15
Band 75                                         --              --            1.15
Band 50                                         --              --            1.15
Band 25                                         --              --            1.15
Band 0                                          --              --            1.15
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         1.25%         14.7%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         1.00%         14.8%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         0.75%         15.0%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         0.50%         15.1%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         0.25%         15.3%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         0.00%         15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
VICTORY TRIVALENT INTERNATIONAL SMALL-CAP FUND R6 CLASS - 92647K408 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.15
Band 100                                        --              --            1.15
Band 75                                         --              --            1.15
Band 50                                         --              --            1.15
Band 25                                         --              --            1.15
Band 0                                          --              --            1.16
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

--------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                           BAND 125
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         1.25%         14.8%

                                           BAND 100
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         1.00%         15.0%

                                            BAND 75
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         0.75%         15.1%

                                            BAND 50
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         0.50%         15.3%

                                            BAND 25
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.15             0  $          0         0.25%         15.4%

                                            BAND 0
             -------------------------------------------------------------------
                                                       EXPENSE AS
                              UNITS                      A % OF
              ACCUM. UNIT  OUTSTANDING   NET ASSETS     AVERAGE
                 VALUE       (000s)        (000s)      NET ASSETS   TOTAL RETURN
             ------------  -----------  ------------  ------------  ------------
12/31/2017   $      1.16             0  $          0         0.00%         15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017           0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The AUL American Unit Trust ("Variable Account") was established by American United Life Insurance Company ("AUL") on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

                                 FUND FAMILIES
                                       AB
                                     Alger
                                    Allianz
                                American Century
                                 American Funds
                                      AMG
                                      AQR
                                     Ariel
                                   Ave Maria
                                   BlackRock
                                   BMO Funds
                                    Calvert
                                    Columbia
                                      CRM
                                    Deutsche
                                      DFA
                                    Dreyfus
                                   Federated
                                    Fidelity
                               Franklin Templeton
                                     Frost
                                 Goldman Sachs
                                    Henssler
                                    Invesco
                                   Ivy Funds
                                     Janus
                                   JP Morgan
                              Knights of Columbus
                                   Legg Mason
                                  Lord Abbett
                                Manning & Napier
                                      MFS
                                Neuberger Berman
                                 Northern Trust
                                     Nuveen
                                   Oak Ridge
                                    Oakmark
                                  Oppenheimer
                                   Parnassus
                                   Pax World
                                     Payden
                                     Pimco
                                    Pioneer
                                      PNC
                                Principal Funds
                                   Prudential
                               Putnam Investments
                                    Russell
                                  State Street
                                    Steward
                                 T. Rowe Price
                                   Thornburg
                                   TIAA-CREF
                                  Timothy Plan
                                   Touchstone
                                    Vanguard
                                    Victory
                                     Virtus

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2017. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2017.

For years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $1.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm does not cover the financial statements and financial highlights presented as "Unaudited".

For the year ending December 31, 2017, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts, the Statement of Net Assets, Statement of Operations, and Statement of Changes in Net Assets for the year ended December 31, 2017, and the financial highlights for 2017 have not been audited.

         SUBACCOUNT
         AllianzGI Retirement 2025 Fund A Class - 01880B868 AllianzGI Retirement 2030 Fund A Class - 01900A486 AllianzGI Retirement 2040 Fund A Class - 01900A411 AllianzGI Retirement 2055 Fund A Class - 01880B694
         Lord Abbett Small Cap Value Fund P Class - 543913867
         Lord Abbett Value Opportunities Fund R5 Class - 54400A779 Oppenheimer Main Street All Cap Fund Y Class - 68380D843 Prudential Jennison 20/20 Focus Z Class - 74440G404

For the year ending December 31, 2016, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts the Statement of Changes in Net Assets for the year ended December 31, 2016, and the financial highlights for 2016 and the years prior, if any, have not been audited.

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         SUBACCOUNT
         Alger Capital Appreciation Fund Z Class - 015565419
         AllianzGI NFJ Small-Cap Value Fund R6 Class - 018922526
         American Century Emerging Markets Fund R6 Class - 025086422
         American Century Equity Income Fund R6 Class - 025076373
         American Century Heritage Fund R6 Class - 02508H493
         American Century Mid Cap Value Fund R6 Class - 025076357
         American Century One Choice 2020 Portfolio R6 Class - 02507J201 American Century One Choice 2025 Portfolio R6 Class - 02507J300 American Century One Choice 2030 Portfolio R6 Class - 02507J409 American Century One Choice 2035 Portfolio R6 Class - 02507J508 American Century One Choice 2040 Portfolio R6 Class - 02507J607 American Century One Choice 2045 Portfolio R6 Class - 02507J706 American Century One Choice 2050 Portfolio R6 Class - 02507J805 American Century One Choice 2055 Portfolio R6 Class - 02507J888 American Century One Choice 2060 Portfolio R6 Class - 02507J870 American Century One Choice In Retirement Port. R6 Class - 02507J102 American Century Real Estate Fund R6 Class - 025076282
         American Century Strategic Alloc.: Aggressive Fd. R6 Cl. - 025085622 American Century Strategic Alloc.: Conser. Fund R6 Class - 025085648 American Century Strategic Alloc.: Moderate Fd. R6 Class - 025085630 American Funds 2010 Target Date Retirement Fund R6 Class - 02630T282 American Funds 2015 Target Date Retirement Fund R6 Class - 02630T290 American Funds 2020 Target Date Retirement Fund R6 Class - 02630T316 American Funds 2025 Target Date Retirement Fund R6 Class - 02630T324 American Funds 2030 Target Date Retirement Fund R6 Class - 02630T332 American Funds 2035 Target Date Retirement Fund R6 Class - 02630T340 American Funds 2040 Target Date Retirement Fund R6 Class - 02630T357 American Funds 2045 Target Date Retirement Fund R6 Class - 02630T365 American Funds 2050 Target Date Retirement Fund R6 Class - 02630T373 American Funds 2055 Target Date Retirement Fund R6 Class - 02630T217 American Funds 2060 Target Date Retirement Fund R6 Class - 02631C320 American Funds AMCAP Fund R6 Class - 023375819
         American Funds American Balanced Fund R6 Class - 024071813
         American Funds Capital World Bond Fund R6 Class - 140541814
         American Funds Capital World Growth and Inc. Fd. R6 Cl. - 140543810 American Funds EuroPacific Growth Fund R6 Class - 298706821
         American Funds Fundamental Investors R6 Class - 360802813
         American Funds New Perspective Fund R6 Class - 648018810
         American Funds New World Fund R6 Class - 649280815
         American Funds SMALLCAP World Fund R6 Class - 831681812
         American Funds The Growth Fund of America R6 Class - 399874817 American Funds Washington Mutual Investors Fund R6 Class - 939330817 AMG Renaissance Large Cap Growth N Class - 00170K844
         AQR Emerging Multi-Style Fund N Class - 00203H347
         BlackRock Global Allocation Fund K Class - 09258N778
         BlackRock Health Sciences Opportunities Portfolio K Cl. - 09258N752 BlackRock High Yield Bond Portfolio R Class - 09256H500
         BlackRock Total Return Fund K Class - 09252M743
         BMO Aggressive Allocation Fund R6 Class - 09658L265
         BMO Balanced Allocation Fund R6 Class - 09658L224
         BMO Conservative Allocation Fund R6 Class - 09658L315
         BMO Mid-Cap Growth Fund A Class - 09658W600
         BMO Mid-Cap Value Fund A Class - 09658W501
         BMO Moderate Allocation Fund R6 Class - 09658L174
         BMO Small-Cap Growth Fund A Class - 09658V339
         Columbia Emerging Markets Bond Fund Y Class - 19766C545
         Columbia Select Global Growth Fund R4 Class - 19766P306
         Columbia Select Large-Cap Value Fund R4 Class - 19766C396
         Columbia Seligman Communications and Info Fund Y Class - 19766J367 Deutsche GNMA Fund A Class - 25155T718

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         SUBACCOUNT
         Deutsche GNMA Fund S Class - 25155T684
         Deutsche Real Estate Securities Fund R6 Class - 25159L513
         Deutsche Small Cap Core Fund A Class - 25157M778
         Deutsche Small Cap Core Fund S Class - 25157M810
         DFA Emerging Markets Portfolio Institutional Class - 233203785
         DFA Global Allocation 60/40 Portfolio Inst. Class - 25434D658
         DFA Global Equity Portfolio Institutional Class - 25434D674
         DFA International Core Equity Portfolio Inst. Class - 233203371
         DFA Investment Grade Portfolio Institutional Class - 23320G448
         DFA Real Estate Securities Portfolio Institutional Class - 233203835 DFA U.S. Large Cap Growth Portfolio Institutional Class - 23320G281 DFA U.S. Large Company Portfolio - 25434D823
         DFA U.S. Small Cap Growth Portfolio Institutional Class - 23320G273 DFA U.S. Small Cap Portfolio Institutional Class - 233203843
         DFA U.S. Targeted Value Portfolio Institutional Class - 233203595 DFA World ex U.S. Gvt Fixed Income Portfolio Inst. Class - 23320G323 Franklin Growth Opportunities Fund Advisor Class - 354713729 Franklin Strategic Income Fund R6 Class - 354713323
         Franklin Utilities Fund Advisor Class - 353496854
         Franklin Utilities Fund R Class - 353496698
         Franklin Utilities Fund R6 Class - 353496615
         Goldman Sachs Financial Square Government Fund R6 Class - 38148U619 Goldman Sachs Growth Strategy Portfolio Service Class
         Goldman Sachs International Equity Insights Fd. R6 Class - 38147X242 Goldman Sachs Large Cap Growth Insights Fund R6 Class - 38147X523 Goldman Sachs Large Cap Value Insights Fund R6 Class - 38147X515 Goldman Sachs Small Cap Value Fund R6 Class - 38147X424
         Invesco Diversified Dividend Fund R6 Class - 00141B840
         Invesco Small Cap Growth Fund R6 Class - 00888W478
         Ivy Science and Technology Fund Y Class - 466000676
         Ivy Small Cap Core Fund R Class - 465899540
         Janus Henderson Balanced Fund N Class - 47103D108
         Janus Henderson Enterprise Fund N Class - 47103D405
         Janus Henderson Flexible Bond Fund N Class - 47103D504
         Janus Henderson Small Cap Value Fund N Class - 47103D728
         Janus Henderson Triton Fund N Class - 47103D793
         JPMorgan Mid Cap Growth Fund R4 Class - 4812CA603
         JPMorgan Mid Cap Growth Fund R6 Class - 4812C2288
         Knights of Columbus International Equity Fund Inst. Class-00771X757 Knights of Columbus Large Cap Value Fund Inst. Class - 00771X773 Knights of Columbus Small Cap Equity Fund Inst. Class - 00771X765 Lord Abbett Bond-Debenture Fund R5 Class - 544004872
         Lord Abbett High Yield Fund R6 Class - 54401E721
         MFS Aggressive Growth Allocation Fund R2 Class - 55273G371
         MFS Conservative Allocation Fund R2 Class - 55273G355
         MFS Growth Allocation Fund R2 Class - 55273G363
         MFS Growth Fund R6 Class - 552985673
         MFS International New Discovery Fund R6 Class - 552981383
         MFS International Value Fund R6 Class - 552746349
         MFS Massachusetts Investors Growth Stock Fund R6 Class - 575719828 MFS Mid Cap Value Fund R6 Class - 55273W475
         MFS Moderate Allocation Fund R2 Class - 55273G348
         MFS Technology Fund R6 Class - 55273H338
         MFS Value Fund R6 Class - 55273H353
         Nuveen International Growth Fund A Class - 670725738
         Oppenheimer Active Allocation Fund Y Class - 68382P760
         Oppenheimer Developing Markets Fund I Class - 683974604
         Oppenheimer International Growth Fund I Class - 68380L605 Oppenheimer International SMID Company Fund I Class - 68380U605 Oppenheimer Senior Floating Rate Fund I Class - 68381K606

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         SUBACCOUNT
         PIMCO High Yield Fund Institutional Class - 693390841
         PIMCO Income Fund Institutional Class - 72201F490
         PIMCO Real Return Fund Institutional Class - 693391104
         PIMCO Total Return Fund Institutional Class - 693390700
         Pioneer Bond Fund K Class - 723622809
         Pioneer Equity Income Fund K Class - 72366V702
         Pioneer Fundamental Growth Fund K Class - 723695706
         Pioneer Global Equity A Class - 72387N705
         Pioneer Select Mid Cap Growth Fund K Class - 72387W721
         Pioneer Strategic Income Fund K Class - 723884706
         Principal MidCap S&P 400 Index Fund R3 Class - 74251T131
         Principal SmallCap S&P 600 Index Fund R3 Class - 74253J180 Prudential Global Real Estate Fund Q Class - 744336876
         Prudential High Yield Fund Q Class - 74440Y884
         Prudential Jennison Mid Cap Growth Fund Q Class - 74441C881 Prudential Jennison Natural Resources Fund Q Class - 74441K602 Prudential Total Return Bond Q Class - 74440B884
         T. Rowe Price Blue Chip Growth Fund I Class - 77954Q403
         T. Rowe Price Equity Income Fund I Class - 779547405
         T. Rowe Price Growth Stock Fund I Class - 741479406
         T. Rowe Price International Value Equity Fund I Class - 77956H518
         T. Rowe Price Real Estate Fund I Class - 779919307
         T. Rowe Price Retirement Balanced I Fund I Class - 872797840
         T. Rowe Price Retirement I 2005 Fund I Class - 872797105
         T. Rowe Price Retirement I 2010 Fund I Class - 872797204
         T. Rowe Price Retirement I 2015 Fund I Class - 872797303
         T. Rowe Price Retirement I 2020 Fund I Class - 872797402
         T. Rowe Price Retirement I 2025 Fund I Class - 872797501
         T. Rowe Price Retirement I 2030 Fund I Class - 872797600
         T. Rowe Price Retirement I 2035 Fund I Class - 872797709
         T. Rowe Price Retirement I 2040 Fund I Class - 872797808
         T. Rowe Price Retirement I 2045 Fund I Class - 872797881
         T. Rowe Price Retirement I 2050 Fund I Class - 872797873
         T. Rowe Price Retirement I 2055 Fund I Class - 872797865
         T. Rowe Price Retirement I 2060 Fund I Class - 872797857
         Templeton Global Bond Fund R6 Class - 880208772
         Templeton Growth Fund Advisor Class - 880199302
         Thornburg Limited Term Income Fund R6 Class - 885216671
         TIAA-CREF Bond Index Fund Institutional Class - 87245M848
         TIAA-CREF Growth & Income Fund Institutional Class - 87244W409 TIAA-CREF International Equity Index Fund Inst. Class - 87244W516 TIAA-CREF Large-Cap Growth Index Fund Inst. Class - 87244W680 TIAA-CREF Large-Cap Value Index Fund Institutional Class - 87244W664 TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 87245M830 TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 87245M822 TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 87245M814 TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 87245M798 TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 87245M780 TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 87245M772 TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 87245M764 TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 87245M756 TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 87245M749 TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 87245M178 TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 87245R565 TIAA-CREF Lifecycle Index Retirement Inc. Fund Inst. Cl. - 87245M731 TIAA-CREF Social Choice Bond Fund Institutional Class - 87245R672 TIAA-CREF Social Choice Equity Fund Institutional Class - 87244W300 TIAA-CREF Social Choice Intl. Equity Fund Inst. Class - 87245R474 Vanguard 500 Index Fund Admiral Class - 922908710
         Vanguard Balanced Index Fund Admiral Class - 921931200

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         SUBACCOUNT
         Vanguard Developed Markets Index Fund Admiral Class - 921943809 Vanguard Emerging Markets Stock Index Fund Admiral Class - 922042841 Vanguard Energy Fund Admiral Class - 921908802
         Vanguard Equity Income Fund Admiral Class - 921921300
         Vanguard Explorer Fund Admiral Class - 921926200
         Vanguard Extended Market Index Fund Admiral Class - 922908694 Vanguard GNMA Fund Admiral Class - 922031794
         Vanguard Growth Index Fund Admiral Class - 922908660
         Vanguard Health Care Fund Admiral Class - 921908885
         Vanguard High-Yield Corporate Fund Admiral Class - 922031760 Vanguard Intermediate-Term Bond Index Fund Admiral Class - 921937801 Vanguard Intermediate-Term Invest.-Grade Fd. Admiral Cl. - 922031810 Vanguard Intermediate-Term Treasury Fund Admiral Class - 922031828 Vanguard LifeStrategy Conserv. Growth Fund Investor Cl. - 921909305 Vanguard LifeStrategy Growth Fund Investor Class - 921909503 Vanguard LifeStrategy Income Fund Investor Class - 921909206 Vanguard LifeStrategy Moderate Growth Fd. Investor Class - 921909404 Vanguard Materials Index Fund Admiral Class - 92204A785
         Vanguard Mid-Cap Growth Fund Investor Class - 921946307
         Vanguard Mid-Cap Index Fund Admiral Class - 922908645
         Vanguard REIT Index Fund Admiral Class - 921908877
         Vanguard Selected Value Fund Investor Class - 921946109
         Vanguard Small-Cap Growth Index Fund Admiral Class - 921937710 Vanguard Small-Cap Index Fund Admiral Class - 922908686
         Vanguard Small-Cap Value Index Fund Admiral Class - 921937686 Vanguard Target Retirement 2015 Fund Investor Class - 92202E300 Vanguard Target Retirement 2020 Fund Investor Class - 92202E805 Vanguard Target Retirement 2025 Fund Investor Class - 92202E409 Vanguard Target Retirement 2030 Fund Investor Class - 92202E888 Vanguard Target Retirement 2035 Fund Investor Class - 92202E508 Vanguard Target Retirement 2040 Fund Investor Class - 92202E870 Vanguard Target Retirement 2045 Fund Investor Class - 92202E607 Vanguard Target Retirement 2050 Fund Investor Class - 92202E862 Vanguard Target Retirement 2055 Fund Investor Class - 92202E847 Vanguard Target Retirement 2060 Fund Investor Class - 92202E839 Vanguard Target Retirement Income Fund Investor Class - 92202E102 Vanguard Total Bond Market Index Fund Admiral Class - 921937603 Vanguard Total International Bond Index Fund Admiral Cl. - 92203J308 Vanguard Total International Stock Index Fd. Admiral Cl. - 921909818 Vanguard Total Stock Market Index Fund Admiral Class - 922908728 Vanguard U.S. Growth Fund Admiral Class - 921910600
         Vanguard Value Index Fund Admiral Class - 922908678
         Vanguard Wellesley Income Fund Admiral Class - 921938205
         Vanguard Wellington Fund Admiral Class - 921935201
         Victory Sycamore Established Value Fund R6 Class - 92646A427
         Virtus Ceredex Large Cap Value Equity Fund R6 Class - 92837F482 Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 92837F441 Western Asset Core Plus Bond Fund IS Class - 957663669

Accumulation unit values and total returns for such subaccounts or bands with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

BANDED ACCUMULATION UNIT VALUES AND UNITS OUTSTANDING

Banded accumulation unit values and units outstanding balances are represented based upon the annual expense charges applicable to the Variable Account. Refer to Note 3 for further information.

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

 FAIR VALUE MEASUREMENTS
The value of the investments is based on the closing Net Asset Value ("NAV") per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - Unadjusted quoted prices in active markets for identical assets.

     Level 2 - Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

     Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2017, in valuing the Variable Account's subaccount investments carried at fair value:

                                  LEVEL 1              LEVEL 2              LEVEL 3               TOTAL
                             ------------------   ------------------   ------------------   ------------------
         Mutual Funds        $   4,876,936,981    $               --   $               --   $    4,876,936,981

It is the Variable Account's policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2017, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years (current and three prior calendar years) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3. ACCOUNT CHARGES

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. ACCOUNT CHARGES (CONTINUED)

AUL deducts an annual administrative charge from each participant's account, which may not exceed $50 per year. The charge is assessed every quarter on a participant's account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administrative charges are waived if the account balance exceeds a certain amount. The charges incurred during the years ended December 31, 2017 and 2016, were $4,459,514 and $3,309,873, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase. The amount of the withdrawal charge varies depending upon the contract and the number of years the participant's account has been in existence and ranges from 8% decreasing to 0%. The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. The charges incurred during the years ended December 31, 2017 and 2016, were $117,666 and $11,941, respectively.

MORTALITY AND EXPENSE CHARGES
AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charges assessed to the contract are shown in the table below:


                                                ANNUAL MORTALITY AND
                 BAND                              EXPENSE CHARGE
                 ---------------------------   ---------------------
                 Band 125                                      1.25%
                 Band 100                                      1.00%
                 Band 75                                       0.75%
                 Band 50                                       0.50%
                 Band 25                                       0.25%
                 Band 0                                        0.00%
                 Band S                                        0.50%

AUL guarantees that the mortality and expense charge will not increase. The mortality and expense charges are recorded as a reduction of accumulation unit value in the accompanying Statement of Operations. The charges incurred during the years ended December 31, 2017 and 2016, were $52,698,465 and $44,975,437 respectively.

4. INVESTMENT TRANSACTIONS

The cost of purchases of investments and proceeds from sales for the year ended December 31, 2017, by each subaccount, are shown below. Subaccounts without any cost of purchases of investments for proceeds from sales were excluded from the table below.

                 FUND NAME                                                                      PURCHASES           SALES
                 -------------------------------------------------------------------------   ----------------  ----------------
                 AB Core Opportunities Fund R Class                                          $       243,654   $       304,779
                 AB Discovery Growth Fund R Class                                                    269,389         1,932,216
                 AB Discovery Value Fund R Class                                                     261,029           321,361
                 AB High Income Fund Advisor Class                                                 3,309,594         6,788,636
                 AB High Income Fund R Class                                                          13,277             1,345
                 AB International Growth Fund R Class                                                 84,142            90,278
                 AB International Value Fund R Class                                                  14,213           171,689
                 AB Small Cap Growth Fund R Class                                                    523,515         2,474,650
                 AB Value Fund R Class                                                                 8,650             6,824
                 Alger Balanced Portfolio I-2 Class                                                  210,506           224,771
                 Alger Capital Appreciation Fund Z Class                                           4,753,203         2,086,259
                 Alger Capital Appreciation Institutional Fund I Class                             1,090,503         2,274,983
                 Alger Capital Appreciation Institutional Fund R Class                             1,716,059         6,934,536
                 Alger Capital Appreciation Portfolio I-2 Class                                   11,250,089        18,381,472
                 Alger Large Cap Growth Portfolio I-2 Class                                        1,031,447         4,776,663
                 Alger Small Cap Growth Institutional Fund I Class                                   108,935            46,402
                 Alger Small Cap Growth Institutional Fund R Class                                     2,333             7,560
                 AllianzGI Dynamic Multi-Asset Income Fund Administrative Class                       38,868            80,575
                 AllianzGI NFJ Dividend Value Fund Administrative Class                               95,174           222,341
                 AllianzGI NFJ Dividend Value Fund R Class                                            86,709           740,563
                 AllianzGI NFJ Mid-Cap Value Fund Administrative Class                                82,505            41,230
                 AllianzGI NFJ Mid-Cap Value Fund R Class                                            175,995            58,038
                 AllianzGI NFJ Small-Cap Value Fund Administrative Class                           1,258,687         8,469,920
                 AllianzGI NFJ Small-Cap Value Fund R Class                                          529,832         1,962,551
                 AllianzGI NFJ Small-Cap Value Fund R6 Class                                       1,746,811           193,095

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                      PURCHASES           SALES
                 -------------------------------------------------------------------------   ----------------  ----------------
                 AllianzGI Retirement 2020 Fund Administrative Class                                  58,490            23,288
                 AllianzGI Retirement 2025 Fund Administrative Class                                  31,041            15,605
                 AllianzGI Retirement 2030 Fund Administrative Class                                  88,109           142,471
                 AllianzGI Retirement 2035 Fund Administrative Class                                  28,089            11,181
                 AllianzGI Retirement 2040 Fund Administrative Class                                  46,141            16,746
                 AllianzGI Retirement 2045 Fund Administrative Class                                  44,428            50,481
                 AllianzGI Retirement 2050 Fund A Class                                                   25                 6
                 AllianzGI Retirement 2050 Fund Administrative Class                                  46,602            44,003
                 AllianzGI Retirement 2055 Fund Administrative Class                                  57,645            48,197
                 American Century Disciplined Growth Fund A Class                                    115,892           736,522
                 American Century Disciplined Growth Fund Investor Class                             348,156         1,021,517
                 American Century Diversified Bond Fund A Class                                        9,994            59,348
                 American Century Emerging Markets Fund A Class                                       48,345            33,209
                 American Century Emerging Markets Fund Investor Class                               563,354           150,825
                 American Century Emerging Markets Fund R6 Class                                     240,613            93,779
                 American Century Equity Growth Fund A Class                                         640,168         1,686,325
                 American Century Equity Growth Fund Investor Class                                   16,020           121,555
                 American Century Equity Income Fund A Class                                       1,180,549         3,595,983
                 American Century Equity Income Fund Investor Class                                2,086,760         2,288,722
                 American Century Equity Income Fund R6 Class                                         25,877               360
                 American Century Ginnie Mae A Class                                                 586,154         1,221,479
                 American Century Growth Fund A Class                                                351,056         1,155,177
                 American Century Heritage Fund A Class                                              908,333         4,238,449
                 American Century Heritage Fund Investor Class                                       587,559         1,136,686
                 American Century Heritage Fund R6 Class                                             411,442               181
                 American Century Income & Growth Investor Class                                     611,387         1,749,245
                 American Century Inflation-Adjusted Bond A Class                                  1,119,471         2,652,334
                 American Century International Bond A Class                                             222                13
                 American Century International Bond Investor Class                                       98                 6
                 American Century International Discovery A Class                                      2,046             3,911
                 American Century International Growth A Class                                       100,624           121,042
                 American Century International Growth Investor Class                                855,160         2,504,373
                 American Century Large Company Value A Class                                        122,044           329,928
                 American Century Mid Cap Value Fund A Class                                       3,065,770         4,342,470
                 American Century Mid Cap Value Fund Investor Class                                9,795,956        17,043,740
                 American Century Mid Cap Value Fund R6 Class                                      3,044,356         1,870,549
                 American Century One Choice 2020 Portfolio A Class                          $     7,196,376   $    11,715,331
                 American Century One Choice 2020 Portfolio Investor Class                        16,517,780        25,409,030
                 American Century One Choice 2020 Portfolio R6 Class                               2,736,186            17,003
                 American Century One Choice 2025 Portfolio A Class                                6,243,966        13,707,126
                 American Century One Choice 2025 Portfolio Investor Class                        15,396,306        11,771,345
                 American Century One Choice 2025 Portfolio R6 Class                               1,070,132            16,858
                 American Century One Choice 2030 Portfolio A Class                                6,867,338        11,271,997
                 American Century One Choice 2030 Portfolio Investor Class                        11,394,652        19,271,699
                 American Century One Choice 2030 Portfolio R6 Class                               2,796,360           897,993
                 American Century One Choice 2035 Portfolio A Class                                6,166,916         9,753,964
                 American Century One Choice 2035 Portfolio Investor Class                        11,184,922        10,224,988
                 American Century One Choice 2035 Portfolio R6 Class                                 572,674            49,532
                 American Century One Choice 2040 Portfolio A Class                                5,985,866        10,718,179
                 American Century One Choice 2040 Portfolio Investor Class                        11,310,670        17,125,227
                 American Century One Choice 2040 Portfolio R6 Class                               1,404,712            91,259
                 American Century One Choice 2045 Portfolio A Class                                5,275,084         6,359,785
                 American Century One Choice 2045 Portfolio Investor Class                         9,620,164        10,314,764
                 American Century One Choice 2045 Portfolio R6 Class                                 788,677            14,132
                 American Century One Choice 2050 Portfolio A Class                                4,549,433         5,431,028
                 American Century One Choice 2050 Portfolio Investor Class                         8,879,387        12,910,213
                 American Century One Choice 2050 Portfolio R6 Class                                 527,288            26,419

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                      PURCHASES           SALES
                 -------------------------------------------------------------------------   ----------------  ----------------
                 American Century One Choice 2055 Portfolio A Class                                3,288,517         2,651,138
                 American Century One Choice 2055 Portfolio Investor Class                         5,093,167         5,341,808
                 American Century One Choice 2055 Portfolio R6 Class                                 235,623            21,247
                 American Century One Choice 2060 Portfolio A Class                                  682,011           538,809
                 American Century One Choice 2060 Portfolio Investor Class                           800,505           525,814
                 American Century One Choice 2060 Portfolio R6 Class                                   7,089             1,974
                 American Century One Choice In Retirement Port. R6 Class                            463,355            12,946
                 American Century One Choice In Retirement Portfolio A Class                       2,236,194         8,247,143
                 American Century One Choice In Retirement Portfolio Investor Class                3,033,551         8,468,120
                 American Century Real Estate Fund A Class                                           351,811         1,116,147
                 American Century Real Estate Fund Investor Class                                    661,237         1,204,566
                 American Century Real Estate Fund R6 Class                                          632,314           111,649
                 American Century Select A Class                                                      19,145           102,784
                 American Century Select Investor Class                                               11,877             1,278
                 American Century Small Cap Growth A Class                                           190,903           160,762
                 American Century Small Cap Value Fund A Class                                       698,405         1,170,906
                 American Century Small Cap Value Fund Investor Class                              1,936,779         3,447,139
                 American Century Small Company A Class                                              388,842         1,250,497
                 American Century Strategic Alloc.: Aggressive Fd. R6 Cl.                          3,983,554         3,687,568
                 American Century Strategic Alloc.: Aggressive Fund A Class                        1,850,699         4,234,709
                 American Century Strategic Alloc.: Aggressive Fund Investor Class                 5,861,059        25,145,257
                 American Century Strategic Alloc.: Conser. Fund R6 Class                            993,856           168,554
                 American Century Strategic Alloc.: Conservative Fund A Class                      1,052,493         1,600,476
                 American Century Strategic Alloc.: Conservative Fund Investor Class               1,780,336         7,908,400
                 American Century Strategic Alloc.: Moderate Fd. R6 Class                          3,348,331         2,836,470
                 American Century Strategic Alloc.: Moderate Fund A Class                          2,413,911         9,823,714
                 American Century Strategic Alloc.: Moderate Fund Investor Class                  15,466,908        46,034,305
                 American Century Ultra Fund A Class                                                  94,317            86,846
                 American Century Ultra Fund Investor Class                                          137,352           381,791
                 American Century Value A Class                                                        5,655             2,139
                 American Century Value Investor Class                                               423,715           667,430
                 American Century VP Capital Appreciation Fund I Class                             1,198,293         2,927,467
                 American Funds 2010 Target Date Retirement Fund R3 Class                            486,944           364,872
                 American Funds 2010 Target Date Retirement Fund R4 Class                            766,157           195,997
                 American Funds 2010 Target Date Retirement Fund R6 Class                            955,571             6,882
                 American Funds 2015 Target Date Retirement Fund R3 Class                          1,612,745           165,068
                 American Funds 2015 Target Date Retirement Fund R4 Class                          1,922,683           833,334
                 American Funds 2015 Target Date Retirement Fund R6 Class                            584,518           136,349
                 American Funds 2020 Target Date Retirement Fund R3 Class                          1,896,742           281,382
                 American Funds 2020 Target Date Retirement Fund R4 Class                          8,065,190         1,045,840
                 American Funds 2020 Target Date Retirement Fund R6 Class                          2,674,920            55,918
                 American Funds 2025 Target Date Retirement Fund R3 Class                    $     1,833,968   $       197,889
                 American Funds 2025 Target Date Retirement Fund R4 Class                          7,068,528         1,290,685
                 American Funds 2025 Target Date Retirement Fund R6 Class                          3,248,985           184,623
                 American Funds 2030 Target Date Retirement Fund R3 Class                          2,226,398           109,075
                 American Funds 2030 Target Date Retirement Fund R4 Class                          7,626,026         1,782,965
                 American Funds 2030 Target Date Retirement Fund R6 Class                          4,082,624           182,353
                 American Funds 2035 Target Date Retirement Fund R3 Class                            962,682            59,036
                 American Funds 2035 Target Date Retirement Fund R4 Class                          7,023,047         1,984,525
                 American Funds 2035 Target Date Retirement Fund R6 Class                          3,088,806            63,712
                 American Funds 2040 Target Date Retirement Fund R3 Class                          1,428,770           300,134
                 American Funds 2040 Target Date Retirement Fund R4 Class                          5,977,311         1,181,140
                 American Funds 2040 Target Date Retirement Fund R6 Class                          5,142,678           371,012
                 American Funds 2045 Target Date Retirement Fund R3 Class                          1,011,066           110,181
                 American Funds 2045 Target Date Retirement Fund R4 Class                          5,768,392         1,008,088
                 American Funds 2045 Target Date Retirement Fund R6 Class                          2,397,959           111,477
                 American Funds 2050 Target Date Retirement Fund R3 Class                            702,224            55,257
                 American Funds 2050 Target Date Retirement Fund R4 Class                          3,105,856           492,678
                 American Funds 2050 Target Date Retirement Fund R6 Class                          1,842,385           224,868
                 American Funds 2055 Target Date Retirement Fund R3 Class                            364,701            46,637

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                      PURCHASES           SALES
                 -------------------------------------------------------------------------   ----------------  ----------------
                 American Funds 2055 Target Date Retirement Fund R4 Class                            880,642           112,346
                 American Funds 2055 Target Date Retirement Fund R6 Class                            786,272            56,304
                 American Funds 2060 Target Date Retirement Fund R3 Class                             23,650               818
                 American Funds 2060 Target Date Retirement Fund R4 Class                            710,848           164,351
                 American Funds 2060 Target Date Retirement Fund R6 Class                             41,500             9,717
                 American Funds AMCAP Fund R3 Class                                                  901,915         1,614,284
                 American Funds AMCAP Fund R4 Class                                                2,196,139         4,445,829
                 American Funds AMCAP Fund R6 Class                                                3,520,559           426,671
                 American Funds American Balanced Fund R3 Class                                    8,516,092         5,704,591
                 American Funds American Balanced Fund R4 Class                                   25,136,165        35,219,891
                 American Funds American Balanced Fund R6 Class                                   18,188,879         6,975,615
                 American Funds American High Income Trust R3 Class                                  175,440           462,337
                 American Funds American High Income Trust R4 Class                                  228,722           228,343
                 American Funds Capital World Bond Fund R6 Class                                       2,826             1,352
                 American Funds Capital World Growth and Inc. Fd. R6 Cl.                           5,645,798         1,210,116
                 American Funds Capital World Growth and Income Fund R3 Class                      1,347,982         3,875,106
                 American Funds Capital World Growth and Income Fund R4 Class                      5,323,211        12,086,692
                 American Funds EuroPacific Growth Fund R3 Class                                   3,810,216         5,853,853
                 American Funds EuroPacific Growth Fund R4 Class                                  12,801,666        30,418,808
                 American Funds EuroPacific Growth Fund R6 Class                                  12,426,142         3,251,126
                 American Funds Fundamental Investors R3 Class                                     1,862,715         3,570,356
                 American Funds Fundamental Investors R4 Class                                     3,149,453         9,851,997
                 American Funds Fundamental Investors R6 Class                                     4,361,922           330,341
                 American Funds Intermediate Bond Fund of America R3 Class                            79,062           279,917
                 American Funds Intermediate Bond Fund of America R4 Class                            62,414            56,888
                 American Funds New Perspective Fund R3 Class                                      1,457,841         1,614,860
                 American Funds New Perspective Fund R4 Class                                      2,941,492         2,699,109
                 American Funds New Perspective Fund R6 Class                                      1,990,667           282,798
                 American Funds New World Fund R3 Class                                              317,753           249,801
                 American Funds New World Fund R4 Class                                            4,732,921         6,008,364
                 American Funds New World Fund R6 Class                                            1,440,398           239,068
                 American Funds SMALLCAP World Fund R3 Class                                         294,650           480,216
                 American Funds SMALLCAP World Fund R4 Class                                         394,213         1,567,763
                 American Funds SMALLCAP World Fund R6 Class                                       1,051,644           789,938
                 American Funds The Growth Fund of America R3 Class                                3,349,428         5,110,357
                 American Funds The Growth Fund of America R4 Class                                6,647,909        11,885,195
                 American Funds The Growth Fund of America R6 Class                               14,489,034         1,346,085
                 American Funds Washington Mutual Investors Fund R3 Class                          1,607,330         1,431,968
                 American Funds Washington Mutual Investors Fund R4 Class                          5,999,162        10,565,166
                 American Funds Washington Mutual Investors Fund R6 Class                          4,441,477         1,380,878
                 AMG Renaissance Large Cap Growth N Class                                             45,420               937
                 AMG Managers Cadence Mid Cap Fund Investor Class                                      1,518            10,875
                 AMG Managers Cadence Mid Cap Fund Service Class                                      10,059               106
                 AQR Emerging Multi-Style Fund N Class                                       $         2,305   $             2
                 AQR Large Cap Multi-Style Fund N Class                                                5,104             1,241
                 Ariel Appreciation Fund Investor Class                                               62,280           246,951
                 Ariel Fund Investor Class                                                           123,578           905,414
                 Ave Maria Growth Fund                                                                90,980           342,333
                 Ave Maria Rising Dividend Fund                                                      196,447           529,822
                 Ave Maria Value Fund                                                                  7,781           221,292
                 Ave Maria World Equity Fund                                                           4,286            71,475
                 BlackRock Advisor Small Cap Growth Equity Port Institutional Class                    7,058             8,907
                 BlackRock Equity Dividend Fund Institutional Class                                   74,856            73,695
                 BlackRock Global Allocation Fund Institutional Class                                674,099         2,085,061
                 BlackRock Global Allocation Fund K Class                                          1,243,780            59,114
                 BlackRock Global Allocation Fund R Class                                            641,567         1,687,571
                 BlackRock GNMA Portfolio Service Class                                              312,074           176,022
                 BlackRock Health Sciences Opport. Port. Inst. Class                                 281,242           135,261
                 BlackRock Health Sciences Opportunities Port. R Class                                13,614               577
                 BlackRock Health Sciences Opportunities Portfolio K Cl.                              31,142            13,439

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                      PURCHASES           SALES
                 -------------------------------------------------------------------------   ----------------  ----------------
                 BlackRock High Yield Bond Portfolio R Class                                             864                 9
                 BlackRock High Yield Bond Portfolio Service Class                                       149                 6
                 BlackRock Total Return Fund A Class                                                 282,717           239,430
                 BlackRock Total Return Fund K Class                                               1,187,458           579,404
                 BlackRock Total Return Fund R Class                                                  61,123             2,227
                 BMO Aggressive Allocation Fund R6 Class                                           1,522,470           226,120
                 BMO Balanced Allocation Fund R6 Class                                               219,482               557
                 BMO Conservative Allocation Fund R6 Class                                            58,004               129
                 BMO Mid-Cap Growth Fund A Class                                                     352,576            81,246
                 BMO Mid-Cap Value Fund A Class                                                      747,764           163,094
                 BMO Moderate Allocation Fund R6 Class                                               779,721            14,479
                 BMO Small-Cap Growth Fund A Class                                                 1,726,241           197,957
                 Calvert Equity Portfolio A Class                                                    246,566           551,320
                 Calvert Income Fund A Class                                                         112,732           324,541
                 Calvert Small Cap Fund A Class                                                       26,322            93,581
                 Calvert VP SRI Mid Cap Growth Portfolio                                             748,248         2,297,451
                 ClearBridge Aggressive Growth Fund FI Class                                         149,263         2,058,284
                 ClearBridge Aggressive Growth Fund R Class                                           72,394           727,898
                 ClearBridge Appreciation Fund FI Class                                              314,531           844,046
                 ClearBridge Appreciation Fund R Class                                                16,041             5,449
                 Columbia Acorn International Fund A Class                                             4,284             3,796
                 Columbia Acorn International Fund Advisor Class                                       2,415               343
                 Columbia Acorn International Fund Institutional Class                                35,181            44,556
                 Columbia Contrarian Core Fund A Class                                               449,215           349,833
                 Columbia Contrarian Core Fund Advisor Class                                         205,770            19,364
                 Columbia Dividend Income Fund A Class                                                12,629            13,148
                 Columbia Dividend Income Fund Advisor Class                                       1,168,874         7,616,252
                 Columbia Emerging Markets Bond Fund A Class                                          22,821           105,468
                 Columbia Emerging Markets Bond Fund Institutional 3 Class                           179,268            11,545
                 Columbia Mid Cap Index Fund A Class                                              18,901,730        15,641,505
                 Columbia Mid Cap Value Fund Advisor Class                                           255,363            76,078
                 Columbia Select Global Growth Fund A Class                                            6,513            37,420
                 Columbia Select Global Growth Fund Advisor Class                                      2,858                15
                 Columbia Select Large-Cap Value Fund A Class                                             (1)            2,136
                 Columbia Select Large-Cap Value Fund Advisor Class                               17,338,496         2,146,287
                 Columbia Select Smaller-Cap Value Fund A Class                                      123,008           383,356
                 Columbia Select Smaller-Cap Value Fund Advisor Class                                  1,477             2,786
                 Columbia Seligman Communications and Info Fund Y Class                              346,281             4,359
                 Columbia Seligman Communications and Information Fund A Class                       756,769           307,791
                 Columbia Seligman Communications and Information Fund Advisor Class               1,105,252           400,317
                 Columbia Seligman Communications and Information Fund Institutional Class           384,786           367,310
                 Columbia Small Cap Index Fund A Class                                            11,440,502        11,528,504
                 Columbia U.S. Government Mortgage Fund A Class                                      335,000           423,731
                 Columbia U.S. Government Mortgage Fund R4 Class                                     243,919           103,941
                 CRM Mid Cap Value Investor Class                                                          1                 2
                 Deutsche CROCI U.S. Fund A Class                                            $        15,461   $        65,088
                 Deutsche Enhanced Commodity Strategy Fund A Class                                         1                --
                 Deutsche Enhanced Commodity Strategy Fund S Class                                   137,056             3,376
                 Deutsche GNMA Fund A Class                                                           10,337             2,109
                 Deutsche GNMA Fund S Class                                                          923,732            73,564
                 Deutsche Mid Cap Value Fund A Class                                                  12,443            36,955
                 Deutsche Mid Cap Value Fund S Class                                                 156,065            15,951
                 Deutsche Real Assets Fund A Class                                                    32,650           216,628
                 Deutsche Real Assets Fund S Class                                                    11,361            15,878
                 Deutsche Real Estate Securities Fund A Class                                        374,738           306,035
                 Deutsche Real Estate Securities Fund R6 Class                                       426,001            74,856
                 Deutsche Real Estate Securities Fund S Class                                      1,494,614         1,405,500
                 Deutsche Small Cap Core Fund A Class                                                 84,027             1,872
                 Deutsche Small Cap Core Fund S Class                                                 45,391               551
                 DFA Emerging Markets Portfolio Institutional Class                                  103,801               617

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                      PURCHASES           SALES
                 -------------------------------------------------------------------------   ----------------  ----------------
                 DFA Emerging Markets Value R2 Class                                                  49,215             3,950
                 DFA Global Allocation 60/40 Portfolio Inst. Class                                        25                --
                 DFA Global Allocation 60/40 Portfolio R2 Class                                       32,036            98,862
                 DFA Global Equity Portfolio Institutional Class                                   2,503,048           486,908
                 DFA Global Equity Portfolio R2 Class                                              2,047,499         2,940,163
                 DFA International Core Equity Portfolio Inst. Class                                 414,771             6,516
                 DFA International Value R2 Class                                                        322                 5
                 DFA Investment Grade Portfolio Institutional Class                                  506,938            17,496
                 DFA Real Estate Securities Portfolio Institutional Class                            232,856           118,953
                 DFA U.S. Large Cap Growth Portfolio Institutional Class                           1,891,791           239,117
                 DFA U.S. Large Company Portfolio                                                    646,609            58,316
                 DFA U.S. Small Cap Growth Portfolio Institutional Class                              10,896             2,147
                 DFA U.S. Small Cap Portfolio Institutional Class                                    835,023           417,987
                 DFA U.S. Targeted Value Portfolio Institutional Class                             2,338,227           532,660
                 DFA U.S. Targeted Value Portfolio R2 Class                                        3,236,022         2,720,133
                 DFA World ex U.S. Gvt Fixed Income Portfolio Inst. Class                          1,225,697           243,335
                 Dreyfus Natural Resources Fund I Class                                              192,884           408,078
                 Federated High Yield Trust Institutional Class                                      612,466         1,679,289
                 Federated High Yield Trust Service Class                                            110,069           394,142
                 Federated International Leaders Fund A Class                                         58,825         1,027,038
                 Federated International Leaders Fund Institutional Class                            402,239            78,349
                 Federated Kaufmann Large Cap Fund A Class                                            51,738            17,476
                 Federated Kaufmann Large Cap Fund Institutional Class                               152,041            34,978
                 Federated MDT All Cap Core Fund A Class                                              18,962             3,049
                 Federated MDT All Cap Core Fund Institutional Class                                  44,915               224
                 Fidelity Advisor Diversified International Fund M Class                                   2            34,135
                 Fidelity Advisor Diversified Stock Fund Institutional Class                          41,876           214,613
                 Fidelity Advisor Diversified Stock Fund M Class                                      43,976           333,464
                 Fidelity Advisor Dividend Growth Fund M Class                                        51,560           434,299
                 Fidelity Advisor Equity Growth Fund M Class                                         399,465           682,313
                 Fidelity Advisor Equity Income Fund M Class                                          80,322           101,620
                 Fidelity Advisor Freedom 2010 Fund I Class                                          149,707           188,441
                 Fidelity Advisor Freedom 2010 Fund M Class                                          107,907           501,006
                 Fidelity Advisor Freedom 2015 Fund I Class                                          130,618            28,917
                 Fidelity Advisor Freedom 2015 Fund M Class                                          167,719         1,338,958
                 Fidelity Advisor Freedom 2020 Fund I Class                                        1,117,355           693,337
                 Fidelity Advisor Freedom 2020 Fund M Class                                        1,089,049         3,294,043
                 Fidelity Advisor Freedom 2025 Fund I Class                                          794,062           103,041
                 Fidelity Advisor Freedom 2025 Fund M Class                                          537,171         2,845,376
                 Fidelity Advisor Freedom 2030 Fund I Class                                        1,550,507           782,388
                 Fidelity Advisor Freedom 2030 Fund M Class                                          803,320         3,103,800
                 Fidelity Advisor Freedom 2035 Fund I Class                                          513,366           151,863
                 Fidelity Advisor Freedom 2035 Fund M Class                                          558,554           983,842
                 Fidelity Advisor Freedom 2040 Fund I Class                                          631,343           601,368
                 Fidelity Advisor Freedom 2040 Fund M Class                                          493,790         2,503,692
                 Fidelity Advisor Freedom 2045 Fund I Class                                          367,387           270,575
                 Fidelity Advisor Freedom 2045 Fund M Class                                          352,723         1,593,036
                 Fidelity Advisor Freedom 2050 Fund I Class                                  $       593,561   $       493,620
                 Fidelity Advisor Freedom 2050 Fund M Class                                          351,939         1,628,964
                 Fidelity Advisor Freedom 2055 Fund I Class                                          291,602            91,144
                 Fidelity Advisor Freedom 2055 Fund M Class                                          349,611           351,490
                 Fidelity Advisor Freedom 2060 Fund I Class                                           28,790             5,152
                 Fidelity Advisor Freedom Income Fund I Class                                         25,127           166,489
                 Fidelity Advisor Freedom Income Fund M Class                                         24,199            27,550
                 Fidelity Advisor Growth & Income Fund M Class                                       139,312           286,410
                 Fidelity Advisor Growth Opportunities Fund M Class                                  249,648           324,420
                 Fidelity Advisor Leveraged Company Stock Fund A Class                               216,168           670,093
                 Fidelity Advisor Leveraged Company Stock Fund M Class                               327,206         1,538,509
                 Fidelity Advisor New Insights Fund A Class                                          996,742           833,534
                 Fidelity Advisor New Insights Fund M Class                                          397,352         2,572,311

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                      PURCHASES           SALES
                 -------------------------------------------------------------------------   ----------------  ----------------
                 Fidelity Advisor Real Estate Fund A Class                                           415,840         3,044,617
                 Fidelity Advisor Real Estate Fund I Class                                           314,042           499,642
                 Fidelity Advisor Real Estate Fund M Class                                            58,252           426,780
                 Fidelity Advisor Small Cap Fund A Class                                              10,119               544
                 Fidelity Advisor Small Cap Fund M Class                                             642,339         1,838,550
                 Fidelity Advisor Stock Selector All Cap Fund M Class                                 45,447            92,605
                 Fidelity Advisor Stock Selector Mid Cap Fund M Class                                295,829           146,468
                 Fidelity Advisor Strategic Dividend & Income Fund M Class                         1,382,241           398,810
                 Fidelity Advisor Strategic Dvd & Inc Fund I Class                                 1,251,609           833,281
                 Fidelity Advisor Strategic Income Fund A Class                                      117,948            57,917
                 Fidelity Advisor Total Bond Fund I Class                                          2,220,094         4,502,602
                 Fidelity Advisor Total Bond Fund M Class                                            227,146           226,766
                 Fidelity Advisor Value Fund A Class                                                   1,428                13
                 Fidelity VIP Asset Manager Portfolio Initial Class                                2,819,886         8,866,307
                 Fidelity VIP Contrafund Portfolio Initial Class                                  11,571,522        42,542,487
                 Fidelity VIP Equity-Income Portfolio Initial Class                                  848,768         2,379,070
                 Fidelity VIP Growth Portfolio Initial Class                                       3,186,038        12,165,241
                 Fidelity VIP High Income Portfolio Initial Class                                    373,076         1,398,616
                 Fidelity VIP Overseas Portfolio Initial Class                                       871,630         2,165,246
                 Franklin Growth Fund A Class                                                        323,324           289,332
                 Franklin Growth Fund Advisor Class                                                   21,597             4,949
                 Franklin Growth Fund R Class                                                        320,278           210,604
                 Franklin Growth Opportunities Fund Advisor Class                                        299                --
                 Franklin Growth Opportunities Fund R Class                                           19,126           555,279
                 Franklin Income Fund Advisor Class                                                  182,159         1,126,217
                 Franklin Income Fund R Class                                                        236,373           579,545
                 Franklin Mutual Global Discovery Fund R Class                                        52,968             5,279
                 Franklin Mutual Global Discovery Fund Z Class                                       682,875           298,494
                 Franklin Small Cap Value Fund A Class                                               176,166         1,009,246
                 Franklin Small Cap Value Fund Advisor Class                                          59,044            21,132
                 Franklin Small Cap Value Fund R Class                                               147,607           712,201
                 Franklin Small-Mid Cap Growth Fund R Class                                           27,619            70,719
                 Franklin Strategic Income Fund A Class                                                8,213            81,385
                 Franklin Strategic Income Fund R Class                                            4,361,285         5,440,527
                 Franklin Strategic Income Fund R6 Class                                           2,069,550         1,154,111
                 Franklin Utilities Fund Advisor Class                                               240,191               574
                 Franklin Utilities Fund R Class                                                      40,698             4,070
                 Franklin Utilities Fund R6 Class                                                     37,917                13
                 Goldman Sachs Financial Square Government Fund Admin Class                        6,873,404         7,722,547
                 Goldman Sachs Financial Square Government Fund R6 Class                             255,853           182,147
                 Goldman Sachs Financial Square Government Fund Resource Class                     4,641,254         4,045,312
                 Goldman Sachs Growth Opportunities Fund Investor Class                              786,193         1,424,317
                 Goldman Sachs Growth Opportunities Fund Service Class                                29,117            25,839
                 Goldman Sachs Growth Strategy Portfolio Institutional Class                           4,692               342
                 Goldman Sachs Growth Strategy Portfolio Service Class                               135,022             4,261
                 Goldman Sachs International Equity Insights Fd. R6 Class                             48,820               373
                 Goldman Sachs International Equity Insights Fund Institutional Class              1,137,738           366,891
                 Goldman Sachs International Equity Insights Fund Service Class                      611,388           339,254
                 Goldman Sachs Large Cap Growth Insights Fund Investor Class                      13,125,087         1,874,917
                 Goldman Sachs Large Cap Growth Insights Fund R6 Class                       $       720,036   $        45,707
                 Goldman Sachs Large Cap Growth Insights Fund Service Class                        6,673,404           766,927
                 Goldman Sachs Large Cap Value Insights Fund Investor Class                          531,494           520,407
                 Goldman Sachs Large Cap Value Insights Fund R6 Class                                 38,858               194
                 Goldman Sachs Large Cap Value Insights Fund Service Class                            15,232            87,515
                 Goldman Sachs Mid Cap Value Fund Institutional Class                              1,494,002         7,668,505
                 Goldman Sachs Mid Cap Value Fund Service Class                                      466,309         1,331,844
                 Goldman Sachs Small Cap Value Fund Institutional Class                           13,204,871        13,372,155
                 Goldman Sachs Small Cap Value Fund R6 Class                                       2,687,117           379,804
                 Goldman Sachs Small Cap Value Fund Service Class                                  6,945,930         7,762,963
                 Goldman Sachs Technology Opportunities Fund Institutional Class                   1,423,681         6,815,735

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                      PURCHASES           SALES
                 -------------------------------------------------------------------------   ----------------  ----------------
                 Goldman Sachs Technology Opportunities Fund Service Class                           275,688           398,918
                 Goldman Sachs U.S. Equity Insights Investor Class                                   158,079           301,904
                 Goldman Sachs U.S. Equity Insights Service Class                                    170,855           404,153
                 Invesco American Franchise Fund A Class                                              12,591            53,570
                 Invesco American Value Fund A Class                                                  55,207           164,445
                 Invesco American Value Fund Y Class                                                  20,684             7,705
                 Invesco Comstock Fund A Class                                                       241,140         5,298,649
                 Invesco Comstock Fund R Class                                                       663,466           873,702
                 Invesco Diversified Dividend Fund A Class                                         3,267,686         8,561,847
                 Invesco Diversified Dividend Fund Investor Class                                  8,143,612         8,376,484
                 Invesco Diversified Dividend Fund R6 Class                                       10,675,595         4,034,726
                 Invesco Energy Fund A Class                                                         255,546           588,872
                 Invesco Energy Fund Investor Class                                                  298,668         1,535,328
                 Invesco Floating Rate Fund Y Class                                                  157,158           126,548
                 Invesco Global Health Care Fund A Class                                              39,436           123,560
                 Invesco Global Health Care Fund Investor Class                                       53,305            71,792
                 Invesco Global Low Volatility Equity Yield Fund A Class                               2,673            55,711
                 Invesco Global Low Volatility Equity Yield Fund R5 Class                             10,207           175,921
                 Invesco International Growth Fund R Class                                            45,256            64,099
                 Invesco International Growth Fund R5 Class                                          675,167         1,250,690
                 Invesco Mid Cap Core Equity Fund A Class                                             31,724           292,827
                 Invesco Mid Cap Core Equity Fund R Class                                             90,035           738,224
                 Invesco Mid Cap Growth Fund A Class                                                  34,271           117,290
                 Invesco Mid Cap Growth Fund R Class                                                   3,478                74
                 Invesco Mid Cap Growth Fund R5 Class                                                392,284           139,513
                 Invesco Small Cap Growth Fund A Class                                             2,207,274         3,690,802
                 Invesco Small Cap Growth Fund R Class                                               977,577         2,446,611
                 Invesco Small Cap Growth Fund R6 Class                                              194,114           157,135
                 Invesco Technology Fund A Class                                                     227,747            28,524
                 Invesco Technology Fund Investor Class                                               16,703            10,392
                 Invesco Value Opportunities Fund A Class                                                680               165
                 Invesco Value Opportunities Fund R Class                                             40,462            10,388
                 Ivy Asset Strategy Fund R Class                                                       6,487               503
                 Ivy Balanced Fund R Class                                                            29,124           281,976
                 Ivy Balanced Fund Y Class                                                            84,449           668,432
                 Ivy Energy Fund R Class                                                              48,937           282,228
                 Ivy Energy Fund Y Class                                                           1,035,804           380,100
                 Ivy High Income Fund R Class                                                         77,760            88,339
                 Ivy High Income Fund Y Class                                                        302,494         1,580,234
                 Ivy Science and Technology Fund R Class                                               3,821            45,352
                 Ivy Science and Technology Fund Y Class                                              34,404            17,154
                 Ivy Small Cap Value Fund R Class                                                      1,791               550
                 Janus Balanced Fund N Class                                                         135,918               673
                 Janus Enterprise Fund N Class                                                        55,901            21,397
                 Janus Flexible Bond Fund N Class                                                      6,522                 1
                 Janus Henderson Balanced Fund R Class                                             2,944,254         7,082,319
                 Janus Henderson Balanced Portfolio Service Class                                  7,643,876        19,738,075
                 Janus Henderson Enterprise Fund A Class                                             762,584           419,509
                 Janus Henderson Enterprise Fund S Class                                             413,652           105,562
                 Janus Henderson Flexible Bond Portfolio Institutional Class                       6,237,515         9,611,182
                 Janus Henderson Forty Fund A Class                                                   34,471            21,401
                 Janus Henderson Forty Fund R Class                                          $       268,774   $       576,246
                 Janus Henderson Global Life Sciences Fund S Class                                    91,569            61,795
                 Janus Henderson Global Life Sciences Fund T Class                                   143,877            23,168
                 Janus Henderson Global Research Portfolio Institutional Class                       432,726         2,091,107
                 Janus Henderson Growth and Income Fund                                               52,636           302,125
                 Janus Henderson Mid Cap Value Fund A Class                                           33,388             1,633
                 Janus Henderson Mid Cap Value Fund R Class                                          256,293           445,034
                 Janus Henderson Mid Cap Value Portfolio Service Class                                 2,957            58,144
                 Janus Henderson Research Fund                                                       289,197             1,106

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                      PURCHASES           SALES
                 -------------------------------------------------------------------------   ----------------  ----------------
                 Janus Henderson Small Cap Value Fund                                                307,289           391,771
                 Janus Henderson Triton Fund A Class                                               5,202,399         2,438,782
                 Janus Henderson Triton Fund Service Class                                         1,551,362           619,682
                 Janus Henderson U.S. Managed Volatility Fund Service Class                            9,824           123,567
                 Janus Triton Fund N Class                                                         2,271,496           216,974
                 JPMorgan Mid Cap Growth Fund R4 Class                                               770,601             1,013
                 JPMorgan Mid Cap Growth Fund R6 Class                                               120,697            11,053
                 Knights of Columbus International Equity Fund Inst. Cla                              69,370             2,531
                 Knights of Columbus Large Cap Value Fund Inst. Class                                497,347            10,967
                 Knights of Columbus Small Cap Equity Fund Inst. Class                               499,885            18,713
                 Legg Mason BW Global Opportunities Bond Fund FI Class                             1,939,149           980,864
                 Legg Mason BW Global Opportunities Bond Fund R Class                                 24,710            51,039
                 Lord Abbett Bond-Debenture Fund R5 Class                                              2,016                11
                 Lord Abbett Calibrated Dividend Growth Fund R3 Class                                 64,518           108,147
                 Lord Abbett Calibrated Dividend Growth Fund R5 Class                                  2,222               779
                 Lord Abbett Developing Growth Fund A Class                                          242,464         3,682,814
                 Lord Abbett Developing Growth Fund P Class                                          143,201           497,284
                 Lord Abbett Developing Growth Fund R3 Class                                         284,647         1,586,176
                 Lord Abbett Fundamental Equity Fund R3 Class                                          9,715             2,487
                 Lord Abbett Growth Leaders Fund I Class                                               7,919               909
                 Lord Abbett Growth Leaders Fund R3 Class                                             44,530            16,408
                 Lord Abbett Growth Leaders Fund R5 Class                                             21,312            58,869
                 Lord Abbett Growth Opportunities Fund P Class                                         5,816            25,742
                 Lord Abbett Growth Opportunities Fund R3 Class                                       39,385            40,484
                 Lord Abbett High Yield Fund A Class                                                  39,471           317,425
                 Lord Abbett High Yield Fund R3 Class                                                222,598           252,762
                 Lord Abbett High Yield Fund R5 Class                                              4,978,177           373,862
                 Lord Abbett High Yield Fund R6 Class                                                224,884             4,846
                 Lord Abbett Mid Cap Stock Fund P Class                                                6,233             5,727
                 Lord Abbett Mid Cap Stock Fund R3 Class                                             823,025           176,852
                 Lord Abbett Small Cap Value Fund R3 Class                                            15,573            33,131
                 Lord Abbett Total Return Fund I Class                                                54,530            13,453
                 Lord Abbett Total Return Fund R3 Class                                               83,460           337,369
                 Lord Abbett Total Return Fund R5 Class                                              556,760           211,655
                 Lord Abbett Value Opportunities Fund A Class                                        113,697           153,346
                 Lord Abbett Value Opportunities Fund P Class                                         90,536           242,154
                 Lord Abbett Value Opportunities Fund R3 Class                                       383,123           360,710
                 Manning & Napier Pro-Blend Conservative Term Series S Class                         175,409         1,057,245
                 Manning & Napier Pro-Blend Extended Term Series S Class                             326,028         1,088,354
                 Manning & Napier Pro-Blend Maximum Term Series S Class                              264,334           270,505
                 Manning & Napier Pro-Blend Moderate Term Series S Class                           2,351,842        17,540,891
                 MFS Aggressive Growth Allocation Fund R2 Class                                        3,511                25
                 MFS Aggressive Growth Allocation Fund R3 Class                                        7,624               217
                 MFS Conservative Allocation Fund R2 Class                                           184,179             1,900
                 MFS Conservative Allocation Fund R3 Class                                           256,696            28,030
                 MFS Emerging Markets Debt Fund R3 Class                                              11,293            55,066
                 MFS Growth Allocation Fund R2 Class                                                 357,873            60,543
                 MFS Growth Allocation Fund R3 Class                                                  13,971             3,420
                 MFS Growth Fund R6 Class                                                          1,486,173           703,693
                 MFS International New Discovery Fund A Class                                        523,586         1,466,058
                 MFS International New Discovery Fund R2 Class                                        61,985           341,796
                 MFS International New Discovery Fund R6 Class                                     2,095,448           749,974
                 MFS International Value Fund R2 Class                                               127,988           468,776
                 MFS International Value Fund R3 Class                                       $     3,711,381   $     4,327,544
                 MFS International Value Fund R6 Class                                             2,250,802         1,149,702
                 MFS Massachusetts Investors Growth Stock Fund R2 Class                              706,580         1,524,140
                 MFS Massachusetts Investors Growth Stock Fund R3 Class                            1,585,935         9,674,314
                 MFS Massachusetts Investors Growth Stock Fund R6 Class                               71,164               445
                 MFS Mid Cap Growth Fund A Class                                                   3,646,964           574,709
                 MFS Mid Cap Value Fund R2 Class                                                   1,267,862         2,470,335

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                      PURCHASES           SALES
                 -------------------------------------------------------------------------   ----------------  ----------------
                 MFS Mid Cap Value Fund R3 Class                                                   1,464,944         2,964,545
                 MFS Mid Cap Value Fund R6 Class                                                   6,767,182         2,952,772
                 MFS Moderate Allocation Fund R2 Class                                               518,768            17,934
                 MFS Moderate Allocation Fund R3 Class                                                36,859             4,616
                 MFS New Discovery Fund R2 Class                                                       8,337            61,993
                 MFS New Discovery Fund R3 Class                                                       2,430            28,914
                 MFS Technology Fund R2 Class                                                          5,140               351
                 MFS Technology Fund R3 Class                                                      1,927,226           184,660
                 MFS Technology Fund R6 Class                                                        626,295           216,120
                 MFS Utilities Fund R2 Class                                                          78,670           463,502
                 MFS Utilities Fund R3 Class                                                          48,713           355,171
                 MFS Value Fund A Class                                                            4,589,307        24,029,255
                 MFS Value Fund R6 Class                                                           5,452,880         1,691,985
                 Neuberger Berman Emerging Markets Equity Fund A Class                               296,293            10,981
                 Neuberger Berman Emerging Markets Equity Fund R3 Class                               28,443            25,976
                 Neuberger Berman Focus Fund Advisor Class                                             8,283            95,366
                 Neuberger Berman Large Cap Value Fund Advisor Class                                 135,697           171,724
                 Neuberger Berman Small Cap Growth Fund A Class                                        3,500             7,033
                 Neuberger Berman Small Cap Growth Fund Advisor Class                                 36,916           156,660
                 Neuberger Berman Small Cap Growth Fund R3 Class                                      37,788             8,775
                 Neuberger Berman Socially Responsive Fund A Class                                    22,266            47,444
                 Neuberger Berman Socially Responsive Fund R3 Class                                  134,783           255,992
                 Northern Small Cap Value Fund R Class                                             2,813,912         1,033,234
                 Nuveen International Growth Fund A Class                                             26,183            12,805
                 Nuveen Mid Cap Growth Opportunities Fund A Class                                    634,089         5,177,936
                 Nuveen Mid Cap Growth Opportunities Fund R3 Class                                   336,243         2,993,673
                 Nuveen Mid Cap Value Fund A Class                                                   316,335            24,540
                 Nuveen Mid Cap Value Fund R3 Class                                                    8,253             6,476
                 Nuveen Real Estate Securities Fund A Class                                          222,272           358,424
                 Nuveen Real Estate Securities Fund R3 Class                                         243,157           779,896
                 Nuveen Small Cap Select Fund A Class                                                  3,959            18,078
                 Nuveen Small Cap Select Fund R3 Class                                                 2,169             7,964
                 Nuveen Small Cap Value Fund A Class                                                 234,272            94,218
                 Nuveen Small Cap Value Fund R3 Class                                                634,203           420,944
                 Nuveen Strategy Growth Allocation A Class                                             4,276            41,032
                 Nuveen Strategy Growth Allocation R3 Class                                              869           155,208
                 Oak Ridge Multi Strategy Fund A Class                                                    --             1,532
                 Oak Ridge Small Cap Growth Fund A Class                                              44,084           261,323
                 Oak Ridge Small Cap Growth Fund I Class                                           1,455,403         1,171,541
                 Oppenheimer Active Allocation Fund A Class                                           97,903           101,683
                 Oppenheimer Active Allocation Fund Y Class                                          283,925           138,740
                 Oppenheimer Developing Markets Fund A Class                                       4,069,891         5,166,795
                 Oppenheimer Developing Markets Fund I Class                                       3,323,894           507,061
                 Oppenheimer Developing Markets Fund Y Class                                       3,427,256        12,929,503
                 Oppenheimer Global Fund A Class                                                     238,660           361,665
                 Oppenheimer Global Fund Y Class                                                     340,164           260,907
                 Oppenheimer Global Opportunities A Class                                            327,131           268,662
                 Oppenheimer Global Opportunities Y Class                                            253,178           186,173
                 Oppenheimer Global Strategic Income A Class                                       1,109,614         1,267,552
                 Oppenheimer Global Strategic Income Y Class                                          93,883           133,425
                 Oppenheimer Gold & Special Minerals Fund A Class                                    543,851           607,764
                 Oppenheimer Gold & Special Minerals Fund Y Class                                    230,107           139,768
                 Oppenheimer International Bond Fund A Class                                         369,035           787,293
                 Oppenheimer International Bond Fund Y Class                                       3,304,239         2,928,557
                 Oppenheimer International Growth Fund A Class                                     1,341,962         2,477,369
                 Oppenheimer International Growth Fund I Class                               $     2,473,610   $       378,590
                 Oppenheimer International Growth Fund Y Class                                     7,395,081         9,470,982
                 Oppenheimer International Small-Mid Company Fund A Class                            888,182         1,088,256
                 Oppenheimer International Small-Mid Company Fund Y Class                          1,975,924         2,001,178
                 Oppenheimer International SMID Company Fund I Class                                  26,178               363

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                      PURCHASES           SALES
                 -------------------------------------------------------------------------   ----------------  ----------------
                 Oppenheimer Main Street All Cap Fund A Class                                        181,532           300,388
                 Oppenheimer Main Street Mid Cap Fund A Class                                        353,475           603,039
                 Oppenheimer Main Street Mid Cap Fund Y Class                                        810,921         1,586,987
                 Oppenheimer Mid Cap Value Fund A Class                                              447,924           789,739
                 Oppenheimer Mid Cap Value Fund Y Class                                              157,902           144,282
                 Oppenheimer Senior Floating Rate Fund A Class                                        51,238            79,738
                 Oppenheimer Senior Floating Rate Fund I Class                                       213,385           103,611
                 Oppenheimer Senior Floating Rate Fund Y Class                                       218,401           155,887
                 Oppenheimer Total Return Bond Fund A Class                                          177,234           165,508
                 Oppenheimer Total Return Bond Fund Y Class                                          233,572         2,056,449
                 Oppenheimer Value Fund A Class                                                       28,860            45,806
                 Oppenheimer Value Fund Y Class                                                       20,857            28,384
                 Parnassus Core Equity Fund Investor Class                                         3,107,995         3,783,537
                 Parnassus Fund                                                                      254,841           657,711
                 Parnassus Mid Cap Fund                                                            3,927,587         4,942,461
                 Pax Balanced Fund Individual Investor Class                                       1,515,506           408,224
                 Pax Global Environmental Markets Fund Indiv. Investor Class                         649,165           160,002
                 Payden Emerging Markets Bond Investor Class                                         217,535           951,975
                 Perkins Small Cap Value Fund N Class                                                 20,431               143
                 PIMCO All Asset Fund Admin Class                                                     28,404             9,633
                 PIMCO All Asset Fund R Class                                                            198                26
                 PIMCO CommoditiesPLUS Strategy Admin Class                                          137,278           997,897
                 PIMCO Commodity Real Return Strategy Admin Class                                    218,265           142,601
                 PIMCO Commodity Real Return Strategy R Class                                          6,047             1,432
                 PIMCO High Yield Fund Admin Class                                                   588,379           927,560
                 PIMCO High Yield Fund Institutional Class                                           264,088               (72)
                 PIMCO High Yield Fund R Class                                                       379,668           791,370
                 PIMCO Income Fund Admin Class                                                     8,163,734         4,093,415
                 PIMCO Income Fund Institutional Class                                               827,974           235,884
                 PIMCO Income Fund R Class                                                         1,314,024           620,412
                 PIMCO Real Return Fund Admin Class                                                1,519,185         3,974,989
                 PIMCO Real Return Fund Institutional Class                                          782,880            80,495
                 PIMCO Real Return Fund R Class                                                      264,503           756,356
                 PIMCO Total Return Fund Admin Class                                               2,431,939         4,901,561
                 PIMCO Total Return Fund Institutional Class                                         177,462            15,388
                 PIMCO Total Return Fund R Class                                                   1,164,383         3,172,091
                 Pioneer Bond Fund A Class                                                         2,787,232         5,118,915
                 Pioneer Bond Fund K Class                                                         3,478,192         2,036,981
                 Pioneer Bond Fund Y Class                                                         9,460,462        11,347,749
                 Pioneer Dynamic Credit Fund A Class                                                     252                 5
                 Pioneer Equity Income Fund A Class                                                  754,801           978,991
                 Pioneer Equity Income Fund K Class                                                3,818,599         3,168,194
                 Pioneer Equity Income Fund Y Class                                                3,226,114        11,871,096
                 Pioneer Fund A Class                                                                  7,805            49,560
                 Pioneer Fund VCT Portfolio I Class                                                   38,135           144,700
                 Pioneer Fundamental Growth Fund A Class                                           1,516,348         3,137,016
                 Pioneer Fundamental Growth Fund K Class                                             763,706           193,222
                 Pioneer Fundamental Growth Fund Y Class                                           2,102,596         5,003,568
                 Pioneer Global Equity A Class                                                        55,094               170
                 Pioneer High Yield Fund A Class                                                      64,006           260,639
                 Pioneer High Yield Fund Y Class                                                      18,940             3,222
                 Pioneer Mid Cap Value Fund A Class                                                   61,935           162,947
                 Pioneer Mid Cap Value Fund Y Class                                                   59,878           106,019
                 Pioneer Select Mid Cap Growth Fund A Class                                        1,558,006         1,383,985
                 Pioneer Select Mid Cap Growth Fund K Class                                          724,758            89,967
                 Pioneer Select Mid Cap Growth VCT Portfolio I Class                                 863,814         2,934,345
                 Pioneer Strategic Income Fund A Class                                               425,472           419,520
                 Pioneer Strategic Income Fund K Class                                       $       525,662   $         1,954
                 Pioneer Strategic Income Fund Y Class                                               234,064           951,074

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                      PURCHASES           SALES
                 -------------------------------------------------------------------------   ----------------  ----------------
                 PNC International Equity Fund A Class                                                24,486             2,188
                 PNC International Equity Fund I Class                                               473,933            44,363
                 PNC Multi-Factor Small Cap Core Fund A Class                                        350,365            35,488
                 PNC Multi-Factor Small Cap Core Fund I Class                                        277,588             9,730
                 Principal MidCap S&P 400 Index Fund R3 Class                                      1,392,282           730,754
                 Principal SmallCap S&P 600 Index Fund R3 Class                                      829,492           127,792
                 Prudential Financial Services Fund A Class                                          162,401            65,126
                 Prudential Financial Services Fund Z Class                                           72,189           242,734
                 Prudential Global Real Estate Fund A Class                                          249,811           332,002
                 Prudential Global Real Estate Fund Q Class                                        1,937,723           119,656
                 Prudential Global Real Estate Fund Z Class                                        1,770,802         5,251,091
                 Prudential High Yield Fund A Class                                                1,478,664         2,163,847
                 Prudential High Yield Fund Z Class                                                5,299,338         5,235,839
                 Prudential High Yield Fund Q Class                                                1,586,045           912,583
                 Prudential Jennison 20/20 Focus A Class                                              31,142            59,387
                 Prudential Jennison Focused Growth Z Class                                            3,302             7,431
                 Prudential Jennison Health Sciences Fund A Class                                    678,477         1,253,469
                 Prudential Jennison Health Sciences Fund Z Class                                  1,461,121           875,644
                 Prudential Jennison Mid Cap Growth Fund A Class                                     982,694         2,108,110
                 Prudential Jennison Mid Cap Growth Fund Q Class                                     784,679            21,773
                 Prudential Jennison Mid Cap Growth Fund Z Class                                   2,616,200        11,815,818
                 Prudential Jennison Natural Resources Fund A Class                                   72,184           301,651
                 Prudential Jennison Natural Resources Fund Q Class                                  421,003            25,759
                 Prudential Jennison Natural Resources Fund Z Class                                  438,942           489,310
                 Prudential Jennison Small Company A Class                                           361,272           677,869
                 Prudential Jennison Small Company Z Class                                           986,402           271,590
                 Prudential QMA Mid Cap Value A Class                                                175,072           242,468
                 Prudential QMA Mid Cap Value Z Class                                              2,126,051         1,603,608
                 Prudential Total Return Bond A Class                                              2,985,690         4,624,783
                 Prudential Total Return Bond Q Class                                              6,692,590           807,545
                 Prudential Total Return Bond Z Class                                             17,735,383        11,071,895
                 Putnam Equity Income Fund A Class                                                    40,391            41,654
                 Putnam Growth Opportunities Fund A Class                                                981                29
                 RidgeWorth Ceredex Large Cap Value Equity Fund A Class                            1,195,363         3,397,637
                 RidgeWorth Ceredex Large Cap Value Equity Fund Institutional Class                3,268,763         6,151,634
                 RidgeWorth Ceredex Large Cap Value Equity Fund IS Class                           1,599,583           982,871
                 RidgeWorth Ceredex Mid Cap Value Equity Fund A Class                                 71,783           197,291
                 RidgeWorth Ceredex Mid Cap Value Equity Fund Institutional Class                    192,841           556,302
                 RidgeWorth Ceredex Mid-Cap Value Equity Fund IS Class                                29,271            27,748
                 RidgeWorth Ceredex Small Cap Value Equity Fund A Class                               62,657           227,855
                 RidgeWorth Ceredex Small Cap Value Equity Fund Institutional Class                    1,050            18,614
                 RidgeWorth Seix High Income Fund A Class                                            123,974         4,322,196
                 RidgeWorth Seix High Income Fund R Class                                             35,473           189,220
                 RidgeWorth Seix Total Return Bond Fund A Class                                        2,857             3,327
                 RidgeWorth Seix Total Return Bond Fund R Class                                        3,094               247
                 Russell Commodity Strategies S Class                                                     25             7,515
                 Russell Emerging Markets S Class                                                    178,025           532,916
                 Russell Global Equity Fund S Class                                                    1,022             3,208
                 Russell Global Real Estate Securities Fund S Class                                  991,532           290,757
                 Russell Investment Grade Bond Fund S Class                                           61,909            27,555
                 Russell LifePoints Balanced Strategy Fund R1 Class                                  333,489         1,863,454
                 Russell LifePoints Balanced Strategy Fund R5 Class                                  520,605         3,242,567
                 Russell LifePoints Conservative Strategy Fund R1 Class                              244,464           264,690
                 Russell LifePoints Conservative Strategy Fund R5 Class                              159,918           328,085
                 Russell LifePoints Equity Growth Strategy Fund R1 Class                             136,084           541,237
                 Russell LifePoints Equity Growth Strategy Fund R5 Class                             163,498           681,325
                 Russell LifePoints Growth Strategy Fund R1 Class                                    226,831           882,082
                 Russell LifePoints Growth Strategy Fund R5 Class                                    180,758         1,206,255
                 Russell LifePoints Moderate Strategy Fund R1 Class                                   70,805           265,650
                 Russell LifePoints Moderate Strategy Fund R5 Class                                  270,591           728,949

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                      PURCHASES           SALES
                 -------------------------------------------------------------------------   ----------------  ----------------
                 Russell Short Duration Bond Fund S Class                                    $       795,779   $       518,456
                 Russell Strategic Bond Fund S Class                                                 152,503         1,281,141
                 Russell U.S. Core Equity Fund S Class                                                    --            23,030
                 Russell U.S. Defensive Equity Fund S Class                                              370                20
                 Russell U.S. Small Cap Equity Fund S Class                                          112,277            31,668
                 State Street Equity 500 Index Admin Class                                        47,345,886        77,860,824
                 State Street Equity 500 Index R Class                                            11,503,677        16,246,165
                 Steward Large Cap Enhanced Index Fund Individual Class                                3,383            36,752
                 Steward Small-Mid Cap Enhanced Index Fund Individual Class                           63,125            38,038
                 T. Rowe Price Blue Chip Growth Fund I Class                                       2,587,031         1,845,453
                 T. Rowe Price Blue Chip Growth Fund R Class                                       8,229,218        13,584,685
                 T. Rowe Price Equity Income Fund I Class                                             18,532                25
                 T. Rowe Price Equity Income Fund R Class                                            784,039         3,034,740
                 T. Rowe Price Equity Income Portfolio                                             3,651,412        20,306,318
                 T. Rowe Price European Stock Fund                                                    55,825            23,471
                 T. Rowe Price Growth Stock Fund Advisor Class                                    13,730,283        16,436,414
                 T. Rowe Price Growth Stock Fund I Class                                             385,362                92
                 T. Rowe Price Growth Stock Fund R Class                                           1,597,714         4,118,112
                 T. Rowe Price International Growth & Income Fund Advisor Class                    1,467,718         2,868,391
                 T. Rowe Price International Growth & Income Fund I Class                            944,517         1,056,602
                 T. Rowe Price International Stock Fund R Class                                       17,708            53,766
                 T. Rowe Price International Value Equity Fund R Class                               316,835           502,418
                 T. Rowe Price Mid-Cap Growth Fund R Class                                         1,302,615         1,730,440
                 T. Rowe Price Mid-Cap Value Fund Advisor Class                                      201,325           536,636
                 T. Rowe Price Mid-Cap Value Fund R Class                                            108,451         1,057,589
                 T. Rowe Price Real Estate Fund I Class                                              766,462           381,257
                 T. Rowe Price Retirement 2005 Fund Advisor Class                                    136,649           239,150
                 T. Rowe Price Retirement 2005 Fund R Class                                          531,638           485,941
                 T. Rowe Price Retirement 2010 Fund Advisor Class                                  2,134,278         3,097,942
                 T. Rowe Price Retirement 2010 Fund R Class                                          689,114           683,905
                 T. Rowe Price Retirement 2015 Fund Advisor Class                                  5,565,108         6,683,239
                 T. Rowe Price Retirement 2015 Fund R Class                                        1,006,182         5,524,745
                 T. Rowe Price Retirement 2020 Fund Advisor Class                                  8,247,061        11,697,773
                 T. Rowe Price Retirement 2020 Fund R Class                                        4,342,578         9,836,803
                 T. Rowe Price Retirement 2025 Fund Advisor Class                                 10,889,669        10,587,785
                 T. Rowe Price Retirement 2025 Fund R Class                                        4,461,089         6,909,366
                 T. Rowe Price Retirement 2030 Fund Advisor Class                                  7,872,812         8,084,371
                 T. Rowe Price Retirement 2030 Fund R Class                                        3,756,501         7,655,184
                 T. Rowe Price Retirement 2035 Fund Advisor Class                                  9,652,724         5,802,595
                 T. Rowe Price Retirement 2035 Fund R Class                                        3,557,115         7,520,375
                 T. Rowe Price Retirement 2040 Fund Advisor Class                                  7,939,097         5,832,479
                 T. Rowe Price Retirement 2040 Fund R Class                                        2,715,636         7,148,845
                 T. Rowe Price Retirement 2045 Fund Advisor Class                                  7,548,439         5,029,845
                 T. Rowe Price Retirement 2045 Fund R Class                                        2,430,781         4,276,575
                 T. Rowe Price Retirement 2050 Fund Advisor Class                                  5,134,658         3,718,058
                 T. Rowe Price Retirement 2050 Fund R Class                                        2,607,040         4,655,530
                 T. Rowe Price Retirement 2055 Fund Advisor Class                                  3,239,968         1,884,850
                 T. Rowe Price Retirement 2055 Fund R Class                                        1,538,944         1,910,567
                 T. Rowe Price Retirement 2060 Fund Advisor Class                                    435,939            89,546
                 T. Rowe Price Retirement 2060 Fund R Class                                          226,991            62,439
                 T. Rowe Price Retirement Balanced Fund Advisor Class                                206,935           762,166
                 T. Rowe Price Retirement Balanced Fund R Class                                      332,551         1,000,131
                 T. Rowe Price Retirement Balanced I Fund I Class                                    465,374           182,970
                 T. Rowe Price Retirement I 2005 Fund I Class                                         76,166             1,327
                 T. Rowe Price Retirement I 2010 Fund I Class                                        110,887             2,207
                 T. Rowe Price Retirement I 2015 Fund I Class                                      2,085,867         1,077,478
                 T. Rowe Price Retirement I 2020 Fund I Class                                      1,971,864           457,188
                 T. Rowe Price Retirement I 2025 Fund I Class                                      3,765,827            13,455
                 T. Rowe Price Retirement I 2030 Fund I Class                                      3,678,409           762,481
                 T. Rowe Price Retirement I 2035 Fund I Class                                        504,756             6,202

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                      PURCHASES           SALES
                 -------------------------------------------------------------------------   ----------------  ----------------
                 T. Rowe Price Retirement I 2040 Fund I Class                                      2,107,729           922,560
                 T. Rowe Price Retirement I 2045 Fund I Class                                        721,307            43,335
                 T. Rowe Price Retirement I 2050 Fund I Class                                $       672,570   $       141,554
                 T. Rowe Price Retirement I 2055 Fund I Class                                         81,301            10,030
                 T. Rowe Price Retirement I 2060 Fund I Class                                          1,394                97
                 Templeton Foreign Fund A Class                                                      585,388           246,149
                 Templeton Foreign Fund Advisor Class                                                166,983           258,571
                 Templeton Foreign Fund R Class                                                      143,081         1,102,882
                 Templeton Global Bond Fund A Class                                                3,885,043         7,157,358
                 Templeton Global Bond Fund Advisor Class                                            594,617           176,135
                 Templeton Global Bond Fund R Class                                                  156,209           958,320
                 Templeton Global Bond Fund R6 Class                                               1,173,215           415,368
                 Templeton Growth Fund A Class                                                        85,986           259,232
                 Templeton Growth Fund Advisor Class                                                 228,028           216,220
                 Templeton Growth Fund R Class                                                        20,107           630,215
                 Thornburg Core Growth Fund R3 Class                                                 139,450           383,075
                 Thornburg Core Growth Fund R5 Class                                                 276,229         1,111,698
                 Thornburg International Value Fund R3 Class                                         193,872           780,677
                 Thornburg International Value Fund R5 Class                                         126,000           287,186
                 Thornburg Investment Income Builder Fund R3 Class                                   124,172           123,698
                 Thornburg Investment Income Builder Fund R5 Class                                   164,577           733,485
                 Thornburg Limited Term Income Fund R3 Class                                       3,404,979         3,042,589
                 Thornburg Limited Term Income Fund R5 Class                                       8,261,429         3,365,416
                 Thornburg Limited Term Income Fund R6 Class                                         481,485            23,647
                 Thornburg Limited Term U.S. Government Fund R3 Class                                 36,861           120,340
                 Thornburg Value Fund R3 Class                                                        20,985           196,546
                 TIAA-CREF Bond Index Fund Institutional Class                                       282,275            10,945
                 TIAA-CREF Bond Index Fund Retirement Class                                        3,159,405         2,211,656
                 TIAA-CREF Bond Plus Fund Retirement Class                                           225,234           126,685
                 TIAA-CREF Emerging Markets Equity Index Fund Retirement Class                     1,400,003         1,091,089
                 TIAA-CREF Growth & Income Fund Institutional Class                                    1,254                 1
                 TIAA-CREF Growth & Income Fund Retirement Class                                     344,203         1,296,530
                 TIAA-CREF International Equity Index Fund Inst. Class                             1,507,909           537,648
                 TIAA-CREF International Equity Index Fund Retirement Class                        2,827,407         2,116,487
                 TIAA-CREF Large-Cap Growth Fund Retirement Class                                    187,714           106,870
                 TIAA-CREF Large-Cap Growth Index Fund Inst. Class                                 9,234,030         4,020,988
                 TIAA-CREF Large-Cap Growth Index Fund Retirement Class                            7,244,866         6,113,269
                 TIAA-CREF Large-Cap Value Fund Retirement Class                                     142,514             7,167
                 TIAA-CREF Large-Cap Value Index Fund Institutional Class                          9,508,952         3,085,292
                 TIAA-CREF Large-Cap Value Index Fund Retirement Class                            21,278,698         9,080,742
                 TIAA-CREF Lifecycle Index 2010 Fund Institutional Class                           2,150,553           150,581
                 TIAA-CREF Lifecycle Index 2010 Fund Retirement Class                              1,901,274         3,324,037
                 TIAA-CREF Lifecycle Index 2015 Fund Institutional Class                          11,187,997         2,714,868
                 TIAA-CREF Lifecycle Index 2015 Fund Retirement Class                              8,709,430        10,385,893
                 TIAA-CREF Lifecycle Index 2020 Fund Institutional Class                          43,039,897        10,233,282
                 TIAA-CREF Lifecycle Index 2020 Fund Retirement Class                             19,814,596        24,001,881
                 TIAA-CREF Lifecycle Index 2025 Fund Institutional Class                          32,401,587         4,711,836
                 TIAA-CREF Lifecycle Index 2025 Fund Retirement Class                             22,843,840        18,364,878
                 TIAA-CREF Lifecycle Index 2030 Fund Institutional Class                          34,194,519         6,744,355
                 TIAA-CREF Lifecycle Index 2030 Fund Retirement Class                             22,411,937        16,736,432
                 TIAA-CREF Lifecycle Index 2035 Fund Institutional Class                          17,436,537         2,490,743
                 TIAA-CREF Lifecycle Index 2035 Fund Retirement Class                             19,450,161        13,480,895
                 TIAA-CREF Lifecycle Index 2040 Fund Institutional Class                          21,936,485         2,985,564
                 TIAA-CREF Lifecycle Index 2040 Fund Retirement Class                             18,313,547        11,062,593
                 TIAA-CREF Lifecycle Index 2045 Fund Institutional Class                          13,415,833         1,805,566
                 TIAA-CREF Lifecycle Index 2045 Fund Retirement Class                             16,218,893         8,791,426
                 TIAA-CREF Lifecycle Index 2050 Fund Institutional Class                          14,086,225         2,073,896
                 TIAA-CREF Lifecycle Index 2050 Fund Retirement Class                             15,553,596         6,502,732
                 TIAA-CREF Lifecycle Index 2055 Fund Institutional Class                           6,085,205           964,930
                 TIAA-CREF Lifecycle Index 2055 Fund Retirement Class                              9,415,012         3,766,794

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                      PURCHASES           SALES
                 -------------------------------------------------------------------------   ----------------  ----------------
                 TIAA-CREF Lifecycle Index 2060 Fund Institutional Class                             904,956           105,221
                 TIAA-CREF Lifecycle Index 2060 Fund Retirement Class                              1,923,703           334,931
                 TIAA-CREF Lifecycle Index Retirement Inc. Fund Inst. Cl.                          2,255,954           215,600
                 TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class                 3,764,376         3,713,093
                 TIAA-CREF Mid-Cap Growth Fund Retirement Class                              $       529,162   $       906,109
                 TIAA-CREF Social Choice Bond Fund Institutional Class                                43,095                12
                 TIAA-CREF Social Choice Bond Fund R Class                                             5,357             4,047
                 TIAA-CREF Social Choice Equity Fund Institutional Class                             321,900           125,002
                 TIAA-CREF Social Choice Equity Retirement Class                                   1,448,337         1,736,680
                 TIAA-CREF Social Choice Intl. Equity Fund Inst. Class                                 7,091                 4
                 Timothy Plan Conservative Growth Fund A Class                                       113,276           112,000
                 Timothy Plan Strategic Growth Fund A Class                                           62,427            50,095
                 Touchstone Flexible Income Fund A Class                                                 358            21,433
                 Touchstone Focused Fund A Class                                                     104,941           411,775
                 Touchstone Focused Fund Y Class                                                      23,621            26,953
                 Touchstone Growth Opportunities Fund A Class                                          7,797            18,722
                 Touchstone Sustainability and Impact Equity Fund A Class                             10,626             8,526
                 Touchstone Value Fund A Class                                                       168,807           293,263
                 Vanguard 500 Index Fund Admiral Class                                            38,527,800        16,098,702
                 Vanguard Balanced Index Fund Admiral Class                                        1,419,585           681,380
                 Vanguard Developed Markets Index Fund Admiral Class                               3,276,992           225,586
                 Vanguard Emerging Markets Stock Index Fund Admiral Class                          1,373,138           610,062
                 Vanguard Energy Fund Admiral Class                                                  497,698           125,374
                 Vanguard Equity Income Fund Admiral Class                                         3,955,974         1,664,576
                 Vanguard Explorer Fund Admiral Class                                              2,096,017           320,085
                 Vanguard Extended Market Index Fund Admiral Class                                    66,765               125
                 Vanguard GNMA Fund Admiral Class                                                    791,913           384,862
                 Vanguard Growth Index Fund Admiral Class                                          5,870,171         4,681,135
                 Vanguard Health Care Fund Admiral Class                                             533,856            21,162
                 Vanguard High-Yield Corporate Fund Admiral Class                                  2,620,962           162,239
                 Vanguard Intermediate-Term Bond Index Fund Admiral Class                          1,373,546           484,610
                 Vanguard Intermediate-Term Invest.-Grade Fd. Admiral Cl.                            309,857            73,784
                 Vanguard Intermediate-Term Treasury Fund Admiral Class                              167,782            29,043
                 Vanguard LifeStrategy Conserv. Growth Fund Investor Cl.                             327,132           163,024
                 Vanguard LifeStrategy Growth Fund Investor Class                                    402,996            39,426
                 Vanguard LifeStrategy Income Fund Investor Class                                     12,566             6,362
                 Vanguard LifeStrategy Moderate Growth Fd. Investor Class                          2,675,225         1,134,432
                 Vanguard Materials Index Fund Admiral Class                                           8,675             2,030
                 Vanguard Mid-Cap Growth Fund Investor Class                                       9,053,843         3,262,548
                 Vanguard Mid-Cap Index Fund Admiral Class                                        16,412,928         3,858,436
                 Vanguard REIT Index Fund Admiral Class                                            1,604,230           669,320
                 Vanguard Selected Value Fund Investor Class                                       4,258,430         2,093,558
                 Vanguard Short Term Federal Fund Investor Class                                     193,170           343,932
                 Vanguard Small-Cap Growth Index Fund Admiral Class                               10,608,566         4,847,034
                 Vanguard Small-Cap Index Fund Admiral Class                                       9,914,867         3,642,541
                 Vanguard Small-Cap Value Index Fund Admiral Class                                 2,959,319         2,479,732
                 Vanguard Target Retirement 2015 Fund Investor Class                                 574,207            24,240
                 Vanguard Target Retirement 2020 Fund Investor Class                               3,845,504         1,706,324
                 Vanguard Target Retirement 2025 Fund Investor Class                               4,242,644           438,727
                 Vanguard Target Retirement 2030 Fund Investor Class                               4,065,870         1,187,802
                 Vanguard Target Retirement 2035 Fund Investor Class                               2,294,051            78,726
                 Vanguard Target Retirement 2040 Fund Investor Class                               2,293,961           472,433
                 Vanguard Target Retirement 2045 Fund Investor Class                               1,235,655            17,450
                 Vanguard Target Retirement 2050 Fund Investor Class                               1,394,554           435,994
                 Vanguard Target Retirement 2055 Fund Investor Class                               1,181,528            12,101
                 Vanguard Target Retirement 2060 Fund Investor Class                                 138,889            58,115
                 Vanguard Target Retirement Income Fund Investor Class                             1,605,776           347,276
                 Vanguard Total Bond Market Index Fund Admiral Class                              10,463,817         4,938,210
                 Vanguard Total International Bond Index Fund Admiral Cl.                             17,232             4,533
                 Vanguard Total International Stock Index Fd. Admiral Cl.                          2,272,552           679,913

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                      PURCHASES           SALES
                 -------------------------------------------------------------------------   ----------------  ----------------
                 Vanguard Total Stock Market Index Fund Admiral Class                              1,798,966           605,577
                 Vanguard U.S. Growth Fund Admiral Class                                              30,248                58
                 Vanguard Value Index Fund Admiral Class                                               4,004                --
                 Vanguard VIF Small Company Growth Portfolio                                      11,069,485        18,057,404
                 Vanguard Wellesley Income Fund Admiral Class                                         58,641             9,506
                 Vanguard Wellington Fund Admiral Class                                            3,178,070         1,548,702
                 Victory Sycamore Established Value Fund A Class                             $     3,700,817   $       825,228
                 Victory Sycamore Established Value Fund R Class                                   1,081,989           721,322
                 Victory Sycamore Established Value Fund R6 Class                                  1,034,794            52,121
                 Victory Sycamore Small Company Opportunity Fund A Class                           4,420,659         2,630,492
                 Victory Sycamore Small Company Opportunity Fund R Class                             560,476           785,304
                 Western Asset Core Plus Bond Fund FI Class                                        1,863,324           231,430
                 Western Asset Core Plus Bond Fund IS Class                                           19,134             9,551
                 Western Asset Core Plus Bond Fund R Class                                            21,739            15,271
                                                                                             ----------------  ----------------
                 TOTAL                                                                       $ 1,816,553,393   $ 1,831,927,665
                                                                                             ----------------  ----------------

5. INDEMNIFICATIONS

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

[ONEAMERICA(R)LOGO]
AMERICAN UNITED LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ONEAMERICA FINANCIAL
PARTNERS, INC.)
REPORT OF INDEPENDENT AUDITORS ON
STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL SCHEDULES
DECEMBER 31, 2017 AND 2016

[PWC LOGO]

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American United Life Insurance Company:

We have audited the accompanying statutory financial statements of American United Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2017 and 2016 and the related statutory statements of operations, of changes in surplus, and of cash flows for the years then ended.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PRICEWATERHOUSECOOPERSLLP, 101 W. WASHINGTON STREET, SUITE 1300, INDIANAPOLIS, IN 46204
T:(317) 222 2202, F: (317) 940 7660, WWW.PWC.COM/US

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for the years then ended.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

OTHER MATTER

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, and schedule of investment risk interrogatories (collectively, the "supplemental schedules") of the Company as of December 31, 2017 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

[PRICEWATERHOUSECOOPERS LLP LOGO]

April 4, 2018

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
DECEMBER 31, 2017 AND 2016
(IN THOUSANDS)

                                                                                                  2017               2016
                                                                                            ----------------   ----------------
ADMITTED ASSETS
Bonds, at amortized cost (market value of $11,033,782 and $9,770,332)                       $    10,506,525    $     9,405,914
Stocks
   Preferred, at cost (market value of $7,714 and $7,522)                                             7,533              7,533
   Common
     Affiliated (cost of $1,464 and $1,464)                                                           3,503              1,991
     Unaffiliated (cost of $117,250 and $88,980)                                                    123,880             93,969
Mortgage loans                                                                                    1,965,168          1,743,541
Real estate                                                                                          91,469             84,799
Other invested assets                                                                               192,598            100,838
Securities lending reinvested collateral                                                            315,234                 --
Contract loans                                                                                      346,379            311,943
Cash (overdraft) and cash equivalents of ($0) and ($49,517), and short-term
     investments of $16,480 and $7,950 at 2017 and 2016, respectively                                97,001            (41,567)
                                                                                            ----------------   ----------------
        Total cash and invested assets                                                           13,649,290         11,708,961
                                                                                            ----------------   ----------------
Other
   Premiums deferred and uncollected                                                                 68,801             58,169
   Reinsurance receivables                                                                           37,074             28,231
   Investment income due and accrued                                                                 97,955            100,142
   Federal income tax recoverable                                                                        --              1,014
   Net deferred tax asset                                                                            52,585             60,006
   Corporate owned life insurance                                                                    91,155             82,425
   Other assets                                                                                      53,040             35,305
   Separate account assets                                                                       14,755,056         12,857,576
                                                                                            ----------------   ----------------
        Total admitted assets                                                               $    28,804,956    $    24,931,829
                                                                                            ================   ================

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS, CONTINUED DECEMBER 31, 2017 AND 2016
(IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                                  2017               2016
                                                                                            ----------------   ----------------
LIABILITIES AND SURPLUS
Policy reserves
   Life reserves                                                                            $     1,892,515    $     1,751,409
   Annuity reserves                                                                               8,222,194          7,492,213
   Accident and health reserves                                                                     153,550            150,239
   Other reserves                                                                                    80,892            103,661
                                                                                            ----------------   ----------------
                                                                                                 10,349,151          9,497,522
                                                                                            ----------------   ----------------
Policy and contract liabilities
   Policy claims in process of settlement                                                            60,904             53,842
   Policy dividends payable                                                                          27,036             31,209
   Deposit-type contracts                                                                         1,838,537          1,230,154
   Other policy and contract liabilities                                                              2,493              3,752
                                                                                            ----------------   ----------------
                                                                                                  1,928,970          1,318,957
                                                                                            ----------------   ----------------
General liabilities and other reserves
   Accrued commissions and general expenses                                                         102,404             89,021
   Taxes, licenses and fees                                                                           7,113              6,080
   Federal income tax payable                                                                        11,997                 --
   Transfers from separate accounts, due or accrued                                                  (6,956)            (8,203)
   Asset valuation reserve                                                                          103,193             86,391
   Interest maintenance reserve                                                                       7,883             13,356
   Pension liability                                                                                 13,120             11,322
   Payable for securities lending                                                                   315,234                 --
   Other liabilities                                                                                192,238             99,354
   Separate account liabilities                                                                  14,755,056         12,857,576
                                                                                            ----------------   ----------------
                                                                                                 15,501,282         13,154,897
                                                                                            ----------------   ----------------
     Total liabilities                                                                           27,779,403         23,971,376
                                                                                            ----------------   ----------------

Common capital stock, $100 par value, authorized 50,000 shares; issued and
   outstanding 50,000 shares                                                                          5,000              5,000
Surplus notes                                                                                        75,000             75,000
Gross paid in and contributed surplus                                                                30,550                550
Unassigned surplus (includes deferred gain on reinsurance transaction of $22,149
   and $25,695 in 2017 and 2016, respectively)                                                      915,003            879,903
                                                                                            ----------------   ----------------
     Total surplus                                                                                1,025,553            960,453
                                                                                            ----------------   ----------------
     Total liabilities and surplus                                                          $    28,804,956    $    24,931,829
                                                                                            ================   ================

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2017 AND 2016
(IN THOUSANDS)

                                                                                                  2017               2016
                                                                                            ----------------   ----------------
PREMIUM AND OTHER INCOME
   Life and annuities                                                                       $     4,160,999    $     3,484,047
   Accident and health                                                                              110,355             71,774
   Net investment income                                                                            536,715            515,113
   Amortization of interest maintenance reserve                                                       5,108              5,634
   Ceding commissions, expense allowances and reserve adjustments                                    66,885             67,892
   Other income                                                                                     128,874            145,053
                                                                                            ----------------   ----------------
                                                                                                  5,008,936          4,289,513
                                                                                            ----------------   ----------------

BENEFITS AND EXPENSES
   Death benefits                                                                                   128,413            115,720
   Accident and health and disability benefits                                                       72,721             51,120
   Annuity benefits                                                                                  85,514             70,402
   Surrender benefits and other fund withdrawals                                                  3,492,926          3,067,276
   Other benefits                                                                                    32,902             28,048
   Increase in policy reserves                                                                      851,628            721,000
   Separate account transfers                                                                      (250,659)          (343,847)
   General expenses                                                                                 290,251            285,442
   Commissions and service fees                                                                     181,170            175,323
   Taxes, licenses and fees                                                                          22,521             21,249
   Other                                                                                               (827)            (2,587)
                                                                                            ----------------   ----------------
                                                                                                  4,906,560          4,189,146
                                                                                            ----------------   ----------------
     Net gain from operations before dividends to policyholders, federal income taxes,
        and net realized capital gains/(losses)                                                     102,376            100,367

Dividends to policyholders                                                                           27,799             30,348
Federal income tax expense                                                                           16,125             20,602
                                                                                            ----------------   ----------------
     Net gain from operations before net realized capital gains/(losses)                             58,452             49,417

Net realized capital gains/(losses), net of federal income expense of $4,586 and
   $2,637, and net transfers of capital gains to the interest maintenance reserve
   of ($365) and $3,092, in 2017 and 2016, respectively                                               2,932              2,992
                                                                                            ----------------   ----------------
     Net income                                                                             $        61,384    $        52,409
                                                                                            ================   ================

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CHANGES IN SURPLUS
YEARS ENDED DECEMBER 31, 2017 AND 2016
(IN THOUSANDS)

                                                                                                  2017               2016
                                                                                            ----------------   ----------------
SURPLUS, BEGINNING OF YEAR                                                                  $       960,453    $       920,374

Net income                                                                                           61,384             52,409
Other additions (deductions)
   Change in unrealized gain                                                                         13,773                628
   Change in net deferred income tax                                                                (50,523)             9,747
   Change in asset valuation reserve                                                                (16,802)            (9,484)
   Change in nonadmitted assets                                                                      14,986             (9,492)
   Change in surplus as a result of reinsurance                                                      (3,547)            (3,480)
   Cumulative effect of changes in accounting principles                                             17,482                 --
   Surplus adjustment paid in                                                                        30,000                 --
   Change in pension liability                                                                       (1,672)              (456)
   Dividends                                                                                             --                 --
   Other                                                                                                 19                207
                                                                                            ----------------   ----------------
SURPLUS, END OF YEAR                                                                        $     1,025,553    $       960,453
                                                                                            ================   ================

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 2017 AND 2016
(IN THOUSANDS)

                                                                                                  2017               2016
                                                                                            ----------------   ----------------
CASH FROM OPERATIONS
   Premiums and other policy considerations                                                 $     4,260,157    $     3,553,972
   Investment income                                                                                528,599            510,212
   Other income                                                                                     188,484            208,792
                                                                                            ----------------   ----------------
                                                                                                  4,977,240          4,272,976
                                                                                            ----------------   ----------------

   Benefits and Separate Account transfers                                                        3,559,434          2,984,086
   Commissions and general expenses                                                                 491,165            477,328
   Federal income taxes (including $4,586 and $2,637) for 2017
        and 2016 on capital gains/(losses))                                                          (9,783)            39,636
   Dividends to policyholders                                                                        31,972             29,828
                                                                                            ----------------   ----------------
                                                                                                  4,072,788          3,530,878
                                                                                            ----------------   ----------------
          Net cash provided from operations                                                         904,452            742,098
                                                                                            ----------------   ----------------

CASH FROM INVESTMENTS
   Proceeds from investments sold, redeemed or matured
        Bonds                                                                                     2,077,295          1,544,328
        Stocks                                                                                       28,311             15,831
        Mortgage loans                                                                              203,832            200,605
        Other invested assets                                                                        14,989             29,815
        Miscellaneous proceeds                                                                       48,746                 --
                                                                                            ----------------   ----------------
                                                                                                  2,373,173          1,790,579
                                                                                            ----------------   ----------------
   Cost of investments acquired
        Bonds                                                                                     3,169,636          2,169,596
        Stocks                                                                                       51,533             16,557
        Mortgage loans                                                                              425,291            428,397
        Real estate                                                                                  11,780             10,990
        Other invested assets                                                                       408,526             48,202
                                                                                            ----------------   ----------------
                                                                                                  4,066,766          2,673,742
        Increase in contract loans                                                                   26,478             28,234
                                                                                            ----------------   ----------------
          Net cash used from investments                                                         (1,720,071)          (911,397)
                                                                                            ----------------   ----------------
CASH FROM FINANCING AND MISCELLANEOUS SOURCES
   Capital and paid in surplus, less treasury stock                                                  30,000                 --
   Net deposits on deposit-type contracts                                                           608,383             32,868
   Other sources (uses)                                                                             315,804            (10,494)
                                                                                            ----------------   ----------------
          Net cash provided from financing and miscellaneous sources                                954,187             22,374
                                                                                            ----------------   ----------------
          Net change in cash and short-term investments                                             138,568           (146,925)

Cash and short-term investments, beginning of year                                                  (41,567)           105,358
                                                                                            ----------------   ----------------
Cash and short-term investments, end of year                                                $        97,001    $       (41,567)
                                                                                            ================   ================

    The accompanying notes are an integral part of these statutory financial statements.


AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

1. NATURE OF OPERATIONS

     American United Life Insurance Company ("AUL" or the "Company") is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third party administrators. Forty-three percent of AUL's direct premiums for the year ended December 31, 2017 were generated in six states: California, Texas, Indiana, Missouri, Pennsylvania, and Illinois.

     On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. ("AUMIHC"), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. ("OneAmerica"). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

     All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2. SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES manual ("NAIC SAP") subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner. The Company does not have any permitted practices.

     NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America ("GAAP"). These differences are presumed to be material. The most significant of the variances are as follows:

     - Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

     - Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     - An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the market value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of fixed maturity investments resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

     - Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally at amortized cost rather than at market value.

     - Certain assets designated as "non-admitted assets" are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

     - Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

     - The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be non-admitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

     - Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries' surplus is based on the subsidiaries' statutory amounts rather than GAAP amounts.

     - Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

     - The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

     - Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

     - The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

     CORRECTION OF ERRORS

     In 2016, the Company identified and corrected an error related to the classification of a real estate trust which was previously accounted for under SSAP 97 instead of SSAP 40R. This correction resulted in a reduction to other invested assets of $16,927 and an increase to real estate of $15,771. Management believes these errors are not material to the statutory financial statements for the periods in which the errors originated and for the period in which the errors were corrected.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE

     In 2017, the Company refined its approach to estimating the realization of deferred tax assets which is treated as a change in accounting principle under SSAP 101. This change provides a better matching of the reported deferred tax asset and its recognition. The change resulted in a cumulative adjustment that increased surplus by $17,482 during the current year.

     INVESTMENTS

     Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are stated at amortized cost. The Company elected to value fixed income ETFs classified as SVO-identified securities using the systematic value approach and are carried at amortized cost for 2017. The Company uses the scientific method for amortization of debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or market value. Unaffiliated common stocks are carried at market values. Affiliated common stocks of insurance affiliates are carried at statutory equity. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

     Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Net realized capital gains (losses)". The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

     For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from Black Rock prepayment models. The Company uses a third-party in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

     Real estate occupied by the Company is carried at cost less allowances for depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or market.

     Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

     Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

     Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company's ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The Company participates in securities lending programs whereby marketable securities in our investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral. We recognize the collateral as an asset, which is reported as "Securities lending reinvested collateral" at amortized cost on the balance sheets with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as "Payable for securities lending."

     The corporate owned life insurance is carried at cash surrender value.

     Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

     An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond's carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 - Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

     Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security. The Company reported $188 and $2,900 of bond impairments in 2017 and 2016 respectively.

     The Statutory Statements of Cash Flow excludes non-cash transactions for capitalized interest on bonds and exchange of assets with an affiliate of $2,850 and $31,008, respectively, in 2017.

     SUBPRIME RISK EXPOSURE

     Subprime mortgages are defined as any residential mortgage loan that is made to a borrower with a poor credit history, or one that has a low credit score, typically below 630. Alternative A (Alt-A) is another form of subprime that involves low or no documentation loans to non-prime borrowers. Prime loans involve borrowers with good credit histories and credit scores above 720. The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. The Company's only exposure to subprime mortgage loans is in the investment below.

     In 2009, the Company invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The partnership is managed by an outside investment manager who actively manages the portfolio on behalf of all investors in the fund. The book value of this investment was $23,166 as of December 31, 2015. The investment was fully redeemed during 2016 resulting in a realized gain of $8,943, and the Company has no investment in the limited partnership as of December 31, 2016.

     PROPERTY AND EQUIPMENT

     Property and equipment is carried at cost, net of accumulated depreciation of $125,765 and $116,806 as of December 31, 2017 and 2016, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2017 and 2016 was $12,579 and $11,770, respectively.

     SEPARATE ACCOUNTS

     The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on market value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

     PREMIUMS DEFERRED AND UNCOLLECTED

     Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

     POLICY RESERVES

     Reserves for life policies are computed principally by the net level and modified preliminary term methods on the basis of interest rates (2.25 percent to 6 percent) and mortality assumptions (1941, 1958, 1960, 1961, 1980, and 2001 CSO tables) prescribed by state regulatory authorities. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 3.0 percent to 11.25 percent.

     PREMIUM INCOME AND RELATED BENEFITS AND EXPENSES

     Premiums, net of reinsurance, on traditional life, interest-sensitive, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

     The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

     INVESTMENT INCOME

     Investment income is recognized as earned, net of related investment expenses.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     LEASING ARRANGEMENTS

     The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $6,140 and $3,129 for the years ended December 31, 2017 and 2016, respectively. Future lease commitments are as follows: 2018, $1,677; 2019, $1,575; 2020, $852; 2021, $221; 2022, $148.

     FEDERAL INCOME TAXES

     Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with AUL, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

     The Tax Cuts and Jobs Act (Tax Reform Act) was enacted on December 22, 2017. The impact was reported in surplus. For further detail refer to Note 10 - FEDERAL INCOME TAXES.

     Tax loss contingencies are recognized, measured, presented and disclosed in the financial statements in accordance with Statement of Statutory Accounting Principle No. 5R, LIABILITIES, CONTINGENCIES AND IMPAIRMENTS OF ASSETS. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. The liability resulting from tax contingencies was $2,371 and $1,390 as of December 31, 2017 and 2016, respectively.

     Refer to Note 10 - FEDERAL INCOME TAXES for additional detail.

     REINSURANCE RECEIVABLES

     Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

     DERIVATIVES

     The Company uses derivatives, including option contracts, to manage risks associated with interest rate and changes in the estimated fair values of the Company's liabilities driven by the equity market. Management did not elect to use hedge accounting, but the derivatives do provide an assumed economic hedge against changes in equity markets and a significant interest rate increase.

     Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value. Changes within fair value are included in the statements of changes in surplus. At the time the contracts expire or are terminated, any difference between the cash received and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     master netting agreement. The cash collateral is included in cash and cash equivalents, and short-term investments and the obligation to return it is included in other liabilities. Refer to Note 4 - INVESTMENTS for additional information.

     ESTIMATES

     The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3. AFFILIATIONS, ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS

     The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life's reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

     In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML's reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

     The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2017, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2017, statutory surplus was $438,811 and $37,488 for State Life and PML, respectively.

     AUL provides administrative and management services to State Life and PML under administrative agreements. Fees earned during 2017 and 2016 for such services were $35,854 and $30,818, respectively.

     On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with corresponding reinsurance ceded amounts to ERAC, and under terms of the agreement, assets are being held in a trust to support liabilities. As a result of this transaction, a deferred gain of approximately $95 million ($125 million before tax) was generated and the gain was recorded in surplus. The net deferred gain balance at December 31, 2017 and 2016 was $22,149 and $25,695, respectively. The deferred gain will be amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $3,546 and $3,480 of deferred gain amortization in 2017 and 2016, respectively.

     The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

     The Company earned fees of $914 and $1,409 in 2017 and 2016, respectively from OAS. OAS provided certain administrative services to AUL for fees of $2,113 and $1,468 in 2017 and 2016, respectively. The Company made no capital contributions to OAS in 2017 or 2016.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The Company earned fees of $433 and $433 in 2017 and 2016 from RMS. The Company made noncash capital contributions to RMS of $1,000 and $4,000 in 2017 and 2016, respectively. During 2017 and 2016, the Company recognized a realized impairment loss of $2,438 and $2,649, respectively on its investment in RMS.

     During 2017 and 2016, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services (OARS) of $8,633 and $6,638, respectively.

     OneAmerica Asset Management (OAM), LLC, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $9,808 and $9,517 in 2017 and 2016, respectively. OAM also provides investment management services to AUL and fees for this service were $10,444 and $9,326 in 2017 and 2016, respectively.

     In 2015, the Company formed MRO-A, LLC in order to facilitate the transfer of management of the mineral rights portfolios.

     Intercompany services are settled monthly.

4. INVESTMENTS

     The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

                                                                              UNREALIZED                   ESTIMATED
                                                   ADMITTED       -----------------------------------        FAIR
     2017                                            VALUE              GAINS             LOSSES             VALUE
     ----------------------------------------  ----------------   ----------------   ----------------   ----------------
     U.S. government bonds                     $     1,006,897    $        25,866    $        10,251    $     1,022,512
     All other government bonds                         18,237              2,380                 --             20,617
     Special revenue and special assessment            595,137             38,661              2,921            630,877
     Hybrid bonds                                       59,764             11,965                187             71,542
     Industrial and miscellaneous                    8,779,265            485,974             24,573          9,240,666
     SVO identified funds                               47,225                449                106             47,568
                                               ----------------   ----------------   ----------------   ----------------
                                               $    10,506,525    $       565,295    $        38,038    $    11,033,782
                                               ================   ================   ================   ================

                                                                              UNREALIZED                   ESTIMATED
                                                   ADMITTED       -----------------------------------        FAIR
     2016                                            VALUE              GAINS             LOSSES             VALUE
     ----------------------------------------  ----------------   ----------------   ----------------   ----------------
     U.S. government bonds                     $       891,517    $        37,625    $         7,747    $       921,395
     All other government bonds                         27,702              2,627                 --             30,329
     Special revenue and special assessment            640,122             40,960              4,607            676,475
     Hybrid bonds                                       63,501              5,703              1,294             67,910
     Industrial and miscellaneous                    7,783,072            369,508             78,357          8,074,223
                                               ----------------   ----------------   ----------------   ----------------
                                               $     9,405,914    $       456,423    $        92,005    $     9,770,332
                                               ================   ================   ================   ================

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The Company's investment in bonds' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31 are as follows:

                                                LESS THAN                       12 MONTHS
                                                12 MONTHS                        OR MORE                          TOTAL
                                      -----------------------------   -----------------------------   -----------------------------
      2017                                FAIR         UNREALIZED         FAIR         UNREALIZED         FAIR         UNREALIZED
      DESCRIPTION OF SECURITIES           VALUE          LOSSES           VALUE          LOSSES           VALUE          LOSSES
      ------------------------------  -------------   -------------   -------------   -------------   -------------   -------------
      U.S. government bonds           $     429,500   $       3,572   $     141,815   $       6,679   $     571,315   $      10,251
      Special revenue and assessment         61,308             679          64,975           2,242         126,283           2,921
      Hybrid bonds                               --              --           4,466             187           4,466             187
      Industrial and miscellaneous          821,682           9,091         510,702          15,482       1,332,384          24,573
      SVO identified funds                   26,234             106              --              --          26,234             106
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                      $   1,338,724   $      13,448   $     721,958   $      24,590   $   2,060,682   $      38,038
                                      =============   =============   =============   =============   =============   =============

                                                LESS THAN                       12 MONTHS
                                                12 MONTHS                        OR MORE                          TOTAL
                                      -----------------------------   -----------------------------   -----------------------------
      2016                                FAIR         UNREALIZED         FAIR         UNREALIZED         FAIR         UNREALIZED
      DESCRIPTION OF SECURITIES           VALUE          LOSSES           VALUE          LOSSES           VALUE          LOSSES
      ------------------------------  -------------   -------------   -------------   -------------   -------------   -------------
      U.S. government bonds           $     260,008   $       7,747   $          --   $          --   $     260,008   $       7,747
      Special revenue and assessment        112,411           4,607              --              --         112,411           4,607
      Hybrid bonds                              671              --          11,963           1,294          12,634           1,294
      Industrial and miscellaneous        1,912,220          63,262         224,726          15,095       2,136,946          78,357
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                      $   2,285,310   $      75,616   $     236,689   $      16,389   $   2,521,999   $      92,005
                                      =============   =============   =============   =============   =============   =============

     In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company's ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported $188 and $2,900 of bond impairments related to other-than-temporary declines in fair value in 2017 and 2016, respectively. This amount was reported as a realized loss. The 2017 and 2016 book values of the impaired bonds were $2,349 and $8,750 at the time of the write-downs, respectively.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The admitted value and estimated fair value of bonds at December 31, 2017, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                                                                                   ESTIMATED
                                                                                                 ADMITTED            FAIR
                                                                                                   VALUE             VALUE
                                                                                             ----------------  ----------------
      Due in one year or less                                                                $       452,300   $       458,161
      Due after one year through five years                                                        1,872,718         1,938,168
      Due after five years through ten years                                                       2,389,225         2,516,821
      Due after ten years                                                                          2,878,123         3,154,656
                                                                                             ----------------  ----------------
                                                                                                   7,592,366         8,067,806
      Mortgage-backed securities                                                                   2,930,639         2,982,456
                                                                                             ----------------  ----------------
                                                                                             $    10,523,005   $    11,050,262
                                                                                             ================  ================

     Proceeds from sales of investments in bonds during 2017 were $760,304. Gross gains of $9,487 and gross losses of $9,297 were realized on those disposals. Proceeds from sales of investments in bonds during 2016 were $356,289. Gross gains of $14,697 and gross losses of $9,562 were realized on those disposals.

     Loan-backed securities owned at December 31, 2017 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

          The aggregate amount of unrealized losses:
                                                                                 Less than 12 Months           $         5,232
                                                                                 12 Months or Longer           $        12,492

          The aggregate related fair value of securities with unrealized losses:
                                                                                 Less than 12 Months           $       482,904
                                                                                 12 Months or Longer           $       334,838

     Total capital gains (losses) of ($4) and $5,197 before tax were transferred to IMR in 2017 and 2016, respectively.

     At December 31, 2017 and 2016, the common stock unrealized appreciation of $8,670 and $5,517, respectively, is comprised of $8,679 and $5,682 of unrealized gains and $9 and $165 of unrealized losses and has been reflected directly in surplus. There was a change in the unrealized appreciation of common stocks of $3,153 and $3,283 in 2017 and 2016, respectively. In 2017, the Company did not have any stock impairments related to other-than-temporary declines in market values. In 2016, the Company reported stock impairments related to other-than-temporary declines in market values $483. The amount was reported as a realized loss and the book value of the impaired stock was $370 at the time of write-down.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     Net investment income consists of the following:

                                                                                           2017               2016
                                                                                     ----------------   ----------------
     Interest                                                                        $       546,707    $       525,200
     Dividends                                                                                 3,762              3,599
     Rents                                                                                    16,127             16,509
     Other                                                                                     7,438              6,206
                                                                                     ----------------   ----------------
        Gross investment income                                                              574,034            551,514

     Less investment expenses                                                                 37,319             36,401
                                                                                     ----------------   ----------------
        Net investment income                                                        $       536,715    $       515,113
                                                                                     ================   ================

     There was no non-admitted accrued investment income at December 31, 2017 or 2016. Net investment income includes $2,850 and $2,240 of capitalized interest on bonds which is a non-cash transaction at December 31, 2017 and 2016, respectively. Additionally, in 2017 the Company exchanged SVO identified exchange traded funds with The State Life Insurance Company in the amount of $31,008 for bonds, which is a non-cash transaction at December 31, 2017.

     At December 31, 2017 and 2016, investments in bonds with an admitted asset value of $3,697 and $5,922, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

     AUL had outstanding private placement commitments of approximately $82,190 and $30,021 at December 31, 2017 and 2016, respectively. AUL had no outstanding commitments on its other invested assets portfolio as of December 31, 2017 and had outstanding commitments of $15,000 at December 31, 2016.

     AUL did not hold any structured notes at December 31, 2017.

     Reported values for subsidiary controlled and affiliated investments:

                                                                                                                      NAIC
                                                                                                                   DISALLOWED
                                                                                                                    ENTITY'S
                                                                                                                    VALUATION
                                                                                             NAIC                    METHOD,
                                                                  DATE OF                  RESPONSE      NAIC      RESUBMISSION
                                      NONADMITTED    ADMITTED    FILING TO    TYPE OF      RECEIVED   VALUATION     REQUIRED
     DESCRIPTION        GROSS ASSET     AMOUNT        ASSET         NAIC       FILING       (Y/N)       AMOUNT        (Y/N)
     ----------------   -----------  ------------  -----------  ----------- -----------  ----------- -----------  ------------
     RMS                $       --   $        --   $       --    6/27/2017     Sub-2          Y           0             N
     OAS                     3,503            --        3,503    6/27/2017     Sub-2          Y         1,991           N
     MRO-A                     409           409           --       N/A         N/A          N/A         N/A           N/A
                        -----------  ------------  -----------
                Total   $    3,912   $       409   $    3,503
                        ===========  ============  ===========

     No filing with the NAIC is required as MRO-A is not a stock investment.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     MORTGAGE LOANS

     AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2017, the largest geographic concentration of commercial mortgage loans was in the Midwest, where approximately 25 percent of the portfolio was invested.

     The Company's mortgage loan portfolio is comprised of the following property types at December 31:

                                                                  2017                                  2016
                                                  -----------------------------------   -----------------------------------
                                                       AMOUNT           % OF TOTAL           AMOUNT           % OF TOTAL
                                                  ----------------   ----------------   ----------------   ----------------
      Apartments                                  $       368,603               18.8%   $       321,042               18.4%
      Industrial/warehouse                                470,279               23.9%           366,237               21.0%
      Medical office                                       52,413                2.7%            54,453                3.1%
      Office                                              204,978               10.4%           194,574               11.2%
      Retail                                              809,091               41.2%           757,739               43.4%
      Other                                                59,804                3.0%            50,537                2.9%
                                                  ----------------   ----------------   ----------------   ----------------
         Subtotal gross mortgage loans                  1,965,168              100.0%         1,744,582              100.0%
      Valuation allowance                                      --                                (1,041)
                                                  ----------------                      ----------------
      Balance, end of year                        $     1,965,168                       $     1,743,541
                                                  ================                      ================

     During 2017, the minimum and maximum lending rates for mortgage loans were
     3.0 percent and 6.7 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 65.8 percent. At December 31, 2017 and 2016, the Company did not hold any mortgages with overdue interest. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2017 or 2016.

     Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio's valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. The activity in the allowance for losses of all mortgage loans for the years ended December 31, is as follows:


                                                                                         2017               2016
                                                                                  -----------------  -----------------
      Allowance for losses, beginning of year                                     $          1,041   $          1,010
      Addition to the allowance for losses                                                      --                296
      Reductions                                                                            (1,041)              (265)
      Charge-offs, net of recoveries                                                            --                 --
                                                                                  -----------------  -----------------

      Allowance for losses, end of year                                           $             --   $          1,041
                                                                                  =================  =================

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     Impaired mortgage loans identified in management's specific review of probable loan losses and the related allowances for losses at December 31, are as follows:

                                                             2017                                   2016
                                             ------------------------------------   -----------------------------------
                                                   UNPAID                                UNPAID
                                                 PRINCIPAL           RELATED            PRINCIPAL           RELATED
                                                  BALANCE           ALLOWANCE            BALANCE           ALLOWANCE
                                             -----------------  -----------------   ----------------   ----------------
      Apartments                             $        368,603   $             --    $       321,042    $            --
      Industrial/warehouse                            470,279                 --            366,237                 --
      Medical office                                   52,413                 --             54,453                 --
      Office                                          204,978                 --            194,574                 --
      Retail                                          809,091                 --            757,739             (1,041)
      Other                                            59,804                 --             50,537                 --
                                             -----------------  -----------------   ----------------   ----------------
      Balance, end of year                   $      1,965,168   $             --    $     1,744,582    $        (1,041)
                                             =================  =================   ================   ================

     The Company's commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

     The Company utilizes the NAIC Risk Based Capital commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

                                                                                          2017               2016
                                                                                   -----------------   ----------------
      CM1 - highest quality                                                        $      1,829,123    $     1,613,088
      CM2 - high quality                                                                    132,154            118,193
      CM3 - medium quality                                                                    2,091             11,427
      CM4 - low medium quality                                                                1,721              1,778
      CM5 - low quality                                                                          --                 --
                                                                                   -----------------   ----------------
         Subtotal - CM category                                                           1,965,089          1,744,486
      Residential - not categorized                                                              79                 96
      Valuation adjustment                                                                       --             (1,041)
                                                                                   -----------------   ----------------

         Total                                                                     $      1,965,168    $     1,743,541
                                                                                   =================   ================

     Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, toss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2017 or 2016.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     AUL had outstanding mortgage loan commitments of approximately $55,074 and $112,700 at December 31, 2017 and 2016, respectively.

     DERIVATIVES

     The Company uses derivatives, including option contracts, to manage risks associated with interest rates and changes in the estimated fair values of the Company's liabilities driven by the equity market. The value of these derivatives are derived from interest rates or financial indices and are contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company's Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within 'Other invested assets' or liabilities within 'Other liabilities'. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participation rates and caps are set by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

     As of December 31, 2017, the fair value of derivative assets and liabilities were $29,328 and $17,994, respectively. As of December 31, 2016, the fair value of derivative assets and liabilities were $18,154 and $10,976, respectively. The change in fair value resulted in an unrealized loss of $4,696 and $2,191 as of December 31, 2017 and 2016, respectively.

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold.

     The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     the counterparty. There are no derivative instruments with credit risk related contingent features that are in a net liability position on December 31, 2017.

     The Company received collateral from OTC counterparties in the amount of $11,120 and $7,480 at December 31, 2017 and 2016, respectively, and the Company delivered no collateral at December 31, 2017 or 2016. The Company maintained ownership of any collateral delivered. The cash collateral is included in cash and cash equivalents, and short-term investments and the obligation to return it is included in other liabilities.

     The notional amounts and the fair market value of swaptions and option contracts at December 31 were as follows:

                                                             2017                                  2016
                                             -----------------------------------   -----------------------------------
                                                 NOTIONAL          FAIR MARKET         NOTIONAL          FAIR MARKET
                                             ----------------   ----------------   ----------------   ----------------
          Purchased S&P 500 Call Options     $       317,400    $        29,328    $       232,400    $        18,154
          Written S&P 500 Call Options               280,900            (17,994)           206,900            (10,976)
          Swaptions                                       --                                    --
                                                                ----------------                      ----------------
          Net Fair Market Value                                 $        11,334                       $         7,178
                                                                ================                      ================

     Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the statutory statements of operations. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

                                                                                                                GROSS
                                                                                                             ADMITTED AND
                                                              TOTAL GENERAL ACCOUNT                          NONADMITTED
                                                        --------------------------------       CHANGE       RESTRICTED TO
      RESTRICTED ASSET CATEGORY                               2017             2016        BETWEEN YEARS        TOTAL
      ------------------------------------------------  ---------------  ---------------  ---------------  ---------------
      Letter stock or securities restricted as to
         sale                                           $       77,548   $       50,538   $       27,010                0%
      On deposit with states                                     3,697            5,922           (2,225)               0%
      Bonds held for the Federal Home Loan Bank of
         Indianapolis collateral                               933,061          378,722          554,339                3%
      Bonds held for assumed reinsurance                       177,361          195,272          (17,911)               1%
      Mortgage loans held for the Federal Home Loan
         Bank of Indianapolis collateral                     1,671,411        1,420,046          251,365                6%

      Collateral held under security lending
         agreement                                             315,234               --          315,234                1%
                                                        ---------------  ---------------  ---------------  ---------------
      Total Restricted Assets                           $    3,178,312   $    2,050,500   $    1,127,812               11%
                                                        ===============  ===============  ===============  ===============

     SECURITIES LENDING TRANSACTIONS

     In the second quarter of 2017, the Company entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral with ongoing adjustment as the market fluctuates. Cash collateral received is reinvested and reported as Securities Lending Reinvest Collateral Assets, and the offsetting collateral liability is included in Payable for Securities Lending.

     Cash collateral assets received as of December 31, 2017 are as follows:

      CASH COLLATERAL RECEIVED:                                                                        FAIR VALUE
      --------------------------------------------------------------------------------------------  ---------------
      Open                                                                                          $       (1,908)
      30 Days or Less                                                                                      141,408
      31 to 60 Days                                                                                         21,588
      61 to 90 Days                                                                                          3,026
      Greater than 90 Days                                                                                 151,109
      Subtotal                                                                                             315,223
      Securities Received                                                                                       --
                                                                                                    ---------------
      Total Collateral Reinvested                                                                   $      315,223
                                                                                                    ===============

     The Company receives collateral consisting of cash from its securities lending transactions. The Company reinvests the cash collateral according to guidelines of the Company's investment policy.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     Reinvested collateral assets as of December 31, 2017 are as follows:

                                                                       AMORTIZED
      CASH COLLATERAL REINVESTED:                                        COST          FAIR VALUE
      -----------------------------------------------------------   --------------  ----------------
      Open                                                          $      (1,908)  $        (1,908)
      30 Days or Less                                                     141,408           141,408
      31 to 60 Days                                                        21,585            21,588
      61 to 90 Days                                                         3,026             3,026
      91 to 120 Days                                                       17,735            17,735
      121 to 180 Days                                                      27,216            27,216
      181 to 365 Days                                                      41,388            41,376
      1 to 2 Years                                                         45,615            45,612
      2 to 3 Years                                                         19,169            19,170
      Greater than 3 Years                                                     --                --
                                                                    --------------  ----------------
      Subtotal                                                            315,234           315,223
      Securities Received                                                      --                --
                                                                    --------------  ----------------
      Total Collateral Reinvested                                   $     315,234   $       315,223
                                                                    ==============  ================

     The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge.

     The Company does not use an affiliated agent for securities lending activities.

     The Company has collateral for transactions that extend beyond one year from December 31, 2017 as follows:

                                                                                        AMORTIZED
      DESCRIPTION OF COLLATERAL                                                           COST
      ----------------------------------------------------------------------------  ----------------
      Industrial and Miscellaneous Bonds                                            $        64,784

      Total collateral extending beyond one year from of the reporting date         $        64,784

     The Company does not engage in any securities lending transactions within the separate account.

     The Company generally invests securities lending collateral in securities with maturities of less than 2 years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

     The Company has no balances outstanding under dollar repurchase or dollar reverse repurchase agreements.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     Transfers of financial assets accounted for as secured borrowings at December 31, 2017 are as follows:

      ASSETS:
         Bonds                                                                           $        64,784
         Cash, Cash Equivalents, and Short Term                                                  250,450
                                                                                         ----------------
         Total Securities Lending Collateral                                             $       315,234

      LIABILITIES:
         Securities Lending Cash Collateral                                              $       315,234

     The Company does not have any transfers of receivables with recourse.

5. REAL ESTATE

     AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation of $1,482 and $1,499 for investment properties and $107,934 and $114,587 for the home office at December 31, 2017 and 2016, respectively. Depreciation expense on real estate amounted to $5,110 and $4,788 in 2017 and 2016, respectively.

     Income from real estate for 2017 and 2016 includes $1,736 and $5,784, respectively.

     The Company reported no real estate acquired in satisfaction of debt in either 2017 or 2016.

6. RESERVE FOR POLICY BENEFITS

     Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

     In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

     Reserves on older substandard traditional policies are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

     The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,193,837 and $988,729 as of December 31, 2017 and 2016, respectively. The amount of the related reserve was $8,144 and $6,832 as of December 31, 2017 and 2016, respectively.

     Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     These reserves consisted of the following at December 31:

                                                                                          2017              2016
                                                                                    ---------------   ----------------
      Life and accident and health reserves
         Individual, group and credit life policies                                 $    2,886,086    $     2,765,286
         Annuities and deposit administration funds                                      8,222,194          7,492,213
         Accident and health and other reserves                                          1,483,752          1,407,971
      Less reinsurance ceded                                                            (2,242,881)        (2,167,948)
                                                                                    ---------------   ----------------
                                                                                    $   10,349,151    $     9,497,522
                                                                                    ===============   ================

     The withdrawal characteristics of the Company's annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

                                                                 2017                               2016
                                                   --------------------------------  ---------------------------------
                                                        AMOUNT         % OF TOTAL         AMOUNT          % OF TOTAL
                                                   ---------------  ---------------  ---------------   ---------------
      Subject to discretionary withdrawal
         With market value adjustment              $    2,209,699              9.0%  $    2,482,086              11.6%
         At book value less surrender charges             514,332              2.1%         457,402               2.1%
         At market value                               14,610,447             59.1%      12,724,285              59.3%
                                                   ---------------  ---------------  ---------------   ---------------
                                                       17,334,478             70.2%      15,663,773              73.0%
      Subject to discretionary withdrawal
         without adjustment
         At book value without adjustment               3,619,032             14.7%       3,391,626              15.8%
      Not subject to discretionary withdrawal           3,719,505             15.1%       2,393,169              11.2%
                                                   ---------------  ---------------  ---------------   ---------------

                                                   $   24,673,015            100.0%  $   21,448,568             100.0%
      Less reinsurance ceded                                   --                                --
                                                   ---------------                   ---------------

                                                   $   24,673,015                    $   21,448,568
                                                   ===============                   ===============

7. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

                                                            2017                                  2016
                                            ------------------------------------  ------------------------------------
                                                  GROSS          NET OF LOADING         GROSS          NET OF LOADING
                                            -----------------  -----------------  -----------------  -----------------
      TYPE OF BUSINESS
         Ordinary new business              $          7,868   $          3,566   $          7,992   $          3,390
         Ordinary renewal                             51,699             58,613             46,952             52,960
         Group life                                    2,965              2,965                (21)               (21)
                                            -----------------  -----------------  -----------------  -----------------
                                            $         62,532   $         65,144   $         54,923   $         56,329
                                            =================  =================  =================  =================

     The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company's underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     retrospective rating features was $8,551 and $9,060 at December 31, 2017, and 2016, respectively. This represented 3.9 percent and 5.4 percent of the total net premiums written for group life and health in 2017 and 2016, respectively.

8. SEPARATE ACCOUNTS

     Separate Account assets held by the Company are carried at market value and consist primarily of variable life and annuity contracts.

     The Company's Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

                                                                                    2017              2016
                                                                              ----------------  ----------------
     PRODUCT
        Life insurance                                                        $       137,395   $       125,229
        Individual annuities                                                          572,575           587,775
        Group annuities                                                            14,045,086        12,144,572
                                                                              ----------------  ----------------
           Total                                                              $    14,755,056   $    12,857,576
                                                                              ================  ================

     A reconciliation of transfers to the Company from the separate accounts is as follows:

                                                                                    2017              2016
                                                                              ----------------  ----------------
     Transfers as reported in the statements of operations of the separate accounts:

        Transfers to separate accounts                                        $     2,294,701   $     2,226,794
        Transfers from separate accounts                                            2,545,360         2,570,641
                                                                              ----------------  ----------------
           Net separate account transfers as reported in the statements of
              operations                                                      $      (250,659)  $      (343,847)
                                                                              ================  ================

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

                                                                                    2017               2016
                                                                              ----------------   ----------------
     Premiums, considerations or deposits                                     $     2,294,701    $     2,226,794
                                                                              ----------------   ----------------
     Reserves at December 31
        For accounts with assets at
           Market value                                                       $    14,747,834    $    12,849,334
           Amortized cost                                                                  --                 --
                                                                              ----------------   ----------------
              Total reserves                                                  $    14,747,834    $    12,849,334
                                                                              ----------------   ----------------

     By withdrawal characteristics
        Subject to discretionary withdrawal                                   $            --    $            --
           With market value adjustment                                                    --                 --
           At book value without market value adjustment and with current
              surrender charge of 5% or more                                               --                 --
           At market value                                                         14,747,834         12,849,316
           At book value without market value adjustment and with current
              surrender charge of less than 5%                                             --                 --
                                                                              ----------------   ----------------
                                                                                   14,747,834         12,849,316
        Not subject to discretionary withdrawal                                            --                 18
                                                                              ----------------   ----------------
              Total                                                           $    14,747,834    $    12,849,334
                                                                              ================   ================

9. EMPLOYEES' AND AGENTS' BENEFIT PLANS

     December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica.

     The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants' contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company's contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

                                                                 OVERFUNDED                   UNDERFUNDED
                                                        ---------------------------   ---------------------------
                                                            2017           2016           2017           2016
                                                        ------------   ------------   ------------   ------------
     CHANGE IN BENEFIT OBLIGATION
        Postretirement benefits
           Benefit obligation at beginning of year      $        --    $        --    $    61,962    $    59,404
           Service cost                                          --             --          1,257          1,162
           Interest cost                                         --             --          2,117          2,514
           Contribution by plan participants                     --             --          1,361          1,446
           Actuarial loss                                        --             --          4,382          1,471
           Benefits paid                                         --             --         (4,482)        (4,556)
           Plan amendments                                       --             --           (692)           521
           Business combinations, divestitures,
              curtailments, settlements and
              special termination benefits                       --             --            (91)            --
                                                        ------------   ------------   ------------   ------------
                 Benefit obligation at end of year      $        --    $        --    $    65,814    $    61,962
                                                        ============   ============   ============   ============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

                                                                                   POSTRETIREMENT BENEFITS
                                                                              -----------------------------------
                                                                                    2017               2016
                                                                              ----------------   ----------------
     CHANGE IN PLAN ASSETS
        Fair value of plan assets at beginning of year                        $            --    $            --
        Actual return on plan assets                                                       --                 --
        Employer contribution                                                           3,121              3,111
        Plan participants' contributions                                                1,361              1,446
        Benefits paid                                                                  (4,482)            (4,557)
        Transfer to parent                                                                 --                 --
                                                                              ----------------   ----------------
              Fair value of plan assets at end of year                        $            --    $            --
                                                                              ================   ================

     FUNDED STATUS
        Overfunded
           Asset (nonadmitted)
              Prepaid benefit costs                                           $            --    $            --
              Overfunded plan assets                                                       --                 --
              Total assets (nonadmitted)                                      $            --    $            --
        Underfunded
           Liabilities recognized
              Accrued benefit costs                                           $        52,763    $        50,719
              Liability for pension benefits                                           13,051             11,322
              Total liabilities recognized                                    $        65,814    $        62,041
           Unrecognized liabilities                                           $            --    $            --

     COMPONENTS OF NET PERIODIC BENEFIT COST
        Service cost                                                          $         1,256    $         1,162
        Interest cost                                                                   2,117              2,514
        Expected return on plan assets                                                     --                 --
        Transition asset or obligation                                                     57                 --
        (Gains) and losses                                                                580                563
        Prior service cost or credit                                                      377                377
        Gain or loss recognized due to a settlement or curtailment                        (91)                --
                                                                              ----------------   ----------------
              Total net periodic benefit cost                                 $         4,296    $         4,616
                                                                              ================   ================

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) RECOGNIZED AS COMPONENTS OF NET
        PERIODIC BENEFIT COST
        Items not yet recognized as a component of net periodic cost -
           prior year                                                         $        (7,717)   $        (7,736)
        Net transition asset or obligation recognized                                      --                 --
        Net prior service cost or credit arising during the period                         --                 --
        Net prior service cost or credit recognized                                       377                377
        Net gain and loss arising during the period                                    (2,580)              (921)
        Net gain and loss recognized or transferred to parent                             580                563
        Items not yet recognized as a component of net periodic cost -
           current year                                                       $        (9,340)   $        (7,717)

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) EXPECTED TO BE RECOGNIZED IN THE
        NEXT FISCAL YEAR AS COMPONENTS OF NET PERIODIC BENEFIT COST
        Net transition asset or obligation                                    $            --    $            --
        Net prior service cost or credit                                                 (322)              (433)
        Net recognized gains and (losses)                                                (740)              (415)

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) THAT HAVE NOT YET BEEN
        RECOGNIZED AS COMPONENTS OF NET PERIODIC BENEFIT COST
        Net transition asset or obligation                                    $            --    $            --
        Net prior service cost or credit                                                 (155)            (1,223)
        Net recognized gains and (losses)                                              (9,185)            (6,494)

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     Weighted-average assumptions used to determine net periodic benefit cost at December 31:

                                                                                        OTHER BENEFITS
                                                                              -----------------------------------
                                                                                    2017               2016
                                                                              ----------------   ----------------

        Discount rate                                                                    4.06%              4.32%
        Rate of compensation increase                                                    6.00%              6.00%

     Weighted-average assumptions used to determine benefit obligations at December 31:

                                                                                        OTHER BENEFITS
                                                                              -----------------------------------
                                                                                    2017               2016
                                                                              ----------------   ----------------

        Discount rate                                                                    3.62%              4.05%
        Rate of compensation increase                                                    6.00%              6.00%

     Pension Benefits and Other Benefits that make up the plan assets and benefit obligations are based upon a measurement date of December 31.

     As of December 31, 2016, the Company changed the method used to measure service and interest cost for other benefits. Previously the Company measured service and interest costs using a single weighted-average discount rate derived from the yield curve used to measure the plan obligations. Beginning December 31, 2016, we elected to measure service and interest costs by applying the specific spot rate along that yield curve to the plans' expected liability cash flows. The Company made this change to provide a more precise measurement of service and interest costs by improving the correlation between benefit cash flows and the corresponding spot yield curve rates. This changes does not impact the measurement of the plan obligations. The Company has accounted for this change as a change in estimate and accounted for it on a prospective basis.

     For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2016 rate of 6.25% until the ultimate rate of 5.00% is reached in 2021.

     The Company expects to contribute $3,786 to its other postretirement benefit plans in 2018.

     OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company's share of net periodic benefit costs were $8,479 and $9,174 for 2017 and 2016, respectively. The Company has no legal obligation for benefits under this plan.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                                   OTHER
                                                                                                 BENEFITS
                                                                                             ----------------

     2017                                                                                    $         3,786
     2018                                                                                              3,742
     2019                                                                                              3,733
     2020                                                                                              3,760
     2021                                                                                              3,803
     Years 2022-2026                                                                                  20,418

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans. The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

     The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants' elective deferral on the first 6 percent of eligible compensation. The Company's contribution to the plan was $3,788 and $3,609 for 2017 and 2016, respectively. As of December 31, 2017, the fair value of the plan assets was $323,510.

     The Company sponsors a profit sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan's nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit sharing contribution for the 2017 plan year. During 2017, the Company contributed $296 in employer matching contributions. The Company contributed $1,128 in safe harbor matching contributions for the 2017 plan. As of December 31, 2017 the fair market value of the plan assets was $29,616.

     The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company's share of net periodic benefit cost for other postretirement benefit plans was $6,648 and $8,329 for 2017 and 2016, respectively. The Company has the legal obligation for benefits under these plans.

     The Company has entered into deferred compensation agreements with certain directors, employees, agents and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     within "accrued commissions and general expenses" on the Statements of Admitted Assets, Liabilities and Surplus.

10. FEDERAL INCOME TAXES

     The components of the net deferred tax asset recognized in the Company's Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

                                                                                    2017
                                                            -----------------------------------------------------
                                                               ORDINARY            CAPITAL            TOTAL
                                                            ----------------   ----------------  ----------------
     Gross deferred tax assets                              $       128,481    $         1,769   $       130,250
     Less: valuation allowance                                           --                 --                --
                                                            ----------------   ----------------  ----------------
     Adjusted gross deferred tax asset                              128,481              1,769           130,250
     Deferred tax asset nonadmitted                                 (31,216)              (292)          (31,508)
                                                            ----------------   ----------------  ----------------
     Subtotal net admitted deferred tax asset                        97,265              1,477            98,742
     Deferred tax liabilities                                       (41,636)            (4,521)          (46,157)
                                                            ----------------   ----------------  ----------------
     Net admitted deferred tax asset                        $        55,629    $        (3,044)  $        52,585
                                                            ================   ================  ================

        Decrease in nonadmitted tax asset                                                        $        43,280

                                                                                    2016
                                                            -----------------------------------------------------
                                                               ORDINARY            CAPITAL            TOTAL
                                                            ----------------   ----------------  ----------------

     Gross deferred tax assets                              $       178,038    $         3,080   $       181,118
     Less: valuation allowance                                           --                 --                --
                                                            ----------------   ----------------  ----------------
     Adjusted gross deferred tax asset                              178,038              3,080           181,118
     Deferred tax asset nonadmitted                                 (74,788)                --           (74,788)
                                                            ----------------   ----------------  ----------------
     Subtotal net admitted deferred tax asset                       103,250              3,080           106,330
     Deferred tax liabilities                                       (41,398)            (4,926)          (46,324)
                                                            ----------------   ----------------  ----------------
     Net admitted deferred tax asset                        $        61,852    $        (1,846)  $        60,006
                                                            ================   ================  ================

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The admitted deferred tax asset is determined from the following components at December 31:

                                                          2017                                         2016
                                       -------------------------------------------  -------------------------------------------
                                        ORDINARY        CAPITAL         TOTAL         ORDINARY        CAPITAL         TOTAL
                                       ------------   ------------   -------------  -------------   ------------   ------------
     Admission calculation
         components: SSAP 101
         (Paragraph 11)

     (a) Federal income taxes paid
         in prior years recoverable
         through loss carrybacks                --            644             644   $     49,433    $     1,506    $    50,939

     (b) Adjusted gross deferred
         tax assets expected to be
         realized after the
         application of the
         threshold limitation               51,940             --          51,940          9,067             --          9,067

     (i) Adjusted gross deferred
         tax assets expected to be
         realized following the
         balance sheet date                 51,940             --          51,940          9,067              0          9,067

     (ii)Adjusted gross deferred
         tax assets allowed per
         limitation                             --             --         145,539              0              0        134,570

     (c) Adjusted gross deferred
         tax assets (excluding the
         amount of deferred tax
         assets from (a) and (b)            45,325            833          46,158         44,750          1,574         46,324
         above offset by gross
         deferred tax liabilities

     Deferred tax assets admitted
         as the result of the
         application of SSAP No. 101
         (a+b+c)                       $    97,265    $     1,477    $     98,742   $    103,250    $     3,080    $   106,330

     Ratio percentage used to
         determine recovery period
         and threshold                                                        774%                                         845%

     Amount of adjusted capital and
         surplus used to determine
         recovery period and
         threshold amount                                            $  1,089,584                                  $ 1,002,323

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

                                                  2017                          2016                          CHANGE
                                       ---------------------------   ---------------------------    ---------------------------
                                        ORDINARY        CAPITAL        ORDINARY       CAPITAL        ORDINARY        CAPITAL
                                       ------------   ------------   -------------  -------------   ------------   ------------
     Adjusted gross DTAs               $   128,481    $     1,769    $    178,038   $      3,080    $   (49,557)   $    (1,311)
     Percentage of adjusted gross
        DTA by tax character
        attributable to the impact
        of tax planning strategies             0.0%           0.0%            0.0%           0.0%           0.0%           0.0%
     Net admitted adjusted gross
        DTAs                                97,265          1,477         103,250          3,080         (5,985)        (1,603)
     Percentage of adjusted net
        admitted adjusted gross
        DTAs by tax character
        admitted because of the
        impact of tax planning
        strategies                             0.5%           0.0%            1.5%           0.0%          -1.0%           0.0%

     The change in net deferred taxes is comprised of the following (exclusive of the change in non-admitted assets reported as a component of the Change in non-admitted Assets) at December 31:

                                                                           2017               2016             CHANGE
                                                                     ----------------   ----------------  ----------------
     Gross deferred tax assets                                       $       130,250    $       181,118   $       (50,868)
     Deferred tax liabilities                                                (46,157)           (46,324)              167
                                                                     ----------------   ----------------  ----------------
        Net deferred tax asset                                                84,093            134,794           (50,701)
     Tax effect of unrealized gains                                           (5,507)            (5,329)             (178)
                                                                     ----------------   ----------------  ----------------
     Net deferred income tax asset, excluding unrealized gains       $        89,600    $       140,123   $       (50,523)
                                                                     ================   ================  ================

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

                                                                                        2017               2016
                                                                                  ----------------   ----------------
     DEFERRED TAX ASSETS
       Discounting of unpaid losses                                               $            37    $            51
       Policyholder reserves                                                               64,093             75,788
       Deferred acquisition costs                                                          20,372             31,667
       Policyholder dividend accrual                                                        2,569              4,658
       Fixed and amortizable assets                                                         8,405             12,622
       Compensation and benefits accrual                                                   19,971             31,493
       Receivables nonadmitted                                                              5,632              7,041
       Other                                                                                7,402             14,718
                                                                                  ----------------   ----------------
           Ordinary deferred tax assets                                                   128,481            178,038
           Nonadmitted deferred tax assets                                                (31,216)           (74,788)
                                                                                  ----------------   ----------------
           Admitted ordinary deferred tax assets                                  $        97,265    $       103,250
       Capital
         Investments                                                                        1,769              3,080
         Nonadmitted                                                                         (292)                --
                                                                                  ----------------   ----------------
           Admitted deferred tax assets                                           $        98,742    $       106,330

     DEFERRED TAX LIABILITIES
       Investments                                                                $         6,632    $        10,454
       Fixed assets                                                                         5,862              8,578
       Deferred and uncollected premium                                                    12,501             19,217
       Policyholder reserves                                                               14,857                581
       Other                                                                                1,784              2,568
                                                                                  ----------------   ----------------
           Ordinary deferred tax liabilities                                               41,636             41,398
       Capital - investments                                                                4,521              4,926
                                                                                  ----------------   ----------------
           Deferred tax liabilities                                                        46,157             46,324
                                                                                  ----------------   ----------------

           Net admitted deferred tax asset                                        $        52,585    $        60,006
                                                                                  ================   ================

     The above table reflects the impact of the Tax Cuts and Jobs Act that was enacted on December 22, 2017. The reduction in deferred taxes during 2017 related to the impact of this legislation was $56,062.

     The Company has recorded a provisional amount for the temporary difference related to policy reserves of $63,800 which includes the transitional reserve adjustment of $14,600 and the realization thereof as the Company is currently working through a final analysis of the implications of the tax reserve changes due to the income tax effects of the Tax Cuts and Jobs Act legislation. The Company will complete its review in 2018 and account for any changes as a change in estimate.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The following reconciliation which includes the impact of The Tax Cuts and Jobs Act enacted in December, 2017 accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate to income before federal income taxes at December 31:

                                                                                        2017              2016
                                                                                   ----------------  ----------------
     Tax expense at the federal statutory rate of 35%                              $        28,605   $        27,559
     Tax preferenced investment income                                                     (10,084)           (8,764)
     Nondeductible expenses                                                                    795               818
     Change in interest maintenance reserve                                                 (1,788)           (1,972)
     Change in nonadmitted assets                                                           (3,707)           (1,128)
     Elimination of statutory ceding commission amortization and capitalization             (1,241)           (1,218)
     Provision to return adjustment
     Change in pension liability                                                              (582)             (447)
     Change in deferred tax asset/liability due to change in enacted tax rate               59,733                --
     Other                                                                                    (498)           (1,356)
                                                                                   ----------------  ----------------
                                                                                   $        71,233   $        13,492
                                                                                   ================  ================

     Federal and foreign income taxes incurred                                     $        20,710   $        23,239
     Change in net deferred income taxes                                                    50,523            (9,747)
                                                                                   ----------------  ----------------
         Total statutory income tax                                                $        71,233   $        13,492
                                                                                   ================  ================

     Federal income tax-operating                                                  $        16,125   $        20,602
     Federal income tax-capital gains (losses)                                               4,585             2,637
                                                                                   ----------------  ----------------
         Federal income tax incurred                                               $        20,710   $        23,239
                                                                                   ================  ================

     The 2017 effect of the Tax Cuts and Jobs Act corporate income tax rate reduction related to the net unrealized capital gains is $3,672 and is included in the change in net unrealized capital gains (losses) less capital gains tax.

     The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

     2017                                                                                             $         9,458
     2016                                                                                             $         7,710
     2015                                                                                             $        10,488

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     A reconciliation of the beginning and ending liability for tax contingencies is as follows:


                                                                                       2017               2016
                                                                                  ----------------   ----------------

     Beginning of the year balance                                                $         1,390    $         5,097
       Additions based on tax positions related to the current year                         1,291                582
       Additions based on tax positions related to prior years                                 20                 --
       Decrease based on tax positions related to current year                               (330)              (596)
       Decrease for settlements                                                                --             (3,693)
                                                                                  ----------------   ----------------
     End of the year balance                                                      $         2,371    $         1,390
                                                                                  ================   ================

     The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision. No significant amounts were paid or accrued in the current year.

     The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions. For the major jurisdictions where it operates, the statutes remain open for the current and three prior calendar years. The Internal Revenue Service is currently examining the calendar year 2015 consolidated federal tax return which the Company joined in filing. As part of the examination, the Company and the Internal Revenue Service have reached a tentative agreement, consistent with prior settlements, with respect to an unrecognized benefit reported. As a result, it is anticipated that the unrecognized benefit balance will decline between $.8 million and $.9 million with the settlement of the audit in the next twelve months. No material adjustments are expected to be incurred as the result of the current examination.

11. REINSURANCE

     AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2017 and 2016, life reinsurance assumed was approximately 43 percent and 47 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 26 percent and 28 percent of gross life insurance premium income in 2017 and 2016, respectively. Premiums on accident and health reinsurance assumed were approximately 40 percent and 35 percent of gross accident and health premium income in 2017 and 2016, respectively.

     The Company cedes that portion of the total risk on an individual life in excess of $1,000. Prior to 2014, the amount ceded was in excess of $500. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

                                                                             2017               2016
                                                                        ----------------   ----------------
     Reinsurance ceded on ordinary life in force                        $    76,707,110    $    80,882,919
     Reinsurance ceded on group and credit life in force                      3,751,287          3,362,960
     Life reinsurance premiums ceded                                            191,939            192,500
     Accident and health reinsurance premiums ceded                              79,216             78,384
     Reinsurance recoveries                                                     318,072            320,969

     All AUL reinsurance agreements qualify for accounting as transfers of risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2017 and 2016 by $2,242,881 and $2,167,948,
     respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2017 and 2016 by $86,903 and $87,984, respectively, for reinsurance ceded.

     Two reinsurers account for approximately 89 percent of AUL's December 31, 2017 ceded reserves for life, annuity and accident and health insurance. These insurers maintain A.M. Best ratings between A+ and A-. Management believes amounts recoverable from these reinsurers are collectable. The remainder of such ceded reserves is spread among numerous reinsurers.

     The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2017, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2017 or 2016.

     The Company did not commute any material ceded reinsurance in 2017 or 2016.

12. DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

     MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2017 and 2016 was $227,518 and $216,044, respectively. MidAmerica does not have an exclusive contract with the Company.

13. RISK-BASED CAPITAL

     The NAIC requires companies to calculate Risk-based Capital ("RBC") to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2017, the Company's calculated RBC exceeded the minimum RBC requirements.

14. COMMITMENTS AND CONTINGENCIES

     Various lawsuits have arisen in the course of the Company's business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow.

     During the third quarter of 2016, the Company received a settlement from a service provider which resulted in a gain of $21,717 which has been reported as other income in the statements of operations.

15. SURPLUS NOTES AND SHAREHOLDER DIVIDENDS

     In 1996, AUL issued $75,000 of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

     Interest is payable semiannually in March and September. Interest payments of $5,813 and $5,813 were approved and paid in 2017 and 2016, respectively. Total interest paid inception to date is $125,680.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2017 and 2016 would have been $1,453.

     Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company's statutory surplus as of the most recently preceding December 31 or 100 percent of the Company's statutory gain from operations for the twelve month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $102,055 in 2018.

     The Company paid no dividends in 2017 or 2016.

     The Company received a capital contribution of $30,000 in 2017.

     The portion of unassigned surplus represented or reduced by each item below as of December 31, 2017 is as follows:

     Nonadmitted asset values                                                               $     (97,034)
     Asset valuation reserve                                                                $    (103,193)
     Net unrealized loss                                                                    $     (10,739)
     Reinsurance recoverables from unauthorized companies                                   $        (102)

16. FEDERAL HOME LOAN BANK OF INDIANAPOLIS

     In 2015, the Company entered into a line of credit for amounts up to $50,000 with the Federal Home Loan Bank of Indianapolis (FHLBI) which matured in 2017. During 2017, the Company entered into a new line of credit agreement for amounts up to $50,000 which will mature in 2019. The interest rate is determined based upon the FHLB variable advance rate at the time of a draw. The LOC is used to provide overnight liquidity. There is no amount outstanding on this facility as of December 31, 2017.

     The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings. At December 31, 2017 and 2016, the carrying value of the FHLBI Class B common stock was $77,548 and $50,538, respectively. The carrying value of the FHLBI common stock approximates fair value.

     Funding Agreements associated with the FHLBI totaled $1,670,574 and $1,069,064 as of December 31, 2017 and 2016, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the Funding Agreements with bond maturities. The Funding Agreements are classified as Deposit Type Contracts and had a carrying value of $1,672,070 and $1,070,094 at December 31, 2017 and 2016, respectively. Interest paid was $27,298 and $22,906 in 2017 and 2016, respectively.

     The line of credit and Funding Agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,586,797 and $1,782,023 at December 31, 2017 and 2016, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets,

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,604,472.

     The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $5,399 at December 31, 2017.

17. FAIR VALUE OF FINANCIAL INSTRUMENTS

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

     - Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

     - Level 2 - Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

     - Level 3 - Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities; for example the FHLBI stock.

     In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

     The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

     The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative. The derivative assets and liabilities consist of options contracts. The Company's derivative products are categorized as Level 2 in the fair value hierarchy.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company's investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

     The table below presents the balances of assets measured at fair value as of December 31:

                                                QUOTED PRICES IN     SIGNIFICANT        SIGNIFICANT           TOTAL
                                                 ACTIVE MARKETS       OBSERVABLE        UNOBSERVABLE           FAIR
     2017                                           LEVEL 1            LEVEL 2            LEVEL 3             VALUE
     ---------------------------------------   -----------------  -----------------  -----------------  -----------------
     ASSETS
       Common stocks
         Industrial & misc                     $             38   $             --   $         80,166   $         80,204
         Mutual funds                                    43,676                 --                 --             43,676
                                               -----------------  -----------------  -----------------  -----------------
           Total common stocks                           43,714                 --             80,166            123,880
       Derivatives                                           --             29,328                 --             29,328
       Separate account assets *                     14,755,056                 --                 --         14,755,056
                                               -----------------  -----------------  -----------------  -----------------
           Total Assets                        $     14,798,770   $         29,328   $         80,166   $     14,908,264
                                               =================  =================  =================  =================
     LIABILITIES
        Derivatives                            $             --   $         17,994   $             --   $         17,994

                                                QUOTED PRICES IN     SIGNIFICANT        SIGNIFICANT           TOTAL
                                                 ACTIVE MARKETS       OBSERVABLE        UNOBSERVABLE           FAIR
     2016                                           LEVEL 1            LEVEL 2            LEVEL 3             VALUE
     ---------------------------------------   -----------------  -----------------  -----------------  -----------------
     ASSETS
       Common stocks
         Industrial & misc                     $         11,078   $             --   $         52,939   $         64,017
         Mutual funds                                    29,952                 --                 --             29,952
                                               -----------------  -----------------  -----------------  -----------------
           Total common stocks                           41,030                 --             52,939             93,969
       Derivatives                                           --             18,154                 --             18,154
       Separate account assets *                     12,857,576                 --                 --         12,857,576
                                               -----------------  -----------------  -----------------  -----------------
           Total Assets                        $     12,898,606   $         18,154   $         52,939   $     12,969,699
                                               =================  =================  =================  =================
     LIABILITIES
        Derivatives                            $             --   $         10,976   $             --   $         10,976

--------
     *SEPARATE ACCOUNT ASSETS REPRESENT SEGREGATED FUNDS THAT ARE INVESTED ON BEHALF OF CUSTOMERS. INVESTMENT RISKS ASSOCIATED WITH MARKET VALUE CHANGES ARE BORNE BY THE CUSTOMER.

     There were no transfers between Level 1 and Level 2 of the fair value hierarchy. The Company's policy is to recognize transfers between levels at amortized cost as of the beginning of the reporting period. The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

                                                                                                       COMMON STOCKS
                                                                                                     INDUSTRIAL & MISC
                                                                                                   ---------------------
       BEGINNING BALANCE AT DECEMBER 31, 2015                                                      $             48,090
          Transfer into level 3                                                                                      --
          Transfer out of level 3                                                                                    --
          Total gains included in net income                                                                         --
          Total gains included in surplus                                                                           340
          Purchases                                                                                               4,509
          Issuances                                                                                                  --
          Sales                                                                                                      --
          Settlements                                                                                                --
                                                                                                   ---------------------
       ENDING BALANCE AT DECEMBER 31, 2016                                                         $             52,939
          Transfer into level 3                                                                                      --
          Transfer out of level 3                                                                                    --
          Total gains included in net income                                                                         --
          Total gains included in surplus                                                                           213
          Purchases                                                                                              27,015
          Issuances                                                                                                  --
          Sales                                                                                                      (1)
          Settlements                                                                                                --
                                                                                                   ---------------------
       ENDING BALANCE AT DECEMBER 31, 2017                                                         $             80,166
                                                                                                   =====================

     Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

     Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

     The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

     The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

     The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

     Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

     The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

                                                                 2017
                            --------------------------------------------------------------------------------   NOT PRACTICABLE
                                FAIR            ADMITTED                                                           CARRYING
                                VALUE            VALUE          LEVEL 1          LEVEL 2          LEVEL 3           VALUE
                            --------------   --------------  --------------   --------------   -------------   ----------------
     Assets
       Bonds                $  11,033,782    $  10,506,525   $     215,277    $   9,792,425    $  1,026,080    $            --
       Preferred stocks             7,714            7,533              --            7,714              --                 --
       Common stocks              123,880          123,880          43,714               --          80,166                 --
       Mortgage loans           1,924,913        1,965,168              --               --       1,924,913                 --
       Contract loans                  --          346,379              --               --              --            346,379
       Derivatives                 29,328           29,328              --           29,328              --                 --
       Other invested
         assets                   159,938          154,506              --           44,306         115,632                 --
       Securities
         lending
         reinvested
         collateral assets        315,223          315,234         129,100          186,123              --                 --
       Short-term
         investments               16,473           16,480          16,473               --              --                 --
       Corporate owned
         life insurance            91,155           91,155              --           91,155              --                 --
       Employee and
         agent trust                  133              133              --              133              --                 --
       Separate account
         assets                14,755,056       14,755,056      14,755,056               --              --                 --
     Liabilities
       Derivatives                 17,994           17,994              --           17,994              --                 --
       Payable for
         securities
         lending                  315,223          315,234         129,100          186,123              --                 --
       Funding
         agreements             1,666,360        1,672,070              --               --       1,666,360                 --

                                                                 2016
                            --------------------------------------------------------------------------------   NOT PRACTICABLE
                                FAIR            ADMITTED                                                          CARRYING
                                VALUE            VALUE          LEVEL 1          LEVEL 2          LEVEL 3           VALUE
                            --------------   --------------  --------------   --------------   -------------   ----------------
     Assets
       Bonds                $   9,770,332    $   9,405,914   $     101,083    $   9,511,201    $    158,048    $            --
       Preferred stocks             7,522            7,533              --            7,522              --                 --
       Common stocks               93,970           93,969          41,031               --          52,939                 --
       Mortgage loans           1,704,771        1,743,541              --               --       1,704,771                 --
       Contract loans                  --          311,943              --               --              --            311,943
       Derivatives                 18,154           18,154              --           18,154              --                 --
       Other invested
         assets                    83,808           81,281              --           28,553          55,255                 --
       Securities
         lending
         reinvested
         collateral assets             --               --              --               --              --                 --
       Short-term
         investments                7,936            7,950                            7,244             692                 --
       Corporate owned
         life insurance            82,425           82,425              --           82,425              --                 --
       Employee and
         agent trust                3,621            3,621              --            3,621              --                 --
       Separate account
         assets                12,857,576       12,857,576      12,857,576               --              --                 --
     Liabilities
       Derivatives                 10,976           10,976              --           10,976              --                 --
       Payable for
         securities
         lending                       --               --              --               --              --                 --
       Funding
         agreements             1,068,451        1,070,094              --               --       1,068,451                 --

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

18. SUBSEQUENT EVENTS

    Management has evaluated the impact of all subsequent events through April 4, 2018, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                             SUPPLEMENTAL SCHEDULES

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017
(DOLLARS IN THOUSANDS)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves:

Investment income earned
   Government bonds                                                                         $        31,375
   Other bonds (unaffiliated)                                                                       416,369
   Preferred stocks (unaffiliated)                                                                      458
   Common stocks (unaffiliated)                                                                       3,304
   Mortgage loans                                                                                    82,036
   Real estate                                                                                       16,127
   Premium notes, policy loans and liens                                                             16,789
   Cash/short-term investments                                                                          138
   Other invested assets                                                                              6,671
   Aggregate write-ins for investment income                                                            767
                                                                                            ----------------
     Gross investment income                                                                $       574,034
                                                                                            ================
Real estate owned--book value less encumbrances                                             $        91,469
Mortgage loans--book value
   Residential mortgages                                                                    $            80
   Commercial mortgages                                                                           1,965,088
                                                                                            ----------------
       Total mortgage loans                                                                 $     1,965,168
                                                                                            ================
Mortgage loans by standing--book value
   Good standing                                                                            $     1,964,176
   Good standing with restructured terms                                                                992
   Interest overdue more than three months, not in foreclosure
   Foreclosure in process                                                                                --
                                                                                            ----------------
       Total mortgage loans                                                                 $     1,965,168
                                                                                            ================
Other long-term assets--statement value                                                     $       192,598
Common stock of parent, subsidiary, and affiliates--book value                              $         3,503
Bonds and short-term investments by class and maturity
   Bonds by maturity--statement value
     Due within one year or less                                                            $       701,185
     Over 1 year through 5 years                                                                  3,150,817
     Over 5 years through 10 years                                                                3,203,060
     Over 10 years through 20 years                                                               1,657,302
     Over 20 years                                                                                1,763,416
     No maturity date                                                                                47,225
                                                                                            ----------------
       Total by maturity                                                                    $    10,523,005
                                                                                            ================
   Bonds by class--statement value
     Class 1                                                                                $     6,422,437
     Class 2                                                                                      3,837,617
     Class 3                                                                                        189,150
     Class 4                                                                                         62,873
     Class 5                                                                                         10,928
     Class 6                                                                                             --
                                                                                            ----------------
         Total by class                                                                     $    10,523,005
                                                                                            ================
   Total bonds publicly traded                                                              $     6,338,402
   Total bonds privately placed                                                             $     4,184,603

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, CONTINUED
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017
(DOLLARS IN THOUSANDS)

Preferred stocks--statement value                                                           $         7,533
Common stocks--market value                                                                 $       127,383
Short-term investments--book value                                                          $        16,480
Derivatives - statement value, net                                                          $        11,334
Cash (overdraft) on deposit                                                                 $        80,521
Life insurance in force, net of reinsurance
   Ordinary                                                                                 $    11,814,134
   Credit life                                                                              $            --
   Group life                                                                               $    40,912,570
Amount of accidental death insurance in force under ordinary policies                       $            32
Life insurance policies with disability provisions in force
   Ordinary                                                                                 $         9,333
   Group life                                                                               $        35,055
Supplementary contracts
   Ordinary--not involving life contingencies
     Amount on deposit                                                                      $        31,425
     Income payable                                                                         $           252
   Ordinary--involving life contingencies
     Income payable                                                                         $           223
   Group--not involving life contingencies
     Amount on deposit                                                                      $            69

Annuities
   Ordinary
     Immediate--amount of income payable                                                    $        27,748
     Deferred--fully paid account balance                                                   $            14
     Deferred--not fully paid account balance                                               $     1,155,390
   Group
     Amount of income payable                                                               $       116,713
     Fully paid account balance                                                             $       602,349
     Not fully paid account balance                                                         $     5,223,274
Accident and health insurance--premiums in force
   Ordinary                                                                                 $        51,415
   Group                                                                                    $       115,553
   Credit                                                                                   $            87

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, CONTINUED
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017
(DOLLARS IN THOUSANDS)

Deposit funds and dividend accumulations
   Deposit funds--account balance                                                           $         7,689
   Dividend accumulations--account balance                                                  $        44,783
Claim payments (by accident year)
   Group accident and health
     2017                                                                                   $        26,912
     2016                                                                                   $        13,404
     2015                                                                                   $         3,161
     2014                                                                                   $         1,096
     2013                                                                                   $           668
     Prior                                                                                  $        20,514
   Other accident and health
     2017                                                                                   $            --
     2016                                                                                   $            --
     2015                                                                                   $            --
     2014                                                                                   $            --
     2013                                                                                   $            --
     Prior                                                                                  $            --
   Other coverages that use developmental methods to calculate claims reserves

     2017                                                                                   $            --
     2016                                                                                   $            --
     2015                                                                                   $            --
     2014                                                                                   $            --
     2013                                                                                   $            --
     Prior                                                                                  $            --

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2017
(DOLLARS IN THOUSANDS)

The Company's gross investment holdings as filed in the 2017 Annual Statement are $13,649,290.

                                                                                    ADMITTED ASSETS AS REPORTED
                                        GROSS INVESTMENT HOLDINGS                     IN THE ANNUAL STATEMENT
                                      ----------------------------   ----------------------------------------------------------
                                                                                      SECURITIES
                                                                                       LENDING
                                                                                      REINVESTED
                                                                                      COLLATERAL
                                          AMOUNT       PERCENTAGE        AMOUNT         AMOUNT      TOTAL AMOUNT    PERCENTAGE
                                      -------------   ------------   -------------  -------------   -------------   -----------
INVESTMENT CATEGORIES
BONDS
   US Treasury Securities             $    168,173           1.23%   $    168,173   $         --    $    168,173          1.23%
   U.S. Government agency and
     corporate obligations
     (excluding mortgage-backed
     securities)
     Issued by US Government
       agencies                              8,627           0.06%          8,627             --           8,627          0.06%
     Issued by US
       Government-sponsored agencies            --             --              --             --              --          0.00%
   Foreign government (including
     Canada, excluding
     mortgage-backed securities)             5,274           0.04%          5,274             --           5,274          0.04%
   Securities issued by states,
     territories, and possessions
     and political subdivisions in
     the US
     State and territory and
       possession general
       obligations                         10,653           0.08%         10,653             --          10,653          0.08%
     Political subdivisions of
       states, territories and
       possessions political
       subdivisions general
       obligations                           2,310           0.02%          2,310             --           2,310          0.02%
     Revenue and assessment
       obligations                         165,616           1.21%        165,616             --         165,616          1.21%
     Industrial development bonds
       and similar obligations                  --           0.00%             --             --              --          0.00%
   Mortgage-backed securities
     (including residential and
     commercial MBS)
     Pass-through securities
       Guaranteed by GNMA                    1,559           0.01%          1,559             --           1,559          0.01%
       Issued by FNMA and FHLMC              7,526           0.06%          7,526             --           7,526          0.06%
       Other pass-through securities       158,441           1.16%        158,441             --         158,441          1.16%
     CMOs and REMICs
       Issued by FNMA, FHLMC or GNMA     1,249,375           9.15%      1,249,375             --       1,249,375          9.15%
       Privately issued and
         collateralized by MBS
         issued or guaranteed by
         GNMA, FNMA, or FHLMC               11,095           0.08%         11,095             --          11,095          0.08%
       All other privately issued          417,559           3.06%        417,559         29,942         447,501          3.28%
OTHER DEBT AND OTHER FIXED INCOME
   SECURITIES (EXCLUDING SHORT
   TERM)
   Unaffiliated domestic securities
     (includes credit tenant loans
     rated by the SVO)                   6,830,759          50.04%      6,830,759         34,842       6,865,601         50.30%
   Unaffiliated foreign securities       1,469,558          10.77%      1,469,558             --       1,469,558         10.77%
   Affiliated securities                        --             --              --             --              --          0.00%

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUMMARY INVESTMENT SCHEDULE, CONTINUED
DECEMBER 31, 2017
(DOLLARS IN THOUSANDS)

                                                                                     ADMITTED ASSETS AS REPORTED
                                        GROSS INVESTMENT HOLDINGS                      IN THE ANNUAL STATEMENT
                                      ----------------------------   ----------------------------------------------------------
                                                                                     SECURITIES
                                                                                      LENDING
                                                                                     REINVESTED
                                                                                     COLLATERAL
                                          AMOUNT       PERCENTAGE       AMOUNT         AMOUNT       TOTAL AMOUNT    PERCENTAGE
                                      -------------   ------------   -------------  -------------   -------------   -----------
EQUITY INTEREST
   Investments in mutual funds              43,676           0.32%         43,676             --          43,676          0.32%
   Preferred stocks
     Affiliated                                 --             --              --             --              --          0.00%
     Unaffiliated                            7,533           0.06%          7,533             --           7,533          0.06%
   Publicly traded equity
     securities (excluding
     preferred stocks)
     Affiliated                                 --             --              --             --              --          0.00%
     Unaffiliated                               --           0.00%             --             --              --          0.00%
   Other equity securities
     Affiliated                              3,503           0.03%          3,503             --           3,503          0.03%
     Unaffiliated                           80,204           0.59%         80,204             --          80,204          0.59%
   Other equity interests including
     tangible personal
     property under leases
     Affiliated                                 --             --              --             --              --          0.00%
     Unaffiliated                               --             --              --             --              --          0.00%

MORTGAGE LOANS
   Construction and land
     development                                --             --              --             --              --          0.00%
   Agricultural                                 --             --              --             --              --          0.00%
   Single family residential
     properties                                 80           0.00%             80             --              80          0.00%
   Multifamily residential
     properties                                 --             --              --             --              --          0.00%
   Commercial loans                      1,965,088          14.40%      1,965,088             --       1,965,088         14.40%

REAL ESTATE INVESTMENTS
   Property occupied by the company         75,803           0.56%         75,803             --          75,803          0.56%
   Property held for the production
     of income                              15,666           0.11%         15,666             --          15,666          0.11%
   Property held for sale                       --             --              --             --              --          0.00%
Contract Loans                             346,379           2.54%        346,379             --         346,379          2.54%
Derivatives                                 29,328           0.21%         29,328             --          29,328          0.21%
Receivables for securities                   8,764           0.06%          8,764             --           8,764          0.06%
Securities lending                         315,234           2.31%        315,234             --
Cash and short-term investments             97,001           0.71%         97,001        250,450         347,451          2.55%
Other invested assets                      154,915           1.13%        154,506             --         154,506          1.13%
                                      -------------   ------------   -------------  -------------   -------------   -----------
     TOTAL INVESTED ASSETS            $ 13,649,699         100.00%   $ 13,649,290   $    315,234    $ 13,649,290        100.00%
                                      =============   ============   =============  =============   =============   ===========

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2017
(DOLLARS IN THOUSANDS)

1. State the reporting entity's total admitted assets as reported on its annual statement. $14,049,899

2. State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

                                                                                                          PERCENTAGE OF TOTAL
     INVESTMENT CATEGORY                                                                AMOUNT              ADMITTED ASSETS
     ---------------------------------------------------------------------------   -----------------   ------------------------
     2.01  FEDERAL HOME LOAN BANK COMM                                             $         77,548                        0.6%
     2.02  AMERICAN WATER WORKS COMPANY INC                                                  71,112                        0.5%
     2.03  FCO_17-9                                                                          59,000                        0.4%
     2.04  ROYAL DUTCH SHELL PLC                                                             50,684                        0.4%
     2.05  ANHEUSER BUSCH INBEV NV                                                           50,162                        0.4%
     2.06  DUKE ENERGY CORP                                                                  45,726                        0.3%
     2.07  BERKSHIRE HATHAWAY INC                                                            45,719                        0.3%
     2.08  WELLS FARGO & COMPANY                                                             44,853                        0.3%
     2.09  VERIZON COMMUNICATIONS INC                                                        44,790                        0.3%
     2.10  SIEMENS AG                                                                        44,324                        0.3%

3. State the amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

                                               PERCENTAGE OF TOTAL                                           PERCENTAGE OF TOTAL
                                                    ADMITTED             PREFERRED                                ADMITTED
     BONDS                     AMOUNT                ASSETS               STOCKS             AMOUNT                ASSETS
     -------------------   ----------------   --------------------   ----------------   ----------------   --------------------
     3.01 NAIC - 1               6,422,437                   45.7%          P/RP - 1    $             --                    0.0%
     3.02 NAIC - 2               3,837,617                   27.3%          P/RP - 2               7,533                    0.1%
     3.03 NAIC - 3                 189,150                    1.3%          P/RP - 3                  --                    0.0%
     3.04 NAIC - 4                  62,873                    0.4%          P/RP - 4                  --                    0.0%
     3.05 NAIC - 5                  10,928                    0.1%          P/RP - 5                  --                    0.0%
     3.06 NAIC - 6                      --                    0.0%          P/RP - 6                  --                    0.0%

4. State the amounts and percentages of the reporting entity's total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31--DERIVATIVE INSTRUMENTS), including:

   Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

     4.01  Total admitted assets held in foreign investments                       $      1,236,330                        8.8%
     4.02  Foreign-currency-denominated investments                                              --                        0.0%
     4.03  Insurance liabilities denominated in that same foreign currency                       --                        0.0%

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2017
(DOLLARS IN THOUSANDS)

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                          PERCENTAGE OF TOTAL
                                                                                        AMOUNT              ADMITTED ASSETS
                                                                                   -----------------   ------------------------
     5.01  Countries rated NAIC-1                                                  $      1,186,690                        8.4%
     5.02  Countries rated NAIC-2                                                            49,640                        0.4%
     5.03  Countries rated NAIC-3 or below                                                       --                        0.0%

6. Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

                                                                                                          PERCENTAGE OF TOTAL
                                                                                        AMOUNT              ADMITTED ASSETS
                                                                                   -----------------   ------------------------
           Countries rated NAIC-1
     6.01  Country: Australia                                                      $        313,052                        2.2%
     6.02  Country: United Kingdom                                                          299,909                        2.1%

           Countries rated NAIC-2
     6.03  Country: Mexico                                                         $         39,140                        0.3%
     6.04  Country: Spain                                                                    10,500                        0.1%

           Countries rated NAIC-3 or below
     6.05  Country:                                                                $             --                        0.0%
     6.06  Country:                                                                              --                        0.0%

                                                                                                          PERCENTAGE OF TOTAL
                                                                                        AMOUNT              ADMITTED ASSETS
                                                                                   -----------------   ------------------------

7. Aggregate unhedged foreign currency exposure                                    $             --                        0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

     8.01  Countries rated NAIC-1                                                  $             --                        0.0%
     8.02  Countries rated NAIC-2                                                                --                        0.0%
     8.03  Countries rated NAIC-3 or below                                                       --                        0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

     9.01  Country:                                                                $             --                        0.0%
     9.02  Country:                                                                              --                        0.0%

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2017
(DOLLARS IN THOUSANDS)

List the 10 largest sovereign (i.e. non-governmental) foreign issues:

                                                                                                          PERCENTAGE OF TOTAL
                                                                                        AMOUNT              ADMITTED ASSETS
                                                                                   -----------------   ------------------------

     10.01 1FE ROYAL DUTCH SHELL PLC                                               $         50,684                        0.4%
     10.02 1FE SIEMENS AG                                                                    44,324                        0.3%
     10.03   1Z CSL LTD                                                                      37,037                        0.3%
     10.04 1FE MACQUARIE GROUP LTD                                                           27,744                        0.2%
     10.05 1FE INVESCO LTD                                                                   27,267                        0.2%
     10.06    1FONTERA CO-OPERATIVE GROUP LTD                                                26,047                        0.2%
     10.07 2FE PERNOD-RICARD SA                                                              25,997                        0.2%
     10.08   1Z DEXUS PROPERTY GROUP                                                         24,000                        0.2%
     10.09 2FE BRITISH SKY BROADCASTING GROUP PLC                                            23,938                        0.2%
     10.10    2 KONINKLIJKE PHILIPS ELECTRONICS NV                                           23,871                        0.2%

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? Yes [ X ] No [ ]


     11.01 Total admitted assets held in Canadian investments                      $             --                        0.0%
     11.02 Canadian-currency denominated investments                                             --                        0.0%
     11.03 Canadian-denominated insurance liabilities                                            --                        0.0%
     11.04 Unhedged Canadian currency exposure                                                   --                        0.0%

Line 12 is not applicable because the Company does not have contractual sales restrictions.

Line 13 is not applicable because the Company's equity securities are less than 2.5% of admitted assets.

Line 14 is not applicable because the Company's nonaffiliated, privately placed equities is less than 2.5% of admitted assets.

Line 15 is not applicable because the Company's general partnership interests are less than 2.5% of admitted assets.

16. With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

    Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity's total admitted assets? Yes [ ] No[X]

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2017
(DOLLARS IN THOUSANDS)

   List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                                                                                                       PERCENTAGE OF TOTAL
     TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)                                        AMOUNT          ADMITTED ASSETS
     -----------------------------------------------------------------------------   ---------------   --------------------
     16.02   Commercial                                                              $       26,791                    0.2%
     16.03   Commercial                                                                      26,000                    0.2%
     16.04   Commercial                                                                      24,756                    0.2%
     16.05   Commercial                                                                      24,296                    0.2%
     16.06   Commercial                                                                      24,152                    0.2%
     16.07   Commercial                                                                      23,422                    0.2%
     16.08   Commercial                                                                      21,321                    0.2%
     16.09   Commercial                                                                      17,063                    0.1%
     16.10   Commercial                                                                      16,933                    0.1%
     16.11   Commercial                                                                      15,795                    0.1%

   Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                       PERCENTAGE OF TOTAL
                                                                                         AMOUNT          ADMITTED ASSETS
                                                                                     ---------------   --------------------
     16.12   Commercial                                                              $           --                    0.0%
     16.13   Commercial                                                                          --                    0.0%
     16.14   Commercial                                                                          --                    0.0%
     16.15   Commercial                                                                          --                    0.0%
     16.16   Commercial                                                                         991                    0.0%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                     RESIDENTIAL                      COMMERCIAL                     AGRICULTURAL
                            ------------------------------   ------------------------------  ------------------------------
                                             PERCENTAGE OF                    PERCENTAGE OF                   PERCENTAGE OF
                                                TOTAL                            TOTAL                           TOTAL
                                               ADMITTED                         ADMITTED                        ADMITTED
     LOAN-TO VALUE              AMOUNT          ASSETS           AMOUNT          ASSETS          AMOUNT          ASSETS
     --------------------   --------------  --------------   -------------   --------------  --------------  --------------

     17.01 above 95%        $          --             0.0%            991              0.0%  $          --             0.0%
     17.02 91% to 95%                  --             0.0%             --              0.0%             --             0.0%
     17.03 81% to 90%                  --             0.0%             --              0.0%             --             0.0%
     17.04 71% to 80%                  --             0.0%             --              0.1%             --             0.0%
     17.05 below 70%                   80             0.0%      1,964,176             14.3%             --             0.0%

Line 18 is not applicable because the Company's investments held in real estate are less than 2.5% of admitted assets.

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2017
(DOLLARS IN THOUSANDS)

Line 19 is not applicable because the Company's investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

Line 20 Securities lending or repurchase agreements.

                                                AT YEAR-END
                                            PERCENTAGE OF TOTAL                       AT END OF EACH QUARTER
                                      --------------------------------  ---------------------------------------------------
                                                           ADMITTED         1ST QTR           2ND QTR           3RD QTR
                                          AMOUNT            ASSET            AMOUNT            AMOUNT            AMOUNT
                                      ---------------   --------------  ----------------  ---------------   ---------------
                                                                           (UNAUDITED)      (UNAUDITED)       (UNAUDITED)
     Securities lending (do not
       include assets held as
       collateral for such
       transactions)                  $  297,064,656              2.1%  $            --   $       81,681    $      193,936
     Repurchase agreements                        --              0.0%               --               --                --
     Reverse repurchase agreements                --              0.0%               --               --                --
     Dollar repurchase agreements                 --              0.0%               --               --                --
     Dollar reverse repurchase
       agreements                                 --              0.0%               --               --                --

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps and floors.

Line 22 Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards.

                                               AT YEAR-END
                                           PERCENTAGE OF TOTAL                        AT END OF EACH QUARTER
                                      --------------------------------  ---------------------------------------------------
                                                           ADMITTED         1ST QTR           2ND QTR           3RD QTR
                                          AMOUNT            ASSET            AMOUNT            AMOUNT            AMOUNT
                                      ---------------   --------------  ----------------  ---------------   ---------------
                                                                          (UNAUDITED)      (UNAUDITED)       (UNAUDITED)
     Hedging                     \                --              0.0%               --               --                --
     Income generation                            --              0.0%               --               --                --
     Replications                                 --              0.0%               --               --                --
     Other                                        --              0.0%               --               --                --

Line 23 is not applicable since the Company does not have potential exposure for futures contracts.

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO THE SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, SUMMARY INVESTMENT SCHEDULE AND SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017

1. BASIS OF PRESENTATION

   The accompanying schedules and interrogatories present selected financial data as of December 31, 2017 and for the year then ended for purposes of complying with the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners' Annual Statement Instructions and agree to or are included in the amounts reported in the Company's 2017 Statutory Annual Statement as filed with the IDOI.

   Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein. There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

                            AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts

                                    Sold By

                                AMERICAN UNITED
                           LIFE INSURANCE COMPANY(R)


                              One American Square
                          Indianapolis, Indiana 46206-0368

                      STATEMENT OF ADDITIONAL INFORMATION


                               Dated: May 1, 2018

                            PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements

      1.    Included in Prospectus (Part A):


            Condensed Financial Information (17)


      2.    Included in Statement of Additional Information (Part B):


            (a) Financial Statements of AUL American Individual Variable Annuity Unit Trust (17)


                       Report of Independent Registered Public Accounting Firm


                       Statements of Net Assets as of December 31, 2017

                       Statements of Operations for the period ended December 31, 2017

                       Statements of Changes in Net Assets for the periods ended December 31, 2017 and 2016 Notes to Financial Statements

            (b) Statutory Financial Statements of American United Life Insurance Company (17)


                       Report of Independent Registered Public Accounting Firm


                       Statements of Admitted Assets, Liabilities and Surplus as of December 31, 2017 and 2016 Statements of Operations for the years ended December 31, 2017 and 2016

                       Statements of Changes in Surplus for the years ended December 31, 2017 and 2016 Statements of Cash Flow for the years ended December 31, 2017 and 2016


                       Notes to Financial Statements

(b)   Exhibits

      1. Resolution of Executive Committee of American United Life Insurance Company ("AUL") establishing AUL American Unit Trust (1)

      2.    Not applicable

      3.    Underwriting Agreements

            3.1 Distribution Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. (6)

            3.2   Form of Selling Agreement (8)

      4.    Group Annuity Contract Forms:

            4.1   TDA Voluntary Contract, Form P-12511 (1)

            4.2   TDA Employer Sponsored Contract, Form P-12621 (1)

            4.3 TDA Employer Sponsored Benefit Responsive Contract, Form P-12621BR (1)

            4.4   TDA Custodial SPL Contract, Form P-12833 (1)

            4.5   TDA Custodial Contract, Form P-12833 (1) (3)

            4.6 TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

            4.7 TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

            4.8   IRA Non-Custodial Contract, Form P-12566 (1)

            4.9   IRA Custodial Contract, Form P-12867 (1) (3)

            4.10  DCP Contract, Form P-12518 (1)

            4.11  IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

            4.12 IRA Guaranteed Benefit Group Variable Annuity, Form P-GB-K-IRAMFVA (NBR) (2)

            4.13 TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

            4.14 Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

            4.15 Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

            4.16 TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)-OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (4)

            4.17 Employer-Sponsored TDA & Qualified Plan Guaranteed Benefit Contract & Certificates, OMNI AULONE Contract, Form GB10.OM-K & C (4)

            4.18 Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (4) (6)

            4.19 AUL American Series IRA Multiple Fund Individual Variable Annuity - Form IndividualORIRA (5)

            4.20 Amendment to the IRA Group Annuity Contract - Form IRAEGTRRAKAM (5)

            4.21 AUL American Series Roth IRA Multiple Fund Group Variable Annuity - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

            4.22 AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

            4.23 AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (5)

            4.24 AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K (Unall) (7)

            4.25  AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (8)

            4.26  AUL Omni DCP MFVA - Form DCP.OM (8)

            4.27  AUL Loan Administration Fee Addendum to Group Annuity Contract
                  (9)

            4.28 AUL Loan Administration Fee Amendment to Group Annuity Contract (9)

            4.29 AUL Unallocated Variable Registered Group Annuity 403(b) and 401(a) Contract (9)

            4.30 AUL Unallocated Variable Registered Group Annuity for HRAs, HSAs and OPEB Employee Benefit Plans (9)

            4.31 Addendum to the Certificate Issued to the Participants in TDA Group Annuity Contracts (10)

            4.32  Amendment to the TDA Group Annuity Contract (10)

            4.33 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account (SBR) (10)

            4.34 Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GB10-K (SVA) (11)

            4.35 Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GB10-C (SVA) (11)

            4.36 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GBERTDA-K (SVA) (11)

            4.37 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GBERTDA-C (SVA) (11)

            4.38 Deferred Compensation Plan (DCP) Multiple-Fund Group Variable Annuity with Stable Value Account Form DCP-K (SVA) (11)

            4.39 Guaranteed Benefit Unallocated Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account GBERTDA-uK (SVA) (12)

            4.40 Deferred Compensation Plan (DCP) Unallocated Multiple-Fund Group Variable Annuity with Stable Value Account DCP-uK (SVA)
                  (12)

            4.41 AUL American Series Roth IRA Multiple-Fund Group Variable Annuity ROTHIRA.SP-K (12)

            4.42 AUL American Series Roth IRA Multiple-Fund Group Variable Annuity Certificate ROTHIRA.SP-C (12)

      5.    Application Forms and other forms:

            5.1   AUL American Series Enrollment Form P-12464 (1)

            5.2   Employer Sponsored TDA Enrollment Form P-12477 (1)

            5.3   AUL Select Annuity Enrollment Form P-14009 (1)

            5.4   Application for No-Load IRA Contract, P-12503 (2)

            5.5   AUL American Series Enrollment Form P-11464 G (4)

            5.6 Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L (4)

      6.    Certificate of Incorporation and By-Laws of the Depositor

            6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

            6.2 Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

            6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company (6)

            6.4 Second Amended and Restated By-Laws of American United Life Insurance Company (6)

      7.    Not applicable

      8.    Form of Participation Agreements:

            8.1   Form of Participation Agreement with Alger American Fund (1)

            8.2   Form of Participation Agreement with American Century (1)

                  8.2.1 Form of Participation Agreement with American Century
                        Variable Portfolios, Inc. (3)

                  8.2.2 Form of Participation Agreement with American Century
                        Variable Portfolios, Inc. (3)

                  8.2.3 Form of Participation Agreement and Amendments thereto with American Century Variable Portfolios, Inc. (3) (6)

            8.3   Form of Participation Agreement with Calvert Variable Series
                  (1)

            8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

            8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

            8.6   Form of Participation Agreement with Janus Aspen Series (1)

            8.7 Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (3) (6)

            8.8 Form of Participation Agreement with Safeco Resource Series Trust (1)

            8.9 Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (3)

            8.10 Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company (3)

            8.11 Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company (3)

            8.12 Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company (3)

            8.13 Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company
                  (5)

            8.14 Form of Amendment No. 4 to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5)

            8.15 Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5)(6)

            8.16 Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company (5)

            8.17 Form of Participation Agreement between Pacific Investment Management Company LLC (PIMCO) and American United Life Insurance Company (5)

            8.18 Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company
                  (5)

            8.19 Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company
                  (5)

            8.20 Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company
                  (5)

            8.21 Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company (5)

            8.22 Form of Assignment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC (5)

            8.23 Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company (5)

            8.24 Form of Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (6)

            8.25 Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company (6)

            8.26 Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company (7)

            8.27 Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company (7)

            8.28 Form of Shareholder Services Agreement between Alliance Global Investor Services, Inc. and American United Life Insurance Company (8)

            8.29 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company (8)

            8.30 Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company (8)

            8.31 Form of First Amendment to the Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (8)

            8.32 Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company (8)

            8.33 Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company (8)

            8.34 Form of Administrative Services Agreement between OppenheimerFunds Distributor, Inc. and American United Life Insurance Company (8)

            8.35 Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company
                  (8)

            8.36 Form of Participation Agreement between Thornburg Investment Management, Inc. and American United Life Insurance Company
                  (8)

            8.37 Form of Participation Agreement between American Funds and American United Life Insurance Company (9)

            8.38 Form of Broker Dealer Agreement between BlackRock Investments, Inc. and OneAmerica Securities, Inc. (10)

            8.39 Form of Investor Distribution and Service Agreement between BlackRock Investments, Inc. and American United Life Insurance Company (10)

            8.40 Form of Service Agreement between BlackRock Advisors, LLC and American United Life Insurance Company (10)

            8.41 Form of Shareholder Service Agreement for Institutional Class Shares between BlackRock Advisors, LLC and American United Life Insurance Company (10)

            8.42 Form of Selling/Service Agreement for CRM Mutual Fund Trust between PFPC Distributors, Inc. and American United Life Insurance Company (10)

            8.43 Form of Service Agreement between DWS Investments Service Company and American United Life Insurance Company (10)

            8.44 Form of Retail Fund Participation Agreement between Pax World Funds Series Trust 1, Alps Distributors, Inc. and American United Life Insurance Company (10)

            8.45 Form of Services Agreement between Prudential Investment Management Services LLC and American United Life Insurance Company (11)

            8.46 Form of Participation Agreement among Prudential Investments LLC, Prudential Investment Management Services LLC and American United Life Insurance Company (11)

            8.47 Form of Selling Group Agreement between Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., OneAmerica Securities, Inc. and American United Life Insurance Company
                  (11)

            8.48 Form of Selling and Shareholder Support Services Agreement between ALPS and American United Life Insurance Company & OneAmerica Securities, Inc. (12)

            8.49 Form Service Agreement between RidgeWorth Funds, American United Life Insurance Company and OneAmerica Securities, Inc.(12)

            8.50 Form of Service Agreement between Parnassus Investments and American United Life Insurance Company (12)

            8.51 Form of Administrative Services Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. and Payden (12) & Rygel Distributors

            8.52 Form of Form of Selling Group Agreement between Matrix Capital Groug, Inc., American United Life Insurance Company & OneAmerica Securities, Inc.

            8.53 Form of Recordkeeping Agreement between Federated Shareholder Services Company American United Life Insurance Company and OneAmerica Securities, Inc. (14)

            8.54 Form of Participation Agreement among Putnam Management Limited Partnership, Putnam Investor Services, Inc., American United Life Insurance Company and OneAmerica Securities, Inc.
                  (14)

            8.55 Form of Shareholder Servicing Agreement between Schwartz Investment Counsel, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (14)

            8.56 Form of Administrative Services Agreement between AQR Capital Management, LLC and American United Life Insurance Company
                  (15)

            8.57 Form of Service Agreement between MBSC Securities Corporation and OneAmerica Securities, Inc. (15)

            8.58 Form of Shareholder Services Agreement among PNC Funds, PNC Advantage Funds, PNC Capital Advisors, LLC and American United Life Insurance Company (15)


            8.59 Form of Selling Agreement between Principal Funds Distributor, Inc. and OneAmerica Securities, Inc. (16)

            8.60 Form of Services Agreement between Principal Shareholder Services, Inc. and OneAmerica Securities, Inc. (16)

            8.61 Form of Service Agreement between JPMorgan Distribution Services, Inc. and American United Life Insurance Company (17)

            8.62 Form of Administrative Services Agreement by and among The Advisors' Inner Circle Fund III, on behalf of the Knights of Columbus Funds and American United Life Insurance Company (17)

            8.63 Form of Sales Agreement with VP Distributors, LLC and OneAmerica Securities, Inc. (17)

            8.64 Form of Service Agreement between Virtus Fund Services, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (17)

            8.65 Form of Service Agreement Payments between Virtus Fund Services, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (17)

            8.66 Form of Dealer Agreement between American Beacon Advisors, Inc. and OneAmerica Securities, Inc. (17)


      9. Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)

      10.   Miscellaneous Consents


            10.1  Consent of Independent Auditors (17)
            10.2  Consent of Dechert LLP (17)


            10.3  Powers of Attorney (16)

            10.4  Rule 483 Certified Resolution (17)


      11.   Not applicable

      12.   Not applicable

----------
(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on May 26, 1998.

(2) Filed with the Registrant's Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3) Filed with the Registrant's Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(4) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(5) Filed with the Registrant's Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(6) Filed with the Registrant's Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(7) Filed with the Registrant's Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(8) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(9) Filed with the Registrant's Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(10) Filed with the Registrant's Post-Effective Amendment No. 36 (File No. 33-31375) on April 16, 2009.

(11) Filed with the Registrant's Post-Effective Amendment No. 37 (File No. 33-31375) on April 19, 2010.

(12) Filed with the Registrant's Post-Effective Amendment No. 38 (File No. 33-31375) on April 19, 2011.

(13) Filed with the Registrant's Post-Effective Amendment No. 39 (File No. 33-31375) on April 20, 2012.

(14) Filed with the Registrant's Post-Effective Amendment No. 43 (File No. 33-1375) on April 24, 2015.

(15) Filed with the Registrant's Post-Effective Amendment No. 44 (File No. 33-1375) on April 22, 2016.
(16) Filed with the Registrant's Post-Effective Amendment No. 45 (File No. 33-1375) on April 26, 2017.


(17) Filed with the Registrant's Post-Effective Amendment No. 46 (File No. 33-1375) on April 25, 2018.

ITEM 25. DIRECTORS AND OFFICERS OF AUL


NAME AND PRINCIPAL                                  POSITIONS AND OFFICES
BUSINESS ADDRESS*                                          WITH AUL
---------------------  --------------------------------------------------------------------------------------
J. Scott Davison       President and Chief Executive Officer (8/13 - present);
                       Chairman, AUL (3/14 - present)

Jeffrey D. Holley      Executive Vice President, Chief Financial Officer and Treasurer (6/14 - present);
                       Director, AUL (10/11 - present)

Kelly M. Huntington    Senior Vice President, Enterprise Strategy (7/15 - present);
                       Director, AUL (10/15 - present)

John C. Mason          Senior Vice President and Chief Investment Officer (5/13 - present);
                       Director, AUL (2/12 - present)

Karin W. Sarratt       Senior Vice President and Chief Human Resources Officer (9/16 - present);
                       Director, AUL (12/16 - present)

Thomas M. Zurek        Executive Vice President, Secretary and Senior Chief Legal Counsel (8/17 - present);
                       Director, AUL (3/02 - present)


----------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's life reinsurance division, most reinsurance and AUL Long Term Care Solutions, Inc. were transferred to Employers Reinsurance Corporation on July 1, 2002.

MCCREADY AND KEENE, INC., ("McCready") is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.

NEWOHIO, LLC ("NewOhio") is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

OLDOHIO, LLC ("OldOhio") is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

ONEAMERICA ASSET MANAGEMENT, LLC ("OAM") is a limited liability company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is a stock holding company organized under the laws of Indiana. OAFP is wholly owned by AUMIHC which must always hold at least 51 percent of the voting of the stock of OAFP. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033. OAFP owns 100 percent of the voting stock of AUL and is the sole member of OAM.

ONEAMERICA INVESTMENT ADVISORY SERVICES LLC ("OAIAS") is a limited liability company organized under the laws of Indiana on August 3, 2016. OAIAS acts as an investment adviser registered with the appropriate governmental or regulatory authorities. The sole member of OAIAS is OneAmerica Financial Partners, Inc. which is wholly owned by AUMIHC.

ONEAMERICA RETIREMENT SERVICES LLC ("OARS") is an Indiana limited liability company engaged in the business of providing recordkeeping and related services to retirement plans.


ONEAMERICA SECURITIES, INC. ("OAS") (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2017, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2017, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL.


PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC ("Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

THE STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

REGISTRANT, AUL AMERICAN UNIT TRUST (File No. 811-5929), AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

ITEM 27. NUMBER OF CONTRACTHOLDERS


As of March 31, 2018, there were 2,424 qualified and non-qualified contracts offered by the Registrant.


ITEM 28. INDEMNIFICATION

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company provides as follows:

      (a) Coverage. The Corporation shall indemnfy as a matter of right, every person made a party to a proceeding because such person (an "Indemnitee") is or was:

            (i)   a member of the Board of Directors of the Corporation,

            (ii)  an officer of the Corporation, or

            (iii) while a director or officer of the Corporation, serving at the
                  Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

                  Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

      (b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

      (c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) Other Activity. In addition to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

      (b) Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

NAME AND PRINCIPAL                                                               POSITIONS AND OFFICES
BUSINESS ADDRESS*                                                           WITH ONEAMERICA SECURITIES, INC.
---------------------------------------------------------   ------------------------------------------------------------
Matthew T. Fleetwood                                        President & Director

Beth Haney                                                  Treasurer & Director

Dennis C. Martin                                            Chairman of the Board & Director

Terry W. Burns                                              Director

James Crampton                                              Tax Director

Sue E. Uhl                                                  Secretary, Chief Counsel & Anti-Money Laundering Officer

Anthony M. Smart                                            Vice President, Business Technology

Jay B. Williams                                             Chief Compliance Officer

John W. Zeigler                                             Vice President, Insurance Agency Registrations

Eric D. Smiley                                              Vice President, Operations

Bryan Hartley                                               Acting Financial Operations Principal


----------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

      (c)   Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, Indiana 46206-0368.

ITEM 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

The registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

      (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of
            Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

      (b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 25th day of April, 2018.


                                    AUL AMERICAN UNIT TRUST
                                    By: American United Life Insurance Company

                                    By:
                                        ----------------------------------------
                                    Name: J. Scott Davison*
                                    Title: Chairman, President & CEO

                                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                    (Depositor)

                                    By:
                                        ----------------------------------------
                                    Name: J. Scott Davison*
                                    Title: Chairman, President & CEO

* By: /s/ Stephen L. Due
      --------------------------------

Stephen L. Due as attorney-in-fact
Date: April 25, 2018

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


               SIGNATURE                                  TITLE                                  DATE
----------------------------------------  -------------------------------------  -------------------------------------
J. Scott Davison*                         Chairman                               April 25, 2018

Jeffrey D. Holley*                        Director                               April 25, 2018

Kelly M. Huntington*                      Director                               April 25, 2018

John C. Mason*                            Director                               April 25, 2018

Karin W. Sarratt*                         Director                               April 25, 2018

Thomas M. Zurek*                          Director                               April 25, 2018


/s/ Stephen L. Due
---------------------------------------------


*By: Stephen L. Due as Attorney-in-fact
Date: April 25, 2018

                          EXHIBITS FILED WITH FORM N-4


NUMBER IN FORM, N-4, ITEM 24(b)                                                  NAME OF EXHIBIT
----------------------------------------------------------   ---------------------------------------------------------
                           8.61                              Form of Service Agreement between JPMorgan Distribution Services, Inc.
                                                             and American United Life Insurance Company

                           8.62                              Form of Administrative Services Agreement by and among The Advisors'
                                                             Inner Circle Fund III, on behalf of the Knights of Columbus Funds and
                                                             American United Life Insurance Company

                           8.63                              Form of Sales Agreement with VP Distributors, LLC
                                                             and OneAmerica Securities, Inc.

                           8.64                              Form of Service Agreement between Virtus Fund Services, LLC, American
                                                             United Life Insurance Company, and OneAmerica Securities, Inc.

                           8.65                              Form of Service Agreement Payments between Virtus Fund Services, LLC,
                                                             American United Life Insurance Company, and OneAmerica Securities, Inc.

                           8.66                              Form of Dealer Agreement between American Beacon Advisors, Inc. and
                                                             OneAmerica Securities, Inc.

                           10.1                              Consent of Independent Auditor

                           10.2                              Consent of Dechert LLP

                           10.4                              Rule 483 Certified Resolution